As filed with the Securities and Exchange Commission on April 25, 2017

Registration No. 33-33085

811-06032

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 66	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 260	☒

Separate Account VA B

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code

(213) 742-5216

Alison Ryan, Esquire

c/o Office of the General Counsel, MS#2520

Transamerica Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, Iowa 52499-4520

(Name and Address of Agent for Service)

Title of Securities Being Registered:

Flexible Premium Variable Annuity Policies

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2017 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) (1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

2

TRANSAMERICA LANDMARK VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2017

To The

Prospectus and Statement of Additional Information Dated May 1, 2017

The following hereby replaces the corresponding information in the APPENDIX – CONDENSED FINANCIAL INFORMATION contained in the prospectus and Statement of Additional Information.

Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Tactical Allocation – Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.308791 $1.340560 $1.305216 $1.188512 $1.105311 $1.089880 $1.02258 $0.993342	$1.342238 $1.308791 $1.340560 $1.305216 $1.188512 $1.105311 $1.089880 $1.002258	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Tactical Allocation – Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.332552 $1.360898 $1.321132 $1.199467 $1.112201 $1.093467 $1.002607 $0.993351	$1.370617 $1.332552 $1.360898 $1.321132 $1.199467 $1.112201 $1.093467 $1.002607	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
PAM TA Aegon U.S. Government Securities – Service Class Subaccount Inception Date November 3, 2003	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.224617 $1.248856 $1.217502 $1.271027 $1.233998 $1.170842 $1.143620 $1.117307 $1.058956 $1.019177	$1.204700 $1.224617 $1.248856 $1.217502 $1.271027 $1.233998 $1.170842 $1.143620 $1.117307 $1.058956	0.000 0.000 0.000 0.000 0.000 0.000 113,442.404 114,167.431 328,459.216 43,081.922
TA BlackRock Tactical Allocation – Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.348655 $1.374647 $1.331866 $1.206852 $1.116845 $1.095871 $1.002838 $0.993356	$1.389896 $1.348655 $1.374647 $1.331866 $1.206852 $1.116845 $1.095871 $1.002838	6,390.561 6,828.617 7,263.823 7,694.524 0.000 0.000 0.000 0.000

Subaccount	Year	Separate Account Expense 1.50%
		Beginning AUV	Ending AUV	# Units
TA BlackRock Tactical Allocation – Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.373213 $1.395548 $1.348132 $1.217987 $1.123816 $1.099477 $1.003183 $0.993364	$1.419374 $1.373213 $1.395548 $1.348132 $1.217987 $1.123816 $1.099477 $1.003183	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

Subaccount	Year	Separate Account Expense 1.30%
		Beginning AUV	Ending AUV	# Units
TA BlackRock Tactical Allocation – Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.389890 $1.409713 $1.359135 $1.225513 $1.128521 $1.101913 $1.003418 $0.993369	$1.439439 $1.389890 $1.409713 $1.359135 $1.225513 $1.128521 $1.101913 $1.003418	10,503.280 11,390.671 12,135.160 13,538.501 10,554.282 12,180.747 13,842.306 0.000

2

TRANSAMERICA LANDMARK VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2017

To The

Prospectus and Statement of Additional Information Dated May 1, 2017

The following hereby replaces the corresponding information in the APPENDIX – CONDENSED FINANCIAL INFORMATION contained in the prospectus and Statement of Additional Information.

Subaccount	Year	Separate Account Expense 2.30%
		Beginning AUV	Ending AUV	# Units
TA BlackRock Tactical Allocation – Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.308791 $1.340560 $1.305216 $1.188512 $1.105311 $1.089880 $1.002258 $0.993342	$1.342238 $1.308791 $1.340560 $1.305216 $1.188512 $1.105311 $1.089880 $1.002258	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

Subaccount	Year	Separate Account Expense 2.00%
		Beginning AUV	Ending AUV	# Units
TA BlackRock Tactical Allocation – Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.332552 $1.360898 $1.321132 $1.199467 $1.112201 $1.093467 $1.002607 $0.993351	$1.370617 $1.332552 $1.360898 $1.321132 $1.199467 $1.112201 $1.093467 $1.002607	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

Subaccount	Year	Separate Account Expense 1.95%
		Beginning AUV	Ending AUV	# Units
TA Aegon Money Market – Service Class Subaccount Inception Date January 22, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$0.874591 $0.891605 $0.908945 $0.926620 $0.944739 $0.963061 $0.981792 $1.000804 $1.000000	$0.857945 $0.874591 $0.891605 $0.908945 $0.926620 $0.944739 $0.963061 $0.981792 $1.000804	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities – Service Class Subaccount Inception Date January 22, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.117720 $1.141522 $1.114497 $1.165209 $1.132940 $1.076537 $1.053056 $1.030339 $1.000000	$1.097923 $1.117720 $1.141522 $1.114497 $1.165209 $1.132940 $1.076537 $1.053056 $1.030339	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

TA AllianceBernstein Dynamic Allocation – Service Class Subaccount Inception Date August 16, 2010	2016 2015 2014 2013 2012 2011 2010	$1.147118 $1.174412 $1.136447 $1.083955 $1.044657 $1.047539 $1.000000	$1.147630 $1.147118 $1.174412 $1.136447 $1.083955 $1.044657 $1.047539	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Conservative – Service Class Subaccount Inception Date January 22, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.124515 $1.171569 $1.171584 $1.094890 $1.041413 $1.037227 $0.972755 $0.793990 $1.000000	$1.150541 $1.124515 $1.171569 $1.171584 $1.094890 $1.041413 $1.037227 $0.972755 $0.793990	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation – Moderate Growth – Service Class Subaccount Inception Date January 22, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.152819 $1.205678 $1.199825 $1.027546 $0.949221 $0.990224 $0.898123 $0.716069 $1.000000	$1.201546 $1.152819 $1.205678 $1.199825 $1.027546 $0.949221 $0.990224 $0.898123 $0.716069	0.000 0.000 30,017.573 31,375.530 32,695.465 35,400.651 35,434.724 35,474.345 35,519.648
TA Asset Allocation – Moderate – Service Class Subaccount Inception Date January 22, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.151140 $1.203395 $1.195664 $1.076523 $1.005964 $1.022550 $0.946527 $0.764658 $1.000000	$1.188524 $1.151140 $1.203395 $1.195664 $1.076523 $1.005964 $1.022550 $0.946527 $0.764658	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA International Moderate Growth – Service Class Subaccount Inception Date January 22, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$0.970829 $1.008782 $1.036633 $0.939715 $0.851811 $0.939166 $0.868514 $0.684650 $1.000000	$0.962560 $0.970829 $1.008782 $1.036633 $0.939715 $0.851811 $0.939166 $0.868514 $0.684650	86,220.862 48,924.942 49,195.517 49,467.585 49,741.157 50,016.245 50,292.851 50,570.993 9,285.237
TA Multi-Managed Balanced – Service Class Subaccount Inception Date January 22, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.514870 $1.545393 $1.425843 $1.234467 $1.119835 $1.00340 $0.905514 $0.733029 $1.000000	$1.599460 $1.514870 $1.545393 $1.425843 $1.234467 $1.119835 $1.100340 $0.905514 $0.733029	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return – Service Class Subaccount Inception Date January 22, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.150872 $1.167274 $1.140554 $1.195869 $1.136107 $1.093181 $1.042214 $0.917950 $1.000000	$1.156843 $1.150872 $1.167274 $1.140554 $1.195869 $1.136107 $1.093181 $1.042214 $0.917950	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

2

Subaccount	Year	Separate Account Expense 1.80%
		Beginning AUV	Ending AUV	# Units
PAM TA Aegon U.S. Government Securities – Service Class Subaccount Inception Date May 3, 2004	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.245048 $1.269687 $1.237817 $1.292240 $1.254592 $1.190388 $1.162706 $1.135955 $1.076621 $1.036194	$1.224796 $1.245048 $1.269687 $1.237817 $1.292240 $1.254592 $1.190388 $1.162706 $1.135955 $1.076621	0.000 0.000 0.000 0.000 0.000 0.000 87,233.052 145,405.960 225,821.584 0.000
TA BlackRock Tactical Allocation – Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.348655 $1.374647 $1.331866 $1.206852 $1.116845 $1.095871 $1.002838 $0.993356	$1.389896 $1.348655 $1.374647 $1.331866 $1.206852 $1.116845 $1.095871 $1.002838	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

Subaccount	Year	Separate Account Expense 1.50%
		Beginning AUV	Ending AUV	# Units
TA BlackRock Tactical Allocation – Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.373213 $1.395548 $1.348132 $1.217987 $1.123816 $1.099477 $1.003183 $0.993364	$1.389896 $1.373213 $1.395548 $1.348132 $1.217987 $1.123816 $1.099477 $1.003183	0.000 0.000 0.000 13,419.354 26,101.414 7,093.115 7,144.331 0.000

Subaccount	Year	Separate Account Expense 1.30%
		Beginning AUV	Ending AUV	# Units
TA BlackRock Tactical Allocation – Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.389890 $1.409713 $1.359135 $1.225513 $1.128521 $1.101913 $1.003418 $0.993369	$1.439439 $1.389890 $1.409713 $1.359135 $1.225513 $1.128521 $1.101913 $1.003418	143,870.749 169,205.079 61,567.200 94,238.459 71,728.299 23,932.997 21,145.046 0.000

3

TRANSAMERICA LANDMARKSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Separate Account VA B

Supplement Dated May 1, 2017

to the

Prospectus dated May 1, 2017

We will not accept any premium payment that is allocated to the fixed account or the dollar cost averaging fixed account in excess of $5,000. We also will not accept any premium payment or transfer which would result in the aggregate policy value in the fixed account and the dollar cost averaging fixed account exceeding $5,000.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica LandmarkSM Variable Annuity dated May 1, 2017

Transamerica Variable Annuity Series	MEMBERS® Variable Annuity Series
Partners Variable Annuity Series	Transamerica Advisor EliteSM II
Transamerica AxiomSM II	Transamerica AxiomSM Variable Annuity
Transamerica PrincipiumSM III	Transamerica Advisor EliteSM Variable Annuity
Transamerica LandmarkSM Variable Annuity	MEMBERS® LandmarkSM Variable Annuity
MEMBERS® FreedomSM Variable Annuity	Transamerica PrincipiumSM II Variable Annuity
Transamerica ExtraSM Variable Annuity	MEMBERS® ExtraSM Variable Annuity
Transamerica LibertySM Variable Annuity	MEMBERS® LibertySM Variable Annuity
Transamerica Variable Annuity I-Share

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

Supplement dated May 1, 2017

(for Applications signed on or after May 1, 2017)

to the

Prospectus dated May 1, 2017

This Rate Sheet Prospectus Supplement (this “supplement”) applies to the above listed Transamerica variable annuities and should be read and retained with the prospectus. If you would like another copy of the current prospectus, please call us at (800) 525-6205.

We are issuing this supplement to provide the growth percentage and withdrawal percentages that we are currently offering for the Retirement Income Choice® 1.6 as described in the Retirement Income Choice® 1.6 – Base Benefit – Withdrawal Percentage and the Retirement Income Choice® 1.6 – Base Benefit – Growth sections of the prospectus. This supplement replaces and supersedes any previously issued Rate Sheet Prospectus Supplement(s), and must be used in conjunction with the above effective variable annuity prospectuses, as amended.

The rates below apply for applications signed between May 1, 2017 and May 31, 2017. The growth percentage and withdrawal percentages may be different than those listed below for applications signed after May 31, 2017. The withdrawal percentage applicable to your policy will not change for the life of your policy (unless subject to an automatic step-up as described in the Automatic Step-Up section of your prospectus). The growth percentage can change upon manual reset, which is a manual process under which your current rider is terminated and a new rider is issued. You can only elect to reset during the 30 day period following each successive fifth rider anniversary and if all other rider issue requirements are met as further described in the Retirement Income Choice® 1.6 – Base Benefit- Manual Resets section of your prospectus. The Rate Sheet Prospectus Supplement applicable to your policy will be included with your prospectus. Please work with your financial professional or visit www.transamerica.com to confirm the current rates.

GROWTH PERCENTAGE

5.50%

WITHDRAWAL PERCENTAGE

Age at time of first withdrawal	Withdrawal Percentage - Single Life Option*	Withdrawal Percentage - Joint Life Option*
0-58	0.00%	0.00%
59-64	4.00%	3.50%
65-79	5.00%	4.50%
≥ 80	6.00%	5.50%

*	The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday.

Please note: In order for you to receive the growth percentage and withdrawal percentages reflected above, your application must be signed within the time period disclosed above. We must also receive your completed application within 7 calendar days from the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, your application will be considered not in good order. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time.

Please keep this Rate Sheet Prospectus Supplement for future reference.

Transamerica Variable Annuity Series	MEMBERS® Variable Annuity Series
Partners Variable Annuity Series	Transamerica Advisor EliteSM II
Transamerica AxiomSM II	Transamerica Income EliteSM II
Transamerica PrincipiumSM III	Transamerica Advisor EliteSM Variable Annuity
Transamerica LandmarkSM Variable Annuity	MEMBERS® LandmarkSM Variable Annuity
MEMBERS® FreedomSM Variable Annuity	Income EliteSM Variable Annuity
Transamerica ExtraSM Variable Annuity	MEMBERS® ExtraSM Variable Annuity
Transamerica LibertySM Variable Annuity	MEMBERS® LibertySM Variable Annuity
Transamerica AxiomSM Variable Annuity	Transamerica PrincipiumSM II Variable Annuity
Transamerica Variable Annuity I-Share

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

Supplement dated May 1, 2017

(for Applications signed on or after May 1, 2017)

to the

Prospectus dated May 1, 2017

This Rate Sheet Prospectus Supplement (this “supplement”) applies to the above listed Transamerica variable annuities and should be read and retained with the prospectus. If you would like another copy of the current prospectus, please call us at (800) 525-6205.

We are issuing this supplement to provide the growth percentage and withdrawal percentages that we are offering for the Retirement Income Max® as described in the Retirement Income Max®– Base Benefit – Withdrawal Percentage and the Retirement Income Max® – Base Benefit – Growth sections of the prospectus. This supplement replaces and supersedes any previously issued Rate Sheet Prospectus Supplement(s), and must be used in conjunction with the above effective variable annuity prospectuses, as amended.

The rates below apply for applications signed between May 1, 2017 and May 31, 2017. The growth percentage and withdrawal percentages may be different than those listed below for applications signed after May 31, 2017. The withdrawal percentage applicable to your policy will not change for the life of your policy (unless subject to an automatic step-up as described in the Automatic Step-Up section of your prospectus). The Rate Sheet Prospectus Supplement applicable to your policy will be included with your prospectus. Please work with your financial professional or visit www.transamerica.com to confirm the current rates.

GROWTH PERCENTAGE

5.50%

WITHDRAWAL PERCENTAGE

Age at time of first withdrawal	Withdrawal Percentage - Single Life Option*	Withdrawal Percentage - Joint Life Option*
0-58	0.00%	0.00%
59-64	4.20%	3.70%
65-79	5.20%	4.70%
≥ 80	6.20%	5.70%

*	The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the benefit anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday.

Please note: In order for you to receive the growth percentage and withdrawal percentages reflected above, your application must be signed within the time period disclosed above. We must also receive your completed application within 7 calendar days after the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, your application will be considered not in good order. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time.

Please keep this Rate Sheet Prospectus Supplement for future reference.

TRANSAMERICA LANDMARKSM VARIABLE ANNUITY
Issued Through
SEPARATE ACCOUNT VA B
By
TRANSAMERICA LIFE INSURANCE COMPANY
This flexible premium deferred annuity policy has many investment choices. There is a separate account that currently provides a means of investing in various underlying fund portfolios. There is also a fixed account, which offers interest at rates that are guaranteed by Transamerica Life Insurance Company. You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the separate account.
The policy is no longer available for purchase by new policyowners.
This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference.
If you would like more information about the Transamerica LandmarkSM Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2017. Please call us at (800) 525-6205 or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the variable annuity can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-732-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.
The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Prospectus Date: May 1, 2017
Statement of Additional Information Date: May 1, 2017

The subaccounts available under this policy invest in the following underlying fund portfolios:
SUBACCOUNT	UNDERLYING FUND PORTFOLIO
AB Balanced Wealth Strategy Portfolio - Class B	AB Balanced Wealth Strategy Portfolio - Class B
AB Growth and Income Portfolio – Class B	AB Growth and Income Portfolio – Class B
American Funds - Asset Allocation FundSM - Class 2	American Funds - Asset Allocation FundSM - Class 2
American Funds - Bond FundSM - Class 2	American Funds - Bond FundSM - Class 2
American Funds - Growth FundSM - Class 2	American Funds - Growth FundSM - Class 2
American Funds - Growth-Income FundSM - Class 2	American Funds - Growth-Income FundSM - Class 2
American Funds - International FundSM - Class 2	American Funds - International FundSM - Class 2
Fidelity ® VIP Balanced Portfolio - Service Class 2	Fidelity ® VIP Balanced Portfolio - Service Class 2
Fidelity ® VIP Contrafund® Portfolio – Service Class 2	Fidelity ® VIP Contrafund® Portfolio – Service Class 2
Fidelity ® VIP Mid Cap Portfolio – Service Class 2	Fidelity ® VIP Mid Cap Portfolio – Service Class 2
Fidelity ® VIP Value Strategies Portfolio – Service Class 2	Fidelity ® VIP Value Strategies Portfolio – Service Class 2
State Street Total Return V.I.S. Fund - Class 3	State Street Total Return V.I.S. Fund - Class 3
TA AB Dynamic Allocation - Service Class	Transamerica AB Dynamic Allocation VP - Service Class
TA Aegon Government Money Market - Service Class	Transamerica Aegon Government Money Market VP – Service Class
TA Aegon High Yield Bond - Service Class	Transamerica Aegon High Yield Bond VP – Service Class
TA Aegon U.S. Government Securities - Service Class	Transamerica Aegon U.S. Government Securities VP – Service Class
TA American Funds Managed Risk - Balanced - Service Class	Transamerica American Funds Managed Risk VP - Service Class
TA Asset Allocation - Conservative - Service Class	Transamerica Asset Allocation - Conservative VP – Service Class
TA Asset Allocation - Growth - Service Class	Transamerica Asset Allocation - Growth VP – Service Class
TA Asset Allocation - Moderate Growth - Service Class	Transamerica Asset Allocation - Moderate Growth VP – Service Class
TA Asset Allocation - Moderate - Service Class	Transamerica Asset Allocation - Moderate VP – Service Class
TA Barrow Hanley Dividend Focused - Service Class	Transamerica Barrow Hanley Dividend Focused VP – Service Class
TA BlackRock Equity Smart Beta 100 - Service Class	Transamerica BlackRock Equity Smart Beta 100 VP - Service Class
TA BlackRock Global Allocation - Service Class	Transamerica BlackRock Global Allocation VP - Service Class
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Balanced VP - Service Class
TA BlackRock Global Allocation Managed Risk - Growth - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Growth VP - Service Class
TA BlackRock Smart Beta 50 - Service Class	Transamerica BlackRock Smart Beta 50 VP - Service Class
TA BlackRock Smart Beta 75 - Service Class	Transamerica BlackRock Smart Beta 75 VP - Service Class
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class
TA Clarion Global Real Estate Securities - Service Class	Transamerica Clarion Global Real Estate Securities VP – Service Class
TA International Equity Index - Service Class	Transamerica International Equity Index VP - Service Class
TA International Moderate Growth - Service Class	Transamerica International Moderate Growth VP – Service Class
TA JPMorgan Core Bond - Service Class	Transamerica JPMorgan Core Bond VP - Service Class
TA JPMorgan Enhanced Index - Service Class	Transamerica JPMorgan Enhanced Index VP – Service Class
TA JPMorgan Mid Cap Value - Service Class	Transamerica JPMorgan Mid Cap Value VP–Service Class
TA JPMorgan Tactical Allocation - Service Class	Transamerica JPMorgan Tactical Allocation VP - Service Class
TA Janus Balanced - Service Class	Transamerica Janus Balanced VP–Service Class
TA Janus Mid-Cap Growth - Service Class	Transamerica Janus Mid-Cap Growth VP – Service Class
TA Jennison Growth - Service Class	Transamerica Jennison Growth VP– Service Class
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class
TA Legg Mason Dynamic Allocation - Growth - Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP - Service Class
ii

SUBACCOUNT	UNDERLYING FUND PORTFOLIO
TA Madison Diversified Income - Service Class(1)	Transamerica Madison Diversified Income VP - Service Class
TA MFS International Equity - Service Class	Transamerica MFS International Equity VP – Service Class
TA Managed Risk - Balanced ETF - Service Class	Transamerica Managed Risk - Balanced ETF VP - Service Class
TA Managed Risk - Conservative ETF - Service Class	Transamerica Managed Risk - Conservative ETF VP - Service Class
TA Managed Risk - Growth ETF - Service Class	Transamerica Managed Risk - Growth ETF VP - Service Class
TA Market Participation Strategy - Service Class	Transamerica Market Participation Strategy VP - Service Class
TA Morgan Stanley Capital Growth - Service Class	Transamerica Morgan Stanley Capital Growth VP – Service Class
TA Multi-Managed Balanced - Service Class	Transamerica Multi-Managed Balanced VP – Service Class
TA PineBridge Inflation Opportunities- Service Class	Transamerica PineBridge Inflation Opportunities VP - Service Class
TA PIMCO Tactical - Balanced - Service Class	Transamerica PIMCO Tactical–Balanced VP–Service Class
TA PIMCO Tactical - Conservative - Service Class	Transamerica PIMCO Tactical–Conservative VP–Service Class
TA PIMCO Tactical - Growth - Service Class	Transamerica PIMCO Tactical–Growth VP–Service Class
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class
TA QS Investors Active Asset Allocation - Conservative - Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP - Service Class
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP - Service Class
TA QS Investors Active Asset Allocation - Moderate - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP - Service Class
TA Small Mid Cap Value - Service Class	Transamerica Small/Mid Cap Value VP – Service Class
TA T. Rowe Price Small Cap - Service Class	Transamerica T. Rowe Price Small Cap VP – Service Class
TA TS&W International Equity - Service Class	Transamerica TS&W International Equity VP – Service Class
TA Torray Concentrated Growth - Service Class	Transamerica Torray Concentrated Growth VP – Service Class
TA U.S. Equity Index - Service Class	Transamerica U.S. Equity Index VP - Service Class
TA WMC US Growth - Service Class	Transamerica WMC US Growth VP – Service Class
(1)	This subaccount will become available on or about June 1, 2017.
iii

iv

TABLE OF CONTENTS continued
v

GLOSSARY OF TERMS
accumulation unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.
adjusted policy value—The policy value increased or decreased by any excess interest adjustment.
Administrative Office—Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 525-6205.
annuitant—The person on whose life any annuity payments involving life contingencies will be based.
annuitize (annuitization)—When you switch from the accumulation phase to the income phase and we begin to make annuity payments to you (or your designee).
annuity commencement date—The date upon which annuity payments are to commence.
annuity payment option—A method of receiving a stream of annuity payments selected by the owner.
assumed investment return or AIR— The annual effective rate shown in the contract that is used in the calculation of each variable annuity payment.
cash value—The adjusted policy value less any applicable surrender charge and rider fees (imposed upon surrender).
excess interest adjustment—A positive or negative adjustment to amounts surrendered (both partial or full surrenders) and transfers or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by the Company since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full or partial surrenders or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.
fixed account—One or more investment options under the policy that are part of the Company's general assets and are not in the separate account.
free amount—The amount that can be withdrawn each year without incurring any surrender charges or excess interest adjustments.
guaranteed lifetime withdrawal benefit—Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Living Benefits Rider, the Retirement Income Max® Rider and the Retirement Income Choice® 1.6 Rider.
guaranteed period options—The various guaranteed interest rate periods of the fixed account which the Company may offer and into which premium payments may be paid or amounts transferred.
owner (you, your)—The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and before the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.
policy date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
policy value—On or before the annuity commencement date, the policy value is equal to the owner's:
•	premium payments; minus
•	gross partial surrenders (partial surrenders plus or minus excess interest adjustments plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge plus taxes (on the withdrawal)); plus
•	interest credited in the fixed account; plus
•	accumulated gains in the separate account; minus
•	accumulated losses in the separate account; minus
•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.
policy year—A policy year begins on the policy date and on each anniversary thereafter.
separate account—Separate Account VA B, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
separate account value—The portion of the policy value that is invested in the separate account.
subaccount—A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.
1

valuation period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made generally at the close of business on each business day.
written notice—Written notice, signed by the owner, that gives the Company the information it requires and is received in good order at the Administrative Office. For some transactions, the Company may accept an electronic notice such as telephone instructions or any other means acceptable to the Company. Such electronic notice must meet the requirements for good order that the Company establishes for such notices.
2

SUMMARY
The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.
THE ANNUITY POLICY
The flexible premium deferred variable annuity policy offered by Transamerica Life Insurance Company (the Company, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: various subaccounts of the separate account and the fixed account of the Company. The policy is intended to accumulate money for retirement or other long-term investment purposes.
This policy currently offers subaccounts that are listed in the “Appendix–Portfolios Associated with the Subaccounts” in this prospectus. Each subaccount invests exclusively in shares of one of the underlying fund portfolios. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.
The fixed account offers an interest rate that the Company guarantees.
The policy, like all deferred annuity policies, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you annuitize and begin receiving regular annuity payments from your policy. The money you can accumulate during the accumulation phase will largely determine the payments you receive during the income phase.
PURCHASE
The initial premium payment for nonqualified policies must be at least $5,000 or more, and at least $1,000 for qualified policies, under most circumstances. You must obtain prior Company approval to purchase a policy with an amount less than the stated minimum. However, we do not offer this policy for sale to new policy owners. You can generally add as little as $50 at any time during the accumulation phase.
INVESTMENT CHOICES
You can allocate your premium payments to one of several underlying fund portfolios listed in the “Appendix–Portfolios Associated with the Subaccounts” in this prospectus and described in the underlying fund prospectuses. Depending upon their investment performance, you can make or lose money in any of the subaccounts.
You can also allocate your premium payments to the fixed account.
We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year and to impose restrictions and limitations on transfers.
EXPENSES
Note: The following section on expenses and the Annuity Policy Fee Table and expense examples only apply to policies issued on or after the date of this prospectus. See “Appendix - Policy Variations” for information about older policies.
No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.
We may deduct a surrender charge of up to 8% of premium payments surrendered within seven years after the premium is paid. We will calculate surrender charges by taking the earnings, if any, out before premium payments.
If you select the Life with Emergency CashSM annuity payment option, then you can surrender your policy after annuity payments have begun. A surrender charge of up to 4% of adjusted policy value will apply during the first four years after the annuity commencement date.
Full surrenders, partial surrenders, and transfers from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account prior to the end of the guaranteed period option.
3

We deduct daily mortality and expense risk fees and administrative charges from the assets in each subaccount during the accumulation phase, at an annual rate (as a percentage of the subaccount's value) that depends on the death benefit option that you select, as follows:
•	1.30% if you choose the Return of Premium Death Benefit
•	1.50% if you choose the Annual Step-Up Death Benefit
During the accumulation phase, we deduct an annual service charge of no more than $35 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.
Upon full surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable. State premium taxes currently range from 0% to 3.50%, depending on the state.
If you elect the Initial Payment Guarantee feature when you annuitize, then there is a daily fee (during the income phase) currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.
We deduct a daily fund facilitation fee from the assets in certain investment choices at an annual rate (as a percentage of the subaccount's value) as follows:
•	0.30% if you choose the American Funds - Asset Allocation FundSM - Class 2
•	0.30% if you choose the American Funds - Bond FundSM - Class 2
•	0.30% if you choose the American Funds - Growth FundSM - Class 2
•	0.30% if you choose the American Funds - Growth-Income FundSM - Class 2
•	0.30% if you choose the American Funds - International FundSM - Class 2
•	0.20% if you choose the AB Balanced Wealth Strategy Portfolio - Class B
•	0.20% if you choose the State Street Total Return V.I.S. Fund - Class 3
•	0.15% if you choose the Franklin Founding Funds Allocation VIP Fund - Class 4
•	0.15% if you choose the TA International Equity Index - Service Class
•	0.15% if you choose the TA U.S. Equity Index - Service Class
If you elect the Additional Death Distribution (“ADD”), then there is an annual rider fee during the accumulation phase of 0.25% of the policy value.
If you elect the Additional Death Distribution+ (“ADD+”), then there is an annual rider fee during the accumulation phase of 0.55% of the policy value.
If you elect the Liquidity Rider, then there is a fee equal to an annual rate of 0.50% of the daily net asset value in the subaccounts. This fee is only charged for the first four years.
If you elect the Living Benefits Rider, then there is an annual rider fee during the accumulation phase of 1.25% of the “principal back” total withdrawal base on each anniversary (“rider anniversary”) of the date the rider was elected.
If you elect the Retirement Income Max® Rider, there is an annual rider fee which is disclosed in a Rate Sheet Prospectus Supplement which may be amended by us from time to time.
If you elect the Retirement Income Choice® 1.6 Rider, there is a rider fee which is disclosed in a Rate Sheet Prospectus Supplement which may be amended by us from time to time.
The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.
ACCESS TO YOUR MONEY
You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies).
You may generally take out up to the free amount free of surrender charges. Amounts surrendered in excess of this free amount may be subject to surrender charges and/or excess interest adjustments. You may have to pay income tax and a tax penalty on any money you take out.
If you have policy value in the fixed account, you may take out any cumulative interest credited free of excess interest adjustments.
Access to amounts held in qualified policies may be restricted or prohibited by law or regulation or the terms of the policy.
Surrenders are not generally permitted during the income phase unless you elect the Life with Emergency CashSM annuity payment option.
4

Partial surrenders will reduce your policy value. Depending on its amount and timing, a partial surrender may considerably reduce or eliminate some of the benefits and guarantees provided by your Policy. You should carefully consider whether a partial surrender under a particular circumstance will have a negative impact to your benefits or guarantees. The impact of partial and full surrenders (generally) on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.
ANNUITY PAYMENTS (THE INCOME PHASE)
The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, then the dollar amount of your annuity payments may go up or down. However, the Initial Payment Guarantee is available for an extra fee and it guarantees a minimum amount for each variable annuity payment.
DEATH BENEFIT
If the sole annuitant dies before the income phase begins, then the beneficiary will generally receive a death benefit. If the owner is not the annuitant, then no death benefit is paid if the owner dies; however required distribution rules require that the policy value be distributed upon the death of any owner.
Naming different persons as owner and annuitant can affect to whom and whether amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.
When you purchase a policy you must choose a guaranteed minimum death benefit option:
•	Annual Step-Up Death Benefit
•	Return of Premium Death Benefit
After the policy is issued, you cannot make an election and the death benefit option cannot be changed.
The death benefit is paid first to a surviving owner, if any; it is paid only to the beneficiary if there is no surviving owner.
TAXES
Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. For nonqualified and certain qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the income phase are, in many cases, considered as all taxable income. If you are younger than 59½ when you take money out, you may incur a 10% federal penalty tax on the taxable earnings.
ADDITIONAL FEATURES
This policy has additional features that might interest you. These features may not be available for all policies, may vary for certain policies, may not each be available in combination with other optional benefits under the policy, and may not be suitable for your particular situation.
These features include, but are not limited to, the following:
•	You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the “Systematic Payout Option” (“SPO”). Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.
•	You can elect an optional feature at the time of annuitization that guarantees your variable annuity payments will never be less than a percentage of the initial variable annuity payment. This feature is called the “Initial Payment Guarantee” (“IPG”). There is an extra charge for this feature.
•	You may elect one of two optional riders that might pay an additional amount on top of the policy death benefit, in certain circumstances. These features are called the “Additional Death Distribution” (“ADD”) and “Additional Death Distribution+” (“ADD+”). There is an extra charge for these riders.
•	Under certain medically related circumstances, you may surrender all or a portion of the policy value without any surrender charge or excess interest adjustment. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”
5

•	Under certain unemployment circumstances, you may surrender all or a portion of the policy value free of any surrender charges or excess interest adjustments. This feature is called the “Unemployment Waiver.”
•	You may generally make transfers and/or change the allocation of additional premium payments by telephone or other electronic means acceptable to the Company. We may restrict or eliminate this feature.
•	You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment choices into one or more subaccounts. This feature is known as “Dollar Cost Averaging.”
•	We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called “Asset Rebalancing.”
•	You may elect an optional rider that reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase your policy. This feature is called the “Liquidity Rider.” There is an extra charge for this rider.
•	You may elect to purchase an optional rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed lifetime withdrawal benefit. This feature is called the “Living Benefits Rider.” If you elect this rider, we will monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts back and forth between investment choices that we designate and the variable investment choices that you have selected. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.
•	You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Retirement Income Max® Rider.” If you elect the Retirement Income Max® Rider, you must allocate 100% of your policy value to one or more “designated investment option(s).” (See “Appendix - Designated Investment Options”.) The designated investment options differ from the designated investment options for the other guaranteed lifetime withdrawal benefits. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.
•	You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Retirement Income Choice® 1.6 Rider.” If you elect the Retirement Income Choice® 1.6 Rider, you must allocate 100% of your policy value in certain designated investment choices. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.
OTHER INFORMATION
Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account; if state law requires, we will refund your original premium payment(s). The policy will then be deemed void.
No Probate. Usually, the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for transfer and inheritance tax purposes.
Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment, market timing, or if you cannot take the risk of losing money that you put in.
There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, and additional features, make this policy appropriate for your needs.
State Variations. Policies issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, issue age limitations, and the general availability of riders. This prospectus describes the material rights and obligations of a policy owner, and the maximum fees and charges for all policy features and benefits are set forth in the fee table of this prospectus. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your agent or contact us for specific information that is applicable to your state.
Old Policies. See “Appendix - Policy Variations” for information on how older policies have different features and requirements, and sometimes different fees and deductions.
6

Financial Statements. Financial Statements for the Company and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation by year end December 31, 2016) are in “Appendix – Condensed Financial Information” to this prospectus and the SAI.
INQUIRIES
If you need more information or want to make a transaction, please contact us at:
Transamerica Life Insurance Company
Administrative Office
Attention: Customer Care Group
4333 Edgewood Road NE
Cedar Rapids, IA 52499-0001
(800) 525-6205
You may check your policy at www.transamerica.com. Follow the logon procedures. We cannot guarantee that you will be able to access this site.
You should protect your logon information, because on-line (or telephone) options may be available and could be made by anyone who knows your logon information. We may not be able to verify that the person providing instructions using your logon information is you or someone authorized by you.
7

Annuity Policy FEE TABLE AND EXPENSE EXAMPLES
The following describes the fees and expenses that you will pay when buying, owning, and surrendering the policy. Please be certain to review the notes following the fee table and expense examples for further information about the fees and charges presented. The order of the notes follows the order in which the fees and charges under the policy are presented in the fee tables and the expense examples.
The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase the fees may be different than those described in the Fee Table. See Notes to Fee Table and Expense Examples, No. 5.
The first section describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options. State premium taxes may also be deducted. Excess interest adjustments may be made to amounts surrendered (partial and full), transferred or applied to annuity payment options from cash value from the fixed account. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)
Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)(1)
Base Policy	8%
Transfer Fee(2)	$0-$10
Special Service Fee(3)	$0-$25
The next section describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)
Annual Service Charge(4)	$0-$35 per policy
Separate Account Annual Expenses (as a percentage, annually, of average separate account value)(5):
Base Separate Account Expenses:
Mortality and Expense Risk Fee	1.15%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.30%
Optional Separate Account Expenses: (You may only elect one of the guaranteed minimum death benefits listed below)
Double Enhanced Death Benefit - No Longer Available	0.65%
Annual Step-Up Death Benefit	0.20%
Liquidity Rider	0.50%
Fund Facilitation Fee	0.30%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	2.30%
Optional Death Benefit Riders: (You may only elect one of the optional riders listed below)
Additional Death Distribution (annual charge based on policy value)	0.25%
Additional Death Distribution+ (annual charge based on policy value)	0.55%

Maximum
Optional Guaranteed Lifetime Withdrawal Benefit Riders: (You may only elect one of the optional riders listed below)(6)
Retirement Income Max® Rider (annual charge - a % of withdrawal base):* (for riders issued on or after December 12, 2011)
Base Benefit	2.50%
Retirement Income Choice® 1.6 Rider (annual charge - a % of withdrawal base): (for riders issued on or after May 1, 2014)
Base Benefit Designated Allocation Group A*	2.50%
Base Benefit Designated Allocation Group B*	2.50%
Base Benefit Designated Allocation Group C*	2.50%
8

Maximum
Additional Benefits available with the Retirement Income Choice® 1.6 Rider:
Death Benefit (Single Life Option)*	0.55%
Death Benefit (Joint Life Option)*	0.50%
Income EnhancementSM Benefit (Single Life Option)*	0.45%
Income EnhancementSM Benefit (Joint Life Option)*	0.65%
*The Current rider fee will be less than or equal to the stated Maximum. Your rider fee may increase (or decrease) at the time of any automatic step-up. See Automatic Step- Up section. Your current rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchase the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the Edgar system at www.sec.gov (File 33-33085). Please note that the maximum fee listed above of 2.50% already includes the additional death benefit and/or income enhancement option as applicable.
	Maximum	Current
Optional Guaranteed Lifetime Withdrawal Benefit Riders: (You may only elect one of the optional riders listed below)
Living Benefits Rider (annual charge - a % of Principal Back Total Withdrawal Base)	1.25%	1.25%
Retirement Income Max® Rider (annual charge - a % of withdrawal base): (for riders issued before December 12, 2011)
Base Benefit	1.75%	1.00%
Retirement Income Choice® 1.6 Rider (annual charge - a % of withdrawal base): (for riders issued before May 1, 2014)
Base Benefit Designated Allocation Group A	2.30%	1.55%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with the Retirement Income Choice® 1.6 Rider:
Death Benefit (Single Life Option)	0.40%	0.40%
Death Benefit (Joint Life Option)	0.35%	0.35%
Income EnhancementSM Benefit (Single Life Option)	0.30%	0.30%
Income EnhancementSM Benefit (Joint Life Option)	0.50%	0.50%

Optional Guaranteed Lifetime Withdrawal Benefit Riders - No Longer Available:
5 for LifeSM Rider (annual charge - a % of Total Withdrawal Base)	1.35%
5 for LifeSM with Growth (with additional death benefit)	1.60%
5 for LifeSM with Growth (without additional death benefit)	1.35%

	Single	Joint
Income SelectSM for Life - Single and Joint Life Option (annual charge - a % of Total Withdrawal Base):
Base Benefit	1.15%	1.35%
Additional Benefits available with Income SelectSM for Life Rider:
Growth Benefit	0.25%	0.50%
Death Benefit	0.25%	0.20%
Income EnhancementSM Benefit	0.10%	0.20%
Total Income SelectSM for Life Rider Fees with Highest Combination of Benefits	1.75%	2.25%

	Maximum	Current
Retirement Income Choice® Rider - Single Life Option: (annual charge - a % of Withdrawal Base)
Base Benefit	2.10%	1.35%
Additional Benefits available with the Retirement Income Choice® Rider:
Death Benefit	0.25%	0.25%
9

	Maximum	Current
Income EnhancementSM Benefit	0.15%	0.15%
Total Retirement Income Choice® Rider Fees (Single Life) with Highest Combination of Benefits	2.50%	1.75%
Retirement Income Choice® Rider - Joint Life Option (annual charge - a % of Withdrawal Base):
Base Benefit	2.40%	1.65% (1)
Additional Benefits available with the Retirement Income Choice® Rider:
Death Benefit	0.20%	0.20%
Income EnhancementSM Benefit	0.30%	0.30%
Total Retirement Income Choice® Rider Fees (Joint Life) with Highest Combination of Benefits	2.90%	2.15%
Retirement Income Choice® with Double Withdrawal Base Benefit Rider - Single Life Option (annual charge - a % of Withdrawal Base):
Base Benefit	2.40%	1.65% (1)
Additional Benefits available with the Retirement Income Choice® with Double Withdrawal Base Benefit Rider:
Death Benefit	0.25%	0.25%
Income EnhancementSM Benefit	0.15%	0.15%
Total Retirement Income Choice® with Double Withdrawal Base Benefit Rider Fees (Single Life) with Highest Combination of Benefits	2.80%	2.05%
Retirement Income Choice® with Double Withdrawal Base Benefit Rider - Joint Life Option (annual charge - a % of Withdrawal Base):
Base Benefit	2.40%	1.65% (1)
Additional Benefits available with the Retirement Income Choice® with Double Withdrawal Base Benefit Rider:
Death Benefit	0.20%	0.20%
Income EnhancementSM Benefit	0.30%	0.30%
Total Retirement Income Choice® with Double Withdrawal Base Benefit Rider Fees (Joint Life) with Highest Combination of Benefits	2.90%	2.15%
Retirement Income Choice® 1.4 Rider (annual charge - a % of withdrawal base):
Base Benefit Designated Allocation Group A	2.30%	1.55%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with the Retirement Income Choice® 1.4 Rider:
Death Benefit (Single Life Option)	0.40%	0.40%
Death Benefit (Joint Life Option)	0.35%	0.35%
Income EnhancementSM Benefit (Single Life Option)	0.30%	0.30%
Income EnhancementSM Benefit (Joint Life Option)	0.50%	0.50%
Total Retirement Income Choice® 1.4 Rider Fees (Joint Life) with Highest Combination of Benefits	3.15%	2.40%
Retirement Income Choice® 1.2 Rider (annual charge - a % of withdrawal base):
Base Benefit Open Allocation Option	2.30%	1.55%
Base Benefit Designated Allocation Group A	2.30%	1.55%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with the Retirement Income Choice® 1.2 Rider:
Death Benefit (Single Life Option)	0.40%	0.40%
Death Benefit (Joint Life Option)	0.35%	0.35%
Income EnhancementSM Benefit (Single Life Option)	0.30%	0.30%
Income EnhancementSM Benefit (Joint Life Option)	0.50%	0.50%
Total Retirement Income Choice® 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits and Allocation Options	3.15%	2.40%
Income LinkSM Rider (annual charge a - % of withdrawal base):
Base Benefit	2.00%	1.25%

10

Optional Guaranteed Minimum Income Benefit Riders - No Longer Available:
Family Income Protector	0.30%
Managed Annuity Program	0.45%
Managed Annuity Program II	0.45%
(1) The current fee is 1.55% for policyowners who purchase the base benefit only with no additional benefits elected.
The next section shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2016 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.
Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses)(7):
Lowest Gross	0.35%
Highest Gross	1.50%
The following Examples are intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.
The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your policy has a 5% return each year, the highest Total Portfolio Annual Operating Expenses of any of the portfolios for the year ended December 31, 2016, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the highest Fund Facilitation Fee, Annual Step-Up Death Benefit, Additional Death Distribution+ Rider and Retirement Income Choice® 1.6 Rider – Joint Life with additional Death Benefit and Income EnhancementSM options (prior to May 1, 2014). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Examples(8):
If the policy is surrendered at the end of the applicable time period (without Liquidity Rider):
1 Year	$1,345
3 Years	$2,528
5 Years	$3,654
10 Years	$6,624
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (without Liquidity Rider):
1 Year	$ 625
3 Years	$1,898
5 Years	$3,204
10 Years	$6,624
If the policy is surrendered at the end of the applicable time period (with Liquidity Rider):
1 Year	$1,393
3 Years	$2,665
5 Years	$3,374
10 Years	$6,753
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (with Liquidity Rider):
1 Year	$ 673
3 Years	$2,035
5 Years	$3,374
10 Years	$6,753
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The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your policy has a 5% return each year, the highest Total Portfolio Annual Operating Expenses of any of the portfolios for the year ended December 31, 2016, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the Liquidity Rider, highest Fund Facilitation Fee, Annual Step-Up Death Benefit, Additional Death Distribution+ Rider and Retirement Income Choice® 1.6 Rider - Joint Life with additional Death Benefit and Income EnhancementSM options (on or after May 1, 2014). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Examples:
If the policy is surrendered at the end of the applicable time period (without Liquidity Rider):
1 Year	$1,335
3 Years	$2,498
5 Years	$3,604
10 Years	$6,519
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (without Liquidity Rider):
1 Year	$ 615
3 Years	$1,868
5 Years	$3,154
10 Years	$6,519
If the policy is surrendered at the end of the applicable time period (with Liquidity Rider):
1 Year	$1,383
3 Years	$2,635
5 Years	$3,324
10 Years	$6,649
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (with Liquidity Rider):
1 Year	$ 663
3 Years	$2,005
5 Years	$3,324
10 Years	$6,649
Please remember that these Examples are illustrations and do not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Examples. Similarly, your rate of return may be more or less than the 5% assumed in the Examples.
For information concerning compensation paid for the sale of the policies, see OTHER INFORMATION - Distributor of the Policies.
Notes to Fee Table and Expense Examples
Owner Transaction Expenses:
1) Maximum Surrender Charge: The surrender charge, if any is imposed, applies to each premium payment, regardless of how policy value is allocated among the investment options. The surrender charge decreases based on the number of years since the premium payment was made.
If you select the Life with Emergency CashSM annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See EXPENSES.
2) Transfer Fee: The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the investment choices. There is no fee for the first 12 transfers per policy year. For additional transfers, the Company may charge a fee of $10 per transfer. Currently, we do not charge a transfer fee, but reserve the right to do so.
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3) Special Service Fees: We may deduct a charge for special services, including overnight delivery; duplicate policies; non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. We may charge a fee for each service performed. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require us to incur additional processing costs.
4) Annual Service Charge:
Annual Service Charge: The annual service charge is assessed per policy on each policy anniversary and at surrender. The charge is waived if your policy value, or the sum of your premiums less all partial surrenders, is at least $50,000.
5) Separate Account Annual Expenses:
Mortality and Expense Risk Fee: The mortality and expense risk fee shown is for the accumulation phase with the base death benefit. During the income phase, the mortality and expense risk fee is at an annual rate of 1.25%
Optional Separate Account Expenses: Any optional separate account expense is in addition to the mortality and expense risk and administrative fees.
Fund Facilitation Fee: This daily fee is applied only to policy value in the subaccounts invested in the American Funds - Asset Allocation Fund - Class 2 (0.30%), American Funds - Bond Fund - Class 2 (0.30%), American Funds - Growth Fund - Class 2 (0.30%), American Funds - Growth-Income Fund - Class 2 (0.30%), American Funds - International Fund - Class 2 (0.30%), AB Balanced Wealth Strategy Portfolio - Class B (0.20%), State Street Total Return V.I.S. Fund - Class 3 (0.20%), Franklin Templeton VIP Founding Funds Allocation Fund - Class 4 (0.15%), TA International Equity Index - Service Class (0.15%) and TA U.S. Equity Index - Service Class (0.15%).
We charge a fund facilitation fee in order to make certain subaccounts available as investment choices under the policies. We apply the fee to subaccounts that invest in underlying funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify.
Liquidity Rider: This fee is only charged for the first four policy years.
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses: This reflects the base separate account expenses, the Liquidity Rider, the Annual Step-Up Death Benefit fee, plus the Fund Facilitation fee, but does not include any annual optional rider fees. The Double Enhanced Death Benefit is not included in the total since it is no longer available. The death benefits are mutually exclusive.
OPTIONAL RIDERS
In some cases, riders to the policy are available that provide optional benefits. There are additional fees (annualized fee charged on a yearly or quarterly basis, depending on the rider) for those riders.
Optional Death Benefit Riders:
Additional Death Distribution Rider and Additional Death Distribution+ Rider: This annual fee is a percentage of the policy value and is only deducted during the accumulation phase.
6) Optional Guaranteed Lifetime Withdrawal Benefit Riders:
Living Benefits Rider: The annual fee is a percentage of the “principal back” Total Withdrawal Base. The “principal back” Total Withdrawal Base on the rider date is the policy value. After the rider date, the “principal back” Total Withdrawal Base is equal to: the “principal back” Total Withdrawal Base on the rider date; plus subsequent premium payments; less subsequent “principal back” adjusted partial withdrawals.
Retirement Income Max® Rider and Retirement Income Choice® 1.6 Rider - Withdrawal Base: We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value. For riders issued prior to the date of this prospectus, the withdrawal percentage, growth percentage and fee information can be found in the Statement of Additional Information “Appendix - Prior Withdrawal/Growth Percentages and Rider Fees”.
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Optional Guaranteed Lifetime Withdrawal Benefit Riders - No Longer Available
5 for LifeSM Rider, 5 for LifeSM with Growth Rider and Income SelectSM for Life Rider - base benefit: The annual fee is a percentage of the Withdrawal Base. The Withdrawal Base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). During any rider year, the Withdrawal Base is equal to the Withdrawal Base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent Withdrawal Base adjustments. The Withdrawal Base may be referred to as “Total Withdrawal Base” in your policy statement and other documents.
Income SelectSM for Life Rider - Additional Benefits (Single Life and Joint Life Options): If you elected the Income SelectSM for Life Rider with one or more of the following options - Growth Option, Additional Death Payment Option, Joint Life Option, Income EnhancementSM Option. The charge for each of these options is a percentage of the withdrawal base and is in addition to the Income SelectSM for Life Rider base benefit fee.
Retirement Income Choice® Rider, Retirement Income Choice® with Double Withdrawal Base Benefit Rider, Retirement Income Choice® 1.4 Rider and Retirement Income Choice® 1.2 Rider - base benefit: The fee is a percentage of the Withdrawal Base. The Withdrawal Base on the rider date is the policy value. During any rider year, the Withdrawal Base is equal to the Withdrawal Base on the rider date or most recent rider anniversary; plus subsequent premium payments, less subsequent Withdrawal Base adjustments.
Retirement Income Choice® Rider, Retirement Income Choice® with Double Withdrawal Benefit Rider, Retirement Income Choice® 1.4 Rider and Retirement Income Choice® 1.2 Rider - Additional Benefits (Single Life and Joint Life Options): If you elected the Retirement Income Choice® Rider, Retirement Income Choice® with Double Withdrawal Benefit Rider, Retirement Income Choice® 1.4 Rider or Retirement Income Choice® 1.2 Rider with one or more of the following options - Death Benefit or Income EnhancementSM Benefit. The charge for each of these options is a percentage of the Withdrawal Base and is in addition to the base benefit fee.
Maximum Total Retirement Income Choice® 1.4 and Retirement Income Choice® 1.2 Rider Fees with Highest Combination of Benefits: After the fifth rider anniversary, the base benefit rider fees can increase when there is an automatic step-up. These fee totals reflect the maximum fee increase resulting from an automatic step-up of the Withdrawal Base while the rider is in effect.
Maximum Total Retirement Income Choice® 1.4 and Retirement Income Choice® 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Maximum), the Death Benefit (Joint Life Option), plus the Income EnhancementSM Benefit (Joint Life Option).
Current Total Retirement Income Choice® 1.4 and Retirement Income Choice® 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Current), the Death Benefit (Joint Life Option), plus the Income EnhancementSM Benefit (Joint Life Option).
Maximum Total Income LinkSM Rider Fees: After the first rider anniversary, the base benefit rider fees can increase when there is an automatic step-up. The Withdrawal Base on the rider date is the policy value. This fee total reflects the maximum fee increase resulting from an automatic step-up of the Withdrawal Base while the rider is in effect.
Optional Guaranteed Minimum Income Benefit Riders - No Longer Available:
Family Income Protector: The annual rider fee is 0.30% of the minimum annuitization value and is deducted only during the accumulation phase. If you annuitize under the rider, a guaranteed payment fee is deducted.
Managed Annuity Program: The Managed Annuity Program fee is 0.45% of the minimum income base value and is deducted only during the accumulation phase. If you annuitize under the rider, a guaranteed payment fee is deducted at an annual rate of 1.25%.
Managed Annuity Program II: A rider fee, 0.45% of the minimum income base on the rider anniversary, is charged annually prior to annuitization. We will also charge this fee if you take a complete surrender. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment option. This fee is deducted even if the adjusted policy value exceeds the minimum income base.
7) Total Portfolio Annual Operating Expenses:
Total Portfolio Annual Operating Expenses: The fee table information relating to the underlying fund portfolios was provided to the Company by the underlying fund portfolios, their investment advisers or managers. We have not verified the accuracy of information provided by unaffiliated fund portfolios. Actual future expenses of the portfolios may be greater or less than those shown in the Table. “Gross” expense figures do not reflect any fee waivers or expense reimbursements. Actual expenses may have been lower than those shown in the Table.
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8) Expense Examples:
Expense Examples: The Example does not reflect premium tax charges, special service fees, or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.
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THE ANNUITY POLICY
This prospectus describes the Transamerica LandmarkSM Variable Annuity policy offered by the Company. This prospectus generally describes policies issued on or after the date of this prospectus. Policies issued before that date may have different features (such as different death benefits or annuity payment options) and different charges. See “Appendix - Policy Variations” for information about older policies.
An annuity is a contract between you, the owner, and an insurance company (in this case the Company), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.
The policy is a flexible premium deferred variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.
The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional premium payments of $50 or more until the annuity commencement date. You are not required to make any additional premium payments.
The policy is a “variable” annuity because the value of your policy can go up or down based on the performance of your subaccounts. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your subaccounts. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive from the separate account also depends upon the investment performance of your subaccounts for the income phase. However, if you annuitize under the Initial Payment Guarantee feature, then you will receive stabilized annuity payments that will never be less than a percentage of your initial variable annuity payment. There is an extra charge for this feature.
The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.
Do not purchase this policy if you plan to use it, or any of its riders, for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme. Your contract is not intended or designed to be traded on any stock exchange or secondary market. By purchasing this contract, you represent and warrant that you are not using the contract, or any of its riders for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme.
PURCHASE
Policy Issue Requirements
The Company will not issue a policy unless:
•	the Company receives in good order (See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order) all information needed to issue the policy;
•	the Company receives in good order (at our Administrative Office) a minimum initial premium payment; and
•	the annuitant, owner, and any joint owner are age 85 or younger (the limit may be lower for qualified policies).
•	the owner and annuitant have an immediate familial relationship.
Please note, certain riders described herein may require a younger age. Please carefully read the applicable rider sections regarding any age limitations.
We reserve the right to reject any application or premium payment.
Premium Payments
You should make checks for premium payments payable only to Transamerica Life Insurance Company and send them to the Administrative Office. Your check must be honored in order for us to pay any associated annuity payments and benefits due under the policy.
We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to Transamerica Life Insurance Company, however, in some circumstances, at our discretion we may accept third party checks that are from a rollover or transfer from other financial institutions. Any third party checks not accepted by us will be returned.
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We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.
Initial Premium Requirements
The initial premium payment for nonqualified policies must be at least $5,000, and at least $1,000 for qualified policies. You must obtain prior company approval to purchase a policy with an amount less than the stated minimum. There is generally no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium payment must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information in good order. If we are unable to credit your initial premium payment, we will contact you or your financial intermediary, if applicable, within five business days and explain why. We will also return your initial premium payment at that time unless you instruct us to hold it and credit it within two business days after your information is both complete and in good order.
The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.
There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining whether the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.
Additional Premium Payments
You are not required to make any additional premium payments. However, you can generally make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50 . We will credit additional premium payments to your policy as of the business day we receive your premium and required information in good order at our Administrative Office. Additional premium payments must be received before the close of a regular business session of the New York Stock Exchange (usually 4:00 p.m. Eastern time) to get same-day pricing of the additional premium payment.
Maximum Total Premium Payments
For issue ages 0-80, we reserve the right to require prior approval of any cumulative premium payments over $1,000,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. We may approve premium payments over $1,000,000 but restrict access to certain optional benefits. For issue ages over 80, we reserve the right to require prior approval of any cumulative premium payments over $500,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. If you do not obtain prior approval for premium payments in excess of the dollar amounts listed above, the business will be deemed not in good order.
Allocation of Premium Payments
When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation. You could lose the amount you allocate to the subaccounts.
If you allocate premium payments to the Dollar Cost Averaging program, (if it is available), you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.
You may change allocations for future additional premium payments by sending written instructions to our Administrative Office, or by telephone, or other electronic means acceptable to us, subject to the limitations described in ADDITIONAL FEATURES - Telephone and Electronic Transactions, or any other means acceptable to us. The allocation change will apply to premium payments received on or after the date we receive the change request in good order.
We reserve the right to restrict or refuse any premium payment.
Policy Value
You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange usually closes at 4:00 p.m., Eastern time. Holidays are generally not business days.
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INVESTMENT OPTIONS
The Transamerica LandmarkSM Variable Annuity offers you a means of investing in various underlying fund portfolios offered by different investment companies (by investing in the corresponding subaccounts). The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this Policy are listed in the “Appendix - Portfolios Associated with the Subaccounts”.
The general public may not purchase shares of any of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.
More detailed information, including an explanation of the portfolios' fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.
Note: If you received a summary prospectus for any of the portfolios listed in “Appendix - Portfolios Associated with the Subaccounts”, please follow the instructions on the first page of the summary prospectus to obtain a copy of the full underlying fund prospectus or its statement of additional information.
Selection of Underlying Fund Portfolios
The underlying fund portfolios offered through this variable annuity are selected by us, and we may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, volatility, hedgeability, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see “Revenue We Receive.” We review the portfolios periodically and may remove a portfolio, or limit its availability to new premium payments and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).
We have developed this variable annuity product in cooperation with one or more distributors, and may include certain underlying fund portfolios based on their recommendations. Their selection criteria may differ from our selection criteria.
You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered. We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.
In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that are available to you, including each underlying fund portfolio's prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the underlying fund's website provide more current information, including information about any regulatory actions or investigations relating to a fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.
You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.
We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.
We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We reserve the right, subject to compliance with applicable law, to make certain changes to the separate account and its investments. We reserve the right to add new portfolios (or portfolio classes), close existing portfolios (or portfolio classes), or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. We will not add, delete or substitute any underlying fund portfolio shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law.
We reserve the right to limit the number of subaccounts you are invested in at any one time.
If you elect certain optional riders, you will be subject to investment restrictions. In the future, we may change the investment restrictions.
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Not all subaccounts may be available for all policies, in all states, or through all financial intermediary firms.
Addition, Deletion, or Substitution of Investment Options
We cannot and do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We retain the right, subject to any applicable law, to make certain changes in the separate account and its investment options. We reserve the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in our judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of your requests.
New subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by us. Each additional subaccount will purchase shares in an underlying fund portfolio, or other investment vehicle. We may also close or liquidate one or more subaccounts if, in our sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is closed or liquidated, we will notify you and request a reallocation of the amounts invested in the closed or liquidated subaccount. If we do not receive additional instructions, any subsequent premium payments or transfers (including dollar cost averaging transactions or asset rebalance programs transactions) into a closed or liquidated subaccount will be re-allocated to the remaining available investment options according to the investment allocation instructions you previously provided. If your previous investment allocation instructions do not include any available investment options, we will require new instructions. If we do not receive new instructions, the requested transaction will be canceled and any premium payment will be returned. Under asset rebalance programs the value remaining in the closed subaccount will be excluded from any future rebalancing. The value of the closed subaccount will continue to fluctuate due to portfolio performance, and may exceed the original rebalance percentages you requested. As you consider your overall investment strategy within your annuity, you should also consider whether or not to re-allocate the value remaining in the closed subaccount to another investment option. If you decide to re-allocate the value of the closed subaccount, you will need to provide us with instructions to achieve your goal. Under certain situations involving annuitizations (e.g., policy reached maximum annuity commencement date) if an investment option is closed to new investment, the amount that would have been allocated thereto will instead be used to purchase annuity units pro-rata in the other investment options you have purchased accumulation units in and which are open to new investment. Moreover, in certain situations involving death benefit adjustments for continued policies, if an investment option is closed to new investment, the amount that would have been allocated thereto will instead be allocated pro-rata to the other current investment options you have value allocated to and which are open to new investment.
In the event of any such substitution or change, we may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, we also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying fund portfolios, or substitute a new underlying fund portfolio for an existing underlying fund portfolio.
Static Allocation Models
A Static Allocation Model is an allocation strategy comprised of two or more underlying fund portfolios that together provide a unique allocation mix not available as a single underlying fund portfolio. Policy owners that elect a Static Allocation Model directly own subaccount units of the underlying fund portfolios that comprise a particular model. In other words, a Static Allocation Model is not a group of underlying fund portfolios with one accumulation/annuity unit value, but rather, direct investment in a certain allocation of subaccounts. There is no additional charge associated with investing in a Static Allocation Model.
Each of the Static Allocation Models is just that: static. The allocations or “split” between one or more subaccounts is not monitored and adjusted to reflect changing market conditions. However, a policy owner's investment in a Static Allocation Model will be rebalanced annually to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election.
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Only one Static Allocation Model may be elected at any one time. Additionally, the entire policy value must be allocated to the elected model.
You may request to transfer from one model to another, or transfer from a model to any other investment option. Each transfer into or out of a Static Allocation Model is considered one transfer.
The Fixed Account
Premium payments allocated and amounts transferred to the fixed account become part of our general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.
While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment option by giving us notice within 30 days before the end of the expiring guaranteed period.
Surrenders, withdrawals, transfers, and amount applied to an annuity payment option from a guaranteed period option of the fixed account are generally subject to an excess interest adjustment (except at the end of the guaranteed period). See ACCESS TO YOUR MONEY - Excess Interest Adjustment for more information about when an excess interest adjustment applies. This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum.
We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable non-forfeiture law at the time the policy is issued.
If you select the fixed account, your money will be placed with our other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of each annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase. The interest credited as well as principal invested in the fixed account is based on our claims-paying ability.
We reserve the right to refuse any premium payment or transfer to the fixed account.
Transfers
During the accumulation phase, you may make transfers to or from any investment option within certain limitations.
Transfers out of a guaranteed period option of the fixed account are limited to the following:
•	Transfers at the end of a guaranteed period. No excess interest adjustment will apply.
•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.
•	Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year is 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer. (Note: This restriction may prolong the period of time it takes to transfer the full amount in the guaranteed period option of the fixed account. You should carefully consider whether investment in the fixed account meets your needs and investment criteria.)
In general, each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
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The number of transfers permitted may be limited and a $10 charge for each transfer in excess of 12 in any policy year may apply. We reserve the right to prohibit transfers to the fixed account.
During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.
Transfers made by telephone, or other electronic means acceptable to us, are subject to the limitations described in ADDITIONAL FEATURES - Telephone and Electronic Transactions.
Market Timing and Disruptive Trading
Statement of Policy. This variable annuity policy was not designed to accommodate market timing or frequent or large transfers among the subaccounts or between the subaccounts and the fixed account. (Both frequent and large transfers may be considered disruptive.)
Market timing and disruptive trading can adversely affect you, other owners, beneficiaries and underlying fund portfolios. The adverse effects may include: (1) dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as (a) impeding a portfolio manager’s ability to seek or sustain an investment objective; (b) causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or (c) causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and (3) increased brokerage and administrative expenses. These costs are borne by all owners invested in those subaccounts, not just those making the transfers.
We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or potentially disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading.
Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.
Deterrence. If we determine you or anyone acting on your behalf is engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.
We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the premium payment or transfer, or series of premium payments or transfers, would have a negative impact on an underlying fund portfolio's operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more trades or variable insurance products that we believe are connected by owner or persons engaged in trading on behalf of owners.
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In addition, transfers for multiple policies invested in the Transamerica Series Trust underlying fund portfolios which are submitted together may be disruptive at certain levels. At the present time, such aggregated transactions likely will not cause disruption if less than one million dollars total is being transferred with respect to any one underlying fund portfolio (a smaller amount may apply to smaller portfolios). Please note that transfers of less than one million dollars may be disruptive in some circumstances and this general amount may change quickly.
For policies with Portfolio Allocation Method or Open Allocation Method, the effect of transfers pursuant thereto may be considered disruptive for certain underlying fund portfolios. As a result, policy owners using Portfolio Allocation Method or Open Allocation Method may have to change their selected underlying fund portfolios. We will contact you in the event this occurs.
Please note: If you engage a third party investment adviser for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment adviser in providing these services.
In addition to our internal policies and procedures, we will administer your variable annuity to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.
Under our current policies and procedures, we do not:
•	impose redemption fees on transfers; or
•	expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or
•	provide a certain number of allowable transfers in a given period.
Redemption fees, transfer limits, and other procedures or restrictions imposed by the underlying funds or our competitors may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.
In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.
Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.
Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.
Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for less than a certain period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Owners should be aware that we do not monitor transfer requests from owners or persons acting on behalf of owners against, nor do we apply, the frequent trading policies and procedures of the respective underlying fund portfolios that would be affected by the transfers.
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Owners should be aware that we are required to provide to an underlying fund portfolio or its payee, promptly upon request, certain information about the trading activity of individual owners, and to restrict or prohibit further purchases or transfers by specific owners or persons acting on their behalf, identified by an underlying fund portfolio as violating the frequent trading policies established for the underlying fund portfolio.
Omnibus Orders. Owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios' ability to apply their respective frequent trading policies and procedures.
We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it may affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.
Investment Restrictions
If you are eligible to elect certain optional riders, you will be subject to investment restrictions requiring you to invest in certain underlying portfolios, known as designated investment options. In the future, we may change the investment restrictions.
One or more of the underlying fund portfolios that may be designated investment options under each optional rider in part, may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. Our requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with these riders. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial adviser whether to invest in underlying fund portfolios with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the riders. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the riders that do not invest in funds that utilize volatility control strategies.
For more information about the underlying fund portfolios and the investment strategies they employ, please refer to the underlying fund portfolios' current prospectuses.
EXPENSES
Note: The following section on expenses and the ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES only apply to policies issued on or after the date of this prospectus. See “Appendix - Policy Variations” for information about older policies.
There are charges and expenses associated with your policy that reduce the return on your investment in the policy.
Surrender Charges
During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). We may apply a surrender charge to compensate us for expenses relating to sales, including commissions to registered representatives and other promotional expenses.
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You can surrender up to the greater of (i) 10% of your premium payments or (ii) any gains in the policy each year free of surrender charges. This amount is referred to as the free amount and is determined at the time of surrender. (The free amount is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If the surrender is in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.
The following schedule shows the surrender charges that apply during the seven years following payment of each premium payment:
Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 – 1	8%
1 – 2	8%
2 – 3	7%
3 – 4	6%
4 – 5	5%
5 – 6	4%
6 – 7	3%
more than 7	0%
For example, assume your premium is $100,000 and your policy value is $106,000 at the beginning of the second policy year and you surrender $30,000. Since that amount is more than your surrender charge free amount ($10,000), you would pay a surrender charge of $1,600 on the remaining $20,000 [8% of ($30,000 - $10,000)].
Likewise, assume your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $7,200 [8% of ($100,000 - ($100,000 x 10%))].
You can generally choose to receive the full amount of a requested partial surrender by directing us to deduct any applicable surrender charge (and any applicable excess interest adjustment) from your remaining policy value. You receive your cash value upon full surrender.
For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next.
Surrender charges and excess interest adjustments are waived if you surrender money under the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver.
Keep in mind that surrenders may be taxable and, if made before age 59½, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from taxable earnings first.
An optional rider is available which reduces the number of years a surrender charge applies to each premium payment. There is an extra charge for this rider. See “Liquidity Rider”.
Liquidity Rider
The optional Liquidity Rider reduces the number of years each premium payment is subject to surrender charges from seven years to four years. The surrender charge schedule is the same during the first four years for each premium payment. There is an extra charge for this rider.
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Life with Emergency CashSM Surrender Charge
If you select the Life with Emergency CashSM annuity payment option, then you can surrender your policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the annuity commencement date (no matter which policy or variation thereof you previously purchased). The following schedule shows the current surrender charge:
Number of Years Since Annuity Commencement Date	Surrender Charge (as a % of premium surrendered)
0 – 1	4%
1 – 2	3%
2 – 3	2%
3 – 4	1%
more than 4	0%
We can change the surrender charge, and you will be subject to whatever surrender schedule is in effect at the time you annuitize under the Life with Emergency CashSM annuity payment option.
Note carefully the following three things about this surrender charge:
•	this surrender charge is measured from the annuity commencement date and not from the premium payment date;
•	this surrender charge is a percentage of the premium; and
•	under this payment option, there is no surrender charge free amount.
Excess Interest Adjustment
Surrenders, withdrawals, transfers, amounts applied when a death benefit is calculated, and amounts applied to an annuity option from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option. (However, please note that a death benefit will not be reduced if the excess interest adjustment results in a decrease in the cash value available to you.) Please see “Appendix - Excess Interest Adjustment Examples” for an example showing the effect of a hypothetical excess interest adjustment calculation. The excess interest adjustment plays a role in calculating the total interest credited to the fixed account.
Mortality and Expense Risk Fees
We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy (including distribution related expenses), and assuming the risk that the current charges will be insufficient in the future to cover costs of selling, distributing and administering the policy.
If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.
Administrative Charges
We deduct a daily administrative charge to cover the costs of supporting and administering the policy (including certain distribution-related expenses). This charge is equal to an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.
Premium Taxes
A deduction is also made for premium taxes, if any, imposed on us by a state, municipality or other government agency. The tax, currently ranging from 0% to 3.50%, is assessed at the time premium payments are made or when annuity payments begin. We pay the premium tax at the time it is imposed. We will, at our discretion, deduct the total amount of premium taxes, if any, from the policy value when such taxes are due to the applicable taxing authority, you begin receiving annuity payments, you surrender the policy or a death benefit is paid.
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Federal, State and Local Taxes
We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.
Special Service Fees
We may deduct a charge for special services, including overnight delivery; duplicate policies; non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. We may charge a fee for each service performed. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require us to incur additional processing costs.
Transfer Fee
You are generally allowed to make 12 free transfers per policy year before the annuity commencement date. If you make more than 12 transfers per policy year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing, and Dollar Cost Averaging transfers do not count as one of your free transfers. All transfer requests made at the same time are treated as a single transfer. Currently we are not charging for transfers.
Service Charge
During the accumulation phase, an annual service charge of $35 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.
Initial Payment Guarantee
If you elect the Initial Payment Guarantee feature at the time of annuitization, there is a fee (during the income phase) currently at an annual rate of 1.25% of the daily net asset value. This fee may be higher or lower at the time you annuitize and elect the feature.
Fund Facilitation Fee
We charge a fund facilitation fee in order to make certain subaccounts available as investment options under the policies. We apply the fee to subaccounts that invest in underlying funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify.
Optional Benefits
If you elect to purchase optional benefits, we will deduct an additional fee. For some optional benefits the fee is assessed against the daily net asset value of each subaccount and for others it is deducted from each investment option in proportion to the amount of policy value in each investment option. Please refer to the FEE TABLE AND EXPENSE EXAMPLES for the list of fees for each optional benefit and ADDITIONAL FEATURES for more information.
Underlying Fund Portfolio Fees and Expenses
The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest underlying fund portfolio expenses for the previous calendar year are found in the ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.
Reduced Fees and Charges
We may at our discretion, reduce or eliminate certain fees and charges for certain policies (including employer-sponsored savings plans) which may result in decreased costs and expenses.
Revenue We Receive
This prospectus describes generally the payments that we (and/or our affiliates) may directly or indirectly receive from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other support services we (and/or our affiliates) provide and expenses we incur in offering and selling our variable insurance products. These arrangements are described further below. While only certain of the types of payments described below may be made in
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connection with your particular policy, all such payments may nonetheless influence or impact actions we (and/or our affiliates) take, and recommendations we (and our affiliates) make, regarding each of the variable insurance products that we (and our affiliates) offer, including your policy.
We (and/or our affiliates) may receive some or all of the following types of payments:
• Rule 12b-1 Fees. We and/or our affiliate, Transamerica Capital, Inc. (“TCI”) who is the principal underwriter for the policies, indirectly receive 12b-1 fees from certain underlying fund portfolios available as investment options under our variable insurance products. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.35% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue.
• Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, subadviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment adviser or subadviser realized on the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.
The following chart provides the maximum combined percentages of Support Fees and underlying fund portfolio fees (i.e. sub-transfer agent, Rule 12b-1, and Shareholder Services) that we anticipate will be paid to us on an annual basis. Please Note: Some of the underlying funds listed in the chart below may not currently be available under your policy:
Incoming Payments to the Company and/or TCI
Fund	Maximum Fee % of assets
TRANSAMERICA SERIES TRUST	0.25%
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	0.50%
AB VARIABLE PRODUCTS SERIES FUND, INC.	0.45%
AMERICAN FUNDS INSURANCE SERIES® TRUST	0.25%
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND	0.395%
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	0.50%
STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.	0.45%
JANUS ASPEN SERIES	0.35%
MFS ® VARIABLE INSURANCE TRUST	0.50%
NOTES TO INCOMING PAYMENTS TABLE:
Maximum Fee % of assets: Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We and/or TCI may continue to receive 12b-1 fees and administrative fees on funds invested in subaccounts that are closed to new premium payments, depending on the terms of the agreements supporting those payments and on the services provided.
TST: Because TST is managed by TAM, an affiliate of ours, there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or benefits may be entered into for a variety of purposes, such as to allocate resources to us and to provide administrative services to the policyholders who invest in subaccounts that invest in the TST underlying fund portfolios. These payments or benefits may take the form of internal credits, recognition, or cash payments. A variety of financial and accounting methods may be used to allocate resources and profits to us. Additionally, if a TST portfolio is subadvised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are subadvised by non-affiliated entities. During 2016 we received $223,234,178.31 in benefits from TAM pursuant to these arrangements. This includes the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.
Fidelity ® Variable Insurance Products Fund: We receive this percentage once $100 million in fund shares are held by the subaccounts of the Company and its affiliates.
Other Payments. TCI also serves as the wholesale distributor for the policies, and in that capacity directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and subadvisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products and/or mutual funds that are issued by us and our affiliates.
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These amounts may be derived, in whole or in part, from the profits the investment adviser or subadviser receives from the advisory fee deducted from underlying fund portfolio assets. Owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and subadvisers of the underlying fund portfolios (or their affiliates):
•	may each directly or indirectly pay TCI conference sponsorship or marketing allowance payments that provides such advisers and subadvisers with access to TCI's wholesalers at TCI's national and regional sales conferences as well as internal and external meetings and events that are attended by TCI's wholesalers and/or other TCI employees.
•	may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies.
•	may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to assist with their promotional efforts. The amounts may be significant and these arrangements provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.
For the calendar year ended December 31, 2016, TCI and its affiliates received payments that totaled approximately $2,700,000. The firms that paid to participate in TCI sponsored events included but were not limited to the following: Aegon USA Investment Management • Allianzgi Distributors • American Century Investment Management, Inc. • American Century Investment Management, Inc. • American Funds • Barrow, Hanley, Mewhinney & Strauss • Belle Haven Investments • BlackRock Investment Management, LLC • Columbia Threadneedle Investments • Fidelity Management & Research Company • Franklin Templeton Services, LLC • Goldman Sachs• Hartford• Invesco• Janus Capital Management LLC • Jennison Associates LLC • John Hancock• JP Morgan Investment Management Inc. • Kayne Anderson Capital Advisors, LP • Lord Abbett & Co.• Manning & Napier Advisors• MFS Investment Management• Milliman Financial Risk Management LLC • Morgan Stanley Investment Management Inc. • Morningstar Advisers • Natixis Global Asset Management• Neuberger Berman• New York Life/Mainstay Investments• Oppenheimer Funds, Inc. • Pacific Investment Management Company • PineBridge Investments LLC • Pioneer Investment Management, Inc. • Prudential Investments• QS Legg Mason Global Asset Allocation, LLC • Ridgeworth Investments • Rockefeller & Co. • Schroder Investment Management • Systematic Financial Management • TIAA• Thompson Siegel & Walmsley • The Vanguard Group, Inc. • Torray, LLC •  and Wellington Management Company.
Please note some of the aforementioned managers and/or subadvisers may not be associated with underlying fund portfolios currently available in this product.
Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the subadvisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.
For further details about the compensation payments we make in connection with the sale of the policies, see OTHER INFORMATION - Distribution of the Policies in this prospectus.
ACCESS TO YOUR MONEY
During the accumulation phase, you can have access to the money in your policy in the following ways:
•	by making a surrender (either a full or partial surrender); or
•	by taking systematic payouts (See ADDITIONAL FEATURES - Systematic Payout Option for more details).
Surrenders
During the accumulation phase, if you take a full surrender, you will receive your cash value.
If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment options in proportion to the policy value. Surrenders may be referred to as withdrawals on your policy statement and other documents.
You may elect to take up to the free amount once each policy year without incurring a surrender charge. Remember that any surrender you take will reduce the policy value, and the amount of the death benefit. See DEATH BENEFIT, for more details. A partial surrender also may have a negative impact on certain other benefits and guarantees of your policy.
Surrenders may be subject to a surrender charge. Surrenders from the fixed account may be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.
Surrenders from qualified policies may be restricted or prohibited.
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During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial, unless you elect a Life with Emergency CashSM payment option.
If your policy was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender, loan or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.
During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial.
Delay of Payment and Transfer
Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive in good order all required information at our Administrative Office. We may defer such payment from the separate account if:
•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;
•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
•	the SEC permits a delay for the protection of owners.
Transfers of amounts from the subaccounts also may be deferred under these circumstances. In addition, if, pursuant to SEC rules, the Transamerica Aegon Government Money Market VP portfolio (or any money market portfolio offered under this policy) suspends payment of redemption proceeds in connection with a liquidation of the portfolio, then we may delay payment of any transfer, surrender (either full or partial), loan, or death benefit from the TA Aegon Government Money Market subaccount until the portfolio is liquidated.
Any payment or transfer request which is not in good order will cause a delay. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” an owner's account. If these laws apply in a particular situation, we would not be allowed to pay any request for surrenders (either full or partial), or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.
Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium payment check has cleared your bank.
Excess Interest Adjustment
Surrenders, withdrawals, transfers, and amounts applied to an annuity option from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. If at the time of such transactions the guaranteed interest rate set by us for the applicable period has risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value (but not below the excess interest adjustment floor described in “Appendix - Excess Interest Adjustment Examples”). However, if the guaranteed interest rate for the applicable period has fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value upon surrender or transfer. Please see “Appendix - Excess Interest Adjustment Examples” to see how the excess interest adjustment is calculated and illustrative examples using hypothetical values.
Any amount surrendered in excess of the cumulative interest credited for that guaranteed period option is generally subject to an excess interest adjustment. An excess interest adjustment may also be made on amounts applied to an annuity payment option.
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The formula that will be used to determine the excess interest adjustment is:
S* (G-C)* (M/12)
S	=	Is the amount (before surrender charges, premium taxes and the application of any Guaranteed Minimum Death Benefits, if any) being surrendered, withdrawn, transferred, paid upon death, or applied to an income option that is subject to the excess interest adjustment;
G	=	Is the guaranteed interest rate for the guaranteed period applicable to “S”;
C	=	Is the current guaranteed interest rate then being offered on new premium payments for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%,
M	=	Number of months remaining in the current option period for “S”, rounded up to the next higher whole number of months; and
*	=	multiplication
Please see “Appendix - Excess Interest Adjustment Examples” for more detailed information concerning the excess interest adjustment calculation.
There will be no excess interest adjustment on any of the following:
•	surrenders of cumulative interest credited;
•	Nursing Care and Terminal Condition Withdrawal Option surrenders;
•	Unemployment Waiver surrenders;
•	transfers from a Dollar Cost Averaging fixed source;
•	surrenders to satisfy any minimum distribution requirements; and
•	Systematic Payout Option payments, which do not exceed cumulative interest credited at the time of payment.
Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.
The excess interest adjustment may vary for certain policies and may not be applicable for all policies.
Signature Guarantee
As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:
•	Any surrenders over $250,000 unless it is a custodial owned annuity;
•	Any non-electronic disbursement request made on or within 15 days of a change to the address of record for a policy owner’s account;
•	Any electronic fund transfer instruction changes on or within 15 days of an address change;
•	Any surrender when we have been directed to send proceeds to a different personal address from the address of record for that contract owner's account. PLEASE NOTE: This requirement will not apply to requests made in connection with exchanges of one annuity for another with the same owner in a “tax-free exchange”;
•	Any surrender when we do not have an originating or guaranteed signature on file unless it is a custodial owned annuity;
•	Any other transaction we require.
We may change the specific requirements listed above, or add signature guarantees in other circumstances, at our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at (800)525-6205.
You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.
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ANNUITY PAYMENTS (THE INCOME PHASE)
Upon the annuity commencement date, which is the date your policy is annuitized and annuity payments begin, your annuity switches from the accumulation phase to the income phase. You can generally change the annuity commencement date by giving us 30 days notice with the new date or age. The earliest annuity commencement date is at least 30 days after you purchase your policy. Unless required by state law, the latest annuity commencement date cannot be after the date specified in your policy unless a later date is agreed to by us.
Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse is eligible to and elects to continue the policy). If the annuitant dies after the annuity commencement date, no death benefit is payable and the amount payable will depend on the annuity income option.
Your policy may not be “partially” annuitized, i.e., you may not apply a portion of your policy value to an annuity option while keeping the remainder of your policy in force.
After the annuitant's death, the beneficiary you designate at annuitization will receive any remaining guaranteed payments.
Annuity Payment Options
The policy provides several annuity payment options (also known as income options) that are described below. You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments. If the adjusted policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)
In deciding on which annuity payment option to elect, you must decide if fixed or variable payments are better for you. If you choose to receive fixed payments, then the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s) you select. The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain constant. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease. Please note that these changes only occur annually under the Initial Payment Guarantee.
You must also decide if you want your annuity payments to be guaranteed for the annuitant's lifetime, a period certain, or a combination thereof. Generally, payments will be lower if you combine a period certain, guaranteed amount, or liquidity with a lifetime guarantee (e.g., Life Income with 10 years Certain and Life with Guaranteed Return of Policy proceeds). Likewise, annuity payments will also generally be lower the longer the period certain (because you are guaranteed payments for a longer time).
A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.
The annuity payment options currently available are explained below. Some options are fixed only.
Income for a Specified Period (fixed only). We will make level annuity payments only for a fixed period. No funds will remain at the end of the period. If your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.
Income of a Specified Amount (fixed only). Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level annuity payments followed by a smaller final annuity payment.
If your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.
Life Income. You may choose between:
•	No Period Certain (fixed or variable) - Payments will be made only during the annuitant's lifetime. The last annuity payment will be the payment immediately before the annuitant's death.
•	10 Years Certain (fixed or variable) - Payments will be made for the longer of the annuitant's lifetime or ten years.
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•	Guaranteed Return of Policy Proceeds (fixed only) - Payments will be made for the longer of the annuitant's lifetime or until the total dollar amount of annuity payments we made to you equals the annuitized amount (i.e., the adjusted policy value).
•	Life with Emergency CashSM (fixed or variable)-Payments will be made during the annuitant's lifetime. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit (unlike all other life annuitization options which are not surrenderable). The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the premium surrendered (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency CashSM benefit will continue through age 100 of the annuitant.
The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the annuitant and is generally equal to the surrender value (i.e., the amount that would be available for surrender according to the Life with Emergency CashSM benefit schedule) without any surrender charges. For qualified policies the death benefit ceases on the date the annuitant reaches the IRS age limitation.
Joint and Survivor Annuity. You may choose:
•	No Period Certain (fixed or variable) - Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Annuity payments will be made as long as either person is living.
•	10 Year Certain (fixed only) - Payments will be made for the longer of the lifetime of the annuitant and joint annuitant or ten years.
•	Life with Emergency CashSM (fixed or variable)-Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the premium surrendered (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency CashSM benefit will continue through age 100 of the surviving joint annuitant.
The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the surviving joint annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.
Other annuity payment options may be arranged by agreement with the Company. Some annuity payment options may not be available for all policies, all ages or we may limit certain annuity payment options to ensure they comply with the applicable tax law provisions.
NOTE CAREFULLY
IF:
•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and
•	the annuitant dies (or both joint annuitants die) before the due date of the second (third, fourth, etc.) annuity payment;
THEN:
•	we may make only one (two, three, etc.) annuity payments.
IF:
•	you choose Income for a Specified Period, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
•	the person receiving annuity payments dies prior to the end of the guaranteed period;
THEN:
•	the remaining guaranteed annuity payments will be continued to a new payee, or their present value may be paid in a single sum.
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However, IF:
•	you choose Life with Emergency CashSM; and
•	the annuitant dies (if both joint annuitants die) before age 101;
THEN:
•	a Life with Emergency CashSM death benefit will be paid.
We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The person receiving annuity payments is responsible for keeping us informed of his/her current address.
You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels) or a later date if agreed to by us. If you do not elect an annuity payment option, the default option will be variable payments under Life with 10 Years Certain. If any portion of the default annuitization is a variable payout option, then annuity units will be purchased proportionally based off your available current investment allocations. Please note, all benefits (including guaranteed minimum death benefits and living benefits) terminate upon annuitization. The only benefits that remain include the guarantees provided under the terms of the annuity option.
DEATH BENEFIT
We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option (if you pick a variable annuity payment option fees and expenses will apply), or may choose to receive the death benefit as a lump sum withdrawal. The guarantees of these death benefits are based on our claims-paying ability. No death benefit will be payable upon or after the annuity commencement date. Please note that there is a mandatory annuity commencement date.
We will determine the amount of and process the death benefit proceeds, if any are payable on a policy, upon receipt at our Administrative Office of satisfactory proof of the annuitant's death, directions regarding how to process the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”). For policies with multiple beneficiaries, we will process the death benefit when the first beneficiary provides us with due proof of their share of the death proceeds. We will not pay any remaining beneficiary their share until we receive due proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk until they submit due proof of death. Please note, we may be required to remit the death benefit proceeds to a state prior to receiving “due proof of death.” See OTHER INFORMATION - Abandoned or Unclaimed Property.
Please Note: Such due proof of death must be received in good order to avoid a delay in processing the death benefit claim. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
The death benefit proceeds remain invested in the separate account in accordance with the allocations made by the policy owner until the beneficiary has provided us with due proof of death. Once we receive due proof of death, investments in the separate account may be reallocated in accordance with the beneficiary's instructions.
We may permit the beneficiary to give a “one-time” written instruction to reallocate the policy value in the separate account to the money market fund after the death of the annuitant. If there is more than one beneficiary, all beneficiaries must agree to the reallocation instructions. This one-time reallocation will be permitted if the beneficiary provides satisfactory evidence of the annuitant's death.
When We Pay A Death Benefit
We will pay a death benefit IF:
•	you are both the annuitant and sole owner of the policy; and
•	you die before the annuity commencement date.
We will pay a death benefit to you (owner) IF:
•	you are not the annuitant; and
•	the annuitant dies before the annuity commencement date.
If the sole beneficiary receiving the death benefit is the surviving spouse of the owner, then he or she may elect, if eligible, to continue the policy as the new annuitant and owner, instead of receiving the death benefit. See DEATH BENEFIT - Spousal Continuation. All surrender charges will be waived.
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When We Do Not Pay A Death Benefit
We will not pay a death benefit IF:
•	you are not the annuitant; and
•	you die prior to the annuity commencement date.
Please note the new owner (unless it is the deceased owner's spouse) must generally surrender the policy within five years of your death.
Distribution requirements apply to the policy value upon the death of any owner. Generally, upon the owner's death (who is not the annuitant) the entire interest must be distributed within five years. See TAX INFORMATION for a more detailed discussion of the distribution requirements under the Code.
Deaths After the Annuity Commencement Date
The amount payable, if any, on or after the annuity commencement date depends on the annuity income option.
IF:
•	you are not the annuitant; and
•	you die on or after the annuity commencement date; and
•	the guaranteed amount in the policy has not been paid;
THEN:
•	the remaining portion of the guaranteed amount in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.
IF:
•	you are the owner and annuitant; and
•	you die after the annuity commencement date; and
•	the annuity payment option you selected did not have or no longer has a guaranteed period;
THEN:
•	no additional payments will be made.
NOTE: If you elect the Life with Emergency CashSM and the annuitant dies before age 101, then a Life with Emergency CashSM death benefit equaling the amount available for surrender will be paid.
IF:
•	annuity payments are being made under the Life with Emergency CashSM; and
•	the annuitant dies before age 101 (or earlier, if a qualified policy);
THEN:
•	a Life with Emergency CashSM death benefit will be paid.
Succession of Ownership
If an owner (who is not the annuitant) dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:
•	any surviving owner;
•	primary beneficiary;
•	contingent beneficiary; or
•	owner's estate.
Spousal Continuation
If the sole primary beneficiary is the spouse, upon the owner's or the annuitant's death, the beneficiary may elect to continue the policy in his or her own name. Upon the annuitant's death if such election is made, the policy value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the annuitant. Any excess of the death benefit amount over the policy value will be allocated to each applicable investment option in the ratio that the policy value in the investment option bears to the total policy value. The terms and conditions of the policy that applied prior to the annuitant's death will continue to apply, with certain exceptions described in the policy. For purposes of the death benefit
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on the continued policy, the death benefit is calculated in the same manner as it was prior to continuation on the date the spouse continues the policy. See TAX INFORMATION - Same Sex Relationships for more information concerning spousal continuation involving same sex spouses.
For these purposes, if the sole primary beneficiary of the policy is a revocable grantor trust and the spouse of the owner/annuitant is the sole grantor, trustee, and beneficiary of the trust and the trust is using the spouse of the owner/annuitant's social security number at the time of claim, she or he shall be treated as the owner/annuitant's spouse. In those circumstances, the owner/annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.
For these purposes, if the owner is an individual retirement account within the meaning of IRC sections 408 or 408A and if the annuitant's spouse is the sole primary beneficiary of the annuitant's interest in such account, the annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.
Amount of Death Benefit
Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum, as annuity payments or as otherwise permitted by the Company in accordance with applicable law. The amount of the death benefit depends on the guaranteed minimum death benefit option, if any, you choose when you buy the policy. The “base policy” death benefit will generally be the greatest of:
•	the policy value on the date we receive the required information in good order at our Administrative Office;
•	the cash value on the date we receive in good order the required information at our Administrative Office (this will be more than the policy value if there is a positive excess interest adjustment that exceeds the surrender charge);
•	minimum required cash value on the date we receive the required information in good order at our Administrative Office; and
•	the guaranteed minimum death benefit (discussed below), plus premium payments, less gross withdrawals, from the date of death to the date the death benefit is paid. Please see “Appendix - Death Benefit” for illustrative examples regarding death benefit calculations.
Please note: The death benefit terminates upon annuitization and there is a maximum annuity commencement date.
Guaranteed Minimum Death Benefit
The following generally applies, depending on the state of issue, to policies issued on or after the date of this prospectus. See “Appendix - Policy Variations” for information about older policies.
The guaranteed minimum death benefit terminates upon annuitization and there is a mandatory annuity commencement date. On the policy application, you may generally choose a guaranteed minimum death benefit listed below (age limitations may apply) for an additional fee. After the policy is issued, you cannot make an election and the death benefit cannot be changed.
Annual Step-Up Death Benefit
Under this option, on each policy anniversary prior to your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. This “step-up” death benefit is equal to:
•	the largest policy value on the policy date or on any policy anniversary prior to the earlier of the annuitant's date of death or the annuitant's 81st birthday; plus
•	any premium payments since the date of any policy anniversary with the largest policy value; minus
•	any adjusted partial withdrawals (please see “Appendix - Death Benefit”) since the date of the policy anniversary with the largest policy value.
The Annual Step-Up Death Benefit is not available if you or the annuitant is 76 or older on the policy date. There is an extra charge for this death benefit of 0.20% annually.
Return of Premium Death Benefit
The Return of Premium Death Benefit is equal to:
•	total premium payments; less
•	any adjusted partial withdrawals (please see “Appendix - Death Benefit”) as of the date of death.
This benefit is not available if you or the annuitant is 86 or older on the policy date. The Return of Premium Death Benefit will be in effect if you do not choose another death benefit option when you purchase your policy.
Please note: You will not receive a guaranteed minimum death benefit if you do not choose one when you purchase your policy.
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Double Enhanced Death Benefit - No Longer Available
The death benefit under this option is the greater of 1 or 2 below:
1.	The 6% Annually Compounding through age 80 Death Benefit, which is equal to:
•	the total premium payments; less
•	any adjusted partial withdrawals;
•	accumulated at an effective annual rate of 6% from each premium payment date and each surrender date to the earlier of the annuitant's date of death or the annuitant's 81st birthday.
2.	The Monthly Step-Up through age 80 Death Benefit, which is equal to:
•	the largest policy value on the policy date or on any monthly anniversary before the earlier of the annuitant's date of death or the annuitant's 81st birthday; plus
•	any premium payments since the date of any monthly anniversary with the largest policy value; minus
•	any adjusted partial withdrawals since the date of the monthly anniversary with the largest policy value.
This benefit is not available if the owner or annuitant is age 76 or older on the policy date and requires you to invest only in certain “designated investment choices”. There is an extra charge for this death benefit of 0.65% annually.
Designated Investment Options. If you elected the Double Enhanced Death Benefit, you must allocate 100% of your policy value to one or more of the designated investment options approved for the Double Enhanced Death Benefit. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Please note:
•	All policy value must be allocated to one or more designated investment options or your death benefit will terminate.
•	You may transfer amounts among the designated investment options; however, you cannot transfer any amount to any other subaccount if you elect this death benefit.
The Double Enhanced Death Benefit was not available if a guaranteed lifetime withdrawal benefit was chosen.
The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering a guaranteed minimum death benefit at any time for new sales.
Adjusted Partial Withdrawal
When you request a partial withdrawal, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial withdrawal. Under certain circumstances, the adjusted partial withdrawal may be more than the dollar amount of your withdrawal request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of withdrawal. It is also possible that if a death benefit is paid after you have made a partial withdrawal, then the total amount paid could be less than the total premium payments.
The formula used to calculate the adjusted partial withdrawal amount is: adjusted partial withdrawal = (amount of the gross partial withdrawal * value of the current death proceeds immediately prior to the gross partial withdrawal) / policy value immediately prior to the gross withdrawal.
We have included a detailed explanation of this adjustment with examples in the “Appendix - Death Benefit.” This is referred to as “adjusted partial withdrawal” in your policy. If you have a qualified policy, minimum required distributions rules may require you to request a partial withdrawal.
TAX INFORMATION
NOTE: We have prepared the following information on federal taxes as a general discussion of the subject. It is not intended as tax advice to any taxpayer. The federal tax consequences discussed herein reflects our understanding of current law, and the law may change. No representation is made regarding the likelihood of continuation of the present federal tax law or of the current interpretations by the Internal Revenue Service. The discussion briefly references federal estate, gift and generation-skipping transfer taxes, but principally discusses federal income taxes. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the policy. You should consult your own tax adviser about your own circumstances.
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Introduction
Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code (the “Code”) for annuities. Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until withdrawn. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes. Thus, the owner must generally include in income any increase in the policy value over the investment in the policy during each taxable year.
There are different rules as to how you will be taxed depending on how you take the money out and the type of policy-qualified or nonqualified.
If you purchase the policy as an individual retirement annuity or as a part of a 403(b) plan, 457 plan, a pension plan, a profit sharing plan (including a 401(k) plan), or certain other employer sponsored retirement programs, your policy is referred to as a qualified policy. There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate. To the extent there is a conflict between a plan's provisions and a policy's provisions, the plan's provisions will control.
If you purchase the policy other than as part of any arrangement described in the preceding paragraph, the policy is referred to as a nonqualified policy.
You will generally not be taxed on increases in the value of your policy, whether qualified or nonqualified, until a distribution occurs (e.g., as a surrender, withdrawal, or as annuity payments). However, you may be subject to current taxation if you assign or pledge or enter into an agreement to assign or pledge any portion of the policy. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. All amounts received from the policy that are includible in income are taxed at ordinary income rates; no amounts received from the policy are taxable at the lower rates applicable to capital gains.
The Internal Revenue Service (“IRS”) has not reviewed the policy for qualification as an IRA annuity, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.
The value of living and death benefit options and riders elected may need to be taken into account in calculating minimum required distributions from a qualified plan/or policy.
We may occasionally enter into settlements with owners and beneficiaries to resolve issues relating to the policy. Such settlements will be reported on the applicable tax form (e.g., Form 1099) provided to the taxpayer and the taxing authorities.
Taxation of Us
We are at present taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as a part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account. We may benefit from any dividends received or foreign tax credits attributable to taxes paid by certain underlying fund portfolios to foreign jurisdictions to the extent permitted under federal tax law.
Tax Status of a Nonqualified Policy
Diversification Requirements. In order for a nonqualified variable policy which is based on a segregated asset account to qualify as an annuity policy under Section 817(h) of the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations apply a diversification requirement to each of the subaccounts. Each separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations but we do not have control over the underlying fund portfolio companies. The owners bear the risk that the entire contract could be disqualified as an annuity policy under the Code due to the failure of a subaccount to be deemed to be “adequately diversified.”
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Owner Control. In some circumstances, owners of variable policies who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. In Revenue Ruling 2003-91, the IRS stated that whether the owner of a variable policy is to be treated as the owner of the assets held by the insurance company under the policy will depend on all of the facts and circumstances.
Revenue Ruling 2003-91 also gave an example of circumstances under which the owner of a variable policy would not possess sufficient control over the assets underlying the policy to be treated as the owner of those assets for federal income tax purposes. To the extent the circumstances relating to the issuance and ownership of a policy vary from those described in Revenue Ruling 2003-91, owners bear the risk that they will be treated as the owner of Separate Account assets and taxed accordingly.
We believe that the owner of a policy should not be treated as the owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets. Concerned owners should consult their own tax advisers regarding the tax matter discussed above.
Distribution Requirements . The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity starting date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the annuity starting date, the entire interest in the policy must generally be distributed (1) within 5 years after such owner's date of death or (2) be used to provide payments to a designated beneficiary for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. The designated beneficiary must be an individual and payments must begin within one year of such owner’s death. However, if upon such owner's death the owner's surviving spouse is the sole beneficiary of the policy, then the policy may be continued with the surviving spouse as the new owner. If any owner is a non-natural person (except in the case of certain grantor trusts), then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner.
In certain instances a designated beneficiary may be permitted to elect a “stretch” payment option as a means of disbursing death proceeds from a nonqualified annuity. The only method we use for making distribution payments from a nonqualified “stretch” payment option is the required minimum distribution method as set forth in Revenue Ruling 2002-62. The applicable payments are calculated using the Single Life Expectancy Table set forth in Treasury Regulation § 1.401(a)(9)-9, A-1.
The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.
Taxation of a Nonqualified Policy
The following discussion assumes the policy qualifies as an annuity policy for federal income tax purposes.
In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value as collateral for a loan generally will be treated as a distribution of such portion. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. The taxable portion of a distribution is taxable as ordinary income.
Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these rules with a competent tax adviser. A policy owned by a trust using the grantor's social security number as its taxpayer identification number will be treated as owned by the grantor (natural person) for the purposes of our application of Section 72 of the Code. Consult a tax adviser for more information on how this may impact your policy.
Different Individual Owner and Annuitant
If the owner and annuitant on the policy are different individuals, there may be negative tax consequences to the owner and/or beneficiaries under the policy if the annuitant predeceases the owner including, but not limited, to the assessment of penalty tax and the loss of certain death benefit distribution options. You may wish to consult your legal counsel or tax adviser if you are considering designating a different individual as the annuitant on your policy to determine the potential tax ramifications of such a designation.
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Annuity Starting Date
This section makes reference to the annuity starting date as defined in Section 72 of the Code and the applicable regulations. Generally, the definition of annuity starting date will correspond with the definition of annuity commencement date used in your policy and the dates will be the same. However, in certain circumstances, your annuity starting date and annuity commencement date will not be the same date. If there is a conflict between the definitions, we will interpret and apply the definitions in order to ensure your policy maintains its status as an annuity policy for federal income tax purposes. You may wish to consult a tax adviser for more information on when this issue may arise.
It is possible that at certain advanced ages a policy might no longer be treated as an annuity contract if the policy has not been annuitized before that age or have other tax consequences. You should consult with a tax adviser about the tax consequences in such circumstances.
Taxation of Annuity Payments
Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.
In general, the excludable portion of each annuity payment you receive will be determined as follows:
•	Fixed payments-by dividing the “investment in the policy” on the annuity starting date by the total expected return under the policy (determined under Treasury regulations) for the term of the payments. This is the percentage of each annuity payment that is excludable.
•	Variable payments-by dividing the “investment in the policy” on the annuity starting date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.
The remainder of each annuity payment is includable in gross income. Once the “investment in the policy” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income. The “investment in the policy” is generally equal to the premiums you pay for the policy, reduced by any amounts you have previously received from the policy that are excludible from gross income.
If you select more than one annuity payment option, special rules govern the allocation of the policy's entire “investment in the policy” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.
If, after the annuity starting date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the policy” as of the annuity starting date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction on your tax return.
Taxation of Surrenders and Partial Withdrawals - Nonqualified Policies
When you surrender your policy, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the policy”. The “investment in the policy” is generally equal to the premiums you pay for the policy, reduced by any amounts you have previously received from the policy that are excludible from gross income. Partial withdrawals are generally treated first as taxable income to the extent of the excess in the policy value over the “investment in the policy.” Distributions made under the systematic payout option are treated for tax purposes as partial withdrawals, not annuity payments. In general, loans, pledges, and collateral assignments as security for a loan are taxed in the same manner as partial withdrawals and surrenders. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. All taxable amounts received under a policy are subject to tax at ordinary rather than capital gain tax rates.
If your policy contains an excess interest adjustment feature (also known as a market value adjustment), then your policy value immediately before a policy withdrawal (or transaction taxed like a withdrawal) may have to be increased by any positive excess interest adjustments that result from the transaction. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and you may want to discuss the potential tax consequences of an excess interest adjustment with your tax adviser.
The Code also provides that amounts received from the policy that are includible in gross income (including the taxable portion of some annuity payments) may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrender withdrawals and other amounts will be exempt from the penalty tax. Amounts received that are not subject to the penalty tax include, among others, any amounts: (1) paid on or after the taxpayer reaches age 59½; (2) paid after an owner (or where the owner is a non-natural person, an annuitant) dies; (3) paid if the taxpayer becomes disabled (as that term is
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defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) over the life of the taxpayer or the joint life of the taxpayer and the taxpayer's designated beneficiary; (5) paid under an immediate annuity; or (6) which come from premium payments made prior to August 14, 1982. Regarding the disability exception, because we cannot verify that the owner is disabled, we will report such withdrawals to the IRS as early withdrawals with no known exception from the penalty tax.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You may wish to consult a tax adviser for more information regarding the imposition of penalty tax.
Guaranteed Lifetime Withdrawal Benefits
For policies with a guaranteed lifetime withdrawal benefit or a guaranteed minimum accumulation benefit the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. It is possible that the withdrawal base (with respect to the guaranteed lifetime withdrawal benefits) and the guaranteed future value (with respect to the guaranteed minimum accumulation benefit) could be taken into account to determine the policy value that is used to calculate required distributions and the amount of the distribution that would be included in income. The proper treatment of the Income Enhancement Option under a guaranteed lifetime withdrawal benefit is unclear. It is possible that the IRS could determine that the benefit provides some form of long term care insurance. In that event, the Internal Revenue Service may determine the Income Enhancement Option is an incidental benefit with adverse consequences for qualification as an Individual Retirement Annuity, you could be treated as in receipt of some amount of income attributable to the value of the benefit even though you have not received a payment from your policy, and the amount of income attributable to guaranteed lifetime withdrawal payments could be affected. In addition, if the Income Enhancement Benefit causes an increase in payments calculated to meet the Required Minimum Distribution requirements it may violate the rules governing such distributions with adverse tax consequences. In view of this uncertainty, you should consult a tax adviser with any questions.
Aggregation
All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner (policyholder) during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distribution (other than annuity payments) occurs. If you are considering purchasing multiple policies from us (or our affiliates) during the same calendar year, you may wish to consult with your tax adviser regarding how aggregation will apply to your policies.
Tax-Free Exchanges of Nonqualified Policies
We may issue the nonqualified policy in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the policy immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional premium payment made as part of the exchange. Your policy value immediately after the exchange may exceed your investment in the policy. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the policy (e.g., as a partial withdrawal, surrender, annuity income payment or death benefit).
If you exchange part of an existing contract for the policy, and within 180 days of the exchange you received a payment other than certain annuity payments (e.g., you make a partial withdrawal) from either contract, the exchange may not be treated as a tax free exchange. Rather, some or all of the amount exchanged into the policy could be includible in your income and subject to a 10% penalty tax.
You should consult your tax adviser in connection with an exchange of all or part of an annuity contract for the policy, especially if you may make a withdrawal from either contract within 180 days after the exchange.
Medicare Tax
Distributions from nonqualified annuity policies are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts. We are required to report distributions made from nonqualified annuity policies as being potentially subject to this tax. While distributions from qualified policies are not subject to the tax, such distributions may be includable in income for purposes of determining whether certain Medicare Tax thresholds have been met. As such, distributions from your qualified policy could cause your other investment income to be subject to the tax. Please consult a tax adviser for more information.
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Same Sex Relationships
Same sex couples have the right to marry in all states. The parties to each marriage that is valid under the law of any state will each be treated as a spouse as defined in this policy. Individuals in other arrangements, such as civil unions, registered domestic partnerships, or other similar arrangements, that are not recognized as marriage under the relevant state law, will not be treated as married or as spouses as defined in this policy. Therefore, exercise of the spousal continuation provisions of this policy or any riders by individuals who do not meet the definition of “spouse” may have adverse tax consequences and/or may not be permissible. Please consult a tax adviser for more information on this subject.
Taxation of Death Benefit Proceeds
Amounts may be distributed from the policy because of your death or the death of the annuitant. Generally, such amounts should be includable in the income of the recipient: (1) if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; (2) if distributed via partial withdrawals, these amounts are taxed in the same manner as partial surrenders; or (3) if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.
Transfers, Assignments or Exchanges of Policies
A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the exchange of a policy and certain other transactions, or a change of annuitant other than the owner, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transaction or designation should contact a competent tax adviser with respect to the potential tax effects.
Charges
It is possible that the IRS may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the IRS may treat fees associated with certain optional benefits as a taxable partial withdrawal, which might also be subject to a tax penalty if the partial withdrawal occurs prior to age 59½. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable partial withdrawals, the tax rules associated with these benefits are unclear, and we advise that you consult your tax adviser prior to selecting any optional benefit under the policy.
Federal Estate, Gift and Generation-Skipping Transfer Taxes
Beginning in 2017, the federal estate tax, gift tax and generation-skipping transfer (“GST”) tax exemptions and maximum rate is $5,490,000 indexed for inflation and 40% respectively.
The uncertainty as to how the current law might be modified in the future underscores the importance of seeking guidance from a competent adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.
Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the policy in detail, a purchaser should keep in mind that the value of an annuity policy owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity policy, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.
Qualified Policies
The qualified policy is designed for use with several types of tax-qualified retirement plans which are briefly described below. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59½ (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. The distribution rules under Section 72(s) of the Code do not apply to annuities provided under a plan described in Sections 401(a), 403(a), 403(b), 408 or 408A of the Code, but other similar rules may. Some retirement plans are subject to
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distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, employers, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.
Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code for the year, except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders according to the requirements in the IRS regulations (minimum required distributions) must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70½; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the individual retirement annuity (other than nondeductible contributions) generally are taxed only when distributed from the annuity. Distributions prior to age 59½ (unless certain exceptions apply) are subject to a 10% penalty tax.
SIMPLE and SEP IRAs are types of IRAs that allow employers to contribute to IRAs on behalf of their employees. SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a specified percentage of compensation. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions. Subject to certain exceptions, distributions prior to age 59½ are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee's participation in the plan. SEP IRAs permit employers to make contributions to IRAs on behalf of their employees, up to a specified dollar amount for the year and subject to certain eligibility requirements as provided by Section 408(k) of the Code. Distributions from SEP IRAs are subject to the same rules that apply to IRA distributions and are taxed as ordinary income.
The IRS has not reviewed this policy for qualification as a traditional IRA, SIMPLE IRA or SEP IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements.
Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA, a traditional IRA or other allowed qualified plan. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. The ability to make cash contributions to Roth IRAs is available to individuals with earned income and whose modified adjusted gross income is under a specified dollar amount for the year. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is an amount specified in the Code for the year. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after one of the following: attaining age 59½, to pay for qualified first time home buyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Please note that specific tax ordering rules apply to Roth IRA distributions. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, minimum required distributions at death are generally the same as for traditional IRAs.
The IRS has not reviewed this policy for qualification as a ROTH IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements.
Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are generally excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to Federal Insurance Contributions Act (FICA or Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989, unless certain events have occurred. Specifically distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59½, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a
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guaranteed lifetime withdrawal benefit prior to age 59½. For policies issued after 2008, amounts attributable to non-elective contributions may be subject to distribution restrictions specified in the employer's section 403(b) plan. Employers using the policy in connection with Section 403(b) plans may wish to consult with their tax adviser.
Pursuant to tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request from a 403(b) policy comply with applicable tax requirements before we process your request. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) policies or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.
Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties.
Deferred Compensation Plans. Section 457(b) of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans established and maintained by state and local governments (and their agencies and instrumentalities) and tax exempt organizations. Under such plans a participant may be able to specify the form of investment in which his or her participation will be made. For non-governmental Section 457(b) plans, all such investments, however, are typically owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457(b) plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable in the year paid (or in the year paid or made available in the case of a non-governmental 457(b) plan). Distributions from non-governmental 457(b) plans are subject to federal income tax withholding as wages, distributions from governmental 457(b) plans are subject to withholding as “eligible rollover distributions” as described in the section entitled “Withholding.” below. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties. Deferred compensation plans of governments and tax-exempt entities that do not meet the requirements of Section 457(b) are taxed under Section 457(f), which means compensation deferred under the plan is included in gross income in the first year in which the compensation is not subject to substantial risk of forfeiture.
Ineligible Owners-Qualified
We currently will not issue new policies to/or for the following plans: 403(a), 403(b), 412(i)/412(e)(3), 419, 457 (we will in certain limited circumstances accept 457(f) plans), employee stock ownership plans, Keogh/H.R.-10 plans and any other types of plans at our sole discretion.
Taxation of Surrenders and Partial Withdrawals - Qualified Policies
In the case of a withdrawal under a qualified policy (other than from a deferred compensation plan under Section 457 of the Code), a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the policy” to your total account balance or accrued benefit under the retirement plan. Your “investment in the policy” generally equals the amount of any non-deductible premium payments made by you or on your behalf. If you do not have any non-deductible premium payments, your investment in the contract will be treated as zero.
In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59½, unless you meet one of the exceptions to this rule which are similar to the penalty exceptions for distributions from nonqualified policies discussed above. However, the exceptions applicable for qualified policies differ from those provided to nonqualified policies. You may wish to consult a tax adviser for more information regarding the application of these exceptions to your circumstances. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy.
Qualified Plan Required Distributions
For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70½ or (ii) retires, and must be made in a specified form or manner. If a participant is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA which is not subject to the lifetime required minimum distribution rules), distributions generally must begin no later than April 1 of the year following the calendar year in which the owner (or plan
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participant) reaches age 70½. The actuarial present value of death and/or living benefit options and riders elected may need to be taken into account in calculating minimum required distributions. Consult a competent tax adviser before purchasing an optional living or death benefit.
Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules. We do not attempt to provide more than general information about the use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.
The Code generally requires that interest in a qualified policy be non-forfeitable.
You should consult your legal counsel or tax adviser if you are considering purchasing an enhanced death benefit or other optional rider, or if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.
Optional Living Benefits
For policies with a guaranteed lifetime withdrawal benefit or a guaranteed maximum accumulation benefit the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. The tax rules for qualified policies may impact the value of these optional benefits. Additionally, the actions of the qualified plan as contract holder may cause the qualified plan participant to lose the benefit of the guaranteed lifetime withdrawal benefit. In view of this uncertainty, you should consult a tax adviser before purchasing this policy as a qualified policy.
Withholding
The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. The amount of withholding varies according to the type of distribution. The withholding rates applicable to the taxable portion of periodic payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. A 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. For qualified policies taxable, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee's spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or 403(b) tax-sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.
Annuity Purchases by Residents of Puerto Rico
The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity policies issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.
Annuity Policies Purchased by Non-resident Aliens and Foreign Corporations
The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.
Foreign Account Tax Compliance Act (“FATCA”)
If the payee of a distribution from the policy is a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Code as amended by the Foreign Account tax Compliance Act (“FATCA”), the distribution could be subject to U.S. federal withholding tax on the taxable amount of the distribution at a 30% rate irrespective of the status of any beneficial owner of the policy or the distribution. The rules relating to FATCA are complex, and a tax adviser should be consulted if an FFI or NFFE is or may be designated as a payee with respect to the policy.
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Possible Tax Law Changes
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the policy.
We have the right to modify the policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive.
ADDITIONAL FEATURES
Systematic Payout Option
You can select at any time (during the accumulation phase) to receive regular surrenders (i.e., partial surrenders) from your policy by using the systematic payout option. Under this option, you can receive the greater of (1) or (2), divided by the number of surrenders made per year, where: (1) up to 10% of your premium payments (reduced by prior surrenders in that policy year); and (2) is any gains in the policy. For amounts greater than 10% of your premium payments, you must receive prior Company approval. The amount of your payment is established when you select the option. The amount available is recalculated on each policy anniversary thereafter while the Systematic Payout Option is in effect.
This amount may be taken free of surrender charges.
Any systematic withdrawal in excess of the remaining rider withdrawal amount could affect your rider values (if elected). Systematic surrenders can be made monthly, quarterly, semi-annually, or annually. Each surrender must be at least $40. Monthly and quarterly surrenders must generally be made by electronic funds transfer directly to your checking or savings account.
Any systematic withdrawal in excess of your remaining surrender charge free amount may be subject to a surrender charge. If the request does not exceed the surrender charge free amount, future systematic payments will be recalculated based on the remaining free amounts.
Keep in mind that surrenders under the systematic payout option may be taxable, and if made before age 59½, may be subject to a 10% federal penalty tax. There is no charge for this benefit.
Income Benefit Programs
The Family Income Protector and Managed Annuity Programs are no longer available, but if you have previously elected one of these benefits you can still upgrade. If you upgrade your minimum annuitization value or minimum income base, you will generally receive the Managed Annuity Program II. See Rider Grid for Additional Information on each of these riders.
Initial Payment Guarantee
You may only elect to purchase the Initial Payment Guarantee which provides annually stabilized payments that are guaranteed to never be less than a percentage of the initial variable annuity payment at the time you annuitize your policy. You cannot terminate this payment guarantee (or eliminate the charge for it) after you have elected it. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.
The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.
Under the Initial Payment Guarantee, you receive annuity payments that are stabilized—that is, held level throughout each policy year—and are guaranteed to never be less than a percentage of the initial payment. The guaranteed percentage is subject to change from time to time; however once you annuitize, the guaranteed percentage will not change during the life of the Initial Payment Guarantee. Contact us for the current guaranteed percentage.
The payment amount is adjusted once each year (on the anniversary of your annuity commencement date) to reflect the investment performance of your selected investment choice(s) over the preceding year (but your payment will not be less than the guaranteed minimum).
Fee. There is a charge for the Initial Payment Guarantee, which is in addition to the base product mortality and expense risk fee and administrative charge. This fee is reflected in the amount of the annuity payments that you receive if you select the Initial Payment Guarantee. It is reflected in the calculation of the annuity unit values (i.e., your payment is “net” the initial payment guarantee fee, mortality and expense risk fee, and administrative charges).
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The Initial Payment Guarantee fee is currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts. We can change the fee, and you pay whatever the fee is when you annuitize.
Other Terms and Conditions. The Initial Payment Guarantee uses a 5% assumed investment return to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the investment return (net of fees and expenses) exactly equals 5%. The payments will increase if actual investment performance (net of fees and expenses) exceeds the assumed investment return, and decrease if actual performance is below the assumed investment return (but not below the guaranteed level).
Termination. The Initial Payment Guarantee is irrevocable.
The Initial Payment Guarantee may vary for certain policies and may not be available for all policies, in all states or at all times.
Liquidity Rider
The optional Liquidity Rider reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.
Rider Fee. A rider fee equal to an effective annual rate of 0.50% of the daily net asset value in the separate account is deducted in calculating the accumulation unit values. The rider fee is only charged for the first four policy years.
Accumulation Unit Values. We intend to administer the removal of the Liquidity Rider fee by changing to a different class of accumulation units. This will result in adjusting the number of accumulation units and adjusting the unit value of the subaccounts in which you were invested once the Liquidity Rider fee is no longer charged. The elimination of the fee and the adjustment in the number of accumulation units and unit values will not affect policy values.
Termination. The rider is irrevocable.
Please note:
•	This feature terminates upon annuitization and there is a mandatory annuity commencement date.
•	We may credit interest in the fixed account at a lower rate if you select this rider.
•	The Liquidity Rider is not suitable for an investor purchasing the policy for a long term investment.
The Liquidity Rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Additional Death Distribution
The optional Additional Death Distribution rider pays an additional amount (based on rider earnings, if any, since the rider was issued) when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Additional Death Distribution is only available for issue ages through age 80. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The Additional Death Distribution benefit is based on our claims-paying ability.
Additional Death Distribution Benefit Amount. The Additional Death Distribution is payable only if you elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The Additional Death Distribution is equal to:
•	the Additional Death Distribution factor (see below); multiplied by
•	the rider earnings, if any, on the date the death benefit is calculated.
Rider earnings are policy gains accrued and not previously withdrawn since the rider date. This amount is equal to the current policy value minus the policy value on the rider date minus premiums paid after the rider date plus amounts withdrawn after the rider date that exceed rider earnings on the date of the withdrawal. No benefit is payable under the Additional Death Distribution rider if there are no rider earnings on the date the death benefit is calculated.
If you purchase your policy as part of a 1035 exchange or add the Additional Death Distribution rider after you purchase the policy, rider earnings do not include any gains before the 1035 exchange or the date the Additional Death Distribution is added to your policy.
The Additional Death Distribution factor is 40% for issue ages under 71 and 25% for issue ages 71-80, based on the annuitant’s age.
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No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated.
For purposes of computing taxable gains, both the death benefit payable under the policy and the Additional Death Distribution will be considered.
Please see “Appendix - Additional Death Distribution Rider” for an example which illustrates the Additional Death Distribution payable as well as the effect of a partial surrender on the Additional Death Distribution benefit amount.
Spousal Continuation. If a spouse is eligible to and elects to continue the policy as the new owner instead of receiving a death benefit and Additional Death Distribution, the spouse will generally receive a one-time policy value increase equal to the Additional Death Distribution. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 80 if the Additional Death Distribution benefit is still being offered. Certain owners may have the option to continue the rider without receiving the one-time policy value increase. See TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
Rider Fee. A rider fee, 0.25% of the policy value is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the Additional Death Distribution would not pay any benefit (because there are no rider earnings).
Termination. The rider will remain in effect until:
•	you cancel it by notifying our Administrative Office in writing,
•	the policy is annuitized or surrendered,
•	the policy value becomes zero, or
•	the Additional Death Distribution is paid or added to the policy value under a spousal continuation.
Once terminated, the Additional Death Distribution may be re-elected if still being offered; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.
Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.
The Additional Death Distribution may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Additional Death Distribution+
The optional Additional Death Distribution+ rider pays an additional amount (based on the benefit base) when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Additional Death Distribution+ is only available for issue ages through age 75. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The Additional Death Distribution+ benefit is based on our claims-paying ability.
Additional Death Distribution+ Benefit Amount. An additional death benefit is only payable if a death benefit is paid on the base policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:
•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all Additional Death Distribution+ rider fees paid since the rider date.
•	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.
The rider benefit base at any time is equal to the policy value less any premium payments added after the rider date.
The rider benefit percentage equals 30% for issue ages 0 - 70 and 20% for issue ages 71 - 75, based on the annuitant’s age.
No benefit is payable under the Additional Death Distribution+ if the policy value on the date the death benefit is paid is less than the premium payments after the rider date.
For purposes of computing taxable gains, both the death benefit payable under the policy and the additional benefit will be considered.
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Please see “Appendix - Additional Death Distribution+” for an example that illustrates the additional death benefit payable as well as the effect of a partial surrender on the Additional Death Distribution+ benefit amount.
Spousal Continuation. If a spouse is eligible to and elects to continue the policy as the new owner instead of receiving the death benefit and Additional Death Distribution+, then the spouse will generally receive a one-time policy value increase equal to the Additional Death Distribution+. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 75 if the Additional Death Distribution+ benefit is still being offered. Certain owners may have the option to continue the rider without receiving the one-time policy value increase. See TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
Rider Fee. A rider fee, currently 0.55% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider.
Please note: The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the rider would not pay any benefits.
Termination. The rider will remain in effect until:
•	you cancel it by notifying our Administrative Office in writing in good order,
•	the policy is annuitized or surrendered,
•	the policy value becomes zero, or
•	the additional death benefit is paid or added to the policy value under a spousal continuation.
If terminated no more than 90 days after policy issue, you may re-elect the Additional Death Distribution+ within 90 days of policy issuance if it is still being offered. However, if it is terminated more than 90 days after the policy issue date, the Additional Death Distribution+ may not be re-elected, if it is still being offered, for one year. Please note that if the rider is terminated and then re-elected, the new rider will have its own fees, benefits and features as well as a new rider date which may affect the rider benefit.
Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.
The Additional Death Distribution+ may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Nursing Care and Terminal Condition Withdrawal Option
No surrender charges or excess interest adjustments will apply if you make a surrender ($1,000 minimum), under certain circumstances, because you or your spouse has been:
•	confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or
•	diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).
You may exercise this benefit at any time during the accumulation phase. This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person. There is no restriction on the maximum amount you may surrender under this benefit. There is no charge for this benefit.
The Nursing Care and Terminal Condition Withdrawal Option may vary for certain policies and may not be available for all policies, in all states or at all times.
Unemployment Waiver
No surrender charges or excess interest adjustments will apply to surrenders after you or your spouse become unemployed due to:
•	involuntary termination of employment
•	involuntary lay off;
In order to qualify, you (or your spouse, whichever is applicable) must have been:
•	employed full time for at least two years prior to becoming unemployed;
•	employed full time on the policy date;
•	unemployed for at least 60 days in a row at the time of surrender;
•	must have a minimum cash value at the time of surrender of $5,000; and
•	you (or your spouse) must be receiving unemployment benefits.
You must provide written proof from your State's Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.
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You may select this benefit at any time during the accumulation phase. This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person. There is no restriction on the maximum amount you may surrender under this benefit. There is no charge for this benefit.
The Unemployment Waiver may vary for certain policies and may not be available for all policies, in all states or at all times.
Telephone and Electronic Transactions
Currently, certain transactions may be made by telephone or other electronic means acceptable to us upon our receipt of the appropriate authorization. We may discontinue this option at any time. To access information and perform transactions electronically, we require you to create an account with a username and password, and to maintain a valid e-mail address.
We will not be liable for following instructions communicated by telephone or electronically we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we will record conversations with you. We may also require written confirmation of the request. When someone contacts our Administrative Office and follows our procedures, we will assume you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of any loss, theft or unauthorized use of your password.
Telephone and other electronic transactions must be received while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Please note that the telephone and/or electronic device transactions may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider's, or your financial representative's can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request if the volume of transactions is unusually high, we might not have anyone available, or lines available, to take your transaction. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Administrative Office.
We reserve the right to revoke your telephone and other electronic transaction privileges at any time without revoking all owners' privileges. We may deny telephone and electronic transaction privileges to market timers or disruptive traders.
Dollar Cost Averaging Program
During the accumulation phase, you may instruct us to automatically make transfers into one or more subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.
Dollar Cost Averaging programs that may be available under your policy:
•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started. A minimum of $500 per transfer is required. The minimum number of transfers is 6 monthly or 4 quarterly, and the maximum is 24 monthly or 8 quarterly. You can elect to transfer from the fixed account, money market or other specified subaccount.
•	Special —You may only elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment option into a Special Dollar Cost Averaging program. This program is only available for new premium payments, requires transfers from a fixed source, and may credit a higher or lower interest rate than a traditional program. A minimum of $500 per transfer is required ($3,000 or $6,000 to start a 6-month or 12-month program, respectively).
A Dollar Cost Averaging program will begin the next business day after we have received in good order all necessary information and the minimum required amount. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order. Please note: Dollar Cost Averaging programs will not begin on the 29th, 30th, or 31st. If a program would have started on one of those dates, it will start on the 1st business day of the following month. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.
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NOTE CAREFULLY:
New Dollar Cost Averaging instructions are required to start a new Dollar Cost Averaging program once the previous Dollar Cost Averaging program has completed. Additional premium payments, absent new allocation instructions, received after a Dollar Cost Averaging program has completed, will be allocated according to the current premium payment allocations at that time but will not reactivate a completed Dollar Cost Averaging program.
IF:
•	we do not receive all necessary information to begin or restart a Dollar Cost Averaging program;
THEN:
•	any amount allocated to a fixed source will be invested in that fixed source but will be transferred to the money market investment option within 30 days of allocation to fixed source if new Dollar Cost Averaging instructions are not received;
•	any amount in a variable source will be invested in that variable source and will remain in that variable investment option; and
•	new Dollar Cost Averaging instructions will be required to begin a Dollar Cost Averaging program.
You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions. Transfers from a Dollar Cost Averaging fixed source are not subject to an excess interest adjustment. A Dollar Cost Averaging program can be used in conjunction with Asset Rebalancing and a guaranteed lifetime withdrawal benefit (subject to any investment restrictions involving the source). There is no charge for this benefit.
The Dollar Cost Averaging Program may vary for certain policies and may not be available for all policies, in all states or at all times. See your policy for availability of the fixed account options.
Asset Rebalancing
During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called asset rebalancing and can be started and stopped at any time. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue asset rebalancing. New instructions are required to start asset rebalancing. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually. Asset rebalancing can be used in conjunction with a guaranteed lifetime withdrawal benefit. Please note, any amounts rebalanced may be immediately transferred to the Portfolio Allocation Method (PAM) investment options or Open Allocation subaccounts as applicable under the Portfolio Allocation Method or Open Allocation Method (OAM). There is no charge for this benefit.
Guaranteed Lifetime Withdrawal Benefits
You may elect one of the following optional riders under the policy that offers guaranteed lifetime withdrawal benefits - the Living Benefits Rider, the Retirement Income Max® Rider and the Retirement Income Choice® 1.6 Rider. Important aspects of each of these riders are summarized in the Guaranteed Lifetime Withdrawal Benefit Comparison Table below and are described in more detail. You should consult with tax and financial professionals to determine which of these riders, if any, is appropriate for you.
The following benefits are no longer available, but if you have previously elected one of these riders you can still upgrade:
•	5 for LifeSM Rider
•	5 for LifeSM with Growth Rider
•	Income SelectSM for Life Rider
•	Retirement Income Choice® Rider
•	Retirement Income Choice® with Double Withdrawal Base Benefit Rider
•	Retirement Income Choice® 1.4 Rider
•	Retirement Income Choice® 1.2 Rider
•	Income LinkSM Rider
See “Appendix - Rider Grid Variations” for additional information on each of the riders above.
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Guaranteed Lifetime Withdrawal Benefit Comparison Table
Living Benefits Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider
Election: At Issue Post Issue	Election: At Issue Post Issue	Election: At Issue Post Issue
Cannot be elected if you have Retirement Income Max® or Retirement Income Choice® 1.6 riders.	Cannot be elected if you have Living Benefits or Retirement Income Choice® 1.6 riders.	Cannot be elected if you have Retirement Income Max® or Living Benefits riders.
Benefit:
Provides:
(1) Guaranteed Minimum Accumulation Benefit (“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value (calculated as described below). After that date, the guaranteed future value equals zero.
(2) Guaranteed Minimum Withdrawal Benefit (“GMWB”)—a maximum annual withdrawal amount (calculated as described below) regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.	Benefit:
Provides:
(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e.,a series of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment choices that you select.
(2) Growth—On each of the first 10 rider anniversaries, we add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
The Growth Percentage is disclosed in the Rate Sheet Prospectus Supplement.
(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.	Benefit:
Provides:
(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e.,a level of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment choices that you select.
(2) Growth—On each of the first 10 rider anniversaries, we add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
The Growth Percentage is disclosed in the Rate Sheet Prospectus Supplement.
(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.
Investor Need Rider Addresses: • Market Participation • Protection of Assets • Retirement income for life	Investor Need Rider Addresses: • Retirement income for life • Conservative range of investment choices	Investor Need Rider Addresses: • Retirement income for life • Moderate range of investment options • Income for long term care
Upgrades:
(1) Before the annuitant's 86th birthday, you can upgrade the total withdrawal base (for GMWB) and the guaranteed future value (for GMAB) by sending us written notice.
(2) If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee).	Upgrades:
You may request by sending us written notice. If you elect to manually reset, the current rider terminates and a new rider is issued (which may have a higher rider fee percentage and lower growth rate percentage.) If you have elected the joint life option under the rider, you cannot elect a manual reset if the annuitant or the annuitant's spouse is 86 or older (unless state law requires a lower maximum age).
Additional Options:
Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant's spouse. The annuitant's spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner).	Additional Options:
(1) Death Benefit Option—You may add an amount to the death benefit payable under the base policy.
(2) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant's spouse. The annuitant's spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner).
(3) Income EnhancementSM Option—If the rider has been in effect for at least 12 months, then you may elect to have your withdrawal percentage increase to 150% of the non-income enhanced withdrawal percentage if either the annuitant or the annuitant's spouse, if the joint life option is elected, is confined in a hospital or nursing facility because of a medical necessity, and has been so confined for an “elimination period” (i.e., 180 days within the last 365 days). You cannot elect this option if the qualifying person(s) is/are already confined in a hospital or nursing facility when the rider is elected. In addition, the increase to the withdrawal percentage stops when the qualifying person(s) is/are no longer confined.
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Living Benefits Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider
Availability: 0 - 80 (unless state law requires a lower maximum issue age	Availability: Younger than age 86 (unless state law requires a lower maximum issue age)	Availability: Younger than age 86 (unless state law requires a lower maximum issue age)
Current Charge: 1.25% of total withdrawal base on each rider anniversary under the “principal back” withdrawal guarantee under the rider.	Current Charge: You may contact us at www.transamerica.com for the current Rate Sheet Supplement applicable for this rider.	Current Charge: You may contact us at www.transamerica.com for the current Rate Sheet Supplement applicable for this rider.
Investment Restrictions:
Portfolio Allocation Method (“PAM”)—We monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts between investment options that we designate and the variable investment choices that you select.	Investment Restrictions: You must allocate 100% of your policy value to one or more investment options that we designate.	Investment Restrictions: You must allocate 100% of your policy value to one or more investment options that we designate.
Withdrawal Option:
5% For Life - Policyholder can withdraw up to 5% of the 5% For Life total withdrawal base each year starting with the rider anniversary following the annuitant's 59th birthday until at least the later of the death of the annuitant or the time when the 5% For Life Minimum Remaining Withdrawal Amount has reached zero.	Withdrawal Percentages (Single Life):
The Withdrawal Percentage is disclosed in the Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.	Withdrawal Percentages (Single Life):
The Withdrawal Percentage is disclosed in the Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.
Withdrawal Option:
7% Principal Back - Policyholder can withdraw up to 7% of the 7% Principal Back total withdrawal base per year until at least the time at which the 7% Principal Back minimum remaining withdrawal amount has reached zero.	Withdrawal Percentages (Joint Life):
The Withdrawal Percentage is disclosed in the Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.	Withdrawal Percentages (Joint Life):
The Withdrawal Percentage is disclosed in the Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.
Living Benefits Rider
You may elect to purchase the optional Living Benefits Rider (also known as Guaranteed Principal SolutionSM Rider) which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The Living Benefits Rider is only available during the accumulation phase. The Living Benefits Rider is only available for annuitant issue ages through age 0-80. The maximum issue age may be lower if required by state law. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. If you elect the Living Benefits Rider you cannot elect the Retirement Income Max® or the Retirement Income Choice® 1.6 riders. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
You should view the Living Benefits Rider as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by the Living Benefits Rider.
Please note:
•	Certain protections under the rider are available only if you hold the rider for ten years.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantees due to the decreasing life expectancy as you age. This risk may be heightened if amounts are transferred based on the Portfolio Allocation Method. See Portfolio Allocation Method below.
•	If you elect the rider, we will monitor your policy value and we may transfer amounts back and forth between specified investment options under the policy (including guaranteed period options in the fixed account) and the variable investment options you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider. See Portfolio Allocation Method below.
•	Any such transfers out of a guaranteed period option may be subject to an excess interest adjustment. (See Portfolio Allocation Method, below.)
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•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
•	The maximum annual withdrawal amount is either “principal back, which is defined as up to 7% of your total withdrawal base each rider year until your minimum remaining withdrawal amount reaches zero, or “for life”, which is defined as up to 5% of your total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant’s 59th birthday until the annuitant’s death, unless your “for life” minimum remaining withdrawal amount reaches zero due to excess withdrawals.
•	Because the guaranteed minimum withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take the maximum advantage of the tax deferral aspect of the policy.
•	The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Living Benefits Rider for a qualified policy.
Guaranteed Minimum Accumulation Benefit of Living Benefit Rider
If you elect the Living Benefits Rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment options you select. The level of protection under the Guaranteed Minimum Accumulation Benefit is not 100% of your premium payments and is only in effect for the first ten rider years.
Guaranteed Future Value. We guarantee that, on the guaranteed future value date (ten years after you elect the rider), your policy value will at least equal your guaranteed future value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value. After the rider date and before the guaranteed future value date, the guaranteed future value is equal to:
•	the guaranteed future value on the rider date; plus
•	a percentage of subsequent premium payments (as described below); less
•	subsequent adjusted partial withdrawals (as described below).
After the guaranteed future value date, the guaranteed future value equals zero.
Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value is as follows:
Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%
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Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, even withdrawals under the guaranteed minimum withdrawal benefits, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:
•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or
•	the gross partial withdrawal amount.
(The gross partial withdrawal amount is the amount you request, plus any surrender charges or excess interest adjustment that may be applicable.)
In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount we reduce your policy value.
See the “Appendix - Living Benefits Rider Adjusted Partial Withdrawals” to this prospectus for examples showing the effect of hypothetical withdrawals in more detail, including withdrawals that reduce the guaranteed future value by more than the amount of the gross partial withdrawal.
Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will calculate an amount equal to the difference to your policy value (the policy value will then be subject to investment risk) which will be added on the next valuation date following the guaranteed future value date. This addition will not increase your “principal back” or “for life” total withdrawal bases. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.
Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. If, on the guaranteed future value date, your policy value has declined to $90,000 because of negative investment performance, then we will add $10,000 ($100,000–$90,000) to your policy value.
Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the policy with the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments (or if you must begin taking required minimum distributions) before the guaranteed future value date, electing the rider may not be in your best interests.
Guaranteed Minimum Withdrawal Benefit of Living Benefit Rider
If you elect the Living Benefits Rider, we will provide a maximum annual withdrawal amount (first as withdrawals from your policy value or, if necessary, as payments from us) regardless of your policy value. This benefit is intended to provide a level of benefits regardless of the performance of the variable investment options you select.
Withdrawal Guarantees. We account for the withdrawals you take under the rider by applying two different withdrawal guarantees:
•	“principal back,” for withdrawals of up to 7% of your total withdrawal base.
•	“for life,” for withdrawals of up to 5% of your total withdrawal base.
You may elect to make a withdrawal under either “principal Back” or “for life”. However, it is not a requirement that you specify a withdrawal as being under either withdrawal guarantee. Any withdrawals that you take while the rider is in effect could have different impacts under each of the withdrawal guarantees - on your maximum annual withdrawal amount, on your total withdrawal base, and on your minimum remaining withdrawal amount. For example, withdrawals that are compliant with the “principal back” maximum withdrawal amount could result in excess withdrawals under the “for life” withdrawal guarantee and, consequently, would reduce the maximum annual withdrawal amount, the total withdrawal base, and the minimum remaining withdrawal amount under the “for life” withdrawal guarantee. (See Adjusted Partial Withdrawals below.)
Example: Assume you make a single premium payment of $100,000 and you have not made any withdrawals or additional premium payments. If you withdraw $6,000, that would be an excess withdrawal of $1,000 ($6,000 - $5,000) under the for life guarantee but not under the principal back guarantee.
Your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero.
Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix - Living Benefits Rider Adjusted Partial Withdrawals,” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.
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Please note:
•	Any amount withdrawn in a rider year (including any surrender charge or excess interest adjustment) in excess of the maximum withdrawal amount is an excess withdrawal.
•	The amount of your excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee on a greater than dollar-for-dollar basis. (See Maximum Annual Withdrawal Benefit, Total Withdrawal Base, and Minimum Remaining Withdrawal Amount, below.)
•	We will not refund rider charges that have been paid up to the point of terminating the policy or receiving annuity payments.
Withdrawals under the guaranteed minimum withdrawal benefit also:
•	reduce your policy value;
•	reduce the guaranteed future value;
•	reduce your death benefit and other benefits;
•	may be subject to surrender charges or excess interest adjustments if the withdrawal is greater than the surrender charge free amount;
•	may be subject to income taxes and federal tax penalties (See TAX INFORMATION).
Maximum Annual Withdrawal Amount. Under this benefit:
•	Principal Back: You can withdraw up to 7% of your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero.
Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $7,000 (7% of $100,000) each rider year for the next fourteen years and $2,000 in the year immediately thereafter so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).
OR
•	For Life: You can withdraw up to 5% of what we call your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant's 59th birthday and lasting until the annuitant's death, unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess withdrawals” (see Adjusted Partial Withdrawals, below). A penalty tax may be assessed on amounts surrendered from the policy before the taxpayer reaches age 59½.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $5,000 (5% of $100,000) each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).
You can receive up to the maximum annual withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us) under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments, and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount (which cannot exceed the maximum annual withdrawal amount at that time) and frequency (annually, semi-annually, quarterly or monthly) of future withdrawals. Once selected, the amount and frequency of future withdrawals cannot be changed.
Please note:
•	Withdrawals under the 5% “for life” guarantee cannot begin until after the rider anniversary following the annuitant's 59th birthday.
•	Any withdrawal before the rider anniversary following the annuitant's 59th birthday will reduce the benefits under the 5% “for life” guarantee.
•	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).
•	You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the maximum annual withdrawal amount during a rider year, you cannot take more than the maximum annual withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
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•	If you have a qualified policy, minimum required distribution rules may force you to take excess withdrawals to avoid the imposition of a 50% penalty. Further, some qualified policies have withdrawal restrictions that may (with limited exceptions) prevent you from taking withdrawals before age 59½. You should consult a tax advisor before purchasing this rider with a qualified policy.
Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value. After the rider date, the total withdrawal base is equal to:
•	the total withdrawal base on the rider date; plus
•	subsequent premium payments; less
•	subsequent adjusted partial withdrawals (as described below).
We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.
Please note: We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount. Your total withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value. After the rider date, the minimum remaining withdrawal amount is equal to:
•	the minimum remaining withdrawal amount on the rider date; plus
•	subsequent premium payments; less
•	subsequent adjusted partial withdrawals (as described below).
We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees. It is important to calculate separate minimum remaining withdrawal amounts because they can provide different payment amounts not only upon reaching exhaustion but also in certain situations involving continuation after the annuitant's death.
Adjusted Partial Withdrawals. Each rider year, for each withdrawal guarantee (i.e., “principal back” and “for life”), gross partial withdrawals (the amount that you request be withdrawn, plus any surrender charge or excess interest adjustment that may be applicable) up to the maximum annual withdrawal amount for that withdrawal guarantee, will reduce the minimum remaining withdrawal amount for that withdrawal guarantee on a dollar-for-dollar basis, but will not reduce the total withdrawal base for that withdrawal guarantee. For each withdrawal guarantee, gross partial withdrawals in excess of the maximum annual withdrawal amount for that withdrawal guarantee will reduce the total withdrawal base and minimum remaining withdrawal amount for that withdrawal guarantee by the greater of the dollar amount of the excess withdrawal or a pro rata amount (possibly to zero). See “Appendix - Living Benefits Rider Adjusted Partial Withdrawals,” which provides examples showing the effect of a withdrawal. Excess withdrawals may cause you to lose the withdrawal guarantees under this rider.
Please note: Gross partial withdrawals that are compliant with the “principal back” withdrawal guarantee (i.e., withdrawals of the “principal back” maximum annual withdrawal amount) and any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday, will result in an excess partial withdrawal under the “for life” guarantee, and will reduce the “for life” maximum annual withdrawal amount, the “for life” total withdrawal base, and the “for life” minimum remaining withdrawal amount. Such reduction may be on a greater than dollar-for-dollar basis if the policy value is less than the applicable base.
Rider Fee. A rider fee, 1.25% of the “principal back” total withdrawal base on each rider anniversary, is charged annually before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment option in proportion to the amount of policy value in each investment option. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).
We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.
Please note: Because the rider fee is a percentage of your “principal back” total withdrawal base on each rider anniversary, the fee can be substantially more than 1.25% of your policy value if that total withdrawal base is higher than your policy value.
Portfolio Allocation Method
If you elect the Living Benefits Rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the Living Benefits Rider. Using PAM, we will monitor your policy value and amounts will be transferred back and forth between the PAM TA Aegon U.S. Government Securities - Service Class subaccount (which invests in the Transamerica Aegon U.S. Government Securities VP - Service Class portfolio of the Transamerica
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Series Trust) or certain guaranteed period options of the fixed account (each a “PAM investment option” and collectively, the “PAM investment options”) and the variable investment options you choose to the extent the disclosed formula mandates. You should read the underlying fund prospectus for the variable PAM investment option(s) carefully before you elect the Living Benefits Rider. We will transfer amounts from your variable investment options to the PAM investment options to the extent the disclosed formula mandates to support the guarantees under the rider. We will transfer amounts to the PAM investment options proportionally from all your variable investment options. Currently, PAM transfers are being made to the PAM TA Aegon U.S. Government Securities - Service Class subaccount. We will not transfer amounts to the PAM investment options if your policy value is greater than guarantees under the rider.
PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment options to the PAM investment options to the extent the disclosed formula mandates to help manage portfolio risk and support the guarantees under the Living Benefits Rider. You should not view the Living Benefits Rider nor PAM as a “market timing” or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment options to the PAM investment options, less of your policy value may be available to participate in any future positive investment performance of your variable investment options. This may potentially provide a lower policy value than if you did not select the Living Benefits Rider.
Under PAM, the mathematical model compares a number of interrelated factors including your policy value and the guarantees under the rider to be provided in the future. The mathematical model also uses assumptions for interest rates, the duration of the policy and stock market volatility. The following table sets forth the most influential of these factors and indicates how each one (assuming all other factors remain constant) could trigger a transfer into or out of the PAM subaccounts.
Factor	Direction of Transfer
Policy Value Increases	Transfer to the investment options
Policy Value Decreases	Transfer to the PAM subaccounts
Interest Rates Increase	Transfer to the investment options
Volatility Increases	Transfer to the PAM subaccounts
The amount of the transfer will vary depending on the magnitude and direction of the change in these factors. We may transfer some or all of your policy value to or from the PAM investment options.
Transactions you make also affect the number of PAM transfers including:
•	additional premium payments; and
•	excess withdrawals.
These transactions will change the policy value relative to the guarantees under the rider and may result in additional PAM transfers.
You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment option is at our discretion and may be subject to an excess interest adjustment if the transfer occurs before the end of a guarantee period. Any transfer we make out of PAM investment options to your variable investment options will be allocated into your variable investment options in proportion to the amount of policy value in each variable investment option. Please note that if your policy value is 100% allocated to the fixed account, we will be unable to transfer any of your policy value out of PAM investment options. If a merger of an underlying investment option occurs, the policy value allocated to the existing subaccount will be merged into the surviving underlying investment option.
Generally, transfers to the PAM investment options first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment options when the policy value drops by a cumulative amount of less than 3% in relation to the guarantees. If the policy value continues to fall, more transfers to the PAM investment options will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment option(s) we deem appropriate. The policy value allocated to the PAM investment options will remain there unless the performance of your chosen investment options recovers sufficiently to enable us to transfer amounts back to your investment options while maintaining the guarantees under the Living Benefits Rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.
The Daily Rebalancing Formula Under the Mathematical Model: As noted above, to limit our exposure under the rider, we transfer policy value from your investment options to the PAM subaccounts, to the extent called for by a mathematical model that will not change once you purchase the policy. We do this in order to minimize the need to provide payments (for example, when your policy value goes to zero by other than an excess withdrawal), or to extend the time before any payment is required. When payments become
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more likely (because your policy value is approaching zero), the mathematical model will tend to allocate more policy value to the PAM subaccounts. If, on the other hand, the policy value is much higher than the guarantees under the rider, then payments may not be necessary, and therefore, the mathematical model will tend to allocate more policy value to the investment options.
Each business day the mathematical model computes a “target allocation,” which is the portion of the policy value that is to be allocated to the investment options.
The target allocation depends on several factors, including the policy value as compared to the guarantees under the rider, the time until payments are likely required, and interest rates. However, as time passes, these factors change. Therefore, the target allocation changes from one business day to the next.
See “Appendix - PAM Method Transfers” for more detail regarding the workings of the mathematical model.
Upgrades
Prior to the annuitant's 86th birthday and after the third rider anniversary, you can upgrade the rider by providing us the required notice. If you upgrade your rider, the current rider will terminate and a new rider will be issued. The new rider’s total withdrawal base, guaranteed future value and minimum remaining withdrawal amount will equal the policy value on the date of the upgrade. At that time, the maximum annual withdrawal amount will be recalculated using the new total withdrawal base.
If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The “principal back” and “for life” withdrawal percentages will not change. The new rider date will be the date the Company receives all necessary information.
Annuitization
If you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your 5% “for life” maximum annual withdrawal amount.
Termination
The Living Benefits Rider will terminate upon the earliest of the following:
•	the date we receive written notice from you in good order requesting termination of the Living Benefits Rider (you may not terminate the rider before the third rider anniversary);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your 5% “for life” maximum annual withdrawal amount);
•	the date the policy to which this rider is attached is assigned or the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.
The Living Benefits Rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
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Retirement Income Max® Rider
If you elect the Retirement Income Max® Rider identified below, which provides certain guaranteed benefits, The Company requires your policy value to be allocated into designated investment options. One or more of the designated investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. The Company’s requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to invest in funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Retirement Income Max® Rider. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the Retirement Income Max® Rider that do not invest in funds that utilize volatility control strategies.
You may elect to purchase the optional Retirement Income Max® rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment options which are designed to help manage our risk and support the guarantees under the rider. If you elect the Retirement Income Max® rider you cannot elect the Living Benefits Rider or Retirement Income Choice® 1.6. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Retirement Income Max® rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
Retirement Income Max® – Base Benefit
Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us for life), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s (or surviving spouse's if the joint life option is elected) death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date. The withdrawal percentage and growth percentage that are used to determine your rider withdrawal amount will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us.
Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion.
See the “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Please note:
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantee provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your
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withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
•	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to a limited number of specified investment options. You should consult with your registered representative to assist you in determining whether these certain investment options are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
•	An excess withdrawal may impact the withdrawal base on a greater than dollar-for-dollar basis and may cause you to lose the benefit of this rider.
•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income Max® rider terminates and all benefits thereunder cease.
Like all withdrawals, withdrawals while this rider is in effect also:
•	reduce your policy value;
•	reduce your base policy death benefit and other benefits;
•	may be subject to surrender charges or excess interest adjustments if the withdrawal is greater than the surrender charge free amount;
•	may be subject to income taxes and federal tax penalties; and
•	may be limited or restricted under certain qualified policies.
Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments below.
The rider withdrawal amount is zero if the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (for riders issued prior to the date of this prospectus, see “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information, for your withdrawal percentage depending on when you purchased your rider).
For qualified policies: If the plan participant (generally the annuitant) is at least 70½ years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).
Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.
If your policy value reaches zero:
•	due to a non-excess withdrawal, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees.
•	due to an excess withdrawal, then this rider terminates (as does the policy).
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Please note:
•	If the rider is added prior to the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, however, you will still be charged a rider fee prior to this time.
•	The rider year begins on the rider date and thereafter on each rider anniversary. Withdrawals requested for the upcoming rider year must be taken the day after each rider anniversary or later within the rider year. Any withdrawal taken on the rider anniversary date will count towards the previous rider year withdrawals.
•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	All policy value must be allocated to a limited number of specified investment options. (See Designated Investment Options below.)
Rate Sheet Prospectus Supplement
The withdrawal, growth and fee percentages are disclosed in a Rate Sheet Prospectus Supplement. We periodically issue new Rate Sheet Prospectus supplement that may reflect different withdrawal, growth and fee percentages than the previous Rate Sheet Prospectus Supplements. All Rate Sheet Prospectus Supplements are also available on the Edgar system at www.sec.gov (File 33-33085).In order to receive the applicable withdrawal, growth and fee percentages: (1) your application must be signed and received within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Withdrawal percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement applicable to you. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you. For riders issued prior to the date of this prospectus, the applicable withdrawal, growth and fee percentages are set forth in the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” located in the Statement of Additional Information.
Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant's spouse's age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday.
Please note, once established, the withdrawal percentage will not change except in certain instances involving automatic step-ups. Withdrawal percentages will change when an automatic step-up occurs and you had crossed into another age band prior to the automatic step-up, see Automatic Step-Up section in the prospectus.
Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value . During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
•	Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.
On each rider anniversary, the withdrawal base will equal the greatest of:
•	the current withdrawal base;
•	the withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see Growth below);
•	the policy value on any monthiversarySM (the same day of the month as the rider date, or the next business day if our Administrative Office or the New York Stock Exchange are closed) within the current rider year, including the current rider anniversary (see Automatic Step-Up below).
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See “Appendix - Hypothetical Example of the Withdrawal Base Calculation - Retirement Income Max® Rider” which illustrates the hypothetical example of the withdrawal base calculation.
Growth. On each of the first ten rider anniversaries, we will add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
Please note: Because a withdrawal will eliminate the potential application of the growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.
Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base, or the withdrawal base is increased by any growth credit, no automatic step-up will occur. The withdrawal percentage (as indicated in the Rate Sheet Prospectus Supplement) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up, and if no automatic step-up occurs then there will be no withdrawal percentage increase.
On each rider anniversary the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. You are not subject to fee increases for any Automatic Step-Up that you have opted out of. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is amplified if the policy value is less than the withdrawal base.
Please Note: You retain all responsibility for monitoring excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or additional premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an assumed annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is the assumed withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)
Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.
See the “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options approved for the Retirement Income Max® Rider. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
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Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary), you can terminate this rider. Starting the next business day after you terminate your rider, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.
Please note:
•	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first business day after the fifth rider anniversary. You will be required to terminate the rider first. If you terminate the rider you will lose all of its benefits.
•	We can eliminate a designated investment option at any time. If this occurs, then an owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.
Retirement Income Max® – Joint Life Option
If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION – Tax Status of a Nonqualified Policy – Distribution Requirements). If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.
Please note:
•	The withdrawal percentage for each “age at the time of the first withdrawal” is lower if you elect this option.
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option. (Please see Spousal Continuation section for more detail regarding annuitant's spouse).
•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.
•	This option may not be permitted in the case of certain non-natural owners.
•	The rider's issue ages may vary if you elect this option.
Retirement Income Max® Rider Fees
Retirement Income Max® Rider Fee. The rider fee is calculated on the rider date and at the beginning of each rider quarter. The rider fee will be adjusted for any premium additions and excess withdrawals. It will be deducted automatically from your policy value at the end of each rider quarter. Your rider fee may increase (or decrease) at the time of any automatic step-up. See Automatic Step-Up section. Your current rider fee will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the Edgar system at www.sec.gov (File 33-33085).
On an annual basis, in general terms, the rider fee is the rider fee percentage times the withdrawal base. Specifically, the quarterly fee is calculated by multiplying (A) by (B) multiplied by (C), where:
(A)	is the withdrawal base;
(B)	is the rider fee percentage; and
(C)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: Initial Premium = $100,000; Withdrawal Base = $100,000; Rider Fee percentage = 1.25%; and 91 total days in the rider quarter.
Example 1: Calculation at rider issue for first quarter rider fee. The rider fee is:
= 100,000*0.0125*(91/365)
= 1,250*(91/365)
= $311.64
We will assess a prorated rider fee upon full surrender of the policy or other termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.
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On each rider anniversary the rider fee percentage may increase (or decrease) at the time of an automatic step-up. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us. Please contact your financial intermediary or call our Administrative Office to determine whether the Rate Sheet Prospectus Supplement has been amended. Each time an automatic step-up results in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.
Please note regarding the rider fee:
•	Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000; and 30 remaining days in the rider quarter.
Example 2: Calculation for first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000*0.0125*(30/365)
= 125*(30/365)
= $10.27
Total fee assessed at the end of the first rider quarter (assuming no further rider fee adjustments):
= 311.64 + 10.27
= $321.91
Retirement Income Max® Rider Issue Requirements
We will not issue the Retirement Income Max® rider unless:
•	the annuitant is not yet age 86 (lower if required by state law);
•	the annuitant is also an owner (except in the case of non-natural owners);
•	there are no more than two owners; and
•	if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).
The use of joint life option may not be permitted in the case of certain non-natural owners.
Termination
The Retirement Income Max® rider will terminate upon the earliest of the following:
•	the date we receive written notice from you requesting termination of the rider if such notice is received before midnight of the 30th calendar day after you receive the rider;
•	the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;
•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
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Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.
The Retirement Income Max® rider and additional options may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options for electing a benefit, please contact your financial intermediary or our Administrative Office.
Retirement Income Choice® 1.6 Rider
If you elect the Retirement Income Choice® 1.6 Rider identified below, which provides certain guaranteed benefits, the Company requires your policy value to be allocated into designated investment options. One or more of the designated investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefit. The Company’s requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to invest in funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Retirement Income Choice® 1.6 Rider. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the Retirement Income Choice® 1.6 Rider that do not invest in funds that utilize volatility control strategies.
You may elect to purchase the optional Retirement Income Choice® 1.6 Rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment options which are designed to help manage our risk and support the guarantees under the rider. If you elect the Retirement Income Choice® 1.6 rider you cannot elect another the Living Benefits Rider or the Retirement Income Max®. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Retirement Income Choice® 1.6 rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
Retirement Income Choice® 1.6 – Base Benefit
Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments and Rider Death Benefit Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date. The withdrawal percentage and growth percentage that are used to determine your rider withdrawal amount will be disclosed in a Rate Sheet Prospectus Supplement included with your prospectus.
Of course you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix – Hypothetical Adjusted Partial Withdrawals – Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
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Please note:
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
•	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to a limited number of specified investment options. You should consult with your registered representative to assist you in determining whether these investment options are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
•	An excess withdrawal may impact the withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis and may eliminate the benefit.
•	Any withdrawal will reduce your rider death benefit (if applicable).
•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income Choice® 1.6 rider terminates and all benefits thereunder cease.
Like all withdrawals, withdrawals while this rider is in effect also:
•	reduce your policy value;
•	reduce your base policy death benefit and other benefits;
•	may be subject to surrender charges or excess interest adjustments if the withdrawal is greater than the surrender charge free amount;
•	may be subject to income taxes and federal tax penalties; and
•	may be limited or restricted under certain qualified policies.
Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments and Rider Death Benefit Adjustments below.
The rider withdrawal amount is zero if the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (for riders issued prior to the date of this prospectus, see “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information depending on when you purchased your rider).
For qualified policies: If the plan participant (generally the annuitant) is at least 70½ years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).
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Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.
If your policy value reaches zero:
•	by means other than an excess withdrawal, then you cannot make further premium payments and all policy features, benefits, and guarantees other than the base guaranteed lifetime withdrawal benefits and the rider death benefit (if applicable), provided by this rider terminate. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees
•	due to an excess withdrawal, then the rider terminates (as does the policy).
Please note:
•	If the rider is added prior to the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, however, you will still be charged a rider fee prior to this time.
•	The rider year begins on the rider date and thereafter on each rider anniversary. Withdrawals requested for the upcoming rider year must be taken the day after each rider anniversary or later within the rider year. Any withdrawal taken on the rider anniversary date will count towards the previous rider year withdrawals.
•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	All policy value must be allocated to a limited number of specified funds. (See Designated Investment Options below.)
Rate Sheet Prospectus Supplement
The withdrawal, growth and fee percentages are disclosed in a Rate Sheet Prospectus Supplement. We periodically issue new Rate Sheet Prospectus Supplements that may reflect different withdrawal, growth and fee percentages than the previous Rate Sheet Prospectus Supplements. All Rate Sheet Prospectus Supplements are also available on the Edgar system at www.sec.gov (File 33-33085). In order for you to receive the withdrawal, growth and fee percentages: (1) your application must be signed and received within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Withdrawal percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you. For riders issued prior to the date of this prospectus, the applicable withdrawal, growth and fee percentages are set forth in the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” located in the Statement of Additional Information.
Retirement Income Choice® 1.6 – Base Benefit – Withdrawal Percentage
Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant's spouse's age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday.
Please note, once established, the withdrawal percentage will not change except in certain instances involving automatic step-ups. Withdrawal percentages will change when an automatic step-up occurs and you had crossed into another age band prior to the automatic step-up, see Automatic Step-Up section in the prospectus.
Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value . During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
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•	Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.
On each rider anniversary, the withdrawal base will equal the greatest of:
•	current withdrawal base;
•	the withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see Growth below);
•	the policy value on any monthiversarySM (the same day of the month as of the rider date, or the next business day if our Administrative Office or the New York Stock Exchange are closed) within the current rider year, including the current rider anniversary (see Automatic Step-Up below).
Retirement Income Choice® 1.6 – Base Benefit – Growth Percentage
Growth. On each of the first ten rider anniversaries, we will add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
Please note: Because a withdrawal will eliminate the potential application of the growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.
Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base or the withdrawal base increased by any growth credit, no automatic step-up will occur. The withdrawal percentage (as indicated in the Rate Sheet Prospectus Supplement) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.
Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. Charges as a result of the automatic step-up feature will be reversed. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. You are not subject to fee increases for any Automatic Step-Up that you have opted out of. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is magnified if the policy value is less than the withdrawal base. See the “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical excess withdrawals in more detail.
Please Note: You retain all responsibility for monitoring excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or subsequent premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an assumed annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is the assumed withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)
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Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.
See the “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options available under the respective designated allocation groups that have been approved for the Retirement Income Choice® 1.6 Rider. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary) you can terminate this rider. Starting the next business day, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.
Please note:
•	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first business day after the fifth rider anniversary. You will be required to terminate the rider first. If you terminate the rider you will lose all of its benefits.
•	We can change a designated allocation group or eliminate a designated investment option at any time. If this occurs, then an owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.
Manual Resets. You can effectively “reset” the withdrawal base to the policy value using a manual process under which your current rider is terminated and a new rider is issued. You can only elect a reset during the 30 day periods following each successive fifth rider anniversary and if all other rider issue requirements are met. When the new rider is issued, the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. Your new rider will have a new rider date, new rider fee percentage (which may be higher than your current rider fee percentage), and its own terms and benefits (which may not be as advantageous as the current rider). The new rider date will be the date we receive all necessary information in good order. Please note that this “reset” procedure may be referred to as a “manual upgrade” in your policy rider and other materials.
Please note:
•	Manual resets, unlike automatic step-ups, occur only if you so elect during the 30 day window following each successive fifth rider anniversary.
•	Manual resets result in the purchase of a new rider whose terms may be more or less favorable than the current rider whereas automatic step-ups do not require termination of the existing rider and repurchase of a new rider (although fees may increase at the time of an automatic step-up).
•	Owners may decide to terminate an existing rider if it no longer meets their needs and then elect a new available rider that does.
Retirement Income Choice® 1.6 – Additional Options
You may elect the following options with this rider (the options are not mutually exclusive):
•	Death Benefit;
•	Joint Life; and
•	Income EnhancementSM.
There is an additional fee if you elect the Death Benefit and/or the Income EnhancementSM Benefit option(s) under the rider. If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower. Furthermore, if you elect the Joint Life option in combination with the Death Benefit and/or the Income EnhancementSM Benefit option(s), then the fee for each of those additional options will be different than under the Single Life option. See Retirement Income Choice® 1.6 Rider Fees. There may be different issue ages depending upon which options you elect. The rider fee will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us.
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Death Benefit. If you elect this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the death of the annuitant’s spouse if later). The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. The additional amount can be zero. See DEATH BENEFIT.
Rider Death Benefit. The rider death benefit on the rider date is the policy value. After the rider date, the rider death benefit is equal to:
•	the rider death benefit on the rider date; plus
•	subsequent premium payments; less
•	adjustments for withdrawals (as described under Rider Death Benefit Adjustments, below).
Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value), and possibly to zero. See “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.
Please note:
•	No additional death benefit is payable if the base policy death benefit (including the guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.
•	Excess withdrawals may eliminate the additional death benefit available with this rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.
•	Manual resets to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.
•	If an owner who is not the annuitant dies and the surviving spouse is eligible to and elects to continue the policy, then no additional amount is payable. If the policy is not continued, then the surviving owner (who is also the sole beneficiary) may elect to receive lifetime annuity payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value. See TAX INFORMATION – Tax Status of a Nonqualified Policy – Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
•	The additional death benefit adjustment differs from the adjusted partial withdrawal amount for the Guaranteed Minimum Death Benefits described in DEATH BENEFIT - Guaranteed Minimum Death Benefits. Accordingly, withdrawals may effect the additional death benefit differently than the Guaranteed Minimum Death Benefits.
The additional death benefit payment option may be referred to as “rider death benefit” on your policy statement and other documents.
Joint Life Benefit. If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION – Tax Status of a Nonqualified Policy – Distribution Requirements) If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.
Please note:
•	The withdrawal percentage for each “age at the time of first withdrawal” is lower if you elect this option.
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option. (Please see Spousal Continuation section for more detail regarding annuitant's spouse).
•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.
•	The rider death benefit is not payable until the death of the surviving spouse, if you elect this option.
•	You cannot elect a manual reset if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).
•	This option may not be permitted in the case of certain non-natural owners.
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Income EnhancementSM Option. If you elect this rider, you can also elect to have your withdrawal percentage increase to 150% of the non-income enhanced withdrawal percentage if either the annuitant (or the annuitant’s spouse if the joint life option is elected) is confined, due to a medical necessity in a hospital or nursing facility due to physical or cognitive ailments. Benefits from this option are not available unless the rider has been in effect for 12 months (the “waiting period”) and confinement must meet the elimination period of 180 days within the last 365 days. The elimination period and waiting period can, but do not need to, run concurrently.
Please note:
•	You cannot elect the Income EnhancementSM Option if the qualifying person or persons is/are already admitted to a hospital or already reside in a nursing facility.
•	Confinement must be prescribed by a physician based on the individual's inability to sustain themselves outside of a hospital or nursing facility due to physical or cognitive ailments.
•	The increase to the withdrawal percentage stops when the qualifying person or persons is/are no longer confined as described above.
•	The hospital and/or nursing facility must meet the criteria listed below to qualify for the benefit.
A Qualifying Hospital must meet the following criteria:
•	It is operated pursuant to the laws of the jurisdiction in which it is located;
•	It is operated primarily for the care and treatment of sick and injured persons on an inpatient basis;
•	It provides 24-hour nursing service by or under the supervision of registered graduate professional nurses;
•	It is supervised by a staff of one or more licensed physicians; and
•	It has medical, surgical and diagnostic facilities or access to such facilities.
A Qualifying Nursing Facility must meet the following criteria:
•	It is operated pursuant to the laws and regulations of the state in which it is located as a nursing facility or Alzheimer's disease facility;
•	It provides care performed or supervised by a registered graduate nurse;
•	It provides room and board accommodations;
•	Will provide 24-hour nursing services, 7 days a week by an on-site Registered Nurse and related services on a continuing inpatient basis;
•	It has a planned program of policies and procedures developed with the advice of, and periodically reviewed by, at least one physician; and
•	It maintains a clinical record of each patient.
A Qualifying Nursing Facility does not include:
•	Assisted living facilities or residential care facilities;
•	A place primarily for treatment of mental or nervous disorders, drug addiction or alcoholism;
•	A home for the aged, a rest home, community living center or a place that provides domestic, resident, retirement or educational care;
•	Personal care homes, personal care boarding homes, residential or domiciliary care homes;
•	A rehabilitation hospital or basic care facilities;
•	Adult foster care facilities, congregate care facilities, family and group living assisted living facilities; or
•	Other facilities similar to those described above.
We will require confirmation of confinement in a qualifying hospital or a qualifying nursing facility while benefit payouts are being received. Confirmation of that confinement will be attained and approved by completing our “Income EnhancementSM Election and Proof of Confinement Questionnaire” form. This form requires additional proof of confinement which may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us which may include information from third party or company interviews and/or visits of the facility. If it is determined that the qualifying individual was not confined in an eligible facility as defined above and has received payments under the Income EnhancementSM Option, those payments could be considered an excess withdrawal and have a negative effect on the rider values. If confinement ceases, you may re-qualify by satisfying another 180-day elimination period requirement.
Retirement Income Choice® 1.6 Fees
Retirement Income Choice® 1.6 Base Rider Fee. The base rider fee is calculated on the rider date and at the beginning of each rider quarter. The base rider fee will be adjusted for any premium additions, excess withdrawals, or transfers between designated investment groups. It will be deducted automatically from your policy value at the end of each rider quarter.
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Your rider fee may increase (or decrease) at the time of any automatic step-up. See Automatic Step-Up section. Your current rider fee will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the Edgar system at (File 33-33085).
On an annual basis, in general terms, the base rider fee is the applicable rider fee percentage times the withdrawal base.
The base quarterly fee is calculated by multiplying (A) by (B) divided by (C) multiplied by (D), where:
(A)	is the withdrawal base;
(B)	is the sum of each designated investment group's rider fee percentage multiplied by the applicable designated investment group's value;
(C)	is the total policy value; and
(D)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: Initial Premium = $100,000; Fund Allocations such that Group A = $50,000, Group B = $30,000, and Group C = $20,000; Withdrawal Base = $100,000; Policy Value = $100,000; Investment Group fee percentages of Group A = 1.45%, Group B = 1.10% and Group C = 0.70%; and 91 total days in the rider quarter.
Example 1: Calculation at rider issue for the first quarter fee. The rider fee is:
= 100,000 * [(50,000*0.0145) + (30,000*0.0110) + (20,000*0.0070)] / 100,000 * (91/365)
= 100,000 * (725 + 330 + 140) / 100,000 * (91/365)
= 100,000 * 1,195/100,000 * (91/365)
= 1,195 * (91/365)
= $297.93
We will assess a prorated rider fee upon full surrender of the policy or other termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.
Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of an automatic step-up. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us. Please contact your financial intermediary or call our Administrative Office to determine whether the Rate Sheet Prospectus Supplement has been amended. Each time an automatic step-up will result in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.
Please note regarding the base rider fee:
•	Because the base rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the base rider fee is a percentage of the withdrawal base, the amount of the base rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
•	If you make a transfer from one designated allocation group to another designated allocation group that has a higher rider fee percentage, then the resulting rider fee will be higher.
Base Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000, allocated such that Group A = $5,000, Group B = $3,000, and Group C = $2,000; and 30 remaining days in the rider quarter.
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Example 2: Calculation of the first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000 * [(5,000*0.0145) + (3,000*0.0110) + (2,000*0.0070)] / 10,000 * (30/365)
= 10,000 * (72.50 + 33 + 14) / 10,000 * (30/365)
= 10,000 * 119.50/10,000 * (30/365)
= 119.50 * (30/365)
= $9.82
Total fee assessed at end of first rider quarter (assuming no further fee adjustments):
= 297.93 + 9.82
= $307.75
Base Rider Fee Adjustment for Transfers. For transfers that you make between different designated investment options in different designated allocation groups on other than the first business day of a rider quarter, a rider fee adjustment will be applied. This adjustment is necessary because of differences in the rider fee percentages. The adjustment in the rider fee percentage will ensure that you are charged the correct overall rider fee for that quarter. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1, as well as a subsequent premium payment as in Example 2; Withdrawal Base = $110,000; Policy Value = $90,000; Fund Transfer from Group A = $5,000, into Group B = $3,000, and into Group C = $2,000; and 15 remaining days in the rider quarter.
Example 3: Calculation of the first quarter rider fee adjustment for a fund transfer. The fee adjustment is:
= 110,000 * [(-5,000*0.0145) + (3,000*0.0110) + (2,000*0.0070)] / 90,000 * (15/365)
= 110,000 * (-72.50 + 33 + 14) / 90,000 * (15/365)
= 110,000 * -25.50/90,000 * (15/365)
= -31.17 * (15/365)
= $-1.28
Total fee assessed at end of the first rider quarter (assuming no further rider fee adjustments):
= 307.75 - 1.28
= $306.47
Additional Option Fees. If you elect options with this rider, then you will be charged a fee for each option you elect that is in addition to the rider fee for the base benefit. Each additional fee is charged quarterly before annuitization and is a percentage of the withdrawal base on each rider anniversary.
We will also deduct all rider fees, including additional option fees, pro rata upon surrender of the policy or other termination of the rider.
Retirement Income Choice® 1.6 Rider Issue Requirements
We will not issue the Retirement Income Choice® 1.6 rider if:
•	the annuitant is 86 or older (lower if required by state law);
•	the annuitant is not an owner (except in the case of non-natural owners);
•	there are more than two owners; and
•	the joint life option is elected, and the annuitant’s spouse is 86 or older (lower if required by state law) and (1) is not a joint owner along with the annuitant or (2) is not the sole primary beneficiary (and there is no joint owner).
The use of joint life option may not be permitted in the case of certain non-natural owners.
Termination
The Retirement Income Choice® 1.6 rider and any additional options will terminate upon the earliest of the following:
•	the date we receive written notice from you requesting termination of the rider if such notice is received before midnight of the 30th calendar day after you receive the rider;
•	the date we receive written notice from you requesting termination or manual reset of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;
•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
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•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount (this option also guarantees that if the annuitant dies before the sum of all annuity payments equals the policy value, and rider benefit if elected, on the maximum annuity commencement date, the annuitant's beneficiary will receive a final payment equal to the difference). Please contact us for more information concerning your options.
The Retirement Income Choice® 1.6 rider and additional options may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options for electing a benefit, please contact your financial intermediary or our Administrative Office.
OTHER INFORMATION
State Variations
Oregon. The Retirement Income Choice® 1.6 rider will not terminate upon assignment or ownership changes.
Washington. The Retirement Income Choice® 1.6 designated funds excludes fixed account and does not allow funds to be allocated to the Dollar Cost Averaging fixed account. The Living Benefits Rider fee cannot be deducted from the fixed account.
Ownership
You, as owner of the policy, exercise all rights under the policy. You can generally change the owner at any time by notifying us in writing at our Administrative Office. If we do not have an originating signature or guaranteed signature on file or if the Company suspects fraud, we may require a notarized signature. There may be limitations on your ability to change the ownership of a qualified policy. An ownership change may be a taxable event.
Beneficiary
The beneficiary designation will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to the Company. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.). The Company will not be liable for any payment made before the written notice is received in our Administrative Office. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If, upon the death of the annuitant, there is a surviving owner(s), then the surviving owner(s) automatically takes the place of any beneficiary designation.
Right to Cancel Period
You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days after you receive the policy (for replacements the right cancel period is generally 30 days), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account. You bear the risk of any decline in policy value during the right to cancel period. However, if state law requires, we will refund your original premium payment(s), or surrender value, if greater. We will pay the refund within seven days after we receive in good order within the applicable period at our Administrative Office, written notice of cancellation and the returned policy. The policy will then be deemed void.
Assignment
You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment in good order at our Administrative Office and approve it. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be liable for any payment or other action we take in accordance with the policy before we approve the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.
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Termination for Low Value
If a partial surrender or fee (including an optional rider fee, administrative fee, or owner transaction fee) reduces your cash value below the minimum specified in your policy, we reserve the right to terminate your policy and send you a full distribution of your remaining cash value. All benefits associated with your annuity policy will be terminated. Federal law may impose restrictions on our right to terminate certain qualified policies. We do not currently anticipate exercising this right if you have certain optional benefits, however, we reserve the right to do so. For all other policies, including policies with certain other optional benefits, we intend to exercise this termination provision.
Sending Forms and Transaction Requests in Good Order
We cannot process your requests for transactions relating to the policy until they are received in good order. “Good order” means the actual receipt of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extent applicable to the transaction: your completed application; the policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Subaccounts affected by the requested transaction; the signatures of all owners (exactly as registered on the Policy) if necessary; Social Security Number or Taxpayer I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner's consents. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.
“Received” or receipt in good order generally means that everything necessary must be received by us, at our Administrative Office specified in the Glossary of Terms. We reserve the right to reject electronic transactions that do not meet our requirements.
Regulatory Modifications to Policy
We reserve the right to amend the policy or any riders attached thereto as necessary to comply with specific direction provided by state or federal regulators, through change of law, rule, regulation, bulletin, regulatory directives or agreements.
Certain Offers
From time to time, we have (and we may again) offered you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits.
When we make an offer, we may vary the offer amount, up or down, among the same group of policy owners based on certain criteria such as account value, the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of policy owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining policy owners in the same group.
If you accept an offer that requires you to terminate a guaranteed benefit and you retain your policy, we will no longer charge you for the benefit, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.
We may also make an offer to you to exchange an existing rider for a different rider.
Mixed and Shared Funding
The underlying fund portfolios may serve as investment vehicles for variable life insurance policies, variable annuity policies and retirement plans (“mixed funding”) and shares of the underlying fund portfolios also may be sold to separate accounts of other insurance companies (“shared funding”). While we currently do not foresee any disadvantages to owners and participants arising from either mixed or shared funding, it is possible that the interests of owners of various policies and/or participants in various plans for which the underlying fund portfolios serve as investments might at some time be in conflict. We and each underlying fund portfolio’s Board of Directors intend to monitor events in order to identify any material conflicts and to determine what action, if any, to take. Such action could include the sale of underlying fund portfolio shares by one or more of the separate accounts, which could have adverse consequences. Such action could also include a decision that separate funds should be established for variable life and variable annuity separate accounts. In such an event, we would bear the attendant expenses, but owners and plan participants would no longer
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have the economies of scale resulting from a larger combined fund. Please read the prospectuses for the underlying fund portfolios, which discuss the underlying fund portfolios’ risks regarding mixed and shared funding, as applicable. Please see Voting Rights section below for how shares held by the Company would be voted.
Exchanges and/or Reinstatements
You can generally exchange a nonqualified annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code or transfer qualified policies directly to another life insurance company as a “trustee-to-trustee transfer”. Before making an exchange or transfer, you should compare both annuities carefully. Remember that if you exchange or transfer another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity, and there may be a new surrender charge period under this annuity and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange or transfer another annuity for this one unless you determine, after knowing all the facts, that the exchange or transfer is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange, transfer or otherwise).
You may ask us to reinstate your policy after such an exchange, transfer or full or partial surrender and in certain limited circumstances we will allow you to do so by returning the same total dollar amount of funds distributed to the applicable investment options. The dollar amount will be used to purchase new accumulation units at the then current price. In the event any subaccount previously invested in is closed and we don’t receive additional instructions, funds will be reallocated to the remaining available investment options according to the investment allocation instructions you previously provided. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. Generally, unless you return the original company check, your annuity policy is nonqualified and a portion of the prior withdrawal was taxable, we are required to report the taxable amount from the distribution to the IRS even though the funds have been reinstated. The cost basis will be adjusted accordingly. The taxable amount will be reported on Form 1099-R which you will receive in January of the year following the distribution. We recommend that you consult a tax professional to explain the possible tax consequences of reinstatements.
Voting Rights
To the extent required by law, the Company will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and/or other individuals that have voting interests in the portfolios. We will send you and/or other individuals requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.
Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.
Abandoned or Unclaimed Property
Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity, life and other insurance policies) under various circumstances. In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information and identifying information for owners, insureds, annuitants, beneficiaries and other payees. Such updates should be communicated in a form and manner satisfactory to us.
Legal Proceedings
We, like other life insurance companies, are subject to regulatory and legal proceedings, including class action lawsuits, in the ordinary course of our business. Such legal and regulatory matters include proceedings specific to us and other proceedings generally applicable to business practices in the industry in which we operate. In some lawsuits and regulatory proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation or regulatory proceeding cannot be predicted with certainty, at the present time, we believe that there are no pending or threatened proceedings or lawsuits that are likely to have a material adverse impact on the separate account, on TCI's ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.
The Company was the subject of inquiries and remains under audits and market conduct examinations with a focus on the handling of unreported claims and abandoned property. The audits and related examination activity may result in additional payments to beneficiaries, escheatment of funds deemed abandoned, and administrative penalties. The Company previously implemented changes
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in the procedures for the identification of unreported claims and handling of escheatable property to comply with the terms of regulatory agreements and newly adopted laws and regulations. The Company does not believe that any regulatory actions or agreements that result from these audits and examinations will have a material adverse impact on our ability to meet our obligations.
Cyber Security
We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is potentially vulnerable to disruptions from utility outages and other problems, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service provides may adversely affect us and your policy value. For instance, cyber-attacks may: interfere with our processing of policy transactions, including the processing of orders from our website or with the underlying funds; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. There can be no assurance that we, the underlying funds or our service providers will avoid losses affecting your policy that result from cyber-attacks or information security breaches in the future.
For a complete description regarding Transamerica’s policies for its websites, including the Privacy Policy and Terms of Use for such websites, please visit: https://www.transamerica.com/individual/privacy-policy and https://www.transamerica.com/individual/terms-of-use.
Transamerica Life Insurance Company
Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company, Inc. It is engaged in the sale of life and health insurance and annuity policies. The Company is a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by Aegon N.V. of The Netherlands, the securities of which are publicly traded. Aegon N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. The Company is licensed in the District of Columbia, Guam, Puerto Rico, the U.S. Virgin Islands, and all states except New York.
All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of the Company. Accordingly, no financial institution, brokerage firm or insurance agency is responsible for the financial obligations of the Company arising under the policies.
Financial Condition of the Company
We pay benefits under your policy from our general account assets and/or from your policy value held in the separate account. It is important that you understand that payments of the benefits are not assured and depend upon certain factors discussed below.
Assets in the Separate Account. You assume all of the investment risk for your policy value that is allocated to the subaccounts of the separate account. Your policy value in those subaccounts constitutes a portion of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. You also may be permitted to make allocations to guaranteed period options of the fixed account, which are supported by the assets in our general account. Any guarantees under a policy that exceed policy value, such as those associated with any lifetime withdrawal benefit riders and any optional death benefits, are paid from our general account (and not the separate account). Therefore, any amounts that we may be obligated to pay under the policy in excess of policy value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the separate account, however, are also available to cover the liabilities of our general account, but only to the extent that the separate account assets exceed the separate account liabilities arising under the policies supported by it.
We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.
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As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligation we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. In addition, we hedge our investments in our general account, and may require purchasers of certain of the variable insurance products that we offer to allocate premium payments and policy value in accordance with specified investment requirements. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments. We may also experience liquidity risk if our general account assets cannot be readily converted into cash to meet obligations to our policy owners or to provide the collateral necessary to finance our business operations.
How to Obtain More Information. We encourage both existing and prospective policy owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Iowa Department of Insurance as well as the financial statements of the separate account—are located in the statement of Additional Information (SAI). For a free copy of the SAI, simply call or write us at the phone number or address of our Administrative Office referenced in this prospectus. In addition, the SAI is available on the SEC's website at http://www.sec.gov. Our financial strength ratings which reflect the opinions of leading independent rating agencies of our ability to meet our obligations to our policy owners are available on our website (https://www.transamerica.com/individual/what-we-do/about-us/financial-strength/), and the websites of these nationally recognized statistical ratings organizations – A.M. Best Company (www.ambest.com), Moody’s Investors Service (www.moodys.com), Standard & Poor’s Rating Services (www.standardandpoors.com) and Fitch, Inc. (www.fitchratings.com).
The Separate Account
The Company established a separate account, called Separate Account VA B, under the laws of the State of Iowa on January 19, 1990. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.
The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or the Company. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to the Company's other income, gains or losses.
The assets of the separate account are held in the Company's name on behalf of the separate account and belong to the Company. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business the Company may conduct. The separate account may include other subaccounts that are not available under these policies.
The Underlying Funds
At the time you purchase your policy, you may allocate your premium to subaccounts. These are subdivisions of our separate account, an account that keeps your policy assets separate from our company assets. The subaccounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your investment professional even though they may have similar investment strategies and the same portfolio managers. Each underlying fund portfolio has varying degrees of investment risk. Underlying fund portfolios are also subject to separate fees and expenses such as management fees and operating expenses. “Master-feeder” or “fund of funds” invest substantially all of their assets in other funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. Read the underlying fund portfolio prospectuses carefully before investing. We do not guarantee the investment results of any underlying fund portfolio. Certain underlying fund portfolios may not be available in all states and in all share classes. Please see “Appendix - Portfolios Associated with the Subaccounts” for additional information.
Other Transamerica Policies
We offer a variety of fixed and variable annuity policies. They may offer features, including investment options, and have fees and charges, that are different from those in the policy offered by this Prospectus. Not every policy we issue is offered through every financial intermediary. Some financial intermediaries may not offer and/or limit the offering of certain features or options, as well as
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limit the availability of the policies, based on issue age, or other criteria established by the financial intermediary. Upon request, your financial professional can show you information regarding other Transamerica annuity policies that he or she distributes. You can also contact us to find out more about the availability of any of the Transamerica annuity policies.
You should work with your financial professional to decide whether this policy is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.
Distribution of the Policies
Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (TCI), for the distribution and sale of the policies. We pay commissions to TCI which are passed through to selling firms. (See below). We also pay TCI an “override” that is a percentage of total commissions paid on sales of our policies which is not passed through to the selling firms and we may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies. TCI may market the policies through bank affiliated firms, national brokerage firms, regional and independent broker-dealers and independent financial planners.
We have discontinued new sales of the policies. You may, however, continue to make premium payments to fund your policy pursuant to its terms, and exercise all other rights and options under your policy - such as reallocating your policy value among investment options, making surrenders (full or partial), and making changes of ownership of your policy.
Compensation to Broker-Dealers Who Sold the Policies. The policies have been offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the policies. We pay ongoing commissions through TCI to the selling firms for their past sales of the policies.
The selling firms were paid commissions for the promotion and sale of the policies according to one or more schedules. The amount and timing of commissions varies depending on the selling agreement, but the maximum commission is 7.2% of premium payment (additional amounts may be paid as overrides to wholesalers).
To the extent permitted by Financial Industry Regulatory Authority (FINRA) rules, the Company and TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms and their sales representatives that may be based, in part on premiums paid after the initial premium. These arrangements are described further below.
The sales representative who sold you the policy may receive a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may continue to receive in connection with your policy. Also inquire about any ongoing compensation arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.
You should be aware that a selling firm or its sales representatives may have received different compensation or incentives for selling one product over another. In some cases, these differences may have created an incentive for the selling firm or its sales representatives to have recommended or sold this policy to you.
Special Compensation Paid to Affiliated Firms. We and/or our affiliates provide paid-in capital to TCI and pay the cost of TCI's operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. We and/or our affiliates also provide TCI with a percentage of total commissions paid on sales of our policies and provide TCI with capital payments that are not contingent on sales.
TCI's registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, payments, loans, loan forgiveness or loan guarantees.
Additional Compensation That We, TCI and/or Our Affiliates Pay to Selected Selling Firms. TCI, may continue to pay certain selling firms additional cash amounts in order to receive enhanced marketing services and increased access to their sales representatives. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ among selling firms.
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In addition, TCI paid selling firms other special fees based on new sales and/or assets under management. During 2016, TCI had paid such fees to at least 61 broker-dealers and other financial intermediaries. Some of the more significant entities were:
BBVA Securities, Inc. • Bruderman Brothers, LLC • Cambridge Investment Research, Inc. •  CCO Investments •  Centarus Financial, Inc. • Cetera Advisor Networks LLC • Cetera Advisors LLC • Cetera Financial Specialists LLC • Cetera Investment Services LLC •  CFD Investments, Inc • Commonwealth Financial Network • Edward D. Jones & Co., L.P.• Equity Services, Inc. • Fifth Third Securities, Inc. • First Allied Holdings, Inc. • FSC Securities Corporation •  Geneos Wealth Management, Inc. • Girard Securities, Inc. • Hantz Financial Services, Inc. • Invest Financial Corporation • Investacorp, Inc. • Investment Centers of America, Inc. • Investors Capital Holding, Inc. • James T. Borello & Co, • Janney Montgomery Scott, LLC • JP Turner & Company • Key Investment Services, Inc. • Legend Equities Corporation • Lincoln Financial Advisors Corporation • Lincoln Financial Securities Corporation • LPL Financial, LLC. • M&T Securities Product Management • Merrill Lynch, Pierce, Fenner & Smith Inc. • MetLife Securities, Inc. • Morgan Stanley Smith Barney, Inc. • Mutual of Omaha Inv. Serv. • National Planning Corporation • NFP Securities Inc. • Park Avenue Securities, LLC • Raymond James & Associates, Inc. • Raymond James Financial Services, Inc. • Royal Alliance Associates, Inc. • SagePoint Financial, Inc. • Santander Securities LLC • Securian Financial Services, Inc. • Securities America, Inc. •  Sigma Financial Corporation • Signator Investors, Inc. • SII Investments, Inc. • Summit Financial Service Group, Inc. • SunTrust Investment Services • The Huntington Investment Company • Transamerica Financial Advisors, Inc. • UBS Financial Services • US Bancorp Investments, Inc. • VOYA Financial Partners, LLC • VSR Financial Services, Inc. • Wells Fargo Advisors Financial Network, LLC • Wells Fargo Advisors, LLC • Wells Fargo Investments LLC • Woodbury Financial
For the calendar year ended December 31, 2016 TCI paid approximately $25,000,000 to various brokers and other financial intermediaries in connection with revenue sharing arrangements.
No specific charge is assessed directly to owners or the separate account to cover commissions, non-cash compensation, and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the policy and other corporate revenue.
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
Glossary of Terms
The Policy - General Provisions
Certain Federal Income Tax Consequences
Investment Experience
Performance
Historical Performance Data
Published Ratings
State Regulation of Transamerica Life Insurance Company
Administration
Records and Reports
Distribution of the Policies
Voting Rights
Other Products
Custody of Assets
Independent Registered Public Accounting Firm
Other Information
Financial Statements
Financial Statements for Merrill Lynch
Appendix - Condensed Financial Information
Appendix - Merrill Lynch Condensed Financial Information
Appendix - Huntington Condensed Financial Information
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APPENDIX
UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS
The following is a list of current underlying fund portfolios available under the policy, which are subject to change as discussed in this Prospectus. Please Note: The Company reserves the right to change investment choices made by purchasers of the Living Benefits Rider and Retirement Income Choice® 1.2 Rider (if the Open Allocation option is elected) as we deem necessary to support the guarantees under these riders.
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
AB VARIABLE PRODUCTS SERIES FUND, INC.
AB Balanced Wealth Strategy Portfolio - Class B	AB Balanced Wealth Strategy Portfolio - Class B	AllianceBernstein L.P.
Investment Objective: Maximize total return consistent with the Adviser's determination of reasonable risk.
AB Growth and Income Portfolio – Class B	AB Growth and Income Portfolio – Class B	AllianceBernstein L.P.
Investment Objective: Long-term growth of capital.
AMERICAN FUNDS INSURANCE SERIES® TRUST
American Funds - Asset Allocation FundSM - Class 2	American Funds - Asset Allocation FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: High total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds - Bond FundSM - Class 2	American Funds - Bond FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: To provide as high a level of current income as is consistent with the preservation of capital.
American Funds - Growth FundSM - Class 2	American Funds - Growth FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: Growth of capital.
American Funds - Growth-Income FundSM - Class 2	American Funds - Growth-Income FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: Long-term growth of capital and income.
American Funds - International FundSM - Class 2	American Funds - International FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: Long-term growth of capital.
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND
Fidelity ® VIP Balanced Portfolio - Service Class 2	Fidelity ® VIP Balanced Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks income and capital growth consistent with reasonable risk.
Fidelity ® VIP Contrafund® Portfolio – Service Class 2	Fidelity ® VIP Contrafund® Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Long term capital appreciation.
Fidelity ® VIP Mid Cap Portfolio – Service Class 2	Fidelity ® VIP Mid Cap Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Long-term growth of capital.
Fidelity ® VIP Value Strategies Portfolio – Service Class 2	Fidelity ® VIP Value Strategies Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Capital appreciation.
STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.
State Street Total Return V.I.S. Fund - Class 3	State Street Total Return V.I.S. Fund - Class 3	SSGA Funds Management, Inc.
Investment Objective: Seeks the highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.
TRANSAMERICA SERIES TRUST*(2)
TA AB Dynamic Allocation - Service Class	Transamerica AB Dynamic Allocation VP - Service Class	Alliance Bernstein L.P.
Investment Objective: Capital appreciation and current income.
TA Aegon Government Money Market - Service Class(3)	Transamerica Aegon Government Money Market VP – Service Class(3)	Aegon USA Investment Management, LLC
Investment Objective: Maximum current income from money market securities consistent with liquidity and preservation of capital.
TA Aegon High Yield Bond - Service Class	Transamerica Aegon High Yield Bond VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: High level of current income by investing in high-yield debt securities.
TA Aegon U.S. Government Securities - Service Class	Transamerica Aegon U.S. Government Securities VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: High level of total return as is consistent with prudent investment strategies.
TA American Funds Managed Risk - Balanced - Service Class	Transamerica American Funds Managed Risk VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
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UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TA Asset Allocation - Conservative - Service Class	Transamerica Asset Allocation - Conservative VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Current income and preservation of capital.
TA Asset Allocation - Growth - Service Class	Transamerica Asset Allocation - Growth VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Long-term capital appreciation.
TA Asset Allocation - Moderate Growth - Service Class	Transamerica Asset Allocation - Moderate Growth VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Capital appreciation with current income as a secondary objective.
TA Asset Allocation - Moderate - Service Class	Transamerica Asset Allocation - Moderate VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Capital appreciation and current income.
TA Barrow Hanley Dividend Focused - Service Class	Transamerica Barrow Hanley Dividend Focused VP – Service Class	Barrow, Hanley, Mewhinney, & Strauss, LLC
Investment Objective: Long-term capital growth.
TA BlackRock Equity Smart Beta 100 - Service Class	Transamerica BlackRock Equity Smart Beta 100 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation.
TA BlackRock Global Allocation - Service Class	Transamerica BlackRock Global Allocation VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: High total investment return. Total investment return is the combination of capital appreciation and investment income.
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Balanced VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide capital appreciation and income while seeking to manage volatility.
TA BlackRock Global Allocation Managed Risk - Growth - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Growth VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide capital appreciation and income while seeking to manage volatility.
TA BlackRock Smart Beta 50 - Service Class	Transamerica BlackRock Smart Beta 50 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation and capital preservation.
TA BlackRock Smart Beta 75 - Service Class	Transamerica BlackRock Smart Beta 75 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation with capital preservation as a secondary objective.
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class	BlackRock Financial Management, Inc.
Investment Objective: Capital appreciation with current income as secondary objective.
TA Clarion Global Real Estate Securities - Service Class	Transamerica Clarion Global Real Estate Securities VP – Service Class	CBRE Clarion Securities, LLC
Investment Objective: Long-term total return from investments primarily in equity securities of real estate companies. Total return consists of realized and unrealized capital gains and losses plus income.
TA International Equity Index - Service Class(4)	Transamerica International Equity Index VP - Service Class(4)	SSGA Funds Management, Inc.(4)
Investment Objective: Seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada.
TA International Moderate Growth - Service Class	Transamerica International Moderate Growth VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Capital appreciation with current income as a secondary objective.
TA JPMorgan Core Bond - Service Class	Transamerica JPMorgan Core Bond VP - Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Total return, consisting of current income and capital appreciation.
TA JPMorgan Enhanced Index - Service Class	Transamerica JPMorgan Enhanced Index VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Earn a total return modestly in excess of the total return performance of the Standard & Poor's 500 Index (including the reinvestment of dividends) while maintaining a volatility of return similar to the S&P 500 Index.
TA JPMorgan Mid Cap Value - Service Class	Transamerica JPMorgan Mid Cap Value VP–Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Growth from capital appreciation.
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UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TA JPMorgan Tactical Allocation - Service Class	Transamerica JPMorgan Tactical Allocation VP - Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Current income and preservation of capital.
TA Janus Balanced - Service Class	Transamerica Janus Balanced VP–Service Class	Janus Capital Management LLC
Investment Objective: Long-term capital growth, consistent with preservation of capital and balanced by current income.
TA Janus Mid-Cap Growth - Service Class	Transamerica Janus Mid-Cap Growth VP – Service Class	Janus Capital Management LLC
Investment Objective: Capital appreciation.
TA Jennison Growth - Service Class	Transamerica Jennison Growth VP– Service Class	Jennison Associates LLC
Investment Objective: Long-term growth of capital.
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class	QS Investors, LLC
Investment Objective: Seeks capital appreciation and income.
TA Legg Mason Dynamic Allocation - Growth - Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP - Service Class	QS Investors, LLC
Investment Objective: Seeks capital appreciation and income.
TA Madison Diversified Income - Service Class(5)	Transamerica Madison Diversified Income VP - Service Class(5)	Madison Asset Management. LLC(5)
Investment Objective: High total return through the combination of income and capital appreciation.
TA MFS International Equity - Service Class	Transamerica MFS International Equity VP – Service Class	MFS ® Investment Management
Investment Objective: Capital growth.
TA Managed Risk - Balanced ETF - Service Class	Transamerica Managed Risk - Balanced ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Balance capital appreciation and income.
TA Managed Risk - Conservative ETF - Service Class	Transamerica Managed Risk - Conservative ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Current income and preservation of capital.
TA Managed Risk - Growth ETF - Service Class	Transamerica Managed Risk - Growth ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Capital appreciation as a primary objective and income as a secondary objective.
TA Market Participation Strategy - Service Class	Transamerica Market Participation Strategy VP - Service Class	Quantitative Management Associates LLC
Investment Objective: Seeks capital appreciation.
TA Morgan Stanley Capital Growth - Service Class	Transamerica Morgan Stanley Capital Growth VP – Service Class	Morgan Stanley Investment Management Inc.
Investment Objective: Maximize long-term growth.
TA Multi-Managed Balanced - Service Class	Transamerica Multi-Managed Balanced VP – Service Class	J.P. Morgan Investment Management Inc. and Aegon USA Investment Management, LLC
Investment Objective: High total investment return through investments in a broadly diversified portfolio of stock, bonds and money market instruments.
TA PIMCO Tactical - Balanced - Service Class	Transamerica PIMCO Tactical–Balanced VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks a combination of capital appreciation and income.
TA PIMCO Tactical - Conservative - Service Class	Transamerica PIMCO Tactical–Conservative VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks a combination of capital appreciation and income.
TA PIMCO Tactical - Growth - Service Class	Transamerica PIMCO Tactical–Growth VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks a combination of capital appreciation and income.
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class	Pacific Investment Management Company LLC
Investment Objective: Maximum total return consistent with preservation of capital and prudent investment management.
TA PineBridge Inflation Opportunities- Service Class	Transamerica PineBridge Inflation Opportunities VP - Service Class	PineBridge Investments LLC
Investment Objective: Maximum real return consistent with preservation of real capital and prudent investment management.
TA QS Investors Active Asset Allocation - Conservative - Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP - Service Class	QS Investors, LLC
Investment Objective: Current income and preservation of capital.
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UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP - Service Class	QS Investors, LLC
Investment Objective: Capital appreciation with current income as secondary objective.
TA QS Investors Active Asset Allocation - Moderate - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP - Service Class	QS Investors, LLC
Investment Objective: Capital appreciation and current income.
TA Small Mid Cap Value - Service Class	Transamerica Small/Mid Cap Value VP – Service Class	Systematic Financial Management L.P. & Thompson, Siegel & Walmsley LLC
Investment Objective: Maximize total return.
TA T. Rowe Price Small Cap - Service Class	Transamerica T. Rowe Price Small Cap VP – Service Class	T. Rowe Price Associates, Inc.
Investment Objective: Long-term growth of capital by investing primarily in common stocks of small growth companies.
TA Torray Concentrated Growth - Service Class	Transamerica Torray Concentrated Growth VP – Service Class	Torray, LLC
Investment Objective: High total return.
TA TS&W International Equity - Service Class	Transamerica TS&W International Equity VP – Service Class	Thompson, Siegel & Walmsley LLC
Investment Objective: Seeks maximum long-term total return, consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of primarily non-U.S. issuers.
TA U.S. Equity Index - Service Class(6)	Transamerica U.S. Equity Index VP - Service Class(6)	SSGA Funds Management, Inc.(6)
Investment Objective: Seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.
TA WMC US Growth - Service Class	Transamerica WMC US Growth VP – Service Class	Wellington Management Company, LLP
Investment Objective: Maximize long-term growth.
(1)	Some subaccounts may be available for certain policies and may not be available for all policies. You should work with your registered representative to decide which subaccount(s) may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objective, investment goals, time horizons, and risk tolerance.
(2)	Transamerica Series Trust - Service Class - As of May 1, 2003, new policyholders may only invest in the Service Class subaccounts. The Initial Class subaccounts are only available to policyholders that purchased the policy before May 1, 2003.
(3)	There can be no assurance that the Transamerica Aegon Government Money Market VP - Service Class portfolio will be able to maintain a stable net asset value per share during extended periods of low interest rates, and partly as a result of policy charges, the yield on the TA Aegon Government Money Market - Service Class subaccount may become extremely low and possibly negative.
(4)	Effective on or about May 1, 2017, Transamerica International Equity Index VP subadvised by SSGA Funds Management, Inc. will be added.
(5)	This subaccount will become available on or about June 1, 2017.
(6)	Effective on or about May 1, 2017, Transamerica International Equity Index VP subadvised by SSGA Funds Management, Inc. will be added.
* All underlying fund portfolios in the Transamerica Series Trust are advised by Transamerica Asset Management. The entities listed are the subadvisers unless otherwise indicated.
Certain subaccounts may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any subaccount at any time. In some cases, a subaccount not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a subaccount, please contact your financial intermediary or our Administrative Office.
84

CLOSED INVESTMENT OPTIONS:
The following subaccounts are only available to owners that held an investment in those subaccounts on May 1, 2002. However, if any such owner surrenders all of his or her money from these subaccounts after May 1, 2002, that owner may not reinvest in those subaccounts.
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	Fidelity VIP Growth Opportunities Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Capital growth.
JANUS ASPEN SERIES
Janus Aspen - Perkins Mid Cap Value Portfolio - Service Shares	Janus Aspen - Perkins Mid Cap Value Portfolio - Service Shares	Janus Capital Management LLC
Investment Objective: Capital appreciation.
The following subaccount is only available to owners that held an investment in this subaccount on July 1, 2002. However, if any such owner surrenders all of his or her money from this subaccount after July 1, 2002, that owner may not reinvest in this subaccount.
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TRANSAMERICA SERIES TRUST
TA Small/Mid Cap Value - Initial Class	Transamerica Small/Mid Cap Value VP - Initial Class	Systematic Financial Management L.P. & Thompson, Siegel & Walmsley LLC
Investment Objective: Maximize total return.
The following subaccounts are only available to owners that held an investment in these subaccounts on December 12, 2011. However, if any such owner surrenders all of his or her money from these subaccounts after December 12, 2011, that owner may not reinvest in those subaccounts.
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
Invesco V.I. Value Opportunities Fund – Series II Shares	Invesco V.I. Value Opportunities Fund – Series II Shares	Invesco Advisers, Inc.
Investment Objective: Long-term growth of capital.
Invesco V.I. American Franchise Fund – Series II Shares	Invesco V.I. American Franchise Fund – Series II Shares	Invesco Advisers, Inc.
Investment Objective: Long-term growth of capital.
AB VARIABLE PRODUCTS SERIES FUND, INC.
AB Large Cap Growth Portfolio – Class B	AB Large Cap Growth Portfolio – Class B	AllianceBernstein L.P.
Investment Objective: Long-term growth of capital.
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Equity-Income Portfolio – Service Class 2	Fidelity VIP Equity-Income Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Reasonable income with a potential for capital appreciation.
Fidelity VIP Growth Portfolio – Service Class 2	Fidelity VIP Growth Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Capital appreciation.
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Mutual Shares VIP Fund - Class 2	Franklin Mutual Shares VIP Fund - Class 2	Franklin Mutual Advisers, LLC
Investment Objective: Capital appreciation with income as secondary goal.
JANUS ASPEN SERIES
Janus Aspen – Enterprise Portfolio – Service Shares	Janus Aspen – Enterprise Portfolio – Service Shares	Janus Capital Management LLC
Investment Objective: Long-term growth of capital.
Janus Aspen – Global Research Portfolio – Service Shares	Janus Aspen – Global Research Portfolio – Service Shares	Janus Capital Management LLC
Investment Objective: Long-term growth of capital.
MFS ® VARIABLE INSURANCE TRUST
MFS ® Total Return Series – Service Class	MFS ® Total Return Series – Service Class	MFS ® Investment Management
Investment Objective: Total Return.
85

Effective open of business on September 17, 2012, the following subaccounts are closed to new investments.
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Income VIP Fund - Class 2	Franklin Income VIP Fund - Class 2	Franklin Advisers, Inc.
Investment Objective: Maximize income while maintaining prospects for capital appreciation.
Templeton Foreign VIP Fund - Class 2	Templeton Foreign VIP Fund - Class 2	Templeton Investment Counsel LLC
Investment Objective: Long term capital growth.
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Founding Funds Allocation VIP Fund - Class 4	Franklin Founding Funds Allocation VIP Fund - Class 4	Franklin Templeton Services, LLC
Investment Objective: Capital appreciation with a secondary goal of income.
MFS ® VARIABLE INSURANCE TRUST
MFS ® New Discovery Series – Service Class	MFS ® New Discovery Series – Service Class	MFS ® Investment Management
Investment Objective: Capital appreciation.
86

APPENDIX
Designated Investment Options
The table below identifies the Designated Investment Options available for use with the Guaranteed Minimum Death Benefits and our Guaranteed Lifetime Withdrawal Benefits.
	Double Enhanced Death Benefit(1)	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider Designated Allocation Groups
Funds		Before 12/12/11	12/12/11 to 11/9/14	11/10/14 and After	A	B	C
AB Balanced Wealth Strategy Portfolio - Class B(3)	√				√
American Funds - Asset Allocation FundSM - Class 2	√
American Funds - Bond FundSM - Class 2	√	√	√	√			√
Fidelity ® VIP Balanced Portfolio - Service Class 2	√
State Street Total Return V.I.S. Fund - Class 3(3)	√				√
TA AB Dynamic Allocation - Service Class	√	√					√
TA Aegon Government Money Market - Service Class	√	√	√	√			√
TA Aegon U.S. Government Securities - Service Class	√	√	√	√			√
TA American Funds Managed Risk - Balanced - Service Class(2)		√	√			√
TA Asset Allocation - Conservative - Service Class(2)	√	√	√	√			√
TA Asset Allocation - Moderate Growth - Service Class(2)	√				√
TA Asset Allocation - Moderate - Service Class(2)	√	√	√			√
TA BlackRock Equity Smart Beta 100 - Service Class
TA BlackRock Global Allocation - Service Class					√
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(2)	√	√	√			√
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(2)	√				√
TA BlackRock Smart Beta 50 - Service Class					√
TA BlackRock Smart Beta 75 - Service Class
TA BlackRock Tactical Allocation - Service Class(2)						√
TA International Equity Index - Service Class	√
TA International Moderate Growth - Service Class(2)	√				√
TA JPMorgan Core Bond - Service Class		√	√	√			√
TA JPMorgan Tactical Allocation - Service Class		√	√	√			√
TA Janus Balanced - Service Class					√
TA Legg Mason Dynamic Allocation - Balanced - Service Class(2)		√	√	√		√
TA Legg Mason Dynamic Allocation - Growth - Service Class(2)					√
TA Madison Diversified Income - Service Class(3)(4)				√		√
TA Market Participation Strategy - Service Class			√			√
TA Managed Risk - Balanced ETF - Service Class(2)	√	√	√	√		√
TA Managed Risk - Conservative ETF - Service Class(2)	√	√	√	√			√
TA Managed Risk - Growth ETF - Service Class(2)	√				√
TA Multi-Managed Balanced - Service Class	√				√
TA PIMCO Tactical - Balanced - Service Class(2)			√			√
TA PIMCO Tactical - Conservative - Service Class(2)			√	√			√
TA PIMCO Tactical - Growth - Service Class(2)					√
87

Designated Investment Options — (Continued)
	Double Enhanced Death Benefit(1)	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider Designated Allocation Groups
Funds		Before 12/12/11	12/12/11 to 11/9/14	11/10/14 and After	A	B	C
TA PIMCO Total Return - Service Class	√	√	√	√			√
TA PineBridge Inflation Opportunities- Service Class		√	√	√			√
TA QS Investors Active Asset Allocation - Conservative - Service Class(2)	√	√	√	√			√
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(2)					√
TA QS Investors Active Asset Allocation - Moderate - Service Class(2)(4)		√	√	√		√
TA U.S. Equity Index - Service Class	√
Fixed Account	√	√	√	√			√
(1)	The Double Enhanced Death Benefit is no longer available on new policies.
(2)	This subaccount invests in an underlying fund that utilized a volatility management strategy as part of its investment objective and/or principal investment strategy. See “Investment Restrictions” earlier in the prospectus for information on how volatility management strategies may impact your policy value in certain optional riders.
(3)	This subaccount will be available as a designated fund for the Retirement Income Choice® 1.6 rider on or about June 1, 2017.
(4)	This subaccount will be available as a designated fund for the Retirement Income Max® rider on or about June 1, 2017.
Certain designated investment options may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any designated investment option at any time. In some cases, a designated investment option not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a designated investment option, please contact your financial intermediary or our Administrative Office.
88

APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses (including any applicable fund facilitation fees) available on December 31, 2016. Should the total separate account expense applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by contacting us at:
Calling:	(800) 525-6205
Writing:	Transamerica Life Insurance Company 4333 Edgewood Road NE Cedar Rapids, IA 52499-0001

Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.603220 $1.624695 $1.557048 $1.374618 $1.244742 $1.317934 $1.226543 $1.011675 $1.000000	$1.631346 $1.603220 $1.624695 $1.557048 $1.374618 $1.244742 $1.317934 $1.226543 $1.011675	0.000 0.000 0.000 0.000 46,933.885 47,193.448 49,674.121 52,674.226 0.000
American Funds - Asset Allocation FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.497861 $1.517820 $1.479727 $1.229207 $1.087157 $1.102698 $1.007062 $0.989756	$1.595065 $1.497861 $1.517820 $1.479727 $1.229207 $1.087157 $1.102698 $1.007062	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.036969 $1.062583 $1.037063 $1.089096 $1.062133 $1.028491 $0.992791 $1.000877	$1.039007 $1.036969 $1.062583 $1.037063 $1.089096 $1.062133 $1.028491 $0.992791	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.322667 $1.350208 $1.257323 $1.079898 $0.963674 $1.026512 $0.893065 $0.661459 $1.000000	$1.381228 $1.322667 $1.350208 $1.257323 $1.079898 $0.963674 $1.026512 $0.893065 $0.661459	0.000 0.000 0.000 0.000 22,964.379 23,101.307 23,905.985 52,520.293 0.000
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount Inception Date November 10, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.598704 $1.749442 $1.746875 $1.449117 $1.291113 $1.347141 $1.253768 $0.989022 $1.000000	$1.759660 $1.598704 $1.749442 $1.746875 $1.449117 $1.291113 $1.347141 $1.253768 $0.989022	0.000 0.000 0.000 0.000 84,912.448 88,557.826 92,509.807 121,575.675 0.000
89

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
State Street Total Return V.I.S. Fund - Class 3(2)(4) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.211583 $1.260621 $1.231551 $1.102725 $1.008535 $1.068314 $1.002704 $0.988788	$1.252159 $1.211583 $1.260621 $1.231551 $1.102725 $1.008535 $1.068314 $1.002704	0.000 0.000 0.000 0.000 6,717.500 6,762.180 6,807.003 0.000
TA AB Dynamic Allocation - Service Class Subaccount Inception Date August 16, 2010	2016 2015 2014 2013 2012 2011 2010	$1.117341 $1.149531 $1.117818 $1.071415 $1.037662 $1.045621 $1.000000	$1.112394 $1.117341 $1.149531 $1.117818 $1.071415 $1.037662 $1.045621	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon Government Money Market - Service Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008	$0.841237 $0.861814 $0.882873 $0.904471 $0.926704 $0.949305 $0.972509 $0.996216 $1.000000	$0.821228 $0.841237 $0.861814 $0.882873 $0.904471 $0.926704 $0.949305 $0.972509 $0.996216	0.000 0.000 0.000 0.000 11,071.970 11,133.207 11,718.410 205,776.524 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 13, 1994	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.075090 $1.103373 $1.082543 $1.137353 $1.111300 $1.061135 $1.043081 $1.025589 $1.000000	$1.050915 $1.075090 $1.103373 $1.082543 $1.137353 $1.111300 $1.061135 $1.043081 $1.025589	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2016 2015	$9.464876 $9.999337	$9.831422 $9.464876	0.000 0.000
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.081636 $1.132431 $1.138005 $1.068724 $1.021542 $1.022413 $0.963561 $0.790338 $1.000000	$1.101287 $1.081636 $1.132431 $1.138005 $1.068724 $1.021542 $1.022413 $0.963561 $0.790338	0.000 0.000 0.000 0.000 46,164.191 526,446.810 531,893.499 531,590.170 104,680.989
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.108857 $1.165397 $1.165433 $1.002978 $0.931090 $0.976071 $0.889620 $0.712762 $1.000000	$1.150080 $1.108857 $1.165397 $1.165433 $1.002978 $0.931090 $0.976071 $0.889620 $0.712762	0.000 0.000 0.000 0.000 413,859.639 1,013,995.665 1,160,664.773 790,528.677 389,732.455
90

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.107212 $1.163152 $1.161350 $1.050752 $0.986736 $1.007920 $0.937563 $0.761131 $1.000000	$1.137604 $1.107212 $1.163152 $1.161350 $1.050752 $0.986736 $1.007920 $0.937563 $0.761131	0.000 0.000 0.000 0.000 9,027.685 426,857.029 478,251.510 777,986.243 759,633.983
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998016	$10.390986	0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2016 2015 2014	$9.327076 $9.894477 $9.998010	$9.138409 $9.327076 $9.894477	0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10, 2014	2016 2015 2014	$9.132530 $9.854616 $9.998010	$8.897856 $9.132530 $9.854616	0.000 0.000 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998016	$10.076941	0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998016	$10.145639	0.000
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2016 2015 2014 2013 2012 2011 2010 2009 2008	$0.933804 $0.975070 $1.006905 $0.917245 $0.835545 $0.925739 $0.860297 $0.681505 $1.000000	$0.921342 $0.933804 $0.975070 $1.006905 $0.917245 $0.835545 $0.925739 $0.860297 $0.681505	0.000 0.000 0.000 0.000 17,010.561 17,104.639 18,003.731 19,091.078 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.113780 $1.161630 $1.138317 $1.046565 $0.989269 $0.998799 $0.924430 $0.812728 $1.000000	$1.128008 $1.113780 $1.161630 $1.138317 $1.046565 $0.989269 $0.998799 $0.924430 $0.812728	0.000 0.000 0.000 0.000 0.000 421,016.513 423,344.915 455,585.217 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.165878 $1.202718 $1.170812 $1.116124 $1.072630 $1.065040 $0.997153 $0.999934	$1.184458 $1.165878 $1.202718 $1.170812 $1.116124 $1.072630 $1.065040 $0.997153	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.107530 $1.176003 $1.158801 $0.999482 $0.918034 $0.951266 $0.862408 $0.717267 $1.000000	$1.131591 $1.107530 $1.176003 $1.158801 $0.999482 $0.918034 $0.951266 $0.862408 $0.717267	0.000 0.000 0.000 0.000 1,355,737.959 463,518.460 464,384.753 448,930.578 0.000
91

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.457094 $1.493741 $1.384948 $1.204937 $1.098433 $1.084596 $0.896936 $0.729646 $1.000000	$1.530966 $1.457094 $1.493741 $1.384948 $1.204937 $1.098433 $1.084596 $0.896936 $0.729646	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.106997 $1.128280 $1.107861 $1.167289 $1.114428 $1.077556 $1.032354 $0.913723 $1.000000	$1.107340 $1.106997 $1.128280 $1.107861 $1.167289 $1.114428 $1.077556 $1.032354 $0.913723	0.000 0.000 0.000 0.000 317,212.857 328,287.611 258,699.142 101,995.049 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date December 9, 2011	2016 2015 2014 2013 2012 2011	$1.054634 $1.106600 $1.094258 $1.047037 $1.004699 $1.000000	$1.056735 $1.054634 $1.106600 $1.094258 $1.047037 $1.004699	0.000 0.000 0.000 0.000 0.000 0.000

Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Growth and Income Portfolio – Class B Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.705914 $1.702946 $1.577669 $1.186830 $1.024988 $0.978382 $0.878204 $0.738833 $1.261449 $1.218097	$1.871437 $1.705914 $1.702946 $1.577669 $1.186830 $1.024988 $0.978382 $0.878204 $0.738833 $1.261449	1,821,895.016 2,130,884.029 3,062,432.261 3,282,853.098 3,132,005.311 3,245,096.115 3,684,679.822 4,603,028.921 5,407,181.083 6,409,585.889
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.517153 $1.385704 $1.232456 $0.910853 $0.790303 $0.831363 $0.766396 $0.565961 $0.952272 $0.952275	$1.533753 $1.517153 $1.385704 $1.232456 $0.910853 $0.790303 $0.831363 $0.766396 $0.565961 $0.952272	514,254.540 563,874.416 741,479.067 784,504.887 867,482.395 1,026,076.563 1,323,526.990 1,601,860.798 1,994,600.263 2,646,196.524
Fidelity ® VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.437036 $2.457291 $2.228311 $1.722877 $1.502076 $1.564362 $1.354615 $1.012451 $1.788832 $1.544135	$2.593097 $2.437036 $2.457291 $2.228311 $1.722877 $1.502076 $1.564362 $1.354615 $1.012451 $1.788832	2,337,798.691 2,555,371.437 3,558,470.008 4,035,728.449 3,940,964.007 4,334,157.245 5,237,823.042 6,017,677.711 6,724,110.989 7,587,193.743
92

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.616787 $1.709454 $1.595530 $1.263782 $1.093210 $1.099640 $0.968848 $0.755259 $1.337242 $1.337042	$1.879677 $1.616787 $1.709454 $1.595530 $1.263782 $1.093210 $1.099640 $0.968848 $0.755259 $1.337242	513,280.482 583,820.799 906,580.525 1,187,062.981 1,394,513.361 1,745,547.555 2,076,464.423 2,473,212.069 2,976,039.412 3,794,507.268
Fidelity VIP Growth Opportunities Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.848627 $1.776795 $1.607000 $1.182989 $1.003873 $0.996764 $0.817352 $0.568927 $1.284076 $1.057895	$1.827021 $1.848627 $1.776795 $1.607000 $1.182989 $1.003873 $0.996764 $0.817352 $0.568927 $1.284076	92,061.594 106,707.899 125,915.900 144,552.046 178,376.922 192,081.364 247,592.928 277,453.762 416,758.974 469,443.284
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.526754 $1.446003 $1.318845 $0.981851 $0.869018 $0.880152 $0.719468 $0.569269 $1.093944 $0.874541	$1.516252 $1.526754 $1.446003 $1.318845 $0.981851 $0.869018 $0.880152 $0.719468 $0.569269 $1.093944	702,360.560 801,137.027 1,113,633.577 1,252,360.563 1,507,300.770 2,094,438.697 2,248,242.558 2,186,092.760 2,476,344.383 2,642,246.891
Fidelity ® VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$3.222550 $3.316852 $3.167276 $2.360244 $2.086107 $2.369263 $1.865781 $1.351755 $2.266360 $1.989658	$3.562366 $3.222550 $3.316852 $3.167276 $2.360244 $2.086107 $2.369263 $1.865781 $1.351755 $2.266360	1,356,422.693 1,668,195.142 2,358,356.382 2,836,601.484 2,889,672.287 3,912,415.682 4,975,285.834 5,354,900.713 6,099,947.258 7,300,277.425
Fidelity ® VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.147514 $2.246013 $2.135026 $1.660490 $1.323223 $1.472847 $1.180361 $0.760482 $1.580730 $1.517999	$2.317730 $2.147514 $2.246013 $2.135026 $1.660490 $1.323223 $1.472847 $1.180361 $0.760482 $1.580730	607,796.918 988,787.690 1,231,808.019 1,338,281.609 1,288,931.146 1,409,051.847 1,600,219.581 1,568,415.562 1,812,943.766 2,225,317.908
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.207682 $1.315580 $1.273260 $1.131434 $1.016968 $1.005682 $0.903723 $0.674813 $0.971353 $1.000000	$1.360078 $1.207682 $1.315580 $1.273260 $1.131434 $1.016968 $1.005682 $0.903723 $0.674813 $0.971353	415,929.003 455,369.541 788,777.324 916,596.332 1,239,436.961 1,428,336.891 877,267.691 605,023.639 276,995.967 61,689.050
93

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.137625 $1.211658 $1.145233 $0.904048 $0.801269 $0.819803 $0.746489 $0.599635 $0.965403 $1.000000	$1.304040 $1.137625 $1.211658 $1.145233 $0.904048 $0.801269 $0.819803 $0.746489 $0.599635 $0.965403	305,192.337 332,515.502 375,890.984 417,861.058 529,967.918 712,962.881 831,977.650 488,924.122 439,704.091 370,243.674
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2016 2015 2014 2013 2012	$1.472636 $1.423414 $1.332374 $0.964999 $1.000000	$1.483857 $1.472636 $1.423414 $1.332374 $0.964999	92,316.061 93,555.448 175,941.297 177,398.688 178,951.010
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.259917 $1.427806 $1.358879 $1.032385 $0.888489 $0.931187 $0.881600 $0.604186 $1.271980 $1.270636	$1.467421 $1.259917 $1.427806 $1.358879 $1.032385 $0.888489 $0.931187 $0.881600 $0.604186 $1.271980	385,575.629 457,715.964 781,435.417 815,511.954 983,247.525 1,132,694.505 1,231,664.405 1,348,192.328 1,248,208.190 1,377,622.440
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.102009 $2.051015 $1.850161 $1.418737 $1.227967 $1.264171 $1.019736 $0.714794 $1.289164 $1.072245	$2.327418 $2.102009 $2.051015 $1.850161 $1.418737 $1.227967 $1.264171 $1.019736 $0.714794 $1.289164	389,466.174 403,960.653 517,730.828 647,899.865 719,356.176 833,109.173 1,248,941.609 1,569,166.390 1,946,421.855 2,241,519.411
Janus Aspen – Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.111554 $1.154692 $1.090790 $0.862311 $0.728468 $0.857507 $0.751573 $0.553819 $1.016044 $0.940727	$1.117835 $1.111554 $1.154692 $1.090790 $0.862311 $0.728468 $0.857507 $0.751573 $0.553819 $1.016044	818,914.979 910,020.446 1,302,627.133 1,462,983.894 1,573,432.159 2,153,324.564 2,462,188.664 2,547,712.342 2,711,937.288 3,571,752.083
Janus Aspen - Perkins Mid Cap Value Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.056122 $2.161591 $2.018285 $1.624295 $1.484495 $1.549208 $1.359661 $1.035702 $1.454423 $1.374155	$2.411849 $2.056122 $2.161591 $2.018285 $1.624295 $1.484495 $1.549208 $1.359661 $1.035702 $1.454423	94,381.045 100,381.674 229,607.578 244,605.861 269,337.706 289,109.351 359,445.496 443,893.860 536,701.699 632,621.645
94

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.026982 $2.097320 $2.295573 $1.645861 $1.378473 $1.559306 $1.161385 $0.721754 $1.208354 $1.196609	$2.178182 $2.026982 $2.097320 $2.295573 $1.645861 $1.378473 $1.559306 $1.161385 $0.721754 $1.208354	97,529.994 120,481.167 215,955.785 240,206.363 282,645.552 451,103.348 516,185.363 478,997.423 231,040.647 313,704.415
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.730313 $1.762153 $1.648416 $1.405624 $1.283009 $1.278746 $1.180963 $1.015691 $1.323958 $1.289840	$1.859665 $1.730313 $1.762153 $1.648416 $1.405624 $1.283009 $1.278746 $1.180963 $1.015691 $1.323958	391,142.847 430,889.891 555,485.157 866,396.781 1,106,481.510 1,236,601.400 1,112,259.629 1,148,186.066 1,251,214.981 2,090,560.795
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.926525 $1.003248 $1.143036 $0.941134 $0.805995 $0.913165 $0.852876 $0.630121 $1.070130 $1.000000	$0.980781 $0.926525 $1.003248 $1.143036 $0.941134 $0.805995 $0.913165 $0.852876 $0.630121 $1.070130	426,939.559 745,369.253 920,744.345 969,406.017 1,061,115.444 1,141,510.336 1,277,324.777 1,348,728.179 569,440.994 706,858.811
TA AB Dynamic Allocation - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.664793 $1.686880 $1.618005 $1.528428 $1.458088 $1.449976 $1.343302 $1.035882 $1.661544 $1.418146	$1.680861 $1.664793 $1.686880 $1.618005 $1.528428 $1.458088 $1.449976 $1.343302 $1.035882 $1.661544	269,362.636 303,070.419 462,958.289 440,462.830 555,722.059 711,143.955 896,481.799 762,827.737 733,236.260 1,159,886.289
TA Aegon Government Money Market - Initial Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.016387 $1.029083 $1.041878 $1.054856 $1.068064 $1.081306 $1.094790 $1.107014 $1.094695 $1.055380	$1.003957 $1.016387 $1.029083 $1.041878 $1.054856 $1.068064 $1.081306 $1.094790 $1.107014 $1.094695	2,989,954.154 3,550,948.734 3,465,737.866 4,172,598.900 4,705,081.936 5,190,240.954 5,481,088.281 8,420,583.580 14,363,188.138 8,511,854.762
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 1, 1998	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.021478 $2.136983 $2.080936 $1.976566 $1.705221 $1.647887 $1.483913 $1.020431 $1.381306 $1.373205	$2.302884 $2.021478 $2.136983 $2.080936 $1.976566 $1.705221 $1.647887 $1.483913 $1.020431 $1.381306	1,258,108.952 1,473,706.258 2,003,469.747 2,157,044.067 2,512,914.847 2,781,053.381 3,541,121.197 4,092,068.506 3,833,075.651 4,894,549.627
95

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date May 13, 1994	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.464293 $1.481129 $1.432932 $1.484019 $1.429157 $1.344691 $1.304088 $1.263925 $1.188702 $1.134988	$1.450611 $1.464293 $1.481129 $1.432932 $1.484019 $1.429157 $1.344691 $1.304088 $1.263925 $1.188702	1,686,720.061 1,931,809.944 2,423,362.835 2,716,413.767 3,939,528.945 3,106,858.807 4,203,179.351 6,011,581.969 8,037,043.832 8,787,346.304
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.328895 $1.347865 $1.306923 $1.356996 $1.310298 $1.236541 $1.201264 $1.167287 $1.100331 $1.053261	$1.314375 $1.328895 $1.347865 $1.306923 $1.356996 $1.310298 $1.236541 $1.201264 $1.167287 $1.100331	0.000 0.000 0.000 0.000 0.000 98,173.352 88,336.654 105,907.878 113,960.656 0.000
TA Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.639591 $1.693225 $1.677670 $1.553164 $1.463492 $1.443418 $1.341624 $1.084764 $1.393535 $1.326374	$1.694263 $1.639591 $1.693225 $1.677670 $1.553164 $1.463492 $1.443418 $1.341624 $1.084764 $1.393535	3,736,907.798 3,797,585.727 4,145,316.154 4,410,032.260 6,961,840.689 7,773,681.802 7,255,665.870 7,543,940.535 8,647,551.535 6,358,499.510
TA Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.755703 $1.812649 $1.786542 $1.426436 $1.282768 $1.373148 $1.209469 $0.943304 $1.582269 $1.486851	$1.839475 $1.755703 $1.812649 $1.786542 $1.426436 $1.282768 $1.373148 $1.209469 $0.943304 $1.582269	4,060,069.363 4,517,856.555 5,163,087.764 5,331,317.924 5,084,523.138 5,189,871.862 5,571,386.808 6,537,539.009 7,558,510.553 8,571,362.778
TA Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.756582 $1.819163 $1.795718 $1.522976 $1.393746 $1.440106 $1.293468 $1.021885 $1.538888 $1.445324	$1.848530 $1.756582 $1.819163 $1.795718 $1.522976 $1.393746 $1.440106 $1.293468 $1.021885 $1.538888	6,564,041.663 7,272,320.332 8,472,443.776 9,632,866.383 10,385,000.361 12,327,287.481 13,470,158.065 14,986,491.047 15,673,930.650 21,741,455.856
TA Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.724989 $1.786339 $1.759986 $1.570026 $1.452682 $1.462229 $1.341335 $1.074425 $1.469438 $1.378257	$1.798554 $1.724989 $1.786339 $1.759986 $1.570026 $1.452682 $1.462229 $1.341335 $1.074425 $1.469438	5,313,919.511 6,075,191.335 8,017,898.360 8,707,592.314 8,605,379.219 10,082,704.394 12,203,170.432 12,727,172.376 13,595,291.737 11,238,815.145
96

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.996455 $2.096788 $1.892658 $1.471331 $1.333492 $1.314183 $1.204776 $1.070125 $1.638984 $1.586029	$2.265967 $1.996455 $2.096788 $1.892658 $1.471331 $1.333492 $1.314183 $1.204776 $1.070125 $1.638984	5,165,209.125 5,836,674.609 7,813,115.084 8,828,821.350 9,916,418.402 11,227,151.017 13,436,880.158 7,623,927.116 3,328,197.582 3,833,718.200
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.394108 $1.413294 $1.361908 $1.227411 $1.129702 $1.102517 $1.003480 $0.993371	$1.444515 $1.394108 $1.413294 $1.361908 $1.227411 $1.129702 $1.102517 $1.003480	1,594,869.773 1,627,072.474 1,599,420.931 1,916,312.091 1,881,232.603 2,122,948.693 1,113,300.535 0.000
TA Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.649248 $2.698595 $2.405962 $2.344689 $1.895479 $2.035925 $1.782147 $1.352468 $2.376670 $2.579503	$2.632984 $2.649248 $2.698595 $2.405962 $2.344689 $1.895479 $2.035925 $1.782147 $1.352468 $2.376670	519,014.077 613,328.142 827,415.947 860,837.824 845,902.484 928,814.007 1,072,986.989 1,223,920.007 1,352,498.432 1,937,967.231
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.035377 $1.068466 $1.090423 $0.981688 $0.883713 $0.967652 $0.888717 $0.695766 $1.106246 $1.032458	$1.033640 $1.035377 $1.068466 $1.090423 $0.981688 $0.883713 $0.967652 $0.888717 $0.695766 $1.106246	410,140.971 454,232.151 476,852.325 507,255.397 499,803.738 641,124.330 597,980.014 568,218.571 589,076.816 456,514,352
TA Janus Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.401791 $1.494522 $1.512975 $1.100950 $1.021978 $1.109148 $0.838670 $0.528867 $0.997022 $0.823890	$1.356242 $1.401791 $1.494522 $1.512975 $1.100950 $1.021978 $1.109148 $0.838670 $0.528867 $0.997022	2,326,400.807 2,657,882.697 3,660,850.648 4,153,241.453 4,575,233.057 4,915,991.861 3,195,530.367 2,995,825.830 3,179,743.189 4,066,803.665
TA Jennison Growth - Initial Class Subaccount Inception Date November 18, 1996	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.787436 $1.624534 $1.495887 $1.099890 $0.962002 $0.980165 $0.884015 $0.634782 $1.020357 $0.926507	$1.736331 $1.787436 $1.624534 $1.495887 $1.099890 $0.962002 $0.980165 $0.884015 $0.634782 $1.020357	3,167,339.602 3,317,204.905 3,904,561.550 4,428,310.623 4,719,090.936 5,520,662.954 6,603,343.901 1,262,749.349 1,354,610.758 1,416,143.274
97

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 1, 1997	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.685474 $1.707802 $1.514335 $1.157026 $1.006921 $1.012004 $0.889633 $0.695084 $1.123403 $1.088148	$1.853689 $1.685474 $1.707802 $1.514335 $1.157026 $1.006921 $1.012004 $0.889633 $0.695084 $1.123403	2,458,849.772 2,306,277.560 2,845,273.043 3,488,138.802 3,605,581.649 4,087,855.463 5,287,496.656 5,783,261.087 6,758,552.569 8,238,516.810
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$2.107180 $2.198113 $1.935504 $1.490639 $1.255336 $1.249382 $1.029949 $0.985165	$2.378375 $2.107180 $2.198113 $1.935504 $1.490639 $1.255336 $1.249382 $1.029949	445,699.772 640,479.579 770,941.439 752,225.347 318,565.728 128,646.544 116,896.182 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009	$1.288589 $1.328200 $1.286277 $1.168742 $1.091750 $1.089393 $0.996462 $0.991650	$1.320476 $1.288589 $1.328200 $1.286277 $1.168742 $1.091750 $1.089393 $0.996462	811,437.478 704,784.310 1,134,576.862 1,157,108.366 1,628,654.773 832,039.221 32,517.907 16,969.516
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.253074 $1.277519 $1.229059 $1.157932 $1.099705 $1.079160 $0.998540 $0.999966	$1.288081 $1.253074 $1.277519 $1.229059 $1.157932 $1.099705 $1.079160 $0.998540	172,612.099 100,103.045 70,523.875 65,403.293 14,189.680 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009	$1.377915 $1.445955 $1.408111 $1.200284 $1.089474 $1.115713 $0.999658 $0.988780	$1.424493 $1.377915 $1.445955 $1.408111 $1.200284 $1.089474 $1.115713 $0.999658	420,253.889 416,244.216 526,523.482 705,504.095 633,081.539 626,958.824 163,793.436 0.000
TA MFS International Equity - Initial Class Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.386627 $1.402894 $1.497944 $1.284313 $1.064576 $1.198383 $1.098102 $0.837955 $1.311199 $1.216347	$1.370626 $1.386627 $1.402894 $1.497944 $1.284313 $1.064576 $1.198383 $1.098102 $0.837955 $1.311199	1,350,644.837 1,442,162.300 1,951,206.293 2,279,685.441 2,123,557.972 2,367,558.278 2,753,021.903 2,941,447.496 3,521,199.814 4,747,399.718
98

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.182856 $1.977088 $1.888425 $1.289733 $1.130215 $1.214860 $0.965218 $0.764045 $1.215742 $1.218398	$2.107181 $2.182856 $1.977088 $1.888425 $1.289733 $1.130215 $1.214860 $0.965218 $0.764045 $1.215742	1,720,619.457 1,767,693.093 2,359,540.326 2,721,531.565 2,856,287.206 3,179,066.179 3,604,608.387 4,294,821.382 5,525,735.050 6,640,710.672
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.208127 $2.230944 $2.038483 $1.747752 $1.572120 $1.529974 $1.248058 $1.000543 $1.498683 $1.335781	$2.352670 $2.208127 $2.230944 $2.038483 $1.747752 $1.572120 $1.529974 $1.248058 $1.000543 $1.498683	2,601,057.340 2,567,927.410 2,633,946.065 1,815,297.350 715,686.017 488,161.706 386,559.268 344,599.806 415,036.780 387,058.651
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.619850 $1.628858 $1.575574 $1.636957 $1.541170 $1.468334 $1.386905 $1.210180 $1.260541 $1.171534	$1.643290 $1.619850 $1.628858 $1.575574 $1.636957 $1.541170 $1.468334 $1.386905 $1.210180 $1.260541	2,071,860.525 2,272,738.034 3,239,538.086 3,904,026.854 5,895,168.241 6,865,629.700 6,873,397.385 6,904,300.326 5,333,905.533 4,524,612.035
TA Small/Mid Cap Value - Initial Class(5) Subaccount Inception Date May 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$3.234792 $3.359635 $3.232715 $2.401091 $2.088952 $2.172744 $1.686857 $1.192595 $2.042093 $1.657650	$3.869933 $3.234792 $3.359635 $3.232715 $2.401091 $2.088952 $2.172744 $1.686857 $1.192595 $2.042093	2,578,409.207 2,831,054.265 3,745,888.126 4,167,131.807 4,533,245.783 5,197,234.850 6,463,490.436 7,634,988.171 9,476,904.457 11,349,372.381
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.497190 $2.468336 $2.345567 $1.648412 $1.442743 $1.436428 $1.081922 $0.789781 $1.254462 $1.158869	$2.743190 $2.497190 $2.468336 $2.345567 $1.648412 $1.442743 $1.436428 $1.081922 $0.789781 $1.254462	1,304,345.551 1,321,390.361 1,757,169.203 2,036,888.601 2,075,115.142 2,572,491.839 2,956,117.592 3,408,196.303 4,124,402.825 5,069,996.039
TA Torray Concentrated Growth - Initial Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.020875 $2.078854 $1.913568 $1.455655 $1.258384 $1.303628 $1.107576 $0.771208 $1.348278 $1.249638	$2.130480 $2.020875 $2.078854 $1.913568 $1.455655 $1.258384 $1.303628 $1.107576 $0.771208 $1.348278	2,555,543.460 2,811,862.513 3,779,336.249 4,209,651.757 4,698,469.723 5,025,568.348 5,624,209.627 6,625,940.817 3,988,563.769 4,688,483.877
99

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA TS&W International Equity - Initial Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.447990 $1.447038 $1.545246 $1.258268 $1.091270 $1.289168 $1.203254 $0.967802 $1.602061 $1.403238	$1.445564 $1.447990 $1.447038 $1.545246 $1.258268 $1.091270 $1.289168 $1.203254 $0.967802 $1.602061	1,123,931.918 1,304,495.842 1,710,277.248 1,985,390.575 2,034,778.016 2,718,904.965 3,224,918.077 3,639,852.715 4,675,082.851 5,883,226.534
TA WMC US Growth - Initial Class Subaccount Inception Date May 2, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.797173 $1.703016 $1.551973 $1.186249 $1.061382 $1.116284 $0.959353 $0.751847 $1.409942 $1.227724	$1.824940 $1.797173 $1.703016 $1.551973 $1.186249 $1.061382 $1.116284 $0.959353 $0.751847 $1.409942	4,582,762.508 4,831,240.774 6,359,593.171 7,553,724.567 8,210,029.399 10,087,038.327 7,425,505.637 9,406,811.699 10,646,505.830 12,801,773.320
(1)	The beginning and ending AUV for this fund also reflects a 0.15% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(4)	Effective November 30, 2016, GE Investments Total Return Fund was renamed State Street Total Return V.I.S. Fund.
(5)	Effective December 5, 2016, TA Systematic Small/Mid Cap Value was renamed TA Small/Mid Cap Value.
The TA International Equity Index, TA Madison Diversified Income and TA U.S. Equity Index had not commenced operation as of December 31, 2016, therefore, comparable data is not available.
100

APPENDIX
POLICY VARIATIONS
The dates shown below are the approximate first issue dates of the various versions of the policy. These dates will vary by state in many cases. This Appendix describes certain of the more significant differences in features of the various versions of the policy. There may be additional variations. Please see your actual policy and any attachments for determining your specific coverage.
Approximate First Issue Date
Policy Form Number	AV201 101 65 189	January 1991
	AV254 101 87 196	June 1996
	AV320 101 99 197	May 1997
	AV376 101 106 1197	May 1998
	AV432 101 114 199	May 2000
	AV494 101 124 100	May 2000
	AV620 101 137 101	May 2001
	AV720 101 148 102	May 2002
	AV920 101 168 603	November 2003
Policy Endorsement Form Number	AE830 292	May 1992
	AE847 394	June 1994
	AE871 295	May 1995
	AE909 496	June 1996
	AE890 196	June 1996
	AE945 197	May 1997

Product Feature	Landmark 96 & Prior Form Number: AV201 101 65 189	Landmark 96 & Prior Form Numbers: AV201 101 65 189 AE830 292 AE847 394	Landmark 96 & Prior Form Numbers: AV201 101 65 189 AE847 394 AE871 295
Guaranteed Minimum Death Benefit Option(s)	Total premiums paid, less any partial surrenders and any surrender charges made before death, accumulated at 4% to the date we receive due proof of death or the policy value on the date we receive due proof of death, which ever is greater.	5% Annually Compounding	A. 5% Annually Compounding B. Annual Step-Up Option A is only available if owner and annuitant are both under age 75.
Double Enhanced Death Benefit Designated Funds	N/A	N/A	N/A
Death Proceeds	Greater of:
1) the policy value on the date we receive due proof of death, or
	2) the total premiums paid for this policy, less any partial surrenders and any surrender charges made before death, accumulated at 4% interest per annum to the date we receive due proof of death	Greater of: 1) policy value or 2) 5% Annually Compounding Death Benefit	Greater of: 1) policy value or 2) guaranteed minimum death benefit
Mortality & Expense Risk Fee and Administrative Charge prior to Annuity Commencement Date	1.40%	1.40%	1.40%
Is Mortality & Expense Risk Fee and Administrative Charge different after the annuity commencement date?	No	No	No
Fund Facilitation Fee	No	No	No
Guaranteed Period Options (available in the fixed account)	1 and 3 year guaranteed periods available.	1 and 3 year guaranteed periods available.	1 and 3 year guaranteed periods available.
101

POLICY VARIATIONS — (Continued)
Product Feature	Landmark 96 & Prior Form Number: AV201 101 65 189	Landmark 96 & Prior Form Numbers: AV201 101 65 189 AE830 292 AE847 394	Landmark 96 & Prior Form Numbers: AV201 101 65 189 AE847 394 AE871 295
Annual Contract Charge (Service Charge)	If policy value is: $0-$1,750 = 2% $1,751-$49,999.99 = $35 + $49,999.99 = $0	If policy value is: $0-$1,750 = 2% $1,751-$49,999.99 = $35 + $49,999.99 = $0	If policy value is: $0-$1,750 = 2% $1,751-$49,999.99 = $35 + $49,999.99 = $0
Distribution Financing Charge	N/A	N/A	N/A
Liquidity (L-Share) Optional Rider	Not Available	Not Available	Not Available
Optional Riders	N/A	N/A	N/A
Premium EnhancementSM	No	No	No
Excess Interest Adjustment	N/A	Yes	Yes
Asset Rebalancing	N/A	Yes	Yes
Dollar Cost Averaging Fixed Account Option	N/A	Yes	Yes
Nursing Care and Terminal Condition Withdrawal Option	N/A	Yes - Endorsement AE 847 394	Yes - Endorsement AE 847 394
Unemployment Waiver	N/A	N/A	N/A
Surrender Charge Free Amount Limited to a Certain Number of Withdrawals	Yes - One per year.	Yes - One per year.	Yes - One per year.

Product Feature	Landmark 96 & Prior Form Numbers: AV254 101 87 196 AE909 496 AE 890 196	Landmark 97 Form Numbers: AV320 101 99 197 AE945 197	Landmark 98 Form Numbers: AV376 101 106 1197 AE 945 197
Guaranteed Minimum Death Benefit Option(s)	A. 5% Annually Compounding B. Annual Step-Up C. Return or Premium Option A is only available if owner and annuitant are both under age 75.	A. 5% Annually Compounding
B. Annual Step-Up
C. Return of Premium
Option A is only available if owner and annuitant are both under age 75. Option B is only available if owner and annuitant are under age 81.	A. 5% Annually Compounding
B. Double Enhanced
C. Return of Premium
Option A is only available if owner and annuitant are both under Age 75. Option B is only available if owner and annuitant are both under age 81.
Double Enhanced Death Benefit Designated Funds	N/A	N/A	N/A
Death Proceeds	Greatest of (a) annuity purchase value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.
Mortality & Expense Risk Fee and Administrative Charge prior to Annuity Commencement Date	• 1.40% for Return of Premium • 1.40% for Step-up • 1.40% for Compounding	• 1.40% for Return of Premium (Years 1-7)
• 1.25% for Return of Premium (Years 8+)
• 1.55% for Compounding (Years 1-7)
• 1.40% for Compounding (Years 8+)
• 1.55%for Annual Step-up (Years 1-7)
• 1.40% for Annual Step Up (Years 8+)	• 1.40% for Return of Premium (Years 1-7)
• 1.25% for Return of Premium (Years 8+)
• 1.55% for Compounding (Years 1-7)
• 1.40% for Compounding (Years 8+)
• 1.55% for Annual Step-up (Years 1-7)
• 1.40% for Annual Step Up (Years 8+)
Is Mortality & Expense Risk Fee and Administrative Charge different after the annuity commencement date?	No	Yes - 1.25%	Yes - 1.25%
Fund Facilitation Fee	No	No	No
Guaranteed Period Options (available in the fixed account)	1, 3, 5, and 7 year guaranteed periods available.	1, 3, 5 and 7 year guaranteed periods available.	1, 3, 5, and 7 year guaranteed periods available.
102

POLICY VARIATIONS — (Continued)
Product Feature	Landmark 96 & Prior Form Numbers: AV254 101 87 196 AE909 496 AE 890 196	Landmark 97 Form Numbers: AV320 101 99 197 AE945 197	Landmark 98 Form Numbers: AV376 101 106 1197 AE 945 197
Annual Contract Charge (Service Charge)	If policy value is: $0-$1,750 = 2% $1,751-$49,999.99 = $35 + $49,999.99 = $0	If policy value is:
 $0-$1,750 = 2%
 $1,751-$49,999.99 = $35
 + $49,999.99 = $0
Assessed either on a policy anniversary or on surrender. The service charge is deducted pro-rata from the investment options.	If policy value is:
 $0-$1,750 = 2%
 $1,751-$49,999.99 = $35
 + $49,999.99 = $0
Assessed either on a policy anniversary or on surrender. The service charge is deducted pro-rata from the investment options.
Distribution Financing Charge	N/A	Applicable	Applicable
Liquidity (L-Share) Optional Rider	Not Available	Not Available	Not Available
Optional Riders	• Family Income Protector
• Managed Annuity Program
• Managed Annuity Program II
• 5 for LifeSM 2005
• 5 for LifeSM with Growth
• 5 for LifeSM Growth with Death Benefit
• Living Benefits Rider 2003
• Living Benefits Rider 2005
• Taxpayer
• Taxpayer Plus
• Taxpayer Plus 2
• Taxpayer Rider 2003	• Family Income Protector
• Managed Annuity Program
• Managed Annuity Program II
• 5 for LifeSM 2005
• 5 for LifeSM with Growth
• 5 for LifeSM Growth with Death Benefit
• Living Benefits Rider 2003
• Living Benefits Rider 2005
• Taxpayer
• Taxpayer Plus 2
• Taxpayer Rider 2003	• Family Income Protector
• Managed Annuity Program
• Managed Annuity Program II
• 5 for LifeSM 2005
• 5 for LifeSM with Growth
• 5 for LifeSM Growth with Death Benefit
• Living Benefits Rider 2003
• Living Benefits Rider 2005
• Taxpayer
• Taxpayer Plus 2
• Taxpayer Rider 2003
Premium EnhancementSM	No	No	No
Excess Interest Adjustment	Yes	Yes	Yes
Asset Rebalancing	Yes	Yes	Yes
Dollar Cost Averaging Fixed Account Option	Yes	Yes	Yes
Nursing Care and Terminal Condition Withdrawal Option	Yes - Endorsement AE 890 196	Yes - Endorsement AE 945 197	Yes - Endorsement AE 945 197
Unemployment Waiver	N/A	N/A	N/A
Surrender Charge Free Amount Limited to a Certain Number of Withdrawals	Yes - One per year.	Yes - One per year.	Yes - One per year.

Product Feature	Landmark 2000 Form Numbers: AV432 101 114 199 CRT AV494 101 124 100 and RGMI 1 798	Landmark 2001 Form Numbers: AV620 101 137 101 and RGMI 1 798	Landmark 2002 Form Numbers: AV720 101 148 102 RGMI 1 798
Guaranteed Minimum Death Benefit Option(s)	A. 5% Annually Compounding
B. Greater of 5% Annually Compounding through age 80 or Annual Step-Up through age 80
C. Return of Premium
D. Monthly Step-Up through age 80
Option A is only available if owner and annuitant are both under age 75. Option B and D are only available if owner and annuitant are both under age 81.	A. Double Enhanced Death Benefit - Greater of (1) 6% Annually Compounding through age 80 or (2) Monthly Step-Up through age 80
B. Return of Premium Death Benefit
Option A is available if owner and annuitant are age 80 or younger. Option B is available if owner and annuitant are age 90 or younger.	A. Double Enhanced Death Benefit - greater of (1) 6% Annually Compounding through age 80 or (2) monthly step-up through age 80
B. Return of Premium Death Benefit
Option A is available if owner and annuitant are age 80 or younger. Option B is available if owner and annuitant are age 90 or younger.
Double Enhanced Death Benefit Designated Funds	N/A	N/A	N/A
103

POLICY VARIATIONS — (Continued)
Product Feature	Landmark 2000 Form Numbers: AV432 101 114 199 CRT AV494 101 124 100 and RGMI 1 798	Landmark 2001 Form Numbers: AV620 101 137 101 and RGMI 1 798	Landmark 2002 Form Numbers: AV720 101 148 102 RGMI 1 798
Death Proceeds	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.
Mortality & Expense Risk Fee and Administrative Charge prior to Annuity Commencement Date	• 1.40% for Return of Premium • 1.55% for Compounding • 1.55% for Annual Step-up • 1.55% for Double Enhanced	• 1.25% for Return of Premium • 1.50% for Double Enhanced	• B-Share: 1.30% for Return of Premium
• 1.55% for Double Enhanced
• L-Share (Optional Liquidity Rider): 1.80% for Return of Premium (Years 1-4)
• 1.30% for Return or Premium (Years 5+)
• 2.05% for Double Enhanced (Years 1-4)
• 1.55% for Double Enhanced (Years 5+)
Is Mortality & Expense Risk Fee and Administrative Charge different after the annuity commencement date?	Yes - 1.25% for Individual Annuity and 1.55% for Group Policy	Yes - 1.25%	Yes - 1.25%
Fund Facilitation Fee	No	No	No
Guaranteed Period Options (available in the fixed account)	1, 3, 5, and 7 year guaranteed periods available.	1, 3, 5, and 7 year guaranteed periods available.	1, 3, 5, and 7 year guaranteed periods available.
Annual Contract Charge (Service Charge)	If policy value is:
 $0-$1,750 = 2%
 $1,751-$49,999.99 = $35
 + $49,999.99 = $0
Assessed either on a policy anniversary or on surrender. The service charge is deducted pro-rata from the investment options. (Group Policy AV432 101 114 199 $0-$2000 = 2% or if policy value is over $2001 = $40)	If policy value is:
 $0-$1,750 = 2%
 $1,751-$49,999.99 = $35
 + $49,999.99 = $0
Assessed either on a policy anniversary or on surrender. The service charge is deducted pro-rata from the investment options.	If policy value is:
 $0-$1,750 = 2%
 $1,751-$49,999.99 = $35
 + $49,999.99 = $0
Assessed either on a policy anniversary or on surrender. The service charge is deducted pro-rata from the investment options.
Distribution Financing Charge	N/A	N/A	N/A
Liquidity (L-Share) Optional Rider	Not Available	Not Available	Available
Optional Riders	• Family Income Protector
• Managed Annuity Program
• Managed Annuity Program II
• 5 for Life 2005SM
• 5 for LifeSM with Growth
• 5 for LifeSM Growth with Death Benefit
• Living Benefits Rider 2003
• Living Benefits Rider 2005
• Taxpayer
• Taxpayer Plus 2
• Taxpayer Rider 2003
• Group Policy AV432 101 114 199 options - Income SelectSM for Life, Living Benefits Rider 2005, Guaranteed Minimum Income Benefit RGMI 4 499.	• Family Income Protector
• Managed Annuity Program
• Managed Annuity Program II
• 5 for LifeSM 2005
• 5 for LifeSM with Growth
• 5 for LifeSM Growth with Death Benefit
• Living Benefits Rider 2003
• Living Benefits Rider 2005
• Taxpayer
• Taxpayer Plus 2
• Taxpayer Rider 2003	• Family Income Protector
• Managed Annuity Program
• Managed Annuity Program II
• 5 for LifeSM 2005
• 5 for LifeSM with Growth
• 5 for LifeSM Growth with Death Benefit
• Living Benefits Rider 2003
• Living Benefits Rider 2005
• Taxpayer
• Taxpayer Plus 2
• Taxpayer Rider 2003
Premium EnhancementSM	Yes - Endorsements for Group Policy AV432 101 114 199 - AE 1073 199, AE 1075 199, or AE 1076 199	No	No
Excess Interest Adjustment	Yes	Yes	Yes
104

POLICY VARIATIONS — (Continued)
Product Feature	Landmark 2000 Form Numbers: AV432 101 114 199 CRT AV494 101 124 100 and RGMI 1 798	Landmark 2001 Form Numbers: AV620 101 137 101 and RGMI 1 798	Landmark 2002 Form Numbers: AV720 101 148 102 RGMI 1 798
Asset Rebalancing	Yes	Yes	Yes
Dollar Cost Averaging Fixed Account Option	Yes	Yes	Yes
Nursing Care and Terminal Condition Withdrawal Option	Yes	Yes	Yes
Unemployment Waiver	Yes	Yes	Yes
Surrender Charge Free Amount Limited to a Certain Number of Withdrawals	Yes - One per year.	Yes - One per year.	Yes - One per year.

Product Feature	Landmark 2002 - Revised Form Number: AV720 101 148 102	Landmark 2003 Form Number: AV920 101 168 603	Landmark 2008 Form Number: AV920 101 168 603
Guaranteed Minimum Death Benefit Option(s)	A. Double Enhanced Death Benefit (RGMD 6 0203) - greater of (1) 6% Annually Compounding through age 80 or (2) Monthly Step-Up through age 80
B. Annual Step Up Death Benefit (RGMD 5 0103)
C. Return of Premium Death Benefit
Option A and B are available if owner and annuitant are age 80 or younger. Option C is available if owner and annuitant are age 90 or younger.	A. Double Enhanced Death Benefit (RGMD 6 0203) - greater of (1) 6% Annually Compounding through age 80 or (2) Monthly Step-Up through age 80
B. Annual Step Up Death Benefit (RGMD 5 0103)
C. Return of Premium Death Benefit (RGMD 8 0603)
Option A and B are available if owner and annuitant are age 80 or younger. Option C is available if owner and annuitant are age 90 or younger.	A. Double Enhanced Death Benefit (RGMD 15 0108) - greater of (1) 6% Annually Compounding through age 80 or (2) Monthly Step-Up through age 80
B. Annual Step Up Death Benefit (RGMD 5 0103)
C. Return of Premium Death Benefit (RGMD 8 0603)
Option A and B are available if owner and annuitant are age 75 or younger.
For riders issued on or after December 12, 2011. Option C is available is owner and annuitant are age 86 or younger.
For riders issued prior to December 12, 2011. Option C is available if owner and annuitant are age 90 or younger.
105

POLICY VARIATIONS — (Continued)
Product Feature	Landmark 2002 - Revised Form Number: AV720 101 148 102	Landmark 2003 Form Number: AV920 101 168 603	Landmark 2008 Form Number: AV920 101 168 603
Double Enhanced Death Benefit Designated Funds
Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.	N/A	N/A	• AB Balanced Wealth Strategy Portfolio - Class B
• American Funds - Asset Allocation FundSM - Class 2
• American Funds - Bond FundSM - Class 2
• Fidelity® VIP Balanced Portfolio - Service Class 2
• Franklin Founding Funds Allocation VIP Fund - Class 4
• State Street Total Return V.I.S. Fund - Class 3
• TA Aegon Government Money Market - Service Class
• TA Aegon U.S. Government Securities - Service Class
• TA AB Dynamic Allocation - Service Class
• TA Asset Allocation - Conservative - Service Class
• TA Asset Allocation - Moderate Growth - Service Class
• TA Asset Allocation - Moderate - Service Class
• TA International Equity Index - Service Class
• TA International Moderate Growth - Service Class
• TA Managed Risk - Balanced ETF - Service Class
• TA Managed Risk - Conservative ETF - Service Class
• TA Managed Risk - Growth ETF - Service Class
• TA Multi-Managed Balanced - Service Class
• TA PIMCO Total Return - Service Class
• TA QS Investors Active Asset Allocation - Conservative - Service Class
• TA U.S. Equity Index - Service Class
Death Proceeds	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.
106

POLICY VARIATIONS — (Continued)
Product Feature	Landmark 2002 - Revised Form Number: AV720 101 148 102	Landmark 2003 Form Number: AV920 101 168 603	Landmark 2008 Form Number: AV920 101 168 603
Mortality & Expense Risk Fee and Administrative Charge prior to Annuity Commencement Date	• B-Share: 1.30% for Return of Premium
• 1.50% for Annual Step Up
• 1.80% for Double Enhanced
• L-Share (Optional Liquidity Rider): 1.80% for Return of Premium (Years 1-4)
• 1.30% for Return or Premium (Years 5+)
• 2.00% for Annual Step Up (Years 1-4)
• 1.50% for Annual Step-Up (Years 5+)
• 2.30% for Double Enhanced (Years 1-4)
• 1.80% for Double Enhanced (Years 5+)	• B-Share: 1.30% for Return of Premium
• 1.50% for Annual Step Up
• 1.80% for Double Enhanced
• L-Share (Optional Liquidity Rider): 1.80% for Return of Premium (Years 1-4)
• 1.30% for Return or Premium (Years 5+)
• 2.00% for Annual Step Up (Years 1-4)
• 1.50% for Annual Step-Up (Years 5+)
• 2.30% for Double Enhanced (Years 1-4)
• 1.80% for Double Enhanced (Years 5+)	• B-Share: 1.30% for Return of Premium
• 1.50% for Annual Step Up
• 1.95% for Double Enhanced
• L-Share (Optional Liquidity Rider): 1.80% for Return of Premium (Years 1-4)
• 1.30% for Return or Premium (Years 5+)
• 2.00% for Annual Step Up (Years 1-4)
• 1.50% for Annual Step-Up (Years 5+)
• 2.45% for Double Enhanced (Years 1-4)
• 1.95% for Double Enhanced (Years 5+)
Is Mortality & Expense Risk Fee and Administrative Charge different after the annuity commencement date?	Yes - 1.25%	Yes - 1.25%	Yes - 1.25%
Fund Facilitation Fee	No	Yes -
• 0.30% if you choose American Funds - Asset Allocation Fund, American Funds - Bond Fund, American Funds - Growth Fund, American Funds - Growth-Income Fund, or American Funds - International Fund.
• 0.20% if you choose AB Balanced Wealth Strategy Portfolio or State Street Total Return V.I.S. Fund.
• 0.15% if you choose Franklin Templeton VIP Founding Funds Allocation Fund.	Yes -
• 0.30% if you choose American Funds - Asset Allocation Fund, American Funds - Bond Fund, American Funds - Growth Fund, American Funds - Growth-Income Fund, or American Funds - International Fund.
• 0.20% if you choose AB Balanced Wealth Strategy Portfolio or State Street Total Return V.I.S. Fund.
• 0.15% if you choose Franklin Templeton VIP Founding Funds Allocation Fund, TA International Equity Index or TA U.S. Equity Index.
Guaranteed Period Options (available in the fixed account)	1, 3, 5, and 7 year guaranteed periods available.	1, 3, 5, and 7 year guaranteed periods available.	1, 3, 5, and 7 year guaranteed periods available.
Annual Contract Charge (Service Charge)	If policy value is:
 $0-$1,750 = 2%
 $1,751-$49,999.99 = $35
 + $49,999.99 = $0
Assessed either on a policy anniversary or on surrender. The service charge is deducted pro-rata from the investment options.	If policy value is:
 $0-$1,750 = 2%
 $1,751-$49,999.99 = $35
 + $49,999.99 = $0
Assessed either on a policy anniversary or on surrender. The service charge is deducted pro-rata from the investment options.	If policy value is:
 $0-$1,750 = 2%
 $1,751-$49,999.99 = $35
 + $49,999.99 = $0
Assessed either on a policy anniversary or on surrender. The service charge is deducted pro-rata from the investment options.
Distribution Financing Charge	N/A	N/A	N/A
Liquidity (L-Share) Optional Rider	Available	Available	Available
107

POLICY VARIATIONS — (Continued)
Product Feature	Landmark 2002 - Revised Form Number: AV720 101 148 102	Landmark 2003 Form Number: AV920 101 168 603	Landmark 2008 Form Number: AV920 101 168 603
Optional Riders	• Managed Annuity Program
• 5 for LifeSM 2005
• 5 for LifeSM with Growth
• 5 for LifeSM Growth with Death Benefit
• Income SelectSM for Life
• Retirement Income Choice®
• Living Benefits Rider 2003
• Living Benefits Rider 2005
• Taxpayer
• Taxpayer Plus 2
• Taxpayer Rider 2003	• 5 for Life 2005SM
• 5 for LifeSM with Growth
• 5 for LifeSM Growth with Death Benefit
• Income SelectSM for Life
• Retirement Income Choice®
• Retirement Income Choice® 2008 (with Double Withdrawal Base Benefit)
• Retirement Income Choice® 1.2
• Retirement Income Choice® 1.4
• Retirement Income Max®
• Living Benefits Rider 2003
• Living Benefits Rider 2005
• Taxpayer Plus 2
• Taxpayer Rider 2003	• Retirement Income Choice®
• Retirement Income Choice® 2008 (with Double Withdrawal Base Benefit)
• Retirement Income Choice® 1.2
• Retirement Income Choice® 1.4
• Retirement Income Choice® 1.6
• Income LinkSM
• Retirement Income MaxSM
• Living Benefits Rider 2005
• Taxpayer Plus 2
• Taxpayer Rider 2003
Premium EnhancementSM	No	No	No
Excess Interest Adjustment	Yes	Yes	Yes
Asset Rebalancing	Yes	Yes	Yes
Dollar Cost Averaging Fixed Account Option	Yes	Yes	Yes
Nursing Care and Terminal Condition Withdrawal Option	Yes	Yes	Yes
Unemployment Waiver	Yes	Yes	Yes
Surrender Charge Free Amount Limited to a Certain Number of Withdrawals	Yes - One per year.	Yes - We reserve the right to limit to one per year.	Yes - We reserve the right to limit to one per year.
108

APPENDIX
Excess Interest Adjustment Examples
Surrenders (full and partial), transfers, death benefits and amounts applied to an annuity option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment (“EIA”). At the time you request a surrender, if the guaranteed interest rate set by the Company has risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if the guaranteed interest rate set by us has fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.
Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy's minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.
The formula that will be used to determine the excess interest adjustment is:
S* (G-C)* (M/12)
S	=	Gross amount being surrendered that is subject to the excess interest adjustment
G	=	Guaranteed interest rate in effect for the policy
M	=	Number of months remaining in the current option period, rounded up to the next higher whole number of months.
C	=	Current guaranteed interest rate then being offered on new premiums for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2% (the amount of the “adjustment” will be based on an actuarial risk based analysis considering a number of financial criteria including the prevailing interest rate environment).
*	=	multiplication
The following examples are for illustrative purposes only and are calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal. In the following examples ^ denotes exponentiation. Please note the exponentiation represents the compounding of the interest rate.
109

Excess Interest Adjustment Examples — (Continued)
Example 1 (Full Surrender, rates increase by 3%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Guaranteed minimum interest rate = 1.50%
Surrender in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment S*(G-C)*(M/12) where:	G = .055 C = .085 M = 42 = 50,000.00 * (0.055*0.085) * (42/12)
= -5,250.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to 51,129.21 - 54,181.21 = -3,052.00
Adjusted policy value = policy value + excess interest adjustment	= 54,181.21 + (-3,052.00) = 51,129.21
Upon full surrender of the policy, the net surrender value (adjusted policy value less any surrender charge) will never be less than that required by the non-forfeiture laws of your state.
Example 2 (Full Surrender, rates decrease by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Guaranteed minimum interest rate = 1.50%
Surrender in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment S* (G-C)* (M/12) where:	G = .055 C = .045 M = 42 = 50,000.00 * (.055-.045) * (42/12) = 1,750.00
Adjusted policy value	= 54,181.21 + 1,750.00 = 55,931.21
Upon full surrender of the policy, the net surrender value will never by less than that required by the non-forfeiture laws of your state. For the purpose of these illustrations no surrender charges are assumed.
110

Excess Interest Adjustment Examples — (Continued)
On a partial surrender, the Company will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:
R - E + SC
R	=	the requested partial surrender;
E	=	the excess interest adjustment; and
SC	=	the surrender charges on (EPW - E): where
EPW	=	the excess partial withdrawal amount.
Example 3 (Partial Surrender, rates increase by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Partial Surrender of $20,000 in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment S*(G-C)*(M/12) where:	S = 20,000 – 4,181.21 = 15,818.79 G = .055 C = .065 M = 42 = 15,818.79 * (.055 - .065) * (42/12) = -553.66
Remaining policy value at middle of policy year 2	= 54,181.21 - (R - E + surrender charge) = 54,181.21 - (20,000.00 - (-553.66) + 0.00) = 33,627.55
Example 4 (Partial Surrender, rates decrease by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Partial Surrender of $20,000 in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment S*(G-C)*(M/12) where:	S = 20,000 – 4,181.21 = 15,818.79 G = .055 C = .045 M = 42 = 15,818.79 * (.055 - .045)* (42/12) = 553.66
Remaining policy value at middle of policy year 2	= 54,181.21 - (R - E + surrender charge) = 54,181.21 - (20,000.00 – 553.66 + 0.00) = 34,734.87
111

APPENDIX
Death Benefit
Adjusted Withdrawals. If you make a partial surrender (withdrawal), then your guaranteed minimum death benefit is reduced by an amount called the adjusted withdrawal. The amount of the reduction depends on the relationship between your death proceeds and policy value. The adjusted withdrawal is equal to the gross withdrawal multiplied by the death proceeds immediately prior to the withdrawal divided by the policy value immediately prior to the withdrawal. The formula is AW = GW x (DP/PV) where:
AW = adjusted withdrawal
GW= gross withdrawal
DP = death proceeds prior to the withdrawal = greatest of (PV, CV, or GMDB)
PV = policy value prior to the withdrawal
GMDB = guaranteed minimum death benefit prior to the withdrawal
CV = cash value prior to the withdrawal
The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.
Example 1: Death Proceeds Greater than Policy Value
Assumptions:
GMDB = $75,000
PV = $50,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$50,000) = $23,241
Summary:
Reduction in guaranteed minimum death benefit	=$23,241
Reduction in policy value	=$15,494
New guaranteed minimum death benefit amount	=$51,759
New policy value (after withdrawal)	=$34,506
The guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value immediately prior to the withdrawal.
Example 2: Death Proceeds Equal to Policy Value
Assumptions:
GMDB = $50,000
PV = $75,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$75,000) = $15,494
Summary:
Reduction in guaranteed minimum death benefit	=$15,494
Reduction in policy value	=$15,494
New guaranteed minimum death benefit amount	=$34,506
New policy value (after withdrawal)	=$59,506
The guaranteed minimum death benefit and policy value are reduced by the same amount because the policy value was greater than the guaranteed minimum death benefit immediately prior to the withdrawal.
These examples are for illustrative purposes only. The purpose of these illustrations is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.
112

Death Benefit — (Continued)
Hypothetical Example
In this example, certain death benefit values at various points in time are depicted based on hypothetical assumed rates of performance. This example is for illustrative purposes only and assumes a single $100,000 premium payment by a sole owner and annuitant who is age 50. It further assumes no subsequent premium payments or withdrawals. The difference between the two “Policy Value” columns is the fee for the guaranteed minimum death benefit.
End of Year	Net Rate of Return for Fund*	Policy Value (No GMDB Elected)	Policy Value (Return of Premium GMDB Elected)	Return of Premium GMDB	Policy Value (Annual Step-up GMDB Elected)	Annual Step-Up GMDB
Issue	N/A	$100,000	$100,000	$100,000	$100,000	$100,000
1	-4%	$ 94,850	$ 94,700	$100,000	$ 94,500	$100,000
2	18%	$110,832	$110,515	$100,000	$110,093	$110,093
3	15%	$126,182	$125,655	$100,000	$124,955	$124,955
4	-7%	$115,899	$115,226	$100,000	$114,334	$124,955
5	2%	$116,884	$116,033	$100,000	$114,905	$124,955
6	10%	$127,228	$126,127	$100,000	$124,672	$124,955
7	14%	$143,577	$142,146	$100,000	$140,257	$140,257
8	-3%	$137,618	$136,033	$100,000	$133,945	$140,257
9	17%	$159,431	$157,391	$100,000	$154,706	$154,706
10	6%	$167,163	$164,788	$100,000	$161,668	$161,668
*	The assumed rate does reflect the deduction of a hypothetical fund fee but does not reflect the deduction of any other fees, charges or taxes. The death benefit values do reflect the deduction of hypothetical base policy fees and hypothetical death benefit fees. For purposes of this example we assumed a Mortality and Expense Risk Fee and Administrative Charge of 1.15% for Policy Value, 1.30% for Return of Premium and 1.50% for Annual Step-Up. Different hypothetical returns and fees would produce different results.
113

APPENDIX
ADDITIONAL DEATH DISTRIBUTION RIDER
The following example illustrates the Additional Death Distribution additional death benefit payable by this rider as well as the effect of a partial surrender on the Additional Death Distribution benefit amount. The annuitant is less than age 71 on the Rider Date.
Example 1
Assumptions:
Policy value on the rider date = $100,000
Premiums paid after the rider date before surrender = $25,000
Gross partial surrenders after the rider date = $30,000
Policy value on date of surrender = $150,000
Summary:
Rider earnings on date of surrender (policy value on date of surrender – policy value on rider date – premiums paid after rider date + surrenders since rider date that exceeded rider earnings = $150,000 - $100,000 - $25,000 + 0):	$ 25,000
Amount of surrender that exceeds rider earnings ($30,000 - $25,000):	$ 5,000
Base policy death benefit (assumed) on the date of death benefit calculation:	$200,000
Policy value on the date of death benefit calculations:	$175,000
Rider earnings (= policy value on date of death benefit calculations – policy value on rider date – premiums since rider date + surrenders since rider date that exceeded rider earnings = $175,000 - $100,000 - $25,000 + $5,000):	$ 55,000
Additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $55,000):	$ 22,000
Total death benefit paid (= base policy death benefit plus additional death benefit amount):	$222,000
Example 2
Assumptions:
Policy value on the rider date = $100,000
Premiums paid after the rider date before surrender = $0
Gross partial surrenders after the rider date = $0
Base policy death benefit (assumed) on the date of death benefit calculation = $100,000
Policy value on the date of death benefit calculations = $75,000
Summary:
Rider earnings (= policy value on date of death benefit calculations – policy value on rider date – premiums since rider date + surrenders since rider date that exceeded rider earnings = $75,000 - $100,000 - $0 + $0):	$ 0
Additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $0):	$ 0
Total death benefit paid (= base policy death benefit plus additional death benefit amount):	$100,000
114

APPENDIX
ADDITIONAL DEATH DISTRIBUTION+ RIDER
Assume the Additional Death Distribution+ is added to a new policy opened with $100,000 initial premium payment. The annuitant is less than age 71 on the rider date. On the first and second rider anniversaries, the policy value is $110,000 and $95,000 respectively when the rider fees are deducted. The annuitant adds a $25,000 premium payment in the 3rd rider year when the policy value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th rider year when the policy value is equal to $145,000. After 5 years, the policy value is equal to $130,000 and the death proceeds are equal to $145,000.
Example 1
Assumptions:
Account value on rider date (equals initial policy value since new policy) = $100,000
Additional death benefit during first rider year = $0
Rider fee on first rider anniversary (= rider fee * policy value = 0.55% * $110,000) = $605
Additional death benefit during 2nd rider year (= sum of total rider fees paid) = $605
Summary:
Rider fee on second rider anniversary (= rider fee * policy value = 0.55% * $95,000)	$ 522.50
Additional death benefit during 3rd rider year (= sum of total rider fees paid = $605 + $522.50)	$ 1,127.50
Rider benefit base in 3rd rider year prior to premium addition (= account value less premiums added since rider date = $115,000 – $0)	$115,000.00
Rider benefit base in 3rd rider year after premium addition (= $140,000 - $25,000)	$115,000.00
Rider benefit base in 4th rider year prior to withdrawal (= account value less premiums added since rider date = $145,000 - $25,000)	$120,000.00
Rider benefit base in 4th rider year after withdrawal = (account value less premiums added since rider date =$110,000 - $25,000)	$ 85,000.00
Rider benefit base in 5th rider year (= $130,000 - $25,000)	$105,000.00
Additional death benefit = rider benefit percentage * rider benefit base = 30% * $105,000	$ 31,500.00
Total death proceeds in 5th rider year (= base policy death proceeds + additional death benefit amount = $145,000 + $31,500)	$176,500.00
115

APPENDIX
LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS
The following examples show the effect of withdrawals on the benefits under the Living Benefits Rider.
GUARANTEED MINIMUM ACCUMULATION BENEFIT
Gross partial withdrawals will reduce the guaranteed future value by an amount equal to the greater of:
1)	the gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the amount of gross partial withdrawal;
B	is the policy value immediately prior to the gross partial withdrawal; and
C	is the guaranteed future value immediately prior to the gross partial withdrawal.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.
Example 1:
Assumptions:
Policy value prior to withdrawal (“PV”) = $90,000
Guaranteed future value prior to withdrawal (“GFV”) = $100,000
Gross withdrawal amount (“WD”) = $10,000
Step One.  What is the pro rata value of the amount withdrawn?
1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $90,000) * $100,000 = $11,111.11
Step Two.  Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?
$11,111.11 pro rata amount
Step Three.  After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $11,111.11 = $88,888.89
Result.   If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.
Example 2:
Assumptions:
PV = $120,000
GFV= $100,000
WD= $10,000
Step One.  What is the pro rata value of the amount withdrawn?
1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $120,000) * $100,000 = $8,333.33
Step Two.  Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?
$10,000 withdrawal
Step Three.  After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $10,000 = $90,000
Result.   If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.
GUARANTEED LIFETIME WITHDRAWAL BENEFIT
Total Withdrawal Base.  Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
116

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the total withdrawal base prior to the withdrawal of the excess amount.
Minimum Remaining Withdrawal Amount.  Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed lifetime withdrawal benefit.
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Minimum remaining withdrawal amount (“MRWA”)
2.	Total withdrawal base (“TWB”)
3.	Maximum annual withdrawal amount (“MAWA”)
Example 1 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $7,000
Excess withdrawal (“EWD”) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?
No.  There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.
Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)
2.	$100,000 - $7,000 = $93,000.
Result.  In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.
Example 2 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $8,000
EWD = $1,000 ($8,000 - $7,000)
PV = $90,000
You = Owner and Annuitant (Age 60)
117

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes.  $8,000 - $7,000 = $1,000 (the excess withdrawal amount)
Step Two.  Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 7% WD)) * (MRWA - 7% WD)
2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48
Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,120.48 pro rata amount?
$1,120.48 pro rata amount
Step Four.  What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 + $1,120.48 (pro rata excess) = $8,120.48
2.	$100,000 - $8,120.48 = $91,879.52
Result.  The “principal back” minimum remaining withdrawal amount is $91,879.52.
NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).
New “principal back” total withdrawal base:
Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 7% WD)) * TWB before any adjustments
2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82
Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,204.82 pro rata amount?
$1,204.82 pro rata amount.
Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $1,204.82 = $98,795.18
Result.   The new “principal back” total withdrawal base is $98,795.18
New “principal back” maximum annual withdrawal amount:
Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One.  What is the new “principal back” maximum annual withdrawal amount?
$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66
Result.  Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.
Example 3 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $5,000
Excess withdrawal (“EWD”) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?
No.  There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.
118

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct).
2.	$100,000 - $5,000 = $95,000.
Result.  In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.
Example 4 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes.  $7,000 - $5,000 = $2,000 (the excess withdrawal amount)
Step Two.  Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 5% WD)) * (MRWA - 5% WD)
2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29
Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?
$2,235.29 pro rata amount
Step Four.  What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 + $2,235.29 (pro rata excess) = $7,235.29
2.	$100,000 - $7,235.29 = $92,764.71
Result.  The “for life” minimum remaining withdrawal amount is $92,764.71.
NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).
New “for life” total withdrawal base:
Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 5% WD)) * TWB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94
Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result.   The new “for life” total withdrawal base is $97,647.06
119

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
New “for life” maximum annual withdrawal amount:
Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One.  What is the new “for life” maximum annual withdrawal amount?
$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35
Result.  Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.
120

APPENDIX
PAM METHOD TRANSFERS
To make the Living Benefits Rider available, we monitor your policy value and guarantees under the rider daily and periodically transfer amounts between your selected investment options and the PAM Subaccount. We determine the amount and timing of PAM Method transfers between the investment options and the PAM Subaccount according to a mathematical model. For further clarification on how PAM works, see Portfolio Allocation Method in the body of the prospectus.
The mathematical model is designed to calculate how much of your policy value should be allocated to the PAM Subaccount. Based on this calculation and threshold amounts, transfers into or out of the PAM Subaccount may occur. The formula is:
Percent of Policy Value required in PAM Subaccount (or X) = e-Dividend*Time *(1- NormDist(d1))
Where:
e = Base of the Natural Logarithm
NormDist = Cumulative Standard Normal Distribution
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
In order to calculate the percent of policy value required in the PAM Subaccount, we must first calculate d1:
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
Where:
ln = Natural Logarithm Function
G = Guarantee Ratio
R = Rate
F = Fees
V = Volatility
T = Time
After calculating d1, the percent of policy value required in the PAM Subaccount can be calculated. Once calculated, appropriate transfers into or out of the PAM Subaccount may occur based on the transfer threshold amounts.
Following is a brief discussion of the values used in the formula.
♦	The POLICY VALUE includes the value in both the investment options and in the PAM Subaccount.
♦	The GUARANTEE RATIO is the policy value divided by 7% “Principal Back” Minimum Remaining Withdrawal Amount.
♦	The RATE is the interest rate used for the PAM Method. It is based on a long-term expectation based on historical interest rates and may vary over time.
♦	The FEES is an approximation of average policy fees and charges associated with policies that have elected the Living Benefits Rider. This value may change over time.
♦	The VOLATILITY represents the volatility of the returns of policy value for all in force policies and is based on the long-term expectation of the degree to which the policy values tend to fluctuate. This value may vary over time.
♦	The TIME is an approximation based on actuarial calculations of historical average number of years (including any fraction) which we anticipate remain until any potential payments are made under the benefit. This value may vary over time.
♦	The PERCENT OF POLICY VALUE TO BE ALLOCATED TO THE PAM SUBACCOUNT is computed for each policy. Ultimately the allocation for a policy takes into account the guarantees under the rider and the limit on allocations to the PAM Subaccount.
♦	The CUMULATIVE STANDARD NORMAL DISTRIBUTION function assumes that random events are distributed according to the classic bell curve. For a given value it computes the percentage of such events which can be expected to be less than that value.
♦	The NATURAL LOGARITHM function for a given value, computes the power to which e must be raised, in order to result in that value. Here, e is the base of the natural logarithms, or approximately 2.718282.
♦	The FIXED ACCOUNT TRANSFER THRESHOLD (FATT) is the percentage that the Guarantee Ratio must be below before any of the policy value can be transferred to the PAM Subaccount. This threshold is set to a fixed percentage at rider issue and is then recalculated after each PAM Subaccount transfer.
121

PAM METHOD TRANSFERS — (Continued)
♦	The SEPARATE ACCOUNT TRANSFER THRESHOLD (SATT) is the percentage that the Guarantee Ratio must exceed before any of the policy value can be transferred from the PAM Subaccount. This threshold is set to a fixed percentage at rider issue and is then recalculated after each PAM Subaccount transfer.
Example:
Day 1: Policy Value Declines by 10%
For purposes of this example we will assume that the policy value declines by 10% to $90,000 the day after the rider issue date from the initial premium amount of $100,000 producing a guarantee ratio of 90% ($90,000/$100,000). We will also assume:
Guarantee Ratio = 90%
Rate = 4.5%
Volatility = 10%
Fees = 3%
Time = 20
FATT = 95
SATT = 105%
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(.90)+(.06 – .0305 +.5*.15 ^ 2)* 10]/[.15 * 10^.5]
d1=.658832
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1-NormDist(d1))
X= (2.718282 ^ -.0305 * 10) * (1 – NormDist(.004509))
X = 36.7235%
Therefore, 36.7235% of the policy value is transferred to the PAM Subaccount since the guarantee ratio (90%) is less than the FATT (95%), resulting in a total transfer of $33,051.15.
Day 2: Policy Value Recovers to 99% of Initial Value after the 10% Decline
For purposes of this example we will assume that after the policy value declined to $90,000 it recovered the next day to $99,000 producing a guarantee ratio of 99% ($99,000/$100,000). We will also assume:
Rate = 2%
Volatility = 15%
Fees = 3.05%
Time = 10
FATT = 85.5% (G last transfer *.95) = (.9*.95)
SATT = 94.5% (G last transfer *1.05) = (.9*1.05)
PAM Subaccount Value = $33,051.15
Value in other investment options = $65,948.85 ($99,000 - $33,051.15)
PAM Subaccount Value as percent of Policy Value = $33,051.15 / $99,000 = 33.3850%
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(.99)+(.02 – .0305 +.5*.15 ^ 2)* 10]/[.15 * 10^.5]
d1= -.005376
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1 - NormDist(d1))
X= (2.718282 ^ -.0305 * 10) * (1 – NormDist(-0.005376))
X = 37.0143%
Although the GR is greater than the SATT, since the percentage required in the PAM Subaccount (37.0143%) is greater than the amount allocated to the PAM Subaccount (33.3850%), none of the policy value will be transferred to the PAM Subaccount. Consequently, the amount in the PAM Subaccount will remain $33,051.15 and the FATT And SATT will not recalculate.
Day 3: Policy Value Recovers to 105% of Initial Value after the increase to 99% of Initial Value
122

PAM METHOD TRANSFERS — (Continued)
For purposes of this example we will assume that after the policy value recovered futher the next to $105,000 producing a guarantee ratio of 105% ($105,000/$100,000). We will also assume:
Rate = 3%
Volatility = 15%
Fees = 3.05%
Time = 10
FATT = 85.5%
SATT = 94.5%
PAM Subaccount Value = $33,051.15
Value in other investment options = $71,948.85 ($105,000 - $33,051.15)
PAM Subaccount Value as percent of Policy Value = $33,051.15 / $105,000 = 31.4773%
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(1.05)+(.03 – .0305 +.5*.15 ^ 2)* 10]/[.15 * 10^.5]
d1= .329488
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1 - NormDist(d1))
X= (2.718282 ^ -.0305 * 10) * (1 – NormDist(.329488))
X = 27.3394%
While the mathematical model would suggest we transfer only a portion of the policy value in the PAM Subaccount into your investment options (leaving 27.3394% in the PAM Subaccount), all of the policy value in the PAM Subaccount will be transferred into your investment options. If the Guarantee Ratio equals or exceeds 100%. Because the policy value is greater than or equal to the value of the guarantee, and there is no current need for any policy value to be allocated to the PAM Subaccount.
123

APPENDIX
Hypothetical Adjusted Partial withdrawals -Guaranteed Lifetime Withdrawal Benefit Riders
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Withdrawal Base (“WB”) (also referred to as Total Withdrawal Base (“TWB”) for some riders);
2.	Rider Withdrawal Amount (“RWA”) (also referred to as Maximum Annual Withdrawal Amount (“MAWA”) for some riders); and
3.	Rider Death Benefit (“RDB”) (also referred to as Minimum Remaining Withdrawal Amount (“MRWA”) for some riders (if applicable)).
Withdrawal Base.  Gross partial withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the withdrawal base prior to the withdrawal of the excess amount.
Rider Death Benefit.  Gross partial withdrawals in a rider year up to the rider withdrawal amount will reduce the rider death benefit by the amount withdrawn (dollar-for-dollar). Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the rider death benefit by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the rider death benefit after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under a guaranteed lifetime withdrawal benefit. The withdrawal percentages shown may not be available on all riders. Certain features (growth and rider death benefits) may not be available on all riders. For information regarding a specific rider, please refer to that rider section in this prospectus.
Example 1 (Base):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
Gross partial withdrawal (“GPWD”) = $5,000
Excess withdrawal (“EWD”) = None
Policy Value (“PV”) = $100,000
Question: Is any portion of the withdrawal greater than the rider withdrawal amount?
No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.
Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base does not change.
124

Hypothetical Adjusted Partial withdrawals -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Example 2 (Excess Withdrawal):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
GPWD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).
New withdrawal base:
Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.
Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94
Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result. The new withdrawal base is $97,647.06
New rider withdrawal amount:
Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.
Question: What is the new rider withdrawal amount?
$97,647.06 (the adjusted withdrawal base) * 5% = $4,882.35
Result. Going forward, the maximum you can take out in a year is $4,882.35 without causing an excess withdrawal for the guarantee and further reduction of the withdrawal base (assuming there are no future automatic step-ups).
Example 3 (Base demonstrating growth):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
WB in 10 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 10 = $162,889
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.
GPWD = $8,144
EWD = None
PV = $90,000 in 10 years
Question:   Is any portion of the withdrawal greater than the rider withdrawal amount?
No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.
Result.   In this example, because no portion of the withdrawal was in excess of $8,144, the withdrawal base does not change.
125

Hypothetical Adjusted Partial withdrawals -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Example 4 (Base demonstrating WB growth with Additional Death Payment Option):
Assumptions:
Withdrawal Percentage = 5%
WB at rider issue = $100,000
WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889
RDB (optional additional death benefit for additional cost) = $100,000
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.
GPWD = $8,144
EWD = None
PV = $90,000 in 10 years
Step One.  Is any portion of the withdrawal greater than the rider withdrawal amount?
No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.
Step Two.  What is the rider death benefit after the withdrawal has been taken?
1.	Total to deduct from the rider death benefit is $8,144 (there is no excess to deduct)
2.	$100,000 - $8,144 = $91,856.
Result.  In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the rider death benefit reduces to $91,856.
Example 5 (Base with WB growth with Additional Death Payment Option illustrating excess withdrawal):
Assumptions:
Withdrawal Percentage = 5%.
WB at rider issue = $100,000
Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.
WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889.
RDB (optional additional death benefit for additional cost) = $100,000
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken and the growth stops on the 10th rider anniversary.
GPWD = $10,000
EWD = $1,856 ($10,000 - $8,144)
PV = $90,000 in 10 years
Step One.  Is any portion of the total withdrawal greater than the rider withdrawal amount?
Yes. $10,000 - $8,144 = $1,856 (the excess withdrawal amount)
Step Two.  Calculate how much of the rider death benefit is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 5% withdrawal)) * (RDB - 5% withdrawal)
2.	($1,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $2,082.74
Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount?
$2,082.74 pro rata amount.
Step Four. What is the rider death benefit after the withdrawal has been taken?
1.	Total to deduct from the rider death benefit is $8,144 (RWA) + $2,082.74 (pro rata excess) = $10,226.74
2.	$100,000 - $10,226.74 = $89,773.26.
Result. The rider benefit is $89,773.26.
126

Hypothetical Adjusted Partial withdrawals -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Note: Because there was an excess withdrawal amount in this example, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $8,144, the withdrawal base would remain at $162,889 and the rider withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).
The 5 For LifeSM,5 For LifeSM with Growth, 5 For LifeSM with Growth and Death, Income SelectSM for Life, Retirement Income Choice®, Retirement Income Choice® with Double Withdrawal Base Benefit, Retirement Income Choice® 1.4, Retirement Income Choice® 1.2, Retirement Income Max® and Retirement Income Choice® 1.6 riders and any additional options they offer may vary for certain policies, may not be available for all policies, and may not be available in all states.
This disclosure explains the material features of the 5 For LifeSM, 5 For LifeSM with Growth, 5 For LifeSM with Growth and Death, Income SelectSM for Life, Retirement Income Choice®, Retirement Income Choice® with Double Withdrawal Base Benefit, Retirement Income Choice® 1.4, Retirement Income Choice® 1.2, Retirement Income Max® and Retirement Income Choice® 1.6 riders.
127

APPENDIX
Hypothetical Example of the Withdrawal Base Calculation -Retirement Income Max® Rider
The following table demonstrates, on a purely hypothetical basis, the withdrawal base calculation for the Retirement Income Max® Rider using an initial premium payment of $100,000 for a Single Life Option rider at an issue age of 80. All values shown are post transaction values. The assumed withdrawal percentage in the example below is 6.30%
Rider Year	Hypothetical Policy Value	Subsequent Premium Payment	Withdrawal	Excess WB Adjustment	Growth Amount*	High MonthiversarySM Value	Withdrawal Base	Rider Withdrawal Amount
	$100,000	$	$	$		$$100,000	$100,000	$ 6,300
1	$102,000	$	$	$		$$102,000	$100,000	$ 6,300
1	$105,060	$	$	$		$$105,060	$100,000	$ 6,300
1	$107,161	$	$	$		$$107,161	$100,000	$ 6,300
1	$110,376	$	$	$		$$110,376	$100,000	$ 6,300
1	$112,584	$	$	$		$$112,584	$100,000	$ 6,300
1	$115,961	$	$	$		$$115,961	$100,000	$ 6,300
1	$118,280	$	$	$		$$118,280	$100,000	$ 6,300
1	$121,829	$	$	$		$$121,829	$100,000	$ 6,300
1	$124,265	$	$	$		$$124,265	$100,000	$ 6,300
1	$120,537	$	$	$		$$124,265	$100,000	$ 6,300
1	$115,716	$	$	$		$$124,265	$100,000	$ 6,300
1	$109,930	$	$		$$105,000	$124,265	$124,265 [1]	$ 7,829
2	$112,129	$	$	$		$$112,129	$124,265	$ 7,829
2	$115,492	$	$	$		$$115,492	$124,265	$ 7,829
2	$117,802	$	$	$		$$117,802	$124,265	$ 7,829
2	$121,336	$	$	$		$$121,336	$124,265	$ 7,829
2	$124,976	$	$	$		$$124,976	$124,265	$ 7,829
2	$177,476	$50,000	$	$		$$177,476	$174,265	$10,979
2	$175,701	$	$	$		$$177,476	$174,265	$10,979
2	$172,187	$	$	$		$$177,476	$174,265	$10,979
2	$167,022	$	$	$		$$177,476	$174,265	$10,979
2	$163,681	$	$	$		$$177,476	$174,265	$10,979
2	$166,955	$	$	$		$$177,476	$174,265	$10,979
2	$170,294	$	$		$$182,979	$177,476	$182,979 [2]	$11,528
3	$166,888	$	$	$		$$166,888	$182,979	$11,528
3	$171,895	$	$	$		$$171,895	$182,979	$11,528
3	$173,614	$	$	$		$$173,614	$182,979	$11,528
3	$178,822	$	$	$		$$178,822	$182,979	$11,528
3	$175,246	$	$	$		$$178,822	$182,979	$11,528
3	$151,741		$$20,000	$9,676	$		$$173,303	$
3	$154,775	$	$	$	$		$$173,303	$
3	$159,419	$	$	$	$		$$173,303	$
3	$161,013	$	$	$	$		$$173,303	$
3	$165,843	$	$	$	$		$$173,303	$
3	$174,135	$	$	$	$		$$173,303	$
3	$181,101	$	$	$	$		$$181,101 [1]	$11,409
(1)	Automatic Step Up Applied
(2)	Growth Applied
*	Growth Percentage = 5%
128

APPENDIX
RIDER GRID VARIATIONS
The information below is a summary of riders previously available for purchase but are no longer available. This appendix describes the material features of the riders. Please refer to your personal rider pages and any supplemental mailings for your specific coverage and features regarding these riders. Listed below are the abbreviations that will be used in the following grid for your reference.
Abbreviation	Definition
ADB	Additional Death Benefit
ADD	Additional Death Distribution
ADD+	Additional Death Distribution Plus
DB	Death Benefit
DCA	Dollar Cost Averaging
FIP	Family Income Protector
GFV	Guaranteed Future Value
GMAB	Guaranteed Minimum Accumulation Benefit
GMDB	Guaranteed Minimum Death Benefit
GMIB	Guaranteed Minimum Income Benefit
GMLB	Guaranteed Minimum Living Benefit
GMWB	Guaranteed Minimum Withdrawal Benefit
GPO	Guaranteed Period Option
GPS	Guaranteed Principal SolutionSM
IE	Income EnhancementSM
ILSD	Income Link Start Date
ILSW	Income Link Systematic Withdrawal
Abbreviation	Definition
ILWY	Income Link Withdrawal Year
ISFL	Income SelectSM For Life
MAP	Managed Annuity Program
MAV	Minimum Annuitization Value
MAWA	Maximum Annual Withdrawal Amount
MIB	Minimum Income Base
MRWA	Minimum Remaining Withdrawal Amount
N/A	Not Applicable
OAM	Open Allocation Method
PAM	Portfolio Allocation Method
RDB	Rider Death Benefit
RIC	Retirement Income Choice®
RMD	Required Minimum Distribution
RWA	Rider Withdrawal Amount
TWB	Total Withdrawal Base
WB	Withdrawal Base
WD	Withdrawal
Income LinkSM Rider Specific Withdrawal Benefit Terms:
Withdrawal Option Election Date - This is the date the withdrawal option is selected by the policy owner. The RWA is zero prior to the establishment of this date. The date and the corresponding withdrawal option can change any time prior to the ILSD. Once ILSD is set, it cannot be changed.
ILSD - This is the date the policy owner elects to begin receiving payments using one of the 4 ILSW options. This date may be changed prior to the establishment of the withdrawal year.
ILWY - Also known as the withdrawal year, is each 12 month period beginning on the ILSD. This is the time period for withdrawing your RWA which is reset at the beginning of each withdrawal year.
ILSW - This rider offers 4 new systematic payment options specific to this rider only. ANY withdrawal that is not an ILSW (including other systematic payment options) will be treated as a 100% excess.
Rider Name	Family Income Protector	Managed Annuity Program	Managed Annuity Program II
Rider Form Number[1]	RGMI 1 798	RGMI 15 0301	RGMI 21 0902
Purpose of Rider	• This is a GMIB rider.
• Assures you of a minimum level of income in the future by guaranteeing a MAV that you will have to apply to a payment option.
• Growth rate for MAV is currently at 6% but will never be less than 3%.
• Once rider is issued, the annual growth rate will not change during the life of a rider.
• The rider also guarantees a minimum amount for those payments once you begin to receive them.	• This is a GMIB rider.
• Assures you of a minimum level of income in the future by guaranteeing a MIB that you will have to apply to a payment option.
• Growth rate for MIB is 6% but will never be less than 3%
• Once rider is issued, the annual growth rate will not change during the life of a rider.
• The rider also guarantees a minimum amount for those payments once you begin to receive them.	• This is a GMIB rider.
• Assures you of a minimum level of income in the future by guaranteeing a MIB that you will have to apply to a payment option.
• Growth rate for MIB is 5% but there is no guaranteed minimum growth rate for the rider and it could be as low as 0%
• Once rider is issued, the annual growth rate will not change during the life of a rider.
• The rider also guarantees a minimum amount for those payments once you begin to receive them.
129

RIDER GRID VARIATIONS — (Continued)
Rider Name	Family Income Protector	Managed Annuity Program	Managed Annuity Program II
Rider Form Number[1]	RGMI 1 798	RGMI 15 0301	RGMI 21 0902
Availability	• Issue age 0-80, but not yet 81 years old (unless state law requires a lower maximum issue age)
• If you terminate the FIP rider (except pursuant to an upgrade) you cannot re-elect the rider.
• Available on contracts issued after December of 2000 and prior to February of 2002.
NOTE: As of February 2002, no new issues of this rider are allowed. This does not change any of the other terms and conditions of the FIP riders issued before February of 2002.	• Issue age 0-90, but not yet 91 years old (unless state law requires a lower maximum issue age)
• If you terminate the MAP (except pursuant to an upgrade) you cannot re-elect the rider.
• Available on contracts issued after March of 2001 and prior to January of 2003.
NOTE: As of January 24, 2003, no new issues of this rider are allowed. This does not change any of the other terms and conditions of any MAP riders added on or before January 24, 2003.	• Issue age 0-84, but not yet 85 years old (unless state law requires a lower maximum issue age)
• If you terminate the MAP II (except pursuant to an upgrade) you cannot re-elect the rider.
• Available on contracts issued after September of 2002 and prior to January of 2003.
NOTE: As of January 24, 2003, no new issues of this rider are allowed. This does not change any of the other terms and conditions of any MAP II riders added on or before January 24, 2003.
Base Benefit and Optional Fees	Prior to Annuitization (Accumulation Phase)
Base fee is 0.30% of the MAV
After Annuitization (Income Phase)
Guaranteed Minimum Payment Fee is 1.25% of the daily net asset value in the separate account.	Prior to Annuitization (Accumulation Phase)
Base fee is 0.45% of the MIB
After Annuitization (Income Phase)
		Guaranteed Minimum Payment Fee is 1.25% of the daily net asset value in the separate account.	Prior to Annuitization (Accumulation Phase) Currently 0.45% of the MIB After Annuitization (Income Phase) Guaranteed Minimum Payment Fee is 1.25% of the daily net asset value in the separate account.
Fee Frequency	• The rider fee is charged annually on the rider date prior to annuitization.
• Fee is also assessed at time of total surrender of the annuity, or annuitization.
• The rider fee is waived if the policy value is greater than 200% of the MAV.	• The rider fee is charged annually on the rider date prior to annuitization.
• Fee is also assessed at time of total surrender of the annuity, or annuitization.
		• The rider fee is waived if the policy value is greater than 200% of the MIB.	• The rider fee is charged annually on the rider date prior to annuitization. • Fee is also assessed at time of total surrender of the annuity, or annuitization.
Death Benefit	N/A	N/A	N/A
Investment restrictions and/or Designated Funds Available	N/A	N/A	N/A
Withdrawal Benefits	N/A	N/A	N/A
Automatic Step-Up Benefit	N/A	N/A	N/A
130

RIDER GRID VARIATIONS — (Continued)
Rider Name	Family Income Protector	Managed Annuity Program	Managed Annuity Program II
Rider Form Number[1]	RGMI 1 798	RGMI 15 0301	RGMI 21 0902
Exercising Rider	• Must wait a minimum of 10 years to annuitize with the benefits of this rider.
• Once the 10-year waiting period has been satisfied, may only annuitize within 30 days after any policy anniversary prior to the 95th birthday in order to utilize the benefit of the FIP.
• Annuity payments under the FIP are guaranteed to never be less than the initial payment.
• During the first year of annuitization, each payment will be stabilized to equal the first or initial payment.
• During subsequent years, the stabilized payment will be either increased or decreased (never below the initial payment), and held level for that year.
• Settlement options available for annuitization are:
–Life Only
–Life w/10 Years Certain
–Joint Life & Full Survivor
–Joint Life & Full Survivor w/10 Years Certain	• May annuitize within 30 days after any rider anniversary prior to the 95th birthday.
• If you annuitize any time other than 30 days after any rider anniversary prior to the 95th birthday you cannot utilize the benefits of the MAP.
• Annuity payments under the MAP are guaranteed to never be less than the initial payment.
• During the first year of annuitization, each payment will be stabilized to equal the first or initial payment.
• During subsequent years, the stabilized payment will be either increased or decreased (never below the initial payment), and held level for that year.
• Settlement options available for annuitization are:
–Life Only
–Life w/10 Years Certain
–Joint Life & Full Survivor
–Joint Life & Full Survivor w/10 Years Certain	• May annuitize within 30 days after any rider anniversary prior to the 95th birthday.
• If you annuitize any time other than 30 days after any rider anniversary prior to the 95th birthday you cannot utilize the benefits of the MAP II.
• Annuity payments under the MAP II are guaranteed to never be less than the initial payment.
• During the first year of annuitization, each payment will be stabilized to equal the first or initial payment.
• During subsequent years, the stabilized payment will be either increased or decreased (never below the initial payment), and held level for that year.
• Settlement options available for annuitization are:
–Life Only
–Life w/10 Years Certain
–Life w/20 Years Certain
–Joint Life & Full Survivor
–Joint Life & Full Survivor w/10 Years Certain
–Joint Life & Full Survivor w/20 Years Certain
Income Benefit or Other Benefit Payout Considerations	If you choose to annuitize your policy prior to the end of the 10 year waiting period, you may not utilize the benefit of the FIP rider.	If you annuitize using the MAP rider before the 10th rider anniversary, the first payment will be calculated with an annuity factor age adjustment resulting in lower payments than if an annuity factor age adjustment was not used. The age adjustment shown in the table below should be subtracted from your current age nearest birthday. The years shown in the table below should be considered complete years since the Rider Date and the age adjustment is as follows:
Rider YearsAge Adjustment

 1................................................9
 2................................................8
 3................................................7
 4................................................6
 5................................................5
 6................................................4
 7................................................3
 8................................................2
 9................................................1
10+............................................0	If you annuitize using the MAP II rider before the 10th rider anniversary, the MAP II annuity income will not be fully vested and the first payment will be calculated with an annuity income vesting percentage of less than 100%, which reduces the amount of your first payment by up to 50%. The years shown in the table below should be considered complete years since the Rider Date and the income vesting schedule is as follows:
Rider YearsVesting %

 1...........................................50%
 2...........................................55%
 3...........................................60%
 4...........................................65%
 5...........................................70%
 6...........................................75%
 7...........................................80%
 8...........................................85%
 9...........................................90%
10.......................................100%
131

RIDER GRID VARIATIONS — (Continued)
Rider Name	Family Income Protector	Managed Annuity Program	Managed Annuity Program II
Rider Form Number[1]	RGMI 1 798	RGMI 15 0301	RGMI 21 0902
Rider Upgrade	• Can upgrade the rider within 30 days after any policy anniversary, prior to the annuitant's 85th birthday.
• The old rider is terminated, and the new rider is issued.
• New rider is issued using the current policy value, and not the original premium.
• The policyholder upgrades to whatever rider is available at the time of the upgrade, including any charges and features.
• Effective between February of 2002 and May of 2003 the rider available for upgrade was the MAP.
• Effective since May of 2003 the rider available for upgrade is the MAP II.	• Can upgrade any time after the first Rider Anniversary and prior to the annuitant's 91st birthday.
• The old rider is terminated, and the new rider is issued.
• New rider is issued using the current policy value, and not the original premium.
• The policyholder upgrades to whatever rider is available at the time of the upgrade, including any charges and features.
• Effective May of 2003 the only rider available for upgrade is the MAP II.	• Can upgrade any time within 30 days after any Rider Anniversary prior to the annuitant's 85th birthday.
• The old rider is terminated, and the new rider is issued.
• New rider is issued using the current policy value, and not the original premium.
• The policyholder upgrades to whatever rider is available at the time of upgrade, including all its charges and features.
Rider Termination	The rider is irrevocable and cannot be terminated upon request. The rider however can be terminated upon the earliest of the following:
• annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the MAV under the FIP);
• upgrade (although a new rider will be issued);
• termination of your Policy; or
• 30 days after the Rider Anniversary after your 94th birthday (earlier if required by state law).	The rider will terminate upon the earliest of the following:
• the date we receive written notice from you requesting termination of the MAP (you may not terminate the rider before the first rider anniversary);
• annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the MIB under the MAP);
• upgrade (although a new rider will be issued);
• termination of your Policy; or
• 30 days after the Rider Anniversary after your 94th birthday (earlier if required by state law).	The rider will terminate upon the earliest of the following:
• the date we receive written notice from you requesting termination of the MAP II (you may not terminate the rider before the first rider anniversary);
• annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the MIB under the MAP II);
• upgrade (although a new rider will be issued);
• termination of your Policy; or
• 30 days after the Rider Anniversary after your 94th birthday (earlier if required by state law).

Rider Name	Additional Death Benefit	5 For LifeSM3	5 For LifeSM with Growth 5 For LifeSM with Growth and Death[3]
Rider Form Number[1]	RTP 1 201	RGMB 12 0105	RGMB 14 0905 (Growth Only) RGMB 15 0905 (Growth and Death)
Purpose of Rider	This is an Additional Death Benefit Rider which can pay an additional benefit at time of death to help alleviate the burden of taxes.	This is a GLWB Rider that guarantees withdrawals for the annuitant's lifetime, regardless of policy value.
• The policyholder can withdraw the MAWA each calendar year until the death of the annuitant.
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.	This is a GLWB Rider that guarantees withdrawals for the annuitant's lifetime, regardless of policy value.
• The policyholder can withdraw the MAWA each calendar year until the death of the annuitant.
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.
132

RIDER GRID VARIATIONS — (Continued)
Rider Name	Additional Death Benefit	5 For LifeSM3	5 For LifeSM with Growth 5 For LifeSM with Growth and Death[3]
Rider Form Number[1]	RTP 1 201	RGMB 12 0105	RGMB 14 0905 (Growth Only) RGMB 15 0905 (Growth and Death)
Availability	• Issue age 0-80, but not yet 81 years old (unless state law requires a lower maximum issue age) • Not available in all states. • Can be added at any time including post-issue.	• Issue age 0-90, but not yet 91 years old (unless state law requires a lower maximum issue age)
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person, trust or custodial.
• Maximum of 2 living Joint Owners (with one being the Annuitant).
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.	• Issue age at least 55 years old and not yet 81 years old (unless state law requires a lower maximum issue age)
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person, trust or custodial).
• Maximum of 2 living Joint Owners (with one being the Annuitant).
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
Base Benefit and Optional Fees at issue	Percentage of Policy Value - 0.25%	Percentage of TWB - 0.60% (prior to 11/4/13)	Growth Only - Percentage of TWB - 0.60% (prior to 11/4/13) Growth and Death - Percentage of TWB - 0.85% (prior to 11/4/13)
Fee Frequency	Assessed each rider anniversary and at rider termination and equal to the policy value multiplied by rider fee percentage.	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.
Death Benefit	The rider itself provides an additional death benefit to help alleviate the burden of taxes upon death for the beneficiary of the tax-deferred annuity.	Upon the death of the annuitant this rider will pay an additional death benefit amount equal to the excess, if any, of the MRWA over the base policy death benefit and then this rider will terminate.	• Growth Only - N/A
• Growth and Death - Upon the death of an annuitant this rider will pay an additional death benefit amount equal to the excess, if any, of the MRWA over the base policy death benefit and then this rider will terminate.
133

RIDER GRID VARIATIONS — (Continued)
Rider Name	Additional Death Benefit	5 For LifeSM3	5 For LifeSM with Growth 5 For LifeSM with Growth and Death[3]
Rider Form Number[1]	RTP 1 201	RGMB 12 0105	RGMB 14 0905 (Growth Only) RGMB 15 0905 (Growth and Death)
Designated Funds Available - Policyholders who add these riders may only invest in the investment options listed. Investment options may not be available as a designated fund based on rider issue date.
Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
PLEASE NOTE: These investment options may not be available on all products, may vary for certain policies and may not be available for all policies. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.	N/A	TA Aegon Government Money Market
TA Asset Allocation - Conservative
TA Asset Allocation - Moderate
TA Asset Allocation - Growth
TA International Moderate Growth
TA Multi-Managed Balanced
Fixed Account GPOs or DCA Accounts	TA Aegon Government Money Market
TA Asset Allocation - Conservative
TA Asset Allocation - Moderate
TA Asset Allocation - Growth
TA International Moderate Growth
TA Multi-Managed Balanced
Fixed Account GPOs or DCA Accounts
Withdrawal Benefits - See “Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” appendix for examples showing the effect of withdrawals on the WB.	N/A	The MAWA that can be withdrawn per calendar year under this rider is equal to the TWB multiplied by the For Life Withdrawal Percentage.
• Starting with January 1st following the annuitant's 59th birthday, the withdrawal percentage increases above 0% which creates a MAWA available under the rider for withdrawal.
• On each January 1st the MAWA will be reset equal to the greater of:
 1) The For Life TWB multiplied by the Withdrawal Percentage, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire MAWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.	The MAWA that can be withdrawn per calendar year under this rider is equal to the TWB multiplied by the For Life Withdrawal Percentage.
• Starting with January 1st following the annuitant's 59th birthday, the withdrawal percentage increases above 0% which creates a MAWA available under the rider for withdrawal.
• On each January 1st the MAWA will be reset equal to the greater of:
 1) The For Life TWB multiplied by the Withdrawal Percentage, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire MAWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.
Automatic Step-Up Benefit	N/A	N/A	N/A
134

RIDER GRID VARIATIONS — (Continued)
Rider Name	Additional Death Benefit	5 For LifeSM3	5 For LifeSM with Growth 5 For LifeSM with Growth and Death[3]
Rider Form Number[1]	RTP 1 201	RGMB 12 0105	RGMB 14 0905 (Growth Only) RGMB 15 0905 (Growth and Death)
Exercising Rider	Amount is paid whenever a death benefit is paid and the rider is attached.
• amount paid=ADB Factor x Rider Earnings*
• ADB Factor - 40% for issue ages 0-70 and 25% for issue ages 71-80.
*Rider earnings are defined as:
–the death proceeds of the base policy; minus
–policy value on the rider date; minus
–premium payments after the rider date; plus
–surrenders after the rider date that exceed the rider earnings on the date of the surrender.
NOTE: No benefit is payable under the ADB rider if there are no rider earnings on the date the death benefit is calculated.	• The policyholder is guaranteed to be able to withdraw up to the MAWA each calendar year even if the policy value is zero at the time of the withdrawal.
• If the policy value goes to zero, but the minimum withdrawal benefits are still guaranteed, the policyholder can no longer add premiums or take withdrawals in excess of the MAWA.
• The rider benefits cease when the annuitant has died (the withdrawals do not continue for the lifetime of any spouse who continues the policy when the original annuitant dies).	• The policyholder is guaranteed to be able to withdraw up to the MAWA each calendar year even if the policy value is zero at the time of the withdrawal.
• If the policy value goes to zero, but the minimum withdrawal benefits are still guaranteed, the policyholder can no longer add premiums or take withdrawals in excess of the MAWA.
• The rider benefits cease when the annuitant has died (the withdrawals do not continue for the lifetime of any spouse who continues the policy when the original annuitant dies).
Income Benefit or Other Benefit Payout Considerations	Spousal Continuation:
	If a spouse is eligible to and elects to continue the policy as the new owner instead of receiving a death benefit and Additional Death Benefit, the spouse will generally receive a one-time policy value increase equal to the Additional Death Benefit. At this time the rider will terminate.	N/A	Growth: The TWB will accumulate using the growth rate of 5% until the earlier of the first withdrawal or the 10th rider anniversary.
Rider Upgrade	N/A	• May upgrade their rider anytime after the 3rd anniversary as long as the annuitant meets age requirements in effect at that time.
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 90 years old.
• An upgrade will reset the TWB, MRWA and MAWA values.
• Rider Fee will be the fee that applies to the new rider at the time of upgrade.	• May upgrade their rider anytime after the 3rd anniversary as long as the annuitant meets age requirements in effect at that time.
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 81 years old.
• An upgrade will reset the TWB, MRWA and MAWA values.
• Rider Fee will be the fee that applies to the new rider at the time of upgrade.
Rider Termination	The rider can be added or dropped at any time. If the rider is dropped and re-added, the rider will only cover earnings accumulated since the rider was re-added.
The rider will remain in effect until:
• you cancel it by notifying our administrative office in writing.
• the policy is annuitized or surrendered
• or the additional death benefit is paid.	• The rider will be terminated upon policy surrender, annuitization, annuitant death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• The policyholder must wait 3 years from the Rider Add Date to terminate.
• After the three-year waiting period, the policyholder may terminate the rider at any time.
• The rider will be terminated the date we receive written notice from you requesting termination.	• The rider will be terminated upon policy surrender, annuitization, annuitant death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• The policyholder must wait 3 years from the Rider Add Date to terminate.
• After the three-year waiting period, the policyholder may terminate the rider at any time.
• The rider will be terminated the date we receive written notice from you requesting termination.

135

RIDER GRID VARIATIONS — (Continued)
Rider Name	Living Benefit Rider 2003	Living Benefit Rider 2004	Income SelectSM For Life[3]
Rider Form Number[1]	RGMB 1 0603 (2003)	RGMB 4 0504 (2004)	RGMB 18 0106 (w/o IE) RGMB 20 0106 (with IE)
Purpose of Rider	This is a Living Benefit Rider and should be viewed as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by this rider.
This rider is a combination of two separate annuity guarantees:
1) A GMWB and
2) A GMAB (a.k.a. principal protection benefit or guarantee future value benefit).
The rider will guarantee that the policy value of the policy will be at least as high as the GFV after a waiting period has expired.	This is a Living Benefit Rider and should be viewed as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by this rider.
This rider is a combination of two separate annuity guarantees:
1) A GMWB and
2) A GMAB (a.k.a. principal protection benefit or guarantee future value benefit).
The rider will guarantee that the policy value of the policy will be at least as high as the GFV after a waiting period has expired.	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the MAWA each year until the death of the annuitant.[2]
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.
Availability	• Issue age 0-80, but not yet 81 years old (unless state law requires a lower maximum issue age)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
**Effective 5/1/2005: This rider is only available for states that have not approved the 2005 version of the Living Benefit Rider.	• Issue age 0-80, but not yet 81 years old (unless state law requires a lower maximum issue age)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
**Effective 5/1/2005: This rider is only available for states that have not approved the 2005 version of the Living Benefit Rider.	• Issue age at least 55 years old, but not yet 81 years old (unless state law requires a lower maximum issue age)
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
Base Benefit and Optional Fees at issue	Percentage of “Principal Back” TWB - 0.75% (prior to 11/4/13)	Percentage of “Principal Back” TWB - 0.90% (5/1/2009 - 11/3/13) Percentage of “Principal Back” TWB - 0.60% (prior to 5/1/2009)	Percentage of the TWB. Additional option fees would be added to the base.
Single Life

(5/1/07 - 11/3/13)
Base Fee.....................................0.40%
Growth Benefit Fee...................0.25%
DB Fee......................................0.25%
IE Benefit Fee............................0.15%
(prior to 5/1/07)
Base Fee.....................................0.40%
Growth Benefit Fee...................0.25%
DB Fee......................................0.25%
IE Benefit Fee............................0.10%
Joint Life
(5/1/07 - 11/3/13)
Base Fee.....................................0.60%
Growth Benefit Fee...................0.50%
DB Fee......................................0.20%
IE Benefit Fee............................0.30%
(prior to 5/1/07)
Base Fee.....................................0.60%
Growth Benefit Fee...................0.50%
DB Fee......................................0.20%
IE Benefit Fee............................0.20%
Fee Frequency	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.
136

RIDER GRID VARIATIONS — (Continued)
Rider Name	Living Benefit Rider 2003	Living Benefit Rider 2004	Income SelectSM For Life[3]
Rider Form Number[1]	RGMB 1 0603 (2003)	RGMB 4 0504 (2004)	RGMB 18 0106 (w/o IE) RGMB 20 0106 (with IE)
Death Benefit	N/A	N/A	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of the annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the MRWA over the base policy death benefit and then this rider will terminate.
Designated Funds Available - Policyholders who add these riders may only invest in the investment options listed. Investment options may not be available as a designated fund based on rider issue date.
Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
PLEASE NOTE: These investment options may not be available on all products, may vary for certain policies and may not be available for all policies. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.	Must adhere to the Portfolio Allocation Method. See below.	Must adhere to the Portfolio Allocation Method. See below.	TA Aegon Government Money Market
TA Asset Allocation - Conservative
TA Asset Allocation - Moderate
TA Asset Allocation - Moderate Growth
TA International Moderate Growth
TA Multi-Managed Balanced
Fixed Account GPOs or DCA Accounts
Allocation Methods	Portfolio Allocation Method (PAM):
• This program will automatically allocate assets from the policyholder's separate accounts to a subaccount of our choosing when the policy value has dropped relative to the guaranteed amount.
• If the policy value increases enough in relation to the guaranteed amounts, the money may be moved back into the separate accounts (pro-rata based on the policyholder's current separate account values).
• The allocation of assets between the accounts is at our sole discretion but will initially use modern financial theory to determine the correct allocation.
• The policyholder may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options.
Current PAM Safe Fund: TA U.S. Government Securities	Portfolio Allocation Method (PAM):
• This program will automatically allocate assets from the policyholder's separate accounts to a subaccount of our choosing when the policy value has dropped relative to the guaranteed amount.
• If the policy value increases enough in relation to the guaranteed amounts, the money may be moved back into the separate accounts (pro-rata based on the policyholder's current separate account values).
• The allocation of assets between the accounts is at our sole discretion but will initially use modern financial theory to determine the correct allocation.
• The policyholder may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options.
		Current PAM Safe Fund: TA U.S. Government Securities	N/A
137

RIDER GRID VARIATIONS — (Continued)
Rider Name	Living Benefit Rider 2003	Living Benefit Rider 2004	Income SelectSM For Life[3]
Rider Form Number[1]	RGMB 1 0603 (2003)	RGMB 4 0504 (2004)	RGMB 18 0106 (w/o IE) RGMB 20 0106 (with IE)
Withdrawal Benefits - See “Living Benefits Rider Adjusted Partial Withdrawals” and “Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” appendices for examples showing the effect of withdrawals on the WB.	The GMWB guarantees a withdrawal amount regardless of the policy value. The policyholder has 2 withdrawal guarantees available. Once the rider is issued, values for both withdrawal guarantees will be calculated indefinitely as follows:
a) 7% Principal Back: The policyholder can withdraw up to 7% of the 7% Principal Back TWB per year until at least the time at which the 7% Principal Back MRWA has reached zero.
b) 5% For Life: The policyholder can withdraw up to 5% of the 5% For Life TWB each year starting with the Rider Anniversary following the annuitant's 59th birthday until at least the later of the death of the annuitant or the time when the 5% For Life MRWA* has reached zero.
* The MRWA represents the total minimum dollar amount of guaranteed withdrawals the policyholder has remaining provided they take no more than the MAWA each year.
• The policyholder does not have to take the entire MAWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.	The GMWB guarantees a withdrawal amount regardless of the policy value. The policyholder has 2 withdrawal guarantees available. Once the rider is issued, values for both withdrawal guarantees will be calculated indefinitely as follows:
a) 7% Principal Back: The policyholder can withdraw up to 7% of the 7% Principal Back TWB per year until at least the time at which the 7% Principal Back MRWA has reached zero.
b) 5% For Life: The policyholder can withdraw up to 5% of the 5% For Life TWB each year starting with the Rider Anniversary following the annuitant's 59th birthday until at least the later of the death of the annuitant or the time when the 5% For Life MRWA* has reached zero.
* The MRWA represents the total minimum dollar amount of guaranteed withdrawals the policyholder has remaining provided they take no more than the MAWA each year.
• The policyholder does not have to take the entire MAWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.	The MAWA that can be withdrawn per calendar year under this rider is equal to the TWB multiplied by the For Life Withdrawal Percentage based on the annuitant's2 attained age at the time of the first withdrawal.
• Starting with January 1st following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a MAWA available under the rider for withdrawal.
• On each January 1st following the Rider Date, the MAWA will be reset equal to the greater of:
 1) The For Life TWB multiplied by the For Life Withdrawal Percentage based on the annuitant's2 attained age, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire MAWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.
Automatic Step-Up Benefit	N/A	N/A	N/A
138

RIDER GRID VARIATIONS — (Continued)
Rider Name	Living Benefit Rider 2003	Living Benefit Rider 2004	Income SelectSM For Life[3]
Rider Form Number[1]	RGMB 1 0603 (2003)	RGMB 4 0504 (2004)	RGMB 18 0106 (w/o IE) RGMB 20 0106 (with IE)
Exercising Rider	“For Life” GMWB:
The policyholder is guaranteed to be able to withdraw up to the “For Life” MAWA until the later of 1) the annuitant's death or 2) the “For Life” MRWA is zero.
“Principal Back” GMWB:
The policyholder is guaranteed to be able to withdraw up to the “Principal Back” MAWA until the “Principal Back” MRWA is zero.
“GMAB”:
At the end of the GMAB waiting period (currently 10 years), should the policy value be less than the GFV, the GMAB feature will add the difference to the policy value on a pro-rata basis based on their current account value.
a) The addition to the policy will not be considered premium and should not affect any other policy calculations, including the GMDB calculations.
b) At the end of the waiting period, the GMAB will not provide any more benefits, unless the policyholder chooses to upgrade the rider.	“For Life” GMWB:
The policyholder is guaranteed to be able to withdraw up to the “For Life” MAWA until the later of 1) the annuitant's death or 2) the “For Life” MRWA is zero.
“Principal Back” GMWB:
The policyholder is guaranteed to be able to withdraw up to the “Principal Back” MAWA until the “Principal Back” MRWA is zero.
“GMAB”:
At the end of the GMAB waiting period (currently 10 years), should the policy value be less than the GFV, the GMAB feature will add the difference to the policy value on a pro-rata basis based on their current account value.
a) The addition to the policy will not be considered premium and should not affect any other policy calculations, including the GMDB calculations.
b) At the end of the waiting period, the GMAB will not provide any more benefits, unless the policyholder chooses to upgrade the rider.	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the MAWA each calendar year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2] this rider will pay an additional death benefit amount equal to the excess, if any, of the MRWA over the base policy death benefit.
Exercising the Income Enhancement Option: If qualifications are met, this optional feature doubles the income benefit percentage until the annuitant[2] is no longer confined (either has left the facility or deceased).
Qualifications:
–Confinement must be due to a medical necessity due to physical impairment; does not include dementia, Alzheimer's or other forms of mental illness.
–Must be the annuitant[2] who is confined.
–Waiting period of 1 year from the rider date before the increase in the income benefit percentage is applicable.
–Elimination period is 180 days within the last 12 months which can be satisfied during the waiting period.
–Proof of confinement is required. This may be a statement from a physician or a hospital or nursing facility administrator.
–Qualification standards can be met again on the annuitant's2 life.
Income Benefit or Other Benefit Payout Considerations	The GFV is the policy value we are guaranteeing on the GFV date. After the Rider Issue Date, the GFV is equal to the GFV on the Rider Issue Date, plus a percentage of premiums (not including premium enhancements) received after the Rider Date as shown in the table below, less an adjustment for withdrawals.
Year Rec'd% Added to GFV

 1.........................................100%
 2...........................................90%
 3...........................................80%
 4...........................................70%
 5...........................................60%
 6-10.....................................50%
 10+.........................................0%
At the end of the GMAB waiting period (currently 10 years), should the policy value be less than the GFV, we will add the difference to the policy value on a pro-rata basis based on their current policy value.	The GFV is the policy value we are guaranteeing on the GFV date. After the Rider Issue Date, the GFV is equal to the GFV on the Rider Issue Date, plus a percentage of premiums (not including premium enhancements) received after the Rider Date as shown in the table below, less an adjustment for withdrawals.
Year Rec'd% Added to GFV

 1.........................................100%
 2...........................................90%
 3...........................................80%
 4...........................................70%
 5...........................................60%
 6-10.....................................50%
 10+.........................................0%
At the end of the GMAB waiting period (currently 10 years), should the policy value be less than the GFV, we will add the difference to the policy value on a pro-rata basis based on their current policy value.	Growth: This optional feature rewards the policyholder for delaying their first withdrawal. The TWB will accumulate using the growth rate of 5% until the earlier of the first withdrawal or the 10th rider anniversary.
The income benefit percentage is determined by the annuitant's2 age at the time of the first withdrawal taken on or after January 1st following the annuitant's2 59th birthday. The income benefit percentage is as follows:
Age 1st WDFor Life WD%

 55-58..................................0.0%
 59-64..................................4.5%
 65-69..................................5.0%
 70-74..................................5.5%
 75-79..................................6.0%
 80-84..................................6.5%
 85-89..................................7.0%
 90-94..................................7.5%
 95+......................................8.0%
Please note that once established at the time of the first withdrawal, the income benefit percentage will not increase even though the annuitant's2 age increases.
139

RIDER GRID VARIATIONS — (Continued)
Rider Name	Living Benefit Rider 2003	Living Benefit Rider 2004	Income SelectSM For Life[3]
Rider Form Number[1]	RGMB 1 0603 (2003)	RGMB 4 0504 (2004)	RGMB 18 0106 (w/o IE) RGMB 20 0106 (with IE)
Rider Upgrade	Rider upgrades are not available.	• May upgrade anytime after the 5th Anniversary by terminating the rider and adding the new rider in place at that time, as long as the covered lives meet the age requirements in effect at that time.
• Must be prior to the annuitant's 86th birthday
• An upgrade will reset the MRWA, TWB, MAWA and the GFV values.
• Rider Fee will be the fee that applies to the new rider at the time of upgrade.	• Upgrades allowed within 30 day window following the 1st rider anniversary and each rider anniversary thereafter.
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 81 years old.
• An upgrade will reset the MRWA, TWB, MAWA and the Income Benefit Percentage determination.
• Rider Fee will be the fee that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.
Rider Termination	• The rider will be terminated upon policy surrender, annuitization or upgrade.
• The policyholder must wait 5 years from the Rider Start Date to terminate.
• After the five-year waiting period, the policyholder may terminate the rider at any time.
• The rider will be terminated the date we receive written notice from you requesting termination.	• The rider will be terminated upon policy surrender, annuitization or upgrade.
• The policyholder must wait 5 years from the Rider Start Date to terminate.
• After the five-year waiting period, the policyholder may terminate the rider at any time.
• The rider will be terminated the date we receive written notice from you requesting termination.	• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each rider anniversary.
• The rider will be terminated the date we receive written notice from you requesting termination.

Rider Name	Retirement Income Choice®	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]
Rider Form Number[1]	RGMB 27 0108 (w/o IE) RGMB 29 0108 (with IE)	RGMB 31 0708 (w/o IE) RGMB 33 0708 (with IE)	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)
Purpose of Rider	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the RWA each rider year until the death of the annuitant.[2]
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the RWA each rider year until the death of the annuitant.[2]
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the RWA each rider year until the death of the annuitant.[2]
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.
140

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice®	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]
Rider Form Number[1]	RGMB 27 0108 (w/o IE) RGMB 29 0108 (with IE)	RGMB 31 0708 (w/o IE) RGMB 33 0708 (with IE)	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)
Availability	• Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.	• Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.	• Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
Base Benefit and Optional Fees at issue
Percentage of WB. Additional option fees would be added to the base.

Single Life
(prior to 11/4/13)
Base Fee.....................................0.60%
DB Fee......................................0.25%
IE Benefit Fee............................0.15%
Joint Life
(prior to 11/4/13)
Base Fee.....................................0.90%
DB Fee......................................0.20%
IE Benefit Fee............................0.30%
Percentage of WB. Additional option fees would be added to the base.

Single Life
(1/19/09 - 11/3/13)
Base Fee.....................................0.90%
DB Fee......................................0.25%
IE Benefit Fee............................0.15%
(11/10/08 - 1/18/09)
Base Fee.....................................0.75%
DB Fee......................................0.25%
IE Benefit Fee............................0.15%
Joint Life
(1/19/09 - 11/3/13)
Base Fee.....................................0.90%
DB Fee......................................0.20%
IE Benefit Fee............................0.30%
(11/10/08 - 1/18/09)
Base Fee.....................................0.75%
DB Fee......................................0.20%
IE Benefit Fee............................0.30%
Fee based on designated allocation groups and the optional benefits selected. If you elect a combination of designated allocations from among the various groups below, then your fee will be based on a weighted average of your choices.

Base Benefit Fees
(2/21/11 - 11/3/13)
Group A....................................1.40%
Group B....................................1.00%
Group C....................................0.45%
Additional option fees would be added to the base and are as follows:
DB Single Life...........................0.25%
DB Joint Life.............................0.20%
IE Single Life.............................0.15%
IE Joint Life..............................0.30%
Base Benefit Fees
(9/21/09 - 2/2011)
Group A....................................1.25%
Group B....................................0.90%
Group C....................................0.40%
Additional option fees would be added to the base and are as follows:
DB Single Life...........................0.25%
DB Joint Life.............................0.20%
IE Single Life.............................0.15%
IE Joint Life..............................0.30%
141

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice®	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]
Rider Form Number[1]	RGMB 27 0108 (w/o IE) RGMB 29 0108 (with IE)	RGMB 31 0708 (w/o IE) RGMB 33 0708 (with IE)	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)
Fee Frequency	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• The fee is calculated at issue and each subsequent rider quarter for the upcoming quarter based on the fund values and WB at that point in time and stored.
• Deducted at each rider quarterversary in arrears during the accumulation phase.
• The fee is calculated on a quarterly basis and varies depending on the fund allocation option you have chosen.
• A “rider fee adjustment” will be applied for transfers between allocation groups and for subsequent premium payments and withdrawals that change the withdrawal base.
• The base rider fee adjustment will be calculated using the same formula as the base rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period.
• The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.
• A pro-rated fee is deducted at the time the rider is terminated or upgraded.
Death Benefit	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.
The RDB does not reset due to the automatic step-up feature.	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.
The RDB does not reset due to the automatic step-up feature.	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.
The RDB does not reset due to the automatic step-up feature.
142

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice®	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]
Rider Form Number[1]	RGMB 27 0108 (w/o IE) RGMB 29 0108 (with IE)	RGMB 31 0708 (w/o IE) RGMB 33 0708 (with IE)	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)
Designated Funds Available - Policyholders who add these riders may only invest in the investment options listed. Investment options may not be available as a designated fund based on rider issue date.
Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
PLEASE NOTE: These investment options may not be available on all products, may vary for certain policies and may not be available for all policies. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.	AB Balanced Wealth Strategy Portfolio
American Funds - Asset Allocation Fund
American Funds - Bond Fund
Fidelity VIP Balanced Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund
State Street Total Return V.I.S. Fund
TA Aegon Government Money Market
TA Aegon U.S. Government Securities
TA AB Dynamic Allocation
TA Asset Allocation - Conservative
TA Asset Allocation - Moderate Growth
TA Asset Allocation - Moderate
TA BlackRock Global Allocation
TA BlackRock Tactical Allocation
TA International Moderate Growth
TA JPMorgan Core Bond
TA JPMorgan Tactical Allocation
TA Managed Risk – Balanced ETF
TA Managed Risk – Conservative ETF
TA Managed Risk – Growth ETF
TA Multi-Managed Balanced
TA PineBridge Inflation Opportunities
TA PIMCO Total Return
TA QS Investors Active Asset Allocation - Conservative
TA QS Investors Active Asset Allocation – Moderate Growth
TA QS Investors Active Asset Allocation - Moderate
Fixed Account GPOs or DCA Accounts	AB Balanced Wealth Strategy Portfolio
American Funds - Asset Allocation Fund
American Funds - Bond Fund
Fidelity VIP Balanced Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund
State Street Total Return V.I.S. Fund
TA Aegon Government Money Market
TA Aegon U.S. Government Securities
TA AB Dynamic Allocation
TA Asset Allocation - Conservative
TA Asset Allocation - Moderate Growth
TA Asset Allocation - Moderate
TA BlackRock Global Allocation
TA BlackRock Tactical Allocation
TA International Moderate Growth
TA JPMorgan Core Bond
TA JPMorgan Tactical Allocation
TA Managed Risk – Balanced ETF
TA Managed Risk- Conservative ETF
TA Managed Risk – Growth ETF
TA Multi-Managed Balanced
TA PineBridge Inflation Opportunities
TA PIMCO Total Return
TA QS Investors Active Asset Allocation - Conservative
TA QS Investors Active Asset Allocation – Moderate Growth
TA QS Investors Active Asset Allocation - Moderate
Fixed Account GPOs or DCA Accounts	Designated Allocation Group A
AB Balanced Wealth Strategy Portfolio
American Funds - Asset Allocation Fund
Fidelity VIP Balanced Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund
State Street Total Return V.I.S. Fund
TA Asset Allocation - Moderate Growth
TA BlackRock Smart Beta 50
TA BlackRock Global Allocation Managed Risk - Growth
TA International Moderate Growth
TA Managed Risk – Growth ETF
TA Multi-Managed Balanced
TA QS Investors Active Asset Allocation – Moderate Growth
Designated Allocation Group B
TA Asset Allocation – Moderate
TA American Funds Managed Risk - Balanced
TA BlackRock Global Allocation
TA BlackRock Global Allocation Managed Risk - Balanced
TA BlackRock Tactical Allocation
TA Managed Risk – Balanced ETF
TA QS Investors Active Asset Allocation - Moderate
Designated Allocation Group C
American Funds - Bond Fund
TA Aegon Government Money Market
TA Aegon U.S. Government Securities
TA AB Dynamic Allocation
TA Asset Allocation - Conservative
TA JPMorgan Core Bond
TA JPMorgan Tactical Allocation
TA Managed Risk – Conservative ETF
TA PineBridge Inflation Opportunities
TA PIMCO Total Return
TA QS Investors Active Asset Allocation - Conservative
Fixed Account
Allocation Methods	N/A	N/A	N/A
143

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice®	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]
Rider Form Number[1]	RGMB 27 0108 (w/o IE) RGMB 29 0108 (with IE)	RGMB 31 0708 (w/o IE) RGMB 33 0708 (with IE)	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)
Withdrawal Benefits - See “Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” appendix for examples showing the effect of withdrawals on the WB.
The percentage is determined by the attained age of the annuitant[2] at the time of the first withdrawal.

Age 1st WDFor Life WD%
 0-58....................................0.0%
 59-69..................................5.0%
 70-79..................................6.0%
 80+......................................7.0%
• Starting the rider anniversary following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.
• On each rider anniversary, the RWA will be reset equal to the greater of:
 1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and
 2) the RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire RWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next rider year.
The percentage is determined by the attained age of the annuitant[2] at the time of the first withdrawal.

Age 1st WDSingle Life WD%
 0-58....................................0.0%
 59-69..................................5.0%
 70-79..................................6.0%
 80+......................................7.0%
Age 1st WDJoint Life WD%

 0-58....................................0.0%
 59-69..................................4.5%
 70-79..................................5.5%
 80+ .....................................6.5%
• Starting the rider anniversary following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.
• On each rider anniversary, the RWA will be reset equal to the greater of:
 1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire RWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next rider year.
The percentage (after 2/1/2010) is determined by the attained age of the annuitant[2] at the time of the first withdrawal.

Age 1st WDSingle Life WD%
 0 - 58..................................0.0%
 59-64..................................4.0%
 65-74..................................5.0%
 75 + .....................................6.0%
Age 1st WDJoint Life WD%
 0 - 58..................................0.0%
 59-64..................................3.5%
 65-74..................................4.5%
 75 + .....................................5.5%
NOTE: Prior to 2/1/2010 the age bands regarding the withdrawal percentages above were as follows:
 0-58 59-69 70-79 80+
• Starting the rider anniversary following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.
• On each rider anniversary, the RWA will be reset equal to the greater of:
 1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire RWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next rider year.
144

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice®	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]
Rider Form Number[1]	RGMB 27 0108 (w/o IE) RGMB 29 0108 (with IE)	RGMB 31 0708 (w/o IE) RGMB 33 0708 (with IE)	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)
Automatic Step-Up Benefit	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary;
3) The highest policy value on a rider monthiversarySM*; or
4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**
* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.
** Item 4) is set to zero after the first 10 rider years or if there have been any withdrawals in the current rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow us to change the rider fee percentage after the 5th rider anniversary.
• If the largest value is 1) or 4) above, this is not considered a step-up.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary;
3) The highest policy value on a rider monthiversarySM*; or
4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**
* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.
** Item 4) is set to zero after the first 10 rider years or if there have been any withdrawals in the current rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow us to change the rider fee percentage after the 5th rider anniversary.
• If the largest value is 1) or 4) above, this is not considered a step-up.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary;
3) The highest policy value on a rider monthiversarySM*; or
4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**
* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.
** Item 4) is set to zero after the first 10 years or if there have been any withdrawals in the current rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow us to change the rider fee percentage after the 5th rider anniversary.
• If the largest value is 1) or 4) above, this is not considered a step-up.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee. Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.
NOTE: The benefit percentage will also increase if you have crossed into another age band prior to an automatic step-ups after the election date.
145

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice®	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]
Rider Form Number[1]	RGMB 27 0108 (w/o IE) RGMB 29 0108 (with IE)	RGMB 31 0708 (w/o IE) RGMB 33 0708 (with IE)	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)
Exercising Rider	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each calendar year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the greater of the base policy death benefit or any GMDB.
Exercising the Income Enhancement Option:
If qualifications are met, this optional feature doubles the income benefit percentage until the annuitant[2] is no longer confined (either has left the facility or deceased).
Qualifications:
–Confinement must be due to a medical necessity due to physical or cognitive ailment.
–Must be the annuitant[2] who is confined.
–Waiting period of 1 year from the rider date before the increase in the income benefit percentage is applicable.
–Elimination period is 180 days within the last 12 months which can be satisfied during the waiting period.
–Proof of confinement is required. This may be a statement from a physician or a hospital or nursing facility administrator.
–Qualification standards can be met again on the annuitant's2 life.	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each calendar year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the greater of the base policy death benefit or any GMDB.
Exercising the Income Enhancement Option:
If qualifications are met, this optional feature doubles the income benefit percentage until the annuitant[2] is no longer confined (either has left the facility or deceased).
Qualifications:
–Confinement must be due to a medical necessity due to physical or cognitive ailment.
–Must be the annuitant[2] who is confined.
–Waiting period of 1 year from the rider date before the increase in the income benefit percentage is applicable.
–Elimination period is 180 days within the last 12 months which can be satisfied during the waiting period.
–Proof of confinement is required. This may be a statement from a physician or a hospital or nursing facility administrator.
–Qualification standards can be met again on the annuitant's2 life.	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each rider year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the greater of the base policy death benefit or any GMDB.
Exercising the Income Enhancement Option:
If qualifications are met, this optional feature doubles the income benefit percentage until the annuitant[2] is no longer confined (either has left the facility or deceased).
Qualifications:
–Confinement must be due to a medical necessity due to physical or cognitive ailment.
–Must be the annuitant[2] who is confined.
–Waiting period of 1 year from the rider date before the increase in the income benefit percentage is applicable.
–Elimination period is 180 days within the last 12 months which can be satisfied during the waiting period.
–Proof of confinement is required. This may be a statement from a physician or a hospital or nursing facility administrator.
–Qualification standards can be met again on the annuitant's2 life.
Income Benefit or Other Benefit Payout Considerations	Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.
NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.	Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.
Double Withdrawal Base Feature: If no withdrawals have been made within the first 10 rider years or the anniversary following attained age 67, the WB on that rider anniversary will be the greater of;
1) the current WB; or
2) premiums applied within 90 days of the rider date multiplied by 2.
NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.	Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.
NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.
146

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice®	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]
Rider Form Number[1]	RGMB 27 0108 (w/o IE) RGMB 29 0108 (with IE)	RGMB 31 0708 (w/o IE) RGMB 33 0708 (with IE)	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)
Rider Upgrade	• Upgrades allowed within a 30 day window following each successive 5th rider anniversary.
• Rider availability and fees may vary at time of upgrade
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.
• An upgrade will reset the WB, RDB, RWA and Income Benefit determination.
• Rider Fee Percentage will be the fee percentage that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.	• Upgrades allowed within a 30 day window following each successive 5th rider anniversary.
• Rider availability and fees may vary at time of upgrade
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.
• An upgrade will reset the WB, RDB, RWA and Income Benefit determination.
• Rider Fee Percentage will be the fee percentage that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.	• Upgrades allowed within a 30 day window following each successive 5th rider anniversary.
• Rider availability and fees may vary at time of upgrade
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.
• An upgrade will reset the WB and RDB.
• Rider Fee Percentage will be the fee percentage that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.
Rider Termination	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each successive 5th rider anniversary.
• After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.
• The rider will be terminated the date we receive written notice from you requesting termination.	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each successive 5th rider anniversary.
• After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.
• The rider will be terminated the date we receive written notice from you requesting termination.	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each successive 5th rider anniversary.
• After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.
• The rider will be terminated the date we receive written notice from you requesting termination.

Rider Name	Retirement Income Choice® 1.2[3]	Income LinkSM3
Rider Form Number[1]	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)	RGMB 39 0110
Purpose of Rider	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the RWA each rider year until the death of the annuitant.[2]
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.	This is a GLWB rider that guarantees tiered withdrawals for the annuitant's2 lifetime.
• The policyholder can withdraw (required to use systematic withdrawals) the RWA each rider year until the death of the annuitant[2].
• This benefit is intended to provide a level of tiered payments regardless of the performance of the designated variable investment option you select.
147

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® 1.2[3]	Income LinkSM3
Rider Form Number[1]	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)	RGMB 39 0110
Availability	• Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.	• Issue age 55-80, but not yet 81 years old (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
Base Benefit and Optional Fees at issue	Fee based on designated allocation groups and the optional benefits selected. If you elect a combination of designated allocations from among the various groups below, then your fee will be based on a weighted average of your choices.
Base Benefit Fees

(12/12/11 - 11/3/13)
OAM Option.................................................1.25%
Group A.........................................................1.55%
Group B.........................................................1.10%
Group C.........................................................0.70%
Additional option fees would be added to the base and are as follows:
DB Single Life................................................0.25%
DB Joint Life..................................................0.20%
IE Single Life..................................................0.30%
IE Joint Life....................................................0.50%
Base Benefit Fees

(2/21/11 - 12/12/11):
OAM Option.................................................1.20%
Group A.........................................................1.40%
Group B.........................................................1.00%
Group C.........................................................0.45%
Additional option fees would be added to the base and are as follows:
DB Single Life................................................0.25%
DB Joint Life..................................................0.20%
IE Single Life..................................................0.15%
IE Joint Life....................................................0.30%
Base Benefit Fees

(5/1/09 - 2/20/11):
OAM Option.................................................1.10%
Group A.........................................................1.25%
Group B.........................................................0.90%
Group C.........................................................0.40%
Additional option fees would be added to the base and are as follows:
DB Single Life................................................0.25%
DB Joint Life..................................................0.20%
IE Single Life..................................................0.15%
	IE Joint Life....................................................0.30%	Percentage of TWB - 0.90% for Single and Joint Life Riders (prior to 11/3/2013)
148

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® 1.2[3]	Income LinkSM3
Rider Form Number[1]	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)	RGMB 39 0110
Fee Frequency	• The fee is calculated at issue and each subsequent rider quarter for the upcoming quarter based on the fund values and WB at that point in time and stored.
• Deducted at each rider quarterversary in arrears during the accumulation phase.
• The fee is calculated on a quarterly basis and varies depending on the fund allocation option you have chosen.
• A “rider fee adjustment” will be applied for transfers between allocation groups and for subsequent premium payments and withdrawals that change the withdrawal base.
• The base rider fee adjustment will be calculated using the same formula as the base rider fee.
• The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.
• A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• The fee is calculated at issue and each subsequent calendar rider quarter for the upcoming quarter based on the fund values and WB at that point in time and stored.
• Deducted at each rider quarterversary in arrears during the accumulation phase.
• The fee is adjusted for new deposits that increase the WB and decreased for withdrawals that are not ILSW or RMD systematic withdrawals.
• The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.
• A pro-rated fee is assessed at the time of rider termination or full surrender.
Death Benefit	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.
	The RDB does not reset due to the automatic step-up feature.	N/A
149

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® 1.2[3]	Income LinkSM3
Rider Form Number[1]	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)	RGMB 39 0110
Designated Funds Available - Policyholders who add these riders may only invest in the investment options listed. Investment options may not be available as designated fund based on rider issue date.
Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
PLEASE NOTE: These investment options may not be available on all products, may vary for certain policies and may not be available for all policies. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.	Designated Allocation Group A
AB Balanced Wealth Strategy Portfolio
American Funds - Asset Allocation Fund
Fidelity VIP Balanced Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund
State Street Total Return V.I.S. Fund
TA Asset Allocation - Moderate Growth
TA BlackRock Smart Beta 50
TA BlackRock Global Allocation Managed Risk - Growth
TA International Moderate Growth
TA Janus Balanced
TA Legg Mason Dynamic Allocation - Growth
TA Managed Risk – Growth ETF
TA Multi-Managed Balanced
TA PIMCO Tactical - Growth
TA QS Investors Active Asset Allocation – Moderate Growth
Designated Allocation Group B
TA American Funds Managed Risk - Balanced
TA Asset Allocation - Moderate
TA BlackRock Global Allocation
TA BlackRock Global Allocation Managed Risk - Balanced
TA BlackRock Tactical Allocation
TA Legg Mason Dynamic Allocation - Balanced
TA Managed Risk – Balanced ETF
TA Market Participation Strategy
TA PIMCO Tactical - Balanced
TA QS Investors Active Asset Allocation – Moderate
Designated Allocation Group C
American Funds Bond Fund
TA Aegon Government Money Market
TA Aegon US Government Securities
TA AB Dynamic Allocation
TA Asset Allocation - Conservative
TA JPMorgan Core Bond
TA JPMorgan Tactical Allocation
TA Managed Risk – Conservative ETF
TA PineBridge Inflation Opportunities
TA PIMCO Tactical - Conservative
TA PIMCO Total Return
TA QS Investors Active Asset Allocation - Conservative
Fixed Account	American Funds Bond Fund
TA Aegon Government Money Market
TA Aegon U.S. Government Securities
TA AB Dynamic Allocation
TA Asset Allocation - Conservative
TA JP Morgan Core Bond
TA JP Morgan Tactical Allocation
TA Managed Risk – Conservative ETF
TA PineBridge Inflation Opportunities
TA PIMCO Tactical Conservative
TA PIMCO Total Return
TA QS Investors Active Asset Allocation - Conservative
Fixed Account
Allocation Methods	Open Allocation Method (OAM):
• This program will automatically allocate assets from the policyholder's separate accounts to a subaccount of our choosing when the policy value has dropped relative to the guaranteed amount.
• If the policy value increases enough in relation to the guaranteed amounts, the money will be moved back into the separate accounts (pro-rata based on the policy holder's current separate account values).
• The allocation of assets between the accounts is at our sole discretion but will initially use modern financial theory to determine the correct allocation.
• The policyholder may not allocate premium payments to, nor transfer policy value into or out of the OAM investment options.
	Current OA Subaccount: TA ProFund UltraBear	N/A
150

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® 1.2[3]	Income LinkSM3
Rider Form Number[1]	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)	RGMB 39 0110
Withdrawal Benefits - See “Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” and “Adjusted Partial Withdrawals - Income Link” appendices for examples showing the effect of withdrawals on the WB.
The percentage (after 12/12/2011) is determined by the attained age of the annuitant[2] at the time of the first withdrawal.

Age 1st WDSingle Life WD%
 0 - 58........................................................0.0%
 59-64........................................................4.0%
 65-79........................................................5.0%
 80 + .........................................................6.0%
Age 1st WDJoint Life WD%
 0 - 58........................................................0.0%
 59-64........................................................3.5%
 65-79........................................................4.5%
 80 + ..........................................................5.5%
NOTE: Prior to 2/1/2010 the age bands regarding the withdrawal percentages above were as follows:
 0-58 59-69 70-79 80+
–After 2/1/2010 and prior to 12/12/2011 the age bands regarding the withdrawal percentages above were as follows:
 0-58 59-64 65-74 75+
• Starting the rider anniversary following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.
• On each rider anniversary, the RWA will be reset equal to the greater of:
 1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire RWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next rider year.	Withdrawal Option Election Date - This is the date the withdrawal option is selected by the policy owner.
ILSD - This is the date the policy owner elects to begin receiving payments.
ILWY - This is each 12 month period beginning on the ILSD and establishes the time period for withdrawing your RWA and is reset at the beginning of each withdrawal year.
ILSW - There are 4 systematic payment options specific to this rider. Any withdrawal that is not an ILSW will be considered an excess withdrawal.
The withdrawal percentage is used to calculate the RWA and is determined by electing a withdrawal option, which is not required to elect at the time of issue. Once selected, the ILSWs are not required to begin immediately. Your withdrawal option is not locked in until the ILSD and the percentage is not recalculated at the time of an automatic step-up. Withdrawal options are as listed below:
Single Life
5% for 7 years and 4% thereafter
6% for 6 years and 4% thereafter
7% for 5 years and 4% thereafter
8% for 4 years and 4% thereafter
9% for 3 years and 4% thereafter
10% for 2 years and 4% thereafter
Joint Life
4.5% for 7 years and 3.5% thereafter
5.5% for 6 years and 3.5% thereafter
6.5% for 5 years and 3.5% thereafter
7.5% for 4 years and 3.5% thereafter
8.5% for 3 years and 3.5% thereafter
9.5% for 2 years and 3.5% thereafter
On each ILSD and the beginning of each ILWY thereafter, the RWA is equal to the withdrawal option percentage multiplied by the withdrawal base.
Automatic Step-Up Benefit	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary;
3) The highest policy value on a rider monthiversarySM*; or
4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**
* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.
** Item 4) is set to zero after the first 10 years or if there have been any withdrawals in the current rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow us to change the rider fee percentage after the 5th rider anniversary.
• If the largest value is 1) or 4) above, this is not considered a step-up.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.
NOTE: The benefit percentage will also increase if you have crossed into another age band prior to an automatic step-ups after the election date.	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary; or
3) The highest policy value on a rider monthiversarySM for the current rider year*
* Item 3) is set to zero if there have been any withdrawals that are not ILSW or RMD systematic withdrawals in the current rider year. The highest monthly value is the largest policy value on each rider monthiversary during the rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow us to change the rider fee percentage.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.
151

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® 1.2[3]	Income LinkSM3
Rider Form Number[1]	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)	RGMB 39 0110
Exercising Rider	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each rider year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the greater of the base policy death benefit or any GMDB.
Exercising the Income Enhancement Option:
If qualifications are met, this optional feature doubles the income benefit percentage until the annuitant[2] is no longer confined (either has left the facility or deceased).
Qualifications:
–Confinement must be due to a medical necessity due to physical or cognitive ailment.
–Must be the annuitant[2] who is confined.
–Waiting period of 1 year from the rider date before the increase in the income benefit percentage is applicable.
–Elimination period is 180 days within the last 12 months which can be satisfied during the waiting period.
–Proof of confinement is required. This may be a statement from a physician or a hospital or nursing facility administrator.
	–Qualification standards can be met again on the annuitant's2 life.	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each withdrawal year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Income Benefit or Other Benefit Payout Considerations	Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.
NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.	Systematic Withdrawal Options:
1. 72t/72q SPO - This allows fixed level payments that will not change for at least 5 years and payments will not exceed RWA. Only 5, 6 and 7 year options available.
2. RMD Only SPO - This allows a modal amount equal to the annual RMD requirement for the current calendar year less all withdrawals taken in current calendar year divided by the number of payments remaining in the calendar year. Will not reduce RWA and is only available prior to ILSD.
3. RWA SPO no RMD kick out - Allows modal payments of the remaining RWA divided by the number of payments remaining in the current withdrawal year. Payments will be adjusted for any step-ups, premium additions or excess withdrawals and will reduce the RWA with each payment.
4. RWA SPO with RMD kick out - This allows for payments equal to #3 above with an additional payment to satisfy the RMD paid on December 27th each calendar year. Modal payments are not affected by this RMD payment.
152

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® 1.2[3]	Income LinkSM3
Rider Form Number[1]	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)	RGMB 39 0110
Rider Upgrade	• Upgrades allowed within a 30 day window following each successive 5th rider anniversary.
• Rider availability and fees may vary at time of upgrade
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.
• An upgrade will reset the WB and RDB.
• Rider Fee Percentage will be the fee percentage that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.	• No upgrades allowed, however the owner may terminate the existing rider any time after the 5th rider anniversary and add the new rider in place at that time, as long as the covered lives meet the age requirements in effect at that time.
• New rider addition will be subject to issue age restrictions of the rider at the time of termination and re-addition. Currently the maximum age is 80 years old.
• Rider availability and fees are subject to what applies to the new rider being added.
Rider Termination	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each successive 5th rider anniversary.
• The rider will be terminated the date we receive written notice from you requesting termination.
• After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed at any time after the 5th rider anniversary.
• The rider will be terminated the date we receive written notice from you requesting termination.
• After termination, there is no wait period to re-add the rider, assuming the rider is still available.
(1)	Rider form number may be found on the bottom left corner of your rider pages.
(2)	If the rider's Joint Life option has been elected for an additional fee, the benefits and features available could differ from the Single Life Option based on the age of the annuitant's spouse.
(3)	This rider and additional options may vary for certain policies and may not be available for all policies. This disclosure explains the material features of the riders. The application and operation of the riders are governed by the terms and conditions of the rider itself.
153

APPENDIX
Guaranteed Lifetime Withdrawal Benefit
Adjusted Partial withdrawals - Income LinkSM Rider (No Longer Available)
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Withdrawal Base (“WB”)
2.	Rider Withdrawal Amount (“RWA”)
3.	Income LinkSM Rider Systematic Withdrawals (“ILSW”)
Withdrawal Base.  Income LinkSM rider systematic withdrawals (and certain minimum required distributions) will not reduce the withdrawal base. Non-Income LinkSM rider systematic withdrawals (and minimum required distributions calculated other than as provided for in the rider or not taken via a systematic withdrawal program) will reduce the withdrawal base by an amount equal to the greater of:
1)	the amount of the non-Income LinkSM rider systematic withdrawal (or non-qualifying minimum required distribution); and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the amount in 1 above;
B	is the policy value prior to the withdrawal; and
C	is the withdrawal base prior to the withdrawal.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under this guaranteed lifetime withdrawal benefit.
Assumptions:
WB = $100,000
RWA = 6% withdrawal would be $6,000 (6% of the current $100,000 withdrawal base)
ILSW = $500 per month
Non-ILSW = $10,000 (taken after the eighteenth monthly Income LinkSM rider systematic withdrawal)
PV = $90,000
Assumes single life withdrawal option of 6% for 6 years and 4% thereafter has been elected. Non-Income LinkSM rider systematic withdrawal occurs during the second Income LinkSM rider withdrawal year (which means the withdrawal percentage is 6%).
Result. For the guaranteed lifetime withdrawal benefit, because there was a non-Income LinkSM rider systematic withdrawal, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount and Income LinkSM rider systematic withdrawal amount calculated.
New withdrawal base:
Step One. The withdrawal base is reduced only by the amount of the non-Income LinkSM rider systematic withdrawal or the pro rata amount, if greater.
Step Two. Calculate how much the withdrawal base is affected by the non-Income LinkSM rider systematic withdrawal.
1.	The formula is (Non-ILSW / (PV before withdrawal)) * WB before any adjustments
2.	($10,000 / ($90,000)) * $100,000 = $11,111
Step Three. Which is larger, the actual $10,000 non-Income LinkSM rider systematic withdrawal or the $11,111 pro rata amount?
$11,111 pro rata amount.
Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?
$100,000 - $11,111 = $88,889
Result. The new withdrawal base is $88,889. Please note the percentage reduction in the withdrawal base is used in calculating the revised RWA and ILSW.
New rider withdrawal amount:
Because the withdrawal base was adjusted (due to the non-Income LinkSM rider systematic withdrawal) we have to calculate a new (remaining) rider withdrawal amount. This calculation assumes no more non-Income LinkSM rider systematic withdrawal activity prior to the next Income LinkSM rider withdrawal year.
Question: What is the new (remaining) rider withdrawal amount for the remainder of the Income LinkSM rider withdrawal year?
$3,000 (the remaining rider withdrawal amount) - ($3,000*11.11%) = $2,667
154

Guaranteed Lifetime Withdrawal BenefitAdjusted Partial withdrawals - Income LinkSM
Rider (No Longer Available) — (Continued)
Result. Going forward, the maximum you can take out in a benefit year without causing a negative withdrawal base adjustment and further reduction of the withdrawal base (assuming there are no future automatic step-ups) is $5,333.
New Income LinkSM rider systematic withdrawal amount:
Because the withdrawal base was adjusted (due to the non-Income LinkSM rider systematic withdrawal) we have to calculate a new Income LinkSM rider systematic withdrawal amount. This calculation assumes no more non-Income LinkSM rider systematic withdrawal activity prior to the next Income LinkSM rider withdrawal year.
Question: What is the new Income LinkSM rider systematic withdrawal amount?
$500 (the old Income LinkSM rider systematic withdrawal amount) - ($500*11.11%) = $444
Result. Going forward (until the seventh Income LinkSM rider withdrawal year), the Income LinkSM rider systematic withdrawal amount (assuming there are no future automatic step-ups) is $444.
155

Transamerica Landmark Variable Annuity
Issued by
TRANSAMERICA LIFE INSURANCE COMPANY
Supplement Dated May 1, 2017
to the
Prospectus Dated May 1, 2017
This Prospectus Supplement must be accompanied or preceded
by the Prospectus for the
Transamerica Landmark Variable Annuity dated May 1, 2017
The following investment choices are hereby added to your policy:
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Fund	BlackRock Basic Value V.I. Fund	BlackRock Advisors, LLC.
Investment Objective: Capital appreciation with secondary objective of income.
BlackRock High Yield V.I. Fund - Class I Shares	BlackRock High Yield V.I. Fund - Class I Shares	BlackRock Advisors, LLC.
Investment Objective: High level of current income with a secondary objective of capital appreciation when consistent with primary objective.
TRANSAMERICA SERIES TRUST
TA BlackRock Equity Smart Beta 100 - Service Class	Transamerica BlackRock Equity Smart Beta 100 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation.
TA BlackRock Smart Beta 50 - Service Class	Transamerica BlackRock Smart Beta 50 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation and capital preservation.
TA BlackRock Smart Beta 75 - Service Class	Transamerica BlackRock Smart Beta 75 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation with capital preservation as a secondary objective.
TA International Equity Index - Service Class(1)	Transamerica International Equity Index VP - Service Class(1)	SSGA Funds Management, Inc.(1)
Investment Objective: Seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada.
TA U.S. Equity Index - Service Class(2)	Transamerica U.S. Equity Index VP - Service Class(2)	SSGA Funds Management, Inc.(2)
Investment Objective: Seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.
(1)	Effective on or about May 1, 2017, Transamerica International Equity Index VP subadvised by SSGA Funds Management, Inc. will be added.
(2)	Effective on or about May 1, 2017, Transamerica U.S. Equity Index VP subadvised by SSGA Funds Management, Inc. will be added.
The following subaccount will only be available to owners that held an investment in this subaccount on May 1, 2009. However, if any such owner surrenders all of his or her money from this subaccount after May 1. 2009, that owner may not reinvest in this subaccount.
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund	BlackRock Global Allocation V.I. Fund	BlackRock Advisors, LLC.
Investment Objective: High total investment return.
All terms used that are not defined in this supplement shall have the same meanings as the same terms used in the prospectus.
The following hereby amends, and to the extent inconsistent replaces, the corresponding Section 3 in the body of the prospectus.
We have developed this variable annuity product in cooperation with Merrill Lynch, and have included underlying fund portfolios based on their recommendations; their selection criteria may differ from our selection criteria.
The following hereby amends, and to the extent inconsistent replaces, the corresponding Section 5 in the body of the prospectus.
1

The chart below provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis:
Incoming Payments to the Company and TCI
Fund	Maximum Fee % of assets
BlackRock Variable Series Fund, Inc.	0.10%
2

The following information hereby supplements the corresponding APPENDIX contained in the prospectus.
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses available on December 31, 2011. Should the total separate account expense applicable to your policy fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by:
calling:	(800) 525-6205
writing:	Transamerica Life Insurance Company
4333 Edgewood Road NE
Cedar Rapids, IA 52499-0001

Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.603220 $1.624695 $1.557048 $1.374618 $1.244742 $1.317934 $1.226543 $1.011675 $1.000000	$1.631346 $1.603220 $1.624695 $1.557048 $1.374618 $1.244742 $1.317934 $1.226543 $1.011675	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.497861 $1.517820 $1.479727 $1.229207 $1.087157 $1.102698 $1.007062 $0.989756	$1.595065 $1.497861 $1.517820 $1.479727 $1.229207 $1.087157 $1.102698 $1.007062	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.036969 $1.062583 $1.037063 $1.089096 $1.062133 $1.028491 $0.992791 $1.000877	$1.039007 $1.036969 $1.062583 $1.037063 $1.089096 $1.062133 $1.028491 $0.992791	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.322667 $1.350208 $1.257323 $1.079898 $0.963674 $1.026512 $0.893065 $0.661459 $1.000000	$1.381228 $1.322667 $1.350208 $1.257323 $1.079898 $0.963674 $1.026512 $0.893065 $0.661459	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount Inception Date November 10, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.598704 $1.749442 $1.746875 $1.449117 $1.291113 $1.347141 $1.253768 $0.989022 $1.000000	$1.759660 $1.598704 $1.749442 $1.746875 $1.449117 $1.291113 $1.347141 $1.253768 $0.989022	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
3

Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
State Street Total Return V.I.S. Fund - Class 3(2)(4) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.211583 $1.260621 $1.231551 $1.102725 $1.008535 $1.068314 $1.002704 $0.988788	$1.252159 $1.211583 $1.260621 $1.231551 $1.102725 $1.008535 $1.068314 $1.002704	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA AB Dynamic Allocation - Service Class Subaccount Inception Date August 16, 2010	2016 2015 2014 2013 2012 2011 2010	$1.117341 $1.149531 $1.117818 $1.071415 $1.037662 $1.045621 $1.000000	$1.112394 $1.117341 $1.149531 $1.117818 $1.071415 $1.037662 $1.045621	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon Government Money Market - Service Class Subaccount Inception Date July 3, 1997	2016 2015 2014 2013 2012 2011 2010 2009 2008	$0.841237 $0.861814 $0.882873 $0.904471 $0.926704 $0.949305 $0.972509 $0.996216 $1.000000	$0.821228 $0.841237 $0.861814 $0.882873 $0.904471 $0.926704 $0.949305 $0.972509 $0.996216	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 13, 1994	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.075090 $1.103373 $1.082543 $1.137353 $1.111300 $1.061135 $1.043081 $1.025589 $1.000000	$1.050915 $1.075090 $1.103373 $1.082543 $1.137353 $1.111300 $1.061135 $1.043081 $1.025589	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1,2015	2016 2015	$9.464876 $9.999337	$9.831422 $9.464876	0.000 0.000
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.081636 $1.132431 $1.138005 $1.068724 $1.021542 $1.022413 $0.963561 $0.790338 $1.000000	$1.101287 $1.081636 $1.132431 $1.138005 $1.068724 $1.021542 $1.022413 $0.963561 $0.790338	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.108857 $1.165397 $1.165433 $1.002978 $0.931090 $0.976071 $0.889620 $0.712762 $1.000000	$1.150080 $1.108857 $1.165397 $1.165433 $1.002978 $0.931090 $0.976071 $0.889620 $0.712762	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.107212 $1.163152 $1.161350 $1.050752 $0.986736 $1.007920 $0.937563 $0.761131 $1.000000	$1.137604 $1.107212 $1.163152 $1.161350 $1.050752 $0.986736 $1.007920 $0.937563 $0.761131	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
4

Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998016	$10..90986	0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2016 2015 2014	$9.327076 $9.894477 $9.998010	$9.138409 $9.327076 $9.894477	0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10, 2014	2016 2015 2014	$9.132530 $9.854616 $9.998010	$8.897856 $9.132530 $9.854616	0.000 0.000 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998016	$10.076941	0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998016	$10.145639	0.000
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2016 2015 2014 2013 2012 2011 2010 2009 2008	$0.933804 $0.975070 $1.006905 $0.917245 $0.835545 $0.925739 $0.860297 $0.681505 $1.000000	$0.921342 $0.933804 $0.975070 $1.006905 $0.917245 $0.835545 $0.925739 $0.860297 $0.681505	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.113780 $1.161630 $1.138317 $1.046565 $0.989269 $0.998799 $0.924430 $0.812728 $1.000000	$1.128008 $1.113780 $1.161630 $1.138317 $1.046565 $0.989269 $0.998799 $0.924430 $0.812728	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.165878 $1.202718 $1.170812 $1.116124 $1.072630 $1.065040 $0.997153 $0.999934	$1.184458 $1.165878 $1.202718 $1.170812 $1.116124 $1.072630 $1.065040 $0.997153	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.107530 $1.176003 $1.158801 $0.999482 $0.918034 $0.951266 $0.862408 $0.717267 $1.000000	$1.131591 $1.107530 $1.176003 $1.158801 $0.999482 $0.918034 $0.951266 $0.862408 $0.717267	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.457094 $1.493741 $1.384948 $1.204937 $1.098433 $1.084596 $0.896936 $0.729646 $1.000000	$1.530966 $1.457094 $1.493741 $1.384948 $1.204937 $1.098433 $1.084596 $0.896936 $0.729646	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
5

Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.106997 $1.128280 $1.107861 $1.167289 $1.114428 $1.077556 $1.032354 $0.913723 $1.000000	$1.107340 $1.106997 $1.128280 $1.107861 $1.167289 $1.114428 $1.077556 $1.032354 $0.913723	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date December 9, 2011	2016 2015 2014 2013 2012 2011	$1.054634 $1.106600 $1.094258 $1.047037 $1.004699 $1.000000	$1.056735 $1.054634 $1.106600 $1.094258 $1.047037 $1.004699	0.000 0.000 0.000 0.000 0.000 0.000

Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Growth and Income Portfolio – Class B Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.705914 $1.702946 $1.577669 $1.186830 $1.024988 $0.978382 $0.878204 $0.738833 $1.261449 $1.218097	$1.871437 $1.705914 $1.702946 $1.577669 $1.186830 $1.024988 $0.978382 $0.878204 $0.738833 $1.261449	292,580.997 320,469.535 536,749.904 569,030.033 661,915.647 692,530.979 747,775.364 936,857.924 1,172,393.699 1,297,791.879
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.517153 $1.385704 $1.232456 $0.910853 $0.790303 $0.831363 $0.766396 $0.565961 $0.952272 $0.848701	$1.533753 $1.517153 $1.385704 $1.232456 $0.910853 $0.790303 $0.831363 $0.766396 $0.565961 $0.952272	81,779.844 96,996.104 149,217.583 167,717.617 190,771.498 311,362.263 430,732.011 499,795.115 524,187.246 545,112.699
BlackRock Basic Value V.I. Fund Subaccount Inception Date July 3, 1997	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.893322 $2.038292 $1.877358 $1.376640 $1.222237 $1.268565 $1.138637 $0.879129 $1.407785 $1.400005	$2.210085 $1.893322 $2.038292 $1.877358 $1.376640 $1.222237 $1.268565 $1.138637 $0.879129 $1.407785	647,001.628 711,433.421 881,662.312 946,122.529 1,154,833.042 1,565,413.192 1,891,321.926 2,233,939.965 2,524,431.179 3,035,057.257
BlackRock Global Allocation V.I. Fund Subaccount Inception Date July 3, 1997	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.583423 $2.634440 $2.612261 $2.304786 $2.116184 $2.220125 $2.042513 $1.706191 $2.143933 $1.855294	$2.656606 $2.583423 $2.634440 $2.612261 $2.304786 $2.116184 $2.220125 $2.042513 $1.706191 $2.143933	437,948.159 446,999.610 505,986.114 516,974.542 514,763.829 591,506.699 884,397.190 939,953.055 959,108.789 562,020.445
6

Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
BlackRock High Yield V.I. Fund - Class I Shares Subaccount Inception Date July 3, 1997	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.190313 $2.299911 $2.263255 $2.095794 $1.834768 $1.797749 $1.577858 $1.020041 $1.458323 $1.441806	$2.442628 $2.190313 $2.299911 $2.263255 $2.095794 $1.834768 $1.797749 $1.577858 $1.020041 $1.458323	112,141.203 120,317.194 277,369.539 290,997.174 323,553.833 486,644.697 562,291.975 610,674.208 697,152.591 755,671.699
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.447839 $1.460673 $1.344251 $1.141029 $1.006238 $1.059328 $0.910832 $0.666709 $1.000000	$1.529813 $1.447839 $1.460673 $1.344251 $1.141029 $1.006238 $1.059328 $0.910832 $0.666709	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.437036 $2.457291 $2.228311 $1.722877 $1.502076 $1.564362 $1.354615 $1.012451 $1.788832 $1.544135	$2.593097 $2.437036 $2.457291 $2.228311 $1.722877 $1.502076 $1.564362 $1.354615 $1.012451 $1.788832	283,700.896 292,998.601 378,816.109 397,028.773 416,578.380 533,649.418 865,328.271 904,593.534 1,029,474.045 1,070,600.013
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.616787 $1.709454 $1.595530 $1.263782 $1.093210 $1.099640 $0.968848 $0.755259 $1.337242 $1.337042	$1.879677 $1.616787 $1.709454 $1.595530 $1.263782 $1.093210 $1.099640 $0.968848 $0.755259 $1.337242	62,659.498 63,911.980 73,476.282 74,836.283 94,217.820 110,218.527 134,074.657 217,880.547 235,226.956 464,400.119
Fidelity VIP Growth Opportunities Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.848627 $1.776795 $1.607000 $1.182989 $1.003873 $0.996764 $0.817352 $0.568927 $1.284076 $1.057895	$1.827021 $1.848627 $1.776795 $1.607000 $1.182989 $1.003873 $0.996764 $0.817352 $0.568927 $1.284076	25,889.490 25,941.927 67,601.756 69,582.551 71,819.921 74,345.368 76,993.905 79,981.861 83,609.299 89,261.563
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.526754 $1.446003 $1.318845 $0.981851 $0.869018 $0.880152 $0.719468 $0.569269 $1.093944 $0.874541	$1.516252 $1.526754 $1.446003 $1.318845 $0.981851 $0.869018 $0.880152 $0.719468 $0.569269 $1.093944	63,369.828 64,135.564 68,954.632 232,384.128 254,418.200 281,842.453 94,945.390 132,761.289 146,307.048 188,850.859
7

Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$3.222550 $3.316852 $3.167276 $2.360244 $2.086107 $2.369263 $1.865781 $1.351755 $2.266360 $1.989658	$3.562366 $3.222550 $3.316852 $3.167276 $2.360244 $2.086107 $2.369263 $1.865781 $1.351755 $2.266360	132,699.013 145,905.610 275,393.558 297,413.332 350,692.017 398,414.752 505,851.059 668,937.173 790,282.522 1,173,932.387
Fidelity ® VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.147514 $2.246013 $2.135026 $1.660490 $1.323223 $1.472847 $1.180361 $0.760482 $1.580730 $1.517999	$2.317730 $2.147514 $2.246013 $2.135026 $1.660490 $1.323223 $1.472847 $1.180361 $0.760482 $1.580730	21,903.652 28,082.269 32,122.167 36,632.192 56,021.502 84,920.191 98,909.768 103,853.710 75,247.601 99,911.916
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.207682 $1.315580 $1.273260 $1.131434 $1.016968 $1.005682 $0.903723 $0.674813 $0.971353 $1.000000	$1.360078 $1.207682 $1.315580 $1.273260 $1.131434 $1.016968 $1.005682 $0.903723 $0.674813 $0.971353	5,552.646 20,496.961 35,699.382 39,681.350 45,665.931 18,252.063 22,135.901 22,231.264 17,585.053 16,083.832
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.137625 $1.211658 $1.145233 $0.904048 $0.801269 $0.819803 $0.746489 $0.599635 $0.965403 $1.000000	$1.304040 $1.137625 $1.211658 $1.145233 $0.904048 $0.801269 $0.819803 $0.746489 $0.599635 $0.965403	0.000 0.000 0.000 0.000 0.000 11,897.797 11,901.854 1,999.116 10,487.064 6,441.419
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2016 2015 2014 2013 2012	$1.472636 $1.423414 $1.332374 $0.964999 $1.000000	$1.483857 $1.472636 $1.423414 $1.332374 $0.964999	1,871.751 2,347.921 2,821.173 3,328.550 3,930.708
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.259917 $1.427806 $1.358879 $1.032385 $0.888489 $0.931187 $0.881600 $0.604186 $1.271980 $1.270636	$1.467421 $1.259917 $1.427806 $1.358879 $1.032385 $0.888489 $0.931187 $0.881600 $0.604186 $1.271980	2,879.803 2,909.997 2,940.813 2,969.666 2,998.143 38,142.935 38,175.064 47,108.729 27,498.162 28,590.780
8

Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.102009 $2.051015 $1.850161 $1.418737 $1.227967 $1.264171 $1.019736 $0.714794 $1.289164 $1.072245	$2.327418 $2.102009 $2.051015 $1.850161 $1.418737 $1.227967 $1.264171 $1.019736 $0.714794 $1.289164	70,749.102 85,271.119 90,580.141 96,501.229 102,481.306 124,665.918 127,398.871 116,367.952 112,921.382 93,422.659
Janus Aspen – Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.111554 $1.154692 $1.090790 $0.862311 $0.728468 $0.857507 $0.751573 $0.553819 $1.016044 $0.940727	$1.117835 $1.111554 $1.154692 $1.090790 $0.862311 $0.728468 $0.857507 $0.751573 $0.553819 $1.016044	185,149.534 190,869.235 245,045.863 280,054.197 334,020.858 368,740.705 569,954.555 597,619.981 589,800.246 662,169.098
Janus Aspen - Perkins Mid Cap Value Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.056122 $2.161591 $2.018285 $1.624295 $1.484495 $1.549208 $1.359661 $1.035702 $1.454423 $1.374155	$2.411849 $2.056122 $2.161591 $2.018285 $1.624295 $1.484495 $1.549208 $1.359661 $1.035702 $1.454423	0.000 0.000 0.000 0.000 0.000 14,024.655 17,253.438 21,455.255 55,289.121 62,054.922
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.026982 $2.097320 $2.295573 $1.645861 $1.378473 $1.559306 $1.161385 $0.721754 $1.208354 $1.196609	$2.178182 $2.026982 $2.097320 $2.295573 $1.645861 $1.378473 $1.559306 $1.161385 $0.721754 $1.208354	15,302.548 29,988.283 34,857.197 39,360.042 42,074.375 74,228.446 93,045.640 67,440.194 30,858.037 54,618.434
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.730313 $1.762153 $1.648416 $1.405624 $1.283009 $1.278746 $1.180963 $1.015691 $1.323958 $1.289840	$1.859665 $1.730313 $1.762153 $1.648416 $1.405624 $1.283009 $1.278746 $1.180963 $1.015691 $1.323958	77,649.968 85,508.439 114,066.879 124,533.091 135,979.342 148,350.175 116,873.434 141,530.681 92,227.844 78,651.717
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.926525 $1.003248 $1.143036 $0.941134 $0.805995 $0.913165 $0.852876 $0.630121 $1.070130 $1.000000	$0.980781 $0.926525 $1.003248 $1.143036 $0.941134 $0.805995 $0.913165 $0.852876 $0.630121 $1.070130	87,432.812 92,828.200 98,050.843 115,879.655 155,346.803 188,137.036 197,081.488 213,131.202 138,612.156 5,622.834
9

Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AB Dynamic Allocation - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.664793 $1.686880 $1.618005 $1.528428 $1.458088 $1.449976 $1.343302 $1.035882 $1.661544 $1.418146	$1.680861 $1.664793 $1.686880 $1.618005 $1.528428 $1.458088 $1.449976 $1.343302 $1.035882 $1.661544	41,215.639 42,318.304 44,789.164 45,999.785 67,544.985 76,275.856 79,284.999 69,506.930 80,909.298 146,887.385
TA Aegon Government Money Market - Initial Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.016387 $1.029083 $1.041878 $1.054856 $1.068064 $1.081306 $1.094790 $1.107014 $1.094695 $1.055380	$1.003957 $1.016387 $1.029083 $1.041878 $1.054856 $1.068064 $1.081306 $1.094790 $1.107014 $1.094695	684,466.512 577,424.418 844,475.880 1,032,273.754 1,214,235.499 1,863,339.712 1,771,139.564 1,269,698.817 1,973,968.957 2,803,113.582
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 1, 1998	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.021478 $2.136983 $2.080936 $1.976566 $1.705221 $1.647887 $1.483913 $1.020431 $1.381306 $1.373205	$2.302884 $2.021478 $2.136983 $2.080936 $1.976566 $1.705221 $1.647887 $1.483913 $1.020431 $1.381306	95,331.683 134,661.491 185,223.184 205,693.603 271,753.265 326,626.398 381,135.740 440,838.189 558,452.319 669,170.988
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date May 13, 1994	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.464293 $1.481129 $1.432932 $1.484019 $1.429157 $1.344691 $1.304088 $1.263925 $1.188702 $1.134988	$1.450611 $1.464293 $1.481129 $1.432932 $1.484019 $1.429157 $1.344691 $1.304088 $1.263925 $1.188702	448,664.010 515,464.565 932,548.223 1,002,460.714 1,099,507.259 1,281,984.189 1,491,853.748 1,941,604.581 2,156,806.883 1,974,917.722
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.328895 $1.347865 $1.306923 $1.356996 $1.310298 $1.236541 $1.201264 $1.167287 $1.100331 $1.053261	$1.314375 $1.328895 $1.347865 $1.306923 $1.356996 $1.310298 $1.236541 $1.201264 $1.167287 $1.100331	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.639591 $1.693225 $1.677670 $1.553164 $1.463492 $1.443418 $1.341624 $1.084764 $1.393535 $1.326374	$1.694263 $1.639591 $1.693225 $1.677670 $1.553164 $1.463492 $1.443418 $1.341624 $1.084764 $1.393535	115,109.973 116,456.912 164,140.435 181,615.061 241,789.932 400,704.812 551,615.394 512,429.517 1,010,343.201 950,354.248
10

Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.755703 $1.812649 $1.786542 $1.426436 $1,282768 $1.373148 $1.209469 $0.943304 $1.582269 $1.486851	$1.839475 $1.755703 $1.812649 $1.786542 $1.426436 $1,282768 $1.373148 $1.209469 $0.943304 $1.582269	1,356,997.193 1,443,098.430 1,513,978.271 1,548,505.887 1,594,197.901 1,687,393.878 1,510,307.161 1,655,466.961 1,436,715.533 1,689,550.428
TA Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.756582 $1.819163 $1.795718 $1.522976 $1.393746 $1.440106 $1.293468 $1.021885 $1.538888 $1.445324	$1.848530 $1.756582 $1.819163 $1.795718 $1.522976 $1.393746 $1.440106 $1.293468 $1.021885 $1.538888	1,038,241.886 1,345,680.474 1,646,704.550 1,733,863.912 1,940,435.641 1,854,760.822 2,058,687.626 2,237,224.015 2,430,210.057 3,013,977.224
TA Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.724989 $1.786339 $1.759986 $1.570026 $1.452682 $1.462229 $1.341335 $1.074425 $1.469438 $1.378257	$1.798554 $1.724989 $1.786339 $1.759986 $1.570026 $1.452682 $1.462229 $1.341335 $1.074425 $1.469438	1,034,154.445 1,150,525.625 1,455,266.949 1,563,880.316 1,771,393.115 1,988,401.406 2,052,466.584 2,157,194.866 2,314,753.319 2,654,848.642
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.996455 $2.096788 $1.892658 $1.471331 $1.333492 $1.314183 $1.204776 $1.070125 $1.638984 $1.586029	$2.265967 $1.996455 $2.096788 $1.892658 $1.471331 $1.333492 $1.314183 $1.204776 $1.070125 $1.638984	1,002,858.947 1,099,353.889 1,414,092.617 1,654,938.250 1,923,481.361 2,040,309.088 2,668,464.893 1,256,954.507 334,965.728 474,844.629
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.486386 $1.523667 $1.517572 $1.344073 $1.238713 $1.305361 $1.205169 $1.000000	$1.535020 $1.486386 $1.523667 $1.517572 $1.344073 $1.238713 $1.305361 $1.205169	103,017.006 371,117.407 631,889.237 425,528.048 376,228.793 374,967.964 318,755.851 107,314.253
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.394108 $1.413294 $1.361908 $1.227411 $1.129702 $1.102517 $1.003480 $0.993371	$1.444515 $1.394108 $1.413294 $1.361908 $1.227411 $1.129702 $1.102517 $1.003480	28,229.831 29,865.122 110,263.785 113,936.691 115,385.624 80,113.779 80,415.700 0.000
11

Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.649248 $2.698595 $2.405962 $2.344689 $1.895479 $2.035925 $1.782147 $1.352468 $2.376670 $2.579503	$2.632984 $2.649248 $2.698595 $2.405962 $2.344689 $1.895479 $2.035925 $1.782147 $1.352468 $2.376670	30,126.639 31,432.168 44,685.758 51,252.845 53,782.352 68,924.695 85,598.679 77,337.559 101,628.784 106,626.809
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.035377 $1.068466 $1.090423 $0.981688 $0.883713 $0.967652 $0.888717 $0.695766 $1.106246 $1.032458	$1.033640 $1.035377 $1.068466 $1.090423 $0.981688 $0.883713 $0.967652 $0.888717 $0.695766 $1.106246	0.000 17,264.043 0.000 0.000 0.000 0.000 2,470.866 2,488.746 2,509.326 2,524.099
TA Janus Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.401791 $1.494522 $1.512975 $1.100950 $1.021978 $1.109148 $0.838670 $0.528867 $0.997022 $0.823890	$1.356242 $1.401791 $1.494522 $1.512975 $1.100950 $1.021978 $1.109148 $0.838670 $0.528867 $0.997022	533,882.745 557,558.959 796,999.526 847,350.541 966,157.506 1,056,810.076 683,290.702 669,637.329 723,116.582 785,548.220
TA Jennison Growth - Initial Class Subaccount Inception Date November 18, 1996	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.787436 $1.624534 $1.495887 $1.099890 $0.962002 $0.980165 $0.884015 $0.634782 $1.020357 $0.926507	$1.736331 $1.787436 $1.624534 $1.495887 $1.099890 $0.962002 $0.980165 $0.884015 $0.634782 $1.020357	1,161,457.081 1,194,311.281 1,495,107.875 1,836.852.949 1,983,969.406 2,295,673.738 2,663,229.920 138,566.563 169,826.389 253,549.549
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 2, 1997	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.685474 $1.707802 $1.514335 $1.157026 $1.006921 $1.012004 $0.889633 $0.695084 $1.123403 $1.088148	$1.853689 $1.685474 $1.707802 $1.514335 $1.157026 $1.006921 $1.012004 $0.889633 $0.695084 $1.123403	398,294.420 326,364.957 383,920.860 433,403.815 621,130.852 676,371.806 775,684.824 773,179.078 801,775.645 1,175,938.319
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$2.107180 $2.198113 $1.935504 $1.490639 $1.255336 $1.249382 $1.029949 $0.985165	$2.378375 $2.107180 $2.198113 $1.935504 $1.490639 $1.255336 $1.249382 $1.029949	7,967.568 4,079.467 892.690 893.956 895.327 0.000 0.000 0.000
12

Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.219154 $1.256629 $1.216975 $1.105780 $1.032943 $1.030714 $0.942791 $0.819159 $1.000000	$1.249340 $1.219154 $1.256629 $1.216975 $1.105780 $1.032943 $1.030714 $0.942791 $0.819159	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.253074 $1.277519 $1.229059 $1.157932 $1.099705 $1.079160 $0.998540 $0.999966	$1.288081 $1.253074 $1.277519 $1.229059 $1.157932 $1.099705 $1.079160 $0.998540	0.000 0.000 0.000 0.000 47,946.359 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.212317 $1.272182 $1.238886 $1.056043 $0.958559 $0.981646 $0.879543 $0.722951 $1.000000	$1.253295 $1.212317 $1.272182 $1.238886 $1.056043 $0.958559 $0.981646 $0.879543 $0.722951	33,385.741 32,651.688 2,754.273 0.000 0.000 0.000 0.000 0.000 0.000
TA MFS International Equity - Initial Class Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.386627 $1.402894 $1.497944 $1.284313 $1.064576 $1.198383 $1.098102 $0.837955 $1.311199 $1.216347	$1.370626 $1.386627 $1.402894 $1.497944 $1.284313 $1.064576 $1.198383 $1.098102 $0.837955 $1.311199	142,750.325 166,292.475 245,168.291 260,634.194 282,685.836 283,234.340 352,063.468 382,307.487 381,599.482 662,417.253
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.182856 $1.977088 $1.888425 $1.289733 $1.130215 $1.214860 $0.965218 $0.764045 $1.215742 $1.218398	$2.107181 $2.182856 $1.977088 $1.888425 $1.289733 $1.130215 $1.214860 $0.965218 $0.764045 $1.215742	117,105.154 125,044.034 235,685.829 248,035.947 320,702.875 382,649.084 464,676.791 541,117.098 678,338.336 771,914.948
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.208127 $2.230944 $2.038483 $1.747752 $1.572120 $1.529974 $1.248058 $1.000543 $1.498683 $1.335781	$2.352670 $2.208127 $2.230944 $2.038483 $1.747752 $1.572120 $1.529974 $1.248058 $1.000543 $1.498683	55,728.733 28,199.414 42,425.183 35,318.927 45,178.717 29,697.661 29,766.351 44,713.021 40,793.472 25,852.406
TA Multi-Managed Balanced - Service Class Subaccount Inception Date April 29, 2010	2016 2015 2014 2013 2012 2011 2010	$1.610487 $1.631643 $1.495088 $1.285530 $1.158110 $1.130153 $1.000000	$1.712134 $1.610487 $1.631643 $1.495088 $1.285530 $1.158110 $1.130153	15,976.731 10,746.800 0.000 12,967.749 11,104.371 0.000 0.000
13

Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.619850 $1.628858 $1.575574 $1.636957 $1.541170 $1.468334 $1.386905 $1.210180 $1.260541 $1.171534	$1.643290 $1.619850 $1.628858 $1.575574 $1.636957 $1.541170 $1.468334 $1.386905 $1.210180 $1.260541	418,701.220 531,313.726 649,135.192 729,763.179 871,202.021 1,018,827.453 1,256,702.466 1,276,639.241 1,233,307.719 1,255,653.034
TA Small/Mid Cap Value - Initial Class(5) Subaccount Inception Date May 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$3.234792 $3.359635 $3.232715 $2.401901 $2.088952 $2.172744 $1.686857 $1.192595 $2.042093 $1.657650	$3.869933 $3.234792 $3.359635 $3.232715 $2.401901 $2.088952 $2.172744 $1.686857 $1.192595 $2.042093	617,394.224 681,085.738 894,016.015 1,033,616.438 1,120,653.326 1,262,971.038 1,547,738.181 1,794,312.791 2,174,820.233 2,637,797.361
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.497190 $2.468336 $2.345567 $1.648412 $1.442743 $1.436428 $1.081922 $0.789781 $1.254462 $1.158869	$2.743190 $2.497190 $2.468336 $2.345567 $1.648412 $1.442743 $1.436428 $1.081922 $0.789781 $1.254462	103,597.915 132,590.818 136,709.506 140,942.217 171,449.956 215,748.046 362,042.810 421,278.627 451,851.691 578,877.332
TA Torray Concentrated Growth - Initial Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.020875 $2.078854 $1.913568 $1.455655 $1.258384 $1.303628 $1.107576 $0.771208 $1.348278 $1.249638	$2.130480 $2.020875 $2.078854 $1.913568 $1.455655 $1.258384 $1.303628 $1.107576 $0.771208 $1.348278	332,333.914 425,768.145 605,664.677 700,744.103 820,231.226 1,016,010.759 1,448,051.369 2,104,906.366 1,578,030.299 1,894,776.828
TA TS&W International Equity - Initial Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.447990 $1.447038 $1.545246 $1.258268 $1.091270 $1.289168 $1.203254 $0.967802 $1.602061 $1.403238	$1.445564 $1.447990 $1.447038 $1.545246 $1.258268 $1.091270 $1.289168 $1.203254 $0.967802 $1.602061	297,725.010 330,504.344 395,919.348 482,968.417 565,312.108 747,561.420 953,004.670 1,020,585.859 1,297,411.450 1,552,208.978
TA WMC US Growth - Initial Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.797173 $1.703016 $1.551973 $1.186249 $1.061382 $1.116284 $0.959353 $0.751847 $1.409942 $1.227724	$1.824940 $1.797173 $1.703016 $1.551973 $1.186249 $1.061382 $1.116284 $0.959353 $0.751847 $1.409942	835,480.835 1,005,540.750 1,215,764.694 1,477,111.681 1,661,598.353 1,897,556.111 1,694,037.159 1,817,051.238 2,215,682.819 2,668,723.448
(1)	The beginning and ending AUV for this fund also reflects a 0.15% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
14

(2)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(4)	Effective November 30, 2016, GE Investments Total Return Fund was renamed State Street Total Return V.I.S. Fund.
(5)	Effective December 5, 2016, TA Systematic Small/Mid Cap Value was renamed TA Small/Mid Cap Value.
The TA International Equity Index and TA U.S. Equity Index funds had not commenced operation as of December 31, 2016, therefore, comparable data is not available.
15

Transamerica Landmark Variable Annuity
Issued by
TRANSAMERICA LIFE INSURANCE COMPANY
Supplement Dated May 1, 2017
to the
Prospectus Dated May 1, 2017
This Prospectus Supplement must be accompanied or preceded
by the Prospectus for the
Transamerica Landmark Variable Annuity dated May 1, 2017
The following hereby amends, and to the extent inconsistent replaces, the corresponding Expense Example section in the fee table of the prospectus.
The next section shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2016 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.
Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses):
Lowest Gross	0.35%
Highest Gross	2.28%
The following Examples are intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.
The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your policy has a 5% return each year, the highest Total Portfolio Annual Operating Expenses of any of the portfolios for the year ended December 31, 2016, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the highest Fund Facilitation Fee, Annual Step-Up Death Benefit, Additional Death Distribution+ Rider and Retirement Income Choice® 1.6 Rider – Joint Life with additional Death Benefit and Income EnhancementSM options (prior to May 1, 2014). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Examples:
If the policy is surrendered at the end of the applicable time period (without Liquidity Rider):
1 Year	$1,421
3 Years	$2,742
5 Years	$3,987
10 Years	$7,165
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (without Liquidity Rider):
1 Year	$ 701
3 Years	$2,112
5 Years	$3,537
10 Years	$7,165
If the policy is surrendered at the end of the applicable time period (with Liquidity Rider):
1 Year	$1,469
3 Years	$2,876
5 Years	$3,700
10 Years	$7,282
1

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (with Liquidity Rider):
1 Year	$ 749
3 Years	$2,246
5 Years	$3,700
10 Years	$7,282
The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your policy has a 5% return each year, the highest Total Portfolio Annual Operating Expenses of any of the portfolios for the year ended December 31, 2016, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the highest Fund Facilitation Fee, Annual Step-Up Death Benefit, Additional Death Distribution+ Rider and Retirement Income Choice® 1.6 Rider - Joint Life with additional Death Benefit and Income EnhancementSM options (on or after May 1, 2014). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Examples:
If the policy is surrendered at the end of the applicable time period (without Liquidity Rider):
1 Year	$1,411
3 Years	$2,713
5 Years	$3,938
10 Years	$7,064
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (without Liquidity Rider):
1 Year	$ 691
3 Years	$2,083
5 Years	$3,488
10 Years	$7,064
If the policy is surrendered at the end of the applicable time period (with Liquidity Rider):
1 Year	$1,459
3 Years	$2,847
5 Years	$3,651
10 Years	$7,181
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (with Liquidity Rider):
1 Year	$ 739
3 Years	$2,217
5 Years	$3,651
10 Years	$7,181
Please remember that these Examples are illustrations and do not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Examples. Similarly, your rate of return may be more or less than the 5% assumed in the Examples.
For information concerning compensation paid for the sale of the policies, see OTHER INFORMATION - Distributor of the Policies.
The following investment choices available for your policy:
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
MUTUAL FUND AND VARIABLE INSURANCE TRUST
Catalyst Dividend Capture VA Fund	Catalyst Dividend Capture VA Fund	Rational Capital LLC
Investment Objective: Total return on investment, with dividend income as an important component of that return.
2

SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
Catalyst Insider Buying VA Fund	Catalyst Insider Buying VA Fund	Rational Capital LLC
Investment Objective: Long-term capital appreciation.
TRANSAMERICA SERIES TRUST
TA BlackRock Equity Smart Beta 100 - Service Class	Transamerica BlackRock Equity Smart Beta 100 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation.
TA BlackRock Smart Beta 50 - Service Class	Transamerica BlackRock Smart Beta 50 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation and capital preservation.
TA BlackRock Smart Beta 75 - Service Class	Transamerica BlackRock Smart Beta 75 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation with capital preservation as a secondary objective.
TA International Equity Index - Service Class(1)	Transamerica International Equity Index VP - Service Class(1)	SSGA Funds Management, Inc.(1)
Investment Objective: Seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada.
TA U.S. Equity Index - Service Class(2)	Transamerica U.S. Equity Index VP - Service Class(2)	SSGA Funds Management, Inc.(2)
Investment Objective: Seeks to provide the investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.
(1)	Effective on or about May 1, 2017, Transamerica International Equity Index VP subadvised by SSGA Funds Management, Inc. will be added.
(2)	Effective on or about May 1, 2017, Transamerica U.S. Equity Index VP subadvised by SSGA Funds Management, Inc. will be added.
All terms used that are not defined in this supplement shall have the same meanings as the same terms used in the prospectus.
The following hereby amends, and to the extent inconsistent replaces, the corresponding Section 3 in the body of the prospectus.
We have developed this variable annuity product in cooperation with Huntington and its affiliates, and have included underlying fund portfolios based on their recommendations; their selection criteria may differ from our selection criteria.
The following hereby amends, and to the extent inconsistent replaces, the corresponding Section 5 in the body of the prospectus.
The chart below provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis:
Incoming Payments to the Company and TCI
Fund	Maximum Fee % of assets
The Huntington Funds	0.25%
3

The following information hereby supplements the corresponding APPENDIX contained in the prospectus.
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses available on December 31, 2015. Should the total separate account expense applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by contacting us at:
calling:	(800) 525-6205
writing:	Transamerica Life Insurance Company
4333 Edgewood Road NE
Cedar Rapids, IA 52499-0001

Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.603220 $1.624695 $1.557048 $1.374618 $1.244742 $1.317934 $1.226543 $1.011675 $1.000000	$1.631346 $1.603220 $1.624695 $1.557048 $1.374618 $1.244742 $1.317934 $1.226543 $1.011675	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.497861 $1.517820 $1.479727 $1.229207 $1.087157 $1.102698 $1.007062 $0.989756	$1.595065 $1.497861 $1.517820 $1.479727 $1.229207 $1.087157 $1.102698 $1.007062	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.036969 $1.062583 $1.037063 $1.089096 $1.062133 $1.028491 $0.992791 $1.000877	$1.039007 $1.036969 $1.062583 $1.037063 $1.089096 $1.062133 $1.028491 $0.992791	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.322667 $1.350208 $1.257323 $1.079898 $0.963674 $1.026512 $0.893065 $0.661459 $1.000000	$1.381228 $1.322667 $1.350208 $1.257323 $1.079898 $0.963674 $1.026512 $0.893065 $0.661459	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount Inception Date November 10, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.598704 $1.749442 $1.746875 $1.449117 $1.291113 $1.347141 $1.253768 $0.989022 $1.000000	$1.759660 $1.598704 $1.749442 $1.746875 $1.449117 $1.291113 $1.347141 $1.253768 $0.989022	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
4

Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
State Street Total Return V.I.S. Fund - Class 3(2)(4) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.211583 $1.260621 $1.231551 $1.102725 $1.008535 $1.068314 $1.002704 $0.988788	$1.252159 $1.211583 $1.260621 $1.231551 $1.102725 $1.008535 $1.068314 $1.002704	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA AB Dynamic Allocation - Service Class Subaccount Inception Date August 16, 2010	2016 2015 2014 2013 2012 2011 2010	$1.117341 $1.149531 $1.117818 $1.071415 $1.037662 $1.045621 $1.000000	$1.112394 $1.117341 $1.149531 $1.117818 $1.071415 $1.037662 $1.045621	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon Government Money Market - Service Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008	$0.841237 $0.861814 $0.882873 $0.904471 $0.926704 $0.949305 $0.972509 $0.996216 $1.000000	$0.821228 $0.841237 $0.861814 $0.882873 $0.904471 $0.926704 $0.949305 $0.972509 $0.996216	0.000 0.000 0.000 0.000 0.000 0.000 0.000 29,874.135 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 13, 1994	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.075090 $1.103373 $1.082543 $1.137353 $1.111300 $1.061135 $1.043081 $1.025589 $1.000000	$1.050915 $1.075090 $1.103373 $1.082543 $1.137353 $1.111300 $1.061135 $1.043081 $1.025589	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2016 2015	$9.464876 $9.999337	$9.831422 $9.464876	0.000 0.000
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.081636 $1.132431 $1.138005 $1.068724 $1.021542 $1.022413 $0.963561 $0.790338 $1.000000	$1.101287 $1.081636 $1.132431 $1.138005 $1.068724 $1.021542 $1.022413 $0.963561 $0.790338	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.108857 $1.165397 $1.165433 $1.002978 $0.931090 $0.976071 $0.889620 $0.712762 $1.000000	$1.150080 $1.108857 $1.165397 $1.165433 $1.002978 $0.931090 $0.976071 $0.889620 $0.712762	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.107212 $1.163152 $1.161350 $1.050752 $0.986736 $1.007920 $0.937563 $0.761131 $1.000000	$1.137604 $1.107212 $1.163152 $1.161350 $1.050752 $0.986736 $1.007920 $0.937563 $0.761131	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
5

Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998016	$10.390986	0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2016 2015 2014	$9.327076 $9.894477 $9.998010	$9.138409 $9.327076 $9.894477	0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10, 2014	2016 2015 2014	$9.132530 $9.854616 $9.998010	$8.897856 $9.132530 $9.854616	0.000 0.000 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998016	$10.076941	0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998016	$10.145639	0.000
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2016 2015 2014 2013 2012 2011 2010 2009 2008	$0.933804 $0.975070 $1.006905 $0.917245 $0.835545 $0.925739 $0.860297 $0.681505 $1.000000	$0.921342 $0.933804 $0.975070 $1.006905 $0.917245 $0.835545 $0.925739 $0.860297 $0.681505	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.113780 $1.161630 $1.138317 $1.046565 $0.989269 $0.998799 $0.924430 $0.812728 $1.000000	$1.128008 $1.113780 $1.161630 $1.138317 $1.046565 $0.989269 $0.998799 $0.924430 $0.812728	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.165878 $1.202718 $1.170812 $1.116124 $1.072630 $1.065040 $0.997153 $0.999934	$1.184458 $1.165878 $1.202718 $1.170812 $1.116124 $1.072630 $1.065040 $0.997153	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.107530 $1.176003 $1.158801 $0.999482 $0.918034 $0.951266 $0.862408 $0.717267 $1.000000	$1.131591 $1.107530 $1.176003 $1.158801 $0.999482 $0.918034 $0.951266 $0.862408 $0.717267	0.000 0.000 0.000 0.000 37,609.858 37,609.858 37,609.858 17,585.995 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.457094 $1.493741 $1.384948 $1.204937 $1.098433 $1.084596 $0.896936 $0.729646 $1.000000	$1.530966 $1.457094 $1.493741 $1.384948 $1.204937 $1.098433 $1.084596 $0.896936 $0.729646	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
6

Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.106997 $1.128280 $1.107861 $1.167289 $1.114428 $1.077556 $1.032354 $0.913723 $1.000000	$1.107340 $1.106997 $1.128280 $1.107861 $1.167289 $1.114428 $1.077556 $1.032354 $0.913723	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date December 9, 2011	2016 2015 2014 2013 2012 2011	$1.054634 $1.106600 $1.094258 $1.047037 $1.004699 $1.000000	$1.056735 $1.054634 $1.106600 $1.094258 $1.047037 $1.004699	0.000 0.000 0.000 0.000 0.000 0.000

Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.737579 $1.741112 $1.649925 $1.440290 $1.289515 $1.350083 $1.242394 $1.013273 $1.000000	$1.788036 $1.737579 $1.741112 $1.649925 $1.440290 $1.289515 $1.350083 $1.242394 $1.013273	429,442.795 439,610.668 453,154.943 326,912.187 241,499.015 231,301.437 161,581.225 41,217.246 0.000
AB Growth and Income Portfolio – Class B Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.370024 $1.368315 $1.268275 $0.954551 $0.824790 $0.787677 $0.707381 $0.595423 $1.017109 $1.000000	$1.502214 $1.370024 $1.368315 $1.268275 $0.954551 $0.824790 $0.787677 $0.707381 $0.595423 $1.017109	635,812.696 819,210.315 846,178.678 494,259.056 397,833.819 84,802.236 37,603.038 18,875.057 9,283.846 5,730.485
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.702829 $1.556059 $1.384655 $1.023843 $0.888764 $0.935397 $0.862730 $0.637431 $1.073048 $1.000000	$1.720602 $1.702829 $1.556059 $1.384655 $1.023843 $0.888764 $0.935397 $0.862730 $0.637431 $1.073048	14,634.799 15,251.949 16,222.407 16,424.176 16,622.913 16,839.575 11,373.739 1,387.122 1,432.214 0.000
American Funds - Asset Allocation FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.604666 $1.607850 $1.549943 $1.273134 $1.113350 $1.116648 $1.008398 $0.989787	$1.728094 $1.604666 $1.607850 $1.549943 $1.273134 $1.113350 $1.116648 $1.008398	7,741,281.492 8,274,629.782 8,698,813.888 5,127,682.060 4,249,037.589 4,075,722.809 2,237,059.425 16,227.510
7

Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Bond FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.110913 $1.125609 $1.086297 $1.128027 $1.087721 $1.041503 $0.994105 $1.000908	$1.125662 $1.110913 $1.125609 $1.086297 $1.128027 $1.087721 $1.041503 $0.994105	857,596.406 843,467.975 889,779.982 816,898.016 888,057.689 376,837.164 167,541.078 11,828.232
American Funds - Growth FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.842755 $1.752076 $1.640522 $1.281122 $1.104178 $1.171929 $1.003254 $0.986490	$1.985902 $1.842755 $1.752076 $1.640522 $1.281122 $1.104178 $1.171929 $1.003254	639,351.762 629,667.590 408,153.331 386,880.615 287,051.204 215,106.678 123,506.687 0.000
American Funds - Growth-Income FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.765846 $1.768375 $1.623967 $1.235904 $1.068907 $1.106211 $1.008648 $0.986811	$1.938364 $1.765846 $1.768375 $1.623967 $1.235904 $1.068907 $1.106211 $1.008648	867,991.714 897,672.081 640,811.658 496,983.906 409,494.805 155,040.012 132,466.085 3,161.077
American Funds - International FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.096454 $1.166813 $1.217803 $1.017205 $0.876596 $1.035154 $0.980758 $0.982921	$1.117359 $1.096454 $1.166813 $1.217803 $1.017205 $0.876596 $1.035154 $0.980758	514,816.814 573,697.570 573,538.656 257,260.815 133,755.702 72,023.828 49,629.575 12,147.528
Catalyst Dividend Capture VA Fund Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.353451 $1.414277 $1.300527 $1.098200 $0.998101 $0.944278 $0.830901 $0.672801 $0.947728 $1.000000	$1.429243 $1.353451 $1.414277 $1.300527 $1.098200 $0.998101 $0.944278 $0.830901 $0.672801 $0.947728	1,169,550.107 1,315,801.013 1,668,817.873 2,492,488.885 2,143,818.345 1,174,296.734 357,561.070 134,308.720 23,000.694 15,889.922
Catalyst Insider Buying VA Fund Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.340486 $1.462751 $1.512993 $1.161803 $0.959812 $0.981202 $0.766873 $0.584308 $1.007181 $1.000000	$1.468956 $1.340486 $1.462751 $1.512993 $1.161803 $0.959812 $0.981202 $0.766873 $0.584308 $1.007181	1,225,133.430 1,374,096.392 1,834,186.993 2,279,197.859 2,182,584.622 1,670,610.565 1,272,412.700 536,976.055 182,187.035 32,476.861
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.442358 $1.455868 $1.340488 $1.138401 $1.004416 $1.057928 $0.910073 $0.666486 $1.000000	$1.523263 $1.442358 $1.455868 $1.340488 $1.138401 $1.004416 $1.057928 $0.910073 $0.666486	2,350,453.474 2,490,284.098 2,371,556.589 1,099,627.999 885,455.790 734,133.041 459,036.135 151,843.347 76,666.687
8

Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.452085 $1.464873 $1.329025 $1.028077 $0.896770 $0.934416 $0.809531 $0.605338 $1.070062 $1.000000	$1.544311 $1.452085 $1.464873 $1.329025 $1.028077 $0.896770 $0.934416 $0.809531 $0.605338 $1.070062	3,231,538.708 3,608,002.662 2,192,311.584 1,558,030.708 1,320,867.899 918,881.915 643,419.289 358,038.999 143,106.676 58,108.002
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.178257 $1.246415 $1.163919 $0.922373 $0.798279 $0.803373 $0.708169 $0.552328 $0.978432 $1.000000	$1.369166 $1.178257 $1.246415 $1.163919 $0.922373 $0.798279 $0.803373 $0.708169 $0.552328 $0.978432	49,776.219 74,048.779 79,184.557 160,011.081 215,835.870 266,582.580 285,615.592 98,591.301 45,383.595 15,892.199
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.514774 $1.435361 $1.309777 $0.975578 $0.863899 $0.875390 $0.715925 $0.566747 $1.089644 $1.000000	$1.503615 $1.514774 $1.435361 $1.309777 $0.975578 $0.863899 $0.875390 $0.715925 $0.566747 $1.089644	75,794.123 86,420.483 91,825.370 117,926.134 120,175.565 122,774.131 107,589.902 55,762.886 1,596.723 0.000
Fidelity ® VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.468253 $1.511973 $1.444497 $1.076963 $0.952345 $1.082144 $0.852606 $0.618013 $1.036668 $1.000000	$1.622276 $1.468253 $1.511973 $1.444497 $1.076963 $0.952345 $1.082144 $0.852606 $0.618013 $1.036668	743,008.923 836,990.537 790,573.811 1,074,921.668 938,947.235 688,055.815 546,118.821 344,755.172 173,127.629 1,258.524
Fidelity ® VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.335544 $1.397500 $1.329110 $1.034214 $0.824564 $0.918254 $0.736273 $0.474597 $0.986977 $1.000000	$1.440696 $1.335544 $1.397500 $1.329110 $1.034214 $0.824564 $0.918254 $0.736273 $0.474597 $0.986977	372,383.185 439,589.470 470,852.550 231,177.999 204,253.124 50,839.723 9,114.792 17,072.046 9,873.670 5,873.576
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount Inception Date November 10, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.732726 $1.874843 $1.851111 $1.518385 $1.337593 $1.380025 $1.269985 $0.990582 $1.000000	$1.928741 $1.732726 $1.874843 $1.851111 $1.518385 $1.337593 $1.380025 $1.269985 $0.990582	1,598,867.673 1,855,328.664 1,952,280.176 2,034,813.150 2,171,779.355 2,183,123.232 1,313,977.890 354,008.601 5,522.747
9

Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Income VIP Fund - Class 2 Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.240678 $1.352199 $1.309342 $1.164070 $1.046832 $1.035719 $0.931177 $0.695653 $1.001835 $1.000000	$1.396559 $1.240678 $1.352199 $1.309342 $1.164070 $1.046832 $1.035719 $0.931177 $0.695653 $1.001835	323,846.501 388,087.623 392,263.960 548,003.591 685,369.259 443,618.495 302,260.044 160,409.283 56,666.182 38,333.200
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.186736 $1.264588 $1.195852 $0.944479 $0.837525 $0.857321 $0.781025 $0.627673 $1.011066 $1.000000	$1.359677 $1.186736 $1.264588 $1.195852 $0.944479 $0.837525 $0.857321 $0.781025 $0.627673 $1.011066	68,739.864 75,493.714 84,715.490 100,168.754 135,134.795 148,336.168 122,341.446 36,267.928 64,099.192 17,712.514
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2016 2015 2014 2013 2012	$1.469940 $1.421529 $1.331264 $0.964665 $1.000000	$1.480399 $1.469940 $1.421529 $1.331264 $0.964665	49,325.924 54,906.066 56,849.553 58,260.767 74,825.432
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.982004 $1.113414 $1.060183 $0.805842 $0.693871 $0.727586 $0.689183 $0.472547 $0.995338 $1.000000	$1.143181 $0.982004 $1.113414 $1.060183 $0.805842 $0.693871 $0.727586 $0.689183 $0.472547 $0.995338	121,304.018 142,831.241 165,259.296 181,131.498 188,318.906 199,357.750 164,818.115 105,562.861 34,245.702 5,607.646
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.759016 $1.717192 $1.549787 $1.188992 $1.029618 $1.060494 $0.855860 $0.600224 $1.083083 $1.000000	$1.946691 $1.759016 $1.717192 $1.549787 $1.188992 $1.029618 $1.060494 $0.855860 $0.600224 $1.083083	0.000 0.000 0.000 0.000 12,886.320 14,610.734 14,964.476 16,070.843 0.000 0.000
Janus Aspen – Global Research Portfolio – Service Shares Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.095439 $1.138522 $1.076041 $0.851072 $0.719325 $0.847169 $0.742880 $0.547674 $1.005257 $1.000000	$1.101071 $1.095439 $1.138522 $1.076041 $0.851072 $0.719325 $0.847169 $0.742880 $0.547674 $1.005257	21,790.788 32,504.567 33,316.296 36,744.520 55,713.067 60,881.553 59,799.046 31,875.087 13,730.746 0.000
10

Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS ® New Discovery Series – Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.630270 $1.687684 $1.848139 $1.325715 $1.110886 $1.257234 $0.936854 $0.582503 $0.975698 $1.000000	$1.751011 $1.630270 $1.687684 $1.848139 $1.325715 $1.110886 $1.257234 $0.936854 $0.582503 $0.975698	19,830.429 26,638.142 27,196.901 35,691.664 38,623.606 39,187.780 24,995.217 17,467.911 11,256.835 5,663.822
MFS ® Total Return Series – Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.313147 $1.337971 $1.252231 $1.068323 $0.975608 $0.972846 $0.898898 $0.773489 $1.008747 $1.000000	$1.410617 $1.313147 $1.337971 $1.252231 $1.068323 $0.975608 $0.972846 $0.898898 $0.773489 $1.008747	101,978.627 139,036.976 167,631.192 184,715.629 202,241.645 297,634.485 289,059.371 194,303.105 36,812.059 12,056.215
State Street Total Return V.I.S. Fund - Class 3(2)(4) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.298076 $1.335484 $1.290061 $1.142177 $1.032864 $1.081849 $1.004036 $0.988819	$1.356701 $1.298076 $1.335484 $1.290061 $1.142177 $1.032864 $1.081849 $1.004036	308,145.307 328,867.703 350,030.374 181,161.393 172,688.117 173,261.126 69,157.730 0.000
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.945851 $1.024688 $1.168032 $0.962188 $0.824439 $0.934530 $0.873260 $0.645504 $1.096786 $1.000000	$1.000735 $0.945851 $1.024688 $1.168032 $0.962188 $0.824439 $0.934530 $0.873260 $0.645504 $1.096786	71,649.861 83,086.129 69,534.740 117,827.554 121,914.438 92,740.228 102,206.601 49,762.474 38,397.891 29,320.462
TA AB Dynamic Allocation - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.066461 $1.084871 $1.043104 $0.988576 $0.946635 $0.943214 $0.875365 $0.676050 $1.087071 $1.000000	$1.073752 $1.066461 $1.084871 $1.043104 $0.988576 $0.946635 $0.943214 $0.875365 $0.676050 $1.087071	2,999,339.002 3,226,456.306 3,484,056.734 3,733,042.543 3,844,924.434 3,657,678.041 752,917.972 22,484.590 22,162.079 14,598.650
TA Aegon Government Money Market - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.930730 $0.942781 $0.954978 $0.967366 $0.979914 $0.992617 $1.005428 $1.018414 $1.009855 $1.000000	$0.918866 $0.930730 $0.942781 $0.954978 $0.967366 $0.979914 $0.992617 $1.005428 $1.018414 $1.009855	5,238,895.163 6,203,330.398 6,684,489.018 763,787.000 1,333,093.742 1,076,626.987 1,002,475.403 742,834.929 85,232.219 0.000
11

Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon High Yield Bond - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.441174 $1.525507 $1.491563 $1.421043 $1.229378 $1.191277 $1.075846 $0.742100 $1.008610 $1.000000	$1.636169 $1.441174 $1.525507 $1.491563 $1.421043 $1.229378 $1.191277 $1.075846 $0.742100 $1.008610	226,652.848 237,751.297 246,070.637 358,223.954 348,665.531 198,511.975 194,067.464 43,174.866 7,295.038 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.221143 $1.239195 $1.202150 $1.248834 $1.206459 $1.139112 $1.107163 $1.076377 $1.015135 $1.000000	$1.207192 $1.221143 $1.239195 $1.202150 $1.248834 $1.206459 $1.139112 $1.107163 $1.076377 $1.015135	1,120,551.932 1,403,582.342 1,395,104.485 2,052,067.378 2,321,692.977 2,792,785.229 1,898,150.249 3,174,107.097 53,393.034 1,688.276
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.221143 $1.239195 $1.202150 $1.248834 $1.206459 $1.139112 $1.107163 $1.076377 $1.015135 $1.000000	$1.207192 $1.221143 $1.239195 $1.202150 $1.248834 $1.206459 $1.139112 $1.107163 $1.076377 $1.015135	588,359.299 735,997.773 134,980.819 88,282.789 452,862.428 1,503,381.828 481,412.351 609,795.772 691,758.316 62,595.459
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2016 2015	$9.536912 $9.999646	$10.018405 $9.536912	57,859.042 16,011.027
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.177561 $1.219008 $1.211250 $1.124738 $1.062954 $1.051947 $0.980267 $0.795023 $1.024708 $1.000000	$1.212526 $1.177561 $1.219008 $1.211250 $1.124738 $1.062954 $1.051947 $0.980267 $0.795023 $1.024708	4,481,145.522 4,867,577.246 5,459,402.300 5,788,066.143 5,848,663.816 4,719,977.818 4,316,339.716 3,004,713.401 378,336.780 0.000
TA Asset Allocation - Growth - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.114484 $1.153384 $1.140578 $0.914167 $0.824021 $0.885127 $0.782076 $0.611564 $1.028389 $1.000000	$1.164265 $1.114484 $1.153384 $1.140578 $0.914167 $0.824021 $0.885127 $0.782076 $0.611564 $1.028389	356,928.287 482,162.160 662,738.430 707,349,990 606,163.979 477,531.244 372,699.441 227,478.900 0.000 0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.148194 $1.193183 $1.179817 $1.003972 $0.921492 $0.955194 $0.860829 $0.681960 $1.029953 $1.000000	$1.204377 $1.148194 $1.193183 $1.179817 $1.003972 $0.921492 $0.955194 $0.860829 $0.681960 $1.029953	12,631,625.437 13,608,921.805 14,661,892.162 15,853,632.526 15,437,857.633 14,228,215.142 12,775,885.589 8,939,688.529 4,009,232.882 123,764.717
12

Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.182077 $1.227853 $1.212183 $1.084434 $1.006872 $1.016968 $0.935359 $0.750825 $1.030584 $1.000000	$1.228288 $1.182077 $1.227853 $1.212183 $1.084434 $1.006872 $1.016968 $0.935359 $0.750825 $1.030584	26,241,885.367 28,808,647.719 32,059,822.194 32,871,062.087 30,119,641.729 20,311,375.102 11,239,943.228 7,507,740.524 2,194,156.111 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.212056 $1.276739 $1.155427 $0.900849 $0.818712 $0.809443 $0.744398 $0.663136 $1.018844 $1.000000	$1.371126 $1.212056 $1.276739 $1.155427 $0.900849 $0.818712 $0.809443 $0.744398 $0.663136 $1.018844	1,336,764.683 1,530,110.358 1,619,023.884 2,428,477.625 2,336,117.552 1,862,125.411 1,664,705.243 915,067.668 443,673.228 15,347.834
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998941	$10.483340	0.000
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.481492 $1.519405 $1.514075 $1.341634 $1.237087 $1.304287 $1.204759 $1.000000	$1.529220 $1.481492 $1.519405 $1.514075 $1.341634 $1.237087 $1.304287 $1.204759	5,248,172.694 5,791,121.978 6,637,491.027 7,803,344.728 8,455,860.736 8,291,227.814 5,502,054.595 990,580.454
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2016 2015 2014	$9.448792 $9.911029 $9.998938	$9.362504 $9.448792 $9.911029	8,991.122 14,618.172 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10, 2014	2016 2015 2014	$9.251716 $9.871102 $9.998938	$9.116051 $9.251716 $9.871102	12,626.779 12,644.587 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998941	$10.166524	0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998941	$10.235836	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.674007 $1.697878 $1.636959 $1.476025 $1.359202 $1.327154 $1.208532 $1.000000	$1.733688 $1.674007 $1.697878 $1.636959 $1.476025 $1.359202 $1.327154 $1.208532	7,115,066.472 7,748,172.085 8,626,055.694 8,942,321.667 8,971,195.522 7,512,173.544 4,835,279.160 1,140,849.543
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.084509 $1.108274 $0.990953 $0.967944 $0.784610 $0.845604 $0.742931 $0.565832 $0.996856 $1.000000	$1.075105 $1.084509 $1.108274 $0.990953 $0.967944 $0.784610 $0.845604 $0.742931 $0.565832 $0.996856	297,402.245 290,955.957 267,847.566 264,254.946 225,947.324 76,504.477 9,418.845 6,418.003 2,102.837 1,420.239
13

Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA International Moderate Growth - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.966013 $0.997388 $1.018387 $0.917291 $0.826150 $0.905078 $0.831661 $0.651421 $1.036252 $1.000000	$0.963912 $0.966013 $0.997388 $1.018387 $0.917291 $0.826150 $0.905078 $0.831661 $0.651421 $1.036252	3,262,864.501 3,507,729.673 4,078,711.623 4,339,526.856 4,364,041.589 3,876,210.443 3,209,422.822 2,394,771.793 1,569,641.344 1,144.728
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.212964 $1.227238 $1.152921 $0.981275 $0.883639 $1.003605 $0.986069 $0.986580	$1.246759 $1.212964 $1.227238 $1.152921 $0.981275 $0.883639 $1.003605 $0.986069	1,694,631.241 1,730,227.975 1,633,649.834 594,534.775 501,278.208 84,867.156 35,417.552 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.495360 $1.598953 $1.623981 $1.184984 $1.103623 $1.201029 $0.910790 $0.576211 $1.089850 $1.000000	$1.442212 $1.495360 $1.598953 $1.623981 $1.184984 $1.103623 $1.201029 $0.910790 $0.576211 $1.089850	101,981.731 112,530.172 137,207.963 97,962.469 68,244.011 66,744.953 56,134.013 42,925.556 14,593.665 0.000
TA Jennison Growth - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.815899 $1.655547 $1.527538 $1.127018 $0.989296 $1.009927 $0.913651 $0.657859 $1.059675 $1.000000	$1.758557 $1.815899 $1.655547 $1.527538 $1.127018 $0.989296 $1.009927 $0.913651 $0.657859 $1.059675	133,279.545 154,417.614 224,217.948 246,010.586 256,881.057 272,861.830 295,977.826 4,327.978 398.664 0.000
TA JPMorgan Core Bond - Service Class Subaccount Inception Date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.073151 $1.083475 $1.044282 $1.080866 $1.045293 $0.000000	$1.081241 $1.073151 $1.083475 $1.044282 $1.080866 $1.045293	705,518.406 837,956.346 948,056.954 520,086.778 412,407.450 125,984.160
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.471414 $1.495846 $1.329564 $1.019300 $0.889460 $0.896749 $0.790923 $0.619575 $1.004587 $1.000000	$1.614118 $1.471414 $1.495846 $1.329564 $1.019300 $0.889460 $0.896749 $0.790923 $0.619575 $1.004587	309,736.333 341,954.558 325,719.102 24,152.842 10,973.751 7,796.129 8,380.008 8,454.308 8,012.972 3,989.433
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$2.100822 $2.192572 $1.931579 $1.488347 $1.254029 $1.248693 $1.029886 $0.985164	$2.370036 $2.100822 $2.192572 $1.931579 $1.488347 $1.254029 $1.248693 $1.029886	240,324.796 295,028.148 339,353.058 47,679.624 33,654.183 27,422.172 36,649.277 0.000
14

Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.133311 $1.152670 $1.098662 $1.057019 $0.996413 $0.000000	$1.165691 $1.133311 $1.152670 $1.098662 $1.057019 $0.996413	5,363,052.520 5,928,287.999 6,365,199.250 6,487,597.020 5,327,251.460 1,474,087.865
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2016 2015 2014 2013 2012	$1.129178 $1.168109 $1.090765 $1.010238 $1.000000	$1.107258 $1.129178 $1.168109 $1.090765 $1.010238	939,478.806 1,018,727.256 898,964.173 961,500.935 552,364.598
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2016 2015 2014 2013 2012	$1.173783 $1.225180 $1.147282 $1.005291 $1.000000	$1.147306 $1.173783 $1.225180 $1.147282 $1.005291	670,211.216 634,691.279 458,011.025 223,059.004 48,621.322
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.214544 $1.252491 $1.213568 $1.103217 $1.031053 $1.029338 $0.942001 $0.818886 $1.000000	$1.243990 $1.214544 $1.252491 $1.213568 $1.103217 $1.031053 $1.029338 $0.942001 $0.818886	9,195,525.156 10,488,960.824 11,031,370.886 7,853,408.361 6,548,149.667 3,521,187.751 1,886,930.181 803,310.790 46,473.475
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.249259 $1.274264 $1.226539 $1.156129 $1.098537 $1.078552 $0.998480 $0.999965	$1.283530 $1.249259 $1.274264 $1.226539 $1.156129 $1.098537 $1.078552 $0.998480	634,001.107 714,455.686 786,975.000 795,457.364 771,274.508 555,871.401 1,254,062.356 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.207777 $1.268046 $1.235472 $1.053646 $0.956851 $0.980374 $0.878829 $0.722717 $1.000000	$1.247992 $1.207777 $1.268046 $1.235472 $1.053646 $0.956851 $0.980374 $0.878829 $0.722717	5,868,231.693 6,320,505.644 6,876,982.017 4,544,808.404 3,781,405.598 2,718,926.523 1,992,651.927 892,503.698 147,651.063
TA Market Participation Strategy - Service Class Subaccount inception date September 17, 2012	2016 2015 2014 2013 2012	$1.138325 $1.191751 $1.117353 $0.990317 $1.000000	$1.170521 $1.138325 $1.191751 $1.117353 $0.990317	320,609.645 417,628.889 440,715.682 282,796.954 58,484.680
TA MFS International Equity - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.071924 $1.088497 $1.165718 $1.002713 $0.833503 $0.940409 $0.863623 $0.661579 $1.039758 $1.000000	$1.056791 $1.071924 $1.088497 $1.165718 $1.002713 $0.833503 $0.940409 $0.863623 $0.661579 $1.039758	435,789.796 572,797.418 489,255.237 64,369.325 33,683.998 28,924.377 27,755.696 28,285.684 10,030.831 6,428.241
15

Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.751362 $1.591853 $1.524336 $1.044139 $0.918179 $0.989324 $0.788587 $0.626208 $0.999655 $1.000000	$1.685664 $1.751362 $1.591853 $1.524336 $1.044139 $0.918179 $0.989324 $0.788587 $0.626208 $0.999655	54,506.865 73,050.522 117,403.477 49,185.922 5,552.433 2,516.941 2,802.927 3,289.004 3,870.336 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.531551 $1.552445 $1.423221 $1.224345 $1.103543 $1.077443 $0.881024 $0.708665 $1.064735 $1.000000	$1.627424 $1.531551 $1.552445 $1.423221 $1.224345 $1.103543 $1.077443 $0.881024 $0.708665 $1.064735	926,816.028 1,180,972.354 1,199,312.569 957,378.199 900,723.411 796,847.302 503,434.319 299,283.714 17,358.010 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.045616 $1.086881 $1.021051 $0.924764 $0.927731 $0.972919 $1.020908 $0.998168	$1.087760 $1.045616 $1.086881 $1.021051 $0.924764 $0.927731 $0.972919 $1.020908	510,753.211 665,234.868 612,333.423 488,214.343 155,526.559 15,897.434 3,665.881 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.002130 $1.036691 $0.965909 $0.904680 $0.902735 $0.988165 $1.022659 $0.997274	$1.038551 $1.002130 $1.036691 $0.965909 $0.904680 $0.902735 $0.988165 $1.022659	193,585.368 202,149.175 288,462.719 297,516.460 230,429.022 107,769.911 26,556.163 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.002286 $1.051673 $1.001314 $0.868392 $0.873700 $1.001344 $1.021578 $0.996406	$1.037660 $1.002286 $1.051673 $1.001314 $0.868392 $0.873700 $1.001344 $1.021578	563,506.308 590,802.976 520,691.641 236,431.582 43,112.625 2,954.219 3,614.102 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.300847 $1.310973 $1.272784 $1.325998 $1.125166 $1.196708 $1.133644 $0.992107 $1.036915 $1.000000	$1.315965 $1.300847 $1.310973 $1.272784 $1.325998 $1.251666 $1.196708 $1.133644 $0.992107 $1.036915	6,506,628.588 7,295,631.715 7,999,634.908 8,790,016.877 8,269,925.157 5,190,091.585 2,825,039.568 899,504.139 260,885.801 38,157.413
TA PineBridge Inflation Opportunities- Service Class Subaccount Inception Date May 2, 2011	2016 2015 2014 2013 2012 2011	$0.978956 $1.020959 $1.000432 $1.120422 $1.067818 $0.000000	$1.003182 $0.978956 $1.020959 $1.000432 $1.120422 $1.067818	1,582,470.093 1,609,863.386 1,733,120.420 1,956,721.320 1,755,033.076 547,291.799
16

Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA ProFunds UltraBear Fund - Service Class OAM Subaccount Inception Date May 1, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$0.081642 $0.089215 $0.121431 $0.224097 $0.321699 $0.407092 $0.563085 $1.000000	$0.061591 $0.081642 $0.089215 $0.121431 $0.224097 $0.321699 $0.407092 $0.563085	4,195,044.100 2,688,995.933 1,863,153.172 728,476.123 5,114,352.228 4,199,142.369 228,373.920 40,860.882
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.077997 $1.118419 $1.093530 $1.034599 $0.981563 $0.000000	$1.092376 $1.077997 $1.118419 $1.093530 $1.034599 $0.981563	1,024,053.100 1,199,360.139 1,285,846.084 1,358,078.077 1,357,690.120 1,009,189.803
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.090831 $1.182270 $1.160229 $1.008787 $0.921070 $0.000000	$1.098040 $1.090831 $1.182270 $1.160229 $1.008787 $0.921070	2,536,117.295 3,126,914.082 3,792,573.371 1,310,384.417 1,119,475.920 727,411.082
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount Inception Date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.089976 $1.153485 $1.127698 $1.028090 $0.961731 $0.000000	$1.099513 $1.089976 $1.153485 $1.127698 $1.028090 $0.961731	3,793,728.721 4,350,742.486 4,541,601.856 4,223,863.608 3,237,581.545 98,516.525
TA Small Mid Cap Value - Service Class(5) Subaccount Inception Date January 22, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.760906 $1.833930 $1.770430 $1.318339 $1.150938 $1.200178 $0.934838 $0.662697 $1.000000	$2.100046 $1.760906 $1.833930 $1.770430 $1.318339 $1.150938 $1.200178 $0.934838 $0.662697	395,321.530 487,087.578 547,797.676 186,756.674 192,895.704 162,685.466 69,076.446 52,331.003 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.970487 $1.953995 $1.863066 $1.313364 $1.152851 $1.150400 $0.869276 $0.636581 $1.014038 $1.000000	$2.159282 $1.970487 $1.953995 $1.863066 $1.313364 $1.152851 $1.150400 $0.869276 $0.636581 $1.014038	616,504.619 773,222.556 801,506.580 239,172.784 227,870.004 137,982.070 100,387.124 103,170.210 3,565.035 0.000
TA Torray Concentrated Growth - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.510867 $1.559132 $1.439135 $1.097699 $0.951886 $0.989305 $0.843048 $0.588619 $1.031747 $1.000000	$1.588130 $1.510867 $1.559132 $1.439135 $1.097699 $0.951886 $0.989305 $0.843048 $0.588619 $1.031747	19,763.661 48,107.777 50,588.684 49,744.808 51,601.279 67,506.996 51,373.267 45,313.108 1,054.351 0.000
17

Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA TS&W International Equity - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.947634 $0.950080 $1.017159 $0.830474 $0.722561 $0.856735 $0.802074 $0.646499 $1.074497 $1.000000	$0.942662 $0.947634 $0.950080 $1.017159 $0.830474 $0.722561 $0.856735 $0.802074 $0.646499 $1.074497	403,323.896 508,202.924 528,456.628 132,217.741 108,345.822 81,846.804 109,240.990 88,264.204 67,733.672 215.725
TA WMC US Growth - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.365908 $1.297867 $1.186225 $0.909413 $0.816299 $0.860711 $0.742164 $0.583271 $1.097797 $1.000000	$1.382692 $1.365908 $1.297867 $1.186225 $0.909413 $0.816299 $0.860711 $0.742164 $0.583271 $1.097797	236,180.485 248,175.793 324,704.497 267,541.795 198,245.832 213,839.733 90,107.334 817.209 809,798 0.000
(1)	The beginning and ending AUV for this fund also reflects a 0.15% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(4)	Effective November 30, 2016, GE Investments Total Return Fund was renamed State Street Total Return V.I.S. Fund.
(5)	Effective December 5, 2016, TA Systematic Small/Mid Cap Value was renamed TA Small/Mid Cap Value.
The TA International Equity Index and TA U.S. Equity Index funds had not commenced operation as of December 31, 2016, therefore, comparable data is not available.
18

STATEMENT OF ADDITIONAL INFORMATION
TRANSAMERICA LANDMARKSM VARIABLE ANNUITY
Issued through
SEPARATE ACCOUNT VA B
Offered by
TRANSAMERICA LIFE INSURANCE COMPANY
This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Transamerica LandmarkSM Variable Annuity offered by Transamerica Life Insurance Company. You may obtain a copy of the current prospectus, dated May 1, 2017, by calling (800) 525-6205, or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.
This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.
Dated: May 1, 2017

ii

GLOSSARY OF TERMS
accumulation unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.
adjusted policy value—The policy value increased or decreased by any excess interest adjustment.
Administrative Office—Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 525-6205.
annuitant—The person on whose life any annuity payments involving life contingencies will be based.
annuity commencement date—The date upon which annuity payments are to commence.
annuity payment option—A method of receiving a stream of annuity payments selected by the owner.
annuity unit—An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.
assumed investment return or AIR—The annual effective rate shown in the contract that is used in the calculation of each variable annuity payment.
beneficiary—The person who has the right to the death benefit as set forth in the policy.
business day—A day when the New York Stock Exchange is open for regular trading.
cash value—The adjusted policy value less any applicable surrender charge and rider fees (imposed upon surrender).
Code—The Internal Revenue Code of 1986, as amended.
enrollment form—A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.
excess interest adjustment—A positive or negative adjustment to amounts surrendered (both partial or full surrenders) and transfers or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by us since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full or partial surrenders or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum.
excess partial surrender—The portion of a partial surrender (surrender) that exceeds the free amount.
fixed account—One or more guaranteed period options under the policy that are part of our general assets and are not in the separate account.
free amount—The amount that can be withdrawn each year without incurring any surrender charges or excess interest adjustments.
guaranteed lifetime withdrawal benefit—Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Living Benefits Rider, the Retirement Income Max® Rider and the Retirement Income Choice® 1.6 Rider.
guaranteed period options—The various guaranteed interest rate periods of the fixed account which we may offer and into which premium payments may be paid or amounts transferred.
nonqualified policy—A policy other than a qualified policy.
owner (you, your)—The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and before the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.
policy date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
policy value—On or before the annuity commencement date, the policy value is equal to the owner's:
•	premium payments; minus
•	gross partial surrenders (partial surrenders plus or minus excess interest adjustments plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge plus taxes (on the withdrawal)); plus
•	interest credited in the fixed account; plus
•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus
•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.
policy year—A policy year begins on the policy date and on each anniversary thereafter.
premium payment—An amount paid to us by the owner or on the owner's behalf as consideration for the benefits provided by the policy.
qualified policy—A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.
separate account—Separate Account VA B, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
separate account value—The portion of the policy value that is invested in the separate account.
service charge—An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $35, but will not exceed 2% of the policy value.
subaccount—A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.
supportable payment—The amount equal to the sum of the variable annuity unit values multiplied by the number of variable annuity units in each of the selected subaccounts.
surrender charge—A percentage of each premium payment that depends upon the length of time from the date of each premium payment. The surrender charge is assessed on full or partial surrenders from the policy. A surrender charge may also be referred to as a “contingent deferred sales charge.”
valuation period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made on each business day.
variable annuity payments—Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.
written notice—Written notice, signed by the owner, that gives the Company the information it requires and is received in good order at the Administrative Office. For some transactions, the Company may accept an electronic notice, such as telephone instructions. Such electronic notice must meet the requirements for good order that the Company establishes for such notices.

In order to supplement the description in the prospectus, the following provides additional information about the Company (the Company, we, us or our) and the policy, which may be of interest to a prospective purchaser.
THE POLICY—GENERAL PROVISIONS
Owner
The policy shall belong to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with our consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.
Unless we have been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.
Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner's estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.
The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.
When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment we have made or action we have taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.
Entire Contract
The entire contract consists of the policy and any application, endorsements and riders. If any portion of the policy or rider attached thereto shall be found to be invalid, unenforceable or illegal, the remainder shall not in any way be affected or impaired thereby, but shall have the same force and effect as if the invalid, unenforceable or illegal portion had not been inserted.
Misstatement of Age or Sex
During the Accumulation Phase. If the age of any person whose life or age a benefit provided under a guaranteed benefit has been misstated, any such benefit will be that which would have been purchased on the basis of the correct age. If that person would not have been eligible for that guaranteed benefit at the correct age, (i) the benefit will be rescinded; and (ii) any charges that were deducted for the benefit will be refunded and applied to the total account value of the policy.
We reserve the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the policy.
After the Annuity Commencement Date. We may require proof of the annuitant’s or owner’s age and/or sex before any payments associated with any benefits are made. If the age or sex of the annuitant and/or owner has been misstated, we will change the payment associated with any benefits payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by us shall be paid in full with the next payment due such person, beneficiary, or payee. The dollar amount of any overpayment made by us due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest specified in your policy, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to us.
Reallocation of Annuity Units After the Annuity Commencement Date
After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, we reserve the right to include the value of those annuity units as part of the transfer. The request must be in writing to our Administrative Office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.
After the annuity commencement date, no transfers may be made from the fixed account to the separate account.
Annuity Payment Options
Note: Portions of the following discussion do not apply to annuity payments under the Initial Payment Guarantee. See the “Stabilized Payments” section of this SAI.
During the lifetime of the annuitant and before the annuity commencement date, the owner may choose an annuity payment option or change the election, but notice of any election or change of election must be received by us in good order at least thirty (30) days before the annuity commencement date (elections less than 30 days require prior approval). If no election is made before the annuity commencement date, annuity payments will be made under life income with variable payments for 10 years certain using the existing policy value of the separate account. These default options may be restricted with respect to qualified policies.
The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount we have at the death of a payee. Naming these payees cancels any prior choice of a successor payee.
A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells us in writing and we agree.
Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 5% effective annual Assumed Investment Return and the “Annuity 2000” (male, female and unisex if required by law) mortality table projected for improvement using projection scale G. The rates were projected dynamically using an assumed annuity commencement date of 2005. the “Annuity 2000” mortality rates are adjusted based on improvements in mortality to more appropriately reflect increased longevity. The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary. For certain qualified policies the use of unisex mortality tables may be required.
Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state and Federal law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant's actual age nearest birthday, on the annuity commencement date, adjusted as described in your policy. This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.
Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.
Death Benefit
Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death or any other proof satisfactory to us will constitute due proof of death. If the annuitant dies after the annuity commencement date, no death benefit is payable and the amount payable will depend on the annuity income option.
Upon receipt in good order of this proof and an election of a method of settlement, the death benefit generally will be paid within seven days, or as soon thereafter as we have sufficient information about the beneficiary(ies) to make the payment. The death benefit may be paid as a lump sum, as annuity payments or as otherwise permitted by the Company in accordance with applicable law unless a settlement agreement is effective at the death of the owner preventing such election.

If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the adjusted policy value. If the new owner is not the deceased owner's spouse, however, (1) the adjusted policy value must be distributed within five years after the date of the deceased owner's death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner's death and must be made for the new owner's lifetime or for a period certain (so long as any period certain does not exceed the new owner's life expectancy). If the sole new owner is the deceased owner's surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.
Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending us written notice. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by us. We will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.
Death of Owner
Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See the TAX INFORMATION section in the prospectus for more information about these rules. Other rules may apply to qualified policies.
Assignment
During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on us until a copy has been filed at its Administrative Office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. We assume no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.
Unless you so direct by filing written notice with us, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary's creditors.
Ownership under qualified policies is restricted to comply with the Code.
Evidence of Survival
We reserve the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until we receive such evidence.
Non-Participating
The policy will not share in our surplus earnings; no dividends will be paid.
Amendments
No change in the policy is valid unless made in writing by us and approved by one of our officers. No registered representative has authority to change or waive any provision of the policy.
We reserve the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.
Employee and Agent Purchases
The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of ours or our affiliated companies or their immediate family. In such a case, we in our discretion, may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs we experience on those purchases. We may offer certain employer sponsored savings plans, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which we are not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.
Present Value of Future Variable Payments
The present value of future period certain variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request (in good order), multiplied by (b) the number of payments remaining, multiplied by a discount rate (such as the assumed investment rate or “AIR”).
Stabilized Payments
If you have selected a payout feature that provides for stabilized payments (e.g., the Initial Payment Guarantee), please note that the stabilized payments remain level throughout each year and are adjusted on your annuitization anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The annuity units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On the anniversary of your annuity commencement date we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance of the subaccounts will be increased because more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance of the subaccounts will be decreased because fewer variable annuity units are credited to you. If the Initial Payment Guarantee is chosen, then the stabilized variable annuity payment will equal the greater of the guaranteed payment or the supportable payment at that time.
The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.
Hypothetical Changes in Annuity Units with Stabilized Payments*
♦Assumed Investment Rate = 5.0% ♦Life & 10 Year Certain ♦Male aged 65 ♦First Variable Payment = $500
	Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments In Annuity Units	Cumulative Adjusted Annuity Units
At Issue: January 1	400.0000	1.250000	$500.00	$500.00	0.0000	400.0000
February 1	400.0000	1.252005	$500.80	$500.00	0.0041	400.0041
March 1	400.0000	1.252915	$501.17	$500.00	0.0059	400.0100
April 1	400.0000	1.245595	$498.24	$500.00	(0.0089)	400.0011
May 1	400.0000	1.244616	$497.85	$500.00	(0.0108)	399.9903
June 1	400.0000	1.239469	$495.79	$500.00	(0.0212)	399.9691
July 1	400.0000	1.244217	$497.69	$500.00	(0.0115)	399.9576
August 1	400.0000	1.237483	$494.99	$500.00	(0.0249)	399.9327
September 1	400.0000	1.242382	$496.95	$500.00	(0.0150)	399.9177
October 1	400.0000	1.242382	$496.95	$500.00	(0.0149)	399.9027
November 1	400.0000	1.249210	$499.68	$500.00	(0.0016)	399.9012
December 1	400.0000	1.252106	$500.84	$500.00	0.0040	399.9052
January 1	399.9052	1.255106	$501.92	$501.92	0.0000	399.9052
*	The total separate account expenses and portfolio expenses included in the calculations are 2.25% (2.25% is a hypothetical figure). If higher (or lower) expenses were charged, the numbers would be lower (or higher).

INVESTMENT EXPERIENCE
A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.
Accumulation Units
Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.
Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the Administrative Office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for regular trading.
An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.
The net investment factor for any subaccount for any valuation period is determined by dividing (A + B - C) by (D) and subtracting (D) from the result, where the net result of:
A	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus
B	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus
C	a per share credit or charge for any taxes determined by us to have resulted during the valuation period from the investment operations of the subaccount;
D	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and
E	is an amount representing the separate account charge and any optional benefit fees, if applicable.
Illustration of Separate Account Accumulation Unit Value Calculations
Formula and Illustration for Determining the Net Investment Factor
Net Investment Factor =	(A + B - C)	- E
D

Where:
A =	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.
Assume A = $11.57
B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
Assume B = 0
C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
Assume C = 0
D =	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.
Assume D = $11.40
E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees, if applicable. Assume E totals 1.95% on an annual basis; On a daily basis, this equals 0.000052912.

Then, the net investment factor =	(11.57 + 0 – 0)	- 0.000052912 = Z = 1.014859369
(11.40)
Formula for Determining Accumulation Unit Value
Accumulation Unit Value = A * B
Where:
A =	The accumulation unit value for the immediately preceding valuation period.
Assume A = $X
B =	The net investment factor for the current valuation period.
Assume B = Y
Then, the accumulation unit value = $X * Y = $Z
Annuity Unit Value and Annuity Payment Rates
The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to A multiplied by B multiplied by C, where:
A	is the variable annuity unit value for the subaccount on the immediately preceding business day;
B	is the net investment factor for that subaccount for the valuation period; and
C	is the assumed investment return adjustment factor for the valuation period.
The assumed investment return adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.
The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:
(i)	is the result of:
(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus
(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus
(3)	a per share charge or credit for any taxes reserved for, which we determine to have resulted from the investment operations of the subaccount.
(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.
(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of shares held in that subaccount. (For calculating Initial Payment Guarantee annuity payments, the factor is higher at a rate of 2.50%).
The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.
The annuity payment rates generally vary according to the annuity option elected and the gender and adjusted age of the annuitant at the annuity commencement date. The policy contains a table for determining the adjusted age of the annuitant.

Calculations for Annuity Unit
Value and Variable Annuity Payments
Formula for Determining Annuity Unit Value
Annuity Unit Value = A * B * C
Where:
A =	Annuity unit value for the immediately preceding valuation period.
Assume A = $X
B =	Net investment factor for the valuation period for which the annuity unit value is being calculated.
Assume B = Y
C =	A factor to neutralize the annual assumed investment return of 5% built into the Annuity Tables used.
Assume C = Z
Then, the annuity unit value is: $X * Y * Z = $Q
Formula for Determining Amount of
First Monthly Variable Annuity Payment
First monthly variable annuity payment =	A * B
$1,000

Where:
A =	The adjusted policy value as of the annuity commencement date.
Assume A = $X
B =	The annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
Assume B = $Y

Then, the first monthly variable annuity payment =	$X * $Y	= $Z
1,000
Formula for Determining the Number of Annuity Units
Represented by Each Monthly Variable Annuity Payment
Number of annuity units =	A
B

Where:
A =	The dollar amount of the first monthly variable annuity payment.
Assume A = $X
B =	The annuity unit value for the valuation date on which the first monthly payment is due.
Assume B = $Y

Then, the number of annuity units =	$X	= Z
$Y
PERFORMANCE
We periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of non-standard performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges. These figures may also reflect the premium enhancement, if any.
Third, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.
Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.
HISTORICAL PERFORMANCE DATA
Money Market Yields
We may from time to time disclose the current annualized yield of the money market subaccount, which invests in the corresponding money market portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the money market subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula.
Current Yield = ((NCS * ES)/UV) * (365/7)
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.
Because of the charges and deductions imposed under a policy, the yield for the money market subaccount will be lower than the yield for the corresponding money market portfolio. The yield calculations do not reflect the effect of any premium taxes. The yield calculations also do not reflect surrender charges that may be applicable to a particular policy. Surrender charges range from 8% to 0% of the amount of premium payments surrendered based on the number of years since the premium payment was made. Surrender charges are based on the number of years since the date the premium payment was made, not the policy issue date.
We may also disclose the effective yield of the money market subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula.
Effective Yield = (1 + ((NCS - ES)/UV))365/7 - 1
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.

The yield on amounts held in the money market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding money market portfolio, the types and quality of portfolio securities held by the corresponding money market portfolio and its operating expenses.
Total Returns
We may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.
Total returns will be calculated using subaccount unit values which we calculate on each business day based on the performance of the separate account's underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula.
P (1 + T)N = ERV
Where:
T	=	The average annual total return net of subaccount recurring charges.
ERV	=	The ending redeemable value of the hypothetical account at the end of the period.
P	=	A hypothetical initial payment of $1,000.
N	=	The number of years in the period.
Other Performance Data
We may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.
We may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula except that the surrender charge percentage will be assumed to be 0%.
CTR = (ERV / P)-1
Where:
CTR	=	The cumulative total return net of subaccount recurring charges for the period.
ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.
P	=	A hypothetical initial payment of $1,000.
All non-standard performance data will only be advertised if the standard performance data is also disclosed.
Adjusted Historical Performance Data
From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.
PUBLISHED RATINGS
We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services, Moody's Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect our financial strength. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms.
STATE REGULATION OF US
We are subject to the laws of jurisdiction governing insurance companies and to regulation by the jurisdiction Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering our operations for the preceding year and our financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine our contract liabilities and reserves so that the Department may determine the items are correct. Our books and accounts are subject to review by the Department of Insurance at all times, and a full examination of our operations are conducted periodically by the National Association of Insurance Commissioners. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which it may operate.
ADMINISTRATION
We perform administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.
RECORDS AND REPORTS
All records and accounts relating to the separate account will be maintained by us. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, we will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments we send to you) you may only receive quarterly confirmations.
DISTRIBUTION OF THE POLICIES
We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (“TCI”), for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below).
TCI's home office is located at 1800 California St. Suite 5200 Denver, Colorado 80202. TCI is an indirect, wholly owned subsidiary of AEGON USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of Financial Industry Regulatory Authority (“FINRA”). TCI is not a member of the Securities Investor Protection Corporation.
The policies were offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. Sales representatives with these selling firms are appointed as our insurance agents.
We and our affiliates provide paid-in capital to TCI and pay for TCI's operating and other expenses, including overhead, legal and accounting fees. We also pay TCI an “override” payment based on the pricing of the product which becomes part of TCI's assets. In addition, we pay commission to TCI for policy sales; these commissions are passed through to the selling firms with TCI not retaining any portion of the commissions. During fiscal year 2016, 2015 and 2014 the amounts paid to TCI in connection with all policies sold through the separate account were $63,974,281, $72,184,184 and $79,046,025, respectively.
We and/or TCI or another affiliate may pay certain selling firms additional cash amounts for: (1) marketing allowances, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses of the selling firms. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. Differences in compensation paid to a selling firm or its sales representatives for selling one product over another may create conflicts of interests for such firms or its sales representatives.

VOTING RIGHTS
To the extent required by law, we will vote the underlying fund portfolios' shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we will determine that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.
Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.
After the annuity commencement date, you have the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person's number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.
The number of votes that you have the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. We will solicit voting instructions by sending you, or other persons entitled to vote, requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by us in which you, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.
Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.
OTHER PRODUCTS
We make other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment choices or charges.
CUSTODY OF ASSETS
We hold assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from our general account assets. We maintain records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by our fidelity bond, presently in the amount of $5,000,000, covering the acts of our officers and employees.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements of the Separate Account VA B, as of December 31, 2016 and for the years ended December 31, 2016 and 2015, and the statutory-basis financial statements and schedules of Transamerica Life Insurance Company as of December 31, 2016 and 2015 and for the three years ended December 31, 2016 included in this Statement of Additional Information, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given upon the authority of such firm as experts in accounting and auditing.
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
OTHER INFORMATION
A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement and the amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS
The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA B, which are available for investment by Transamerica LandmarkSM Variable Annuity policy owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of us to meet our obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.
FINANCIAL STATEMENTS FOR MERRILL LYNCH
The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of the ML subaccounts of Separate Account VA B, which are available for investment by Transamerica LandmarkSM Variable Annuity contract owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of us to meet our obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit values and the number of accumulation units outstanding for the total separate account expenses listed therein (including any applicable fund facilitation fees) for each subaccount available on December 31, 2016.
Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.603220 $1.624695 $1.557048 $1.374618 $1.244742 $1.317934 $1.226543 $1.011675 $1.000000	$1.631346 $1.603220 $1.624695 $1.557048 $1.374618 $1.244742 $1.317934 $1.226543 $1.011675	0.000 0.000 0.000 0.000 46,933.885 47,193.448 49,674.121 52,674.226 0.000
American Funds - Asset Allocation FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.497861 $1.517820 $1.479727 $1.229207 $1.087157 $1.102698 $1.007062 $0.989756	$1.595065 $1.497861 $1.517820 $1.479727 $1.229207 $1.087157 $1.102698 $1.007062	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.036969 $1.062583 $1.037063 $1.089096 $1.062133 $1.028491 $0.992791 $1.000877	$1.039007 $1.036969 $1.062583 $1.037063 $1.089096 $1.062133 $1.028491 $0.992791	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.322667 $1.350208 $1.257323 $1.079898 $0.963674 $1.026512 $0.893065 $0.661459 $1.000000	$1.381228 $1.322667 $1.350208 $1.257323 $1.079898 $0.963674 $1.026512 $0.893065 $0.661459	0.000 0.000 0.000 0.000 22,964.379 23,101.307 23,905.985 52,520.293 0.000
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount Inception Date November 10, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.598704 $1.749442 $1.746875 $1.449117 $1.291113 $1.347141 $1.253768 $0.989022 $1.000000	$1.759660 $1.598704 $1.749442 $1.746875 $1.449117 $1.291113 $1.347141 $1.253768 $0.989022	0.000 0.000 0.000 0.000 84,912.448 88,557.826 92,509.807 121,575.675 0.000
State Street Total Return V.I.S. Fund - Class 3(2)(4) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.211583 $1.260621 $1.231551 $1.102725 $1.008535 $1.068314 $1.002704 $0.988788	$1.252159 $1.211583 $1.260621 $1.231551 $1.102725 $1.008535 $1.068314 $1.002704	0.000 0.000 0.000 0.000 6,717.500 6,762.180 6,807.003 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AB Dynamic Allocation - Service Class Subaccount Inception Date August 16, 2010	2016 2015 2014 2013 2012 2011 2010	$1.117341 $1.149531 $1.117818 $1.071415 $1.037662 $1.045621 $1.000000	$1.112394 $1.117341 $1.149531 $1.117818 $1.071415 $1.037662 $1.045621	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon Government Money Market - Service Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008	$0.841237 $0.861814 $0.882873 $0.904471 $0.926704 $0.949305 $0.972509 $0.996216 $1.000000	$0.821228 $0.841237 $0.861814 $0.882873 $0.904471 $0.926704 $0.949305 $0.972509 $0.996216	0.000 0.000 0.000 0.000 11,071.970 11,133.207 11,718.410 205,776.524 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 13, 1994	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.075090 $1.103373 $1.082543 $1.137353 $1.111300 $1.061135 $1.043081 $1.025589 $1.000000	$1.050915 $1.075090 $1.103373 $1.082543 $1.137353 $1.111300 $1.061135 $1.043081 $1.025589	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2016 2015	$9.464876 $9.999337	$9.831422 $9.464876	0.000 0.000
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.081636 $1.132431 $1.138005 $1.068724 $1.021542 $1.022413 $0.963561 $0.790338 $1.000000	$1.101287 $1.081636 $1.132431 $1.138005 $1.068724 $1.021542 $1.022413 $0.963561 $0.790338	0.000 0.000 0.000 0.000 46,164.191 526,446.810 531,893.499 531,590.170 104,680.989
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.108857 $1.165397 $1.165433 $1.002978 $0.931090 $0.976071 $0.889620 $0.712762 $1.000000	$1.150080 $1.108857 $1.165397 $1.165433 $1.002978 $0.931090 $0.976071 $0.889620 $0.712762	0.000 0.000 0.000 0.000 413,859.639 1,013,995.665 1,160,664.773 790,528.677 389,732.455
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.107212 $1.163152 $1.161350 $1.050752 $0.986736 $1.007920 $0.937563 $0.761131 $1.000000	$1.137604 $1.107212 $1.163152 $1.161350 $1.050752 $0.986736 $1.007920 $0.937563 $0.761131	0.000 0.000 0.000 0.000 9,027.685 426,857.029 478,251.510 777,986.243 759,633.983
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998016	$10.390986	0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2016 2015 2014	$9.327076 $9.894477 $9.998010	$9.138409 $9.327076 $9.894477	0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10, 2014	2016 2015 2014	$9.132530 $9.854616 $9.998010	$8.897856 $9.132530 $9.854616	0.000 0.000 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998016	$10.076941	0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998016	$10.145639	0.000
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2016 2015 2014 2013 2012 2011 2010 2009 2008	$0.933804 $0.975070 $1.006905 $0.917245 $0.835545 $0.925739 $0.860297 $0.681505 $1.000000	$0.921342 $0.933804 $0.975070 $1.006905 $0.917245 $0.835545 $0.925739 $0.860297 $0.681505	0.000 0.000 0.000 0.000 17,010.561 17,104.639 18,003.731 19,091.078 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.113780 $1.161630 $1.138317 $1.046565 $0.989269 $0.998799 $0.924430 $0.812728 $1.000000	$1.128008 $1.113780 $1.161630 $1.138317 $1.046565 $0.989269 $0.998799 $0.924430 $0.812728	0.000 0.000 0.000 0.000 0.000 421,016.513 423,344.915 455,585.217 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.165878 $1.202718 $1.170812 $1.116124 $1.072630 $1.065040 $0.997153 $0.999934	$1.184458 $1.165878 $1.202718 $1.170812 $1.116124 $1.072630 $1.065040 $0.997153	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.107530 $1.176003 $1.158801 $0.999482 $0.918034 $0.951266 $0.862408 $0.717267 $1.000000	$1.131591 $1.107530 $1.176003 $1.158801 $0.999482 $0.918034 $0.951266 $0.862408 $0.717267	0.000 0.000 0.000 0.000 1,355,737.959 463,518.460 464,384.753 448,930.578 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.457094 $1.493741 $1.384948 $1.204937 $1.098433 $1.084596 $0.896936 $0.729646 $1.000000	$1.530966 $1.457094 $1.493741 $1.384948 $1.204937 $1.098433 $1.084596 $0.896936 $0.729646	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.106997 $1.128280 $1.107861 $1.167289 $1.114428 $1.077556 $1.032354 $0.913723 $1.000000	$1.107340 $1.106997 $1.128280 $1.107861 $1.167289 $1.114428 $1.077556 $1.032354 $0.913723	0.000 0.000 0.000 0.000 317,212.857 328,287.611 258,699.142 101,995.049 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date December 9, 2011	2016 2015 2014 2013 2012 2011	$1.054634 $1.106600 $1.094258 $1.047037 $1.004699 $1.000000	$1.056735 $1.054634 $1.106600 $1.094258 $1.047037 $1.004699	0.000 0.000 0.000 0.000 0.000 0.000

Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.620021 $1.639311 $1.568765 $1.382939 $1.250439 $1.322043 $1.228584 $1.011883 $1.000000	$1.650847 $1.620021 $1.639311 $1.568765 $1.382939 $1.250439 $1.322043 $1.228584 $1.011883	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
AB Growth and Income Portfolio – Class B Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.984479 $2.001565 $1.873544 $1.424018 $1.242655 $1.198425 $1.086865 $0.923875 $1.593839 $1.555119	$2.154747 $1.984479 $2.001565 $1.873544 $1.424018 $1.242655 $1.198425 $1.086865 $0.923875 $1.593839	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.151315 $1.985297 $1.784039 $1.332167 $1.167896 $1.241295 $1.156159 $0.862649 $1.466605 $1.320728	$2.152580 $2.151315 $1.985297 $1.784039 $1.332167 $1.167896 $1.241295 $1.156159 $0.862649 $1.466605	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.511299 $1.529203 $1.488655 $1.234823 $1.090524 $1.104500 $1.007237 $0.989760	$1.611731 $1.511299 $1.529203 $1.488655 $1.234823 $1.090524 $1.104500 $1.007237	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.046286 $1.070554 $1.043320 $1.094065 $1.065422 $1.030171 $0.992961 $1.000881	$1.049872 $1.046286 $1.070554 $1.043320 $1.094065 $1.065422 $1.030171 $0.992961	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Growth FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.735531 $1.666380 $1.575642 $1.242561 $1.081537 $1.159181 $1.002101 $0.986463	$1.852171 $1.735531 $1.666380 $1.575642 $1.242561 $1.081537 $1.159181 $1.002101	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.663084 $1.681866 $1.559727 $1.198698 $1.046994 $1.094182 $1.007487 $0.986784	$1.807838 $1.663084 $1.681866 $1.559727 $1.198698 $1.046994 $1.094182 $1.007487	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - International FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.032616 $1.109707 $1.169604 $0.986570 $0.858603 $1.023881 $0.979627 $0.982894	$1.042077 $1.032616 $1.109707 $1.169604 $0.986570 $0.858603 $1.023881 $0.979627	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.337636 $1.363495 $1.267830 $1.087314 $0.968862 $1.030532 $0.895254 $0.662108 $1.000000	$1.398904 $1.337636 $1.363495 $1.267830 $1.087314 $0.968862 $1.030532 $0.895254 $0.662108	0.000 0.000 0.000 0.000 0.000 0.000 5,864.799 5,864.799 0.000
Fidelity ® VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.478934 $2.525471 $2.313883 $1.807584 $1.592351 $1.675557 $1.465942 $1.107020 $1.976331 $1.723765	$2.610673 $2.478934 $2.525471 $2.313883 $1.807584 $1.592351 $1.675557 $1.465942 $1.107020 $1.976331	0.000 0.000 0.000 0.000 0.000 0.000 3,623.407 3,623.407 0.000 48,555.443
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.813985 $1.937846 $1.827469 $1.462504 $1.278295 $1.299135 $1.156483 $0.910891 $1.629640 $1.646378	$2.087353 $1.813985 $1.937846 $1.827469 $1.462504 $1.278295 $1.299135 $1.156483 $0.910891 $1.629640	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.133949 $2.042045 $1.881770 $1.415464 $1.265864 $1.295339 $1.069823 $0.855264 $1.660687 $1.341444	$2.097568 $2.133949 $2.042045 $1.881770 $1.415464 $1.265864 $1.295339 $1.069823 $0.855264 $1.660687	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$3.158516 $3.284679 $3.169095 $2.386072 $2.130925 $2.445238 $1.945547 $1.424159 $2.412649 $2.140177	$3.455848 $3.158516 $3.284679 $3.169095 $2.386072 $2.130925 $2.445238 $1.945547 $1.424159 $2.412649	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 33,015.401
Fidelity ® VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.395023 $2.530873 $2.430770 $1.910105 $1.537997 $1.729625 $1.400499 $0.911671 $1.914774 $1.857970	$2.558402 $2.395023 $2.530873 $2.430770 $1.910105 $1.537997 $1.729625 $1.400499 $0.911671 $1.914774	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 1,943.353
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount Inception Date November 10, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.615525 $1.765263 $1.760102 $1.457955 $1.297074 $1.351386 $1.255873 $0.989224 $1.000000	$1.780772 $1.615525 $1.765263 $1.760102 $1.457955 $1.297074 $1.351386 $1.255873 $0.989224	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.104290 $1.215441 $1.188548 $1.067114 $0.969150 $0.968305 $0.879150 $0.663267 $0.964667 $1.000000	$1.230919 $1.104290 $1.215441 $1.188548 $1.067114 $0.969150 $0.968305 $0.879150 $0.663267 $0.964667	0.000 0.000 0.000 0.000 0.000 0.000 12,934.519 12,934.519 0.000 0.000
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.040215 $1.119412 $1.069028 $0.852636 $0.763581 $0.789334 $0.726181 $0.589359 $0.958762 $1.000000	$1.180187 $1.040215 $1.119412 $1.069028 $0.852636 $0.763581 $0.789334 $0.726181 $0.589359 $0.958762	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2016 2015 2014 2013 2012	$1.417771 $1.384617 $1.309495 $0.958251 $1.000000	$1.413934 $1.417771 $1.384617 $1.309495 $0.958251	0.000 0.000 0.000 0.000 0.000
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.429941 $1.637302 $1.574418 $1.208522 $1.050917 $1.112831 $1.064489 $0.737098 $1.568020 $1.582701	$1.648403 $1.429941 $1.637302 $1.574418 $1.208522 $1.050917 $1.112831 $1.064489 $0.737098 $1.568020	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$3.188970 $3.143878 $2.865403 $2.220014 $1.941523 $2.019455 $1.645849 $1.165644 $2.124234 $1.785215	$3.494806 $3.188970 $3.143878 $2.865403 $2.220014 $1.941523 $2.019455 $1.645849 $1.165644 $2.124234	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Aspen – Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.614416 $1.694469 $1.617301 $1.291791 $1.102661 $1.311428 $1.161339 $0.864644 $1.602829 $1.499500	$1.606898 $1.614416 $1.694469 $1.617301 $1.291791 $1.102661 $1.311428 $1.161339 $0.864644 $1.602829	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.300639 $2.405182 $2.659871 $1.926801 $1.630592 $1.863598 $1.402387 $0.880564 $1.489611 $1.490522	$2.446942 $2.300639 $2.405182 $2.659871 $1.926801 $1.630592 $1.863598 $1.402387 $0.880564 $1.489611	0.000 0.000 0.000 0.000 0.000 0.000 2,814.466 2,814.466 0.000 0.000
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.623780 $1.670814 $1.579182 $1.360551 $1.254804 $1.263576 $1.179051 $1.024574 $1.349448 $1.328377	$1.727309 $1.623780 $1.670814 $1.579182 $1.360551 $1.254804 $1.263576 $1.179051 $1.024574 $1.349448	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
State Street Total Return V.I.S. Fund - Class 3(2)(4) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.222482 $1.270108 $1.239002 $1.107778 $1.011666 $1.070072 $1.002880 $0.988792	$1.265267 $1.222482 $1.270108 $1.239002 $1.107778 $1.011666 $1.070072 $1.002880	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.847185 $0.926856 $1.066958 $0.887602 $0.768076 $0.879228 $0.829687 $0.619343 $1.062783 $1.000000	$0.887600 $0.847185 $0.926856 $1.066958 $0.887602 $0.768076 $0.879228 $0.829687 $0.619343 $1.062783	0.000 0.000 0.000 0.000 0.000 0.000 3,605.290 3,605.290 0.000 0.000
TA AB Dynamic Allocation - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.455640 $1.495389 $1.452017 $1.389691 $1.343934 $1.352264 $1.267372 $0.988465 $1.605198 $1.388395	$1.451322 $1.455640 $1.495389 $1.452017 $1.389691 $1.343934 $1.352264 $1.267372 $0.988465 $1.605198	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 6,199.485
TA Aegon Government Money Market - Service Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.869828 $0.889784 $0.910199 $0.931098 $0.952583 $0.974377 $0.996753 $1.019563 $1.020986 $0.997075	$0.850358 $0.869828 $0.889784 $0.910199 $0.931098 $0.952583 $0.974377 $0.996753 $1.019563 $1.020986	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 73,898.862 138,242.297
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 1, 1998	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.628547 $1.740860 $1.718925 $1.653817 $1.444951 $1.413954 $1.289545 $0.898274 $1.232969 $1.240057	$1.830866 $1.628547 $1.740860 $1.718925 $1.653817 $1.444951 $1.413954 $1.289545 $0.898274 $1.232969	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 13, 1994	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.150816 $1.179353 $1.155393 $1.212121 $1.182621 $1.127596 $1.106788 $1.086641 $1.034970 $1.001021	$1.126582 $1.150816 $1.179353 $1.155393 $1.212121 $1.182621 $1.127596 $1.106788 $1.086641 $1.034970	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.486461 $1.553973 $1.559331 $1.462256 $1.395644 $1.394793 $1.312585 $1.075040 $1.399371 $1.348817	$1.515678 $1.486461 $1.553973 $1.559331 $1.462256 $1.395644 $1.394793 $1.312585 $1.075040 $1.399371	0.000 0.000 0.000 0.000 0.000 0.000 83,775.596 123,020.028 105,790.900 54,767.135
TA Asset Allocation - Growth - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.793371 $1.874302 $1.871797 $1.515039 $1.379172 $1.496046 $1.334892 $1.054162 $1.790255 $1.703320	$1.855204 $1.793371 $1.874302 $1.871797 $1.515039 $1.379172 $1.496046 $1.334892 $1.054162 $1.790255	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 48,735.589 48,910.655
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.711475 $1.796096 $1.793512 $1.541252 $1.428688 $1.495519 $1.361057 $1.088890 $1.660836 $1.579837	$1.777723 $1.711475 $1.796096 $1.793512 $1.541252 $1.428688 $1.495519 $1.361057 $1.088890 $1.660836	0.000 0.000 0.000 0.000 0.000 0.000 20,339.499 139,438.845 441,076.421 681,339.206
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.619565 $1.698897 $1.693769 $1.530219 $1.434869 $1.463531 $1.359372 $1.101950 $1.527528 $1.450650	$1.666462 $1.619565 $1.698897 $1.693769 $1.530219 $1.434869 $1.463531 $1.359372 $1.101950 $1.527528	0.000 0.000 0.000 0.000 0.000 0.000 62,843.993 29,230.606 239,876.415 247,800.193
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.089701 $2.222953 $2.031580 $1.599576 $1.468172 $1.465861 $1.361363 $1.224724 $1.900351 $1.863272	$2.340896 $2.089701 $2.222953 $2.031580 $1.599576 $1.468172 $1.465861 $1.361363 $1.224724 $1.900351	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 38,209.219
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.387600 $1.437166 $1.446249 $1.294176 $1.205154 $1.283132 $1.196900 $1.000000	$1.418338 $1.387600 $1.437166 $1.446249 $1.294176 $1.205154 $1.283132 $1.196900	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.567834 $1.605901 $1.563566 $1.423761 $1.324086 $1.305597 $1.200632 $1.000000	$1.607901 $1.567834 $1.605901 $1.563566 $1.423761 $1.324086 $1.305597 $1.200632	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.294250 $2.367672 $2.137899 $2.108886 $1.726413 $1.878958 $1.667079 $1.282223 $2.281359 $2.507320	$2.252206 $2.294250 $2.367672 $2.137899 $2.108886 $1.726413 $1.878958 $1.667079 $1.282223 $2.281359	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 21,580.433 18,378.478
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.936975 $0.976952 $1.007379 $0.916325 $0.833473 $0.922095 $0.855654 $0.676831 $1.087356 $1.025414	$0.925824 $0.936975 $0.976952 $1.007379 $0.916325 $0.833473 $0.922095 $0.855654 $0.676831 $1.087356	0.000 0.000 0.000 0.000 0.000 0.000 12,189.865 12,119.380 14,918.212 13,217.314
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.142186 $1.167028 $1.107184 $0.951641 $0.865458 $0.992650 $0.984931 $0.986553	$1.162562 $1.142186 $1.167028 $1.107184 $0.951641 $0.865458 $0.992650 $0.984931	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.106282 $2.274442 $2.332856 $1.719024 $1.616887 $1.776941 $1.360817 $0.869420 $1.660767 $1.390044	$2.011618 $2.106282 $2.274442 $2.332856 $1.719024 $1.616887 $1.776941 $1.360817 $0.869420 $1.660767	0.000 0.000 0.000 0.000 0.000 0.000 2,878.884 2,878.884 0.000 0.000
TA Jennison Growth - Service Class Subaccount Inception Date November 18, 1996	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.419446 $2.227584 $2.075641 $1.546518 $1.370999 $1.413373 $1.291243 $0.938904 $1.527393 $1.404338	$2.320204 $2.419446 $2.227584 $2.075641 $1.546518 $1.370999 $1.413373 $1.291243 $0.938904 $1.527393	0.000 0.000 0.000 0.000 0.000 0.000 4,262.005 4,262.005 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Core Bond - Service Class Subaccount inception date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.025062 $1.045141 $1.017272 $1.063310 $1.038517 $1.000000	$1.022724 $1.025062 $1.045141 $1.017272 $1.063310 $1.038517	0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 1, 1997	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.048581 $2.103156 $1.887821 $1.461560 $1.288043 $1.311394 $1.168051 $0.924036 $1.513129 $1.484265	$2.225373 $2.048581 $2.103156 $1.887821 $1.461560 $1.288043 $1.311394 $1.168051 $0.924036 $1.513129	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.978259 $2.085045 $1.854985 $1.443428 $1.228247 $1.235071 $1.028698 $0.985137	$2.210005 $1.978259 $2.085045 $1.854985 $1.443428 $1.228247 $1.235071 $1.028698	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.082501 $1.111874 $1.070239 $1.039838 $0.989952 $1.000000	$1.102589 $1.082501 $1.111874 $1.070239 $1.039838 $0.989952	0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.126348 $1.173021 $1.147789 $1.053722 $0.994571 $1.002699 $0.926675 $0.813516 $1.000000	$1.142414 $1.126348 $1.173021 $1.147789 $1.053722 $0.994571 $1.002699 $0.926675 $0.813516	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.176375 $1.211762 $1.177890 $1.121227 $1.075961 $1.066785 $0.997328 $0.999938	$1.196863 $1.176375 $1.211762 $1.177890 $1.121227 $1.075961 $1.066785 $0.997328	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.120091 $1.187601 $1.168512 $1.006375 $0.922983 $0.954989 $0.864525 $0.717974 $1.000000	$1.146105 $1.120091 $1.187601 $1.168512 $1.006375 $0.922983 $0.954989 $0.864525 $0.717974	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA MFS International Equity - Service Class Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.867512 $1.915116 $2.071239 $1.799183 $1.510396 $1.720944 $1.596014 $1.234692 $1.959722 $1.841701	$1.823189 $1.867512 $1.915116 $2.071239 $1.799183 $1.510396 $1.720944 $1.596014 $1.234692 $1.959722	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.528603 $2.320988 $2.244466 $1.552587 $1.378839 $1.500331 $1.207689 $0.968496 $1.561428 $1.585424	$2.410027 $2.528603 $2.320988 $2.244466 $1.552587 $1.378839 $1.500331 $1.207689 $0.968496 $1.561428	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.954357 $2.000566 $1.852143 $1.609055 $1.464675 $1.444108 $1.192487 $0.968657 $1.469806 $1.326386	$2.056439 $1.954357 $2.000566 $1.852143 $1.609055 $1.464675 $1.444108 $1.192487 $0.968657 $1.469806	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$0.984578 $1.033548 $0.980531 $0.896845 $0.908646 $0.962297 $1.019726 $0.998141	$1.014282 $0.984578 $1.033548 $0.980531 $0.896845 $0.908646 $0.962297 $1.019726	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$0.943622 $0.985808 $0.927567 $0.877347 $0.884163 $0.977377 $1.021477 $0.997247	$0.968384 $0.943622 $0.985808 $0.927567 $0.877347 $0.884163 $0.977377 $1.021477	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$0.943786 $1.000062 $0.961585 $0.842170 $0.855730 $0.990425 $1.020396 $0.996379	$0.967569 $0.943786 $1.000062 $0.961585 $0.842170 $0.855730 $0.990425 $1.020396	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.279185 $1.301875 $1.276440 $1.342931 $1.280234 $1.236068 $1.182481 $1.045059 $1.103076 $1.037254	$1.281443 $1.279185 $1.301875 $1.276440 $1.342931 $1.280234 $1.236068 $1.182481 $1.045059 $1.103076	0.000 0.000 0.000 0.000 0.000 0.000 71,510.801 114,559.978 0.000 0.000
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 2, 2011	2016 2015 2014 2013 2012 2011	$0.935083 $0.984829 $0.974558 $1.102224 $1.060897 $1.000000	$0.948874 $0.935083 $0.984829 $0.974558 $1.102224 $1.060897	0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.029692 $1.078850 $1.065248 $1.017785 $0.975186 $1.000000	$1.033259 $1.029692 $1.078850 $1.065248 $1.017785 $0.975186	0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.041928 $1.140424 $1.130212 $0.992384 $0.915081 $1.000000	$1.038594 $1.041928 $1.140424 $1.130212 $0.992384 $0.915081	0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.041113 $1.112644 $1.098513 $1.011360 $0.955474 $1.000000	$1.039987 $1.041113 $1.112644 $1.098513 $1.011360 $0.955474	0.000 0.000 0.000 0.000 0.000 0.000
TA Small Mid Cap Value - Service Class(5) Subaccount Inception Date May 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.628628 $1.712929 $1.669951 $1.255790 $1.107211 $1.165962 $0.917145 $0.656576 $1.000000	$1.923348 $1.628628 $1.712929 $1.669951 $1.255790 $1.107211 $1.165962 $0.917145 $0.656576	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.984127 $2.988381 $2.877453 $2.048453 $1.815936 $1.829933 $1.396380 $1.032666 $1.661318 $1.555483	$3.238160 $2.984127 $2.988381 $2.877453 $2.048453 $1.815936 $1.829933 $1.396380 $1.032666 $1.661318	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Torray Concentrated Growth - Service Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.082953 $2.170722 $2.023424 $1.558600 $1.364972 $1.432608 $1.232849 $0.869283 $1.538823 $1.445169	$2.168123 $2.082953 $2.170722 $2.023424 $1.558600 $1.364972 $1.432608 $1.232849 $0.869283 $1.538823	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.815439 $1.838103 $1.987309 $1.638577 $1.439800 $1.724012 $1.629936 $1.326757 $2.226969 $1.976560	$1.788326 $1.815439 $1.838103 $1.987309 $1.638577 $1.439800 $1.724012 $1.629936 $1.326757 $2.226969	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA WMC US Growth - Initial Class Subaccount Inception Date October 25, 2006	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.349747 $1.292297 $1.189904 $0.918933 $0.830774 $0.882800 $0.766561 $0.606982 $1.150156 $1.011954	$1.356563 $1.349747 $1.292297 $1.189904 $0.918933 $0.830774 $0.882800 $0.766561 $0.606982 $1.150156	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.138718 $2.052245 $1.894252 $1.466552 $1.329459 $1.415605 $1.232655 $0.978314 $1.859593 $1.639549	$2.143882 $2.138718 $2.052245 $1.894252 $1.466552 $1.329459 $1.415605 $1.232655 $0.978314 $1.859593	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 1,658.253

Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Growth and Income Portfolio – Class B Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.698000 $1.708430 $1.595250 $1.209535 $1.052896 $1.012949 $0.916404 $0.777073 $1.337293 $1.301597	$1.848196 $1.698000 $1.708430 $1.595250 $1.209535 $1.052896 $1.012949 $0.916404 $0.777073 $1.337293	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.825631 $1.680625 $1.506565 $1.122223 $0.981427 $1.040564 $0.966825 $0.719623 $1.220440 $1.096343	$1.831173 $1.825631 $1.680625 $1.506565 $1.122223 $0.981427 $1.040564 $0.966825 $0.719623 $1.220440	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.236170 $2.272578 $2.077095 $1.618641 $1.422407 $1.493081 $1.303097 $0.981635 $1.748171 $1.521016	$2.360769 $2.236170 $2.272578 $2.077095 $1.618641 $1.422407 $1.493081 $1.303097 $0.981635 $1.748171	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.550695 $1.652532 $1.554594 $1.241082 $1.082104 $1.097058 $0.974207 $0.765437 $1.366054 $1.376703	$1.788744 $1.550695 $1.652532 $1.554594 $1.241082 $1.082104 $1.097058 $0.974207 $0.765437 $1.366054	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.708161 $1.630606 $1.498951 $1.124757 $1.003412 $1.024276 $0.843890 $0.672988 $1.303547 $1.050384	$1.683145 $1.708161 $1.630606 $1.498951 $1.124757 $1.003412 $1.024276 $0.843890 $0.672988 $1.303547	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.715974 $2.817555 $2.711766 $2.036752 $1.814490 $2.077047 $1.648564 $1.203812 $2.034339 $1.800162	$2.978900 $2.715974 $2.817555 $2.711766 $2.036752 $1.814490 $2.077047 $1.648564 $1.203812 $2.034339	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.928277 $2.032676 $1.947523 $1.526626 $1.226212 $1.375631 $1.111150 $0.721555 $1.511759 $1.463296	$2.064851 $1.928277 $2.032676 $1.947523 $1.526626 $1.226212 $1.375631 $1.111150 $0.721555 $1.511759	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.127955 $1.238452 $1.208086 $1.082009 $0.980277 $0.977035 $0.884913 $0.665990 $0.966259 $1.000000	$1.260372 $1.127955 $1.238452 $1.208086 $1.082009 $0.980277 $0.977035 $0.884913 $0.665990 $0.966259	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.062523 $1.140620 $1.086619 $0.864540 $0.772338 $0.796441 $0.730930 $0.591768 $0.960326 $1.000000	$1.208434 $1.062523 $1.140620 $1.086619 $0.864540 $0.772338 $0.796441 $0.730930 $0.591768 $0.960326	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2016 2015 2014 2013 2012	$1.430572 $1.393695 $1.314867 $0.959848 $1.000000	$1.430186 $1.430572 $1.393695 $1.314867 $0.959848	0.000 0.000 0.000 0.000 0.000
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.131244 $1.292129 $1.239466 $0.949092 $0.823287 $0.869657 $0.829842 $0.573217 $1.216392 $1.224776	$1.307254 $1.131244 $1.292129 $1.239466 $0.949092 $0.823287 $0.869657 $0.829842 $0.573217 $1.216392	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.753564 $2.707991 $2.462098 $1.902897 $1.660099 $1.722514 $1.400411 $0.989399 $1.798630 $1.507857	$3.025002 $2.753564 $2.707991 $2.462098 $1.902897 $1.660099 $1.722514 $1.400411 $0.989399 $1.798630	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Aspen – Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.269745 $1.329455 $1.265807 $1.008569 $0.858793 $1.018901 $0.900081 $0.668488 $1.236153 $1.153613	$1.266923 $1.269745 $1.329455 $1.265807 $1.008569 $0.858793 $1.018901 $0.900081 $0.668488 $1.236153	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.820010 $1.898059 $2.093911 $1.513125 $1.277365 $1.456348 $1.093260 $0.684789 $1.155587 $1.153454	$1.940472 $1.820010 $1.898059 $2.093911 $1.513125 $1.277365 $1.456348 $1.093260 $0.684789 $1.155587	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.553726 $1.594824 $1.503672 $1.292335 $1.188962 $1.194347 $1.111728 $0.963708 $1.266160 $1.243331	$1.656810 $1.553726 $1.594824 $1.503672 $1.292335 $1.188962 $1.194347 $1.111728 $0.963708 $1.266160	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.865360 $0.944425 $1.084523 $0.900007 $0.776893 $0.887144 $0.835113 $0.621878 $1.064515 $1.000000	$0.908864 $0.865360 $0.944425 $1.084523 $0.900007 $0.776893 $0.887144 $0.835113 $0.621878 $1.064515	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA AB Dynamic Allocation - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.494842 $1.526644 $1.475883 $1.405201 $1.351179 $1.354248 $1.264538 $0.982847 $1.588997 $1.367001	$1.497468 $1.494842 $1.526644 $1.475883 $1.405201 $1.351179 $1.354248 $1.264538 $0.982847 $1.588997	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon Government Money Market - Initial Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.901979 $0.920422 $0.939244 $0.958448 $0.978153 $0.998096 $1.018499 $1.038057 $1.034631 $1.005394	$0.883955 $0.901979 $0.920422 $0.939244 $0.958448 $0.978153 $0.998096 $1.018499 $1.038057 $1.034631	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 1, 1998	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.818015 $1.937086 $1.901173 $1.820088 $1.582695 $1.541541 $1.399117 $0.969712 $1.323057 $1.325749	$2.054907 $1.818015 $1.937086 $1.901173 $1.820088 $1.582695 $1.541541 $1.399117 $0.969712 $1.323057	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date May 13, 1994	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.291117 $1.316279 $1.283510 $1.339783 $1.300515 $1.233305 $1.205510 $1.177615 $1.116295 $1.074313	$1.269048 $1.291117 $1.316279 $1.283510 $1.339783 $1.300515 $1.233305 $1.205510 $1.177615 $1.116295	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.472254 $1.532427 $1.530345 $1.427973 $1.356219 $1.348157 $1.262981 $1.029244 $1.332706 $1.278547	$1.509456 $1.472254 $1.532427 $1.530345 $1.427973 $1.356219 $1.348157 $1.262981 $1.029244 $1.332706	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.576501 $1.640491 $1.629646 $1.311439 $1.188718 $1.282529 $1.138575 $0.895031 $1.513235 $1.433274	$1.638803 $1.576501 $1.640491 $1.629646 $1.311439 $1.188718 $1.282529 $1.138575 $0.895031 $1.513235	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.577292 $1.646394 $1.638016 $1.400187 $1.291539 $1.345027 $1.217615 $0.969554 $1.471687 $1.393195	$1.646885 $1.577292 $1.646394 $1.638016 $1.400187 $1.291539 $1.345027 $1.217615 $0.969554 $1.471687	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.548949 $1.616712 $1.605444 $1.443478 $1.346197 $1.365731 $1.262698 $1.019424 $1.405279 $1.328550	$1.602378 $1.548949 $1.616712 $1.605444 $1.443478 $1.346197 $1.365731 $1.262698 $1.019424 $1.405279	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.813749 $1.919946 $1.746736 $1.368617 $1.250246 $1.241859 $1.147457 $1.027267 $1.585851 $1.546799	$2.042500 $1.813749 $1.919946 $1.746736 $1.368617 $1.250246 $1.241859 $1.147457 $1.027267 $1.585851	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.328529 $1.357460 $1.318454 $1.197634 $1.111050 $1.092869 $1.002548 $0.993349	$1.365804 $1.328529 $1.357460 $1.318454 $1.197634 $1.111050 $1.092869 $1.002548	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.378873 $2.442350 $2.194708 $2.155723 $1.756553 $1.901584 $1.677684 $1.283243 $2.272956 $2.486548	$2.345797 $2.378873 $2.442350 $2.194708 $2.155723 $1.756553 $1.901584 $1.677684 $1.283243 $2.272956	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.959431 $0.997921 $1.026472 $0.931412 $0.845113 $0.932693 $0.863371 $0.681270 $1.091801 $1.027079	$0.950329 $0.959431 $0.997921 $1.026472 $0.931412 $0.845113 $0.932693 $0.863371 $0.681270 $1.091801	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Janus Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.708653 $1.836082 $1.873452 $1.374025 $1.285608 $1.406270 $1.071732 $0.681183 $1.294385 $1.078130	$1.640200 $1.708653 $1.836082 $1.873452 $1.374025 $1.285608 $1.406270 $1.071732 $0.681183 $1.294385	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Jennison Growth - Initial Class Subaccount Inception Date November 18, 1996	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.025627 $1.855570 $1.722138 $1.276252 $1.125127 $1.155416 $1.050300 $0.760145 $1.231562 $1.127164	$1.952318 $2.025627 $1.855570 $1.722138 $1.276252 $1.125127 $1.155416 $1.050300 $0.760145 $1.231562	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 2, 1997	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.815084 $1.853665 $1.656664 $1.275757 $1.119062 $1.133581 $1.004383 $0.790935 $1.288469 $1.257952	$1.980630 $1.815084 $1.853665 $1.656664 $1.275757 $1.119062 $1.133581 $1.004383 $0.790935 $1.288469	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$2.008067 $2.111290 $1.873752 $1.454481 $1.234613 $1.238443 $1.028991 $0.985143	$2.248777 $2.008067 $2.111290 $1.873752 $1.454481 $1.234613 $1.238443 $1.028991	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2016 2015 2014 2013 2012	$1.099032 $1.145346 $1.077432 $1.005271 $1.000000	$1.069800 $1.099032 $1.145346 $1.077432 $1.005271	0.000 0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2016 2015 2014 2013 2012	$1.142441 $1.201301 $1.133250 $1.000348 $1.000000	$1.108479 $1.142441 $1.201301 $1.133250 $1.000348	0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009	$1.227965 $1.275725 $1.245227 $1.140391 $1.073726 $1.079859 $0.995540 $0.991628	$1.248525 $1.227965 $1.275725 $1.245227 $1.140391 $1.073726 $1.079859 $0.995540	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.194129 $1.227044 $1.189834 $1.129832 $1.081544 $1.069707 $0.997612 $0.999944	$1.217895 $1.194129 $1.227044 $1.189834 $1.129832 $1.081544 $1.069707 $0.997612	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009	$1.313109 $1.388844 $1.363186 $1.171166 $1.071485 $1.105944 $0.998731 $0.988759	$1.346882 $1.313109 $1.388844 $1.363186 $1.171166 $1.071485 $1.105944 $0.998731	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Market Participation Strategy - Service Class Subaccount inception date September 17, 2012	2016 2015 2014 2013 2012	$1.111040 $1.171809 $1.106791 $0.988214 $1.000000	$1.134082 $1.111040 $1.171809 $1.106791 $0.988214	0.000 0.000 0.000 0.000 0.000
TA MFS International Equity - Initial Class Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.535100 $1.565387 $1.684650 $1.455806 $1.216304 $1.379994 $1.274485 $0.980238 $1.546026 $1.445581	$1.505516 $1.535100 $1.565387 $1.684650 $1.455806 $1.216304 $1.379994 $1.274485 $0.980238 $1.546026	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.142621 $1.955974 $1.883015 $1.296183 $1.144880 $1.240333 $0.993235 $0.792432 $1.270934 $1.283834	$2.052163 $2.142621 $1.955974 $1.883015 $1.296183 $1.144880 $1.240333 $0.993235 $0.792432 $1.270934	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.982814 $2.019130 $1.859526 $1.606907 $1.456897 $1.429019 $1.174907 $0.949337 $1.433277 $1.287627	$2.096093 $1.982814 $2.019130 $1.859526 $1.606907 $1.456897 $1.429019 $1.174907 $0.949337 $1.433277	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date September 17, 2012	2016 2015 2014 2013 2012	$1.096316 $1.148026 $1.086478 $0.991308 $1.000000	$1.132148 $1.096316 $1.148026 $1.086478 $0.991308	0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date September 17, 2012	2016 2015 2014 2013 2012	$1.077165 $1.122567 $1.053664 $0.994180 $1.000000	$1.108130 $1.077165 $1.122567 $1.053664 $0.994180	0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date September 17, 2012	2016 2015 2014 2013 2012	$1.113284 $1.176783 $1.128737 $0.986143 $1.000000	$1.144123 $1.113284 $1.176783 $1.128737 $0.986143	0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.454497 $1.474146 $1.437198 $1.504982 $1.428177 $1.371400 $1.305589 $1.148224 $1.205487 $1.129276	$1.464004 $1.454497 $1.474146 $1.437198 $1.504982 $1.428177 $1.371400 $1.305589 $1.148224 $1.205487	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2012	2016 2015 2014 2013 2012	$1.033908 $1.080623 $1.064394 $1.014482 $1.000000	$1.040023 $1.033908 $1.080623 $1.064394 $1.014482	0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2012	2016 2015 2014 2013 2012	$1.078749 $1.177840 $1.164433 $1.019941 $1.000000	$1.077916 $1.078749 $1.177840 $1.164433 $1.019941	0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2012	2016 2015 2014 2013 2012	$1.053592 $1.123243 $1.106265 $1.016011 $1.000000	$1.055021 $1.053592 $1.123243 $1.106265 $1.016011	0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Small/Mid Cap Value - Initial Class(5) Subaccount Inception Date May 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$3.101911 $3.247100 $3.149129 $2.357463 $2.067284 $2.167177 $1.695816 $1.208389 $2.085599 $1.706412	$3.681948 $3.101911 $3.247100 $3.149129 $2.357463 $2.067284 $2.167177 $1.695816 $1.208389 $2.085599	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.432983 $2.423880 $2.321531 $1.644388 $1.450644 $1.455682 $1.105063 $0.813043 $1.301679 $1.212035	$2.651755 $2.432983 $2.423880 $2.321531 $1.644388 $1.450644 $1.455682 $1.105063 $0.813043 $1.301679	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Torray Concentrated Growth - Initial Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.991143 $2.064457 $1.915332 $1.468496 $1.279556 $1.336019 $1.144053 $0.802895 $1.414830 $1.321746	$2.082714 $1.991143 $2.064457 $1.915332 $1.468496 $1.279556 $1.336019 $1.144053 $0.802895 $1.414830	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA TS&W International Equity - Initial Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.574197 $1.585601 $1.706594 $1.400618 $1.224370 $1.457831 $1.371410 $1.111759 $1.854990 $1.637677	$1.559268 $1.574197 $1.585601 $1.706594 $1.400618 $1.224370 $1.457831 $1.371410 $1.111759 $1.854990	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA WMC US Growth - Initial Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.030433 $1.939259 $1.781237 $1.372240 $1.237543 $1.311824 $1.136308 $0.897561 $1.696592 $1.489071	$2.045678 $2.030433 $1.939259 $1.781237 $1.372240 $1.237543 $1.311824 $1.136308 $0.897561 $1.696592	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.654327 $1.669132 $1.592625 $1.399856 $1.262014 $1.330376 $1.232706 $1.012300 $1.000000	$1.690739 $1.654327 $1.669132 $1.592625 $1.399856 $1.262014 $1.330376 $1.232706 $1.012300	0.000 0.000 60,562.823 245,262.879 337,480.036 363,877.726 262,294.333 103,789.700 932.953
AB Growth and Income Portfolio – Class B Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.059804 $2.071465 $1.933294 $1.465123 $1.274754 $1.225782 $1.108421 $0.939422 $1.615870 $1.571957	$2.243084 $2.059804 $2.071465 $1.933294 $1.465123 $1.274754 $1.225782 $1.108421 $0.939422 $1.615870	0.000 1,249.361 6,370.204 25,704.889 26,251.684 59,933.524 34,694.280 6,670.364 4,952.112 53,556.815
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.232891 $2.054540 $1.840855 $1.370558 $1.198015 $1.269578 $1.179043 $0.877151 $1.486858 $1.335013	$2.240766 $2.232891 $2.054540 $1.840855 $1.370558 $1.198015 $1.269578 $1.179043 $0.877151 $1.486858	0.000 0.000 0.000 40,598.369 53,364.972 53,883.428 55,482.337 9,740.951 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.538650 $1.552319 $1.506733 $1.246157 $1.097305 $1.108122 $1.007586 $0.989768	$1.645687 $1.538650 $1.552319 $1.506733 $1.246157 $1.097305 $1.108122 $1.007586	0.000 1,936.519 244,720.654 616,091.722 363,634.860 399,555.105 410,170.933 9,853.129
American Funds - Bond FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.065205 $1.086716 $1.055974 $1.104093 $1.072026 $1.033538 $0.993302 $1.000889	$1.071981 $1.065205 $1.086716 $1.055974 $1.104093 $1.072026 $1.033538 $0.993302	7,129.967 30,758.766 67,547.558 196,493.649 311,630.059 271,435.858 178,316.348 11,523.364
American Funds - Growth FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.766943 $1.691580 $1.594788 $1.253982 $1.088270 $1.162985 $1.002444 $0.986471	$1.891209 $1.766943 $1.691580 $1.594788 $1.253982 $1.088270 $1.162985 $1.002444	0.000 9,906.878 9,940.815 50,247.444 46,852.151 41,038.620 45,743.723 0.000
American Funds - Growth-Income FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.693134 $1.707247 $1.578646 $1.209692 $1.053486 $1.097757 $1.007829 $0.986792	$1.845868 $1.693134 $1.707247 $1.578646 $1.209692 $1.053486 $1.097757 $1.007829	7,650.508 18,333.435 18,420.277 24,466.380 18,383.823 7,905.858 7,951.527 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - International FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.051313 $1.126493 $1.183816 $0.995631 $0.863939 $1.027239 $0.979961 $0.982902	$1.064037 $1.051313 $1.126493 $1.183816 $0.995631 $0.863939 $1.027239 $0.979961	0.000 12,946.734 12,990.981 40,716.091 19,754.492 6,666.278 6,674.627 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.368136 $1.390498 $1.289153 $1.102363 $0.979368 $1.038655 $0.899667 $0.663418 $1.000000	$1.434997 $1.368136 $1.390498 $1.289153 $1.102363 $0.979368 $1.038655 $0.899667 $0.663418	0.000 0.000 57,824.666 261,263.794 267,630.442 326,248.227 330,382.780 121,447.343 63,732.858
Fidelity ® VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.572972 $2.613586 $2.387601 $1.859698 $1.633434 $1.713753 $1.494952 $1.125627 $2.003619 $1.742412	$2.717662 $2.572972 $2.613586 $2.387601 $1.859698 $1.633434 $1.713753 $1.494952 $1.125627 $2.003619	5,120.961 13,517.934 26,077.949 109,059.350 96,861.049 131,111.092 129,326.667 150,157.435 193,967.624 418,368.394
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.882810 $2.005473 $1.885699 $1.504685 $1.311282 $1.328759 $1.179385 $0.926193 $1.652131 $1.664181	$2.172898 $1.882810 $2.005473 $1.885699 $1.504685 $1.311282 $1.328759 $1.179385 $0.926193 $1.652131	0.000 0.000 11,623.077 39,563.698 40,041.672 44,423.073 12,435.034 1,696.004 5,957.083 21,568.634
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.214842 $2.113239 $1.941679 $1.456242 $1.298500 $1.324847 $1.090989 $0.869615 $1.683580 $1.355936	$2.183468 $2.214842 $2.113239 $1.941679 $1.456242 $1.298500 $1.324847 $1.090989 $0.869615 $1.683580	0.000 0.000 18,135.749 54,620.705 69,646.166 82,426.511 40,757.537 21,798.944 0.000 7,589.924
Fidelity ® VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$3.278395 $3.399346 $3.270105 $2.454908 $2.185936 $2.501006 $1.984089 $1.448116 $2.445989 $2.163353	$3.597527 $3.278395 $3.399346 $3.270105 $2.454908 $2.185936 $2.501006 $1.984089 $1.448116 $2.445989	0.000 0.000 15,824.179 19,945.182 26,429.487 29,397.521 37,549.773 78,368.166 110,754.524 284,451.598

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.485829 $2.619123 $2.508153 $1.965138 $1.577656 $1.769039 $1.428212 $0.926986 $1.941190 $1.878038	$2.663184 $2.485829 $2.619123 $2.508153 $1.965138 $1.577656 $1.769039 $1.428212 $0.926986 $1.941190	5,235.215 8,097.766 16,729.481 27,411.121 29,712.031 71,985.119 38,941.226 27,653.352 52,448.936 134,498.950
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount Inception Date November 10, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.649699 $1.797323 $1.786825 $1.475758 $1.309051 $1.359873 $1.260066 $0.989628 $1.000000	$1.823777 $1.649699 $1.797323 $1.786825 $1.475758 $1.309051 $1.359873 $1.260066 $0.989628	0.000 0.000 18,408.230 87,150.167 332,353.663 367,376.766 363,672.028 314,913.565 1,455.875
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.132780 $1.243139 $1.212049 $1.085023 $0.982521 $0.978794 $0.886076 $0.666535 $0.966569 $1.000000	$1.266382 $1.132780 $1.243139 $1.212049 $1.085023 $0.982521 $0.978794 $0.886076 $0.666535 $0.966569	0.000 0.000 229,677.022 306,207.774 532,452.950 613,275.675 296,664.630 149,924.450 1,152.458 0.000
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.067040 $1.144910 $1.090162 $0.866941 $0.774108 $0.797876 $0.731897 $0.592261 $0.960642 $1.000000	$1.214169 $1.067040 $1.144910 $1.090162 $0.866941 $0.774108 $0.797876 $0.731897 $0.592261 $0.960642	0.000 0.000 0.000 47,202.742 49,378.036 102,618.677 72,672.068 32,958.212 4,481.483 13,296.099
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2016 2015 2014 2013 2012	$1.433164 $1.395539 $1.315956 $0.960163 $1.000000	$1.433482 $1.433164 $1.395539 $1.315956 $0.960163	0.000 0.000 0.000 0.000 5,887.222
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.484206 $1.694452 $1.624606 $1.243394 $1.078055 $1.138226 $1.085592 $0.749502 $1.589682 $1.599838	$1.715976 $1.484206 $1.694452 $1.624606 $1.243394 $1.078055 $1.138226 $1.085592 $0.749502 $1.589682	0.000 0.000 0.000 0.000 4,671.249 4,724.648 4,774.941 2,076.068 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$3.309946 $3.253573 $2.956683 $2.284024 $1.991619 $2.065498 $1.678444 $1.185241 $2.153572 $1.804538	$3.638007 $3.309946 $3.253573 $2.956683 $2.284024 $1.991619 $2.065498 $1.678444 $1.185241 $2.153572	0.000 0.000 0.000 0.000 0.000 10,097.410 10,854.543 10,954.259 13,050.607 2,069.879
Janus Aspen – Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.675672 $1.753606 $1.668837 $1.329046 $1.131125 $1.341342 $1.184350 $0.879183 $1.624967 $1.515715	$1.672758 $1.675672 $1.753606 $1.668837 $1.329046 $1.131125 $1.341342 $1.184350 $0.879183 $1.624967	0.000 0.000 13,785.189 22,595.471 35,966.172 48,347.721 41,651.846 23,411.310 0.000 1,884.003
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.387860 $2.489036 $2.744527 $1.982307 $1.672619 $1.906034 $1.430124 $0.895355 $1.510170 $1.506637	$2.547148 $2.387860 $2.489036 $2.744527 $1.982307 $1.672619 $1.906034 $1.430124 $0.895355 $1.510170	0.000 0.000 0.000 42,553.658 50,833.855 68,182.373 66,643.664 22,807.141 28,093.690 9,876.856
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.685388 $1.729125 $1.629499 $1.399786 $1.287179 $1.292390 $1.202404 $1.041800 $1.368091 $1.342760	$1.798103 $1.685388 $1.729125 $1.629499 $1.399786 $1.287179 $1.292390 $1.202404 $1.041800 $1.368091	0.000 0.000 0.000 32,769.857 51,111.958 92,054.707 79,233.535 48,365.398 57,928.128 122,456.521
State Street Total Return V.I.S. Fund - Class 3(2)(4) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.244607 $1.289313 $1.254053 $1.117951 $1.017960 $1.073573 $1.003223 $0.988800	$1.291933 $1.244607 $1.289313 $1.254053 $1.117951 $1.017960 $1.073573 $1.003223	0.000 0.000 30,703.945 294,757.632 266,864.001 267,891.252 396,458.000 0.000
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.869050 $0.947986 $1.088080 $0.902519 $0.778682 $0.888745 $0.836210 $0.622392 $1.064874 $1.000000	$0.913191 $0.869050 $0.947986 $1.088080 $0.902519 $0.778682 $0.888745 $0.836210 $0.622392 $1.064874	0.000 4,888.550 9,707.539 41,667.225 81,311.822 187,795.451 130,600.395 8,344.313 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AB Dynamic Allocation - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.510827 $1.547539 $1.498245 $1.429746 $1.378584 $1.383060 $1.292440 $1.005059 $1.627346 $1.403407	$1.510755 $1.510827 $1.547539 $1.498245 $1.429746 $1.378584 $1.383060 $1.292440 $1.005059 $1.627346	17,086.460 26,216.820 211,757.249 581,557.277 643,148.320 537,145.610 240,393.582 31,207.477 51,709.268 93,803.686
TA Aegon Government Money Market - Service Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.902849 $0.920859 $0.939231 $0.957970 $0.977190 $0.996632 $1.016514 $1.036718 $1.035117 $1.007888	$0.885241 $0.902849 $0.920859 $0.939231 $0.957970 $0.977190 $0.996632 $1.016514 $1.036718 $1.035117	7,981.342 225,770.001 970,640.600 113,999.812 189,563.005 673,707.215 654,619.853 440,000.123 689,876.446 725,045.434
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 1, 1998	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.690307 $1.801578 $1.773664 $1.701475 $1.482204 $1.446171 $1.315063 $0.913370 $1.249994 $1.253484	$1.905875 $1.690307 $1.801578 $1.773664 $1.701475 $1.482204 $1.446171 $1.315063 $0.913370 $1.249994	0.000 3,833.654 9,214.804 65,598.706 152,044.124 227,263.178 144,904.080 72,182.379 73,551.527 91,893.524
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 13, 1994	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.194522 $1.220554 $1.192252 $1.247108 $1.213163 $1.153327 $1.128725 $1.104917 $1.049269 $1.011863	$1.172804 $1.194522 $1.220554 $1.192252 $1.247108 $1.213163 $1.153327 $1.128725 $1.104917 $1.049269	6,485.180 6,990.537 46,250.706 155,732.767 114,907.730 402,875.104 843,366.220 342,297.735 99,989.615 202,741.113
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.194522 $1.220554 $1.192252 $1.247108 $1.213163 $1.153327 $1.128725 $1.104917 $1.049269 $1.011863	$1.172804 $1.194522 $1.220554 $1.192252 $1.247108 $1.213163 $1.153327 $1.128725 $1.104917 $1.049269	0.000 0.000 0.000 39,067.695 97,861.531 470,400.071 1,266,155.447 2,669,122.258 4,179,744.731 202,741.113
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2016 2015	$9.492901 $9.999457	$9.903918 $9.492901	0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.542866 $1.608221 $1.609026 $1.504440 $1.431668 $1.426614 $1.338595 $1.093129 $1.418718 $1.363426	$1.577795 $1.542866 $1.608221 $1.609026 $1.504440 $1.431668 $1.426614 $1.338595 $1.093129 $1.418718	58,881.280 116,250.584 313,047.368 1,237,252.021 2,657,882.571 4,197,895.985 5,944,969.214 4,505,718.814 3,527,038.436 2,369,148.550
TA Asset Allocation - Growth - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.861397 $1.939695 $1.931415 $1.558709 $1.414746 $1.530148 $1.361319 $1.071875 $1.814984 $1.721757	$1.931219 $1.861397 $1.939695 $1.931415 $1.558709 $1.414746 $1.530148 $1.361319 $1.071875 $1.814984	0.000 7,441.570 88,650.977 230,809.927 240,111.717 260,999.898 674,959.724 571,928.006 639,936.935 968,876.283
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.776448 $1.858813 $1.850702 $1.585737 $1.465576 $1.529645 $1.388041 $1.107219 $1.683809 $1.596951	$1.850616 $1.776448 $1.858813 $1.850702 $1.585737 $1.465576 $1.529645 $1.388041 $1.107219 $1.683809	28,372.048 50,690.434 605,056.980 1,763,984.107 5,652,130.815 10,718,247.125 14,828,463.187 16,765,444.188 15,040,227.876 12,497,875.704
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.680974 $1.758135 $1.747696 $1.574321 $1.471873 $1.496877 $1.386267 $1.120464 $1.548620 $1.466346	$1.734723 $1.680974 $1.758135 $1.747696 $1.574321 $1.471873 $1.496877 $1.386267 $1.120464 $1.548620	20,747.493 67,009.340 1,007,084.616 2,243,775.898 4,758,048.192 7,910,917.190 10,241,192.532 10,411,653.390 8,773,987.536 7,458,806.412
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.168963 $2.300497 $2.096289 $1.645690 $1.506038 $1.499261 $1.388309 $1.245302 $1.926592 $1.883431	$2.436815 $2.168963 $2.300497 $2.096289 $1.645690 $1.506038 $1.499261 $1.388309 $1.245302 $1.926592	5,876.012 6,032.157 55,202.990 133,807.362 159,845.178 251,742.450 135,582.715 73,186.888 35,167.296 28,786.687
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998377	$10.426903	0.000
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.415050 $1.461294 $1.466217 $1.308202 $1.214619 $1.289421 $1.199247 $1.000000	$1.450638 $1.415050 $1.461294 $1.466217 $1.308202 $1.214619 $1.289421 $1.199247	31,334.426 39,371.822 322,029.738 2,078,518.196 2,910,738.710 3,124,429.550 2,480,620.015 658,412.645

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2016 2015 2014	$9.374353 $9.900929 $9.998372	$9.225151 $9.374353 $9.900929	0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10, 2014	2016 2015 2014	$9.178822 $9.861041 $9.998372	$8.982319 $9.178822 $9.861041	0.000 0.000 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998377	$10.111778	0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998377	$10.180726	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.598882 $1.632886 $1.585178 $1.439207 $1.334505 $1.312019 $1.202998 $1.000000	$1.644546 $1.598882 $1.632886 $1.585178 $1.439207 $1.334505 $1.312019 $1.202998	56,561.520 127,668.425 228,417.833 650,897.400 908,159.310 807,395.544 670,712.869 328,853.904
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.381251 $2.450251 $2.205984 $2.169653 $1.770920 $1.921752 $1.700055 $1.303760 $2.312845 $2.534421	$2.344467 $2.381251 $2.450251 $2.205984 $2.169653 $1.770920 $1.921752 $1.700055 $1.303760 $2.312845	5,187.132 6,973.374 9,122.159 34,913.326 38,233.178 66,557.596 51,737.748 17,752.026 35,403.399 81,548.195
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.964004 $1.002193 $1.030359 $0.934481 $0.847472 $0.934834 $0.864938 $0.682168 $1.092699 $1.027415	$0.955325 $0.964004 $1.002193 $1.030359 $0.934481 $0.847472 $0.934834 $0.864938 $0.682168 $1.092699	17,246.509 19,046.225 474,565.481 786,394.216 1,176,675.501 1,852,252.336 2,677,758.302 2,664,470.878 2,213,862.526 1,144,611.796
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.162899 $1.184710 $1.120658 $0.960410 $0.870855 $0.995916 $0.985270 $0.986561	$1.187114 $1.162899 $1.184710 $1.120658 $0.960410 $0.870855 $0.995916 $0.985270	16,291.653 59,625.383 79,642.293 251,263.537 210,629.999 226,873.650 77,935.096 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.186205 $2.353824 $2.407199 $1.768610 $1.658628 $1.817472 $1.387778 $0.884047 $1.683721 $1.405104	$2.094075 $2.186205 $2.353824 $2.407199 $1.768610 $1.658628 $1.817472 $1.387778 $0.884047 $1.683721	0.000 0.000 4,928.799 65,928.354 64,195.169 74,662.312 76,626.513 15,674.903 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Jennison Growth - Service Class Subaccount Inception Date November 18, 1996	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.511209 $2.305283 $2.141727 $1.591079 $1.406351 $1.445577 $1.316798 $0.954687 $1.548476 $1.419516	$2.415271 $2.511209 $2.305283 $2.141727 $1.591079 $1.406351 $1.445577 $1.316798 $0.954687 $1.548476	0.000 3,607.482 3,672.944 24,083.116 47,471.835 44,929.877 56,504.693 30,425.502 12,640.636 20,631.283
TA JPMorgan Core Bond - Service Class Subaccount inception date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.039212 $1.056467 $1.025286 $1.068543 $1.040550 $1.000000	$1.039888 $1.039212 $1.056467 $1.025286 $1.068543 $1.040550	0.000 16,575.360 112,283.831 116,574.772 151,637.916 99,455.338
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 2, 1997	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.126300 $2.176543 $1.947962 $1.503707 $1.321284 $1.341301 $1.191179 $0.939564 $1.534022 $1.500317	$2.316560 $2.126300 $2.176543 $1.947962 $1.503707 $1.321284 $1.341301 $1.191179 $0.939564 $1.534022	0.000 0.000 0.000 0.000 7,513.629 7,821.188 3,993.082 1,031.675 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$2.014122 $2.116612 $1.877556 $1.456707 $1.235895 $1.239127 $1.029054 $0.985145	$2.256674 $2.014122 $2.116612 $1.877556 $1.456707 $1.235895 $1.239127 $1.029054	0.000 0.000 0.000 47,656.270 33,107.219 32,000.419 32,439.522 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.097460 $1.123925 $1.078660 $1.044944 $0.991877 $1.000000	$1.121096 $1.097460 $1.123925 $1.078660 $1.044944 $0.991877	166,530.117 201,646.504 253,722.511 320,710.790 134,769.415 21,032.357
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2016 2015 2014 2013 2012	$1.100996 $1.146831 $1.078303 $1.005607 $1.000000	$1.072244 $1.100996 $1.146831 $1.078303 $1.005607	7,247.406 7,474.169 9,396.120 9,877.384 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2016 2015 2014 2013 2012	$1.144511 $1.202879 $1.134178 $1.000675 $1.000000	$1.111032 $1.144511 $1.202879 $1.134178 $1.000675	0.000 16,019.953 33,567.793 73,201.228 15,144.491
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.152020 $1.196238 $1.167073 $1.068293 $1.005354 $1.010594 $0.931235 $0.815125 $1.000000	$1.171876 $1.152020 $1.196238 $1.167073 $1.068293 $1.005354 $1.010594 $0.931235 $0.815125	156,313.805 337,006.885 724,135.306 1,093,632.043 1,568,357.879 1,373,782.909 1,041,894.057 745,788.996 86,011.220

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.197707 $1.230120 $1.192236 $1.131562 $1.082666 $1.070290 $0.997673 $0.999946	$1.222145 $1.197707 $1.230120 $1.192236 $1.131562 $1.082666 $1.070290 $0.997673	17,031.136 62,251.751 146,471.778 327,315.337 318,493.940 271,658.618 98,792.989 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.145591 $1.211068 $1.188116 $1.020265 $0.932973 $0.962507 $0.868778 $0.719388 $1.000000	$1.175632 $1.145591 $1.211068 $1.188116 $1.020265 $0.932973 $0.962507 $0.868778 $0.719388	339,015.000 511,981.215 949,496.870 1,700,924.605 1,858,479.387 1,874,366.485 1,536,145.686 1,109,171.392 10,671.119
TA Market Participation Strategy - Service Class Subaccount inception date September 17, 2012	2016 2015 2014 2013 2012	$1.112824 $1.173114 $1.107483 $0.988353 $1.000000	$1.136468 $1.112824 $1.173114 $1.107483 $0.988353	14,227.660 44,100.256 45,095.917 46,951.932 30,575.853
TA MFS International Equity - Service Class Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.938312 $1.981898 $2.137183 $1.851021 $1.549329 $1.760129 $1.627585 $1.255425 $1.986760 $1.861607	$1.897863 $1.938312 $1.981898 $2.137183 $1.851021 $1.549329 $1.760129 $1.627585 $1.255425 $1.986760	0.000 0.000 0.000 7,128.697 10,302.148 6,190.182 3,482.247 13,048.971 29,424.175 51,104.597
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.624488 $2.401937 $2.315949 $1.597346 $1.414403 $1.534525 $1.231606 $0.984780 $1.582990 $1.602581	$2.508741 $2.624488 $2.401937 $2.315949 $1.597346 $1.414403 $1.534525 $1.231606 $0.984780 $1.582990	0.000 0.000 0.000 18,518.796 14,693.788 29,309.477 12,627.381 21,794.885 14,083.153 21,925.452
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.028513 $2.070399 $1.911167 $1.655462 $1.502471 $1.477040 $1.216116 $0.984952 $1.490120 $1.340751	$2.140731 $2.028513 $2.070399 $1.911167 $1.655462 $1.502471 $1.477040 $1.216116 $0.984952 $1.490120	15,217.942 0.000 113,158.874 70,933.139 199,995.869 233,342.416 211,459.991 394,601.103 343,129.753 537,207.828
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.002433 $1.049202 $0.992468 $0.905090 $0.914306 $0.965451 $1.020080 $0.998149	$1.035705 $1.002433 $1.049202 $0.992468 $0.905090 $0.914306 $0.965451 $1.020080	0.000 16,470.343 35,580.111 82,070.687 60,680.872 43,547.220 107,850.937 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$0.960778 $1.000787 $0.938893 $0.885453 $0.889689 $0.980601 $1.021832 $0.997255	$0.988865 $0.960778 $1.000787 $0.938893 $0.885453 $0.889689 $0.980601 $1.021832	11,987.035 32,767.147 36,137.021 37,990.988 56,243.223 36,164.268 36,364.276 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$0.960915 $1.015226 $0.973304 $0.849935 $0.861075 $0.993687 $1.020750 $0.996387	$0.988020 $0.960915 $1.015226 $0.973304 $0.849935 $0.861075 $0.993687 $1.020750	0.000 33,843.289 33,846.109 51,620.742 320,940.319 318,160.921 36,488.976 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.327721 $1.347303 $1.317099 $1.381645 $1.313249 $1.264241 $1.205885 $1.062622 $1.118307 $1.048482	$1.333963 $1.327721 $1.347303 $1.317099 $1.381645 $1.313249 $1.264241 $1.205885 $1.062622 $1.118307	4,712.578 67,192.878 221,590.363 690,472.529 1,143,952.389 1,299,130.000 1,221,105.752 781,038.096 303,187.884 252,126.854
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 2, 2011	2016 2015 2014 2013 2012 2011	$0.947987 $0.995490 $0.982216 $1.107636 $1.062964 $1.000000	$0.964790 $0.947987 $0.995490 $0.982216 $1.107636 $1.062964	5,884.258 39,050.449 52,859.999 75,894.851 56,851.024 21,784.880
TA ProFunds UltraBear Fund - Service Class OAM Subaccount Inception Date May 1, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$0.077974 $0.085784 $0.117575 $0.218481 $0.315837 $0.402430 $0.560486 $1.000000	$0.058417 $0.077974 $0.085784 $0.117575 $0.218481 $0.315837 $0.402430 $0.560486	0.000 202,300.104 253,720.741 157,048.980 1,565,761.524 1,916,113.534 65,291.723 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.043900 $1.090531 $1.073625 $1.022771 $0.977077 $1.000000	$1.050578 $1.043900 $1.090531 $1.073625 $1.022771 $0.977077	0.000 8,123.129 189,340.644 377,613.843 466,643.895 401,437.383
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.056306 $1.152771 $1.139099 $0.997255 $0.916867 $1.000000	$1.056010 $1.056306 $1.152771 $1.139099 $0.997255 $0.916867	15,742.407 143,425.616 782,234.651 1,615,166.634 1,469,688.704 417,167.608
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.055470 $1.124692 $1.107151 $1.016336 $0.957342 $1.000000	$1.057414 $1.055470 $1.124692 $1.107151 $1.016336 $0.957342	79,678.237 277,943.113 495,458.405 557,113.561 262,358.929 2,487.550

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Small Mid Cap Value - Service Class(5) Subaccount Inception Date May 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.667100 $1.748240 $1.699370 $1.274168 $1.120100 $1.176077 $0.922394 $0.658398 $1.000000	$1.974558 $1.667100 $1.748240 $1.699370 $1.274168 $1.120100 $1.176077 $0.922394 $0.658398	0.000 4,824.654 4,892.394 54,388.769 61,211.230 108,742.008 82,095.728 13,148.568 22,246.732
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$3.097301 $3.092612 $2.969090 $2.107490 $1.862762 $1.871617 $1.424005 $1.050007 $1.684240 $1.572309	$3.370819 $3.097301 $3.092612 $2.969090 $2.107490 $1.862762 $1.871617 $1.424005 $1.050007 $1.684240	0.000 7,252.958 17,931.895 52,776.700 55,876.958 73,553.618 54,264.057 84,877.519 85,749.575 213,651.424
TA Torray Concentrated Growth - Service Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.161945 $2.246441 $2.087867 $1.603525 $1.400171 $1.465249 $1.257249 $0.883883 $1.560058 $1.460796	$2.256948 $2.161945 $2.246441 $2.087867 $1.603525 $1.400171 $1.465249 $1.257249 $0.883883 $1.560058	0.000 0.000 0.000 0.000 7,097.056 7,085.373 9,074.441 1,863.936 0.000 0.000
TA TS&W International Equity - Service Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.884357 $1.902282 $2.050674 $1.685868 $1.476982 $1.763333 $1.662230 $0.719388 $2.257740 $1.997959	$1.861647 $1.884357 $1.902282 $2.050674 $1.685868 $1.476982 $1.763333 $1.662230 $1.349067 $2.257740	7,131.193 6,622.620 6,077.710 9,905.730 26,349.115 61,712.612 55,787.727 55,234.420 95,776.742 141,778.308
TA WMC US Growth - Service Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.219824 $2.123824 $1.954562 $1.508818 $1.363745 $1.447850 $1.257040 $0.994743 $1.885253 $1.657273	$2.231716 $2.219824 $2.123824 $1.954562 $1.508818 $1.363745 $1.447850 $1.257040 $0.994743 $1.885253	0.000 2,366.467 382.495 21,809.508 31,161.293 51,300.048 35,400.143 25,461.426 66,844.824 252,181.559

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.660131 $1.674157 $1.596635 $1.402702 $1.263956 $1.331774 $1.233390 $1.012367 $1.000000	$1.697499 $1.660131 $1.674157 $1.596635 $1.402702 $1.263956 $1.331774 $1.233390 $1.012367	871,146.993 1,083,020.726 1,158,010.022 1,235,887.235 1,136,419.390 1,104,510.991 1,074,224.979 1,104,617.535 0.000
American Funds - Asset Allocation FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.543249 $1.556199 $1.509750 $1.248049 $1.098433 $1.108724 $1.007640 $0.989770	$1.651413 $1.543249 $1.556199 $1.509750 $1.248049 $1.098433 $1.108724 $1.007640	2,933,367.266 2,948,432.688 2,305,856.452 1,928,349.675 615,852.079 303,630.852 100,194.465 0.000
American Funds - Bond FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.068415 $1.089471 $1.058131 $1.105809 $1.073163 $1.034117 $0.993361 $1.000891	$1.075733 $1.068415 $1.089471 $1.058131 $1.105809 $1.073163 $1.034117 $0.993361	130,851.238 149,084.013 151,705.063 154,294.550 512,560.812 250,261.730 162,654.183 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.373291 $1.395040 $1.292728 $1.104879 $0.981128 $1.040017 $0.900399 $0.663638 $1.000000	$1.441117 $1.373291 $1.395040 $1.292728 $1.104879 $0.981128 $1.040017 $0.900399 $0.663638	2,062,190.668 1,207,940.535 1,418,019.962 1,470,965.083 1,100,727.743 869,676.670 852,116.283 758,998.175 156,172.456
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount Inception Date November 10, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.655503 $1.802760 $1.791351 $1.478775 $1.311076 $1.361314 $1.260784 $0.989698 $1.000000	$1.831087 $1.655503 $1.802760 $1.791351 $1.478775 $1.311076 $1.361314 $1.260784 $0.989698	1,234,196.824 1,543,493.589 1,622,409.517 1,676,166.461 1,631,267.011 1,640,785.303 1,675,339.612 1,649,520.594 39,801.954
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.248333 $1.292540 $1.256577 $1.119656 $1.019006 $1.074161 $1.003281 $0.988801	$1.296435 $1.248333 $1.292540 $1.256577 $1.119656 $1.019006 $1.074161 $1.003281	14,525.523 15,185.746 15,869.488 16,532.432 10,468.530 17,591.812 25,512.853 0.000
TA AB Dynamic Allocation - Service Class Subaccount Inception Date August 16, 2010	2016 2015 2014 2013 2012 2011 2010	$1.347518 $1.379585 $1.334980 $1.273324 $1.227163 $1.230558 $1.000000	$1.348114 $1.347518 $1.379585 $1.334980 $1.273324 $1.227163 $1.230558	369,056.829 437,366.373 555,476.552 396,227.051 377,051.307 415,622.009 276,950.883

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon Government Money Market - Service Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008	$0.915134 $0.932934 $0.951082 $0.969581 $0.988547 $1.007723 $1.027323 $1.047238 $1.000000	$0.897718 $0.915134 $0.932934 $0.951082 $0.969581 $0.988547 $1.007723 $1.027323 $1.047238	760,148.271 734,489.204 678,841.061 637,352.093 4,933,920.653 5,195,940.992 1,356,986.669 1,578,466.270 76,986.129
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 13, 1994	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.222031 $1.248053 $1.218514 $1.273956 $1.238666 $1.177000 $1.151322 $1.126486 $1.000000	$1.200396 $1.222031 $1.248053 $1.218514 $1.273956 $1.238666 $1.177000 $1.151322 $1.126486	190,176.722 418,206.799 426,807.974 441,399.465 748,938.476 540,491.937 561,137.240 974,277.080 236,577.112
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2016 2015	$9.496038 $9.999471	$9.912032 $9.496038	7,176.951 0.000
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.387493 $1.445555 $1.445576 $1.350946 $1.284960 $1.279792 $1.200247 $0.979668 $1.000000	$1.419609 $1.387493 $1.445555 $1.445576 $1.350946 $1.284960 $1.279792 $1.200247 $0.979668	2,135,987.340 2,868,064.823 3,835,528.571 4,325,143.182 4,565,660.711 4,531,924.403 7,634,315.262 7,265,720.730 522,076.495
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.547500 $1.618455 $1.610601 $1.379332 $1.274183 $1.329232 $1.205589 $0.961203 $1.000000	$1.612898 $1.547500 $1.618455 $1.610601 $1.379332 $1.274183 $1.329232 $1.205589 $0.961203	9,728,889.851 11,150,020.284 11,787,842.843 12,257,176.242 12,075,546.416 12,458,983.370 12,497,748.195 12,668,302.571 4,923,313.979
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.488591 $1.556163 $1.546150 $1.392087 $1.300858 $1.322304 $1.223994 $0.988819 $1.000000	$1.536941 $1.488591 $1.556163 $1.546150 $1.392087 $1.300858 $1.322304 $1.223994 $0.988819	3,204,251.936 3,739,860.278 3,988,110.983 4,472,833.363 5,020,553.742 5,044,233.756 5,880,502.101 4,773,636.635 1,871,420.498
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998417	$10.430920	0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2016 2015 2014	$9.379647 $9.901652 $9.998413	$9.234885 $9.379647 $9.901652	2,132.607 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10, 2014	2016 2015 2014	$9.184016 $9.861758 $9.998413	$8.991805 $9.184016 $9.861758	54,610.050 52,143.224 9,165.777
TA BlackRock Smart Beta 50 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998417	$10.115681	0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998417	$10.184643	0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2016 2015 2014 2013 2012 2011 2010 2009 2008	$0.968571 $1.006441 $1.034225 $0.937530 $0.849823 $0.936974 $0.866493 $0.683054 $1.000000	$0.960328 $0.968571 $1.006441 $1.034225 $0.937530 $0.849823 $0.936974 $0.866493 $0.683054	2,990,689.241 3,190,167.921 3,445,579.914 3,513,310.349 3,049,460.677 2,982,751.609 3,851,805.352 3,563,928.078 2,465,855.611
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2016 2015 2014 2013 2012	$1.102980 $1.148341 $1.079194 $1.005932 $1.000000	$1.074682 $1.102980 $1.148341 $1.079194 $1.005932	0.000 0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2016 2015 2014 2013 2012	$1.146564 $1.204448 $1.135095 $1.000988 $1.000000	$1.113574 $1.146564 $1.204448 $1.135095 $1.000988	0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.156370 $1.200158 $1.170327 $1.070743 $1.007162 $1.011917 $0.931999 $0.815389 $1.000000	$1.176865 $1.156370 $1.200158 $1.170327 $1.070743 $1.007162 $1.011917 $0.931999 $0.815389	2,555,702.397 2,780,680.610 2,895,216.679 3,780,960.362 4,182,466.850 4,413,619.976 4,452,796.220 4,772,916.670 425,537.926
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.201293 $1.233201 $1.194629 $1.133279 $1.083783 $1.070874 $0.997727 $0.999947	$1.226403 $1.201293 $1.233201 $1.194629 $1.133279 $1.083783 $1.070874 $0.997727	113,535.514 123,952.390 117,494.186 138,011.015 6,758.802 148,325.817 284,588.732 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.149942 $1.215081 $1.191467 $1.022629 $0.934661 $0.963772 $0.869488 $0.719630 $1.000000	$1.180669 $1.149942 $1.215081 $1.191467 $1.022629 $0.934661 $0.963772 $0.869488 $0.719630	6,977,985.996 7,323,041.076 7,910,166.240 8,398,966.548 5,083,575.292 4,933,724.532 4,716,494.561 5,522,508.291 1,675,897.112
TA Market Participation Strategy - Service Class Subaccount inception date September 17, 2012	2016 2015 2014 2013 2012	$1.114645 $1.174447 $1.108196 $0.988494 $1.000000	$1.138890 $1.114645 $1.174447 $1.108196 $0.988494	0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.922244 $1.960975 $1.809279 $1.566437 $1.420983 $1.396253 $1.149041 $0.930174 $1.000000	$2.029582 $1.922244 $1.960975 $1.809279 $1.566437 $1.420983 $1.396253 $1.149041 $0.930174	909,016.910 986,578.812 1,651,958.127 1,637,503.444 1,610,887.296 1,697,975.902 461,605.110 337,708.225 84,232.137

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.344079 $1.363236 $1.332021 $1.396607 $1.326819 $1.276669 $1.217156 $1.072024 $1.000000	$1.351068 $1.344079 $1.363236 $1.332021 $1.396607 $1.326819 $1.276669 $1.217156 $1.072024	1,934,985.324 2,238,851.563 2,664,658.028 2,925,699.382 3,693,534.504 3,256,912.149 3,452,836.914 3,589,127.295 296,881.763
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.046280 $1.092476 $1.075010 $1.023603 $0.977398 $1.000000	$1.053500 $1.046280 $1.092476 $1.075010 $1.023603 $0.977398	438,126.848 459,022.428 477,930.854 567,426.167 230,370.048 223,939.067
TA Small Mid Cap Value - Service Class(5) Subaccount Inception Date May 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.673614 $1.754214 $1.704341 $1.277274 $1.122275 $1.177784 $0.923285 $0.658706 $1.000000	$1.983251 $1.673614 $1.754214 $1.704341 $1.277274 $1.122275 $1.177784 $0.923285 $0.658706	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.677632 $1.689337 $1.608752 $1.411267 $1.269795 $1.335965 $1.235456 $1.012578 $1.000000	$1.717910 $1.677632 $1.689337 $1.608752 $1.411267 $1.269795 $1.335965 $1.235456 $1.012578	62,633.815 78,137.665 487,867.233 715,014.101 992,565.057 1,117,476.869 537,502.793 231,591.510 0.000
AB Growth and Income Portfolio – Class B Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.755936 $1.762414 $1.641621 $1.241644 $1.078183 $1.034740 $0.933832 $0.789906 $1.356010 $1.316563	$1.915932 $1.755936 $1.762414 $1.641621 $1.241644 $1.078183 $1.034740 $0.933832 $0.789906 $1.356010	10,944.772 11,605.733 176,330.712 291,684.880 106,703.964 139,832.467 20,590.653 89,035.336 350,184.466 634,677.285
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.887853 $1.733656 $1.550310 $1.151979 $1.004963 $1.062913 $0.985173 $0.731485 $1.237498 $1.108921	$1.898222 $1.887853 $1.733656 $1.550310 $1.151979 $1.004963 $1.062913 $0.985173 $0.731485 $1.237498	0.000 0.000 0.000 0.000 72,656.211 89,376.385 29,362.878 29,515.643 79,866.272 17,396.459

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Asset Allocation FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.557171 $1.567931 $1.518910 $1.253785 $1.101851 $1.110539 $1.007817 $0.989774	$1.668748 $1.557171 $1.567931 $1.518910 $1.253785 $1.101851 $1.110539 $1.007817	4,567.191 54,395.713 652,115.967 2,306,259.256 2,267,560.879 2,308,679.114 1,446,302.422 14,254.269
American Funds - Bond FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.078059 $1.097698 $1.064558 $1.110897 $1.076491 $1.035813 $0.993531 $1.000895	$1.087035 $1.078059 $1.097698 $1.064558 $1.110897 $1.076491 $1.035813 $0.993531	98,182.206 165,505.300 293,326.633 779,670.502 958,608.272 966,534.467 509,655.462 10,772.689
American Funds - Growth FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.788188 $1.708576 $1.607663 $1.261635 $1.092758 $1.165523 $1.002679 $0.986477	$1.917693 $1.788188 $1.708576 $1.607663 $1.261635 $1.092758 $1.165523 $1.002679	6,762.209 79,618.931 238,343.308 384,391.334 238,626.594 233,200.022 186,295.401 0.000
American Funds - Growth-Income FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.713557 $1.724459 $1.591427 $1.217099 $1.057856 $1.100155 $1.008062 $0.986798	$1.871783 $1.713557 $1.724459 $1.591427 $1.217099 $1.057856 $1.100155 $1.008062	288,777.062 297,731.786 389,314.341 612,474.368 362,723.178 315,474.915 167,432.006 0.000
American Funds - International FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.063980 $1.137826 $1.193390 $1.001726 $0.867527 $1.029486 $0.980191 $0.982907	$1.078968 $1.063980 $1.137826 $1.193390 $1.001726 $0.867527 $1.029486 $0.980191	63,031.727 170,423.680 277,479.458 521,640.108 301,147.958 299,867.110 113,695.708 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.388876 $1.408805 $1.303562 $1.112499 $0.986432 $1.044104 $0.902620 $0.664291 $1.000000	$1.459607 $1.388876 $1.408805 $1.303562 $1.112499 $0.986432 $1.044104 $0.902620 $0.664291	284,294.752 370,923.590 466,430.726 507,026.748 646,019.503 831,308.216 1,640,445.453 334,924.587 180,028.305
Fidelity ® VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.312472 $2.344362 $2.137450 $1.661602 $1.456560 $1.525190 $1.327858 $0.997835 $1.772645 $1.538520	$2.447306 $2.312472 $2.344362 $2.137450 $1.661602 $1.456560 $1.525190 $1.327858 $0.997835 $1.772645	394,003.500 490,523.374 588,312.654 744,796.126 653,783.071 648,901.720 633,355.150 727,552.357 999,224.581 1,588,466.161

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.603578 $1.704706 $1.599737 $1.273999 $1.108069 $1.120632 $0.992706 $0.778067 $1.385163 $1.392518	$1.854275 $1.603578 $1.704706 $1.599737 $1.273999 $1.108069 $1.120632 $0.992706 $0.778067 $1.385163	135,151.112 146,202.936 235,610.895 279,829.090 311,101.206 531,580.705 541,557.169 364,857.087 301,817.761 404,940.569
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.766452 $1.682108 $1.542513 $1.154603 $1.027506 $1.046301 $0.859926 $0.684095 $1.321792 $1.062459	$1.744840 $1.766452 $1.682108 $1.542513 $1.154603 $1.027506 $1.046301 $0.859926 $0.684095 $1.321792	20,105.045 20,114.705 29,555.794 99,502.803 99,841.557 344,866.791 256,993.322 230,440.551 231,835.119 604,043.697
Fidelity ® VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.808578 $2.906484 $2.790496 $2.090762 $1.858017 $2.121670 $1.679865 $1.223665 $2.062803 $1.820851	$3.088021 $2.808578 $2.906484 $2.790496 $2.090762 $1.858017 $2.121670 $1.679865 $1.223665 $2.062803	330,387.857 322,473.308 413,433.869 470,022.157 454,687.225 525,038.443 630,656.130 970,335.362 1,453,615.446 2,086,031.321
Fidelity ® VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.994112 $2.096921 $2.004139 $1.567161 $1.255672 $1.405243 $1.132287 $0.733474 $1.532933 $1.480144	$2.140575 $1.994112 $2.096921 $2.004139 $1.567161 $1.255672 $1.405243 $1.132287 $0.733474 $1.532933	94,356.321 67,453.957 88,023.032 124,484.962 104,522.211 148,617.310 118,936.185 121,456.047 221,392.335 351,026.719
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount Inception Date November 10, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.672982 $1.819119 $1.804938 $1.487796 $1.317132 $1.365595 $1.262890 $0.989903 $1.000000	$1.853123 $1.672982 $1.819119 $1.804938 $1.487796 $1.317132 $1.365595 $1.262890 $0.989903	0.000 0.000 188,750.251 774,079.552 1,615,269.534 1,727,041.417 1,510,908.194 889,794.353 46,497.895
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.152255 $1.262024 $1.228050 $1.097186 $0.991582 $0.985890 $0.890743 $0.668732 $0.967845 $1.000000	$1.290680 $1.152255 $1.262024 $1.228050 $1.097186 $0.991582 $0.985890 $0.890743 $0.668732 $0.967845	405,293.313 470,788.397 1,031,450.507 1,485,539.429 1,920,062.073 2,110,261.582 1,832,571.028 977,072.049 569,361.076 715,338.757

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.085375 $1.162295 $1.104552 $0.876671 $0.781246 $0.803660 $0.735749 $0.594212 $0.961906 $1.000000	$1.237451 $1.085375 $1.162295 $1.104552 $0.876671 $0.781246 $0.803660 $0.735749 $0.594212 $0.961906	25,461.539 25,506.316 215,985.953 229,706.184 250,835.638 375,511.865 354,796.382 373,958.077 303,919.885 219,821.569
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2016 2015 2014 2013 2012	$1.443552 $1.402898 $1.320309 $0.961445 $1.000000	$1.446694 $1.443552 $1.402898 $1.320309 $0.961445	2,157.908 6,058,937 34,635.445 35,747.126 37,614.371
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.169892 $1.333001 $1.275552 $0.974332 $0.843097 $0.888410 $0.845657 $0.582704 $1.233469 $1.238907	$1.355234 $1.169892 $1.333001 $1.275552 $0.974332 $0.843097 $0.888410 $0.845657 $0.582704 $1.233469	66,744.882 71,319.323 76,246.467 97,365.166 145,862.652 151,051.976 150,788.612 168,806.548 113,686.217 170,776.096
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.847495 $2.793515 $2.533632 $1.953385 $1.699947 $1.759544 $1.427028 $1.005732 $1.823801 $1.525205	$3.135862 $2.847495 $2.793515 $2.533632 $1.953385 $1.699947 $1.759544 $1.427028 $1.005732 $1.823801	11,793.446 12,430.330 15,278.738 17,631.179 24,264.043 51,677.289 57,980.150 43,648.341 160,494.008 109,995.788
Janus Aspen – Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.313077 $1.371451 $1.302599 $1.035342 $0.879417 $1.040797 $0.917171 $0.679515 $1.253455 $1.166880	$1.313370 $1.313077 $1.371451 $1.302599 $1.035342 $0.879417 $1.040797 $0.917171 $0.679515 $1.253455	23,136.847 23,887.706 41,984.652 108,022.454 122,337.322 206,053.002 436,311.054 106,525.241 89,174.173 109,484.190
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.882127 $1.958025 $2.154771 $1.553292 $1.308045 $1.487677 $1.114037 $0.696096 $1.171768 $1.166718	$2.011623 $1.882127 $1.958025 $2.154771 $1.553292 $1.308045 $1.487677 $1.114037 $0.696096 $1.171768	71,464.483 72,379.848 99,897.691 117,672.585 138,124.752 160,627.027 120,153.011 126,642.023 99,494.784 113,589.596

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.606727 $1.645188 $1.547360 $1.326630 $1.217509 $1.220033 $1.132857 $0.979621 $1.283895 $1.257638	$1.717540 $1.606727 $1.645188 $1.547360 $1.326630 $1.217509 $1.220033 $1.132857 $0.979621 $1.283895	36,125.638 36,129.387 110,846.608 275,096.763 328,980.315 481,024.769 541,901.827 275,430.903 328,632.669 521,347.226
State Street Total Return V.I.S. Fund - Class 3(2)(4) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.259611 $1.302286 $1.264203 $1.124799 $1.022183 $1.075922 $1.003453 $0.988806	$1.310063 $1.259611 $1.302286 $1.264203 $1.124799 $1.022183 $1.075922 $1.003453	6,702.204 15,852.109 166,806.093 360,650.644 365,179.183 456,133.511 519,664.773 32,520.335
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.883960 $0.962368 $1.102413 $0.912612 $0.785838 $0.895164 $0.840606 $0.624431 $1.066262 $1.000000	$0.930676 $0.883960 $0.962368 $1.102413 $0.912612 $0.785838 $0.895164 $0.840606 $0.624431 $1.066262	61,798.782 61,804.170 97,316.959 219,248.826 259,442.955 330,229.509 280,141.344 579,810.392 527,314.805 518,138.339
TA AB Dynamic Allocation - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.545843 $1.574863 $1.518776 $1.442494 $1.383625 $1.383377 $1.288567 $0.999077 $1.611254 $1.382738	$1.552354 $1.545843 $1.574863 $1.518776 $1.442494 $1.383625 $1.383377 $1.288567 $0.999077 $1.611254	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA AB Dynamic Allocation - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.548906 $1.583423 $1.529972 $1.457166 $1.402252 $1.404061 $1.309501 $1.016333 $1.642351 $1.413552	$1.551860 $1.548906 $1.583423 $1.529972 $1.457166 $1.402252 $1.404061 $1.309501 $1.016333 $1.642351	257,910.376 464,394.698 1,654,399.595 2,286,283.032 2,264,294.880 1,954,715.330 548,884.514 470,782.112 594,031.997 380,274.509
TA Aegon Government Money Market - Initial Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.932754 $0.949515 $0.966565 $0.983914 $1.001668 $1.019591 $1.037883 $1.055212 $1.049155 $1.017004	$0.916343 $0.932754 $0.949515 $0.966565 $0.983914 $1.001668 $1.019591 $1.037883 $1.055212 $1.049155	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon Government Money Market - Service Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.925596 $0.942212 $0.959117 $0.976319 $0.993936 $1.011740 $1.029906 $1.048328 $1.044644 $1.015159	$0.909314 $0.925596 $0.942212 $0.959117 $0.976319 $0.993936 $1.011740 $1.029906 $1.048328 $1.044644	2,641,430.576 1,362,358.894 3,196,967.469 4,128,181.273 4,439,245.368 4,437,086.589 4,725,145.095 3,667,996.341 4,503,465.175 2,117,381.455
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 1, 1998	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.880031 $1.998259 $1.956418 $1.868386 $1.620695 $1.574694 $1.425705 $0.985729 $1.341611 $1.341031	$2.130216 $1.880031 $1.998259 $1.956418 $1.868386 $1.620695 $1.574694 $1.425705 $0.985729 $1.341611	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 1, 1998	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.732901 $1.843355 $1.811243 $1.734128 $1.507691 $1.468157 $1.332433 $0.923616 $1.261535 $1.262547	$1.957728 $1.732901 $1.843355 $1.811243 $1.734128 $1.507691 $1.468157 $1.332433 $0.923616 $1.261535	76,367.860 149,332.753 355,072.059 738,883.663 983,941.103 956,590.350 479,711.133 282,045.323 157,018.399 354,278.516
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date May 13, 1994	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.335195 $1.357900 $1.320848 $1.375383 $1.331776 $1.259858 $1.228445 $1.197073 $1.131946 $1.086692	$1.315588 $1.335195 $1.357900 $1.320848 $1.375383 $1.331776 $1.259858 $1.228445 $1.197073 $1.131946	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 13, 1994	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.224617 $1.248856 $1.217502 $1.271027 $1.233998 $1.170842 $1.143620 $1.117307 $1.058956 $1.019177	$1.204700 $1.224617 $1.248856 $1.217502 $1.271027 $1.233998 $1.170842 $1.143620 $1.117307 $1.058956	57,433.917 109,635.753 418,629.652 1,751,484.585 8,914,863.918 9,682,973.249 5,834,519.964 3,239,390.262 1,066,509.394 425,841.141
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.224617 $1.248856 $1.217502 $1.271027 $1.233998 $1.170842 $1.143620 $1.117307 $1.058956 $1.019177	$1.204700 $1.224617 $1.248856 $1.217502 $1.271027 $1.233998 $1.170842 $1.143620 $1.117307 $1.058956	32,090.143 32,588.837 0.000 14,305.159 287,061.134 702,896.269 2,121,677.359 5,177,468.178 10,051,543.696 564,029.524

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2016 2015	$9.505430 $9.999511	$9.936436 $9.505430	0.000 8,534.920
TA Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.522459 $1.580804 $1.574803 $1.465859 $1.388767 $1.377141 $1.286970 $1.046217 $1.351352 $1.293240	$1.564751 $1.522459 $1.580804 $1.574803 $1.465859 $1.388767 $1.377141 $1.286970 $1.046217 $1.351352	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.581726 $1.645501 $1.643102 $1.533280 $1.456240 $1.448252 $1.356226 $1.105362 $1.431771 $1.373273	$1.620712 $1.581726 $1.645501 $1.643102 $1.533280 $1.456240 $1.448252 $1.356226 $1.105362 $1.431771	1,119,473.068 1,560,957.407 3,451,966.148 10,472,053.150 17,064,243.015 22,765,336.265 27,849,732.178 25,050,219.818 19,983,975.061 8,430,309.096
TA Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.630257 $1.692280 $1.676970 $1.346223 $1.217246 $1.310081 $1.160190 $0.909787 $1.534391 $1.449726	$1.698829 $1.630257 $1.692280 $1.676970 $1.346223 $1.217246 $1.310081 $1.160190 $0.909787 $1.534391	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Growth - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.908353 $1.984722 $1.972381 $1.588650 $1.439076 $1.553408 $1.379306 $1.083908 $1.831726 $1.734202	$1.983819 $1.908353 $1.984722 $1.972381 $1.588650 $1.439076 $1.553408 $1.379306 $1.083908 $1.831726	1,149,166.998 2,129,102.920 2,728,923.359 2,623,302.696 2,578,297.819 2,515,733.981 3,121,189.765 3,475,662.838 3,975,459.491 6,574,031.499
TA Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.631085 $1.698384 $1.685606 $1.437351 $1.322564 $1.373976 $1.240775 $0.985584 $1.492329 $1.409255	$1.707219 $1.631085 $1.698384 $1.685606 $1.437351 $1.322564 $1.373976 $1.240775 $0.985584 $1.492329	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.821144 $1.901848 $1.889829 $1.616089 $1.490698 $1.552816 $1.406322 $1.119595 $1.699284 $1.608453	$1.900901 $1.821144 $1.901848 $1.889829 $1.616089 $1.490698 $1.552816 $1.406322 $1.119595 $1.699284	4,004,817.563 4,642,273.873 6,311,787.048 9,237,579.655 16,916,868.320 35,285,125.285 49,222,170.615 53,086,963.265 49,392,190.397 36,470,122.112
TA Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.601730 $1.667707 $1.652027 $1.481721 $1.378467 $1.395050 $1.286654 $1.036230 $1.424937 $1.343815	$1.661047 $1.601730 $1.667707 $1.652027 $1.481721 $1.378467 $1.395050 $1.286654 $1.036230 $1.424937	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.723312 $1.798877 $1.784689 $1.604492 $1.497127 $1.519577 $1.404545 $1.133012 $1.562871 $1.476927	$1.781899 $1.723312 $1.798877 $1.784689 $1.604492 $1.497127 $1.519577 $1.404545 $1.133012 $1.562871	2,980,756.370 4,367,719.399 9,469,001.803 15,558,605.858 21,613,231.968 31,724,075.074 36,520,423.233 38,045,011.423 38,012,813.202 30,530,354.879
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.875662 $1.980626 $1.797527 $1.404961 $1.280286 $1.268583 $1.169286 $1.044240 $1.608082 $1.564629	$2.117401 $1.875662 $1.980626 $1.797527 $1.404961 $1.280286 $1.268583 $1.169286 $1.044240 $1.608082	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.223573 $2.353796 $2.140654 $1.677234 $1.531880 $1.522005 $1.406606 $1.259233 $1.944314 $1.897007	$2.503067 $2.223573 $2.353796 $2.140654 $1.677234 $1.531880 $1.522005 $1.406606 $1.259233 $1.944314	1,244,978.594 1,426,923.664 1,437,436.225 1,328,006.664 1,381,600.694 1,341,200.392 1,412,709.355 1,408,848.979 493,588.968 210,247.623
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998538	$10.442962	0.000
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.433665 $1.477608 $1.479690 $1.317636 $1.220978 $1.293642 $1.200822 $1.000000	$1.472592 $1.433665 $1.477608 $1.479690 $1.317636 $1.220978 $1.293642 $1.200822	630,539.572 806,327.545 4,147,466.073 11,526,971.602 13,412,444.098 16,033,378.154 11,804,994.485 3,315,301.590

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2016 2015 2014	$9.395511 $9.903806 $9.998534	$9.264104 $9.395511 $9.903806	0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10, 2014	2016 2015 2014	$9.199535 $9.863908 $9.998534	$9.020236 $9.199535 $9.863908	0.000 3,032.414 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998538	$10.127373	29,277.136
TA BlackRock Smart Beta 75 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998538	$10.196412	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.619910 $1.651132 $1.599752 $1.449592 $1.341484 $1.316306 $1.204569 $1.000000	$1.669441 $1.619910 $1.651132 $1.599752 $1.449592 $1.341484 $1.316306 $1.204569	583,957.547 1,513,517.479 2,732,770.016 4,424,951.607 4,432,268.563 3,639,232.481 2,076,094.034 2,923,217.886
TA Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.459987 $2.519433 $2.258442 $2.212882 $1.798690 $1.942441 $1.709535 $1.304410 $2.304749 $2.515119	$2.431716 $2.459987 $2.519433 $2.258442 $2.212882 $1.798690 $1.942441 $1.709535 $1.304410 $2.304749	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.441262 $2.507069 $2.252712 $2.211273 $1.801333 $1.950932 $1.722493 $1.318381 $2.334170 $2.552750	$2.408265 $2.441262 $2.507069 $2.252712 $2.211273 $1.801333 $1.950932 $1.722493 $1.318381 $2.334170	266,310.931 334,426.329 360,564.522 462,678.021 419,988.877 505,590.630 370,794.705 526,283.600 770,623.810 1,239,076.271
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.982472 $1.019382 $1.045988 $0.946795 $0.856962 $0.943458 $0.871200 $0.685764 $1.096293 $1.028754	$0.975536 $0.982472 $1.019382 $1.045988 $0.946795 $0.856962 $0.943458 $0.871200 $0.685764 $1.096293	593,494.703 1,003,411.775 1,205,100.304 2,126,793.201 5,562,154.106 10,145,713.693 14,030,029.809 12,870,949.721 10,452,253.442 8,177,409.530
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.176953 $1.196678 $1.129764 $0.966310 $0.874486 $0.998105 $0.985496 $0.986567	$1.203823 $1.176953 $1.196678 $1.129764 $0.966310 $0.874486 $0.998105 $0.985496	405,226.707 372,586.172 711,041.317 688,366.151 798,038.803 433,614.061 170,107.693 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Janus Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.766983 $1.894113 $1.927933 $1.410517 $1.316497 $1.436545 $1.092131 $0.692441 $1.312530 $1.090551	$1.700344 $1.766983 $1.894113 $1.927933 $1.410517 $1.316497 $1.436545 $1.092131 $0.692441 $1.312530	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.241343 $2.408449 $2.458228 $1.802560 $1.687128 $1.845080 $1.406099 $0.893953 $1.699228 $1.415249	$2.151100 $2.241343 $2.408449 $2.458228 $1.802560 $1.687128 $1.845080 $1.406099 $0.893953 $1.699228	125,966.508 121,234.668 108,224.497 119,705.919 126,484.076 127,224.932 68,633.515 62,864.957 111,730.077 125,450.678
TA Jennison Growth - Initial Class Subaccount Inception Date November 18, 1996	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.094749 $1.914192 $1.772192 $1.310124 $1.152141 $1.180264 $1.070273 $0.772700 $1.248820 $1.140144	$2.023888 $2.094749 $1.914192 $1.772192 $1.310124 $1.152141 $1.180264 $1.070273 $0.772700 $1.248820	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Jennison Growth - Service Class Subaccount Inception Date November 18, 1996	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.574459 $2.358715 $2.187072 $1.621594 $1.430495 $1.467518 $1.334166 $0.965373 $1.562727 $1.429758	$2.480961 $2.574459 $2.358715 $2.187072 $1.621594 $1.430495 $1.467518 $1.334166 $0.965373 $1.562727	93,245.357 94,406.509 111,823.553 140,849.041 214,273.479 290,656.021 430,835.717 81,411.224 16,567.431 54,100.707
TA JPMorgan Core Bond - Service Class Subaccount inception date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.048770 $1.064092 $1.030658 $1.072035 $1.041900 $1.000000	$1.051509 $1.048770 $1.064092 $1.030658 $1.072035 $1.041900	142,921.668 422,340.538 213,642.512 230,555.229 272,210.301 96,165.811
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 2, 1997	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.877039 $1.912244 $1.704831 $1.309645 $1.145963 $1.157996 $1.023504 $0.804014 $1.306535 $1.272441	$2.053257 $1.877039 $1.912244 $1.704831 $1.309645 $1.145963 $1.157996 $1.023504 $0.804014 $1.306535	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 2, 1997	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.179852 $2.226990 $1.989207 $1.532527 $1.343951 $1.361635 $1.206866 $0.950074 $1.548137 $1.511147	$2.379559 $2.179852 $2.226990 $1.989207 $1.532527 $1.343951 $1.361635 $1.206866 $0.950074 $1.548137	20,671.143 40,807.799 31,556.975 44,960.873 44,253.864 46,347.639 60,922.227 44,837.725 48,338.859 57,243.983
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$2.038479 $2.138000 $1.892795 $1.465660 $1.241043 $1.241848 $1.029290 $0.985150	$2.288422 $2.038479 $2.138000 $1.892795 $1.465660 $1.241043 $1.241848 $1.029290	120,355.645 213,011.128 42,186.012 47,225.009 30,125.685 31,091.417 15,915.819 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.107570 $1.132050 $1.084328 $1.048376 $0.993167 $1.000000	$1.133652 $1.107570 $1.132050 $1.084328 $1.048376 $0.993167	289,942.355 860,929.092 1,491,326.187 1,759,582.319 1,417,242.334 359,282.870
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2016 2015 2014 2013 2012	$1.108963 $1.152857 $1.081846 $1.006923 $1.000000	$1.082106 $1.108963 $1.152857 $1.081846 $1.006923	167,761.108 314,733.956 291,412.988 301,923.360 76,149.312
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2016 2015 2014 2013 2012	$1.152775 $1.209192 $1.137899 $1.001982 $1.000000	$1.121255 $1.152775 $1.209192 $1.137899 $1.001982	51,039.541 203,585.697 260,644.468 182,381.950 112,449.035
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.169522 $1.212022 $1.180148 $1.078133 $1.012608 $1.015898 $0.934286 $0.816191 $1.000000	$1.192009 $1.169522 $1.212022 $1.180148 $1.078133 $1.012608 $1.015898 $0.934286 $0.816191	627,849.145 2,182,237.004 5,468,233.712 8,073,319.833 8,487,502.316 7,728,505.730 5,012,986.656 1,804,911.954 611,706.976
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.212187 $1.242554 $1.201927 $1.138517 $1.087169 $1.072639 $0.997901 $0.999951	$1.239334 $1.212187 $1.242554 $1.201927 $1.138517 $1.087169 $1.072639 $0.997901	217,599.743 615,506.599 2,044,822.472 5,080,984.598 4,997,181.245 4,315,795.576 2,138,944.804 19,935.886
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.162960 $1.227019 $1.201404 $1.029644 $0.939702 $0.967555 $0.871619 $0.720336 $1.000000	$1.195791 $1.162960 $1.227019 $1.201404 $1.029644 $0.939702 $0.967555 $0.871619 $0.720336	494,082.402 1,714,831.447 3,895,963.447 6,531,659.962 6,526,640.077 8,106,995.978 6,214,419.658 3,983,771.635 2,340,756.103

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Market Participation Strategy - Service Class Subaccount inception date September 17, 2012	2016 2015 2014 2013 2012	$1.120037 $1.178397 $1.110286 $0.988910 $1.000000	$1.146062 $1.120037 $1.178397 $1.110286 $0.988910	64,327.833 207,912.490 283,583.761 200,443.532 30,660.904
TA MFS International Equity - Initial Class Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.587482 $1.614836 $1.733620 $1.494444 $1.245517 $1.409677 $1.298712 $0.996430 $1.567689 $1.462224	$1.560710 $1.587482 $1.614836 $1.733620 $1.494444 $1.245517 $1.409677 $1.298712 $0.996430 $1.567689	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA MFS International Equity - Service Class Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.987147 $2.027842 $2.182426 $1.886504 $1.575925 $1.786830 $1.649029 $1.269470 $2.005032 $1.875035	$1.949498 $1.987147 $2.027842 $2.182426 $1.886504 $1.575925 $1.786830 $1.649029 $1.269470 $2.005032	106,311.641 101,735.519 111,887.776 129,324.220 136,885.422 164,719.396 112,469.933 160,577.658 270,001.929 344,751.751
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.215735 $2.017767 $1.937758 $1.330605 $1.172387 $1.267018 $1.012124 $0.805520 $1.288745 $1.298625	$2.127400 $2.215735 $2.017767 $1.937758 $1.330605 $1.172387 $1.267018 $1.012124 $0.805520 $1.288745	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.690595 $2.457615 $2.364977 $1.627962 $1.438676 $1.557811 $1.247848 $0.995802 $1.597549 $1.614131	$2.576982 $2.690595 $2.457615 $2.364977 $1.627962 $1.438676 $1.557811 $1.247848 $0.995802 $1.597549	2,313.794 29,525.986 315,499.246 372,129.008 372,525.168 393,381.648 105,472.364 64,446.336 54,310.491 138,333.703
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.050411 $2.082857 $1.913500 $1.649495 $1.491839 $1.459709 $1.197206 $0.964991 $1.453333 $1.302425	$2.172871 $2.050411 $2.082857 $1.913500 $1.649495 $1.491839 $1.459709 $1.197206 $0.964991 $1.453333	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.079569 $2.118340 $1.951598 $1.687164 $1.528234 $1.499432 $1.232127 $0.995965 $1.503827 $1.350408	$2.198917 $2.079569 $2.118340 $1.951598 $1.687164 $1.528234 $1.499432 $1.232127 $0.995965 $1.503827	228,821.871 316,474.689 449,304.256 775,807.686 1,394,998.932 1,641,786.814 1,604,784.231 1,016,051.229 419,109.006 294,460.838
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.014555 $1.059810 $1.000532 $0.910655 $0.918114 $0.967578 $1.020318 $0.998154	$1.050282 $1.014555 $1.059810 $1.000532 $0.910655 $0.918114 $0.967578 $1.020318	119,651.461 153,431.029 300,354.594 439,753.736 346,523.951 961,294.619 1,046,269.085 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$0.972369 $1.010869 $0.946497 $0.890882 $0.893389 $0.982753 $1.022067 $0.997261	$1.002773 $0.972369 $1.010869 $0.946497 $0.890882 $0.893389 $0.982753 $1.022067	141,900.122 145,151.305 337,470.059 405,667.017 418,748.092 357,136.098 148,851.255 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$0.972537 $1.025485 $0.981209 $0.855161 $0.864655 $0.995864 $1.020987 $0.996392	$1.001935 $0.972537 $1.025485 $0.981209 $0.855161 $0.864655 $0.995864 $1.020987	13,218.125 50,552.639 204,397.028 506,450.835 428,458.450 458,863.182 612,824.360 0.000
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.504156 $1.520743 $1.478995 $1.544955 $1.462495 $1.400929 $1.330428 $1.167202 $1.222403 $1.142296	$1.517706 $1.504156 $1.520743 $1.478995 $1.544955 $1.462495 $1.400929 $1.330428 $1.167202 $1.222403	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.361177 $1.378556 $1.345012 $1.408160 $1.335805 $1.283433 $1.221804 $1.074549 $1.128642 $1.056081	$1.370256 $1.361177 $1.378556 $1.345012 $1.408160 $1.335805 $1.283433 $1.221804 $1.074549 $1.128642	969,710.171 1,659,551.232 3,616,084.180 8,446,638.256 12,098,292.395 12,805,473.224 14,947,526.431 6,615,969.946 2,416,261.045 1,442,380.267
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 2, 2011	2016 2015 2014 2013 2012 2011	$0.956708 $1.002677 $0.987371 $1.111260 $1.064340 $1.000000	$0.975570 $0.956708 $1.002677 $0.987371 $1.111260 $1.064340	90,211.100 256,824.659 335,406.818 867,522.939 446,191.950 183,710.463

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA ProFunds UltraBear Fund - Service Class OAM Subaccount Inception Date May 1, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$0.078994 $0.086744 $0.118656 $0.220060 $0.317488 $0.403747 $0.561223 $1.000000	$0.059293 $0.078994 $0.086744 $0.118656 $0.220060 $0.317488 $0.403747 $0.561223	0.000 588,178.756 1,601,830.063 2,203,459.036 3,626,974.526 4,309,748.070 435,949.336 34,220.233
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.053501 $1.098391 $1.079252 $1.026124 $0.978354 $1.000000	$1.062323 $1.053501 $1.098391 $1.079252 $1.026124 $0.978354	208,788.083 412,268.726 717,877.692 1,280,797.271 1,486,764.586 988,737.253
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.066043 $1.161109 $1.145081 $1.000532 $0.918066 $1.000000	$1.067840 $1.066043 $1.161109 $1.145081 $1.000532 $0.918066	101,911.778 478,134.420 1,026,898.509 1,277,453.972 1,002,255.753 670,299.993
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.065181 $1.132814 $1.112966 $1.019665 $0.958587 $1.000000	$1.069244 $1.065181 $1.132814 $1.112966 $1.019665 $0.958587	614,247.360 1,619,436.765 1,740,872.756 1,791,641.007 1,241,451.110 0.000
TA Small/Mid Cap Value - Initial Class(5) Subaccount Inception Date May 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$3.207683 $3.349588 $3.240572 $2.419989 $2.116896 $2.213754 $1.728017 $1.228326 $2.114769 $1.726024	$3.816822 $3.207683 $3.349588 $3.240572 $2.419989 $2.116896 $2.213754 $1.728017 $1.228326 $2.114769	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Small Mid Cap Value - Service Class(5) Subaccount Inception Date May 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.693315 $1.772248 $1.719330 $1.286608 $1.128808 $1.182908 $0.925936 $0.659621 $1.000000	$2.009543 $1.693315 $1.772248 $1.719330 $1.286608 $1.128808 $1.182908 $0.925936 $0.659621	302,621.324 463,797.609 390,932.997 307,348.815 262,942.967 189,132.796 159,205.504 22,599.376 37,033.117
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.515985 $2.500430 $2.388972 $1.688023 $1.485472 $1.486982 $1.126075 $0.826476 $1.319913 $1.225996	$2.748954 $2.515985 $2.500430 $2.388972 $1.688023 $1.485472 $1.486982 $1.126075 $0.826476 $1.319913	0.000 0.000 0.000 0.000 0.000 7,404.970 7,423.526 27,968.401 27,987.049 28,005.748

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$3.175305 $3.164286 $3.031938 $2.147901 $1.894745 $1.900032 $1.442802 $1.061784 $1.699765 $1.583665	$3.462491 $3.175305 $3.164286 $3.031938 $2.147901 $1.894745 $1.900032 $1.442802 $1.061784 $1.699765	201,849.156 254,506.361 302,303.307 350,083.654 352,511.511 344,820.304 555,344.153 702,990.799 918,792.952 1,479,827.781
TA Torray Concentrated Growth - Initial Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.059052 $2.129636 $1.970963 $1.507453 $1.310268 $1.364748 $1.165796 $0.816158 $1.434654 $1.336957	$2.159028 $2.059052 $2.129636 $1.970963 $1.507453 $1.310268 $1.364748 $1.165796 $0.816158 $1.434654	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.216467 $2.298568 $2.132121 $1.634299 $1.424230 $1.487513 $1.273847 $0.893804 $1.574465 $1.471367	$2.318400 $2.216467 $2.298568 $2.132121 $1.634299 $1.424230 $1.487513 $1.273847 $0.893804 $1.574465	701,019.862 716,444.036 764,716.377 817,134.608 829,197.358 847,575.477 883,743.308 945,823.128 281,014.365 172,822.564
TA TS&W International Equity - Initial Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.627899 $1.635677 $1.756187 $1.437792 $1.253779 $1.489191 $1.397487 $1.130128 $1.880996 $1.656541	$1.616423 $1.627899 $1.635677 $1.756187 $1.437792 $1.253779 $1.489191 $1.397487 $1.130128 $1.880996	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.931816 $1.946365 $2.094079 $1.718178 $1.502319 $1.790060 $1.684119 $1.364159 $2.278505 $2.012367	$1.912281 $1.931816 $1.946365 $2.094079 $1.718178 $1.502319 $1.790060 $1.684119 $1.364159 $2.278505	178,305.727 206,114.729 200,043.051 197,530.842 159,350.538 163,563.668 201,777.027 325,162.863 450,936.360 508,848.131
TA WMC US Growth - Initial Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.099729 $2.000540 $1.833024 $1.408682 $1.267286 $1.340066 $1.157925 $0.912395 $1.720380 $1.506227	$2.120688 $2.099729 $2.000540 $1.833024 $1.408682 $1.267286 $1.340066 $1.157925 $0.912395 $1.720380	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA WMC US Growth - Service Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.275825 $2.173134 $1.996020 $1.537808 $1.387204 $1.469877 $1.273661 $1.005909 $1.902647 $1.669256	$2.292499 $2.275825 $2.173134 $1.996020 $1.537808 $1.387204 $1.469877 $1.273661 $1.005909 $1.902647	621,346.655 634,132.657 704,499.901 817,934.192 934,853.609 1,029,006.964 266,480.531 778,558.995 1,297,217.583 1,771,350.618

Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Growth and Income Portfolio – Class B Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.633456 $1.635443 $1.519616 $1.146547 $0.993144 $0.950792 $0.855967 $0.722264 $1.236841 $1.197896	$1.786667 $1.633456 $1.635443 $1.519616 $1.146547 $0.993144 $0.950792 $0.855967 $0.722264 $1.236841	14,530,301.307 14,490,120.955 15,150,778.251 16,627,436.740 11,915,988.884 11,598,741.302 11,289,229.653 12,336,637.527 15,340,987.577 17,312,561.231
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.452676 $1.330745 $1.187087 $0.879919 $0.765726 $0.807891 $0.746965 $0.553250 $0.933656 $0.834587	$1.464243 $1.452676 $1.330745 $1.187087 $0.879919 $0.765726 $0.807891 $0.746965 $0.553250 $0.933656	3,346,815.063 3,437,250.104 5,179,896.132 5,623,023.484 6,408,459.503 8,153,164.222 8,280,002.492 9,022,306.720 8,912,936.544 10,599,945.872
Fidelity ® VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.960735 $1.982886 $1.803440 $1.398505 $1.222909 $1.277401 $1.109404 $0.831633 $1.473743 $1.275926	$2.080149 $1.960735 $1.982886 $1.803440 $1.398505 $1.222909 $1.277401 $1.109404 $0.831633 $1.473743	30,734,361.569 33,764,980.807 43,059,534.788 44,392,956.545 45,576,363.297 49,924,165.939 55,584,926.023 61,139,525.508 66,847,613.935 71,846,496.982
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.672038 $1.773105 $1.659832 $1.318619 $1.144045 $1.154180 $1.019922 $0.797426 $1.416129 $1.420132	$1.938187 $1.672038 $1.773105 $1.659832 $1.318619 $1.144045 $1.154180 $1.019922 $0.797426 $1.416129	5,854,500.483 6,535,887.142 8,451,343.280 9,927,247.497 11,324,957.904 14,918,730.359 15,812,096.324 16,251,928.103 18,646,635.797 22,010,012.822

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Growth Opportunities Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.383086 $1.333280 $1.209447 $0.892974 $0.760017 $0.756872 $0.622473 $0.434570 $0.983762 $0.812890	$1.362885 $1.383086 $1.333280 $1.209447 $0.892974 $0.760017 $0.756872 $0.622473 $0.434570 $0.983762	17,495.048 17,624.477 21,579.553 21,705.499 27,136.442 34,777.357 36,500.724 124,501.668 142,945.602 162,170.391
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.461882 $1.388663 $1.270284 $0.948503 $0.842013 $0.855314 $0.701231 $0.556480 $1.072563 $0.860003	$1.447550 $1.461882 $1.388663 $1.270284 $0.948503 $0.842013 $0.855314 $0.701231 $0.556480 $1.072563	5,725,808.081 6,677,843.655 8,751,541.803 9,548,712.859 10,428,300.887 13,185,540.517 12,688,296.605 11,232,669.527 13,937,613.347 16,871,551.553
Fidelity ® VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$3.177820 $3.280512 $3.141854 $2.348232 $2.081674 $2.371228 $1.872854 $1.360897 $2.288481 $2.015076	$3.502575 $3.177820 $3.280512 $3.141854 $2.348232 $2.081674 $2.371228 $1.872854 $1.360897 $2.288481	16,785,564.225 18,482,847.566 24,608,524.228 26,643,353.268 28,615,014.991 31,848,426.515 36,234,535.730 40,024,858.605 48,803,422.395 58,958,293.386
Fidelity ® VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.062340 $2.163329 $2.062537 $1.608870 $1.285903 $1.435540 $1.153874 $0.745622 $1.554448 $1.497211	$2.219253 $2.062340 $2.163329 $2.062537 $1.608870 $1.285903 $1.435540 $1.153874 $0.745622 $1.554448	10,199,358.595 11,362,459.380 14,740,223.321 16,598,124.855 15,151,077.273 16,622,222.693 17,147,264.984 19,513,547.212 22,019,187.375 28,180,028.132
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.177078 $1.286048 $1.248360 $1.112603 $1.003030 $0.994830 $0.896617 $0.671488 $0.969437 $1.000000	$1.321708 $1.177078 $1.286048 $1.248360 $1.112603 $1.003030 $0.994830 $0.896617 $0.671488 $0.969437	8,327,918.044 8,997,538.842 13,348,949.774 14,904,576.808 18,112,671.912 20,812,552.571 13,168,895.136 10,220,074.678 4,313,097.567 2,115,795.700
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.108754 $1.184412 $1.122806 $0.888968 $0.790262 $0.810942 $0.740603 $0.596665 $0.963492 $1.000000	$1.267217 $1.108754 $1.184412 $1.122806 $0.888968 $0.790262 $0.810942 $0.740603 $0.596665 $0.963492	2,264,556.700 2,632,298.284 4,439,853.750 5,085,858.000 5,819,813.701 7,381,543.219 5,798,387.717 4,620,400.233 3,127,340.112 2,063,291.486

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2016 2015 2014 2013 2012	$1.456690 $1.412186 $1.325774 $0.963057 $1.000000	$1.463449 $1.456690 $1.412186 $1.325774 $0.963057	960,165.374 1,087,977.217 1,504,974.561 1,598,490.199 1,741,310.875
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.209917 $1.375210 $1.3612695 $1.000243 $0.863392 $0.907557 $0.861770 $0.592358 $1.250803 $1.253207	$1.405037 $1.209917 $1.375210 $1.312695 $1.000243 $0.863392 $0.907557 $0.861770 $0.592358 $1.250803	4,361,563.496 4,931,511.441 6,849,515.051 7,342,502.484 8,278,050.809 10,453,150.189 12,045,107.917 14,072,620.473 14,847,837.227 19,990,993.190
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.149687 $1.125125 $1.017953 $0.782899 $0.679643 $0.701749 $0.567737 $0.399149 $0.722030 $0.602328	$1.269227 $1.149687 $1.125125 $1.017953 $0.782899 $0.679643 $0.701749 $0.567737 $0.399149 $0.722030	3,620,523.871 3,974,636.525 4,911,296.905 5,303,039.570 5,850,004.401 7,500,468.414 9,258,898.301 9,896,647.643 11,429,749.527 15,426,518.420
Janus Aspen – Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.861504 $0.897588 $0.850431 $0.674291 $0.571330 $0.674525 $0.592948 $0.438223 $0.806356 $0.748812	$0.863806 $0.861504 $0.897588 $0.850431 $0.674291 $0.571330 $0.674525 $0.592948 $0.438223 $0.806356	5,974,046.693 6,862,567.776 9,913,284.948 11,042,629.186 13,498,040.319 17,516,007.806 20,314,628.251 20,429,840.558 19,165,087.618 19,799,342.824
Janus Aspen - Perkins Mid Cap Value Portfolio - Service Shares Subaccount Inception Date December 31, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.959720 $2.066364 $1.935092 $1.561949 $1.431772 $1.498603 $1.319144 $1.007811 $1.419475 $1.345127	$2.291991 $1.959720 $2.066364 $1.935092 $1.561949 $1.431772 $1.498603 $1.319144 $1.007811 $1.419475	24,895.067 25,554.427 58,431.915 81,836.881 89,397.854 96,627.596 128,923.612 142,985.309 166,095.257 285,800.990
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.946490 $2.020010 $2.217519 $1.594598 $1.339509 $1.519723 $1.135251 $0.707617 $1.188222 $1.180187	$2.085513 $1.946490 $2.020010 $2.217519 $1.594598 $1.339509 $1.519723 $1.135251 $0.707617 $1.188222	3,247,384.152 3,840,812.320 5,630,552.004 6,844,406.316 8,032,792.725 9,999,053.356 10,361,432.940 9,651,130.235 7,779,945.454 9,801,074.517

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.661689 $1.697276 $1.592426 $1.361906 $1.246795 $1.246334 $1.154449 $0.995840 $1.301938 $1.272166	$1.780648 $1.661689 $1.697276 $1.592426 $1.361906 $1.246795 $1.246334 $1.154449 $0.995840 $1.301938	9,437,730.666 10,438,222.753 13,915,431.041 15,670,094.492 17,000,013.230 20,857,633.126 22,464,952.548 26,451,848.070 26,519,972.298 31,485,734.828
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.903045 $0.980718 $1.120673 $0.925467 $0.794945 $0.903305 $0.846164 $0.627021 $1.068021 $1.000000	$0.953105 $0.903045 $0.980718 $1.120673 $0.925467 $0.794945 $0.903305 $0.846164 $0.627021 $1.068021	5,697,213.955 6,505,898.028 10,714,741.236 11,721,686.670 14,209,371.721 17,130,197.527 16,888,673.812 16,704,737.852 10,897,639.268 5,367,324.120
TA AB Dynamic Allocation - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.598736 $1.624746 $1.563014 $1.480866 $1.416913 $1.413194 $1.313104 $1.015596 $1.633852 $1.398675	$1.609413 $1.598736 $1.624746 $1.563014 $1.480866 $1.416913 $1.413194 $1.313104 $1.015596 $1.633852	4,501,266.714 5,103,388.509 6,327,533.930 6,169,074.594 6,206,331.237 7,010,416.430 8,489,785.532 9,743,473.817 10,548,233.660 12,866,146.383
TA Aegon Government Money Market - Initial Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.310646 $1.330892 $1.351447 $1.372316 $1.393622 $1.415097 $1.436968 $1.457374 $1.445445 $1.397684	$1.290767 $1.310646 $1.330892 $1.351447 $1.372316 $1.393622 $1.415097 $1.436968 $1.457374 $1.445445	35,402,256.235 34,126,355.332 32,873,403.453 37,792,876.962 41,944,551.870 48,866,691.955 53,684,897.329 57,633,797.839 91,391,303.324 45,820,799.583
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 1, 1998	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.888754 $2.002596 $1.955855 $1.863261 $1.612266 $1.562668 $1.411341 $0.973401 $1.321554 $1.317726	$2.145351 $1.888754 $2.002596 $1.955855 $1.863261 $1.612266 $1.562668 $1.411341 $0.973401 $1.321554	13,878,269.934 13,844,399.964 17,148,106.266 20,238,998.918 23,194,900.492 21,429,589.905 22,756,331.149 27,302,386.481 20,247,706.761 24,759,698.866
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date May 13, 1994	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.944097 $1.972284 $1.913769 $1.987869 $1.920079 $1.811946 $1.762437 $1.713214 $1.616019 $1.547592	$1.920255 $1.944097 $1.972284 $1.913769 $1.987869 $1.920079 $1.811946 $1.762437 $1.713214 $1.616019	11,606,473.604 10,321,353.445 13,332,783.099 12,652,466.195 17,642,246.055 19,269,005.216 20,764,674.065 22,535,337.271 27,986,392.524 16,460,617.106

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.281906 $1.304063 $1.268199 $1.320708 $1.279064 $1.210634 $1.179574 $1.149598 $1.086878 $1.043482	$1.264155 $1.281906 $1.304063 $1.268199 $1.320708 $1.279064 $1.210634 $1.179574 $1.149598 $1.086878	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.574557 $1.630876 $1.620689 $1.504875 $1.422211 $1.406840 $1.311504 $1.063539 $1.370333 $1.308178	$1.622275 $1.574557 $1.630876 $1.620689 $1.504875 $1.422211 $1.406840 $1.311504 $1.063539 $1.370333	37,217,556.677 39,718,454.893 47,647,231.963 60,252,577.007 72,975,793.570 85,776,304.179 88,315,307.993 99,394,711.108 108,764,395.724 95,095,787.425
TA Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.686002 $1.745847 $1.725805 $1.382019 $1.246526 $1.338317 $1.182285 $0.924844 $1.555945 $1.466466	$1.761244 $1.686002 $1.745847 $1.725805 $1.382019 $1.246526 $1.338317 $1.182285 $0.924844 $1.555945	58,434,918.624 65,662,302.479 83,885,060.819 91,237,315.481 91,749,039.190 104,265,013.098 117,065,850.291 123,847,691.782 129,105,459.406 147,992,055.676
TA Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.686911 $1.752190 $1.734724 $1.475604 $1.354407 $1.403599 $1.264418 $1.001893 $1.513286 $1.425519	$1.769983 $1.686911 $1.752190 $1.734724 $1.475604 $1.354407 $1.403599 $1.264418 $1.001893 $1.513286	132,380,048.282 142,801,177.190 177,927,906.605 190,938,328.690 208,547,543.153 223,537,298.210 248,589,493.199 274,301,230.202 292,137,936.061 337,111,842.009
TA Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.656562 $1.720559 $1.700197 $1.521178 $1.411685 $1.425170 $1.311197 $1.053395 $1.444964 $1.359333	$1.722119 $1.656562 $1.720559 $1.700197 $1.521178 $1.411685 $1.425170 $1.311197 $1.053395 $1.444964	98,388,105.585 107,595,778.231 135,661,913.152 151,752,034.628 165,120,320.892 177,428,171.444 197,310,450.182 222,083,583.313 236,707,541.213 264,584,613.583
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.118380 $2.231428 $2.020167 $1.575106 $1.431801 $1.415251 $1.301266 $1.159255 $1.780789 $1.728379	$2.397260 $2.118380 $2.231428 $2.020167 $1.575106 $1.431801 $1.415251 $1.301266 $1.159255 $1.780789	43,273,271.543 46,225,449.343 58,931,577.175 62,819,399.889 68,576,591.884 74,669,912.434 82,725,159.579 48,575,817.522 17,143,799.115 19,523,044.041

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.369106 $1.392054 $1.345425 $1.216138 $1.122662 $1.098884 $1.003130 $0.993363	$1.414435 $1.369106 $1.392054 $1.345425 $1.216138 $1.122662 $1.098884 $1.003130	16,421,958.543 17,996,845.182 20,241,850.322 20,447,210.437 15,986,115.620 12,502,531.689 8,436,376.776 246,689.620
TA Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.544176 $2.599253 $2.324264 $2.271788 $1.842018 $1.984355 $1.742145 $1.326025 $2.337148 $2.544168	$2.521111 $2.544176 $2.599253 $2.324264 $2.271788 $1.842018 $1.984355 $1.742145 $1.326025 $2.337148	6,754,082.517 7,409,026.038 9,011,687.609 9,220,188.062 9,535,963.071 9,845,953.792 10,325,442.075 11,302,486.735 12,259,260.888 16,019,541.039
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.006151 $1.041384 $1.065927 $0.962486 $0.869011 $0.954359 $0.879106 $0.690284 $1.100802 $1.030435	$1.001495 $1.006151 $1.041384 $1.065927 $0.962486 $0.869011 $0.954359 $0.879106 $0.690284 $1.100802	2,891,182.831 3,074,531.558 3,348,170.361 3,869,247.958 3,570,099.835 2,977,193.352 3,187,115.145 3,595,582.991 2,459,698.107 2,428,986.547
TA Janus Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.342143 $1.435162 $1.457195 $1.063501 $0.990155 $1.077792 $0.817385 $0.516977 $0.977513 $0.810185	$1.294692 $1.342143 $1.435162 $1.457195 $1.063501 $0.990155 $1.077792 $0.817385 $0.516977 $0.977513	15,408,139.479 16,886,101.852 23,470,847.229 24,787,445.258 27,502,791.538 29,447,153.495 13,833,114.588 12,417,843.198 11,288,564.129 13,997,001.773
TA Jennison Growth - Initial Class Subaccount Inception Date November 18, 1996	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.694692 $1.544816 $1.426703 $1.052131 $0.922975 $0.943190 $0.853189 $0.614465 $0.990644 $0.902202	$1.641377 $1.694692 $1.544816 $1.426703 $1.052131 $0.922975 $0.943190 $0.853189 $0.614465 $0.990644	25,924,900.295 29,309,303.894 38,804,398.040 40,354,622.607 42,949,001.982 45,396,032.262 52,357,241.585 9,892,342.618 7,600,454.019 8,310,955.829
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 2, 1997	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.504333 $2.545029 $2.263399 $1.734465 $1.513943 $1.526082 $1.345531 $1.054397 $1.709194 $1.660482	$2.746157 $2.504333 $2.545029 $2.263399 $1.734465 $1.513943 $1.526082 $1.345531 $1.054397 $1.709194	12,921,337.504 13,186,465.706 14,029,004.248 12,554,202.213 11,433,369.698 9,935,887.763 14,944,913.076 18,493,168.655 14,888,450.218 18,481,557.180

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$2.069369 $2.165064 $1.912054 $1.476936 $1.247505 $1.245265 $1.029587 $0.985157	$2.328816 $2.069369 $2.165064 $1.912054 $1.476936 $1.247505 $1.245265 $1.029587	7,454,102.910 7,111,033.592 8,423,517.710 7,411,344.238 4,434,938.671 3,469,591.395 1,992,607.122 15,768.131
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2016 2015 2014 2013 2012	$1.119013 $1.160456 $1.086300 $1.008581 $1.000000	$1.094597 $1.119013 $1.160456 $1.086300 $1.008581	1,102,875.376 1,014,097.890 1,000,621.795 210,096.195 105,644.722
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2016 2015 2014 2013 2012	$1.163222 $1.217153 $1.142576 $1.003629 $1.000000	$1.134195 $1.163222 $1.217153 $1.142576 $1.003629	294,953.499 682,339.336 404,977.617 291,753.562 195,516.459
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009	$1.265457 $1.308226 $1.270692 $1.158006 $1.084947 $1.085798 $0.996117 $0.991642	$1.292968 $1.265457 $1.308226 $1.270692 $1.158006 $1.084947 $1.085798 $0.996117	6,793,646.715 6,896,952.118 7,532,264.710 5,333,478.375 2,870,291.639 545,326.022 310,278.291 173,654.502
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.230576 $1.258309 $1.214174 $1.147291 $1.092843 $1.075590 $0.998190 $0.999958	$1.261231 $1.230576 $1.258309 $1.214174 $1.147291 $1.092843 $1.075590 $0.998190	4,169,926.965 3,578,192.424 2,482,223.696 1,668,993.846 1,716,961.940 284,009.631 0.000 2,988.346
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009	$1.353141 $1.424171 $1.391012 $1.189222 $1.082656 $1.112020 $0.999308 $0.988772	$1.394766 $1.353141 $1.424171 $1.391012 $1.189222 $1.082656 $1.112020 $0.999308	6,359,947.056 7,711,998.495 13,330,723.535 3,931,568.560 1,563,535.398 567,103.422 434,269.758 17,990.600
TA Market Participation Strategy - Service Class Subaccount inception date September 17, 2012	2016 2015 2014 2013 2012	$1.129126 $1.185044 $1.113805 $0.989610 $1.000000	$1.158206 $1.129126 $1.185044 $1.113805 $0.989610	742,245.007 910,428.528 1,347,403.607 1,270,619.912 0.000
TA MFS International Equity - Initial Class Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.327723 $1.347272 $1.442818 $1.240712 $1.031495 $1.164590 $1.070292 $0.819162 $1.285611 $1.196166	$1.308538 $1.327723 $1.347272 $1.442818 $1.240712 $1.031495 $1.164590 $1.070292 $0.819162 $1.285611	17,947,891.327 18,887,681.558 20,922,249.790 22,515,280.144 21,120,188.473 22,736,799.361 24,317,778.748 27,384,443.068 30,471,257.417 37,240,562.830

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.295389 $2.085175 $1.997569 $1.368303 $1.202638 $1.296542 $1.033151 $0.820246 $1.309050 $1.315813	$2.209286 $2.295389 $2.085175 $1.997569 $1.368303 $1.202638 $1.296542 $1.033151 $0.820246 $1.309050	13,491,440.068 14,077,121.574 17,650,330.474 18,923,561.152 21,517,587.805 23,127,320.876 24,187,428.034 26,153,442.034 31,593,824.691 41,255,497.566
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.120558 $2.148813 $1.969262 $1.693398 $1.527762 $1.491197 $1.220025 $0.980965 $1.473732 $1.317444	$2.252717 $2.120558 $2.148813 $1.969262 $1.693398 $1.527762 $1.491197 $1.220025 $0.980965 $1.473732	13,466,204.451 12,506,818.013 11,665,360.225 10,753,003.661 8,665,215.661 7,262,614.093 6,637,810.583 7,236,997.568 6,714,803.400 7,683,275.491
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date September 17, 2012	2016 2015 2014 2013 2012	$1.114158 $1.160991 $1.093367 $0.992710 $1.000000	$1.156226 $1.114158 $1.160991 $1.093367 $0.992710	1,493,268.870 1,128,045.761 860,130.045 766,964.597 271,523.564
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date September 17, 2012	2016 2015 2014 2013 2012	$1.094704 $1.135254 $1.060353 $0.995588 $1.000000	$1.131694 $1.094704 $1.135254 $1.060353 $0.995588	1,606,375.905 1,567,611.215 1,931,829.664 1,324,092.721 313,394.004
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date September 17, 2012	2016 2015 2014 2013 2012	$1.131398 $1.190067 $1.135885 $0.987536 $1.000000	$1.168450 $1.131398 $1.190067 $1.135885 $0.987536	236,666.793 317,816.738 268,669.317 248,264.733 137,033.323
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.555582 $1.568870 $1.522055 $1.586028 $1.497669 $1.431103 $1.355748 $1.186501 $1.239554 $1.155465	$1.573442 $1.555582 $1.568870 $1.522055 $1.586028 $1.497669 $1.431103 $1.355748 $1.186501 $1.239554	51,388,539.893 54,771,779.394 63,968,860.691 75,374,410.168 92,053,021.339 98,472,345.601 109,546,622.600 114,517,983.038 85,050,133.864 82,921,659.432
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2012	2016 2015 2014 2013 2012	$1.052728 $1.094892 $1.073158 $1.017816 $1.000000	$1.064139 $1.052728 $1.094892 $1.073158 $1.017816	2,774,034.844 2,522,782.539 3,066,578.172 651,806.406 975,265.286
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2012	2016 2015 2014 2013 2012	$1.098356 $1.193369 $1.173998 $1.023287 $0.982260	$1.102913 $1.098356 $1.193369 $1.173998 $1.023287	1,672,542.810 1,966,468.909 2,704,616.607 2,148,746.500 3,005,733.287
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2012	2016 2015 2014 2013 2012	$1.072760 $1.138069 $1.115373 $1.019352 $1.004928	$1.079494 $1.072760 $1.138069 $1.115373 $1.019352	2,254,705.737 2,191,125.122 2,858,965.941 2,119,621.308 673,212.019

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Small/Mid Cap Value - Initial Class(5) Subaccount Inception Date May 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$9.978301 $10.394138 $10.031107 $7.472625 $6.520569 $6.802210 $5.296667 $3.755780 $6.450269 $5.251546	$11.902309 $9.978301 $10.394138 $10.031107 $7.472625 $6.520569 $6.802210 $5.296667 $3.755780 $6.450269	323,874.892 364,434.258 510,029.507 642,629.283 710,004.618 815,085.455 905,661.017 1,011,550.201 1,276,056.687 1,495,391.256
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.903885 $1.887462 $1.798902 $1.267967 $1.113058 $1.111455 $0.839620 $0.614725 $0.979320 $0.907388	$2.085271 $1.903885 $1.887462 $1.798902 $1.267967 $1.113058 $1.111455 $0.839620 $0.614725 $0.979320	20,082,756.861 21,146,138.674 25,081,696.863 27,815,094.375 26,751,184.339 27,680,682.853 28,437,572.871 30,066,170.494 34,993,387.750 40,513,470.983
TA Torray Concentrated Growth - Initial Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$5.364158 $5.534397 $5.109467 $3.898286 $3.380002 $3.511899 $2.992576 $2.089912 $3.664610 $3.406631	$5.638412 $5.364158 $5.534397 $5.109467 $3.898286 $3.380002 $3.511899 $2.992576 $2.089912 $3.664610	6,385,370.207 7,010,985.997 8,812,475.384 9,490,998.576 10,202,220.440 11,103,550.460 11,489,787.584 13,327,503.364 2,883,827.840 3,181,740.218
TA TS&W International Equity - Initial Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.036577 $2.041273 $2.186269 $1.785505 $1.553147 $1.840235 $1.722687 $1.389689 $2.307306 $2.026974	$2.027168 $2.036577 $2.041273 $2.186269 $1.785505 $1.553147 $1.840235 $1.722687 $1.389689 $2.307306	10,245,862.783 10,563,433.347 12,422,702.526 12,590,835.191 11,812,553.554 12,918,777.143 13,924,017.030 17,104,277.051 20,317,024.762 24,539,913.328
TA WMC US Growth - Initial Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.330223 $1.264269 $1.155555 $0.885855 $0.794965 $0.838555 $0.722797 $0.568132 $1.068609 $0.933273	$1.346805 $1.330223 $1.264269 $1.155555 $0.885855 $0.794965 $0.838555 $0.722797 $0.568132 $1.068609	39,708,135.843 44,045,913.853 54,978,330.017 60,260,941.308 67,108,046.625 77,461,596.837 44,165,776.368 50,629,748.616 61,389,145.381 66,825,347.326

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.713282 $1.720152 $1.633275 $1.428555 $1.281555 $1.344388 $1.239595 $1.012991 $1.000000	$1.759585 $1.713282 $1.720152 $1.633275 $1.428555 $1.281555 $1.344388 $1.239595 $1.012991	4,733,982.884 4,825,603.021 4,966,720.178 4,652,404.638 4,243,178.264 4,358,126.163 3,176,084.209 1,834,244.097 4,854.267
AB Growth and Income Portfolio – Class B Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.645299 $1.646494 $1.529132 $1.153153 $0.998373 $0.955329 $0.859625 $0.724993 $1.240900 $1.201232	$1.800503 $1.645299 $1.646494 $1.529132 $1.153153 $0.998373 $0.955329 $0.859625 $0.724993 $1.240900	12,559,596.617 12,376,305.046 14,243,313.248 14,804,940.290 12,903,720.920 11,915,848.073 11,575,794.661 12,260,215.305 13,829,092.150 17,541,902.338
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.463217 $1.339730 $1.194513 $0.884994 $0.769766 $0.811761 $0.750174 $0.555356 $0.936742 $0.836930	$1.475587 $1.463217 $1.339730 $1.194513 $0.884994 $0.769766 $0.811761 $0.750174 $0.555356 $0.936742	3,625,484.594 4,011,701.405 4,649,733.159 5,124,582.336 5,643,180.953 6,668,114.227 6,073,999.550 6,080,832.422 6,029,469.456 6,654,184.993
American Funds - Asset Allocation FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.585482 $1.591754 $1.537451 $1.265353 $1.108731 $1.114202 $1.008165 $0.989782	$1.704083 $1.585482 $1.591754 $1.537451 $1.265353 $1.108731 $1.114202 $1.008165	16,767,762.752 17,827,559.189 17,037,747.923 15,903,574.654 12,129,840.585 11,002,812.595 5,888,366.869 342,751.375
American Funds - Bond FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.097628 $1.114332 $1.077518 $1.121116 $1.083204 $1.039220 $0.993876 $1.000903	$1.110019 $1.097628 $1.114332 $1.077518 $1.121116 $1.083204 $1.039220 $0.993876	6,899,696.201 6,132,405.228 6,440,570.894 6,669,357.840 6,723,163.334 4,335,253.677 1,758,795.251 150,622.372
American Funds - Growth FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.820707 $1.734526 $1.627293 $1.273284 $1.099591 $1.169354 $1.003022 $0.986485	$1.958319 $1.820707 $1.734526 $1.627293 $1.273284 $1.099591 $1.169354 $1.003022	7,717,999.888 7,740,910.774 8,081,324.968 6,864,086.527 5,880,491.065 3,905,538.641 2,225,606.298 28,512.540
American Funds - Growth-Income FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.744688 $1.750626 $1.610840 $1.228334 $1.064468 $1.103785 $1.008415 $0.986806	$1.911385 $1.744688 $1.750626 $1.610840 $1.228334 $1.064468 $1.103785 $1.008415	6,077,687.516 4,118,036.699 4,029,090.306 3,792,028.972 3,289,417.936 2,221,314.046 1,691,024.699 17,907.186

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - International FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.083310 $1.155097 $1.207941 $1.010962 $0.872941 $1.032876 $0.980531 $0.982915	$1.101801 $1.083310 $1.155097 $1.207941 $1.010962 $0.872941 $1.032876 $0.980531	6,193,132.124 6,966,445.996 5,373,268.899 4,861,526.222 4,196,512.257 3,081,847.882 1,913,942.901 36,301.797
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.420685 $1.436821 $1.325572 $1.127958 $0.997180 $1.052371 $0.907083 $0.665606 $1.000000	$1.497436 $1.420685 $1.436821 $1.325572 $1.127958 $0.997180 $1.052371 $0.907083 $0.665606	10,748,096.079 11,232,778.225 11,108,366.632 9,811,787.157 8,677,473.265 7,118,121.215 4,652,314.477 3,276,384.444 506,583.145
Fidelity ® VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.350388 $2.375776 $2.157911 $1.673956 $1.463049 $1.527482 $1.325944 $0.993465 $1.759659 $1.522722	$2.494762 $2.350388 $2.375776 $2.159711 $1.673956 $1.463049 $1.527482 $1.325944 $0.993465 $1.759659	15,903,423.109 16,219,844.744 19,762,472.400 19,043,058.702 19,064,067.062 18,864,025.723 19,352,445.444 18,686,857.250 20,363,663.863 23,269,209.997
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.559278 $1.652718 $1.546381 $1.227884 $1.064793 $1.073705 $0.948336 $0.741092 $1.315429 $1.318490	$1.808366 $1.559278 $1.652718 $1.546381 $1.227884 $1.064793 $1.073705 $0.948336 $0.741092 $1.315429	4,175,365.511 4,534,533.589 5,750,875.991 6,554,170.029 7,217,321.341 8,869,225.071 8,703,300.422 8,720,273.355 10,132,976.464 12,605,279.260
Fidelity VIP Growth Opportunities Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.782883 $1.717833 $1.557508 $1.149391 $0.977781 $0.973264 $0.800043 $0.558254 $1.263124 $1.043217	$1.757714 $1.782883 $1.717833 $1.557508 $1.149391 $0.977781 $0.973264 $0.800043 $0.558254 $1.263124	566,398.404 589,243.550 648,763.236 787,956.392 846,571.265 1,001,261.435 1,160,526.601 1,241,073.854 1,369,677.768 1,710,519.971
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.472532 $1.398090 $1.278281 $0.954001 $0.846465 $0.859417 $0.704251 $0.558594 $1.076102 $0.862415	$1.458811 $1.472532 $1.398090 $1.278281 $0.954001 $0.846465 $0.859417 $0.704251 $0.558594 $1.076102	3,846,397.326 4,126,778.140 4,907,475.220 5,602,902.209 6,129,997.107 7,894,455.150 6,485,080.290 5,776,561.722 6,494,918.719 8,217,782.687

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$3.108034 $3.206887 $3.069829 $2.293268 $2.031945 $2.313438 $1.826305 $1.326417 $2.229383 $1.962071	$3.427340 $3.108034 $3.206887 $3.069829 $2.293268 $2.031945 $2.313438 $1.826305 $1.326417 $2.229383	10,765,766.436 11,824,398.038 13,939,967.682 14,999,794.230 14,968,433.524 16,543,612.315 18,217,206.864 18,842,595.591 21,517,584.774 26,692,689.680
Fidelity ® VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.076295 $2.176892 $2.074441 $1.617356 $1.292052 $1.441694 $1.158245 $0.748075 $1.558794 $1.500649	$2.235368 $2.076295 $2.176892 $2.074441 $1.617356 $1.292052 $1.441694 $1.158245 $0.748075 $1.558794	5,297,811.917 5,745,199.134 6,468,089.786 6,960,925.398 5,112,909.620 4,962,833.155 5,180,243.294 5,048,353.346 5,006,840.688 6,603,029.447
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount Inception Date November 10, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.708574 $1.852360 $1.832517 $1.506093 $1.329378 $1.374241 $1.267151 $0.990309 $1.000000	$1.898122 $1.708574 $1.852360 $1.832517 $1.506093 $1.329378 $1.374241 $1.267151 $0.990309	5,355,893.808 5,967,946.251 8,570,615.112 10,014,344.474 10,608,245.203 10,591,618.060 8,192,991.354 3,962,360.580 117,705.756
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.182143 $1.290946 $1.252502 $1.115734 $1.005351 $0.996636 $0.897800 $0.672044 $0.969756 $1.000000	$1.328062 $1.182143 $1.290946 $1.252502 $1.115734 $1.005351 $0.996636 $0.897800 $0.672044 $0.969756	7,182,061.177 8,867,391.227 10,736,196.854 11,572,097.747 13,125,725.645 13,351,180.746 7,819,838.498 5,134,949.174 2,245,505.680 785,173.699
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.113519 $1.188922 $1.126523 $0.891475 $0.792094 $0.812424 $0.741580 $0.597154 $0.963806 $1.000000	$1.273279 $1.113519 $1.188922 $1.126523 $0.891475 $0.792094 $0.812424 $0.741580 $0.597154 $0.963806	2,093,953.002 2,336,032.316 3,269,606.847 3,438,047.473 4,313,421.665 5,393,707.555 4,402,885.407 2,628,590.852 1,566,042.343 1,002,853.368
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2016 2015 2014 2013 2012	$1.459309 $1.414030 $1.326854 $0.963374 $1.000000	$1.466804 $1.459309 $1.414030 $1.326854 $0.963374	270,374.307 312,368.187 406,551.184 417,775.623 462,168.954

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.218110 $1.383838 $1.320284 $1.005530 $0.867529 $0.911460 $0.865048 $0.594311 $1.254298 $1.256087	$1.415242 $1.218110 $1.383838 $1.320284 $1.005530 $0.867529 $0.911460 $0.865048 $0.594311 $1.254298	996,470.647 1,107,857.969 1,465,008.763 1,525,601.811 1,763,551.537 2,298,099.851 2,491,022.913 2,302,655.816 2,218,596.863 2,999,816.931
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.027298 $1.983007 $1.793227 $1.378468 $1.196068 $1.234365 $0.998153 $0.701396 $1.268144 $1.057376	$2.239184 $2.027298 $1.983007 $1.793227 $1.378468 $1.196068 $1.234365 $0.998153 $0.701396 $1.268144	1,137,743.050 1,264,978.043 1,630,499.366 1,871,719.752 2,066,071.319 2,770,633.806 2,865,041.474 3,398,124.257 4,114,689.451 5,264,274.983
Janus Aspen – Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.072054 $1.116413 $1.057240 $0.837856 $0.709560 $0.837304 $0.735679 $0.543445 $0.999477 $0.927683	$1.075455 $1.072054 $1.116413 $1.057240 $0.837856 $0.709560 $0.837304 $0.735679 $0.543445 $0.999477	3,590,997.213 4,410,390.903 5,506,393.655 6,158,557.884 6,943,163.234 8,995,800.714 9,051,516.019 9,041,165.400 8,386,827.941 10,186,109.410
Janus Aspen - Perkins Mid Cap Value Portfolio - Service Shares Subaccount Inception Date December 31, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.983001 $2.089872 $1.956141 $1.578171 $1.445927 $1.512686 $1.330883 $1.016285 $1.430694 $1.355083	$2.320358 $1.983001 $2.089872 $1.956141 $1.578171 $1.445927 $1.512686 $1.330883 $1.016285 $1.430694	285,560.520 318,470.562 336,614.945 383,428.804 414,383.010 429,328.072 449,469.489 514,013.861 589,540.575 783,225.891
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.959687 $2.032692 $2.230349 $1.603039 $1.345938 $1.526253 $1.139562 $0.709950 $1.191553 $1.182905	$2.100680 $1.959687 $2.032692 $2.230349 $1.603039 $1.345938 $1.526253 $1.139562 $0.709950 $1.191553	2,948,781.642 3,419,936.919 4,100,708.333 4,916,207.706 5,483,321.332 6,298,081.037 5,352,663.651 3,466,326.583 1,891,304.781 2,305,906.591
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.672954 $1.707944 $1.601644 $1.369109 $1.252772 $1.251683 $1.158823 $0.999117 $1.305576 $1.275094	$1.793599 $1.672954 $1.707944 $1.601644 $1.369109 $1.252772 $1.251683 $1.158823 $0.999117 $1.305576	3,101,137.005 3,289,075.628 3,937,613.577 4,500,628.847 4,938,016.602 5,955,705.991 5,722,814.265 5,457,285.240 6,021,309.293 4,751,401.524

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
State Street Total Return V.I.S. Fund - Class 3(2)(4) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.282542 $1.322097 $1.279657 $1.135198 $1.028571 $1.079477 $1.003804 $0.988814	$1.337839 $1.282542 $1.322097 $1.279657 $1.135198 $1.028571 $1.079477 $1.003804	2,884,138.907 2,896,168.178 3,325,650.745 2,951,776.116 2,619,636.167 1,967,086.227 715,680.337 2,605.961
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.906912 $0.984435 $1.124370 $0.928048 $0.796770 $0.904935 $0.847271 $0.627531 $1.068371 $1.000000	$0.957660 $0.906912 $0.984435 $1.124370 $0.928048 $0.796770 $0.904935 $0.847271 $0.627531 $1.068371	4,585,599.050 5,087,588.984 6,050,009.631 6,735,179.044 8,434,799.032 8,864,265.081 7,049,314.050 4,689,616.951 2,469,360.292 1,831,308.700
TA AB Dynamic Allocation - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.609577 $1.634956 $1.572065 $1.488696 $1.423702 $1.419261 $1.318102 $1.018964 $1.638459 $1.401918	$1.621121 $1.609577 $1.634956 $1.572065 $1.488696 $1.423702 $1.419261 $1.318102 $1.018964 $1.638459	1,250,680.053 1,384,190.957 1,492,715.637 1,668,563.363 1,781,767.195 2,013,971.586 2,044,909.202 2,388,619.773 2,426,293.993 2,923,711.330
TA AB Dynamic Allocation - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.607957 $1.638943 $1.578948 $1.499370 $1.438604 $1.436219 $1.335549 $1.033496 $1.665133 $1.428939	$1.615777 $1.607957 $1.638943 $1.578948 $1.499370 $1.438604 $1.436219 $1.335549 $1.033496 $1.665133	10,976,575.869 12,380,781.241 10,898,966.626 12,013,461.214 13,102,214.833 9,402,118.631 1,593,165.138 451,065.211 278,861.942 533,892.149
TA Aegon Government Money Market - Initial Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.980263 $0.994891 $1.009799 $1.024875 $1.040284 $1.055804 $1.071558 $1.086255 $1.076827 $1.040732	$0.965873 $0.980263 $0.994891 $1.009799 $1.024875 $1.040284 $1.055804 $1.071558 $1.086255 $1.076827	18,352,080.392 18,098,962.792 14,280,254.036 16,144,521.446 16,646,481.033 21,118,569.618 23,254,199.285 25,985,405.325 49,732,767.366 28,125,928.235
TA Aegon Government Money Market - Service Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.960881 $0.975221 $0.989809 $1.004609 $1.019683 $1.034921 $1.050379 $1.066018 $1.059141 $1.026204	$0.946739 $0.960881 $0.975221 $0.989809 $1.004609 $1.019683 $1.034921 $1.050379 $1.066018 $1.059141	19,314,534.926 25,703,843.891 28,168,440.822 21,664,491.923 24,268,769.002 16,936,197.348 12,496,464.504 10,703,944.406 11,099,099.147 4,124,023.150

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 1, 1998	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.949661 $2.066151 $2.016924 $1.920489 $1.660953 $1.609061 $1.452521 $1.001309 $1.358779 $1.354161	$2.215635 $1.949661 $2.066151 $2.016924 $1.920489 $1.660953 $1.609061 $1.452521 $1.001309 $1.358779	4,944,724.131 5,332,714.253 7,162,324.328 8,227,093.768 8,887,173.431 8,694,449.322 9,012,921.282 10,131,493.043 8,343,191.028 9,388,999.114
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 1, 1998	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.798931 $1.907954 $1.869187 $1.784325 $1.546734 $1.501747 $1.358908 $0.939196 $1.279014 $1.276255	$2.038312 $1.798931 $1.907954 $1.869187 $1.784325 $1.546734 $1.501747 $1.358908 $0.939196 $1.279014	4,890,107.210 4,601,970.768 5,013,018.618 11,602,496.868 11,913,250.882 4,612,663.846 3,075,773.200 2,185,947.989 287,355.118 457,397.140
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date May 13, 1994	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.412253 $1.432024 $1.388848 $1.441919 $1.392059 $1.313015 $1.276501 $1.240250 $1.169318 $1.119249	$1.395622 $1.412253 $1.432024 $1.388848 $1.441919 $1.392059 $1.313015 $1.276501 $1.240250 $1.169318	6,948,967.700 5,608,528.487 6,981,907.472 6,966,003.984 9,323,332.303 9,955,312.417 12,648,176.151 14,015,304.875 15,633,526.548 13,273,335.805
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 13, 1994	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.271297 $1.292629 $1.256459 $1.307833 $1.265974 $1.197654 $1.166358 $1.136157 $1.073637 $1.030263	$1.254313 $1.271297 $1.292629 $1.256459 $1.307833 $1.265974 $1.197654 $1.166358 $1.136157 $1.073637	7,985,758.712 7,935,793.804 7,555,340.870 8,209,499.262 21,082,939.214 12,062,214.950 11,418,895.108 5,877,174.025 1,885,897.901 361,297.493
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.271297 $1.292629 $1.256459 $1.307833 $1.265974 $1.197654 $1.166358 $1.136157 $1.073637 $1.030263	$1.254313 $1.271297 $1.292629 $1.256459 $1.307833 $1.265974 $1.197654 $1.166358 $1.136157 $1.073637	3,672,453.128 3,203,430.969 2,669,537.732 2,931,963.249 12,172,762.330 17,082,804.780 10,844,525.758 16,654,125.738 28,331,587.997 1,088,666.718
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2016 2015	$9.524294 $9.999592	$9.985489 $9.524294	251,720.615 105,751.234

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.585174 $1.641068 $1.630007 $1.512767 $1.428953 $1.412819 $1.316426 $1.067017 $1.374142 $1.311160	$1.634007 $1.585174 $1.641068 $1.630007 $1.512767 $1.428953 $1.412819 $1.316426 $1.067017 $1.374142	12,695,281.887 17,013,803.306 20,913,640.584 27,037,571.420 34,097,121.359 42,243,263.916 29,418,615.465 20,802,165.029 29,786,346.809 16,404,359.428
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.642046 $1.703198 $1.695703 $1.577709 $1.493988 $1.481436 $1.383227 $1.124040 $1.451655 $1.388212	$1.687482 $1.642046 $1.703198 $1.695703 $1.577709 $1.493988 $1.481436 $1.383227 $1.124040 $1.451655	22,115,580.139 23,866,848.969 29,314,956.576 31,219,151.445 34,024,509.325 29,334,853.713 23,188,548.413 18,443,406.477 11,452,726.544 8,449,744.689
TA Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.697443 $1.756820 $1.735793 $1.389338 $1.252508 $1.344067 $1.186779 $0.927903 $1.560311 $1.469855	$1.774062 $1.697443 $1.756820 $1.735793 $1.389338 $1.252508 $1.344067 $1.186779 $0.927903 $1.560311	13,848,072.556 15,218,560.247 20,594,704.497 20,886,898.666 20,614,104.454 24,850,313.563 24,915,037.538 27,195,429.639 28,766,448.021 31,873,108.549
TA Asset Allocation - Growth - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.981080 $2.054290 $2.035490 $1.634649 $1.476365 $1.588963 $1.406723 $1.102193 $1.857109 $1.753024	$2.065486 $1.981080 $2.054290 $2.035490 $1.634649 $1.476365 $1.588963 $1.406723 $1.102193 $1.857109	8,191,310.600 9,772,228.559 11,407,215.717 12,530,245.389 13,288,249.416 12,904,068.069 12,814,566.186 10,548,426.746 8,786,173.859 13,352,178.114
TA Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.698247 $1.763099 $1.744674 $1.483329 $1.360826 $1.409570 $1.269176 $1.005174 $1.517482 $1.428769	$1.782754 $1.698247 $1.763099 $1.744674 $1.483329 $1.360826 $1.409570 $1.269176 $1.005174 $1.517482	22,194,913.733 25,964,126.786 29,556,506.943 32,012,391.027 33,375,587.065 36,853,589.059 41,473,571.840 56,910,835.893 53,444,694.919 78,382,093.387
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.890619 $1.968581 $1.950369 $1.662940 $1.529364 $1.588408 $1.434311 $1.138519 $1.722889 $1.624969	$1.979234 $1.890619 $1.968581 $1.950369 $1.662940 $1.529364 $1.588408 $1.434311 $1.138519 $1.722889	94,923,199.437 105,798,041.121 116,164,186.817 128,909,064.489 124,349,434.801 117,749,510.606 113,505,579.652 100,183,906.392 74,147,987.482 72,667,354.335

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.667720 $1.731296 $1.709964 $1.529176 $1.418402 $1.431255 $1.316161 $1.056864 $1.449009 $1.362474	$1.734575 $1.667720 $1.731296 $1.709964 $1.529176 $1.418402 $1.431255 $1.316161 $1.056864 $1.449009	20,161,420.789 19,083,463.360 23,137,648.478 25,559,492.567 27,648,040.431 30,975,801.290 40,844,824.438 45,388,294.155 47,165,250.935 49,638,084.536
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.789020 $1.861964 $1.841824 $1.650977 $1.535934 $1.554379 $1.432464 $1.152124 $1.584543 $1.492972	$1.855297 $1.789020 $1.861964 $1.841824 $1.650977 $1.535934 $1.554379 $1.432464 $1.152124 $1.584543	88,662,411.564 96,107,928.996 103,364,563.712 110,159,842.926 100,654,700.638 82,472,299.174 65,246,320.198 48,632,341.782 31,297,395.827 33,014,876.373
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.925554 $2.027311 $1.834468 $1.429616 $1.298898 $1.283245 $1.179303 $1.050083 $1.612282 $1.564059	$2.180124 $1.925554 $2.027311 $1.834468 $1.429616 $1.298898 $1.283245 $1.179303 $1.050083 $1.612282	22,010,888.491 23,358,370.680 28,932,889.572 31,096,752.636 34,714,556.987 38,339,747.916 43,352,188.301 23,039,329.898 8,925,134.927 10,826,230.583
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.308371 $2.436357 $2.209209 $1.725844 $1.571597 $1.556876 $1.434601 $1.280515 $1.971298 $1.917627	$2.606177 $2.308371 $2.436357 $2.209209 $1.725844 $1.571597 $1.556876 $1.434601 $1.280515 $1.971298	6,319,880.296 6,165,367.848 6,888,466.023 6,934,456.529 6,439,929.341 4,693,027.263 3,873,506.055 1,363,494.337 665,750.433 750,652.143
TA BlackRock Equity Smart Beta 100 - Service Class	2016	$9.998780	$10.467150	0.000
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.462132 $1.502498 $1.500189 $1.331962 $1.230599 $1.300004 $1.203183 $1.000000	$1.506266 $1.462132 $1.502498 $1.500189 $1.331962 $1.230599 $1.300004 $1.203183	49,262,580.660 54,607,473.478 59,908,595.114 61,597,978.179 63,404,565.105 56,581,753.707 33,542,967.877 4,602,981.694
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2016 2015 2014	$9.427425 $9.908136 $9.998776	$9.322970 $9.427425 $9.908136	102,580.303 111,010.855 6,759.966
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10, 2014	2016 2015 2014	$9.230789 $9.868224 $9.998776	$9.077556 $9.230789 $9.868224	377,617.617 434,065.700 0.000
TA BlackRock Smart Beta 50 - Service Class	2016	$9.998780	$10.150822	111,039.320
TA BlackRock Smart Beta 75 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998780	$10.220022	0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.652117 $1.678990 $1.621951 $1.465379 $1.352082 $1.322799 $1.206946 $1.000000	$1.707659 $1.652117 $1.678990 $1.621951 $1.465379 $1.352082 $1.322799 $1.206946	43,895,028.739 48,709,765.491 54,398,626.904 51,074,814.429 43,129,840.553 24,446,774.302 11,903,808.679 1,621,280.990
TA Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.561364 $2.615523 $2.337664 $2.283753 $1.850796 $1.992826 $1.748721 $1.330377 $2.343666 $2.550004	$2.539394 $2.561364 $2.615523 $2.337664 $2.283753 $1.850796 $1.992826 $1.748721 $1.330377 $2.343666	2,157,066.819 2,190,560.248 2,634,964.970 2,547,239.631 2,788,271.247 2,799,884.183 2,549,784.917 2,780,511.837 2,885,376.617 4,714,914.112
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.534309 $2.594954 $2.324820 $2.275322 $1.848023 $1.995615 $1.756760 $1.340633 $2.366536 $2.580481	$2.507402 $2.534309 $2.594954 $2.324820 $2.275322 $1.848023 $1.995615 $1.756760 $1.340633 $2.366536	2,548,681.335 2,946,666.711 3,194,236.516 3,066,099.248 2,821,345.907 2,137,194.645 1,194,819.376 499,997.796 350,357.465 506,071.765
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.010925 $1.045818 $1.069947 $0.965634 $0.871423 $0.956557 $0.880687 $0.691190 $1.101698 $1.03768	$1.006743 $1.010925 $1.045818 $1.069947 $0.965634 $0.871423 $0.956557 $0.880687 $0.691190 $1.101698	30,342,424.010 33,821,369.021 33,301,738.036 35,922,709.224 31,617,709.863 29,136,414.808 27,217,637.088 23,283,303.166 16,094,201.026 10,484,478.809
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.198427 $1.214922 $1.143599 $0.975267 $0.879968 $1.001403 $0.985842 $0.986575	$1.229400 $1.198427 $1.214922 $1.143599 $0.975267 $0.879968 $1.001403 $0.985842	14,731,739.102 16,090,138.493 15,461,745.187 14,109,352.954 9,318,857.489 6,167,664.040 4,302,364.392 286,431.450
TA Janus Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.351877 $1.444861 $1.466320 $1.069631 $0.995363 $1.082927 $0.820868 $0.518920 $0.980707 $0.812430	$1.304730 $1.351877 $1.444861 $1.466320 $1.069631 $0.995363 $1.082927 $0.820868 $0.518920 $0.980707	6,952,663.298 7,374,737.307 10,617,554.124 10,713,096.208 12,043,196.607 13,462,121.005 7,443,102.303 7,923,902.251 8,039,656.982 9,702,800.654

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.326738 $2.492841 $2.536859 $1.854746 $1.730832 $1.887300 $1.434038 $0.909040 $1.722779 $1.430616	$2.239642 $2.326738 $2.492841 $2.536859 $1.854746 $1.730832 $1.887300 $1.434038 $0.909040 $1.722779	2,504,595.239 2,626,812.570 3,033,897.482 3,197,059.889 3,119,116.035 3,164,153.938 1,121,882.864 513,541.011 197,130.488 297,554.272
TA Jennison Growth - Initial Class Subaccount Inception Date November 18, 1996	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.723901 $1.570661 $1.449854 $1.068677 $0.937031 $0.957074 $0.865311 $0.622889 $1.003725 $0.913667	$1.670497 $1.723901 $1.570661 $1.449854 $1.068677 $0.937031 $0.957074 $0.865311 $0.622889 $1.003725	13,253,587.453 15,914,983.932 19,398,755.645 18,695,950.580 20,278,955.529 22,444,136.628 25,019,131.107 4,224,866.239 3,291,965.700 3,895,632.629
TA Jennison Growth - Service Class Subaccount Inception Date November 18, 1996	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.672640 $2.441455 $2.257126 $1.668593 $1.467598 $1.501147 $1.360709 $0.981677 $1.584415 $1.445312	$2.583179 $2.672640 $2.441455 $2.257126 $1.668593 $1.467598 $1.501147 $1.360709 $0.981677 $1.584415	2,290,841.425 2,947,515.325 2,812,442.105 2,903,292.832 2,730,660.279 1,980,982.648 1,961,098.895 190,014.743 64,494.745 148,635.303
TA JPMorgan Core Bond - Service Class Subaccount inception date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.063340 $1.075685 $1.038815 $1.077338 $1.043947 $1.000000	$1.069250 $1.063340 $1.075685 $1.038815 $1.077338 $1.043947	5,641,995.032 4,641,188.489 4,701,243.399 4,822,188.592 4,299,515.063 3,205,251.506
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 2, 1997	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.625577 $1.651184 $1.467747 $1.124191 $0.980778 $0.988148 $0.870805 $0.682042 $1.105064 $1.073033	$1.783416 $1.625577 $1.651184 $1.467747 $1.124191 $0.980778 $0.988148 $0.870805 $0.682042 $1.105064	6,659,932.855 6,849,631.667 9,294,292.315 8,065,434.711 7,775,561.430 8,047,856.330 19,935,713.259 21,719,354.330 23,458,819.854 25,991,657.302
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 1, 1997	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.262981 $2.305105 $2.052898 $1.576937 $1.378801 $1.392839 $1.230896 $0.966132 $1.569625 $1.527577	$2.477599 $2.262981 $2.305105 $2.052898 $1.576937 $1.378801 $1.392839 $1.230896 $0.966132 $1.569625	1,552,012.367 1,283,659.900 1,437,171.927 1,364,575.122 933,859.331 457,048.385 365,258.779 66,701.703 56,845.273 99,229.463

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$2.075636 $2.170551 $1.915958 $1.479221 $1.248810 $1.245950 $1.029652 $0.985158	$2.337013 $2.075636 $2.170551 $1.915958 $1.479221 $1.248810 $1.245950 $1.029652	7,252,846.768 5,375,958.468 6,172,010.768 5,804,388.702 3,966,492.311 2,836,009.006 1,188,659.684 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.122920 $1.144360 $1.092888 $1.053540 $0.995114 $1.000000	$1.152738 $1.122920 $1.144360 $1.092888 $1.053540 $0.995114	13,547,323.964 15,038,163.461 14,639,186.420 15,863,209.080 12,456,648.148 3,272,895.640
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2016 2015 2014 2013 2012	$1.121033 $1.161974 $1.087191 $1.008908 $1.000000	$1.097116 $1.121033 $1.161974 $1.087191 $1.008908	8,835,422.261 8,716,406.217 8,442,275.262 7,510,896.861 3,134,814.610
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2016 2015 2014 2013 2012	$1.165325 $1.218749 $1.143507 $1.003956 $1.000000	$1.136804 $1.165325 $1.218749 $1.143507 $1.003956	8,416,079.243 9,664,269.576 7,705,330.926 5,286,958.173 1,616,834.461
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.196308 $1.236128 $1.200071 $1.093104 $1.023630 $1.023942 $0.938912 $0.817803 $1.000000	$1.222900 $1.196308 $1.236128 $1.200071 $1.093104 $1.023630 $1.023942 $0.938912 $0.817803	46,576,593.803 52,250,894.838 55,158,671.166 54,296,022.488 38,483,093.656 23,295,906.340 9,725,817.279 13,554,185.023 131,550.356
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.234284 $1.261475 $1.216626 $1.149041 $1.093979 $1.076184 $0.998250 $0.999959	$1.265649 $1.234284 $1.261475 $1.216626 $1.149041 $1.093979 $1.076184 $0.998250	10,563,810.739 10,439,815.444 10,824,234.430 10,228,169.582 8,605,627.676 3,537,223.547 1,073,755.591 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.189596 $1.251429 $1.221689 $1.043955 $0.949931 $0.975207 $0.875931 $0.721758 $1.000000	$1.226783 $1.189596 $1.251429 $1.221689 $1.043955 $0.949931 $0.975207 $0.875931 $0.721758	68,484,626.157 74,324,647.134 83,628,438.825 76,066,311.071 54,244,131.719 43,631,049.916 35,148,257.392 17,391,617.912 2,012,269.671
TA Market Participation Strategy - Service Class Subaccount inception date September 17, 2012	2016 2015 2014 2013 2012	$1.130959 $1.186379 $1.114515 $0.989747 $1.000000	$1.160654 $1.130959 $1.186379 $1.114515 $0.989747	6,583,316.650 7,203,782.971 6,878,590.250 5,984,939.974 1,368,852.803

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA MFS International Equity - Initial Class Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.337305 $1.356328 $1.451799 $1.247826 $1.036898 $1.170113 $1.074829 $0.822222 $1.289772 $1.199432	$1.318628 $1.337305 $1.356328 $1.451799 $1.247826 $1.036898 $1.170113 $1.074829 $0.822222 $1.289772	6,330,492.245 6,889,555.136 7,476,582.648 8,094,704.378 7,572,170.019 7,915,581.638 7,839,779.450 8,835,238.392 9,927,631.557 12,629,031.781
TA MFS International Equity - Service Class Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.062913 $2.098956 $2.252306 $1.941176 $1.616793 $1.827773 $1.681853 $1.290929 $2.032875 $1.895435	$2.029792 $2.062913 $2.098956 $2.252306 $1.941176 $1.616793 $1.827773 $1.681853 $1.290929 $2.032875	1,981,484.598 2,239,486.108 1,999,647.534 2,007,856.193 1,558,374.028 1,240,204.870 805,931.948 512,855.910 336,816.455 760,765.644
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.105354 $1.911596 $1.830377 $1.253160 $1.100883 $1.186252 $0.944805 $0.749723 $1.195923 $1.201509	$2.027381 $2.105354 $1.911596 $1.830377 $1.253160 $1.100883 $1.186252 $0.944805 $0.749723 $1.195923	9,031,088.725 10,045,937.328 12,724,904.965 13,203,159.780 14,008,411.715 15,656,224.943 17,053,736.139 19,322,912.370 22,482,142.428 27,029,333.627
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.793143 $2.543767 $2.440664 $1.675125 $1.475975 $1.593493 $1.272672 $1.012622 $1.619720 $1.631685	$2.683073 $2.793143 $2.543767 $2.440664 $1.675125 $1.475975 $1.593493 $1.272672 $1.012622 $1.619720	1,096,111.450 1,413,514.504 1,164,268.967 1,419,637.811 921,484.943 646,497.923 412,040.777 308,956.902 226,083.052 445,539.140
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.134873 $2.162256 $1.980601 $1.702306 $1.535039 $1.497561 $1.224632 $0.984186 $1.477848 $1.320483	$2.269042 $2.134873 $2.162256 $1.980601 $1.702306 $1.535039 $1.497561 $1.224632 $0.984186 $1.477848	3,057,579.746 2,715,803.959 2,824,140.569 2,777,079.529 2,827,219.379 1,857,775.776 1,601,979.951 1,516,297.817 947,895.453 1,031,736.339
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.158875 $2.192635 $2.014092 $1.736065 $1.567872 $1.533791 $1.256654 $1.012797 $1.524707 $1.365103	$2.289500 $2.158875 $2.192635 $2.014092 $1.736065 $1.567872 $1.533791 $1.256654 $1.012797 $1.524707	12,079,410.507 10,317,405.579 10,983,320.494 10,291,731.732 8,740,219.908 7,698,130.080 5,748,539.281 2,125,417.511 1,328,498.848 704,179.243

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.033083 $1.075969 $1.012797 $0.919103 $0.923880 $0.970792 $1.020671 $0.998162	$1.072624 $1.033083 $1.075969 $1.012797 $0.919103 $0.923880 $0.970792 $1.020671	11,093,809.856 11,786,276.367 11,741,540.681 11,434,206.717 7,826,328.936 7,354,858.586 5,339,433.969 174,804.927
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$0.990093 $1.026253 $0.958074 $0.899120 $0.898985 $0.986000 $1.022422 $0.997269	$1.024054 $0.990093 $1.026253 $0.958074 $0.899120 $0.898985 $0.986000 $1.022422	7,773,487.641 7,819,567.593 6,413,819.804 6,856,940.718 4,863,404.671 3,804,137.088 3,059,329.025 26,955.702
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$0.990242 $1.041082 $0.993201 $0.863059 $0.870065 $0.999152 $1.021338 $0.996400	$1.023180 $0.990242 $1.041082 $0.993201 $0.863059 $0.870065 $0.999152 $1.021338	7,821,222.372 8,338,175.618 7,628,748.362 7,441,990.919 5,300,746.806 4,965,305.872 3,023,113.324 174,362.523
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.566127 $1.578717 $1.530847 $1.594413 $1.504848 $1.437263 $1.360914 $1.190434 $1.243039 $1.158142	$1.584892 $1.566127 $1.578717 $1.530847 $1.594413 $1.504848 $1.437263 $1.360914 $1.190434 $1.243039	9,601,297.431 9,942,672.189 14,405,091.177 19,310,610.713 24,033,386.614 20,900,228.969 24,077,618.747 24,207,633.730 18,154,432.855 13,773,988.087
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.413105 $1.426917 $1.388085 $1.448972 $1.370456 $1.312870 $1.246128 $1.092698 $1.144309 $1.067572	$1.426728 $1.413105 $1.426917 $1.388085 $1.448972 $1.370456 $1.312870 $1.246128 $1.092698 $1.144309	27,455,684.060 30,122,010.074 32,727,805.445 36,532,339.353 37,646,728.713 25,225,114.819 17,309,040.532 6,838,365.294 1,726,062.601 1,297,631.325
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 2, 2011	2016 2015 2014 2013 2012 2011	$0.969976 $1.013587 $0.995180 $1.116750 $1.066426 $1.000000	$0.992025 $0.969976 $1.013587 $0.995180 $1.116750 $1.066426	7,384,513.119 8,216,600.577 9,135,376.085 9,686,696.844 8,643,082.748 2,624,256.684
TA ProFunds UltraBear Fund - Service Class OAM Subaccount inception Date May 1, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$0.080580 $0.088209 $0.120311 $0.222465 $0.320009 $0.405751 $0.562345 $1.000000	$0.060648 $0.080580 $0.088209 $0.120311 $0.222465 $0.320009 $0.405751 $0.562345	64,130,709.537 45,372,731.530 19,856,757.902 14,747,695.979 44,957,963.655 45,168,626.840 3,584,184.325 172,759.606

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.068120 $1.110358 $1.087784 $1.031189 $0.980272 $1.000000	$1.080245 $1.068120 $1.110358 $1.087784 $1.031189 $0.980272	10,336,762.899 11,339,413.622 13,634,729.520 15,290,846.487 12,682,093.880 7,436,026.896
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.080833 $1.173747 $1.154131 $1.005469 $0.919864 $1.000000	$1.085851 $1.080833 $1.173747 $1.154131 $1.005469 $0.919864	19,259,856.326 24,297,339.107 26,088,700.763 24,235,190.533 16,635,454.489 9,805,060.739
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.079998 $1.145176 $1.121783 $1.024706 $0.960465 $1.000000	$1.087306 $1.079998 $1.145176 $1.121783 $1.024706 $0.960465	16,450,954.169 18,183,903.310 20,381,462.698 20,280,958.890 11,605,767.331 1,772,627.161
TA Small/Mid Cap Value - Initial Class(5) Subaccount Inception Date May 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$3.119845 $3.248260 $3.133265 $2.332960 $2.034727 $2.121571 $1.651190 $1.170249 $2.008812 $1.634690	$3.723252 $3.119845 $3.248260 $3.133265 $2.332960 $2.034727 $2.121571 $1.651190 $1.170249 $2.008812	7,029,464.295 8,243,854.539 10,151,606.557 11,500,823.282 13,548,929.590 15,060,253.416 16,772,110.280 18,422,100.576 21,054,407.106 26,387,215.926
TA Small Mid Cap Value - Service Class Subaccount Inception Date May 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.733541 $1.808991 $1.749794 $1.305548 $1.142030 $1.193232 $0.931271 $0.661472 $1.000000	$2.063341 $1.733541 $1.808991 $1.749794 $1.305548 $1.142030 $1.193232 $0.931271 $0.661472	4,437,858.882 4,441,355.460 5,082,479.179 5,431,274.354 4,506,246.143 4,006,526.416 2,527,108.191 700,801.303 42,873.725
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.408523 $2.386574 $2.273471 $1.601682 $1.405318 $1.402607 $1.059041 $0.774981 $1.234015 $1.142815	$2.639294 $2.408523 $2.386574 $2.273471 $1.601682 $1.405318 $1.402607 $1.059041 $0.774981 $1.234015	6,175,924.624 6,457,502.545 6,495,319.911 7,172,488.698 7,213,577.241 8,144,370.772 8,889,266.285 8,936,449.147 9,979,379.728 11,865,524.821
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$3.296353 $3.275219 $3.128977 $2.210107 $1.943843 $1.943542 $1.471490 $1.079705 $1.723339 $1.600870	$3.605081 $3.296353 $3.275219 $3.128977 $2.210107 $1.943843 $1.943542 $1.471490 $1.079705 $1.723339	3,932,812.998 3,683,946.638 3,759,695.896 3,965,198.631 3,151,007.829 2,467,702.802 1,519,465.114 714,925.002 362,239.770 541,949.910

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Torray Concentrated Growth - Initial Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.949069 $2.009931 $1.854696 $1.414354 $1.225706 $1.272903 $1.084134 $0.756748 $1.326278 $1.232298	$2.049723 $1.949069 $2.009931 $1.854696 $1.414354 $1.225706 $1.272903 $1.084134 $0.756748 $1.326278	8,579,170.665 9,321,336.162 12,081,059.843 12,870,755.163 14,064,297.312 15,527,529.035 16,345,830.622 18,141,208.482 7,589,903.414 9,209,887.390
TA Torray Concentrated Growth - Service Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.300979 $2.379174 $2.200387 $1.681660 $1.461177 $1.521607 $1.299201 $0.908899 $1.596299 $1.487354	$2.413887 $2.300979 $2.379174 $2.200387 $1.681660 $1.461177 $1.521607 $1.299201 $0.908899 $1.596299	1,274,057.431 1,519,428.082 1,746,569.158 2,039,041.532 1,504,643.571 1,322,334.352 989,003.337 768,079.928 172,819.039 212,110.806
TA TS&W International Equity - Initial Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.396518 $1.399048 $1.497693 $1.222547 $1.062925 $1.258782 $1.177791 $0.949656 $1.575932 $1.383773	$1.390750 $1.396518 $1.399048 $1.497693 $1.222547 $1.062925 $1.258782 $1.177791 $0.949656 $1.575932	6,694,227.381 6,862,931.309 7,279,250.780 7,259,353.414 6,975,372.762 7,781,865.693 8,745,877.827 9,766,951.495 10,377,519.543 13,354,002.886
TA TS&W International Equity - Service Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.005435 $2.014574 $2.161065 $1.767918 $1.541241 $1.831042 $1.717602 $1.387180 $2.310106 $2.034237	$1.991011 $2.005435 $2.014574 $2.161065 $1.767918 $1.541241 $1.831042 $1.717602 $1.387180 $2.310106	1,345,890.574 2,363,393.171 1,270,041.222 1,275,903.820 1,235,381.256 1,068,306.135 976,999.975 745,245.758 737,860.075 1,104,968.644
TA WMC US Growth - Initial Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.733247 $1.646502 $1.504184 $1.152560 $1.033797 $1.089949 $0.939041 $0.737735 $1.386928 $1.210684	$1.755703 $1.733247 $1.646502 $1.504184 $1.152560 $1.033797 $1.089949 $0.939041 $0.737735 $1.386928	15,224,430.286 16,649,003.649 19,986,736.158 21,880,212.985 24,230,058.126 27,963,163.440 18,454,639.693 20,711,697.307 23,252,214.807 27,795,532.345
TA WMC US Growth - Service Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.362526 $2.249285 $2.059879 $1.582325 $1.423142 $1.503523 $1.298972 $1.022880 $1.929018 $1.687384	$2.386846 $2.362526 $2.249285 $2.059879 $1.582325 $1.423142 $1.503523 $1.298972 $1.022880 $1.929018	2,863,233.156 3,235,431.096 3,121,744.065 3,284,124.214 3,021,605.083 3,060,237.164 1,001,287.112 1,018,724.145 956,446.038 1,638,941.455

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Growth and Income Portfolio – Class B Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.669260 $1.668825 $1.548343 $1.166494 $1.008920 $0.964479 $0.867005 $0.730495 $1.249071 $1.207946	$1.828528 $1.669260 $1.668825 $1.548343 $1.166494 $1.008920 $0.964479 $0.867005 $0.730495 $1.249071	984,502.884 1,045,668.262 1,256,841.218 1,153,016.115 1,090,567.147 1,096,542.580 915,534.930 1,062,378.786 1,319,726.853 1,580,014.437
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.484577 $1.357955 $1.209558 $0.895253 $0.777914 $0.819539 $0.756619 $0.559572 $0.942925 $0.841626	$1.498610 $1.484577 $1.357955 $1.209558 $0.895253 $0.777914 $0.819539 $0.756619 $0.559572 $0.942925	314,070.955 322,674.602 355,908.302 360,285.691 415,483.023 503,085.905 522,188.267 519,535.692 449,692.281 497,448.926
Fidelity ® VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.006716 $2.026392 $1.840279 $1.424962 $1.244196 $1.297713 $1.125366 $0.842351 $1.490512 $1.288533	$2.132067 $2.006716 $2.026392 $1.840279 $1.424962 $1.244196 $1.297713 $1.125366 $0.842351 $1.490512	2,984,486.522 3,338,559.792 3,790,807.087 4,340,454.490 4,283,149.447 5,020,305.328 5,496,754.401 5,297,430.381 5,636,919.490 6,037,496.683
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.711280 $1.812038 $1.693777 $1.343597 $1.163980 $1.172556 $1.034630 $0.807737 $1.432302 $1.434215	$1.986592 $1.711280 $1.812038 $1.693777 $1.343597 $1.163980 $1.172556 $1.034630 $0.807737 $1.432302	631,722.831 710,873.567 900,057.307 1,078,246.324 1,252,096.435 1,479,502.816 1,419,263.706 1,534,495.184 1,786,847.033 3,199,475.952
Fidelity VIP Growth Opportunities Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.415575 $1.362584 $1.234212 $0.909910 $0.773278 $0.768942 $0.631473 $0.440186 $0.994989 $0.820943	$1.396959 $1.415575 $1.362584 $1.234212 $0.909910 $0.773278 $0.768942 $0.631473 $0.440186 $0.994989	1,107.130 1,114.093 1,120.667 6,924.224 13,648.279 25,358.207 27,375.574 29,312.700 30,426.570 51,273.439
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.493940 $1.417026 $1.294325 $0.965031 $0.855411 $0.867643 $0.710288 $0.562844 $1.083210 $0.867250	$1.481473 $1.493940 $1.417026 $1.294325 $0.965031 $0.855411 $0.867643 $0.710288 $0.562844 $1.083210	581,887.819 615,766.829 630,043.393 664,814.715 715,853.384 858,149.032 880,427.347 877,970.161 913,966.649 1,167,143.069

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$3.252434 $3.352574 $3.206127 $2.392732 $2.117979 $2.409019 $1.899892 $1.378498 $2.314639 $2.035076	$3.590105 $3.252434 $3.352574 $3.206127 $2.392732 $2.117979 $2.409019 $1.899892 $1.378498 $2.314639	1,393,129.843 1,503,169.564 1,712,605.753 1,976,711.384 2,169,690.092 2,613,500.424 2,977,928.551 3,178,397.215 3,560,804.880 4,794,762.563
Fidelity ® VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.104508 $2.204293 $2.098481 $1.634493 $1.304448 $1.454089 $1.167052 $0.753024 $1.567541 $1.507568	$2.267966 $2.104508 $2.204293 $2.098481 $1.634493 $1.304448 $1.454089 $1.167052 $0.753024 $1.567541	624,339.175 669,757.742 774,002.245 843,579.242 795,451.152 659,665.747 873,876.697 787,878.876 687,657.831 928,457.725
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.192271 $1.300718 $1.260729 $1.121956 $1.009965 $1.000224 $0.900151 $0.673149 $0.970390 $1.000000	$1.340748 $1.192271 $1.300718 $1.260729 $1.121956 $1.009965 $1.000224 $0.900151 $0.673149 $0.970390	648,702.743 789,741.848 1,043,921.219 1,196,310.351 1,379,110.322 1,267,294.579 866,859.982 588,084.456 339,607.740 385,197.037
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.123082 $1.197944 $1.133954 $0.896470 $0.795747 $0.815369 $0.743536 $0.598140 $0.964440 $1.000000	$1.285472 $1.123082 $1.197944 $1.133954 $0.896470 $0.795747 $0.815369 $0.743536 $0.598140 $0.964440	290,259.022 310,523.566 354,975.466 430,652.761 498,858.763 678,609.738 1,135,683.894 354,034.009 212,275.930 584,754.400
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2016 2015 2014 2013 2012	$1.464627 $1.417786 $1.329079 $0.964032 $1.000000	$1.473592 $1.464627 $1.417786 $1.329079 $0.964032	48,724.751 50,533.207 59,928.843 60,241.102 60,835.601
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.234626 $1.401226 $1.335564 $1.016170 $0.875841 $0.919289 $0.871620 $0.598231 $1.261330 $1.261880	$1.435856 $1.234626 $1.401226 $1.335564 $1.016170 $0.875841 $0.919289 $0.871620 $0.598231 $1.261330	130,300.258 135,297.146 155,343.996 173,766.754 203,994.565 242,692.547 256,356.590 380,857.698 255,816.689 316,327.161

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.073099 $1.048619 $0.947333 $0.727505 $0.630620 $0.650168 $0.525230 $0.368713 $0.665981 $0.554748	$1.186408 $1.073099 $1.048619 $0.947333 $0.727505 $0.630620 $0.650168 $0.525230 $0.368713 $0.665981	425,417.330 437,754.484 524,757.197 561,839.196 595,128.693 1,028,388.380 1,771,295.213 2,690,143.845 2,745.556.459 1,271,149.410
Janus Aspen – Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.881153 $0.916704 $0.867255 $0.686613 $0.580904 $0.684810 $0.601096 $0.443594 $0.815023 $0.755725	$0.884809 $0.881153 $0.916704 $0.867255 $0.686613 $0.580904 $0.684810 $0.601096 $0.443594 $0.815023	448,926.859 491,412.369 553,377.207 605,279.961 985,151.424 1,333,440.716 1,289,070.845 1,347,456.666 1,043,684.702 1,434,694.289
Janus Aspen - Perkins Mid Cap Value Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.004293 $2.110232 $1.973249 $1.590394 $1.455683 $1.521387 $1.337220 $1.020116 $1.434668 $1.357503	$2.347580 $2.004293 $2.110232 $1.973249 $1.590394 $1.455683 $1.521387 $1.337220 $1.020116 $1.434668	353,984.612 362,169.703 393,175.296 395,173.848 396,300.842 417,265.090 425,384.235 430,263.507 473,156.256 547,464.265
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.986287 $2.058266 $2.256177 $1.620011 $1.358840 $1.539371 $1.148229 $0.714642 $1.198237 $1.188363	$2.131294 $1.986287 $2.058266 $2.256177 $1.620011 $1.358840 $1.539371 $1.148229 $0.714642 $1.198237	195,293.869 204,406.937 241,328.512 305,405.537 372,808.943 515,883.015 652,116.529 828,197.553 605,509.035 293,437.859
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.695613 $1.729374 $1.620152 $1.383572 $1.264757 $1.262412 $1.167604 $1.005703 $1.312887 $1.280957	$1.819679 $1.695613 $1.729374 $1.620152 $1.383572 $1.264757 $1.262412 $1.167604 $1.005703 $1.312887	563,511.059 667,822.405 782,096.180 838,654.695 939,166.636 1,095,714.392 1,349,909.394 1,076,513.265 1,147,997.921 1,223,088.993
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.914705 $0.991916 $1.131799 $0.933266 $0.800445 $0.908216 $0.849508 $0.628565 $1.069077 $1.000000	$0.966835 $0.914705 $0.991916 $1.131799 $0.933266 $0.800445 $0.908216 $0.849508 $0.628565 $1.069077	502,397.133 728,522.231 812,725.770 1,035,099.262 1,198,167.626 1,389,457.964 1,643,067.862 1,579,289.277 697,921.043 550,915.390

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AB Dynamic Allocation - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.631372 $1.655467 $1.590224 $1.504417 $1.437321 $1.431436 $1.328102 $1.025677 $1.647615 $1.408357	$1.644687 $1.631372 $1.655467 $1.590224 $1.504417 $1.437321 $1.431436 $1.328102 $1.025677 $1.647615	499,323.516 492,604.223 509,812.698 573,373.164 878,454.550 945,525.468 942,208.394 1,008,425.388 1,106,099.713 1,072,626.840
TA Aegon Government Money Market - Initial Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.347167 $1.365957 $1.384989 $1.404323 $1.424033 $1.443835 $1.463956 $1.482566 $1.468242 $1.417616	$1.328679 $1.347167 $1.365957 $1.384989 $1.404323 $1.424033 $1.443835 $1.463956 $1.482566 $1.468242	5,190,403.908 5,312,332.627 5,803,467.439 6,553,501.562 6,522,077.004 8,237,146.762 8,248,211.347 10,004,040.280 13,554,516.740 12,254,198.760
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 1, 1998	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.938534 $2.052329 $2.001464 $1.903896 $1.644974 $1.592018 $1.435735 $0.988767 $1.340423 $1.334548	$2.205147 $1.938534 $2.052329 $2.001464 $1.903896 $1.644974 $1.592018 $1.435735 $0.988767 $1.340423	1,764,687.917 2,081,255.376 2,177,442.531 2,456,032.492 2,834,051.928 3,177,342.123 3,152,682.214 3,372,781.616 3,464,659.433 4,301,288.251
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date May 13, 1994	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.995040 $2.020976 $1.958114 $2.030943 $1.958786 $1.845743 $1.792649 $1.740018 $1.638874 $1.567147	$1.973476 $1.995040 $2.020976 $1.958114 $2.030943 $1.958786 $1.845743 $1.792649 $1.740018 $1.638874	2,659,440.748 3,271,722.119 3,492,072.044 3,997,275.067 5,011,222.035 5,573,586.900 6,811,157.520 7,234,033.846 8,357,609.566 8,953,603.231
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.305180 $1.325777 $1.287416 $1.338732 $1.294588 $1.223523 $1.190380 $1.158420 $1.093594 $1.048367	$1.289009 $1.305180 $1.325777 $1.287416 $1.338732 $1.294588 $1.223523 $1.190380 $1.158420 $1.093594	23,960.243 24,609.943 21,169.559 20,295.365 20,491.808 35,027.809 17,647.775 30,146.753 123,244.888 0.000
TA Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.606754 $1.661765 $1.648938 $1.528836 $1.442720 $1.425031 $1.326496 $1.074117 $1.381913 $1.317265	$1.657884 $1.606754 $1.661765 $1.648938 $1.528836 $1.442720 $1.425031 $1.326496 $1.074117 $1.381913	2,978,562.029 2,678,840.533 3,201,944.306 3,333,357.024 4,136,342.933 4,450,855.988 4,588,907.539 4,562,527.250 4,133,585.058 3,948,873.211

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.720483 $1.778910 $1.755888 $1.404033 $1.264501 $1.355615 $1.195798 $0.934025 $1.569060 $1.476629	$1.799904 $1.720483 $1.778910 $1.755888 $1.404033 $1.264501 $1.355615 $1.195798 $0.934025 $1.569060	2,325,801.422 2,649,556.572 2,872,171.733 3,241,789.545 3,265,176.816 3,824,200.710 3,793,897.159 4,244,659.141 4,449,728.531 5,094,102.056
TA Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.721340 $1.785308 $1.764902 $1.499056 $1.373886 $1.421687 $1.278814 $1.011811 $1.526006 $1.435364	$1.808773 $1.721340 $1.785308 $1.764902 $1.499056 $1.373886 $1.421687 $1.278814 $1.011811 $1.526006	3,576,906.428 3,933,754.645 4,321,908.298 4,302,530.778 5,443,398.983 6,663,040.221 7,013,369.259 7,060,340.141 7,733,952.977 9,730,888.369
TA Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.690350 $1.753065 $1.729756 $1.545347 $1.431983 $1.443528 $1.326130 $1.063828 $1.457116 $1.368733	$1.759837 $1.690350 $1.753065 $1.729756 $1.545347 $1.431983 $1.443528 $1.326130 $1.063828 $1.457116	4,257,388.953 4,845,350.072 5,525,624.406 6,582,381.089 6,433,354.797 6,925,236.216 7,684,200.997 7,457,633.762 7,774,676.624 8,098,229.082
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.168093 $2.280411 $2.061466 $1.604940 $1.456743 $1.437773 $1.320019 $1.174217 $1.801104 $1.745501	$2.457147 $2.168093 $2.280411 $2.061466 $1.604940 $1.456743 $1.437773 $1.320019 $1.174217 $1.801104	20,044,219.614 22,301,546.290 25,787,496.785 29,166,515.809 33,422,698.240 39,204,255.339 45,565,914.596 20,784,592.785 2,184,246.852 2,362,995.997
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.381506 $1.402594 $1.353599 $1.221728 $1.126149 $1.100689 $1.003303 $0.993367	$1.429347 $1.381506 $1.402594 $1.353599 $1.221728 $1.126149 $1.100689 $1.003303	1,062,764.218 771,109.596 910,831.351 958,245.509 1,234,604.642 1,090,877.782 690,269.269 103,766.411
TA Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.596169 $2.648444 $2.364755 $2.307934 $1.868540 $2.009964 $1.762024 $1.339169 $2.356813 $2.561764	$2.576425 $2.596169 $2.648444 $2.364755 $2.307934 $1.868540 $2.009964 $1.762024 $1.339169 $2.356813	614,402.279 719,223.552 895,060.469 889,007.376 924,422.692 1,124,926.075 1,250,627.099 1,415,132.812 1,582,150.817 1,769,910.269

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA International Moderate Growth - Service Class Subaccount Inception Date May 1,2006	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.020629 $1.054808 $1.078076 $0.972012 $0.876311 $0.960974 $0.883896 $0.693018 $1.103520 $1.031445	$1.017403 $1.020629 $1.054808 $1.078076 $0.972012 $0.876311 $0.960974 $0.883896 $0.693018 $1.103520	168,762.368 228,820.697 285,325.122 288,004.748 176,369.109 157,065.838 170,261.077 118,787.234 165,816.767 190,766.108
TA Janus Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.371566 $1.464469 $1.484756 $1.082014 $1.005894 $1.093306 $0.827922 $0.522860 $0.987189 $0.816984	$1.325029 $1.371566 $1.464469 $1.484756 $1.082014 $1.005894 $1.093306 $0.827922 $0.522860 $0.987189	981,788.757 1,126,123.398 1,217,091.011 1,605,484.234 1,895,813.058 2,391,949.939 1,634,298.148 1,557,250.291 1,447,535.824 513,459.269
TA Jennison Growth - Initial Class Subaccount Inception Date November 18, 1996	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.742092 $1.585675 $1.462273 $1.076768 $0.943185 $0.962411 $0.869294 $0.625130 $1.006325 $0.915116	$1.689785 $1.742092 $1.585675 $1.462273 $1.076768 $0.943185 $0.962411 $0.869294 $0.625130 $1.006325	16,124,579.821 17,897,898.354 21,006,553.964 23,654,547.157 26,525,019.462 29,907,267.590 33,176,693.389 3,862,502.777 4,297,491.595 5,084,968.349
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 1, 1997	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.574211 $2.612185 $2.319704 $1.774989 $1.547016 $1.557120 $1.370867 $1.072662 $1.736224 $1.684237	$2.826953 $2.574211 $2.612185 $2.319704 $1.774989 $1.547016 $1.557120 $1.370867 $1.072662 $1.736224	3,637,396.624 4,026,858.479 4,574,077.645 4,881,339.622 5,366,681.611 6,277,601.940 6,697,496.728 6,894,886.783 7,179,508.071 8,534,527.928
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$2.088181 $2.181515 $1.923740 $1.483777 $1.251416 $1.247323 $1.029767 $0.985161	$2.353439 $2.088181 $2.181515 $1.923740 $1.483777 $1.251416 $1.247323 $1.029767	592,255.112 573,502.007 659,171.023 708,999.586 389,669.850 320,452.121 293,688.042 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009	$1.276944 $1.318147 $1.278439 $1.163345 $1.088338 $1.087596 $0.996289 $0.991646	$1.306618 $1.276944 $1.318147 $1.278439 $1.163345 $1.088338 $1.087596 $0.996289	733,124.393 608,991.415 494,294.089 325,438.360 163,386.389 72,853.339 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.241745 $1.267846 $1.221569 $1.152583 $1.096261 $1.077372 $0.998364 $0.999962	$1.274558 $1.241745 $1.267846 $1.221569 $1.152583 $1.096261 $1.077372 $0.998364	648,761.280 373,980.395 383,712.411 249,311.744 189,856.993 7,150.688 7,182.873 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009	$1.365472 $1.435032 $1.399545 $1.194752 $1.086069 $1.113867 $0.999483 $0.988776	$1.409548 $1.365472 $1.435032 $1.399545 $1.194752 $1.086069 $1.113867 $0.999483	456,068.171 535,619.247 663,515.407 343,941.286 75,097.475 100,081.135 62,377.985 0.000
TA MFS International Equity - Initial Class Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.356820 $1.374775 $1.470090 $1.262298 $1.047888 $1.181344 $1.084084 $0.828492 $1.298322 $1.206202	$1.339186 $1.356820 $1.374775 $1.470090 $1.262298 $1.047888 $1.181344 $1.084084 $0.828492 $1.298322	1,320,297.757 1,512,826.269 1,528,378.042 1,859,348.175 1,727,100.976 1,887,071.714 1,386,403.845 1,394,947.327 1,536,193.825 1,865,662.326
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.349325 $2.131016 $2.038460 $1.394255 $1.223626 $1.317216 $1.048083 $0.830857 $1.324021 $1.328898	$2.264535 $2.349325 $2.131016 $2.038460 $1.394255 $1.223626 $1.317216 $1.048083 $0.830857 $1.324021	1,354,552.763 1,554,631.099 1,695,276.290 1,905,009.622 2,184,404.919 2,433,611.411 1,995,474.266 2,243,307.369 2,555,330.125 3,128,876.437
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.163870 $2.189471 $2.003550 $1.720340 $1.549757 $1.510448 $1.233952 $0.990695 $1.486147 $1.326575	$2.302130 $2.163870 $2.189471 $2.003550 $1.720340 $1.549757 $1.510448 $1.233952 $0.990695 $1.486147	1,090,476.966 893,259.194 1,010,304.422 1,082,424.334 1,080,796.020 645,762.772 564,443.388 522,107.535 391,721.575 385,306.598
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.587343 $1.598537 $1.548550 $1.611259 $1.519235 $1.449581 $1.371221 $1.198265 $1.249982 $1.163454	$1.607936 $1.587343 $1.598537 $1.548550 $1.611259 $1.519235 $1.449581 $1.371221 $1.198265 $1.249982	4,008,066.283 4,713,618.454 5,201,887.813 5,806,070.807 7,163,955.813 7,783,485.518 8,715,554.840 8,129,237.918 7,431,706.868 6,170,427.327

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Small/Mid Cap Value - Initial Class(5) Subaccount Inception Date May 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$10.256879 $10.668525 $10.280692 $7.647247 $6.663030 $6.940581 $5.396438 $3.820872 $6.552295 $5.326698	$12.252662 $10.256879 $10.668525 $10.280692 $7.647247 $6.663030 $6.940581 $5.396438 $3.820872 $6.552295	3,106,801.827 3,498,221.789 3,963,322.930 4,455,698.860 5,157,941.121 6,042,755.946 6,976,760.074 7,926,847.518 9,095,142.691 10,906,081.360
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.948576 $1.928918 $1.835694 $1.291996 $1.132477 $1.129182 $0.851754 $0.622691 $0.990536 $0.916411	$2.137387 $1.948576 $1.928918 $1.835694 $1.291996 $1.132477 $1.129182 $0.851754 $0.622691 $0.990536	1,620,996.422 1,770,532.824 1,887,081.276 2,179,406.824 2,094,579.967 2,340,674.995 2,326,057.744 2,191,490.584 2,306,402.700 2,368,637.184
TA Torray Concentrated Growth - Initial Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$5.513901 $5.680499 $5.236599 $3.989387 $3.453866 $3.583343 $3.048951 $2.126141 $3.722594 $3.455380	$5.804363 $5.513901 $5.680499 $5.236599 $3.989387 $3.453866 $3.583343 $3.048951 $2.126141 $3.722594	4,855,590.182 5,729,549.945 6,539,519.464 7,377,802.376 8,635,776.614 10,007,245.067 11,520,112.968 13,227,358.924 14,289,118.980 17,279,574.399
TA TS&W International Equity - Initial Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.093467 $2.095199 $2.240705 $1.827259 $1.587105 $1.877702 $1.755151 $1.413790 $2.343832 $2.056012	$2.086880 $2.093467 $2.095199 $2.240705 $1.827259 $1.587105 $1.877702 $1.755151 $1.413790 $2.343832	5,979,754.300 6,409,559.787 7,062,096.485 7,663,433.963 8,551,871.566 9,901,353.400 11,539,750.219 12,873,999.163 14,696,282.662 18,058,552.002
TA WMC US Growth - Initial Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.361352 $1.291938 $1.179104 $0.902570 $0.808764 $0.851858 $0.733184 $0.575444 $1.080758 $0.942483	$1.380343 $1.361352 $1.291938 $1.179104 $0.902570 $0.808764 $0.851858 $0.733184 $0.575444 $1.080758	32,968,760.452 36,378,500.532 41,417,621.219 46,076,857.875 51,957,567.362 59,331,848.303 59,398,807.132 65,225,513.298 71,304,107.852 82,865,065.911

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.737579 $1.741112 $1.649925 $1.440290 $1.289515 $1.350083 $1.242394 $1.013273 $1.000000	$1.788036 $1.737579 $1.741112 $1.649925 $1.440290 $1.289515 $1.350083 $1.242394 $1.013273	13,937,946.921 15,097,893.411 14,490,465.851 13,849,741.522 12,360,697.011 11,117,756.377 7,118,347.462 4,221,944.017 148,500.199
AB Growth and Income Portfolio – Class B Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.878317 $1.875968 $1.738808 $1.308696 $1.130799 $1.079926 $0.969833 $0.816323 $1.394446 $1.347197	$2.059550 $1.878317 $1.875968 $1.738808 $1.308696 $1.130799 $1.079926 $0.969833 $0.816323 $1.394446	11,418,919.867 12,243,849.778 13,509,070.583 13,878,122.835 10,813,561.714 7,901,921.077 5,362,385.038 4,965,377.972 5,052,612.187 6,312,245.275
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.019415 $1.845350 $1.642083 $1.214190 $1.054017 $1.109325 $1.023151 $0.755948 $1.272565 $1.134725	$2.040502 $2.019415 $1.845350 $1.642083 $1.214190 $1.054017 $1.109325 $1.023151 $0.755948 $1.272565	2,019,668.479 2,193,864.287 2,468,986.558 2,770,003.056 3,054,765.710 4,503,243.886 3,058,788.053 1,992,785.972 1,843,198.617 2,073,887.876
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.604666 $1.607850 $1.549943 $1.273134 $1.113350 $1.116648 $1.008398 $0.989787	$1.728094 $1.604666 $1.607850 $1.549943 $1.273134 $1.113350 $1.116648 $1.008398	61,229,002.961 56,232,278.726 58,764,126.600 58,837,799.222 44,987,411.630 35,818,173.784 17,641,226.158 269,768.174
American Funds - Bond FundSM - Class 2(2) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.110913 $1.125609 $1.086297 $1.128027 $1.087721 $1.041503 $0.994105 $1.000908	$1.125662 $1.110913 $1.125609 $1.086297 $1.128027 $1.087721 $1.041503 $0.994105	28,421,707.212 27,708,047.790 29,747,278.718 31,564,280.949 31,908,333.652 15,650,416.354 6,112,073.587 256,270.891
American Funds - Growth FundSM - Class 2(2) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.842755 $1.752076 $1.640522 $1.281122 $1.104178 $1.171929 $1.003254 $0.986490	$1.985902 $1.842755 $1.752076 $1.640522 $1.281122 $1.104178 $1.171929 $1.003254	20,013,479.456 21,613,289.062 21,067,167.983 21,029,944.801 17,653,279.337 11,383,837.203 5,623,638.427 191,615.659
American Funds - Growth-Income FundSM - Class 2(2) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.765846 $1.768375 $1.623967 $1.235904 $1.068907 $1.106211 $1.008648 $0.986811	$1.938364 $1.765846 $1.768375 $1.623967 $1.235904 $1.068907 $1.106211 $1.008648	13,471,903.577 13,225,169.837 15,334,525.559 13,715,447.737 11,027,296.204 7,572,546.852 3,671,938.882 58,438.637

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - International FundSM - Class 2(2) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.096454 $1.166813 $1.217803 $1.017205 $0.876596 $1.035154 $0.980758 $0.982921	$1.117359 $1.096454 $1.166813 $1.217803 $1.017205 $0.876596 $1.035154 $0.980758	13,672,450.572 14,701,580.231 14,518,107.269 14,789,256.910 12,009,211.677 9,921,386.510 5,094,393.650 30,877.106
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.442358 $1.455868 $1.340488 $1.138401 $1.004416 $1.057928 $0.910073 $0.666486 $1.000000	$1.523263 $1.442358 $1.455868 $1.340488 $1.138401 $1.004416 $1.057928 $0.910073 $0.666486	46,928,753.005 46,892,843.252 43,505,478.469 36,709,763.231 35,675,727.144 25,046,461.605 16,383,988.542 11,521,877.756 4,250,046.051
Fidelity ® VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.473594 $2.495393 $2.263981 $1.751320 $1.527631 $1.591765 $1.379022 $1.031203 $1.822872 $1.574294	$2.630701 $2.473594 $2.495393 $2.263981 $1.751320 $1.527631 $1.591765 $1.379022 $1.031203 $1.822872	22,694,401.281 24,722,322.631 29,720,438.651 29,865,129.534 29,233,650.150 28,084,487.200 27,043,375.459 24,451,878.411 24,614,927.369 27,505,994.164
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.715280 $1.814489 $1.694403 $1.342765 $1.162115 $1.169536 $1.030945 $0.804068 $1.424382 $1.424871	$1.993189 $1.715280 $1.814489 $1.694403 $1.342765 $1.162115 $1.169536 $1.030945 $0.804068 $1.424382	3,073,824.635 3,679,523.163 4,591,401.914 5,378,641.638 6,378,990.297 8,669,082.383 8,349,290.962 7,678,062.704 8,876,574.766 10,293,023.392
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.889475 $1.790430 $1.633781 $1.216905 $1.077600 $1.091941 $0.893030 $0.706947 $1.359202 $1.087133	$1.875555 $1.889475 $1.790430 $1.633781 $1.216905 $1.077600 $1.091941 $0.893030 $0.706947 $1.359202	2,928,024.142 3,470,127.809 4,396,453.726 4,923,641.496 5,715,365.089 7,356,618.414 6,998,925.046 5,384,954.426 5,811,903.962 6,438,109.837
Fidelity ® VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$3.004336 $3.093779 $2.955724 $2.203677 $1.948696 $2.214293 $1.744598 $1.264573 $2.121232 $1.863182	$3.319515 $3.004336 $3.093779 $2.955724 $2.203677 $1.948696 $2.214293 $1.744598 $1.264573 $2.121232	11,471,005.593 12,874,225.116 15,350,357.545 17,212,575.080 16,730,842.113 17,568,000.261 18,208,258.418 17,477,081.788 19,408,109.781 23,044,181.609

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.133073 $2.232022 $2.122792 $1.651800 $1.316950 $1.466580 $1.175913 $0.757994 $1.576332 $1.514528	$2.301019 $2.133073 $2.232022 $2.122792 $1.651800 $1.316950 $1.466580 $1.175913 $0.757994 $1.576332	8,209,261.860 9,404,097.563 10,639,934.870 12,119,403.385 11,018,289.324 9,932,387.258 10,718,887.942 10,628,631.887 10,938,477.475 13,499,528.044
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount Inception Date November 10, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.732726 $1.874843 $1.851111 $1.518385 $1.337593 $1.380025 $1.269985 $0.990582 $1.000000	$1.928741 $1.732726 $1.874843 $1.851111 $1.518385 $1.337593 $1.380025 $1.269985 $0.990582	18,118,698.342 20,513,059.773 23,298,356.539 25,519,298.294 27,368,016.351 28,579,799.079 21,414,797.830 10,488,197.085 220,501.472
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.202518 $1.310604 $1.269067 $1.128272 $1.014638 $1.003872 $0.902535 $0.674255 $0.971026 $1.000000	$1.353601 $1.202518 $1.310604 $1.269067 $1.128272 $1.014638 $1.003872 $0.902535 $0.674255 $0.971026	15,673,845.588 19,007,294.818 23,304,127.295 25,835,534.349 29,787,996.038 26,491,187.668 15,936,754.744 7,116,425.353 3,765,983.340 1,368,292.398
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.132756 $1.207066 $1.141472 $0.901525 $0.799440 $0.818330 $0.745500 $0.599127 $0.965072 $1.000000	$1.297832 $1.132756 $1.207066 $1.141472 $0.901525 $0.799440 $0.818330 $0.745500 $0.599127 $0.965072	3,401,855.118 3,727,200.999 4,780,145.278 5,328,757.836 5,689,439.012 7,683,401.832 5,976,010.023 2,692,336.081 1,827,473.255 1,167,861.306
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2016 2015 2014 2013 2012	$1.469940 $1.421529 $1.331264 $0.964665 $1.000000	$1.480399 $1.469940 $1.421529 $1.331264 $0.964665	860,527.881 1,048,408.945 1,271,323.560 1,819,713.886 1,973,909.978
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.251415 $1.418876 $1.351052 $1.026935 $0.884240 $0.927187 $0.878240 $0.602185 $1.268385 $1.267676	$1.456805 $1.251415 $1.418876 $1.351052 $1.026935 $0.884240 $0.927187 $0.878240 $0.602185 $1.268385	2,302,699.523 2,827,468.307 3,786,540.057 4,366,900.942 4,812,331.531 6,183,109.510 6,983,709.224 7,519,795.423 7,499,450.980 8,786,429.648

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$3.045864 $2.973442 $2.683577 $2.058824 $1.782863 $1.836327 $1.481994 $1.039335 $1.875424 $1.560633	$3.370822 $3.045864 $2.973442 $2.683577 $2.058824 $1.782863 $1.836327 $1.481994 $1.039335 $1.875424	878,795.131 996,503.155 1,143,636.668 1,326,870.505 1,447,234.741 2,099,850.799 2,119,676.228 2,096,105.807 2,733,611.075 2,635,987.725
Janus Aspen – Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.404556 $1.459787 $1.379692 $1.091246 $0.922333 $1.086242 $0.952525 $0.702245 $1.288974 $1.194022	$1.411790 $1.404556 $1.459787 $1.379692 $1.091246 $0.922333 $1.086242 $0.952525 $0.702245 $1.288974	3,074,255.730 3,786,739.478 4,603,533.971 5,340,318.301 6,034,701.489 8,133,425.465 7,616,340.725 5,817,755.811 4,673,405.507 6,165,727.921
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.013286 $2.084189 $2.282350 $1.637182 $1.371883 $1.552619 $1.156972 $0.719371 $1.204962 $1.193842	$2.162394 $2.013286 $2.084189 $2.282350 $1.637182 $1.371883 $1.552619 $1.156972 $0.719371 $1.204962	4,661,497.076 5,336,171.888 6,746,018.225 8,074,597.280 9,297,228.260 11,148,156.060 7,792,122.193 4,175,843.644 3,049,809.212 3,776,005.975
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.718667 $1.751164 $1.638943 $1.398243 $1.276894 $1.273275 $1.176500 $1.012358 $1.320266 $1.286878	$1.846240 $1.718667 $1.751164 $1.638943 $1.398243 $1.276894 $1.273275 $1.176500 $1.012358 $1.320266	4,722,283.253 5,793,140.452 8,032,121.565 8,952,593.326 10,259,523.617 12,625,982.983 10,421,983.742 10,354,170.872 11,012,129.048 13,999,467.548
State Street Total Return V.I.S. Fund - Class 3(2)(4) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.298076 $1.335484 $1.290061 $1.142177 $1.032864 $1.081849 $1.004036 $0.988819	$1.356701 $1.298076 $1.335484 $1.290061 $1.142177 $1.032864 $1.081849 $1.004036	10,129,059.389 10,440,664.417 11,429,382.743 11,169,243.218 11,239,489.518 9,477,051.195 4,397,140.944 109,575.284
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.922583 $0.999475 $1.139286 $0.938505 $0.804149 $0.911517 $0.851754 $0.629608 $1.069777 $1.000000	$0.976125 $0.922583 $0.999475 $1.139286 $0.938505 $0.804149 $0.911517 $0.851754 $0.629608 $1.069777	6,906,638.648 7,872,161.656 9,352,562.453 11,155,361.205 12,954,546.953 14,046,543.640 10,464,732.391 5,617,088.560 2,037,897.266 2,122,060.123

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AB Dynamic Allocation - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.653554 $1.676319 $1.608668 $1.520365 $1.451112 $1.443750 $1.338197 $1.032458 $1.656873 $1.414865	$1.668691 $1.653554 $1.676319 $1.608668 $1.520365 $1.451112 $1.443750 $1.338197 $1.032458 $1.656873	1,928,855.915 2,020,193.860 2,121,444.542 2,169,852.054 2,235,770.044 2,807,047.567 2,957,651.585 3,548,764.380 4,082,376.311 4,911,544.021
TA AB Dynamic Allocation - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.648662 $1.677130 $1.612566 $1.528267 $1.463422 $1.458130 $1.353255 $1.045137 $1.680554 $1.439300	$1.659939 $1.648662 $1.677130 $1.612566 $1.528267 $1.463422 $1.458130 $1.353255 $1.045137 $1.680554	52,550,430.950 57,798,336.901 61,575,858.802 66,571,507.496 66,078,811.717 47,493,227.607 7,485,119.057 1,564,842.545 993,869.551 1,739,190.289
TA Aegon Government Money Market - Initial Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.997764 $1.010661 $1.023775 $1.036989 $1.050533 $1.064042 $1.077875 $1.090459 $1.078853 $1.040621	$0.985021 $0.997764 $1.010661 $1.023775 $1.036989 $1.050533 $1.064042 $1.077875 $1.090459 $1.078853	7,637,968.813 8,433,857.166 9,477,642.842 11,399,353.966 13,764,546.495 14,180,279.472 14,871,632.196 24,877,409.404 39,025,471.512 18,656,502.983
TA Aegon Government Money Market - Service Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.985199 $0.997964 $1.010867 $1.023982 $1.037275 $1.050711 $1.064264 $1.078019 $1.068957 $1.033653	$0.972661 $0.985199 $0.997964 $1.010867 $1.023982 $1.037275 $1.050711 $1.064264 $1.078019 $1.068957	54,635,477.454 60,280,147.910 60,755,365.655 59,899,687.311 73,672,072.695 64,796,472.804 42,745,167.171 37,051,237.111 37,873,525.060 13,919,900.533
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 2, 1998	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.010987 $2.126945 $2.072178 $1.969227 $1.699740 $1.643398 $1.480603 $1.018657 $1.379583 $1.372181	$2.289812 $2.010987 $2.126945 $2.072178 $1.969227 $1.699740 $1.643398 $1.480603 $1.018657 $1.379583	4,468,394.828 4,586,408.154 4,911,020.248 5,168,361.950 5,306,608.079 5,481,299.209 6,700,417.384 7,788,419.684 6,218,703.232 7,721,488.366
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 2, 1998	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.844453 $1.952378 $1.908942 $1.818674 $1.573385 $1.524631 $1.376898 $0.949767 $1.290857 $1.285516	$2.094002 $1.844453 $1.952378 $1.908942 $1.818674 $1.573385 $1.524631 $1.376898 $0.949767 $1.290857	11,590,128.696 11,698,955.177 14,181,948.541 16,042,211.790 14,559,317.424 9,749,138.416 6,432,135.391 2,928,900.930 892,933.206 1,203,677.394

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date May 9, 1994	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.428215 $1.445352 $1.399015 $1.449604 $1.396710 $1.314814 $1.275736 $1.237053 $1.163996 $1.111955	$1.414174 $1.428215 $1.445352 $1.399015 $1.449604 $1.396710 $1.314814 $1.275736 $1.237053 $1.163996	5,040,156.225 3,978,881.322 4,630,427.898 4,532,530.677 6,101,184.798 6,858,757.025 8,751,397.919 9,441,322.483 9,826,093.272 8,446,089.093
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 9, 1994	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.303459 $1.322729 $1.283183 $1.333006 $1.287774 $1.215879 $1.181779 $1.148918 $1.083556 $1.037718	$1.288579 $1.303459 $1.322729 $1.283183 $1.333006 $1.287774 $1.215879 $1.181779 $1.148918 $1.083556	31,995,391.539 31,102,818.693 29,721,037.364 37,000,030.115 81,698,445.103 58,416,500.497 38,299,084.600 19,729,524.018 7,672,233.957 2,550,917.315
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.303459 $1.322729 $1.283183 $1.333006 $1.287774 $1.215879 $1.181779 $1.148918 $1.083556 $1.037718	$1.288579 $1.303459 $1.322729 $1.283183 $1.333006 $1.287774 $1.215879 $1.181779 $1.148918 $1.083556	7,717,272.073 8,254,789.196 6,028,698.341 7,303,668.247 28,668,646.172 44,388,668.303 26,806,779.631 40,956,880.424 66,111,191.274 2,617,119.068
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2016 2015	$9.536912 $9.999646	$10.018405 $9.536912	1,579,789.077 521,302.075
TA Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.628543 $1.682639 $1.668008 $1.544993 $1.456515 $1.437238 $1.336542 $1.081182 $1.389635 $1.323313	$1.682029 $1.628543 $1.682639 $1.668008 $1.544993 $1.456515 $1.437238 $1.336542 $1.081182 $1.389635	11,015,163.493 11,836,511.502 14,479,154.574 18,311,075.926 21,859,359.569 23,316,442.694 26,990,492.756 33,285,129.742 38,311,729.083 35,353,030.814
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.683598 $1.742852 $1.731760 $1.608077 $1.519752 $1.504008 $1.401527 $1.136669 $1.465065 $1.398275	$1.733584 $1.683598 $1.742852 $1.731760 $1.608077 $1.519752 $1.504008 $1.401527 $1.136669 $1.465065	120,100,793.907 136,204,489.321 158,109,434.465 180,976,403.922 197,716,439.585 172,276,251.373 142,529,167.672 105,203,621.119 56,099,568.348 35,665,868.194

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.743847 $1.801306 $1.776232 $1.418904 $1.276631 $1.367260 $1.204883 $0.940202 $1.577851 $1.483425	$1.826144 $1.743847 $1.801306 $1.776232 $1.418904 $1.276631 $1.367260 $1.204883 $0.940202 $1.577851	15,611,954.804 17,310,200.045 21,855,603.911 23,273,941.362 24,490,417.308 26,523,509.067 28,290,306.950 32,904,624.667 35,094,527.217 37,071,971.303
TA Asset Allocation - Growth - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.031253 $2.102166 $2.078828 $1.666162 $1.501835 $1.613207 $1.425371 $1.114610 $1.874319 $1.765771	$2.121978 $2.031253 $2.102166 $2.078828 $1.666162 $1.501835 $1.613207 $1.425371 $1.114610 $1.874319	15,942,298.675 18,805,807.145 21,300,856.238 24,221,017.836 22,911,968.985 22,861,926.976 26,134,707.802 24,137,341.323 21,611,084.390 30,287,070.770
TA Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.744674 $1.807722 $1.785307 $1.514897 $1.387033 $1.433899 $1.288538 $1.018489 $1.534546 $1.441971	$1.835101 $1.744674 $1.807722 $1.785307 $1.514897 $1.387033 $1.433899 $1.288538 $1.018489 $1.534546	23,560,971.605 26,536,429.839 36,194,881.868 40,006,644.537 44,774,326.604 49,437,800.564 55,000,176.235 61,833,926.968 71,844,448.277 85,213,786.524
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.938414 $2.014370 $1.991807 $1.694938 $1.555706 $1.612582 $1.453283 $1.151311 $1.738795 $1.637730	$2.033266 $1.938414 $2.014370 $1.991807 $1.694938 $1.555706 $1.612582 $1.453283 $1.151311 $1.738795	308,615,412.527 347,508,177.021 388,111,518.192 434,703,202.587 435,511,189.634 424,586,346.626 418,587,645.991 386,670,361.200 294,536,528.920 236,639,154.510
TA Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.713344 $1.775158 $1.749828 $1.561728 $1.445722 $1.455947 $1.336224 $1.070860 $1.465301 $1.375068	$1.785537 $1.713344 $1.775158 $1.749828 $1.561728 $1.445722 $1.455947 $1.336224 $1.070860 $1.465301	23,156,721.457 25,811,701.270 34,481,518.093 38,227,174.263 40,790,825.106 44,943,037.378 50,939,712.596 60,752,838.246 69,575,753.680 80,249,022.691
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.834331 $1.905368 $1.881047 $1.682810 $1.562448 $1.578099 $1.451473 $1.165104 $1.599207 $1.503812	$1.906034 $1.834331 $1.905368 $1.881047 $1.682810 $1.562448 $1.578099 $1.451473 $1.165104 $1.599207	412,520,896.403 459,389,589.951 504,091,055.904 542,357,098.157 488,786,272.025 396,196,624.586 278,166,320.727 233,399,400.346 165,032,358.451 140,336,296.752

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.006353 $2.108228 $1.903932 $1.480831 $1.342761 $1.323972 $1.214338 $1.079149 $1.653630 $1.600985	$2.276071 $2.006353 $2.108228 $1.903932 $1.480831 $1.342761 $1.323972 $1.214338 $1.079149 $1.653630	11,137,905.861 12,860,301.490 18,172,905.101 19,772,604.617 21,711,499.905 25,083,765.439 28,832,641.347 16,697,064.979 7,097,851.402 8,102,373.576
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.366784 $2.493089 $2.256200 $1.759082 $1.598704 $1.580608 $1.453604 $1.294918 $1.989530 $1.931542	$2.677392 $2.366784 $2.493089 $2.256200 $1.759082 $1.598704 $1.580608 $1.453604 $1.294918 $1.989530	13,692,518.790 14,201,721.564 16,303,356.159 16,928,956.899 14,825,565.722 12,644,819.239 10,621,465.179 4,662,567.878 1,300,645.944 1,311,281.887
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998941	$10.483340	10,602.112
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.481492 $1.519405 $1.514075 $1.341634 $1.237087 $1.304287 $1.204759 $1.000000	$1.529220 $1.481492 $1.519405 $1.514075 $1.341634 $1.237087 $1.304287 $1.204759	188,096,525.316 206,727,799.736 223,626,839.358 235,269,989.567 239,596,177.397 231,786,847.207 130,137,736.134 28,085,032.124
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2016 2015 2014	$9.448792 $9.911029 $9.998938	$9.362504 $9.448792 $9.911029	995,461.410 948,334.319 69,428.852
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10, 2014	2016 2015 2014	$9.251716 $9.871102 $9.998938	$9.116051 $9.251716 $9.871102	531,137.005 524,114.948 32,881.653
TA BlackRock Smart Beta 50 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998941	$10.166524	173,850.728
TA BlackRock Smart Beta 75 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998941	$10.235836	14,037.643
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.674007 $1.697878 $1.636959 $1.476025 $1.359202 $1.327154 $1.208532 $1.000000	$1.733688 $1.674007 $1.697878 $1.636959 $1.476025 $1.359202 $1.327154 $1.208532	177,166,330.175 194,390,634.831 212,487,390.016 189,489,988.105 154,172,279.152 77,738,165.206 38,165,945.429 6,901,863.972
TA Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.631408 $2.681759 $2.392138 $2.332372 $1.886448 $2.027218 $1.775400 $1.348011 $2.370020 $2.573569	$2.613967 $2.631408 $2.681759 $2.392138 $2.332372 $1.886448 $2.027218 $1.775400 $1.348011 $2.370020	1,763,064.846 2,192,371.735 2,770,343.640 2,871,804.740 3,084,616.731 3,470,081.012 3,818,803.854 4,710,271.599 5,217,285.173 6,444,733.551

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.598477 $2.655419 $2.374297 $2.319167 $1.879905 $2.026045 $1.780042 $1.355727 $2.388425 $2.599171	$2.575953 $2.598477 $2.655419 $2.374297 $2.319167 $1.879905 $2.026045 $1.780042 $1.355727 $2.388425	6,766,969.833 7,354,032.448 8,340,919.784 8,221,974.104 7,301,756.211 5,364,263.928 3,222,869.342 1,362,330.196 981,806.749 1,439,084.822
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.030422 $1.063889 $1.086276 $0.978437 $0.881220 $0.965399 $0.887090 $0.694837 $1.105324 $1.032112	$1.028185 $1.030422 $1.063889 $1.086276 $0.978437 $0.881220 $0.965399 $0.887090 $0.694837 $1.105324	86,177,971.187 98,493,261.723 104,211,116.936 113,336,884.876 101,182,670.823 93,856,625.698 88,125,051.101 76,356,604.593 50,337,313.770 29,749,404.612
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.212964 $1.227238 $1.152921 $0.981275 $0.883639 $1.003605 $0.986069 $0.986580	$1.246759 $1.212964 $1.227238 $1.152921 $0.981275 $0.883639 $1.003605 $0.986069	49,384,468.394 50,164,077.952 46,273,695.594 43,834,772.822 26,290,673.522 18,432,986.595 11,511,404.941 1,111,447.302
TA Janus Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.890106 $2.016138 $2.042045 $1.486673 $1.380711 $1.499222 $1.134188 $0.715572 $1.349671 $1.115871	$1.827775 $1.890106 $2.016138 $2.042045 $1.486673 $1.380711 $1.499222 $1.134188 $0.715572 $1.349671	3,045,589.036 3,712,251.486 4,944,332.287 5,404,533.072 5,820,382.482 6,455,153.892 3,551,435.851 3,845,902.437 4,266,939.392 5,083,737.724
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.385641 $2.550908 $2.590834 $1.890470 $1.760676 $1.916075 $1.453041 $0.919274 $1.738726 $1.441000	$2.300855 $2.385641 $2.550908 $2.590834 $1.890470 $1.760676 $1.916075 $1.453041 $0.919274 $1.738726	5,738,708.593 6,607,895.305 7,047,614.272 7,504,370.518 7,161,427.507 6,738,478.184 2,958,351.397 1,042,276.981 462,241.581 546,676.476
TA Jennison Growth - Initial Class Subaccount Inception Date November 18, 1996	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.240674 $2.037477 $1.877059 $1.380840 $1.208329 $1.231751 $1.111472 $0.798516 $1.284175 $1.166632	$2.175535 $2.240674 $2.037477 $1.877059 $1.380840 $1.208329 $1.231751 $1.111472 $0.798516 $1.284175	5,799,577.878 6,746,285.111 8,699,607.060 9,114,251.630 9,936,626.772 10,585,396.337 12,447,056.047 1,930,170.088 1,570,022.402 1,807,781.324

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Jennison Growth - Service Class Subaccount Inception Date November 18, 1996	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.740290 $2.498313 $2.305146 $1.700742 $1.492912 $1.524040 $1.378751 $0.992743 $1.599086 $1.455795	$2.653769 $2.740290 $2.498313 $2.305146 $1.700742 $1.492912 $1.524040 $1.378751 $0.992743 $1.599086	5,108,503.922 6,934,854.280 5,657,106.512 5,987,683.800 5,609,779.454 4,676,532.924 4,290,415.798 454,071.915 171,590.562 235,632.921
TA JPMorgan Core Bond - Service Class Subaccount inception date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.073151 $1.083475 $1.044282 $1.080866 $1.045293 $1.000000	$1.081241 $1.073151 $1.083475 $1.044282 $1.080866 $1.045293	20,059,623.293 19,028,471.072 18,818,823.807 17,716,187.183 19,390,373.001 6,474,217.227
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 1, 1997	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.007843 $2.035443 $1.805751 $1.380371 $1.201886 $1.208546 $1.062934 $0.830889 $1.343558 $1.302033	$2.207143 $2.007843 $2.035443 $1.805751 $1.380371 $1.201886 $1.208546 $1.062934 $0.830889 $1.343558	3,535,939.526 3,584,584.486 3,544,814.077 3,156,634.088 2,922,701.209 2,883,947.705 3,864,769.316 5,749,342.506 5,164,152.216 6,131,938.115
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 1, 1997	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.320211 $2.358738 $2.096535 $1.607288 $1.402552 $1.414049 $1.247187 $0.976983 $1.584114 $1.538626	$2.545252 $2.320211 $2.358738 $2.096535 $1.607288 $1.402552 $1.414049 $1.247187 $0.976983 $1.584114	3,697,124.667 3,918,126.585 4,776,694.536 4,144,285.722 1,319,771.486 770,397.510 917,768.372 661,930.502 589,517.154 1,188,941.207
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$2.100822 $2.192572 $1.931579 $1.488347 $1.254029 $1.248693 $1.029886 $0.985164	$2.370036 $2.100822 $2.192572 $1.931579 $1.488347 $1.254029 $1.248693 $1.029886	9,331,851.088 9,378,472.013 9,416,393.548 8,849,552.459 6,140,156.668 3,806,868.483 1,561,054.288 61,107.107
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.133311 $1.152670 $1.098662 $1.057019 $0.996413 $1.000000	$1.165691 $1.133311 $1.152670 $1.098662 $1.057019 $0.996413	81,495,875.130 86,664,223.864 89,358,850.455 96,997,069.816 79,004,787.431 19,534,006.319
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2016 2015 2014 2013 2012	$1.129178 $1.168109 $1.090765 $1.010238 $1.000000	$1.107258 $1.129178 $1.168109 $1.090765 $1.010238	60,590,269.944 68,063,912.471 61,223,972.470 53,250,380.237 20,940,665.672
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2016 2015 2014 2013 2012	$1.173783 $1.225180 $1.147282 $1.005291 $1.000000	$1.147306 $1.173783 $1.225180 $1.147282 $1.005291	26,744,312.368 33,067,656.304 23,950,394.928 18,807,072.324 6,998,971.252

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.214544 $1.252491 $1.213568 $1.103217 $1.031053 $1.029338 $0.942001 $0.818886 $1.000000	$1.243990 $1.214544 $1.252491 $1.213568 $1.103217 $1.031053 $1.029338 $0.942001 $0.818886	335,497,707.777 365,725,827.705 398,299,558.289 396,509,995.868 281,236,662.561 166,191,826.366 53,621,897.786 27,060,609.813 4,835,684.816
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.249259 $1.274264 $1.226539 $1.156129 $1.098537 $1.078552 $0.998480 $0.999965	$1.283530 $1.249259 $1.274264 $1.226539 $1.156129 $1.098537 $1.078552 $0.998480	73,213,422.679 80,176,102.240 82,510,870.986 82,442,688.734 71,277,483.882 40,276,868.415 14,449,210.437 176,781.532
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.207777 $1.268046 $1.235472 $1.053646 $0.956851 $0.980374 $0.878829 $0.722717 $1.000000	$1.247992 $1.207777 $1.268046 $1.235472 $1.053646 $0.956851 $0.980374 $0.878829 $0.722717	229,892,924.435 265,545,979.824 284,995,383.516 268,852,091.285 183,622,151.066 149,621,938.475 115,926,222.590 67,710,656.191 11,937,845.877
TA Market Participation Strategy - Service Class Subaccount inception date September 17, 2012	2016 2015 2014 2013 2012	$1.138325 $1.191751 $1.117353 $0.990317 $1.000000	$1.170521 $1.138325 $1.191751 $1.117353 $0.990317	24,971,078.021 25,570,516.567 22,503,790.576 19,007,729.758 3,616,340.916
TA MFS International Equity - Initial Class Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.698048 $1.718813 $1.836166 $1.575082 $1.306244 $1.471150 $1.348706 $1.029702 $1.612043 $1.496170	$1.677624 $1.698048 $1.718813 $1.836166 $1.575082 $1.306244 $1.471150 $1.348706 $1.029702 $1.612043	5,346,157.177 5,808,215.153 6,781,543.698 6,548,908.483 6,022,690.005 6,925,481.027 8,013,822.994 8,987,606.149 10,366,394.522 12,684,436.918
TA MFS International Equity - Service Class Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.115178 $2.147893 $2.300269 $1.978606 $1.644699 $1.855655 $1.704145 $1.305453 $2.051695 $1.909198	$2.085307 $2.115178 $2.147893 $2.300269 $1.978606 $1.644699 $1.855655 $1.704145 $1.305453 $2.051695	5,796,339.624 7,023,946.836 6,495,813.368 6,855,803.887 4,418,209.220 2,720,553.951 2,244,866.019 1,189,781.598 818,822.845 1,201,922.514
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.369998 $2.147652 $2.052367 $1.402391 $1.229552 $1.322299 $1.051095 $0.832433 $1.325226 $1.328787	$2.286714 $2.369998 $2.147652 $2.052367 $1.402391 $1.229552 $1.322299 $1.051095 $0.832433 $1.325226	2,815,798.479 2,994,845.500 3,840,108.542 4,137,634.761 4,486,377.710 4,726,297.484 6,092,160.403 7,615,461.148 8,395,666.187 9,787,922.493

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.863899 $2.603070 $2.492645 $1.707422 $1.501448 $1.617809 $1.289546 $1.024022 $1.634710 $1.643512	$2.756469 $2.863899 $2.603070 $2.492645 $1.707422 $1.501448 $1.617809 $1.289546 $1.024022 $1.634710	3,519,316.859 3,905,290.243 3,392,947.116 3,135,242.048 2,942,818.635 1,653,088.090 585,962.574 379,992.303 352,330.547 524,882.026
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.193233 $2.216994 $2.026737 $1.738528 $1.564589 $1.523399 $1.243310 $0.997234 $1.494481 $1.332696	$2.335657 $2.193233 $2.216994 $2.026737 $1.738528 $1.564589 $1.523399 $1.243310 $0.997234 $1.494481	4,660,428.568 4,577,261.863 5,016,424.976 4,367,207.865 3,840,637.001 3,627,281.647 3,458,012.268 3,717,824.184 3,982,852.592 4,593,517.105
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.213544 $2.243738 $2.056974 $1.769538 $1.594938 $1.557207 $1.273336 $1.024219 $1.538844 $1.375028	$2.352097 $2.213544 $2.243738 $2.056974 $1.769538 $1.594938 $1.557207 $1.273336 $1.024219 $1.538844	43,494,346.744 35,817,216.432 32,019,297.807 25,078,081.068 23,855,479.418 19,775,895.624 17,171,888.059 8,947,670.520 4,160,633.612 2,599,370.159
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.045616 $1.086881 $1.021051 $0.924764 $0.927731 $0.972919 $1.020908 $0.998168	$1.087760 $1.045616 $1.086881 $1.021051 $0.924764 $0.927731 $0.972919 $1.020908	50,478,085.723 49,536,623.880 52,779,263.365 52,114,477.689 27,326,552.404 24,904,583.672 21,408,646.788 835,274.537
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.002130 $1.036691 $0.965909 $0.904680 $0.902735 $0.988165 $1.022659 $0.997274	$1.038551 $1.002130 $1.036691 $0.965909 $0.904680 $0.902735 $0.988165 $1.022659	26,612,254.750 28,401,055.632 25,182,844.578 24,964,184.853 17,344,261.865 15,190,228.823 11,520,759.710 359,995.981
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.002286 $1.051673 $1.001314 $0.868392 $0.873700 $1.001344 $1.021578 $0.996406	$1.037660 $1.002286 $1.051673 $1.001314 $0.868392 $0.873700 $1.001344 $1.021578	27,377,293.894 28,740,131.508 25,100,883.681 23,162,639.053 14,278,484.235 12,621,113.392 10,243,894.069 361,705.450

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.608915 $1.618659 $1.566484 $1.628308 $1.533791 $1.462038 $1.381646 $1.206188 $1.257002 $1.168829	$1.631394 $1.608915 $1.618659 $1.566484 $1.628308 $1.533791 $1.462038 $1.381646 $1.206188 $1.257002	9,046,826.111 10,198,177.887 15,125,343.166 17,004,125.871 22,100,523.344 24,703,406.520 27,980,795.089 32,214,383.308 26,140,138.638 27,436,676.954
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.448832 $1.460109 $1.417595 $1.476859 $1.394065 $1.332858 $1.262615 $1.104986 $1.154883 $1.075309	$1.465674 $1.448832 $1.460109 $1.417595 $1.476859 $1.394065 $1.332858 $1.262615 $1.104986 $1.154883	124,929,824.428 135,639,822.498 151,260,369.525 170,312,050.923 174,536,788.027 114,519,901.172 73,736,840.516 33,058,967.579 7,533,375.024 4,006,131.574
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 2, 2011	2016 2015 2014 2013 2012 2011	$0.978956 $1.020959 $1.000432 $1.120422 $1.067818 $1.000000	$1.003182 $0.978956 $1.020959 $1.000432 $1.120422 $1.067818	33,129,223.775 35,972,684.044 40,970,894.201 44,282,772.806 45,169,195.946 13,949,664.906
TA ProFunds UltraBear Fund - Service Class OAM Subaccount Inception Date May 1, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$0.081642 $0.089215 $0.121431 $0.224097 $0.321699 $0.407092 $0.563085 $1.000000	$0.061591 $0.081642 $0.089215 $0.121431 $0.224097 $0.321699 $0.407092 $0.563085	194,452,968.513 146,528,442.126 74,462,651.661 58,343,755.583 128,495,293.926 136,459,502.220 11,667,751.424 355,021.819
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.077997 $1.118419 $1.093530 $1.034599 $0.981563 $1.000000	$1.092376 $1.077997 $1.118419 $1.093530 $1.034599 $0.981563	56,150,293.128 63,066,425.065 71,722,922.636 75,090,889.280 70,169,462.017 32,630,582.822
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.090831 $1.182270 $1.160229 $1.008787 $0.921070 $1.000000	$1.098040 $1.090831 $1.182270 $1.160229 $1.008787 $0.921070	75,707,906.773 84,581,921.590 93,118,462.865 89,554,305.374 55,009,944.265 34,994,570.348
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.089976 $1.153485 $1.127698 $1.028090 $0.961731 $1.000000	$1.099513 $1.089976 $1.153485 $1.127698 $1.028090 $0.961731	116,817,262.018 128,614,864.725 143,834,496.701 145,846,668.165 81,079,399.095 7,245,447.742

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Small/Mid Cap Value - Initial Class(5) Subaccount Inception Date May 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$3.431152 $3.565343 $3.432355 $2.550630 $2.220162 $2.310370 $1.794580 $1.269378 $2.174658 $1.766142	$4.102819 $3.431152 $3.565343 $3.432355 $2.550630 $2.220162 $2.310370 $1.794580 $1.269378 $2.174658	152,040.271 190,068.523 350,185.730 389,854.800 498,601.657 590,693.935 636,916.575 735,668.019 926,558.244 1,112,463.422
TA Small Mid Cap Value - Service Class Subaccount Inception Date May 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.760906 $1.833930 $1.770430 $1.318339 $1.150938 $1.200178 $0.934838 $0.662697 $1.000000	$2.100046 $1.760906 $1.833930 $1.770430 $1.318339 $1.150938 $1.200178 $0.934838 $0.662697	11,762,494.910 12,266,888.121 13,745,727.422 14,316,611.874 12,494,272.214 12,395,396.272 8,424,409.957 1,889,738.740 735,659.054
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.691282 $2.661504 $2.530385 $1.779173 $1.557956 $1.551893 $1.169467 $0.854110 $1.357315 $1.254498	$2.954940 $2.691282 $2.661504 $2.530385 $1.779173 $1.557956 $1.551893 $1.169467 $0.854110 $1.357315	4,190,826.582 4,515,744.778 5,704,602.791 6,307,902.523 6,375,635.716 7,008,873.702 9,190,415.842 9,886,226.010 10,413,685.113 12,176,230.071
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$3.379834 $3.351557 $3.195598 $2.252732 $1.977404 $1.973204 $1.491012 $1.091873 $1.739305 $1.612498	$3.703653 $3.379834 $3.351557 $3.195598 $2.252732 $1.977404 $1.973204 $1.491012 $1.091873 $1.739305	7,863,516.905 9,068,463.589 9,258,077.195 10,080,264.519 8,249,874.646 6,590,742.942 4,136,813.642 1,943,334.850 1,120,769.163 1,572,388.900
TA Torray Concentrated Growth - Initial Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.202499 $2.266805 $2.087607 $1.588828 $1.374186 $1.424304 $1.210691 $0.843426 $1.475270 $1.368013	$2.320802 $2.202499 $2.266805 $2.087607 $1.588828 $1.374186 $1.424304 $1.210691 $0.843426 $1.475270	2,813,626.695 3,171,298.892 4,019,627.982 4,603,404.552 5,192,962.876 5,722,095.039 6,422,022.904 8,048,674.440 2,191,967.370 2,509,060.337
TA Torray Concentrated Growth - Service Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.359196 $2.434568 $2.247181 $1.714040 $1.486352 $1.544789 $1.316406 $0.919121 $1.611051 $1.498128	$2.479839 $2.359196 $2.434568 $2.247181 $1.714040 $1.486352 $1.544789 $1.316406 $0.919121 $1.611051	2,313,672.367 2,776,753.868 3,309,597.512 3,712,634.229 3,427,920.055 3,392,263.192 3,007,539.072 2,334,552.269 189,874.668 308,237.551

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA TS&W International Equity - Initial Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.741348 $1.741063 $1.860148 $1.515432 $1.314957 $1.554192 $1.451334 $1.167904 $1.934279 $1.695068	$1.737568 $1.741348 $1.741063 $1.860148 $1.515432 $1.314957 $1.554192 $1.451334 $1.167904 $1.934279	3,315,497.171 3,593,362.873 4,386,318.511 4,685,821.173 5,001,623.711 5,856,136.524 6,544,921.681 7,419,352.001 7,454,721.700 9,524,973.415
TA TS&W International Equity - Service Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.056223 $2.061529 $2.207073 $1.802010 $1.567856 $1.858979 $1.740389 $1.402810 $2.331513 $2.049025	$2.045442 $2.056223 $2.061529 $2.207073 $1.802010 $1.567856 $1.858979 $1.740389 $1.402810 $2.331513	2,878,521.194 3,423,200.445 3,761,197.837 4,021,843.432 3,423,898.156 2,204,902.485 2,064,099.051 1,398,385.819 1,374,057.971 1,448,884.282
TA WMC US Growth - Initial Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.246092 $2.129478 $1.941581 $1.484781 $1.329149 $1.398595 $1.202573 $0.942915 $1.769136 $1.541267	$2.279667 $2.246092 $2.129478 $1.941581 $1.484781 $1.329149 $1.398595 $1.202573 $0.942915 $1.769136	6,644,416.036 7,689,488.791 10,864,585.050 12,576,275.264 13,889,143.981 16,501,401.208 10,472,563.619 12,156,718.618 13,655,065.789 15,791,920.383
TA WMC US Growth - Service Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.422417 $2.301749 $2.103766 $1.612851 $1.447720 $1.526478 $1.316212 $1.034414 $1.946886 $1.699640	$2.452179 $2.422417 $2.301749 $2.103766 $1.612851 $1.447720 $1.526478 $1.316212 $1.034414 $1.946886	6,378,415.463 6,975,170.214 7,557,783.456 7,888,829.713 7,458,334.092 7,364,669.736 2,519,024.801 2,018,876.949 1,671,364.877 2,760,474.333

Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Growth and Income Portfolio – Class B Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.705914 $1.702946 $1.577669 $1.186830 $1.024988 $0.978382 $0.878204 $0.738833 $1.261449 $1.218097	$1.871437 $1.705914 $1.702946 $1.577669 $1.186830 $1.024988 $0.978382 $0.878204 $0.738833 $1.261449	1,821,895.016 2,130,884.029 3,062,432.261 3,282,853.098 3,132,005.311 3,245,096.115 3,684,679.822 4,603,028.921 5,407,181.083 6,409,585.889

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.517153 $1.385704 $1.232456 $0.910853 $0.790303 $0.831363 $0.766396 $0.565961 $0.952272 $0.952275	$1.533753 $1.517153 $1.385704 $1.232456 $0.910853 $0.790303 $0.831363 $0.766396 $0.565961 $0.952272	514,254.540 563,874.416 741,479.067 784,504.887 867,482.395 1,026,076.563 1,323,526.990 1,601,860.798 1,994,600.263 2,646,196.524
Fidelity ® VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.437036 $2.457291 $2.228311 $1.722877 $1.502076 $1.564362 $1.354615 $1.012451 $1.788832 $1.544135	$2.593097 $2.437036 $2.457291 $2.228311 $1.722877 $1.502076 $1.564362 $1.354615 $1.012451 $1.788832	2,337,798.691 2,555,371.437 3,558,470.008 4,035,728.449 3,940,964.007 4,334,157.245 5,237,823.042 6,017,677.711 6,724,110.989 7,587,193.743
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.616787 $1.709454 $1.595530 $1.263782 $1.093210 $1.099640 $0.968848 $0.755259 $1.337242 $1.337042	$1.879677 $1.616787 $1.709454 $1.595530 $1.263782 $1.093210 $1.099640 $0.968848 $0.755259 $1.337242	513,280.482 583,820.799 906,580.525 1,187,062.981 1,394,513.361 1,745,547.555 2,076,464.423 2,473,212.069 2,976,039.412 3,794,507.268
Fidelity VIP Growth Opportunities Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.848627 $1.776795 $1.607000 $1.182989 $1.003873 $0.996764 $0.817352 $0.568927 $1.284076 $1.057895	$1.827021 $1.848627 $1.776795 $1.607000 $1.182989 $1.003873 $0.996764 $0.817352 $0.568927 $1.284076	92,061.594 106,707.899 125,915.900 144,552.046 178,376.922 192,081.364 247,592.928 277,453.762 416,758.974 469,443.284
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.526754 $1.446003 $1.318845 $0.981851 $0.869018 $0.880152 $0.719468 $0.569269 $1.093944 $0.874541	$1.516252 $1.526754 $1.446003 $1.318845 $0.981851 $0.869018 $0.880152 $0.719468 $0.569269 $1.093944	702,360.560 801,137.027 1,113,633.577 1,252,360.563 1,507,300.770 2,094,438.697 2,248,242.558 2,186,092.760 2,476,344.383 2,642,246.891
Fidelity ® VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$3.222550 $3.316852 $3.167276 $2.360244 $2.086107 $2.369263 $1.865781 $1.351755 $2.266360 $1.989658	$3.562366 $3.222550 $3.316852 $3.167276 $2.360244 $2.086107 $2.369263 $1.865781 $1.351755 $2.266360	1,356,422.693 1,668,195.142 2,358,356.382 2,836,601.484 2,889,672.287 3,912,415.682 4,975,285.834 5,354,900.713 6,099,947.258 7,300,277.425

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.147514 $2.246013 $2.135026 $1.660490 $1.323223 $1.472847 $1.180361 $0.760482 $1.580730 $1.517999	$2.317730 $2.147514 $2.246013 $2.135026 $1.660490 $1.323223 $1.472847 $1.180361 $0.760482 $1.580730	607,796.918 988,787.690 1,231,808.019 1,338,281.609 1,288,931.146 1,409,051.847 1,600,219.581 1,568,415.562 1,812,943.766 2,225,317.908
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.207682 $1.315580 $1.273260 $1.131434 $1.016968 $1.005682 $0.903723 $0.674813 $0.971353 $1.000000	$1.360078 $1.207682 $1.315580 $1.273260 $1.131434 $1.016968 $1.005682 $0.903723 $0.674813 $0.971353	415,929.003 455,369.541 788,777.324 916,596.332 1,239,436.961 1,428,336.891 877,267.691 605,023.639 276,995.967 61,689.050
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.137625 $1.211658 $1.145233 $0.904048 $0.801269 $0.819803 $0.746489 $0.599635 $0.965403 $1.000000	$1.304040 $1.137625 $1.211658 $1.145233 $0.904048 $0.801269 $0.819803 $0.746489 $0.599635 $0.965403	305,192.337 332,515.502 375,890.984 417,861.058 529,967.918 712,962.881 831,977.650 488,924.122 439,704.091 370,243.674
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2016 2015 2014 2013 2012	$1.472636 $1.423414 $1.332374 $0.964999 $1.000000	$1.483857 $1.472636 $1.423414 $1.332374 $0.964999	92,316.061 93,555.448 175,941.297 177,398.688 178,951.010
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.259917 $1.427806 $1.358879 $1.032385 $0.888489 $0.931187 $0.881600 $0.604186 $1.271980 $1.270636	$1.467421 $1.259917 $1.427806 $1.358879 $1.032385 $0.888489 $0.931187 $0.881600 $0.604186 $1.271980	385,575.629 457,715.964 781,435.417 815,511.954 983,247.525 1,132,694.505 1,231,664.405 1,348,192.328 1,248,208.190 1,377,622.440
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.102009 $2.051015 $1.850161 $1.418737 $1.227967 $1.264171 $1.019736 $0.714794 $1.289164 $1.072245	$2.327418 $2.102009 $2.051015 $1.850161 $1.418737 $1.227967 $1.264171 $1.019736 $0.714794 $1.289164	389,466.174 403,960.653 517,730.828 647,899.865 719,356.176 833,109.173 1,248,941.609 1,569,166.390 1,946,421.855 2,241,519.411

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.111554 $1.154692 $1.090790 $0.862311 $0.728468 $0.857507 $0.751573 $0.553819 $1.016044 $0.940727	$1.117835 $1.111554 $1.154692 $1.090790 $0.862311 $0.728468 $0.857507 $0.751573 $0.553819 $1.016044	818,914.979 910,020.446 1,302,627.133 1,462,983.894 1,573,432.159 2,153,324.564 2,462,188.664 2,547,712.342 2,711,937.288 3,571,752.083
Janus Aspen - Perkins Mid Cap Value Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.056122 $2.161591 $2.018285 $1.624295 $1.484495 $1.549208 $1.359661 $1.035702 $1.454423 $1.374155	$2.411849 $2.056122 $2.161591 $2.018285 $1.624295 $1.484495 $1.549208 $1.359661 $1.035702 $1.454423	94,381.045 100,381.674 229,607.578 244,605.861 269,337.706 289,109.351 359,445.496 443,893.860 536,701.699 632,621.645
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.026982 $2.097320 $2.295573 $1.645861 $1.378473 $1.559306 $1.161385 $0.721754 $1.208354 $1.196609	$2.178182 $2.026982 $2.097320 $2.295573 $1.645861 $1.378473 $1.559306 $1.161385 $0.721754 $1.208354	97,529.994 120,481.167 215,955.785 240,206.363 282,645.552 451,103.348 516,185.363 478,997.423 231,040.647 313,704.415
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.730313 $1.762153 $1.648416 $1.405624 $1.283009 $1.278746 $1.180963 $1.015691 $1.323958 $1.289840	$1.859665 $1.730313 $1.762153 $1.648416 $1.405624 $1.283009 $1.278746 $1.180963 $1.015691 $1.323958	391,142.847 430,889.891 555,485.157 866,396.781 1,106,481.510 1,236,601.400 1,112,259.629 1,148,186.066 1,251,214.981 2,090,560.795
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.926525 $1.003248 $1.143036 $0.941134 $0.805995 $0.913165 $0.852876 $0.630121 $1.070130 $1.000000	$0.980781 $0.926525 $1.003248 $1.143036 $0.941134 $0.805995 $0.913165 $0.852876 $0.630121 $1.070130	426,939.559 745,369.253 920,744.345 969,406.017 1,061,115.444 1,141,510.336 1,277,324.777 1,348,728.179 569,440.994 706,858.811
TA AB Dynamic Allocation - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.664793 $1.686880 $1.618005 $1.528428 $1.458088 $1.449976 $1.343302 $1.035882 $1.661544 $1.418146	$1.680861 $1.664793 $1.686880 $1.618005 $1.528428 $1.458088 $1.449976 $1.343302 $1.035882 $1.661544	269,362.636 303,070.419 462,958.289 440,462.830 555,722.059 711,143.955 896,481.799 762,827.737 733,236.260 1,159,886.289

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon Government Money Market - Initial Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.016387 $1.029083 $1.041878 $1.054856 $1.068064 $1.081306 $1.094790 $1.107014 $1.094695 $1.055380	$1.003957 $1.016387 $1.029083 $1.041878 $1.054856 $1.068064 $1.081306 $1.094790 $1.107014 $1.094695	2,989,954.154 3,550,948.734 3,465,737.866 4,172,598.900 4,705,081.936 5,190,240.954 5,481,088.281 8,420,583.580 14,363,188.138 8,511,854.762
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 1, 1998	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.021478 $2.136983 $2.080936 $1.976566 $1.705221 $1.647887 $1.483913 $1.020431 $1.381306 $1.373205	$2.302884 $2.021478 $2.136983 $2.080936 $1.976566 $1.705221 $1.647887 $1.483913 $1.020431 $1.381306	1,258,108.952 1,473,706.258 2,003,469.747 2,157,044.067 2,512,914.847 2,781,053.381 3,541,121.197 4,092,068.506 3,833,075.651 4,894,549.627
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date May 13, 1994	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.464293 $1.481129 $1.432932 $1.484019 $1.429157 $1.344691 $1.304088 $1.263925 $1.188702 $1.134988	$1.450611 $1.464293 $1.481129 $1.432932 $1.484019 $1.429157 $1.344691 $1.304088 $1.263925 $1.188702	1,686,720.061 1,931,809.944 2,423,362.835 2,716,413.767 3,939,528.945 3,106,858.807 4,203,179.351 6,011,581.969 8,037,043.832 8,787,346.304
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.328895 $1.347865 $1.306923 $1.356996 $1.310298 $1.236541 $1.201264 $1.167287 $1.100331 $1.053261	$1.314375 $1.328895 $1.347865 $1.306923 $1.356996 $1.310298 $1.236541 $1.201264 $1.167287 $1.100331	0.000 0.000 0.000 0.000 0.000 98,173.352 88,336.654 105,907.878 113,960.656 0.000
TA Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.639591 $1.693225 $1.677670 $1.553164 $1.463492 $1.443418 $1.341624 $1.084764 $1.393535 $1.326374	$1.694263 $1.639591 $1.693225 $1.677670 $1.553164 $1.463492 $1.443418 $1.341624 $1.084764 $1.393535	3,736,907.798 3,797,585.727 4,145,316.154 4,410,032.260 6,961,840.689 7,773,681.802 7,255,665.870 7,543,940.535 8,647,551.535 6,358,499.510
TA Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.755703 $1.812649 $1.786542 $1.426436 $1.282768 $1.373148 $1.209469 $0.943304 $1.582269 $1.486851	$1.839475 $1.755703 $1.812649 $1.786542 $1.426436 $1.282768 $1.373148 $1.209469 $0.943304 $1.582269	4,060,069.363 4,517,856.555 5,163,087.764 5,331,317.924 5,084,523.138 5,189,871.862 5,571,386.808 6,537,539.009 7,558,510.553 8,571,362.778

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.756582 $1.819163 $1.795718 $1.522976 $1.393746 $1.440106 $1.293468 $1.021885 $1.538888 $1.445324	$1.848530 $1.756582 $1.819163 $1.795718 $1.522976 $1.393746 $1.440106 $1.293468 $1.021885 $1.538888	6,564,041.663 7,272,320.332 8,472,443.776 9,632,866.383 10,385,000.361 12,327,287.481 13,470,158.065 14,986,491.047 15,673,930.650 21,741,455.856
TA Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.724989 $1.786339 $1.759986 $1.570026 $1.452682 $1.462229 $1.341335 $1.074425 $1.469438 $1.378257	$1.798554 $1.724989 $1.786339 $1.759986 $1.570026 $1.452682 $1.462229 $1.341335 $1.074425 $1.469438	5,313,919.511 6,075,191.335 8,017,898.360 8,707,592.314 8,605,379.219 10,082,704.394 12,203,170.432 12,727,172.376 13,595,291.737 11,238,815.145
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.996455 $2.096788 $1.892658 $1.471331 $1.333492 $1.314183 $1.204776 $1.070125 $1.638984 $1.586029	$2.265967 $1.996455 $2.096788 $1.892658 $1.471331 $1.333492 $1.314183 $1.204776 $1.070125 $1.638984	5,165,209.125 5,836,674.609 7,813,115.084 8,828,821.350 9,916,418.402 11,227,151.017 13,436,880.158 7,623,927.116 3,328,197.582 3,833,718.200
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.394108 $1.413294 $1.361908 $1.227411 $1.129702 $1.102517 $1.003480 $0.993371	$1.444515 $1.394108 $1.413294 $1.361908 $1.227411 $1.129702 $1.102517 $1.003480	1,594,869.773 1,627,072.474 1,599,420.931 1,916,312.091 1,881,232.603 2,122,948.693 1,113,300.535 0.000
TA Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.649248 $2.698595 $2.405962 $2.344689 $1.895479 $2.035925 $1.782147 $1.352468 $2.376670 $2.579503	$2.632984 $2.649248 $2.698595 $2.405962 $2.344689 $1.895479 $2.035925 $1.782147 $1.352468 $2.376670	519,014.077 613,328.142 827,415.947 860,837.824 845,902.484 928,814.007 1,072,986.989 1,223,920.007 1,352,498.432 1,937,967.231
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.035377 $1.068466 $1.090423 $0.981688 $0.883713 $0.967652 $0.888717 $0.695766 $1.106246 $1.032458	$1.033640 $1.035377 $1.068466 $1.090423 $0.981688 $0.883713 $0.967652 $0.888717 $0.695766 $1.106246	410,140.971 454,232.151 476,852.325 507,255.397 499,803.738 641,124.330 597,980.014 568,218.571 589,076.816 456,514,352

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Janus Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.401791 $1.494522 $1.512975 $1.100950 $1.021978 $1.109148 $0.838670 $0.528867 $0.997022 $0.823890	$1.356242 $1.401791 $1.494522 $1.512975 $1.100950 $1.021978 $1.109148 $0.838670 $0.528867 $0.997022	2,326,400.807 2,657,882.697 3,660,850.648 4,153,241.453 4,575,233.057 4,915,991.861 3,195,530.367 2,995,825.830 3,179,743.189 4,066,803.665
TA Jennison Growth - Initial Class Subaccount Inception Date November 18, 1996	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.787436 $1.624534 $1.495887 $1.099890 $0.962002 $0.980165 $0.884015 $0.634782 $1.020357 $0.926507	$1.736331 $1.787436 $1.624534 $1.495887 $1.099890 $0.962002 $0.980165 $0.884015 $0.634782 $1.020357	3,167,339.602 3,317,204.905 3,904,561.550 4,428,310.623 4,719,090.936 5,520,662.954 6,603,343.901 1,262,749.349 1,354,610.758 1,416,143.274
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 1, 1997	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.685474 $1.707802 $1.514335 $1.157026 $1.006921 $1.012004 $0.889633 $0.695084 $1.123403 $1.088148	$1.853689 $1.685474 $1.707802 $1.514335 $1.157026 $1.006921 $1.012004 $0.889633 $0.695084 $1.123403	2,458,849.772 2,306,277.560 2,845,273.043 3,488,138.802 3,605,581.649 4,087,855.463 5,287,496.656 5,783,261.087 6,758,552.569 8,238,516.810
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$2.107180 $2.198113 $1.935504 $1.490639 $1.255336 $1.249382 $1.029949 $0.985165	$2.378375 $2.107180 $2.198113 $1.935504 $1.490639 $1.255336 $1.249382 $1.029949	445,699.772 640,479.579 770,941.439 752,225.347 318,565.728 128,646.544 116,896.182 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009	$1.288589 $1.328200 $1.286277 $1.168742 $1.091750 $1.089393 $0.996462 $0.991650	$1.320476 $1.288589 $1.328200 $1.286277 $1.168742 $1.091750 $1.089393 $0.996462	811,437.478 704,784.310 1,134,576.862 1,157,108.366 1,628,654.773 832,039.221 32,517.907 16,969.516
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.253074 $1.277519 $1.229059 $1.157932 $1.099705 $1.079160 $0.998540 $0.999966	$1.288081 $1.253074 $1.277519 $1.229059 $1.157932 $1.099705 $1.079160 $0.998540	172,612.099 100,103.045 70,523.875 65,403.293 14,189.680 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009	$1.377915 $1.445955 $1.408111 $1.200284 $1.089474 $1.115713 $0.999658 $0.988780	$1.424493 $1.377915 $1.445955 $1.408111 $1.200284 $1.089474 $1.115713 $0.999658	420,253.889 416,244.216 526,523.482 705,504.095 633,081.539 626,958.824 163,793.436 0.000
TA MFS International Equity - Initial Class Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.386627 $1.402894 $1.497944 $1.284313 $1.064576 $1.198383 $1.098102 $0.837955 $1.311199 $1.216347	$1.370626 $1.386627 $1.402894 $1.497944 $1.284313 $1.064576 $1.198383 $1.098102 $0.837955 $1.311199	1,350,644.837 1,442,162.300 1,951,206.293 2,279,685.441 2,123,557.972 2,367,558.278 2,753,021.903 2,941,447.496 3,521,199.814 4,747,399.718
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.182856 $1.977088 $1.888425 $1.289733 $1.130215 $1.214860 $0.965218 $0.764045 $1.215742 $1.218398	$2.107181 $2.182856 $1.977088 $1.888425 $1.289733 $1.130215 $1.214860 $0.965218 $0.764045 $1.215742	1,720,619.457 1,767,693.093 2,359,540.326 2,721,531.565 2,856,287.206 3,179,066.179 3,604,608.387 4,294,821.382 5,525,735.050 6,640,710.672
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.208127 $2.230944 $2.038483 $1.747752 $1.572120 $1.529974 $1.248058 $1.000543 $1.498683 $1.335781	$2.352670 $2.208127 $2.230944 $2.038483 $1.747752 $1.572120 $1.529974 $1.248058 $1.000543 $1.498683	2,601,057.340 2,567,927.410 2,633,946.065 1,815,297.350 715,686.017 488,161.706 386,559.268 344,599.806 415,036.780 387,058.651
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.619850 $1.628858 $1.575574 $1.636957 $1.541170 $1.468334 $1.386905 $1.210180 $1.260541 $1.171534	$1.643290 $1.619850 $1.628858 $1.575574 $1.636957 $1.541170 $1.468334 $1.386905 $1.210180 $1.260541	2,071,860.525 2,272,738.034 3,239,538.086 3,904,026.854 5,895,168.241 6,865,629.700 6,873,397.385 6,904,300.326 5,333,905.533 4,524,612.035
TA Small/Mid Cap Value - Initial Class(5) Subaccount Inception Date May 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$3.234792 $3.359635 $3.232715 $2.401091 $2.088952 $2.172744 $1.686857 $1.192595 $2.042093 $1.657650	$3.869933 $3.234792 $3.359635 $3.232715 $2.401091 $2.088952 $2.172744 $1.686857 $1.192595 $2.042093	2,578,409.207 2,831,054.265 3,745,888.126 4,167,131.807 4,533,245.783 5,197,234.850 6,463,490.436 7,634,988.171 9,476,904.457 11,349,372.381

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.497190 $2.468336 $2.345567 $1.648412 $1.442743 $1.436428 $1.081922 $0.789781 $1.254462 $1.158869	$2.743190 $2.497190 $2.468336 $2.345567 $1.648412 $1.442743 $1.436428 $1.081922 $0.789781 $1.254462	1,304,345.551 1,321,390.361 1,757,169.203 2,036,888.601 2,075,115.142 2,572,491.839 2,956,117.592 3,408,196.303 4,124,402.825 5,069,996.039
TA Torray Concentrated Growth - Initial Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.020875 $2.078854 $1.913568 $1.455655 $1.258384 $1.303628 $1.107576 $0.771208 $1.348278 $1.249638	$2.130480 $2.020875 $2.078854 $1.913568 $1.455655 $1.258384 $1.303628 $1.107576 $0.771208 $1.348278	2,555,543.460 2,811,862.513 3,779,336.249 4,209,651.757 4,698,469.723 5,025,568.348 5,624,209.627 6,625,940.817 3,988,563.769 4,688,483.877
TA TS&W International Equity - Initial Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.447990 $1.447038 $1.545246 $1.258268 $1.091270 $1.289168 $1.203254 $0.967802 $1.602061 $1.403238	$1.445564 $1.447990 $1.447038 $1.545246 $1.258268 $1.091270 $1.289168 $1.203254 $0.967802 $1.602061	1,123,931.918 1,304,495.842 1,710,277.248 1,985,390.575 2,034,778.016 2,718,904.965 3,224,918.077 3,639,852.715 4,675,082.851 5,883,226.534
TA WMC US Growth - Initial Class Subaccount Inception Date May 2, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.797173 $1.703016 $1.551973 $1.186249 $1.061382 $1.116284 $0.959353 $0.751847 $1.409942 $1.227724	$1.824940 $1.797173 $1.703016 $1.551973 $1.186249 $1.061382 $1.116284 $0.959353 $0.751847 $1.409942	4,582,762.508 4,831,240.774 6,359,593.171 7,553,724.567 8,210,029.399 10,087,038.327 7,425,505.637 9,406,811.699 10,646,505.830 12,801,773.320
(1)	The beginning and ending AUV for this fund also reflects a 0.15% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(4)	Effective November 30, 2016, GE Investments Total Return Fund was renamed State Street Total Return V.I.S. Fund.
(5)	Effective December 5, 2016, TA Systematic Small/Mid Cap Value was renamed TA Small/Mid Cap Value.
The TA International Equity Index, TA Madison Diversified Income and TA U.S. Equity Index had not commenced operation as of December 31, 2016, therefore, comparable data is not available.

APPENDIX
MERRIL LYNCH CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit values and the number of accumulation units outstanding for the total separate account expenses listed therein (including any applicable fund facilitation fees) for each subaccount available on December 31, 2016.
Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.603220 $1.624695 $1.557048 $1.374618 $1.244742 $1.317934 $1.226543 $1.011675 $1.000000	$1.631346 $1.603220 $1.624695 $1.557048 $1.374618 $1.244742 $1.317934 $1.226543 $1.011675	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.497861 $1.517820 $1.479727 $1.229207 $1.087157 $1.102698 $1.007062 $0.989756	$1.595065 $1.497861 $1.517820 $1.479727 $1.229207 $1.087157 $1.102698 $1.007062	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.036969 $1.062583 $1.037063 $1.089096 $1.062133 $1.028491 $0.992791 $1.000877	$1.039007 $1.036969 $1.062583 $1.037063 $1.089096 $1.062133 $1.028491 $0.992791	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.322667 $1.350208 $1.257323 $1.079898 $0.963674 $1.026512 $0.893065 $0.661459 $1.000000	$1.381228 $1.322667 $1.350208 $1.257323 $1.079898 $0.963674 $1.026512 $0.893065 $0.661459	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount Inception Date November 10, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.598704 $1.749442 $1.746875 $1.449117 $1.291113 $1.347141 $1.253768 $0.989022 $1.000000	$1.759660 $1.598704 $1.749442 $1.746875 $1.449117 $1.291113 $1.347141 $1.253768 $0.989022	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(2)(4) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.211583 $1.260621 $1.231551 $1.102725 $1.008535 $1.068314 $1.002704 $0.988788	$1.252159 $1.211583 $1.260621 $1.231551 $1.102725 $1.008535 $1.068314 $1.002704	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AB Dynamic Allocation - Service Class Subaccount Inception Date August 16, 2010	2016 2015 2014 2013 2012 2011 2010	$1.117341 $1.149531 $1.117818 $1.071415 $1.037662 $1.045621 $1.000000	$1.112394 $1.117341 $1.149531 $1.117818 $1.071415 $1.037662 $1.045621	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon Government Money Market - Service Class Subaccount Inception Date July 3, 1997	2016 2015 2014 2013 2012 2011 2010 2009 2008	$0.841237 $0.861814 $0.882873 $0.904471 $0.926704 $0.949305 $0.972509 $0.996216 $1.000000	$0.821228 $0.841237 $0.861814 $0.882873 $0.904471 $0.926704 $0.949305 $0.972509 $0.996216	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 13, 1994	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.075090 $1.103373 $1.082543 $1.137353 $1.111300 $1.061135 $1.043081 $1.025589 $1.000000	$1.050915 $1.075090 $1.103373 $1.082543 $1.137353 $1.111300 $1.061135 $1.043081 $1.025589	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1,2015	2016 2015	$9.464876 $9.999337	$9.831422 $9.464876	0.000 0.000
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.081636 $1.132431 $1.138005 $1.068724 $1.021542 $1.022413 $0.963561 $0.790338 $1.000000	$1.101287 $1.081636 $1.132431 $1.138005 $1.068724 $1.021542 $1.022413 $0.963561 $0.790338	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.108857 $1.165397 $1.165433 $1.002978 $0.931090 $0.976071 $0.889620 $0.712762 $1.000000	$1.150080 $1.108857 $1.165397 $1.165433 $1.002978 $0.931090 $0.976071 $0.889620 $0.712762	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.107212 $1.163152 $1.161350 $1.050752 $0.986736 $1.007920 $0.937563 $0.761131 $1.000000	$1.137604 $1.107212 $1.163152 $1.161350 $1.050752 $0.986736 $1.007920 $0.937563 $0.761131	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998016	$10..90986	0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2016 2015 2014	$9.327076 $9.894477 $9.998010	$9.138409 $9.327076 $9.894477	0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10, 2014	2016 2015 2014	$9.132530 $9.854616 $9.998010	$8.897856 $9.132530 $9.854616	0.000 0.000 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998016	$10.076941	0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998016	$10.145639	0.000
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2016 2015 2014 2013 2012 2011 2010 2009 2008	$0.933804 $0.975070 $1.006905 $0.917245 $0.835545 $0.925739 $0.860297 $0.681505 $1.000000	$0.921342 $0.933804 $0.975070 $1.006905 $0.917245 $0.835545 $0.925739 $0.860297 $0.681505	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.113780 $1.161630 $1.138317 $1.046565 $0.989269 $0.998799 $0.924430 $0.812728 $1.000000	$1.128008 $1.113780 $1.161630 $1.138317 $1.046565 $0.989269 $0.998799 $0.924430 $0.812728	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.165878 $1.202718 $1.170812 $1.116124 $1.072630 $1.065040 $0.997153 $0.999934	$1.184458 $1.165878 $1.202718 $1.170812 $1.116124 $1.072630 $1.065040 $0.997153	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.107530 $1.176003 $1.158801 $0.999482 $0.918034 $0.951266 $0.862408 $0.717267 $1.000000	$1.131591 $1.107530 $1.176003 $1.158801 $0.999482 $0.918034 $0.951266 $0.862408 $0.717267	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.457094 $1.493741 $1.384948 $1.204937 $1.098433 $1.084596 $0.896936 $0.729646 $1.000000	$1.530966 $1.457094 $1.493741 $1.384948 $1.204937 $1.098433 $1.084596 $0.896936 $0.729646	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.106997 $1.128280 $1.107861 $1.167289 $1.114428 $1.077556 $1.032354 $0.913723 $1.000000	$1.107340 $1.106997 $1.128280 $1.107861 $1.167289 $1.114428 $1.077556 $1.032354 $0.913723	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date December 9, 2011	2016 2015 2014 2013 2012 2011	$1.054634 $1.106600 $1.094258 $1.047037 $1.004699 $1.000000	$1.056735 $1.054634 $1.106600 $1.094258 $1.047037 $1.004699	0.000 0.000 0.000 0.000 0.000 0.000

Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.620021 $1.639311 $1.568765 $1.382939 $1.250439 $1.322043 $1.228584 $1.011883 $1.000000	$1.650847 $1.620021 $1.639311 $1.568765 $1.382939 $1.250439 $1.322043 $1.228584 $1.011883	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
AB Growth and Income Portfolio – Class B Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.984479 $2.001565 $1.873544 $1.424018 $1.242655 $1.198425 $1.086865 $0.923875 $1.593839 $1.555119	$2.154747 $1.984479 $2.001565 $1.873544 $1.424018 $1.242655 $1.198425 $1.086865 $0.923875 $1.593839	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.151315 $1.985297 $1.784039 $1.332167 $1.167896 $1.241295 $1.156159 $0.862649 $1.466605 $1.320728	$2.152580 $2.151315 $1.985297 $1.784039 $1.332167 $1.167896 $1.241295 $1.156159 $0.862649 $1.466605	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.511299 $1.529203 $1.488655 $1.234823 $1.090524 $1.104500 $1.007237 $0.989760	$1.611731 $1.511299 $1.529203 $1.488655 $1.234823 $1.090524 $1.104500 $1.007237	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.046286 $1.070554 $1.043320 $1.094065 $1.065422 $1.030171 $0.992961 $1.000881	$1.049872 $1.046286 $1.070554 $1.043320 $1.094065 $1.065422 $1.030171 $0.992961	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Growth FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.735531 $1.666380 $1.575642 $1.242561 $1.081537 $1.159181 $1.002101 $0.986463	$1.852171 $1.735531 $1.666380 $1.575642 $1.242561 $1.081537 $1.159181 $1.002101	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.663084 $1.681866 $1.559727 $1.198698 $1.046994 $1.094182 $1.007487 $0.986784	$1.807838 $1.663084 $1.681866 $1.559727 $1.198698 $1.046994 $1.094182 $1.007487	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - International FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.032616 $1.109707 $1.169604 $0.986570 $0.858603 $1.023881 $0.979627 $0.982894	$1.042077 $1.032616 $1.109707 $1.169604 $0.986570 $0.858603 $1.023881 $0.979627	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
BlackRock Basic Value V.I. Fund Subaccount Inception Date July 3, 1997	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.073788 $2.255752 $2.099210 $1.555283 $1.395230 $1.463114 $1.326857 $1.035076 $1.674800 $1.682936	$2.395973 $2.073788 $2.255752 $2.099210 $1.555283 $1.395230 $1.463114 $1.326857 $1.035076 $1.674800	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
BlackRock Global Allocation V.I. Fund Subaccount Inception Date July 3, 1997	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.565868 $2.643681 $2.648624 $2.361100 $2.190491 $2.321873 $2.158253 $1.821581 $2.312755 $2.022247	$2.611540 $2.565868 $2.643681 $2.648624 $2.361100 $2.190491 $2.321873 $2.158253 $1.821581 $2.312755	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
BlackRock High Yield V.I. Fund - Class I Shares Subaccount Inception Date July 3, 1997	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.803150 $1.913018 $1.902054 $1.779585 $1.574187 $1.558390 $1.381950 $0.902644 $1.303926 $1.302599	$1.990293 $1.803150 $1.913018 $1.902054 $1.779585 $1.574187 $1.558390 $1.381950 $0.902644 $1.303926	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.337636 $1.363495 $1.267830 $1.087314 $0.968862 $1.030532 $0.895254 $0.662108 $1.000000	$1.398904 $1.337636 $1.363495 $1.267830 $1.087314 $0.968862 $1.030532 $0.895254 $0.662108	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.478934 $2.525471 $2.313883 $1.807584 $1.592351 $1.675557 $1.465942 $1.107020 $1.976331 $1.723765	$2.610673 $2.478934 $2.525471 $2.313883 $1.807584 $1.592351 $1.675557 $1.465942 $1.107020 $1.976331	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 48,555.443
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.813985 $1.937846 $1.827469 $1.462504 $1.278295 $1.299135 $1.156483 $0.910891 $1.629640 $1.364637	$2.087353 $1.813985 $1.937846 $1.827469 $1.462504 $1.278295 $1.299135 $1.156483 $0.910891 $1.629640	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.133949 $2.042045 $1.881770 $1.415464 $1.265864 $1.295339 $1.069823 $0.855264 $1.660687 $1.341444	$2.097568 $2.133949 $2.042045 $1.881770 $1.415464 $1.265864 $1.295339 $1.069823 $0.855264 $1.660687	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$3.158516 $3.284679 $3.169095 $2.386072 $2.130925 $2.445238 $1.945547 $1.424159 $2.412649 $2.140177	$3.455848 $3.158516 $3.284679 $3.169095 $2.386072 $2.130925 $2.445238 $1.945547 $1.424159 $2.412649	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 33,015.401
Fidelity ® VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.395023 $2.530873 $2.430770 $1.910105 $1.537997 $1.729625 $1.400499 $0.911671 $1.914774 $1.857970	$2.558402 $2.395023 $2.530873 $2.430770 $1.910105 $1.537997 $1.729625 $1.400499 $0.911671 $1.914774	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 1,943.353

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount Inception Date November 10, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.615525 $1.765263 $1.760102 $1.457955 $1.297074 $1.351386 $1.255873 $0.989224 $1.000000	$1.780772 $1.615525 $1.765263 $1.760102 $1.457955 $1.297074 $1.351386 $1.255873 $0.989224	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.104290 $1.215441 $1.188548 $1.067114 $0.969150 $0.968305 $0.879150 $0.663267 $0.964667 $1.000000	$1.230919 $1.104290 $1.215441 $1.188548 $1.067114 $0.969150 $0.968305 $0.879150 $0.663267 $0.964667	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.040215 $1.119412 $1.069028 $0.852636 $0.763581 $0.789334 $0.726181 $0.589359 $0.958762 $1.000000	$1.180187 $1.040215 $1.119412 $1.069028 $0.852636 $0.763581 $0.789334 $0.726181 $0.589359 $0.958762	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2016 2015 2014 2013 2012	$1.417771 $1.384617 $1.309495 $0.958251 $1.000000	$1.413934 $1.417771 $1.384617 $1.309495 $0.958251	0.000 0.000 0.000 0.000 0.000
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.429941 $1.637302 $1.574418 $1.208522 $1.050917 $1.112831 $1.064489 $0.737098 $1.568020 $1.582701	$1.648403 $1.429941 $1.637302 $1.574418 $1.208522 $1.050917 $1.112831 $1.064489 $0.737098 $1.568020	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$3.188970 $3.143878 $2.865403 $2.220014 $1.941523 $2.019455 $1.645849 $1.165644 $2.124234 $1.785215	$3.494806 $3.188970 $3.143878 $2.865403 $2.220014 $1.941523 $2.019455 $1.645849 $1.165644 $2.124234	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.614416 $1.694469 $1.617301 $1.291791 $1.102661 $1.311428 $1.161339 $0.864644 $1.602829 $1.499500	$1.606898 $1.614416 $1.694469 $1.617301 $1.291791 $1.102661 $1.311428 $1.161339 $0.864644 $1.602829	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.300639 $2.405182 $2.659871 $1.926801 $1.630592 $1.863598 $1.402387 $0.880564 $1.489611 $1.490522	$2.446942 $2.300639 $2.405182 $2.659871 $1.926801 $1.630592 $1.863598 $1.402387 $0.880564 $1.489611	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.623780 $1.670814 $1.579182 $1.360551 $1.254804 $1.263576 $1.179051 $1.024574 $1.349448 $1.328377	$1.727309 $1.623780 $1.670814 $1.579182 $1.360551 $1.254804 $1.263576 $1.179051 $1.024574 $1.349448	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(2)(4) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.222482 $1.270108 $1.239002 $1.107778 $1.011666 $1.070072 $1.002880 $0.988792	$1.265267 $1.222482 $1.270108 $1.239002 $1.107778 $1.011666 $1.070072 $1.002880	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.847185 $0.926856 $1.066958 $0.887602 $0.768076 $0.879228 $0.829687 $0.619343 $1.062783 $1.000000	$0.887600 $0.847185 $0.926856 $1.066958 $0.887602 $0.768076 $0.879228 $0.829687 $0.619343 $1.062783	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA AB Dynamic Allocation - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.455640 $1.495389 $1.452017 $1.389691 $1.343934 $1.352264 $1.267372 $0.988465 $1.605198 $1.388395	$1.451322 $1.455640 $1.495389 $1.452017 $1.389691 $1.343934 $1.352264 $1.267372 $0.988465 $1.605198	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 6,199.485

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon Government Money Market - Service Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.869828 $0.889784 $0.910199 $0.931098 $0.952583 $0.974377 $0.996753 $1.019563 $1.020986 $0.997075	$0.850358 $0.869828 $0.889784 $0.910199 $0.931098 $0.952583 $0.974377 $0.996753 $1.019563 $1.020986	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 73,898.297 138,242.297
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 1, 1998	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.628547 $1.740860 $1.718925 $1.653817 $1.444951 $1.413954 $1.289545 $0.898274 $1.232969 $1.240057	$1.830866 $1.628547 $1.740860 $1.718925 $1.653817 $1.444951 $1.413954 $1.289545 $0.898274 $1.232969	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 13, 1994	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.150816 $1.179353 $1.155393 $1.212121 $1.182621 $1.127596 $1.106788 $1.086641 $1.034970 $1.001021	$1.126582 $1.150816 $1.179353 $1.155393 $1.212121 $1.182621 $1.127596 $1.106788 $1.086641 $1.034970	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.486461 $1.553973 $1.559331 $1.462256 $1.395644 $1.394793 $1.312585 $1.075040 $1.399371 $1.348817	$1.515678 $1.486461 $1.553973 $1.559331 $1.462256 $1.395644 $1.394793 $1.312585 $1.075040 $1.399371	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Growth - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.793371 $1.874302 $1.871797 $1.515039 $1.379172 $1.496046 $1.334892 $1.054162 $1.790255 $1.703320	$1.855204 $1.793371 $1.874302 $1.871797 $1.515039 $1.379172 $1.496046 $1.334892 $1.054162 $1.790255	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.711475 $1.796096 $1.793512 $1.541252 $1.428688 $1.495519 $1.361057 $1.088890 $1.660836 $1.579837	$1.777723 $1.711475 $1.796096 $1.793512 $1.541252 $1.428688 $1.495519 $1.361057 $1.088890 $1.660836	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.619565 $1.698897 $1.693769 $1.530219 $1.434869 $1.463531 $1.359372 $1.101950 $1.527528 $1.450650	$1.666462 $1.619565 $1.698897 $1.693769 $1.530219 $1.434869 $1.463531 $1.359372 $1.101950 $1.527528	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.089701 $2.222953 $2.031580 $1.599576 $1.468172 $1.465861 $1.361363 $1.224724 $1.900351 $1.863272	$2.340896 $2.089701 $2.222953 $2.031580 $1.599576 $1.468172 $1.465861 $1.361363 $1.224724 $1.900351	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.387600 $1.437166 $1.446249 $1.294176 $1.205154 $1.283132 $1.196900 $1.000000	$1.418338 $1.387600 $1.437166 $1.446249 $1.294176 $1.205154 $1.283132 $1.196900	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.567834 $1.605901 $1.563566 $1.423761 $1.324086 $1.305597 $1.200632 $1.000000	$1.607901 $1.567834 $1.605901 $1.563566 $1.423761 $1.324086 $1.305597 $1.200632	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.294250 $2.367672 $2.137899 $2.108886 $1.726413 $1.878958 $1.667079 $1.282223 $2.281359 $2.507320	$2.252206 $2.294250 $2.367672 $2.137899 $2.108886 $1.726413 $1.878958 $1.667079 $1.282223 $2.281359	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.936975 $0.976952 $1.007379 $0.916325 $0.833473 $0.922095 $0.855654 $0.676831 $1.087356 $1.025414	$0.925824 $0.936975 $0.976952 $1.007379 $0.916325 $0.833473 $0.922095 $0.855654 $0.676831 $1.087356	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.142186 $1.167028 $1.107184 $0.951641 $0.865458 $0.992650 $0.984931 $0.986553	$1.162562 $1.142186 $1.167028 $1.107184 $0.951641 $0.865458 $0.992650 $0.984931	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.106282 $2.274442 $2.332856 $1.719024 $1.616887 $1.776941 $1.360817 $0.869420 $1.660767 $1.390044	$2.011618 $2.106282 $2.274442 $2.332856 $1.719024 $1.616887 $1.776941 $1.360817 $0.869420 $1.660767	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Jennison Growth - Service Class Subaccount Inception Date November 18, 1996	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.419446 $2.227584 $2.075641 $1.546518 $1.370999 $1.413373 $1.291243 $0.938904 $1.527393 $1.404338	$2.320204 $2.419446 $2.227584 $2.075641 $1.546518 $1.370999 $1.413373 $1.291243 $0.938904 $1.527393	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.025062 $1.045141 $1.017272 $1.063310 $1.038517 $1.000000	$1.022724 $1.025062 $1.045141 $1.017272 $1.063310 $1.038517	0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 1, 1997	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.048581 $2.103156 $1.887821 $1.461560 $1.288043 $1.311394 $1.168051 $0.924036 $1.513129 $1.484265	$2.225373 $2.048581 $2.103156 $1.887821 $1.461560 $1.288043 $1.311394 $1.168051 $0.924036 $1.513129	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.978259 $2.085045 $1.854985 $1.443428 $1.228247 $1.235071 $1.028698 $0.985137	$2.210005 $1.978259 $2.085045 $1.854985 $1.443428 $1.228247 $1.235071 $1.028698	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.082501 $1.111874 $1.070239 $1.039838 $0.989952 $1.000000	$1.102589 $1.082501 $1.111874 $1.070239 $1.039838 $0.989952	0.000 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.126348 $1.173021 $1.147789 $1.053722 $0.994571 $1.002699 $0.926675 $0.813516 $1.000000	$1.142414 $1.126348 $1.173021 $1.147789 $1.053722 $0.994571 $1.002699 $0.926675 $0.813516	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.176375 $1.211762 $1.177890 $1.121227 $1.075961 $1.066785 $0.997328 $0.999938	$1.196863 $1.176375 $1.211762 $1.177890 $1.121227 $1.075961 $1.066785 $0.997328	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.120091 $1.187601 $1.168512 $1.006375 $0.922983 $0.954989 $0.864525 $0.717974 $1.000000	$1.146105 $1.120091 $1.187601 $1.168512 $1.006375 $0.922983 $0.954989 $0.864525 $0.717974	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA MFS International Equity - Service Class Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.867512 $1.915116 $2.071239 $1.799183 $1.510396 $1.720944 $1.596014 $1.234692 $1.959722 $1.841701	$1.823189 $1.867512 $1.915116 $2.071239 $1.799183 $1.510396 $1.720944 $1.596014 $1.234692 $1.959722	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.528603 $2.320988 $2.244466 $1.552587 $1.378839 $1.500331 $1.207689 $0.968496 $1.561428 $1.585424	$2.410027 $2.528603 $2.320988 $2.244466 $1.552587 $1.378839 $1.500331 $1.207689 $0.968496 $1.561428	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.954357 $2.000566 $1.852143 $1.609055 $1.464675 $1.444108 $1.192487 $0.968657 $1.469806 $1.326386	$2.056439 $1.954357 $2.000566 $1.852143 $1.609055 $1.464675 $1.444108 $1.192487 $0.968657 $1.469806	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$0.984578 $1.033548 $0.980531 $0.896845 $0.908646 $0.962297 $1.019726 $0.998141	$1.014282 $0.984578 $1.033548 $0.980531 $0.896845 $0.908646 $0.962297 $1.019726	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$0.943622 $0.985808 $0.927567 $0.877347 $0.884163 $0.977377 $1.021477 $0.997247	$0.968384 $0.943622 $0.985808 $0.927567 $0.877347 $0.884163 $0.977377 $1.021477	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$0.943786 $1.000062 $0.961585 $0.842170 $0.855730 $0.990425 $1.020396 $0.996379	$0.967569 $0.943786 $1.000062 $0.961585 $0.842170 $0.855730 $0.990425 $1.020396	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.279185 $1.301875 $1.276440 $1.342931 $1.280234 $1.236068 $1.182481 $1.045059 $1.103076 $1.037254	$1.281443 $1.279185 $1.301875 $1.276440 $1.342931 $1.280234 $1.236068 $1.182481 $1.045059 $1.103076	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 2, 2011	2016 2015 2014 2013 2012 2011	$0.935083 $0.984829 $0.974558 $1.102224 $1.060897 $1.000000	$0.948874 $0.935083 $0.984829 $0.974558 $1.102224 $1.060897	0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.029692 $1.078850 $1.065248 $1.017785 $0.975186 $1.000000	$1.033259 $1.029692 $1.078850 $1.065248 $1.017785 $0.975186	0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.041928 $1.140424 $1.130212 $0.992384 $0.915081 $1.000000	$1.038594 $1.041928 $1.140424 $1.130212 $0.992384 $0.915081	0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.041113 $1.112644 $1.098513 $1.011360 $0.955474 $1.000000	$1.039987 $1.041113 $1.112644 $1.098513 $1.011360 $0.955474	0.000 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Small Mid Cap Value - Service Class(5) Subaccount Inception Date May 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.628628 $1.712929 $1.669951 $1.255790 $1.107211 $1.165962 $0.917145 $0.656576 $1.000000	$1.923348 $1.628628 $1.712929 $1.669951 $1.255790 $1.107211 $1.165962 $0.917145 $0.656576	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date January 3, 1995	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.984127 $2.988381 $2.877453 $2.048453 $1.815936 $1.829933 $1.396380 $1.032666 $1.661318 $1.555483	$3.238160 $2.984127 $2.988381 $2.877453 $2.048453 $1.815936 $1.829933 $1.396380 $1.032666 $1.661318	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.082953 $2.170722 $2.023424 $1.558600 $1.364972 $1.432608 $1.232849 $0.869283 $1.538823 $1.445169	$2.168123 $2.082953 $2.170722 $2.023424 $1.558600 $1.364972 $1.432608 $1.232849 $0.869283 $1.538823	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.815439 $1.838103 $1.987309 $1.638577 $1.439800 $1.724012 $1.629936 $1.326757 $2.226969 $1.976560	$1.788326 $1.815439 $1.838103 $1.987309 $1.638577 $1.439800 $1.724012 $1.629936 $1.326757 $2.226969	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA WMC US Growth - Initial Class Subaccount Inception Date	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.349747 $1.292297 $1.189904 $0.918933 $0.830774 $0.882800 $0.766561 $0.606982 $1.150156 $1.011954	$1.356563 $1.349747 $1.292297 $1.189904 $0.918933 $0.830774 $0.882800 $0.766561 $0.606982 $1.150156	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.138718 $2.052245 $1.894252 $1.466552 $1.329459 $1.415605 $1.232655 $0.978314 $1.859593 $1.639549	$2.143882 $2.138718 $2.052245 $1.894252 $1.466552 $1.329459 $1.415605 $1.232655 $0.978314 $1.859593	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 1,658.253

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Growth and Income Portfolio – Class B Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.698000 $1.708430 $1.595250 $1.209535 $1.052896 $1.012949 $0.916404 $0.777073 $1.337293 $1.301597	$1.848196 $1.698000 $1.708430 $1.595250 $1.209535 $1.052896 $1.012949 $0.916404 $0.777073 $1.337293	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.825631 $1.680625 $1.506565 $1.122223 $0.981427 $1.040564 $0.966825 $0.719623 $1.220440 $1.096343	$1.831173 $1.825631 $1.680625 $1.506565 $1.122223 $0.981427 $1.040564 $0.966825 $0.719623 $1.220440	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
BlackRock Basic Value V.I. Fund Subaccount Inception Date July 3, 1997	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.728421 $1.875483 $1.741064 $1.286786 $1.151525 $1.204600 $1.089754 $0.848035 $1.368781 $1.372044	$2.001823 $1.728421 $1.875483 $1.741064 $1.286786 $1.151525 $1.204600 $1.089754 $0.848035 $1.368781	0.000 0.000 11,352.406 0.000 0.000 0.000 0.000 0.000 0.000 0.000
BlackRock Global Allocation V.I. Fund Subaccount Inception Date July 3, 1997	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.145670 $2.205332 $2.204057 $1.959985 $1.813885 $1.917983 $1.778471 $1.497371 $1.896471 $1.654168	$2.189195 $2.145670 $2.205332 $2.204057 $1.959985 $1.813885 $1.917983 $1.778471 $1.497371 $1.896471	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
BlackRock High Yield V.I. Fund - Class I Shares Subaccount Inception Date July 3, 1997	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.968064 $2.082870 $2.065869 $1.928126 $1.701390 $1.680202 $1.486339 $0.968454 $1.395557 $1.390712	$2.177613 $1.968064 $2.082870 $2.065869 $1.928126 $1.701390 $1.680202 $1.486339 $0.968454 $1.395557	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.362975 $1.385935 $1.285542 $1.099827 $0.977605 $1.037290 $0.898925 $0.663198 $1.000000	$1.428878 $1.362975 $1.385935 $1.285542 $1.099827 $0.977605 $1.037290 $0.898925 $0.663198	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.236170 $2.272578 $2.077095 $1.618641 $1.422407 $1.493081 $1.303097 $0.981635 $1.748171 $1.521016	$2.360769 $2.236170 $2.272578 $2.077095 $1.618641 $1.422407 $1.493081 $1.303097 $0.981635 $1.748171	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.550695 $1.652532 $1.554594 $1.241082 $1.082104 $1.097058 $0.974207 $0.765437 $1.366054 $1.376703	$1.788744 $1.550695 $1.652532 $1.554594 $1.241082 $1.082104 $1.097058 $0.974207 $0.765437 $1.366054	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.708161 $1.630606 $1.498951 $1.124757 $1.003412 $1.024276 $0.843890 $0.672988 $1.303547 $1.050384	$1.683145 $1.708161 $1.630606 $1.498951 $1.124757 $1.003412 $1.024276 $0.843890 $0.672988 $1.303547	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.715974 $2.817555 $2.711766 $2.036752 $1.814490 $2.077047 $1.648564 $1.203812 $2.034339 $1.800162	$2.978900 $2.715974 $2.817555 $2.711766 $2.036752 $1.814490 $2.077047 $1.648564 $1.203812 $2.034339	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.928277 $2.032676 $1.947523 $1.526626 $1.226212 $1.375631 $1.111150 $0.721555 $1.511759 $1.463296	$2.064851 $1.928277 $2.032676 $1.947523 $1.526626 $1.226212 $1.375631 $1.111150 $0.721555 $1.511759	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.127955 $1.238452 $1.208086 $1.082009 $0.980277 $0.977035 $0.884913 $0.665990 $0.966259 $1.000000	$1.260372 $1.127955 $1.238452 $1.208086 $1.082009 $0.980277 $0.977035 $0.884913 $0.665990 $0.966259	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.062523 $1.140620 $1.086619 $0.864540 $0.772338 $0.796441 $0.730930 $0.591768 $0.960326 $1.000000	$1.208434 $1.062523 $1.140620 $1.086619 $0.864540 $0.772338 $0.796441 $0.730930 $0.591768 $0.960326	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2016 2015 2014 2013 2012	$1.430572 $1.393695 $1.314867 $0.959848 $1.000000	$1.430186 $1.430572 $1.393695 $1.314867 $0.959848	0.000 0.000 0.000 0.000 0.000
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.131244 $1.292129 $1.239466 $0.949092 $0.823287 $0.869657 $0.829842 $0.573217 $1.216392 $1.224776	$1.307254 $1.131244 $1.292129 $1.239466 $0.949092 $0.823287 $0.869657 $0.829842 $0.573217 $1.216392	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.753564 $2.707991 $2.462098 $1.902897 $1.660099 $1.722514 $1.400411 $0.989399 $1.798630 $1.507857	$3.025002 $2.753564 $2.707991 $2.462098 $1.902897 $1.660099 $1.722514 $1.400411 $0.989399 $1.798630	0.000 0.000 11,024.312 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Aspen – Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.269745 $1.329455 $1.265807 $1.008569 $0.858793 $1.018901 $0.900081 $0.668488 $1.236153 $1.153613	$1.266923 $1.269745 $1.329455 $1.265807 $1.008569 $0.858793 $1.018901 $0.900081 $0.668488 $1.236153	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.820010 $1.898059 $2.093911 $1.513125 $1.277365 $1.456348 $1.093260 $0.684789 $1.155587 $1.153454	$1.940472 $1.820010 $1.898059 $2.093911 $1.513125 $1.277365 $1.456348 $1.093260 $0.684789 $1.155587	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.553726 $1.594824 $1.503672 $1.292335 $1.188962 $1.194347 $1.111728 $0.963708 $1.266160 $1.243331	$1.656810 $1.553726 $1.594824 $1.503672 $1.292335 $1.188962 $1.194347 $1.111728 $0.963708 $1.266160	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.865360 $0.944425 $1.084523 $0.900007 $0.776893 $0.887144 $0.835113 $0.621878 $1.064515 $1.000000	$0.908864 $0.865360 $0.944425 $1.084523 $0.900007 $0.776893 $0.887144 $0.835113 $0.621878 $1.064515	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA AB Dynamic Allocation - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.494842 $1.526644 $1.475883 $1.405201 $1.351179 $1.354248 $1.264538 $0.982847 $1.588997 $1.367001	$1.497468 $1.494842 $1.526644 $1.475883 $1.405201 $1.351179 $1.354248 $1.264538 $0.982847 $1.588997	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon Government Money Market - Initial Class Subaccount Inception Date July 3, 1997	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.901979 $0.920422 $0.939244 $0.958448 $0.978153 $0.998096 $1.018499 $1.038057 $1.034631 $1.005394	$0.883955 $0.901979 $0.920422 $0.939244 $0.958448 $0.978153 $0.998096 $1.018499 $1.038057 $1.034631	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 2, 1998	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.818015 $1.937086 $1.901173 $1.820088 $1.582695 $1.541541 $1.399117 $0.969712 $1.323057 $1.325749	$2.054907 $1.818015 $1.937086 $1.901173 $1.820088 $1.582695 $1.541541 $1.399117 $0.969712 $1.323057	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date July 3, 1997	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.291117 $1.316279 $1.283510 $1.339783 $1.300515 $1.233305 $1.205510 $1.177615 $1.116295 $1.074313	$1.269048 $1.291117 $1.316279 $1.283510 $1.339783 $1.300515 $1.233305 $1.205510 $1.177615 $1.116295	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.472254 $1.532427 $1.530345 $1.427973 $1.356219 $1.348157 $1.262981 $1.029244 $1.332706 $1.278547	$1.509456 $1.472254 $1.532427 $1.530345 $1.427973 $1.356219 $1.348157 $1.262981 $1.029244 $1.332706	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.576501 $1.640491 $1.629646 $1.311439 $1.188718 $1.282529 $1.138575 $0.895031 $1.513235 $1.433274	$1.638803 $1.576501 $1.640491 $1.629646 $1.311439 $1.188718 $1.282529 $1.138575 $0.895031 $1.513235	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.577292 $1.646394 $1.638016 $1.400187 $1.291539 $1.345027 $1.217615 $0.969554 $1.471687 $1.393195	$1.646885 $1.577292 $1.646394 $1.638016 $1.400187 $1.291539 $1.345027 $1.217615 $0.969554 $1.471687	0.000 0.000 11,322.434 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.548949 $1.616712 $1.605444 $1.443478 $1.346197 $1.365731 $1.262698 $1.019424 $1.405279 $1.328550	$1.602378 $1.548949 $1.616712 $1.605444 $1.443478 $1.346197 $1.365731 $1.262698 $1.019424 $1.405279	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.813749 $1.919946 $1.746736 $1.368617 $1.250246 $1.241859 $1.147457 $1.027267 $1.585851 $1.546799	$2.042500 $1.813749 $1.919946 $1.746736 $1.368617 $1.250246 $1.241859 $1.147457 $1.027267 $1.585851	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.410398 $1.457201 $1.462843 $1.305835 $1.213027 $1.288367 $1.198851 $1.000000	$1.445160 $1.410398 $1.457201 $1.462843 $1.305835 $1.213027 $1.288367 $1.198851	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.328529 $1.357460 $1.318454 $1.197634 $1.111050 $1.092869 $1.002548 $0.993349	$1.365804 $1.328529 $1.357460 $1.318454 $1.197634 $1.111050 $1.092869 $1.002548	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.378873 $2.442350 $2.194708 $2.155723 $1.756553 $1.901584 $1.677684 $1.283243 $2.272956 $2.486548	$2.345797 $2.378873 $2.442350 $2.194708 $2.155723 $1.756553 $1.901584 $1.677684 $1.283243 $2.272956	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.959431 $0.997921 $1.026472 $0.931412 $0.845113 $0.932693 $0.863371 $0.681270 $1.091801 $1.027079	$0.950329 $0.959431 $0.997921 $1.026472 $0.931412 $0.845113 $0.932693 $0.863371 $0.681270 $1.091801	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Janus Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.708653 $1.836082 $1.873452 $1.374025 $1.285608 $1.406270 $1.071732 $0.681183 $1.294385 $1.078130	$1.640200 $1.708653 $1.836082 $1.873452 $1.374025 $1.285608 $1.406270 $1.071732 $0.681183 $1.294385	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Jennison Growth - Initial Class Subaccount Inception Date July 3, 1997	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.025627 $1.855570 $1.722138 $1.276252 $1.125127 $1.155416 $1.050300 $0.760145 $1.231562 $1.127164	$1.952318 $2.025627 $1.855570 $1.722138 $1.276252 $1.125127 $1.155416 $1.050300 $0.760145 $1.231562	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date July 3, 1997	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.815084 $1.853665 $1.656664 $1.275757 $1.119062 $1.133581 $1.004383 $0.790935 $1.288469 $1.257952	$1.980630 $1.815084 $1.853665 $1.656664 $1.275757 $1.119062 $1.133581 $1.004383 $0.790935 $1.288469	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$2.008067 $2.111290 $1.873752 $1.454481 $1.234613 $1.238443 $1.028991 $0.985143	$2.248777 $2.008067 $2.111290 $1.873752 $1.454481 $1.234613 $1.238443 $1.028991	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2016 2015 2014 2013 2012	$1.099032 $1.145346 $1.077432 $1.005271 $1.000000	$1.069800 $1.099032 $1.145346 $1.077432 $1.005271	0.000 0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2016 2015 2014 2013 2012	$1.142441 $1.201301 $1.133250 $1.000348 $1.000000	$1.108479 $1.142441 $1.201301 $1.133250 $1.000348	0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.147733 $1.192365 $1.163861 $1.065864 $1.003566 $1.009293 $0.930482 $0.814860 $1.000000	$1.166943 $1.147733 $1.192365 $1.163861 $1.065864 $1.003566 $1.009293 $0.930482 $0.814860	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.194129 $1.227044 $1.189834 $1.129832 $1.081544 $1.069707 $0.997612 $0.999944	$1.217895 $1.194129 $1.227044 $1.189834 $1.129832 $1.081544 $1.069707 $0.997612	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.141286 $1.207106 $1.184799 $1.017919 $0.931286 $0.961242 $0.868056 $0.719152 $1.000000	$1.170641 $1.141286 $1.207106 $1.184799 $1.017919 $0.931286 $0.961242 $0.868056 $0.719152	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA MFS International Equity - Initial Class Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.535100 $1.565387 $1.684650 $1.455806 $1.216304 $1.379994 $1.274485 $0.980238 $1.546026 $1.445581	$1.505516 $1.535100 $1.565387 $1.684650 $1.455806 $1.216304 $1.379994 $1.274485 $0.980238 $1.546026	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.142621 $1.955974 $1.883015 $1.296183 $1.144880 $1.240333 $0.993235 $0.792432 $1.270934 $1.283834	$2.052163 $2.142621 $1.955974 $1.883015 $1.296183 $1.144880 $1.240333 $0.993235 $0.792432 $1.270934	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.982814 $2.019130 $1.859526 $1.606907 $1.456897 $1.429019 $1.174907 $0.949337 $1.433277 $1.287627	$2.096093 $1.982814 $2.019130 $1.859526 $1.606907 $1.456897 $1.429019 $1.174907 $0.949337 $1.433277	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date April 29, 2010	2016 2015 2014 2013 2012 2011 2010	$1.540121 $1.572689 $1.452455 $1.258732 $1.142985 $1.124192 $1.000000	$1.624525 $1.540121 $1.572689 $1.452455 $1.258732 $1.142985 $1.124192	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.454497 $1.474146 $1.437198 $1.504982 $1.428177 $1.371400 $1.305589 $1.148224 $1.205487 $1.129276	$1.464004 $1.454497 $1.474146 $1.437198 $1.504982 $1.428177 $1.371400 $1.305589 $1.148224 $1.205487	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1, 2012	2016 2015 2014 2013 2012	$1.033908 $1.080623 $1.064394 $1.014482 $1.000000	$1.040023 $1.033908 $1.080623 $1.064394 $1.014482	0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2012	2016 2015 2014 2013 2012	$1.078749 $1.177840 $1.164433 $1.019941 $1.000000	$1.077916 $1.078749 $1.177840 $1.164433 $1.019941	0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2012	2016 2015 2014 2013 2012	$1.053592 $1.123243 $1.106265 $1.016011 $1.000000	$1.055021 $1.053592 $1.123243 $1.106265 $1.016011	0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Small/Mid Cap Value - Initial Class(5) Subaccount Inception Date July 3, 1997	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$3.101911 $3.247100 $3.149129 $2.357463 $2.067284 $2.167177 $1.695816 $1.208389 $2.085599 $1.726024	$3.681948 $3.101911 $3.247100 $3.149129 $2.357463 $2.067284 $2.167177 $1.695816 $1.208389 $2.085599	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.432983 $2.423880 $2.321531 $1.644388 $1.450644 $1.455682 $1.105063 $0.813043 $1.301679 $1.212035	$2.651755 $2.432983 $2.423880 $2.321531 $1.644388 $1.450644 $1.455682 $1.105063 $0.813043 $1.301679	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Torray Concentrated Growth - Initial Class Subaccount Inception Date July 3, 1997	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.991143 $2.064457 $1.915332 $1.468496 $1.279556 $1.336019 $1.144053 $0.802895 $1.414830 $1.321746	$2.082714 $1.991143 $2.064457 $1.915332 $1.468496 $1.279556 $1.336019 $1.144053 $0.802895 $1.414830	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA TS&W International Equity - Initial Class Subaccount Inception Date July 3, 1997	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.574197 $1.585601 $1.706594 $1.400618 $1.224370 $1.457831 $1.371410 $1.111759 $1.854990 $1.637677	$1.559268 $1.574197 $1.585601 $1.706594 $1.400618 $1.224370 $1.457831 $1.371410 $1.111759 $1.854990	0.000 0.000 11,129.975 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA WMC US Growth - Initial Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.030433 $1.939259 $1.781237 $1.372240 $1.237543 $1.311824 $1.136308 $0.897561 $1.696592 $1.489071	$2.045678 $2.030433 $1.939259 $1.781237 $1.372240 $1.237543 $1.311824 $1.136308 $0.897561 $1.696592	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.654327 $1.669132 $1.592625 $1.399856 $1.262014 $1.330376 $1.232706 $1.012300 $1.000000	$1.690739 $1.654327 $1.669132 $1.592625 $1.399856 $1.262014 $1.330376 $1.232706 $1.012300	0.000 0.000 0.000 27,932.517 29,337.456 29,700.512 30,056.948 0.000 0.000
AB Growth and Income Portfolio – Class B Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.059804 $2.071465 $1.933294 $1.465123 $1.274754 $1.225782 $1.108421 $0.939422 $1.615870 $1.571957	$2.243084 $2.059804 $2.071465 $1.933294 $1.465123 $1.274754 $1.225782 $1.108421 $0.939422 $1.615870	0.000 12,412.512 13,136.057 13,327.571 12,481.231 0.000 0.000 0.000 0.000 0.000
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.232891 $2.054540 $1.840855 $1.370558 $1.198015 $1.269578 $1.179043 $0.877151 $1.486858 $1.335013	$2.240766 $2.232891 $2.054540 $1.840855 $1.370558 $1.198015 $1.269578 $1.179043 $0.877151 $1.486858	0.000 0.000 0.000 0.000 0.000 0.000 0.000 7,395.549 7,371.451 12,948.430
American Funds - Asset Allocation FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.538650 $1.552319 $1.506733 $1.246157 $1.097305 $1.108122 $1.007586 $0.989768	$1.645687 $1.538650 $1.552319 $1.506733 $1.246157 $1.097305 $1.108122 $1.007586	0.000 0.000 48.906 35,666.748 27,001.052 28,759.054 30,181.112 0.000
American Funds - Bond FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.065205 $1.086716 $1.055974 $1.104093 $1.072026 $1.033538 $0.993302 $1.000889	$1.071981 $1.065205 $1.086716 $1.055974 $1.104093 $1.072026 $1.033538 $0.993302	0.000 18,815.971 42,250.545 42,804.290 42,255.001 22,961.165 0.000 0.000
American Funds - Growth FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.766943 $1.691580 $1.594788 $1.253982 $1.088270 $1.162985 $1.002444 $0.986471	$1.891209 $1.766943 $1.691580 $1.594788 $1.253982 $1.088270 $1.162985 $1.002444	0.000 0.000 8,520.443 8,682.746 0.000 0.000 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.693134 $1.707247 $1.578646 $1.209692 $1.053486 $1.097757 $1.007829 $0.986792	$1.845868 $1.693134 $1.707247 $1.578646 $1.209692 $1.053486 $1.097757 $1.007829	0.000 0.000 8,989.394 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - International FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.051313 $1.126493 $1.183816 $0.995631 $0.863939 $1.027239 $0.979961 $0.982902	$1.064037 $1.051313 $1.126493 $1.183816 $0.995631 $0.863939 $1.027239 $0.979961	0.000 0.000 8,856.370 13,673.356 0.000 0.000 0.000 0.000
BlackRock Basic Value V.I. Fund Subaccount Inception Date July 3, 1997	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.152468 $2.334463 $2.166088 $1.600131 $1.431236 $1.496482 $1.353147 $1.052489 $1.697953 $1.701163	$2.494181 $2.152468 $2.334463 $2.166088 $1.600131 $1.431236 $1.496482 $1.353147 $1.052489 $1.697953	0.000 0.000 8,770.492 0.000 0.000 0.000 0.000 0.000 0.000 68,455.695
BlackRock Global Allocation V.I. Fund Subaccount Inception Date July 3, 1997	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.663181 $2.735892 $2.732964 $2.429133 $2.246966 $2.374759 $2.200946 $1.852161 $2.344666 $2.044101	$2.718528 $2.663181 $2.735892 $2.732964 $2.429133 $2.246966 $2.374759 $2.200946 $1.852161 $2.344666	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 12,004.149 11,381.829
BlackRock High Yield V.I. Fund - Class I Shares Subaccount Inception Date July 3, 1997	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.871599 $1.979814 $1.962693 $1.830935 $1.614828 $1.593933 $1.409319 $0.917825 $1.321947 $1.316716	$2.071890 $1.871599 $1.979814 $1.962693 $1.830935 $1.614828 $1.593933 $1.409319 $0.917825 $1.321947	0.000 0.000 4,938.978 15,120.203 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.368136 $1.390498 $1.289153 $1.102363 $0.979368 $1.038655 $0.899667 $0.663418 $1.000000	$1.434997 $1.368136 $1.390498 $1.289153 $1.102363 $0.979368 $1.038655 $0.899667 $0.663418	0.000 0.000 0.000 0.000 82,807.723 83,670.376 84,440.499 85,199.566 0.000
Fidelity ® VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.572972 $2.613586 $2.387601 $1.859698 $1.633434 $1.713753 $1.494952 $1.125627 $2.003619 $1.742412	$2.717662 $2.572972 $2.613586 $2.387601 $1.859698 $1.633434 $1.713753 $1.494952 $1.125627 $2.003619	0.000 0.000 9,812.290 14,202.005 0.000 0.000 0.000 6,057.904 6,038.232 16,418.899

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.882810 $2.005473 $1.885699 $1.504685 $1.311282 $1.328759 $1.179385 $0.926193 $1.652131 $1.664181	$2.172898 $1.882810 $2.005473 $1.885699 $1.504685 $1.311282 $1.328759 $1.179385 $0.926193 $1.652131	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 86,080.886
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.214842 $2.113239 $1.941679 $1.456242 $1.298500 $1.324847 $1.090989 $0.869615 $1.683580 $1.355936	$2.183468 $2.214842 $2.113239 $1.941679 $1.456242 $1.298500 $1.324847 $1.090989 $0.869615 $1.683580	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$3.278395 $3.399346 $3.270105 $2.454908 $2.185936 $2.501006 $1.984089 $1.448116 $2.445989 $2.163353	$3.597527 $3.278395 $3.399346 $3.270105 $2.454908 $2.185936 $2.501006 $1.984089 $1.448116 $2.445989	0.000 0.000 0.000 0.000 0.000 0.000 0.000 4,734.801 4,719.315 18,846.536
Fidelity ® VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.485829 $2.619123 $2.508153 $1.965138 $1.577656 $1.769039 $1.428212 $0.926986 $1.941190 $1.878038	$2.663184 $2.485829 $2.619123 $2.508153 $1.965138 $1.577656 $1.769039 $1.428212 $0.926986 $1.941190	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 7,630.162
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount Inception Date November 10, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.649699 $1.797323 $1.786825 $1.475758 $1.309051 $1.359873 $1.260066 $0.989628 $1.000000	$1.823777 $1.649699 $1.797323 $1.786825 $1.475758 $1.309051 $1.359873 $1.260066 $0.989628	0.000 0.000 11,422.984 29,136.832 65,333.371 68,676.942 54,728.060 39,581.406 0.000
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.132780 $1.243139 $1.212049 $1.085023 $0.982521 $0.978794 $0.886076 $0.666535 $0.966569 $1.000000	$1.266382 $1.132780 $1.243139 $1.212049 $1.085023 $0.982521 $0.978794 $0.886076 $0.666535 $0.966569	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.067040 $1.144910 $1.090162 $0.866941 $0.774108 $0.797876 $0.731897 $0.592261 $0.960642 $1.000000	$1.214169 $1.067040 $1.144910 $1.090162 $0.866941 $0.774108 $0.797876 $0.731897 $0.592261 $0.960642	0.000 0.000 9,874.868 9,948.250 10,021.336 10,103.555 0.000 0.000 0.000 7,478.037
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2016 2015 2014 2013 2012	$1.433164 $1.395539 $1.315956 $0.960163 $1.000000	$1.433482 $1.433164 $1.395539 $1.315956 $0.960163	0.000 0.000 0.000 0.000 0.000
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.484206 $1.694452 $1.624606 $1.243394 $1.078055 $1.138226 $1.085592 $0.749502 $1.589682 $1.599838	$1.715976 $1.484206 $1.694452 $1.624606 $1.243394 $1.078055 $1.138226 $1.085592 $0.749502 $1.589682	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 71,044.521
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$3.309946 $3.253573 $2.956683 $2.284024 $1.991619 $2.065498 $1.678444 $1.185241 $2.153572 $1.804538	$3.638007 $3.309946 $3.253573 $2.956683 $2.284024 $1.991619 $2.065498 $1.678444 $1.185241 $2.153572	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Aspen – Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.675672 $1.753606 $1.668837 $1.329046 $1.131125 $1.341342 $1.184350 $0.879183 $1.624967 $1.515715	$1.672758 $1.675672 $1.753606 $1.668837 $1.329046 $1.131125 $1.341342 $1.184350 $0.879183 $1.624967	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.387860 $2.489036 $2.744527 $1.982307 $1.672619 $1.906034 $1.430124 $0.895355 $1.510170 $1.506637	$2.547148 $2.387860 $2.489036 $2.744527 $1.982307 $1.672619 $1.906034 $1.430124 $0.895355 $1.510170	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.685388 $1.729125 $1.629499 $1.399786 $1.287179 $1.292390 $1.202404 $1.041800 $1.368091 $1.342760	$1.798103 $1.685388 $1.729125 $1.629499 $1.399786 $1.287179 $1.292390 $1.202404 $1.041800 $1.368091	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(2)(4) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.244607 $1.289313 $1.254053 $1.117951 $1.017960 $1.073573 $1.003223 $0.988800	$1.291933 $1.244607 $1.289313 $1.254053 $1.117951 $1.017960 $1.073573 $1.003223	0.000 0.000 50,960.180 85,889.332 80,702.800 83,125.629 31,141.397 0.000
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.869050 $0.947986 $1.088080 $0.902519 $0.778682 $0.888745 $0.836210 $0.622392 $1.064874 $1.000000	$0.913191 $0.869050 $0.947986 $1.088080 $0.902519 $0.778682 $0.888745 $0.836210 $0.622392 $1.064874	0.000 0.000 3,066.864 3,089.655 3,112.352 3,137.885 0.000 0.000 0.000 17,015.555
TA AB Dynamic Allocation - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.510827 $1.547539 $1.498245 $1.429746 $1.378584 $1.383060 $1.292440 $1.005059 $1.627346 $1.403407	$1.510755 $1.510827 $1.547539 $1.498245 $1.429746 $1.378584 $1.383060 $1.292440 $1.005059 $1.627346	0.000 9,586.106 189,895.151 292,837.835 291,361.686 222,282.536 20,741.218 0.000 0.000 1,565.283
TA Aegon Government Money Market - Service Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.902849 $0.920859 $0.939231 $0.957970 $0.977190 $0.996632 $1.016514 $1.036718 $1.035117 $1.007888	$0.885241 $0.902849 $0.920859 $0.939231 $0.957970 $0.977190 $0.996632 $1.016514 $1.036718 $1.035117	0.000 0.000 0.000 0.000 0.000 16,502.040 235,643.390 0.000 0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 1, 1998	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.690307 $1.801578 $1.773664 $1.701475 $1.482204 $1.446171 $1.315063 $0.913370 $1.249994 $1.253484	$1.905875 $1.690307 $1.801578 $1.773664 $1.701475 $1.482204 $1.446171 $1.315063 $0.913370 $1.249994	0.000 0.000 0.000 0.000 11,637.691 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 13, 1994	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.194522 $1.220554 $1.192252 $1.247108 $1.213163 $1.153327 $1.128725 $1.104917 $1.049269 $1.011863	$1.172804 $1.194522 $1.220554 $1.192252 $1.247108 $1.213163 $1.153327 $1.128725 $1.104917 $1.049269	0.000 0.000 0.000 0.000 17,401.232 454,343.992 182,055.852 98,561.663 0.000 103,254.657
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.194522 $1.220554 $1.192252 $1.247108 $1.213163 $1.153327 $1.128725 $1.104917 $1.049269 $1.011863	$1.172804 $1.194522 $1.220554 $1.192252 $1.247108 $1.213163 $1.153327 $1.128725 $1.104917 $1.049269	0.000 0.000 0.000 0.000 0.000 0.000 0.000 25,345.362 268,618.869 103,254.657
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2016 2015	$9.492901 $9.999457	$9.903918 $9.492901	0.000 0.000
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.542866 $1.608221 $1.609026 $1.504440 $1.431668 $1.426614 $1.338595 $1.093129 $1.418718 $1.363426	$1.577795 $1.542866 $1.608221 $1.609026 $1.504440 $1.431668 $1.426614 $1.338595 $1.093129 $1.418718	10,009.235 10,159.978 43,205.551 61,943.358 218,245.527 275,086.197 178,609.716 171,768.883 340,270.923 443,442.168
TA Asset Allocation - Growth - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.861397 $1.939695 $1.931415 $1.558709 $1.414746 $1.530148 $1.361319 $1.071875 $1.814984 $1.721757	$1.931219 $1.861397 $1.939695 $1.931415 $1.558709 $1.414746 $1.530148 $1.361319 $1.071875 $1.814984	0.000 0.000 0.000 0.000 0.000 0.000 0.000 188,538.236 205,326.175 633,882.852
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.776448 $1.858813 $1.850702 $1.585737 $1.465576 $1.529645 $1.388041 $1.107219 $1.683809 $1.596951	$1.850616 $1.776448 $1.858813 $1.850702 $1.585737 $1.465576 $1.529645 $1.388041 $1.107219 $1.683809	0.000 0.000 56,257.064 181,796.436 797,853.772 1,129,029.835 1,143,630.336 1,590,197.997 1,352,322.926 2,895,502.314

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.680974 $1.758135 $1.747696 $1.574321 $1.471873 $1.496877 $1.386267 $1.120464 $1.548620 $1.466346	$1.734723 $1.680974 $1.758135 $1.747696 $1.574321 $1.471873 $1.496877 $1.386267 $1.120464 $1.548620	74,269.151 140,928.197 860,539.427 970,212.007 1,554,329.064 1,521,530.042 679,577.424 1,215,639.778 828,735.695 536,394.170
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.168963 $2.300497 $2.096289 $1.645690 $1.506038 $1.499261 $1.388309 $1.245302 $1.926592 $1.883431	$2.436815 $2.168963 $2.300497 $2.096289 $1.645690 $1.506038 $1.499261 $1.388309 $1.245302 $1.926592	0.000 0.000 0.000 0.000 0.000 0.000 0.000 5,753.954 5,735.344 21,023.860
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998377	$10.426903	0.000
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.415050 $1.461294 $1.466217 $1.308202 $1.214619 $1.289421 $1.199247 $1.000000	$1.450638 $1.415050 $1.461294 $1.466217 $1.308202 $1.214619 $1.289421 $1.199247	0.000 6,644.548 530,237.387 1,118,113.642 1,284,112.489 1,172,490.319 582,534.882 224,063.697
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2016 2015 2014	$9.374353 $9.900929 $9.998372	$9.225151 $9.374353 $9.900929	0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10, 2014	2016 2015 2014	$9.178822 $9.861041 $9.998372	$8.982319 $9.178822 $9.861041	0.000 0.000 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998377	$10.111778	0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998377	$10.180726	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.598882 $1.632886 $1.585178 $1.439207 $1.334505 $1.312019 $1.202998 $1.000000	$1.644546 $1.598882 $1.632886 $1.585178 $1.439207 $1.334505 $1.312019 $1.202998	0.000 30,830.292 287,341.904 389,396.931 404,915.823 377,202.253 109,496.068 14,799.727
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.381251 $2.450251 $2.205984 $2.169653 $1.770920 $1.921752 $1.700055 $1.303760 $2.312845 $2.534421	$2.344467 $2.381251 $2.450251 $2.205984 $2.169653 $1.770920 $1.921752 $1.700055 $1.303760 $2.312845	0.000 0.000 887.581 3,179.641 12,491.084 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.964004 $1.002193 $1.030359 $0.934481 $0.847472 $0.934834 $0.864938 $0.682168 $1.092699 $1.027415	$0.955325 $0.964004 $1.002193 $1.030359 $0.934481 $0.847472 $0.934834 $0.864938 $0.682168 $1.092699	0.000 0.000 91,943.189 183,016.042 395,410.292 402,760.132 312,416.754 256,349.992 22,988.119 51,948.173
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.162899 $1.184710 $1.120658 $0.960410 $0.870855 $0.995916 $0.985270 $0.986561	$1.187114 $1.162899 $1.184710 $1.120658 $0.960410 $0.870855 $0.995916 $0.985270	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.186205 $2.353824 $2.407199 $1.768610 $1.658628 $1.817472 $1.387778 $0.884047 $1.683721 $1.405104	$2.094075 $2.186205 $2.353824 $2.407199 $1.768610 $1.658628 $1.817472 $1.387778 $0.884047 $1.683721	0.000 0.000 4,088.444 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Jennison Growth - Service Class Subaccount Inception Date November 18, 1996	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.511209 $2.305283 $2.141727 $1.591079 $1.406351 $1.445577 $1.316798 $0.954687 $1.548476 $1.419516	$2.415271 $2.511209 $2.305283 $2.141727 $1.591079 $1.406351 $1.445577 $1.316798 $0.954687 $1.548476	0.000 0.000 11,722.667 7,009.633 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.039212 $1.056467 $1.025286 $1.068543 $1.040550 $1.000000	$1.039888 $1.039212 $1.056467 $1.025286 $1.068543 $1.040550	0.000 19,416.783 43,518.459 44,151.689 43,635.008 23,655.744
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date July 2, 1997	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.126300 $2.176543 $1.947962 $1.503707 $1.321284 $1.341301 $1.191179 $0.939564 $1.534022 $1.500317	$2.316560 $2.126300 $2.176543 $1.947962 $1.503707 $1.321284 $1.341301 $1.191179 $0.939564 $1.534022	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$2.014122 $2.116612 $1.877556 $1.456707 $1.235895 $1.239127 $1.029054 $0.985145	$2.256674 $2.014122 $2.116612 $1.877556 $1.456707 $1.235895 $1.239127 $1.029054	0.000 0.000 5,256.770 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.097460 $1.123925 $1.078660 $1.044944 $0.991877 $1.000000	$1.121096 $1.097460 $1.123925 $1.078660 $1.044944 $0.991877	0.000 60,112.749 95,445.424 105,393.597 376,446.635 166,398.869
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2016 2015 2014 2013 2012	$1.100996 $1.146831 $1.078303 $1.005607 $1.000000	$1.072244 $1.100996 $1.146831 $1.078303 $1.005607	0.000 0.000 116,800.835 146,982.939 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2016 2015 2014 2013 2012	$1.144511 $1.202879 $1.134178 $1.000675 $1.000000	$1.111032 $1.144511 $1.202879 $1.134178 $1.000675	0.000 0.000 26,005.323 26,500.718 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.152020 $1.196238 $1.167073 $1.068293 $1.005354 $1.010594 $0.931235 $0.815125 $1.000000	$1.171876 $1.152020 $1.196238 $1.167073 $1.068293 $1.005354 $1.010594 $0.931235 $0.815125	0.000 0.000 626,538.671 741,094.821 656,076.046 522,188.532 12,532.098 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.197707 $1.230120 $1.192236 $1.131562 $1.082666 $1.070290 $0.997673 $0.999946	$1.222145 $1.197707 $1.230120 $1.192236 $1.131562 $1.082666 $1.070290 $0.997673	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.145591 $1.211068 $1.188116 $1.020265 $0.932973 $0.962507 $0.868778 $0.719388 $1.000000	$1.175632 $1.145591 $1.211068 $1.188116 $1.020265 $0.932973 $0.962507 $0.868778 $0.719388	0.000 0.000 15,757.093 224,343.262 0.000 0.000 0.000 0.000 0.000
TA Market Participation Strategy - Service Class Subaccount inception date September 17, 2012	2016 2015 2014 2013 2012	$1.112824 $1.173114 $1.107483 $0.988353 $1.000000	$1.136468 $1.112824 $1.173114 $1.107483 $0.988353	0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA MFS International Equity - Service Class Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.938312 $1.981898 $2.137183 $1.851021 $1.549329 $1.760129 $1.627585 $1.255425 $1.986760 $1.861607	$1.897863 $1.938312 $1.981898 $2.137183 $1.851021 $1.549329 $1.760129 $1.627585 $1.255425 $1.986760	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 14,525.801
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.624488 $2.401937 $2.315949 $1.597346 $1.414403 $1.534525 $1.231606 $0.984780 $1.582990 $1.602581	$2.508741 $2.624488 $2.401937 $2.315949 $1.597346 $1.414403 $1.534525 $1.231606 $0.984780 $1.582990	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.028513 $2.070399 $1.911167 $1.655462 $1.502471 $1.477040 $1.216116 $0.984952 $1.490120 $1.340751	$2.140731 $2.028513 $2.070399 $1.911167 $1.655462 $1.502471 $1.477040 $1.216116 $0.984952 $1.490120	0.000 10,910.235 11,546.213 28,104.676 41,389.714 30,770.368 67,122.535 52,034.250 52,651.620 53,078.143
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.002433 $1.049202 $0.992468 $0.905090 $0.914306 $0.965451 $1.020080 $0.998149	$1.035705 $1.002433 $1.049202 $0.992468 $0.905090 $0.914306 $0.965451 $1.020080	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$0.960778 $1.000787 $0.938893 $0.885453 $0.889689 $0.980601 $1.021832 $0.997255	$0.988865 $0.960778 $1.000787 $0.938893 $0.885453 $0.889689 $0.980601 $1.021832	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$0.960915 $1.015226 $0.973304 $0.849935 $0.861075 $0.993687 $1.020750 $0.996387	$0.988020 $0.960915 $1.015226 $0.973304 $0.849935 $0.861075 $0.993687 $1.020750	0.000 0.000 30,748.867 16,010.048 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.327721 $1.347303 $1.317099 $1.381645 $1.313249 $1.264241 $1.205885 $1.062622 $1.118307 $1.048482	$1.333963 $1.327721 $1.347303 $1.317099 $1.381645 $1.313249 $1.264241 $1.205885 $1.062622 $1.118307	21,992.117 52,990.305 613,024.811 669,726.037 790,965.105 742,815.004 75,489.106 50,492.265 0.000 0.000
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 2, 2011	2016 2015 2014 2013 2012 2011	$0.947987 $0.995490 $0.982216 $1.107636 $1.062964 $1.000000	$0.964790 $0.947987 $0.995490 $0.982216 $1.107636 $1.062964	13,744.531 51,958.242 53,032.662 54,084.370 40,389.092 0.000
TA ProFunds UltraBear Fund - Service Class OAM Subaccount Inception Date May 1, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$0.077974 $0.085784 $0.117575 $0.218481 $0.315837 $0.402430 $0.560486 $1.000000	$0.058417 $0.077974 $0.085784 $0.117575 $0.218481 $0.315837 $0.402430 $0.560486	0.000 0.000 105,190.749 107,194.482 148,419.816 111,140.120 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.043900 $1.090531 $1.073625 $1.022771 $0.977077 $1.000000	$1.050578 $1.043900 $1.090531 $1.073625 $1.022771 $0.977077	0.000 0.000 88,610.542 92,082.786 97,229.348 103,065.257
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.056306 $1.152771 $1.139099 $0.997255 $0.916867 $1.000000	$1.056010 $1.056306 $1.152771 $1.139099 $0.997255 $0.916867	0.000 0.000 13,302.601 13,556.008 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.055470 $1.124692 $1.107151 $1.016336 $0.957342 $1.000000	$1.057414 $1.055470 $1.124692 $1.107151 $1.016336 $0.957342	0.000 0.000 0.000 0.000 0.000 0.000
TA Small Mid Cap Value - Service Class(5) Subaccount Inception Date May 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.667100 $1.748240 $1.699370 $1.274168 $1.120100 $1.176077 $0.922394 $0.658398 $1.000000	$1.974558 $1.667100 $1.748240 $1.699370 $1.274168 $1.120100 $1.176077 $0.922394 $0.658398	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$3.097301 $3.092612 $2.969090 $2.107490 $1.862762 $1.871617 $1.424005 $1.050007 $1.684240 $1.572309	$3.370819 $3.097301 $3.092612 $2.969090 $2.107490 $1.862762 $1.871617 $1.424005 $1.050007 $1.684240	0.000 0.000 3,407.285 2,664.207 0.000 0.000 0.000 0.000 0.000 5,866.443

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Torray Concentrated Growth - Service Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.161945 $2.246441 $2.087867 $1.603525 $1.400171 $1.465249 $1.257249 $0.883883 $1.560058 $1.460796	$2.256948 $2.161945 $2.246441 $2.087867 $1.603525 $1.400171 $1.465249 $1.257249 $0.883883 $1.560058	0.000 0.000 2,828.658 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.884357 $1.902282 $2.050674 $1.685868 $1.476982 $1.763333 $1.662230 $1.349067 $2.257740 $1.997959	$1.861647 $1.884357 $1.902282 $2.050674 $1.685868 $1.476982 $1.763333 $1.662230 $1.349067 $2.257740	0.000 0.000 61.374 8,060.406 0.000 0.000 0.000 0.000 0.000 4,935.055
TA WMC US Growth - Initial Class Subaccount Inception Date	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.386672 $1.323759 $1.215296 $0.935799 $0.843534 $0.893727 $0.773764 $0.610890 $1.154157 $1.012481	$1.397774 $1.386672 $1.323759 $1.215296 $0.935799 $0.843534 $0.893727 $0.773764 $0.610890 $1.154157	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.219824 $2.123824 $1.954562 $1.508818 $1.363745 $1.447850 $1.257040 $0.994743 $1.885253 $1.657273	$2.231716 $2.219824 $2.123824 $1.954562 $1.508818 $1.363745 $1.447850 $1.257040 $0.994743 $1.885253	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.660131 $1.674157 $1.596635 $1.402702 $1.263956 $1.331774 $1.233390 $1.012367 $1.000000	$1.697499 $1.660131 $1.674157 $1.596635 $1.402702 $1.263956 $1.331774 $1.233390 $1.012367	27,429.005 27,429.005 47,195.029 47,195.029 49,390.290 50,536.682 26,744.458 63,727.345 0.000
American Funds - Asset Allocation FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.543249 $1.556199 $1.509750 $1.248049 $1.098433 $1.108724 $1.007640 $0.989770	$1.651413 $1.543249 $1.556199 $1.509750 $1.248049 $1.098433 $1.108724 $1.007640	1,201,574.452 1,201,574.452 1,216,928.007 1,216,928.007 1,218,633.207 1,219,804.416 1,201,574.452 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Bond FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.068415 $1.089471 $1.058131 $1.105809 $1.073163 $1.034117 $0.993361 $1.000891	$1.075733 $1.068415 $1.089471 $1.058131 $1.105809 $1.073163 $1.034117 $0.993361	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.373291 $1.395040 $1.292728 $1.104879 $0.981128 $1.040017 $0.900399 $0.663638 $1.000000	$1.441117 $1.373291 $1.395040 $1.292728 $1.104879 $0.981128 $1.040017 $0.900399 $0.663638	409,127.426 331,154.398 333,967.695 338,591.500 349,110.020 329,250.655 330,164.316 181,968.857 0.000
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount Inception Date November 10, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.655503 $1.802760 $1.791351 $1.478775 $1.311076 $1.361314 $1.260784 $0.989698 $1.000000	$1.831087 $1.655503 $1.802760 $1.791351 $1.478775 $1.311076 $1.361314 $1.260784 $0.989698	26,399.867 26,399.867 44,705.918 44,705.918 46,739.029 26,247.751 26,201.141 510,576.825 0.000
State Street Total Return V.I.S. Fund - Class 3(2)(4) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.248333 $1.292540 $1.256577 $1.119656 $1.019006 $1.074161 $1.003281 $0.988801	$1.296435 $1.248333 $1.292540 $1.256577 $1.119656 $1.019006 $1.074161 $1.003281	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA AB Dynamic Allocation - Service Class Subaccount Inception Date August 16, 2010	2016 2015 2014 2013 2012 2011 2010	$1.147118 $1.174412 $1.136447 $1.083955 $1.044657 $1.047539 $1.000000	$1.147630 $1.147118 $1.174412 $1.136447 $1.083955 $1.044657 $1.047539	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon Government Money Market - Service Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008	$0.874591 $0.891605 $0.908945 $0.926620 $0.944739 $0.963061 $0.981792 $1.000804 $1.000000	$0.857945 $0.874591 $0.891605 $0.908945 $0.926620 $0.944739 $0.963061 $0.981792 $1.000804	122,300.137 192,882.733 18,472.781 17,977.768 18,598.955 82,642.283 207,637.729 2,131,405.253 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 13, 1994	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.117720 $1.141522 $1.114497 $1.165209 $1.132940 $1.076537 $1.053056 $1.030339 $1.000000	$1.097923 $1.117720 $1.141522 $1.114497 $1.165209 $1.132940 $1.076537 $1.053056 $1.030339	12,986.007 12,455.427 12,453.457 12,114.117 16,692.902 16,244.901 16,812.371 13,025.572 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2016 2015	$9.496038 $9.999471	$9.912032 $9.496038	0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.124515 $1.171569 $1.171584 $1.094890 $1.041413 $1.037227 $0.972755 $0.793990 $1.000000	$1.150541 $1.124515 $1.171569 $1.171584 $1.094890 $1.041413 $1.037227 $0.972755 $0.793990	0.000 139,581.819 139,581.819 203,416.368 203,576.352 417,342.590 586,838.867 420,033.768 64,638.500
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.152819 $1.205678 $1.199825 $1.027546 $0.949221 $0.990224 $0.898123 $0.716069 $1.000000	$1.201546 $1.152819 $1.205678 $1.199825 $1.027546 $0.949221 $0.990224 $0.898123 $0.716069	5,518,285.437 5,626,149.605 6,600,972.000 6,940,529.509 6,920,182.893 6,857,511.448 7,126,145.167 6,655,850.072 2,498,539.513
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.151140 $1.203395 $1.195664 $1.076523 $1.005964 $1.022550 $0.946527 $0.764658 $1.000000	$1.188524 $1.151140 $1.203395 $1.195664 $1.076523 $1.005964 $1.022550 $0.946527 $0.764658	489,212.592 489,909.470 490,773.661 567,738.444 567,740.158 683,984.222 685,433.405 817,897.028 154,109.907
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998417	$10.430920	0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2016 2015 2014	$9.379647 $9.901652 $9.998413	$9.234885 $9.379647 $9.901652	0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10, 2014	2016 2015 2014	$9.184016 $9.861758 $9.998413	$8.991805 $9.184016 $9.861758	0.000 0.000 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998417	$10.115681	0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998417	$10.184643	0.000
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2016 2015 2014 2013 2012 2011 2010 2009 2008	$0.970829 $1.008782 $1.036633 $0.939715 $0.851811 $0.939166 $0.868514 $0.684650 $1.000000	$0.962560 $0.970829 $1.008782 $1.036633 $0.939715 $0.851811 $0.939166 $0.868514 $0.684650	341,307.433 542,445.360 545,856.395 651,719.759 651,515.322 661,954.106 449,486.403 447,997.049 183,574.315
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.156370 $1.200158 $1.170327 $1.070743 $1.007162 $1.011917 $0.931999 $0.815389 $1.000000	$1.176865 $1.156370 $1.200158 $1.170327 $1.070743 $1.007162 $1.011917 $0.931999 $0.815389	29,619.418 29,813.282 30,008.389 30,204.230 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.201293 $1.233201 $1.194629 $1.133279 $1.083783 $1.070874 $0.997727 $0.999947	$1.226403 $1.201293 $1.233201 $1.194629 $1.133279 $1.083783 $1.070874 $0.997727	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.149942 $1.215081 $1.191467 $1.022629 $0.934661 $0.963772 $0.869488 $0.719630 $1.000000	$1.180669 $1.149942 $1.215081 $1.191467 $1.022629 $0.934661 $0.963772 $0.869488 $0.719630	102,093.279 206,540.103 204,854.299 204,867.372 156,744.627 156,744.627 147,071.307 147,110.726 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.514870 $1.545393 $1.425843 $1.234467 $1.119835 $1.100340 $0.905514 $0.733029 $1.000000	$1.599460 $1.514870 $1.545393 $1.425843 $1.234467 $1.119835 $1.100340 $0.905514 $0.733029	54,786.073 56,633.947 57,442.447 59,098.291 66,383.597 68,879.326 72,380.240 52,216.120 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.150872 $1.167274 $1.140554 $1.195869 $1.136107 $1.093181 $1.042214 $0.917950 $1.000000	$1.156843 $1.150872 $1.167274 $1.140554 $1.195869 $1.136107 $1.093181 $1.042214 $0.917950	70,097.401 203,397.845 204,633.677 244,708.326 249,799.255 229,313.514 230,031.466 234,004.071 39,511.282
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date December 9, 2011	2016 2015 2014 2013 2012 2011	$1.046280 $1.092476 $1.075010 $1.023603 $0.977398 $1.000000	$1.053500 $1.046280 $1.092476 $1.075010 $1.023603 $0.977398	0.000 0.000 0.000 0.000 0.000 0.000

Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.677632 $1.689337 $1.608752 $1.411267 $1.269795 $1.335965 $1.235456 $1.012578 $1.000000	$1.717910 $1.677632 $1.689337 $1.608752 $1.411267 $1.269795 $1.335965 $1.235456 $1.012578	0.000 0.000 0.000 8,360.139 30,334.769 37,886.129 16,389.050 8,028.917 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Growth and Income Portfolio – Class B Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.755936 $1.762414 $1.641621 $1.241644 $1.078183 $1.034740 $0.933832 $0.789906 $1.356010 $1.316563	$1.915932 $1.755936 $1.762414 $1.641621 $1.241644 $1.078183 $1.034740 $0.933832 $0.789906 $1.356010	0.000 0.000 47,279.201 47,831.738 45,790.758 46,663.088 0.000 0.000 0.000 0.000
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.887853 $1.733656 $1.550310 $1.151979 $1.004963 $1.062913 $0.985173 $0.731485 $1.237498 $1.108921	$1.898222 $1.887853 $1.733656 $1.550310 $1.151979 $1.004963 $1.062913 $0.985173 $0.731485 $1.237498	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 22,856.873
American Funds - Asset Allocation FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.557171 $1.567931 $1.518910 $1.253785 $1.101851 $1.110539 $1.007817 $0.989774	$1.668748 $1.557171 $1.567931 $1.518910 $1.253785 $1.101851 $1.110539 $1.007817	0.000 0.000 37,593.533 363,460.169 374,998.367 385,024.482 331,432.622 0.000
American Funds - Bond FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.078059 $1.097698 $1.064558 $1.110897 $1.076491 $1.035813 $0.993531 $1.000895	$1.087035 $1.078059 $1.097698 $1.064558 $1.110897 $1.076491 $1.035813 $0.993531	3,805.466 4,061.725 45,275.255 75,209.609 72,316.357 75,747.238 66,039.212 0.000
American Funds - Growth FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.788188 $1.708576 $1.607663 $1.261635 $1.092758 $1.165523 $1.002679 $0.986477	$1.917693 $1.788188 $1.708576 $1.607663 $1.261635 $1.092758 $1.165523 $1.002679	0.000 0.000 73,168.820 74,154.665 75,423.105 75,495.002 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.713557 $1.724459 $1.591427 $1.217099 $1.057856 $1.100155 $1.008062 $0.986798	$1.871783 $1.713557 $1.724459 $1.591427 $1.217099 $1.057856 $1.100155 $1.008062	112,390.905 112,390.905 185,078.360 165,285.968 34,688.154 34,196.237 0.000 0.000
American Funds - International FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.063980 $1.137826 $1.193390 $1.001726 $0.867527 $1.029486 $0.980191 $0.982907	$1.078968 $1.063980 $1.137826 $1.193390 $1.001726 $0.867527 $1.029486 $0.980191	0.000 0.000 33,932.579 34,329.085 32,867.869 33,488.278 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
BlackRock Basic Value V.I. Fund Subaccount Inception Date July 3, 1997	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.787474 $1.934796 $1.791722 $1.320981 $1.179211 $1.230539 $1.110497 $0.862057 $1.387998 $1.387875	$2.075293 $1.787474 $1.934796 $1.791722 $1.320981 $1.179211 $1.230539 $1.110497 $0.862057 $1.387998	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 42,774.264
BlackRock Global Allocation V.I. Fund Subaccount Inception Date July 3, 1997	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.218821 $2.274936 $2.268051 $2.011950 $1.857390 $1.959188 $1.812235 $1.522053 $1.922993 $1.673181	$2.269370 $2.218821 $2.274936 $2.268051 $2.011950 $1.857390 $1.959188 $1.812235 $1.522053 $1.922993	0.000 0.000 0.000 0.000 0.000 0.000 0.000 2,497.246 20,745.825 84,035.515
BlackRock High Yield V.I. Fund - Class I Shares Subaccount Inception Date July 3, 1997	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.035183 $2.148630 $2.125871 $1.979273 $1.742218 $1.716320 $1.514573 $0.984438 $1.415102 $1.406716	$2.257395 $2.035183 $2.148630 $2.125871 $1.979273 $1.742218 $1.716320 $1.514573 $0.984438 $1.415102	0.000 0.000 3,628.082 3,870.644 3,938.544 27,251.823 23,261.642 23,261.642 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.388876 $1.408805 $1.303562 $1.112499 $0.986432 $1.044104 $0.902620 $0.664291 $1.000000	$1.459607 $1.388876 $1.408805 $1.303562 $1.112499 $0.986432 $1.044104 $0.902620 $0.664291	0.000 0.000 9,648.069 18,432.299 207,553.204 209,751.284 190,745.207 192,782.722 32,032.159
Fidelity ® VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.312472 $2.344362 $2.137450 $1.661602 $1.456560 $1.525190 $1.327858 $0.997835 $1.772645 $1.538520	$2.447306 $2.312472 $2.344362 $2.137450 $1.661602 $1.456560 $1.525190 $1.327858 $0.997835 $1.772645	83,414.882 83,414.882 160,476.195 145,091.456 44,209.062 44,802.594 47,798.346 48,273.391 66,628.995 87,488.781
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.603578 $1.704706 $1.599737 $1.273999 $1.108069 $1.120632 $0.992706 $0.778067 $1.385163 $1.392518	$1.854275 $1.603578 $1.704706 $1.599737 $1.273999 $1.108069 $1.120632 $0.992706 $0.778067 $1.385163	0.000 0.000 0.000 0.000 0.000 0.000 0.000 9,588.897 9,519.386 17,069.626

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.766452 $1.682108 $1.542513 $1.154603 $1.027506 $1.046301 $0.859926 $0.684095 $1.321792 $1.062459	$1.744840 $1.766452 $1.682108 $1.542513 $1.154603 $1.027506 $1.046301 $0.859926 $0.684095 $1.321792	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.808578 $2.906484 $2.790496 $2.090762 $1.858017 $2.121670 $1.679865 $1.223665 $2.062803 $1.820851	$3.088021 $2.808578 $2.906484 $2.790496 $2.090762 $1.858017 $2.121670 $1.679865 $1.223665 $2.062803	0.000 0.000 0.000 0.000 0.000 0.000 0.000 1,370.910 1,361.329 33,446.695
Fidelity ® VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.994112 $2.096921 $2.004139 $1.567161 $1.255672 $1.405243 $1.132287 $0.733474 $1.532933 $1.480144	$2.140575 $1.994112 $2.096921 $2.004139 $1.567161 $1.255672 $1.405243 $1.132287 $0.733474 $1.532933	0.000 0.000 74,678.880 75,770.615 23,673.846 24,114.146 0.000 1,806.971 1,794.088 7,380.949
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount Inception Date November 10, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.672982 $1.819119 $1.804938 $1.487796 $1.317132 $1.365595 $1.262890 $0.989903 $1.000000	$1.853123 $1.672982 $1.819119 $1.804938 $1.487796 $1.317132 $1.365595 $1.262890 $0.989903	0.000 0.000 9,205.132 83,350.231 99,357.727 114,280.168 58,888.515 19,094.079 0.000
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.152255 $1.262024 $1.228050 $1.097186 $0.991582 $0.985890 $0.890743 $0.668732 $0.967845 $1.000000	$1.290680 $1.152255 $1.262024 $1.228050 $1.097186 $0.991582 $0.985890 $0.890743 $0.668732 $0.967845	0.000 0.000 19,093.924 19,368.317 19,640.847 15,852.545 11,522.347 12,447.164 12,447.164 12,447.164
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.085375 $1.162295 $1.104552 $0.876671 $0.781246 $0.803660 $0.735749 $0.594212 $0.961906 $1.000000	$1.237451 $1.085375 $1.162295 $1.104552 $0.876671 $0.781246 $0.803660 $0.735749 $0.594212 $0.961906	0.000 0.000 13,108.657 13,985.079 14,616.399 14,808.005 0.000 3,957.098 3,928.828 7,021.547

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2016 2015 2014 2013 2012	$1.443552 $1.402898 $1.320309 $0.961445 $1.000000	$1.446694 $1.443552 $1.402898 $1.320309 $0.961445	0.000 0.000 0.000 0.000 0.000
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.169892 $1.333001 $1.275552 $0.974332 $0.843097 $0.888410 $0.845657 $0.582704 $1.233469 $1.238907	$1.355234 $1.169892 $1.333001 $1.275552 $0.974332 $0.843097 $0.888410 $0.845657 $0.582704 $1.233469	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.847495 $2.793515 $2.533632 $1.953385 $1.699947 $1.759544 $1.427028 $1.005732 $1.823801 $1.525205	$3.135862 $2.847495 $2.793515 $2.533632 $1.953385 $1.699947 $1.759544 $1.427028 $1.005732 $1.823801	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 15,584.055
Janus Aspen – Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.313077 $1.371451 $1.302599 $1.035342 $0.879417 $1.040797 $0.917171 $0.679515 $1.253455 $1.166880	$1.313370 $1.313077 $1.371451 $1.302599 $1.035342 $0.879417 $1.040797 $0.917171 $0.679515 $1.253455	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.882127 $1.958025 $2.154771 $1.553292 $1.308045 $1.487677 $1.114037 $0.696096 $1.171768 $1.166718	$2.011623 $1.882127 $1.958025 $2.154771 $1.553292 $1.308045 $1.487677 $1.114037 $0.696096 $1.171768	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.606727 $1.645188 $1.547360 $1.326630 $1.217509 $1.220033 $1.132857 $0.979621 $1.283895 $1.257638	$1.717540 $1.606727 $1.645188 $1.547360 $1.326630 $1.217509 $1.220033 $1.132857 $0.979621 $1.283895	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
State Street Total Return V.I.S. Fund - Class 3(2)(4) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.259611 $1.302286 $1.264203 $1.124799 $1.022183 $1.075922 $1.003453 $0.988806	$1.310063 $1.259611 $1.302286 $1.264203 $1.124799 $1.022183 $1.075922 $1.003453	0.000 0.000 24,883.988 109,357.391 104,777.043 124,182.409 53,402.782 12,456.986
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.883960 $0.962368 $1.102413 $0.912612 $0.785838 $0.895164 $0.840606 $0.624431 $1.066262 $1.000000	$0.930676 $0.883960 $0.962368 $1.102413 $0.912612 $0.785838 $0.895164 $0.840606 $0.624431 $1.066262	0.000 0.000 9,522.888 10,159.560 10,618.178 10,757.373 0.000 9,018.126 8,953.833 15,977.033
TA AB Dynamic Allocation - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.545843 $1.574863 $1.518776 $1.442494 $1.383625 $1.383377 $1.288567 $0.999077 $1.611254 $1.382738	$1.552354 $1.545843 $1.574863 $1.518776 $1.442494 $1.383625 $1.383377 $1.288567 $0.999077 $1.611254	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA AB Dynamic Allocation - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.548906 $1.583423 $1.529972 $1.457166 $1.402252 $1.404061 $1.309504 $1.016333 $1.642351 $1.413552	$1.551860 $1.548906 $1.583423 $1.529972 $1.457166 $1.402252 $1.404061 $1.309504 $1.016333 $1.642351	0.000 15,292.406 850,852.261 989,507.276 949,552.079 929,933.490 50,700.613 0.000 0.000 2,074.293
TA Aegon Government Money Market - Initial Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.932754 $0.949515 $0.966565 $0.983914 $1.001668 $1.019591 $1.037883 $1.055212 $1.049155 $1.017004	$0.916343 $0.932754 $0.949515 $0.966565 $0.983914 $1.001668 $1.019591 $1.037883 $1.055212 $1.049155	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon Government Money Market - Service Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.925596 $0.942212 $0.959117 $0.976319 $0.993936 $1.011740 $1.029906 $1.048328 $1.044644 $1.015159	$0.909314 $0.925596 $0.942212 $0.959117 $0.976319 $0.993936 $1.011740 $1.029906 $1.048328 $1.044644	0.000 0.000 0.000 370,239.346 105,679.540 63,539.649 398,059.063 8,394.417 102,127.536 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 1, 1998	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.880031 $1.998259 $1.956418 $1.868386 $1.620695 $1.574694 $1.425705 $0.985729 $1.341611 $1.341031	$2.130216 $1.880031 $1.998259 $1.956418 $1.868386 $1.620695 $1.574694 $1.425705 $0.985729 $1.341611	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 1, 1998	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.732901 $1.843355 $1.811243 $1.734128 $1.507691 $1.468157 $1.332433 $0.923616 $1.261535 $1.262547	$1.957728 $1.732901 $1.843355 $1.811243 $1.734128 $1.507691 $1.468157 $1.332433 $0.923616 $1.261535	0.000 0.000 1,633.468 1,979.204 1,922.844 1,914.488 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date May 13, 1994	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.335195 $1.357900 $1.320848 $1.375383 $1.331776 $1.259858 $1.228445 $1.197073 $1.131946 $1.086692	$1.315588 $1.335195 $1.357900 $1.320848 $1.375383 $1.331776 $1.259858 $1.228445 $1.197073 $1.131946	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 13, 1994	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.224617 $1.248856 $1.217502 $1.271027 $1.233998 $1.170842 $1.143620 $1.117307 $1.058956 $1.019177	$1.204700 $1.224617 $1.248856 $1.217502 $1.271027 $1.233998 $1.170842 $1.143620 $1.117307 $1.058956	0.000 0.000 44,299.456 26,831.902 48,987.851 206,527.705 136,652.067 24,586.443 23,913.154 36,804.443
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.224617 $1.248856 $1.217502 $1.271027 $1.233998 $1.170842 $1.143620 $1.117307 $1.058956 $1.019177	$1.204700 $1.224617 $1.248856 $1.217502 $1.271027 $1.233998 $1.170842 $1.143620 $1.117307 $1.058956	0.000 0.000 0.000 0.000 0.000 0.000 30,985.556 156,980.896 200,661.259 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2016 2015	$9.505430 $9.999511	$9.936436 $9.505430	0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.522459 $1.580804 $1.574803 $1.465859 $1.388767 $1.377141 $1.286970 $1.046217 $1.351352 $1.293240	$1.564751 $1.522459 $1.580804 $1.574803 $1.465859 $1.388767 $1.377141 $1.286970 $1.046217 $1.351352	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.581726 $1.645501 $1.643102 $1.533280 $1.456240 $1.448252 $1.356226 $1.105362 $1.431771 $1.373273	$1.620712 $1.581726 $1.645501 $1.643102 $1.533280 $1.456240 $1.448252 $1.356226 $1.105362 $1.431771	22,581.536 207,770.812 872,546.886 1,052,504.997 1,462,925.058 1,390,411.612 642,059.029 479,146.755 316,733.905 214,126.184
TA Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.630257 $1.692280 $1.676970 $1.346223 $1.217246 $1.310081 $1.160190 $0.909787 $1.534391 $1.449726	$1.698829 $1.630257 $1.692280 $1.676970 $1.346223 $1.217246 $1.310081 $1.160190 $0.909787 $1.534391	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Growth - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.908353 $1.984722 $1.972381 $1.588650 $1.439076 $1.553408 $1.379306 $1.083908 $1.831726 $1.734202	$1.983819 $1.908353 $1.984722 $1.972381 $1.588650 $1.439076 $1.553408 $1.379306 $1.083908 $1.831726	0.000 0.000 0.000 0.000 0.000 166,087.433 166,087.433 166,087.433 166,087.433 4,402.056
TA Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.631085 $1.698384 $1.685606 $1.437351 $1.322564 $1.373976 $1.240775 $0.985584 $1.492329 $1.409255	$1.707219 $1.631085 $1.698384 $1.685606 $1.437351 $1.322564 $1.373976 $1.240775 $0.985584 $1.492329	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.821144 $1.901848 $1.889829 $1.616089 $1.490698 $1.552816 $1.406322 $1.119595 $1.699284 $1.608453	$1.900901 $1.821144 $1.901848 $1.889829 $1.616089 $1.490698 $1.552816 $1.406322 $1.119595 $1.699284	0.000 0.000 374,186.606 557,161.033 2,157,604.869 2,539,634.867 2,818,638.699 4,797,561.409 3,777,940.203 3,625,069.354

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.601730 $1.667707 $1.652027 $1.481721 $1.378467 $1.395050 $1.286654 $1.036230 $1.424937 $1.343815	$1.661047 $1.601730 $1.667707 $1.652027 $1.481721 $1.378467 $1.395050 $1.286654 $1.036230 $1.424937	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.723312 $1.798877 $1.784689 $1.604492 $1.497127 $1.519577 $1.404545 $1.133012 $1.562871 $1.476927	$1.781899 $1.723312 $1.798877 $1.784689 $1.604492 $1.497127 $1.519577 $1.404545 $1.133012 $1.562871	375,518.490 696,420.975 3,003,695.732 4,015,501.530 3,989,524.368 4,035,529.834 1,519,389.463 1,155,574.690 761,185.063 658,939.489
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.875662 $1.980626 $1.797527 $1.404961 $1.280286 $1.268583 $1.169286 $1.044240 $1.608082 $1.564629	$2.117401 $1.875662 $1.980626 $1.797527 $1.404961 $1.280286 $1.268583 $1.169286 $1.044240 $1.608082	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.223573 $2.353796 $2.140654 $1.677234 $1.531880 $1.522005 $1.406606 $1.259233 $1.944314 $1.897007	$2.503067 $2.223573 $2.353796 $2.140654 $1.677234 $1.531880 $1.522005 $1.406606 $1.259233 $1.944314	40,756.198 0.000 6,929.060 7,392.326 7,516.264 7,614.800 84,711.251 43,022.991 6,575.175 34,991.636
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998538	$10.442962	0.000
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.433665 $1.477608 $1.479690 $1.317636 $1.220978 $1.293642 $1.200822 $1.000000	$1.472592 $1.433665 $1.477608 $1.479690 $1.317636 $1.220978 $1.293642 $1.200822	155,684.323 155,684.323 2,113,418.815 4,508,171.347 4,851,653.380 4,920,778.203 2,509,430.647 329,123.084
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2016 2015 2014	$9.395511 $9.903806 $9.998534	$9.264104 $9.395511 $9.903806	0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10, 2014	2016 2015 2014	$9.199535 $9.863908 $9.998534	$9.020236 $9.199535 $9.863908	0.000 0.000 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998538	$10.127373	0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998538	$10.196412	0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.619910 $1.651132 $1.599752 $1.449592 $1.341484 $1.316306 $1.204569 $1.000000	$1.669441 $1.619910 $1.651132 $1.599752 $1.449592 $1.341484 $1.316306 $1.204569	0.000 87,420.603 453,042.666 555,920.279 542,557.983 451,178.901 100,482.327 4,150.862
TA Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.459987 $2.519433 $2.258442 $2.212882 $1.798690 $1.942441 $1.709535 $1.304410 $2.304749 $2.515119	$2.431716 $2.459987 $2.519433 $2.258442 $2.212882 $1.798690 $1.942441 $1.709535 $1.304410 $2.304749	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.441262 $2.507069 $2.252712 $2.211273 $1.801333 $1.950932 $1.722493 $1.318381 $2.334170 $2.552750	$2.408265 $2.441262 $2.507069 $2.252712 $2.211273 $1.801333 $1.950932 $1.722493 $1.318381 $2.334170	0.000 0.000 12,838.680 13,221.426 12,929.918 13,142.175 0.000 0.000 0.000 6,036.768
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.982472 $1.019382 $1.045988 $0.946795 $0.856962 $0.943458 $0.871200 $0.685764 $1.096293 $1.028754	$0.975536 $0.982472 $1.019382 $1.045988 $0.946795 $0.856962 $0.943458 $0.871200 $0.685764 $1.096293	0.000 0.000 69,347.377 104,393.427 215,490.378 413,116.394 450,242.097 1,232,088.909 1,234,845.793 986,828.043
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.176953 $1.196678 $1.129764 $0.966310 $0.874486 $0.998105 $0.985496 $0.986567	$1.203823 $1.176953 $1.196678 $1.129764 $0.966310 $0.874486 $0.998105 $0.985496	0.000 0.000 19,744.623 24,420.563 27,559.317 28,276.107 0.000 0.000
TA Janus Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.766983 $1.894113 $1.927933 $1.410517 $1.316497 $1.436545 $1.092131 $0.692441 $1.312530 $1.090551	$1.700344 $1.766983 $1.894113 $1.927933 $1.410517 $1.316497 $1.436545 $1.092131 $0.692441 $1.312530	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.241343 $2.408449 $2.458228 $1.802560 $1.687128 $1.845080 $1.406099 $0.893953 $1.699228 $1.415249	$2.151100 $2.241343 $2.408449 $2.458228 $1.802560 $1.687128 $1.845080 $1.406099 $0.893953 $1.699228	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Jennison Growth - Initial Class Subaccount Inception Date November 18, 1996	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.094749 $1.914192 $1.772192 $1.310124 $1.152141 $1.180264 $1.070273 $0.772700 $1.248820 $1.140144	$2.023888 $2.094749 $1.914192 $1.772192 $1.310124 $1.152141 $1.180264 $1.070273 $0.772700 $1.248820	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Jennison Growth - Service Class Subaccount Inception Date November 18, 1996	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.574459 $2.358715 $2.187072 $1.621594 $1.430495 $1.467518 $1.334166 $0.965373 $1.562727 $1.429758	$2.480961 $2.574459 $2.358715 $2.187072 $1.621594 $1.430495 $1.467518 $1.334166 $0.965373 $1.562727	0.000 0.000 5,097.573 5,438.389 5,542.167 5,614.823 51,783.276 0.000 0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.048770 $1.064092 $1.030658 $1.072035 $1.041900 $1.000000	$1.051509 $1.048770 $1.064092 $1.030658 $1.072035 $1.041900	8,674.824 22,416.240 29,000.311 30,637.883 31,460.581 39,765.449
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 2, 1997	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.877039 $1.912244 $1.704831 $1.309645 $1.145963 $1.157996 $1.023504 $0.804014 $1.306535 $1.272441	$2.053257 $1.877039 $1.912244 $1.704831 $1.309645 $1.145963 $1.157996 $1.023504 $0.804014 $1.306535	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 1, 1997	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.179852 $2.226990 $1.989207 $1.532527 $1.343951 $1.361635 $1.206866 $0.950074 $1.548137 $1.511147	$2.379559 $2.179852 $2.226990 $1.989207 $1.532527 $1.343951 $1.361635 $1.206866 $0.950074 $1.548137	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$2.038479 $2.138000 $1.892795 $1.465660 $1.241043 $1.241848 $1.029290 $0.985150	$2.288422 $2.038479 $2.138000 $1.892795 $1.465660 $1.241043 $1.241848 $1.029290	11,766.701 12,010.102 12,713.690 12,903.594 0.000 0.000 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.107570 $1.132050 $1.084328 $1.048376 $0.993167 $1.000000	$1.133652 $1.107570 $1.132050 $1.084328 $1.048376 $0.993167	78,379.160 649,811.483 1,562,743.435 1,731,750.813 1,570,235.919 1,019,436.446
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2016 2015 2014 2013 2012	$1.108963 $1.152857 $1.081846 $1.006923 $1.000000	$1.082106 $1.108963 $1.152857 $1.081846 $1.006923	0.000 238,718.417 284,919.626 300,424.072 243,371.146
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2016 2015 2014 2013 2012	$1.152775 $1.209192 $1.137899 $1.001982 $1.000000	$1.121255 $1.152775 $1.209192 $1.137899 $1.001982	0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.169522 $1.212022 $1.180148 $1.078133 $1.012608 $1.015898 $0.934286 $0.816191 $1.000000	$1.192009 $1.169522 $1.212022 $1.180148 $1.078133 $1.012608 $1.015898 $0.934286 $0.816191	396,435.381 929,536.946 1,457,154.460 1,701.228.688 1,478,715.193 991,746.200 523,300.802 428,511.404 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.212187 $1.242554 $1.201927 $1.138517 $1.087169 $1.072639 $0.997901 $0.999951	$1.239334 $1.212187 $1.242554 $1.201927 $1.138517 $1.087169 $1.072639 $0.997901	0.000 25,607.456 89,314.337 120,536.700 121,320.498 64,459.130 31,248.854 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.162960 $1.227019 $1.201404 $1.029644 $0.939702 $0.967555 $0.871619 $0.720336 $1.000000	$1.195791 $1.162960 $1.227019 $1.201404 $1.029644 $0.939702 $0.967555 $0.871619 $0.720336	41,246.110 42,675.901 422,795.257 530,309.162 554,724.841 417,867.472 199,546.838 38,496.677 0.000
TA Market Participation Strategy - Service Class Subaccount inception date September 17, 2012	2016 2015 2014 2013 2012	$1.120037 $1.178397 $1.110286 $0.988910 $1.000000	$1.146062 $1.120037 $1.178397 $1.110286 $0.988910	94,453.172 197,726.172 657,586.921 183,567.041 80,643.930

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA MFS International Equity - Initial Class Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.587482 $1.614836 $1.733620 $1.494444 $1.245517 $1.409677 $1.298712 $0.996430 $1.567689 $1.462224	$1.560710 $1.587482 $1.614836 $1.733620 $1.494444 $1.245517 $1.409677 $1.298712 $0.996430 $1.567689	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA MFS International Equity - Service Class Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.987147 $2.027842 $2.182426 $1.886504 $1.575925 $1.786830 $1.649029 $1.269470 $2.005032 $1.875035	$1.949498 $1.987147 $2.027842 $2.182426 $1.886504 $1.575925 $1.786830 $1.649029 $1.269470 $2.005032	7,330.169 36,168.534 34,782.902 33,930.685 0.000 0.000 0.000 4,773.296 4,738.798 8,405.138
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.215735 $2.017767 $1.937758 $1.330605 $1.172387 $1.267018 $1.012124 $0.805520 $1.288745 $1.298625	$2.127400 $2.215735 $2.017767 $1.937758 $1.330605 $1.172387 $1.267018 $1.012124 $0.805520 $1.288745	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.690595 $2.457615 $2.364977 $1.627962 $1.438676 $1.557811 $1.247848 $0.995802 $1.597549 $1.614131	$2.576982 $2.690595 $2.457615 $2.364977 $1.627962 $1.438676 $1.557811 $1.247848 $0.995802 $1.597549	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.050411 $2.082857 $1.913500 $1.649495 $1.491839 $1.459709 $1.197206 $0.964991 $1.453333 $1.302425	$2.172871 $2.050411 $2.082857 $1.913500 $1.649495 $1.491839 $1.459709 $1.197206 $0.964991 $1.453333	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.079569 $2.118340 $1.951598 $1.687164 $1.528234 $1.499432 $1.232127 $0.995965 $1.503827 $1.350408	$2.198917 $2.079569 $2.118340 $1.951598 $1.687164 $1.528234 $1.499432 $1.232127 $0.995965 $1.503827	0.000 0.000 130,736.406 168,036.301 148,104.419 187,042.023 36,855.958 25,360.941 49,904.397 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.014555 $1.059810 $1.000532 $0.910655 $0.918114 $0.967578 $1.020318 $0.998154	$1.050282 $1.014555 $1.059810 $1.000532 $0.910655 $0.918114 $0.967578 $1.020318	123,102.769 310,667.526 321,533.069 335,183.838 192,153.525 0.000 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$0.972369 $1.010869 $0.946497 $0.890882 $0.893389 $0.982753 $1.022067 $0.997261	$1.002773 $0.972369 $1.010869 $0.946497 $0.890882 $0.893389 $0.982753 $1.022067	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$0.972537 $1.025485 $0.981209 $0.855161 $0.864655 $0.995864 $1.020987 $0.996392	$1.001935 $0.972537 $1.025485 $0.981209 $0.855161 $0.864655 $0.995864 $1.020987	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.504156 $1.520743 $1.478995 $1.544955 $1.462495 $1.400929 $1.330428 $1.167202 $1.222403 $1.142296	$1.517706 $1.504156 $1.520743 $1.478995 $1.544955 $1.462495 $1.400929 $1.330428 $1.167202 $1.222403	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.361177 $1.378556 $1.345012 $1.408160 $1.335805 $1.283433 $1.221804 $1.074549 $1.128642 $1.056081	$1.370256 $1.361177 $1.378556 $1.345012 $1.408160 $1.335805 $1.283433 $1.221804 $1.074549 $1.128642	80,400.807 269,875.558 531,521.246 717,634.147 987,772.481 1,094,332.710 626,939.281 354,748.368 126,990.968 60,754.715
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 2, 2011	2016 2015 2014 2013 2012 2011	$0.956708 $1.002677 $0.987371 $1.111260 $1.064340 $1.000000	$0.975570 $0.956708 $1.002677 $0.987371 $1.111260 $1.064340	5,392.659 123,008.128 166,405.321 202,966.337 206,154.591 37,534.136
TA ProFunds UltraBear Fund - Service Class OAM Subaccount Inception Date May 1, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$0.078994 $0.086744 $0.118656 $0.220060 $0.317488 $0.403747 $0.561223 $1.000000	$0.059293 $0.078994 $0.086744 $0.118656 $0.220060 $0.317488 $0.403747 $0.561223	0.000 0.000 73,811.066 64,779.831 353,544.427 408,835.485 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.053501 $1.098391 $1.079252 $1.026124 $0.978354 $1.000000	$1.062323 $1.053501 $1.098391 $1.079252 $1.026124 $0.978354	0.000 0.000 167,374.816 420,583.623 487,641.524 441,867.292
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.066043 $1.161109 $1.145081 $1.000532 $0.918066 $1.000000	$1.067840 $1.066043 $1.161109 $1.145081 $1.000532 $0.918066	0.000 22,690.328 33,933.819 35,364.581 45,712.780 12,302.604
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.065181 $1.132814 $1.112966 $1.019665 $0.958587 $1.000000	$1.069244 $1.065181 $1.132814 $1.112966 $1.019665 $0.958587	387,179.807 896,705.199 1,103,594.005 989,870.995 385,688.106 108,916.216
TA Small/Mid Cap Value - Initial Class(5) Subaccount Inception Date May 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$3.207683 $3.349588 $3.240572 $2.419989 $2.116896 $2.213754 $1.728017 $1.228326 $2.114769 $1.726024	$3.816822 $3.207683 $3.349588 $3.240572 $2.419989 $2.116896 $2.213754 $1.728017 $1.228326 $2.114769	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Small Mid Cap Value - Service Class(5) Subaccount Inception Date May 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.693315 $1.772248 $1.719330 $1.286608 $1.128808 $1.182908 $0.925936 $0.659621 $1.000000	$2.009543 $1.693315 $1.772248 $1.719330 $1.286608 $1.128808 $1.182908 $0.925936 $0.659621	14,238.479 14,285.478 77,026.911 78,910.042 2,389.680 2,876.597 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.515985 $2.500430 $2.388972 $1.688023 $1.485472 $1.486982 $1.126075 $0.826476 $1.319913 $1.225996	$2.748954 $2.515985 $2.500430 $2.388972 $1.688023 $1.485472 $1.486982 $1.126075 $0.826476 $1.319913	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 28,005.748
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$3.175305 $3.164286 $3.031938 $2.147901 $1.894745 $1.900032 $1.442802 $1.061784 $1.699765 $1.583665	$3.462491 $3.175305 $3.164286 $3.031938 $2.147901 $1.894745 $1.900032 $1.442802 $1.061784 $1.699765	0.000 0.000 3,524.005 3,759.613 3,825.558 3,875.708 0.000 1,665,.891 1,654.046 23,886.070

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Torray Concentrated Growth - Initial Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.059052 $2.129636 $1.970963 $1.507453 $1.310268 $1.364748 $1.165796 $0.816158 $1.434654 $1.336957	$2.159028 $2.059052 $2.129636 $1.970963 $1.507453 $1.310268 $1.364748 $1.165796 $0.816158 $1.434654	v 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.216467 $2.298568 $2.132121 $1.634299 $1.424230 $1.487513 $1.273847 $0.893804 $1.574465 $1.471367	$2.318400 $2.216467 $2.298568 $2.132121 $1.634299 $1.424230 $1.487513 $1.273847 $0.893804 $1.574465	16,331.214 32,974.129 34,871.344 36,341.678 0.000 0.000 47,130.807 49,221.949 52,346.622 48,776.277
TA TS&W International Equity - Initial Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.627899 $1.635677 $1.756187 $1.437792 $1.253779 $1.489191 $1.397487 $1.130128 $1.880996 $1.656541	$1.616423 $1.627899 $1.635677 $1.756187 $1.437792 $1.253779 $1.489191 $1.397487 $1.130128 $1.880996	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.931816 $1.946365 $2.094079 $1.718178 $1.502319 $1.790060 $1.684119 $1.364159 $2.278505 $2.012367	$1.912281 $1.931816 $1.946365 $2.094079 $1.718178 $1.502319 $1.790060 $1.684119 $1.364159 $2.278505	0.000 0.000 0.000 0.000 0.000 0.000 12,310.277 11,999.643 12,671.094 11,363.858
TA WMC US Growth - Initial Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.099729 $2.000540 $1.833024 $1.408682 $1.267286 $1.340066 $1.157925 $0.912395 $1.720380 $1.506227	$2.120688 $2.099729 $2.000540 $1.833024 $1.408682 $1.267286 $1.340066 $1.157925 $0.912395 $1.720380	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.275825 $2.173134 $1.996020 $1.537808 $1.387204 $1.469877 $1.273661 $1.005909 $1.902647 $1.669256	$2.292499 $2.275825 $2.173134 $1.996020 $1.537808 $1.387204 $1.469877 $1.273661 $1.005909 $1.902647	0.000 0.000 10,970.142 11,703.584 11,909.319 12,065.453 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Growth and Income Portfolio – Class B(2) Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.633456 $1.635443 $1.519616 $1.146547 $0.993144 $0.950792 $0.855967 $0.722264 $1.236841 $1.197896	$1.786667 $1.633456 $1.635443 $1.519616 $1.146547 $0.993144 $0.950792 $0.855967 $0.722264 $1.236841	1,563,218.510 1,373,301.680 1,688,988.414 1,856,868.991 1,757,989.773 1,700,473.585 1,861,372.354 2,122,408.122 2,171,260.972 2,551,626.402
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.452676 $1.330745 $1.187087 $0.879919 $0.765726 $0.807891 $0.746965 $0.553250 $0.933656 $0.834587	$1.464243 $1.452676 $1.330745 $1.187087 $0.879919 $0.765726 $0.807891 $0.746965 $0.553250 $0.933656	844,608.349 897,151.244 1,002,710.012 1,248,802.910 1,423,374.074 2,034,000.483 2,295,332.573 2,179,227.634 2,003,522.399 2,436,112.393
BlackRock Basic Value V.I. Fund Subaccount Inception Date July 3, 1997	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.847834 $3.074981 $2.840605 $2.089154 $1.860343 $1.936582 $1.743381 $1.350022 $2.168287 $2.162738	$3.314505 $2.847834 $3.074981 $2.840605 $2.089154 $1.860343 $1.936582 $1.743381 $1.350022 $2.168287	2,384,399.684 2,535,333.814 3,551,640.042 4,225,254.986 4,572,229.792 5,281,191.429 5,745,328.726 6,262,873.823 6,973,120.937 8,869,508.645
BlackRock Global Allocation V.I. Fund Subaccount Inception Date July 3, 1997	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.558655 $1.594145 $1.585420 $1.402951 $1.291978 $1.359440 $1.254385 $1.050950 $1.324512 $1.149609	$1.598086 $1.558655 $1.594145 $1.585420 $1.402951 $1.291978 $1.359440 $1.254385 $1.050950 $1.324512	3,131,281.542 3,500,857.158 4,529,923.755 5,039,841.505 5,271,910.667 5,992,438.852 6,677,682.714 6,747,432.913 6,928,247.505 4,984,558.590
BlackRock High Yield V.I. Fund - Class I Shares Subaccount Inception Date July 3, 1997	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.079072 $2.189572 $2.161063 $2.007092 $1.762348 $1.731892 $1.524554 $0.988496 $1.417432 $1.405554	$2.311739 $2.079072 $2.189572 $2.161063 $2.007092 $1.762348 $1.731892 $1.524554 $0.988496 $1.417432	427,778.838 526,010.214 760,305.094 872,580.536 1,390,416.298 1,012,224.083 1,475,595.470 1,330,553.052 1,189,910.278 1,588,535.326
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.415330 $1.432111 $1.321867 $1.125360 $0.995374 $1.050978 $0.906333 $0.665388 $1.000000	$1.491048 $1.415330 $1.432111 $1.321867 $1.125360 $0.995374 $1.050978 $0.906333 $0.665388	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.960735 $1.982886 $1.803440 $1.398505 $1.222909 $1.277401 $1.109404 $0.831633 $1.473743 $1.275926	$2.080149 $1.960735 $1.982886 $1.803440 $1.398505 $1.222909 $1.277401 $1.109404 $0.831633 $1.473743	3,871,643.635 4,058,851.055 4,639,353.435 4,807,095.572 5,311,677.779 5,407,209.433 6,211,481.160 6,514,540.755 7,320,153.868 7,803,463.099
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.672038 $1.773105 $1.659832 $1.318619 $1.144045 $1.154180 $1.019922 $0.797426 $1.416129 $1.420132	$1.938187 $1.672038 $1.773105 $1.659832 $1.318619 $1.144045 $1.154180 $1.019922 $0.797426 $1.416129	1,465,694.539 1,556,742.834 1,942,436.531 2,140,509.640 2,347,817.852 2,860,028.480 2,972,119.345 3,073,775.832 3,464,818.574 4,022,756.031
Fidelity VIP Growth Opportunities Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.383086 $1.333280 $1.209447 $0.892974 $0.760017 $0.756872 $0.622473 $0.434570 $0.983762 $0.812890	$1.362885 $1.383086 $1.333280 $1.209447 $0.892974 $0.760017 $0.756872 $0.622473 $0.434570 $0.983762	66,581.335 88,412.992 103,370.551 112,289.721 112,696,189 147,345.670 238,573.653 260,184.237 330,377.630 376,867.456
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.461882 $1.388663 $1.270284 $0.948503 $0.842013 $0.855314 $0.701231 $0.556480 $1.072563 $0.860003	$1.447550 $1.461882 $1.388663 $1.270284 $0.948503 $0.842013 $0.855314 $0.701231 $0.556480 $1.072563	496,781.039 556,621.971 849,368.741 1,149,733.375 1,468,758.337 1,989,109.472 2,010,067.107 2,074,648.360 3,106,263.961 3,701,161.263
Fidelity ® VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$3.177820 $3.280512 $3.141854 $2.348232 $2.081674 $2.371228 $1.872854 $1.360897 $2.288481 $2.015076	$3.502575 $3.177820 $3.280512 $3.141854 $2.348232 $2.081674 $2.371228 $1.872854 $1.360897 $2.288481	1,771,467.186 1,922,463.398 2,793,051.437 3,344,982.891 3,694,807.816 4,101,222.583 4,654,611.092 5,030,714.301 5,604,380.075 7,345,990.107
Fidelity ® VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.062340 $2.163329 $2.062537 $1.608870 $1.285903 $1.435540 $1.153874 $0.745622 $1.554448 $1.497211	$2.219253 $2.062340 $2.163329 $2.062537 $1.608870 $1.285903 $1.435540 $1.153874 $0.745622 $1.554448	918,023.696 957,156.867 1,145,355.689 1,423,881.231 1,474,844.851 1,672,248.384 2,012,944.419 2,098,125.549 2,408,691.543 2,966,634.394

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.177078 $1.286048 $1.248360 $1.112603 $1.003030 $0.994830 $0.896617 $0.671488 $0.969437 $1.000000	$1.321708 $1.177078 $1.286048 $1.248360 $1.112603 $1.003030 $0.994830 $0.896617 $0.671488 $0.969437	347,252.096 392,135.684 866,945.379 1,139,663.068 1,521,671.720 1,494,342.217 1,546,752.708 1,172,505.510 492,294.004 265,846.750
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.108754 $1.184412 $1.122806 $0.888968 $0.790262 $0.810942 $0.740603 $0.596665 $0.963492 $1.000000	$1.267217 $1.108754 $1.184412 $1.122806 $0.888968 $0.790262 $0.810942 $0.740603 $0.596665 $0.963492	66,490.339 70,556.395 98,459.987 129,387.559 162,445.651 176,590.191 275,207.510 233,028.197 329,528.318 161,055.483
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2016 2015 2014 2013 2012	$1.456690 $1.412186 $1.325774 $0.963057 $1.000000	$1.463449 $1.456690 $1.412186 $1.325774 $0.963057	188,995.939 195,647.628 301,090.121 426,222.785 438,674.766
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.209917 $1.375210 $1.312695 $1.000243 $0.863392 $0.907557 $0.861770 $0.592358 $1.250803 $1.253207	$1.405037 $1.209917 $1.375210 $1.312695 $1.000243 $0.863392 $0.907557 $0.861770 $0.592358 $1.250803	643,636.965 665,170.935 781,847.151 809,078.945 903,302.264 1,254,096.023 1,396,663.258 1,476,482.363 1,283,818.421 1,545,466.435
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.149687 $1.125125 $1.017953 $0.782899 $0.679643 $0.701749 $0.567737 $0.399149 $0.722030 $0.602328	$1.269227 $1.149687 $1.125125 $1.017953 $0.782899 $0.679643 $0.701749 $0.567737 $0.399149 $0.722030	246,164.161 328,517.873 562,288.097 876,386.446 1,296,347.998 1,387,652.354 1,463,003.181 1,846,665.535 1,958,373.044 2,225,609.783
Janus Aspen – Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.861504 $0.897588 $0.850431 $0.674291 $0.571330 $0.674525 $0.592948 $0.438223 $0.806356 $0.748812	$0.863806 $0.861504 $0.897588 $0.850431 $0.674291 $0.571330 $0.674525 $0.592948 $0.438223 $0.806356	1,065,886.412 1,267,106.218 1,503,352.904 1,698,547.902 2,061,462.636 2,967,431.124 3,576,750.919 3,596,813.241 3,312,119.320 4,157,407.081

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen - Perkins Mid Cap Value Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.959720 $2.066364 $1.935092 $1.561949 $1.431772 $1.498603 $1.319144 $1.007811 $1.419475 $1.345127	$2.291991 $1.959720 $2.066364 $1.935092 $1.561949 $1.431772 $1.498603 $1.319144 $1.007811 $1.419475	128,458.497 130,962.915 140,620.011 148,496.476 238,913.299 260,067.667 267,857.509 306,188.003 346,092.828 364,308.232
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.946490 $2.020010 $2.217519 $1.594598 $1.339509 $1.519723 $1.135251 $0.707617 $1.188222 $1.180187	$2.085513 $1.946490 $2.020010 $2.217519 $1.594598 $1.339509 $1.519723 $1.135251 $0.707617 $1.188222	524,714.403 575,723.430 624,599.624 953,058.687 1,240,556.285 1,335,678.966 1,278,669.795 1,105,295.850 404,096.195 766,536.722
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.661689 $1.697276 $1.592426 $1.361906 $1.246795 $1.246334 $1.154449 $0.995840 $1.301938 $1.272166	$1.780648 $1.661689 $1.697276 $1.592426 $1.361906 $1.246795 $1.246334 $1.154449 $0.995840 $1.301938	970,115.892 1,057,742.591 1,272,865.634 1,372,566.597 1,517,775.179 1,797,129.014 1,969,853.215 2,070,128.670 1,943,318.047 2,172,923.406
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.903045 $0.980718 $1.120673 $0.925467 $0.794945 $0.903305 $0.846164 $0.627021 $1.068021 $1.000000	$0.953105 $0.903045 $0.980718 $1.120673 $0.925467 $0.794945 $0.903305 $0.846164 $0.627021 $1.068021	505,112.093 524,366.948 610,259.933 763,274.077 1,044,081.843 1,146,458.518 1,179,806.597 1,202,403.682 801,988.459 687,013.161
TA AB Dynamic Allocation - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.598736 $1.624746 $1.563014 $1.480866 $1.416913 $1.413194 $1.313104 $1.015596 $1.633852 $1.398675	$1.609413 $1.598736 $1.624746 $1.563014 $1.480866 $1.416913 $1.413194 $1.313104 $1.015596 $1.633852	615,776.329 655,098.160 739,990.059 720,627.639 808,433.346 886,725.188 1,167,701.953 1,254,415.304 1,284,436.440 1,790,635.131
TA Aegon Government Money Market - Initial Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.310854 $1.331114 $1.351674 $1.372548 $1.393856 $1.415331 $1.437207 $1.457617 $1.445685 $1.397915	$1.290982 $1.310854 $1.331114 $1.351674 $1.372548 $1.393856 $1.415331 $1.437207 $1.457617 $1.445685	1,483,025.147 5,318,054.373 2,468,938.255 3,235,104.331 3,406,337.102 3,725,450.399 3,718,178.795 4,685,968.758 7,449,066.356 4,314,818.521

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 1, 1998	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.888754 $2.002596 $1.955855 $1.863261 $1.612266 $1.562668 $1.411341 $0.973401 $1.321554 $1.317726	$2.145351 $1.888754 $2.002596 $1.955855 $1.863261 $1.612266 $1.562668 $1.411341 $0.973401 $1.321554	949,399.966 1,015,356.129 1,329,485.418 1,547,587.594 1,660,998.545 1,748,863.132 2,047,782.263 2,266,604.654 2,445,999.993 3,544,923.139
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date May 13, 1994	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.944377 $1.972563 $1.914038 $1.988155 $1.920374 $1.812219 $1.762695 $1.713467 $1.616269 $1.547823	$1.920527 $1.944377 $1.972563 $1.914038 $1.988155 $1.920374 $1.812219 $1.762695 $1.713467 $1.616269	1,804,630.472 1,699,738.893 2,109,164.514 2,292,867.093 2,728,821.687 2,770,039.375 3,521,605.838 4,627,975.789 5,776,293.986 4,339,183.442
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.281906 $1.304063 $1.268199 $1.320708 $1.279064 $1.210634 $1.179574 $1.149598 $1.086878 $1.043482	$1.264155 $1.281906 $1.304063 $1.268199 $1.320708 $1.279064 $1.210634 $1.179574 $1.149598 $1.086878	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.574557 $1.630876 $1.620689 $1.504875 $1.422211 $1.406840 $1.311504 $1.063539 $1.370333 $1.308178	$1.622275 $1.574557 $1.630876 $1.620689 $1.504875 $1.422211 $1.406840 $1.311504 $1.063539 $1.370333	5,495,589.878 6,734,424.545 8,136,905.584 9,734,885.171 11,917,072.171 14,606,781.757 13,742,101.520 15,040,899.409 15,567,910.314 13,422,928.561
TA Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.686002 $1.745847 $1.725805 $1.382019 $1.246526 $1.338317 $1.182285 $0.924844 $1.555945 $1.466466	$1.761244 $1.686002 $1.745847 $1.725805 $1.382019 $1.246526 $1.338317 $1.182285 $0.924844 $1.555945	6,049,164.411 7,188,316.934 7,538,663.178 8,503,758.024 9,304,281.371 11,881,563.276 12,915,360.212 12,561,671.486 13,691,709.559 16,252,271.377
TA Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.686911 $1.752190 $1.734724 $1.475604 $1.354407 $1.403599 $1.264418 $1.001893 $1.513286 $1.425519	$1.769983 $1.686911 $1.752190 $1.734724 $1.475604 $1.354407 $1.403599 $1.264418 $1.001893 $1.513286	10,972,180.724 11,910,013.497 16,445,793.106 18,671,561.527 20,299,044.263 23,179,903.337 26,813,288.877 28,468,057.645 34,506,226.220 40,992,805.054

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.656562 $1.720559 $1.700197 $1.521178 $1.411685 $1.425170 $1.311197 $1.053395 $1.444964 $1.359333	$1.722119 $1.656562 $1.720559 $1.700197 $1.521178 $1.411685 $1.425170 $1.311197 $1.053395 $1.444964	14,072,568.826 14,399,982.318 19,553,237.501 20,140,143.244 21,457,844.935 24,587,764.407 27,790,913.868 29,577,667.104 33,230,966.408 39,120,921.038
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.118380 $2.231428 $2.020167 $1.575106 $1.431801 $1.415251 $1.301266 $1.159255 $1.780789 $1.728379	$2.397260 $2.118380 $2.231428 $2.020167 $1.575106 $1.431801 $1.415251 $1.301266 $1.159255 $1.780789	4,746,318.996 5,199,974.059 6,476,109.401 7,182,310.976 7,966,609.001 8,938,409.803 10,211,734.893 5,458,999.070 2,771,413.991 3,550,983.857
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.457359 $1.498334 $1.496765 $1.329572 $1.229001 $1.298946 $1.202788 $1.000000	$1.500613 $1.457359 $1.498334 $1.496765 $1.329572 $1.229001 $1.298946 $1.202788	6,655,365.564 7,190,548.608 7,847,729.842 8,033,386.498 7,585,863.942 7,841,971.823 7,196,893.882 6,259,351.681
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.369106 $1.392054 $1.345425 $1.216138 $1.122662 $1.098884 $1.003130 $0.993363	$1.414435 $1.369106 $1.392054 $1.345425 $1.216138 $1.122662 $1.098884 $1.003130	173,654.513 308,344.575 194,147.438 230,550.189 198,176.307 273,179.837 151,965.695 1,271.874
TA Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.544176 $2.599253 $2.324264 $2.271788 $1.842018 $1.984355 $1.742145 $1.326025 $2.337148 $2.544168	$2.521111 $2.544176 $2.599253 $2.324264 $2.271788 $1.842018 $1.984355 $1.742145 $1.326025 $2.337148	857,724.429 972,449.339 932,899.285 1,033,471.331 1,081,236.704 1,124,552.294 1,158,668.867 1,327,206.411 1,478,343.484 1,648,326.557
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.006151 $1.041384 $1.065927 $0.962486 $0.869011 $0.954359 $0.879106 $0.690284 $1.100802 $1.030435	$1.001495 $1.006151 $1.041384 $1.065927 $0.962486 $0.869011 $0.954359 $0.879106 $0.690284 $1.100802	287,415.543 298,662.807 329,874.037 402,069.877 397,123.936 428,810.360 553,566.560 440,331.056 304,845.955 564,290.748

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Janus Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.342143 $1.435162 $1.457195 $1.063501 $0.990155 $1.077792 $0.817385 $0.516977 $0.977513 $0.810185	$1.294692 $1.342143 $1.435162 $1.457195 $1.063501 $0.990155 $1.077792 $0.817385 $0.516977 $0.977513	2,506,828.798 2,710,725.485 3,091,298.109 3,504,979.253 4,281,548.667 4,967,079.211 2,012,757.310 2,382,182.992 2,435,360.172 2,874,410.302
TA Jennison Growth - Initial Class Subaccount Inception Date November 18, 1996	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.694922 $1.545022 $1.426888 $1.052271 $0.923096 $0.943307 $0.853301 $0.614547 $0.990767 $0.902320	$1.641615 $1.694922 $1.545022 $1.426888 $1.052271 $0.923096 $0.943307 $0.853301 $0.614547 $0.990767	4,937,736.370 5,331,641.753 7,438,052.351 8,214,700.167 9,049,179.976 10,326,379.411 11,765,307.227 946,294.570 658,625.800 507,888.006
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 2, 1997	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.504757 $2.545469 $2.263797 $1.734769 $1.514214 $1.526348 $1.345756 $1.054565 $1.709461 $1.660747	$2.746628 $2.504757 $2.545469 $2.263797 $1.734769 $1.514214 $1.526348 $1.345756 $1.054565 $1.709461	1,319,200.341 1,472,050.849 1,531,558.277 1,577,565.319 1,806,413.251 2,048,313.716 2,228,936.635 2,257,964.166 2,435,265.545 2,840,765.615
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$2.069369 $2.165064 $1.912054 $1.476936 $1.247505 $1.245265 $1.029587 $0.985157	$2.328816 $2.069369 $2.165064 $1.912054 $1.476936 $1.247505 $1.245265 $1.029587	153,118.089 132,753.001 162,374.939 226,911.822 245,196.885 132,035.488 86,260.691 1,264.976
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2016 2015 2014 2013 2012	$1.119013 $1.160456 $1.086300 $1.008581 $1.000000	$1.094597 $1.119013 $1.160456 $1.086300 $1.008581	196,388.407 116,905.677 131,555.993 150,107.752 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2016 2015 2014 2013 2012	$1.163222 $1.217153 $1.142576 $1.003629 $1.000000	$1.134195 $1.163222 $1.217153 $1.142576 $1.003629	0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.191804 $1.232078 $1.196729 $1.090599 $1.021799 $1.022598 $0.938137 $0.817541 $1.000000	$1.217707 $1.191804 $1.232078 $1.196729 $1.090599 $1.021799 $1.022598 $0.938137 $0.817541	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.230576 $1.258309 $1.214174 $1.147291 $1.092843 $1.075590 $0.998190 $0.999958	$1.261231 $1.230576 $1.258309 $1.214174 $1.147291 $1.092843 $1.075590 $0.998190	245,274.487 334,766.946 385,262.173 343,580.024 96,183.730 175,723.595 85,461.584 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.185152 $1.247349 $1.218305 $1.041556 $0.948214 $0.973918 $0.875203 $0.721522 $1.000000	$1.221601 $1.185152 $1.247349 $1.218305 $1.041556 $0.948214 $0.973918 $0.875203 $0.721522	347,868.508 471,926.595 509,383.430 0.000 0.000 0.000 0.000 0.000 0.000
TA MFS International Equity - Initial Class Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.327723 $1.347272 $1.442818 $1.240712 $1.031495 $1.164590 $1.070292 $0.819162 $1.285611 $1.196166	$1.308538 $1.327723 $1.347272 $1.442818 $1.240712 $1.031495 $1.164590 $1.070292 $0.819162 $1.285611	1,875,911.075 1,914,465.751 2,246,878.086 2,211,077.834 2,317,565.806 2,761,764.696 2,660,038.559 2,607,734.333 2,709,058.347 3,469,114.808
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.295389 $2.085175 $1.997569 $1.368303 $1.202638 $1.296542 $1.033151 $0.820246 $1.309050 $1.315813	$2.209286 $2.295389 $2.085175 $1.997569 $1.368303 $1.202638 $1.296542 $1.033151 $0.820246 $1.309050	1,830,469.127 1,979,018.326 2,376,039.481 2,772,164.276 3,087,620.936 3,219,809.065 3,540,897.929 3,867,565.545 4,194,947.792 5,338,179.952
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.120558 $2.148813 $1.969262 $1.693398 $1.527762 $1.491197 $1.220025 $0.980965 $1.473732 $1.317444	$2.252717 $2.120558 $2.148813 $1.969262 $1.693398 $1.527762 $1.491197 $1.220025 $0.980965 $1.473732	863,113.948 1,187,311.580 1,242,364.475 794,222.176 668,415.213 567,200.231 542,253.110 574,592.539 522,090.058 536,452.447
TA Multi-Managed Balanced - Service Class Subaccount Inception Date April 29, 2010	2016 2015 2014 2013 2012 2011 2010	$1.583661 $1.609223 $1.478906 $1.275378 $1.152398 $1.127907 $1.000000	$1.678653 $1.583661 $1.609223 $1.478906 $1.275378 $1.152398 $1.127907	261,828.152 8,407.823 8,777.969 313,387.741 334,838.440 16,981.697 9,711.289

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.555582 $1.568870 $1.522055 $1.586028 $1.497669 $1.431103 $1.355748 $1.186501 $1.239554 $1.155465	$1.573442 $1.555582 $1.568870 $1.522055 $1.586028 $1.497669 $1.431103 $1.355748 $1.186501 $1.239554	6,237,338.425 6,665,989.341 9,310,794.847 10,543,686.171 12,422,408.451 13,337,857.115 14,641,906.053 15,270,689.091 12,276,340.118 12,733,746.766
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 1 2012	2016 2015 2014 2013 2012	$1.052728 $1.094892 $1.073158 $1.017816 $1.000000	$1.064139 $1.052728 $1.094892 $1.073158 $1.017816	74,967.450 91,688.292 104,975.148 71,606.620 13,229.826
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1 2012	2016 2015 2014 2013 2012	$1.098356 $1.193369 $1.173998 $1.023287 $1.000000	$1.102913 $1.098356 $1.193369 $1.173998 $1.023287	292,167.398 304,821.776 419,471.483 304,005.984 37,400.560
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1 2012	2016 2015 2014 2013 2012	$1.072760 $1.138069 $1.115373 $1.019352 $1.000000	$1.079494 $1.072760 $1.138069 $1.115373 $1.019352	111,516.101 125,062.485 152,305.152 172,112.504 53,537.540
TA Small/Mid Cap Value - Initial Class(5) Subaccount Inception Date May 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$9.979998 $10.395898 $10.032821 $7.473906 $6.521686 $6.803386 $5.297572 $3.756418 $6.451355 $5.252437	$11.904337 $9.979998 $10.395898 $10.032821 $7.473906 $6.521686 $6.803386 $5.297572 $3.756418 $6.451355	292,408.997 320,767.873 446,209.818 502,888.858 541,989.026 636,878.737 737,945.900 837,110.316 953,374.966 1,228,409.404
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.903885 $1.887462 $1.798902 $1.267967 $1.113058 $1.111455 $0.839620 $0.614725 $0.979320 $0.907388	$2.085271 $1.903885 $1.887462 $1.798902 $1.267967 $1.113058 $1.111455 $0.839620 $0.614725 $0.979320	2,251,409.072 2,522,770.460 2,960,564.911 3,271,491.058 3,416,358.503 3,655,973.198 3,982,648.012 4,541,528.679 5,034,266.028 6,278,776.700
TA Torray Concentrated Growth - Initial Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$5.365073 $5.535345 $5.110340 $3.898954 $3.380587 $3.512499 $2.993078 $2.090260 $3.665209 $3.407182	$5.639378 $5.365073 $5.535345 $5.110340 $3.898954 $3.380587 $3.512499 $2.993078 $2.090260 $3.665209	826,530.938 965,013.912 1,118,071.123 1,267,908.510 1,403,245.864 1,574,907.358 1,782,397.216 2,030,235.915 909,559.562 1,144,643.573

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA TS&W International Equity - Initial Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.036944 $2.041637 $2.186659 $1.785829 $1.553426 $1.840568 $1.722988 $1.389928 $2.307695 $2.027316	$2.027538 $2.036944 $2.041637 $2.186659 $1.785829 $1.553426 $1.840568 $1.722988 $1.389928 $2.307695	1,294,499.306 1,399,776.707 1,483,391.258 1,469,363.854 1,679,447.214 1,866,215.885 2,040,372.325 2,304,287.513 3,256,334.620 4,273,467.489
TA WMC US Growth - Initial Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.330223 $1.264269 $1.155555 $0.885855 $0.794965 $0.838555 $0.722797 $0.568132 $1.068609 $0.933273	$1.346805 $1.330223 $1.264269 $1.155555 $0.885855 $0.794965 $0.838555 $0.722797 $0.568132 $1.068609	7,282,275.052 7,861,696.394 9,970,654.940 11,134,549.250 12,412,981.949 14,356,433.175 9,392,431.626 10,358,560.405 11,160,474.354 13,630,299.889

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.713282 $1.720152 $1.633275 $1.428555 $1.281555 $1.344388 $1.239595 $1.012991 $1.000000	$1.759585 $1.713282 $1.720152 $1.633275 $1.428555 $1.281555 $1.344388 $1.239595 $1.012991	163,564.375 133,703.144 178,147.099 1,614,032.533 1,605,561.448 1,614,981.558 15,912.070 15,061.478 0.000
AB Growth and Income Portfolio – Class B Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.645299 $1.646494 $1.529132 $1.153153 $0.998373 $0.955329 $0.859625 $0.724993 $1.240900 $1.201232	$1.800503 $1.645299 $1.646494 $1.529132 $1.153153 $0.998373 $0.955329 $0.859625 $0.724993 $1.240900	2,117,044.539 2,384,226.929 2,987,276.645 3,477,410.366 3,634,420.367 3,759,625.547 4,174,226.670 4,710,332.859 5,532,566.570 6,613,881.437
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.463217 $1.339730 $1.194513 $0.884994 $0.769766 $0.811761 $0.750174 $0.555356 $0.936742 $0.836930	$1.475587 $1.463217 $1.339730 $1.194513 $0.884994 $0.769766 $0.811761 $0.750174 $0.555356 $0.936742	990,233.214 1,134,379.347 1,466,058.667 1,724,208.055 1,907,286.677 2,317,891.891 3,103,267.422 3,481,196.973 4,167,733.546 4,835,999.451
American Funds - Asset Allocation FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.585482 $1.591754 $1.537451 $1.265353 $1.108731 $1.114202 $1.008165 $0.989782	$1.704083 $1.585482 $1.591754 $1.537451 $1.265353 $1.108731 $1.114202 $1.008165	882,582.464 836,329.018 814,516.598 807,630.888 797,735.351 609,163.758 169,017.748 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Bond FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.097628 $1.114332 $1.077518 $1.121116 $1.083204 $1.039220 $0.993876 $1.000903	$1.110019 $1.097628 $1.114332 $1.077518 $1.121116 $1.083204 $1.039220 $0.993876	324,291.931 336,237.325 362,605.971 362,002.244 491,085.886 251,691.998 204,791.571 0.000
American Funds - Growth FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.820707 $1.734526 $1.627293 $1.273284 $1.099591 $1.169354 $1.003022 $0.986485	$1.958319 $1.820707 $1.734526 $1.627293 $1.273284 $1.099591 $1.169354 $1.003022	353,952.909 358,608.613 365,719.469 354,071.309 201,985.251 194,143.272 195,026.335 0.000
American Funds - Growth-Income FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.744688 $1.750626 $1.610840 $1.228334 $1.064468 $1.103785 $1.008415 $0.986806	$1.911385 $1.744688 $1.750626 $1.610840 $1.228334 $1.064468 $1.103785 $1.008415	917,115.230 862,412.238 868,222.194 840,315.263 766,964.704 426,414.869 384,249.809 0.000
American Funds - International FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.083310 $1.155097 $1.207941 $1.010962 $0.872941 $1.032876 $0.980531 $0.982915	$1.101801 $1.083310 $1.155097 $1.207941 $1.010962 $0.872941 $1.032876 $0.980531	240,818.716 241,163.910 230,078.169 249,639.484 248,380.705 221,720.076 222,946.286 0.000
BlackRock Basic Value V.I. Fund Subaccount Inception Date July 3, 1997	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.825970 $1.970641 $1.819546 $1.337552 $1.190476 $1.238656 $1.114532 $0.862646 $1.384816 $1.380586	$2.126229 $1.825970 $1.970641 $1.819546 $1.337552 $1.190476 $1.238656 $1.114532 $0.862646 $1.384816	2,894,309.152 3,173,871.329 3,970,436.850 4,433,530.939 4,750,040.425 5,980,457.316 6,755,078.318 7,494,055.454 8,990,938.340 11,218,642.940
BlackRock Global Allocation V.I. Fund Subaccount Inception Date July 3, 1997	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.491536 $2.547015 $2.531818 $2.239319 $2.061177 $2.167746 $1.999243 $1.674181 $2.108943 $1.829535	$2.555812 $2.491536 $2.547015 $2.531818 $2.239319 $2.061177 $2.167746 $1.999243 $1.674181 $2.108943	1,124,032.233 1,243,224.176 1,648,365.819 1,810,421.288 1,880,219.398 2,072,169.371 2,668,120.478 2,834,212.165 3,041,423.440 2,487,311.496

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
BlackRock High Yield V.I. Fund - Class I Shares Subaccount Inception Date July 3, 1997	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.112516 $2.223703 $2.193663 $2.036365 $1.787166 $1.755413 $1.544499 $1.000935 $1.434560 $1.421834	$2.350075 $2.112516 $2.223703 $2.193663 $2.036365 $1.787166 $1.755413 $1.544499 $1.000935 $1.434560	576,975.732 717,797.270 947,962.171 1,085,029.656 1,162,876.596 1,212,498.016 1,391,695.380 1,484,358.831 1,931,837.250 2,377,209.203
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.420685 $1.436821 $1.325572 $1.127958 $0.997180 $1.052371 $0.907083 $0.665606 $1.000000	$1.497436 $1.420685 $1.436821 $1.325572 $1.127958 $0.997180 $1.052371 $0.907083 $0.665606	531,383.806 732,574.689 913,241.885 781,743.571 507,780.887 411,961.190 217,226.673 105,870.318 6,903.621
Fidelity ® VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.350388 $2.375776 $2.159711 $1.673956 $1.463049 $1.527482 $1.325944 $0.993465 $1.759659 $1.522722	$2.494762 $2.350388 $2.375776 $2.159711 $1.673956 $1.463049 $1.527482 $1.325944 $0.993465 $1.759659	1,658,709.528 1,835,532.723 2,345,423.859 2,374,707.175 2,381,988.783 2,824,938.006 3,000,649.359 3,473,488.254 3,843,996.047 4,668,122.751
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.559278 $1.652718 $1.546381 $1.227884 $1.064793 $1.073705 $0.948336 $0.741092 $1.315429 $1.318490	$1.808366 $1.559278 $1.652718 $1.546381 $1.227884 $1.064793 $1.073705 $0.948336 $0.741092 $1.315429	822,729.236 921,351.704 1,150,134.879 1,474,512.978 1,559,097.449 1,963,188.551 1,739,988.752 1,833,860.412 2,013,520.599 2,579,804.883
Fidelity VIP Growth Opportunities Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.782883 $1.717833 $1.557508 $1.149391 $0.977781 $0.973264 $0.800043 $0.558254 $1.263124 $1.043217	$1.757714 $1.782883 $1.717833 $1.557508 $1.149391 $0.977781 $0.973264 $0.800043 $0.558254 $1.263124	65,595.399 69,216.101 102,875.673 130,052.071 132,584.616 158,621.914 178,271.647 308,528.299 364,753.348 466,766.065
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.472532 $1.398090 $1.278281 $0.954001 $0.846465 $0.859417 $0.704251 $0.558594 $1.076102 $0.862415	$1.458811 $1.472532 $1.398090 $1.278281 $0.954001 $0.846465 $0.859417 $0.704251 $0.558594 $1.076102	352,720.165 402,409.969 579,787.206 695,457.134 836,343.150 1,028,982.005 1,069,290.337 995,030.466 1,203,375.750 1,260,798.978

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$3.108034 $3.206887 $3.069829 $2.293268 $2.031945 $2.313438 $1.826305 $1.326417 $2.229383 $1.962071	$3.427340 $3.108034 $3.206887 $3.069829 $2.293268 $2.031945 $2.313438 $1.826305 $1.326417 $2.229383	1,218,997.806 1,351,927.823 1,786,073.870 1,984,503.290 2,210,019.988 2,501,685.094 3,143,431.955 3,523,499.957 3,900,856.348 4,744,079.230
Fidelity ® VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.076295 $2.176892 $2.074441 $1.617356 $1.292052 $1.441694 $1.158245 $0.748075 $1.558794 $1.500649	$2.235368 $2.076295 $2.176892 $2.074441 $1.617356 $1.292052 $1.441694 $1.158245 $0.748075 $1.558794	354,557.542 394,106.706 445,592.933 471,545.838 480,863.370 467,222.482 490,103.326 500,757.274 523,138.822 587,179.555
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount Inception Date November 10, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.708574 $1.852360 $1.832517 $1.506093 $1.329378 $1.374241 $1.267151 $0.990309 $1.000000	$1.898122 $1.708574 $1.852360 $1.832517 $1.506093 $1.329378 $1.374241 $1.267151 $0.990309	445,846.116 487,834.264 492,577.438 485,163.357 457,740.552 404,318.530 214,991.163 175,139.013 0.000
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.182143 $1.290946 $1.252502 $1.115734 $1.005351 $0.996636 $0.897800 $0.672044 $0.969756 $1.000000	$1.328062 $1.182143 $1.290946 $1.252502 $1.115734 $1.005351 $0.996636 $0.897800 $0.672044 $0.969756	458,287.602 478,562.071 794,650.202 850,503.864 954,739.294 926,297.304 890,064.315 464,491.624 284,185.099 59,338.323
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.113519 $1.188922 $1.126523 $0.891475 $0.792094 $0.812424 $0.741580 $0.597154 $0.963806 $1.000000	$1.273279 $1.113519 $1.188922 $1.126523 $0.891475 $0.792094 $0.812424 $0.741580 $0.597154 $0.963806	34,705.089 46,298.000 49,434.351 55,530.059 99,856.044 111,649.022 99,421.868 64,168.906 62,267.782 44,291.616
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2016 2015 2014 2013 2012	$1.459309 $1.414030 $1.326854 $0.963374 $1.000000	$1.466804 $1.459309 $1.414030 $1.326854 $0.963374	33,388.513 35,125.043 36,784.811 38,489.231 40,393.351

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.218110 $1.383838 $1.320284 $1.005530 $0.867529 $0.911460 $0.865048 $0.594311 $1.254298 $1.256087	$1.415242 $1.218110 $1.383838 $1.320284 $1.005530 $0.867529 $0.911460 $0.865048 $0.594311 $1.254298	24,649.088 25,886.926 27,086.744 30,160.603 44,639.689 109,805.625 73,814.945 100,219.982 85,233.588 106,352.586
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.027298 $1.983007 $1.793227 $1.378468 $1.196068 $1.234365 $0.998153 $0.701396 $1.268144 $1.057376	$2.239184 $2.027298 $1.983007 $1.793227 $1.378468 $1.196068 $1.234365 $0.998153 $0.701396 $1.268144	307,454.612 323,088.178 365,069.287 393,145.911 433,963.231 436,620.785 562,924.937 739,292.816 746,676.132 894,630.849
Janus Aspen – Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.072054 $1.116413 $1.057240 $0.837856 $0.709560 $0.837304 $0.735679 $0.543445 $0.999477 $0.927683	$1.075455 $1.072054 $1.116413 $1.057240 $0.837856 $0.709560 $0.837304 $0.735679 $0.543445 $0.999477	656,950.539 749,270.870 877,114.618 927,541.111 960,052.837 1,157,521.578 1,644,546.565 1,758,572.080 1,968,477.364 2,574,377.456
Janus Aspen - Perkins Mid Cap Value Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.983001 $2.089872 $1.956141 $1.578171 $1.445927 $1.512686 $1.330883 $1.016285 $1.430694 $1.355083	$2.320358 $1.983001 $2.089872 $1.956141 $1.578171 $1.445927 $1.512686 $1.330883 $1.016285 $1.430694	111,396.467 116,549.971 151,400.140 152,079.451 214,550.600 249,983.073 255,888.061 270,691.442 287,418.362 381,006.023
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.959687 $2.032692 $2.230349 $1.603039 $1.345938 $1.526253 $1.139562 $0.709950 $1.191553 $1.182905	$2.100680 $1.959687 $2.032692 $2.230349 $1.603039 $1.345938 $1.526253 $1.139562 $0.709950 $1.191553	101,205.179 127,071.248 152,361.912 197,277.007 314,362.876 268,091.733 244,969.021 198,781.102 218,68.461 249,730.902
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.672954 $1.707944 $1.601644 $1.369109 $1.252772 $1.251683 $1.158823 $0.999117 $1.305576 $1.275094	$1.793599 $1.672954 $1.707944 $1.601644 $1.369109 $1.252772 $1.251683 $1.158823 $0.999117 $1.305576	235,862.045 247,627.413 467,104.552 505,711.822 532,273.361 678,861.506 600,796.904 559,663.797 511,326.152 752,412.654

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
State Street Total Return V.I.S. Fund - Class 3(2)(4) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.282542 $1.322097 $1.279657 $1.135198 $1.028571 $1.079477 $1.003804 $0.988814	$1.337839 $1.282542 $1.322097 $1.279657 $1.135198 $1.028571 $1.079477 $1.003804	712,158.695 759,368.599 777,354.712 776,521.084 741,763.831 728,680.382 31,181.884 0.000
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.906912 $0.984435 $1.124370 $0.928048 $0.796770 $0.904935 $0.847271 $0.627531 $1.068371 $1.000000	$0.957660 $0.906912 $0.984435 $1.124370 $0.928048 $0.796770 $0.904935 $0.847271 $0.627531 $1.068371	406,825.325 417,673.189 494,605.213 641,768.493 813,434.676 975,896.490 714,375.258 370,650.298 289,651.599 270,031.224
TA AB Dynamic Allocation - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.609577 $1.634956 $1.572065 $1.488696 $1.423702 $1.419261 $1.318102 $1.018964 $1.638459 $1.401918	$1.621121 $1.609577 $1.634956 $1.572065 $1.488696 $1.423702 $1.419261 $1.318102 $1.018964 $1.638459	155,650.573 174,567.930 234,497.845 242,883.650 397,529.139 412,521.193 535,988.454 543,850.632 548,946.932 605,229.014
TA AB Dynamic Allocation - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.607957 $1.638943 $1.578948 $1.499370 $1.438604 $1.436219 $1.335549 $1.033496 $1.665133 $1.428939	$1.615777 $1.607957 $1.638943 $1.578948 $1.499370 $1.438604 $1.436219 $1.335549 $1.033496 $1.665133	1,168,829.532 1,222,508.651 1,132,901.569 1,137,733.695 1,267,651.275 1,248,906.465 357,049.151 3,911.383 6,188.561 5,795.851
TA Aegon Government Money Market - Initial Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.980263 $0.994891 $1.009799 $1.024875 $1.040284 $1.055804 $1.071558 $1.086255 $1.076827 $1.040732	$0.965873 $0.980263 $0.994891 $1.009799 $1.024875 $1.040284 $1.055804 $1.071558 $1.086255 $1.076827	829,038.872 1,166,529.318 1,394,591.898 1,226,861.737 1,074,409.382 1,677,655.484 2,227,947.014 2,123,099.205 4,595,766.036 2,264,561.925
TA Aegon Government Money Market - Service Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.960881 $0.975221 $0.989809 $1.004609 $1.019683 $1.034921 $1.050379 $1.066018 $1.059141 $1.026204	$0.946739 $0.960881 $0.975221 $0.989809 $1.004609 $1.019683 $1.034921 $1.050379 $1.066018 $1.059141	574,346.403 406,772.880 486,299.212 845,669.799 910,258.892 956,971.681 646,367.714 974,815.223 493,516.776 449,997.368

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 1, 1998	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.949661 $2.066151 $2.016924 $1.920489 $1.660953 $1.609061 $1.452521 $1.001309 $1.358779 $1.354161	$2.215635 $1.949661 $2.066151 $2.016924 $1.920489 $1.660953 $1.609061 $1.452521 $1.001309 $1.358779	564,792.475 594,186.265 744,736.774 846,586.853 880,631.395 1,077,888.464 1,187,293.716 1,399,866.031 1,441,658.577 1,683,220.955
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 1, 1998	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.798931 $1.907954 $1.869187 $1.784325 $1.546734 $1.501747 $1.358908 $0.939196 $1.279014 $1.276255	$2.038312 $1.798931 $1.907954 $1.869187 $1.784325 $1.546734 $1.501747 $1.358908 $0.939196 $1.279014	96,626.027 103,566.963 103,206.070 99,287.356 88,835.493 17,913.082 8,716.682 3,098.118 5,068.304 12,706.468
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date May 13,1994	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.412253 $1.432024 $1.388848 $1.441919 $1.392059 $1.313015 $1.276501 $1.240250 $1.169318 $1.119249	$1.395622 $1.412253 $1.432024 $1.388848 $1.441919 $1.392059 $1.313015 $1.276501 $1.240250 $1.169318	2,005,690.183 2,150,647.660 2,714,890.640 2,964,283.385 3,346,874.840 4,361,325.416 4,647,781.996 5,545,491.014 6,347,977.236 5,851,883.207
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 13, 1994	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.271297 $1.292629 $1.256459 $1.307883 $1.265974 $1.197654 $1.166358 $1.136157 $1.073637 $1.030263	$1.254313 $1.271297 $1.292629 $1.256459 $1.307883 $1.265974 $1.197654 $1.166358 $1.136157 $1.073637	686,601.529 762,486.909 583,678.315 612,558.940 848,295.025 924,610.916 453,218.737 327,021.484 245,291.841 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.271297 $1.292629 $1.256459 $1.307833 $1.265974 $1.197654 $1.166358 $1.136157 $1.073637 $1.030263	$1.254313 $1.271297 $1.292629 $1.256459 $1.307833 $1.265974 $1.197654 $1.166358 $1.136157 $1.073637	581,374.325 520,483.484 489,114.185 381,270.355 1,216,399.795 1,629,313.174 1,260,900.453 1,380,784.750 2,584,013.084 289,988.760
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2016 2015	$9.524294 $9.999592	$9.985489 $9.524294	13,902.775 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.585174 $1.641068 $1.630007 $1.512767 $1.428953 $1.412819 $1.316426 $1.067017 $1.374142 $1.311160	$1.634007 $1.585174 $1.641068 $1.630007 $1.512767 $1.428953 $1.412819 $1.316426 $1.067017 $1.374142	3,033,951.448 3,181,964.889 3,804,118.305 5,104,725.401 5,637,549.311 5,614,703.828 6,280,443.002 6,925,793.497 6,080,714.872 3,377,650.452
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.642046 $1.703198 $1.695703 $1.577709 $1.493988 $1.481436 $1.383227 $1.124040 $1.451655 $1.388212	$1.687482 $1.642046 $1.703198 $1.695703 $1.577709 $1.493988 $1.481436 $1.383227 $1.124040 $1.451655	2,510,099.167 2,783,265.624 2,907,154.951 3,179,252.067 3,951,358.412 2,907,540.246 2,930,639.869 2,624,131.818 2,061,585.749 1,062,471.970
TA Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.697443 $1.756820 $1.735793 $1.389338 $1.252508 $1.344067 $1.186779 $0.927903 $1.560311 $1.469855	$1.774062 $1.697443 $1.756820 $1.735793 $1.389338 $1.252508 $1.344067 $1.186779 $0.927903 $1.560311	3,526,079.109 3,699,167.536 4,975,437.106 5,247,076.552 5,424,916.435 5,579,410.352 6,276,321.747 6,853,529.061 7,213,728.325 8,288,659.044
TA Asset Allocation - Growth - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.981080 $2.054290 $2.035490 $1.634649 $1.476365 $1.588963 $1.406723 $1.102193 $1.857109 $1.753024	$2.065486 $1.981080 $2.054290 $2.035490 $1.634649 $1.476365 $1.588963 $1.406723 $1.102193 $1.857109	721,584.395 750,725.762 810,002.501 892,894.083 838,994.825 1,000,047.953 916,228.458 988,652.257 1,292,830.578 1,291,252.831
TA Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.698247 $1.763099 $1.744674 $1.483329 $1.360826 $1.409570 $1.269176 $1.005174 $1.517482 $1.428769	$1.782754 $1.698247 $1.763099 $1.744674 $1.483329 $1.360826 $1.409570 $1.269176 $1.005174 $1.517482	8,355,788.618 8,948,025.361 11,120,782.343 11,497,747.147 11,542,374.826 13,003,328.210 14,063,418.746 13,903,826.398 15,686,853.222 17,739,046.680
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.890619 $1.968581 $1.950369 $1.662940 $1.529364 $1.588408 $1.434311 $1.138519 $1.722889 $1.625969	$1.979234 $1.890619 $1.968581 $1.950369 $1.662940 $1.529364 $1.588408 $1.434311 $1.138519 $1.722889	12,752,446.228 13,929,639.128 15,011,111.703 16,737,844.670 16,498,862.430 16,372,682.244 14,715,311.526 12,160,747.467 8,988,995.3051 6,595,066.326

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.667720 $1.731296 $1.709964 $1.529176 $1.418402 $1.431255 $1.316161 $1.056864 $1.449009 $1.362474	$1.734575 $1.667720 $1.731296 $1.709964 $1.529176 $1.418402 $1.431255 $1.316161 $1.056864 $1.449009	5,092,335.140 5,314,904.075 6,419,689.905 7,318,887.714 7,655,261.220 8,933,168.535 9,966,418.351 9,984,457.528 9,619,220.147 10,947,456.868
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.789020 $1.861964 $1.841824 $1.650977 $1.535934 $1.554379 $1.432464 $1.152124 $1.584543 $1.492972	$1.855297 $1.789020 $1.861964 $1.841824 $1.650977 $1.535934 $1.554379 $1.432464 $1.152124 $1.584543	11,985,616.107 12,953,023.215 13,787,808.887 14,577,659.002 11,633,948.091 9,974,543.915 5,424,597.720 4,184,422.810 2,532,345.456 1,968,150.312
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.925554 $2.027311 $1.834468 $1.429616 $1.298898 $1.283245 $1.179303 $1.050083 $1.612282 $1.564059	$2.180124 $1.925554 $2.027311 $1.834468 $1.429616 $1.298898 $1.283245 $1.179303 $1.050083 $1.612282	4,844,231.870 5,320,972.715 6,670,648.136 7,237,015.648 7,699,227.387 8,537,442.676 9,991,992.107 4,443,852.375 1,684,331.895 2,405,769.569
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.308371 $2.436357 $2.209209 $1.725844 $1.571597 $1.556876 $1.434601 $1.280515 $1.971298 $1.917627	$2.606177 $2.308371 $2.436357 $2.209209 $1.725844 $1.571597 $1.556876 $1.434601 $1.280515 $1.971298	390,507.816 409,966.047 428,570.136 453,439.624 347,499.170 273,048.658 173,447.388 101,250.868 37,754.028 45,315.321
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998780	$10.467150	0.000
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.462132 $1.502498 $1.500189 $1.331962 $1.230599 $1.300004 $1.203183 $1.000000	$1.506266 $1.462132 $1.502498 $1.500189 $1.331962 $1.230599 $1.300004 $1.203183	11,906,040.604 12,879,764.299 13,302,174.283 13,567,397.651 12,981,756.773 12,331,494.186 8,028,328.842 3,215,956.546
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2016 2015 2014	$9.427425 $9.908136 $9.998776	$9.322970 $9.427425 $9.908136	0.000 2,545.702 2,569.045
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10, 2014	2016 2015 2014	$9.230789 $9.868224 $9.998776	9.077556 $9.230789 $9.868224	0.000 0.000 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998780	$10.150822	0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998780	$10.220022	0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.652117 $1.678990 $1.621951 $1.465379 $1.352082 $1.322799 $1.206946 $1.000000	$1.707659 $1.652117 $1.678990 $1.621951 $1.465379 $1.352082 $1.322799 $1.206946	2,524,469.368 2,664,302.598 2,424,334.955 2,568,715.509 1,820,281.367 1,256,977.670 585,586.209 184,223.139
TA Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.561364 $2.615523 $2.337664 $2.283753 $1.850796 $1.992826 $1.748721 $1.330377 $2.343666 $2.550004	$2.539394 $2.561364 $2.615523 $2.337664 $2.283753 $1.850796 $1.992826 $1.748721 $1.330377 $2.343666	238,798.569 250,087.370 297,233.469 316,864.619 223,109.835 217,783.429 218,555.902 233,005.695 323,180.844 395,557.511
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.534309 $2.594954 $2.324820 $2.275322 $1.848023 $1.995615 $1.756760 $1.340633 $2.366536 $2.580481	$2.507402 $2.534309 $2.594954 $2.324820 $2.275322 $1.848023 $1.995615 $1.756760 $1.340633 $2.366536	39,314.081 49,991.274 51,455.130 51,861.037 56,800.744 36,840.607 10,619.259 11,894.652 11,894.652 11,894.652
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.010925 $1.045818 $1.069947 $0.965634 $0.871423 $0.956557 $0.880687 $0.691190 $1.101698 $1.030768	$1.006743 $1.010925 $1.045818 $1.069947 $0.965634 $0.871423 $0.956557 $0.880687 $0.691190 $1.101698	3,018,019.425 3,486,486.910 3,553,162.398 3,679,446.264 2,972,644.825 3,018,639.559 2,775,434.826 2,710,250.999 2,058,899.639 1,124,199.364
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.198427 $1.214922 $1.143599 $0.975267 $0.879968 $1.001403 $0.985842 $0.986575	$1.229400 $1.198427 $1.214922 $1.143599 $0.975267 $0.879968 $1.001403 $0.985842	177,679.689 208,437.833 179,384.188 176,620.904 227,353.715 38,352.643 0.000 0.000
TA Janus Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.351877 $1.444861 $1.466320 $1.069631 $0.995363 $1.082927 $0.820868 $0.518920 $0.980707 $0.812430	$1.304730 $1.351877 $1.444861 $1.466320 $1.069631 $0.995363 $1.082927 $0.820868 $0.518920 $0.980707	1,676,943.867 1,950,550.411 2,560,372.235 2,784,312.552 2,949,236.736 3,440,064.198 2,147,351.979 2,227,234.886 2,453,311.802 2,882,898.695

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.326738 $2.492841 $2.536859 $1.854746 $1.730832 $1.887300 $1.434038 $0.909040 $1.722779 $1.430616	$2.239642 $2.326738 $2.492841 $2.536859 $1.854746 $1.730832 $1.887300 $1.434038 $0.909040 $1.722779	100,959.054 49,731.109 28,170.106 24,790.835 40,744.235 39,498.255 0.000 0.000 0.000 0.000
TA Jennison Growth - Initial Class Subaccount Inception Date November 18, 1996	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.723901 $1.570661 $1.449854 $1.068677 $0.937031 $0.957074 $0.865311 $0.622889 $1.003725 $0.913667	$1.670497 $1.723901 $1.570661 $1.449854 $1.068677 $0.937031 $0.957074 $0.865311 $0.622889 $1.003725	3,689,649.166 4,085,287.999 4,850,391.020 5,375,513.112 5,647,477.262 6,555,990.414 8,349,858.999 857,184.270 869,534.517 961,413.284
TA Jennison Growth - Service Class Subaccount Inception Date November 18, 1996	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.672640 $2.441455 $2.257126 $1.668593 $1.467598 $1.501147 $1.360709 $0.981677 $1.584415 $1.445312	$2.583179 $2.672640 $2.441455 $2.257126 $1.668593 $1.467598 $1.501147 $1.360709 $0.981677 $1.584415	167,156.190 190,859.122 180,240.821 170,320.958 170,174.655 124,150.408 61,974.021 0.000 0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.063340 $1.075685 $1.038815 $1.077338 $1.043947 $1.000000	$1.069250 $1.063340 $1.075685 $1.038815 $1.077338 $1.043947	443,110.948 388,703.549 404,328.470 457,935.662 437,107.998 335,842.314
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 2, 1997	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.625577 $1.651184 $1.467747 $1.124191 $0.980778 $0.988148 $0.870805 $0.682042 $1.105064 $1.073033	$1.783416 $1.625577 $1.651184 $1.467747 $1.124191 $0.980778 $0.988148 $0.870805 $0.682042 $1.105064	722,505.283 773,415.277 881,674.343 1,056,914.532 1,266,381.494 1,446,566.135 1,623,014.681 1,757,942.545 2,081,691.064 2,328,198.579
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 2, 1997	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.262981 $2.305105 $2.052898 $1.576937 $1.378801 $1.392839 $1.230896 $0.966132 $1.569625 $1.527577	$2.477599 $2.262981 $2.305105 $2.052898 $1.576937 $1.378801 $1.392839 $1.230896 $0.966132 $1.569625	0.000 0.000 0.000 0.000 0.000 0.000 144,534.896 144,561.619 115,690.538 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$2.075636 $2.170551 $1.915958 $1.479221 $1.248810 $1.245950 $1.029652 $0.985158	$2.337013 $2.075636 $2.170551 $1.915958 $1.479221 $1.248810 $1.245950 $1.029652	252,753.164 267,714.069 268,437.435 192,764.337 115,305.795 123,456.048 30,955.169 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.122920 $1.144360 $1.092888 $1.053540 $0.995114 $1.000000	$1.152738 $1.122920 $1.144360 $1.092888 $1.053540 $0.995114	1,950,257.163 1,964,402.291 2,108,173.725 2,127,842.538 1,843,429.341 338,865.339
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2016 2015 2014 2013 2012	$1.121033 $1.161974 $1.087191 $1.008908 $1.000000	$1.097116 $1.121033 $1.161974 $1.087191 $1.008908	1,899,559.031 1,940,106.095 440,280.455 452,095.693 247,909.497
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2016 2015 2014 2013 2012	$1.165325 $1.218749 $1.143507 $1.003956 $1.000000	$1.136804 $1.165325 $1.218749 $1.143507 $1.003956	421,262.357 429,673.872 412,263.372 418,332.455 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.196308 $1.236128 $1.200071 $1.093104 $1.023630 $1.023942 $0.938912 $0.817803 $1.000000	$1.222900 $1.196308 $1.236128 $1.200071 $1.093104 $1.023630 $1.023942 $0.938912 $0.817803	5,301,397.992 5,776,009.703 5,692,643.460 4,944,594.904 2,603,105.615 1,539,711.974 353,158.021 180,842.122 50,455.114
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.234284 $1.261475 $1.216626 $1.149041 $1.093979 $1.076184 $0.998250 $0.999959	$1.265649 $1.234284 $1.261475 $1.216626 $1.149041 $1.093979 $1.076184 $0.998250	933,295.049 636,616.200 643,344.074 649,594.428 388,059.878 339,995.079 297,927.343 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.189596 $1.251429 $1.221689 $1.043955 $0.949931 $0.975207 $0.875931 $0.721758 $1.000000	$1.226783 $1.189596 $1.251429 $1.221689 $1.043955 $0.949931 $0.975207 $0.875931 $0.721758	6,104,283.526 6,793,827.389 6,999,032.765 5,525,645.175 4,147,470.062 1,911,246.833 1,481,645.983 984,132.741 47,021.140
TA Market Participation Strategy - Service Class Subaccount inception date September 17, 2012	2016 2015 2014 2013 2012	$1.130959 $1.186379 $1.114515 $0.989747 $1.000000	$1.160654 $1.130959 $1.186379 $1.114515 $0.989747	415,197.755 291,716.178 292,212.209 230,746.871 163,535.672

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA MFS International Equity - Initial Class Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.337305 $1.356328 $1.451799 $1.247826 $1.036898 $1.170113 $1.074829 $0.822222 $1.289772 $1.199432	$1.318628 $1.337305 $1.356328 $1.451799 $1.247826 $1.036898 $1.170113 $1.074829 $0.822222 $1.289772	1,302,823.133 1,348,587.142 1,416,718.567 1,624,005.982 1,555,405.237 1,655,237.760 2,447,601.814 2,778,264.734 3,117,946.535 3,537,634.873
TA MFS International Equity - Service Class Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.062913 $2.098956 $2.252306 $1.941176 $1.616793 $1.827773 $1.681853 $1.290929 $2.032875 $1.895435	$2.029792 $2.062913 $2.098956 $2.252306 $1.941176 $1.616793 $1.827773 $1.681853 $1.290929 $2.032875	160,583.570 157,503.383 157,702.527 152,357.524 76,137.494 47,683.848 25,016.970 29,939.324 29,966.762 67,587.113
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.105354 $1.911596 $1.830377 $1.253160 $1.100883 $1.186252 $0.944805 $0.749723 $1.195923 $1.201509	$2.027381 $2.105354 $1.911596 $1.830377 $1.253160 $1.100883 $1.186252 $0.944805 $0.749723 $1.195923	1,800,658.957 2,098,692.316 2,473,499.611 2,837,315.773 3,104,534.493 3,344,120.411 3,687,908.041 3,983,502.581 4,480,864.692 5,458,188.707
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.793143 $2.543767 $2.440664 $1.675125 $1.475975 $1.593493 $1.272672 $1.012622 $1.619720 $1.631685	$2.683073 $2.793143 $2.543767 $2.440664 $1.675125 $1.475975 $1.593493 $1.272672 $1.012622 $1.619720	0.000 0.000 0.000 0.000 0.000 14,716.394 0.000 0.000 1,035.979 2,671.498
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.134873 $2.162256 $1.980601 $1.702306 $1.535039 $1.497561 $1.224632 $0.984186 $1.477848 $1.320483	$2.269042 $2.134873 $2.162256 $1.980601 $1.702306 $1.535039 $1.497561 $1.224632 $0.984186 $1.477848	156,549.236 105,816.647 90,970.649 82,763.500 83,106.992 79,490.368 59,763.435 123,076.777 149,459.848 86,329.489
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.158875 $2.192635 $2.014092 $1.736065 $1.567872 $1.533791 $1.256654 $1.012797 $1.524707 $1.365103	$2.289500 $2.158875 $2.192635 $2.014092 $1.736065 $1.567872 $1.533791 $1.256654 $1.012797 $1.524707	1,020,085.293 473,472.650 566,136.491 556,859.140 590,437.252 711,629.805 349,539.732 143,067.708 48,440.168 44,531.437

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.033083 $1.075969 $1.012797 $0.919103 $0.923880 $0.970792 $1.020671 $0.998162	$1.072624 $1.033083 $1.075969 $1.012797 $0.919103 $0.923880 $0.970792 $1.020671	546,422.776 446,172.422 454,697.325 463,083.715 194,583.784 23,900.676 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$0.990093 $1.026253 $0.958074 $0.899120 $0.898985 $0.986000 $1.022422 $0.997269	$1.024054 $0.990093 $1.026253 $0.958074 $0.899120 $0.898985 $0.986000 $1.022422	236,229.440 237,535.886 238,849.555 240,170.488 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$0.990242 $1.041082 $0.993201 $0.863059 $0.870065 $0.999152 $1.021338 $0.996400	$1.023180 $0.990242 $1.041082 $0.993201 $0.863059 $0.870065 $0.999152 $1.021338	45,061.746 100,565.924 21,097.870 14,129.704 31,855.175 17,266.757 0.000 0.000
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.566127 $1.578717 $1.530847 $1.594413 $1.504848 $1.437263 $1.360914 $1.190434 $1.243039 $1.158142	$1.584892 $1.566127 $1.578717 $1.530847 $1.594413 $1.504848 $1.437263 $1.360914 $1.190434 $1.243039	3,259,532.006 3,458,340.769 4,578,992.118 5,417,305.109 6,718,467.888 6,814,270.562 7,380,461.081 7,737,509.485 6,288,883.684 5,235,416.103
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.413105 $1.426917 $1.388085 $1.448972 $1.370456 $1.312870 $1.246128 $1.092698 $1.144309 $1.067572	$1.426728 $1.413105 $1.426917 $1.388085 $1.448972 $1.370456 $1.312870 $1.246128 $1.092698 $1.144309	2,263,022.320 2,456,157.473 2,113,099.024 2,406,388.227 2,675,021.207 1,743,323.764 1,109,138.278 358,669.657 18,847.894 18,084.427
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 2, 2011	2016 2015 2014 2013 2012 2011	$0.969976 $1.013587 $0.995180 $1.116750 $1.066426 $1.000000	$0.992025 $0.969976 $1.013587 $0.995180 $1.116750 $1.066426	877,141.579 893,874.597 895,055.339 713,686.857 879,606.325 375,035.353
TA ProFunds UltraBear Fund - Service Class OAM Subaccount Inception Date May 1, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$0.080580 $0.088209 $0.120311 $0.222465 $0.320009 $0.405751 $0.562345 $1.000000	$0.060648 $0.080580 $0.088209 $0.120311 $0.222465 $0.320009 $0.405751 $0.562345	1,705,852.760 954,497.349 440,505.177 186,970.520 793,602.181 500,947.106 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.068120 $1.110358 $1.087784 $1.031189 $0.980272 $1.000000	$1.080245 $1.068120 $1.110358 $1.087784 $1.031189 $0.980272	505,168.859 529,340.283 470,995.455 514,660.404 497,261.743 140,723.627
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.080833 $1.173747 $1.154131 $1.005469 $0.919864 $1.000000	$1.085851 $1.080833 $1.173747 $1.154131 $1.005469 $0.919864	1,025,768.552 1,060,019.509 1,076,533.440 943,875.290 661,202.060 53,195.054
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.079998 $1.145176 $1.121783 $1.024706 $0.960465 $1.000000	$1.087306 $1.079998 $1.145176 $1.121783 $1.024706 $0.960465	1,645,767.365 1,747,030.640 1,933,107.632 1,911,473.492 975.396.672 0.000
TA Small/Mid Cap Value - Initial Class(5) Subaccount Inception Date May 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$3.119845 $3.248260 $3.133265 $2.332960 $2.034727 $2.121571 $1.651190 $1.170249 $2.008812 $1.634690	$3.723252 $3.119845 $3.248260 $3.133265 $2.332960 $2.034727 $2.121571 $1.651190 $1.170249 $2.008812	2,147,893.813 2,334,962.888 3,047,826.037 3,382,205.154 3,886,617.297 4,424,717.054 5,060,894.910 5,844,942.032 6,775,933.114 8,115,613.254
TA Small Mid Cap Value - Service Class(5) Subaccount Inception Date May 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.733541 $1.808991 $1.749794 $1.305548 $1.142030 $1.193232 $0.931271 $0.661472 $1.000000	$2.063341 $1.733541 $1.808991 $1.749794 $1.305548 $1.142030 $1.193232 $0.931271 $0.661472	111,381.929 114,432.052 95,735.687 218,809.957 198,188.611 211,884.015 165,426.183 165,426.183 0.000
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.408523 $2.386574 $2.273471 $1.601682 $1.405318 $1.402607 $1.059041 $0.774981 $1.234015 $1.142815	$2.639294 $2.408523 $2.386574 $2.273471 $1.601682 $1.405318 $1.402607 $1.059041 $0.774981 $1.234015	954,648.755 1,038,869.132 1,374,915.531 1,451,609.353 1,659,894.033 1,852,385.881 2,213,786.727 2,552,564.798 3,042,830.335 3,409,740.837
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$3.296353 $3.275219 $3.128977 $2.210107 $1.943843 $1.943542 $1.471490 $1.079705 $1.723339 $1.600870	$3.605081 $3.296353 $3.275219 $3.128977 $2.210107 $1.943843 $1.943542 $1.471490 $1.079705 $1.723339	83,519.626 84,009.981 84,034.549 81,711.306 50,774.971 40,950.500 10,191.523 11,794.704 12,008.672 43,748.929

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Torray Concentrated Growth - Initial Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.949069 $2.009931 $1.854696 $1.414354 $1.225706 $1.272903 $1.084134 $0.756748 $1.326278 $1.232298	$2.049723 $1.949069 $2.009931 $1.854696 $1.414354 $1.225706 $1.272903 $1.084134 $0.756748 $1.326278	1,754,820.458 1,867,000.359 2,688,909.863 3,190,304.650 3,388,038.468 3,915,442.285 4,252,897.750 4,971,205.622 4,017,111.082 4,397,965.030
TA Torray Concentrated Growth - Service Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.300979 $2.379174 $2.200387 $1.681660 $1.461177 $1.521607 $1.299201 $0.908899 $1.596299 $1.487354	$2.413887 $2.300979 $2.379174 $2.200387 $1.681660 $1.461177 $1.521607 $1.299201 $0.908899 $1.596299	36,986.962 39,813.755 23,489.622 26,306.594 56,971.150 52,889.493 52,891.180 52,893.195 0.000 0.000
TA TS&W International Equity - Initial Class Subaccount Inception Date April 8,1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.396518 $1.399048 $1.497693 $1.222547 $1.062925 $1.258782 $1.177791 $0.949656 $1.575932 $1.383773	$1.390750 $1.396518 $1.399048 $1.497693 $1.222547 $1.062925 $1.258782 $1.177791 $0.949656 $1.575932	911,111.249 992,843.717 1,282,392.389 1,384,132.902 1,545,294.690 1,873,092.703 2,427,269.368 2,762,393.826 3,052,859.508 4,393,893.498
TA TS&W International Equity - Service Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.005435 $2.014574 $2.161065 $1.767918 $1.541241 $1.831042 $1.717602 $1.387180 $2.310106 $2.034237	$1.991011 $2.005435 $2.014574 $2.161065 $1.767918 $1.541241 $1.831042 $1.717602 $1.387180 $2.310106	96,229.563 132,642.601 136,660.275 134,095.696 88,875.080 95,006.937 104,159.386 108,294.523 108,309.969 144,343.441
TA WMC US Growth - Initial Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.733247 $1.646502 $1.504184 $1.152560 $1.033797 $1.089949 $0.939041 $0.737735 $1.386928 $1.210684	$1.755703 $1.733247 $1.646502 $1.504184 $1.152560 $1.033797 $1.089949 $0.939041 $0.737735 $1.386928	3,080,842.986 3,253,788.107 3,857,214.056 4,336,792.156 5,270,878.157 6,076,540.999 4,594,476.867 5,178,358.881 5,886,901.498 6,751,735.113
TA WMC US Growth - Service Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.362526 $2.249285 $2.059879 $1.582325 $1.423142 $1.503523 $1.298972 $1.022880 $1.929018 $1.687384	$2.386846 $2.362526 $2.249285 $2.059879 $1.582325 $1.423142 $1.503523 $1.298972 $1.022880 $1.929018	190,322.030 234,133.296 407,787.931 430,797.194 419,796.943 431,284.402 360,718.946 270,753.172 271,489.935 144,770.017

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Growth and Income Portfolio – Class B Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.669260 $1.668825 $1.548343 $1.166494 $1.008920 $0.964479 $0.867005 $0.730495 $1.249071 $1.207946	$1.828528 $1.669260 $1.668825 $1.548343 $1.166494 $1.008920 $0.964479 $0.867005 $0.730495 $1.249071	326,655.175 271,196.409 319,963.098 333,565.353 329,391.243 367,664.397 381,109.209 409,151.109 459,784.999 490,843.630
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.484577 $1.357955 $1.209558 $0.895253 $0.777914 $0.819539 $0.756619 $0.559572 $0.942925 $0.841626	$1.498610 $1.484577 $1.357955 $1.209558 $0.895253 $0.777914 $0.819539 $0.756619 $0.559572 $0.942925	125,809.346 143,488.180 147,623.824 180,875.193 199,019.114 267,848.462 279,175.214 372,591.904 308,836.388 371,658.355
BlackRock Basic Value V.I. Fund Subaccount Inception Date July 3, 1997	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.926794 $3.155559 $2.910736 $2.137580 $1.900641 $1.975611 $1.775888 $1.373173 $2.202196 $2.193294	$3.411430 $2.926794 $3.155559 $2.910736 $2.137580 $1.900641 $1.975611 $1.775888 $1.373173 $2.202196	1,634,115.584 1,884,795.008 2,094,033.999 2,483,962.148 3,001,816.272 3,409,914.084 3,654,915.019 4,137,757.821 4,629,438.598 5,784,183.207
BlackRock Global Allocation V.I. Fund Subaccount Inception Date July 3, 1997	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.601917 $1.635973 $1.624605 $1.435508 $1.319994 $1.386872 $1.277807 $1.068980 $1.345252 $1.165870	$1.644865 $1.601917 $1.635973 $1.624605 $1.435508 $1.319994 $1.386872 $1.277807 $1.068980 $1.345252	1,771,928.006 1,920,263.344 2,085,453.574 2,370,875.571 2,298,751.523 2,834,696.909 3,001,510.778 3,345,937.541 3,514,370.435 3,524,772.409
BlackRock High Yield V.I. Fund - Class I Shares Subaccount Inception Date July 3, 1997	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.136689 $2.246935 $2.214400 $2.053593 $1.800501 $1.766779 $1.552970 $1.005430 $1.439571 $1.425388	$2.379301 $2.136689 $2.246935 $2.214400 $2.053593 $1.800501 $1.766779 $1.552970 $1.005430 $1.439571	647,882.852 762,977.536 862,052.243 1,089,395.908 1,283,867.069 1,441,614.092 1,560,642.444 1,553,576.479 1,809,443.343 2,151,291.778
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.431488 $1.446312 $1.333014 $1.133170 $1.000796 $1.055143 $0.908581 $0.666047 $1.000000	$1.510306 $1.431488 $1.446312 $1.333014 $1.133170 $1.000796 $1.055143 $0.908581 $0.666047	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.006716 $2.026392 $1.840279 $1.424962 $1.244196 $1.297713 $1.125366 $0.842351 $1.490512 $1.288533	$2.132067 $2.006716 $2.026392 $1.840279 $1.424962 $1.244196 $1.297713 $1.125366 $0.842351 $1.490512	1,439,091.705 1,527,021.734 1,617,899.627 1,640,026.579 1,757,632.563 2,002,521.467 2,145,435.511 2,056,714.078 2,405,376.427 2,383,883.130
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.711280 $1.812038 $1.693777 $1.343597 $1.163980 $1.172556 $1.034630 $0.807737 $1.432302 $1.434215	$1.986592 $1.711280 $1.812038 $1.693777 $1.343597 $1.163980 $1.172556 $1.034630 $0.807737 $1.432302	194,719.718 231,098.740 275,212.093 285,754.852 305,422.657 409,502.380 347,152.514 389,020.966 546,951.557 687,419.385
Fidelity VIP Growth Opportunities Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.415575 $1.362584 $1.234212 $0.909910 $0.773278 $0.768942 $0.631473 $0.994989 $0.994989 $0.820943	$1.396959 $1.415575 $1.362584 $1.234212 $0.909910 $0.773278 $0.768942 $0.631473 $0.440186 $0.994989	71,801.420 73,488.371 84,967.208 86,425.015 89,093.526 91,056.305 92,859.423 94,396.847 94,445.812 97,919.595
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.493940 $1.417026 $1.294325 $0.965031 $0.855411 $0.867643 $0.710288 $0.562844 $1.083210 $0.867250	$1.481473 $1.493940 $1.417026 $1.294325 $0.965031 $0.855411 $0.867643 $0.710288 $0.562844 $1.083210	252,650.376 293,088.124 311,192.370 327,518.495 366,827.016 391,437.778 376,324.216 469,911.027 547,860.455 361,380.996
Fidelity ® VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$3.252434 $3.352574 $3.206127 $2.392732 $2.117979 $2.409019 $1.899892 $1.378498 $2.314639 $2.035076	$3.590105 $3.252434 $3.352574 $3.206127 $2.392732 $2.117979 $2.409019 $1.899892 $1.378498 $2.314639	1,004,402.071 1,064,442.708 1,242,025.219 1,368,659.080 1,478,479.513 1,664,407.876 1,849,968.413 1,820,582.982 1,957,314.993 2,346,268.102
Fidelity ® VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.104508 $2.204293 $2.098481 $1.634493 $1.304448 $1.454089 $1.167052 $0.753024 $1.567541 $1.507568	$2.267966 $2.104508 $2.204293 $2.098481 $1.634493 $1.304448 $1.454089 $1.167052 $0.753024 $1.567541	195,931.953 208,631.705 235,591.138 243,200.234 258,224.932 291,123.880 324,757.038 297,835.132 316,371.947 530,516.239

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.192271 $1.300718 $1.260729 $1.121956 $1.009965 $1.000224 $0.900151 $0.673149 $0.970390 $1.000000	$1.340748 $1.192271 $1.300718 $1.260729 $1.121956 $1.009965 $1.000224 $0.900151 $0.673149 $0.970390	222,788.186 262,690.337 374,070.183 402,683.326 435,282.055 484,284.938 522,432.907 441,537.212 317,349.805 58,007.293
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.123082 $1.197944 $1.133954 $0.896470 $0.795747 $0.815369 $0.743536 $0.598140 $0.964440 $1.000000	$1.285472 $1.123082 $1.197944 $1.133954 $0.896470 $0.795747 $0.815369 $0.743536 $0.598140 $0.964440	34,259.013 49,164.352 50,400.033 59,017.962 83,053.332 109,658.585 115,679.621 115,188.846 49,513.812 29,183.831
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2016 2015 2014 2013 2012	$1.464627 $1.417786 $1.329079 $0.964032 $1.000000	$1.473592 $1.464627 $1.417786 $1.329079 $0.964032	25,844.077 27,411.622 33,034.396 34,597.656 37,965.207
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.234626 $1.401226 $1.335564 $1.016170 $0.875841 $0.919289 $0.871620 $0.598231 $1.261330 $1.261880	$1.435856 $1.234626 $1.401226 $1.335564 $1.016170 $0.875841 $0.919289 $0.871620 $0.598231 $1.261330	73,548.892 76,302.205 83,466.412 111,725.756 116,463.843 122,090.081 103,060.574 212,769.713 220,330.577 288,504.858
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.073099 $1.048619 $0.947333 $0.727505 $0.630620 $0.650168 $0.525230 $0.368713 $0.665981 $0.554748	$1.186408 $1.073099 $1.048619 $0.947333 $0.727505 $0.630620 $0.650168 $0.525230 $0.368713 $0.665981	111,760.819 138,351.679 150,952.632 157,319.292 164,500.348 179,018.916 164,470.170 146,980.894 154,335.965 141,725.995
Janus Aspen – Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.793538 $0.825554 $0.781013 $0.618340 $0.523148 $0.616725 $0.541340 $0.399491 $0.733990 $0.680590	$0.796839 $0.793538 $0.825554 $0.781013 $0.618340 $0.523148 $0.616725 $0.541340 $0.399491 $0.733990	281,849.394 298,038.814 358,018.742 385,014.898 417,262.870 475,875.156 530,380.370 362,438.814 381,303.053 488,167.704

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen - Perkins Mid Cap Value Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.004293 $2.110232 $1.973249 $1.590394 $1.455683 $1.521387 $1.337220 $1.020116 $1.434668 $1.357503	$2.347580 $2.004293 $2.110232 $1.973249 $1.590394 $1.455683 $1.521387 $1.337220 $1.020116 $1.434668	56,008.250 61,961.876 69,719.054 78,036.105 85,062.057 93,448.103 102,120.109 112,547.355 125,924.761 217,362.596
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.986287 $2.058266 $2.256177 $1.620011 $1.358840 $1.539371 $1.148229 $0.714642 $1.198237 $1.188363	$2.131294 $1.986287 $2.058266 $2.256177 $1.620011 $1.358840 $1.539371 $1.148229 $0.714642 $1.198237	127,444.423 158,663.471 166,689.036 174,267.205 213,712.713 243,904.631 191,671.966 161,234.803 131,073.282 177,155.531
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.695613 $1.729374 $1.620152 $1.383572 $1.264757 $1.262412 $1.167604 $1.005703 $1.312887 $1.280957	$1.819679 $1.695613 $1.729374 $1.620152 $1.383572 $1.264757 $1.262412 $1.167604 $1.005703 $1.312887	187,586.397 200,345.390 239,588.106 263,448.902 274,927.432 372,908.467 361,857.133 328,881.147 348,640.074 519,571.732
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.914705 $0.991916 $1.131799 $0.933266 $0.800445 $0.908216 $0.849508 $0.628565 $1.069077 $1.000000	$0.966835 $0.914705 $0.991916 $1.131799 $0.933266 $0.800445 $0.908216 $0.849508 $0.628565 $1.069077	256,178.201 278,336.286 371,699.803 438,510.640 506,366.073 632,758.917 667,859.204 510,659.087 271,646.589 268,805.675
TA AB Dynamic Allocation - Initial Class(5) Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.631372 $1.655467 $1.590224 $1.504417 $1.437321 $1.431436 $1.328102 $1.025677 $1.647615 $1.408357	$1.644687 $1.631372 $1.655467 $1.590224 $1.504417 $1.437321 $1.431436 $1.328102 $1.025677 $1.647615	236,164.013 250,496.278 264,725.794 304,429.015 319,098.188 328,666.265 344,494.972 354,185.810 348,328.744 352,608.197
TA Aegon Government Money Market - Initial Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.347167 $1.365957 $1.384989 $1.404323 $1.424033 $1.443835 $1.463956 $1.482566 $1.468242 $1.417616	$1.328679 $1.347167 $1.365957 $1.384989 $1.404323 $1.424033 $1.443835 $1.463956 $1.482566 $1.468242	1,926,883.029 1,737,465.516 1,977,047.305 2,576,523.386 2,195,015.845 2,718,859.661 3,517,568.155 3,078.096.210 3,540,344.143 3,338,997.333

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 1, 1998	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.938534 $2.052329 $2.001464 $1.903896 $1.644974 $1.592018 $1.435735 $0.988767 $1.340423 $1.334548	$2.205147 $1.938534 $2.052329 $2.001464 $1.903896 $1.644974 $1.592018 $1.435735 $0.988767 $1.340423	486,312.095 504,777.983 614,326.235 697,790.126 755,885.366 817,274.004 931,917.979 1,012,050.720 1,145,148.382 1,421,847.505
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date May 13, 1994	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.995040 $2.020976 $1.958114 $2.030943 $1.958786 $1.845743 $1.792649 $1.740018 $1.638874 $1.567147	$1.973476 $1.995040 $2.020976 $1.958114 $2.030943 $1.958786 $1.845743 $1.792649 $1.740018 $1.638874	1,220,448.605 1,340,523.041 1,708,849.699 1,769,679.933 2,120,593.977 2,257,581.602 2,626,780.708 2,668,465.578 2,423,276.533 2,371,508.665
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.305180 $1.325777 $1.287416 $1.338732 $1.294588 $1.223523 $1.190380 $1.158420 $1.093594 $1.048367	$1.289009 $1.305180 $1.325777 $1.287416 $1.338732 $1.294588 $1.223523 $1.190380 $1.158420 $1.093594	0.000 0.000 0.000 0.000 10,645.516 10,724.426 8,706.897 9,715.008 9,752.928 0.000
TA Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.606754 $1.661765 $1.648938 $1.528836 $1.442720 $1.425031 $1.326496 $1.074117 $1.381913 $1.317265	$1.657884 $1.606754 $1.661765 $1.648938 $1.528836 $1.442720 $1.425031 $1.326496 $1.074117 $1.381913	1,107,881.368 1,364,400.546 1,259,890.987 1,364,339.859 1,673,380.893 1,852,744.971 2,652,875.442 2,501,460.962 2,312,131.447 902,413.974
TA Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.720483 $1.778910 $1.755888 $1.404033 $1.264501 $1.355615 $1.195798 $0.934025 $1.569060 $1.476629	$1.799904 $1.720483 $1.778910 $1.755888 $1.404033 $1.264501 $1.355615 $1.195798 $0.934025 $1.569060	3,419,202.044 3,597,841.267 4,010,983.152 4,361,964.820 4,904,843.257 4,962,931.609 4,846,990.224 4,956,584.794 4,965,914.904 5,233,468.121
TA Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.721340 $1.785308 $1.764902 $1.499056 $1.373886 $1.421687 $1.278814 $1.011811 $1.526006 $1.435364	$1.808773 $1.721340 $1.785308 $1.764902 $1.499056 $1.373886 $1.421687 $1.278814 $1.011811 $1.526006	2,884,659.861 3,055,707.527 3,872,956.824 3,839,338.614 4,313,622.259 5,196,168.491 4,885,136.762 5,078,719.466 5,132,335.078 6,408,855.929

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.690350 $1.753065 $1.729756 $1.545347 $1.431983 $1.443528 $1.326130 $1.063828 $1.457116 $1.368733	$1.759837 $1.690350 $1.753065 $1.729756 $1.545347 $1.431983 $1.443528 $1.326130 $1.063828 $1.457116	2,257,592.030 2,433,581.175 2,968,810.539 3,437,939.053 3,835,522.584 3,705,371.143 3,953,356.832 3,853,227.627 4,059,172.433 4,546,835.569
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.168093 $2.280411 $2.061466 $1.604940 $1.456743 $1.437773 $1.320019 $1.174217 $1.801104 $1.745501	$2.457147 $2.168093 $2.280411 $2.061466 $1.604940 $1.456743 $1.437773 $1.320019 $1.174217 $1.801104	3,904,753.487 4,371,860.632 5,307,134.606 5,883,266.918 6,350,301.800 7,382,495.173 8,200,977.056 3,044,228.719 892,719.178 994,406.305
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.471763 $1.510916 $1.507099 $1.336776 $1.233828 $1.302136 $1.203969 $1.000000	$1.517677 $1.471763 $1.510916 $1.507099 $1.336776 $1.233828 $1.302136 $1.203969	2,250,075.228 2,349,895.259 2,589,014.333 2,312,702.413 2,424,842.397 2,749,647.585 1,599,918.929 708,205.113
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.381506 $1.402594 $1.353599 $1.221728 $1.126149 $1.100689 $1.003303 $0.993367	$1.429347 $1.381506 $1.402594 $1.353599 $1.221728 $1.126149 $1.100689 $1.003303	194,556.443 179,893.649 157,794.034 181,649.693 332,589.922 214,678.813 122,002.568 0.000
TA Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.596169 $2.648444 $2.364755 $2.307934 $1.868540 $2.009964 $1.762024 $1.339169 $2.356813 $2.561764	$2.576425 $2.596169 $2.648444 $2.364755 $2.307934 $1.868540 $2.009964 $1.762024 $1.339169 $2.356813	195,404.575 178,425.665 205,934.944 248,748.246 190,927.730 221,041.025 204,891.130 206,237.116 226,338.791 361,359.348
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.020629 $1.054808 $1.078076 $0.972012 $0.876311 $0.960974 $0.883896 $0.693018 $1.103520 $1.031445	$1.017403 $1.020629 $1.054808 $1.078076 $0.972012 $0.876311 $0.960974 $0.883896 $0.693018 $1.103520	74,860.657 78,894.602 35,122.746 35,196.449 43,020.281 43,318.099 91,196.732 77,970.577 78,058.815 34,646.684

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Janus Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.371566 $1.464469 $1.484756 $1.082014 $1.005894 $1.093306 $0.827922 $0.522860 $0.987189 $0.816984	$1.325029 $1.371566 $1.464469 $1.484756 $1.082014 $1.005894 $1.093306 $0.827922 $0.522860 $0.987189	444,444.096 483,773.702 516,970.112 512,902.105 677,985.419 765,899.224 101,928.872 95,182.932 129,488.095 131,554.363
TA Jennison Growth - Initial Class Subaccount Inception Date November 18, 1996	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.742092 $1.585675 $1.462273 $1.076768 $0.943185 $0.962411 $0.869294 $0.625130 $1.006325 $0.915116	$1.689785 $1.742092 $1.585675 $1.462273 $1.076768 $0.943185 $0.962411 $0.869294 $0.625130 $1.006325	6,141,185.249 6,441,174.596 7,341,459.665 8,159,776.524 9,302,789.190 10,310,494.684 11,142,728.019 2,051,071.106 2,078,752.273 2,226,373.970
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 2, 1997	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.574211 $2.612185 $2.319704 $1.774989 $1.547016 $1.557120 $1.370867 $1.072662 $1.736224 $1.684237	$2.826953 $2.574211 $2.612185 $2.319704 $1.774989 $1.547016 $1.557120 $1.370867 $1.072662 $1.736224	2,149,382.073 2,196,625.373 2,674,035.923 3,144,246.480 3,394,481.895 3,971,674.763 4,231,098.425 4,794,379.991 5,262,273.354 6,002,505.863
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$2.088181 $2.181515 $1.923740 $1.483777 $1.251416 $1.247323 $1.029767 $0.985161	$2.353439 $2.088181 $2.181515 $1.923740 $1.483777 $1.251416 $1.247323 $1.029767	138,618.238 130,232.732 117,373.663 103,992.963 79,774.641 89,184.622 72,711.611 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.205397 $1.244287 $1.206806 $1.098161 $1.027339 $1.026637 $0.940448 $0.818345 $1.000000	$1.233401 $1.205397 $1.244287 $1.206806 $1.098161 $1.027339 $1.026637 $0.940448 $0.818345	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.241745 $1.267846 $1.221569 $1.152583 $1.096261 $1.077372 $0.998364 $0.999962	$1.274558 $1.241745 $1.267846 $1.221569 $1.152583 $1.096261 $1.077372 $0.998364	100,136.306 44,609.758 0.000 4,817.736 4,887.848 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.198641 $1.259696 $1.228546 $1.048774 $0.953385 $0.977792 $0.877381 $0.722243 $1.000000	$1.237328 $1.198641 $1.259696 $1.228546 $1.048774 $0.953385 $0.977792 $0.877381 $0.722243	169,568.453 181,216.007 191,288.342 0.000 0.000 0.000 0.000 0.000 0.000
TA MFS International Equity - Initial Class Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.356820 $1.374775 $1.470090 $1.262298 $1.047888 $1.181344 $1.084084 $0.828492 $1.298322 $1.206202	$1.339186 $1.356820 $1.374775 $1.470090 $1.262298 $1.047888 $1.181344 $1.084084 $0.828492 $1.298322	659,010.989 660,387.086 630,609.679 691,107.848 730,877.450 863,056.457 947,109.447 899,383.022 840,998.843 1,080,513.906
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.349325 $2.131016 $2.038460 $1.394255 $1.223626 $1.317216 $1.048083 $0.830857 $1.324021 $1.328898	$2.264535 $2.349325 $2.131016 $2.038460 $1.394255 $1.223626 $1.317216 $1.048083 $0.830857 $1.324021	209,800.147 240,714.091 260,627.383 242,402.458 278,112.048 425,573.529 457,075.829 618,945.517 724,272.368 940,865.805
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.163870 $2.189471 $2.003550 $1.720340 $1.549757 $1.510448 $1.233952 $0.990695 $1.486147 $1.326575	$2.302130 $2.163870 $2.189471 $2.003550 $1.720340 $1.549757 $1.510448 $1.233952 $0.990695 $1.486147	138,389.286 129,810.524 160,361.732 116,000.476 175,227.883 64,667.093 61,500.591 106,270.010 37,186.755 79,737.490
TA Multi-Managed Balanced - Service Class Subaccount Inception Date April 29. 2010	2016 2015 2014 2013 2012 2011 2010	$1.597024 $1.620403 $1.486983 $1.280456 $1.155257 $1.129037 $1.000000	$1.695316 $1.597024 $1.620403 $1.486983 $1.280456 $1.155257 $1.129037	65,279.863 67,287.993 60,262.963 38,935.035 11,270.133 5,185.256 0.000
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.587343 $1.598537 $1.548550 $1.611259 $1.519235 $1.449581 $1.371221 $1.198265 $1.249982 $1.163454	$1.607936 $1.587343 $1.598537 $1.548550 $1.611259 $1.519235 $1.449581 $1.371221 $1.198265 $1.249982	2,215,506.632 2,311,226.521 2,685,537.911 2,728,240.011 3,129,682.945 3,174,633.832 3,599,315.337 3,296,819.621 2,908,625.119 2,912,389.759

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Small/Mid Cap Value - Initial Class(5) Subaccount Inception Date May 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$10.256879 $10.668525 $10.280692 $7.647247 $6.663030 $6.940581 $5.396438 $3.820872 $6.552295 $5.326698	$12.252662 $10.256879 $10.668525 $10.280692 $7.647247 $6.663030 $6.940581 $5.396438 $3.820872 $6.552295	756,915.096 852,322.099 966,790.140 1,082,926.806 1,204,093.297 1,376,631.504 1,617,241.183 1,885,082.319 2,126,188.632 2,732,082.835
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.948576 $1.928918 $1.835694 $1.291996 $1.132477 $1.129182 $0.851754 $0.622691 $0.990536 $0.916411	$2.137387 $1.948576 $1.928918 $1.835694 $1.291996 $1.132477 $1.129182 $0.851754 $0.622691 $0.990536	733,272.754 775,832.634 811,513.146 849,762.005 974,775.004 1,067,583.519 1,137,578.073 957,571.141 1,047,329.895 1,221,579.823
TA Torray Concentrated Growth - Initial Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$5.513901 $5.680499 $5.236599 $3.989387 $3.453866 $3.583343 $3.048951 $2.126141 $3.722594 $3.455380	$5.804363 $5.513901 $5.680499 $5.236599 $3.989387 $3.453866 $3.583343 $3.048951 $2.126141 $3.722594	826,407.371 920,542.937 1,141,587.289 1,305,222.787 1,731,364.122 1,972,253.340 2,134,346.845 2,233,824.646 1,518,231.808 1,865,984.378
TA TS&W International Equity - Initial Class Subaccount Inception Date April 8,1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.093467 $2.095199 $2.240705 $1.827259 $1.587105 $1.877702 $1.755151 $1.413790 $2.343832 $2.056012	$2.086880 $2.093467 $2.095199 $2.240705 $1.827259 $1.587105 $1.877702 $1.755151 $1.413790 $2.343832	1,564,597.886 1,699,416.186 1,856,822.561 1,989,894.293 2,225,277.534 2,530,274.280 2,784,821.944 3,193,538.526 3,525,932.338 4,160,567.033
TA WMC US Growth - Initial Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.361352 $1.291938 $1.179104 $0.902570 $0.808764 $0.851858 $0.733184 $0.575444 $1.080758 $0.942483	$1.380343 $1.361352 $1.291938 $1.179104 $0.902570 $0.808764 $0.851858 $0.733184 $0.575444 $1.080758	9,845,911.345 10,744,122.784 12,765,863.024 13,781,219.750 15,827,410.641 18,041,358.089 15,414,266.249 14,398,155.023 16,094,928.306 19,179,279.680

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.737579 $1.741112 $1.649925 $1.440290 $1.289515 $1.350083 $1.242394 $1.013273 $1.000000	$1.788036 $1.737579 $1.741112 $1.649925 $1.440290 $1.289515 $1.350083 $1.242394 $1.013273	771,268.199 814,928.473 838,519.045 962,747.698 729,401.430 739,429.087 147,274.400 127,718.867 0.000
AB Growth and Income Portfolio – Class B Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.878317 $1.875968 $1.738808 $1.308696 $1.130799 $1.079926 $0.969833 $0.816323 $1.394446 $1.347197	$2.059550 $1.878317 $1.875968 $1.738808 $1.308696 $1.130799 $1.079926 $0.969833 $0.816323 $1.394446	699,919.596 703,461.815 761,069.713 807,859.297 828,047.487 745,778.142 332,246.843 382,750.199 401,564.078 434,288.805
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.019415 $1.845350 $1.642083 $1.214190 $1.054017 $1.109325 $1.023151 $0.755948 $1.272565 $1.134725	$2.040502 $2.019415 $1.845350 $1.642083 $1.214190 $1.054017 $1.109325 $1.023151 $0.755948 $1.272565	307,356.226 331,458.830 392,386.479 538,723.857 559,724.307 633,847.168 670,003.143 637,984.447 692,656.017 496,877.158
American Funds - Asset Allocation FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.604666 $1.607850 $1.549943 $1.273134 $1.113350 $1.116648 $1.008398 $0.989787	$1.728094 $1.604666 $1.607850 $1.549943 $1.273134 $1.113350 $1.116648 $1.008398	5,399,361.869 4,954,325.745 4,923,822.298 4,980,270.198 5,739,566.478 5,457,608.113 3,296,560.608 6,721.451
American Funds - Bond FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.110913 $1.125609 $1.086297 $1.128027 $1.087721 $1.041503 $0.994105 $1.000908	$1.125662 $1.110913 $1.125609 $1.086297 $1.128027 $1.087721 $1.041503 $0.994105	992,611.341 1,064,676.512 1,199,165.434 1,572,105.989 1,638,608.543 1,057,055.964 430,836.907 0.000
American Funds - Growth FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.842755 $1.752076 $1.640522 $1.281122 $1.104178 $1.171929 $1.003254 $0.986490	$1.985902 $1.842755 $1.752076 $1.640522 $1.281122 $1.104178 $1.171929 $1.003254	684,368.868 710,557.648 670,761.375 683,647.297 541,517.978 333,346.114 13,156.025 0.000
American Funds - Growth-Income FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.765846 $1.768375 $1.623967 $1.235904 $1.068907 $1.106211 $1.008648 $0.986811	$1.938364 $1.765846 $1.768375 $1.623967 $1.235904 $1.068907 $1.106211 $1.008648	405,378.778 377,474.957 313,360.071 327,948.055 174,700.359 85,630.480 24,722.354 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - International FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.096454 $1.166813 $1.217803 $1.017205 $0.876596 $1.035154 $0.980758 $0.982921	$1.117359 $1.096454 $1.166813 $1.217803 $1.017205 $0.876596 $1.035154 $0.980758	483,674.160 529,752.663 500,226.363 490,478.385 431,102.318 354,794.770 10,714.306 0.000
BlackRock Basic Value V.I. Fund Subaccount Inception Date July 3, 1997	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.911936 $2.059349 $1.897696 $1.392250 $1.236708 $1.284217 $1.153248 $0.890856 $1.427262 $1.420094	$2.230714 $1.911936 $2.059349 $1.897696 $1.392250 $1.236708 $1.284217 $1.153248 $0.890856 $1.427262	451,987.915 511,807.611 650,715.510 692,197.027 787,478.976 929,691.471 1,015,891.980 1,336,923.027 1,656,987.464 2,105,701.597
BlackRock Global Allocation V.I. Fund Subaccount Inception Date July 3, 1997	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.373440 $2.421503 $2.402306 $2.120581 $1.948016 $2.044707 $1.882054 $1.572932 $1.977480 $1.712096	$2.439467 $2.373440 $2.421503 $2.402306 $2.120581 $1.948016 $2.044707 $1.882054 $1.572932 $1.977480	589,740.825 731,218.754 1,355,600.434 1,918,701.432 2,091,771.093 2,466,641.160 2,928,706.439 3,869,355.085 3,945,088.667 1,735,941.631
BlackRock High Yield V.I. Fund - Class I Shares Subaccount Inception Date July 3, 1997	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.176976 $2.287031 $2.251689 $2.086122 $1.827203 $1.791215 $1.572902 $1.017336 $1.455193 $1.439422	$2.426549 $2.176976 $2.287031 $2.251689 $2.086122 $1.827203 $1.791215 $1.572902 $1.017336 $1.455193	279,611.756 314,728.106 331,027.909 352,702.597 402,697.846 344,564.275 398,843.395 836,429.053 748,523.925 454,940.454
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.442358 $1.455868 $1.340488 $1.138401 $1.004416 $1.057928 $0.910073 $0.666486 $1.000000	$1.523263 $1.442358 $1.455868 $1.340488 $1.138401 $1.004416 $1.057928 $0.910073 $0.666486	3,701,931.626 3,475,338.007 3,082,575.881 3,082,310.283 2,567,618.408 2,412,160.716 1,943,332.470 1,267,104.031 347,054.311
Fidelity ® VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.473594 $2.495393 $2.263981 $1.751320 $1.527631 $1.591765 $1.379022 $1.031203 $1.822872 $1.574294	$2.630701 $2.473594 $2.495393 $2.263981 $1.751320 $1.527631 $1.591765 $1.379022 $1.031203 $1.822872	1,421,163.935 1,531,519.674 1,916,531.305 2,016,183.610 1,891,018.317 1,576,566.221 1,386,820.357 1,808,449.795 2,102,042.061 1,871,035.174

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.715280 $1.814489 $1.694403 $1.342765 $1.162115 $1.169536 $1.030945 $0.804068 $1.424382 $1.424871	$1.993189 $1.715280 $1.814489 $1.694403 $1.342765 $1.162115 $1.169536 $1.030945 $0.804068 $1.424382	254,734.237 266,615.325 280,166.322 315,684.517 368,248.959 624,462.500 375,440.224 486,168.042 441,332.883 399,848.247
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.889475 $1.790430 $1.633781 $1.216905 $1.077600 $1.091941 $0.893030 $0.706947 $1.359202 $1.087133	$1.875555 $1.889475 $1.790430 $1.633781 $1.216905 $1.077600 $1.091941 $0.893030 $0.706947 $1.359202	166,774.131 179,435.963 304,199.539 308,257.613 353,915.330 490,304.339 420,666.596 440,768.830 428,664.014 364,962.258
Fidelity ® VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$3.004336 $3.093779 $2.955724 $2.203677 $1.948696 $2.214293 $1.744598 $1.264573 $2.121232 $1.863182	$3.319515 $3.004336 $3.093779 $2.955724 $2.203677 $1.948696 $2.214293 $1.744598 $1.264573 $2.121232	246,941.497 282,637.444 301,284.612 308,248.048 385,906.818 412,535.591 607,219.229 844,962.534 973,512.007 1,226,936.269
Fidelity ® VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.133073 $2.232022 $2.122792 $1.651800 $1.316950 $1.466580 $1.175913 $0.757994 $1.576332 $1.514528	$2.301019 $2.133073 $2.232022 $2.122792 $1.651800 $1.316950 $1.466580 $1.175913 $0.757994 $1.576332	309,838.083 319,324.580 282,315.758 298,854.512 342,111.110 337,886.500 393,433.501 515,058.744 625,536.154 776,405.916
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount Inception Date November 10, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.732726 $1.874843 $1.851111 $1.518385 $1.337593 $1.380025 $1.269985 $0.990582 $1.000000	$1.928741 $1.732726 $1.874843 $1.851111 $1.518385 $1.337593 $1.380025 $1.269985 $0.990582	1,536,450.138 1,689,864.780 1,807,243.387 1,832,337.457 1,901,457.438 2,019,176.174 921,236.033 380,394.155 52,310.940
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.202518 $1.310604 $1.269067 $1.128272 $1.014638 $1.003872 $0.902535 $0.674255 $0.971026 $1.000000	$1.353601 $1.202518 $1.310604 $1.269067 $1.128272 $1.014638 $1.003872 $0.902535 $0.674255 $0.971026	321,481.752 599,765.861 650,815.257 778,612.199 1,106,855.433 1,291,097.086 877,277.517 879,637.426 760,314.777 166,048.041

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.132756 $1.207066 $1.141472 $0.901525 $0.799440 $0.818330 $0.745500 $0.599127 $0.965072 $1.000000	$1.297832 $1.132756 $1.207066 $1.141472 $0.901525 $0.799440 $0.818330 $0.745500 $0.599127 $0.965072	102,448.076 129,731.114 146,147.292 209,427.797 209,630.219 209,841.826 219,705.288 216,135.191 315,509.652 174,412.970
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2016 2015 2014 2013 2012	$1.469940 $1.421529 $1.331264 $0.964665 $1.000000	$1.480399 $1.469940 $1.421529 $1.331264 $0.964665	0.000 0.000 0.000 0.000 0.000
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.251415 $1.418876 $1.351052 $1.026935 $0.884240 $0.927187 $0.878240 $0.602185 $1.268385 $1.267676	$1.456805 $1.251415 $1.418876 $1.351052 $1.026935 $0.884240 $0.927187 $0.878240 $0.602185 $1.268385	95,846.412 109,537.693 144,844.970 150,701.288 228,380.929 310,437.858 370,125.768 468,956.402 513,394.109 505,873.079
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$3.045864 $2.973442 $2.683577 $2.058824 $1.782863 $1.836327 $1.481994 $1.039335 $1.875424 $1.560633	$3.370822 $3.045864 $2.973442 $2.683577 $2.058824 $1.782863 $1.836327 $1.481994 $1.039335 $1.875424	7,474.998 8,852.474 11,808.400 17,585.518 26,189.351 30,803.924 48,025.387 325,885.714 326,377.238 15,347.795
Janus Aspen – Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.404556 $1.459787 $1.379692 $1.091246 $0.922333 $1.086242 $0.952525 $0.702245 $1.288974 $1.194022	$1.411790 $1.404556 $1.459787 $1.379692 $1.091246 $0.922333 $1.086242 $0.952525 $0.702245 $1.288974	156,572.140 179,646.775 196,484.472 222,611.510 245,832.954 301,124.662 307,908.772 437,079.852 449,773.727 521,646.526
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.013286 $2.084189 $2.282350 $1.637182 $1.371883 $1.552619 $1.156972 $0.719371 $1.204962 $1.193842	$2.162394 $2.013286 $2.084189 $2.282350 $1.637182 $1.371883 $1.552619 $1.156972 $0.719371 $1.204962	62,005.582 75,454.789 77,931.272 137,104.251 193,918.861 196,390.815 275,856.287 269,974.117 261,611.454 354,652.217

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.718667 $1.751164 $1.638943 $1.398243 $1.276894 $1.273275 $1.176500 $1.012358 $1.320266 $1.286878	$1.846240 $1.718667 $1.751164 $1.638943 $1.398243 $1.276894 $1.273275 $1.176500 $1.012358 $1.320266	213,995.902 219,940.093 241,469.264 368,644.590 414,453.706 451,580.891 492,565.715 598,236.876 620,812.127 836,584.310
State Street Total Return V.I.S. Fund - Class 3(2)(4) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.298076 $1.335484 $1.290061 $1.142177 $1.032864 $1.081849 $1.004036 $0.988819	$1.356701 $1.298076 $1.335484 $1.290061 $1.142177 $1.032864 $1.081849 $1.004036	1,648,400.401 1,721,173.824 1,765,744.305 1,678,266.393 1,773,868.972 1,844,050.315 564,495.930 522.844
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.922583 $1.069777 $1.139286 $0.938505 $0.804149 $0.911517 $0.851754 $0.629608 $1.069777 $1.000000	$0.976125 $0.922583 $0.999475 $1.139286 $0.938505 $0.804149 $0.911517 $0.851754 $0.629608 $1.069777	212,035.791 230,693.011 287,967.884 299,517.150 359,179.321 280,908.328 262,335.009 346,786.411 196,218.258 31,734.287
TA AB Dynamic Allocation - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.653554 $1.676319 $1.608668 $1.520365 $1.451112 $1.443750 $1.338197 $1.032458 $1.656873 $1.414865	$1.668691 $1.653554 $1.676319 $1.608668 $1.520365 $1.451112 $1.443750 $1.338197 $1.032458 $1.656873	85,429.397 122,041.180 143,137.684 146,703.200 161,604.129 172,714.745 238,921.824 271,642.775 293,781.521 435,614.028
TA AB Dynamic Allocation - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.648662 $1.677130 $1.612566 $1.528267 $1.463422 $1.458130 $1.353255 $1.045137 $1.680554 $1.439300	$1.659939 $1.648662 $1.677130 $1.612566 $1.528267 $1.463422 $1.458130 $1.353255 $1.045137 $1.680554	5,697,041.737 6,099,751.292 5,601,069.416 5,815,483.563 6,134,764.739 5,543,019.285 563,973.113 80,063.842 146,437.800 157,635.350
TA Aegon Government Money Market - Initial Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.997764 $1.010661 $1.023775 $1.036989 $1.050533 $1.064042 $1.077875 $1.090459 $1.078853 $1.040621	$0.985021 $0.997764 $1.010661 $1.023775 $1.036989 $1.050533 $1.064042 $1.077875 $1.090459 $1.078853	387,632.097 408,319.096 495,892.715 1,627,715.277 1,464,841.168 2,546,518.578 1,907,065.195 2,289,303.600 3,523,405.337 1,245,589.671

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon Government Money Market - Service Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.985199 $0.997964 $1.010867 $1.023982 $1.037275 $1.050711 $1.064264 $1.078019 $1.068957 $1.033653	$0.972661 $0.985199 $0.997964 $1.010867 $1.023982 $1.037275 $1.050711 $1.064264 $1.078019 $1.068957	2,318,377.432 2,280,724.167 2,999,559.376 4,302,329.122 3,567,891.132 4,855,372.383 3,624,745.462 2,903,374.982 2,906,437.834 1,533,353.384
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 1, 1998	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.010987 $2.126945 $2.072178 $1.969227 $1.699740 $1.643398 $1.480603 $1.018657 $1.379583 $1.372181	$2.289812 $2.010987 $2.126945 $2.072178 $1.969227 $1.699740 $1.643398 $1.480603 $1.018657 $1.379583	111,140.687 125,388.573 166,155.619 170,805.454 224,523.764 246,702.873 286,368.230 405,787.534 439,123.821 517,161.200
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 1, 1998	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.844453 $1.952378 $1.908942 $1.818674 $1.573385 $1.524631 $1.376898 $0.949767 $1.290857 $1.285516	$2.094002 $1.844453 $1.952378 $1.908942 $1.818674 $1.573385 $1.524631 $1.376898 $0.949767 $1.290857	178,123.782 183,372.738 188,711.316 192,566.401 193,373.358 202,005.613 222,166.854 243,534.079 81,816.417 76,140.317
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date May 13, 1994	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.428215 $1.445352 $1.399015 $1.449604 $1.396710 $1.314814 $1.275736 $1.237053 $1.163996 $1.111955	$1.414174 $1.428215 $1.445352 $1.399015 $1.449604 $1.396710 $1.314814 $1.275736 $1.237053 $1.163996	502,107.198 273,552.678 293,427.070 313,366.921 359,065.340 500,588.655 888,544.428 1,161,095.539 1,121,301.279 1,681,954.015
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 13, 1994	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.303459 $1.322729 $1.283183 $1.333006 $1.287774 $1.215879 $1.181779 $1.148918 $1.083556 $1.037718	$1.288579 $1.303459 $1.322729 $1.283183 $1.333006 $1.287774 $1.215879 $1.181779 $1.148918 $1.083556	1,640,504.189 1,204,926.378 1,249,220.608 1,572,857.700 3,513,372.489 3,649,966.027 1,941,844.743 997,124.850 766,450.214 391,454.526
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.303459 $1.322729 $1.283183 $1.333006 $1.287774 $1.215879 $1.181779 $1.148918 $1.083556 $1.037718	$1.288579 $1.303459 $1.322729 $1.283183 $1.333006 $1.287774 $1.215879 $1.181779 $1.148918 $1.083556	64,829.836 34,589.177 8,374.165 33,584.463 915,204.650 1,444,604.136 1,064,482.678 1,306,625.912 2,967,249.933 72,247.919

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2016 2015	$9.536912 $9.999646	$10.018405 $9.536912	141,723.042 27,998.876
TA Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.628543 $1.682639 $1.668008 $1.544993 $1.456515 $1.437238 $1.336542 $1.081182 $1.389635 $1.323313	$1.682029 $1.628543 $1.682639 $1.668008 $1.544993 $1.456515 $1.437238 $1.336542 $1.081182 $1.389635	240,264.815 262,539.845 523,223.842 591,928.032 713,701.393 845,867.126 1,326,399.793 1,488,307.815 1,846,424.506 1,639,295.371
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.683598 $1.742852 $1.731760 $1.608077 $1.519752 $1.504008 $1.401527 $1.136669 $1.465065 $1.398275	$1.733584 $1.683598 $1.742852 $1.731760 $1.608077 $1.519752 $1.504008 $1.401527 $1.136669 $1.465065	11,246,271.970 13,192,925.235 14,110,752.092 16,433,838.749 18,881,346.243 17,677,498.763 14,314,804.405 12,315,637.838 9,178,382.453 5,216,196.100
TA Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.743847 $1.801306 $1.776232 $1.418904 $1.276631 $1.367260 $1.204883 $0.940202 $1.577851 $1.483425	$1.826144 $1.743847 $1.801306 $1.776232 $1.418904 $1.276631 $1.367260 $1.204883 $0.940202 $1.577851	349,242.074 400,949.493 510,650.895 539,238.268 666,948.369 677,820.576 778,859.286 992,684.491 1,190,789.598 1,142,235.347
TA Asset Allocation - Growth - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.031253 $2.102166 $2.078828 $1.666162 $1.501835 $1.613207 $1.425371 $1.114610 $1.874319 $1.765771	$2.121978 $2.031253 $2.102166 $2.078828 $1.666162 $1.501835 $1.613207 $1.425371 $1.114610 $1.874319	2,224,095.079 3,297,295.678 3,705,354.652 3,924,165.708 4,298,785.597 3,406,721.868 3,348,225.870 3,285,472.688 2,911,661.123 2,163,899.673
TA Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.744674 $1.807722 $1.785307 $1.514897 $1.387033 $1.433899 $1.288538 $1.018489 $1.534546 $1.441971	$1.835101 $1.744674 $1.807722 $1.785307 $1.514897 $1.387033 $1.433899 $1.288538 $1.018489 $1.534546	1,028,362.757 1,075,080.256 1,368,636.495 1,415,699.468 1,536,242.668 1,811,429.761 2,596,002.182 2,695,850.034 3,325,120.268 5,236,914.626

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.938414 $2.014370 $1.991807 $1.694938 $1.555706 $1.612582 $1.453283 $1.151311 $1.738795 $1.637730	$2.033266 $1.938414 $2.014370 $1.991807 $1.694938 $1.555706 $1.612582 $1.453283 $1.151311 $1.738795	35,216,056.335 39,293,030.726 42,732,197.436 45,333,786.219 46,400,274.857 46,043,913.118 44,952,443.388 42,233,699.200 38,294,954.078 24,872,688.743
TA Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.713344 $1.775158 $1.749828 $1.561728 $1.445722 $1.455947 $1.336224 $1.070860 $1.465301 $1.375068	$1.785537 $1.713344 $1.775158 $1.749828 $1.561728 $1.445722 $1.455947 $1.336224 $1.070860 $1.465301	2,376,338.945 2,594,559.631 3,218,293.910 3,390,662.147 3,882,960.538 4,293,542.656 4,977,380.770 6,166,576.513 6,539,200.245 7,058,685.729
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.834331 $1.905368 $1.881047 $1.682810 $1.562448 $1.578099 $1.451473 $1.165104 $1.599207 $1.503812	$1.906034 $1.834331 $1.905368 $1.881047 $1.682810 $1.562448 $1.578099 $1.451473 $1.165104 $1.599207	56,997,545.733 63,369,771.652 68,996,102.727 73,344,004.016 71,923,177.642 56,627,587.676 29,308,159.328 24,929,817.147 21,289,212.860 14,163,935.493
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.006353 $2.108228 $1.903932 $1.480831 $1.342761 $1.323972 $1.214338 $1.079149 $1.653630 $1.600985	$2.276071 $2.006353 $2.108228 $1.903932 $1.480831 $1.342761 $1.323972 $1.214338 $1.079149 $1.653630	490,585.319 578,509.157 715,609.962 767,462.033 933,643.161 1,270,384.065 1,555,265.523 914,758.965 175,524.616 408,040.581
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.366784 $2.493089 $2.256200 $1.759082 $1.598704 $1.580608 $1.453604 $1.294918 $1.989530 $1.931542	$2.677392 $2.366784 $2.493089 $2.256200 $1.759082 $1.598704 $1.580608 $1.453604 $1.294918 $1.989530	754,676.791 825,411.014 815,454.575 911,298.381 721,840.416 572,281.356 756,461.681 997,495.819 900,401.451 893,047.675
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998941	$10.483340	0.000
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.481492 $1.519405 $1.514075 $1.341634 $1.237087 $1.304287 $1.204759 $1.000000	$1.529220 $1.481492 $1.519405 $1.514075 $1.341634 $1.237087 $1.304287 $1.204759	39,809,432.116 43,915,535.139 44,970,147.108 45,862,811.210 48,480,671.742 47,586,559.221 22,295,198.563 4,449,760.276

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2016 2015 2014	$9.448792 $9.911029 $9.998938	$9.362504 $9.448792 $9.911029	224,346.754 81,016.952 7,339.053
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10, 2014	2016 2015 2014	$9.251716 $9.871102 $9.998938	$9.116051 $9.251716 $9.871102	55,079.460 56,271.534 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998941	$10.166524	5,154.413
TA BlackRock Smart Beta 75 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998941	$10.235836	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.674007 $1.697878 $1.636959 $1.476025 $1.359202 $1.327154 $1.208532 $1.000000	$1.733688 $1.674007 $1.697878 $1.636959 $1.476025 $1.359202 $1.327154 $1.208532	12,768,214.603 13,283,828.633 13,891,160.932 14,766,401.930 13,938,681.325 8,752,537.721 2,301,921.883 384,164.955
TA Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.631408 $2.681759 $2.392138 $2.332372 $1.886448 $2.027218 $1.775400 $1.348011 $2.370020 $2.573569	$2.613967 $2.631408 $2.681759 $2.392138 $2.332372 $1.886448 $2.027218 $1.775400 $1.348011 $2.370020	35,906.168 37,508.531 48,087.859 70,461.613 90,879.351 117,503.704 161,142.937 202,556.310 231,077.941 332,688.121
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.598477 $2.655419 $2.374297 $2.319167 $1.879905 $2.026045 $1.780042 $1.355727 $2.388425 $2.599171	$2.575953 $2.598477 $2.655419 $2.374297 $2.319167 $1.879905 $2.026045 $1.780042 $1.355727 $2.388425	297,425.892 370,146.150 363,745.695 367,076.560 309,761.994 154,046.128 75,818.500 98,463.588 123,666.558 115,786.449
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.030422 $1.063889 $1.086276 $0.978437 $0.881220 $0.965399 $0.887090 $0.694837 $1.105324 $1.032112	$1.028185 $1.030422 $1.063889 $1.086276 $0.978437 $0.881220 $0.965399 $0.887090 $0.694837 $1.105324	8,703,662.668 9,809,466.874 11,075,331.153 11,812,118.266 11,543,734.775 13,311,784.572 11,810,604.631 9,546,101.793 8,966,236.179 4,349,362.747
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.212964 $1.227238 $1.152921 $0.981275 $0.883639 $1.003605 $0.986069 $0.986580	$1.246759 $1.212964 $1.227238 $1.152921 $0.981275 $0.883639 $1.003605 $0.986069	1,058,300.583 1,051,459.916 1,048,758.482 1,053,547.859 863,145.147 269,918.172 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Janus Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.890106 $2.016138 $2.042045 $1.486673 $1.380711 $1.499222 $1.134188 $0.715572 $1.349671 $1.115871	$1.827775 $1.890106 $2.016138 $2.042045 $1.486673 $1.380711 $1.499222 $1.134188 $0.715572 $1.349671	229,410.158 240,999.470 281,783.839 408,732.103 470,599.655 580,409.017 213,252.633 151,173.931 226,341.177 359,870.597
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.385641 $2.550908 $2.590834 $1.890470 $1.760676 $1.916075 $1.453041 $0.919274 $1.738726 $1.441000	$2.300855 $2.385641 $2.550908 $2.590834 $1.890470 $1.760676 $1.916075 $1.453041 $0.919274 $1.738726	110,259.307 115,774.347 122,128.795 145,299.837 138,549.606 77,571.969 87,595.160 38,908.596 33,863.059 46,604.257
TA Jennison Growth - Initial Class Subaccount Inception Date November 18, 1996	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.240674 $2.037477 $1.877059 $1.380840 $1.208329 $1.231751 $1.111472 $0.798516 $1.284175 $1.166632	$2.175535 $2.240674 $2.037477 $1.877059 $1.380840 $1.208329 $1.231751 $1.111472 $0.798516 $1.284175	333,814.918 434,797.073 388,434.274 494,696.703 652,896.899 765,301.475 1,257,970.129 220,190.385 62,442.099 187,353.130
TA Jennison Growth - Service Class Subaccount Inception Date November 18, 1997	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.740290 $2.498313 $2.305146 $1.700742 $1.492912 $1.524040 $1.378751 $0.992743 $1.599086 $1.455795	$2.653769 $2.740290 $2.498313 $2.305146 $1.700742 $1.492912 $1.524040 $1.378751 $0.992743 $1.599086	236,795.976 243,259.240 236,496.744 304,886.256 375,353.313 425,837.999 673,450.134 49,337.534 29,113.929 29,005.868
TA JPMorgan Core Bond - Service Class Subaccount inception date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.073151 $1.083475 $1.044282 $1.080866 $1.045293 $1.000000	$1.081241 $1.073151 $1.083475 $1.044282 $1.080866 $1.045293	1,853,198.305 1,818,608.010 2,190,118.230 2,557,781.665 2,741,576.753 1,491,955.231
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date July 2, 1997	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.007843 $2.035443 $1.805751 $1.380371 $1.201886 $1.208546 $1.062934 $0.830889 $1.343558 $1.302033	$2.207143 $2.007843 $2.035443 $1.805751 $1.380371 $1.201886 $1.208546 $1.062934 $0.830889 $1.343558	518,480.641 473,665.176 230,673.281 159,961.290 185,920.948 188,142.639 220,713.552 309,923.342 304,256.400 355,020.538

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 2, 1997	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.320211 $2.358738 $2.096535 $1.607288 $1.402552 $1.414049 $1.247187 $0.976983 $1.584114 $1.538626	$2.545252 $2.320211 $2.358738 $2.096535 $1.607288 $1.402552 $1.414049 $1.247187 $0.976983 $1.584114	73,094.796 56,436.082 59,442.667 44,868.081 45,895.086 50,329.621 76,312.631 201,576.955 178,650.906 282,253.450
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$2.100822 $2.192572 $1.931579 $1.488347 $1.254029 $1.248693 $1.029886 $0.985164	$2.370036 $2.100822 $2.192572 $1.931579 $1.488347 $1.254029 $1.248693 $1.029886	133,145.808 163,284.831 108,777.344 132,923.722 95,508.021 34,455.114 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.133311 $1.152670 $1.098662 $1.057019 $0.996413 $1.000000	$1.165691 $1.133311 $1.152670 $1.098662 $1.057019 $0.996413	11,652,928.437 12,165,144.416 12,455,760.935 13,318,116.679 11,960,519.823 4,729,031.527
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2016 2015 2014 2013 2012	$1.129178 $1.168109 $1.090765 $1.010238 $1.000000	$1.107258 $1.129178 $1.168109 $1.090765 $1.010238	7,210,082.090 7,880,624.109 7,595,198.816 7,778,595.823 3,780,792.917
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2016 2015 2014 2013 2012	$1.173783 $1.225180 $1.147282 $1.005291 $1.000000	$1.147306 $1.173783 $1.225180 $1.147282 $1.005291	1,257,723.777 1,615,221.372 1,305,590.671 1,313,855.548 392,481.472
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.214544 $1.252491 $1.213568 $1.103217 $1.031053 $1.029338 $0.942001 $0.818886 $1.000000	$1.243990 $1.214544 $1.252491 $1.213568 $1.103217 $1.031053 $1.029338 $0.942001 $0.818886	35,861,914.914 38,006,534.377 39,265,014.422 38,868,031.199 27,963,095.008 15,779,168.929 3,494,376.081 950,901.242 194,613.550
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.249259 $1.274264 $1.226539 $1.156129 $1.098537 $1.078552 $0.998480 $0.999965	$1.283530 $1.249259 $1.274264 $1.226539 $1.156129 $1.098537 $1.078552 $0.998480	4,155,463.223 3,830,501.677 4,368,471.837 4,990,578.251 4,815,381.780 2,880,126.446 1,016,920.128 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.207777 $1.268046 $1.235472 $1.053646 $0.956851 $0.980374 $0.878829 $0.722717 $1.000000	$1.247992 $1.207777 $1.268046 $1.235472 $1.053646 $0.956851 $0.980374 $0.878829 $0.722717	22,875,224.683 24,681,536.276 25,852,992.439 25,132,460.094 19,990,316.759 11,577,810.988 7,528,559.200 2,657,019.616 582,618.062

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Market Participation Strategy - Service Class Subaccount inception date September 17, 2012	2016 2015 2014 2013 2012	$1.138325 $1.191751 $1.117353 $0.990317 $1.000000	$1.170521 $1.138325 $1.191751 $1.117353 $0.990317	2,748,844.396 2,828,751.685 2,424,195.006 2,296,385.724 798,608.009
TA MFS International Equity - Initial Class Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.698048 $1.718813 $1.836166 $1.575082 $1.306244 $1.471150 $1.348706 $1.029702 $1.612043 $1.496170	$1.677624 $1.698048 $1.718813 $1.836166 $1.575082 $1.306244 $1.471150 $1.348706 $1.029702 $1.612043	63,376.789 78,469.889 111,176.532 111,733.361 163,263.194 219,686.947 214,405.004 217,290.086 270,529.149 398,119.837
TA MFS International Equity - Service Class Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.115178 $2.147893 $2.300269 $1.978606 $1.644699 $1.855655 $1.704145 $1.305453 $2.051695 $1.909198	$2.085307 $2.115178 $2.147893 $2.300269 $1.978606 $1.644699 $1.855655 $1.704145 $1.305453 $2.051695	281,669.654 346,730.147 365,145.538 368,267.717 297,178.693 151,227.747 172,103.598 191,488.561 223,404.632 339,178.588
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.369998 $2.147652 $2.052367 $1.402391 $1.229552 $1.322299 $1.051095 $0.832433 $1.325226 $1.328787	$2.286714 $2.369998 $2.147652 $2.052367 $1.402391 $1.229552 $1.322299 $1.051095 $0.832433 $1.325226	194,050.762 249,157.154 254,727.018 307,117.794 383,424.455 424,718.507 429,296.543 572,202.855 658,511.648 781,485.367
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.863899 $2.603070 $2.492645 $1.707422 $1.501448 $1.617809 $1.289546 $1.024022 $1.634710 $1.643512	$2.756469 $2.863899 $2.603070 $2.492645 $1.707422 $1.501448 $1.617809 $1.289546 $1.024022 $1.634710	121,699.832 110,319.333 110,917.791 103,508.284 119,783.409 115,075.821 162,882.219 238,008.044 198,918.796 301,674.907
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.193233 $2.216994 $2.026737 $1.738528 $1.564589 $1.523399 $1.243310 $0.997234 $1.579962 $1.332696	$2.335657 $2.193233 $2.216994 $2.026737 $1.738528 $1.564589 $1.523399 $1.243310 $0.997234 $1.579962	74,573.084 77,818.396 80,374.900 56,128.699 40,016.357 122,778.132 107,755.703 103,480.291 55,203.381 95,765.538

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.213544 $2.243738 $2.056974 $1.769538 $1.594938 $1.557207 $1.273336 $1.024219 $1.538844 $1.375028	$2.352097 $2.213544 $2.243738 $2.056974 $1.769538 $1.594938 $1.557207 $1.273336 $1.024219 $1.538844	2,628,804.550 2,210,090.964 2,252,588.203 2,682,764.066 2,587,096.350 2,120,628.896 1,457,360.336 473,859.131 317,835.050 269,461.838
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.045616 $1.086881 $1.021051 $0.924764 $0.927731 $0.972919 $1.020908 $0.998168	$1.087760 $1.045616 $1.086881 $1.021051 $0.924764 $0.927731 $0.972919 $1.020908	2,918,364.382 2,535,624.706 2,607,863.654 2,297,319.091 893,750.271 0.000 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.002130 $1.036691 $0.965909 $0.904680 $0.902735 $0.988165 $1.022659 $0.997274	$1.038551 $1.002130 $1.036691 $0.965909 $0.904680 $0.902735 $0.988165 $1.022659	639,451.416 699,119.531 655,525.278 529,477.130 83,085.397 20,223.814 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.002286 $1.051673 $1.001314 $0.868392 $0.873700 $1.001344 $1.021578 $0.996406	$1.037660 $1.002286 $1.051673 $1.001314 $0.868392 $0.873700 $1.001344 $1.021578	282,989.535 272,560.893 257,745.053 219,389.438 109,788.660 0.000 0.000 0.000
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.608915 $1.618659 $1.566484 $1.628308 $1.533791 $1.462038 $1.381646 $1.206188 $1.257002 $1.168829	$1.631394 $1.608915 $1.618659 $1.566484 $1.628308 $1.533791 $1.462038 $1.381646 $1.206188 $1.257002	792,916.552 917,930.684 1,109,561.554 1,130,549.219 1,438,183.406 1,814,797.982 2,417,106.173 2,775,488.472 3,427,838.485 3,485,248.199
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.448832 $1.460109 $1.417595 $1.476859 $1.394065 $1.332858 $1.262615 $1.104986 $1.154883 $1.075309	$1.465674 $1.448832 $1.460109 $1.417595 $1.476859 $1.394065 $1.332858 $1.262615 $1.104986 $1.154883	10,488,498.237 11,233,062.611 12,206,605.332 13,838,318.263 15,119,216.559 12,995,664.816 10,237,561.095 4,468,163.679 2,023,097.862 770,347.472
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 2, 2011	2016 2015 2014 2013 2012 2011	$0.978956 $1.020959 $1.000432 $1.120422 $1.067818 $1.000000	$1.003182 $0.978956 $1.020959 $1.000432 $1.120422 $1.067818	2,812,002.871 2,875,438.376 3,159,663.146 3,290,232.707 3,603,775.701 1,845,111.188

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA ProFunds UltraBear Fund - Service Class OAM Subaccount Inception Date May 1, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$0.081642 $0.089215 $0.121431 $0.224097 $0.321699 $0.407092 $0.563085 $1.000000	$0.061591 $0.081642 $0.089215 $0.121431 $0.224097 $0.321699 $0.407092 $0.563085	9,044,867.796 6,258,013.629 1,966,022.990 1,157,798.445 5,438,426.332 3,772,223.748 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.077997 $1.118419 $1.093530 $1.034599 $0.981563 $1.000000	$1.092376 $1.077997 $1.118419 $1.093530 $1.034599 $0.981563	4,656,127.765 4,240,246.470 4,447,833.223 4,515,972.167 4,038,656.292 2,534,981.135
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.090831 $1.182270 $1.160229 $1.008787 $0.921070 $1.000000	$1.098040 $1.090831 $1.182270 $1.160229 $1.008787 $0.921070	3,774,421.759 4,394,695.057 4,761,573.669 4,976,891.637 3,144,734.787 411,906.943
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.089976 $1.153485 $1.127698 $1.028090 $0.961731 $1.000000	$1.099513 $1.089976 $1.153485 $1.127698 $1.028090 $0.961731	8,913,904.992 9,099,089.713 9,557,722.584 9,482,295.498 6,123,957.705 208,900.488
TA Small/Mid Cap Value - Initial Class(5) Subaccount Inception Date May 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$3.431152 $3.565343 $3.432355 $2.550630 $2.220162 $2.310370 $1.794580 $1.269378 $2.174658 $1.766142	$4.102819 $3.431152 $3.565343 $3.432355 $2.550630 $2.220162 $2.310370 $1.794580 $1.269378 $2.174658	30,785.177 30,849.758 39,860.677 43,912.947 52,092.637 58,021.509 58,786.685 63,758.628 65,668.731 84,426.6010
TA Small Mid Cap Value - Service Class(5) Subaccount Inception Date May 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.760906 $1.833930 $1.770430 $1.318339 $1.150938 $1.200178 $0.934838 $0.662697 $1.000000	$2.100046 $1.760906 $1.833930 $1.770430 $1.318339 $1.150938 $1.200178 $0.934838 $0.662697	148,187.260 149,187.940 89,690.392 99,240.622 98,961.962 77,923.657 11,121.654 26,022.308 0.000
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.691282 $2.661504 $2.530385 $1.779173 $1.557956 $1.551893 $1.169467 $0.854110 $1.357315 $1.254498	$2.954940 $2.691282 $2.661504 $2.530385 $1.779173 $1.557956 $1.551893 $1.169467 $0.854110 $1.357315	141,770.607 169,121.661 141,610.512 188,639.867 239,676.572 385,766.410 449,566.931 518,102.371 602,802.024 617,950.246

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$3.379834 $3.351557 $3.195598 $2.252732 $1.977404 $1.973204 $1.491012 $1.091873 $1.739305 $1.612498	$3.703653 $3.379834 $3.351557 $3.195598 $2.252732 $1.977404 $1.973204 $1.491012 $1.091873 $1.739305	305,250.256 302,173.956 308,978.397 321,091.853 383,408.642 226,832.253 231,990.601 258,568.930 210,065.455 307,509.698
TA Torray Concentrated Growth - Initial Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.202499 $2.266805 $2.087607 $1.588828 $1.374186 $1.424304 $1.210691 $0.843426 $1.475270 $1.368013	$2.320802 $2.202499 $2.266805 $2.087607 $1.588828 $1.374186 $1.424304 $1.210691 $0.843426 $1.475270	125,308.380 176,031.885 253,985.632 314,352.778 390,092.677 394,265.661 580,143.841 1,013,444.760 209,226.049 198,240.312
TA Torray Concentrated Growth - Service Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.359196 $2.434568 $2.247181 $1.714040 $1.486352 $1.544789 $1.316406 $0.919121 $1.611051 $1.498128	$2.479839 $2.359196 $2.434568 $2.247181 $1.714040 $1.486352 $1.544789 $1.316406 $0.919121 $1.611051	170,820.331 169,801.366 185,406.891 190,333.604 219,007.601 141,883.789 177,995.907 619,828.967 523,097.106 96,075.454
TA TS&W International Equity - Initial Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.741348 $1.741063 $1.860148 $1.515432 $1.314957 $1.554192 $1.451334 $1.167904 $1.934279 $1.695068	$1.737568 $1.741348 $1.741063 $1.860148 $1.515432 $1.314957 $1.554192 $1.451334 $1.167904 $1.934279	57,118.823 146,251.001 215,005.522 212,813.410 237,823.061 382,882.497 528,344.397 587,236.463 699,208.482 826,628.424
TA TS&W International Equity - Service Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.056223 $2.061529 $2.207073 $1.802010 $1.567856 $1.858979 $1.740389 $1.402810 $2.331513 $2.049025	$2.045442 $2.056223 $2.061529 $2.207073 $1.802010 $1.567856 $1.858979 $1.740389 $1.402810 $2.331513	97,733.089 97,748.488 104,872.465 120,032.899 220,920.132 163,840.459 152,576.784 496,589.693 469,127.932 429,124.061
TA WMC US Growth - Initial Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.246092 $2.129478 $1.941581 $1.484781 $1.329149 $1.398595 $1.202573 $0.942915 $1.769136 $1.541267	$2.279667 $2.246092 $2.129478 $1.941581 $1.484781 $1.329149 $1.398595 $1.202573 $0.942915 $1.769136	333,027.582 373,962.850 408,781.546 443,815.306 511,223.364 643,622.796 327,274.834 498,549.182 536,048.562 596,898.693

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA WMC US Growth - Service Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.422417 $2.301749 $2.103766 $1.612851 $1.447720 $1.526478 $1.316212 $1.034414 $1.946886 $1.699640	$2.452179 $2.422417 $2.301749 $2.103766 $1.612851 $1.447720 $1.526478 $1.316212 $1.034414 $1.946886	527,211.004 601,912.312 624,744.164 660,914.065 463,454.765 399,969.691 5,020.155 54,886.368 87,380.666 76,010.101

Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Growth and Income Portfolio – Class B Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.705914 $1.702946 $1.577669 $1.186830 $1.024988 $0.978382 $0.878204 $0.738833 $1.261449 $1.218097	$1.871437 $1.705914 $1.702946 $1.577669 $1.186830 $1.024988 $0.978382 $0.878204 $0.738833 $1.261449	292,580.997 320,469.535 536,749.904 569,030.033 661,915.647 692,530.979 747,775.364 936,857.924 1,172,393.699 1,297,791.879
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.517153 $1.385704 $1.232456 $0.910853 $0.790303 $0.831363 $0.766396 $0.565961 $0.952272 $0.848701	$1.533753 $1.517153 $1.385704 $1.232456 $0.910853 $0.790303 $0.831363 $0.766396 $0.565961 $0.952272	81,779.844 96,996.104 149,217.583 167,717.617 190,771.498 311,362.263 430,732.011 499,795.115 524,187.246 545,112.699
BlackRock Basic Value V.I. Fund Subaccount Inception Date July 3, 1997	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.893322 $2.038292 $1.877358 $1.376640 $1.222237 $1.268565 $1.138637 $0.879129 $1.407785 $1.400005	$2.210085 $1.893322 $2.038292 $1.877358 $1.376640 $1.222237 $1.268565 $1.138637 $0.879129 $1.407785	647,001.628 711,433.421 881,662.312 946,122.529 1,154,833.042 1,565,413.192 1,891,321.926 2,233,939.965 2,524,431.179 3,035,057.257
BlackRock Global Allocation V.I. Fund Subaccount Inception Date July 3, 1997	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.583423 $2.634440 $2.612261 $2.304786 $2.116184 $2.220125 $2.042513 $1.706191 $2.143933 $1.855294	$2.656606 $2.583423 $2.634440 $2.612261 $2.304786 $2.116184 $2.220125 $2.042513 $1.706191 $2.143933	437,948.159 446,999.610 505,986.114 516,974.542 514,763.829 591,506.699 884,397.190 939,953.055 959,108.789 562,020.445

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
BlackRock High Yield V.I. Fund - Class I Shares Subaccount Inception Date July 3, 1997	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.190313 $2.299911 $2.263255 $2.095794 $1.834768 $1.797749 $1.577858 $1.020041 $1.458323 $1.441806	$2.442628 $2.190313 $2.299911 $2.263255 $2.095794 $1.834768 $1.797749 $1.577858 $1.020041 $1.458323	112,141.203 120,317.194 277,369.539 290,997.174 323,553.833 486,644.697 562,291.975 610,674.208 697,152.591 755,671.699
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.447839 $1.460673 $1.344251 $1.141029 $1.006238 $1.059328 $0.910832 $0.666709 $1.000000	$1.529813 $1.447839 $1.460673 $1.344251 $1.141029 $1.006238 $1.059328 $0.910832 $0.666709	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.437036 $2.457291 $2.228311 $1.722877 $1.502076 $1.564362 $1.354615 $1.012451 $1.788832 $1.544135	$2.593097 $2.437036 $2.457291 $2.228311 $1.722877 $1.502076 $1.564362 $1.354615 $1.012451 $1.788832	283,700.896 292,998.601 378,816.109 397,028.773 416,578.380 533,649.418 865,328.271 904,593.534 1,029,474.045 1,070,600.013
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.616787 $1.709454 $1.595530 $1.263782 $1.093210 $1.099640 $0.968848 $0.755259 $1.337242 $1.337042	$1.879677 $1.616787 $1.709454 $1.595530 $1.263782 $1.093210 $1.099640 $0.968848 $0.755259 $1.337242	62,659.498 63,911.980 73,476.282 74,836.283 94,217.820 110,218.527 134,074.657 217,880.547 235,226.956 464,400.119
Fidelity VIP Growth Opportunities Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.848627 $1.776795 $1.607000 $1.182989 $1.003873 $0.996764 $0.817352 $0.568927 $1.284076 $1.057895	$1.827021 $1.848627 $1.776795 $1.607000 $1.182989 $1.003873 $0.996764 $0.817352 $0.568927 $1.284076	25,889.490 25,941.927 67,601.756 69,582.551 71,819.921 74,345.368 76,993.905 79,981.861 83,609.299 89,261.563
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.526754 $1.446003 $1.318845 $0.981851 $0.869018 $0.880152 $0.719468 $0.569269 $1.093944 $0.874541	$1.516252 $1.526754 $1.446003 $1.318845 $0.981851 $0.869018 $0.880152 $0.719468 $0.569269 $1.093944	63,369.828 64,135.564 68,954.632 232,384.128 254,418.200 281,842.453 94,945.390 132,761.289 146,307.048 188,850.859

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$3.222550 $3.316852 $3.167276 $2.360244 $2.086107 $2.369263 $1.865781 $1.351755 $2.266360 $1.989658	$3.562366 $3.222550 $3.316852 $3.167276 $2.360244 $2.086107 $2.369263 $1.865781 $1.351755 $2.266360	132,699.013 145,905.610 275,393.558 297,413.332 350,692.017 398,414.752 505,851.059 668,937.173 790,282.522 1,173,932.387
Fidelity ® VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.147514 $2.246013 $2.135026 $1.660490 $1.323223 $1.472847 $1.180361 $0.760482 $1.580730 $1.517999	$2.317730 $2.147514 $2.246013 $2.135026 $1.660490 $1.323223 $1.472847 $1.180361 $0.760482 $1.580730	21,903.652 28,082.269 32,122.167 36,632.192 56,021.502 84,920.191 98,909.768 103,853.710 75,247.601 99,911.916
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.207682 $1.315580 $1.273260 $1.131434 $1.016968 $1.005682 $0.903723 $0.674813 $0.971353 $1.000000	$1.360078 $1.207682 $1.315580 $1.273260 $1.131434 $1.016968 $1.005682 $0.903723 $0.674813 $0.971353	5,552.646 20,496.961 35,699.382 39,681.350 45,665.931 18,252.063 22,135.901 22,231.264 17,585.053 16,083.832
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.137625 $1.211658 $1.145233 $0.904048 $0.801269 $0.819803 $0.746489 $0.599635 $0.965403 $1.000000	$1.304040 $1.137625 $1.211658 $1.145233 $0.904048 $0.801269 $0.819803 $0.746489 $0.599635 $0.965403	0.000 0.000 0.000 0.000 0.000 11,897.797 11,901.854 1,999.116 10,487.064 6,441.419
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2016 2015 2014 2013 2012	$1.472636 $1.423414 $1.332374 $0.964999 $1.000000	$1.483857 $1.472636 $1.423414 $1.332374 $0.964999	1,871.751 2,347.921 2,821.173 3,328.550 3,930.708
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.259917 $1.427806 $1.358879 $1.032385 $0.888489 $0.931187 $0.881600 $0.604186 $1.271980 $1.270636	$1.467421 $1.259917 $1.427806 $1.358879 $1.032385 $0.888489 $0.931187 $0.881600 $0.604186 $1.271980	2,879.803 2,909.997 2,940.813 2,969.666 2,998.143 38,142.935 38,175.064 47,108.729 27,498.162 28,590.780

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.102009 $2.051015 $1.850161 $1.418737 $1.227967 $1.264171 $1.019736 $0.714794 $1.289164 $1.072245	$2.327418 $2.102009 $2.051015 $1.850161 $1.418737 $1.227967 $1.264171 $1.019736 $0.714794 $1.289164	70,749.102 85,271.119 90,580.141 96,501.229 102,481.306 124,665.918 127,398.871 116,367.952 112,921.382 93,422.659
Janus Aspen – Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.111554 $1.154692 $1.090790 $0.862311 $0.728468 $0.857507 $0.751573 $0.553819 $1.016044 $0.940727	$1.117835 $1.111554 $1.154692 $1.090790 $0.862311 $0.728468 $0.857507 $0.751573 $0.553819 $1.016044	185,149.534 190,869.235 245,045.863 280,054.197 334,020.858 368,740.705 569,954.555 597,619.981 589,800.246 662,169.098
Janus Aspen - Perkins Mid Cap Value Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.056122 $2.161591 $2.018285 $1.624295 $1.484495 $1.549208 $1.359661 $1.035702 $1.454423 $1.374155	$2.411849 $2.056122 $2.161591 $2.018285 $1.624295 $1.484495 $1.549208 $1.359661 $1.035702 $1.454423	0.000 0.000 0.000 0.000 0.000 14,024.655 17,253.438 21,455.255 55,289.121 62,054.922
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.026982 $2.097320 $2.295573 $1.645861 $1.378473 $1.559306 $1.161385 $0.721754 $1.208354 $1.196609	$2.178182 $2.026982 $2.097320 $2.295573 $1.645861 $1.378473 $1.559306 $1.161385 $0.721754 $1.208354	15,302.548 29,988.283 34,857.197 39,360.042 42,074.375 74,228.446 93,045.640 67,440.194 30,858.037 54,618.434
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.730313 $1.762153 $1.648416 $1.405624 $1.283009 $1.278746 $1.180963 $1.015691 $1.323958 $1.289840	$1.859665 $1.730313 $1.762153 $1.648416 $1.405624 $1.283009 $1.278746 $1.180963 $1.015691 $1.323958	77,649.968 85,508.439 114,066.879 124,533.091 135,979.342 148,350.175 116,873.434 141,530.681 92,227.844 78,651.717
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.926525 $1.003248 $1.143036 $0.941134 $0.805995 $0.913165 $0.852876 $0.630121 $1.070130 $1.000000	$0.980781 $0.926525 $1.003248 $1.143036 $0.941134 $0.805995 $0.913165 $0.852876 $0.630121 $1.070130	87,432.812 92,828.200 98,050.843 115,879.655 155,346.803 188,137.036 197,081.488 213,131.202 138,612.156 5,622.834

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AB Dynamic Allocation - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.664793 $1.686880 $1.618005 $1.528428 $1.458088 $1.449976 $1.343302 $1.035882 $1.661544 $1.418146	$1.680861 $1.664793 $1.686880 $1.618005 $1.528428 $1.458088 $1.449976 $1.343302 $1.035882 $1.661544	41,215.639 42,318.304 44,789.164 45,999.785 67,544.985 76,275.856 79,284.999 69,506.930 80,909.298 146,887.385
TA Aegon Government Money Market - Initial Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.016387 $1.029083 $1.041878 $1.054856 $1.068064 $1.081306 $1.094790 $1.107014 $1.094695 $1.055380	$1.003957 $1.016387 $1.029083 $1.041878 $1.054856 $1.068064 $1.081306 $1.094790 $1.107014 $1.094695	684,466.512 577,424.418 844,475.880 1,032,273.754 1,214,235.499 1,863,339.712 1,771,139.564 1,269,698.817 1,973,968.957 2,803,113.582
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 1, 1998	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.021478 $2.136983 $2.080936 $1.976566 $1.705221 $1.647887 $1.483913 $1.020431 $1.381306 $1.373205	$2.302884 $2.021478 $2.136983 $2.080936 $1.976566 $1.705221 $1.647887 $1.483913 $1.020431 $1.381306	95,331.683 134,661.491 185,223.184 205,693.603 271,753.265 326,626.398 381,135.740 440,838.189 558,452.319 669,170.988
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date May 13, 1994	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.464293 $1.481129 $1.432932 $1.484019 $1.429157 $1.344691 $1.304088 $1.263925 $1.188702 $1.134988	$1.450611 $1.464293 $1.481129 $1.432932 $1.484019 $1.429157 $1.344691 $1.304088 $1.263925 $1.188702	448,664.010 515,464.565 932,548.223 1,002,460.714 1,099,507.259 1,281,984.189 1,491,853.748 1,941,604.581 2,156,806.883 1,974,917.722
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.328895 $1.347865 $1.306923 $1.356996 $1.310298 $1.236541 $1.201264 $1.167287 $1.100331 $1.053261	$1.314375 $1.328895 $1.347865 $1.306923 $1.356996 $1.310298 $1.236541 $1.201264 $1.167287 $1.100331	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.639591 $1.693225 $1.677670 $1.553164 $1.463492 $1.443418 $1.341624 $1.084764 $1.393535 $1.326374	$1.694263 $1.639591 $1.693225 $1.677670 $1.553164 $1.463492 $1.443418 $1.341624 $1.084764 $1.393535	115,109.973 116,456.912 164,140.435 181,615.061 241,789.932 400,704.812 551,615.394 512,429.517 1,010,343.201 950,354.248

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.755703 $1.812649 $1.786542 $1.426436 $1,282768 $1.373148 $1.209469 $0.943304 $1.582269 $1.486851	$1.839475 $1.755703 $1.812649 $1.786542 $1.426436 $1,282768 $1.373148 $1.209469 $0.943304 $1.582269	1,356,997.193 1,443,098.430 1,513,978.271 1,548,505.887 1,594,197.901 1,687,393.878 1,510,307.161 1,655,466.961 1,436,715.533 1,689,550.428
TA Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.756582 $1.819163 $1.795718 $1.522976 $1.393746 $1.440106 $1.293468 $1.021885 $1.538888 $1.445324	$1.848530 $1.756582 $1.819163 $1.795718 $1.522976 $1.393746 $1.440106 $1.293468 $1.021885 $1.538888	1,038,241.886 1,345,680.474 1,646,704.550 1,733,863.912 1,940,435.641 1,854,760.822 2,058,687.626 2,237,224.015 2,430,210.057 3,013,977.224
TA Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.724989 $1.786339 $1.759986 $1.570026 $1.452682 $1.462229 $1.341335 $1.074425 $1.469438 $1.378257	$1.798554 $1.724989 $1.786339 $1.759986 $1.570026 $1.452682 $1.462229 $1.341335 $1.074425 $1.469438	1,034,154.445 1,150,525.625 1,455,266.949 1,563,880.316 1,771,393.115 1,988,401.406 2,052,466.584 2,157,194.866 2,314,753.319 2,654,848.642
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.996455 $2.096788 $1.892658 $1.471331 $1.333492 $1.314183 $1.204776 $1.070125 $1.638984 $1.586029	$2.265967 $1.996455 $2.096788 $1.892658 $1.471331 $1.333492 $1.314183 $1.204776 $1.070125 $1.638984	1,002,858.947 1,099,353.889 1,414,092.617 1,654,938.250 1,923,481.361 2,040,309.088 2,668,464.893 1,256,954.507 334,965.728 474,844.629
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.486386 $1.523667 $1.517572 $1.344073 $1.238713 $1.305361 $1.205169 $1.000000	$1.535020 $1.486386 $1.523667 $1.517572 $1.344073 $1.238713 $1.305361 $1.205169	103,017.006 371,117.407 631,889.237 425,528.048 376,228.793 374,967.964 318,755.851 107,314.253
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.394108 $1.413294 $1.361908 $1.227411 $1.129702 $1.102517 $1.003480 $0.993371	$1.444515 $1.394108 $1.413294 $1.361908 $1.227411 $1.129702 $1.102517 $1.003480	28,229.831 29,865.122 110,263.785 113,936.691 115,385.624 80,113.779 80,415.700 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.649248 $2.698595 $2.405962 $2.344689 $1.895479 $2.035925 $1.782147 $1.352468 $2.376670 $2.579503	$2.632984 $2.649248 $2.698595 $2.405962 $2.344689 $1.895479 $2.035925 $1.782147 $1.352468 $2.376670	30,126.639 31,432.168 44,685.758 51,252.845 53,782.352 68,924.695 85,598.679 77,337.559 101,628.784 106,626.809
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.035377 $1.068466 $1.090423 $0.981688 $0.883713 $0.967652 $0.888717 $0.695766 $1.106246 $1.032458	$1.033640 $1.035377 $1.068466 $1.090423 $0.981688 $0.883713 $0.967652 $0.888717 $0.695766 $1.106246	0.000 17,264.043 0.000 0.000 0.000 0.000 2,470.866 2,488.746 2,509.326 2,524.099
TA Janus Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.401791 $1.494522 $1.512975 $1.100950 $1.021978 $1.109148 $0.838670 $0.528867 $0.997022 $0.823890	$1.356242 $1.401791 $1.494522 $1.512975 $1.100950 $1.021978 $1.109148 $0.838670 $0.528867 $0.997022	533,882.745 557,558.959 796,999.526 847,350.541 966,157.506 1,056,810.076 683,290.702 669,637.329 723,116.582 785,548.220
TA Jennison Growth - Initial Class Subaccount Inception Date November 18, 1996	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.787436 $1.624534 $1.495887 $1.099890 $0.962002 $0.980165 $0.884015 $0.634782 $1.020357 $0.926507	$1.736331 $1.787436 $1.624534 $1.495887 $1.099890 $0.962002 $0.980165 $0.884015 $0.634782 $1.020357	1,161,457.081 1,194,311.281 1,495,107.875 1,836.852.949 1,983,969.406 2,295,673.738 2,663,229.920 138,566.563 169,826.389 253,549.549
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 2, 1997	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.685474 $1.707802 $1.514335 $1.157026 $1.006921 $1.012004 $0.889633 $0.695084 $1.123403 $1.088148	$1.853689 $1.685474 $1.707802 $1.514335 $1.157026 $1.006921 $1.012004 $0.889633 $0.695084 $1.123403	398,294.420 326,364.957 383,920.860 433,403.815 621,130.852 676,371.806 775,684.824 773,179.078 801,775.645 1,175,938.319
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$2.107180 $2.198113 $1.935504 $1.490639 $1.255336 $1.249382 $1.029949 $0.985165	$2.378375 $2.107180 $2.198113 $1.935504 $1.490639 $1.255336 $1.249382 $1.029949	7,967.568 4,079.467 892.690 893.956 895.327 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.219154 $1.256629 $1.216975 $1.105780 $1.032943 $1.030714 $0.942791 $0.819159 $1.000000	$1.249340 $1.219154 $1.256629 $1.216975 $1.105780 $1.032943 $1.030714 $0.942791 $0.819159	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.253074 $1.277519 $1.229059 $1.157932 $1.099705 $1.079160 $0.998540 $0.999966	$1.288081 $1.253074 $1.277519 $1.229059 $1.157932 $1.099705 $1.079160 $0.998540	0.000 0.000 0.000 0.000 47,946.359 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.212317 $1.272182 $1.238886 $1.056043 $0.958559 $0.981646 $0.879543 $0.722951 $1.000000	$1.253295 $1.212317 $1.272182 $1.238886 $1.056043 $0.958559 $0.981646 $0.879543 $0.722951	33,385.741 32,651.688 2,754.273 0.000 0.000 0.000 0.000 0.000 0.000
TA MFS International Equity - Initial Class Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.386627 $1.402894 $1.497944 $1.284313 $1.064576 $1.198383 $1.098102 $0.837955 $1.311199 $1.216347	$1.370626 $1.386627 $1.402894 $1.497944 $1.284313 $1.064576 $1.198383 $1.098102 $0.837955 $1.311199	142,750.325 166,292.475 245,168.291 260,634.194 282,685.836 283,234.340 352,063.468 382,307.487 381,599.482 662,417.253
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.182856 $1.977088 $1.888425 $1.289733 $1.130215 $1.214860 $0.965218 $0.764045 $1.215742 $1.218398	$2.107181 $2.182856 $1.977088 $1.888425 $1.289733 $1.130215 $1.214860 $0.965218 $0.764045 $1.215742	117,105.154 125,044.034 235,685.829 248,035.947 320,702.875 382,649.084 464,676.791 541,117.098 678,338.336 771,914.948
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.208127 $2.230944 $2.038483 $1.747752 $1.572120 $1.529974 $1.248058 $1.000543 $1.498683 $1.335781	$2.352670 $2.208127 $2.230944 $2.038483 $1.747752 $1.572120 $1.529974 $1.248058 $1.000543 $1.498683	55,728.733 28,199.414 42,425.183 35,318.927 45,178.717 29,697.661 29,766.351 44,713.021 40,793.472 25,852.406

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Multi-Managed Balanced - Service Class Subaccount Inception Date April 29, 2010	2016 2015 2014 2013 2012 2011 2010	$1.610487 $1.631643 $1.495088 $1.285530 $1.158110 $1.130153 $1.000000	$1.712134 $1.610487 $1.631643 $1.495088 $1.285530 $1.158110 $1.130153	15,976.731 10,746.800 0.000 12,967.749 11,104.371 0.000 0.000
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.619850 $1.628858 $1.575574 $1.636957 $1.541170 $1.468334 $1.386905 $1.210180 $1.260541 $1.171534	$1.643290 $1.619850 $1.628858 $1.575574 $1.636957 $1.541170 $1.468334 $1.386905 $1.210180 $1.260541	418,701.220 531,313.726 649,135.192 729,763.179 871,202.021 1,018,827.453 1,256,702.466 1,276,639.241 1,233,307.719 1,255,653.034
TA Small/Mid Cap Value - Initial Class(5) Subaccount Inception Date May 4, 1993	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$3.234792 $3.359635 $3.232715 $2.401901 $2.088952 $2.172744 $1.686857 $1.192595 $2.042093 $1.657650	$3.869933 $3.234792 $3.359635 $3.232715 $2.401901 $2.088952 $2.172744 $1.686857 $1.192595 $2.042093	617,394.224 681,085.738 894,016.015 1,033,616.438 1,120,653.326 1,262,971.038 1,547,738.181 1,794,312.791 2,174,820.233 2,637,797.361
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.497190 $2.468336 $2.345567 $1.648412 $1.442743 $1.436428 $1.081922 $0.789781 $1.254462 $1.158869	$2.743190 $2.497190 $2.468336 $2.345567 $1.648412 $1.442743 $1.436428 $1.081922 $0.789781 $1.254462	103,597.915 132,590.818 136,709.506 140,942.217 171,449.956 215,748.046 362,042.810 421,278.627 451,851.691 578,877.332
TA Torray Concentrated Growth - Initial Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.020875 $2.078854 $1.913568 $1.455655 $1.258384 $1.303628 $1.107576 $0.771208 $1.348278 $1.249638	$2.130480 $2.020875 $2.078854 $1.913568 $1.455655 $1.258384 $1.303628 $1.107576 $0.771208 $1.348278	332,333.914 425,768.145 605,664.677 700,744.103 820,231.226 1,016,010.759 1,448,051.369 2,104,906.366 1,578,030.299 1,894,776.828
TA TS&W International Equity - Initial Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.447990 $1.447038 $1.545246 $1.258268 $1.091270 $1.289168 $1.203254 $0.967802 $1.602061 $1.403238	$1.445564 $1.447990 $1.447038 $1.545246 $1.258268 $1.091270 $1.289168 $1.203254 $0.967802 $1.602061	297,725.010 330,504.344 395,919.348 482,968.417 565,312.108 747,561.420 953,004.670 1,020,585.859 1,297,411.450 1,552,208.978

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA WMC US Growth - Initial Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.797173 $1.703016 $1.551973 $1.186249 $1.061382 $1.116284 $0.959353 $0.751847 $1.409942 $1.227724	$1.824940 $1.797173 $1.703016 $1.551973 $1.186249 $1.061382 $1.116284 $0.959353 $0.751847 $1.409942	835,480.835 1,005,540.750 1,215,764.694 1,477,111.681 1,661,598.353 1,897,556.111 1,694,037.159 1,817,051.238 2,215,682.819 2,668,723.448
(1)	The beginning and ending AUV for this fund also reflects a 0.15% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(4)	Effective November 30, 2016, GE Investments Total Return Fund was renamed State Street Total Return V.I.S. Fund.
(5)	Effective December 5, 2016, TA Systematic Small/Mid Cap Value was renamed TA Small/Mid Cap Value.
The TA International Equity Index, TA Madison Diversified Income and TA U.S. Equity Index had not commenced operation as of December 31, 2016, therefore, comparable data is not available.

APPENDIX
HUNTINGTON CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit values and the number of accumulation units outstanding for the total separate account expenses listed therein (including any applicable fund facilitation fees) for each subaccount available on December 31, 2016.
Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.603220 $1.624695 $1.557048 $1.374618 $1.244742 $1.317934 $1.226543 $1.011675 $1.000000	$1.631346 $1.603220 $1.624695 $1.557048 $1.374618 $1.244742 $1.317934 $1.226543 $1.011675	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.497861 $1.517820 $1.479727 $1.229207 $1.087157 $1.102698 $1.007062 $0.989756	$1.595065 $1.497861 $1.517820 $1.479727 $1.229207 $1.087157 $1.102698 $1.007062	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.036969 $1.062583 $1.037063 $1.089096 $1.062133 $1.028491 $0.992791 $1.000877	$1.039007 $1.036969 $1.062583 $1.037063 $1.089096 $1.062133 $1.028491 $0.992791	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.322667 $1.350208 $1.257323 $1.079898 $0.963674 $1.026512 $0.893065 $0.661459 $1.000000	$1.381228 $1.322667 $1.350208 $1.257323 $1.079898 $0.963674 $1.026512 $0.893065 $0.661459	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount Inception Date November 10, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.598704 $1.749442 $1.746875 $1.449117 $1.291113 $1.347141 $1.253768 $0.989022 $1.000000	$1.759660 $1.598704 $1.749442 $1.746875 $1.449117 $1.291113 $1.347141 $1.253768 $0.989022	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(2)(4) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.211583 $1.260621 $1.231551 $1.102725 $1.008535 $1.068314 $1.002704 $0.988788	$1.252159 $1.211583 $1.260621 $1.231551 $1.102725 $1.008535 $1.068314 $1.002704	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AB Dynamic Allocation - Service Class Subaccount Inception Date August 16, 2010	2016 2015 2014 2013 2012 2011 2010	$1.117341 $1.149531 $1.117818 $1.071415 $1.037662 $1.045621 $1.000000	$1.112394 $1.117341 $1.149531 $1.117818 $1.071415 $1.037662 $1.045621	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon Government Money Market - Service Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008	$0.841237 $0.861814 $0.882873 $0.904471 $0.926704 $0.949305 $0.972509 $0.996216 $1.000000	$0.821228 $0.841237 $0.861814 $0.882873 $0.904471 $0.926704 $0.949305 $0.972509 $0.996216	0.000 0.000 0.000 0.000 0.000 0.000 0.000 29,874.135 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 13, 1994	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.075090 $1.103373 $1.082543 $1.137353 $1.111300 $1.061135 $1.043081 $1.025589 $1.000000	$1.050915 $1.075090 $1.103373 $1.082543 $1.137353 $1.111300 $1.061135 $1.043081 $1.025589	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2016 2015	$9.464876 $9.999337	$9.831422 $9.464876	0.000 0.000
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.081636 $1.132431 $1.138005 $1.068724 $1.021542 $1.022413 $0.963561 $0.790338 $1.000000	$1.101287 $1.081636 $1.132431 $1.138005 $1.068724 $1.021542 $1.022413 $0.963561 $0.790338	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.108857 $1.165397 $1.165433 $1.002978 $0.931090 $0.976071 $0.889620 $0.712762 $1.000000	$1.150080 $1.108857 $1.165397 $1.165433 $1.002978 $0.931090 $0.976071 $0.889620 $0.712762	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.107212 $1.163152 $1.161350 $1.050752 $0.986736 $1.007920 $0.937563 $0.761131 $1.000000	$1.137604 $1.107212 $1.163152 $1.161350 $1.050752 $0.986736 $1.007920 $0.937563 $0.761131	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998016	$10.390986	0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2016 2015 2014	$9.327076 $9.894477 $9.998010	$9.138409 $9.327076 $9.894477	0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10, 2014	2016 2015 2014	$9.132530 $9.854616 $9.998010	$8.897856 $9.132530 $9.854616	0.000 0.000 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998016	$10.076941	0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998016	$10.145639	0.000
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2016 2015 2014 2013 2012 2011 2010 2009 2008	$0.933804 $0.975070 $1.006905 $0.917245 $0.835545 $0.925739 $0.860297 $0.681505 $1.000000	$0.921342 $0.933804 $0.975070 $1.006905 $0.917245 $0.835545 $0.925739 $0.860297 $0.681505	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.113780 $1.161630 $1.138317 $1.046565 $0.989269 $0.998799 $0.924430 $0.812728 $1.000000	$1.128008 $1.113780 $1.161630 $1.138317 $1.046565 $0.989269 $0.998799 $0.924430 $0.812728	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.165878 $1.202718 $1.170812 $1.116124 $1.072630 $1.065040 $0.997153 $0.999934	$1.184458 $1.165878 $1.202718 $1.170812 $1.116124 $1.072630 $1.065040 $0.997153	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.107530 $1.176003 $1.158801 $0.999482 $0.918034 $0.951266 $0.862408 $0.717267 $1.000000	$1.131591 $1.107530 $1.176003 $1.158801 $0.999482 $0.918034 $0.951266 $0.862408 $0.717267	0.000 0.000 0.000 0.000 37,609.858 37,609.858 37,609.858 17,585.995 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.457094 $1.493741 $1.384948 $1.204937 $1.098433 $1.084596 $0.896936 $0.729646 $1.000000	$1.530966 $1.457094 $1.493741 $1.384948 $1.204937 $1.098433 $1.084596 $0.896936 $0.729646	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.106997 $1.128280 $1.107861 $1.167289 $1.114428 $1.077556 $1.032354 $0.913723 $1.000000	$1.107340 $1.106997 $1.128280 $1.107861 $1.167289 $1.114428 $1.077556 $1.032354 $0.913723	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date December 9, 2011	2016 2015 2014 2013 2012 2011	$1.054634 $1.106600 $1.094258 $1.047037 $1.004699 $1.000000	$1.056735 $1.054634 $1.106600 $1.094258 $1.047037 $1.004699	0.000 0.000 0.000 0.000 0.000 0.000

Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.620021 $1.639311 $1.568765 $1.382939 $1.250439 $1.322043 $1.228584 $1.011883 $1.000000	$1.650847 $1.620021 $1.639311 $1.568765 $1.382939 $1.250439 $1.322043 $1.228584 $1.011883	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
AB Growth and Income Portfolio – Class B Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.262614 $1.273489 $1.192035 $0.906020 $0.790629 $0.762481 $0.691504 $0.587796 $1.014050 $1.000000	$1.370953 $1.262614 $1.273489 $1.192035 $0.906020 $0.790629 $0.762481 $0.691504 $0.587796 $1.014050	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.569219 $1.448120 $1.301330 $0.971730 $0.851909 $0.905457 $0.843356 $0.629255 $1.069811 $1.000000	$1.570145 $1.569219 $1.448120 $1.301330 $0.971730 $0.851909 $0.905457 $0.843356 $0.629255 $1.069811	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.511299 $1.529203 $1.488655 $1.234823 $1.090524 $1.104500 $1.007237 $0.989760	$1.611731 $1.511299 $1.529203 $1.488655 $1.234823 $1.090524 $1.104500 $1.007237	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.046286 $1.070554 $1.043320 $1.094065 $1.065422 $1.030171 $0.992961 $1.000881	$1.049872 $1.046286 $1.070554 $1.043320 $1.094065 $1.065422 $1.030171 $0.992961	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Growth FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.735531 $1.666380 $1.575642 $1.242561 $1.081537 $1.159181 $1.002101 $0.986463	$1.852171 $1.735531 $1.666380 $1.575642 $1.242561 $1.081537 $1.159181 $1.002101	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.663084 $1.681866 $1.559727 $1.198698 $1.046994 $1.094182 $1.007487 $0.986784	$1.807838 $1.663084 $1.681866 $1.559727 $1.198698 $1.046994 $1.094182 $1.007487	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - International FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.032616 $1.109707 $1.169604 $0.986570 $0.858603 $1.023881 $0.979627 $0.982894	$1.042077 $1.032616 $1.109707 $1.169604 $0.986570 $0.858603 $1.023881 $0.979627	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Catalyst Dividend Capture VA Fund Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.247295 $1.316224 $1.222306 $1.042331 $0.956731 $0.914045 $0.812222 $0.664167 $0.944865 $1.000000	$1.304305 $1.247295 $1.316224 $1.222306 $1.042331 $0.956731 $0.914045 $0.812222 $0.664167 $0.944865	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Catalyst Insider Buying VA Fund Subaccount Inception Date September 10, 2997	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.235343 $1.361327 $1.421998 $1.102700 $0.920020 $0.949791 $0.749637 $0.576816 $1.004142 $1.000000	$1.340545 $1.235343 $1.361327 $1.421998 $1.102700 $0.920020 $0.949791 $0.749637 $0.576816 $1.000000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.337636 $1.363495 $1.267830 $1.087314 $0.968862 $1.030532 $0.895254 $0.662108 $1.000000	$1.398904 $1.337636 $1.363495 $1.267830 $1.087314 $0.968862 $1.030532 $0.895254 $0.662108	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.338175 $1.363297 $1.249078 $0.975767 $0.859582 $0.904497 $0.791336 $0.597585 $1.066840 $1.000000	$1.409294 $1.338175 $1.363297 $1.249078 $0.975767 $0.859582 $0.904497 $0.791336 $0.597585 $1.066840	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.085841 $1.159990 $1.093913 $0.875445 $0.765185 $0.777656 $0.692262 $0.545247 $0.975486 $1.000000	$1.249471 $1.085841 $1.159990 $1.093913 $0.875445 $0.765185 $0.777656 $0.692262 $0.545247 $0.975486	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.395966 $1.335842 $1.230995 $0.925948 $0.828090 $0.847369 $0.699841 $0.559483 $1.086361 $1.000000	$1.372161 $1.395966 $1.335842 $1.230995 $0.925948 $0.828090 $0.847369 $0.699841 $0.559483 $1.086361	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.353069 $1.407113 $1.357599 $1.022164 $0.912867 $1.047517 $0.833463 $0.610092 $1.033547 $1.000000	$1.480440 $1.353069 $1.407113 $1.357599 $1.022164 $0.912867 $1.047517 $0.833463 $0.610092 $1.033547	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.230819 $1.300632 $1.249196 $0.981619 $0.790383 $0.888860 $0.719724 $0.468512 $0.984009 $1.000000	$1.314783 $1.230819 $1.300632 $1.249196 $0.981619 $0.790383 $0.888860 $0.719724 $0.468512 $0.984009	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount Inception Date November 10, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.615525 $1.765263 $1.760102 $1.457955 $1.297074 $1.351386 $1.255873 $0.989224 $1.000000	$1.780772 $1.615525 $1.765263 $1.760102 $1.457955 $1.297074 $1.351386 $1.255873 $0.989224	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Income VIP Fund - Class 2 Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.143374 $1.258451 $1.230594 $1.104865 $1.003447 $1.002566 $0.910267 $0.686750 $0.998819 $1.000000	$1.274486 $1.143374 $1.258451 $1.230594 $1.104865 $1.003447 $1.002566 $0.910267 $0.686750 $0.998819	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.093654 $1.176918 $1.123942 $0.896444 $0.802812 $0.829895 $0.763493 $0.619642 $1.008020 $1.000000	$1.240816 $1.093654 $1.176918 $1.123942 $0.896444 $0.802812 $0.829895 $0.763493 $0.619642 $1.008020	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2016 2015 2014 2013 2012	$1.417771 $1.384617 $1.309495 $0.958251 $1.000000	$1.413934 $1.417771 $1.384617 $1.309495 $0.958251	0.000 0.000 0.000 0.000 0.000
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.904962 $1.036202 $0.996405 $0.764838 $0.665100 $0.704283 $0.673685 $0.466485 $0.992340 $1.000000	$1.043219 $0.904962 $1.036202 $0.996405 $0.764838 $0.665100 $0.704283 $0.673685 $0.466485 $0.992340	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.621034 $1.598112 $1.456560 $1.128494 $0.986925 $1.026545 $0.836635 $0.592539 $1.079821 $1.000000	$1.776501 $1.621034 $1.598112 $1.456560 $1.128494 $0.986925 $1.026545 $0.836635 $0.592539 $1.079821	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Aspen – Global Research Portfolio – Service Shares Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.009494 $1.059549 $1.011292 $0.807750 $0.689490 $0.820034 $0.726179 $0.540650 $1.002231 $1.000000	$1.004792 $1.009494 $1.059549 $1.011292 $0.807750 $0.689490 $0.820034 $0.726179 $0.540650 $1.002231	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS ® New Discovery Series – Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.502360 $1.570624 $1.736932 $1.258230 $1.064795 $1.216950 $0.915783 $0.575033 $0.972757 $1.000000	$1.597895 $1.502360 $1.570624 $1.736932 $1.258230 $1.064795 $1.216950 $0.915783 $0.575033 $0.972757	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® Total Return Series – Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.210156 $1.245208 $1.176910 $1.013971 $0.935170 $0.941710 $0.878717 $0.763584 $1.005707 $1.000000	$1.287309 $1.210156 $1.245208 $1.176910 $1.013971 $0.935170 $0.941710 $0.878717 $0.763584 $1.005707	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(2)(4) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.222482 $1.270108 $1.239002 $1.107778 $1.011666 $1.070072 $1.002880 $0.988792	$1.265267 $1.222482 $1.270108 $1.239002 $1.107778 $1.011666 $1.070072 $1.002880	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.871629 $0.953607 $1.097753 $0.913219 $0.790250 $0.904612 $0.853633 $0.637230 $1.093480 $1.000000	$0.913224 $0.871629 $0.953607 $1.097753 $0.913219 $0.790250 $0.904612 $0.853633 $0.637230 $1.093480	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA AB Dynamic Allocation - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.982814 $1.009656 $0.980378 $0.938308 $0.907410 $0.913034 $0.855712 $0.667396 $1.083798 $1.000000	$0.979889 $0.982814 $1.009656 $0.980378 $0.938308 $0.907410 $0.913034 $0.855712 $0.667396 $1.083798	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon Government Money Market - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.857752 $0.877430 $0.897580 $0.918183 $0.939360 $0.960863 $0.982920 $1.005408 $1.006817 $1.000000	$0.838564 $0.857752 $0.877430 $0.897580 $0.918183 $0.939360 $0.960863 $0.982920 $1.005408 $1.006817	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon High Yield Bond - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.328164 $1.419771 $1.401890 $1.348787 $1.178448 $1.153170 $1.051706 $0.732601 $1.005573 $1.000000	$1.493169 $1.328164 $1.419771 $1.401890 $1.348787 $1.178448 $1.153170 $1.051706 $0.732601 $1.005573	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.125403 $1.153311 $1.129871 $1.185341 $1.156495 $1.102682 $1.082334 $1.062619 $1.012081 $1.000000	$1.101703 $1.125403 $1.153311 $1.129871 $1.185341 $1.156495 $1.102682 $1.082334 $1.062619 $1.012081	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.085219 $1.134512 $1.138413 $1.067543 $1.018913 $1.018298 $0.958275 $0.784850 $1.021621 $1.000000	$1.106544 $1.085219 $1.134512 $1.138413 $1.067543 $1.018913 $1.018298 $0.958275 $0.784850 $1.021621	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Growth - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.027088 $1.073443 $1.072010 $0.867689 $0.789876 $0.856811 $0.764509 $0.603728 $1.025291 $1.000000	$1.062496 $1.027088 $1.073443 $1.072010 $0.867689 $0.789876 $0.856811 $0.764509 $0.603728 $1.025291	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.058155 $1.110475 $1.108877 $0.952913 $0.883309 $0.924637 $0.841516 $0.673235 $1.026855 $1.000000	$1.099113 $1.058155 $1.110475 $1.108877 $0.952913 $0.883309 $0.924637 $0.841516 $0.673235 $1.026855	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.089403 $1.142773 $1.139328 $1.029315 $0.965181 $0.984443 $0.914377 $0.741224 $1.027483 $1.000000	$1.120954 $1.089403 $1.142773 $1.139328 $1.029315 $0.965181 $0.984443 $0.914377 $0.741224 $1.027483	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.116973 $1.188199 $1.085917 $0.855008 $0.784772 $.0783526 $0.727673 $0.654637 $1.015775 $1.000000	$1.251247 $1.116973 $1.188199 $1.085917 $0.855008 $0.784772 $.0783526 $0.727673 $0.654637 $1.015775	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.387600 $1.437166 $1.446249 $1.294176 $1.205154 $1.283132 $1.196900 $1.000000	$1.418338 $1.387600 $1.437166 $1.446249 $1.294176 $1.205154 $1.283132 $1.196900	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.567834 $1.605901 $1.563566 $1.423761 $1.324086 $1.305597 $1.200632 $1.000000	$1.607901 $1.567834 $1.605901 $1.563566 $1.423761 $1.324086 $1.305597 $1.200632	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.999442 $1.031424 $0.931330 $0.918700 $0.752080 $0.818536 $0.726229 $0.558576 $0.993844 $1.000000	$0.981129 $0.999442 $1.031424 $0.931330 $0.918700 $0.752080 $0.818536 $0.726229 $0.558576 $0.993844	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA International Moderate Growth - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.890270 $0.928253 $0.957150 $0.870646 $0.791920 $0.876124 $0.812994 $0.643084 $1.033136 $1.000000	$0.879674 $0.890270 $0.928253 $0.957150 $0.870646 $0.791920 $0.876124 $0.812994 $0.643084 $1.033136	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.142186 $1.167028 $1.107184 $0.951641 $0.865458 $0.992650 $0.984931 $0.986553	$1.162562 $1.142186 $1.167028 $1.107184 $0.951641 $0.865458 $0.992650 $0.984931	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.378036 $1.488054 $1.526284 $1.124677 $1.057860 $1.162568 $0.890324 $0.568826 $1.086567 $1.000000	$1.316105 $1.378036 $1.488054 $1.526284 $1.124677 $1.057860 $1.162568 $0.890324 $0.568826 $1.086567	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Jennison Growth - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.673514 $1.540803 $1.435705 $1.069713 $0.948315 $0.977625 $0.893146 $0.649438 $1.056481 $1.000000	$1.604878 $1.673514 $1.540803 $1.435705 $1.069713 $0.948315 $0.977625 $0.893146 $0.649438 $1.056481	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount Inception Date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.025062 $1.045141 $1.017272 $1.063310 $1.038517 $1.000000	$1.022724 $1.025062 $1.045141 $1.017272 $1.063310 $1.038517	0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.355996 $1.392127 $1.249584 $0.967437 $0.852588 $0.868049 $0.773149 $0.611631 $1.001564 $1.000000	$1.473010 $1.355996 $1.392127 $1.249584 $0.967437 $0.852588 $0.868049 $0.773149 $0.611631 $1.001564	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.978259 $2.085045 $1.854985 $1.443428 $1.228247 $1.235071 $1.028698 $0.985137	$2.210005 $1.978259 $2.085045 $1.854985 $1.443428 $1.228247 $1.235071 $1.028698	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.082501 $1.111874 $1.070239 $1.039838 $0.989952 $1.000000	$1.102589 $1.082501 $1.111874 $1.070239 $1.039838 $0.989952	0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.126348 $1.173021 $1.147789 $1.053722 $0.994571 $1.002699 $0.926675 $0.813516 $1.000000	$1.142414 $1.126348 $1.173021 $1.147789 $1.053722 $0.994571 $1.002699 $0.926675 $0.813516	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.176375 $1.211762 $1.177890 $1.121227 $1.075961 $1.066785 $0.997328 $0.999938	$1.196863 $1.176375 $1.211762 $1.177890 $1.121227 $1.075961 $1.066785 $0.997328	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.120091 $1.187601 $1.168512 $1.006375 $0.922983 $0.954989 $0.864525 $0.717974 $1.000000	$1.146105 $1.120091 $1.187601 $1.168512 $1.006375 $0.922983 $0.954989 $0.864525 $0.717974	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA MFS International Equity - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.987852 $1.013038 $1.095621 $0.951709 $0.798944 $0.910318 $0.844243 $0.653111 $1.036627 $1.000000	$0.964416 $0.987852 $1.013038 $1.095621 $0.951709 $0.798944 $0.910318 $0.844243 $0.653111 $1.036627	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.614028 $1.481499 $1.432654 $0.991017 $0.880110 $0.957660 $0.770871 $0.618184 $0.996641 $1.000000	$1.538339 $1.614028 $1.481499 $1.432654 $0.991017 $0.880110 $0.957660 $0.770871 $0.618184 $0.996641	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.411452 $1.444828 $1.337644 $1.162072 $1.057809 $1.042957 $0.861242 $0.699582 $1.061527 $1.000000	$1.485186 $1.411452 $1.444828 $1.337644 $1.162072 $1.057809 $1.042957 $0.861242 $0.699582 $1.061527	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$0.984578 $1.033548 $0.980531 $0.896845 $0.908646 $0.962297 $1.019726 $0.998141	$1.014282 $0.984578 $1.033548 $0.980531 $0.896845 $0.908646 $0.962297 $1.019726	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$0.943622 $0.985808 $0.927567 $0.877347 $0.884163 $0.977377 $1.021477 $0.997247	$0.968384 $0.943622 $0.985808 $0.927567 $0.877347 $0.884163 $0.977377 $1.021477	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$0.943786 $1.000062 $0.961585 $0.842170 $0.855730 $0.990425 $1.020396 $0.996379	$0.967569 $0.943786 $1.000062 $0.961585 $0.842170 $0.855730 $0.990425 $1.020396	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.198848 $1.220110 $1.196257 $1.258582 $1.199822 $1.158440 $1.108221 $0.979433 $1.033798 $1.000000	$1.200965 $1.198848 $1.220110 $1.196257 $1.258582 $1.199822 $1.158440 $1.108221 $0.979433 $1.033798	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PineBridge Inflation Opportunities- Service Class Subaccount Inception Date May 2, 2011	2016 2015 2014 2013 2012 2011	$0.935083 $0.984829 $0.974558 $1.102224 $1.060897 $1.000000	$0.948874 $0.935083 $0.984829 $0.974558 $1.102224 $1.060897	0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.029692 $1.078850 $1.065248 $1.017785 $0.975186 $1.000000	$1.033259 $1.029692 $1.078850 $1.065248 $1.017785 $0.975186	0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.041928 $1.140424 $1.130212 $0.992384 $0.915081 $1.000000	$1.038594 $1.041928 $1.140424 $1.130212 $0.992384 $0.915081	0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount Inception Date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.041113 $1.112644 $1.098513 $1.011360 $0.955474 $1.000000	$1.039987 $1.041113 $1.112644 $1.098513 $1.011360 $0.955474	0.000 0.000 0.000 0.000 0.000 0.000
TA Small Mid Cap Value - Service Class(5) Subaccount Inception Date January 22, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.628628 $1.712929 $1.669951 $1.255790 $1.107211 $1.165962 $0.917145 $0.656576 $1.000000	$1.923348 $1.628628 $1.712929 $1.669951 $1.255790 $1.107211 $1.165962 $0.917145 $0.656576	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.815979 $1.818569 $1.751063 $1.246577 $1.105074 $1.113589 $0.849760 $0.628422 $1.010982 $1.000000	$1.970560 $1.815979 $1.818569 $1.751063 $1.246577 $1.105074 $1.113589 $0.849760 $0.628422 $1.010982	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.392364 $1.451037 $1.352577 $1.041861 $0.912428 $0.957640 $0.824114 $0.581078 $1.028636 $1.000000	$1.449300 $1.392364 $1.451037 $1.352577 $1.041861 $0.912428 $0.957640 $0.824114 $0.581078 $1.028636	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.873299 $0.884198 $0.955975 $0.788222 $0.692600 $0.829303 $0.784048 $0.638216 $1.071258 $1.000000	$0.860255 $0.873299 $0.884198 $0.955975 $0.788222 $0.692600 $0.829303 $0.784048 $0.638216 $1.071258	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.258819 $1.207922 $1.114929 $0.863185 $0.782494 $0.833186 $0.725501 $0.575800 $1.094491 $1.000000	$1.261862 $1.258819 $1.207922 $1.114929 $0.863185 $0.782494 $0.833186 $0.725501 $0.575800 $1.094491	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.654327 $1.669132 $1.592625 $1.399856 $1.262014 $1.330376 $1.232706 $1.012300 $1.000000	$1.690739 $1.654327 $1.669132 $1.592625 $1.399856 $1.262014 $1.330376 $1.232706 $1.012300	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Growth and Income Portfolio – Class B Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.293782 $1.301099 $1.214304 $0.920244 $0.800676 $0.769920 $0.696212 $0.590070 $1.014961 $1.000000	$1.408898 $1.293782 $1.301099 $1.214304 $0.920244 $0.800676 $0.769920 $0.696212 $0.590070 $1.014961	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.608104 $1.479654 $1.325757 $0.987050 $0.862777 $0.914308 $0.849100 $0.631694 $1.070778 $1.000000	$1.613771 $1.608104 $1.479654 $1.325757 $0.987050 $0.862777 $0.914308 $0.849100 $0.631694 $1.070778	0.000 0.000 0.000 0.000 0.000 15,706.210 17,173.604 18,399.236 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.538650 $1.552319 $1.506733 $1.246157 $1.097305 $1.108122 $1.007586 $0.989768	$1.645687 $1.538650 $1.552319 $1.506733 $1.246157 $1.097305 $1.108122 $1.007586	0.000 0.000 0.000 2,626.622 2,775.611 2,928.420 3,091.126 0.000
American Funds - Bond FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.065205 $1.086716 $1.055974 $1.104093 $1.072026 $1.033538 $0.993302 $1.000889	$1.071981 $1.065205 $1.086716 $1.055974 $1.104093 $1.072026 $1.033538 $0.993302	0.000 0.000 0.000 3,809.146 4,025.221 4,246.800 4,482.778 0.000
American Funds - Growth FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.766943 $1.691580 $1.594788 $1.253982 $1.088270 $1.162985 $1.002444 $0.986471	$1.891209 $1.766943 $1.691580 $1.594788 $1.253982 $1.088270 $1.162985 $1.002444	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.693134 $1.707247 $1.578646 $1.209692 $1.053486 $1.097757 $1.007829 $0.986792	$1.845868 $1.693134 $1.707247 $1.578646 $1.209692 $1.053486 $1.097757 $1.007829	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - International FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.051313 $1.126493 $1.183816 $0.995631 $0.863939 $1.027239 $0.979961 $0.982902	$1.064037 $1.051313 $1.126493 $1.183816 $0.995631 $0.863939 $1.027239 $0.979961	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Catalyst Dividend Capture VA Fund Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.278138 $1.344818 $1.245204 $1.058752 $0.968933 $0.922991 $0.817770 $0.666738 $0.945718 $1.000000	$1.340482 $1.278138 $1.344818 $1.245204 $1.058752 $0.968933 $0.922991 $0.817770 $0.666738 $0.945718	0.000 0.000 0.000 0.000 0.000 20,844.999 20,044.952 28,776.879 21,232.698 2,387.890
Catalyst Insider Buying VA Fund Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.265878 $1.390887 $1.448619 $1.120051 $0.931748 $0.959073 $0.754753 $0.579051 $1.005055 $1.000000	$1.377695 $1.265878 $1.390887 $1.448619 $1.120051 $0.931748 $0.959073 $0.754753 $0.579051 $1.005055	0.000 0.000 0.000 3,272.110 3,427.083 3,381.130 45,714.468 44,312.766 44,557.836 4,465.792
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.368136 $1.390498 $1.289153 $1.102363 $0.979368 $1.038655 $0.899667 $0.663418 $1.000000	$1.434997 $1.368136 $1.390498 $1.289153 $1.102363 $0.979368 $1.038655 $0.899667 $0.663418	0.000 0.000 0.000 56,140.002 57,802.626 59,066.035 54,517.819 0.000 0.000
Fidelity ® VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.371221 $1.392865 $1.272430 $0.991099 $0.870520 $0.913324 $0.796717 $0.599889 $1.067807 $1.000000	$1.448335 $1.371221 $1.392865 $1.272430 $0.991099 $0.870520 $0.913324 $0.796717 $0.599889 $1.067807	0.000 0.000 0.000 0.000 0.000 0.000 39,148.576 41,240.206 41,468.276 4,245.451
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.112678 $1.185163 $1.114376 $0.889212 $0.774927 $0.785253 $0.696980 $0.547358 $0.976364 $1.000000	$1.284108 $1.112678 $1.185163 $1.114376 $0.889212 $0.774927 $0.785253 $0.696980 $0.547358 $0.976364	0.000 0.000 0.000 0.000 0.000 0.000 42,034.564 44,280.392 44,525.279 0.000
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.430477 $1.364852 $1.254040 $0.940520 $0.838635 $0.855650 $0.704615 $0.561641 $1.087339 $1.000000	$1.410209 $1.430477 $1.364852 $1.254040 $0.940520 $0.838635 $0.855650 $0.704615 $0.561641 $1.087339	0.000 0.000 0.000 0.000 0.000 0.000 19,441.960 20,480.704 20,593.978 2,095.388

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.386481 $1.437635 $1.382983 $1.038231 $0.924479 $1.057738 $0.839130 $0.612447 $1.034477 $1.000000	$1.521443 $1.386481 $1.437635 $1.382983 $1.038231 $0.924479 $1.057738 $0.839130 $0.612447 $1.034477	0.000 0.000 0.000 0.000 0.000 16,269.395 37,663.275 39,994.658 21,051.488 2,196.690
Fidelity ® VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.261228 $1.328859 $1.272560 $0.997044 $0.800444 $0.897540 $0.724622 $0.470320 $0.984893 $1.000000	$1.351210 $1.261228 $1.328859 $1.272560 $0.997044 $0.800444 $0.897540 $0.724622 $0.470320 $0.984893	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount Inception Date November 10, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.649699 $1.797323 $1.786825 $1.475758 $1.309051 $1.359873 $1.260066 $0.989628 $1.000000	$1.823777 $1.649699 $1.797323 $1.786825 $1.475758 $1.309051 $1.359873 $1.260066 $0.989628	0.000 0.000 0.000 9,763.540 10,256.736 10,422.425 6,223.682 0.000 0.000
Franklin Income VIP Fund - Class 2 Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.171623 $1.285771 $1.253626 $1.122238 $1.016231 $1.012379 $0.916469 $0.689402 $0.999719 $1.000000	$1.309802 $1.171623 $1.285771 $1.253626 $1.122238 $1.016231 $1.012379 $0.916469 $0.689402 $0.999719	0.000 0.000 0.000 1,382.969 1,461.411 30,447.244 33,233.454 33,861.540 0.000 0.000
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.120692 $1.202480 $1.144982 $0.910543 $0.813039 $0.837998 $0.768699 $0.622031 $1.008925 $1.000000	$1.275213 $1.120692 $1.202480 $1.144982 $0.910543 $0.813039 $0.837998 $0.768699 $0.622031 $1.008925	0.000 0.000 0.000 0.000 0.000 0.000 20,400.562 21,490.527 21,609.383 2,257.656
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2016 2015 2014 2013 2012	$1.433164 $1.395539 $1.315956 $0.960163 $1.000000	$1.433482 $1.433164 $1.395539 $1.315956 $0.960163	0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.927325 $1.058692 $1.015057 $0.776873 $0.643571 $0.711169 $0.678280 $0.468290 $0.993240 $1.000000	$1.072134 $0.927325 $1.058692 $1.015057 $0.776873 $0.673571 $0.711169 $0.678280 $0.468290 $0.993240	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.661123 $1.632835 $1.483839 $1.146264 $0.999514 $1.036588 $0.842337 $0.594830 $1.080794 $1.000000	$1.825754 $1.661123 $1.632835 $1.483839 $1.146264 $0.999514 $1.036588 $0.842337 $0.594830 $1.080794	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Aspen – Global Research Portfolio – Service Shares Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.034437 $1.082547 $1.030218 $0.820458 $0.698269 $0.828040 $0.731122 $0.542740 $1.003133 $1.000000	$1.032635 $1.034437 $1.082547 $1.030218 $0.820458 $0.698269 $0.828040 $0.731122 $0.542740 $1.003133	0.000 0.000 0.000 0.000 0.000 0.000 0.000 43,753.895 0.000 0.000
MFS ® New Discovery Series – Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.539517 $1.604753 $1.769471 $1.278043 $1.078374 $1.228863 $0.922038 $0.577252 $0.973634 $1.000000	$1.642220 $1.539517 $1.604753 $1.769471 $1.278043 $1.078374 $1.228863 $0.922038 $0.577252 $0.973634	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® Total Return Series – Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.240088 $1.272262 $1.198957 $1.029931 $0.947083 $0.950909 $0.884700 $0.766539 $1.006614 $1.000000	$1.323021 $1.240088 $1.272262 $1.198957 $1.029931 $0.947083 $0.950909 $0.884700 $0.766539 $1.006614	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(2)(4) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.244607 $1.289313 $1.254053 $1.117951 $1.017960 $1.073573 $1.003223 $0.988800	$1.291933 $1.244607 $1.289313 $1.254053 $1.117951 $1.017960 $1.073573 $1.003223	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.893210 $0.974350 $1.118347 $0.927626 $0.800339 $0.913465 $0.859465 $0.639692 $1.094471 $1.000000	$0.938580 $0.893210 $0.974350 $1.118347 $0.927626 $0.800339 $0.913465 $0.859465 $0.639692 $1.094471	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA AB Dynamic Allocation - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.007099 $1.031564 $0.998714 $0.953055 $0.918951 $0.921931 $0.861537 $0.669972 $1.084772 $1.000000	$1.007052 $1.007099 $1.031564 $0.998714 $0.953055 $0.918951 $0.921931 $0.861537 $0.669972 $1.084772	0.000 0.000 58,752.197 61,541.439 88,121.072 117,374.930 35,436.769 83,123.114 66,266.172 6,950.595
TA Aegon Government Money Market - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.878952 $0.896481 $0.914365 $0.932610 $0.951319 $0.970245 $0.989604 $1.009279 $1.007727 $1.000000	$0.861800 $0.878952 $0.896481 $0.914365 $0.932610 $0.951319 $0.970245 $0.989604 $1.009279 $1.007727	0.000 0.000 0.000 0.000 0.000 0.000 87,104.153 0.000 0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.361006 $1.450608 $1.428138 $1.370005 $1.193454 $1.164440 $1.058868 $0.735431 $1.006477 $1.000000	$1.534568 $1.361006 $1.450608 $1.428138 $1.370005 $1.193454 $1.164440 $1.058868 $0.735431 $1.006477	0.000 0.000 0.000 1,181.394 1,248.420 18,940.879 85,295.499 83,019.749 68,464.800 7,617.114
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.153217 $1.178350 $1.151026 $1.203984 $1.171214 $1.113456 $1.089701 $1.066715 $1.012993 $1.000000	$1.132245 $1.153217 $1.178350 $1.151026 $1.203984 $1.171214 $1.113456 $1.089701 $1.066715 $1.012993	0.000 0.000 0.000 1,184.302 1,251.491 1,320.386 1,393.755 0.000 0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.153217 $1.178350 $1.151026 $1.203984 $1.171214 $1.113456 $1.089701 $1.066715 $1.012993 $1.000000	$1.132245 $1.153217 $1.178350 $1.151026 $1.203984 $1.171214 $1.113456 $1.089701 $1.066715 $1.012993	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2016 2015	$9.492901 $9.999457	$9.903918 $9.492901	0.000 0.000
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.112039 $1.159138 $1.159716 $1.084334 $1.031887 $1.028240 $0.964801 $0.787872 $1.022542 $1.000000	$1.137214 $1.112039 $1.159138 $1.159716 $1.084334 $1.031887 $1.028240 $0.964801 $0.787872 $1.022542	0.000 0.000 0.000 0.000 0.000 0.000 0.000 22,797.739 501,281.569 0.000
TA Asset Allocation - Growth - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.052458 $1.096730 $1.092053 $0.881311 $0.799909 $0.865161 $0.769705 $0.606051 $1.026215 $1.000000	$1.091937 $1.052458 $1.096730 $1.092053 $0.881311 $0.799909 $0.865161 $0.769705 $0.606051 $1.026215	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.084318 $1.134596 $1.129643 $0.967917 $0.894571 $0.933681 $0.847250 $0.675836 $1.027781 $1.000000	$1.129600 $1.084318 $1.134596 $1.129643 $0.967917 $0.894571 $0.933681 $0.847250 $0.675836 $1.027781	0.000 0.000 55,912.156 56,552.052 231,232.031 263,102.336 122,090.610 400,093.250 28,217.646 0.000
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.116298 $1.167551 $1.160613 $1.045472 $0.977439 $0.994046 $0.920598 $0.744078 $1.028406 $1.000000	$1.151993 $1.116298 $1.167551 $1.160613 $1.045472 $0.977439 $0.994046 $0.920598 $0.744078 $1.028406	0.000 0.000 0.000 2,823.295 2,983.462 75,713.011 89,088.717 91,760.665 98,629.561 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.144587 $1.214010 $1.106248 $0.868461 $0.794763 $0.791192 $0.732638 $0.657170 $1.016693 $1.000000	$1.285934 $1.144587 $1.214010 $1.106248 $0.868461 $0.794763 $0.791192 $0.732638 $0.657170 $1.016693	0.000 0.000 0.000 0.000 0.000 18,915.467 61,277.553 42,763.755 43,000.253 4,444.681
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998377	$10.426903	0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.415050 $1.461294 $1.466217 $1.308202 $1.214619 $1.289421 $1.199247 $1.000000	$1.450638 $1.415050 $1.461294 $1.466217 $1.308202 $1.214619 $1.289421 $1.199247	0.000 0.000 0.000 45,842.115 52,352.455 53,308.168 50,236.869 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2016 2015 2014	$9.374353 $9.900929 $9.998372	$9.225151 $9.374353 $9.900929	0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10, 2014	2016 2015 2014	$9.178822 $9.861041 $9.998372	$8.982319 $9.178822 $9.861041	0.000 0.000 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998377	$10.111778	0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998377	$10.180726	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.598882 $1.632886 $1.585178 $1.439207 $1.334505 $1.312019 $1.202998 $1.000000	$1.644546 $1.598882 $1.632886 $1.585178 $1.439207 $1.334505 $1.312019 $1.202998	0.000 0.000 14,947.871 17,252.575 17,547.097 17,839.182 2,510.973 0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.024170 $1.053840 $0.948781 $0.933163 $0.761670 $0.826541 $0.731187 $0.560738 $0.994744 $1.000000	$1.008353 $1.024170 $1.053840 $0.948781 $0.933163 $0.761670 $0.826541 $0.731187 $0.560738 $0.994744	0.000 0.000 0.000 2,078.341 2,091.886 19,307.147 20,928.047 0.000 0.000 0.000
TA International Moderate Growth - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.912262 $0.948401 $0.975057 $0.884335 $0.802002 $0.884680 $0.818535 $0.645567 $1.034067 $1.000000	$0.904048 $0.912262 $0.948401 $0.975057 $0.884335 $0.802002 $0.884680 $0.818535 $0.645567 $1.034067	0.000 0.000 0.000 45,617.343 65,549.568 89,509.101 78,410.263 44,091.280 6,418.072 0.000
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.162899 $1.184710 $1.120658 $0.960410 $0.870855 $0.995916 $0.985270 $0.986561	$1.187114 $1.162899 $1.184710 $1.120658 $0.960410 $0.870855 $0.995916 $0.985270	0.000 0.000 0.000 2,774.430 2,901.956 8,253.021 8,981.751 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.412130 $1.520390 $1.554867 $1.142389 $1.071339 $1.173932 $0.896384 $0.571014 $1.087538 $1.000000	$1.352620 $1.412130 $1.520390 $1.554867 $1.142389 $1.071339 $1.173932 $0.896384 $0.571014 $1.087538	0.000 0.000 0.000 0.000 0.000 0.000 19,187.522 20,212.671 20,324.450 2,085.540
TA Jennison Growth - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.714888 $1.574268 $1.462578 $1.086546 $0.960392 $0.987170 $0.899221 $0.651937 $1.057436 $1.000000	$1.649375 $1.714888 $1.574268 $1.462578 $1.086546 $0.960392 $0.987170 $0.899221 $0.651937 $1.057436	0.000 0.000 0.000 0.000 0.000 14,929.435 16,324.250 17,489.269 0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount Inception Date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.039212 $1.056467 $1.025286 $1.068543 $1.040550 $1.000000	$1.039888 $1.039212 $1.056467 $1.025286 $1.068543 $1.040550	0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.389561 $1.422395 $1.273001 $0.982678 $0.863458 $0.876536 $0.778434 $0.614000 $1.002465 $1.000000	$1.513907 $1.389561 $1.422395 $1.273001 $0.982678 $0.863458 $0.876536 $0.778434 $0.614000 $1.002465	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$2.014122 $2.116612 $1.877556 $1.456707 $1.235895 $1.239127 $1.029054 $0.985145	$2.256674 $2.014122 $2.116612 $1.877556 $1.456707 $1.235895 $1.239127 $1.029054	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.097460 $1.123925 $1.078660 $1.044944 $0.991877 $1.000000	$1.121096 $1.097460 $1.123925 $1.078660 $1.044944 $0.991877	0.000 0.000 0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2016 2015 2014 2013 2012	$1.100996 $1.146831 $1.078303 $1.005607 $1.000000	$1.072244 $1.100996 $1.146831 $1.078303 $1.005607	0.000 0.000 9,261.761 9,701.467 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2016 2015 2014 2013 2012	$1.144511 $1.202879 $1.134178 $1.000675 $1.000000	$1.111032 $1.144511 $1.202879 $1.134178 $1.000675	0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.152020 $1.196238 $1.167073 $1.068293 $1.005354 $1.010594 $0.931235 $0.815125 $1.000000	$1.171876 $1.152020 $1.196238 $1.167073 $1.068293 $1.005354 $1.010594 $0.931235 $0.815125	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.197707 $1.230120 $1.192236 $1.131562 $1.082666 $1.070290 $0.997673 $0.999946	$1.222145 $1.197707 $1.230120 $1.192236 $1.131562 $1.082666 $1.070290 $0.997673	0.000 0.000 0.000 2,561.603 2,706.912 2,855.942 3,014.632 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.145591 $1.211068 $1.188116 $1.020265 $0.932973 $0.962507 $0.868778 $0.719388 $1.000000	$1.175632 $1.145591 $1.211068 $1.188116 $1.020265 $0.932973 $0.962507 $0.868778 $0.719388	0.000 0.000 22,905.336 11,000.258 11,126.486 11,248.683 0.000 0.000 0.000
TA Market Participation Strategy - Service Class Subaccount inception date September 17, 2012	2016 2015 2014 2013 2012	$1.112824 $1.173114 $1.107483 $0.988353 $1.000000	$1.136468 $1.112824 $1.173114 $1.107483 $0.988353	0.000 0.000 0.000 0.000 0.000
TA MFS International Equity - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.012282 $1.035044 $1.116131 $0.966683 $0.809123 $0.919216 $0.849994 $0.655636 $1.037565 $1.000000	$0.991162 $1.012282 $1.035044 $1.116131 $0.966683 $0.809123 $0.919216 $0.849994 $0.655636 $1.037565	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.653887 $1.513646 $1.459455 $1.006602 $0.891316 $0.967013 $0.776120 $0.620571 $0.997541 $1.000000	$1.580948 $1.653887 $1.513646 $1.459455 $1.006602 $0.891316 $0.967013 $0.776120 $0.620571 $0.997541	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.446342 $1.476204 $1.362684 $1.180366 $1.071293 $1.053161 $0.867110 $0.702286 $1.062483 $1.000000	$1.526358 $1.446342 $1.476204 $1.362684 $1.180366 $1.071293 $1.053161 $0.867110 $0.702286 $1.062483	0.000 0.000 0.000 22,520.687 23,044.250 49,134.111 50,578.195 27,161.953 27,288.029 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.002433 $1.049202 $0.992468 $0.905090 $0.914306 $0.965451 $1.020080 $0.998149	$1.035705 $1.002433 $1.049202 $0.992468 $0.905090 $0.914306 $0.965451 $1.020080	0.000 0.000 15,424.553 16,156.817 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$0.960778 $1.000787 $0.938893 $0.885453 $0.889689 $0.980601 $1.021832 $0.997255	$0.988865 $0.960778 $1.000787 $0.938893 $0.885453 $0.889689 $0.980601 $1.021832	0.000 0.000 0.000 0.000 0.000 85,132.848 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$0.960915 $1.015226 $0.973304 $0.849935 $0.861075 $0.993687 $1.020750 $0.996387	$0.988020 $0.960915 $1.015226 $0.973304 $0.849935 $0.861075 $0.993687 $1.020750	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.228468 $1.246590 $1.218649 $1.278371 $1.215089 $1.169738 $1.115752 $0.983201 $1.034733 $1.000000	$1.234254 $1.228468 $1.246590 $1.218649 $1.278371 $1.215089 $1.169738 $1.115752 $0.983201 $1.034733	0.000 0.000 0.000 2,231.068 9,860.768 30,186.545 154,184.544 151,275.608 129,233.231 14,990.195
TA PineBridge Inflation Opportunities- Service Class Subaccount Inception Date May 2, 2011	2016 2015 2014 2013 2012 2011	$0.947987 $0.995490 $0.982216 $1.107636 $1.062964 $1.000000	$0.964790 $0.947987 $0.995490 $0.982216 $1.107636 $1.062964	0.000 0.000 3,780.223 3,959.682 3,999.922 4,075.717
TA ProFunds UltraBear Fund - Service Class OAM Subaccount Inception Date May 1, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$0.077974 $0.085784 $0.117575 $0.218481 $0.315837 $0.402430 $0.560486 $1.000000	$0.058417 $0.077974 $0.085784 $0.117575 $0.218481 $0.315837 $0.402430 $0.560486	0.000 0.000 0.000 0.000 12,359.432 131,078.387 58,804.151 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.043900 $1.090531 $1.073625 $1.022771 $0.977077 $1.000000	$1.050578 $1.043900 $1.090531 $1.073625 $1.022771 $0.977077	0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.056306 $1.152771 $1.139099 $0.997255 $0.916867 $1.000000	$1.056010 $1.056306 $1.152771 $1.139099 $0.997255 $0.916867	0.000 0.000 0.000 24,784.790 24,671.421 36,431.813

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount Inception Date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.055470 $1.124692 $1.107151 $1.016336 $0.957342 $1.000000	$1.057414 $1.055470 $1.124692 $1.107151 $1.016336 $0.957342	0.000 0.000 0.000 0.000 0.000 0.000
TA Small Mid Cap Value - Service Class(5) Subaccount Inception Date January 22, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.667100 $1.748240 $1.699370 $1.274168 $1.120100 $1.176077 $0.922394 $0.658398 $1.000000	$1.974558 $1.667100 $1.748240 $1.699370 $1.274168 $1.120100 $1.176077 $0.922394 $0.658398	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.860849 $1.858041 $1.783828 $1.266176 $1.119148 $1.124463 $0.855539 $0.630841 $1.011893 $1.000000	$2.025175 $1.860849 $1.858041 $1.783828 $1.266176 $1.119148 $1.124463 $0.855539 $0.630841 $1.011893	0.000 0.000 9,636.450 9,746.742 9,858.588 9,966.870 0.000 0.000 0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.426798 $1.482557 $1.377904 $1.058254 $0.924047 $0.967005 $0.829731 $0.583323 $1.029566 $1.000000	$1.489490 $1.426798 $1.482557 $1.377904 $1.058254 $0.924047 $0.967005 $0.829731 $0.583323 $1.029566	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.894871 $0.903387 $0.973872 $0.800621 $0.701422 $0.837413 $0.789402 $0.640688 $1.072230 $1.000000	$0.884083 $0.894871 $0.903387 $0.973872 $0.800621 $0.701422 $0.837413 $0.789402 $0.640688 $1.072230	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.289906 $1.234112 $1.135759 $0.876741 $0.792446 $0.841316 $0.730442 $0.578024 $1.095479 $1.000000	$1.296808 $1.289906 $1.234112 $1.135759 $0.876741 $0.792446 $0.841316 $0.730442 $0.578024 $1.095479	0.000 0.000 0.000 2,784.503 2,942.204 2,884.954 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.660131 $1.674157 $1.596635 $1.402702 $1.263956 $1.331774 $1.233390 $1.012367 $1.000000	$1.697499 $1.660131 $1.674157 $1.596635 $1.402702 $1.263956 $1.331774 $1.233390 $1.012367	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.543249 $1.556199 $1.509750 $1.248049 $1.098433 $1.108724 $1.007640 $0.989770	$1.651413 $1.543249 $1.556199 $1.509750 $1.248049 $1.098433 $1.108724 $1.007640	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.068415 $1.089471 $1.058131 $1.105809 $1.073163 $1.034117 $0.993361 $1.000891	$1.075733 $1.068415 $1.089471 $1.058131 $1.105809 $1.073163 $1.034117 $0.993361	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.373291 $1.395040 $1.292728 $1.104879 $0.981128 $1.040017 $0.900399 $0.663638 $1.000000	$1.441117 $1.373291 $1.395040 $1.292728 $1.104879 $0.981128 $1.040017 $0.900399 $0.663638	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount Inception Date November 10, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.655503 $1.802760 $1.791351 $1.478775 $1.311076 $1.361314 $1.260784 $0.989698 $1.000000	$1.831087 $1.655503 $1.802760 $1.791351 $1.478775 $1.311076 $1.361314 $1.260784 $0.989698	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(2)(4) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.248333 $1.292540 $1.256577 $1.119656 $1.019006 $1.074161 $1.003281 $0.988801	$1.296435 $1.248333 $1.292540 $1.256577 $1.119656 $1.019006 $1.074161 $1.003281	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA AB Dynamic Allocation - Service Class Subaccount Inception Date August 16, 2010	2016 2015 2014 2013 2012 2011 2010	$1.147118 $1.174412 $1.136447 $1.083955 $1.044657 $1.047539 $1.000000	$1.147630 $1.147118 $1.174412 $1.136447 $1.083955 $1.044657 $1.047539	0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon Government Money Market - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008	$0.874591 $0.891605 $0.908945 $0.926620 $0.944739 $0.963061 $0.981792 $1.000804 $1.000000	$0.857945 $0.874591 $0.891605 $0.908945 $0.926620 $0.944739 $0.963061 $0.981792 $1.000804	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.117720 $1.141522 $1.114497 $1.165209 $1.132940 $1.076537 $1.053056 $1.030339 $1.000000	$1.097923 $1.117720 $1.141522 $1.114497 $1.165209 $1.132940 $1.076537 $1.053056 $1.030339	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2016 2015	$9.496038 $9.999471	$9.912032 $9.496038	0.000 0.000
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.124515 $1.171569 $1.171584 $1.094890 $1.041413 $1.037227 $0.972755 $0.793990 $1.000000	$1.150541 $1.124515 $1.171569 $1.171584 $1.094890 $1.041413 $1.037227 $0.972755 $0.793990	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.152819 $1.205678 $1.199825 $1.027546 $0.949221 $0.990224 $0.898123 $0.716069 $1.000000	$1.201546 $1.152819 $1.205678 $1.199825 $1.027546 $0.949221 $0.990224 $0.898123 $0.716069	58,437.769 59,118.251 59,828.717 64,156.819 64,698.371 66,098.086 66,426.534 67,545.593 0.000
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.151140 $1.203395 $1.195664 $1.076523 $1.005964 $1.022550 $0.946527 $0.764658 $1.000000	$1.188524 $1.151140 $1.203395 $1.195664 $1.076523 $1.005964 $1.022550 $0.946527 $0.764658	64,735.547 73,441.926 278,532.619 224,415.375 282,263.204 246,284.024 247,749.590 249,345.779 125,368.003
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998417	$10.430920	0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2016 2015 2014	$9.379647 $9.901652 $9.998413	$9.234885 $9.379647 $9.901652	0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10, 2014	2016 2015 2014	$9.184016 $9.861758 $9.998413	$8.991805 $9.184016 $9.861758	0.000 0.000 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998417	$10.115681	0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998417	$10.184643	0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA International Moderate Growth - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008	$0.970829 $1.008782 $1.036633 $0.939715 $0.851811 $0.939166 $0.868514 $0.684650 $1.000000	$0.962560 $0.970829 $1.008782 $1.036633 $0.939715 $0.851811 $0.939166 $0.868514 $0.684650	17,885.019 17,546.529 17,188.253 21,297.951 21,695.862 20,791.138 21,247.767 21,201.971 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.156370 $1.200158 $1.170327 $1.070743 $1.007162 $1.011917 $0.931999 $0.815389 $1.000000	$1.176865 $1.156370 $1.200158 $1.170327 $1.070743 $1.007162 $1.011917 $0.931999 $0.815389	0.000 8,343.625 8,983.588 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.201293 $1.233201 $1.194629 $1.133279 $1.083783 $1.070874 $0.997727 $0.999947	$1.226403 $1.201293 $1.233201 $1.194629 $1.133279 $1.083783 $1.070874 $0.997727	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.149942 $1.215081 $1.191467 $1.022629 $0.934661 $0.963772 $0.869488 $0.719630 $1.000000	$1.180669 $1.149942 $1.215081 $1.191467 $1.022629 $0.934661 $0.963772 $0.869488 $0.719630	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date September 10. 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.514870 $1.545393 $1.425843 $1.234467 $1.119835 $1.100340 $0.905514 $0.733029 $1.000000	$1.599460 $1.514870 $1.545393 $1.425843 $1.234467 $1.119835 $1.100340 $0.905514 $0.733029	0.000 0.000 0.000 3,178.976 3,438.449 3,810.019 4,438.257 4,748.204 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.150872 $1.167274 $1.140554 $1.195869 $1.136107 $1.093181 $1.042214 $0.917950 $1.000000	$1.156843 $1.150872 $1.167274 $1.140554 $1.195869 $1.136107 $1.093181 $1.042214 $0.917950	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date December 9, 2011	2016 2015 2014 2013 2012 2011	$1.046280 $1.092476 $1.075010 $1.023603 $0.977398 $1.000000	$1.053500 $1.046280 $1.092476 $1.075010 $1.023603 $0.977398	0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.677632 $1.689337 $1.608752 $1.411267 $1.269795 $1.335965 $1.235456 $1.012578 $1.000000	$1.717910 $1.677632 $1.689337 $1.608752 $1.411267 $1.269795 $1.335965 $1.235456 $1.012578	0.000 0.000 3,993.546 14,750.275 10,611.589 10,729.522 6,080.061 0.000 0.000
AB Growth and Income Portfolio – Class B Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.315094 $1.319944 $1.229484 $0.929923 $0.807498 $0.774960 $0.699386 $0.591589 $1.015574 $1.000000	$1.434920 $1.315094 $1.319944 $1.229484 $0.929923 $0.807498 $0.774960 $0.699386 $0.591589 $1.015574	0.000 0.000 0.000 18,545.728 6,372.272 0.000 0.000 0.000 0.000 0.000
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.634531 $1.501018 $1.342269 $0.997386 $0.870099 $0.920274 $0.852967 $0.633316 $1.071423 $1.000000	$1.643511 $1.634531 $1.501018 $1.342269 $0.997386 $0.870099 $0.920274 $0.852967 $0.633316 $1.071423	0.000 0.000 0.000 0.000 0.000 0.000 344.736 357.825 320.054 614.917
American Funds - Asset Allocation FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.557171 $1.567931 $1.518910 $1.253785 $1.101851 $1.110539 $1.007817 $0.989774	$1.668748 $1.557171 $1.567931 $1.518910 $1.253785 $1.101851 $1.110539 $1.007817	4,093.963 186,536.042 340,348.329 48,055.962 48,830.456 36,499.807 21,752.205 0.000
American Funds - Bond FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.078059 $1.097698 $1.064558 $1.110897 $1.076491 $1.035813 $0.993531 $1.000895	$1.087035 $1.078059 $1.097698 $1.064558 $1.110897 $1.076491 $1.035813 $0.993531	0.000 0.000 0.000 2,491.138 4,395.484 5,336.147 5,548.167 0.000
American Funds - Growth FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.788188 $1.708576 $1.607663 $1.261635 $1.092758 $1.165523 $1.002679 $0.986477	$1.917693 $1.788188 $1.708576 $1.607663 $1.261635 $1.092758 $1.165523 $1.002679	0.000 6,417.001 6,194.235 5,668.485 4,391.702 4,916.824 4,998.005 0.000
American Funds - Growth-Income FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.713557 $1.724459 $1.591427 $1.217099 $1.057856 $1.100155 $1.008062 $0.986798	$1.871783 $1.713557 $1.724459 $1.591427 $1.217099 $1.057856 $1.100155 $1.008062	0.000 6,492.141 6,258.447 16,678.802 25,931.921 21,309.886 8,489.125 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - International FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.063980 $1.137826 $1.193390 $1.001726 $0.867527 $1.029486 $0.980191 $0.982907	$1.078968 $1.063980 $1.137826 $1.193390 $1.001726 $0.867527 $1.029486 $0.980191	0.000 8,968.552 8,577.686 0.000 2,284.924 3,372.496 3,132.539 0.000
Catalyst Dividend Capture VA Fund Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.299174 $1.364268 $1.260726 $1.069849 $0.977162 $0.929015 $0.821495 $0.668467 $0.946297 $1.000000	$1.365204 $1.299174 $1.364268 $1.260726 $1.069849 $0.977162 $0.929015 $0.821495 $0.668467 $0.946297	0.000 0.000 44,567.798 73,794.259 68,561.060 33,176.579 10,054.175 2,827.644 0.000 0.000
Catalyst Insider Buying VA Fund Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.286726 $1.411025 $1.466712 $1.131818 $0.939677 $0.965352 $0.758198 $0.580545 $1.005660 $1.000000	$1.403140 $1.286726 $1.411025 $1.466712 $1.131818 $0.939677 $0.965352 $0.758198 $0.580545 $1.005660	944.449 1,048.051 35,501.028 82,070.206 123,103.363 108,449.356 94,795.377 39,924.840 13,647.923 2,709.069
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.388876 $1.408805 $1.303562 $1.112499 $0.986432 $1.044104 $0.902620 $0.664291 $1.000000	$1.459607 $1.388876 $1.408805 $1.303562 $1.112499 $0.986432 $1.044104 $0.902620 $0.664291	0.000 0.000 0.000 25,025.111 78,633.872 80,396.896 67,580.854 41,956.119 0.000
Fidelity ® VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.393809 $1.413030 $1.288321 $1.001507 $0.877920 $0.919292 $0.800354 $0.601438 $1.068445 $1.000000	$1.475084 $1.393809 $1.413030 $1.288321 $1.001507 $0.877920 $0.919292 $0.800354 $0.601438 $1.068445	680.441 8,809.281 9,613.187 20,104.797 32,572.161 23,749.602 9,046.294 4,436.268 321.143 614.834
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.130988 $1.202304 $1.128276 $0.898539 $0.781508 $0.790374 $0.700147 $0.548765 $0.976956 $1.000000	$1.307801 $1.130988 $1.202304 $1.128276 $0.898539 $0.781508 $0.790374 $0.700147 $0.548765 $0.976956	0.000 0.000 0.000 0.000 406.704 413.648 477.369 134.858 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.454049 $1.384618 $1.269709 $0.950403 $0.845776 $0.861246 $0.707834 $0.563106 $1.088004 $1.000000	$1.436271 $1.454049 $1.384618 $1.269709 $0.950403 $0.845776 $0.861246 $0.707834 $0.563106 $1.088004	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.409331 $1.458464 $1.400263 $1.049137 $0.932347 $1.064643 $0.842947 $0.614029 $1.035104 $1.000000	$1.549561 $1.409331 $1.458464 $1.400263 $1.049137 $0.932347 $1.064643 $0.842947 $0.614029 $1.035104	325.342 14,845.518 39,885.576 51,115.421 72,897.246 58,446.539 54,002.048 17,592.961 13,207.480 3,297.732
Fidelity ® VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.282003 $1.348093 $1.288450 $1.007517 $0.807263 $0.903413 $0.727935 $0.471539 $0.985489 $1.000000	$1.376169 $1.282003 $1.348093 $1.288450 $1.007517 $0.807263 $0.903413 $0.727935 $0.471539 $0.985489	0.000 410.770 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount Inception Date November 10, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.672982 $1.819119 $1.804938 $1.487796 $1.317132 $1.365595 $1.262890 $0.989903 $1.000000	$1.853123 $1.672982 $1.819119 $1.804938 $1.487796 $1.317132 $1.365595 $1.262890 $0.989903	0.000 0.000 0.000 5,870.026 11,162.116 11,354.014 11,608.313 2,631.572 0.000
Franklin Income VIP Fund - Class 2 Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.190903 $1.304352 $1.269245 $1.133996 $1.024851 $1.018968 $0.920628 $0.691172 $1.000323 $1.000000	$1.333965 $1.190903 $1.304352 $1.269245 $1.133996 $1.024851 $1.018968 $0.920628 $0.691172 $1.000323	0.000 0.000 28,470.391 29,883.010 30,105.816 16,232.985 1,085.105 0.000 0.000 0.000
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.139100 $1.219833 $1.159228 $0.920063 $0.819923 $0.843440 $0.772176 $0.623628 $1.009534 $1.000000	$1.298703 $1.139100 $1.219833 $1.159228 $0.920063 $0.819923 $0.843440 $0.772176 $0.623628 $1.009534	0.000 0.000 0.000 2,232.422 8,797.116 10,002.472 20,452.107 19,547.703 10,467.095 2,669.071

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2016 2015 2014 2013 2012	$1.443552 $1.402898 $1.320309 $0.961445 $1.000000	$1.446694 $1.443552 $1.402898 $1.320309 $0.961445	0.000 0.000 0.000 0.000 13,973.757
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.942611 $1.074025 $1.027730 $0.785033 $0.679302 $0.715816 $0.681369 $0.469499 $0.993836 $1.000000	$1.091947 $0.942611 $1.074025 $1.027730 $0.785033 $0.679302 $0.715816 $0.681369 $0.469499 $0.993836	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.688469 $1.656458 $1.502357 $1.158294 $1.008010 $1.043357 $0.846177 $0.596362 $1.081448 $1.000000	$1.859454 $1.688469 $1.656458 $1.502357 $1.158294 $1.008010 $1.043357 $0.846177 $0.596362 $1.081448	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Aspen – Global Research Portfolio – Service Shares Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.051461 $1.098211 $1.043073 $0.829069 $0.704212 $0.833448 $0.734453 $0.544144 $1.003739 $1.000000	$1.051698 $1.051461 $1.098211 $1.043073 $0.829069 $0.704212 $0.833448 $0.734453 $0.544144 $1.003739	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® New Discovery Series – Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.564847 $1.627955 $1.791527 $1.291440 $1.087532 $1.236867 $0.926223 $0.578739 $0.974221 $1.000000	$1.672504 $1.564847 $1.627955 $1.791527 $1.291440 $1.087532 $1.236867 $0.926223 $0.578739 $0.974221	0.000 0.000 0.000 0.000 829.122 1,342.420 1,334.870 0.000 0.000 0.000
MFS ® Total Return Series – Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.260493 $1.290654 $1.213903 $1.040731 $0.955131 $0.957124 $0.888734 $0.768517 $1.007224 $1.000000	$1.347427 $1.260493 $1.290654 $1.213903 $1.040731 $0.955131 $0.957124 $0.888734 $0.768517 $1.007224	0.000 0.000 0.000 0.000 26,893.829 28,692.640 8,936.459 9,415.459 10,199.029 2,675.607

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
State Street Total Return V.I.S. Fund - Class 3(2)(4) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.259611 $1.302286 $1.264203 $1.124799 $1.022183 $1.075922 $1.003453 $0.988806	$1.310063 $1.259611 $1.302286 $1.264203 $1.124799 $1.022183 $1.075922 $1.003453	0.000 0.000 0.000 3,600.652 3,206.596 3,227.418 0.000 0.000
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.907911 $0.988429 $1.132267 $0.937332 $0.807127 $0.919410 $0.863365 $0.641342 $1.095130 $1.000000	$0.955895 $0.907911 $0.988429 $1.132267 $0.937332 $0.807127 $0.919410 $0.863365 $0.641342 $1.095130	0.000 0.000 21,002.981 21,152.335 21,304.145 11,032.383 171.353 177.807 159.302 308.431
TA AB Dynamic Allocation - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.023677 $1.046498 $1.011175 $0.963050 $0.926759 $0.927952 $0.865453 $0.671695 $1.085428 $1.000000	$1.025632 $1.023677 $1.046498 $1.011175 $0.963050 $0.926759 $0.927952 $0.865453 $0.671695 $1.085428	0.000 80,289.423 143,132.820 360,541.221 333,939.839 65,287.687 0.000 0.000 0.000 0.000
TA Aegon Government Money Market - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.893385 $0.909437 $0.925773 $0.942392 $0.959394 $0.976555 $0.994079 $1.011879 $1.008329 $1.000000	$0.877682 $0.893385 $0.909437 $0.925773 $0.942392 $0.959394 $0.976555 $0.994079 $1.011879 $1.008329	1,228.069 132,363.570 437,358.220 42,458.079 304,139.074 361,500.736 438,250.044 281,341.634 73,537.318 0.000
TA Aegon High Yield Bond - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.383425 $1.471607 $1.445968 $1.384384 $1.203610 $1.172046 $1.063705 $0.737339 $1.007090 $1.000000	$1.562915 $1.383425 $1.471607 $1.445968 $1.384384 $1.203610 $1.172046 $1.063705 $0.737339 $1.007090	0.000 193.138 24,087.486 27,700.127 28,910.769 17,200.610 4,597.971 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.172190 $1.195383 $1.165374 $1.216607 $1.181162 $1.120706 $1.094646 $1.069457 $1.013606 $1.000000	$1.153132 $1.172190 $1.195383 $1.165374 $1.216607 $1.181162 $1.120706 $1.094646 $1.069457 $1.013606	0.000 0.000 0.000 7,545.404 10,533.721 11,811.585 31,401.435 253,933.540 2,077.381 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.172190 $1.195383 $1.165374 $1.216607 $1.181162 $1.120706 $1.094646 $1.069457 $1.013606 $1.000000	$1.153132 $1.172190 $1.195383 $1.165374 $1.216607 $1.181162 $1.120706 $1.094646 $1.069457 $1.013606	0.000 0.000 0.000 0.000 0.000 67,916.063 55,218.348 57,916.380 61,204.129 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2016 2015	$9.505430 $9.999511	$9.936436 $9.505430	0.000 0.000
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.130355 $1.175918 $1.174202 $1.095719 $1.040662 $1.034951 $0.969193 $0.789912 $1.023157 $1.000000	$1.158215 $1.130355 $1.175918 $1.174202 $1.095719 $1.040662 $1.034951 $0.969193 $0.789912 $1.023157	0.000 6,366.863 6,460.333 10,716.327 48,186.516 53,707.244 55,142.217 80,743.921 46,904.354 0.000
TA Asset Allocation - Growth - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.069803 $1.112614 $1.105692 $0.890573 $0.806723 $0.870816 $0.773221 $0.607626 $1.026835 $1.000000	$1.112115 $1.069803 $1.112614 $1.105692 $0.890573 $0.806723 $0.870816 $0.773221 $0.607626 $1.026835	0.000 0.000 0.000 0.000 0.000 15,042.163 15,163.491 15,301.411 15,453.543 0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.102161 $1.150995 $1.143731 $0.978062 $0.902177 $0.939767 $0.851107 $0.677580 $1.028404 $1.000000	$1.150423 $1.102161 $1.150995 $1.143731 $0.978062 $0.902177 $0.939767 $0.851107 $0.677580 $1.028404	0.000 203,448.512 380,258.261 702,774.962 1,052,951.062 2,079,120.598 1,788,428.715 1,550,037.398 1,176,788.697 0.000
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date September 10,2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.134685 $1.184445 $1.175101 $1.056449 $0.985750 $1.000538 $0.924794 $0.745998 $1.029029 $1.000000	$1.173266 $1.134685 $1.184445 $1.175101 $1.056449 $0.985750 $1.000538 $0.924794 $0.745998 $1.029029	32,112.860 34,061.887 44,126.627 223,199.692 256,791.472 526,290.748 561,557.819 392,522.068 347,671.054 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.163416 $1.231555 $1.120037 $0.877560 $0.801507 $0.796335 $0.735955 $0.658855 $1.017303 $1.000000	$1.309644 $1.163416 $1.231555 $1.120037 $0.877560 $0.801507 $0.796335 $0.735955 $0.658855 $1.017303	0.000 0.000 53,673.355 128,786.071 199,660.227 167,759.954 136,888.704 27,188.278 9,548.690 638.921
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998538	$10.442962	0.000
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.433665 $1.477608 $1.479690 $1.317636 $1.220978 $1.293642 $1.200822 $1.000000	$1.472592 $1.433665 $1.477608 $1.479690 $1.317636 $1.220978 $1.293642 $1.200822	3,713.516 30,950.411 112,694.320 618,670.603 860,943.729 836,382.187 711,890.728 156,368.132
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2016 2015 2014	$9.395511 $9.903806 $9.998534	$9.264104 $9.395511 $9.903806	0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10, 2014	2016 2015 2014	$9.199535 $9.863908 $9.998534	$9.020236 $9.199535 $9.863908	0.000 0.000 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998538	$10.127373	517.164
TA BlackRock Smart Beta 75 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998538	$10.196412	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.619910 $1.651132 $1.599752 $1.449592 $1.341484 $1.316306 $1.204569 $1.000000	$1.669441 $1.619910 $1.651132 $1.599752 $1.449592 $1.341484 $1.316306 $1.204569	10,849.496 75,465.860 177,310.116 691,631.960 1,036,682.985 1,024,422.353 766,144.246 155,476.914
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.041025 $1.069087 $0.960621 $0.942948 $0.768145 $0.831935 $0.734517 $0.562192 $0.995347 $1.000000	$1.026951 $1.041025 $1.069087 $0.960621 $0.942948 $0.768145 $0.831935 $0.734517 $0.562192 $0.995347	1,389.316 19,713.350 54,218.989 66,251.632 64,685.139 32,503.786 18,382.235 10,459.677 0.000 0.000
TA International Moderate Growth - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.927258 $0.962102 $0.987210 $0.893600 $0.808807 $0.890435 $0.822246 $0.647227 $1.034687 $1.000000	$0.920711 $0.927258 $0.962102 $0.987210 $0.893600 $0.808807 $0.890435 $0.822246 $0.647227 $1.034687	20,045.483 245,876.326 284,150.237 550,898.525 737,732.508 487,924.090 424,132.502 127,468.608 54,954.495 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.176953 $1.196678 $1.129764 $0.966310 $0.874486 $0.998105 $0.985496 $0.986567	$1.203823 $1.176953 $1.196678 $1.129764 $0.966310 $0.874486 $0.998105 $0.985496	0.000 0.000 79,057.966 8,666.014 8,341.002 7,646.845 6,075.691 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.435377 $1.542390 $1.574275 $1.154375 $1.080451 $1.181601 $0.900477 $0.572498 $1.088197 $1.000000	$1.377582 $1.435377 $1.542390 $1.574275 $1.154375 $1.080451 $1.181601 $0.900477 $0.572498 $1.088197	0.000 3,322.228 2,975.507 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Jennison Growth - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.743077 $1.596996 $1.480792 $1.097922 $0.968534 $0.993599 $0.903308 $0.653619 $1.058075 $1.000000	$1.679775 $1.743077 $1.596996 $1.480792 $1.097922 $0.968534 $0.993599 $0.903308 $0.653619 $1.058075	0.000 0.000 0.000 0.000 0.000 0.000 307.166 0.000 0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount Inception Date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.048770 $1.064092 $1.030658 $1.072035 $1.041900 $1.000000	$1.051509 $1.048770 $1.064092 $1.030658 $1.072035 $1.041900	0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.412329 $1.442871 $1.288808 $0.992929 $0.870759 $0.882228 $0.781955 $0.615575 $1.003075 $1.000000	$1.541727 $1.412329 $1.442871 $1.288808 $0.992929 $0.870759 $0.882228 $0.781955 $0.615575 $1.003075	0.000 7,725.554 7,823.865 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$2.038479 $2.138000 $1.892795 $1.465660 $1.241043 $1.241848 $1.029290 $0.985150	$2.288422 $2.038479 $2.138000 $1.892795 $1.465660 $1.241043 $1.241848 $1.029290	229.756 3,122.676 2,636.828 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.107570 $1.132050 $1.084328 $1.048376 $0.993167 $1.000000	$1.133652 $1.107570 $1.132050 $1.084328 $1.048376 $0.993167	37,470.000 41,475.503 62,170.937 65,057.530 34,493.853 20,408.671

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2016 2015 2014 2013 2012	$1.108963 $1.152857 $1.081846 $1.006923 $1.000000	$1.082106 $1.108963 $1.152857 $1.081846 $1.006923	0.000 0.000 656.374 670.955 685.865
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2016 2015 2014 2013 2012	$1.152775 $1.209192 $1.137899 $1.001982 $1.000000	$1.121255 $1.152775 $1.209192 $1.137899 $1.001982	0.000 122,272.650 129,083.542 127,574.488 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.169522 $1.212022 $1.180148 $1.078133 $1.012608 $1.015898 $0.934286 $0.816191 $1.000000	$1.192009 $1.169522 $1.212022 $1.180148 $1.078133 $1.012608 $1.015898 $0.934286 $0.816191	31,490.224 89,336.695 121,780.006 94,168.941 68,851.374 95,153.215 60,934.633 40,701.592 34,162.919
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.212187 $1.242554 $1.201927 $1.138517 $1.087169 $1.072639 $0.997901 $0.999951	$1.239334 $1.212187 $1.242554 $1.201927 $1.138517 $1.087169 $1.072639 $0.997901	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.162960 $1.227019 $1.201404 $1.029644 $0.939702 $0.967555 $0.871619 $0.720336 $1.000000	$1.195791 $1.162960 $1.227019 $1.201404 $1.029644 $0.939702 $0.967555 $0.871619 $0.720336	34,941.611 160,781.296 187,846.103 192,998.538 224,060.638 266,587.810 325,107.228 263,079.441 44,736.733
TA Market Participation Strategy - Service Class Subaccount inception date September 17, 2012	2016 2015 2014 2013 2012	$1.120037 $1.178397 $1.110286 $0.988910 $1.000000	$1.146062 $1.120037 $1.178397 $1.110286 $0.988910	4,612.856 0.000 0.000 0.000 0.000
TA MFS International Equity - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.028915 $1.049982 $1.130019 $0.976798 $0.815992 $0.925199 $0.853844 $0.657313 $1.038186 $1.000000	$1.009417 $1.028915 $1.049982 $1.130019 $0.976798 $0.815992 $0.925199 $0.853844 $0.657313 $1.038186	442.451 490.968 0.000 0.000 0.000 0.000 352.756 366.039 328.086 633.086
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.681049 $1.535492 $1.477610 $1.017134 $0.898881 $0.973311 $0.779642 $0.622165 $0.998140 $1.000000	$1.610062 $1.681049 $1.535492 $1.477610 $1.017134 $0.898881 $0.973311 $0.779642 $0.622165 $0.998140	0.000 3,180.720 3,221.201 0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Multi-Managed Balanced - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.470149 $1.497552 $1.379675 $1.192729 $1.080378 $1.060019 $0.871054 $0.704097 $1.063123 $1.000000	$1.554518 $1.470149 $1.497552 $1.379675 $1.192729 $1.080378 $1.060019 $0.871054 $0.704097 $1.063123	3,479.501 0.000 10,198.271 30,155.877 37,717.413 94,666.892 68,834.282 46,654.944 43,230.394 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.014555 $1.059810 $1.000532 $0.910655 $0.918114 $0.967578 $1.020318 $0.998154	$1.050282 $1.014555 $1.059810 $1.000532 $0.910655 $0.918114 $0.967578 $1.020318	0.000 0.000 6,387.105 6,798.618 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$0.972369 $1.010869 $0.946497 $0.890882 $0.893389 $0.982753 $1.022067 $0.997261	$1.002773 $0.972369 $1.010869 $0.946497 $0.890882 $0.893389 $0.982753 $1.022067	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$0.972537 $1.025485 $0.981209 $0.855161 $0.864655 $0.995864 $1.020987 $0.996392	$1.001935 $0.972537 $1.025485 $0.981209 $0.855161 $0.864655 $0.995864 $1.020987	5,717.420 8,113.818 19,934.167 16,004.948 1,450.370 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.248676 $1.264610 $1.233837 $1.291760 $1.225391 $1.177363 $1.120822 $0.985737 $1.035355 $1.000000	$1.257005 $1.248676 $1.264610 $1.233837 $1.291760 $1.225391 $1.177363 $1.120822 $0.985737 $1.035355	21,802.935 38,565.851 41,071.498 258,361.532 352,263.659 335,006.441 353,301.653 106,818.286 23,025.446 5,220.395
TA PineBridge Inflation Opportunities- Service Class Subaccount Inception Date May 2, 2011	2016 2015 2014 2013 2012 2011	$0.956708 $1.002677 $0.987371 $1.111260 $1.064340 $1.000000	$0.975570 $0.956708 $1.002677 $0.987371 $1.111260 $1.064340	25,704.775 52,302.841 63,745.173 68,762.245 34,395.123 5,392.186
TA ProFunds UltraBear Fund - Service Class OAM Subaccount Inception Date May 1, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$0.078994 $0.086744 $0.118656 $0.220060 $0.317488 $0.403747 $0.561223 $1.000000	$0.059293 $0.078994 $0.086744 $0.118656 $0.220060 $0.317488 $0.403747 $0.561223	0.000 120,074.592 127,739.330 109,028.386 454,502.961 472,217.156 5,483.245 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date December 12, 2011	2016 2015 2014 2013 2012 2011	$1.053501 $1.098391 $1.079252 $1.026124 $0.978354 $1.000000	$1.062323 $1.053501 $1.098391 $1.079252 $1.026124 $0.978354	0.000 0.000 58,733.880 74,104.134 82,582.976 83,458.178
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date December 12, 2011	2016 2015 2014 2013 2012 2011	$1.066043 $1.161109 $1.145081 $1.000532 $0.918066 $1.000000	$1.067840 $1.066043 $1.161109 $1.145081 $1.000532 $0.918066	0.000 48,482.200 93,123.301 235,420.919 307,042.503 279,522.143
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount Inception Date December 12, 2011	2016 2015 2014 2013 2012 2011	$1.065181 $1.132814 $1.112966 $1.019665 $0.958587 $1.000000	$1.069244 $1.065181 $1.132814 $1.112966 $1.019665 $0.958587	0.000 0.000 661.631 676.323 691.358 0.000
TA Small Mid Cap Value - Service Class(5) Subaccount Inception Date January 22, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.693315 $1.772248 $1.719330 $1.286608 $1.128808 $1.182908 $0.925936 $0.659621 $1.000000	$2.009543 $1.693315 $1.772248 $1.719330 $1.286608 $1.128808 $1.182908 $0.925936 $0.659621	277.863 308.339 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.891497 $1.884934 $1.806097 $1.279479 $1.128679 $1.131825 $0.859451 $0.632477 $1.012503 $1.000000	$2.062567 $1.891497 $1.884934 $1.806097 $1.279479 $1.128679 $1.131825 $0.859451 $0.632477 $1.012503	243.626 5,939.107 33,033.231 27,775.759 27,975.105 14,936.202 354.588 367.944 329.241 629.255
TA Torray Concentrated Growth - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.450267 $1.503988 $1.395080 $1.069346 $0.931900 $0.973303 $0.833505 $0.584830 $1.030188 $1.000000	$1.516956 $1.450267 $1.503988 $1.395080 $1.069346 $0.931900 $0.973303 $0.833505 $0.584830 $1.030188	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.909633 $0.916487 $0.986040 $0.809044 $0.707399 $0.842889 $0.792999 $0.642343 $1.072876 $1.000000	$0.900431 $0.909633 $0.916487 $0.986040 $0.809044 $0.707399 $0.842889 $0.792999 $0.642343 $1.072876	0.000 0.000 0.000 0.000 0.000 2,498.701 4,080.533 4,266.242 4,217.974 609.679

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA WMC US Growth - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.311132 $1.251967 $1.149922 $0.885940 $0.799184 $0.846821 $0.733780 $0.579516 $1.096136 $1.000000	$1.320741 $1.311132 $1.251967 $1.149922 $0.885940 $0.799184 $0.846821 $0.733780 $0.579516 $1.096136	0.000 4,260.672 4,314.886 6,613.734 11,579.786 13,513.396 9,212.833 9,701.222 10,428.052 3,112.725

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.713282 $1.720152 $1.633275 $1.428555 $1.281555 $1.344388 $1.239595 $1.012991 $1.000000	$1.759585 $1.713282 $1.720152 $1.633275 $1.428555 $1.281555 $1.344388 $1.239595 $1.012991	172,628.588 170,860.962 190,603.878 15,847.978 15,707.232 4,215.371 1,339.292 0.000 0.000
AB Growth and Income Portfolio – Class B Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.347786 $1.348768 $1.252619 $0.944631 $0.817844 $0.782579 $0.704181 $0.593889 $1.016491 $1.000000	$1.474930 $1.347786 $1.348768 $1.252619 $0.944631 $0.817844 $0.782579 $0.704181 $0.593889 $1.016491	298,989.672 306,549.291 282,162.640 182,081.585 99,979.593 80,613.312 57,777.577 54,289.903 56,124.835 3,160.735
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.675115 $1.533750 $1.367498 $1.013149 $0.881242 $0.929309 $0.858812 $0.635775 $1.072398 $1.000000	$1.689284 $1.675115 $1.533750 $1.367498 $1.013149 $0.881242 $0.929309 $0.858812 $0.635775 $1.072398	57,721.878 61,158.535 77,397.692 82,520.131 86,635.247 92,678.195 97,670.039 94,240.453 80,246.375 68,296.411
American Funds - Asset Allocation FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.585482 $1.591754 $1.537451 $1.265353 $1.108731 $1.114202 $1.008165 $0.989782	$1.704083 $1.585482 $1.591754 $1.537451 $1.265353 $1.108731 $1.114202 $1.008165	1,641,099.192 2,146,637.889 2,127,744.594 1,418,833.049 1,435,919.942 1,351,751.416 645,068.472 0.000
American Funds - Bond FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.097628 $1.114332 $1.077518 $1.121116 $1.083204 $1.039220 $0.993876 $1.000903	$1.110019 $1.097628 $1.114332 $1.077518 $1.121116 $1.083204 $1.039220 $0.993876	561,189.404 572,097.279 599,700.650 608,368.825 517,249.372 249,016.240 109,242.732 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Growth FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.820707 $1.734526 $1.627293 $1.273284 $1.099591 $1.169354 $1.003022 $0.986485	$1.958319 $1.820707 $1.734526 $1.627293 $1.273284 $1.099591 $1.169354 $1.003022	186,038.337 141,092.677 176,261.253 135,525.782 113,510.091 83,828.841 90,929.211 0.000
American Funds - Growth-Income FundSM - Class 2(3) Subaccount Inception Date November 19,2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.744688 $1.750626 $1.610840 $1.228334 $1.064468 $1.103785 $1.008415 $0.986806	$1.911385 $1.744688 $1.750626 $1.610840 $1.228334 $1.064468 $1.103785 $1.008415	108,065.567 122,091.118 146,066.812 69,709.782 59,149.052 40,666.749 42,198.957 0.000
American Funds - International FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.083310 $1.155097 $1.207941 $1.010962 $0.872941 $1.032876 $0.980531 $0.982915	$1.101801 $1.083310 $1.155097 $1.207941 $1.010962 $0.872941 $1.032876 $0.980531	196,902.124 205,586.740 237,699.151 70,273.724 53,778.227 38,717.474 29,962.321 0.000
Catalyst Dividend Capture VA Fund Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.331436 $1.394020 $1.284426 $1.086750 $0.989664 $0.938133 $0.827110 $0.671059 $0.947156 $1.000000	$1.403228 $1.331436 $1.394020 $1.284426 $1.086750 $0.989664 $0.938133 $0.827110 $0.671059 $0.947156	389,445.529 420,145.651 465,349.099 647,991.271 539,431.490 324,822.245 240,321.219 3,166.890 3,184.402 0.000
Catalyst Insider Buying VA Fund Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.318714 $1.441835 $1.494308 $1.149714 $0.951711 $0.974845 $0.763402 $0.582802 $1.006571 $1.000000	$1.442257 $1.318714 $1.441835 $1.494308 $1.149714 $0.951711 $0.974845 $0.763402 $0.582802 $1.006571	527,610.245 565,457.160 845,248.075 889,180.119 869,540.815 696,855.141 445,718.549 109,918.456 52,343.795 7.793.659
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.420685 $1.436821 $1.325572 $1.127958 $0.997180 $1.052371 $0.907083 $0.665606 $1.000000	$1.497436 $1.420685 $1.436821 $1.325572 $1.127958 $0.997180 $1.052371 $0.907083 $0.665606	614,768.239 849,868.190 871,271.217 489,980.513 494,479.984 488,731.772 504,554.792 128,702.081 104,187.351

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.428451 $1.443885 $1.312576 $1.017349 $0.889164 $0.928330 $0.805840 $0.603773 $1.069412 $1.000000	$1.516190 $1.428451 $1.443885 $1.312576 $1.017349 $0.889164 $0.928330 $0.805840 $0.603773 $1.069412	590,985.758 604,354.366 569,273.039 445,527.750 457,452.877 415,897.410 377,690.930 236,115.066 207,471.802 7,695.645
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.159104 $1.228572 $1.149520 $0.912765 $0.791529 $0.798147 $0.704949 $0.550901 $0.977842 $1.000000	$1.344262 $1.159104 $1.228572 $1.149520 $0.912765 $0.791529 $0.798147 $0.704949 $0.550901 $0.977842	97,665.707 104,037.836 110,219.009 116,568.956 138,483.276 171,287.662 118,382.467 0.000 0.000 0.000
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.490154 $1.414817 $1.293575 $0.965415 $0.856595 $0.869699 $0.712682 $0.565284 $1.088982 $1.000000	$1.476269 $1.490154 $1.414817 $1.293575 $0.965415 $0.856595 $0.869699 $0.712682 $0.565284 $1.088982	30,984.030 31,989.271 36,802.544 50,658.637 52,308.146 81,735.938 3,313.587 0.000 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.444367 $1.490306 $1.426617 $1.065724 $0.944290 $1.075104 $0.848723 $0.616415 $1.036042 $1.000000	$1.592753 $1.444367 $1.490306 $1.426617 $1.065724 $0.944290 $1.075104 $0.848723 $0.616415 $1.036042	243,190.972 252,355.026 265,309.010 173,090.075 130,104.200 109,729.351 76,168.803 49,479.664 20,307.250 1,176.171
Fidelity ® VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.313834 $1.377490 $1.312655 $1.023424 $0.817576 $0.912262 $0.732907 $0.473364 $0.986380 $1.000000	$1.414484 $1.313834 $1.377490 $1.312655 $1.023424 $0.817576 $0.912262 $0.732907 $0.473364 $0.986380	54,842.277 57,265.541 93,891.872 46,569.353 39,958.990 42,297.184 29,680.181 22,972.172 1,174.565 1,183.926
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount Inception Date November 10, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.708574 $1.852360 $1.832517 $1.506093 $1.329378 $1.374241 $1.267151 $0.990309 $1.000000	$1.898122 $1.708574 $1.852360 $1.832517 $1.506093 $1.329378 $1.374241 $1.267151 $0.990309	399,481.527 447,622.791 470,040.778 515,201.558 551,933.532 606,983.939 377,392.467 69,621.929 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Income VIP Fund - Class 2 Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.220488 $1.332821 $1.293130 $1.151928 $1.037963 $1.028966 $0.926929 $0.693852 $1.001223 $1.000000	$1.371135 $1.220488 $1.332821 $1.293130 $1.151928 $1.037963 $1.028966 $0.926929 $0.693852 $1.001223	306,533.726 312,969.768 323,603.710 331,935.032 370,904.267 352,864.110 189,761.703 86.102.866 1,348.987 2,176.964
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.167435 $1.246478 $1.181056 $0.934632 $0.830439 $0.851749 $0.777478 $0.626059 $1.010455 $1.000000	$1.334929 $1.167435 $1.246478 $1.181056 $0.934632 $0.830439 $0.851749 $0.777478 $0.626059 $1.010455	31,784.027 34,073.641 73,340.723 77,554.546 108,463.492 120,743.573 98,324.731 75,486.531 53,461.627 5,653.263
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2016 2015 2014 2013 2012	$1.459309 $1.414030 $1.326854 $0.963374 $1.000000	$1.466804 $1.459309 $1.414030 $1.326854 $0.963374	9,994.624 12,863.400 13,016.213 13,159.414 13,310.874
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.966055 $1.097487 $1.047087 $0.797463 $0.688019 $0.722856 $0.686050 $0.471333 $0.994737 $1.000000	$1.122407 $0.966055 $1.097487 $1.047087 $0.797463 $0.688019 $0.722856 $0.686050 $0.471333 $0.994737	12,135.577 12,291.711 12,434.925 12,566.911 12,707.379 18,758.765 18,762.847 0.000 0.000 0.000
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.730366 $1.692558 $1.530570 $1.176561 $1.020882 $1.053576 $0.851959 $0.598674 $1.082425 $1.000000	$1.911220 $1.730366 $1.692558 $1.530570 $1.176561 $1.020882 $1.053576 $0.851959 $0.598674 $1.082425	224.639 584.034 5,159.835 5,402.071 5,613.855 5,851.444 1,148.076 1,156.449 1,165.032 1,174.315
Janus Aspen – Global Research Portfolio – Service Shares Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.077598 $1.122183 $1.062698 $0.842169 $0.713222 $0.841629 $0.739486 $0.546255 $1.004655 $1.000000	$1.081013 $1.077598 $1.122183 $1.062698 $0.842169 $0.713222 $0.841629 $0.739486 $0.546255 $1.004655	6,885.442 20,410.874 21,126.165 27,032.492 27,281.142 27,550.190 21,961.090 42,677.184 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS ® New Discovery Series – Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.603730 $1.663482 $1.825232 $1.311867 $1.101463 $1.249029 $0.932579 $0.580998 $0.975109 $1.000000	$1.719120 $1.603730 $1.663482 $1.825232 $1.311867 $1.101463 $1.249029 $0.932579 $0.580998 $0.975109	39,988.079 40,911.181 41,424.002 44,138.502 44,704.904 43,175.606 39,032.564 25,588.048 8,916.240 1,203.613
MFS ® Total Return Series – Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.291799 $1.318826 $1.236745 $1.057194 $0.967364 $0.966520 $0.894816 $0.771498 $1.008136 $1.000000	$1.384958 $1.291799 $1.318826 $1.236745 $1.057194 $0.967364 $0.966520 $0.894816 $0.771498 $1.008136	35,685.054 46,122.268 116,832.669 117,600.674 118,423.293 119,379.843 125,387.089 89,372.177 81,522.978 1,040.189
State Street Total Return V.I.S. Fund - Class 3(2)(4) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.282542 $1.322097 $1.279657 $1.135198 $1.028571 $1.079477 $1.003804 $0.988814	$1.337839 $1.282542 $1.322097 $1.279657 $1.135198 $1.028571 $1.079477 $1.003804	167,297.685 134,208.502 150,042.122 19,689.562 20,280.401 24,206.467 19,277.909 0.000
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.930461 $1.009999 $1.153559 $0.952145 $0.817459 $0.928438 $0.869281 $0.643827 $1.096123 $1.000000	$0.982521 $0.930461 $1.009999 $1.153559 $0.952145 $0.817459 $0.928438 $0.869281 $0.643827 $1.096123	295,941.204 303,322.128 309,722.610 323,576.546 327,889.494 316,441.904 222,756.074 58,886.257 0.000 0.000
TA AB Dynamic Allocation - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.049125 $1.069340 $1.030196 $0.978267 $0.938610 $0.937065 $0.871381 $0.674309 $1.086412 $1.000000	$1.054228 $1.049125 $1.069340 $1.030196 $0.978267 $0.938610 $0.937065 $0.871381 $0.674309 $1.086412	658,574.539 672,398.517 653,385.903 634,727.918 614,641.615 583,194.651 32,096.527 19,555.247 2,772.747 0.000
TA Aegon Government Money Market - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.915611 $0.929298 $0.943180 $0.957298 $0.971644 $0.986172 $1.000900 $1.015806 $1.009244 $1.000000	$0.902134 $0.915611 $0.929298 $0.943180 $0.957298 $0.971644 $0.986172 $1.000900 $1.015806 $1.009244	3,030,600.645 3,254,945.253 3,478,721.545 97,660.840 105,341.822 418,082.018 666,661.526 406,494.558 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon High Yield Bond - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.417780 $1.503697 $1.473144 $1.406256 $1.218996 $1.183540 $1.070975 $0.740194 $1.008000 $1.000000	$1.606434 $1.417780 $1.503697 $1.473144 $1.406256 $1.218996 $1.183540 $1.070975 $0.740194 $1.008000	154,416.818 161,476.051 190,995.632 199,225.711 149,070.248 128,268.420 71,718.328 16,117.107 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.201330 $1.221493 $1.187308 $1.235845 $1.196282 $1.131718 $1.102143 $1.073604 $1.014529 $1.000000	$1.185281 $1.201330 $1.221493 $1.187308 $1.235845 $1.196282 $1.131718 $1.102143 $1.073604 $1.014529	618,388.148 622,267.458 811,287.185 972,722.278 2,006,577.317 1,223,729.501 1,083,157.909 948,961.707 59,552.008 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.201330 $1.221493 $1.187308 $1.235845 $1.196282 $1.131718 $1.102143 $1.073604 $1.014529 $1.000000	$1.185281 $1.201330 $1.221493 $1.187308 $1.235845 $1.196282 $1.131718 $1.102143 $1.073604 $1.014529	34,553.298 0.000 0.000 0.000 115,771.668 240,352.973 211,238.964 228,870.161 237,732.229 9,692.094
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2016 2015	$9.524294 $9.999592	$9.985489 $9.524294	2,338.097 2,371.365
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.158426 $1.201560 $1.196268 $1.113028 $1.053962 $1.045101 $0.975816 $0.792975 $1.024086 $1.000000	$1.190469 $1.158426 $1.201560 $1.196268 $1.113028 $1.053962 $1.045101 $0.975816 $0.792975 $1.024086	1,010,489.471 1,291,157.389 1,451,970.458 1,571,660.019 1,377,429.131 1,139,770.101 1,150,506.227 644,546.241 396,219.635 0.000
TA Asset Allocation - Growth - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.096362 $1.136881 $1.126484 $0.904655 $0.817049 $0.879362 $0.778513 $0.609976 $1.027767 $1.000000	$1.143074 $1.096362 $1.136881 $1.126484 $0.904655 $0.817049 $0.879362 $0.778513 $0.609976 $1.027767	117,421.538 119,461.486 83,788.761 56,518.991 52,341.272 52,931.557 54,759.517 670.351 11,764.727 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.129527 $1.176103 $1.165232 $0.993516 $0.913707 $0.948989 $0.856922 $0.680208 $1.029336 $1.000000	$1.182472 $1.129527 $1.176103 $1.165232 $0.993516 $0.913707 $0.948989 $0.856922 $0.680208 $1.029336	7,944,270.336 9,090,557.613 9,498,503.541 10,345,236.763 10,305,409.329 10,066,533.973 9,257,503.259 6,840,081.565 2,600,309.823 46,777.660
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.162813 $1.210221 $1.197139 $1.073105 $0.998333 $1.010327 $0.931099 $0.748882 $1.029956 $1.000000	$1.205892 $1.162813 $1.210221 $1.197139 $1.073105 $0.998333 $1.010327 $0.931099 $0.748882 $1.029956	8,482,169.077 8,807,216.957 9,227,261.761 8,559,614.301 7,004,981.724 5,513,505.473 4,496,664.128 2,710,277.992 712,577.665 199,428.987
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.192314 $1.258422 $1.141102 $0.891446 $0.811784 $0.804176 $0.741017 $0.661424 $1.018228 $1.000000	$1.346142 $1.192314 $1.258422 $1.141102 $0.891446 $0.811784 $0.804176 $0.741017 $0.661424 $1.018228	568,832.962 621,709.728 665,281.853 606,553.241 585,889.806 514,618.068 442,386.713 127,579.095 26,911.896 3,569.937
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998780	$10.467150	0.000
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.462132 $1.502498 $1.500189 $1.331962 $1.230599 $1.300004 $1.203183 $1.000000	$1.506266 $1.462132 $1.502498 $1.500189 $1.331962 $1.230599 $1.300004 $1.203183	2,215,146.439 2,353,310.240 2,433,643.471 2,521,291.134 2,591,852.835 2,330,466.524 1,632,995.602 291,448.646
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2016 2015 2014	$9.427425 $9.908136 $9.998776	$9.322970 $9.427425 $9.908136	4,089.146 579.750 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10, 2014	2016 2015 2014	$9.230789 $9.868224 $9.998776	$9.077556 $9.230789 $9.868224	0.000 0.000 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998780	$10.150822	1,920.105
TA BlackRock Smart Beta 75 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998780	$10.220022	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.652117 $1.678990 $1.621951 $1.465379 $1.352082 $1.322799 $1.206946 $1.000000	$1.707659 $1.652117 $1.678990 $1.621951 $1.465379 $1.352082 $1.322799 $1.206946	2,230,694.396 2,485,402.605 2,509,552.637 2,674,894.311 2,476,136.358 2,041,605.802 1,442,719.118 252,877.597

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.066881 $1.092410 $0.978689 $0.957852 $0.777970 $0.840104 $0.739550 $0.564377 $0.996244 $1.000000	$1.055552 $1.066881 $1.092410 $0.978689 $0.957852 $0.777970 $0.840104 $0.739550 $0.564377 $0.996244	83,028.376 85,046.968 226,138.685 242,825.904 216,119.633 210,205.426 109,252.963 17,297.279 0.000 0.000
TA International Moderate Growth - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.950296 $0.983087 $1.005768 $0.907718 $0.819160 $0.899173 $0.827868 $0.649738 $1.035629 $1.000000	$0.946365 $0.950296 $0.983087 $1.005768 $0.907718 $0.819160 $0.899173 $0.827868 $0.649738 $1.035629	1,796,822.467 1,968,028.896 1,992,831.491 2,213,693.674 2,165,740.899 1,772,586.552 1,625,548.401 1,095,105.106 572,940.996 0.000
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.198427 $1.214922 $1.143599 $0.975267 $0.879968 $1.001403 $0.985842 $0.986575	$1.229400 $1.198427 $1.214922 $1.143599 $0.975267 $0.879968 $1.001403 $0.985842	305,056.472 324,939.186 377,929.172 189,109.903 56,334.634 60,556.087 28,260.965 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.471011 $1.576027 $1.603868 $1.172621 $1.094279 $1.193209 $0.906643 $0.574717 $1.089186 $1.000000	$1.415950 $1.471011 $1.576027 $1.603868 $1.172621 $1.094279 $1.193209 $0.906643 $0.574717 $1.089186	224,451.664 233,656.759 254,111.832 237,664.233 250,119.592 243,482.600 141,263.961 32,165.557 0.000 0.000
TA Jennison Growth - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.786377 $1.631848 $1.508645 $1.115275 $0.980928 $1.003358 $0.909502 $0.656153 $1.059029 $1.000000	$1.726574 $1.786377 $1.631848 $1.508645 $1.115275 $0.980928 $1.003358 $0.909502 $0.656153 $1.059029	80,726.320 91,126.306 97,971.451 104,495.753 97,422.934 64,278.765 75,367.225 20,238.301 0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount Inception Date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.063340 $1.075685 $1.038815 $1.077338 $1.043947 $1.000000	$1.069250 $1.063340 $1.075685 $1.038815 $1.077338 $1.043947	228,241.519 222,491.923 271,496.842 236,087.009 116,889.461 4,751.758

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.447452 $1.474387 $1.313077 $1.008650 $0.881921 $0.890902 $0.787316 $0.617968 $1.003982 $1.000000	$1.584704 $1.447452 $1.474387 $1.313077 $1.008650 $0.881921 $0.890902 $0.787316 $0.617968 $1.003982	83,287.894 91,011.988 97,632.426 14,576.672 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$2.075636 $2.170551 $1.915958 $1.479221 $1.248810 $1.245950 $1.029652 $0.985158	$2.337013 $2.075636 $2.170551 $1.915958 $1.479221 $1.248810 $1.245950 $1.029652	51,827.441 53,026.477 34,150.297 25,167.038 27,801.147 18,987.044 18,834.998 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.122920 $1.144360 $1.092888 $1.053540 $0.995114 $1.000000	$1.152738 $1.122920 $1.144360 $1.092888 $1.053540 $0.995114	1,308,386.350 1,377,181.724 1,386,289.303 1,468,096.392 1,211,631.949 435,031.122
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2016 2015 2014 2013 2012	$1.121033 $1.161974 $1.087191 $1.008908 $1.000000	$1.097116 $1.121033 $1.161974 $1.087191 $1.008908	384,781.642 362,907.117 358,723.981 375,713.486 85,002.699
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2016 2015 2014 2013 2012	$1.165325 $1.218749 $1.143507 $1.003956 $1.000000	$1.136804 $1.165325 $1.218749 $1.143507 $1.003956	139,281.447 147,886.332 151,950.494 45,093.001 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.196308 $1.236128 $1.200071 $1.093104 $1.023630 $1.023942 $0.938912 $0.817803 $1.000000	$1.222900 $1.196308 $1.236128 $1.200071 $1.093104 $1.023630 $1.023942 $0.938912 $0.817803	2,195,353.292 2,434,978.930 2,598,706.981 2,450,646.273 2,195,925.987 1,546,237.557 897,290.712 394,232.975 19,634.316
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.234284 $1.261475 $1.216626 $1.149041 $1.093979 $1.076184 $0.998250 $0.999959	$1.265649 $1.234284 $1.261475 $1.216626 $1.149041 $1.093979 $1.076184 $0.998250	319,213.187 350,388.747 308,290.271 383,157.624 371,870.592 187,108.835 147,062.187 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.189596 $1.251429 $1.221689 $1.043955 $0.949931 $0.975207 $0.875931 $0.721758 $1.000000	$1.226783 $1.189596 $1.251429 $1.221689 $1.043955 $0.949931 $0.975207 $0.875931 $0.721758	2,479,327.771 2,727,605.405 3,162,670.276 3,060,261.531 2,609,953.408 2,616,799.057 2,357,091.084 1,067,833.660 214,745.050

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Market Participation Strategy - Service Class Subaccount inception date September 17, 2012	2016 2015 2014 2013 2012	$1.130959 $1.186379 $1.114515 $0.989747 $1.000000	$1.160654 $1.130959 $1.186379 $1.114515 $0.989747	155,828.455 148,561.107 148,606.591 150,513.147 53,798.165
TA MFS International Equity - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.054483 $1.072902 $1.151288 $0.992254 $0.826436 $0.934286 $0.859695 $0.659866 $1.039131 $1.000000	$1.037549 $1.054483 $1.072902 $1.151288 $0.992254 $0.826436 $0.934286 $0.859695 $0.659866 $1.039131	49,933.621 51,678.881 63,155.879 84,236.242 60,007.448 51,268.158 50,346.026 49,348.260 11,197.035 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.722860 $1.569044 $1.505448 $1.033238 $0.910386 $0.982867 $0.784986 $0.624586 $0.999049 $1.000000	$1.654975 $1.722860 $1.569044 $1.505448 $1.033238 $0.910386 $0.982867 $0.784986 $0.624586 $0.999049	22,795.968 79,327.480 81,351.822 64,524.335 16,210.109 15,699.562 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.506665 $1.530230 $1.405619 $1.211587 $1.094204 $1.070422 $0.877014 $0.706832 $1.064092 $1.000000	$1.597837 $1.506665 $1.530230 $1.405619 $1.211587 $1.094204 $1.070422 $0.877014 $0.706832 $1.064092	593,664.926 579,828.542 517,049.982 351,053.196 347,198.824 363,768.465 287,529.648 162,274.323 48,783.781 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.033083 $1.075969 $1.012797 $0.919103 $0.923880 $0.970792 $1.020671 $0.998162	$1.072624 $1.033083 $1.075969 $1.012797 $0.919103 $0.923880 $0.970792 $1.020671	265,475.539 267,939.314 255,949.367 223,121.468 39,934.297 67,561.636 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$0.990093 $1.026253 $0.958074 $0.899120 $0.898985 $0.986000 $1.022422 $0.997269	$1.024054 $0.990093 $1.026253 $0.958074 $0.899120 $0.898985 $0.986000 $1.022422	28,078.940 9,582.416 10,167.426 10,932.867 82,561.624 0.000 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$0.990242 $1.041082 $0.993201 $0.863059 $0.870065 $0.999152 $1.021338 $0.996400	$1.023180 $0.990242 $1.041082 $0.993201 $0.863059 $0.870065 $0.999152 $1.021338	156,571.599 169,671.177 177,102.576 28,176.836 18,813.451 10,822.335 12,362.650 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Total Return - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.279692 $1.292202 $1.257046 $1.312176 $1.241078 $1.188921 $1.128488 $0.989548 $1.036294 $1.000000	$1.292029 $1.279692 $1.292202 $1.257046 $1.312176 $1.241078 $1.188921 $1.128488 $0.989548 $1.036294	1,435,990.385 1,517,290.266 1,741,481.453 1,941,518.743 1,675,755.707 1,171,393.971 858,516.537 136,000.820 36,277.618 4,286.098
TA PineBridge Inflation Opportunities- Service Class Subaccount Inception Date May 2, 2011	2016 2015 2014 2013 2012 2011	$0.969976 $1.013587 $0.995180 $1.116750 $1.066426 $1.000000	$0.992025 $0.969976 $1.013587 $0.995180 $1.116750 $1.066426	302,506.501 322,098.069 344,279.897 344,322.709 180,425.697 54,348.680
TA ProFunds UltraBear Fund - Service Class OAM Subaccount Inception Date May 1, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$0.080580 $0.088209 $0.120311 $0.222465 $0.320009 $0.405751 $0.562345 $1.000000	$0.060648 $0.080580 $0.088209 $0.120311 $0.222465 $0.320009 $0.405751 $0.562345	4,562,769.234 3,954,081.984 1,749,768.889 1,460,887.986 2,533,044.158 2,818,090.271 115,119.824 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.068120 $1.110358 $1.087784 $1.031189 $0.980272 $1.000000	$1.080245 $1.068120 $1.110358 $1.087784 $1.031189 $0.980272	454,297.678 465,646.894 486,421.065 518,383.793 532,024.856 224,776.580
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.080833 $1.173747 $1.154131 $1.005469 $0.919864 $1.000000	$1.085851 $1.080833 $1.173747 $1.154131 $1.005469 $0.919864	1,035,116.749 1,156,359.289 1,152,855.502 918,974.475 817,683.879 246,755.239
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount Inception Date may 2, 2011	2016 2015 2014 2013 2012 2011	$1.079998 $1.145176 $1.121783 $1.024706 $0.960465 $1.000000	$1.087306 $1.079998 $1.145176 $1.121783 $1.024706 $0.960465	785,032.877 796,881.119 845,853.023 691,008.852 546,462.436 0.000
TA Small Mid Cap Value - Service Class(5) Subaccount Inception Date January 22, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.733541 $1.808991 $1.749794 $1.305548 $1.142030 $1.193232 $0.931271 $0.661472 $1.000000	$2.063341 $1.733541 $1.808991 $1.749794 $1.305548 $1.142030 $1.193232 $0.931271 $0.661472	83,995.289 86,383.737 97,034.518 104,202.241 95,845.696 88,336.382 57,921.841 19,788.410 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.938469 $1.926044 $1.840047 $1.299696 $1.143116 $1.142929 $0.865334 $0.634930 $1.013423 $1.000000	$2.120018 $1.938469 $1.926044 $1.840047 $1.299696 $1.143116 $1.142929 $0.865334 $0.634930 $1.013423	90,827.307 96,593.370 98,068.286 105,559.122 80,679.326 53,851.485 20,726.379 7,466.810 970.707 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Torray Concentrated Growth - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.486293 $1.536807 $1.421315 $1.086242 $0.943821 $0.982860 $0.839207 $0.587099 $1.031122 $1.000000	$1.559225 $1.486293 $1.536807 $1.421315 $1.086242 $0.943821 $0.982860 $0.839207 $0.587099 $1.031122	14,228.964 23,626.423 24,735.580 24,661.740 21,584.870 16,218.921 13,667.274 14,241.288 7,973.428 0.000
TA TS&W International Equity - Service Class Subaccount Inception ate September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.932194 $0.936453 $1.004553 $0.821808 $0.716436 $0.851147 $0.798422 $0.644829 $1.073847 $1.000000	$0.925488 $0.932194 $0.936453 $1.004553 $0.821808 $0.716436 $0.851147 $0.798422 $0.644829 $1.073847	10,084.467 10,454.661 11,072.211 5,026.012 3,183.520 3,206.936 3,466.049 1,759.311 1,896.279 3,053.439
TA WMC US Growth - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.343701 $1.279288 $1.171553 $0.899949 $0.809411 $0.855125 $0.738798 $0.581764 $1.097130 $1.000000	$1.357526 $1.343701 $1.279288 $1.171553 $0.899949 $0.809411 $0.855125 $0.738798 $0.581764 $1.097130	23,800.978 32,519.254 60,422.907 80,554.669 68,239.294 11,936.565 4,319.911 0.000 0.000 0.000

Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.737579 $1.741112 $1.649925 $1.440290 $1.289515 $1.350083 $1.242394 $1.013273 $1.000000	$1.788036 $1.737579 $1.741112 $1.649925 $1.440290 $1.289515 $1.350083 $1.242394 $1.013273	429,442.795 439,610.668 453,154.943 326,912.187 241,499.015 231,301.437 161,581.225 41,217.246 0.000
AB Growth and Income Portfolio – Class B Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.370024 $1.368315 $1.268275 $0.954551 $0.824790 $0.787677 $0.707381 $0.595423 $1.017109 $1.000000	$1.502214 $1.370024 $1.368315 $1.268275 $0.954551 $0.824790 $0.787677 $0.707381 $0.595423 $1.017109	635,812.696 819,210.315 846,178.678 494,259.056 397,833.819 84,802.236 37,603.038 18,875.057 9,283.846 5,730.485

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.702829 $1.556059 $1.384655 $1.023843 $0.888764 $0.935397 $0.862730 $0.637431 $1.073048 $1.000000	$1.720602 $1.702829 $1.556059 $1.384655 $1.023843 $0.888764 $0.935397 $0.862730 $0.637431 $1.073048	14,634.799 15,251.949 16,222.407 16,424.176 16,622.913 16,839.575 11,373.739 1,387.122 1,432.214 0.000
American Funds - Asset Allocation FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.604666 $1.607850 $1.549943 $1.273134 $1.113350 $1.116648 $1.008398 $0.989787	$1.728094 $1.604666 $1.607850 $1.549943 $1.273134 $1.113350 $1.116648 $1.008398	7,741,281.492 8,274,629.782 8,698,813.888 5,127,682.060 4,249,037.589 4,075,722.809 2,237,059.425 16,227.510
American Funds - Bond FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.110913 $1.125609 $1.086297 $1.128027 $1.087721 $1.041503 $0.994105 $1.000908	$1.125662 $1.110913 $1.125609 $1.086297 $1.128027 $1.087721 $1.041503 $0.994105	857,596.406 843,467.975 889,779.982 816,898.016 888,057.689 376,837.164 167,541.078 11,828.232
American Funds - Growth FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.842755 $1.752076 $1.640522 $1.281122 $1.104178 $1.171929 $1.003254 $0.986490	$1.985902 $1.842755 $1.752076 $1.640522 $1.281122 $1.104178 $1.171929 $1.003254	639,351.762 629,667.590 408,153.331 386,880.615 287,051.204 215,106.678 123,506.687 0.000
American Funds - Growth-Income FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.765846 $1.768375 $1.623967 $1.235904 $1.068907 $1.106211 $1.008648 $0.986811	$1.938364 $1.765846 $1.768375 $1.623967 $1.235904 $1.068907 $1.106211 $1.008648	867,991.714 897,672.081 640,811.658 496,983.906 409,494.805 155,040.012 132,466.085 3,161.077
American Funds - International FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.096454 $1.166813 $1.217803 $1.017205 $0.876596 $1.035154 $0.980758 $0.982921	$1.117359 $1.096454 $1.166813 $1.217803 $1.017205 $0.876596 $1.035154 $0.980758	514,816.814 573,697.570 573,538.656 257,260.815 133,755.702 72,023.828 49,629.575 12,147.528
Catalyst Dividend Capture VA Fund Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.353451 $1.414277 $1.300527 $1.098200 $0.998101 $0.944278 $0.830901 $0.672801 $0.947728 $1.000000	$1.429243 $1.353451 $1.414277 $1.300527 $1.098200 $0.998101 $0.944278 $0.830901 $0.672801 $0.947728	1,169,550.107 1,315,801.013 1,668,817.873 2,492,488.885 2,143,818.345 1,174,296.734 357,561.070 134,308.720 23,000.694 15,889.922

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Catalyst Insider Buying VA Fund Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.340486 $1.462751 $1.512993 $1.161803 $0.959812 $0.981202 $0.766873 $0.584308 $1.007181 $1.000000	$1.468956 $1.340486 $1.462751 $1.512993 $1.161803 $0.959812 $0.981202 $0.766873 $0.584308 $1.007181	1,225,133.430 1,374,096.392 1,834,186.993 2,279,197.859 2,182,584.622 1,670,610.565 1,272,412.700 536,976.055 182,187.035 32,476.861
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.442358 $1.455868 $1.340488 $1.138401 $1.004416 $1.057928 $0.910073 $0.666486 $1.000000	$1.523263 $1.442358 $1.455868 $1.340488 $1.138401 $1.004416 $1.057928 $0.910073 $0.666486	2,350,453.474 2,490,284.098 2,371,556.589 1,099,627.999 885,455.790 734,133.041 459,036.135 151,843.347 76,666.687
Fidelity ® VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.452085 $1.464873 $1.329025 $1.028077 $0.896770 $0.934416 $0.809531 $0.605338 $1.070062 $1.000000	$1.544311 $1.452085 $1.464873 $1.329025 $1.028077 $0.896770 $0.934416 $0.809531 $0.605338 $1.070062	3,231,538.708 3,608,002.662 2,192,311.584 1,558,030.708 1,320,867.899 918,881.915 643,419.289 358,038.999 143,106.676 58,108.002
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.178257 $1.246415 $1.163919 $0.922373 $0.798279 $0.803373 $0.708169 $0.552328 $0.978432 $1.000000	$1.369166 $1.178257 $1.246415 $1.163919 $0.922373 $0.798279 $0.803373 $0.708169 $0.552328 $0.978432	49,776.219 74,048.779 79,184.557 160,011.081 215,835.870 266,582.580 285,615.592 98,591.301 45,383.595 15,892.199
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.514774 $1.435361 $1.309777 $0.975578 $0.863899 $0.875390 $0.715925 $0.566747 $1.089644 $1.000000	$1.503615 $1.514774 $1.435361 $1.309777 $0.975578 $0.863899 $0.875390 $0.715925 $0.566747 $1.089644	75,794.123 86,420.483 91,825.370 117,926.134 120,175.565 122,774.131 107,589.902 55,762.886 1,596.723 0.000
Fidelity ® VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.468253 $1.511973 $1.444497 $1.076963 $0.952345 $1.082144 $0.852606 $0.618013 $1.036668 $1.000000	$1.622276 $1.468253 $1.511973 $1.444497 $1.076963 $0.952345 $1.082144 $0.852606 $0.618013 $1.036668	743,008.923 836,990.537 790,573.811 1,074,921.668 938,947.235 688,055.815 546,118.821 344,755.172 173,127.629 1,258.524

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.335544 $1.397500 $1.329110 $1.034214 $0.824564 $0.918254 $0.736273 $0.474597 $0.986977 $1.000000	$1.440696 $1.335544 $1.397500 $1.329110 $1.034214 $0.824564 $0.918254 $0.736273 $0.474597 $0.986977	372,383.185 439,589.470 470,852.550 231,177.999 204,253.124 50,839.723 9,114.792 17,072.046 9,873.670 5,873.576
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount Inception Date November 10, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.732726 $1.874843 $1.851111 $1.518385 $1.337593 $1.380025 $1.269985 $0.990582 $1.000000	$1.928741 $1.732726 $1.874843 $1.851111 $1.518385 $1.337593 $1.380025 $1.269985 $0.990582	1,598,867.673 1,855,328.664 1,952,280.176 2,034,813.150 2,171,779.355 2,183,123.232 1,313,977.890 354,008.601 5,522.747
Franklin Income VIP Fund - Class 2 Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.240678 $1.352199 $1.309342 $1.164070 $1.046832 $1.035719 $0.931177 $0.695653 $1.001835 $1.000000	$1.396559 $1.240678 $1.352199 $1.309342 $1.164070 $1.046832 $1.035719 $0.931177 $0.695653 $1.001835	323,846.501 388,087.623 392,263.960 548,003.591 685,369.259 443,618.495 302,260.044 160,409.283 56,666.182 38,333.200
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.186736 $1.264588 $1.195852 $0.944479 $0.837525 $0.857321 $0.781025 $0.627673 $1.011066 $1.000000	$1.359677 $1.186736 $1.264588 $1.195852 $0.944479 $0.837525 $0.857321 $0.781025 $0.627673 $1.011066	68,739.864 75,493.714 84,715.490 100,168.754 135,134.795 148,336.168 122,341.446 36,267.928 64,099.192 17,712.514
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2016 2015 2014 2013 2012	$1.469940 $1.421529 $1.331264 $0.964665 $1.000000	$1.480399 $1.469940 $1.421529 $1.331264 $0.964665	49,325.924 54,906.066 56,849.553 58,260.767 74,825.432
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.982004 $1.113414 $1.060183 $0.805842 $0.693871 $0.727586 $0.689183 $0.472547 $0.995338 $1.000000	$1.143181 $0.982004 $1.113414 $1.060183 $0.805842 $0.693871 $0.727586 $0.689183 $0.472547 $0.995338	121,304.018 142,831.241 165,259.296 181,131.498 188,318.906 199,357.750 164,818.115 105,562.861 34,245.702 5,607.646

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.759016 $1.717192 $1.549787 $1.188992 $1.029618 $1.060494 $0.855860 $0.600224 $1.083083 $1.000000	$1.946691 $1.759016 $1.717192 $1.549787 $1.188992 $1.029618 $1.060494 $0.855860 $0.600224 $1.083083	0.000 0.000 0.000 0.000 12,886.320 14,610.734 14,964.476 16,070.843 0.000 0.000
Janus Aspen – Global Research Portfolio – Service Shares Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.095439 $1.138522 $1.076041 $0.851072 $0.719325 $0.847169 $0.742880 $0.547674 $1.005257 $1.000000	$1.101071 $1.095439 $1.138522 $1.076041 $0.851072 $0.719325 $0.847169 $0.742880 $0.547674 $1.005257	21,790.788 32,504.567 33,316.296 36,744.520 55,713.067 60,881.553 59,799.046 31,875.087 13,730.746 0.000
MFS ® New Discovery Series – Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.630270 $1.687684 $1.848139 $1.325715 $1.110886 $1.257234 $0.936854 $0.582503 $0.975698 $1.000000	$1.751011 $1.630270 $1.687684 $1.848139 $1.325715 $1.110886 $1.257234 $0.936854 $0.582503 $0.975698	19,830.429 26,638.142 27,196.901 35,691.664 38,623.606 39,187.780 24,995.217 17,467.911 11,256.835 5,663.822
MFS ® Total Return Series – Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.313147 $1.337971 $1.252231 $1.068323 $0.975608 $0.972846 $0.898898 $0.773489 $1.008747 $1.000000	$1.410617 $1.313147 $1.337971 $1.252231 $1.068323 $0.975608 $0.972846 $0.898898 $0.773489 $1.008747	101,978.627 139,036.976 167,631.192 184,715.629 202,241.645 297,634.485 289,059.371 194,303.105 36,812.059 12,056.215
State Street Total Return V.I.S. Fund - Class 3(2)(4) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.298076 $1.335484 $1.290061 $1.142177 $1.032864 $1.081849 $1.004036 $0.988819	$1.356701 $1.298076 $1.335484 $1.290061 $1.142177 $1.032864 $1.081849 $1.004036	308,145.307 328,867.703 350,030.374 181,161.393 172,688.117 173,261.126 69,157.730 0.000
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.945851 $1.024688 $1.168032 $0.962188 $0.824439 $0.934530 $0.873260 $0.645504 $1.096786 $1.000000	$1.000735 $0.945851 $1.024688 $1.168032 $0.962188 $0.824439 $0.934530 $0.873260 $0.645504 $1.096786	71,649.861 83,086.129 69,534.740 117,827.554 121,914.438 92,740.228 102,206.601 49,762.474 38,397.891 29,320.462

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AB Dynamic Allocation - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.066461 $1.084871 $1.043104 $0.988576 $0.946635 $0.943214 $0.875365 $0.676050 $1.087071 $1.000000	$1.073752 $1.066461 $1.084871 $1.043104 $0.988576 $0.946635 $0.943214 $0.875365 $0.676050 $1.087071	2,999,339.002 3,226,456.306 3,484,056.734 3,733,042.543 3,844,924.434 3,657,678.041 752,917.972 22,484.590 22,162.079 14,598.650
TA Aegon Government Money Market - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.930730 $0.942781 $0.954978 $0.967366 $0.979914 $0.992617 $1.005428 $1.018414 $1.009855 $1.000000	$0.918866 $0.930730 $0.942781 $0.954978 $0.967366 $0.979914 $0.992617 $1.005428 $1.018414 $1.009855	5,238,895.163 6,203,330.398 6,684,489.018 763,787.000 1,333,093.742 1,076,626.987 1,002,475.403 742,834.929 85,232.219 0.000
TA Aegon High Yield Bond - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.441174 $1.525507 $1.491563 $1.421043 $1.229378 $1.191277 $1.075846 $0.742100 $1.008610 $1.000000	$1.636169 $1.441174 $1.525507 $1.491563 $1.421043 $1.229378 $1.191277 $1.075846 $0.742100 $1.008610	226,652.848 237,751.297 246,070.637 358,223.954 348,665.531 198,511.975 194,067.464 43,174.866 7,295.038 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.221143 $1.239195 $1.202150 $1.248834 $1.206459 $1.139112 $1.107163 $1.076377 $1.015135 $1.000000	$1.207192 $1.221143 $1.239195 $1.202150 $1.248834 $1.206459 $1.139112 $1.107163 $1.076377 $1.015135	1,120,551.932 1,403,582.342 1,395,104.485 2,052,067.378 2,321,692.977 2,792,785.229 1,898,150.249 3,174,107.097 53,393.034 1,688.276
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.221143 $1.239195 $1.202150 $1.248834 $1.206459 $1.139112 $1.107163 $1.076377 $1.015135 $1.000000	$1.207192 $1.221143 $1.239195 $1.202150 $1.248834 $1.206459 $1.139112 $1.107163 $1.076377 $1.015135	588,359.299 735,997.773 134,980.819 88,282.789 452,862.428 1,503,381.828 481,412.351 609,795.772 691,758.316 62,595.459
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2016 2015	$9.536912 $9.999646	$10.018405 $9.536912	57,859.042 16,011.027

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.177561 $1.219008 $1.211250 $1.124738 $1.062954 $1.051947 $0.980267 $0.795023 $1.024708 $1.000000	$1.212526 $1.177561 $1.219008 $1.211250 $1.124738 $1.062954 $1.051947 $0.980267 $0.795023 $1.024708	4,481,145.522 4,867,577.246 5,459,402.300 5,788,066.143 5,848,663.816 4,719,977.818 4,316,339.716 3,004,713.401 378,336.780 0.000
TA Asset Allocation - Growth - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.114484 $1.153384 $1.140578 $0.914167 $0.824021 $0.885127 $0.782076 $0.611564 $1.028389 $1.000000	$1.164265 $1.114484 $1.153384 $1.140578 $0.914167 $0.824021 $0.885127 $0.782076 $0.611564 $1.028389	356,928.287 482,162.160 662,738.430 707,349,990 606,163.979 477,531.244 372,699.441 227,478.900 0.000 0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.148194 $1.193183 $1.179817 $1.003972 $0.921492 $0.955194 $0.860829 $0.681960 $1.029953 $1.000000	$1.204377 $1.148194 $1.193183 $1.179817 $1.003972 $0.921492 $0.955194 $0.860829 $0.681960 $1.029953	12,631,625.437 13,608,921.805 14,661,892.162 15,853,632.526 15,437,857.633 14,228,215.142 12,775,885.589 8,939,688.529 4,009,232.882 123,764.717
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.182077 $1.227853 $1.212183 $1.084434 $1.006872 $1.016968 $0.935359 $0.750825 $1.030584 $1.000000	$1.228288 $1.182077 $1.227853 $1.212183 $1.084434 $1.006872 $1.016968 $0.935359 $0.750825 $1.030584	26,241,885.367 28,808,647.719 32,059,822.194 32,871,062.087 30,119,641.729 20,311,375.102 11,239,943.228 7,507,740.524 2,194,156.111 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.212056 $1.276739 $1.155427 $0.900849 $0.818712 $0.809443 $0.744398 $0.663136 $1.018844 $1.000000	$1.371126 $1.212056 $1.276739 $1.155427 $0.900849 $0.818712 $0.809443 $0.744398 $0.663136 $1.018844	1,336,764.683 1,530,110.358 1,619,023.884 2,428,477.625 2,336,117.552 1,862,125.411 1,664,705.243 915,067.668 443,673.228 15,347.834
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998941	$10.483340	0.000
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.481492 $1.519405 $1.514075 $1.341634 $1.237087 $1.304287 $1.204759 $1.000000	$1.529220 $1.481492 $1.519405 $1.514075 $1.341634 $1.237087 $1.304287 $1.204759	5,248,172.694 5,791,121.978 6,637,491.027 7,803,344.728 8,455,860.736 8,291,227.814 5,502,054.595 990,580.454

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2016 2015 2014	$9.448792 $9.911029 $9.998938	$9.362504 $9.448792 $9.911029	8,991.122 14,618.172 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10, 2014	2016 2015 2014	$9.251716 $9.871102 $9.998938	$9.116051 $9.251716 $9.871102	12,626.779 12,644.587 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998941	$10.166524	0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998941	$10.235836	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.674007 $1.697878 $1.636959 $1.476025 $1.359202 $1.327154 $1.208532 $1.000000	$1.733688 $1.674007 $1.697878 $1.636959 $1.476025 $1.359202 $1.327154 $1.208532	7,115,066.472 7,748,172.085 8,626,055.694 8,942,321.667 8,971,195.522 7,512,173.544 4,835,279.160 1,140,849.543
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.084509 $1.108274 $0.990953 $0.967944 $0.784610 $0.845604 $0.742931 $0.565832 $0.996856 $1.000000	$1.075105 $1.084509 $1.108274 $0.990953 $0.967944 $0.784610 $0.845604 $0.742931 $0.565832 $0.996856	297,402.245 290,955.957 267,847.566 264,254.946 225,947.324 76,504.477 9,418.845 6,418.003 2,102.837 1,420.239
TA International Moderate Growth - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.966013 $0.997388 $1.018387 $0.917291 $0.826150 $0.905078 $0.831661 $0.651421 $1.036252 $1.000000	$0.963912 $0.966013 $0.997388 $1.018387 $0.917291 $0.826150 $0.905078 $0.831661 $0.651421 $1.036252	3,262,864.501 3,507,729.673 4,078,711.623 4,339,526.856 4,364,041.589 3,876,210.443 3,209,422.822 2,394,771.793 1,569,641.344 1,144.728
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.212964 $1.227238 $1.152921 $0.981275 $0.883639 $1.003605 $0.986069 $0.986580	$1.246759 $1.212964 $1.227238 $1.152921 $0.981275 $0.883639 $1.003605 $0.986069	1,694,631.241 1,730,227.975 1,633,649.834 594,534.775 501,278.208 84,867.156 35,417.552 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.495360 $1.598953 $1.623981 $1.184984 $1.103623 $1.201029 $0.910790 $0.576211 $1.089850 $1.000000	$1.442212 $1.495360 $1.598953 $1.623981 $1.184984 $1.103623 $1.201029 $0.910790 $0.576211 $1.089850	101,981.731 112,530.172 137,207.963 97,962.469 68,244.011 66,744.953 56,134.013 42,925.556 14,593.665 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Jennison Growth - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.815899 $1.655547 $1.527538 $1.127018 $0.989296 $1.009927 $0.913651 $0.657859 $1.059675 $1.000000	$1.758557 $1.815899 $1.655547 $1.527538 $1.127018 $0.989296 $1.009927 $0.913651 $0.657859 $1.059675	133,279.545 154,417.614 224,217.948 246,010.586 256,881.057 272,861.830 295,977.826 4,327.978 398.664 0.000
TA JPMorgan Core Bond - Service Class Subaccount Inception Date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.073151 $1.083475 $1.044282 $1.080866 $1.045293 $0.000000	$1.081241 $1.073151 $1.083475 $1.044282 $1.080866 $1.045293	705,518.406 837,956.346 948,056.954 520,086.778 412,407.450 125,984.160
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.471414 $1.495846 $1.329564 $1.019300 $0.889460 $0.896749 $0.790923 $0.619575 $1.004587 $1.000000	$1.614118 $1.471414 $1.495846 $1.329564 $1.019300 $0.889460 $0.896749 $0.790923 $0.619575 $1.004587	309,736.333 341,954.558 325,719.102 24,152.842 10,973.751 7,796.129 8,380.008 8,454.308 8,012.972 3,989.433
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$2.100822 $2.192572 $1.931579 $1.488347 $1.254029 $1.248693 $1.029886 $0.985164	$2.370036 $2.100822 $2.192572 $1.931579 $1.488347 $1.254029 $1.248693 $1.029886	240,324.796 295,028.148 339,353.058 47,679.624 33,654.183 27,422.172 36,649.277 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.133311 $1.152670 $1.098662 $1.057019 $0.996413 $0.000000	$1.165691 $1.133311 $1.152670 $1.098662 $1.057019 $0.996413	5,363,052.520 5,928,287.999 6,365,199.250 6,487,597.020 5,327,251.460 1,474,087.865
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2016 2015 2014 2013 2012	$1.129178 $1.168109 $1.090765 $1.010238 $1.000000	$1.107258 $1.129178 $1.168109 $1.090765 $1.010238	939,478.806 1,018,727.256 898,964.173 961,500.935 552,364.598
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2016 2015 2014 2013 2012	$1.173783 $1.225180 $1.147282 $1.005291 $1.000000	$1.147306 $1.173783 $1.225180 $1.147282 $1.005291	670,211.216 634,691.279 458,011.025 223,059.004 48,621.322
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.214544 $1.252491 $1.213568 $1.103217 $1.031053 $1.029338 $0.942001 $0.818886 $1.000000	$1.243990 $1.214544 $1.252491 $1.213568 $1.103217 $1.031053 $1.029338 $0.942001 $0.818886	9,195,525.156 10,488,960.824 11,031,370.886 7,853,408.361 6,548,149.667 3,521,187.751 1,886,930.181 803,310.790 46,473.475

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.249259 $1.274264 $1.226539 $1.156129 $1.098537 $1.078552 $0.998480 $0.999965	$1.283530 $1.249259 $1.274264 $1.226539 $1.156129 $1.098537 $1.078552 $0.998480	634,001.107 714,455.686 786,975.000 795,457.364 771,274.508 555,871.401 1,254,062.356 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.207777 $1.268046 $1.235472 $1.053646 $0.956851 $0.980374 $0.878829 $0.722717 $1.000000	$1.247992 $1.207777 $1.268046 $1.235472 $1.053646 $0.956851 $0.980374 $0.878829 $0.722717	5,868,231.693 6,320,505.644 6,876,982.017 4,544,808.404 3,781,405.598 2,718,926.523 1,992,651.927 892,503.698 147,651.063
TA Market Participation Strategy - Service Class Subaccount inception date September 17, 2012	2016 2015 2014 2013 2012	$1.138325 $1.191751 $1.117353 $0.990317 $1.000000	$1.170521 $1.138325 $1.191751 $1.117353 $0.990317	320,609.645 417,628.889 440,715.682 282,796.954 58,484.680
TA MFS International Equity - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.071924 $1.088497 $1.165718 $1.002713 $0.833503 $0.940409 $0.863623 $0.661579 $1.039758 $1.000000	$1.056791 $1.071924 $1.088497 $1.165718 $1.002713 $0.833503 $0.940409 $0.863623 $0.661579 $1.039758	435,789.796 572,797.418 489,255.237 64,369.325 33,683.998 28,924.377 27,755.696 28,285.684 10,030.831 6,428.241
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.751362 $1.591853 $1.524336 $1.044139 $0.918179 $0.989324 $0.788587 $0.626208 $0.999655 $1.000000	$1.685664 $1.751362 $1.591853 $1.524336 $1.044139 $0.918179 $0.989324 $0.788587 $0.626208 $0.999655	54,506.865 73,050.522 117,403.477 49,185.922 5,552.433 2,516.941 2,802.927 3,289.004 3,870.336 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.531551 $1.552445 $1.423221 $1.224345 $1.103543 $1.077443 $0.881024 $0.708665 $1.064735 $1.000000	$1.627424 $1.531551 $1.552445 $1.423221 $1.224345 $1.103543 $1.077443 $0.881024 $0.708665 $1.064735	926,816.028 1,180,972.354 1,199,312.569 957,378.199 900,723.411 796,847.302 503,434.319 299,283.714 17,358.010 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.045616 $1.086881 $1.021051 $0.924764 $0.927731 $0.972919 $1.020908 $0.998168	$1.087760 $1.045616 $1.086881 $1.021051 $0.924764 $0.927731 $0.972919 $1.020908	510,753.211 665,234.868 612,333.423 488,214.343 155,526.559 15,897.434 3,665.881 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.002130 $1.036691 $0.965909 $0.904680 $0.902735 $0.988165 $1.022659 $0.997274	$1.038551 $1.002130 $1.036691 $0.965909 $0.904680 $0.902735 $0.988165 $1.022659	193,585.368 202,149.175 288,462.719 297,516.460 230,429.022 107,769.911 26,556.163 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.002286 $1.051673 $1.001314 $0.868392 $0.873700 $1.001344 $1.021578 $0.996406	$1.037660 $1.002286 $1.051673 $1.001314 $0.868392 $0.873700 $1.001344 $1.021578	563,506.308 590,802.976 520,691.641 236,431.582 43,112.625 2,954.219 3,614.102 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.300847 $1.310973 $1.272784 $1.325998 $1.125166 $1.196708 $1.133644 $0.992107 $1.036915 $1.000000	$1.315965 $1.300847 $1.310973 $1.272784 $1.325998 $1.251666 $1.196708 $1.133644 $0.992107 $1.036915	6,506,628.588 7,295,631.715 7,999,634.908 8,790,016.877 8,269,925.157 5,190,091.585 2,825,039.568 899,504.139 260,885.801 38,157.413
TA PineBridge Inflation Opportunities- Service Class Subaccount Inception Date May 2, 2011	2016 2015 2014 2013 2012 2011	$0.978956 $1.020959 $1.000432 $1.120422 $1.067818 $0.000000	$1.003182 $0.978956 $1.020959 $1.000432 $1.120422 $1.067818	1,582,470.093 1,609,863.386 1,733,120.420 1,956,721.320 1,755,033.076 547,291.799
TA ProFunds UltraBear Fund - Service Class OAM Subaccount Inception Date May 1, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$0.081642 $0.089215 $0.121431 $0.224097 $0.321699 $0.407092 $0.563085 $1.000000	$0.061591 $0.081642 $0.089215 $0.121431 $0.224097 $0.321699 $0.407092 $0.563085	4,195,044.100 2,688,995.933 1,863,153.172 728,476.123 5,114,352.228 4,199,142.369 228,373.920 40,860.882
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.077997 $1.118419 $1.093530 $1.034599 $0.981563 $0.000000	$1.092376 $1.077997 $1.118419 $1.093530 $1.034599 $0.981563	1,024,053.100 1,199,360.139 1,285,846.084 1,358,078.077 1,357,690.120 1,009,189.803
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.090831 $1.182270 $1.160229 $1.008787 $0.921070 $0.000000	$1.098040 $1.090831 $1.182270 $1.160229 $1.008787 $0.921070	2,536,117.295 3,126,914.082 3,792,573.371 1,310,384.417 1,119,475.920 727,411.082
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount Inception Date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.089976 $1.153485 $1.127698 $1.028090 $0.961731 $0.000000	$1.099513 $1.089976 $1.153485 $1.127698 $1.028090 $0.961731	3,793,728.721 4,350,742.486 4,541,601.856 4,223,863.608 3,237,581.545 98,516.525

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Small Mid Cap Value - Service Class(5) Subaccount Inception Date January 22, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.760906 $1.833930 $1.770430 $1.318339 $1.150938 $1.200178 $0.934838 $0.662697 $1.000000	$2.100046 $1.760906 $1.833930 $1.770430 $1.318339 $1.150938 $1.200178 $0.934838 $0.662697	395,321.530 487,087.578 547,797.676 186,756.674 192,895.704 162,685.466 69,076.446 52,331.003 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.970487 $1.953995 $1.863066 $1.313364 $1.152851 $1.150400 $0.869276 $0.636581 $1.014038 $1.000000	$2.159282 $1.970487 $1.953995 $1.863066 $1.313364 $1.152851 $1.150400 $0.869276 $0.636581 $1.014038	616,504.619 773,222.556 801,506.580 239,172.784 227,870.004 137,982.070 100,387.124 103,170.210 3,565.035 0.000
TA Torray Concentrated Growth - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.510867 $1.559132 $1.439135 $1.097699 $0.951886 $0.989305 $0.843048 $0.588619 $1.031747 $1.000000	$1.588130 $1.510867 $1.559132 $1.439135 $1.097699 $0.951886 $0.989305 $0.843048 $0.588619 $1.031747	19,763.661 48,107.777 50,588.684 49,744.808 51,601.279 67,506.996 51,373.267 45,313.108 1,054.351 0.000
TA TS&W International Equity - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.947634 $0.950080 $1.017159 $0.830474 $0.722561 $0.856735 $0.802074 $0.646499 $1.074497 $1.000000	$0.942662 $0.947634 $0.950080 $1.017159 $0.830474 $0.722561 $0.856735 $0.802074 $0.646499 $1.074497	403,323.896 508,202.924 528,456.628 132,217.741 108,345.822 81,846.804 109,240.990 88,264.204 67,733.672 215.725

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA WMC US Growth - Service Class Subaccount Inception Date September 10, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.365908 $1.297867 $1.186225 $0.909413 $0.816299 $0.860711 $0.742164 $0.583271 $1.097797 $1.000000	$1.382692 $1.365908 $1.297867 $1.186225 $0.909413 $0.816299 $0.860711 $0.742164 $0.583271 $1.097797	236,180.485 248,175.793 324,704.497 267,541.795 198,245.832 213,839.733 90,107.334 817.209 809,798 0.000
(1)	The beginning and ending AUV for this fund also reflects a 0.15% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(4)	Effective on or about February 12, 2016, Huntington VA Dividend Capture Fund was renamed Catalyst Dividend Capture VA Fund.
(5)	Effective on or about February 12, 2016, Huntington VA Situs Fund was renamed Catalyst Insider Buying VA Fund.
(6)	Effective May 1, 2016, TA Aegon Money Market was renamed TA Aegon Government Money Market.
(7)	Formerly known as TA Vanguard ETF - Balanced.
(8)	Formerly known as TA Vanguard ETF - Conservative.
(9)	Formerly known as TA Vanguard ETF – Growth.
(10)	Formerly known as TA Aegon Tactical Vanguard ETF – Conservative.
(11)	Effective May 1, 2016, TA Morgan Stanley Mid Cap Growth was renamed Janus Mid-Cap Growth.
(12)	Formerly known as TA Aegon Tactical Vanguard ETF – Balanced.
(13)	Formerly known as TA Aegon Tactical Vanguard ETF – Growth.
The TA BlackRock Equity Smart Beta 100, TA BlackRock Smart Beta 50 and TA BlackRock Smart Beta 75 had not commenced operation as of December 31, 2015, therefore, comparable data is not available.

APPENDIX
Prior Withdrawal/ Growth Percentages and rider fees
The table below identifies the prior percentages for the Retirement Income Max® Rider.
Withdrawal Percentages
Date	Age at time of first withdrawal	Singe Life Percentage	Joint Life Percentage
Prior to December 12, 2011	0-58 59-64 65-74 ≥75	0.00% 4.50% 5.50% 6.50%	0.00% 4.10% 5.10% 6.10%
December 12, 2011 to May 1, 2014	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 3.80% 4.80% 5.80%
May 1, 2014 to February 16, 2015	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 4.00% 5.00% 6.00%
February 17, 2015 to December 31, 2016	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%	0.00% 3.80% 4.80% 5.80%
January 1, 2017 to March 31, 2017	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%	0.00% 3.70% 4.70% 5.70%
Growth Percentages
Date	Percentage
Prior to May 1, 2014	5.00%
May 1, 2014 to March 31, 2017	5.50%

APPENDIX
Prior Withdrawal/ Growth Percentages and rider fees
The table below identifies the prior percentages for the Retirement Income Choice® 1.6 Rider.
Withdrawal Percentages
Date	Age at time of first withdrawal	Singe Life Percentage	Joint Life Percentage
May 1, 2016 to December 31, 2016	0-58 59-64 65-79 ≥80	0.00% 4.00% 5.00% 6.00%	0.00% 3.75% 4.75% 5.75%
January 1, 2017 to March 31, 2017	0-58 59-64 65-79 ≥80	0.00% 4.00% 5.00% 6.00%	0.00% 3.50% 4.50% 5.50%
Growth Percentages
Date	Percentage
May 1, 2016 to March 31, 2017	5.50%

MEMBERS® LANDMARKSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Separate Account VA B

Supplement Dated May 1, 2017

to the

Prospectus dated May 1, 2017

We will not accept any premium payment that is allocated to the fixed account or the dollar cost averaging fixed account in excess of $5,000. We also will not accept any premium payment or transfer which would result in the aggregate policy value in the fixed account and the dollar cost averaging fixed account exceeding $5,000.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Members® LandmarkSM Variable Annuity dated May 1, 2017

Transamerica Variable Annuity Series	MEMBERS® Variable Annuity Series
Partners Variable Annuity Series	Transamerica Advisor EliteSM II
Transamerica AxiomSM II	Transamerica AxiomSM Variable Annuity
Transamerica PrincipiumSM III	Transamerica Advisor EliteSM Variable Annuity
Transamerica LandmarkSM Variable Annuity	MEMBERS® LandmarkSM Variable Annuity
MEMBERS® FreedomSM Variable Annuity	Transamerica PrincipiumSM II Variable Annuity
Transamerica ExtraSM Variable Annuity	MEMBERS® ExtraSM Variable Annuity
Transamerica LibertySM Variable Annuity	MEMBERS® LibertySM Variable Annuity
Transamerica Variable Annuity I-Share

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

Supplement dated May 1, 2017

(for Applications signed on or after May 1, 2017)

to the

Prospectus dated May 1, 2017

This Rate Sheet Prospectus Supplement (this “supplement”) applies to the above listed Transamerica variable annuities and should be read and retained with the prospectus. If you would like another copy of the current prospectus, please call us at (800) 525-6205.

We are issuing this supplement to provide the growth percentage and withdrawal percentages that we are currently offering for the Retirement Income Choice® 1.6 as described in the Retirement Income Choice® 1.6 – Base Benefit – Withdrawal Percentage and the Retirement Income Choice® 1.6 – Base Benefit – Growth sections of the prospectus. This supplement replaces and supersedes any previously issued Rate Sheet Prospectus Supplement(s), and must be used in conjunction with the above effective variable annuity prospectuses, as amended.

The rates below apply for applications signed between May 1, 2017 and May 31, 2017. The growth percentage and withdrawal percentages may be different than those listed below for applications signed after May 31, 2017. The withdrawal percentage applicable to your policy will not change for the life of your policy (unless subject to an automatic step-up as described in the Automatic Step-Up section of your prospectus). The growth percentage can change upon manual reset, which is a manual process under which your current rider is terminated and a new rider is issued. You can only elect to reset during the 30 day period following each successive fifth rider anniversary and if all other rider issue requirements are met as further described in the Retirement Income Choice® 1.6 – Base Benefit- Manual Resets section of your prospectus. The Rate Sheet Prospectus Supplement applicable to your policy will be included with your prospectus. Please work with your financial professional or visit www.transamerica.com to confirm the current rates.

GROWTH PERCENTAGE

5.50%

WITHDRAWAL PERCENTAGE

Age at time of first withdrawal	Withdrawal Percentage - Single Life Option*	Withdrawal Percentage - Joint Life Option*
0-58	0.00%	0.00%
59-64	4.00%	3.50%
65-79	5.00%	4.50%
≥ 80	6.00%	5.50%

*	The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday.

Please note: In order for you to receive the growth percentage and withdrawal percentages reflected above, your application must be signed within the time period disclosed above. We must also receive your completed application within 7 calendar days from the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, your application will be considered not in good order. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time.

Please keep this Rate Sheet Prospectus Supplement for future reference.

Transamerica Variable Annuity Series	MEMBERS® Variable Annuity Series
Partners Variable Annuity Series	Transamerica Advisor EliteSM II
Transamerica AxiomSM II	Transamerica Income EliteSM II
Transamerica PrincipiumSM III	Transamerica Advisor EliteSM Variable Annuity
Transamerica LandmarkSM Variable Annuity	MEMBERS® LandmarkSM Variable Annuity
MEMBERS® FreedomSM Variable Annuity	Income EliteSM Variable Annuity
Transamerica ExtraSM Variable Annuity	MEMBERS® ExtraSM Variable Annuity
Transamerica LibertySM Variable Annuity	MEMBERS® LibertySM Variable Annuity
Transamerica AxiomSM Variable Annuity	Transamerica PrincipiumSM II Variable Annuity
Transamerica Variable Annuity I-Share

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

Supplement dated May 1, 2017

(for Applications signed on or after May 1, 2017)

to the

Prospectus dated May 1, 2017

This Rate Sheet Prospectus Supplement (this “supplement”) applies to the above listed Transamerica variable annuities and should be read and retained with the prospectus. If you would like another copy of the current prospectus, please call us at (800) 525-6205.

We are issuing this supplement to provide the growth percentage and withdrawal percentages that we are offering for the Retirement Income Max® as described in the Retirement Income Max®– Base Benefit – Withdrawal Percentage and the Retirement Income Max® – Base Benefit – Growth sections of the prospectus. This supplement replaces and supersedes any previously issued Rate Sheet Prospectus Supplement(s), and must be used in conjunction with the above effective variable annuity prospectuses, as amended.

The rates below apply for applications signed between May 1, 2017 and May 31, 2017. The growth percentage and withdrawal percentages may be different than those listed below for applications signed after May 31, 2017. The withdrawal percentage applicable to your policy will not change for the life of your policy (unless subject to an automatic step-up as described in the Automatic Step-Up section of your prospectus). The Rate Sheet Prospectus Supplement applicable to your policy will be included with your prospectus. Please work with your financial professional or visit www.transamerica.com to confirm the current rates.

GROWTH PERCENTAGE

5.50%

WITHDRAWAL PERCENTAGE

Age at time of first withdrawal	Withdrawal Percentage - Single Life Option*	Withdrawal Percentage - Joint Life Option*
0-58	0.00%	0.00%
59-64	4.20%	3.70%
65-79	5.20%	4.70%
≥ 80	6.20%	5.70%

*	The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the benefit anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday.

Please note: In order for you to receive the growth percentage and withdrawal percentages reflected above, your application must be signed within the time period disclosed above. We must also receive your completed application within 7 calendar days after the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, your application will be considered not in good order. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time.

Please keep this Rate Sheet Prospectus Supplement for future reference.

MEMBERS® LANDMARKSM VARIABLE ANNUITY
Issued Through
SEPARATE ACCOUNT VA B
By
TRANSAMERICA LIFE INSURANCE COMPANY
This flexible premium deferred annuity policy has many investment choices. There is a separate account that currently provides a means of investing in various underlying fund portfolios. There is also a fixed account, which offers interest at rates that are guaranteed by Transamerica Life Insurance Company. You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the separate account.
The policy is no longer available for purchase by new policyowners.
This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference.
If you would like more information about the MEMBERS® LandmarkSM Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2017. Please call us at (800) 525-6205 or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the variable annuity can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-732-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.
The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Prospectus Date: May 1, 2017
Statement of Additional Information Date: May 1, 2017

The subaccounts available under this policy invest in the following underlying fund portfolios:
SUBACCOUNT	UNDERLYING FUND PORTFOLIO
AB Balanced Wealth Strategy Portfolio - Class B	AB Balanced Wealth Strategy Portfolio - Class B
American Funds - Asset Allocation FundSM - Class 2	American Funds - Asset Allocation FundSM - Class 2
American Funds - Bond FundSM - Class 2	American Funds - Bond FundSM - Class 2
American Funds - Growth FundSM - Class 2	American Funds - Growth FundSM - Class 2
American Funds - Growth-Income FundSM - Class 2	American Funds - Growth-Income FundSM - Class 2
Fidelity ® VIP Balanced Portfolio - Service Class 2	Fidelity ® VIP Balanced Portfolio - Service Class 2
State Street Total Return V.I.S. Fund - Class 3(1)	State Street Total Return V.I.S. Fund - Class 3(1)
TA AB Dynamic Allocation - Service Class	Transamerica AB Dynamic Allocation VP - Service Class
TA Aegon Government Money Market - Service Class	Transamerica Aegon Government Money Market VP – Service Class
TA Aegon High Yield Bond - Service Class	Transamerica Aegon High Yield Bond VP – Service Class
TA Aegon U.S. Government Securities - Service Class	Transamerica Aegon U.S. Government Securities VP – Service Class
TA American Funds Managed Risk - Balanced - Service Class	Transamerica American Funds Managed Risk VP - Service Class
TA Barrow Hanley Dividend Focused - Service Class	Transamerica Barrow Hanley Dividend Focused VP – Service Class
TA BlackRock Equity Smart Beta 100 - Service Class	Transamerica BlackRock Equity Smart Beta 100 VP - Service Class
TA BlackRock Global Allocation - Service Class	Transamerica BlackRock Global Allocation VP - Service Class
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Balanced VP - Service Class
TA BlackRock Global Allocation Managed Risk - Growth - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Growth VP - Service Class
TA BlackRock Smart Beta 50 - Service Class	Transamerica BlackRock Smart Beta 50 VP - Service Class
TA BlackRock Smart Beta 75 - Service Class	Transamerica BlackRock Smart Beta 75 VP - Service Class
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class
TA Clarion Global Real Estate Securities - Service Class	Transamerica Clarion Global Real Estate Securities VP – Service Class
TA International Equity Index - Service Class	Transamerica International Equity Index VP - Service Class
TA Janus Balanced - Service Class	Transamerica Janus Balanced VP–Service Class
TA Janus Mid-Cap Growth - Service Class	Transamerica Janus Mid-Cap Growth VP – Service Class
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class
TA Legg Mason Dynamic Allocation - Growth - Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP - Service Class
TA MFS International Equity - Service Class	Transamerica MFS International Equity VP – Service Class
TA Madison Balanced Allocation - Service Class	Transamerica Madison Balanced Allocation VP - Service Class
TA Madison Conservative Allocation - Service Class	Transamerica Madison Conservative Allocation VP - Service Class
TA Madison Diversified Income - Service Class	Transamerica Madison Diversified Income VP - Service Class
TA Managed Risk - Balanced ETF - Service Class	Transamerica Managed Risk - Balanced ETF VP - Service Class
TA Managed Risk - Conservative ETF - Service Class	Transamerica Managed Risk - Conservative ETF VP - Service Class
TA Managed Risk - Growth ETF - Service Class	Transamerica Managed Risk - Growth ETF VP - Service Class
TA PineBridge Inflation Opportunities- Service Class	Transamerica PineBridge Inflation Opportunities VP - Service Class
TA PIMCO Tactical - Balanced - Service Class	Transamerica PIMCO Tactical–Balanced VP–Service Class
TA PIMCO Tactical - Conservative - Service Class	Transamerica PIMCO Tactical–Conservative VP–Service Class
TA PIMCO Tactical - Growth - Service Class	Transamerica PIMCO Tactical–Growth VP–Service Class
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class
TA QS Investors Active Asset Allocation - Conservative - Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP - Service Class
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP - Service Class

SUBACCOUNT	UNDERLYING FUND PORTFOLIO
TA QS Investors Active Asset Allocation - Moderate - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP - Service Class
TA T. Rowe Price Small Cap - Service Class	Transamerica T. Rowe Price Small Cap VP – Service Class
TA TS&W International Equity - Service Class	Transamerica TS&W International Equity VP – Service Class
TA U.S. Equity Index - Service Class	Transamerica U.S. Equity Index VP - Service Class
(1)	This subaccount will become available on or about June 1, 2017.

TABLE OF CONTENTS continued
v

GLOSSARY OF TERMS
accumulation unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.
adjusted policy value—The policy value increased or decreased by any excess interest adjustment.
Administrative Office—Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 525-6205.
annuitant—The person on whose life any annuity payments involving life contingencies will be based.
annuitize (annuitization)—When you switch from the accumulation phase to the income phase and we begin to make annuity payments to you (or your designee).
annuity commencement date—The date upon which annuity payments are to commence.
annuity payment option—A method of receiving a stream of annuity payments selected by the owner.
assumed investment return or AIR— The annual effective rate shown in the contract that is used in the calculation of each variable annuity payment.
cash value—The adjusted policy value less any applicable surrender charge and rider fees (imposed upon surrender).
excess interest adjustment—A positive or negative adjustment to amounts surrendered (both partial or full surrenders) and transfers or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by the Company since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full or partial surrenders or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.
fixed account—One or more investment options under the policy that are part of the Company's general assets and are not in the separate account.
free amount—The amount that can be withdrawn each year without incurring any surrender charges or excess interest adjustments.
guaranteed lifetime withdrawal benefit—Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Living Benefits Rider, the Retirement Income Max® Rider and the Retirement Income Choice® 1.6 Rider.
guaranteed period options—The various guaranteed interest rate periods of the fixed account which the Company may offer and into which premium payments may be paid or amounts transferred.
owner (you, your)—The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and before the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.
policy date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
policy value—On or before the annuity commencement date, the policy value is equal to the owner's:
•	premium payments; minus
•	gross partial surrenders (partial surrenders plus or minus excess interest adjustments plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge plus taxes (on the withdrawal)); plus
•	interest credited in the fixed account; plus
•	accumulated gains in the separate account; minus
•	accumulated losses in the separate account; minus
•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.
policy year—A policy year begins on the policy date and on each anniversary thereafter.
separate account—Separate Account VA B, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
separate account value—The portion of the policy value that is invested in the separate account.
subaccount—A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.
1

valuation period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made generally at the close of business on each business day.
written notice—Written notice, signed by the owner, that gives the Company the information it requires and is received in good order at the Administrative Office. For some transactions, the Company may accept an electronic notice such as telephone instructions or any other means acceptable to the Company. Such electronic notice must meet the requirements for good order that the Company establishes for such notices.
2

SUMMARY
The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.
THE ANNUITY POLICY
The flexible premium deferred variable annuity policy offered by Transamerica Life Insurance Company (the Company, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: various subaccounts of the separate account and the fixed account of the Company. The policy is intended to accumulate money for retirement or other long-term investment purposes.
This policy currently offers subaccounts that are listed in the “Appendix–Portfolios Associated with the Subaccounts” in this prospectus. Each subaccount invests exclusively in shares of one of the underlying fund portfolios. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.
The fixed account offers an interest rate that the Company guarantees.
The policy, like all deferred annuity policies, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you annuitize and begin receiving regular annuity payments from your policy. The money you can accumulate during the accumulation phase will largely determine the payments you receive during the income phase.
PURCHASE
The initial premium payment for nonqualified policies must be at least $5,000 or more, and at least $1,000 for qualified policies, under most circumstances. You must obtain prior Company approval to purchase a policy with an amount less than the stated minimum. However, we do not offer this policy for sale to new policy owners. You can generally add as little as $50 at any time during the accumulation phase.
INVESTMENT CHOICES
You can allocate your premium payments to one of several underlying fund portfolios listed in the “Appendix–Portfolios Associated with the Subaccounts” in this prospectus and described in the underlying fund prospectuses. Depending upon their investment performance, you can make or lose money in any of the subaccounts.
You can also allocate your premium payments to the fixed account.
We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year and to impose restrictions and limitations on transfers.
EXPENSES
Note: The following section on expenses and the Annuity Policy Fee Table and expense examples only apply to policies issued on or after the date of this prospectus.
No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.
We may deduct a surrender charge of up to 8% of premium payments surrendered within seven years after the premium is paid. We will calculate surrender charges by taking the earnings, if any, out before premium payments.
If you select the Life with Emergency CashSM annuity payment option, then you can surrender your policy after annuity payments have begun. A surrender charge of up to 4% of adjusted policy value will apply during the first four years after the annuity commencement date.
Full surrenders, partial surrenders, and transfers from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account prior to the end of the guaranteed period option.
3

We deduct daily mortality and expense risk fees and administrative charges from the assets in each subaccount during the accumulation phase, at an annual rate (as a percentage of the subaccount's value) that depends on the death benefit option that you select, as follows:
•	1.30% if you choose the Return of Premium Death Benefit
•	1.50% if you choose the Annual Step-Up Death Benefit
During the accumulation phase, we deduct an annual service charge of no more than $35 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.
Upon full surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable. State premium taxes currently range from 0% to 3.50%, depending on the state.
If you elect the Initial Payment Guarantee feature when you annuitize, then there is a daily fee (during the income phase) currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.
We deduct a daily fund facilitation fee from the assets in certain investment choices at an annual rate (as a percentage of the subaccount's value) as follows:
•	0.30% if you choose the American Funds - Asset Allocation FundSM - Class 2
•	0.30% if you choose the American Funds - Bond FundSM - Class 2
•	0.30% if you choose the American Funds - Growth FundSM - Class 2
•	0.30% if you choose the American Funds - Growth-Income FundSM - Class 2
•	0.20% if you choose the AB Balanced Wealth Strategy Portfolio - Class B
•	0.20% if you choose the State Street Total Return V.I.S. Fund - Class 3
•	0.15% if you choose the TA International Equity Index - Service Class
•	0.15% if you choose the TA U.S. Equity Index - Service Class
If you elect the Additional Death Distribution (“ADD”), then there is an annual rider fee during the accumulation phase of 0.25% of the policy value.
If you elect the Additional Death Distribution+ (“ADD+”), then there is an annual rider fee during the accumulation phase of 0.55% of the policy value.
If you elect the Liquidity Rider, then there is a fee equal to an annual rate of 0.50% of the daily net asset value in the subaccounts. This fee is only charged for the first four years.
If you elect the Living Benefits Rider, then there is an annual rider fee during the accumulation phase of 1.25% of the “principal back” total withdrawal base on each anniversary (“rider anniversary”) of the date the rider was elected.
If you elect the Retirement Income Max® Rider, there is an annual rider fee which is disclosed in a Rate Sheet Prospectus Supplement which may be amended by us from time to time.
If you elect the Retirement Income Choice® 1.6 Rider, there is a rider fee which is disclosed in a Rate Sheet Prospectus Supplement which may be amended by us from time to time.
The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.
ACCESS TO YOUR MONEY
You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies).
You may generally take out up to the free amount free of surrender charges. Amounts surrendered in excess of this free amount may be subject to surrender charges and/or excess interest adjustments. You may have to pay income tax and a tax penalty on any money you take out.
If you have policy value in the fixed account, you may take out any cumulative interest credited free of excess interest adjustments.
Access to amounts held in qualified policies may be restricted or prohibited by law or regulation or the terms of the policy.
Surrenders are not generally permitted during the income phase unless you elect the Life with Emergency CashSM annuity payment option.
4

Partial surrenders will reduce your policy value. Depending on its amount and timing, a partial surrender may considerably reduce or eliminate some of the benefits and guarantees provided by your Policy. You should carefully consider whether a partial surrender under a particular circumstance will have a negative impact to your benefits or guarantees. The impact of partial and full surrenders (generally) on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.
ANNUITY PAYMENTS (THE INCOME PHASE)
The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, then the dollar amount of your annuity payments may go up or down. However, the Initial Payment Guarantee is available for an extra fee and it guarantees a minimum amount for each variable annuity payment.
DEATH BENEFIT
If the sole annuitant dies before the income phase begins, then the beneficiary will generally receive a death benefit. If the owner is not the annuitant, then no death benefit is paid if the owner dies; however required distribution rules require that the policy value be distributed upon the death of any owner.
Naming different persons as owner and annuitant can affect to whom and whether amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.
When you purchase a policy you may generally choose an optional guaranteed minimum death benefit:
•	Annual Step-Up Death Benefit
Charges are lower if you do not choose an optional guaranteed minimum death benefit.
After the policy is issued, a guaranteed minimum death benefit cannot be added, and the death benefit cannot be changed.
The death benefit is paid first to a surviving owner, if any; it is paid only to the beneficiary if there is no surviving owner.
TAXES
Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. For nonqualified and certain qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the income phase are, in many cases, considered as all taxable income. If you are younger than 59½ when you take money out, you may incur a 10% federal penalty tax on the taxable earnings.
ADDITIONAL FEATURES
This policy has additional features that might interest you. These features may not be available for all policies, may vary for certain policies, may not each be available in combination with other optional benefits under the policy, and may not be suitable for your particular situation.
These features include, but are not limited to, the following:
•	You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the “Systematic Payout Option” (“SPO”). Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.
•	You can elect an optional feature at the time of annuitization that guarantees your variable annuity payments will never be less than a percentage of the initial variable annuity payment. This feature is called the “Initial Payment Guarantee” (“IPG”). There is an extra charge for this feature.
•	You may elect one of two optional riders that might pay an additional amount on top of the policy death benefit, in certain circumstances. These features are called the “Additional Death Distribution” (“ADD”) and “Additional Death Distribution+” (“ADD+”). There is an extra charge for these riders.
•	Under certain medically related circumstances, you may surrender all or a portion of the policy value without any surrender charge or excess interest adjustment. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”
5

•	Under certain unemployment circumstances, you may surrender all or a portion of the policy value free of any surrender charges or excess interest adjustments. This feature is called the “Unemployment Waiver.”
•	You may generally make transfers and/or change the allocation of additional premium payments by telephone or other electronic means acceptable to the Company. We may restrict or eliminate this feature.
•	You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment choices into one or more subaccounts. This feature is known as “Dollar Cost Averaging.”
•	We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called “Asset Rebalancing.”
•	You may elect an optional rider that reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase your policy. This feature is called the “Liquidity Rider.” There is an extra charge for this rider.
•	You may elect to purchase an optional rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed lifetime withdrawal benefit. This feature is called the “Living Benefits Rider.” If you elect this rider, we will monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts back and forth between investment choices that we designate and the variable investment choices that you have selected. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.
•	You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Retirement Income Max® Rider.” If you elect the Retirement Income Max® Rider, you must allocate 100% of your policy value to one or more “designated investment option(s).” (See “Appendix - Designated Investment Options”.) The designated investment options differ from the designated investment options for the other guaranteed lifetime withdrawal benefits. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.
•	You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Retirement Income Choice® 1.6 Rider.” If you elect the Retirement Income Choice® 1.6 Rider, you must allocate 100% of your policy value in certain designated investment choices. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.
OTHER INFORMATION
Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account; if state law requires, we will refund your original premium payment(s). The policy will then be deemed void.
No Probate. Usually, the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for transfer and inheritance tax purposes.
Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment, market timing, or if you cannot take the risk of losing money that you put in.
There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, and additional features, make this policy appropriate for your needs.
State Variations. Policies issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, issue age limitations, and the general availability of riders. This prospectus describes the material rights and obligations of a policy owner, and the maximum fees and charges for all policy features and benefits are set forth in the fee table of this prospectus. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your agent or contact us for specific information that is applicable to your state.
Financial Statements. Financial Statements for the Company and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation by year end December 31, 2016) are in “Appendix – Condensed Financial Information” to this prospectus and the SAI.
6

INQUIRIES
If you need more information or want to make a transaction, please contact us at:
Transamerica Life Insurance Company
Administrative Office
Attention: Customer Care Group
4333 Edgewood Road NE
Cedar Rapids, IA 52499-0001
(800) 525-6205
You may check your policy at www.transamerica.com. Follow the logon procedures. We cannot guarantee that you will be able to access this site.
You should protect your logon information, because on-line (or telephone) options may be available and could be made by anyone who knows your logon information. We may not be able to verify that the person providing instructions using your logon information is you or someone authorized by you.
7

Annuity Policy FEE TABLE AND EXPENSE EXAMPLES
The following describes the fees and expenses that you will pay when buying, owning, and surrendering the policy. Please be certain to review the notes following the fee table and expense examples for further information about the fees and charges presented. The order of the notes follows the order in which the fees and charges under the policy are presented in the fee tables and the expense examples.
The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase the fees may be different than those described in the Fee Table. See Notes to Fee Table and Expense Examples, No. 5.
The first section describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options. State premium taxes may also be deducted. Excess interest adjustments may be made to amounts surrendered (partial and full), transferred or applied to annuity payment options from cash value from the fixed account. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)
Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)(1)
Base Policy	8%
Transfer Fee(2)	$0-$10
Special Service Fee(3)	$0-$25
The next section describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)
Annual Service Charge(4)	$0-$35 per policy
Separate Account Annual Expenses (as a percentage, annually, of average separate account value)(5):
Base Separate Account Expenses:
Mortality and Expense Risk Fee	1.15%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.30%
Optional Separate Account Expenses: (You may only elect one of the guaranteed minimum death benefits listed below)
Annual Step-Up Death Benefit	0.20%
Liquidity Rider	0.50%
Fund Facilitation Fee	0.30%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	2.30%
Optional Death Benefit Riders: (You may only elect one of the optional riders listed below)
Additional Death Distribution (annual charge based on policy value)	0.25%
Additional Death Distribution+ (annual charge based on policy value)	0.55%

Maximum
Optional Guaranteed Lifetime Withdrawal Benefit Riders: (You may only elect one of the optional riders listed below)(6)
Retirement Income Max® Rider (annual charge - a % of withdrawal base):* (for riders issued on or after December 12, 2011)
Base Benefit	2.50%
Retirement Income Choice® 1.6 Rider (annual charge - a % of withdrawal base): (for riders issued on or after May 1, 2014)
Base Benefit Designated Allocation Group A*	2.50%
Base Benefit Designated Allocation Group B*	2.50%
Base Benefit Designated Allocation Group C*	2.50%
Additional Benefits available with the Retirement Income Choice® 1.6 Rider:
Death Benefit (Single Life Option)*	0.55%
8

Maximum
Death Benefit (Joint Life Option)*	0.50%
Income EnhancementSM Benefit (Single Life Option)*	0.45%
Income EnhancementSM Benefit (Joint Life Option)*	0.65%
*The Current rider fee will be less than or equal to the stated Maximum. Your rider fee may increase (or decrease) at the time of any automatic step-up. See Automatic Step- Up section. Your current rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchase the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the Edgar system at (File 33-33085). Please note that the maximum fee listed above of 2.50% already includes the additional death benefit and/or income enhancement option as applicable.
	Maximum	Current
Optional Guaranteed Lifetime Withdrawal Benefit Riders: (You may only elect one of the optional riders listed below)
Living Benefits Rider (annual charge - a % of Principal Back Total Withdrawal Base)	1.25%	1.25%
Retirement Income Max® Rider (annual charge - a % of withdrawal base): (for riders issued before December 12, 2011)
Base Benefit	1.75%	1.00%
Retirement Income Choice® 1.6 Rider (annual charge - a % of withdrawal base): (for riders issued before May 1, 2014)
Base Benefit Designated Allocation Group A	2.30%	1.55%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with the Retirement Income Choice® 1.6 Rider:
Death Benefit (Single Life Option)	0.40%	0.40%
Death Benefit (Joint Life Option)	0.35%	0.35%
Income EnhancementSM Benefit (Single Life Option)	0.30%	0.30%
Income EnhancementSM Benefit (Joint Life Option)	0.50%	0.50%

	Maximum	Current
Optional Guaranteed Lifetime Withdrawal Benefit Riders - No Longer Available:
Retirement Income Choice® 1.4 Rider (annual charge - a % of withdrawal base):
Base Benefit Designated Allocation Group A	2.30%	1.55%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with the Retirement Income Choice® 1.4 Rider:
Death Benefit (Single Life Option)	0.40%	0.40%
Death Benefit (Joint Life Option)	0.35%	0.35%
Income EnhancementSM Benefit (Single Life Option)	0.30%	0.30%
Income EnhancementSM Benefit (Joint Life Option)	0.50%	0.50%
Total Retirement Income Choice® 1.4 Rider Fees (Joint Life) with Highest Combination of Benefits	3.15%	2.40%
Retirement Income Choice® 1.2 Rider (annual charge - a % of withdrawal base):
Base Benefit Open Allocation Option	2.30%	1.55%
Base Benefit Designated Allocation Group A	2.30%	1.55%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with the Retirement Income Choice® 1.2 Rider:
Death Benefit (Single Life Option)	0.40%	0.40%
Death Benefit (Joint Life Option)	0.35%	0.35%
Income EnhancementSM Benefit (Single Life Option)	0.30%	0.30%
9

	Maximum	Current
Income EnhancementSM Benefit (Joint Life Option)	0.50%	0.50%
Total Retirement Income Choice® 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits and Allocation Options	3.15%	2.40%
The next section shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2016 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.
Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses)(7):
Lowest Gross	0.40%
Highest Gross	1.50%
The following Examples are intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.
The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your policy has a 5% return each year, the highest Total Portfolio Annual Operating Expenses of any of the portfolios for the year ended December 31, 2016, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the highest Fund Facilitation Fee, Annual Step-Up Death Benefit, Additional Death Distribution+ Rider, and Retirement Income Choice® 1.6 Rider – Joint Life with additional Death Benefit and Income EnhancementSM options (prior to May 1, 2014). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Examples(8):
If the policy is surrendered at the end of the applicable time period (without Liquidity Rider):
1 Year	$1,344
3 Years	$2,527
5 Years	$3,653
10 Years	$6,622
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (without Liquidity Rider):
1 Year	$ 624
3 Years	$1,897
5 Years	$3,203
10 Years	$6,622
If the policy is surrendered at the end of the applicable time period (with Liquidity Rider):
1 Year	$1,393
3 Years	$2,664
5 Years	$3,372
10 Years	$6,751
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (with Liquidity Rider):
1 Year	$ 673
3 Years	$2,034
5 Years	$3,372
10 Years	$6,751
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The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your policy has a 5% return each year, the highest Total Portfolio Annual Operating Expenses of any of the portfolios for the year ended December 31, 2016, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the highest Fund Facilitation Fee, Annual Step-Up Death Benefit, Additional Death Distribution+ Rider and Retirement Income Choice® 1.6 Rider - Joint Life with additional Death Benefit and Income EnhancementSM options (on or after May 1, 2014). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Examples:
If the policy is surrendered at the end of the applicable time period (without Liquidity Rider):
1 Year	$1,334
3 Years	$2,497
5 Years	$3,602
10 Years	$6,517
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (without Liquidity Rider):
1 Year	$ 614
3 Years	$1,867
5 Years	$3,152
10 Years	$6,517
If the policy is surrendered at the end of the applicable time period (with Liquidity Rider):
1 Year	$1,383
3 Years	$2,635
5 Years	$3,322
10 Years	$6,647
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (with Liquidity Rider):
1 Year	$ 663
3 Years	$2,005
5 Years	$3,322
10 Years	$6,647
Please remember that these Examples are illustrations and do not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Examples. Similarly, your rate of return may be more or less than the 5% assumed in the Examples.
For information concerning compensation paid for the sale of the policies, see OTHER INFORMATION - Distributor of the Policies.
Notes to Fee Table and Expense Examples
Owner Transaction Expenses:
1) Maximum Surrender Charge: The surrender charge, if any is imposed, applies to each premium payment, regardless of how policy value is allocated among the investment options. The surrender charge decreases based on the number of years since the premium payment was made.
If you select the Life with Emergency CashSM annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See EXPENSES.
2) Transfer Fee: The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the investment choices. There is no fee for the first 12 transfers per policy year. For additional transfers, the Company may charge a fee of $10 per transfer. Currently, we do not charge a transfer fee, but reserve the right to do so.
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3) Special Service Fees: We may deduct a charge for special services, including overnight delivery; duplicate policies; non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. We may charge a fee for each service performed. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require us to incur additional processing costs.
4) Annual Service Charge:
Annual Service Charge: The annual service charge is assessed per policy on each policy anniversary and at surrender. The charge is waived if your policy value, or the sum of your premiums less all partial surrenders, is at least $50,000.
5) Separate Account Annual Expenses:
Mortality and Expense Risk Fee: The mortality and expense risk fee shown is for the accumulation phase with the base death benefit. During the income phase, the mortality and expense risk fee is at an annual rate of 1.25%
Optional Separate Account Expenses: Any optional separate account expense is in addition to the mortality and expense risk and administrative fees.
Fund Facilitation Fee: This daily fee is applied only to policy value in the subaccounts invested in the American Funds - Asset Allocation Fund - Class 2 (0.30%), American Funds - Bond Fund - Class 2 (0.30%), American Funds - Growth Fund - Class 2 (0.30%), American Funds - Growth-Income Fund - Class 2 (0.30%), AB Balanced Wealth Strategy Portfolio - Class B (0.20%), State Street Total Return V.I.S. Fund - Class 3 (0.20%), TA International Equity Index - Service Class (0.15%) and TA U.S. Equity Index - Service Class (0.15%).
We charge a fund facilitation fee in order to make certain subaccounts available as investment choices under the policies. We apply the fee to subaccounts that invest in underlying funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify.
Liquidity Rider: This fee is only charged for the first four policy years.
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses: This reflects the base separate account expenses, the Annual Step-Up Death Benefit fee, plus the Fund Facilitation fee, but does not include any annual optional rider fees. The death benefits are mutually exclusive.
OPTIONAL RIDERS
In some cases, riders to the policy are available that provide optional benefits. There are additional fees (annualized fee charged on a yearly or quarterly basis, depending on the rider) for those riders.
Optional Death Benefit Riders:
Additional Death Distribution Rider and Additional Death Distribution+ Rider: This annual fee is a percentage of the policy value and is only deducted during the accumulation phase.
6) Optional Guaranteed Lifetime Withdrawal Benefit Riders:
Living Benefits Rider: The annual fee is a percentage of the “principal back” Total Withdrawal Base. The “principal back” Total Withdrawal Base on the rider date is the policy value. After the rider date, the “principal back” Total Withdrawal Base is equal to: the “principal back” Total Withdrawal Base on the rider date; plus subsequent premium payments; less subsequent “principal back” adjusted partial withdrawals.
Retirement Income Max® Rider and Retirement Income Choice® 1.6 Rider - Withdrawal Base: We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value. For riders issued prior to the date of this prospectus, the withdrawal percentage, growth percentage and fee information can be found in the Statement of Additional Information “Appendix - Prior Withdrawal/Growth Percentages and Rider Fees”.
Optional Guaranteed Lifetime Withdrawal Benefit Riders - No Longer Available
Retirement Income Choice® 1.4 and Retirement Income Choice® 1.2 Riders - base benefit: The fee is a percentage of the Withdrawal Base. The Withdrawal Base on the rider date is the policy value. During any rider year, the Withdrawal Base is equal to the Withdrawal Base on the rider date or most recent rider anniversary; plus subsequent premium payments, less subsequent Withdrawal Base adjustments.
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Retirement Income Choice® 1.4 and Retirement Income Choice® 1.2 Riders - Additional Benefits (Single Life and Joint Life Options): If you elected the Retirement Income Choice® 1.4 or Retirement Income Choice® 1.2 Riders with one or more of the following options - Death Benefit or Income EnhancementSM Benefit. The charge for each of these options is a percentage of the Withdrawal Base and is in addition to the base benefit fee.
Maximum Total Retirement Income Choice® 1.4 and Retirement Income Choice® 1.2 Rider Fees with Highest Combination of Benefits: After the fifth rider anniversary, the base benefit rider fees can increase when there is an automatic step-up. These fee totals reflect the maximum fee increase resulting from an automatic step-up of the Withdrawal Base while the rider is in effect.
Maximum Total Retirement Income Choice® 1.4 and Retirement Income Choice® 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Maximum), the Death Benefit (Joint Life Option), plus the Income EnhancementSM Benefit (Joint Life Option).
Current Total Retirement Income Choice® 1.4 and Retirement Income Choice® 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Current), the Death Benefit (Joint Life Option), plus the Income EnhancementSM Benefit (Joint Life Option).
7) Total Portfolio Annual Operating Expenses:
Total Portfolio Annual Operating Expenses: The fee table information relating to the underlying fund portfolios was provided to the Company by the underlying fund portfolios, their investment advisers or managers. We have not verified the accuracy of information provided by unaffiliated fund portfolios. Actual future expenses of the portfolios may be greater or less than those shown in the Table. “Gross” expense figures do not reflect any fee waivers or expense reimbursements. Actual expenses may have been lower than those shown in the Table.
8) Expense Examples:
Expense Examples: The Example does not reflect premium tax charges, special service fees, or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.
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THE ANNUITY POLICY
This prospectus describes the MEMBERS® LandmarkSM Variable Annuity policy offered by the Company. This prospectus generally describes policies issued on or after the date of this prospectus. Policies issued before that date may have different features (such as different death benefits or annuity payment options) and different charges.
An annuity is a contract between you, the owner, and an insurance company (in this case the Company), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.
The policy is a flexible premium deferred variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.
The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional premium payments of $50 or more until the annuity commencement date. You are not required to make any additional premium payments.
The policy is a “variable” annuity because the value of your policy can go up or down based on the performance of your subaccounts. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your subaccounts. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive from the separate account also depends upon the investment performance of your subaccounts for the income phase. However, if you annuitize under the Initial Payment Guarantee feature, then you will receive stabilized annuity payments that will never be less than a percentage of your initial variable annuity payment. There is an extra charge for this feature.
The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.
Do not purchase this policy if you plan to use it, or any of its riders, for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme. Your contract is not intended or designed to be traded on any stock exchange or secondary market. By purchasing this contract, you represent and warrant that you are not using the contract, or any of its riders for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme.
PURCHASE
Policy Issue Requirements
The Company will not issue a policy unless:
•	the Company receives in good order (See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order) all information needed to issue the policy;
•	the Company receives in good order (at our Administrative Office) a minimum initial premium payment; and
•	the annuitant, owner, and any joint owner are age 85 or younger (the limit may be lower for qualified policies).
•	the owner and annuitant have an immediate familial relationship.
Please note, certain riders described herein may require a younger age. Please carefully read the applicable rider sections regarding any age limitations.
We reserve the right to reject any application or premium payment.
Premium Payments
You should make checks for premium payments payable only to Transamerica Life Insurance Company and send them to the Administrative Office. Your check must be honored in order for us to pay any associated annuity payments and benefits due under the policy.
We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to Transamerica Life Insurance Company, however, in some circumstances, at our discretion we may accept third party checks that are from a rollover or transfer from other financial institutions. Any third party checks not accepted by us will be returned.
We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.
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Initial Premium Requirements
The initial premium payment for nonqualified policies must be at least $5,000, and at least $1,000 for qualified policies. You must obtain prior company approval to purchase a policy with an amount less than the stated minimum. There is generally no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium payment must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information in good order. If we are unable to credit your initial premium payment, we will contact you or your financial intermediary, if applicable, within five business days and explain why. We will also return your initial premium payment at that time unless you instruct us to hold it and credit it within two business days after your information is both complete and in good order.
The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.
There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining whether the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.
Additional Premium Payments
You are not required to make any additional premium payments. However, you can generally make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50 . We will credit additional premium payments to your policy as of the business day we receive your premium and required information in good order at our Administrative Office. Additional premium payments must be received before the close of a regular business session of the New York Stock Exchange (usually 4:00 p.m. Eastern time) to get same-day pricing of the additional premium payment.
Maximum Total Premium Payments
For issue ages 0-80, we reserve the right to require prior approval of any cumulative premium payments over $1,000,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. We may approve premium payments over $1,000,000 but restrict access to certain optional benefits. For issue ages over 80, we reserve the right to require prior approval of any cumulative premium payments over $500,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. If you do not obtain prior approval for premium payments in excess of the dollar amounts listed above, the business will be deemed not in good order.
Allocation of Premium Payments
When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation. You could lose the amount you allocate to the subaccounts.
If you allocate premium payments to the Dollar Cost Averaging program, (if it is available), you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.
You may change allocations for future additional premium payments by sending written instructions to our Administrative Office, or by telephone, or other electronic means acceptable to us, subject to the limitations described in ADDITIONAL FEATURES - Telephone and Electronic Transactions, or any other means acceptable to us. The allocation change will apply to premium payments received on or after the date we receive the change request in good order.
We reserve the right to restrict or refuse any premium payment.
Policy Value
You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange usually closes at 4:00 p.m., Eastern time. Holidays are generally not business days.
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INVESTMENT OPTIONS
The MEMBERS® LandmarkSM Variable Annuity offers you a means of investing in various underlying fund portfolios offered by different investment companies (by investing in the corresponding subaccounts). The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this Policy are listed in the “Appendix - Portfolios Associated with the Subaccounts”.
The general public may not purchase shares of any of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.
More detailed information, including an explanation of the portfolios' fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.
Note: If you received a summary prospectus for any of the portfolios listed in “Appendix - Portfolios Associated with the Subaccounts”, please follow the instructions on the first page of the summary prospectus to obtain a copy of the full underlying fund prospectus or its statement of additional information.
Selection of Underlying Fund Portfolios
The underlying fund portfolios offered through this variable annuity are selected by us, and we may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, volatility, hedgeability, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see “Revenue We Receive.” We review the portfolios periodically and may remove a portfolio, or limit its availability to new premium payments and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).
We have developed this variable annuity product in cooperation with one or more distributors, and may include certain underlying fund portfolios based on their recommendations. Their selection criteria may differ from our selection criteria.
You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered. We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.
In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that are available to you, including each underlying fund portfolio's prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the underlying fund's website provide more current information, including information about any regulatory actions or investigations relating to a fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.
You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.
We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.
We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We reserve the right, subject to compliance with applicable law, to make certain changes to the separate account and its investments. We reserve the right to add new portfolios (or portfolio classes), close existing portfolios (or portfolio classes), or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. We will not add, delete or substitute any underlying fund portfolio shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law.
We reserve the right to limit the number of subaccounts you are invested in at any one time.
If you elect certain optional riders, you will be subject to investment restrictions. In the future, we may change the investment restrictions.
16

Not all subaccounts may be available for all policies, in all states, or through all financial intermediary firms.
Addition, Deletion, or Substitution of Investment Options
We cannot and do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We retain the right, subject to any applicable law, to make certain changes in the separate account and its investment options. We reserve the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in our judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of your requests.
New subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by us. Each additional subaccount will purchase shares in an underlying fund portfolio, or other investment vehicle. We may also close or liquidate one or more subaccounts if, in our sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is closed or liquidated, we will notify you and request a reallocation of the amounts invested in the closed or liquidated subaccount. If we do not receive additional instructions, any subsequent premium payments or transfers (including dollar cost averaging transactions or asset rebalance programs transactions) into a closed or liquidated subaccount will be re-allocated to the remaining available investment options according to the investment allocation instructions you previously provided. If your previous investment allocation instructions do not include any available investment options, we will require new instructions. If we do not receive new instructions, the requested transaction will be canceled and any premium payment will be returned. Under asset rebalance programs the value remaining in the closed subaccount will be excluded from any future rebalancing. The value of the closed subaccount will continue to fluctuate due to portfolio performance, and may exceed the original rebalance percentages you requested. As you consider your overall investment strategy within your annuity, you should also consider whether or not to re-allocate the value remaining in the closed subaccount to another investment option. If you decide to re-allocate the value of the closed subaccount, you will need to provide us with instructions to achieve your goal. Under certain situations involving annuitizations (e.g., policy reached maximum annuity commencement date) if an investment option is closed to new investment, the amount that would have been allocated thereto will instead be used to purchase annuity units pro-rata in the other investment options you have purchased accumulation units in and which are open to new investment. Moreover, in certain situations involving death benefit adjustments for continued policies, if an investment option is closed to new investment, the amount that would have been allocated thereto will instead be allocated pro-rata to the other current investment options you have value allocated to and which are open to new investment.
In the event of any such substitution or change, we may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, we also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying fund portfolios, or substitute a new underlying fund portfolio for an existing underlying fund portfolio.
Static Allocation Models
A Static Allocation Model is an allocation strategy comprised of two or more underlying fund portfolios that together provide a unique allocation mix not available as a single underlying fund portfolio. Policy owners that elect a Static Allocation Model directly own subaccount units of the underlying fund portfolios that comprise a particular model. In other words, a Static Allocation Model is not a group of underlying fund portfolios with one accumulation/annuity unit value, but rather, direct investment in a certain allocation of subaccounts. There is no additional charge associated with investing in a Static Allocation Model.
Each of the Static Allocation Models is just that: static. The allocations or “split” between one or more subaccounts is not monitored and adjusted to reflect changing market conditions. However, a policy owner's investment in a Static Allocation Model will be rebalanced annually to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election.
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Only one Static Allocation Model may be elected at any one time. Additionally, the entire policy value must be allocated to the elected model.
You may request to transfer from one model to another, or transfer from a model to any other investment option. Each transfer into or out of a Static Allocation Model is considered one transfer.
The Fixed Account
Premium payments allocated and amounts transferred to the fixed account become part of our general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.
While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment option by giving us notice within 30 days before the end of the expiring guaranteed period.
Surrenders, withdrawals, transfers, and amount applied to an annuity payment option from a guaranteed period option of the fixed account are generally subject to an excess interest adjustment (except at the end of the guaranteed period). See ACCESS TO YOUR MONEY - Excess Interest Adjustment for more information about when an excess interest adjustment applies. This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum.
We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable non-forfeiture law at the time the policy is issued.
If you select the fixed account, your money will be placed with our other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of each annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase. The interest credited as well as principal invested in the fixed account is based on our claims-paying ability.
We reserve the right to refuse any premium payment or transfer to the fixed account.
Transfers
During the accumulation phase, you may make transfers to or from any investment option within certain limitations.
Transfers out of a guaranteed period option of the fixed account are limited to the following:
•	Transfers at the end of a guaranteed period. No excess interest adjustment will apply.
•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.
•	Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year is 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer. (Note: This restriction may prolong the period of time it takes to transfer the full amount in the guaranteed period option of the fixed account. You should carefully consider whether investment in the fixed account meets your needs and investment criteria.)
In general, each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
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The number of transfers permitted may be limited and a $10 charge for each transfer in excess of 12 in any policy year may apply. We reserve the right to prohibit transfers to the fixed account.
During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.
Transfers made by telephone, or other electronic means acceptable to us, are subject to the limitations described in ADDITIONAL FEATURES - Telephone and Electronic Transactions.
Market Timing and Disruptive Trading
Statement of Policy. This variable annuity policy was not designed to accommodate market timing or frequent or large transfers among the subaccounts or between the subaccounts and the fixed account. (Both frequent and large transfers may be considered disruptive.)
Market timing and disruptive trading can adversely affect you, other owners, beneficiaries and underlying fund portfolios. The adverse effects may include: (1) dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as (a) impeding a portfolio manager’s ability to seek or sustain an investment objective; (b) causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or (c) causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and (3) increased brokerage and administrative expenses. These costs are borne by all owners invested in those subaccounts, not just those making the transfers.
We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or potentially disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading.
Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.
Deterrence. If we determine you or anyone acting on your behalf is engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.
We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the premium payment or transfer, or series of premium payments or transfers, would have a negative impact on an underlying fund portfolio's operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more trades or variable insurance products that we believe are connected by owner or persons engaged in trading on behalf of owners.
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In addition, transfers for multiple policies invested in the Transamerica Series Trust underlying fund portfolios which are submitted together may be disruptive at certain levels. At the present time, such aggregated transactions likely will not cause disruption if less than one million dollars total is being transferred with respect to any one underlying fund portfolio (a smaller amount may apply to smaller portfolios). Please note that transfers of less than one million dollars may be disruptive in some circumstances and this general amount may change quickly.
For policies with Portfolio Allocation Method or Open Allocation Method, the effect of transfers pursuant thereto may be considered disruptive for certain underlying fund portfolios. As a result, policy owners using Portfolio Allocation Method or Open Allocation Method may have to change their selected underlying fund portfolios. We will contact you in the event this occurs.
Please note: If you engage a third party investment adviser for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment adviser in providing these services.
In addition to our internal policies and procedures, we will administer your variable annuity to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.
Under our current policies and procedures, we do not:
•	impose redemption fees on transfers; or
•	expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or
•	provide a certain number of allowable transfers in a given period.
Redemption fees, transfer limits, and other procedures or restrictions imposed by the underlying funds or our competitors may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.
In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.
Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.
Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.
Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for less than a certain period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Owners should be aware that we do not monitor transfer requests from owners or persons acting on behalf of owners against, nor do we apply, the frequent trading policies and procedures of the respective underlying fund portfolios that would be affected by the transfers.
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Owners should be aware that we are required to provide to an underlying fund portfolio or its payee, promptly upon request, certain information about the trading activity of individual owners, and to restrict or prohibit further purchases or transfers by specific owners or persons acting on their behalf, identified by an underlying fund portfolio as violating the frequent trading policies established for the underlying fund portfolio.
Omnibus Orders. Owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios' ability to apply their respective frequent trading policies and procedures.
We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it may affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.
Investment Restrictions
If you are eligible to elect certain optional riders, you will be subject to investment restrictions requiring you to invest in certain underlying portfolios, known as designated investment options. In the future, we may change the investment restrictions.
One or more of the underlying fund portfolios that may be designated investment options under each optional rider in part, may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. Our requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with these riders. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial adviser whether to invest in underlying fund portfolios with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the riders. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the riders that do not invest in funds that utilize volatility control strategies.
For more information about the underlying fund portfolios and the investment strategies they employ, please refer to the underlying fund portfolios' current prospectuses.
EXPENSES
Note: The following section on expenses and the ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES only apply to policies issued on or after the date of this prospectus.
There are charges and expenses associated with your policy that reduce the return on your investment in the policy.
Surrender Charges
During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). We may apply a surrender charge to compensate us for expenses relating to sales, including commissions to registered representatives and other promotional expenses.
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You can surrender up to the greater of (i) 10% of your premium payments or (ii) any gains in the policy each year free of surrender charges. This amount is referred to as the free amount and is determined at the time of surrender. (The free amount is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If the surrender is in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.
The following schedule shows the surrender charges that apply during the seven years following payment of each premium payment:
Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 – 1	8%
1 – 2	8%
2 – 3	7%
3 – 4	6%
4 – 5	5%
5 – 6	4%
6 – 7	3%
more than 7	0%
For example, assume your premium is $100,000 and your policy value is $106,000 at the beginning of the second policy year and you surrender $30,000. Since that amount is more than your surrender charge free amount ($10,000), you would pay a surrender charge of $1,600 on the remaining $20,000 [8% of ($30,000 - $10,000)].
Likewise, assume your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $7,200 [8% of ($100,000 - ($100,000 x 10%))].
You can generally choose to receive the full amount of a requested partial surrender by directing us to deduct any applicable surrender charge (and any applicable excess interest adjustment) from your remaining policy value. You receive your cash value upon full surrender.
For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next.
Surrender charges and excess interest adjustments are waived if you surrender money under the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver.
Keep in mind that surrenders may be taxable and, if made before age 59½, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from taxable earnings first.
An optional rider is available which reduces the number of years a surrender charge applies to each premium payment. There is an extra charge for this rider. See “Liquidity Rider”.
Liquidity Rider
The optional Liquidity Rider reduces the number of years each premium payment is subject to surrender charges from seven years to four years. The surrender charge schedule is the same during the first four years for each premium payment. There is an extra charge for this rider.
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Life with Emergency CashSM Surrender Charge
If you select the Life with Emergency CashSM annuity payment option, then you can surrender your policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the annuity commencement date (no matter which policy or variation thereof you previously purchased). The following schedule shows the current surrender charge:
Number of Years Since Annuity Commencement Date	Surrender Charge (as a % of premium surrendered)
0 – 1	4%
1 – 2	3%
2 – 3	2%
3 – 4	1%
more than 4	0%
We can change the surrender charge, and you will be subject to whatever surrender schedule is in effect at the time you annuitize under the Life with Emergency CashSM annuity payment option.
Note carefully the following three things about this surrender charge:
•	this surrender charge is measured from the annuity commencement date and not from the premium payment date;
•	this surrender charge is a percentage of the premium; and
•	under this payment option, there is no surrender charge free amount.
Excess Interest Adjustment
Surrenders, withdrawals, transfers, amounts applied when a death benefit is calculated, and amounts applied to an annuity option from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option. (However, please note that a death benefit will not be reduced if the excess interest adjustment results in a decrease in the cash value available to you.) Please see “Appendix - Excess Interest Adjustment Examples” for an example showing the effect of a hypothetical excess interest adjustment calculation. The excess interest adjustment plays a role in calculating the total interest credited to the fixed account.
Mortality and Expense Risk Fees
We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy (including distribution related expenses), and assuming the risk that the current charges will be insufficient in the future to cover costs of selling, distributing and administering the policy.
If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.
Administrative Charges
We deduct a daily administrative charge to cover the costs of supporting and administering the policy (including certain distribution-related expenses). This charge is equal to an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.
Premium Taxes
A deduction is also made for premium taxes, if any, imposed on us by a state, municipality or other government agency. The tax, currently ranging from 0% to 3.50%, is assessed at the time premium payments are made or when annuity payments begin. We pay the premium tax at the time it is imposed. We will, at our discretion, deduct the total amount of premium taxes, if any, from the policy value when such taxes are due to the applicable taxing authority, you begin receiving annuity payments, you surrender the policy or a death benefit is paid.
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Federal, State and Local Taxes
We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.
Special Service Fees
We may deduct a charge for special services, including overnight delivery; duplicate policies; non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. We may charge a fee for each service performed. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require us to incur additional processing costs.
Transfer Fee
You are generally allowed to make 12 free transfers per policy year before the annuity commencement date. If you make more than 12 transfers per policy year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing, and Dollar Cost Averaging transfers do not count as one of your free transfers. All transfer requests made at the same time are treated as a single transfer. Currently we are not charging for transfers.
Service Charge
During the accumulation phase, an annual service charge of $35 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.
Initial Payment Guarantee
If you elect the Initial Payment Guarantee feature at the time of annuitization, there is a fee (during the income phase) currently at an annual rate of 1.25% of the daily net asset value. This fee may be higher or lower at the time you annuitize and elect the feature.
Fund Facilitation Fee
We charge a fund facilitation fee in order to make certain subaccounts available as investment options under the policies. We apply the fee to subaccounts that invest in underlying funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify.
Optional Benefits
If you elect to purchase optional benefits, we will deduct an additional fee. For some optional benefits the fee is assessed against the daily net asset value of each subaccount and for others it is deducted from each investment option in proportion to the amount of policy value in each investment option. Please refer to the FEE TABLE AND EXPENSE EXAMPLES for the list of fees for each optional benefit and ADDITIONAL FEATURES for more information.
Underlying Fund Portfolio Fees and Expenses
The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest underlying fund portfolio expenses for the previous calendar year are found in the ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.
Reduced Fees and Charges
We may at our discretion, reduce or eliminate certain fees and charges for certain policies (including employer-sponsored savings plans) which may result in decreased costs and expenses.
Revenue We Receive
This prospectus describes generally the payments that we (and/or our affiliates) may directly or indirectly receive from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other support services we (and/or our affiliates) provide and expenses we incur in offering and selling our variable insurance products. These arrangements are described further below. While only certain of the types of payments described below may be made in
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connection with your particular policy, all such payments may nonetheless influence or impact actions we (and/or our affiliates) take, and recommendations we (and our affiliates) make, regarding each of the variable insurance products that we (and our affiliates) offer, including your policy.
We (and/or our affiliates) may receive some or all of the following types of payments:
• Rule 12b-1 Fees. We and/or our affiliate, Transamerica Capital, Inc. (“TCI”) who is the principal underwriter for the policies, indirectly receive 12b-1 fees from certain underlying fund portfolios available as investment options under our variable insurance products. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.35% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue.
• Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, subadviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment adviser or subadviser realized on the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.
The following chart provides the maximum combined percentages of Support Fees and underlying fund portfolio fees (i.e. sub-transfer agent, Rule 12b-1, and Shareholder Services) that we anticipate will be paid to us on an annual basis. Please Note: Some of the underlying funds listed in the chart below may not currently be available under your policy:
Incoming Payments to the Company and/or TCI
Fund	Maximum Fee % of assets
TRANSAMERICA SERIES TRUST	0.25%
AB VARIABLE PRODUCTS SERIES FUND, INC.	0.45%
AMERICAN FUNDS INSURANCE SERIES® TRUST	0.25%
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND	0.395%
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	0.40%
STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.	0.45%
NOTES TO INCOMING PAYMENTS TABLE:
Maximum Fee % of Assets: Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We and/or TCI may continue to receive 12b-1 fees and administrative fees on funds invested in subaccounts that are closed to new premium payments, depending on the terms of the agreements supporting those payments and on the services provided.
TST: Because TST is managed by TAM, an affiliate of ours, there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or benefits may be entered into for a variety of purposes, such as to allocate resources to us and to provide administrative services to the policyholders who invest in subaccounts that invest in the TST underlying fund portfolios. These payments or benefits may take the form of internal credits, recognition, or cash payments. A variety of financial and accounting methods may be used to allocate resources and profits to us. Additionally, if a TST portfolio is sub-advised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are sub-advised by non-affiliated entities. During 2016 we received $223,234,178.31 in benefits from TAM pursuant to these arrangements. This includes the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.
Fidelity ® Variable Insurance Products Fund: We receive this percentage once $100 million in fund shares are held by the subaccounts of the Company and its affiliates.
Other Payments. TCI also serves as the wholesale distributor for the policies, and in that capacity directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and subadvisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products and/or mutual funds that are issued by us and our affiliates.
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These amounts may be derived, in whole or in part, from the profits the investment adviser or subadviser receives from the advisory fee deducted from underlying fund portfolio assets. Owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and subadvisers of the underlying fund portfolios (or their affiliates):
•	may each directly or indirectly pay TCI conference sponsorship or marketing allowance payments that provides such advisers and subadvisers with access to TCI's wholesalers at TCI's national and regional sales conferences as well as internal and external meetings and events that are attended by TCI's wholesalers and/or other TCI employees.
•	may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies.
•	may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to assist with their promotional efforts. The amounts may be significant and these arrangements provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.
For the calendar year ended December 31, 2016, TCI and its affiliates received payments that totaled approximately $2,700,000. The firms that paid to participate in TCI sponsored events included but were not limited to the following: Aegon USA Investment Management • Allianzgi Distributors • American Century Investment Management, Inc. • American Century Investment Management, Inc. • American Funds • Barrow, Hanley, Mewhinney & Strauss • Belle Haven Investments • BlackRock Investment Management, LLC • Columbia Threadneedle Investments • Fidelity Management & Research Company • Franklin Templeton Services, LLC • Goldman Sachs• Hartford• Invesco• Janus Capital Management LLC • Jennison Associates LLC • John Hancock• JP Morgan Investment Management Inc. • Kayne Anderson Capital Advisors, LP • Lord Abbett & Co.• Manning & Napier Advisors• MFS Investment Management• Milliman Financial Risk Management LLC • Morgan Stanley Investment Management Inc. • Morningstar Advisers • Natixis Global Asset Management• Neuberger Berman• New York Life/Mainstay Investments• Oppenheimer Funds, Inc. • Pacific Investment Management Company • PineBridge Investments LLC • Pioneer Investment Management, Inc. • Prudential Investments• QS Legg Mason Global Asset Allocation, LLC • Ridgeworth Investments • Rockefeller & Co. • Schroder Investment Management • Systematic Financial Management • TIAA• Thompson Siegel & Walmsley • The Vanguard Group, Inc. • Torray, LLC •  and Wellington Management Company.
Please note some of the aforementioned managers and/or subadvisers may not be associated with underlying fund portfolios currently available in this product.
Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the subadvisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.
For further details about the compensation payments we make in connection with the sale of the policies, see OTHER INFORMATION - Distribution of the Policies in this prospectus.
ACCESS TO YOUR MONEY
During the accumulation phase, you can have access to the money in your policy in the following ways:
•	by making a surrender (either a full or partial surrender); or
•	by taking systematic payouts (See ADDITIONAL FEATURES - Systematic Payout Option for more details).
Surrenders
During the accumulation phase, if you take a full surrender, you will receive your cash value.
If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment options in proportion to the policy value. Surrenders may be referred to as withdrawals on your policy statement and other documents.
You may elect to take up to the free amount once each policy year without incurring a surrender charge. Remember that any surrender you take will reduce the policy value, and the amount of the death benefit. See DEATH BENEFIT, for more details. A partial surrender also may have a negative impact on certain other benefits and guarantees of your policy.
Surrenders may be subject to a surrender charge. Surrenders from the fixed account may be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.
Surrenders from qualified policies may be restricted or prohibited.
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During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial, unless you elect a Life with Emergency CashSM payment option.
If your policy was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender, loan or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.
During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial.
Delay of Payment and Transfer
Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive in good order all required information at our Administrative Office. We may defer such payment from the separate account if:
•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;
•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
•	the SEC permits a delay for the protection of owners.
Transfers of amounts from the subaccounts also may be deferred under these circumstances. In addition, if, pursuant to SEC rules, the Transamerica Aegon Government Money Market VP portfolio (or any money market portfolio offered under this policy) suspends payment of redemption proceeds in connection with a liquidation of the portfolio, then we may delay payment of any transfer, surrender (either full or partial), loan, or death benefit from the TA Aegon Government Money Market subaccount until the portfolio is liquidated.
Any payment or transfer request which is not in good order will cause a delay. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” an owner's account. If these laws apply in a particular situation, we would not be allowed to pay any request for surrenders (either full or partial), or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.
Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium payment check has cleared your bank.
Excess Interest Adjustment
Surrenders, withdrawals, transfers, and amounts applied to an annuity option from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. If at the time of such transactions the guaranteed interest rate set by us for the applicable period has risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value (but not below the excess interest adjustment floor described in “Appendix - Excess Interest Adjustment Examples”). However, if the guaranteed interest rate for the applicable period has fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value upon surrender or transfer. Please see “Appendix - Excess Interest Adjustment Examples” to see how the excess interest adjustment is calculated and illustrative examples using hypothetical values.
Any amount surrendered in excess of the cumulative interest credited for that guaranteed period option is generally subject to an excess interest adjustment. An excess interest adjustment may also be made on amounts applied to an annuity payment option.
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The formula that will be used to determine the excess interest adjustment is:
S* (G-C)* (M/12)
S	=	Is the amount (before surrender charges, premium taxes and the application of any Guaranteed Minimum Death Benefits, if any) being surrendered, withdrawn, transferred, paid upon death, or applied to an income option that is subject to the excess interest adjustment;
G	=	Is the guaranteed interest rate for the guaranteed period applicable to “S”;
C	=	Is the current guaranteed interest rate then being offered on new premium payments for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%,
M	=	Number of months remaining in the current option period for “S”, rounded up to the next higher whole number of months; and
*	=	multiplication
Please see “Appendix - Excess Interest Adjustment Examples” for more detailed information concerning the excess interest adjustment calculation.
There will be no excess interest adjustment on any of the following:
•	surrenders of cumulative interest credited;
•	Nursing Care and Terminal Condition Withdrawal Option surrenders;
•	Unemployment Waiver surrenders;
•	transfers from a Dollar Cost Averaging fixed source;
•	surrenders to satisfy any minimum distribution requirements; and
•	Systematic Payout Option payments, which do not exceed cumulative interest credited at the time of payment.
Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.
The excess interest adjustment may vary for certain policies and may not be applicable for all policies.
Signature Guarantee
As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:
•	Any surrenders over $250,000 unless it is a custodial owned annuity;
•	Any non-electronic disbursement request made on or within 15 days of a change to the address of record for a policy owner’s account;
•	Any electronic fund transfer instruction changes on or within 15 days of an address change;
•	Any surrender when we have been directed to send proceeds to a different personal address from the address of record for that contract owner's account. PLEASE NOTE: This requirement will not apply to requests made in connection with exchanges of one annuity for another with the same owner in a “tax-free exchange”;
•	Any surrender when we do not have an originating or guaranteed signature on file unless it is a custodial owned annuity;
•	Any other transaction we require.
We may change the specific requirements listed above, or add signature guarantees in other circumstances, at our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at (800)525-6205.
You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.
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ANNUITY PAYMENTS (THE INCOME PHASE)
Upon the annuity commencement date, which is the date your policy is annuitized and annuity payments begin, your annuity switches from the accumulation phase to the income phase. You can generally change the annuity commencement date by giving us 30 days notice with the new date or age. The earliest annuity commencement date is at least 30 days after you purchase your policy. Unless required by state law, the latest annuity commencement date cannot be after the date specified in your policy unless a later date is agreed to by us.
Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse is eligible to and elects to continue the policy). If the annuitant dies after the annuity commencement date, no death benefit is payable and the amount payable will depend on the annuity income option.
Your policy may not be “partially” annuitized, i.e., you may not apply a portion of your policy value to an annuity option while keeping the remainder of your policy in force.
After the annuitant's death, the beneficiary you designate at annuitization will receive any remaining guaranteed payments.
Annuity Payment Options
The policy provides several annuity payment options (also known as income options) that are described below. You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments. If the adjusted policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)
In deciding on which annuity payment option to elect, you must decide if fixed or variable payments are better for you. If you choose to receive fixed payments, then the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s) you select. The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain constant. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease. Please note that these changes only occur annually under the Initial Payment Guarantee.
You must also decide if you want your annuity payments to be guaranteed for the annuitant's lifetime, a period certain, or a combination thereof. Generally, payments will be lower if you combine a period certain, guaranteed amount, or liquidity with a lifetime guarantee (e.g., Life Income with 10 years Certain and Life with Guaranteed Return of Policy proceeds). Likewise, annuity payments will also generally be lower the longer the period certain (because you are guaranteed payments for a longer time).
A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.
The annuity payment options currently available are explained below. Some options are fixed only.
Income for a Specified Period (fixed only). We will make level annuity payments only for a fixed period. No funds will remain at the end of the period. If your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.
Income of a Specified Amount (fixed only). Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level annuity payments followed by a smaller final annuity payment.
If your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.
Life Income. You may choose between:
•	No Period Certain (fixed or variable) - Payments will be made only during the annuitant's lifetime. The last annuity payment will be the payment immediately before the annuitant's death.
•	10 Years Certain (fixed or variable) - Payments will be made for the longer of the annuitant's lifetime or ten years.
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•	Guaranteed Return of Policy Proceeds (fixed only) - Payments will be made for the longer of the annuitant's lifetime or until the total dollar amount of annuity payments we made to you equals the annuitized amount (i.e., the adjusted policy value).
•	Life with Emergency CashSM (fixed or variable)-Payments will be made during the annuitant's lifetime. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit (unlike all other life annuitization options which are not surrenderable). The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the premium surrendered (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency CashSM benefit will continue through age 100 of the annuitant.
The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the annuitant and is generally equal to the surrender value (i.e., the amount that would be available for surrender according to the Life with Emergency CashSM benefit schedule) without any surrender charges. For qualified policies the death benefit ceases on the date the annuitant reaches the IRS age limitation.
Joint and Survivor Annuity. You may choose:
•	No Period Certain (fixed or variable) - Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Annuity payments will be made as long as either person is living.
•	10 Year Certain (fixed only) - Payments will be made for the longer of the lifetime of the annuitant and joint annuitant or ten years.
•	Life with Emergency CashSM (fixed or variable)-Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the premium surrendered (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency CashSM benefit will continue through age 100 of the surviving joint annuitant.
The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the surviving joint annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.
Other annuity payment options may be arranged by agreement with the Company. Some annuity payment options may not be available for all policies, all ages or we may limit certain annuity payment options to ensure they comply with the applicable tax law provisions.
NOTE CAREFULLY
IF:
•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and
•	the annuitant dies (or both joint annuitants die) before the due date of the second (third, fourth, etc.) annuity payment;
THEN:
•	we may make only one (two, three, etc.) annuity payments.
IF:
•	you choose Income for a Specified Period, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
•	the person receiving annuity payments dies prior to the end of the guaranteed period;
THEN:
•	the remaining guaranteed annuity payments will be continued to a new payee, or their present value may be paid in a single sum.
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However, IF:
•	you choose Life with Emergency CashSM; and
•	the annuitant dies (if both joint annuitants die) before age 101;
THEN:
•	a Life with Emergency CashSM death benefit will be paid.
We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The person receiving annuity payments is responsible for keeping us informed of his/her current address.
You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels) or a later date if agreed to by us. If you do not elect an annuity payment option, the default option will be variable payments under Life with 10 Years Certain. If any portion of the default annuitization is a variable payout option, then annuity units will be purchased proportionally based off your available current investment allocations. Please note, all benefits (including guaranteed minimum death benefits and living benefits) terminate upon annuitization. The only benefits that remain include the guarantees provided under the terms of the annuity option.
DEATH BENEFIT
We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option (if you pick a variable annuity payment option fees and expenses will apply), or may choose to receive the death benefit as a lump sum withdrawal. The guarantees of these death benefits are based on our claims-paying ability. No death benefit will be payable upon or after the annuity commencement date. Please note that there is a mandatory annuity commencement date.
We will determine the amount of and process the death benefit proceeds, if any are payable on a policy, upon receipt at our Administrative Office of satisfactory proof of the annuitant's death, directions regarding how to process the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”). For policies with multiple beneficiaries, we will process the death benefit when the first beneficiary provides us with due proof of their share of the death proceeds. We will not pay any remaining beneficiary their share until we receive due proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk until they submit due proof of death. Please note, we may be required to remit the death benefit proceeds to a state prior to receiving “due proof of death.” See OTHER INFORMATION - Abandoned or Unclaimed Property.
Please Note: Such due proof of death must be received in good order to avoid a delay in processing the death benefit claim. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
The death benefit proceeds remain invested in the separate account in accordance with the allocations made by the policy owner until the beneficiary has provided us with due proof of death. Once we receive due proof of death, investments in the separate account may be reallocated in accordance with the beneficiary's instructions.
We may permit the beneficiary to give a “one-time” written instruction to reallocate the policy value in the separate account to the money market fund after the death of the annuitant. If there is more than one beneficiary, all beneficiaries must agree to the reallocation instructions. This one-time reallocation will be permitted if the beneficiary provides satisfactory evidence of the annuitant's death.
When We Pay A Death Benefit
We will pay a death benefit IF:
•	you are both the annuitant and sole owner of the policy; and
•	you die before the annuity commencement date.
We will pay a death benefit to you (owner) IF:
•	you are not the annuitant; and
•	the annuitant dies before the annuity commencement date.
If the sole beneficiary receiving the death benefit is the surviving spouse of the owner, then he or she may elect, if eligible, to continue the policy as the new annuitant and owner, instead of receiving the death benefit. See DEATH BENEFIT - Spousal Continuation. All surrender charges will be waived.
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When We Do Not Pay A Death Benefit
We will not pay a death benefit IF:
•	you are not the annuitant; and
•	you die prior to the annuity commencement date.
Please note the new owner (unless it is the deceased owner's spouse) must generally surrender the policy within five years of your death.
Distribution requirements apply to the policy value upon the death of any owner. Generally, upon the owner's death (who is not the annuitant) the entire interest must be distributed within five years. See TAX INFORMATION for a more detailed discussion of the distribution requirements under the Code.
Deaths After the Annuity Commencement Date
The amount payable, if any, on or after the annuity commencement date depends on the annuity income option.
IF:
•	you are not the annuitant; and
•	you die on or after the annuity commencement date; and
•	the guaranteed amount in the policy has not been paid;
THEN:
•	the remaining portion of the guaranteed amount in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.
IF:
•	you are the owner and annuitant; and
•	you die after the annuity commencement date; and
•	the annuity payment option you selected did not have or no longer has a guaranteed period;
THEN:
•	no additional payments will be made.
NOTE: If you elect the Life with Emergency CashSM and the annuitant dies before age 101, then a Life with Emergency CashSM death benefit equaling the amount available for surrender will be paid.
IF:
•	annuity payments are being made under the Life with Emergency CashSM; and
•	the annuitant dies before age 101 (or earlier, if a qualified policy);
THEN:
•	a Life with Emergency CashSM death benefit will be paid.
Succession of Ownership
If an owner (who is not the annuitant) dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:
•	any surviving owner;
•	primary beneficiary;
•	contingent beneficiary; or
•	owner's estate.
Spousal Continuation
If the sole primary beneficiary is the spouse, upon the owner's or the annuitant's death, the beneficiary may elect to continue the policy in his or her own name. Upon the annuitant's death if such election is made, the policy value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the annuitant. Any excess of the death benefit amount over the policy value will be allocated to each applicable investment option in the ratio that the policy value in the investment option bears to the total policy value. The terms and conditions of the policy that applied prior to the annuitant's death will continue to apply, with certain exceptions described in the policy. For purposes of the death benefit
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on the continued policy, the death benefit is calculated in the same manner as it was prior to continuation on the date the spouse continues the policy. See TAX INFORMATION - Same Sex Relationships for more information concerning spousal continuation involving same sex spouses.
For these purposes, if the sole primary beneficiary of the policy is a revocable grantor trust and the spouse of the owner/annuitant is the sole grantor, trustee, and beneficiary of the trust and the trust is using the spouse of the owner/annuitant's social security number at the time of claim, she or he shall be treated as the owner/annuitant's spouse. In those circumstances, the owner/annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.
For these purposes, if the owner is an individual retirement account within the meaning of IRC sections 408 or 408A and if the annuitant's spouse is the sole primary beneficiary of the annuitant's interest in such account, the annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.
Amount of Death Benefit
Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum, as annuity payments or as otherwise permitted by the Company in accordance with applicable law. The amount of the death benefit depends on the guaranteed minimum death benefit option, if any, you choose when you buy the policy. The “base policy” death benefit will generally be the greatest of:
•	the policy value on the date we receive the required information in good order at our Administrative Office;
•	the cash value on the date we receive in good order the required information at our Administrative Office (this will be more than the policy value if there is a positive excess interest adjustment that exceeds the surrender charge);
•	minimum required cash value on the date we receive the required information in good order at our Administrative Office; and
•	the guaranteed minimum death benefit (discussed below), plus premium payments, less gross withdrawals, from the date of death to the date the death benefit is paid. Please see “Appendix - Death Benefit” for illustrative examples regarding death benefit calculations.
Please note: The death benefit terminates upon annuitization and there is a maximum annuity commencement date.
Guaranteed Minimum Death Benefit
The following generally applies, depending on the state of issue, to policies issued on or after the date of this prospectus.
The guaranteed minimum death benefit terminates upon annuitization and there is a mandatory annuity commencement date. On the policy application, you may generally choose a guaranteed minimum death benefit listed below (age limitations may apply) for an additional fee. After the policy is issued, you cannot make an election and the death benefit cannot be changed.
Annual Step-Up Death Benefit
Under this option, on each policy anniversary prior to your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. This “step-up” death benefit is equal to:
•	the largest policy value on the policy date or on any policy anniversary prior to the earlier of the annuitant's date of death or the annuitant's 81st birthday; plus
•	any premium payments since the date of any policy anniversary with the largest policy value; minus
•	any adjusted partial withdrawals (please see “Appendix - Death Benefit”) since the date of the policy anniversary with the largest policy value.
The Annual Step-Up Death Benefit is not available if you or the annuitant is 76 or older on the policy date. There is an extra charge for this death benefit of 0.20% annually.
Return of Premium Death Benefit
The Return of Premium Death Benefit is equal to:
•	total premium payments; less
•	any adjusted partial withdrawals (please see “Appendix - Death Benefit”) as of the date of death.
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This benefit is not available if you or the annuitant is 86 or older on the policy date. The Return of Premium Death Benefit will be in effect if you do not choose another death benefit option when you purchase your policy.
Please note: You will not receive an optional guaranteed minimum death benefit if you do not choose one when you purchase your policy.
The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering a guaranteed minimum death benefit at any time for new sales.
Adjusted Partial Withdrawal
When you request a partial withdrawal, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial withdrawal. Under certain circumstances, the adjusted partial withdrawal may be more than the dollar amount of your withdrawal request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of withdrawal. It is also possible that if a death benefit is paid after you have made a partial withdrawal, then the total amount paid could be less than the total premium payments.
The formula used to calculate the adjusted partial withdrawal amount is: adjusted partial withdrawal = (amount of the gross partial withdrawal * value of the current death proceeds immediately prior to the gross partial withdrawal) / policy value immediately prior to the gross withdrawal.
We have included a detailed explanation of this adjustment with examples in the “Appendix - Death Benefit.” This is referred to as “adjusted partial withdrawal” in your policy. If you have a qualified policy, minimum required distributions rules may require you to request a partial withdrawal.
TAX INFORMATION
NOTE: We have prepared the following information on federal taxes as a general discussion of the subject. It is not intended as tax advice to any taxpayer. The federal tax consequences discussed herein reflects our understanding of current law, and the law may change. No representation is made regarding the likelihood of continuation of the present federal tax law or of the current interpretations by the Internal Revenue Service. The discussion briefly references federal estate, gift and generation-skipping transfer taxes, but principally discusses federal income taxes. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the policy. You should consult your own tax adviser about your own circumstances.
Introduction
Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code (the “Code”) for annuities. Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until withdrawn. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes. Thus, the owner must generally include in income any increase in the policy value over the investment in the policy during each taxable year.
There are different rules as to how you will be taxed depending on how you take the money out and the type of policy-qualified or nonqualified.
If you purchase the policy as an individual retirement annuity or as a part of a 403(b) plan, 457 plan, a pension plan, a profit sharing plan (including a 401(k) plan), or certain other employer sponsored retirement programs, your policy is referred to as a qualified policy. There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate. To the extent there is a conflict between a plan's provisions and a policy's provisions, the plan's provisions will control.
If you purchase the policy other than as part of any arrangement described in the preceding paragraph, the policy is referred to as a nonqualified policy.
You will generally not be taxed on increases in the value of your policy, whether qualified or nonqualified, until a distribution occurs (e.g., as a surrender, withdrawal, or as annuity payments). However, you may be subject to current taxation if you assign or pledge or enter into an agreement to assign or pledge any portion of the policy. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. All amounts received from the policy that are includible in income are taxed at ordinary income rates; no amounts received from the policy are taxable at the lower rates applicable to capital gains.
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The Internal Revenue Service (“IRS”) has not reviewed the policy for qualification as an IRA annuity, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.
The value of living and death benefit options and riders elected may need to be taken into account in calculating minimum required distributions from a qualified plan/or policy.
We may occasionally enter into settlements with owners and beneficiaries to resolve issues relating to the policy. Such settlements will be reported on the applicable tax form (e.g., Form 1099) provided to the taxpayer and the taxing authorities.
Taxation of Us
We are at present taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as a part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account. We may benefit from any dividends received or foreign tax credits attributable to taxes paid by certain underlying fund portfolios to foreign jurisdictions to the extent permitted under federal tax law.
Tax Status of a Nonqualified Policy
Diversification Requirements. In order for a nonqualified variable policy which is based on a segregated asset account to qualify as an annuity policy under Section 817(h) of the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations apply a diversification requirement to each of the subaccounts. Each separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations but we do not have control over the underlying fund portfolio companies. The owners bear the risk that the entire contract could be disqualified as an annuity policy under the Code due to the failure of a subaccount to be deemed to be “adequately diversified.”
Owner Control. In some circumstances, owners of variable policies who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. In Revenue Ruling 2003-91, the IRS stated that whether the owner of a variable policy is to be treated as the owner of the assets held by the insurance company under the policy will depend on all of the facts and circumstances.
Revenue Ruling 2003-91 also gave an example of circumstances under which the owner of a variable policy would not possess sufficient control over the assets underlying the policy to be treated as the owner of those assets for federal income tax purposes. To the extent the circumstances relating to the issuance and ownership of a policy vary from those described in Revenue Ruling 2003-91, owners bear the risk that they will be treated as the owner of Separate Account assets and taxed accordingly.
We believe that the owner of a policy should not be treated as the owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets. Concerned owners should consult their own tax advisers regarding the tax matter discussed above.
Distribution Requirements . The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity starting date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the annuity starting date, the entire interest in the policy must generally be distributed (1) within 5 years after such owner's date of death or (2) be used to provide payments to a designated beneficiary for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. The designated beneficiary must be an individual and payments must begin within one year of such owner’s death. However, if upon such owner's death the owner's surviving spouse is the sole beneficiary of the policy, then the policy may be continued with the surviving spouse as the new owner. If any owner is a non-natural person (except in the case of certain grantor trusts), then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner.
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In certain instances a designated beneficiary may be permitted to elect a “stretch” payment option as a means of disbursing death proceeds from a nonqualified annuity. The only method we use for making distribution payments from a nonqualified “stretch” payment option is the required minimum distribution method as set forth in Revenue Ruling 2002-62. The applicable payments are calculated using the Single Life Expectancy Table set forth in Treasury Regulation § 1.401(a)(9)-9, A-1.
The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.
Taxation of a Nonqualified Policy
The following discussion assumes the policy qualifies as an annuity policy for federal income tax purposes.
In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value as collateral for a loan generally will be treated as a distribution of such portion. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. The taxable portion of a distribution is taxable as ordinary income.
Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these rules with a competent tax adviser. A policy owned by a trust using the grantor's social security number as its taxpayer identification number will be treated as owned by the grantor (natural person) for the purposes of our application of Section 72 of the Code. Consult a tax adviser for more information on how this may impact your policy.
Different Individual Owner and Annuitant
If the owner and annuitant on the policy are different individuals, there may be negative tax consequences to the owner and/or beneficiaries under the policy if the annuitant predeceases the owner including, but not limited, to the assessment of penalty tax and the loss of certain death benefit distribution options. You may wish to consult your legal counsel or tax adviser if you are considering designating a different individual as the annuitant on your policy to determine the potential tax ramifications of such a designation.
Annuity Starting Date
This section makes reference to the annuity starting date as defined in Section 72 of the Code and the applicable regulations. Generally, the definition of annuity starting date will correspond with the definition of annuity commencement date used in your policy and the dates will be the same. However, in certain circumstances, your annuity starting date and annuity commencement date will not be the same date. If there is a conflict between the definitions, we will interpret and apply the definitions in order to ensure your policy maintains its status as an annuity policy for federal income tax purposes. You may wish to consult a tax adviser for more information on when this issue may arise.
It is possible that at certain advanced ages a policy might no longer be treated as an annuity contract if the policy has not been annuitized before that age or have other tax consequences. You should consult with a tax adviser about the tax consequences in such circumstances.
Taxation of Annuity Payments
Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.
In general, the excludable portion of each annuity payment you receive will be determined as follows:
•	Fixed payments-by dividing the “investment in the policy” on the annuity starting date by the total expected return under the policy (determined under Treasury regulations) for the term of the payments. This is the percentage of each annuity payment that is excludable.
•	Variable payments-by dividing the “investment in the policy” on the annuity starting date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.
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The remainder of each annuity payment is includable in gross income. Once the “investment in the policy” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income. The “investment in the policy” is generally equal to the premiums you pay for the policy, reduced by any amounts you have previously received from the policy that are excludible from gross income.
If you select more than one annuity payment option, special rules govern the allocation of the policy's entire “investment in the policy” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.
If, after the annuity starting date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the policy” as of the annuity starting date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction on your tax return.
Taxation of Surrenders and Partial Withdrawals - Nonqualified Policies
When you surrender your policy, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the policy”. The “investment in the policy” is generally equal to the premiums you pay for the policy, reduced by any amounts you have previously received from the policy that are excludible from gross income. Partial withdrawals are generally treated first as taxable income to the extent of the excess in the policy value over the “investment in the policy.” Distributions made under the systematic payout option are treated for tax purposes as partial withdrawals, not annuity payments. In general, loans, pledges, and collateral assignments as security for a loan are taxed in the same manner as partial withdrawals and surrenders. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. All taxable amounts received under a policy are subject to tax at ordinary rather than capital gain tax rates.
If your policy contains an excess interest adjustment feature (also known as a market value adjustment), then your policy value immediately before a policy withdrawal (or transaction taxed like a withdrawal) may have to be increased by any positive excess interest adjustments that result from the transaction. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and you may want to discuss the potential tax consequences of an excess interest adjustment with your tax adviser.
The Code also provides that amounts received from the policy that are includible in gross income (including the taxable portion of some annuity payments) may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrender withdrawals and other amounts will be exempt from the penalty tax. Amounts received that are not subject to the penalty tax include, among others, any amounts: (1) paid on or after the taxpayer reaches age 59½; (2) paid after an owner (or where the owner is a non-natural person, an annuitant) dies; (3) paid if the taxpayer becomes disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) over the life of the taxpayer or the joint life of the taxpayer and the taxpayer's designated beneficiary; (5) paid under an immediate annuity; or (6) which come from premium payments made prior to August 14, 1982. Regarding the disability exception, because we cannot verify that the owner is disabled, we will report such withdrawals to the IRS as early withdrawals with no known exception from the penalty tax.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You may wish to consult a tax adviser for more information regarding the imposition of penalty tax.
Guaranteed Lifetime Withdrawal Benefits
For policies with a guaranteed lifetime withdrawal benefit or a guaranteed minimum accumulation benefit the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. It is possible that the withdrawal base (with respect to the guaranteed lifetime withdrawal benefits) and the guaranteed future value (with respect to the guaranteed minimum accumulation benefit) could be taken into account to determine the policy value that is used to calculate required distributions and the amount of the distribution that would be included in income. The proper treatment of the Income Enhancement Option under a guaranteed lifetime withdrawal benefit is unclear. It is possible that the IRS could determine that the benefit provides some form of long term care insurance. In that event, the Internal Revenue Service may determine the Income Enhancement Option is an incidental benefit with adverse consequences for qualification as an Individual Retirement Annuity, you could be treated as in receipt of some amount of income attributable to the value of the benefit even though you have not received a payment from your policy, and the amount of income attributable to guaranteed lifetime withdrawal payments could be affected. In addition, if the Income Enhancement Benefit causes an increase in payments calculated to meet the Required Minimum Distribution requirements it may violate the rules governing such distributions with adverse tax consequences. In view of this uncertainty, you should consult a tax adviser with any questions.
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Aggregation
All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner (policyholder) during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distribution (other than annuity payments) occurs. If you are considering purchasing multiple policies from us (or our affiliates) during the same calendar year, you may wish to consult with your tax adviser regarding how aggregation will apply to your policies.
Tax-Free Exchanges of Nonqualified Policies
We may issue the nonqualified policy in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the policy immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional premium payment made as part of the exchange. Your policy value immediately after the exchange may exceed your investment in the policy. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the policy (e.g., as a partial withdrawal, surrender, annuity income payment or death benefit).
If you exchange part of an existing contract for the policy, and within 180 days of the exchange you received a payment other than certain annuity payments (e.g., you make a partial withdrawal) from either contract, the exchange may not be treated as a tax free exchange. Rather, some or all of the amount exchanged into the policy could be includible in your income and subject to a 10% penalty tax.
You should consult your tax adviser in connection with an exchange of all or part of an annuity contract for the policy, especially if you may make a withdrawal from either contract within 180 days after the exchange.
Medicare Tax
Distributions from nonqualified annuity policies are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts. We are required to report distributions made from nonqualified annuity policies as being potentially subject to this tax. While distributions from qualified policies are not subject to the tax, such distributions may be includable in income for purposes of determining whether certain Medicare Tax thresholds have been met. As such, distributions from your qualified policy could cause your other investment income to be subject to the tax. Please consult a tax adviser for more information.
Same Sex Relationships
Same sex couples have the right to marry in all states. The parties to each marriage that is valid under the law of any state will each be treated as a spouse as defined in this policy. Individuals in other arrangements, such as civil unions, registered domestic partnerships, or other similar arrangements, that are not recognized as marriage under the relevant state law, will not be treated as married or as spouses as defined in this policy. Therefore, exercise of the spousal continuation provisions of this policy or any riders by individuals who do not meet the definition of “spouse” may have adverse tax consequences and/or may not be permissible. Please consult a tax adviser for more information on this subject.
Taxation of Death Benefit Proceeds
Amounts may be distributed from the policy because of your death or the death of the annuitant. Generally, such amounts should be includable in the income of the recipient: (1) if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; (2) if distributed via partial withdrawals, these amounts are taxed in the same manner as partial surrenders; or (3) if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.
Transfers, Assignments or Exchanges of Policies
A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the exchange of a policy and certain other transactions, or a change of annuitant other than the owner, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transaction or designation should contact a competent tax adviser with respect to the potential tax effects.
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Charges
It is possible that the IRS may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the IRS may treat fees associated with certain optional benefits as a taxable partial withdrawal, which might also be subject to a tax penalty if the partial withdrawal occurs prior to age 59½. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable partial withdrawals, the tax rules associated with these benefits are unclear, and we advise that you consult your tax adviser prior to selecting any optional benefit under the policy.
Federal Estate, Gift and Generation-Skipping Transfer Taxes
Beginning in 2017, the federal estate tax, gift tax and generation-skipping transfer (“GST”) tax exemptions and maximum rate is $5,490,000 indexed for inflation and 40% respectively.
The uncertainty as to how the current law might be modified in the future underscores the importance of seeking guidance from a competent adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.
Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the policy in detail, a purchaser should keep in mind that the value of an annuity policy owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity policy, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.
Qualified Policies
The qualified policy is designed for use with several types of tax-qualified retirement plans which are briefly described below. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59½ (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. The distribution rules under Section 72(s) of the Code do not apply to annuities provided under a plan described in Sections 401(a), 403(a), 403(b), 408 or 408A of the Code, but other similar rules may. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, employers, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.
Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code for the year, except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders according to the requirements in the IRS regulations (minimum required distributions) must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70½; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the individual retirement annuity (other than nondeductible contributions) generally are taxed only when distributed from the annuity. Distributions prior to age 59½ (unless certain exceptions apply) are subject to a 10% penalty tax.
SIMPLE and SEP IRAs are types of IRAs that allow employers to contribute to IRAs on behalf of their employees. SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a specified percentage of compensation. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to
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IRA distributions. Subject to certain exceptions, distributions prior to age 59½ are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee's participation in the plan. SEP IRAs permit employers to make contributions to IRAs on behalf of their employees, up to a specified dollar amount for the year and subject to certain eligibility requirements as provided by Section 408(k) of the Code. Distributions from SEP IRAs are subject to the same rules that apply to IRA distributions and are taxed as ordinary income.
The IRS has not reviewed this policy for qualification as a traditional IRA, SIMPLE IRA or SEP IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements.
Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA, a traditional IRA or other allowed qualified plan. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. The ability to make cash contributions to Roth IRAs is available to individuals with earned income and whose modified adjusted gross income is under a specified dollar amount for the year. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is an amount specified in the Code for the year. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after one of the following: attaining age 59½, to pay for qualified first time home buyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Please note that specific tax ordering rules apply to Roth IRA distributions. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, minimum required distributions at death are generally the same as for traditional IRAs.
The IRS has not reviewed this policy for qualification as a ROTH IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements.
Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are generally excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to Federal Insurance Contributions Act (FICA or Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989, unless certain events have occurred. Specifically distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59½, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a guaranteed lifetime withdrawal benefit prior to age 59½. For policies issued after 2008, amounts attributable to non-elective contributions may be subject to distribution restrictions specified in the employer's section 403(b) plan. Employers using the policy in connection with Section 403(b) plans may wish to consult with their tax adviser.
Pursuant to tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request from a 403(b) policy comply with applicable tax requirements before we process your request. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) policies or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.
Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties.
Deferred Compensation Plans. Section 457(b) of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans established and maintained by state and local governments (and their agencies and instrumentalities) and tax exempt organizations. Under such plans a participant may be able to specify the form of investment in which his or her participation will be made. For non-governmental Section 457(b) plans, all such investments, however, are typically owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457(b) plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable in the year paid (or in the year paid or made available in the case of a non-governmental 457(b) plan). Distributions from non-governmental 457(b) plans are subject
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to federal income tax withholding as wages, distributions from governmental 457(b) plans are subject to withholding as “eligible rollover distributions” as described in the section entitled “Withholding.” below. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties. Deferred compensation plans of governments and tax-exempt entities that do not meet the requirements of Section 457(b) are taxed under Section 457(f), which means compensation deferred under the plan is included in gross income in the first year in which the compensation is not subject to substantial risk of forfeiture.
Ineligible Owners-Qualified
We currently will not issue new policies to/or for the following plans: 403(a), 403(b), 412(i)/412(e)(3), 419, 457 (we will in certain limited circumstances accept 457(f) plans), employee stock ownership plans, Keogh/H.R.-10 plans and any other types of plans at our sole discretion.
Taxation of Surrenders and Partial Withdrawals - Qualified Policies
In the case of a withdrawal under a qualified policy (other than from a deferred compensation plan under Section 457 of the Code), a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the policy” to your total account balance or accrued benefit under the retirement plan. Your “investment in the policy” generally equals the amount of any non-deductible premium payments made by you or on your behalf. If you do not have any non-deductible premium payments, your investment in the contract will be treated as zero.
In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59½, unless you meet one of the exceptions to this rule which are similar to the penalty exceptions for distributions from nonqualified policies discussed above. However, the exceptions applicable for qualified policies differ from those provided to nonqualified policies. You may wish to consult a tax adviser for more information regarding the application of these exceptions to your circumstances. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy.
Qualified Plan Required Distributions
For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70½ or (ii) retires, and must be made in a specified form or manner. If a participant is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA which is not subject to the lifetime required minimum distribution rules), distributions generally must begin no later than April 1 of the year following the calendar year in which the owner (or plan participant) reaches age 70½. The actuarial present value of death and/or living benefit options and riders elected may need to be taken into account in calculating minimum required distributions. Consult a competent tax adviser before purchasing an optional living or death benefit.
Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules. We do not attempt to provide more than general information about the use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.
The Code generally requires that interest in a qualified policy be non-forfeitable.
You should consult your legal counsel or tax adviser if you are considering purchasing an enhanced death benefit or other optional rider, or if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.
Optional Living Benefits
For policies with a guaranteed lifetime withdrawal benefit or a guaranteed maximum accumulation benefit the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. The tax rules for qualified policies may impact the value of these optional benefits. Additionally, the actions of the qualified plan as contract holder may cause the qualified plan participant to lose the benefit of the guaranteed lifetime withdrawal benefit. In view of this uncertainty, you should consult a tax adviser before purchasing this policy as a qualified policy.
Withholding
The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. The amount of withholding varies according to the type of distribution. The withholding rates applicable to the taxable portion of periodic payments (other than eligible rollover distributions) are the same as the withholding rates
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generally applicable to payments of wages. A 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. For qualified policies taxable, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee's spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or 403(b) tax-sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.
Annuity Purchases by Residents of Puerto Rico
The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity policies issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.
Annuity Policies Purchased by Non-resident Aliens and Foreign Corporations
The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.
Foreign Account Tax Compliance Act (“FATCA”)
If the payee of a distribution from the policy is a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Code as amended by the Foreign Account tax Compliance Act (“FATCA”), the distribution could be subject to U.S. federal withholding tax on the taxable amount of the distribution at a 30% rate irrespective of the status of any beneficial owner of the policy or the distribution. The rules relating to FATCA are complex, and a tax adviser should be consulted if an FFI or NFFE is or may be designated as a payee with respect to the policy.
Possible Tax Law Changes
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the policy.
We have the right to modify the policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive.
ADDITIONAL FEATURES
Systematic Payout Option
You can select at any time (during the accumulation phase) to receive regular surrenders (i.e., partial surrenders) from your policy by using the systematic payout option. Under this option, you can receive the greater of (1) or (2), divided by the number of surrenders made per year, where: (1) up to 10% of your premium payments (reduced by prior surrenders in that policy year); and (2) is any gains in the policy. For amounts greater than 10% of your premium payments, you must receive prior Company approval. The amount of your payment is established when you select the option. The amount available is recalculated on each policy anniversary thereafter while the Systematic Payout Option is in effect.
This amount may be taken free of surrender charges.
Any systematic withdrawal in excess of the remaining rider withdrawal amount could affect your rider values (if elected). Systematic surrenders can be made monthly, quarterly, semi-annually, or annually. Each surrender must be at least $40. Monthly and quarterly surrenders must generally be made by electronic funds transfer directly to your checking or savings account.
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Any systematic withdrawal in excess of your remaining surrender charge free amount may be subject to a surrender charge. If the request does not exceed the surrender charge free amount, future systematic payments will be recalculated based on the remaining free amounts.
Keep in mind that surrenders under the systematic payout option may be taxable, and if made before age 59½, may be subject to a 10% federal penalty tax. There is no charge for this benefit.
Initial Payment Guarantee
You may only elect to purchase the Initial Payment Guarantee which provides annually stabilized payments that are guaranteed to never be less than a percentage of the initial variable annuity payment at the time you annuitize your policy. You cannot terminate this payment guarantee (or eliminate the charge for it) after you have elected it. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.
The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.
Under the Initial Payment Guarantee, you receive annuity payments that are stabilized—that is, held level throughout each policy year—and are guaranteed to never be less than a percentage of the initial payment. The guaranteed percentage is subject to change from time to time; however once you annuitize, the guaranteed percentage will not change during the life of the Initial Payment Guarantee. Contact us for the current guaranteed percentage.
The payment amount is adjusted once each year (on the anniversary of your annuity commencement date) to reflect the investment performance of your selected investment choice(s) over the preceding year (but your payment will not be less than the guaranteed minimum).
Fee. There is a charge for the Initial Payment Guarantee, which is in addition to the base product mortality and expense risk fee and administrative charge. This fee is reflected in the amount of the annuity payments that you receive if you select the Initial Payment Guarantee. It is reflected in the calculation of the annuity unit values (i.e., your payment is “net” the initial payment guarantee fee, mortality and expense risk fee, and administrative charges).
The Initial Payment Guarantee fee is currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts. We can change the fee, and you pay whatever the fee is when you annuitize.
Other Terms and Conditions. The Initial Payment Guarantee uses a 5% assumed investment return to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the investment return (net of fees and expenses) exactly equals 5%. The payments will increase if actual investment performance (net of fees and expenses) exceeds the assumed investment return, and decrease if actual performance is below the assumed investment return (but not below the guaranteed level).
Termination. The Initial Payment Guarantee is irrevocable.
The Initial Payment Guarantee may vary for certain policies and may not be available for all policies, in all states or at all times.
Liquidity Rider
The optional Liquidity Rider reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.
Rider Fee. A rider fee equal to an effective annual rate of 0.50% of the daily net asset value in the separate account is deducted in calculating the accumulation unit values. The rider fee is only charged for the first four policy years.
Accumulation Unit Values. We intend to administer the removal of the Liquidity Rider fee by changing to a different class of accumulation units. This will result in adjusting the number of accumulation units and adjusting the unit value of the subaccounts in which you were invested once the Liquidity Rider fee is no longer charged. The elimination of the fee and the adjustment in the number of accumulation units and unit values will not affect policy values.
Termination. The rider is irrevocable.
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Please note:
•	This feature terminates upon annuitization and there is a mandatory annuity commencement date.
•	We may credit interest in the fixed account at a lower rate if you select this rider.
•	The Liquidity Rider is not suitable for an investor purchasing the policy for a long term investment.
The Liquidity Rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Additional Death Distribution
The optional Additional Death Distribution rider pays an additional amount (based on rider earnings, if any, since the rider was issued) when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Additional Death Distribution is only available for issue ages through age 80. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The Additional Death Distribution benefit is based on our claims-paying ability.
Additional Death Distribution Benefit Amount. The Additional Death Distribution is payable only if you elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The Additional Death Distribution is equal to:
•	the Additional Death Distribution factor (see below); multiplied by
•	the rider earnings, if any, on the date the death benefit is calculated.
Rider earnings are policy gains accrued and not previously withdrawn since the rider date. This amount is equal to the current policy value minus the policy value on the rider date minus premiums paid after the rider date plus amounts withdrawn after the rider date that exceed rider earnings on the date of the withdrawal. No benefit is payable under the Additional Death Distribution rider if there are no rider earnings on the date the death benefit is calculated.
If you purchase your policy as part of a 1035 exchange or add the Additional Death Distribution rider after you purchase the policy, rider earnings do not include any gains before the 1035 exchange or the date the Additional Death Distribution is added to your policy.
The Additional Death Distribution factor is 40% for issue ages under 71 and 25% for issue ages 71-80, based on the annuitant’s age.
No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated.
For purposes of computing taxable gains, both the death benefit payable under the policy and the Additional Death Distribution will be considered.
Please see “Appendix - Additional Death Distribution Rider” for an example which illustrates the Additional Death Distribution payable as well as the effect of a partial surrender on the Additional Death Distribution benefit amount.
Spousal Continuation. If a spouse is eligible to and elects to continue the policy as the new owner instead of receiving a death benefit and Additional Death Distribution, the spouse will generally receive a one-time policy value increase equal to the Additional Death Distribution. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 80 if the Additional Death Distribution benefit is still being offered. Certain owners may have the option to continue the rider without receiving the one-time policy value increase. See TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
Rider Fee. A rider fee, 0.25% of the policy value is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the Additional Death Distribution would not pay any benefit (because there are no rider earnings).
Termination. The rider will remain in effect until:
•	you cancel it by notifying our Administrative Office in writing,
•	the policy is annuitized or surrendered,
•	the policy value becomes zero, or
•	the Additional Death Distribution is paid or added to the policy value under a spousal continuation.
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Once terminated, the Additional Death Distribution may be re-elected if still being offered; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.
Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.
The Additional Death Distribution may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Additional Death Distribution+
The optional Additional Death Distribution+ rider pays an additional amount (based on the benefit base) when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Additional Death Distribution+ is only available for issue ages through age 75. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The Additional Death Distribution+ benefit is based on our claims-paying ability.
Additional Death Distribution+ Benefit Amount. An additional death benefit is only payable if a death benefit is paid on the base policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:
•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all Additional Death Distribution+ rider fees paid since the rider date.
•	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.
The rider benefit base at any time is equal to the policy value less any premium payments added after the rider date.
The rider benefit percentage equals 30% for issue ages 0 - 70 and 20% for issue ages 71 - 75, based on the annuitant’s age.
No benefit is payable under the Additional Death Distribution+ if the policy value on the date the death benefit is paid is less than the premium payments after the rider date.
For purposes of computing taxable gains, both the death benefit payable under the policy and the additional benefit will be considered.
Please see “Appendix - Additional Death Distribution+” for an example that illustrates the additional death benefit payable as well as the effect of a partial surrender on the Additional Death Distribution+ benefit amount.
Spousal Continuation. If a spouse is eligible to and elects to continue the policy as the new owner instead of receiving the death benefit and Additional Death Distribution+, then the spouse will generally receive a one-time policy value increase equal to the Additional Death Distribution+. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 75 if the Additional Death Distribution+ benefit is still being offered. Certain owners may have the option to continue the rider without receiving the one-time policy value increase. See TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
Rider Fee. A rider fee, currently 0.55% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider.
Please note: The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the rider would not pay any benefits.
Termination. The rider will remain in effect until:
•	you cancel it by notifying our Administrative Office in writing in good order,
•	the policy is annuitized or surrendered,
•	the policy value becomes zero, or
•	the additional death benefit is paid or added to the policy value under a spousal continuation.
If terminated no more than 90 days after policy issue, you may re-elect the Additional Death Distribution+ within 90 days of policy issuance if it is still being offered. However, if it is terminated more than 90 days after the policy issue date, the Additional Death Distribution+ may not be re-elected, if it is still being offered, for one year. Please note that if the rider is terminated and then re-elected, the new rider will have its own fees, benefits and features as well as a new rider date which may affect the rider benefit.
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Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.
The Additional Death Distribution+ may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Nursing Care and Terminal Condition Withdrawal Option
No surrender charges or excess interest adjustments will apply if you make a surrender ($1,000 minimum), under certain circumstances, because you or your spouse has been:
•	confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or
•	diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).
You may exercise this benefit at any time during the accumulation phase. This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person. There is no restriction on the maximum amount you may surrender under this benefit. There is no charge for this benefit.
The Nursing Care and Terminal Condition Withdrawal Option may vary for certain policies and may not be available for all policies, in all states or at all times.
Unemployment Waiver
No surrender charges or excess interest adjustments will apply to surrenders after you or your spouse become unemployed due to:
•	involuntary termination of employment
•	involuntary lay off;
In order to qualify, you (or your spouse, whichever is applicable) must have been:
•	employed full time for at least two years prior to becoming unemployed;
•	employed full time on the policy date;
•	unemployed for at least 60 days in a row at the time of surrender;
•	must have a minimum cash value at the time of surrender of $5,000; and
•	you (or your spouse) must be receiving unemployment benefits.
You must provide written proof from your State's Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.
You may select this benefit at any time during the accumulation phase. This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person. There is no restriction on the maximum amount you may surrender under this benefit. There is no charge for this benefit.
The Unemployment Waiver may vary for certain policies and may not be available for all policies, in all states or at all times.
Telephone and Electronic Transactions
Currently, certain transactions may be made by telephone or other electronic means acceptable to us upon our receipt of the appropriate authorization. We may discontinue this option at any time. To access information and perform transactions electronically, we require you to create an account with a username and password, and to maintain a valid e-mail address.
We will not be liable for following instructions communicated by telephone or electronically we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we will record conversations with you. We may also require written confirmation of the request. When someone contacts our Administrative Office and follows our procedures, we will assume you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of any loss, theft or unauthorized use of your password.
Telephone and other electronic transactions must be received while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Please note that the telephone and/or electronic device transactions may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider's, or your financial representative's can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your
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request if the volume of transactions is unusually high, we might not have anyone available, or lines available, to take your transaction. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Administrative Office.
We reserve the right to revoke your telephone and other electronic transaction privileges at any time without revoking all owners' privileges. We may deny telephone and electronic transaction privileges to market timers or disruptive traders.
Dollar Cost Averaging Program
During the accumulation phase, you may instruct us to automatically make transfers into one or more subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.
Dollar Cost Averaging programs that may be available under your policy:
•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started. A minimum of $500 per transfer is required. The minimum number of transfers is 6 monthly or 4 quarterly, and the maximum is 24 monthly or 8 quarterly. You can elect to transfer from the fixed account, money market or other specified subaccount.
•	Special —You may only elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment option into a Special Dollar Cost Averaging program. This program is only available for new premium payments, requires transfers from a fixed source, and may credit a higher or lower interest rate than a traditional program. A minimum of $500 per transfer is required ($3,000 or $6,000 to start a 6-month or 12-month program, respectively).
A Dollar Cost Averaging program will begin the next business day after we have received in good order all necessary information and the minimum required amount. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order. Please note: Dollar Cost Averaging programs will not begin on the 29th, 30th, or 31st. If a program would have started on one of those dates, it will start on the 1st business day of the following month. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.
NOTE CAREFULLY:
New Dollar Cost Averaging instructions are required to start a new Dollar Cost Averaging program once the previous Dollar Cost Averaging program has completed. Additional premium payments, absent new allocation instructions, received after a Dollar Cost Averaging program has completed, will be allocated according to the current premium payment allocations at that time but will not reactivate a completed Dollar Cost Averaging program.
IF:
•	we do not receive all necessary information to begin or restart a Dollar Cost Averaging program;
THEN:
•	any amount allocated to a fixed source will be invested in that fixed source but will be transferred to the money market investment option within 30 days of allocation to fixed source if new Dollar Cost Averaging instructions are not received;
•	any amount in a variable source will be invested in that variable source and will remain in that variable investment option; and
•	new Dollar Cost Averaging instructions will be required to begin a Dollar Cost Averaging program.
You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions. Transfers from a Dollar Cost Averaging fixed source are not subject to an excess interest adjustment. A Dollar Cost Averaging program can be used in conjunction with Asset Rebalancing and a guaranteed lifetime withdrawal benefit (subject to any investment restrictions involving the source). There is no charge for this benefit.
The Dollar Cost Averaging Program may vary for certain policies and may not be available for all policies, in all states or at all times. See your policy for availability of the fixed account options.
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Asset Rebalancing
During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called asset rebalancing and can be started and stopped at any time. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue asset rebalancing. New instructions are required to start asset rebalancing. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually. Asset rebalancing can be used in conjunction with a guaranteed lifetime withdrawal benefit. Please note, any amounts rebalanced may be immediately transferred to the Portfolio Allocation Method (PAM) investment options or Open Allocation subaccounts as applicable under the Portfolio Allocation Method or Open Allocation Method (OAM). There is no charge for this benefit.
Guaranteed Lifetime Withdrawal Benefits
You may elect one of the following optional riders under the policy that offers guaranteed lifetime withdrawal benefits - the Living Benefits Rider, the Retirement Income Max® Rider and the Retirement Income Choice® 1.6 Rider. Important aspects of each of these riders are summarized in the Guaranteed Lifetime Withdrawal Benefit Comparison Table below and are described in more detail. You should consult with tax and financial professionals to determine which of these riders, if any, is appropriate for you.
The following benefits are no longer available, but if you have previously elected one of these riders you can still upgrade:
•	Retirement Income Choice® 1.4 Rider
•	Retirement Income Choice® 1.2 Rider
See “Appendix - Rider Grid Variations” for additional information on each of the riders above.
Guaranteed Lifetime Withdrawal Benefit Comparison Table
Living Benefits Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider
Election: At Issue Post Issue	Election: At Issue Post Issue	Election: At Issue Post Issue
Cannot be elected if you have Retirement Income Max® or Retirement Income Choice® 1.6 riders.	Cannot be elected if you have Living Benefits or Retirement Income Choice® 1.6 riders.	Cannot be elected if you have Retirement Income Max® or Living Benefits riders.
Benefit:
Provides:
(1) Guaranteed Minimum Accumulation Benefit (“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value (calculated as described below). After that date, the guaranteed future value equals zero.
(2) Guaranteed Minimum Withdrawal Benefit (“GMWB”)—a maximum annual withdrawal amount (calculated as described below) regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.	Benefit:
Provides:
(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e.,a series of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment choices that you select.
(2) Growth—On each of the first 10 rider anniversaries, we add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
The Growth Percentage is disclosed in the Rate Sheet Prospectus Supplement.
(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.	Benefit:
Provides:
(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e.,a level of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment choices that you select.
(2) Growth—On each of the first 10 rider anniversaries, we add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
The Growth Percentage is disclosed in the Rate Sheet Prospectus Supplement.
(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.
Investor Need Rider Addresses: • Market Participation • Protection of Assets • Retirement income for life	Investor Need Rider Addresses: • Retirement income for life • Conservative range of investment choices	Investor Need Rider Addresses: • Retirement income for life • Moderate range of investment options • Income for long term care
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Living Benefits Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider
Upgrades:
(1) Before the annuitant's 86th birthday, you can upgrade the total withdrawal base (for GMWB) and the guaranteed future value (for GMAB) by sending us written notice.
(2) If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee).	Upgrades:
You may request by sending us written notice. If you elect to manually reset, the current rider terminates and a new rider is issued (which may have a higher rider fee percentage and lower growth rate percentage.) If you have elected the joint life option under the rider, you cannot elect a manual reset if the annuitant or the annuitant's spouse is 86 or older (unless state law requires a lower maximum age).
Additional Options:
Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant's spouse. The annuitant's spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner).	Additional Options:
(1) Death Benefit Option—You may add an amount to the death benefit payable under the base policy.
(2) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant's spouse. The annuitant's spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner).
(3) Income EnhancementSM Option—If the rider has been in effect for at least 12 months, then you may elect to have your withdrawal percentage increase to 150% of the non-income enhanced withdrawal percentage if either the annuitant or the annuitant's spouse, if the joint life option is elected, is confined in a hospital or nursing facility because of a medical necessity, and has been so confined for an “elimination period” (i.e., 180 days within the last 365 days). You cannot elect this option if the qualifying person(s) is/are already confined in a hospital or nursing facility when the rider is elected. In addition, the increase to the withdrawal percentage stops when the qualifying person(s) is/are no longer confined.
Availability: 0 - 80 (unless state law requires a lower maximum issue age	Availability: Younger than age 86 (unless state law requires a lower maximum issue age)	Availability: Younger than age 86 (unless state law requires a lower maximum issue age)
Current Charge: 1.25% of total withdrawal base on each rider anniversary under the “principal back” withdrawal guarantee under the rider.	Current Charge: You may contact us at www.transamerica.com for the current Rate Sheet Supplement applicable for this rider.	Current Charge: You may contact us at www.transamerica.com for the current Rate Sheet Supplement applicable for this rider.
Investment Restrictions:
Portfolio Allocation Method (“PAM”)—We monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts between investment options that we designate and the variable investment choices that you select.	Investment Restrictions: You must allocate 100% of your policy value to one or more investment options that we designate.	Investment Restrictions: You must allocate 100% of your policy value to one or more investment options that we designate.
Withdrawal Option:
5% For Life - Policyholder can withdraw up to 5% of the 5% For Life total withdrawal base each year starting with the rider anniversary following the annuitant's 59th birthday until at least the later of the death of the annuitant or the time when the 5% For Life Minimum Remaining Withdrawal Amount has reached zero.	Withdrawal Percentages (Single Life):
The Withdrawal Percentage is disclosed in the Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.	Withdrawal Percentages (Single Life):
The Withdrawal Percentage is disclosed in the Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.
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Living Benefits Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider
Withdrawal Option:
7% Principal Back - Policyholder can withdraw up to 7% of the 7% Principal Back total withdrawal base per year until at least the time at which the 7% Principal Back minimum remaining withdrawal amount has reached zero.	Withdrawal Percentages (Joint Life):
The Withdrawal Percentage is disclosed in the Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.	Withdrawal Percentages (Joint Life):
The Withdrawal Percentage is disclosed in the Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.
Living Benefits Rider
You may elect to purchase the optional Living Benefits Rider (also known as Guaranteed Principal SolutionSM Rider) which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The Living Benefits Rider is only available during the accumulation phase. The Living Benefits Rider is only available for annuitant issue ages through age 0-80. The maximum issue age may be lower if required by state law. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. If you elect the Living Benefits Rider you cannot elect the Retirement Income Max® or the Retirement Income Choice® 1.6 riders. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
You should view the Living Benefits Rider as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by the Living Benefits Rider.
Please note:
•	Certain protections under the rider are available only if you hold the rider for ten years.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantees due to the decreasing life expectancy as you age. This risk may be heightened if amounts are transferred based on the Portfolio Allocation Method. See Portfolio Allocation Method below.
•	If you elect the rider, we will monitor your policy value and we may transfer amounts back and forth between specified investment options under the policy (including guaranteed period options in the fixed account) and the variable investment options you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider. See Portfolio Allocation Method below.
•	Any such transfers out of a guaranteed period option may be subject to an excess interest adjustment. (See Portfolio Allocation Method, below.)
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
•	The maximum annual withdrawal amount is either “principal back, which is defined as up to 7% of your total withdrawal base each rider year until your minimum remaining withdrawal amount reaches zero, or “for life”, which is defined as up to 5% of your total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant’s 59th birthday until the annuitant’s death, unless your “for life” minimum remaining withdrawal amount reaches zero due to excess withdrawals.
•	Because the guaranteed minimum withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take the maximum advantage of the tax deferral aspect of the policy.
•	The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Living Benefits Rider for a qualified policy.
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Guaranteed Minimum Accumulation Benefit of Living Benefit Rider
If you elect the Living Benefits Rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment options you select. The level of protection under the Guaranteed Minimum Accumulation Benefit is not 100% of your premium payments and is only in effect for the first ten rider years.
Guaranteed Future Value. We guarantee that, on the guaranteed future value date (ten years after you elect the rider), your policy value will at least equal your guaranteed future value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value. After the rider date and before the guaranteed future value date, the guaranteed future value is equal to:
•	the guaranteed future value on the rider date; plus
•	a percentage of subsequent premium payments (as described below); less
•	subsequent adjusted partial withdrawals (as described below).
After the guaranteed future value date, the guaranteed future value equals zero.
Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value is as follows:
Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%
Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, even withdrawals under the guaranteed minimum withdrawal benefits, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:
•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or
•	the gross partial withdrawal amount.
(The gross partial withdrawal amount is the amount you request, plus any surrender charges or excess interest adjustment that may be applicable.)
In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount we reduce your policy value.
See the “Appendix - Living Benefits Rider Adjusted Partial Withdrawals” to this prospectus for examples showing the effect of hypothetical withdrawals in more detail, including withdrawals that reduce the guaranteed future value by more than the amount of the gross partial withdrawal.
Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will calculate an amount equal to the difference to your policy value (the policy value will then be subject to investment risk) which will be added on the next valuation date following the guaranteed future value date. This addition will not increase your “principal back” or “for life” total withdrawal bases. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.
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Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. If, on the guaranteed future value date, your policy value has declined to $90,000 because of negative investment performance, then we will add $10,000 ($100,000–$90,000) to your policy value.
Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the policy with the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments (or if you must begin taking required minimum distributions) before the guaranteed future value date, electing the rider may not be in your best interests.
Guaranteed Minimum Withdrawal Benefit of Living Benefit Rider
If you elect the Living Benefits Rider, we will provide a maximum annual withdrawal amount (first as withdrawals from your policy value or, if necessary, as payments from us) regardless of your policy value. This benefit is intended to provide a level of benefits regardless of the performance of the variable investment options you select.
Withdrawal Guarantees. We account for the withdrawals you take under the rider by applying two different withdrawal guarantees:
•	“principal back,” for withdrawals of up to 7% of your total withdrawal base.
•	“for life,” for withdrawals of up to 5% of your total withdrawal base.
You may elect to make a withdrawal under either “principal Back” or “for life”. However, it is not a requirement that you specify a withdrawal as being under either withdrawal guarantee. Any withdrawals that you take while the rider is in effect could have different impacts under each of the withdrawal guarantees - on your maximum annual withdrawal amount, on your total withdrawal base, and on your minimum remaining withdrawal amount. For example, withdrawals that are compliant with the “principal back” maximum withdrawal amount could result in excess withdrawals under the “for life” withdrawal guarantee and, consequently, would reduce the maximum annual withdrawal amount, the total withdrawal base, and the minimum remaining withdrawal amount under the “for life” withdrawal guarantee. (See Adjusted Partial Withdrawals below.)
Example: Assume you make a single premium payment of $100,000 and you have not made any withdrawals or additional premium payments. If you withdraw $6,000, that would be an excess withdrawal of $1,000 ($6,000 - $5,000) under the for life guarantee but not under the principal back guarantee.
Your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero.
Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix - Living Benefits Rider Adjusted Partial Withdrawals,” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.
Please note:
•	Any amount withdrawn in a rider year (including any surrender charge or excess interest adjustment) in excess of the maximum withdrawal amount is an excess withdrawal.
•	The amount of your excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee on a greater than dollar-for-dollar basis. (See Maximum Annual Withdrawal Benefit, Total Withdrawal Base, and Minimum Remaining Withdrawal Amount, below.)
•	We will not refund rider charges that have been paid up to the point of terminating the policy or receiving annuity payments.
Withdrawals under the guaranteed minimum withdrawal benefit also:
•	reduce your policy value;
•	reduce the guaranteed future value;
•	reduce your death benefit and other benefits;
•	may be subject to surrender charges or excess interest adjustments if the withdrawal is greater than the surrender charge free amount;
•	may be subject to income taxes and federal tax penalties (See TAX INFORMATION).
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Maximum Annual Withdrawal Amount. Under this benefit:
•	Principal Back: You can withdraw up to 7% of your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero.
Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $7,000 (7% of $100,000) each rider year for the next fourteen years and $2,000 in the year immediately thereafter so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).
OR
•	For Life: You can withdraw up to 5% of what we call your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant's 59th birthday and lasting until the annuitant's death, unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess withdrawals” (see Adjusted Partial Withdrawals, below). A penalty tax may be assessed on amounts surrendered from the policy before the taxpayer reaches age 59½.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $5,000 (5% of $100,000) each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).
You can receive up to the maximum annual withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us) under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments, and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount (which cannot exceed the maximum annual withdrawal amount at that time) and frequency (annually, semi-annually, quarterly or monthly) of future withdrawals. Once selected, the amount and frequency of future withdrawals cannot be changed.
Please note:
•	Withdrawals under the 5% “for life” guarantee cannot begin until after the rider anniversary following the annuitant's 59th birthday.
•	Any withdrawal before the rider anniversary following the annuitant's 59th birthday will reduce the benefits under the 5% “for life” guarantee.
•	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).
•	You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the maximum annual withdrawal amount during a rider year, you cannot take more than the maximum annual withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	If you have a qualified policy, minimum required distribution rules may force you to take excess withdrawals to avoid the imposition of a 50% penalty. Further, some qualified policies have withdrawal restrictions that may (with limited exceptions) prevent you from taking withdrawals before age 59½. You should consult a tax advisor before purchasing this rider with a qualified policy.
Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value. After the rider date, the total withdrawal base is equal to:
•	the total withdrawal base on the rider date; plus
•	subsequent premium payments; less
•	subsequent adjusted partial withdrawals (as described below).
We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.
Please note: We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount. Your total withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
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Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value. After the rider date, the minimum remaining withdrawal amount is equal to:
•	the minimum remaining withdrawal amount on the rider date; plus
•	subsequent premium payments; less
•	subsequent adjusted partial withdrawals (as described below).
We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees. It is important to calculate separate minimum remaining withdrawal amounts because they can provide different payment amounts not only upon reaching exhaustion but also in certain situations involving continuation after the annuitant's death.
Adjusted Partial Withdrawals. Each rider year, for each withdrawal guarantee (i.e., “principal back” and “for life”), gross partial withdrawals (the amount that you request be withdrawn, plus any surrender charge or excess interest adjustment that may be applicable) up to the maximum annual withdrawal amount for that withdrawal guarantee, will reduce the minimum remaining withdrawal amount for that withdrawal guarantee on a dollar-for-dollar basis, but will not reduce the total withdrawal base for that withdrawal guarantee. For each withdrawal guarantee, gross partial withdrawals in excess of the maximum annual withdrawal amount for that withdrawal guarantee will reduce the total withdrawal base and minimum remaining withdrawal amount for that withdrawal guarantee by the greater of the dollar amount of the excess withdrawal or a pro rata amount (possibly to zero). See “Appendix - Living Benefits Rider Adjusted Partial Withdrawals,” which provides examples showing the effect of a withdrawal. Excess withdrawals may cause you to lose the withdrawal guarantees under this rider.
Please note: Gross partial withdrawals that are compliant with the “principal back” withdrawal guarantee (i.e., withdrawals of the “principal back” maximum annual withdrawal amount) and any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday, will result in an excess partial withdrawal under the “for life” guarantee, and will reduce the “for life” maximum annual withdrawal amount, the “for life” total withdrawal base, and the “for life” minimum remaining withdrawal amount. Such reduction may be on a greater than dollar-for-dollar basis if the policy value is less than the applicable base.
Rider Fee. A rider fee, 1.25% of the “principal back” total withdrawal base on each rider anniversary, is charged annually before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment option in proportion to the amount of policy value in each investment option. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).
We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.
Please note: Because the rider fee is a percentage of your “principal back” total withdrawal base on each rider anniversary, the fee can be substantially more than 1.25% of your policy value if that total withdrawal base is higher than your policy value.
Portfolio Allocation Method
If you elect the Living Benefits Rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the Living Benefits Rider. Using PAM, we will monitor your policy value and amounts will be transferred back and forth between the PAM TA Aegon U.S. Government Securities - Service Class subaccount (which invests in the Transamerica Aegon U.S. Government Securities VP - Service Class portfolio of the Transamerica Series Trust) or certain guaranteed period options of the fixed account (each a “PAM investment option” and collectively, the “PAM investment options”) and the variable investment options you choose to the extent the disclosed formula mandates. You should read the underlying fund prospectus for the variable PAM investment option(s) carefully before you elect the Living Benefits Rider. We will transfer amounts from your variable investment options to the PAM investment options to the extent the disclosed formula mandates to support the guarantees under the rider. We will transfer amounts to the PAM investment options proportionally from all your variable investment options. Currently, PAM transfers are being made to the PAM TA Aegon U.S. Government Securities - Service Class subaccount. We will not transfer amounts to the PAM investment options if your policy value is greater than guarantees under the rider.
PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment options to the PAM investment options to the extent the disclosed formula mandates to help manage portfolio risk and support the guarantees under the Living Benefits Rider. You should not view the Living Benefits Rider nor PAM as a “market timing” or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment options to the PAM investment options, less of your policy value may be available to participate in any future positive investment performance of your variable investment options. This may potentially provide a lower policy value than if you did not select the Living Benefits Rider.
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Under PAM, the mathematical model compares a number of interrelated factors including your policy value and the guarantees under the rider to be provided in the future. The mathematical model also uses assumptions for interest rates, the duration of the policy and stock market volatility. The following table sets forth the most influential of these factors and indicates how each one (assuming all other factors remain constant) could trigger a transfer into or out of the PAM subaccounts.
Factor	Direction of Transfer
Policy Value Increases	Transfer to the investment options
Policy Value Decreases	Transfer to the PAM subaccounts
Interest Rates Increase	Transfer to the investment options
Volatility Increases	Transfer to the PAM subaccounts
The amount of the transfer will vary depending on the magnitude and direction of the change in these factors. We may transfer some or all of your policy value to or from the PAM investment options.
Transactions you make also affect the number of PAM transfers including:
•	additional premium payments; and
•	excess withdrawals.
These transactions will change the policy value relative to the guarantees under the rider and may result in additional PAM transfers.
You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment option is at our discretion and may be subject to an excess interest adjustment if the transfer occurs before the end of a guarantee period. Any transfer we make out of PAM investment options to your variable investment options will be allocated into your variable investment options in proportion to the amount of policy value in each variable investment option. Please note that if your policy value is 100% allocated to the fixed account, we will be unable to transfer any of your policy value out of PAM investment options. If a merger of an underlying investment option occurs, the policy value allocated to the existing subaccount will be merged into the surviving underlying investment option.
Generally, transfers to the PAM investment options first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment options when the policy value drops by a cumulative amount of less than 3% in relation to the guarantees. If the policy value continues to fall, more transfers to the PAM investment options will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment option(s) we deem appropriate. The policy value allocated to the PAM investment options will remain there unless the performance of your chosen investment options recovers sufficiently to enable us to transfer amounts back to your investment options while maintaining the guarantees under the Living Benefits Rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.
The Daily Rebalancing Formula Under the Mathematical Model: As noted above, to limit our exposure under the rider, we transfer policy value from your investment options to the PAM subaccounts, to the extent called for by a mathematical model that will not change once you purchase the policy. We do this in order to minimize the need to provide payments (for example, when your policy value goes to zero by other than an excess withdrawal), or to extend the time before any payment is required. When payments become more likely (because your policy value is approaching zero), the mathematical model will tend to allocate more policy value to the PAM subaccounts. If, on the other hand, the policy value is much higher than the guarantees under the rider, then payments may not be necessary, and therefore, the mathematical model will tend to allocate more policy value to the investment options.
Each business day the mathematical model computes a “target allocation,” which is the portion of the policy value that is to be allocated to the investment options.
The target allocation depends on several factors, including the policy value as compared to the guarantees under the rider, the time until payments are likely required, and interest rates. However, as time passes, these factors change. Therefore, the target allocation changes from one business day to the next.
See “Appendix - PAM Method Transfers” for more detail regarding the workings of the mathematical model.
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Upgrades
Prior to the annuitant's 86th birthday and after the third rider anniversary, you can upgrade the rider by providing us the required notice. If you upgrade your rider, the current rider will terminate and a new rider will be issued. The new rider’s total withdrawal base, guaranteed future value and minimum remaining withdrawal amount will equal the policy value on the date of the upgrade. At that time, the maximum annual withdrawal amount will be recalculated using the new total withdrawal base.
If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The “principal back” and “for life” withdrawal percentages will not change. The new rider date will be the date the Company receives all necessary information.
Annuitization
If you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your 5% “for life” maximum annual withdrawal amount.
Termination
The Living Benefits Rider will terminate upon the earliest of the following:
•	the date we receive written notice from you in good order requesting termination of the Living Benefits Rider (you may not terminate the rider before the third rider anniversary);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your 5% “for life” maximum annual withdrawal amount);
•	the date the policy to which this rider is attached is assigned or the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.
The Living Benefits Rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Retirement Income Max® Rider
If you elect the Retirement Income Max® Rider identified below, which provides certain guaranteed benefits, The Company requires your policy value to be allocated into designated investment options. One or more of the designated investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. The Company’s requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to invest in funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Retirement Income Max® Rider. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the Retirement Income Max® Rider that do not invest in funds that utilize volatility control strategies.
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You may elect to purchase the optional Retirement Income Max® rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment options which are designed to help manage our risk and support the guarantees under the rider. If you elect the Retirement Income Max® rider you cannot elect the Living Benefits Rider or Retirement Income Choice® 1.6. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Retirement Income Max® rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
Retirement Income Max® – Base Benefit
Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us for life), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s (or surviving spouse's if the joint life option is elected) death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date. The withdrawal percentage and growth percentage that are used to determine your rider withdrawal amount will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us.
Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion.
See the “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Please note:
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantee provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
•	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to a limited number of specified investment options. You should consult with your registered representative to assist you in determining whether these certain investment options are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
•	An excess withdrawal may impact the withdrawal base on a greater than dollar-for-dollar basis and may cause you to lose the benefit of this rider.
•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income Max® rider terminates and all benefits thereunder cease.
Like all withdrawals, withdrawals while this rider is in effect also:
•	reduce your policy value;
•	reduce your base policy death benefit and other benefits;
•	may be subject to surrender charges or excess interest adjustments if the withdrawal is greater than the surrender charge free amount;
•	may be subject to income taxes and federal tax penalties; and
•	may be limited or restricted under certain qualified policies.
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Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments below.
The rider withdrawal amount is zero if the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (for riders issued prior to the date of this prospectus, see “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information, for your withdrawal percentage depending on when you purchased your rider).
For qualified policies: If the plan participant (generally the annuitant) is at least 70½ years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).
Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.
If your policy value reaches zero:
•	due to a non-excess withdrawal, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees.
•	due to an excess withdrawal, then this rider terminates (as does the policy).
Please note:
•	If the rider is added prior to the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, however, you will still be charged a rider fee prior to this time.
•	The rider year begins on the rider date and thereafter on each rider anniversary. Withdrawals requested for the upcoming rider year must be taken the day after each rider anniversary or later within the rider year. Any withdrawal taken on the rider anniversary date will count towards the previous rider year withdrawals.
•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	All policy value must be allocated to a limited number of specified investment options. (See Designated Investment Options below.)
Rate Sheet Prospectus Supplement
The withdrawal, growth and fee percentages are disclosed in a Rate Sheet Prospectus Supplement. We periodically issue new Rate Sheet Prospectus supplement that may reflect different withdrawal, growth and fee percentages than the previous Rate Sheet Prospectus Supplements. All Rate Sheet Prospectus Supplements are also available on the Edgar system at www.sec.gov (File 33-33085).In order to receive the applicable withdrawal, growth and fee percentages: (1) your application must be signed and received within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Withdrawal percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement applicable to you. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus
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Supplement applicable to you. For riders issued prior to the date of this prospectus, the applicable withdrawal, growth and fee percentages are set forth in the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” located in the Statement of Additional Information.
Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant's spouse's age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday.
Please note, once established, the withdrawal percentage will not change except in certain instances involving automatic step-ups. Withdrawal percentages will change when an automatic step-up occurs and you had crossed into another age band prior to the automatic step-up, see Automatic Step-Up section in the prospectus.
Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value . During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
•	Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.
On each rider anniversary, the withdrawal base will equal the greatest of:
•	the current withdrawal base;
•	the withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see Growth below);
•	the policy value on any monthiversarySM (the same day of the month as the rider date, or the next business day if our Administrative Office or the New York Stock Exchange are closed) within the current rider year, including the current rider anniversary (see Automatic Step-Up below).
See “Appendix - Hypothetical Example of the Withdrawal Base Calculation - Retirement Income Max® Rider” which illustrates the hypothetical example of the withdrawal base calculation.
Growth. On each of the first ten rider anniversaries, we will add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
Please note: Because a withdrawal will eliminate the potential application of the growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.
Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base, or the withdrawal base is increased by any growth credit, no automatic step-up will occur. The withdrawal percentage (as indicated in the Rate Sheet Prospectus Supplement) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up, and if no automatic step-up occurs then there will be no withdrawal percentage increase.
On each rider anniversary the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. You are not subject to fee increases for any Automatic Step-Up that you have opted out of. Opting out of one step-up does not operate as an opt-out of any future step-ups.
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Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is amplified if the policy value is less than the withdrawal base.
Please Note: You retain all responsibility for monitoring excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or additional premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an assumed annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is the assumed withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)
Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.
See the “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options approved for the Retirement Income Max® Rider. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary), you can terminate this rider. Starting the next business day after you terminate your rider, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.
Please note:
•	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first business day after the fifth rider anniversary. You will be required to terminate the rider first. If you terminate the rider you will lose all of its benefits.
•	We can eliminate a designated investment option at any time. If this occurs, then an owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.
Retirement Income Max® – Joint Life Option
If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION – Tax Status of a Nonqualified Policy – Distribution Requirements). If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.
Please note:
•	The withdrawal percentage for each “age at the time of the first withdrawal” is lower if you elect this option.
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option. (Please see Spousal Continuation section for more detail regarding annuitant's spouse).
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•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.
•	This option may not be permitted in the case of certain non-natural owners.
•	The rider's issue ages may vary if you elect this option.
Retirement Income Max® Rider Fees
Retirement Income Max® Rider Fee. The rider fee is calculated on the rider date and at the beginning of each rider quarter. The rider fee will be adjusted for any premium additions and excess withdrawals. It will be deducted automatically from your policy value at the end of each rider quarter. Your rider fee may increase (or decrease) at the time of any automatic step-up. See Automatic Step-Up section. Your current rider fee will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the Edgar system at www.sec.gov (File 33-33085).
On an annual basis, in general terms, the rider fee is the rider fee percentage times the withdrawal base. Specifically, the quarterly fee is calculated by multiplying (A) by (B) multiplied by (C), where:
(A)	is the withdrawal base;
(B)	is the rider fee percentage; and
(C)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: Initial Premium = $100,000; Withdrawal Base = $100,000; Rider Fee percentage = 1.25%; and 91 total days in the rider quarter.
Example 1: Calculation at rider issue for first quarter rider fee. The rider fee is:
= 100,000*0.0125*(91/365)
= 1,250*(91/365)
= $311.64
We will assess a prorated rider fee upon full surrender of the policy or other termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.
On each rider anniversary the rider fee percentage may increase (or decrease) at the time of an automatic step-up. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us. Please contact your financial intermediary or call our Administrative Office to determine whether the Rate Sheet Prospectus Supplement has been amended. Each time an automatic step-up results in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.
Please note regarding the rider fee:
•	Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000; and 30 remaining days in the rider quarter.
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Example 2: Calculation for first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000*0.0125*(30/365)
= 125*(30/365)
= $10.27
Total fee assessed at the end of the first rider quarter (assuming no further rider fee adjustments):
= 311.64 + 10.27
= $321.91
Retirement Income Max® Rider Issue Requirements
We will not issue the Retirement Income Max® rider unless:
•	the annuitant is not yet age 86 (lower if required by state law);
•	the annuitant is also an owner (except in the case of non-natural owners);
•	there are no more than two owners; and
•	if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).
The use of joint life option may not be permitted in the case of certain non-natural owners.
Termination
The Retirement Income Max® rider will terminate upon the earliest of the following:
•	the date we receive written notice from you requesting termination of the rider if such notice is received before midnight of the 30th calendar day after you receive the rider;
•	the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;
•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.
The Retirement Income Max® rider and additional options may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options for electing a benefit, please contact your financial intermediary or our Administrative Office.
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Retirement Income Choice® 1.6 Rider
If you elect the Retirement Income Choice® 1.6 Rider identified below, which provides certain guaranteed benefits, the Company requires your policy value to be allocated into designated investment options. One or more of the designated investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefit. The Company’s requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to invest in funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Retirement Income Choice® 1.6 Rider. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the Retirement Income Choice® 1.6 Rider that do not invest in funds that utilize volatility control strategies.
You may elect to purchase the optional Retirement Income Choice® 1.6 Rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment options which are designed to help manage our risk and support the guarantees under the rider. If you elect the Retirement Income Choice® 1.6 rider you cannot elect another the Living Benefits Rider or the Retirement Income Max®. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Retirement Income Choice® 1.6 rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
Retirement Income Choice® 1.6 – Base Benefit
Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments and Rider Death Benefit Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date. The withdrawal percentage and growth percentage that are used to determine your rider withdrawal amount will be disclosed in a Rate Sheet Prospectus Supplement included with your prospectus.
Of course you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix – Hypothetical Adjusted Partial Withdrawals – Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Please note:
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your
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withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
•	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to a limited number of specified investment options. You should consult with your registered representative to assist you in determining whether these investment options are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
•	An excess withdrawal may impact the withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis and may eliminate the benefit.
•	Any withdrawal will reduce your rider death benefit (if applicable).
•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income Choice® 1.6 rider terminates and all benefits thereunder cease.
Like all withdrawals, withdrawals while this rider is in effect also:
•	reduce your policy value;
•	reduce your base policy death benefit and other benefits;
•	may be subject to surrender charges or excess interest adjustments if the withdrawal is greater than the surrender charge free amount;
•	may be subject to income taxes and federal tax penalties; and
•	may be limited or restricted under certain qualified policies.
Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments and Rider Death Benefit Adjustments below.
The rider withdrawal amount is zero if the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (for riders issued prior to the date of this prospectus, see “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information depending on when you purchased your rider).
For qualified policies: If the plan participant (generally the annuitant) is at least 70½ years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).
Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.
If your policy value reaches zero:
•	by means other than an excess withdrawal, then you cannot make further premium payments and all policy features, benefits, and guarantees other than the base guaranteed lifetime withdrawal benefits and the rider death benefit (if applicable), provided by this rider terminate. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees
•	due to an excess withdrawal, then the rider terminates (as does the policy).
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Please note:
•	If the rider is added prior to the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, however, you will still be charged a rider fee prior to this time.
•	The rider year begins on the rider date and thereafter on each rider anniversary. Withdrawals requested for the upcoming rider year must be taken the day after each rider anniversary or later within the rider year. Any withdrawal taken on the rider anniversary date will count towards the previous rider year withdrawals.
•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	All policy value must be allocated to a limited number of specified funds. (See Designated Investment Options below.)
Rate Sheet Prospectus Supplement
The withdrawal, growth and fee percentages are disclosed in a Rate Sheet Prospectus Supplement. We periodically issue new Rate Sheet Prospectus Supplements that may reflect different withdrawal, growth and fee percentages than the previous Rate Sheet Prospectus Supplements. All Rate Sheet Prospectus Supplements are also available on the Edgar system at www.sec.gov (File 33-33085). In order for you to receive the withdrawal, growth and fee percentages: (1) your application must be signed and received within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Withdrawal percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you. For riders issued prior to the date of this prospectus, the applicable withdrawal, growth and fee percentages are set forth in the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” located in the Statement of Additional Information.
Retirement Income Choice® 1.6 – Base Benefit – Withdrawal Percentage
Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant's spouse's age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday.
Please note, once established, the withdrawal percentage will not change except in certain instances involving automatic step-ups. Withdrawal percentages will change when an automatic step-up occurs and you had crossed into another age band prior to the automatic step-up, see Automatic Step-Up section in the prospectus.
Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value . During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
•	Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.
On each rider anniversary, the withdrawal base will equal the greatest of:
•	current withdrawal base;
•	the withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see Growth below);
•	the policy value on any monthiversarySM (the same day of the month as of the rider date, or the next business day if our Administrative Office or the New York Stock Exchange are closed) within the current rider year, including the current rider anniversary (see Automatic Step-Up below).
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Retirement Income Choice® 1.6 – Base Benefit – Growth Percentage
Growth. On each of the first ten rider anniversaries, we will add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
Please note: Because a withdrawal will eliminate the potential application of the growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.
Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base or the withdrawal base increased by any growth credit, no automatic step-up will occur. The withdrawal percentage (as indicated in the Rate Sheet Prospectus Supplement) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.
Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. Charges as a result of the automatic step-up feature will be reversed. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. You are not subject to fee increases for any Automatic Step-Up that you have opted out of. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is magnified if the policy value is less than the withdrawal base. See the “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical excess withdrawals in more detail.
Please Note: You retain all responsibility for monitoring excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or subsequent premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an assumed annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is the assumed withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)
Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.
See the “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options available under the respective designated allocation groups that have been approved for the Retirement Income Choice® 1.6 Rider. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
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Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary) you can terminate this rider. Starting the next business day, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.
Please note:
•	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first business day after the fifth rider anniversary. You will be required to terminate the rider first. If you terminate the rider you will lose all of its benefits.
•	We can change a designated allocation group or eliminate a designated investment option at any time. If this occurs, then an owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.
Manual Resets. You can effectively “reset” the withdrawal base to the policy value using a manual process under which your current rider is terminated and a new rider is issued. You can only elect a reset during the 30 day periods following each successive fifth rider anniversary and if all other rider issue requirements are met. When the new rider is issued, the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. Your new rider will have a new rider date, new rider fee percentage (which may be higher than your current rider fee percentage), and its own terms and benefits (which may not be as advantageous as the current rider). The new rider date will be the date we receive all necessary information in good order. Please note that this “reset” procedure may be referred to as a “manual upgrade” in your policy rider and other materials.
Please note:
•	Manual resets, unlike automatic step-ups, occur only if you so elect during the 30 day window following each successive fifth rider anniversary.
•	Manual resets result in the purchase of a new rider whose terms may be more or less favorable than the current rider whereas automatic step-ups do not require termination of the existing rider and repurchase of a new rider (although fees may increase at the time of an automatic step-up).
•	Owners may decide to terminate an existing rider if it no longer meets their needs and then elect a new available rider that does.
Retirement Income Choice® 1.6 – Additional Options
You may elect the following options with this rider (the options are not mutually exclusive):
•	Death Benefit;
•	Joint Life; and
•	Income EnhancementSM.
There is an additional fee if you elect the Death Benefit and/or the Income EnhancementSM Benefit option(s) under the rider. If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower. Furthermore, if you elect the Joint Life option in combination with the Death Benefit and/or the Income EnhancementSM Benefit option(s), then the fee for each of those additional options will be different than under the Single Life option. See Retirement Income Choice® 1.6 Rider Fees. There may be different issue ages depending upon which options you elect. The rider fee will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us.
Death Benefit. If you elect this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the death of the annuitant’s spouse if later). The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. The additional amount can be zero. See DEATH BENEFIT.
Rider Death Benefit. The rider death benefit on the rider date is the policy value. After the rider date, the rider death benefit is equal to:
•	the rider death benefit on the rider date; plus
•	subsequent premium payments; less
•	adjustments for withdrawals (as described under Rider Death Benefit Adjustments, below).
Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the
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reduction in policy value), and possibly to zero. See “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.
Please note:
•	No additional death benefit is payable if the base policy death benefit (including the guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.
•	Excess withdrawals may eliminate the additional death benefit available with this rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.
•	Manual resets to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.
•	If an owner who is not the annuitant dies and the surviving spouse is eligible to and elects to continue the policy, then no additional amount is payable. If the policy is not continued, then the surviving owner (who is also the sole beneficiary) may elect to receive lifetime annuity payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value. See TAX INFORMATION – Tax Status of a Nonqualified Policy – Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
•	The additional death benefit adjustment differs from the adjusted partial withdrawal amount for the Guaranteed Minimum Death Benefits described in DEATH BENEFIT - Guaranteed Minimum Death Benefits. Accordingly, withdrawals may effect the additional death benefit differently than the Guaranteed Minimum Death Benefits.
The additional death benefit payment option may be referred to as “rider death benefit” on your policy statement and other documents.
Joint Life Benefit. If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION – Tax Status of a Nonqualified Policy – Distribution Requirements) If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.
Please note:
•	The withdrawal percentage for each “age at the time of first withdrawal” is lower if you elect this option.
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option. (Please see Spousal Continuation section for more detail regarding annuitant's spouse).
•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.
•	The rider death benefit is not payable until the death of the surviving spouse, if you elect this option.
•	You cannot elect a manual reset if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).
•	This option may not be permitted in the case of certain non-natural owners.
Income EnhancementSM Option. If you elect this rider, you can also elect to have your withdrawal percentage increase to 150% of the non-income enhanced withdrawal percentage if either the annuitant (or the annuitant’s spouse if the joint life option is elected) is confined, due to a medical necessity in a hospital or nursing facility due to physical or cognitive ailments. Benefits from this option are not available unless the rider has been in effect for 12 months (the “waiting period”) and confinement must meet the elimination period of 180 days within the last 365 days. The elimination period and waiting period can, but do not need to, run concurrently.
Please note:
•	You cannot elect the Income EnhancementSM Option if the qualifying person or persons is/are already admitted to a hospital or already reside in a nursing facility.
•	Confinement must be prescribed by a physician based on the individual's inability to sustain themselves outside of a hospital or nursing facility due to physical or cognitive ailments.
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•	The increase to the withdrawal percentage stops when the qualifying person or persons is/are no longer confined as described above.
•	The hospital and/or nursing facility must meet the criteria listed below to qualify for the benefit.
A Qualifying Hospital must meet the following criteria:
•	It is operated pursuant to the laws of the jurisdiction in which it is located;
•	It is operated primarily for the care and treatment of sick and injured persons on an inpatient basis;
•	It provides 24-hour nursing service by or under the supervision of registered graduate professional nurses;
•	It is supervised by a staff of one or more licensed physicians; and
•	It has medical, surgical and diagnostic facilities or access to such facilities.
A Qualifying Nursing Facility must meet the following criteria:
•	It is operated pursuant to the laws and regulations of the state in which it is located as a nursing facility or Alzheimer's disease facility;
•	It provides care performed or supervised by a registered graduate nurse;
•	It provides room and board accommodations;
•	Will provide 24-hour nursing services, 7 days a week by an on-site Registered Nurse and related services on a continuing inpatient basis;
•	It has a planned program of policies and procedures developed with the advice of, and periodically reviewed by, at least one physician; and
•	It maintains a clinical record of each patient.
A Qualifying Nursing Facility does not include:
•	Assisted living facilities or residential care facilities;
•	A place primarily for treatment of mental or nervous disorders, drug addiction or alcoholism;
•	A home for the aged, a rest home, community living center or a place that provides domestic, resident, retirement or educational care;
•	Personal care homes, personal care boarding homes, residential or domiciliary care homes;
•	A rehabilitation hospital or basic care facilities;
•	Adult foster care facilities, congregate care facilities, family and group living assisted living facilities; or
•	Other facilities similar to those described above.
We will require confirmation of confinement in a qualifying hospital or a qualifying nursing facility while benefit payouts are being received. Confirmation of that confinement will be attained and approved by completing our “Income EnhancementSM Election and Proof of Confinement Questionnaire” form. This form requires additional proof of confinement which may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us which may include information from third party or company interviews and/or visits of the facility. If it is determined that the qualifying individual was not confined in an eligible facility as defined above and has received payments under the Income EnhancementSM Option, those payments could be considered an excess withdrawal and have a negative effect on the rider values. If confinement ceases, you may re-qualify by satisfying another 180-day elimination period requirement.
Retirement Income Choice® 1.6 Fees
Retirement Income Choice® 1.6 Base Rider Fee. The base rider fee is calculated on the rider date and at the beginning of each rider quarter. The base rider fee will be adjusted for any premium additions, excess withdrawals, or transfers between designated investment groups. It will be deducted automatically from your policy value at the end of each rider quarter.
Your rider fee may increase (or decrease) at the time of any automatic step-up. See Automatic Step-Up section. Your current rider fee will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the Edgar system at (File 33-33085).
On an annual basis, in general terms, the base rider fee is the applicable rider fee percentage times the withdrawal base.
The base quarterly fee is calculated by multiplying (A) by (B) divided by (C) multiplied by (D), where:
(A)	is the withdrawal base;
(B)	is the sum of each designated investment group's rider fee percentage multiplied by the applicable designated investment group's value;
(C)	is the total policy value; and
(D)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
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The following example uses these assumed values: Initial Premium = $100,000; Fund Allocations such that Group A = $50,000, Group B = $30,000, and Group C = $20,000; Withdrawal Base = $100,000; Policy Value = $100,000; Investment Group fee percentages of Group A = 1.45%, Group B = 1.10% and Group C = 0.70%; and 91 total days in the rider quarter.
Example 1: Calculation at rider issue for the first quarter fee. The rider fee is:
= 100,000 * [(50,000*0.0145) + (30,000*0.0110) + (20,000*0.0070)] / 100,000 * (91/365)
= 100,000 * (725 + 330 + 140) / 100,000 * (91/365)
= 100,000 * 1,195/100,000 * (91/365)
= 1,195 * (91/365)
= $297.93
We will assess a prorated rider fee upon full surrender of the policy or other termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.
Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of an automatic step-up. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us. Please contact your financial intermediary or call our Administrative Office to determine whether the Rate Sheet Prospectus Supplement has been amended. Each time an automatic step-up will result in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.
Please note regarding the base rider fee:
•	Because the base rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the base rider fee is a percentage of the withdrawal base, the amount of the base rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
•	If you make a transfer from one designated allocation group to another designated allocation group that has a higher rider fee percentage, then the resulting rider fee will be higher.
Base Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000, allocated such that Group A = $5,000, Group B = $3,000, and Group C = $2,000; and 30 remaining days in the rider quarter.
Example 2: Calculation of the first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000 * [(5,000*0.0145) + (3,000*0.0110) + (2,000*0.0070)] / 10,000 * (30/365)
= 10,000 * (72.50 + 33 + 14) / 10,000 * (30/365)
= 10,000 * 119.50/10,000 * (30/365)
= 119.50 * (30/365)
= $9.82
Total fee assessed at end of first rider quarter (assuming no further fee adjustments):
= 297.93 + 9.82
= $307.75
Base Rider Fee Adjustment for Transfers. For transfers that you make between different designated investment options in different designated allocation groups on other than the first business day of a rider quarter, a rider fee adjustment will be applied. This adjustment is necessary because of differences in the rider fee percentages. The adjustment in the rider fee percentage will ensure that you are charged the correct overall rider fee for that quarter. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1, as well as a subsequent premium payment as in Example 2; Withdrawal Base = $110,000; Policy Value = $90,000; Fund Transfer from Group A = $5,000, into Group B = $3,000, and into Group C = $2,000; and 15 remaining days in the rider quarter.
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Example 3: Calculation of the first quarter rider fee adjustment for a fund transfer. The fee adjustment is:
= 110,000 * [(-5,000*0.0145) + (3,000*0.0110) + (2,000*0.0070)] / 90,000 * (15/365)
= 110,000 * (-72.50 + 33 + 14) / 90,000 * (15/365)
= 110,000 * -25.50/90,000 * (15/365)
= -31.17 * (15/365)
= $-1.28
Total fee assessed at end of the first rider quarter (assuming no further rider fee adjustments):
= 307.75 - 1.28
= $306.47
Additional Option Fees. If you elect options with this rider, then you will be charged a fee for each option you elect that is in addition to the rider fee for the base benefit. Each additional fee is charged quarterly before annuitization and is a percentage of the withdrawal base on each rider anniversary.
We will also deduct all rider fees, including additional option fees, pro rata upon surrender of the policy or other termination of the rider.
Retirement Income Choice® 1.6 Rider Issue Requirements
We will not issue the Retirement Income Choice® 1.6 rider if:
•	the annuitant is 86 or older (lower if required by state law);
•	the annuitant is not an owner (except in the case of non-natural owners);
•	there are more than two owners; and
•	the joint life option is elected, and the annuitant’s spouse is 86 or older (lower if required by state law) and (1) is not a joint owner along with the annuitant or (2) is not the sole primary beneficiary (and there is no joint owner).
The use of joint life option may not be permitted in the case of certain non-natural owners.
Termination
The Retirement Income Choice® 1.6 rider and any additional options will terminate upon the earliest of the following:
•	the date we receive written notice from you requesting termination of the rider if such notice is received before midnight of the 30th calendar day after you receive the rider;
•	the date we receive written notice from you requesting termination or manual reset of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;
•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount (this option also guarantees that if the annuitant dies before the sum of all annuity payments equals the policy value, and rider benefit if elected, on the maximum annuity commencement date, the annuitant's beneficiary will receive a final payment equal to the difference). Please contact us for more information concerning your options.
The Retirement Income Choice® 1.6 rider and additional options may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options for electing a benefit, please contact your financial intermediary or our Administrative Office.
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OTHER INFORMATION
State Variations
Oregon. The Retirement Income Choice® 1.6 rider will not terminate upon assignment or ownership changes.
Washington. The Retirement Income Choice® 1.6 designated funds excludes fixed account and does not allow funds to be allocated to the Dollar Cost Averaging fixed account. The Living Benefits Rider fee cannot be deducted from the fixed account.
Ownership
You, as owner of the policy, exercise all rights under the policy. You can generally change the owner at any time by notifying us in writing at our Administrative Office. If we do not have an originating signature or guaranteed signature on file or if the Company suspects fraud, we may require a notarized signature. There may be limitations on your ability to change the ownership of a qualified policy. An ownership change may be a taxable event.
Beneficiary
The beneficiary designation will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to the Company. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.). The Company will not be liable for any payment made before the written notice is received in our Administrative Office. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If, upon the death of the annuitant, there is a surviving owner(s), then the surviving owner(s) automatically takes the place of any beneficiary designation.
Right to Cancel Period
You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days after you receive the policy (for replacements the right cancel period is generally 30 days), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account. You bear the risk of any decline in policy value during the right to cancel period. However, if state law requires, we will refund your original premium payment(s), or surrender value, if greater. We will pay the refund within seven days after we receive in good order within the applicable period at our Administrative Office, written notice of cancellation and the returned policy. The policy will then be deemed void.
Assignment
You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment in good order at our Administrative Office and approve it. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be liable for any payment or other action we take in accordance with the policy before we approve the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.
Termination for Low Value
If a partial surrender or fee (including an optional rider fee, administrative fee, or owner transaction fee) reduces your cash value below the minimum specified in your policy, we reserve the right to terminate your policy and send you a full distribution of your remaining cash value. All benefits associated with your annuity policy will be terminated. Federal law may impose restrictions on our right to terminate certain qualified policies. We do not currently anticipate exercising this right if you have certain optional benefits, however, we reserve the right to do so. For all other policies, including policies with certain other optional benefits, we intend to exercise this termination provision.
Sending Forms and Transaction Requests in Good Order
We cannot process your requests for transactions relating to the policy until they are received in good order. “Good order” means the actual receipt of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extent applicable to the transaction: your completed application; the policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Subaccounts affected by the requested transaction; the signatures of all owners (exactly as registered on the Policy) if necessary; Social Security Number or
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Taxpayer I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner's consents. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.
“Received” or receipt in good order generally means that everything necessary must be received by us, at our Administrative Office specified in the Glossary of Terms. We reserve the right to reject electronic transactions that do not meet our requirements.
Regulatory Modifications to Policy
We reserve the right to amend the policy or any riders attached thereto as necessary to comply with specific direction provided by state or federal regulators, through change of law, rule, regulation, bulletin, regulatory directives or agreements.
Certain Offers
From time to time, we have (and we may again) offered you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits.
When we make an offer, we may vary the offer amount, up or down, among the same group of policy owners based on certain criteria such as account value, the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of policy owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining policy owners in the same group.
If you accept an offer that requires you to terminate a guaranteed benefit and you retain your policy, we will no longer charge you for the benefit, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.
We may also make an offer to you to exchange an existing rider for a different rider.
Mixed and Shared Funding
The underlying fund portfolios may serve as investment vehicles for variable life insurance policies, variable annuity policies and retirement plans (“mixed funding”) and shares of the underlying fund portfolios also may be sold to separate accounts of other insurance companies (“shared funding”). While we currently do not foresee any disadvantages to owners and participants arising from either mixed or shared funding, it is possible that the interests of owners of various policies and/or participants in various plans for which the underlying fund portfolios serve as investments might at some time be in conflict. We and each underlying fund portfolio’s Board of Directors intend to monitor events in order to identify any material conflicts and to determine what action, if any, to take. Such action could include the sale of underlying fund portfolio shares by one or more of the separate accounts, which could have adverse consequences. Such action could also include a decision that separate funds should be established for variable life and variable annuity separate accounts. In such an event, we would bear the attendant expenses, but owners and plan participants would no longer have the economies of scale resulting from a larger combined fund. Please read the prospectuses for the underlying fund portfolios, which discuss the underlying fund portfolios’ risks regarding mixed and shared funding, as applicable. Please see Voting Rights section below for how shares held by the Company would be voted.
Exchanges and/or Reinstatements
You can generally exchange a nonqualified annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code or transfer qualified policies directly to another life insurance company as a “trustee-to-trustee transfer”. Before making an exchange or transfer, you should compare both annuities carefully. Remember that if you exchange or transfer another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity, and there may be a new surrender charge period under this annuity and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange or transfer another annuity for this one unless you determine, after knowing all the facts, that the exchange or transfer is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange, transfer or otherwise).
You may ask us to reinstate your policy after such an exchange, transfer or full or partial surrender and in certain limited circumstances we will allow you to do so by returning the same total dollar amount of funds distributed to the applicable investment options. The dollar amount will be used to purchase new accumulation units at the then current price. In the event any subaccount
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previously invested in is closed and we don’t receive additional instructions, funds will be reallocated to the remaining available investment options according to the investment allocation instructions you previously provided. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. Generally, unless you return the original company check, your annuity policy is nonqualified and a portion of the prior withdrawal was taxable, we are required to report the taxable amount from the distribution to the IRS even though the funds have been reinstated. The cost basis will be adjusted accordingly. The taxable amount will be reported on Form 1099-R which you will receive in January of the year following the distribution. We recommend that you consult a tax professional to explain the possible tax consequences of reinstatements.
Voting Rights
To the extent required by law, the Company will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and/or other individuals that have voting interests in the portfolios. We will send you and/or other individuals requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.
Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.
Abandoned or Unclaimed Property
Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity, life and other insurance policies) under various circumstances. In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information and identifying information for owners, insureds, annuitants, beneficiaries and other payees. Such updates should be communicated in a form and manner satisfactory to us.
Legal Proceedings
We, like other life insurance companies, are subject to regulatory and legal proceedings, including class action lawsuits, in the ordinary course of our business. Such legal and regulatory matters include proceedings specific to us and other proceedings generally applicable to business practices in the industry in which we operate. In some lawsuits and regulatory proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation or regulatory proceeding cannot be predicted with certainty, at the present time, we believe that there are no pending or threatened proceedings or lawsuits that are likely to have a material adverse impact on the separate account, on TCI's ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.
The Company was the subject of inquiries and remains under audits and market conduct examinations with a focus on the handling of unreported claims and abandoned property. The audits and related examination activity may result in additional payments to beneficiaries, escheatment of funds deemed abandoned, and administrative penalties. The Company previously implemented changes in the procedures for the identification of unreported claims and handling of escheatable property to comply with the terms of regulatory agreements and newly adopted laws and regulations. The Company does not believe that any regulatory actions or agreements that result from these audits and examinations will have a material adverse impact on our ability to meet our obligations.
Cyber Security
We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is potentially vulnerable to disruptions from utility outages and other problems, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service provides may adversely affect us and your policy value. For instance, cyber-attacks may: interfere with our processing of policy transactions, including the processing of orders from our website or with the underlying funds; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause
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reputational damage. Cyber security risks may also affect the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. There can be no assurance that we, the underlying funds or our service providers will avoid losses affecting your policy that result from cyber-attacks or information security breaches in the future.
For a complete description regarding Transamerica’s policies for its websites, including the Privacy Policy and Terms of Use for such websites, please visit: https://www.transamerica.com/individual/privacy-policy and https://www.transamerica.com/individual/terms-of-use.
Transamerica Life Insurance Company
Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company, Inc. It is engaged in the sale of life and health insurance and annuity policies. The Company is a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by Aegon N.V. of The Netherlands, the securities of which are publicly traded. Aegon N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. The Company is licensed in the District of Columbia, Guam, Puerto Rico, the U.S. Virgin Islands, and all states except New York.
All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of the Company. Accordingly, no financial institution, brokerage firm or insurance agency is responsible for the financial obligations of the Company arising under the policies.
Financial Condition of the Company
We pay benefits under your policy from our general account assets and/or from your policy value held in the separate account. It is important that you understand that payments of the benefits are not assured and depend upon certain factors discussed below.
Assets in the Separate Account. You assume all of the investment risk for your policy value that is allocated to the subaccounts of the separate account. Your policy value in those subaccounts constitutes a portion of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. You also may be permitted to make allocations to guaranteed period options of the fixed account, which are supported by the assets in our general account. Any guarantees under a policy that exceed policy value, such as those associated with any lifetime withdrawal benefit riders and any optional death benefits, are paid from our general account (and not the separate account). Therefore, any amounts that we may be obligated to pay under the policy in excess of policy value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the separate account, however, are also available to cover the liabilities of our general account, but only to the extent that the separate account assets exceed the separate account liabilities arising under the policies supported by it.
We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.
As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligation we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. In addition, we hedge our investments in our general account, and may require purchasers of certain of the variable insurance products that we offer to allocate premium payments and policy value in accordance with specified investment requirements. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments. We may also experience liquidity risk if our general account assets cannot be readily converted into cash to meet obligations to our policy owners or to provide the collateral necessary to finance our business operations.
How to Obtain More Information. We encourage both existing and prospective policy owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Iowa Department of Insurance as well as the financial statements of the separate account—are located in the statement of Additional Information (SAI). For a free copy of the SAI, simply call or write us at the phone number or address of our Administrative Office referenced in this prospectus. In addition, the SAI is available on the SEC's
75

website at http://www.sec.gov. Our financial strength ratings which reflect the opinions of leading independent rating agencies of our ability to meet our obligations to our policy owners are available on our website (https://www.transamerica.com/individual/what-we-do/about-us/financial-strength/), and the websites of these nationally recognized statistical ratings organizations – A.M. Best Company (www.ambest.com), Moody’s Investors Service (www.moodys.com), Standard & Poor’s Rating Services (www.standardandpoors.com) and Fitch, Inc. (www.fitchratings.com).
The Separate Account
The Company established a separate account, called Separate Account VA B, under the laws of the State of Iowa on January 19, 1990. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.
The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or the Company. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to the Company's other income, gains or losses.
The assets of the separate account are held in the Company's name on behalf of the separate account and belong to the Company. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business the Company may conduct. The separate account may include other subaccounts that are not available under these policies.
The Underlying Funds
At the time you purchase your policy, you may allocate your premium to subaccounts. These are subdivisions of our separate account, an account that keeps your policy assets separate from our company assets. The subaccounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your investment professional even though they may have similar investment strategies and the same portfolio managers. Each underlying fund portfolio has varying degrees of investment risk. Underlying fund portfolios are also subject to separate fees and expenses such as management fees and operating expenses. “Master-feeder” or “fund of funds” invest substantially all of their assets in other funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. Read the underlying fund portfolio prospectuses carefully before investing. We do not guarantee the investment results of any underlying fund portfolio. Certain underlying fund portfolios may not be available in all states and in all share classes. Please see “Appendix - Portfolios Associated with the Subaccounts” for additional information.
Other Transamerica Policies
We offer a variety of fixed and variable annuity policies. They may offer features, including investment options, and have fees and charges, that are different from those in the policy offered by this Prospectus. Not every policy we issue is offered through every financial intermediary. Some financial intermediaries may not offer and/or limit the offering of certain features or options, as well as limit the availability of the policies, based on issue age, or other criteria established by the financial intermediary. Upon request, your financial professional can show you information regarding other Transamerica annuity policies that he or she distributes. You can also contact us to find out more about the availability of any of the Transamerica annuity policies.
You should work with your financial professional to decide whether this policy is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.
Distribution of the Policies
Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (TCI), for the distribution and sale of the policies. We pay commissions to TCI which are passed through to selling firms. (See below). We also pay TCI an “override” that is a percentage of total commissions paid on sales of our policies which is not passed through to the selling firms and we may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies. TCI may market the policies through bank affiliated firms, national brokerage firms, regional and independent broker-dealers and independent financial planners.
We have discontinued new sales of the policies. You may, however, continue to make premium payments to fund your policy pursuant to its terms, and exercise all other rights and options under your policy - such as reallocating your policy value among investment options, making surrenders (full or partial), and making changes of ownership of your policy.
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Compensation to Broker-Dealers Who Sold the Policies. The policies have been offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the policies. We pay ongoing commissions through TCI to the selling firms for their past sales of the policies.
The selling firms were paid commissions for the promotion and sale of the policies according to one or more schedules. The amount and timing of commissions varies depending on the selling agreement, but the maximum commission is 7% of premium payment (additional amounts may be paid as overrides to wholesalers).
To the extent permitted by Financial Industry Regulatory Authority (FINRA) rules, the Company and TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms and their sales representatives that may be based, in part on premiums paid after the initial premium. These arrangements are described further below.
The sales representative who sold you the policy may receive a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may continue to receive in connection with your policy. Also inquire about any ongoing compensation arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.
You should be aware that a selling firm or its sales representatives may have received different compensation or incentives for selling one product over another. In some cases, these differences may have created an incentive for the selling firm or its sales representatives to have recommended or sold this policy to you.
Special Compensation Paid to Affiliated Firms. We and/or our affiliates provide paid-in capital to TCI and pay the cost of TCI's operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. We and/or our affiliates also provide TCI with a percentage of total commissions paid on sales of our policies and provide TCI with capital payments that are not contingent on sales.
TCI's registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, payments, loans, loan forgiveness or loan guarantees.
Additional Compensation That We, TCI and/or Our Affiliates Pay to Selected Selling Firms. TCI, may continue to pay certain selling firms additional cash amounts in order to receive enhanced marketing services and increased access to their sales representatives. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ among selling firms.
In addition, TCI paid selling firms other special fees based on new sales and/or assets under management. During 2016, TCI had paid such fees to at least 61 broker-dealers and other financial intermediaries. Some of the more significant entities were:
BBVA Securities, Inc. • Bruderman Brothers, LLC • Cambridge Investment Research, Inc. •  CCO Investments •  Centarus Financial, Inc. • Cetera Advisor Networks LLC • Cetera Advisors LLC • Cetera Financial Specialists LLC • Cetera Investment Services LLC •  CFD Investments, Inc • Commonwealth Financial Network • Edward D. Jones & Co., L.P.• Equity Services, Inc. • Fifth Third Securities, Inc. • First Allied Holdings, Inc. • FSC Securities Corporation •  Geneos Wealth Management, Inc. • Girard Securities, Inc. • Hantz Financial Services, Inc. • Invest Financial Corporation • Investacorp, Inc. • Investment Centers of America, Inc. • Investors Capital Holding, Inc. • James T. Borello & Co, • Janney Montgomery Scott, LLC • JP Turner & Company • Key Investment Services, Inc. • Legend Equities Corporation • Lincoln Financial Advisors Corporation • Lincoln Financial Securities Corporation • LPL Financial, LLC. • M&T Securities Product Management • Merrill Lynch, Pierce, Fenner & Smith Inc. • MetLife Securities, Inc. • Morgan Stanley Smith Barney, Inc. • Mutual of Omaha Inv. Serv. • National Planning Corporation • NFP Securities Inc. • Park Avenue Securities, LLC • Raymond James & Associates, Inc. • Raymond James Financial Services, Inc. • Royal Alliance Associates, Inc. • SagePoint Financial, Inc. • Santander Securities LLC • Securian Financial Services, Inc. • Securities America, Inc. •  Sigma Financial Corporation • Signator Investors, Inc. • SII Investments, Inc. • Summit Financial Service Group, Inc. • SunTrust Investment Services • The Huntington Investment Company • Transamerica Financial Advisors, Inc. • UBS Financial Services • US Bancorp Investments, Inc. • VOYA Financial Partners, LLC • VSR Financial Services, Inc. • Wells Fargo Advisors Financial Network, LLC • Wells Fargo Advisors, LLC • Wells Fargo Investments LLC • Woodbury Financial
For the calendar year ended December 31, 2016 TCI paid approximately $25,000,000 to various brokers and other financial intermediaries in connection with revenue sharing arrangements.
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No specific charge is assessed directly to owners or the separate account to cover commissions, non-cash compensation, and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the policy and other corporate revenue.
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
Glossary of Terms
The Policy - General Provisions
Certain Federal Income Tax Consequences
Investment Experience
Performance
Historical Performance Data
Published Ratings
State Regulation of Transamerica Life Insurance Company
Administration
Records and Reports
Distribution of the Policies
Voting Rights
Other Products
Custody of Assets
Independent Registered Public Accounting Firm
Other Information
Financial Statements
Appendix - Condensed Financial Information
78

APPENDIX
UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS
The following is a list of current underlying fund portfolios available under the policy, which are subject to change as discussed in this Prospectus. Please Note: The Company reserves the right to change investment choices made by purchasers of the Living Benefits Rider and Retirement Income Choice® 1.2 Rider (if the Open Allocation option is elected) as we deem necessary to support the guarantees under these riders.
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
AB VARIABLE PRODUCTS SERIES FUND, INC.
AB Balanced Wealth Strategy Portfolio - Class B	AB Balanced Wealth Strategy Portfolio - Class B	AllianceBernstein L.P.
Investment Objective: Maximize total return consistent with the Adviser's determination of reasonable risk.
AMERICAN FUNDS INSURANCE SERIES® TRUST
American Funds - Asset Allocation FundSM - Class 2	American Funds - Asset Allocation FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: High total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds - Bond FundSM - Class 2	American Funds - Bond FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: To provide as high a level of current income as is consistent with the preservation of capital.
American Funds - Growth FundSM - Class 2	American Funds - Growth FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: Growth of capital.
American Funds - Growth-Income FundSM - Class 2	American Funds - Growth-Income FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: Long-term growth of capital and income.
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND
Fidelity ® VIP Balanced Portfolio - Service Class 2	Fidelity ® VIP Balanced Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Income and capital growth consistent with reasonable risk.
STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.
State Street Total Return V.I.S. Fund - Class 3(3)	State Street Total Return V.I.S. Fund - Class 3(3)	SSGA Funds Management, Inc.(3)
Investment Objective: Seeks the highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.
TRANSAMERICA SERIES TRUST*
TA AB Dynamic Allocation - Service Class	Transamerica AB Dynamic Allocation VP - Service Class	Alliance Bernstein L.P.
Investment Objective: Capital appreciation and current income.
TA Aegon Government Money Market - Service Class(2)	Transamerica Aegon Government Money Market VP – Service Class(2)	Aegon USA Investment Management, LLC
Investment Objective: Maximum current income from money market securities consistent with liquidity and preservation of principal.
TA Aegon High Yield Bond - Service Class	Transamerica Aegon High Yield Bond VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: High level of current income by investing in high-yield debt securities.
TA Aegon U.S. Government Securities - Service Class	Transamerica Aegon U.S. Government Securities VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: High level of total return as is consistent with prudent investment strategies.
TA American Funds Managed Risk - Balanced - Service Class	Transamerica American Funds Managed Risk VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
TA Barrow Hanley Dividend Focused - Service Class	Transamerica Barrow Hanley Dividend Focused VP – Service Class	Barrow, Hanley, Mewhinney, & Strauss, LLC
Investment Objective: Long-term capital growth.
TA BlackRock Equity Smart Beta 100 - Service Class	Transamerica BlackRock Equity Smart Beta 100 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation.
TA BlackRock Global Allocation - Service Class	Transamerica BlackRock Global Allocation VP - Service Class	Transamerica Asset Management, Inc.
Investment Objective: High total investment return. Total investment return is the combination of capital appreciation and investment income.
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Balanced VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide capital appreciation and income while seeking to manage volatility.
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UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TA BlackRock Global Allocation Managed Risk - Growth - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Growth VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide capital appreciation and income while seeking to manage volatility.
TA BlackRock Smart Beta 50 - Service Class	Transamerica BlackRock Smart Beta 50 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation and capital preservation.
TA BlackRock Smart Beta 75 - Service Class	Transamerica BlackRock Smart Beta 75 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation with capital preservation as a secondary objective.
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class	BlackRock Financial Management, Inc.
Investment Objective: Capital appreciation with current income as secondary objective.
TA Clarion Global Real Estate Securities - Service Class	Transamerica Clarion Global Real Estate Securities VP – Service Class	CBRE Clarion Securities, LLC
Investment Objective: Long-term total return from investments primarily in equity securities of real estate companies. Total return consists of realized and unrealized capital gains and losses plus income.
TA International Equity Index - Service Class(4)	Transamerica International Equity Index VP - Service Class(4)	SSGA Funds Management, Inc.(4)
Investment Objective: Seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada.
TA Janus Balanced - Service Class	Transamerica Janus Balanced VP–Service Class	Janus Capital Management LLC
Investment Objective: Long-term capital growth, consistent with preservation of capital and balanced by current income.
TA Janus Mid-Cap Growth - Service Class	Transamerica Janus Mid-Cap Growth VP – Service Class	Janus Capital Management LLC
Investment Objective: Capital appreciation.
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class	QS Investors, LLC
Investment Objective: Seeks capital appreciation and income.
TA Legg Mason Dynamic Allocation - Growth - Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP - Service Class	QS Investors, LLC
Investment Objective: Seeks capital appreciation and income.
TA MFS International Equity - Service Class	Transamerica MFS International Equity VP – Service Class	MFS ® Investment Management
Investment Objective: Capital growth.
TA Madison Balanced Allocation - Service Class	Transamerica Madison Balanced Allocation VP - Service Class	Madison Asset Management. LLC
Investment Objective: Capital appreciation and current income.
TA Madison Conservative Allocation - Service Class	Transamerica Madison Conservative Allocation VP - Service Class	Madison Asset Management. LLC
Investment Objective: Current income and preservation of capital.
TA Madison Diversified Income - Service Class	Transamerica Madison Diversified Income VP - Service Class	Madison Asset Management. LLC
Investment Objective: High total return through the combination of income and capital appreciation.
TA Managed Risk - Balanced ETF - Service Class	Transamerica Managed Risk - Balanced ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Balance capital appreciation and income.
TA Managed Risk - Conservative ETF - Service Class	Transamerica Managed Risk - Conservative ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Current income and preservation of capital.
TA Managed Risk - Growth ETF - Service Class	Transamerica Managed Risk - Growth ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Capital appreciation as a primary objective and income as a secondary objective.
TA PIMCO Tactical - Balanced - Service Class	Transamerica PIMCO Tactical–Balanced VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks combination of capital appreciation and income.
TA PIMCO Tactical - Conservative - Service Class	Transamerica PIMCO Tactical–Conservative VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks combination of capital appreciation and income.
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UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TA PIMCO Tactical - Growth - Service Class	Transamerica PIMCO Tactical–Growth VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks combination of capital appreciation and income.
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class	Pacific Investment Management Company LLC
Investment Objective: Maximum total return consistent with preservation of capital and prudent investment management.
TA PineBridge Inflation Opportunities- Service Class	Transamerica PineBridge Inflation Opportunities VP - Service Class	PineBridge Investments LLC
Investment Objective: Maximum real return consistent with preservation of real capital and prudent investment management.
TA QS Investors Active Asset Allocation - Conservative - Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP - Service Class	QS Investors, LLC
Investment Objective: Current income and preservation of capital.
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP - Service Class	QS Investors, LLC
Investment Objective: Capital appreciation with current income as a secondary objective.
TA QS Investors Active Asset Allocation - Moderate - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP - Service Class	QS Investors, LLC
Investment Objective: Capital appreciation and current income.
TA T. Rowe Price Small Cap - Service Class	Transamerica T. Rowe Price Small Cap VP – Service Class	T. Rowe Price Associates, Inc.
Investment Objective: Long-term growth of capital by investing primarily in common stocks of small growth companies.
TA TS&W International Equity - Service Class	Transamerica TS&W International Equity VP – Service Class	Thompson, Siegel & Walmsley LLC
Investment Objective: Long-term capital appreciation.
TA U.S. Equity Index - Service Class(5)	Transamerica U.S. Equity Index VP - Service Class(5)	SSGA Funds Management, Inc.(5)
Investment Objective: Seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.
(1)	Some subaccounts may be available for certain policies and may not be available for all policies. You should work with your registered representative to decide which subaccount(s) may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objective, investment goals, time horizons, and risk tolerance.
(2)	There can be no assurance that the Transamerica Aegon Government Money Market VP - Service Class portfolio will be able to maintain a stable net asset value per share during extended periods of low interest rates, and partly as a result of policy charges, the yield on the TA Aegon Government Money Market - Service Class subaccount may become extremely low and possibly negative.
(3)	This subaccount will become available on or about June 1, 2017.
(4)	Effective on or about May 1, 2017, Transamerica International Equity Index VP subadvised by SSGA Funds Management, Inc. will be added.
(5)	Effective on or about May 1, 2017, Transamerica International Equity Index VP subadvised by SSGA Funds Management, Inc. will be added.
* All underlying fund portfolios in the Transamerica Series Trust are advised by Transamerica Asset Management. The entities listed are the subadvisers unless otherwise indicated.
Certain subaccounts may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any subaccount at any time. In some cases, a subaccount not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a subaccount, please contact your financial intermediary or our Administrative Office.
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CLOSED INVESTMENT OPTIONS:
The following subaccount is only available to owners that held an investment in this subaccount prior to September 17, 2012. However, if any such owner surrenders all of his or her money from this subaccount on or after September 17, 2012, that owner may no longer reinvest in this subaccount.
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.
State Street Total Return V.I.S. Fund - Class 3	State Street Total Return V.I.S. Fund - Class 3	SSGA Funds Management, Inc.
Effective open of business September 17, 2012, the following subaccount is closed to new investments:
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Income VIP Fund - Class 2	Franklin Income VIP Fund - Class 2	Franklin Advisers, Inc.
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APPENDIX
Designated Investment Options
The table below identifies the Designated Investment Options available for use with the Guaranteed Minimum Death Benefits and our Guaranteed Lifetime Withdrawal Benefits.
	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider Designated Allocation Groups
Funds	Before 12/12/11	12/12/11 to 11/9/14	11/10/14 and After	A	B	C
AB Balanced Wealth Strategy Portfolio - Class B(2)				√
American Funds - Bond FundSM - Class 2	√	√	√			√
State Street Total Return V.I.S. Fund - Class 3(2)				√
TA AB Dynamic Allocation - Service Class	√					√
TA Aegon Government Money Market - Service Class	√	√	√			√
TA Aegon U.S. Government Securities - Service Class	√	√	√			√
TA American Funds Managed Risk - Balanced - Service Class(1)	√	√			√
TA BlackRock Equity Smart Beta 100 - Service Class
TA BlackRock Global Allocation - Service Class				√
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(1)	√	√			√
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(1)	√			√
TA BlackRock Smart Beta 50 - Service Class				√
TA BlackRock Smart Beta 75 - Service Class
TA BlackRock Tactical Allocation - Service Class(1)					√
TA Janus Balanced - Service Class				√
TA Legg Mason Dynamic Allocation - Balanced - Service Class(1)	√	√	√		√
TA Legg Mason Dynamic Allocation - Growth - Service Class(1)				√
TA Madison Balanced Allocation - Service Class(1)	√	√			√
TA Madison Conservative Allocation - Service Class(1)	√	√	√			√
TA Madison Diversified Income - Service Class(3)	√	√	√		√
TA Managed Risk - Balanced ETF - Service Class(1)	√	√	√		√
TA Managed Risk - Conservative ETF - Service Class(1)	√	√	√			√
TA Managed Risk - Growth ETF - Service Class(1)				√
TA PIMCO Tactical - Balanced - Service Class(1)	√	√			√
TA PIMCO Tactical - Conservative - Service Class(1)						√
TA PIMCO Tactical - Growth - Service Class(1)				√
TA PIMCO Total Return - Service Class	√	√	√			√
TA PineBridge Inflation Opportunities- Service Class	√	√	√			√
TA QS Investors Active Asset Allocation - Conservative - Service Class(1)	√	√	√			√
TA QS Investors Active Asset Allocation - Moderate - Service Class(1)(3)	√	√	√		√
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(1)				√
Fixed Account	√	√	√			√
(1)	This subaccount invests in an underlying fund that utilized a volatility management strategy as part of its investment objective and/or principal
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Designated Investment Options — (Continued)
investment strategy. See “Investment Restrictions” earlier in the prospectus for information on how volatility management strategies may impact your policy value in certain optional riders.
(2)	This subaccount will be available as a designated fund for the Retirement Income Choice® 1.6 rider on or about June 1, 2017.
(3)	This subaccount will be available as a designated fund for the Retirement Income Max® rider on or about June 1, 2017.
Certain designated investment options may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any designated investment option at any time. In some cases, a designated investment option not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a designated investment option, please contact your financial intermediary or our Administrative Office.
84

APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses (including any applicable fund facilitation fees) available on December 31, 2016. Should the total separate account expense applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by contacting us at:
Calling:	(800) 525-6205
Writing:	Transamerica Life Insurance Company 4333 Edgewood Road NE Cedar Rapids, IA 52499-0001

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount Inception Date November 10, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.713282 $1.720152 $1.633275 $1.428555 $1.281555 $1.344388 $1.239595 $1.012991 $1.000000	$1.759585 $1.713282 $1.720152 $1.633275 $1.428555 $1.281555 $1.344388 $1.239595 $1.012991	4,733,982.884 4,825,603.021 4,966,720.178 4,652,404.638 4,243,178.264 4,358,126.163 3,176,084.209 1,834,244.097 4,854.267
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.585482 $1.591754 $1.537451 $1.265353 $1.108731 $1.114202 $1.008165 $0.989782	$1.704083 $1.585482 $1.591754 $1.537451 $1.265353 $1.108731 $1.114202 $1.008165	16,767,762.752 17,827,559.189 17,037,747.923 15,903,574.654 12,129,840.585 11,002,812.595 5,888,366.869 342,751.375
American Funds - Bond FundSM - Class 2(2) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.097628 $1.114332 $1.077518 $1.121116 $1.083204 $1.039220 $0.993876 $1.000903	$1.110019 $1.097628 $1.114332 $1.077518 $1.121116 $1.083204 $1.039220 $0.993876	6,899,696.201 6,132,405.228 6,440,570.894 6,669,357.840 6,723,163.334 4,335,253.677 1,758,795.251 150,622.372
American Funds - Growth FundSM - Class 2(2) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.820707 $1.734526 $1.627293 $1.273284 $1.099591 $1.169354 $1.003022 $0.986485	$1.958319 $1.820707 $1.734526 $1.627293 $1.273284 $1.099591 $1.169354 $1.003022	7,717,999.888 7,740,910.774 8,081,324.968 6,864,086.527 5,880,491.065 3,905,538.641 2,225,606.298 28,512.540
American Funds - Growth-Income FundSM - Class 2(2) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.744688 $1.750626 $1.610840 $1.228334 $1.064468 $1.103785 $1.008415 $0.986806	$1.911385 $1.744688 $1.750626 $1.610840 $1.228334 $1.064468 $1.103785 $1.008415	6,077,687.516 4,118,036.699 4,029,090.306 3,792,028.972 3,289,417.936 2,221,314.046 1,691,024.699 17,907.186
85

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.420685 $1.436821 $1.325572 $1.127958 $0.997180 $1.052371 $0.907083 $0.665606 $1.000000	$1.497436 $1.420685 $1.436821 $1.325572 $1.127958 $0.997180 $1.052371 $0.907083 $0.665606	10,748,096.079 11,232,778.225 11,108,366.632 9,811,787.157 8,677,473.265 7,118,121.215 4,652,314.477 3,276,384.444 506,583.145
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.182143 $1.290946 $1.252502 $1.115734 $1.005351 $0.996636 $0.897800 $0.672044 $0.969756 $1.000000	$1.328062 $1.182143 $1.290946 $1.252502 $1.115734 $1.005351 $0.996636 $0.897800 $0.672044 $0.969756	7,182,061.177 8,867,391.227 10,736,196.854 11,572,097.747 13,125,725.645 13,351,180.746 7,819,838.498 5,134,949.174 2,245,505.680 785,173.699
State Street Total Return V.I.S. Fund - Class 3(1)(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.282542 $1.322097 $1.279657 $1.135198 $1.028571 $1.079477 $1.003804 $0.988814	$1.337839 $1.282542 $1.322097 $1.279657 $1.135198 $1.028571 $1.079477 $1.003804	2,884,138.907 2,896,168.178 3,325,650.745 2,951,776.116 2,619,636.167 1,967,086.227 715,680.337 2,605.961
TA AB Dynamic Allocation - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.607957 $1.638943 $1.578948 $1.499370 $1.438604 $1.436219 $1.335549 $1.033496 $1.665133 $1.428939	$1.615777 $1.607957 $1.638943 $1.578948 $1.499370 $1.438604 $1.436219 $1.335549 $1.033496 $1.665133	10,976,575.869 12,380,781.241 10,898,966.626 12,013,461.214 13,102,214.833 9,402,118.631 1,593,165.138 451,065.211 278,861.942 533,892.149
TA Aegon Government Money Market - Service Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.960881 $0.975221 $0.989809 $1.004609 $1.019683 $1.034921 $1.050379 $1.066018 $1.059141 $1.026204	$0.946739 $0.960881 $0.975221 $0.989809 $1.004609 $1.019683 $1.034921 $1.050379 $1.066018 $1.059141	19,314,534.926 25,703,843.891 28,168,440.822 21,664,491.923 24,268,769.002 16,936,197.348 12,496,464.504 10,703,944.406 11,099,099.147 4,124,023.150
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 1, 1998	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.798931 $1.907954 $1.869187 $1.784325 $1.546734 $1.501747 $1.358908 $0.939196 $1.279014 $1.276255	$2.038312 $1.798931 $1.907954 $1.869187 $1.784325 $1.546734 $1.501747 $1.358908 $0.939196 $1.279014	4,890,107.210 4,601,970.768 5,013,018.618 11,602,496.868 11,913,250.882 4,612,663.846 3,075,773.200 2,185,947.989 287,355.118 457,397.140
86

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 13, 1994	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.271297 $1.292629 $1.256459 $1.307833 $1.265974 $1.197654 $1.166358 $1.136157 $1.073637 $1.030263	$1.254313 $1.271297 $1.292629 $1.256459 $1.307833 $1.265974 $1.197654 $1.166358 $1.136157 $1.073637	7,985,758.712 7,935,793.804 7,555,340.870 8,209,499.262 21,082,939.214 12,062,214.950 11,418,895.108 5,877,174.025 1,885,897.901 361,297.493
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.271297 $1.292629 $1.256459 $1.307833 $1.265974 $1.197654 $1.166358 $1.136157 $1.073637 $1.030263	$1.254313 $1.271297 $1.292629 $1.256459 $1.307833 $1.265974 $1.197654 $1.166358 $1.136157 $1.073637	3,672,453.128 3,203,430.969 2,669,537.732 2,931,963.249 12,172,762.330 17,082,804.780 10,844,525.758 16,654,125.738 28,331,587.997 1,088,666.718
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2016 2015	$9.524294 $9.999592	$9.985489 $9.524294	251,720.615 105,751.234
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.308371 $2.436357 $2.209209 $1.725844 $1.571597 $1.556876 $1.434601 $1.280515 $1.971298 $1.917627	$2.606177 $2.308371 $2.436357 $2.209209 $1.725844 $1.571597 $1.556876 $1.434601 $1.280515 $1.971298	6,319,880.296 6,165,367.848 6,888,466.023 6,934,456.529 6,439,929.341 4,693,027.263 3,873,506.055 1,363,494.337 665,750.433 750,652.143
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998780	$10.467150	0.000
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.462132 $1.502498 $1.500189 $1.331962 $1.230599 $1.300004 $1.203183 $1.000000	$1.506266 $1.462132 $1.502498 $1.500189 $1.331962 $1.230599 $1.300004 $1.203183	49,262,580.660 54,607,473.478 59,908,595.114 61,597,978.179 63,404,565.105 56,581,753.707 33,542,967.877 4,602,981.694
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2016 2015 2014	$9.427425 $9.908136 $9.998776	$9.322970 $9.427425 $9.908136	102,580.303 111,010.855 6,759.966
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10, 2014	2016 2015 2014	$9.230789 $9.868224 $9.998776	$9.077556 $9.230789 $9.868224	377,617.617 434,065.700 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998780	$10.150822	111,039.320
TA BlackRock Smart Beta 75 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998780	$10.220022	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.652117 $1.678990 $1.621951 $1.465379 $1.352082 $1.322799 $1.206946 $1.000000	$1.707659 $1.652117 $1.678990 $1.621951 $1.465379 $1.352082 $1.322799 $1.206946	43,895,028.739 48,709,765.491 54,398,626.901 51,074,814.429 43,129,840.553 24,446,774.302 11,903,808.679 1,621,280.990
87

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.534309 $2.594954 $2.324820 $2.275322 $1.848023 $1.995615 $1.756760 $1.340633 $2.366536 $2.580481	$2.507402 $2.534309 $2.594954 $2.324820 $2.275322 $1.848023 $1.995615 $1.756760 $1.340633 $2.366536	2,548,681.335 2,946,666.711 3,194,236.516 3,066,099.248 2,821,345.907 2,137,194.645 1,194,819.376 499,997.796 350,357.465 506,071.765
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.198427 $1.214922 $1.143599 $0.975267 $0.879968 $1.001403 $0.985842 $0.986575	$1.229400 $1.198427 $1.214922 $1.143599 $0.975267 $0.879968 $1.001403 $0.985842	14,731,739.102 16,090,138.493 15,461,745.187 14,109,352.954 9,318,857.489 6,167,664.040 4,302,364.392 286,431.450
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.326738 $2.492841 $2.536859 $1.854746 $1.730832 $1.887300 $1.434038 $0.909040 $1.722779 $1.430616	$2.239642 $2.326738 $2.492841 $2.536859 $1.854746 $1.730832 $1.887300 $1.434038 $0.909040 $1.722779	2,504,595.239 2,626,812.570 3,033,897.482 3,197,059.889 3,119,116.035 3,164,153.938 1,121,882.864 513,541.011 197,130.488 297,554.272
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2016 2015 2014 2013 2012	$1.121033 $1.161974 $1.087191 $1.008908 $1.000000	$1.097116 $1.121033 $1.161974 $1.087191 $1.008908	8,835,422.261 8,716,406.217 8,442,275.262 7,510,896.861 3,134,814.610
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2016 2015 2014 2013 2012	$1.165325 $1.218749 $1.143507 $1.003956 $1.000000	$1.136804 $1.165325 $1.218749 $1.143507 $1.003956	8,416,079.243 9,664,269.576 7,705,330.926 5,286,958.173 1,616,834.461
TA Madison Balanced Allocation - Service Class Subaccount inception Date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.169600 $1.195923 $1.147943 $1.027927 $0.963442 $1.000000	$1.212876 $1.169600 $1.195923 $1.147943 $1.027927 $0.963442	4,915,800.310 5,321,157.927 5,540,739.557 5,851,840.832 4,483,399.991 1,704,543.575
TA Madison Conservative Allocation - Service Class Subaccount inception Date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.098773 $1.123644 $1.088716 $1.034089 $0.987209 $1.000000	$1.126874 $1.098773 $1.123644 $1.088716 $1.034089 $0.987209	3,049,503.160 3,338,837.567 3,806,933.622 4,524,226.137 3,258,291.940 878,134.437
TA Madison Diversified Income - Service Class Subaccount inception Date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.165843 $1.181608 $1.133478 $1.053359 $1.011959 $1.000000	$1.227219 $1.165843 $1.181608 $1.133478 $1.053359 $1.011959	2,950,666.101 2,921,809.538 3,174,906.170 3,268,249.939 2,350,431.750 830,281.799
88

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.196308 $1.236128 $1.200071 $1.093104 $1.023630 $1.023942 $0.938912 $0.817803 $1.000000	$1.222900 $1.196308 $1.236128 $1.200071 $1.093104 $1.023630 $1.023942 $0.938912 $0.817803	46,576,593.803 52,250,894.838 55,158,671.166 54,296,022.488 38,483,093.656 23,295,906.340 9,725,817.279 13,554,185.023 131,550.356
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.234284 $1.261475 $1.216626 $1.149041 $1.093979 $1.076184 $0.998250 $0.999959	$1.265649 $1.234284 $1.261475 $1.216626 $1.149041 $1.093979 $1.076184 $0.998250	10,563,810.739 10,439,815.444 10,824,234.430 10,228,169.582 8,605,627.676 3,537,223.547 1,073,755.591 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.189596 $1.251429 $1.221689 $1.043955 $0.949931 $0.975207 $0.875931 $0.721758 $1.000000	$1.226783 $1.189596 $1.251429 $1.221689 $1.043955 $0.949931 $0.975207 $0.875931 $0.721758	68,484,626.157 74,324,647.134 83,628,438.825 76,066,311.071 54,244,131.719 43,631,049.916 35,148,257.392 17,391,617.912 2,012,269.671
TA MFS International Equity - Service Class Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.062913 $2.098956 $2.252306 $1.941176 $1.616793 $1.827773 $1.681853 $1.290929 $2.032875 $1.895435	$2.029792 $2.062913 $2.098956 $2.252306 $1.941176 $1.616793 $1.827773 $1.681853 $1.290929 $2.032875	1,981,484.598 2,239,486.108 1,999,647.534 2,007,856.193 1,558,374.028 1,240,204.870 805,931.948 512,855.910 336,816.455 760,765.644
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2012	2016 2015 2014 2013 2012	$1.033083 $1.075969 $1.012797 $0.919103 $0.925719	$1.072624 $1.033083 $1.075969 $1.012797 $0.919103	11,093,809.856 11,786,276.367 11,741,540.681 11,434,206.717 7,826,328.936
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2012	2016 2015 2014 2013 2012	$0.990093 $1.026253 $0.958074 $0.899120 $0.902981	$1.024054 $0.990093 $1.026253 $0.958074 $0.899120	7,773,487.641 7,819,567.593 6,413,819.804 6,856,940.718 4,863,404.671
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2012	2016 2015 2014 2013 2012	$0.990242 $1.041082 $0.993201 $0.863059 $0.873828	$1.023180 $0.990242 $1.041082 $0.993201 $0.863059	7,821,222.372 8,338,175.618 7,628,748.362 7,441,990.919 5,300,746.806
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.413105 $1.426917 $1.388085 $1.448972 $1.370456 $1.312870 $1.246128 $1.092698 $1.144309 $1.067572	$1.426728 $1.413105 $1.426917 $1.388085 $1.448972 $1.370456 $1.312870 $1.246128 $1.092698 $1.144309	27,455,684.060 30,122,010.074 32,727,805.445 36,532,339.353 37,646,728.713 25,225,114.819 17,309,040.532 6,838,365.294 1,726,062.601 1,297,631.325
89

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PineBridge Inflation Opportunities- Service Class Subaccount inception Date May 2, 2011	2016 2015 2014 2013 2012 2011	$0.969976 $1.013587 $0.995180 $1.116750 $1.066426 $1.000000	$0.992025 $0.969976 $1.013587 $0.995180 $1.116750 $1.066426	7,384,513.119 8,216,600.577 9,135,376.085 9,686,696.844 8,643,082.748 2,624,256.684
TA ProFunds UltraBear Fund - Service Class OAM Subaccount inception Date May 1, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$0.080580 $0.088209 $0.120311 $0.222465 $0.320009 $0.405751 $0.562345 $1.000000	$0.060648 $0.080580 $0.088209 $0.120311 $0.222465 $0.320009 $0.405751 $0.562345	64,130,709.537 45,372,731.530 19,856,757.902 14,747,695.979 44,957,963.655 45,168,626.840 3,584,184.325 172,759.606
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception Date December 9, 2011	2016 2015 2014 2013 2012 2011	$1.068120 $1.110358 $1.087784 $1.031189 $0.980272 $1.000000	$1.080245 $1.068120 $1.110358 $1.087784 $1.031189 $0.980272	10,336,762.899 11,339,413.622 13,634,729.520 15,290,846.487 12,682,093.880 7,436,026.896
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2012	2016 2015 2014 2013 2012	$1.080833 $1.173747 $1.154131 $1.005469 $0.982260	$1.085851 $1.080833 $1.173747 $1.154131 $1.005469	19,259,856.326 24,297,339.107 26,088,700.763 24,235,190.533 16,635,454.489
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2012	2016 2015 2014 2013 2012	$1.079998 $1.145176 $1.121783 $1.024706 $1.004922	$1.087306 $1.079998 $1.145176 $1.121783 $1.024706	16,450,954.169 18,183,903.310 20,381,462.698 20,280,958.890 11,605,767.331
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$3.296353 $3.275219 $3.128977 $2.210107 $1.943843 $1.943542 $1.471490 $1.079705 $1.723339 $1.600870	$3.605081 $3.296353 $3.275219 $3.128977 $2.210107 $1.943843 $1.943542 $1.471490 $1.079705 $1.723339	3,932,812.998 3,683,946.638 3,759,695.896 3,965,198.631 3,151,007.829 2,467,702.802 1,519,465.114 714,925.002 362,239.770 541,949.910
TA TS&W International Equity - Service Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.005435 $2.014574 $2.161065 $1.767918 $1.541241 $1.831042 $1.717602 $1.387180 $2.310106 $2.034237	$1.991011 $2.005435 $2.014574 $2.161065 $1.767918 $1.541241 $1.831042 $1.717602 $1.387180 $2.310106	1,345,890.574 2,363,393.171 1,270,041.222 1,275,903.820 1,235,381.256 1,068,306.135 976,999.975 745,245.758 737,860.075 1,104,968.644

90

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount Inception Date November 10, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.737579 $1.741112 $1.649925 $1.440290 $1.289515 $1.350083 $1.242394 $1.013273 $1.000000	$1.788036 $1.737579 $1.741112 $1.649925 $1.440290 $1.289515 $1.350083 $1.242394 $1.013273	13,937,946.921 15,097,893.411 14,490,465.851 13,849,741.522 12,360,697.011 11,117,756.377 7,118,347.462 4,221,944.017 148,500.199
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.604666 $1.607850 $1.549943 $1.273134 $1.113350 $1.116648 $1.008398 $0.989787	$1.728094 $1.604666 $1.607850 $1.549943 $1.273134 $1.113350 $1.116648 $1.008398	61,229,002.961 56,232,278.726 58,764,126.600 58,837,799.222 44,987,411.630 35,818,173.784 17,641,226.158 269,768.174
American Funds - Bond FundSM - Class 2(2) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.110913 $1.125609 $1.086297 $1.128027 $1.087721 $1.041503 $0.994105 $1.000908	$1.125662 $1.110913 $1.125609 $1.086297 $1.128027 $1.087721 $1.041503 $0.994105	28,421,707.212 27,708,047.790 29,747,278.718 31,564,280.949 31,908,333.652 15,650,416.354 6,112,073.587 256,270.891
American Funds - Growth FundSM - Class 2(2) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.842755 $1.752076 $1.640522 $1.281122 $1.104178 $1.171929 $1.003254 $0.986490	$1.985902 $1.842755 $1.752076 $1.640522 $1.281122 $1.104178 $1.171929 $1.003254	20,013,479.456 21,613,289.062 21,067,167.983 21,029,944.801 17,653,279.337 11,383,837.203 5,623,638.427 191,615.659
American Funds - Growth-Income FundSM - Class 2(2) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.765846 $1.768375 $1.623967 $1.235904 $1.068907 $1.106211 $1.008648 $0.986811	$1.938364 $1.765846 $1.768375 $1.623967 $1.235904 $1.068907 $1.106211 $1.008648	13,471,903.577 13,225,169.837 15,334,525.559 13,715,447.737 11,027,296.204 7,572,546.852 3,671,938.882 58,438.637
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.442358 $1.455868 $1.340488 $1.138401 $1.004416 $1.057928 $0.910073 $0.666486 $1.000000	$1.523263 $1.442358 $1.455868 $1.340488 $1.138401 $1.004416 $1.057928 $0.910073 $0.666486	46,928,753.005 46,892,843.252 43,505,478.469 36,709,763.231 35,675,727.144 25,046,461.605 16,383,988.542 11,521,877.756 4,250,046.051
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.202518 $1.310604 $1.269067 $1.128272 $1.014638 $1.003872 $0.902535 $0.674255 $0.971026 $1.000000	$1.353601 $1.202518 $1.310604 $1.269067 $1.128272 $1.014638 $1.003872 $0.902535 $0.674255 $0.971026	15,673,845.588 19,007,294.818 23,304,127.295 25,835,534.349 29,787,996.038 26,491,187.668 15,936,754.744 7,116,425.353 3,765,983.340 1,368,292.398
91

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
State Street Total Return V.I.S. Fund - Class 3(1)(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.298076 $1.335484 $1.290061 $1.142177 $1.032864 $1.081849 $1.004036 $0.988819	$1.356701 $1.298076 $1.335484 $1.290061 $1.142177 $1.032864 $1.081849 $1.004036	10,129,059.389 10,440,664.417 11,429,382.743 11,169,243.218 11,239,489.518 9,477,051.195 4,397,140.944 109,575.284
TA AB Dynamic Allocation - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.648662 $1.677130 $1.612566 $1.528267 $1.463422 $1.458130 $1.353255 $1.045137 $1.680554 $1.439300	$1.659939 $1.648662 $1.677130 $1.612566 $1.528267 $1.463422 $1.458130 $1.353255 $1.045137 $1.680554	52,550,430.950 57,798,336.901 61,575,858.802 66,571,507.496 66,078,811.717 47,493,227.607 7,485,119.057 1,564,842.545 993,869.551 1,739,190.289
TA Aegon Government Money Market - Service Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.985199 $0.997964 $1.010867 $1.023982 $1.037275 $1.050711 $1.064264 $1.078019 $1.068957 $1.033653	$0.972661 $0.985199 $0.997964 $1.010867 $1.023982 $1.037275 $1.050711 $1.064264 $1.078019 $1.068957	54,635,477.454 60,280,147.910 60,755,365.655 59,899,687.311 73,672,072.695 64,796,472.804 42,745,167.171 37,051,237.111 37,873,525.060 13,919,900.533
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 2, 1998	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.844453 $1.952378 $1.908942 $1.818674 $1.573385 $1.524631 $1.376898 $0.949767 $1.290857 $1.285516	$2.094002 $1.844453 $1.952378 $1.908942 $1.818674 $1.573385 $1.524631 $1.376898 $0.949767 $1.290857	11,590,128.696 11,698,955.177 14,181,948.541 16,042,211.790 14,559,317.424 9,749,138.416 6,432,135.391 2,928,900.930 892,933.206 1,203,677.394
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 9, 1994	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.303459 $1.322729 $1.283183 $1.333006 $1.287774 $1.215879 $1.181779 $1.148918 $1.083556 $1.037718	$1.288579 $1.303459 $1.322729 $1.283183 $1.333006 $1.287774 $1.215879 $1.181779 $1.148918 $1.083556	31,995,391.539 31,102,818.693 29,721,037.364 37,000,030.115 81,698,445.103 58,416,500.497 38,299,084.600 19,729,524.018 7,672,233.957 2,550,917.315
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.303459 $1.322729 $1.283183 $1.333006 $1.287774 $1.215879 $1.181779 $1.148918 $1.083556 $1.037718	$1.288579 $1.303459 $1.322729 $1.283183 $1.333006 $1.287774 $1.215879 $1.181779 $1.148918 $1.083556	7,717,272.073 8,254,789.196 6,028,698.341 7,303,668.247 28,668,646.172 44,388,668.303 26,806,779.631 40,956,880.424 66,111,191.274 2,617,119.068
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2016 2015	$9.536912 $9.999646	$10.018405 $9.536912	1,579,789.077 521,302.075
92

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.366784 $2.493089 $2.256200 $1.759082 $1.598704 $1.580608 $1.453604 $1.294918 $1.989530 $1.931542	$2.677392 $2.366784 $2.493089 $2.256200 $1.759082 $1.598704 $1.580608 $1.453604 $1.294918 $1.989530	13,692,518.790 14,201,721.564 16,303,356.159 16,928,956.899 14,825,565.722 12.644.819.239 10,621,465.179 4,662,567.878 1,300,645.944 1,311,281.887
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998941	$10.483340	10,602.112
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.481492 $1.519405 $1.514075 $1.341634 $1.237087 $1.304287 $1.204759 $1.000000	$1.529220 $1.481492 $1.519405 $1.514075 $1.341634 $1.237087 $1.304287 $1.204759	188,096,525.316 206,727,799.736 223,626,839.358 235,269,989.567 239,596,177.397 231,786,847.207 130,137,736.134 28,085,032.124
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2016 2015 2014	$9.448792 $9.911029 $9.998938	$9.362504 $9.448792 $9.911029	995,461.410 948,334.319 69,428.852
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10,2 014	2016 2015 2014	$9.251716 $9.871102 $9.998938	$9.116051 $9.251716 $9.871102	531,137.005 524,114.948 32,881.653
TA BlackRock Smart Beta 50 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998941	$10.166524	173,850.728
TA BlackRock Smart Beta 75 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998941	$10.235836	14,037.643
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.674007 $1.697878 $1.636959 $1.476025 $1.359202 $1.327154 $1.208532 $1.000000	$1.733688 $1.674007 $1.697878 $1.636959 $1.476025 $1.359202 $1.327154 $1.208532	177,166,330.175 194,390,634.831 212,487,390.016 189,489,988.105 154,172,279.152 77,738,165.206 38,165,945.429 6,901,863.972
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.598477 $2.655419 $2.374297 $2.319167 $1.879905 $2.026045 $1.780042 $1.355727 $2.388425 $2.599171	$2.575953 $2.598477 $2.655419 $2.374297 $2.319167 $1.879905 $2.026045 $1.780042 $1.355727 $2.388425	6,766,969.833 7,354,032.448 8,340,919.784 8,221,974.104 7,301,756.211 5,364,263.928 3,222,869.342 1,362,330.196 981,806.749 1,439,084.822
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.212964 $1.227238 $1.152921 $0.981275 $0.883639 $1.003605 $0.986069 $0.986580	$1.246759 $1.212964 $1.227238 $1.152921 $0.981275 $0.883639 $1.003605 $0.986069	49,384,468.394 50,164,077.952 46,273,695.594 43,834,772.822 26,290,673.522 18,432,986.595 11,511,404.941 1,111,447.302
93

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.385641 $2.550908 $2.590834 $1.890470 $1.760676 $1.916075 $1.453041 $0.919274 $1.738726 $1.441000	$2.300855 $2.385641 $2.550908 $2.590834 $1.890470 $1.760676 $1.916075 $1.453041 $0.919274 $1.738726	5,738,708.593 6,607,895.305 7,047,614.272 7,504,370.518 7,161,427.507 6,738,478.184 2,958,351.397 1,042,276.981 462,241.581 546,676.476
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2016 2015 2014 2013 2012	$1.129178 $1.168109 $1.090765 $1.010238 $1.000000	$1.107258 $1.129178 $1.168109 $1.090765 $1.010238	60,590,269.944 68,063,912.471 61,223,972.470 53,250,380.237 20,940,665.672
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2016 2015 2014 2013 2012	$1.173783 $1.225180 $1.147282 $1.005291 $1.000000	$1.147306 $1.173783 $1.225180 $1.147282 $1.005291	26,744,312.368 33,067,656.304 23,950,394.928 18,807,072.324 6,998,971.252
TA Madison Balanced Allocation - Service Class Subaccount inception Date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.180426 $1.204614 $1.154000 $1.031321 $0.964705 $1.000000	$1.226505 $1.180426 $1.204614 $1.154000 $1.031321 $0.964705	28,503,609.042 29,858,209.210 30,973,724.468 31,263,139.916 21,967,563.477 9,044,200.657
TA Madison Conservative Allocation - Service Class Subaccount inception Date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.108926 $1.131795 $1.094457 $1.037498 $0.988493 $1.000000	$1.139524 $1.108926 $1.131795 $1.094457 $1.037498 $0.988493	22,786,803.588 25,221,870.430 27,080,211.655 29,627,821.923 25,015,565.665 6,347,382.912
TA Madison Diversified Income - Service Class Subaccount inception Date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.176635 $1.190206 $1.139479 $1.056846 $1.013289 $1.000000	$1.241021 $1.176635 $1.190206 $1.139479 $1.056846 $1.013289	41,000,409.438 43,516,496.069 45,908,227.261 48,264,903.007 37,688,617.593 10,388,520.509
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.214544 $1.252491 $1.213568 $1.103217 $1.031053 $1.029338 $0.942001 $0.818886 $1.000000	$1.243990 $1.214544 $1.252491 $1.213568 $1.103217 $1.031053 $1.029338 $0.942001 $0.818886	335,497,707.777 365,725,827.705 398,299,558.289 396,509,995.868 281,236,662.561 166,191,826.366 53,621,897.786 27,060,609.813 4,835,684.816
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.249259 $1.274264 $1.226539 $1.156129 $1.098537 $1.078552 $0.998480 $0.999965	$1.283530 $1.249259 $1.274264 $1.226539 $1.156129 $1.098537 $1.078552 $0.998480	73,213,422.679 80,176,102.240 82,510,870.986 82,442,688.734 71,277,483.882 40,276,868.415 14,449,210.437 176,781.532
94

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.207777 $1.268046 $1.235472 $1.053646 $0.956851 $0.980374 $0.878829 $0.722717 $1.000000	$1.247992 $1.207777 $1.268046 $1.235472 $1.053646 $0.956851 $0.980374 $0.878829 $0.722717	229,892,924.435 265,545,979.824 284,995,383.516 268,852,091.285 183,622,151.066 149,621,938.475 115,926,222.590 67,710,656.191 11,937,845.877
TA MFS International Equity - Service Class Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.115178 $2.147893 $2.300269 $1.978606 $1.644699 $1.855655 $1.704145 $1.305453 $2.051695 $1.909198	$2.085307 $2.115178 $2.147893 $2.300269 $1.978606 $1.644699 $1.855655 $1.704145 $1.305453 $2.051695	5,796,339.624 7,023,946.836 6,495,813.368 6,855,803.887 4,418,209.220 2,720,553.951 2,244,866.019 1,189,781.598 818,822.845 1,201,922.514
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2012	2016 2015 2014 2013 2012	$1.045616 $1.086881 $1.021051 $0.924764 $0.930897	$1.087760 $1.045616 $1.086881 $1.021051 $0.924764	50,478,085.723 49,536,623.880 52,779,263.365 52,114,477.689 27,326,552.404
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2012	2016 2015 2014 2013 2012	$1.002130 $1.036691 $0.965909 $0.904680 $0.908044	$1.038551 $1.002130 $1.036691 $0.965909 $0.904680	26,612,254.750 28,401,055.632 25,182,844.578 24,964,184.853 17,344,261.865
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2012	2016 2015 2014 2013 2012	$1.002286 $1.051673 $1.001314 $0.868392 $0.878732	$1.037660 $1.002286 $1.051673 $1.001314 $0.868392	27,377,293.894 28,740,131.508 25,100,883.681 23,162,639.053 14,278,484.235
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.448832 $1.460109 $1.417595 $1.476859 $1.394065 $1.332858 $1.262615 $1.104986 $1.154883 $1.075309	$1.465674 $1.448832 $1.460109 $1.417595 $1.476859 $1.394065 $1.332858 $1.262615 $1.104986 $1.154883	124,929,824.428 135,639,822.498 151,260,369.525 170,312,050.923 174,536,788.027 114,519,901.172 73,736,840.516 33,058,967.579 7,533,375.024 4,006,131.574
TA PineBridge Inflation Opportunities- Service Class Subaccount inception Date May 2, 2011	2016 2015 2014 2013 2012 2011	$0.978956 $1.020959 $1.000432 $1.120422 $1.067818 $1.000000	$1.003182 $0.978956 $1.020959 $1.000432 $1.120422 $1.067818	33,129,223.775 35,972,684.044 40,970,894.201 44,282,772.806 45,169,195.946 13,949,664.906
TA ProFunds UltraBear Fund - Service Class OAM Subaccount Inception Date May 1, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$0.081642 $0.089215 $0.121431 $0.224097 $0.321699 $0.407092 $0.563085 $1.000000	$0.061591 $0.081642 $0.089215 $0.121431 $0.224097 $0.321699 $0.407092 $0.563085	194,452,968.513 146,528,442.126 74,462,651.661 58,343,755.583 128,495,293.926 136,459,502.220 11,667,751.424 355,021.819
95

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception Date December 9, 2011	2016 2015 2014 2013 2012 2011	$1.077997 $1.118419 $1.093530 $1.034599 $0.981563 $1.000000	$1.092376 $1.077997 $1.118419 $1.093530 $1.034599 $0.981563	56,150,293.128 63,066,425.065 71,722,922.636 75,090,889.280 70,169,462.017 32,630,582.822
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2012	2016 2015 2014 2013 2012	$1.090831 $1.182270 $1.160229 $1.008787 $0.984199	$1.098040 $1.090831 $1.182270 $1.160229 $1.008787	75,707,906.773 84,581,921.590 93,118,462.865 89,554,305.374 55,009,944.265
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2012	2016 2015 2014 2013 2012	$1.089976 $1.153485 $1.127698 $1.028090 $1.006915	$1.099513 $1.089976 $1.153485 $1.127698 $1.028090	116,817,262.018 128,614,864.725 143,834,496.701 145,846,668.165 81,079,399.095
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$3.379834 $3.351557 $3.195598 $2.252732 $1.977404 $1.973204 $1.491012 $1.091873 $1.739305 $1.612498	$3.703653 $3.379834 $3.351557 $3.195598 $2.252732 $1.977404 $1.973204 $1.491012 $1.091873 $1.739305	7,863,516.905 9,068,463.589 9,258,077.195 10,080,264.519 8,249,874.646 6,590,742.942 4,136,813.642 1,943,334.850 1,120,769.163 1,572,388.900
TA TS&W International Equity - Service Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.056223 $2.061529 $2.207073 $1.802010 $1.567856 $1.858979 $1.740389 $1.402810 $2.331513 $2.049025	$2.045442 $2.056223 $2.061529 $2.207073 $1.802010 $1.567856 $1.858979 $1.740389 $1.402810 $2.331513	2,878,521.194 3,423,200.445 3,761,197.837 4,021,843.432 3,423,898.156 2,204,902.485 2,064,099.051 1,398,385.819 1,374,057.971 1,448,884.282
(1)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	Effective November 30, 2016, GE Investments Total Return Fund was renamed State Street Total Return V.I.S. Fund.
The State Street Total Return V.I.S. Fund, TA International Equity Index and TA U.S. Equity Index had not commenced operation as of December 31, 2016, therefore, comparable data is not available.
96

APPENDIX
Excess Interest Adjustment Examples
Surrenders (full and partial), transfers, death benefits and amounts applied to an annuity option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment (“EIA”). At the time you request a surrender, if the guaranteed interest rate set by the Company has risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if the guaranteed interest rate set by us has fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.
Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy's minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.
The formula that will be used to determine the excess interest adjustment is:
S* (G-C)* (M/12)
S	=	Gross amount being surrendered that is subject to the excess interest adjustment
G	=	Guaranteed interest rate in effect for the policy
M	=	Number of months remaining in the current option period, rounded up to the next higher whole number of months.
C	=	Current guaranteed interest rate then being offered on new premiums for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2% (the amount of the “adjustment” will be based on an actuarial risk based analysis considering a number of financial criteria including the prevailing interest rate environment).
*	=	multiplication
The following examples are for illustrative purposes only and are calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal. In the following examples ^ denotes exponentiation. Please note the exponentiation represents the compounding of the interest rate.
97

Excess Interest Adjustment Examples — (Continued)
Example 1 (Full Surrender, rates increase by 3%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Guaranteed minimum interest rate = 1.50%
Surrender in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment S*(G-C)*(M/12) where:	G = .055 C = .085 M = 42 = 50,000.00 * (0.055*0.085) * (42/12)
= -5,250.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to 51,129.21 - 54,181.21 = -3,052.00
Adjusted policy value = policy value + excess interest adjustment	= 54,181.21 + (-3,052.00) = 51,129.21
Upon full surrender of the policy, the net surrender value (adjusted policy value less any surrender charge) will never be less than that required by the non-forfeiture laws of your state.
Example 2 (Full Surrender, rates decrease by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Guaranteed minimum interest rate = 1.50%
Surrender in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment S* (G-C)* (M/12) where:	G = .055 C = .045 M = 42 = 50,000.00 * (.055-.045) * (42/12) = 1,750.00
Adjusted policy value	= 54,181.21 + 1,750.00 = 55,931.21
Upon full surrender of the policy, the net surrender value will never by less than that required by the non-forfeiture laws of your state. For the purpose of these illustrations no surrender charges are assumed.
98

Excess Interest Adjustment Examples — (Continued)
On a partial surrender, the Company will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:
R - E + SC
R	=	the requested partial surrender;
E	=	the excess interest adjustment; and
SC	=	the surrender charges on (EPW - E): where
EPW	=	the excess partial withdrawal amount.
Example 3 (Partial Surrender, rates increase by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Partial Surrender of $20,000 in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment S*(G-C)*(M/12) where:	S = 20,000 – 4,181.21 = 15,818.79 G = .055 C = .065 M = 42 = 15,818.79 * (.055 - .065) * (42/12) = -553.66
Remaining policy value at middle of policy year 2	= 54,181.21 - (R - E + surrender charge) = 54,181.21 - (20,000.00 - (-553.66) + 0.00) = 33,627.55
Example 4 (Partial Surrender, rates decrease by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Partial Surrender of $20,000 in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment S*(G-C)*(M/12) where:	S = 20,000 – 4,181.21 = 15,818.79 G = .055 C = .045 M = 42 = 15,818.79 * (.055 - .045)* (42/12) = 553.66
Remaining policy value at middle of policy year 2	= 54,181.21 - (R - E + surrender charge) = 54,181.21 - (20,000.00 – 553.66 + 0.00) = 34,734.87
99

APPENDIX
Death Benefit
Adjusted Withdrawals. If you make a partial surrender (withdrawal), then your guaranteed minimum death benefit is reduced by an amount called the adjusted withdrawal. The amount of the reduction depends on the relationship between your death proceeds and policy value. The adjusted withdrawal is equal to the gross withdrawal multiplied by the death proceeds immediately prior to the withdrawal divided by the policy value immediately prior to the withdrawal. The formula is AW = GW x (DP/PV) where:
AW = adjusted withdrawal
GW= gross withdrawal
DP = death proceeds prior to the withdrawal = greatest of (PV, CV, or GMDB)
PV = policy value prior to the withdrawal
GMDB = guaranteed minimum death benefit prior to the withdrawal
CV = cash value prior to the withdrawal
The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.
Example 1: Death Proceeds Greater than Policy Value
Assumptions:
GMDB = $75,000
PV = $50,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$50,000) = $23,241
Summary:
Reduction in guaranteed minimum death benefit	=$23,241
Reduction in policy value	=$15,494
New guaranteed minimum death benefit amount	=$51,759
New policy value (after withdrawal)	=$34,506
The guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value immediately prior to the withdrawal.
Example 2: Death Proceeds Equal to Policy Value
Assumptions:
GMDB = $50,000
PV = $75,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$75,000) = $15,494
Summary:
Reduction in guaranteed minimum death benefit	=$15,494
Reduction in policy value	=$15,494
New guaranteed minimum death benefit amount	=$34,506
New policy value (after withdrawal)	=$59,506
The guaranteed minimum death benefit and policy value are reduced by the same amount because the policy value was greater than the guaranteed minimum death benefit immediately prior to the withdrawal.
These examples are for illustrative purposes only. The purpose of these illustrations is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.
100

Death Benefit — (Continued)
Hypothetical Example
In this example, certain death benefit values at various points in time are depicted based on hypothetical assumed rates of performance. This example is for illustrative purposes only and assumes a single $100,000 premium payment by a sole owner and annuitant who is age 50. It further assumes no subsequent premium payments or withdrawals. The difference between the two “Policy Value” columns is the fee for the guaranteed minimum death benefit.
End of Year	Net Rate of Return for Fund*	Policy Value (No GMDB Elected)	Policy Value (Return of Premium GMDB Elected)	Return of Premium GMDB	Policy Value (Annual Step-up GMDB Elected)	Annual Step-Up GMDB
Issue	N/A	$100,000	$100,000	$100,000	$100,000	$100,000
1	-4%	$ 94,850	$ 94,700	$100,000	$ 94,500	$100,000
2	18%	$110,832	$110,515	$100,000	$110,093	$110,093
3	15%	$126,182	$125,655	$100,000	$124,955	$124,955
4	-7%	$115,899	$115,226	$100,000	$114,334	$124,955
5	2%	$116,884	$116,033	$100,000	$114,905	$124,955
6	10%	$127,228	$126,127	$100,000	$124,672	$124,955
7	14%	$143,577	$142,146	$100,000	$140,257	$140,257
8	-3%	$137,618	$136,033	$100,000	$133,945	$140,257
9	17%	$159,431	$157,391	$100,000	$154,706	$154,706
10	6%	$167,163	$164,788	$100,000	$161,668	$161,668
*	The assumed rate does reflect the deduction of a hypothetical fund fee but does not reflect the deduction of any other fees, charges or taxes. The death benefit values do reflect the deduction of hypothetical base policy fees and hypothetical death benefit fees. For purposes of this example we assumed a Mortality and Expense Risk Fee and Administrative Charge of 1.15% for Policy Value, 1.30% for Return of Premium and 1.50% for Annual Step-Up. Different hypothetical returns and fees would produce different results.
101

APPENDIX
ADDITIONAL DEATH DISTRIBUTION RIDER
The following example illustrates the Additional Death Distribution additional death benefit payable by this rider as well as the effect of a partial surrender on the Additional Death Distribution benefit amount. The annuitant is less than age 71 on the Rider Date.
Example 1
Assumptions:
Policy value on the rider date = $100,000
Premiums paid after the rider date before surrender = $25,000
Gross partial surrenders after the rider date = $30,000
Policy value on date of surrender = $150,000
Summary:
Rider earnings on date of surrender (policy value on date of surrender – policy value on rider date – premiums paid after rider date + surrenders since rider date that exceeded rider earnings = $150,000 - $100,000 - $25,000 + 0):	$ 25,000
Amount of surrender that exceeds rider earnings ($30,000 - $25,000):	$ 5,000
Base policy death benefit (assumed) on the date of death benefit calculation:	$200,000
Policy value on the date of death benefit calculations:	$175,000
Rider earnings (= policy value on date of death benefit calculations – policy value on rider date – premiums since rider date + surrenders since rider date that exceeded rider earnings = $175,000 - $100,000 - $25,000 + $5,000):	$ 55,000
Additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $55,000):	$ 22,000
Total death benefit paid (= base policy death benefit plus additional death benefit amount):	$222,000
Example 2
Assumptions:
Policy value on the rider date = $100,000
Premiums paid after the rider date before surrender = $0
Gross partial surrenders after the rider date = $0
Base policy death benefit (assumed) on the date of death benefit calculation = $100,000
Policy value on the date of death benefit calculations = $75,000
Summary:
Rider earnings (= policy value on date of death benefit calculations – policy value on rider date – premiums since rider date + surrenders since rider date that exceeded rider earnings = $75,000 - $100,000 - $0 + $0):	$ 0
Additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $0):	$ 0
Total death benefit paid (= base policy death benefit plus additional death benefit amount):	$100,000
102

APPENDIX
ADDITIONAL DEATH DISTRIBUTION+ RIDER
Assume the Additional Death Distribution+ is added to a new policy opened with $100,000 initial premium payment. The annuitant is less than age 71 on the rider date. On the first and second rider anniversaries, the policy value is $110,000 and $95,000 respectively when the rider fees are deducted. The annuitant adds a $25,000 premium payment in the 3rd rider year when the policy value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th rider year when the policy value is equal to $145,000. After 5 years, the policy value is equal to $130,000 and the death proceeds are equal to $145,000.
Example 1
Assumptions:
Account value on rider date (equals initial policy value since new policy) = $100,000
Additional death benefit during first rider year = $0
Rider fee on first rider anniversary (= rider fee * policy value = 0.55% * $110,000) = $605
Additional death benefit during 2nd rider year (= sum of total rider fees paid) = $605
Summary:
Rider fee on second rider anniversary (= rider fee * policy value = 0.55% * $95,000)	$ 522.50
Additional death benefit during 3rd rider year (= sum of total rider fees paid = $605 + $522.50)	$ 1,127.50
Rider benefit base in 3rd rider year prior to premium addition (= account value less premiums added since rider date = $115,000 – $0)	$115,000.00
Rider benefit base in 3rd rider year after premium addition (= $140,000 - $25,000)	$115,000.00
Rider benefit base in 4th rider year prior to withdrawal (= account value less premiums added since rider date = $145,000 - $25,000)	$120,000.00
Rider benefit base in 4th rider year after withdrawal = (account value less premiums added since rider date =$110,000 - $25,000)	$ 85,000.00
Rider benefit base in 5th rider year (= $130,000 - $25,000)	$105,000.00
Additional death benefit = rider benefit percentage * rider benefit base = 30% * $105,000	$ 31,500.00
Total death proceeds in 5th rider year (= base policy death proceeds + additional death benefit amount = $145,000 + $31,500)	$176,500.00
103

APPENDIX
LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS
The following examples show the effect of withdrawals on the benefits under the Living Benefits Rider.
GUARANTEED MINIMUM ACCUMULATION BENEFIT
Gross partial withdrawals will reduce the guaranteed future value by an amount equal to the greater of:
1)	the gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the amount of gross partial withdrawal;
B	is the policy value immediately prior to the gross partial withdrawal; and
C	is the guaranteed future value immediately prior to the gross partial withdrawal.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.
Example 1:
Assumptions:
Policy value prior to withdrawal (“PV”) = $90,000
Guaranteed future value prior to withdrawal (“GFV”) = $100,000
Gross withdrawal amount (“WD”) = $10,000
Step One.  What is the pro rata value of the amount withdrawn?
1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $90,000) * $100,000 = $11,111.11
Step Two.  Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?
$11,111.11 pro rata amount
Step Three.  After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $11,111.11 = $88,888.89
Result.   If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.
Example 2:
Assumptions:
PV = $120,000
GFV= $100,000
WD= $10,000
Step One.  What is the pro rata value of the amount withdrawn?
1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $120,000) * $100,000 = $8,333.33
Step Two.  Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?
$10,000 withdrawal
Step Three.  After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $10,000 = $90,000
Result.   If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.
GUARANTEED LIFETIME WITHDRAWAL BENEFIT
Total Withdrawal Base.  Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
104

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the total withdrawal base prior to the withdrawal of the excess amount.
Minimum Remaining Withdrawal Amount.  Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed lifetime withdrawal benefit.
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Minimum remaining withdrawal amount (“MRWA”)
2.	Total withdrawal base (“TWB”)
3.	Maximum annual withdrawal amount (“MAWA”)
Example 1 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $7,000
Excess withdrawal (“EWD”) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?
No.  There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.
Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)
2.	$100,000 - $7,000 = $93,000.
Result.  In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.
Example 2 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $8,000
EWD = $1,000 ($8,000 - $7,000)
PV = $90,000
You = Owner and Annuitant (Age 60)
105

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes.  $8,000 - $7,000 = $1,000 (the excess withdrawal amount)
Step Two.  Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 7% WD)) * (MRWA - 7% WD)
2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48
Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,120.48 pro rata amount?
$1,120.48 pro rata amount
Step Four.  What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 + $1,120.48 (pro rata excess) = $8,120.48
2.	$100,000 - $8,120.48 = $91,879.52
Result.  The “principal back” minimum remaining withdrawal amount is $91,879.52.
NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).
New “principal back” total withdrawal base:
Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 7% WD)) * TWB before any adjustments
2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82
Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,204.82 pro rata amount?
$1,204.82 pro rata amount.
Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $1,204.82 = $98,795.18
Result.   The new “principal back” total withdrawal base is $98,795.18
New “principal back” maximum annual withdrawal amount:
Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One.  What is the new “principal back” maximum annual withdrawal amount?
$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66
Result.  Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.
Example 3 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $5,000
Excess withdrawal (“EWD”) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?
No.  There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.
106

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct).
2.	$100,000 - $5,000 = $95,000.
Result.  In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.
Example 4 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes.  $7,000 - $5,000 = $2,000 (the excess withdrawal amount)
Step Two.  Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 5% WD)) * (MRWA - 5% WD)
2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29
Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?
$2,235.29 pro rata amount
Step Four.  What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 + $2,235.29 (pro rata excess) = $7,235.29
2.	$100,000 - $7,235.29 = $92,764.71
Result.  The “for life” minimum remaining withdrawal amount is $92,764.71.
NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).
New “for life” total withdrawal base:
Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 5% WD)) * TWB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94
Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result.   The new “for life” total withdrawal base is $97,647.06
107

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
New “for life” maximum annual withdrawal amount:
Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One.  What is the new “for life” maximum annual withdrawal amount?
$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35
Result.  Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.
108

APPENDIX
PAM METHOD TRANSFERS
To make the Living Benefits Rider available, we monitor your policy value and guarantees under the rider daily and periodically transfer amounts between your selected investment options and the PAM Subaccount. We determine the amount and timing of PAM Method transfers between the investment options and the PAM Subaccount according to a mathematical model. For further clarification on how PAM works, see Portfolio Allocation Method in the body of the prospectus.
The mathematical model is designed to calculate how much of your policy value should be allocated to the PAM Subaccount. Based on this calculation and threshold amounts, transfers into or out of the PAM Subaccount may occur. The formula is:
Percent of Policy Value required in PAM Subaccount (or X) = e-Dividend*Time *(1- NormDist(d1))
Where:
e = Base of the Natural Logarithm
NormDist = Cumulative Standard Normal Distribution
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
In order to calculate the percent of policy value required in the PAM Subaccount, we must first calculate d1:
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
Where:
ln = Natural Logarithm Function
G = Guarantee Ratio
R = Rate
F = Fees
V = Volatility
T = Time
After calculating d1, the percent of policy value required in the PAM Subaccount can be calculated. Once calculated, appropriate transfers into or out of the PAM Subaccount may occur based on the transfer threshold amounts.
Following is a brief discussion of the values used in the formula.
♦	The POLICY VALUE includes the value in both the investment options and in the PAM Subaccount.
♦	The GUARANTEE RATIO is the policy value divided by 7% “Principal Back” Minimum Remaining Withdrawal Amount.
♦	The RATE is the interest rate used for the PAM Method. It is based on a long-term expectation based on historical interest rates and may vary over time.
♦	The FEES is an approximation of average policy fees and charges associated with policies that have elected the Living Benefits Rider. This value may change over time.
♦	The VOLATILITY represents the volatility of the returns of policy value for all in force policies and is based on the long-term expectation of the degree to which the policy values tend to fluctuate. This value may vary over time.
♦	The TIME is an approximation based on actuarial calculations of historical average number of years (including any fraction) which we anticipate remain until any potential payments are made under the benefit. This value may vary over time.
♦	The PERCENT OF POLICY VALUE TO BE ALLOCATED TO THE PAM SUBACCOUNT is computed for each policy. Ultimately the allocation for a policy takes into account the guarantees under the rider and the limit on allocations to the PAM Subaccount.
♦	The CUMULATIVE STANDARD NORMAL DISTRIBUTION function assumes that random events are distributed according to the classic bell curve. For a given value it computes the percentage of such events which can be expected to be less than that value.
♦	The NATURAL LOGARITHM function for a given value, computes the power to which e must be raised, in order to result in that value. Here, e is the base of the natural logarithms, or approximately 2.718282.
♦	The FIXED ACCOUNT TRANSFER THRESHOLD (FATT) is the percentage that the Guarantee Ratio must be below before any of the policy value can be transferred to the PAM Subaccount. This threshold is set to a fixed percentage at rider issue and is then recalculated after each PAM Subaccount transfer.
109

PAM METHOD TRANSFERS — (Continued)
♦	The SEPARATE ACCOUNT TRANSFER THRESHOLD (SATT) is the percentage that the Guarantee Ratio must exceed before any of the policy value can be transferred from the PAM Subaccount. This threshold is set to a fixed percentage at rider issue and is then recalculated after each PAM Subaccount transfer.
Example:
Day 1: Policy Value Declines by 10%
For purposes of this example we will assume that the policy value declines by 10% to $90,000 the day after the rider issue date from the initial premium amount of $100,000 producing a guarantee ratio of 90% ($90,000/$100,000). We will also assume:
Guarantee Ratio = 90%
Rate = 4.5%
Volatility = 10%
Fees = 3%
Time = 20
FATT = 95
SATT = 105%
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(.90)+(.06 – .0305 +.5*.15 ^ 2)* 10]/[.15 * 10^.5]
d1=.658832
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1-NormDist(d1))
X= (2.718282 ^ -.0305 * 10) * (1 – NormDist(.004509))
X = 36.7235%
Therefore, 36.7235% of the policy value is transferred to the PAM Subaccount since the guarantee ratio (90%) is less than the FATT (95%), resulting in a total transfer of $33,051.15.
Day 2: Policy Value Recovers to 99% of Initial Value after the 10% Decline
For purposes of this example we will assume that after the policy value declined to $90,000 it recovered the next day to $99,000 producing a guarantee ratio of 99% ($99,000/$100,000). We will also assume:
Rate = 2%
Volatility = 15%
Fees = 3.05%
Time = 10
FATT = 85.5% (G last transfer *.95) = (.9*.95)
SATT = 94.5% (G last transfer *1.05) = (.9*1.05)
PAM Subaccount Value = $33,051.15
Value in other investment options = $65,948.85 ($99,000 - $33,051.15)
PAM Subaccount Value as percent of Policy Value = $33,051.15 / $99,000 = 33.3850%
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(.99)+(.02 – .0305 +.5*.15 ^ 2)* 10]/[.15 * 10^.5]
d1= -.005376
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1 - NormDist(d1))
X= (2.718282 ^ -.0305 * 10) * (1 – NormDist(-0.005376))
X = 37.0143%
Although the GR is greater than the SATT, since the percentage required in the PAM Subaccount (37.0143%) is greater than the amount allocated to the PAM Subaccount (33.3850%), none of the policy value will be transferred to the PAM Subaccount. Consequently, the amount in the PAM Subaccount will remain $33,051.15 and the FATT And SATT will not recalculate.
Day 3: Policy Value Recovers to 105% of Initial Value after the increase to 99% of Initial Value
110

PAM METHOD TRANSFERS — (Continued)
For purposes of this example we will assume that after the policy value recovered futher the next to $105,000 producing a guarantee ratio of 105% ($105,000/$100,000). We will also assume:
Rate = 3%
Volatility = 15%
Fees = 3.05%
Time = 10
FATT = 85.5%
SATT = 94.5%
PAM Subaccount Value = $33,051.15
Value in other investment options = $71,948.85 ($105,000 - $33,051.15)
PAM Subaccount Value as percent of Policy Value = $33,051.15 / $105,000 = 31.4773%
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(1.05)+(.03 – .0305 +.5*.15 ^ 2)* 10]/[.15 * 10^.5]
d1= .329488
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1 - NormDist(d1))
X= (2.718282 ^ -.0305 * 10) * (1 – NormDist(.329488))
X = 27.3394%
While the mathematical model would suggest we transfer only a portion of the policy value in the PAM Subaccount into your investment options (leaving 27.3394% in the PAM Subaccount), all of the policy value in the PAM Subaccount will be transferred into your investment options. If the Guarantee Ratio equals or exceeds 100%. Because the policy value is greater than or equal to the value of the guarantee, and there is no current need for any policy value to be allocated to the PAM Subaccount.
111

APPENDIX
Hypothetical Adjusted Partial withdrawals -Guaranteed Lifetime Withdrawal Benefit Riders
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Withdrawal Base (“WB”) (also referred to as Total Withdrawal Base (“TWB”) for some riders);
2.	Rider Withdrawal Amount (“RWA”) (also referred to as Maximum Annual Withdrawal Amount (“MAWA”) for some riders); and
3.	Rider Death Benefit (“RDB”) (also referred to as Minimum Remaining Withdrawal Amount (“MRWA”) for some riders (if applicable)).
Withdrawal Base.  Gross partial withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the withdrawal base prior to the withdrawal of the excess amount.
Rider Death Benefit.  Gross partial withdrawals in a rider year up to the rider withdrawal amount will reduce the rider death benefit by the amount withdrawn (dollar-for-dollar). Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the rider death benefit by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the rider death benefit after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under a guaranteed lifetime withdrawal benefit. The withdrawal percentages shown may not be available on all riders. Certain features (growth and rider death benefits) may not be available on all riders. For information regarding a specific rider, please refer to that rider section in this prospectus.
Example 1 (Base):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
Gross partial withdrawal (“GPWD”) = $5,000
Excess withdrawal (“EWD”) = None
Policy Value (“PV”) = $100,000
Question: Is any portion of the withdrawal greater than the rider withdrawal amount?
No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.
Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base does not change.
112

Hypothetical Adjusted Partial withdrawals -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Example 2 (Excess Withdrawal):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
GPWD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).
New withdrawal base:
Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.
Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94
Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result. The new withdrawal base is $97,647.06
New rider withdrawal amount:
Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.
Question: What is the new rider withdrawal amount?
$97,647.06 (the adjusted withdrawal base) * 5% = $4,882.35
Result. Going forward, the maximum you can take out in a year is $4,882.35 without causing an excess withdrawal for the guarantee and further reduction of the withdrawal base (assuming there are no future automatic step-ups).
Example 3 (Base demonstrating growth):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
WB in 10 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 10 = $162,889
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.
GPWD = $8,144
EWD = None
PV = $90,000 in 10 years
Question:   Is any portion of the withdrawal greater than the rider withdrawal amount?
No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.
Result.   In this example, because no portion of the withdrawal was in excess of $8,144, the withdrawal base does not change.
113

Hypothetical Adjusted Partial withdrawals -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Example 4 (Base demonstrating WB growth with Additional Death Payment Option):
Assumptions:
Withdrawal Percentage = 5%
WB at rider issue = $100,000
WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889
RDB (optional additional death benefit for additional cost) = $100,000
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.
GPWD = $8,144
EWD = None
PV = $90,000 in 10 years
Step One.  Is any portion of the withdrawal greater than the rider withdrawal amount?
No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.
Step Two.  What is the rider death benefit after the withdrawal has been taken?
1.	Total to deduct from the rider death benefit is $8,144 (there is no excess to deduct)
2.	$100,000 - $8,144 = $91,856.
Result.  In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the rider death benefit reduces to $91,856.
Example 5 (Base with WB growth with Additional Death Payment Option illustrating excess withdrawal):
Assumptions:
Withdrawal Percentage = 5%.
WB at rider issue = $100,000
Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.
WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889.
RDB (optional additional death benefit for additional cost) = $100,000
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken and the growth stops on the 10th rider anniversary.
GPWD = $10,000
EWD = $1,856 ($10,000 - $8,144)
PV = $90,000 in 10 years
Step One.  Is any portion of the total withdrawal greater than the rider withdrawal amount?
Yes. $10,000 - $8,144 = $1,856 (the excess withdrawal amount)
Step Two.  Calculate how much of the rider death benefit is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 5% withdrawal)) * (RDB - 5% withdrawal)
2.	($1,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $2,082.74
Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount?
$2,082.74 pro rata amount.
Step Four. What is the rider death benefit after the withdrawal has been taken?
1.	Total to deduct from the rider death benefit is $8,144 (RWA) + $2,082.74 (pro rata excess) = $10,226.74
2.	$100,000 - $10,226.74 = $89,773.26.
Result. The rider benefit is $89,773.26.
114

Hypothetical Adjusted Partial withdrawals -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Note: Because there was an excess withdrawal amount in this example, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $8,144, the withdrawal base would remain at $162,889 and the rider withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).
The Retirement Income Choice® 1.4, Retirement Income Choice® 1.2, Retirement Income Max® and Retirement Income Choice® 1.6 riders and any additional options they offer may vary for certain policies, may not be available for all policies, and may not be available in all states.
This disclosure explains the material features of the Retirement Income Choice® 1.4, Retirement Income Choice® 1.2, Retirement Income Max® and Retirement Income Choice® 1.6 riders.
115

APPENDIX
Hypothetical Example of the Withdrawal Base Calculation -Retirement Income Max® Rider
The following table demonstrates, on a purely hypothetical basis, the withdrawal base calculation for the Retirement Income Max® Rider using an initial premium payment of $100,000 for a Single Life Option rider at an issue age of 80. All values shown are post transaction values. The assumed withdrawal percentage in the example below is 6.30%
Rider Year	Hypothetical Policy Value	Subsequent Premium Payment	Withdrawal	Excess WB Adjustment	Growth Amount*	High MonthiversarySM Value	Withdrawal Base	Rider Withdrawal Amount
	$100,000	$	$	$		$$100,000	$100,000	$ 6,300
1	$102,000	$	$	$		$$102,000	$100,000	$ 6,300
1	$105,060	$	$	$		$$105,060	$100,000	$ 6,300
1	$107,161	$	$	$		$$107,161	$100,000	$ 6,300
1	$110,376	$	$	$		$$110,376	$100,000	$ 6,300
1	$112,584	$	$	$		$$112,584	$100,000	$ 6,300
1	$115,961	$	$	$		$$115,961	$100,000	$ 6,300
1	$118,280	$	$	$		$$118,280	$100,000	$ 6,300
1	$121,829	$	$	$		$$121,829	$100,000	$ 6,300
1	$124,265	$	$	$		$$124,265	$100,000	$ 6,300
1	$120,537	$	$	$		$$124,265	$100,000	$ 6,300
1	$115,716	$	$	$		$$124,265	$100,000	$ 6,300
1	$109,930	$	$		$$105,000	$124,265	$124,265 [1]	$ 7,829
2	$112,129	$	$	$		$$112,129	$124,265	$ 7,829
2	$115,492	$	$	$		$$115,492	$124,265	$ 7,829
2	$117,802	$	$	$		$$117,802	$124,265	$ 7,829
2	$121,336	$	$	$		$$121,336	$124,265	$ 7,829
2	$124,976	$	$	$		$$124,976	$124,265	$ 7,829
2	$177,476	$50,000	$	$		$$177,476	$174,265	$10,979
2	$175,701	$	$	$		$$177,476	$174,265	$10,979
2	$172,187	$	$	$		$$177,476	$174,265	$10,979
2	$167,022	$	$	$		$$177,476	$174,265	$10,979
2	$163,681	$	$	$		$$177,476	$174,265	$10,979
2	$166,955	$	$	$		$$177,476	$174,265	$10,979
2	$170,294	$	$		$$182,979	$177,476	$182,979 [2]	$11,528
3	$166,888	$	$	$		$$166,888	$182,979	$11,528
3	$171,895	$	$	$		$$171,895	$182,979	$11,528
3	$173,614	$	$	$		$$173,614	$182,979	$11,528
3	$178,822	$	$	$		$$178,822	$182,979	$11,528
3	$175,246	$	$	$		$$178,822	$182,979	$11,528
3	$151,741		$$20,000	$9,676	$		$$173,303	$
3	$154,775	$	$	$	$		$$173,303	$
3	$159,419	$	$	$	$		$$173,303	$
3	$161,013	$	$	$	$		$$173,303	$
3	$165,843	$	$	$	$		$$173,303	$
3	$174,135	$	$	$	$		$$173,303	$
3	$181,101	$	$	$	$		$$181,101 [1]	$11,409
(1)	Automatic Step Up Applied
(2)	Growth Applied
*	Growth Percentage = 5%
116

APPENDIX
RIDER GRID VARIATIONS
The information below is a summary of riders previously available for purchase but are no longer available. This appendix describes the material features of the riders. Please refer to your personal rider pages and any supplemental mailings for your specific coverage and features regarding these riders. Listed below are the abbreviations that will be used in the following grid for your reference.
Abbreviation	Definition
DB	Death Benefit
DCA	Dollar Cost Averaging
FIP	Family Income Protector
GMDB	Guaranteed Minimum Death Benefit
GMIB	Guaranteed Minimum Income Benefit
GMLB	Guaranteed Minimum Living Benefit
GPO	Guaranteed Period Option
IE	Income EnhancementSM
Abbreviation	Definition
N/A	Not Applicable
OAM	Open Allocation Method
RDB	Rider Death Benefit
RMD	Required Minimum Distribution
RWA	Rider Withdrawal Amount
WB	Withdrawal Base
WD	Withdrawal
Rider Name	Retirement Income Choice® 1.4[3]	Retirement Income Choice® 1.2[3]
Rider Form Number[1]	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)
Purpose of Rider	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the RWA each rider year until the death of the annuitant.[2]
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the RWA each rider year until the death of the annuitant.[2]
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.
Availability	• Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.	• Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
117

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® 1.4[3]	Retirement Income Choice® 1.2[3]
Rider Form Number[1]	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)
Base Benefit and Optional Fees at issue	Fee based on designated allocation groups and the optional benefits selected. If you elect a combination of designated allocations from among the various groups below, then your fee will be based on a weighted average of your choices.
Base Benefit Fees

(2/21/11 - 11/3/13)
Group A.........................................................1.40%
Group B.........................................................1.00%
Group C.........................................................0.45%
Additional option fees would be added to the base and are as follows:

DB Single Life................................................0.25%
DB Joint Life..................................................0.20%
IE Single Life..................................................0.15%
IE Joint Life....................................................0.30%
Base Benefit Fees
(9/21/09 - 2/20/11)
Group A.........................................................1.25%
Group B.........................................................0.90%
Group C.........................................................0.40%
Additional option fees would be added to the base and are as follows:

DB Single Life................................................0.25%
DB Joint Life..................................................0.20%
IE Single Life..................................................0.15%
IE Joint Life....................................................0.30%	Fee based on designated allocation groups and the optional benefits selected. If you elect a combination of designated allocations from among the various groups below, then your fee will be based on a weighted average of your choices.
Base Benefit Fees

(12/12/11 - 11/13/13)
OAM Option.................................................1.25%
Group A.........................................................1.55%
Group B.........................................................1.10%
Group C.........................................................0.70%
Additional option fees would be added to the base and are as follows:

DB Single Life................................................0.25%
DB Joint Life..................................................0.20%
IE Single Life..................................................0.30%
IE Joint Life....................................................0.50%
Base Benefit Fees
(2/21/11 - 12/11/11)
OAM Option.................................................1.20%
Group A.........................................................1.40%
Group B.........................................................1.00%
Group C.........................................................0.45%
Additional option fees would be added to the base and are as follows:

DB Single Life................................................0.25%
DB Joint Life..................................................0.20%
IE Single Life..................................................0.15%
IE Joint Life....................................................0.30%
Base Benefit Fees
(5/1/09 - 2/20/11)
OAM Option.................................................1.10%
Group A.........................................................1.25%
Group B.........................................................0.90%
Group C.........................................................0.40%
Additional option fees would be added to the base and are as follows:

DB Single Life................................................0.25%
DB Joint Life..................................................0.20%
IE Single Life..................................................0.15%
IE Joint Life....................................................0.30%
Fee Frequency	• The fee is calculated at issue and each subsequent rider quarter for the upcoming quarter based on the fund values and WB at that point in time and stored.
• Deducted at each rider quarterversary in arrears during the accumulation phase.
• The fee is calculated on a quarterly basis and varies depending on the fund allocation option you have chosen.
• A “rider fee adjustment” will be applied for transfers between allocation groups and for subsequent premium payments and withdrawals that change the withdrawal base.
• The base rider fee adjustment will be calculated using the same formula as the base rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period.
• The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.
• A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• The fee is calculated at issue and each subsequent rider quarter for the upcoming quarter based on the fund values and WB at that point in time and stored.
• Deducted at each rider quarterversary in arrears during the accumulation phase.
• The fee is calculated on a quarterly basis and varies depending on the fund allocation option you have chosen.
• A “rider fee adjustment” will be applied for transfers between allocation groups and for subsequent premium payments and withdrawals that change the withdrawal base.
• The base rider fee adjustment will be calculated using the same formula as the base rider fee.
• The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.
• A pro-rated fee is deducted at the time the rider is terminated or upgraded.
118

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® 1.4[3]	Retirement Income Choice® 1.2[3]
Rider Form Number[1]	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)
Death Benefit	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.
The RDB does not reset due to the automatic step-up feature.	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.
The RDB does not reset due to the automatic step-up feature.
Designated Funds Available - Policyholders who add these riders may only invest in the investment options listed. Investment options may not be available as designated fund based on rider issue date.
Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
PLEASE NOTE: These investment options may not be available on all products, may vary for certain policies and may not be available for all policies. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.	Designated Allocation Group A
AB Balanced Wealth Strategy Portfolio
American Funds - Asset Allocation Fund
Fidelity VIP Balanced Portfolio
State Street Total Return V.I.S. Fund
TA BlackRock Smart Beta 50
TA BlackRock Global Allocation Managed Risk - Growth
TA Managed Risk – Growth ETF
TA QS Investors Active Asset Allocation – Moderate Growth
Designated Allocation Group B
TA American Funds Managed Risk - Balanced
TA BlackRock Global Allocation
TA BlackRock Global Allocation Managed Risk - Balanced
TA BlackRock Tactical Allocation
TA Madison Balanced Allocation
TA Madison Diversified Income
TA Managed Risk – Balanced ETF
TA QS Investors Active Asset Allocation – Moderate
Designated Allocation Group C
American Funds - Bond Fund
TA Aegon Government Money Market
TA Aegon U.S. Government Securities
TA AB Dynamic Allocation
TA Madison Conservative Allocation
TA Managed Risk – Conservative ETF
Fixed Account TA PineBridge Inflation Opportunities
TA PIMCO Total Return
TA QS Investors Active Asset Allocation - Conservative	Designated Allocation Group A
AB Balanced Wealth Strategy Portfolio
American Funds - Asset Allocation Fund
Fidelity VIP Balanced Portfolio
State Street Total Return V.I.S. Fund
TA BlackRock Smart Beta 50
TA BlackRock Global Allocation Managed Risk - Growth
TA Janus Balanced
TA Legg Mason Dynamic Allocation - Growth
TA Managed Risk – Growth ETF
TA PIMCO Tactical - Growth
TA QS Investors Active Asset Allocation – Moderate Growth
Designated Allocation Group B
TA American Funds Managed Risk - Balanced
TA BlackRock Global Allocation
TA BlackRock Global Allocation Managed Risk - Balanced
TA BlackRock Tactical Allocation
TA Legg Mason Dynamic Allocation - Balanced
TA Madison Balanced Allocation
TA Madison Diversified Income
TA Managed Risk- Balanced ETF
TA PIMCO Tactical - Balanced
TA QS Investors Active Asset Allocation – Moderate
Designated Allocation Group C
American Funds Bond Fund
TA Aegon Government Money Market
TA Aegon US Government Securities
TA AB Dynamic Allocation
TA Madison Conservative Allocation
TA Managed Risk – Conservative ETF
TA PineBridge Inflation Opportunities
TA PIMCO Tactical - Conservative
TA PIMCO Total Return
TA QS Investors Active Asset Allocation - Conservative
Fixed Account
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RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® 1.4[3]	Retirement Income Choice® 1.2[3]
Rider Form Number[1]	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)
Allocation Methods	N/A	Open Allocation Method (OAM):
• This program will automatically allocate assets from the policyholder's separate accounts to a subaccount of our choosing when the policy value has dropped relative to the guaranteed amount.
• If the policy value increases enough in relation to the guaranteed amounts, the money will be moved back into the separate accounts (pro-rata based on the policy holder's current separate account values).
• The allocation of assets between the accounts is at our sole discretion but will initially use modern financial theory to determine the correct allocation.
• The policyholder may not allocate premium payments to, nor transfer policy value into or out of the OAM investment options.
Current OA Subaccount: TA ProFund UltraBear
Withdrawal Benefits - See “Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” appendix for examples showing the effect of withdrawals on the WB.
The percentage (after 2/1/2010) is determined by the attained age of the annuitant[2] at the time of the first withdrawal.

Age 1st WDSingle Life WD%
 0 - 58........................................................0.0%
 59-64........................................................4.0%
 65-74........................................................5.0%
 75 + .........................................................6.0%
Age 1st WDJoint Life WD%
 0 - 58........................................................0.0%
 59-64........................................................3.5%
 65-74........................................................4.5%
 75 + ..........................................................5.5%
NOTE: Prior to 2/1/2010 the age bands regarding the withdrawal percentages above were as follows:
 0-58 59-69 70-79 80+
• Starting the rider anniversary following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.
• On each rider anniversary, the RWA will be reset equal to the greater of:
 1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire RWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next rider year.
The percentage (after 12/12/2011) is determined by the attained age of the annuitant[2] at the time of the first withdrawal.

Age 1st WDSingle Life WD%
 0 - 58........................................................0.0%
 59-64........................................................4.0%
 65-79........................................................5.0%
 80 + .........................................................6.0%
Age 1st WDJoint Life WD%
 0 - 58........................................................0.0%
 59-64........................................................3.5%
 65-79........................................................4.5%
 80 + ..........................................................5.5%
NOTE: Prior to 2/1/2010 the age bands regarding the withdrawal percentages above were as follows:
 0-58 59-69 70-79 80+
- After 2/1/2010 and prior to 12/12/2011 the age bands regarding the withdrawal percentages above were as follows:
 0-58 59-64 65-74 75+
• Starting the rider anniversary following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.
• On each rider anniversary, the RWA will be reset equal to the greater of:
 1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire RWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next rider year.
120

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® 1.4[3]	Retirement Income Choice® 1.2[3]
Rider Form Number[1]	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)
Automatic Step-Up Benefit	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary;
3) The highest policy value on a rider monthiversarySM*; or
4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**
* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.
** Item 4) is set to zero after the first 10 years or if there have been any withdrawals in the current rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow us to change the rider fee percentage after the 5th rider anniversary.
• If the largest value is 1) or 4) above, this is not considered a step-up.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.
NOTE: The benefit percentage will also increase if you have crossed into another age band prior to an automatic step-ups after the election date.	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary;
3) The highest policy value on a rider monthiversarySM*; or
4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**
* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.
** Item 4) is set to zero after the first 10 years or if there have been any withdrawals in the current rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow us to change the rider fee percentage after the 5th rider anniversary.
• If the largest value is 1) or 4) above, this is not considered a step-up.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.
NOTE: The benefit percentage will also increase if you have crossed into another age band prior to an automatic step-ups after the election date.
Exercising Rider	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each rider year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the greater of the base policy death benefit or any GMDB.
Exercising the Income Enhancement Option:
If qualifications are met, this optional feature doubles the income benefit percentage until the annuitant[2] is no longer confined (either has left the facility or deceased).
Qualifications:
–Confinement must be due to a medical necessity due to physical or cognitive ailment.
–Must be the annuitant[2] who is confined.
–Waiting period of 1 year from the rider date before the increase in the income benefit percentage is applicable.
–Elimination period is 180 days within the last 12 months which can be satisfied during the waiting period.
–Proof of confinement is required. This may be a statement from a physician or a hospital or nursing facility administrator.
–Qualification standards can be met again on the annuitant's2 life.	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each rider year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the greater of the base policy death benefit or any GMDB.
Exercising the Income Enhancement Option:
If qualifications are met, this optional feature doubles the income benefit percentage until the annuitant[2] is no longer confined (either has left the facility or deceased).
Qualifications:
–Confinement must be due to a medical necessity due to physical or cognitive ailment.
–Must be the annuitant[2] who is confined.
–Waiting period of 1 year from the rider date before the increase in the income benefit percentage is applicable.
–Elimination period is 180 days within the last 12 months which can be satisfied during the waiting period.
–Proof of confinement is required. This may be a statement from a physician or a hospital or nursing facility administrator.
–Qualification standards can be met again on the annuitant's2 life.
121

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® 1.4[3]	Retirement Income Choice® 1.2[3]
Rider Form Number[1]	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)
Income Benefit or Other Benefit Payout Considerations	Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.
NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.	Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.
NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.
Rider Upgrade	• Upgrades allowed within a 30 day window following each successive 5th rider anniversary.
• Rider availability and fees may vary at time of upgrade
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.
• An upgrade will reset the WB and RDB.
• Rider Fee Percentage will be the fee percentage that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.	• Upgrades allowed within a 30 day window following each successive 5th rider anniversary.
• Rider availability and fees may vary at time of upgrade.
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.
• An upgrade will reset the WB and RDB.
• Rider Fee Percentage will be the fee percentage that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.
Rider Termination	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each successive 5th rider anniversary.
• After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.
• The rider will be terminated the date we receive written notice from you requesting termination.	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each successive 5th rider anniversary.
• After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.
• The rider will be terminated the date we receive written notice from you requesting termination.
(1)	Rider form number may be found on the bottom left corner of your rider pages.
(2)	If the rider's Joint Life option has been elected for an additional fee, the benefits and features available could differ from the Single Life Option based on the age of the annuitant's spouse.
(3)	This rider and additional options may vary for certain policies and may not be available for all policies. This disclosure explains the material features of the riders. The application and operation of the riders are governed by the terms and conditions of the rider itself.
122

STATEMENT OF ADDITIONAL INFORMATION
MEMBERS® LANDMARKSM VARIABLE ANNUITY
Issued through
SEPARATE ACCOUNT VA B
Offered by
TRANSAMERICA LIFE INSURANCE COMPANY
This Statement of Additional Information expands upon subjects discussed in the current prospectus for the MEMBERS® LandmarkSM Variable Annuity offered by Transamerica Life Insurance Company. You may obtain a copy of the current prospectus, dated May 1, 2017, by calling (800) 525-6205, or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.
This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.
Dated: May 1, 2017

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GLOSSARY OF TERMS
accumulation unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.
adjusted policy value—The policy value increased or decreased by any excess interest adjustment.
Administrative Office—Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 525-6205.
annuitant—The person on whose life any annuity payments involving life contingencies will be based.
annuity commencement date—The date upon which annuity payments are to commence.
annuity payment option—A method of receiving a stream of annuity payments selected by the owner.
annuity unit—An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.
assumed investment return or AIR—The annual effective rate shown in the contract that is used in the calculation of each variable annuity payment.
beneficiary—The person who has the right to the death benefit as set forth in the policy.
business day—A day when the New York Stock Exchange is open for regular trading.
cash value—The adjusted policy value less any applicable surrender charge and rider fees (imposed upon surrender).
Code—The Internal Revenue Code of 1986, as amended.
enrollment form—A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.
excess interest adjustment—A positive or negative adjustment to amounts surrendered (both partial or full surrenders) and transfers or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by us since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full or partial surrenders or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum.
excess partial surrender—The portion of a partial surrender (surrender) that exceeds the free amount.
fixed account—One or more guaranteed period options under the policy that are part of our general assets and are not in the separate account.
free amount—The amount that can be withdrawn each year without incurring any surrender charges or excess interest adjustments.
guaranteed lifetime withdrawal benefit—Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Living Benefits Rider, the Retirement Income Max® Rider and the Retirement Income Choice® 1.6 Rider.
guaranteed period options—The various guaranteed interest rate periods of the fixed account which we may offer and into which premium payments may be paid or amounts transferred.
nonqualified policy—A policy other than a qualified policy.
owner (you, your)—The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and before the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.
policy date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
policy value—On or before the annuity commencement date, the policy value is equal to the owner's:
•	premium payments; minus
•	gross partial surrenders (partial surrenders plus or minus excess interest adjustments plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge plus taxes (on the withdrawal)); plus
•	interest credited in the fixed account; plus
•	accumulated gains in the separate account; minus
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•	accumulated losses in the separate account; minus
•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.
policy year—A policy year begins on the policy date and on each anniversary thereafter.
premium payment—An amount paid to us by the owner or on the owner's behalf as consideration for the benefits provided by the policy.
qualified policy—A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.
separate account—Separate Account VA B, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
separate account value—The portion of the policy value that is invested in the separate account.
service charge—An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $35, but will not exceed 2% of the policy value.
subaccount—A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.
supportable payment—The amount equal to the sum of the variable annuity unit values multiplied by the number of variable annuity units in each of the selected subaccounts.
surrender charge—A percentage of each premium payment that depends upon the length of time from the date of each premium payment. The surrender charge is assessed on full or partial surrenders from the policy. A surrender charge may also be referred to as a “contingent deferred sales charge.”
valuation period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made on each business day.
variable annuity payments—Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.
written notice—Written notice, signed by the owner, that gives the Company the information it requires and is received in good order at the Administrative Office. For some transactions, the Company may accept an electronic notice, such as telephone instructions. Such electronic notice must meet the requirements for good order that the Company establishes for such notices.
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In order to supplement the description in the prospectus, the following provides additional information about the Company (the Company, we, us or our) and the policy, which may be of interest to a prospective purchaser.
THE POLICY—GENERAL PROVISIONS
Owner
The policy shall belong to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with our consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.
Unless we have been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.
Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner's estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.
The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.
When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment we have made or action we have taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.
Entire Contract
The entire contract consists of the policy and any application, endorsements and riders. If any portion of the policy or rider attached thereto shall be found to be invalid, unenforceable or illegal, the remainder shall not in any way be affected or impaired thereby, but shall have the same force and effect as if the invalid, unenforceable or illegal portion had not been inserted.
Misstatement of Age or Sex
During the Accumulation Phase. If the age of any person whose life or age a benefit provided under a guaranteed benefit has been misstated, any such benefit will be that which would have been purchased on the basis of the correct age. If that person would not have been eligible for that guaranteed benefit at the correct age, (i) the benefit will be rescinded; and (ii) any charges that were deducted for the benefit will be refunded and applied to the total account value of the policy.
We reserve the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the policy.
After the Annuity Commencement Date. We may require proof of the annuitant’s or owner’s age and/or sex before any payments associated with any benefits are made. If the age or sex of the annuitant and/or owner has been misstated, we will change the payment associated with any benefits payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by us shall be paid in full with the next payment due such person, beneficiary, or payee. The dollar amount of any overpayment made by us due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest specified in your policy, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to us.
Reallocation of Annuity Units After the Annuity Commencement Date
After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the
3

annuity units remaining in an account or subaccount after a reallocation is less than $10, we reserve the right to include the value of those annuity units as part of the transfer. The request must be in writing to our Administrative Office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.
After the annuity commencement date, no transfers may be made from the fixed account to the separate account.
Annuity Payment Options
Note: Portions of the following discussion do not apply to annuity payments under the Initial Payment Guarantee. See the “Stabilized Payments” section of this SAI.
During the lifetime of the annuitant and before the annuity commencement date, the owner may choose an annuity payment option or change the election, but notice of any election or change of election must be received by us in good order at least thirty (30) days before the annuity commencement date (elections less than 30 days require prior approval). If no election is made before the annuity commencement date, annuity payments will be made under life income with variable payments for 10 years certain using the existing policy value of the separate account. These default options may be restricted with respect to qualified policies.
The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount we have at the death of a payee. Naming these payees cancels any prior choice of a successor payee.
A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells us in writing and we agree.
Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 5% effective annual Assumed Investment Return and the “Annuity 2000” (male, female and unisex if required by law) mortality table projected for improvement using projection scale G. The rates were projected dynamically using an assumed annuity commencement date of 2005. the “Annuity 2000” mortality rates are adjusted based on improvements in mortality to more appropriately reflect increased longevity. The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary. For certain qualified policies the use of unisex mortality tables may be required.
Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state and Federal law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant's actual age nearest birthday, on the annuity commencement date, adjusted as described in your policy. This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.
Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.
Death Benefit
Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death or any other proof satisfactory to us will constitute due proof of death. If the annuitant dies after the annuity commencement date, no death benefit is payable and the amount payable will depend on the annuity income option.
Upon receipt in good order of this proof and an election of a method of settlement, the death benefit generally will be paid within seven days, or as soon thereafter as we have sufficient information about the beneficiary(ies) to make the payment. The death benefit may be paid as a lump sum, as annuity payments or as otherwise permitted by the Company in accordance with applicable law unless a settlement agreement is effective at the death of the owner preventing such election.
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If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the adjusted policy value. If the new owner is not the deceased owner's spouse, however, (1) the adjusted policy value must be distributed within five years after the date of the deceased owner's death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner's death and must be made for the new owner's lifetime or for a period certain (so long as any period certain does not exceed the new owner's life expectancy). If the sole new owner is the deceased owner's surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.
Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending us written notice. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by us. We will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.
Death of Owner
Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See the TAX INFORMATION section in the prospectus for more information about these rules. Other rules may apply to qualified policies.
Assignment
During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on us until a copy has been filed at its Administrative Office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. We assume no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.
Unless you so direct by filing written notice with us, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary's creditors.
Ownership under qualified policies is restricted to comply with the Code.
Evidence of Survival
We reserve the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until we receive such evidence.
Non-Participating
The policy will not share in our surplus earnings; no dividends will be paid.
Amendments
No change in the policy is valid unless made in writing by us and approved by one of our officers. No registered representative has authority to change or waive any provision of the policy.
We reserve the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.
Employee and Agent Purchases
The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of ours or our affiliated companies or their immediate family. In such a case, we in our discretion, may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs we experience on those purchases. We may offer certain employer sponsored savings plans, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense
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risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which we are not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.
Present Value of Future Variable Payments
The present value of future period certain variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request (in good order), multiplied by (b) the number of payments remaining, multiplied by a discount rate (such as the assumed investment rate or “AIR”).
Stabilized Payments
If you have selected a payout feature that provides for stabilized payments (e.g., the Initial Payment Guarantee), please note that the stabilized payments remain level throughout each year and are adjusted on your annuitization anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The annuity units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On the anniversary of your annuity commencement date we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance of the subaccounts will be increased because more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance of the subaccounts will be decreased because fewer variable annuity units are credited to you. If the Initial Payment Guarantee is chosen, then the stabilized variable annuity payment will equal the greater of the guaranteed payment or the supportable payment at that time.
The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.
Hypothetical Changes in Annuity Units with Stabilized Payments*
♦Assumed Investment Rate = 5.0% ♦Life & 10 Year Certain ♦Male aged 65 ♦First Variable Payment = $500
	Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments In Annuity Units	Cumulative Adjusted Annuity Units
At Issue: January 1	400.0000	1.250000	$500.00	$500.00	0.0000	400.0000
February 1	400.0000	1.252005	$500.80	$500.00	0.0041	400.0041
March 1	400.0000	1.252915	$501.17	$500.00	0.0059	400.0100
April 1	400.0000	1.245595	$498.24	$500.00	(0.0089)	400.0011
May 1	400.0000	1.244616	$497.85	$500.00	(0.0108)	399.9903
June 1	400.0000	1.239469	$495.79	$500.00	(0.0212)	399.9691
July 1	400.0000	1.244217	$497.69	$500.00	(0.0115)	399.9576
August 1	400.0000	1.237483	$494.99	$500.00	(0.0249)	399.9327
September 1	400.0000	1.242382	$496.95	$500.00	(0.0150)	399.9177
October 1	400.0000	1.242382	$496.95	$500.00	(0.0149)	399.9027
November 1	400.0000	1.249210	$499.68	$500.00	(0.0016)	399.9012
December 1	400.0000	1.252106	$500.84	$500.00	0.0040	399.9052
January 1	399.9052	1.255106	$501.92	$501.92	0.0000	399.9052
*	The total separate account expenses and portfolio expenses included in the calculations are 2.25% (2.25% is a hypothetical figure). If higher (or lower) expenses were charged, the numbers would be lower (or higher).
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INVESTMENT EXPERIENCE
A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.
Accumulation Units
Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.
Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the Administrative Office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for regular trading.
An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.
The net investment factor for any subaccount for any valuation period is determined by dividing (A + B - C) by (D) and subtracting (D) from the result, where the net result of:
A	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus
B	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus
C	a per share credit or charge for any taxes determined by us to have resulted during the valuation period from the investment operations of the subaccount;
D	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and
E	is an amount representing the separate account charge and any optional benefit fees, if applicable.
Illustration of Separate Account Accumulation Unit Value Calculations
Formula and Illustration for Determining the Net Investment Factor
Net Investment Factor =	(A + B - C)	- E
D

Where:
A =	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.
Assume A = $11.57
B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
Assume B = 0
C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
Assume C = 0
D =	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.
Assume D = $11.40
E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees, if applicable. Assume E totals 1.95% on an annual basis; On a daily basis, this equals 0.000052912.

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Then, the net investment factor =	(11.57 + 0 – 0)	- 0.000052912 = Z = 1.014859369
(11.40)
Formula for Determining Accumulation Unit Value
Accumulation Unit Value = A * B
Where:
A =	The accumulation unit value for the immediately preceding valuation period.
Assume A = $X
B =	The net investment factor for the current valuation period.
Assume B = Y
Then, the accumulation unit value = $X * Y = $Z
Annuity Unit Value and Annuity Payment Rates
The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to A multiplied by B multiplied by C, where:
A	is the variable annuity unit value for the subaccount on the immediately preceding business day;
B	is the net investment factor for that subaccount for the valuation period; and
C	is the assumed investment return adjustment factor for the valuation period.
The assumed investment return adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.
The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:
(i)	is the result of:
(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus
(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus
(3)	a per share charge or credit for any taxes reserved for, which we determine to have resulted from the investment operations of the subaccount.
(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.
(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of shares held in that subaccount. (For calculating Initial Payment Guarantee annuity payments, the factor is higher at a rate of 2.50%).
The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.
The annuity payment rates generally vary according to the annuity option elected and the gender and adjusted age of the annuitant at the annuity commencement date. The policy contains a table for determining the adjusted age of the annuitant.
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Calculations for Annuity Unit
Value and Variable Annuity Payments
Formula for Determining Annuity Unit Value
Annuity Unit Value = A * B * C
Where:
A =	Annuity unit value for the immediately preceding valuation period.
Assume A = $X
B =	Net investment factor for the valuation period for which the annuity unit value is being calculated.
Assume B = Y
C =	A factor to neutralize the annual assumed investment return of 5% built into the Annuity Tables used.
Assume C = Z
Then, the annuity unit value is: $X * Y * Z = $Q
Formula for Determining Amount of
First Monthly Variable Annuity Payment
First monthly variable annuity payment =	A * B
$1,000

Where:
A =	The adjusted policy value as of the annuity commencement date.
Assume A = $X
B =	The annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
Assume B = $Y

Then, the first monthly variable annuity payment =	$X * $Y	= $Z
1,000
Formula for Determining the Number of Annuity Units
Represented by Each Monthly Variable Annuity Payment
Number of annuity units =	A
B

Where:
A =	The dollar amount of the first monthly variable annuity payment.
Assume A = $X
B =	The annuity unit value for the valuation date on which the first monthly payment is due.
Assume B = $Y

Then, the number of annuity units =	$X	= Z
$Y
PERFORMANCE
We periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of non-standard performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.
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Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges. These figures may also reflect the premium enhancement, if any.
Third, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.
Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.
HISTORICAL PERFORMANCE DATA
Money Market Yields
We may from time to time disclose the current annualized yield of the money market subaccount, which invests in the corresponding money market portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the money market subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula.
Current Yield = ((NCS * ES)/UV) * (365/7)
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.
Because of the charges and deductions imposed under a policy, the yield for the money market subaccount will be lower than the yield for the corresponding money market portfolio. The yield calculations do not reflect the effect of any premium taxes. The yield calculations also do not reflect surrender charges that may be applicable to a particular policy. Surrender charges range from 8% to 0% of the amount of premium payments surrendered based on the number of years since the premium payment was made. Surrender charges are based on the number of years since the date the premium payment was made, not the policy value.
We may also disclose the effective yield of the money market subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula.
Effective Yield = (1 + ((NCS - ES)/UV))365/7 - 1
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.
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The yield on amounts held in the money market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding money market portfolio, the types and quality of portfolio securities held by the corresponding money market portfolio and its operating expenses.
Total Returns
We may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.
Total returns will be calculated using subaccount unit values which we calculate on each business day based on the performance of the separate account's underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula.
P (1 + T)N = ERV
Where:
T	=	The average annual total return net of subaccount recurring charges.
ERV	=	The ending redeemable value of the hypothetical account at the end of the period.
P	=	A hypothetical initial payment of $1,000.
N	=	The number of years in the period.
Other Performance Data
We may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.
We may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula except that the surrender charge percentage will be assumed to be 0%.
CTR = (ERV / P)-1
Where:
CTR	=	The cumulative total return net of subaccount recurring charges for the period.
ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.
P	=	A hypothetical initial payment of $1,000.
All non-standard performance data will only be advertised if the standard performance data is also disclosed.
Adjusted Historical Performance Data
From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.
PUBLISHED RATINGS
We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services, Moody's Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect our financial strength. The
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ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms.
STATE REGULATION OF US
We are subject to the laws of jurisdiction governing insurance companies and to regulation by the jurisdiction Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering our operations for the preceding year and our financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine our contract liabilities and reserves so that the Department may determine the items are correct. Our books and accounts are subject to review by the Department of Insurance at all times, and a full examination of our operations are conducted periodically by the National Association of Insurance Commissioners. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which it may operate.
ADMINISTRATION
We perform administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.
RECORDS AND REPORTS
All records and accounts relating to the separate account will be maintained by us. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, we will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments we send to you) you may only receive quarterly confirmations.
DISTRIBUTION OF THE POLICIES
We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (“TCI”), for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below).
TCI's home office is located at 1800 California St. Suite 5200 Denver, Colorado 80202. TCI is an indirect, wholly owned subsidiary of AEGON USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of Financial Industry Regulatory Authority (“FINRA”). TCI is not a member of the Securities Investor Protection Corporation.
The policies were offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. Sales representatives with these selling firms are appointed as our insurance agents.
We and our affiliates provide paid-in capital to TCI and pay for TCI's operating and other expenses, including overhead, legal and accounting fees. We also pay TCI an “override” payment based on the pricing of the product which becomes part of TCI's assets. In addition, we pay commission to TCI for policy sales; these commissions are passed through to the selling firms with TCI not retaining any portion of the commissions. During fiscal year 2016, 2015 and 2014 the amounts paid to TCI in connection with all policies sold through the separate account were $63,974,281, $72,921,907 and $79,046,025, respectively.
We and/or TCI or another affiliate may pay certain selling firms additional cash amounts for: (1) marketing allowances, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses of the selling firms. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. Differences in compensation paid to a selling firm or its sales representatives for selling one product over another may create conflicts of interests for such firms or its sales representatives.
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VOTING RIGHTS
To the extent required by law, we will vote the underlying fund portfolios' shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we will determine that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.
Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.
After the annuity commencement date, you have the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person's number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.
The number of votes that you have the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. We will solicit voting instructions by sending you, or other persons entitled to vote, requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by us in which you, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.
Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.
OTHER PRODUCTS
We make other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment choices or charges.
CUSTODY OF ASSETS
We hold assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from our general account assets. We maintain records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by our fidelity bond, presently in the amount of $5,000,000, covering the acts of our officers and employees.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements of the Separate Account VA B, as of December 31, 2016 and for the years ended December 31, 2016 and 2015, and the statutory-basis financial statements and schedules of Transamerica Life Insurance Company as of December 31, 2016 and 2015 and for the three years ended December 31, 2016 included in this Statement of Additional Information, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given upon the authority of such firm as experts in accounting and auditing.
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
OTHER INFORMATION
A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement and the amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.
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FINANCIAL STATEMENTS
The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA B, which are available for investment by MEMBERS® LandmarkSM Variable Annuity policy owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of us to meet our obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.
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APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit values and the number of accumulation units outstanding for the total separate account expenses listed therein (including any applicable fund facilitation fees) for each subaccount available on December 31, 2016.
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount Inception Date November 10, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.713282 $1.720152 $1.633275 $1.428555 $1.281555 $1.344388 $1.239595 $1.012991 $1.000000	$1.759585 $1.713282 $1.720152 $1.633275 $1.428555 $1.281555 $1.344388 $1.239595 $1.012991	4,733,982.884 4,825,603.021 4,966,720.178 4,652,404.638 4,243,178.264 4,358,126.163 3,176,084.209 1,834,244.097 4,854.267
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.585482 $1.591754 $1.537451 $1.265353 $1.108731 $1.114202 $1.008165 $0.989782	$1.704083 $1.585482 $1.591754 $1.537451 $1.265353 $1.108731 $1.114202 $1.008165	16,767,762.752 17,827,559.189 17,037,747.923 15,903,574.654 12,129,840.585 11,002,812.595 5,888,366.869 342,751.375
American Funds - Bond FundSM - Class 2(2) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.097628 $1.114332 $1.077518 $1.121116 $1.083204 $1.039220 $0.993876 $1.000903	$1.110019 $1.097628 $1.114332 $1.077518 $1.121116 $1.083204 $1.039220 $0.993876	6,899,696.201 6,132,405.228 6,440,570.894 6,669,357.840 6,723,163.334 4,335,253.677 1,758,795.251 150,622.372
American Funds - Growth FundSM - Class 2(2) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.820707 $1.734526 $1.627293 $1.273284 $1.099591 $1.169354 $1.003022 $0.986485	$1.958319 $1.820707 $1.734526 $1.627293 $1.273284 $1.099591 $1.169354 $1.003022	7,717,999.888 7,740,910.774 8,081,324.968 6,864,086.527 5,880,491.065 3,905,538.641 2,225,606.298 28,512.540
American Funds - Growth-Income FundSM - Class 2(2) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.744688 $1.750626 $1.610840 $1.228334 $1.064468 $1.103785 $1.008415 $0.986806	$1.911385 $1.744688 $1.750626 $1.610840 $1.228334 $1.064468 $1.103785 $1.008415	6,077,687.516 4,118,036.699 4,029,090.306 3,792,028.972 3,289,417.936 2,221,314.046 1,691,024.699 17,907.186
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.420685 $1.436821 $1.325572 $1.127958 $0.997180 $1.052371 $0.907083 $0.665606 $1.000000	$1.497436 $1.420685 $1.436821 $1.325572 $1.127958 $0.997180 $1.052371 $0.907083 $0.665606	10,748,096.079 11,232,778.225 11,108,366.632 9,811,787.157 8,677,473.265 7,118,121.215 4,652,314.477 3,276,384.444 506,583.145
15

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.182143 $1.290946 $1.252502 $1.115734 $1.005351 $0.996636 $0.897800 $0.672044 $0.969756 $1.000000	$1.328062 $1.182143 $1.290946 $1.252502 $1.115734 $1.005351 $0.996636 $0.897800 $0.672044 $0.969756	7,182,061.177 8,867,391.227 10,736,196.854 11,572,097.747 13,125,725.645 13,351,180.746 7,819,838.498 5,134,949.174 2,245,505.680 785,173.699
State Street Total Return V.I.S. Fund - Class 3(1)(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.282542 $1.322097 $1.279657 $1.135198 $1.028571 $1.079477 $1.003804 $0.988814	$1.337839 $1.282542 $1.322097 $1.279657 $1.135198 $1.028571 $1.079477 $1.003804	2,884,138.907 2,896,168.178 3,325,650.745 2,951,776.116 2,619,636.167 1,967,086.227 715,680.337 2,605.961
TA AB Dynamic Allocation - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.607957 $1.638943 $1.578948 $1.499370 $1.438604 $1.436219 $1.335549 $1.033496 $1.665133 $1.428939	$1.615777 $1.607957 $1.638943 $1.578948 $1.499370 $1.438604 $1.436219 $1.335549 $1.033496 $1.665133	10,976,575.869 12,380,781.241 10,898,966.626 12,013,461.214 13,102,214.833 9,402,118.631 1,593,165.138 451,065.211 278,861.942 533,892.149
TA Aegon Government Money Market - Service Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.960881 $0.975221 $0.989809 $1.004609 $1.019683 $1.034921 $1.050379 $1.066018 $1.059141 $1.026204	$0.946739 $0.960881 $0.975221 $0.989809 $1.004609 $1.019683 $1.034921 $1.050379 $1.066018 $1.059141	19,314,534.926 25,703,843.891 28,168,440.822 21,664,491.923 24,268,769.002 16,936,197.348 12,496,464.504 10,703,944.406 11,099,099.147 4,124,023.150
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 1, 1998	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.798931 $1.907954 $1.869187 $1.784325 $1.546734 $1.501747 $1.358908 $0.939196 $1.279014 $1.276255	$2.038312 $1.798931 $1.907954 $1.869187 $1.784325 $1.546734 $1.501747 $1.358908 $0.939196 $1.279014	4,890,107.210 4,601,970.768 5,013,018.618 11,602,496.868 11,913,250.882 4,612,663.846 3,075,773.200 2,185,947.989 287,355.118 457,397.140
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 13, 1994	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.271297 $1.292629 $1.256459 $1.307833 $1.265974 $1.197654 $1.166358 $1.136157 $1.073637 $1.030263	$1.254313 $1.271297 $1.292629 $1.256459 $1.307833 $1.265974 $1.197654 $1.166358 $1.136157 $1.073637	7,985,758.712 7,935,793.804 7,555,340.870 8,209,499.262 21,082,939.214 12,062,214.950 11,418,895.108 5,877,174.025 1,885,897.901 361,297.493
16

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.271297 $1.292629 $1.256459 $1.307833 $1.265974 $1.197654 $1.166358 $1.136157 $1.073637 $1.030263	$1.254313 $1.271297 $1.292629 $1.256459 $1.307833 $1.265974 $1.197654 $1.166358 $1.136157 $1.073637	3,672,453.128 3,203,430.969 2,669,537.732 2,931,963.249 12,172,762.330 17,082,804.780 10,844,525.758 16,654,125.738 28,331,587.997 1,088,666.718
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2016 2015	$9.524294 $9.999592	$9.985489 $9.524294	251,720.615 105,751.234
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.308371 $2.436357 $2.209209 $1.725844 $1.571597 $1.556876 $1.434601 $1.280515 $1.971298 $1.917627	$2.606177 $2.308371 $2.436357 $2.209209 $1.725844 $1.571597 $1.556876 $1.434601 $1.280515 $1.971298	6,319,880.296 6,165,367.848 6,888,466.023 6,934,456.529 6,439,929.341 4,693,027.263 3,873,506.055 1,363,494.337 665,750.433 750,652.143
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998780	$10.467150	0.000
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.462132 $1.502498 $1.500189 $1.331962 $1.230599 $1.300004 $1.203183 $1.000000	$1.506266 $1.462132 $1.502498 $1.500189 $1.331962 $1.230599 $1.300004 $1.203183	49,262,580.660 54,607,473.478 59,908,595.114 61,597,978.179 63,404,565.105 56,581,753.707 33,542,967.877 4,602,981.694
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2016 2015 2014	$9.427425 $9.908136 $9.998776	$9.322970 $9.427425 $9.908136	102,580.303 111,010.855 6,759.966
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10, 2014	2016 2015 2014	$9.230789 $9.868224 $9.998776	$9.077556 $9.230789 $9.868224	377,617.617 434,065.700 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998780	$10.150822	111,039.320
TA BlackRock Smart Beta 75 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998780	$10.220022	0.000
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.652117 $1.678990 $1.621951 $1.465379 $1.352082 $1.322799 $1.206946 $1.000000	$1.707659 $1.652117 $1.678990 $1.621951 $1.465379 $1.352082 $1.322799 $1.206946	43,895,028.739 48,709,765.491 54,398,626.901 51,074,814.429 43,129,840.553 24,446,774.302 11,903,808.679 1,621,280.990
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.534309 $2.594954 $2.324820 $2.275322 $1.848023 $1.995615 $1.756760 $1.340633 $2.366536 $2.580481	$2.507402 $2.534309 $2.594954 $2.324820 $2.275322 $1.848023 $1.995615 $1.756760 $1.340633 $2.366536	2,548,681.335 2,946,666.711 3,194,236.516 3,066,099.248 2,821,345.907 2,137,194.645 1,194,819.376 499,997.796 350,357.465 506,071.765
17

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.198427 $1.214922 $1.143599 $0.975267 $0.879968 $1.001403 $0.985842 $0.986575	$1.229400 $1.198427 $1.214922 $1.143599 $0.975267 $0.879968 $1.001403 $0.985842	14,731,739.102 16,090,138.493 15,461,745.187 14,109,352.954 9,318,857.489 6,167,664.040 4,302,364.392 286,431.450
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.326738 $2.492841 $2.536859 $1.854746 $1.730832 $1.887300 $1.434038 $0.909040 $1.722779 $1.430616	$2.239642 $2.326738 $2.492841 $2.536859 $1.854746 $1.730832 $1.887300 $1.434038 $0.909040 $1.722779	2,504,595.239 2,626,812.570 3,033,897.482 3,197,059.889 3,119,116.035 3,164,153.938 1,121,882.864 513,541.011 197,130.488 297,554.272
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2016 2015 2014 2013 2012	$1.121033 $1.161974 $1.087191 $1.008908 $1.000000	$1.097116 $1.121033 $1.161974 $1.087191 $1.008908	8,835,422.261 8,716,406.217 8,442,275.262 7,510,896.861 3,134,814.610
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2016 2015 2014 2013 2012	$1.165325 $1.218749 $1.143507 $1.003956 $1.000000	$1.136804 $1.165325 $1.218749 $1.143507 $1.003956	8,416,079.243 9,664,269.576 7,705,330.926 5,286,958.173 1,616,834.461
TA Madison Balanced Allocation - Service Class Subaccount inception Date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.169600 $1.195923 $1.147943 $1.027927 $0.963442 $1.000000	$1.212876 $1.169600 $1.195923 $1.147943 $1.027927 $0.963442	4,915,800.310 5,321,157.927 5,540,739.557 5,851,840.832 4,483,399.991 1,704,543.575
TA Madison Conservative Allocation - Service Class Subaccount inception Date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.098773 $1.123644 $1.088716 $1.034089 $0.987209 $1.000000	$1.126874 $1.098773 $1.123644 $1.088716 $1.034089 $0.987209	3,049,503.160 3,338,837.567 3,806,933.622 4,524,226.137 3,258,291.940 878,134.437
TA Madison Diversified Income - Service Class Subaccount inception Date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.165843 $1.181608 $1.133478 $1.053359 $1.011959 $1.000000	$1.227219 $1.165843 $1.181608 $1.133478 $1.053359 $1.011959	2,950,666.101 2,921,809.538 3,174,906.170 3,268,249.939 2,350,431.750 830,281.799
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.196308 $1.236128 $1.200071 $1.093104 $1.023630 $1.023942 $0.938912 $0.817803 $1.000000	$1.222900 $1.196308 $1.236128 $1.200071 $1.093104 $1.023630 $1.023942 $0.938912 $0.817803	46,576,593.803 52,250,894.838 55,158,671.166 54,296,022.488 38,483,093.656 23,295,906.340 9,725,817.279 13,554,185.023 131,550.356
18

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.234284 $1.261475 $1.216626 $1.149041 $1.093979 $1.076184 $0.998250 $0.999959	$1.265649 $1.234284 $1.261475 $1.216626 $1.149041 $1.093979 $1.076184 $0.998250	10,563,810.739 10,439,815.444 10,824,234.430 10,228,169.582 8,605,627.676 3,537,223.547 1,073,755.591 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.189596 $1.251429 $1.221689 $1.043955 $0.949931 $0.975207 $0.875931 $0.721758 $1.000000	$1.226783 $1.189596 $1.251429 $1.221689 $1.043955 $0.949931 $0.975207 $0.875931 $0.721758	68,484,626.157 74,324,647.134 83,628,438.825 76,066,311.071 54,244,131.719 43,631,049.916 35,148,257.392 17,391,617.912 2,012,269.671
TA MFS International Equity - Service Class Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.062913 $2.098956 $2.252306 $1.941176 $1.616793 $1.827773 $1.681853 $1.290929 $2.032875 $1.895435	$2.029792 $2.062913 $2.098956 $2.252306 $1.941176 $1.616793 $1.827773 $1.681853 $1.290929 $2.032875	1,981,484.598 2,239,486.108 1,999,647.534 2,007,856.193 1,558,374.028 1,240,204.870 805,931.948 512,855.910 336,816.455 760,765.644
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2012	2016 2015 2014 2013 2012	$1.033083 $1.075969 $1.012797 $0.919103 $0.925719	$1.072624 $1.033083 $1.075969 $1.012797 $0.919103	11,093,809.856 11,786,276.367 11,741,540.681 11,434,206.717 7,826,328.936
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2012	2016 2015 2014 2013 2012	$0.990093 $1.026253 $0.958074 $0.899120 $0.902981	$1.024054 $0.990093 $1.026253 $0.958074 $0.899120	7,773,487.641 7,819,567.593 6,413,819.804 6,856,940.718 4,863,404.671
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2012	2016 2015 2014 2013 2012	$0.990242 $1.041082 $0.993201 $0.863059 $0.873828	$1.023180 $0.990242 $1.041082 $0.993201 $0.863059	7,821,222.372 8,338,175.618 7,628,748.362 7,441,990.919 5,300,746.806
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.413105 $1.426917 $1.388085 $1.448972 $1.370456 $1.312870 $1.246128 $1.092698 $1.144309 $1.067572	$1.426728 $1.413105 $1.426917 $1.388085 $1.448972 $1.370456 $1.312870 $1.246128 $1.092698 $1.144309	27,455,684.060 30,122,010.074 32,727,805.445 36,532,339.353 37,646,728.713 25,225,114.819 17,309,040.532 6,838,365.294 1,726,062.601 1,297,631.325
TA PineBridge Inflation Opportunities- Service Class Subaccount inception Date May 2, 2011	2016 2015 2014 2013 2012 2011	$0.969976 $1.013587 $0.995180 $1.116750 $1.066426 $1.000000	$0.992025 $0.969976 $1.013587 $0.995180 $1.116750 $1.066426	7,384,513.119 8,216,600.577 9,135,376.085 9,686,696.844 8,643,082.748 2,624,256.684
19

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA ProFunds UltraBear Fund - Service Class OAM Subaccount inception Date May 1, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$0.080580 $0.088209 $0.120311 $0.222465 $0.320009 $0.405751 $0.562345 $1.000000	$0.060648 $0.080580 $0.088209 $0.120311 $0.222465 $0.320009 $0.405751 $0.562345	64,130,709.537 45,372,731.530 19,856,757.902 14,747,695.979 44,957,963.655 45,168,626.840 3,584,184.325 172,759.606
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception Date December 9, 2011	2016 2015 2014 2013 2012 2011	$1.068120 $1.110358 $1.087784 $1.031189 $0.980272 $1.000000	$1.080245 $1.068120 $1.110358 $1.087784 $1.031189 $0.980272	10,336,762.899 11,339,413.622 13,634,729.520 15,290,846.487 12,682,093.880 7,436,026.896
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2012	2016 2015 2014 2013 2012	$1.080833 $1.173747 $1.154131 $1.005469 $0.982260	$1.085851 $1.080833 $1.173747 $1.154131 $1.005469	19,259,856.326 24,297,339.107 26,088,700.763 24,235,190.533 16,635,454.489
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2012	2016 2015 2014 2013 2012	$1.079998 $1.145176 $1.121783 $1.024706 $1.004922	$1.087306 $1.079998 $1.145176 $1.121783 $1.024706	16,450,954.169 18,183,903.310 20,381,462.698 20,280,958.890 11,605,767.331
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$3.296353 $3.275219 $3.128977 $2.210107 $1.943843 $1.943542 $1.471490 $1.079705 $1.723339 $1.600870	$3.605081 $3.296353 $3.275219 $3.128977 $2.210107 $1.943843 $1.943542 $1.471490 $1.079705 $1.723339	3,932,812.998 3,683,946.638 3,759,695.896 3,965,198.631 3,151,007.829 2,467,702.802 1,519,465.114 714,925.002 362,239.770 541,949.910
TA TS&W International Equity - Service Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.005435 $2.014574 $2.161065 $1.767918 $1.541241 $1.831042 $1.717602 $1.387180 $2.310106 $2.034237	$1.991011 $2.005435 $2.014574 $2.161065 $1.767918 $1.541241 $1.831042 $1.717602 $1.387180 $2.310106	1,345,890.574 2,363,393.171 1,270,041.222 1,275,903.820 1,235,381.256 1,068,306.135 976,999.975 745,245.758 737,860.075 1,104,968.644

Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount Inception Date November 10, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.737579 $1.741112 $1.649925 $1.440290 $1.289515 $1.350083 $1.242394 $1.013273 $1.000000	$1.788036 $1.737579 $1.741112 $1.649925 $1.440290 $1.289515 $1.350083 $1.242394 $1.013273	13,937,946.921 15,097,893.411 14,490,465.851 13,849,741.522 12,360,697.011 11,117,756.377 7,118,347.462 4,221,944.017 148,500.199
20

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.604666 $1.607850 $1.549943 $1.273134 $1.113350 $1.116648 $1.008398 $0.989787	$1.728094 $1.604666 $1.607850 $1.549943 $1.273134 $1.113350 $1.116648 $1.008398	61,229,002.961 56,232,278.726 58,764,126.600 58,837,799.222 44,987,411.630 35,818,173.784 17,641,226.158 269,768.174
American Funds - Bond FundSM - Class 2(2) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.110913 $1.125609 $1.086297 $1.128027 $1.087721 $1.041503 $0.994105 $1.000908	$1.125662 $1.110913 $1.125609 $1.086297 $1.128027 $1.087721 $1.041503 $0.994105	28,421,707.212 27,708,047.790 29,747,278.718 31,564,280.949 31,908,333.652 15,650,416.354 6,112,073.587 256,270.891
American Funds - Growth FundSM - Class 2(2) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.842755 $1.752076 $1.640522 $1.281122 $1.104178 $1.171929 $1.003254 $0.986490	$1.985902 $1.842755 $1.752076 $1.640522 $1.281122 $1.104178 $1.171929 $1.003254	20,013,479.456 21,613,289.062 21,067,167.983 21,029,944.801 17,653,279.337 11,383,837.203 5,623,638.427 191,615.659
American Funds - Growth-Income FundSM - Class 2(2) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.765846 $1.768375 $1.623967 $1.235904 $1.068907 $1.106211 $1.008648 $0.986811	$1.938364 $1.765846 $1.768375 $1.623967 $1.235904 $1.068907 $1.106211 $1.008648	13,471,903.577 13,225,169.837 15,334,525.559 13,715,447.737 11,027,296.204 7,572,546.852 3,671,938.882 58,438.637
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.442358 $1.455868 $1.340488 $1.138401 $1.004416 $1.057928 $0.910073 $0.666486 $1.000000	$1.523263 $1.442358 $1.455868 $1.340488 $1.138401 $1.004416 $1.057928 $0.910073 $0.666486	46,928,753.005 46,892,843.252 43,505,478.469 36,709,763.231 35,675,727.144 25,046,461.605 16,383,988.542 11,521,877.756 4,250,046.051
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.202518 $1.310604 $1.269067 $1.128272 $1.014638 $1.003872 $0.902535 $0.674255 $0.971026 $1.000000	$1.353601 $1.202518 $1.310604 $1.269067 $1.128272 $1.014638 $1.003872 $0.902535 $0.674255 $0.971026	15,673,845.588 19,007,294.818 23,304,127.295 25,835,534.349 29,787,996.038 26,491,187.668 15,936,754.744 7,116,425.353 3,765,983.340 1,368,292.398
State Street Total Return V.I.S. Fund - Class 3(1)(3) Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.298076 $1.335484 $1.290061 $1.142177 $1.032864 $1.081849 $1.004036 $0.988819	$1.356701 $1.298076 $1.335484 $1.290061 $1.142177 $1.032864 $1.081849 $1.004036	10,129,059.389 10,440,664.417 11,429,382.743 11,169,243.218 11,239,489.518 9,477,051.195 4,397,140.944 109,575.284
21

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AB Dynamic Allocation - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.648662 $1.677130 $1.612566 $1.528267 $1.463422 $1.458130 $1.353255 $1.045137 $1.680554 $1.439300	$1.659939 $1.648662 $1.677130 $1.612566 $1.528267 $1.463422 $1.458130 $1.353255 $1.045137 $1.680554	52,550,430.950 57,798,336.901 61,575,858.802 66,571,507.496 66,078,811.717 47,493,227.607 7,485,119.057 1,564,842.545 993,869.551 1,739,190.289
TA Aegon Government Money Market - Service Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.985199 $0.997964 $1.010867 $1.023982 $1.037275 $1.050711 $1.064264 $1.078019 $1.068957 $1.033653	$0.972661 $0.985199 $0.997964 $1.010867 $1.023982 $1.037275 $1.050711 $1.064264 $1.078019 $1.068957	54,635,477.454 60,280,147.910 60,755,365.655 59,899,687.311 73,672,072.695 64,796,472.804 42,745,167.171 37,051,237.111 37,873,525.060 13,919,900.533
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 2, 1998	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.844453 $1.952378 $1.908942 $1.818674 $1.573385 $1.524631 $1.376898 $0.949767 $1.290857 $1.285516	$2.094002 $1.844453 $1.952378 $1.908942 $1.818674 $1.573385 $1.524631 $1.376898 $0.949767 $1.290857	11,590,128.696 11,698,955.177 14,181,948.541 16,042,211.790 14,559,317.424 9,749,138.416 6,432,135.391 2,928,900.930 892,933.206 1,203,677.394
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 9, 1994	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.303459 $1.322729 $1.283183 $1.333006 $1.287774 $1.215879 $1.181779 $1.148918 $1.083556 $1.037718	$1.288579 $1.303459 $1.322729 $1.283183 $1.333006 $1.287774 $1.215879 $1.181779 $1.148918 $1.083556	31,995,391.539 31,102,818.693 29,721,037.364 37,000,030.115 81,698,445.103 58,416,500.497 38,299,084.600 19,729,524.018 7,672,233.957 2,550,917.315
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.303459 $1.322729 $1.283183 $1.333006 $1.287774 $1.215879 $1.181779 $1.148918 $1.083556 $1.037718	$1.288579 $1.303459 $1.322729 $1.283183 $1.333006 $1.287774 $1.215879 $1.181779 $1.148918 $1.083556	7,717,272.073 8,254,789.196 6,028,698.341 7,303,668.247 28,668,646.172 44,388,668.303 26,806,779.631 40,956,880.424 66,111,191.274 2,617,119.068
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2016 2015	$9.536912 $9.999646	$10.018405 $9.536912	1,579,789.077 521,302.075
22

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.366784 $2.493089 $2.256200 $1.759082 $1.598704 $1.580608 $1.453604 $1.294918 $1.989530 $1.931542	$2.677392 $2.366784 $2.493089 $2.256200 $1.759082 $1.598704 $1.580608 $1.453604 $1.294918 $1.989530	13,692,518.790 14,201,721.564 16,303,356.159 16,928,956.899 14,825,565.722 12.644.819.239 10,621,465.179 4,662,567.878 1,300,645.944 1,311,281.887
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998941	$10.483340	10,602.112
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.481492 $1.519405 $1.514075 $1.341634 $1.237087 $1.304287 $1.204759 $1.000000	$1.529220 $1.481492 $1.519405 $1.514075 $1.341634 $1.237087 $1.304287 $1.204759	188,096,525.316 206,727,799.736 223,626,839.358 235,269,989.567 239,596,177.397 231,786,847.207 130,137,736.134 28,085,032.124
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2016 2015 2014	$9.448792 $9.911029 $9.998938	$9.362504 $9.448792 $9.911029	995,461.410 948,334.319 69,428.852
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10,2 014	2016 2015 2014	$9.251716 $9.871102 $9.998938	$9.116051 $9.251716 $9.871102	531,137.005 524,114.948 32,881.653
TA BlackRock Smart Beta 50 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998941	$10.166524	173,850.728
TA BlackRock Smart Beta 75 - Service Class Subaccount Inception Date March 21, 2016	2016	$9.998941	$10.235836	14,037.643
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.674007 $1.697878 $1.636959 $1.476025 $1.359202 $1.327154 $1.208532 $1.000000	$1.733688 $1.674007 $1.697878 $1.636959 $1.476025 $1.359202 $1.327154 $1.208532	177,166,330.175 194,390,634.831 212,487,390.016 189,489,988.105 154,172,279.152 77,738,165.206 38,165,945.429 6,901,863.972
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.598477 $2.655419 $2.374297 $2.319167 $1.879905 $2.026045 $1.780042 $1.355727 $2.388425 $2.599171	$2.575953 $2.598477 $2.655419 $2.374297 $2.319167 $1.879905 $2.026045 $1.780042 $1.355727 $2.388425	6,766,969.833 7,354,032.448 8,340,919.784 8,221,974.104 7,301,756.211 5,364,263.928 3,222,869.342 1,362,330.196 981,806.749 1,439,084.822
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.212964 $1.227238 $1.152921 $0.981275 $0.883639 $1.003605 $0.986069 $0.986580	$1.246759 $1.212964 $1.227238 $1.152921 $0.981275 $0.883639 $1.003605 $0.986069	49,384,468.394 50,164,077.952 46,273,695.594 43,834,772.822 26,290,673.522 18,432,986.595 11,511,404.941 1,111,447.302
23

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.385641 $2.550908 $2.590834 $1.890470 $1.760676 $1.916075 $1.453041 $0.919274 $1.738726 $1.441000	$2.300855 $2.385641 $2.550908 $2.590834 $1.890470 $1.760676 $1.916075 $1.453041 $0.919274 $1.738726	5,738,708.593 6,607,895.305 7,047,614.272 7,504,370.518 7,161,427.507 6,738,478.184 2,958,351.397 1,042,276.981 462,241.581 546,676.476
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2016 2015 2014 2013 2012	$1.129178 $1.168109 $1.090765 $1.010238 $1.000000	$1.107258 $1.129178 $1.168109 $1.090765 $1.010238	60,590,269.944 68,063,912.471 61,223,972.470 53,250,380.237 20,940,665.672
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2016 2015 2014 2013 2012	$1.173783 $1.225180 $1.147282 $1.005291 $1.000000	$1.147306 $1.173783 $1.225180 $1.147282 $1.005291	26,744,312.368 33,067,656.304 23,950,394.928 18,807,072.324 6,998,971.252
TA Madison Balanced Allocation - Service Class Subaccount inception Date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.180426 $1.204614 $1.154000 $1.031321 $0.964705 $1.000000	$1.226505 $1.180426 $1.204614 $1.154000 $1.031321 $0.964705	28,503,609.042 29,858,209.210 30,973,724.468 31,263,139.916 21,967,563.477 9,044,200.657
TA Madison Conservative Allocation - Service Class Subaccount inception Date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.108926 $1.131795 $1.094457 $1.037498 $0.988493 $1.000000	$1.139524 $1.108926 $1.131795 $1.094457 $1.037498 $0.988493	22,786,803.588 25,221,870.430 27,080,211.655 29,627,821.923 25,015,565.665 6,347,382.912
TA Madison Diversified Income - Service Class Subaccount inception Date May 2, 2011	2016 2015 2014 2013 2012 2011	$1.176635 $1.190206 $1.139479 $1.056846 $1.013289 $1.000000	$1.241021 $1.176635 $1.190206 $1.139479 $1.056846 $1.013289	41,000,409.438 43,516,496.069 45,908,227.261 48,264,903.007 37,688,617.593 10,388,520.509
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.214544 $1.252491 $1.213568 $1.103217 $1.031053 $1.029338 $0.942001 $0.818886 $1.000000	$1.243990 $1.214544 $1.252491 $1.213568 $1.103217 $1.031053 $1.029338 $0.942001 $0.818886	335,497,707.777 365,725,827.705 398,299,558.289 396,509,995.868 281,236,662.561 166,191,826.366 53,621,897.786 27,060,609.813 4,835,684.816
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$1.249259 $1.274264 $1.226539 $1.156129 $1.098537 $1.078552 $0.998480 $0.999965	$1.283530 $1.249259 $1.274264 $1.226539 $1.156129 $1.098537 $1.078552 $0.998480	73,213,422.679 80,176,102.240 82,510,870.986 82,442,688.734 71,277,483.882 40,276,868.415 14,449,210.437 176,781.532
24

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.207777 $1.268046 $1.235472 $1.053646 $0.956851 $0.980374 $0.878829 $0.722717 $1.000000	$1.247992 $1.207777 $1.268046 $1.235472 $1.053646 $0.956851 $0.980374 $0.878829 $0.722717	229,892,924.435 265,545,979.824 284,995,383.516 268,852,091.285 183,622,151.066 149,621,938.475 115,926,222.590 67,710,656.191 11,937,845.877
TA MFS International Equity - Service Class Subaccount Inception Date May 1, 2001	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.115178 $2.147893 $2.300269 $1.978606 $1.644699 $1.855655 $1.704145 $1.305453 $2.051695 $1.909198	$2.085307 $2.115178 $2.147893 $2.300269 $1.978606 $1.644699 $1.855655 $1.704145 $1.305453 $2.051695	5,796,339.624 7,023,946.836 6,495,813.368 6,855,803.887 4,418,209.220 2,720,553.951 2,244,866.019 1,189,781.598 818,822.845 1,201,922.514
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2012	2016 2015 2014 2013 2012	$1.045616 $1.086881 $1.021051 $0.924764 $0.930897	$1.087760 $1.045616 $1.086881 $1.021051 $0.924764	50,478,085.723 49,536,623.880 52,779,263.365 52,114,477.689 27,326,552.404
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2012	2016 2015 2014 2013 2012	$1.002130 $1.036691 $0.965909 $0.904680 $0.908044	$1.038551 $1.002130 $1.036691 $0.965909 $0.904680	26,612,254.750 28,401,055.632 25,182,844.578 24,964,184.853 17,344,261.865
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2012	2016 2015 2014 2013 2012	$1.002286 $1.051673 $1.001314 $0.868392 $0.878732	$1.037660 $1.002286 $1.051673 $1.001314 $0.868392	27,377,293.894 28,740,131.508 25,100,883.681 23,162,639.053 14,278,484.235
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.448832 $1.460109 $1.417595 $1.476859 $1.394065 $1.332858 $1.262615 $1.104986 $1.154883 $1.075309	$1.465674 $1.448832 $1.460109 $1.417595 $1.476859 $1.394065 $1.332858 $1.262615 $1.104986 $1.154883	124,929,824.428 135,639,822.498 151,260,369.525 170,312,050.923 174,536,788.027 114,519,901.172 73,736,840.516 33,058,967.579 7,533,375.024 4,006,131.574
TA PineBridge Inflation Opportunities- Service Class Subaccount inception Date May 2, 2011	2016 2015 2014 2013 2012 2011	$0.978956 $1.020959 $1.000432 $1.120422 $1.067818 $1.000000	$1.003182 $0.978956 $1.020959 $1.000432 $1.120422 $1.067818	33,129,223.775 35,972,684.044 40,970,894.201 44,282,772.806 45,169,195.946 13,949,664.906
TA ProFunds UltraBear Fund - Service Class OAM Subaccount Inception Date May 1, 2009	2016 2015 2014 2013 2012 2011 2010 2009	$0.081642 $0.089215 $0.121431 $0.224097 $0.321699 $0.407092 $0.563085 $1.000000	$0.061591 $0.081642 $0.089215 $0.121431 $0.224097 $0.321699 $0.407092 $0.563085	194,452,968.513 146,528,442.126 74,462,651.661 58,343,755.583 128,495,293.926 136,459,502.220 11,667,751.424 355,021.819
25

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception Date December 9, 2011	2016 2015 2014 2013 2012 2011	$1.077997 $1.118419 $1.093530 $1.034599 $0.981563 $1.000000	$1.092376 $1.077997 $1.118419 $1.093530 $1.034599 $0.981563	56,150,293.128 63,066,425.065 71,722,922.636 75,090,889.280 70,169,462.017 32,630,582.822
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1, 2012	2016 2015 2014 2013 2012	$1.090831 $1.182270 $1.160229 $1.008787 $0.984199	$1.098040 $1.090831 $1.182270 $1.160229 $1.008787	75,707,906.773 84,581,921.590 93,118,462.865 89,554,305.374 55,009,944.265
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2012	2016 2015 2014 2013 2012	$1.089976 $1.153485 $1.127698 $1.028090 $1.006915	$1.099513 $1.089976 $1.153485 $1.127698 $1.028090	116,817,262.018 128,614,864.725 143,834,496.701 145,846,668.165 81,079,399.095
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$3.379834 $3.351557 $3.195598 $2.252732 $1.977404 $1.973204 $1.491012 $1.091873 $1.739305 $1.612498	$3.703653 $3.379834 $3.351557 $3.195598 $2.252732 $1.977404 $1.973204 $1.491012 $1.091873 $1.739305	7,863,516.905 9,068,463.589 9,258,077.195 10,080,264.519 8,249,874.646 6,590,742.942 4,136,813.642 1,943,334.850 1,120,769.163 1,572,388.900
TA TS&W International Equity - Service Class Subaccount Inception Date April 8, 1991	2016 2015 2014 2013 2012 2011 2010 2009 2008 2007	$2.056223 $2.061529 $2.207073 $1.802010 $1.567856 $1.858979 $1.740389 $1.402810 $2.331513 $2.049025	$2.045442 $2.056223 $2.061529 $2.207073 $1.802010 $1.567856 $1.858979 $1.740389 $1.402810 $2.331513	2,878,521.194 3,423,200.445 3,761,197.837 4,021,843.432 3,423,898.156 2,204,902.485 2,064,099.051 1,398,385.819 1,374,057.971 1,448,884.282
(1)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	Effective November 30, 2016, GE Investments Total Return Fund was renamed State Street Total Return V.I.S. Fund.
The State Street Total Return V.I.S. Fund, TA International Equity Index and TA U.S. Equity Index had not commenced operation as of December 31, 2016, therefore, comparable data is not available.
26

APPENDIX
Prior Withdrawal/ Growth Percentages and rider fees
The table below identifies the prior percentages for the Retirement Income Max® Rider.
Withdrawal Percentages
Date	Age at time of first withdrawal	Singe Life Percentage	Joint Life Percentage
Prior to December 12, 2011	0-58 59-64 65-74 ≥75	0.00% 4.50% 5.50% 6.50%	0.00% 4.10% 5.10% 6.10%
December 12, 2011 to May 1, 2014	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 3.80% 4.80% 5.80%
May 1, 2014 to February 16, 2015	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 4.00% 5.00% 6.00%
February 17, 2015 to December 31, 2016	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%	0.00% 3.80% 4.80% 5.80%
January 1, 2017 to March 31, 2017	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%	0.00% 3.70% 4.70% 5.70%
Growth Percentages
Date	Percentage
Prior to May 1, 2014	5.00%
May 1, 2014 to March 31, 2017	5.50%
27

APPENDIX
Prior Withdrawal/ Growth Percentages and rider fees
The table below identifies the prior percentages for the Retirement Income Choice® 1.6 Rider.
Withdrawal Percentages
Date	Age at time of first withdrawal	Singe Life Percentage	Joint Life Percentage
May 1, 2016 to December 31, 2016	0-58 59-64 65-79 ≥80	0.00% 4.00% 5.00% 6.00%	0.00% 3.75% 4.75% 5.75%
January 1, 2017 to March 31, 2017	0-58 59-64 65-79 ≥80	0.00% 4.00% 5.00% 6.00%	0.00% 3.50% 4.50% 5.50%
Growth Percentages
Date	Percentage
May 1, 2016 to March 31, 2017	5.50%
28

FINANCIAL STATEMENTS – STATUTORY BASIS

AND SUPPLEMENTARY INFORMATION

Transamerica Life Insurance Company

Years Ended December 31, 2016, 2015 and 2014

Transamerica Life Insurance Company

Financial Statements – Statutory Basis

and Supplementary Information

Years Ended December 31, 2016, 2015 and 2014

Report of Independent Auditors

To the Board of Directors of

Transamerica Life Insurance Company

We have audited the accompanying statutory financial statements of Transamerica Life Insurance Company (the “Company”), which comprise the statutory balance sheet as of December 31, 2016 and 2015, and the related statutory statements of operations, of changes in capital and surplus, and of cash flow for the years ended December 31, 2016, 2015, and 2014.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Iowa Insurance Division. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Iowa Insurance Division, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

PricewaterhouseCoopers LLP, 1 N Upper Wacker Drive, Chicago, IL 60606

T: 312-298-2000, F: , www.pwc.com

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2016 and 2015 or the results of its operations or its cash flows for the years ended December 31, 2016, 2015, and 2014.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2016 and 2015 and the results of its operations and its cash flows for the years ended December 31, 2016, 2015 and 2014, in accordance with the accounting practices prescribed or permitted by the Iowa Insurance Division described in Note 1.

Emphasis of Matter

As discussed in Note 1 to the financial statements, the financial statements give retroactive effect to the merger of Global Preferred Re Limited into the Company on January 1, 2016 in a transaction accounted for as a statutory merger. Our opinion is not modified with respect to this matter.

As discussed in Note 2 to the financial statements, the Company changed the manner in which it accounts for its investment in Transamerica Life (Bermuda), Ltd. (TLB), a wholly-owned Bermuda domiciled life subsidiary in 2016. Our opinion is not modified with respect to this matter

Other Matter

Our audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole. The accompanying Summary of Investments-Other Than Investments in Related Parties as of December 31, 2016 and the Supplementary Insurance Information and Reinsurance as of December 31, 2016 and 2015 and for the years then ended are presented for purposes of additional analysis and are not a required part of the financial statements. The Summary of Investments-Other Than Investments in Related Parties, Supplementary Insurance Information and Reinsurance are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The effects on the Summary of Investments-Other Than Investments in Related Parties, Supplementary Insurance Information and Reinsurance of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material. As a consequence, the Summary of Investments-Other Than Investments in Related Parties as of December 31, 2016 and the Supplementary Insurance Information and Reinsurance as of December 31, 2016 and 2015 and for the years then ended do not present fairly, in conformity with accounting principles generally accepted in the United States of America. The Summary of Investments-Other Than Investments in Related Parties, Supplementary Insurance Information and Reinsurance have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the of Summary Investments-Other Than Investments in Related Parties, Supplementary Insurance Information and Reinsurance are fairly stated, in all material respects, in relation to the financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 24, 2017

PricewaterhouseCoopers LLP, 1 N Upper Wacker Drive, Chicago, IL 60606

T: 312-298-2000, F: , www.pwc.com

Transamerica Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2016	2015
Admitted assets
Cash and invested assets:
Cash, cash equivalents and short-term investments	$1,470,814	$2,280,106
Bonds:
Affiliated entities	4,982	63,750
Unaffiliated entities	38,627,052	34,109,703
Preferred stocks
Affiliated entities	7,162	7,162
Unaffiliated entities	95,547	99,102
Common stocks:
Affiliated entities (cost: 2016 - $1,563,014; 2015 - $1,328,112)	2,352,862	1,961,018
Unaffiliated entities (cost: 2016 - $179,505; 2015 - $111,416)	194,833	126,649
Mortgage loans on real estate	5,641,558	5,363,099
Real estate, at cost less accumulated depreciation (2016 - $65,765; 2015 - $43,305):
Home office properties	84,670	94,268
Investment properties	8,112	8,132
Properties held for sale	29,115	29,115
Policy loans	607,746	649,738
Receivables for securities	120,312	17,469
Securities lending reinvested collateral assets	2,303,603	2,760,922
Derivatives	866,950	1,157,993
Receivable for derivative cash collateral posted to counterparty	10,715	18,789
Other invested assets	1,927,635	2,653,261

Total cash and invested assets	54,353,668	51,400,275
Accrued investment income	510,947	474,961
Cash surrender value of life insurance policies	347,214	338,835
Premiums deferred and uncollected	149,211	139,516
Current federal income tax recoverable	524,017	237,608
Net deferred income tax asset	863,844	783,107
Reinsurance receivables	158,288	90,803
Receivable from parent, subsidiaries and affiliates	111,305	59,963
Accounts receivable	137,488	206,315
General agents pension fund	47,650	48,200
Reinsurance deposit receivables	199,500	203,429
Variable annuity reserve hedge offset deferral	575,869	—
Other assets	36,739	37,699
Separate account assets	73,774,288	72,128,772

Total admitted assets	$131,790,028	$126,149,483

3

Transamerica Life Insurance Company

Balance Sheets – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2016	2015
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$15,074,311	$15,303,716
Annuity	17,190,070	15,701,229
Accident and health	5,110,678	4,824,046
Policy and contract claim reserves:
Life	283,287	342,120
Accident and health	265,766	259,538
Liability for deposit-type contracts	3,370,720	2,739,298
Other policyholders’ funds	18,126	18,987
Transfers from separate accounts due or accrued including $(1,472,484) and $(1,605,754) accrued for expense allowances recognized in reserves, net of reinsurance allowances at December 31, 2016 and 2015, repectively)	(1,515,226)	(1,633,610)
Funds held under reinsurance treaties	3,603,948	3,381,363
Amounts withheld or retained	167,500	175,637
General expenses due or accrued	176,650	149,338
Remittances and items not allocated	263,232	246,306
Asset valuation reserve	813,683	740,321
Interest maintenance reserve	894,015	967,414
Derivatives	1,314,458	795,914
Municipal reverse repurchase agreements	91,808	90,299
Payable for derivative cash collateral	714,431	1,057,984
Payable for securities lending	2,303,603	2,760,922
Borrowed money	2,267,594	496,528
Payable to parent, subsidiaries and affiliates	115,256	18,965
Other liabilities	376,308	251,903
Separate account liabilities	73,655,055	72,012,055

Total liabilities	$126,555,273	$120,700,273
Capital and surplus:
Common stock, $10 per share par value, 1,000,000 shares authorized, 676,190 issued and outstanding at December 31,
Class B common stock, $750 par value, 10,000 shares authorized, 3,697.27 issued and outstanding	6,762	6,762
Preferred stock, Series A, $10 per share par value, 42,500 shares authorized and issued (total liquidation value - $58,000) at December 31, 2016 and 2015; Series B, $10 per share par value, 250,000 shares authorized, 85,717 and 117,154 shares issued and outstanding total liquidation value - $857,170 and $1,171,540) at December 31, 2016 and 2015	1,282	1,597
Treasury stock, Series A Preferred, $10 per share par value, 42,500 shares as of December 31, 2016 and 2015	(58,000)	(58,000)
Surplus notes	150,000	150,000
Paid-in surplus	2,789,513	3,120,362
Special surplus funds	577,936	2,292
Unassigned surplus	1,767,262	2,226,197

Total capital and surplus	5,234,755	5,449,210

Total liabilities and capital and surplus	$131,790,028	$126,149,483

See accompanying notes.

4

Transamerica Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2016	2015	2014
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$1,194,339	$1,113,373	$2,393,662
Annuity	12,204,065	12,919,985	16,656,875
Accident and health	624,248	771,929	(2,795,472)
Net investment income	2,453,818	2,326,992	2,359,512
Amortization of interest maintenance reserve	79,380	93,679	43,809
Commissions and expense allowances on reinsurance ceded	451,545	581,823	88,656
Income from fees associated with investment management, administration and contract guarantees for separate accounts	1,247,856	1,187,712	978,879
Reserve adjustment on reinsurance ceded	13,653	(191,378)	3,773,911
Consideration received on reinsurance recapture and novations	7,326	49,723	195,620
Income from administrative service agreement with affiliate	136,494	133,831	124,653
Other income	146,486	141,506	116,319

	18,559,209	19,129,175	23,936,424
Benefits and expenses:
Benefits paid or provided for:
Life benefits	1,543,390	1,376,035	1,305,025
Accident and health benefits	327,969	427,224	750,045
Annuity benefits	1,157,200	1,201,449	1,135,988
Surrender benefits	9,770,320	9,855,357	8,258,924
Other benefits	154,153	120,151	133,925
Increase (decrease) in aggregate reserves for policies and contracts:
Life	(229,405)	124,129	(212,366)
Annuity	1,488,841	(1,787,418)	933,763
Accident and health	286,632	304,113	143,401

	14,499,100	11,621,040	12,448,705
Insurance expenses:
Commissions	1,029,935	1,324,189	1,486,330
General insurance expenses	891,388	913,754	951,122
Taxes, licenses and fees	125,864	127,072	131,974
Net transfers to (from) separate accounts	1,365,071	5,151,619	8,510,290
Funds withheld ceded investment income	(18,134)	63,878	247,693
Reinsurance transaction - modco reserve adjustment on reinsurance assumed	(188,295)	(228,984)	(243,577)
Consideration paid on reinsurance recapture transactions	41,012	861	67,769
IMR adjustment due to reinsurance	81,293	—	—
Other expenses	47,650	(1,242)	4,660

	3,375,784	7,351,147	11,156,261

Total benefits and expenses	17,874,884	18,972,187	23,604,966

Gain (loss) from operations before dividends to policyholders, federal income tax (benefit) expense and net realized capital gains (losses) on investments	$684,327	$156,988	$331,458

5

Transamerica Life Insurance Company

Statements of Operations – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2016	2015	2014
Dividends to policyholders	$5,969	$5,894	$8,045

Gain (loss) from operations before federal income tax (benefit) expense and net realized capital gains (losses) on investments	678,358	151,094	323,413
Federal income tax (benefit) expense	(101,441)	(9,618)	258,554

Gain (loss) from operations before net realized capital gains (losses) on investments	779,799	160,712	64,859
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to/from interest maintenance reserve)	(308,708)	(343,731)	288,762

Net income (loss)	$471,091	$(183,019)	$353,621

See accompanying notes.

6

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Surplus Notes	Paid-in Surplus	Special Surplus Funds	Unassigned Surplus	Total Capital and Surplus
Balance at January 1, 2014
As originally presented	$6,762	$1,597	$(58,000)	$150,000	$3,410,534	$—	$1,271,902	$4,782,795
Merger of Global Preferred Reinsurance (GPRe)	250	—	—	—	17,411	—	(39,382)	(21,721)
Merger adjustment - retire GPRe stock	(250)	—	—	—	250	—	—	—

Balance at January 1, 2014	6,762	1,597	(58,000)	150,000	3,428,195	—	1,232,520	4,761,074
Net income (loss)	—	—	—	—	—	—	353,621	353,621
Change in net unrealized capital gains/losses, net of taxes	—	—	—	—	—	—	902,174	902,174
Change in net deferred income tax asset	—	—	—	—	—	—	(263,473)	(263,473)
Change in nonadmitted assets	—	—	—	—	—	—	418,748	418,748
Change in asset valuation reserve	—	—	—	—	—	—	127,971	127,971
Change in surplus as a result of reinsurance	—	—	—	—	—	—	224,000	224,000
Dividends to stockholders	—	—	—	—	—	—	(500,000)	(500,000)
Other changes - net	—	—		—	5,552	667	(30,776)	(24,557)

Balance at December 31, 2014	$6,762	$1,597	$(58,000)	$150,000	$3,433,747	$667	$2,464,785	$5,999,558
Net income (loss)	—	—	—	—	—	—	(183,019)	(183,019)
Change in net unrealized capital gains/losses, net of taxes	—	—	—	—	—	—	95,872	95,872
Change in net deferred income tax asset	—	—	—	—	—	—	300,765	300,765
Change in nonadmitted assets	—	—	—	—	—	—	(318,398)	(318,398)
Change in surplus as a result of reinsurance	—	—	—	—	—	—	(108,266)	(108,266)
Dividends to stockholders	—	—	—	—	—	—	(50,000)	(50,000)
Return of Capital	—	—	—	—	(300,000)	—	—	(300,000)
Other changes - net	—	—	—	—	(13,385)	1,625	24,458	12,698

Balance at December 31, 2015	$6,762	$1,597	$(58,000)	$150,000	$3,120,362	$2,292	$2,226,197	$5,449,210

7

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Preferred Treasury Stock	Stock		Surplus Notes	Paid-in Surplus	Special Surplus Funds	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2015	$6,762	$1,597	$(58,000)		$150,000	$3,120,362	$2,292	$2,226,197	$5,449,210
Net income (loss)	—	—	—		—	—	—	471,091	471,091
Change in net unrealized capital gains/losses, net of tax	—	—	—		—	—	575,869	(688,997)	(113,128)
Change in net deferred income tax asset	—	—	—		—	—	—	183,306	183,306
Change in non admitted assets	—	—	—		—	—	—	114,741	114,741
Change in asset valuation reserve	—	—	—		—	—	—	60,538	60,538
Cumulative effect of change in accounting principles	—	—	—		—	—	—	(276,042)	(276,042)
Return of capital	—	—	—		—	(314,056)	—	—	(314,056)
Dividends to stockholders	—	—	—		—	—	—	(385,630)	(385,630)
Other changes - net	—	(315)	—		—	(16,794)	(225)	62,057	44,724

Balance at December 31, 2016	$6,762	$1,282	$(58,000	)$	150,000	$2,789,513	$577,936	$1,767,262	$5,234,755

See accompanying notes.

8

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2016	2015	2014
Operating activities
Premiums collected, net of reinsurance	12,158,028	14,868,206	16,205,618
Net investment income	2,356,181	2,306,617	2,356,404
Miscellaneous income	2,011,519	1,759,927	5,298,353
Benefit and loss related payments	(13,002,709)	(12,846,598)	(11,520,995)
Net transfers from separate accounts	(1,237,126)	(5,214,145)	(8,823,241)
Commissions, expenses paid and other deductions	(1,897,305)	(2,202,781)	(1,467,343)
Dividends paid to policyholders	(6,935)	(7,743)	(8,250)
Federal income taxes (paid) received	(203,264)	(279,806)	(288,721)

Net cash provided by operating activities	178,389	(1,616,322)	1,751,826
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	10,795,896	13,740,477	8,362,600
Stocks	26,673	53,649	108,717
Mortgage loans	705,232	881,722	1,040,891
Real estate and properties held for sale	14,667	—	28,084
Other invested assets	921,210	614,621	635,395
Securities lending reinvested collateral assets	457,319	145,338	347,507
Derivatives	—	—	255,580
Miscellaneous proceeds	16,389	17,797	117,780

Total investment proceeds	12,937,386	15,453,602	10,896,555
Costs of investments acquired:
Bonds	(12,682,216)	(12,145,728)	(6,214,330)
Stocks	(210,597)	(24,188)	(307,013)
Mortgage loans	(740,949)	(733,005)	(853,948)
Real estate and properties held for sale	(2,809)	(10,202)	(13,410)
Other invested assets	(404,878)	(1,516,458)	(239,060)
Payable for securities	(102,843)	(15,477)	(18,033)
Derivatives	(185,514)	(455,642)	—
Miscellaneous applications	(151,001)	(229,914)	(49,870)

Total cost of investments acquired	(14,480,806)	(15,130,616)	(7,695,664)
Net increase (decrease) in policy loans	41,992	39,965	32,811

Net cost of investments acquired	(14,438,815)	(15,090,650)	(7,662,853)

Net cash provided by (used in) investing activities	(1,501,428)	362,952	3,233,701

9

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2016	2015	2014
Financing and miscellaneous activities
Change in:
Net deposits on deposit-type contracts an other insurance liabilities	(217,744)	(328,515)	(624,703)
Borrowed funds	1,769,852	30,508	202,000
Funds held under reinsurance treaties with unauthorized reinsurers	(108,899)	688,121	(2,527,186)
Receivable from parent, subsidiaries and affiliates	(51,647)	111,599	(140,456)
Payable to parent, subsidiaries and affiliates	96,291	9,145	(17,220)
Payable for securities lending	(457,319)	(145,338)	(347,507)
Other cash (applied) provided	201,917	353,324	145,202
Dividends to stockholders	(385,630)	(50,000)	(500,000)
Capital contribution provided	(333,074)	(327,213)	(14,681)

Net cash used in financing and miscellaneous activities	513,747	341,632	(3,824,550)

Net increase (decrease) in cash, cash equivalents and short-term investments	(809,292)	(911,738)	1,160,977
Cash, cash equivalents and short-term investments:
Beginning of year	2,280,106	3,191,844	2,030,868

End of year	1,470,814	2,280,106	3,191,844

See accompanying notes.

10

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

December 31, 2016

1. Organization and Summary of Significant Accounting Policies

Transamerica Life Insurance Company (the Company) is a stock life insurance company owned by Commonwealth General Corporation (CGC). CGC is an indirect, wholly-owned subsidiary of Aegon N.V., a holding company organized under the laws of The Netherlands.

Prior to September 30, 2015, all outstanding common shares of the Company were owned by Transamerica International Holdings, Inc. (TIHI). Prior to September 29, 2015, the Series B preferred shares of the Company were owned by Transamerica Corporation (TA Corp) and AEGON USA, LLC (AEGON). On September 29, 2015, TA Corp and AEGON contributed their respective share of the Company’s Series B preferred share to TIHI. Effective September 30, 2015, TIHI merged into CGC. As a result of this merger, the Company is now wholly-owned by CGC.

On December 31, 2015, AEGON merged into TA Corp, a Delaware-domiciled non-insurance affiliate.

On January 1, 2016, the Company completed a merger with Global Preferred Re Limited (GPRe), a Bermuda-domiciled affiliate. The merger was accounted for in accordance with Statement of Statutory Accounting Principles (SAP) No. 68, Business Combinations and Goodwill, as a statutory merger. As such, financial statements for periods prior to the merger were combined and the recorded assets, liabilities and surplus of GPRe were carried forward to the merged company. As a result of the merger, GPRe’s common stock was deemed cancelled by operation of law. Each share of the Company’s capital stock issued and outstanding immediately before the merger shall continue to represent one share of the capital stock.

Summarized financial information for the Company and GPRe presented separately for periods prior to the merger is as follows:

	Year Ended December 31 2015	Year Ended December 31 2014
Revenues:
Company	$19,078,332	$23,904,030
GPRe	50,842	32,394

	$19,129,174	$23,936,424

Net income (loss):
Company	$(250,873)	$335,423
GPRe	67,853	18,198

	$(183,020)	$353,621

11

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	December 31 2015	December 31 2014
Assets:
Company	$126,035,999	$126,211,096
GPRe	88,529	105,579
Change in deferred tax admissibility due to merger	24,955	53,208

	$126,149,483	$126,369,883

Liabilities:
Company	$120,577,357	$120,211,966
GPRe	122,916	158,359

	$120,700,273	$120,370,325

Capital and surplus:
Company	$5,458,642	$5,999,130
GPRe	(37,685)	(51,780)
Change in deferred tax admissibility due to merger	28,253	52,208

	$5,449,210	$5,999,558

On October 1, 2015, the Company completed a merger with Stonebridge Life Insurance Company (SLIC). The merger was accounted for in accordance with Statement of Statutory Accounting Principles (SSAP) No. 68, Business Combinations and Goodwill, as a statutory merger. As such, financial statements for periods prior to the merger were combined and the recorded assets, liabilities and surplus of SLIC were carried forward to the merged company. As a result of the merger, SLIC’s common stock was deemed cancelled by operation of law. Each share of the Company’s capital stock issued and outstanding immediately before the merger shall continue to represent one share of the capital stock.

Nature of Business

The Company sells individual non-participating whole life, endowment and term contracts, structured settlements, pension products and reinsurance, as well as a broad line of single fixed and flexible premium annuity products, guaranteed interest contracts and funding agreements. In addition, the Company offers group life, universal life, credit life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia, Guam, Puerto Rico and US Virgin Islands. Sales of the Company’s products are primarily through a network of agents, brokers and financial institutions.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

12

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Iowa Insurance Division, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are as follows:

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in earnings for those designated as trading and as a separate component of other comprehensive income (OCI) for those designated as available-for-sale. Fair value for GAAP is based on indices, third-party pricing services, brokers, external fund managers and internal models. For statutory reporting, the NAIC allows insurance companies to report the fair value determined by the Securities Valuation Office of the NAIC (SVO) or determine the fair value by using a permitted valuation method.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If the fair value of the mortgage-backed/asset-backed security is less than amortized cost, an entity shall assess whether the impairment is other-than-temporary. An other-than-temporary impairment (OTTI) is considered to have occurred if the fair value of the mortgage-backed/asset-backed security is less than its amortized cost basis and the entity intends to sell the security or the entity does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis. An OTTI is also considered to have occurred if the discounted estimated future cash flows are less than the amortized cost basis of the security.

If it is determined an OTTI has occurred as a result of the cash flow analysis, the security is written down to the discounted estimated future cash flows. If an OTTI has occurred due to intent to sell or lack of intent and ability to hold, the security is written down to fair value.

For GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If high credit quality securities are adjusted, the retrospective method is used. If it is determined that a decline in fair value is other-than-temporary and the entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the OTTI is recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the impairment date. If the entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery, the OTTI should be separated into a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in OCI, net of applicable taxes.

13

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value, and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses. Under US GAAP, the effective and ineffective portions of a single hedge are accounted for separately, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of OCI rather than to income as required for fair value hedges, and an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and the risk of the host contract is accounted for separately from the host contract and valued and reported at fair value.

Derivative instruments are also used in replication (synthetic asset) transactions. In these transactions, the derivative is valued in a manner consistent with the cash instrument and replicated asset. For US GAAP, the derivative is reported at fair value, with the changes in fair value reported in income.

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances are established for mortgage loans, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus as part of the change in asset valuation reserve (AVR), rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, primarily bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan based on groupings of individual securities sold in five year bands. That net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pre-tax basis in the period that the assets giving rise to the gains or losses are sold.

The AVR provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

14

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, incremental costs directly related to the successful acquisition of insurance and investment contracts are deferred. For traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, acquisition costs would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Value of Business Acquired: Under GAAP, value of business acquired (VOBA) is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future contracts and contract changes, premiums, mortality and morbidity, separate account performance, surrenders, operation expenses, investment returns, nonperformance risk adjustment and other factors. VOBA is not recognized under the NAIC Accounting Practices and Procedures Manual (NAIC SAP).

Subsidiaries: Investments in subsidiaries, controlled and affiliated companies (SCA) companies are state in accordance with the Purposes and Procedures Manual of the NAIC SVO, as well as SSAP No. 97 – Investments in Subsidiary, Controlled and Affiliated Entities, A Replacement of SSAP No. 88. Dividends or distributions received from an investee are recognized in investment income when declared to the extent that they are not in excess of the undistributed accumulated earnings attributable to an investee. Changes in investments in SCA’s are recorded as a change to the carrying value of the investment with a corresponding amount recorded directly to unrealized gain/loss (capital and surplus).

Separate Accounts with Guarantees: Some of the Company’s separate accounts provide policyholders with a guaranteed return. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

Nonadmitted Assets: Certain assets designated as “nonadmitted”, primarily net deferred tax assets and other assets not specifically identified as an admitted asset within the NAIC SAP, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent that they are not impaired.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received. Benefits incurred represent surrenders and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk and guaranteed interest in group annuity contracts are recorded directly to a policy reserve account using deposit accounting, without recognizing premium

15

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

income or benefits expense. Interest on these policies is reflected in other benefits. Under GAAP, for universal life policies, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability using deposit accounting.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: Any reinsurance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances would be established for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Losses associated with an indemnity reinsurance transaction are reported within income when incurred rather than being deferred and amortized over the remaining life of the underlying reinsured contracts as would be required under GAAP.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Under GAAP, for certain reinsurance agreements whereby assets are retained by the ceding insurer (such as funds withheld or modified coinsurance) and a return is paid based on the performance of underlying investments, the liabilities for these reinsurance arrangements must be adjusted to reflect the fair value of the invested assets. The NAIC SAP does not contain a similar requirement.

Deferred Income Taxes: The Company computes deferred income taxes in accordance with SSAP No. 101, Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10. Under SSAP No. 101, admitted adjusted deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with the Internal Revenue Service tax loss carryback provisions, not to exceed three years, plus 2) the amount of adjusted gross deferred income tax assets expected to be realized within three years limited to an amount that is no greater than 15% of current period’s adjusted statutory capital and surplus, plus 3) the amount of remaining adjusted gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities after considering the character (i.e., ordinary versus capital) and reversal patterns of the deferred tax assets and liabilities. The remaining adjusted deferred income tax assets are nonadmitted. Deferred state income taxes are not recorded under SSAP No. 101, whereas under GAAP state income taxes are included in the computation of deferred income taxes.

16

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Goodwill: Goodwill is measured as the difference between the cost of acquiring the entity and the reporting entity’s share of the book value of the acquired entity. Goodwill is admitted subject to an aggregate limitation of ten percent of the capital and surplus in the most recently filed annual statement excluding electronic data processing equipment, operating system software, net deferred income tax assets and net positive goodwill. Excess goodwill is nonadmitted. Goodwill is amortized over ten years. Under GAAP, goodwill is measured as the excess of the consideration transferred plus the fair value of any noncontrolling interest in the acquiree at the acquisition date as compared to the fair values of the identifiable net assets acquired. Goodwill is not amortized but is assessed for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies as would be required under GAAP.

Surplus Notes: Surplus notes are reported as surplus rather than as liabilities as would be required under GAAP.

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

Securities Lending Assets and Liabilities: For securities lending programs, cash collateral received which may be sold or repledged by the Company is reflected as a one-line entry on the balance sheet (securities lending reinvested collateral assets) and a corresponding liability is established to record the obligation to return the cash collateral. Collateral received which may not be sold or repledged is not recorded on the Company’s balance sheet. Under GAAP, the reinvested collateral is included within invested assets (i.e. it is not one-line reported).

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

Other significant accounting policies are as follows:

Investments

Investments in bonds, except those to which the SVO has ascribed an NAIC designation of 6, are reported at amortized cost using the interest method.

Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. These securities meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost or fair value based upon their NAIC rating.

17

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method, including anticipated prepayments, except for those with an initial NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

The Company closely monitors below investment grade holdings and investment grade issuers, where the Company has concerns, to determine if an OTTI has occurred. The Company also regularly monitors industry sectors. The Company considers relevant facts and circumstances in evaluating whether the impairment is other-than-temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount; and (3) the Company’s ability to hold a structured security for a period of time to allow for recovery of the value to its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored. Non-structured securities in unrealized loss positions that are considered other-than-temporary are written down to fair value. Structured securities considered other-than-temporarily impaired are written down to discounted estimated cash flows if the impairment is the result of cash flow analysis. If the Company has an intent to sell or lack of ability to hold a structured security, it is written down to fair value. For structured securities, cash flow trends and underlying levels of collateral are monitored. The Company will record a charge to the statement of operations to the extent that these securities are determined to be other-than-temporarily impaired.

Investments in both affiliated and unaffiliated preferred stocks in good standing are reported at cost or amortized cost. Investments in preferred stocks are stated at amortized cost, except those with NAIC designations RP4 to RP6 and P4 to P6, which are reported at lower of amortized cost or fair value, and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

Common stocks of unaffiliated companies, which include shares of mutual funds, are reported at fair value and the related net unrealized capital gains or losses are reported in unassigned surplus along with any adjustment for federal income taxes.

If the Company determines that a decline in the fair value of a common stock or a preferred stock is other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statement of operations. The Company considers the following factors in determining whether a decline in value is other-than-temporary: (a) the financial condition and prospects of the issuer; (b) whether or not the Company has made a decision to sell the investment; and (c) the length of time and extent to which the value has been below cost.

Common stocks of affiliated insurance subsidiaries are reported based on underlying statutory equity plus the admitted portion of goodwill. Common stocks of affiliated noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses, reported in unassigned surplus along with any adjustment for federal income taxes.

18

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that the impairment is other-than-temporary, the mortgage loan is written down to realizable value and a realized loss is recognized.

Land is reported at cost. Real estate occupied by the Company is reported at depreciated cost net of encumbrances. Real estate held for the production of income is reported at depreciated cost net of related obligations. Real estate that the Company classifies as held for sale is measured at lower of carrying amount or fair value less cost to sell. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties. The Company recognizes an impairment loss if the Company determines that the carrying amount of the real estate is not recoverable and exceeds its fair value. The Company deems that the carrying amount of the asset is not recoverable if the carrying amount exceeds the sum of undiscounted cash flows expected to result from the use and disposition. The impairment loss is measured as the amount by which the asset’s carrying value exceeds its fair value.

Policy loans are reported at unpaid principal balances.

The Company has minority ownership interests in joint ventures and limited partnerships. The Company carries these investments based on its interest in the underlying audited GAAP equity of the investee.

For a decline in the fair value of an investment in a joint venture or limited partnership which is determined to be other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statement of operations. The Company considers an impairment to have occurred if it is probable that the Company will be unable to recover the carrying amount of the investment or if there is evidence indicating inability of the investee to sustain earnings which would justify the carrying amount of the investment.

Investments in Low Income Housing Tax Credit (LIHTC) properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company. The carrying value is amortized over the life of the investment. Amortization is calculated as a ratio of the current year tax credits and tax benefits compared to the total expected tax credits and tax benefits over the life of the investment.

Other “admitted assets” are valued principally at cost, as required or permitted by Iowa Insurance Laws.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

19

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Income is also not accrued when collection is uncertain. In addition, accrued interest is excluded from investment income when payment exceeds 90 days past due. At December 31, 2016 and 2015, the Company excluded investment income due and accrued of $924 and $3,563 respectively, with respect to such practices.

For dollar repurchase agreements, the Company receives cash collateral in an amount at least equal to the fair value of the securities transferred by the Company in the transaction as of the transaction date. Cash received as collateral will be invested as needed or used for general corporate purposes of the Company.

Derivative Instruments

Overview: The Company may use various derivative instruments (options, caps, floors, swaps, foreign currency forwards, and futures) to manage risks related to its ongoing business operations. On the transaction date of the derivative instrument, the Company designates the derivative as either (A) hedging (fair value, foreign currency fair value, cash flow, foreign currency cash flow, forecasted transactions, or net investment in a foreign operation), (B) replication, (C) income generation, or (D) held for other investment/risk management activities. (B) Replications, (C) income generation and (D) held for other investment/risk management activities do not qualify for hedge accounting under SSAP No. 86, Accounting for Derivative Instruments and Hedging Activities.

Derivative instruments used in hedging relationships are accounted for on a basis that is consistent with the hedged item (amortized cost or fair value). Derivative instruments used in replication relationships are accounted for on a basis that is consistent with the cash instrument and the replicated asset (amortized cost or fair value). Derivative instruments used in income generation relationships are accounted for on a basis that is consistent with the associated covered asset or underlying interest to which the derivative relates (amortized cost or fair value). Derivative instruments held for other investment/risk management activities are measured at fair value with value adjustments recorded in unassigned surplus.

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the hedged asset or liability changes, the value of the hedging derivative is expected to move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

20

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company is exposed to credit-related losses in the event of non-performance by counterparties to derivative instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit rating of ‘A’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, then the Company is required to post assets instead.

Instruments: Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Interest rate basis swaps are used in the overall asset/liability management process to modify the interest rate characteristics of the underlying liability to mitigate the basis risk of assets and liabilities resetting on different indices. These interest rate swaps generally provide for the exchange of the difference between a floating rate on one index to a floating rate of another index, based upon an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged at each due date. Swaps meeting hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Cross currency swaps are utilized to mitigate risks when the Company holds foreign denominated assets or liabilities therefore converting the asset or liability to a USD denominated security. These cross currency swap agreements involve the exchange of two principal amounts in two different currencies at the prevailing currency rate at contract inception. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. Each asset or liability is hedged individually where the terms of the swap must meet the terms of the hedged instrument. For swaps qualifying for hedge accounting, the premium or discount is amortized into income over the life of the contract and the foreign currency translation adjustment is recorded as unrealized gain/loss in capital and surplus. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

21

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Total return swaps are used in the asset/liability management process to mitigate the delta risk created when the Company has issued minimum guarantee insurance contracts linked to an index. These total return swaps generally provide for the exchange of the difference between fixed leg (tied to the S&P or other global market financial index) and floating leg (tied to LIBOR) amounts based on an underlying notional amount (also tied to the underlying index). Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

Variance swaps are used in the asset/liability management process to mitigate the gamma risk created when the Company has issued minimum guarantee insurance contracts linked to an index. These variance swaps are similar to volatility options where the underlying index provides for the market value movements. Variance swaps do not accrue interest. Typically, no cash is exchanged at the outset of initiating the variance swap, and a single receipt or payment occurs at the maturity or termination of the contract. The variance swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Futures contracts are used to hedge the liability risk associated when the Company issues products providing the customer a return based on various global market indices. Futures are marked to market on a daily basis whereby a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements.

The Company issues products providing the customer a return based on the various global equity market indices. The Company uses options to hedge the liability option risk associated with these products. Options are marked to fair value in the balance sheet and fair value adjustments are recorded as capital and surplus in the financial statements.

Caps are used in the asset/liability management process to mitigate the interest rate risk created due to a rapidly rising interest rate environment. The caps are similar to options where the underlying interest rate index provides for the market value movements. The caps do not accrue interest until the interest rate environment exceeds the caps strike rate. Cash is exchanged at the onset, and a single receipt or payment occurs at the maturity or termination of the contract. Caps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Caps that do not meet hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

22

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company may sell products with expected benefit payments extending beyond investment assets currently available in the market. Because assets will have to be purchased in the future to fund future liability cash flows, the Company is exposed to the risk of future investments made at lower yields than what is assumed at the time of pricing. Forward-starting interest rate swaps are utilized to lock-in the current forward rate. The accrual of income begins at the forward date, rather than at the inception date. These forward-starting swaps meet hedge accounting rules and are carried at cost in the financial statements. Gains and losses realized upon termination of the forward-starting swap are deferred and used to adjust the basis of the asset purchased in the hedged forecasted period. The basis adjustment is then amortized into income as a yield adjustment to the asset over its life.

The Company issues fixed liabilities that have a guaranteed minimum crediting rate. The Company uses receiver swaptions, whereby the swaption is designed to generate cash flows to offset lower yields on assets during a low interest rate environment. The Company pays a single premium at the beginning of the contract and is amortized throughout the life of the swaption. These swaptions are marked to fair value in the balance sheet and the fair value adjustment is recorded in unassigned surplus. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment.

The Company invests in domestic corporate debt securities denominated in U.S. dollars. If the issuers of these debt obligations fail to make timely payments, the value of the investment declines materially. The Company manages credit default risk through the purchase of credit default swaps. As the buyer of credit default protection, the Company will pay a premium to an approved counterparty in exchange for a contingent payment should a defined credit event occur with respect to the underlying reference entity or asset. Typically, the periodic premium or fee is expressed in basis points per notional. Generally, the premium payment for default protection is made periodically, although it may be paid as an up-front fee for short dated transactions. Should a credit event occur, the Company may be required to deliver the reference asset to the counterparty for par. Alternatively, settlement may be in cash. These credit default swaps are carried on the balance sheet at amortized cost. Premium payments made by the Company are recognized as investment expense. If the Company is unable to prove hedge effectiveness, the credit default swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus. Gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment.

A replication transaction is a derivative transaction entered into in conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment. The Company replicates investment grade corporate bonds or sovereign debt by combining a highly rated security as a cash component with a written credit default swap which, in effect, converts the high quality asset into an investment grade corporate asset or a sovereign debt. The benefits of using the swap market to replicate credit include possible enhanced relative values as well as ease of executing larger transactions in a shortened time frame. Generally, a premium is received by the Company on a periodic basis and recognized in investment income. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional amount of the contract will be made by the Company and recognized as a capital loss. The Company complies with the specific rules established in AVR for replication transactions.

23

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company replicates hybrid fixed to floating treasuries by combining a U.S. Treasury cash component with a forward starting swap which, in effect, converts a fixed U.S. Treasury into a hybrid fixed to floating treasury. The purpose of these replications is to aid duration matching between the treasuries and the supported liabilities. Generally these swaps are carried at amortized cost with periodic interest payments beginning at a future date. Any early terminations are recognized as capital gains or losses. The Company complies with the specific rules established in AVR for replication transactions.

The Company holds some warrants linked to an Argentina Government Gross Domestic Product (GDP) as part of an authorized workout from the Argentina Brady Bonds. The Company was put into these warrants and did not voluntarily convert into these types of instruments. The Company does not have any downside risk to the warrants, and only receives a payment if the GDP is above a specific threshold. These warrants are marked to fair value in the balance sheet and the fair value adjustment is recorded in capital and surplus. At December 31, 2015, all warrants had matured for the Company. The Company had realized gains totaling $4,225 for the year ended December 31, 2015 related to these warrants.

Separate Accounts

The majority of the separate accounts held by the Company, primarily for individual policyholders as well as for group pension plans, do not have any minimum guarantees, and the investment risks associated with fair value changes are borne by the policyholder. The assets in the accounts, carried at estimated fair value, consist of underlying mutual fund shares, common stocks, long-term bonds and short-term investments.

Certain other separate accounts held by the Company provide a minimum guaranteed return of 3% of the average investment balance to policyholders. The assets consist of long-term bonds and short-term investments which are carried at amortized cost.

Assets held in trust for purchases of variable universal life and annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at fair value. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The investment risks associated with fair value changes of the separate accounts are borne entirely by the policyholders except in cases where minimum guarantees exist. The Company received variable contract premiums of $8,767,590, $12,203,423 and $13,127,468 in 2016, 2015 and 2014, respectively. In addition, the Company received $1,247,856, $1,187,712 and $978,879 in 2016, 2015 and 2014, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

Surplus funds transferred from the general account to the separate accounts, commonly referred to as seed money, and earnings accumulated on seed money are reported as surplus in the separate accounts until transferred or repatriated to the general account. The transfer of such funds between the separate account and the general account is reported as surplus contributed or withdrawn during the year.

24

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the date of death.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioner’s Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioner’s Reserve Valuation Method. Reserves for universal life policies are based on account balances adjusted for the Commissioner’s Reserve Valuation Method.

Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. Generally, mean reserves are determined by computing the regular mean reserve for the plan at the true age and holding, in addition, one-half (1/2) of the extra premium charge for the year. For certain flexible premium and fixed premium universal life insurance products, reserves are calculated utilizing the Commissioner’s Reserve Valuation Method for universal life policies and recognizing any substandard ratings.

Deferred annuity reserves are calculated according to the Commissioner’s Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.00 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts In Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioner’s Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined primarily by formula.

25

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements and other annuity contracts. Deposits and withdrawals on these contracts are recorded as a direct increase or decrease, respectively, to the liability balance and are not reported as premiums, benefits or changes in reserves in the statement of operations.

The Company issues certain funding agreements with well-defined class-based annuity purchase rates defining either specific or maximum purchase rate guarantees. However, these funding agreements are not issued to or for the benefit of an identifiable individual or group of individuals. These contracts are classified as deposit-type contracts in accordance with SSAP No. 50.

Municipal Repurchase Agreements

Municipal repurchase agreements are investment contracts issued to municipalities that pay either a fixed or floating rate of interest on the guaranteed deposit balance. The floating interest rate is based on a market index. The related liabilities are equal to the policyholder deposit and accumulated interest on the contract.

These municipal repurchase agreements require a minimum of 95% of the fair value of the securities transferred to be maintained as collateral.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and are recognized over the premium paying periods of the related policies. Consideration received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting and recorded directly to an appropriate policy reserve account, without recognizing premium revenue.

Claims and Claim Adjustment Expense

Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates meeting minimum regulatory requirements for other business. Unpaid claims include amounts for losses and related adjustment expenses and are estimates of the ultimate net costs of all losses, reported and unreported. These estimates are subject to the impact of future changes in claim severity, frequency and other factors.

26

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Activity in the liability for unpaid claims and related processing costs net of reinsurance is summarized as follows:

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year
Year ended December 31, 2016
2016	$—	$726,808	$212,321	$514,487
2015 and prior	1,372,958	(358,737)	103,318	910,903

	1,372,958	$368,071	$315,639	1,425,390

Active life reserve	3,710,626			3,951,054

Total accident and health reserves	$5,083,584			$5,376,444

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year
Year ended December 31, 2015
2015	$—	$781,155	$285,156	$495,999
2014 and prior	1,203,942	(206,782)	120,201	876,959

	1,203,942	$574,373	$405,357	1,372,958

Active life reserve	3,575,596			3,710,626

Total accident and health reserves	$4,779,538			$5,083,584

The Company’s unpaid claims reserve was decreased by $(358,737) and $(206,782) for the years ended December 31, 2016 and 2015, respectively, for health claims that were incurred prior to those balance sheet dates. The change in 2016 resulted primarily from variances in the estimated frequency of claims and claims severity.

The balance in the liability for unpaid accident and health claim adjustment expenses as of December 31, 2016 and 2015 was $36,586 and $35,337, respectively. The Company incurred $19,398 and paid $18,036 of claim adjustment expenses during 2016, of which $2,466 of the paid amount was attributable to insured or covered events of prior years. The Company incurred $24,766 and paid $20,388 of claim adjustment expenses during 2015, of which $13,485 of the paid amount was attributable to insured or covered events of prior years. The Company did not increase or decrease the claim adjustment expense provision for insured events of prior years during 2016 or 2015.

27

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of in force blocks of business are included in unassigned surplus and amortized into income as earnings emerge on the reinsured block of business. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded.

Consistency of Presentation

Differences in tabular totals and references between notes are caused by rounding differences not considered to be significant to the financial statement presentation. Prior year amounts have been reclassified to conform to current period presentation.

Recent Accounting Pronouncements

Effective January 1, 2017, the Company adopted revisions to SSAP No. 35R, Guaranty Fund and Other Assessments, which allows 1) expected renewals of short-term health contracts to be considered in determining the assets recognized from accrued guaranty fund liability assessments and 2) requires reporting entities to discount guaranty fund liabilities, and related assets, resulting from the insolvencies of insurers that wrote long-term care contracts The adoption of this guidance did not have a material impact on the financial position or results of operations of the Company.

Effective January 1, 2017, the Company adopted SSAP No. 41R, Surplus Notes. Surplus notes held by investors that are rated an equivalent NAIC 1 or 2 designation by an approved NAIC credit rating provider will be reported at amortized cost, while non-rated surplus notes or those with an equivalent designation of 3 through 6 will be reported at the lower of amortized cost or fair value adoption of this guidance did not have a material impact on the financial position or results of operations of the Company.

Effective January 1, 2017, the Company adopted revisions to SSAP No. 51R, Life Contracts, which includes updates for new principle-based reserving (PBR) requirements, with references to Valuation Manual changes. The Valuation Manual allows companies to continue using current reserve methodologies for a three-year period, beginning with the Valuation Manual operative date. For policies issued after the operative date, formulaic calculations for some policies will be supplemented with more advanced deterministic and stochastic reserve methodologies. The Company adopted the new requirements for certain of its term products. The adoption of this guidance did not have a material impact on the financial position or results of operations of the Company.

Effective January 1, 2017, the Company adopted revisions to SSAP No. 103R, Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, which incorporates explicit accounting guidance on short sales and secured borrowing transactions when the insurer is the transferee. The adoption of this guidance did not impact the financial position or results of operations of the Company.

28

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Effective December 31, 2017, the Company will adopt revisions to SSAP No. 2R, Cash, Drafts and Short-term Investments, which reclassify money market mutual funds from short-term investments to cash equivalents and clarify that money market mutual funds shall be valued at fair value, allowing net asset value as a practical expedient. The adoption of this guidance will not have a material impact on the financial position or results of operations of the Company.

Effective January 1, 2015, the Company adopted guidance that moves wholly-owned, single member/single asset LLCs where the underlying asset is real estate, into the scope of SSAP No. 40, Real Estate Investments, when specific conditions are met, and clarifies in SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies, that these types of investments are within the scope of SSAP No. 40. The adoption of this guidance had no material impact to the financial position or results of operations of the Company.

Going Concern

Management has evaluated the ability of the Company to continue as a going concern and has determined that no substantial doubt exists with regard to the Company’s ability to meet its obligations as they become due within one year after the issuance of the financial statements.

2. Prescribed and Permitted Statutory Accounting Practices

The Iowa Insurance Division recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Iowa Insurance Law.

The Company, with the permission of the Iowa Commissioner of Insurance, is allowed special accounting treatment for certain hedges of interest rate exposures on variable annuity products that would not otherwise conform to current accounting guidance under SSAP No. 86. The Company recognizes a reserve hedge offset deferral for the difference between the hedge results associated with a highly effective clearly defined hedge strategy related to variable annuity interest rate risks and the corresponding interest-rate related impact to variable annuity results. This deferral was effective October 1, 2016, and will be amortized through the capital and surplus account change in net unrealized capital gains (losses) on a straight line basis over a period of 10 years beginning in the period of deferral.

The State of Iowa has adopted a prescribed accounting practice that differs from that found in the NAIC SAP related to the reported value of the assets supporting the Company’s guaranteed separate accounts. As prescribed by Iowa Administrative Code 508A.1.4, the Commissioner found that the Company is entitled to value the assets of the guaranteed separate account at amortized cost, whereas the assets would be required to be reported at fair value under SSAP No. 56, Separate Accounts, of the NAIC SAP. There is no impact to the Company’s income or surplus as a result of utilizing this prescribed practice.

29

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company previously valued its investments in limited purpose subsidiary (LPS) US insurance SCAs based on the underlying audited statutory equity under a prescribed practice adopted by the State of Iowa. Effective October 1, 2016, the Company received approval from Iowa for the respective LPS to be valued in accordance with SSAP No. 97, paragraph 8.b.i.1 in amounts equal to the respective entity’s underlying audited statutory equity including statutory accounting practices prescribed or permitted by the State of Iowa, which is consistent with Iowa Administrative Code 191-99.11(5). As a result, the Company will no longer disclose its valuation method for these LPS as a prescribed practice. The Company will continue to provide the disclosures required by SSAP No.97, paragraph 36 about underlying LPS accounting practices that depart from the NAIC accounting practices and procedures. This change in SCA valuation method did not result in a change in the Company’s valuation of its LPS but rather aligned the NAIC valuation with that required by the Iowa Administrative Code.

The Company has three LPS with prescribed practices whereby under Iowa Administrative Code 191-99.11(3), the LPS are entitled to admit the following assets that would not be admissible under the NAIC SAP:

TLIC Riverwood Reinsurance Inc. (TRRI)	Parental guarantee
TLIC Oakbrook Reinsurance Inc. (TORI)	Credit linked note
TLIC Watertree Reinsurance Inc. (TWRI)	Excess of loss reinsurance asset

For each respective LPS, the table below discloses the amount of the investment in the insurance SCA per recorded statutory equity and the amount of the investment if the insurance SCA had completed statutory financial statements in accordance with the NAIC SAP. Each LPS provides the Company audited financial statements annually.

	Amount of Investment
SCA Entity (Investments in Insurance SCA Entities)	Per Reported Statutory Equity	If the Insurance SCA Had Completed Statutory Financial Statements*
TLIC Riverwood Reinsurance Inc	$965,083	$—
TLIC Oakbrook Reinsurance Inc	133,416	—
TLIC Watertree Reinsurance Inc	188,313	—

*	Per AP&P Manual (without permitted or prescribed practices)

30

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

A reconciliation of the Company’s net income and capital and surplus between NAIC SAP and practices prescribed and permitted by the State of Iowa is shown below:

	SSAP #	F/S Page	F/S Line	2016	2015	2014
Net (loss) income, State of Iowa basis				$471,092	$(182,480)	$353,790
State prescribed practice that increases(decreases) NAIC SAP:
Limited purpose subsidiary valuation - TRRI	97	Balance Sheet	Common Stock	—	—	—
Limited purpose subsidiary valuation - TORI	97	Balance Sheet	Common Stock	—	—	—
Separate account asset valuation	56	NA	NA	—	—	—
State permitted practice that increases(decreases) NAIC SAP:
Hedge reserve offset	86	Balance Sheet; Statement of Changes in Capital and Surplus	Hedge reserve offset Change in net unrealized capital gains/ losses	—	—	—
TLB	97	Balance Sheet	Common Stock	—	—	—
Net (loss) income, NAIC SAP				$471,092	$(182,480)	$353,790

Statutory surplus, State of Iowa basis				$5,234,756	$5,449,210	$5,999,558

State prescribed practice that increases(decreases) NAIC SAP:
Limited purpose subsidiary valuation - TRRI	97	Balance Sheet	Common Stock	—	(869,844)	(817,285)
Limited purpose subsidiary valuation - TORI	97	Balance Sheet	Common Stock	—	(132,955)	(113,677)
Separate account asset valuation	56	NA	NA
State permitted practice that increases(decreases) NAIC SAP:
Hedge reserve offset	86	Balance Sheet; Statement of Changes in Capital and Surplus	Hedge reserve offset Change in net unrealized capital gains/ losses	(575,869)	—	—
TLB	97	Balance Sheet	Common Stock	—	74,225	62,284

Statutory surplus, NAIC SAP				$4,658,887	$4,520,636	$5,130,880

31

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company previously disclosed a state permitted practice to record the value of its wholly-owned Bermuda domiciled life subsidiary, Transamerica Life (Bermuda), Ltd. (TLB), based upon audited statutory equity rather than audited U.S. GAAP or foreign statutory basis financial statements equity adjusted to a statutory basis of accounting, utilizing adjustments as outlined in SSAP No.97, paragraph 9. Changes in the Bermuda Insurance Act 1978 require TLB to file audited GAAP or IFRS financials with the Bermuda Monetary Authority in 2016 rather than statutory basis financials. As a result of the change in the Bermuda regulation, the Company began recording the value of TLB in accordance with SSAP No. 97 in first quarter of 2016, therefore eliminating the need for a permitted practice.

3. Accounting Changes and Correction of Errors

As disclosed in Note 2, the Company began recording the value of its foreign insurance subsidiary in accordance with SSAP No. 97 in 2016, therefore eliminating the need for a permitted practice. This change in accounting impacted the carrying value of the subsidiary and the AVR reported on the Company’s balance sheet. The cumulative effect of implementing the change in accounting effective January 1, 2016, was a $276,042 decrease in capital and surplus. The cumulative effect consisted of two components, a $142,142 change in unrealized loss on the subsidiary and a $133,900 increase in AVR.

During the first quarter of 2016, management determined that the Company’s accretion policy was not correctly adjusting accretion yields for asset specific changes in future cash flow expectations which resulted in an understatement of investment income of $31,151, net of tax, relating to prior years. This was corrected in 2016 and is reflected as other changes, net, in the capital and surplus accounts of the Statements of Changes in Capital and Surplus.

During 2015, the Company discovered errors in the calculation of ceded reserves on certain substandard and disabled life policies which caused an overstatement of these reserves since 2011. The cumulative pre-tax effect of these errors was a decrease to equity of $13,866 and was reflected as other changes, net, in the 2015 capital and surplus accounts of the Statements of Changes in Capital and Surplus.

As a result of the Company’s model validation initiative performed in 2015, the Company determined that its aggregate life reserves were overstated by $16,713 relating to prior years. This was corrected in 2015 and was reflected as other changes, net, in the capital and surplus accounts of the Statements of Changes in Capital and Surplus.

During 2015, it was discovered that a 2014 intercompany transfer of taxes payable was booked incorrectly, resulting in an incorrect equity distribution to a non-insurance affiliate of $8,833. This was corrected in 2015 and was reflected as other changes, net, in the capital and surplus accounts of the Statements of Changes in Capital and Surplus.

During 2015, the Company made a change in valuation bases relating to its long-term care business. A change was made to use a morbidity table that is consistent with leading industry practice where claims are determined using a first-site, first principles approach. This change resulted in an increase in A&H reserves of $5,946 which has been reported on Exhibit 5A – Changes in Bases of Valuation During the Year.

32

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company had consistently reported reserves for all states using the Missouri Department of Insurance required modified 2001 CSO table in the valuation of certain limited underwriting policies. During 2015, Missouri rescinded this rule. The Company made a change in valuation bases relating to these policies to use the unmodified 2001 CSO table. This resulted in a decrease to reserves of $12,464 which has been reported on Exhibit 5A – Change in Bases of Valuation During the Year. Related to this change were corresponding decreases in the deferred premium asset of $5,114 and the uncollected premium asset of $104. These amounts were charged to surplus and are reported as a cumulative effect of changes in accounting principle in the capital and surplus accounts of the Statements of Changes in Capital and Surplus.

During 2015, the Company identified simplifications and implemented mapping updates in some of the valuation mortality tables used for the calculation of reinsurance reserve credits on some universal life policies. The change in valuation process resulted in a decrease to reserves of $14,481 which has been reported on Exhibit 5A – Change in Bases of Valuation During the Year.

During 2014, the Company discovered errors with certain components of the quarterly settlement statements related to the modified coinsurance treaty assumed from an affiliate, Western Reserve Life Assurance Co. of Ohio (WRL), resulting in incorrect cession amounts received by the Company since inception of the treaty effective December 31, 2010. The cumulative impact of the errors as of December 31, 2013 was an overstatement of capital and surplus of $53,792 after tax. This was reflected as other changes, net, in the 2014 capital and surplus accounts of the Statements of Changes in Capital and Surplus.

Prior to its merger in 2015 with the Company, during 2014, SLIC discovered that the accounting entries had not been recorded to the ledger when a block of escheated policies were entered into the claims administration system in 2013. The impact of not recording these entries to the ledger was an understatement of the claims liability of $2,900, an understatement of current federal income taxes recoverable of $1,015, an overstatement of net deferred income taxes of $1,298, and an overstatement of capital and surplus of $3,183 as of December 31, 2013. This was corrected in 2014 and is reflected as other changes, net, in the capital and surplus accounts of the Statements of Changes in Capital and Surplus.

4. Fair Values of Financial Instruments

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Determination of fair value

The fair values of financial instruments are determined by management after taking into consideration several sources of data. When available, the Company uses quoted market prices in active markets to determine the fair value of its investments. The Company’s valuation policy utilizes a pricing hierarchy which dictates that publicly available prices are initially sought from indices and third-party pricing services. In the event that pricing is not available from these sources, those securities are submitted to brokers to obtain quotes. Lastly, securities are priced using internal cash flow modeling techniques. These valuation methodologies commonly use reported trades, bids, offers, issuer spreads, benchmark yields, estimated prepayment speeds, and/or estimated cash flows.

33

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

To understand the valuation methodologies used by third-party pricing services, the Company reviews and monitors their applicable methodology documents. Any changes to their methodologies are noted and reviewed for reasonableness. In addition, the Company performs in-depth reviews of prices received from third-party pricing services on a sample basis. The objective for such reviews is to demonstrate that the Company can corroborate detailed information such as assumptions, inputs and methodologies used in pricing individual securities against documented pricing methodologies. Only third-party pricing services and brokers with a substantial presence in the market and with appropriate experience and expertise are used.

Each month, the Company performs an analysis of the information obtained from indices, third-party services, and brokers to ensure that the information is reasonable and produces a reasonable estimate of fair value. The Company considers both qualitative and quantitative factors as part of this analysis, including but not limited to, recent transactional activity for similar securities, review of pricing statistics and trends, and consideration of recent relevant market events. Other controls and procedures over pricing received from indices, third-party pricing services, or brokers include validation checks such as exception reports which highlight significant price changes, stale prices or un-priced securities.

Fair value hierarchy

The Company’s financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100, Fair Value Measurements. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 -	Unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 -	Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

	a)	Quoted prices for similar assets or liabilities in active markets

	b)	Quoted prices for identical or similar assets or liabilities in non-active markets

	c)	Inputs other than quoted market prices that are observable

	d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means

34

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Level 3 -	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash Equivalents and Short-Term Investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments is either reported at fair value or amortized cost (which approximates fair value). Cash is not included in the below tables.

Short-Term Notes Receivable from Affiliates: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair value.

Bonds and Stocks: The NAIC allows insurance companies to report the fair value determined by the SVO or to determine the fair value by using a permitted valuation method. The fair values of bonds and stocks are reported or determined using the following pricing sources: indices, third-party pricing services, brokers, external fund managers and internal models.

Fair values for fixed maturity securities (including redeemable preferred stock) actively traded are determined from third-party pricing services, which are determined as discussed above in the description of Level 1 and Level 2 values within the fair value hierarchy. For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from third-party pricing services, or are based on non-binding broker quotes or internal models. In the case of private placements, fair values are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Real Estate: Real estate held for sale is typically valued utilizing independent external appraisers in conjunction with reviews by qualified internal appraisers. Valuations are primarily based on active market prices, adjusted for any difference in the nature, location or condition of the specific property. If such information is not available, other valuation methods are applied, considering the value that the property’s net earning power will support, the value indicated by recent sales of comparable properties and the current cost of reproducing or replacing the property.

Other Invested Assets: The fair values for other invested assets, which include investments in surplus notes issued by other insurance companies and fixed or variable rate investments with underlying characteristics of bonds were determined primarily by using indices, third-party pricing services and internal models.

35

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Derivative Financial Instruments: The estimated fair values of equity and interest rate options (calls, puts, caps) are based upon the latest quoted market price at the balance sheet date. The estimated fair values of swaps, including equity, interest rate and currency swaps, are based on pricing models or formulas using current assumptions. The estimated fair values of credit default swaps are based upon active market data, including interest rate quotes, credit spreads, and recovery rates, which are then used to calculate probabilities of default for the fair value calculation. The Company accounts for derivatives that receive and pass hedge accounting in the same manner as the underlying hedged instrument. If that instrument is held at amortized cost, then the derivative is also held at amortized cost.

Policy Loans: The fair value of policy loans is considered to approximate the book value of the loan, which is stated at unpaid principal balance.

Securities Lending Reinvested Collateral: The cash collateral from securities lending is reinvested in various short-term and long-term debt instruments. The fair values of these investments are determined using the methods described above under Cash Equivalents and Short-Term Investments and Bonds and Stocks.

Receivable From/Payable to Parents, Subsidiaries and Affiliates: The carrying amount of receivable from/payable to affiliates approximates their fair value.

Separate Account Assets and Annuity Liabilities: The fair value of separate account assets are based on quoted market prices when available. When not available, they are primarily valued either using third-party pricing services or are valued in the same manner as the general account assets as further described in this note. However, some separate account assets are valued using non-binding broker quotes, which cannot be corroborated by other market observable data, or internal modeling which utilizes input that are not market observable. The fair value of separate account annuity liabilities is based on the account value for separate accounts business without guarantees. For separate accounts with guarantees, fair value is based on discounted cash flows.

Investment Contract Liabilities: Fair value for the Company’s liabilities under investment contracts, which include deferred annuities and GICs, are estimated using discounted cash flow calculations. For those liabilities that are short in duration, carrying amount approximates fair value. For investment contracts with no defined maturity, fair value is estimated to be the present surrender value.

Deposit-Type Contracts: The carrying amounts of deposit-type contracts reported in the accompanying balance sheets approximate their fair values. These are included in the Investment Contract Liabilities.

Surplus Notes: Fair values for surplus notes are estimated using a discounted cash flow analysis based on the Company’s current incremental borrowing rate for similar types of borrowing arrangements.

The Company accounts for its investments in affiliated common stock in accordance with SSAP No. 97, as such, they are not included in the following disclosures.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

36

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables set forth a comparison of the estimated fair values and carrying amounts of the Company’s financial instruments, including those not measured at fair value in the balance sheets, as of December 31, 2016 and 2015, respectively:

	December 31, 2016
	Estimated Fair Value	Admitted Assets/ Liabilities	(Level 1)	(Level 2)	(Level 3)
Admitted assets
Cash equivalents and short-term investments, other than affiliates	$1,435,906	$1,435,906	$—	$1,435,906	$—
Bonds	41,750,057	38,632,034	8,543,520	32,331,681	874,856
Preferred stocks, other than affiliates	94,325	95,547	—	91,172	3,153
Common stocks, other than affiliates	194,833	194,833	1,905	—	192,928
Mortgage loans on real estate	5,801,102	5,641,558	—	—	5,801,102
Other invested assets	168,197	149,019	—	160,516	7,681
Options	182,667	182,667	—	182,667	—
Interest rate swaps	678,868	587,537	—	674,938	3,930
Currency swaps	21,819	21,408	—	21,819	—
Credit default swaps	36,173	26,828	—	36,173	—
Equity swaps	48,509	48,509	—	48,509	—
Policy loans	607,746	607,746	—	607,746	—
Securities lending reinvested collateral	2,303,603	2,303,603	—	2,303,603	—
Receivable from parent, subsidiaries and affiliates	111,305	111,305	—	111,305	—
Separate account assets	72,675,382	72,638,065	69,229,744	3,399,333	46,305
Liabilities
Investment contract liabilities	17,237,938	15,077,116	—	265,681	16,972,257
Options	82,070	82,070	—	82,070	—
Interest rate swaps	183,689	806,424	—	(179,214)	362,903
Currency swaps	1,666	76	—	1,666	—
Credit default swaps	13,478	44,647	—	13,478	—
Equity swaps	381,242	381,242	—	381,242	—
Payable to parent, subsidiaries and affiliates	115,256	115,256	—	115,256	—
Separate account annuity liabilities	66,986,814	66,987,131	1,996	66,926,286	58,532
Surplus note	165,351	150,000	—	165,351	—

37

Transamerica Life Insurance Company

Notes to Financial Statements —   Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	December 31, 2015
	Estimated Fair Value	Admitted Assets/ Liabilities	(Level 1)	(Level 2)	(Level 3)
Admitted assets
Cash equivalents and short-term investments, other than affiliates	$2,012,842	$2,012,842	$—	$2,012,842	$—
Short-term notes receivable from affiliates	278,771	278,771	—	278,771	—
Bonds	36,576,232	34,173,453	6,841,379	28,830,442	904,411
Preferred stocks, other than affiliates	97,770	99,103	—	97,770	—
Common stocks, other than affiliates	126,649	126,649	8,239	71	118,339
Mortgage loans on real estate	5,657,436	5,657,436	—	—	5,657,436
Other invested assets	152,140	133,087	—	142,831	9,309
Options	399,911	399,911	—	399,911	—
Interest rate swaps	668,643	543,001	—	646,960	21,683
Currency swaps	28,988	26,378	—	28,988	—
Credit default swaps	37,808	32,968	—	37,808	—
Equity swaps	155,735	155,735	—	155,735	—
Policy loans	649,738	649,738	—	649,738	—
Securities lending reinvested collateral	2,760,922	2,760,922	—	2,760,922	—
Receivable from parent, subsidiaries and affiliates	59,963	59,963	—	59,963	—
Separate account assets	72,154,755	72,127,543	68,354,452	3,762,211	38,092
Liabilities
Investment contract liabilities	12,911,523	11,852,454	—	276,950	12,634,573
Short-term notes payable to affiliates	—	—	—	—	—
Options	178,638	178,638	—	178,638	—
Interest rate swaps	(484,994)	429,751	—	(520,103)	35,109
Currency swaps	38,722	46,656	—	38,722	—
Credit default swaps	13,862	27,180	—	13,862	—
Equity swaps	113,689	113,689	—	113,689	—
Payable to parent, subsidiaries and affiliates	18,965	18,965	—	18,965	—
Separate account annuity liabilities	63,493,519	63,507,470	983	63,428,222	64,314
Surplus notes	164,418	150,000	—	164,418	—

38

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables provide information about the Company’s financial assets and liabilities measured at fair value as of December 31, 2016 and 2015:

	2016
	Level 1	Level 2	Level 3	Total
Assets:
Bonds
Government	$—	$1,124	$—	$1,124
Industrial and miscellaneous	—	20,216	18,746	38,962
Hybrid securities	—	2,573	—	2,573

Total bonds	—	23,913	18,746	42,659

Preferred stock
Industrial and miscellaneous	—	—	3,153	3,153

Total preferred stock	—	—	3,153	3,153

Common stock
Mutual funds	761	—	—	761
Industrial and miscellaneous	1,144	—	192,928	194,072

Total common stock	1,905	—	192,928	194,833

Short-term investments
Government	—	598,723	—	598,723
Industrial and miscellaneous	—	820,579	—	820,579
Sweep accounts	—	16,604	—	16,604

Total short-term investments	—	1,435,906	—	1,435,906

Securities lending reinvested collateral	—	2,303,603	—	2,303,603
Derivative assets	—	813,180	3,930	817,110
Separate account assets	69,213,345	2,706,809	45,420	71,965,574

Total assets	$69,215,250	$7,283,411	$264,177	$76,762,838

Liabilities:
Derivative liabilities	$—	$878,117	$362,903	$1,241,020
Separate account liabilities	1,996	871	—	2,867

Total liabilities	$1,996	$878,988	$362,903	$1,243,887

39

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	2015
	Level 1	Level 2	Level 3	Total
Assets:
Bonds
Government	$—	$1,094	$—	$1,094
Industrial and miscellaneous	—	10,588	22,878	33,466

Total bonds	—	11,682	22,878	34,560

Common stock
Mutual funds	5,823	69	—	5,892
Industrial and miscellaneous	2,416	2	118,339	120,757

Total common stock	8,239	71	118,339	126,649

Short-term investments
Government	—	94,915	—	94,915
Industrial and miscellaneous	—	1,349,518	—	1,349,518
Mutual funds	—	526,117	—	526,117
Intercompany notes receivable	—	278,771	—	278,771
Sweep accounts	—	42,292	—	42,292

Total short-term investments	—	2,291,613	—	2,291,613

Securities lending reinvested collateral	—	2,760,922	—	2,760,922
Derivative assets	—	1,078,404	21,683	1,100,087
Separate account assets	68,338,600	2,670,280	32,569	71,041,449

Total assets	$68,346,839	$8,812,972	$195,469	$77,355,280

Liabilities:
Derivative liabilities	$—	$670,145	$35,109	$705,254
Separate account liabilities	983	965	—	1,948

Total liabilities	$983	$671,110	$35,109	$707,202

Bonds classified in Level 2 are valued using inputs from third party pricing services or broker quotes. Bonds classified in Level 3 are primarily those valued using non-binding broker quotes, which cannot be corroborated by other market observable data, or internal modeling which utilize significant inputs that are not market observable.

Preferred stock classified in Level 3 is internally valued using significant unobservable inputs.

Common stocks classified in Level 3 are comprised primarily of shares in the Federal Home Loan Bank (FHLB) of Des Moines, which are valued at par as a proxy for fair value as a result of restrictions that allow redemptions only by FHLB.

Short-term investments are classified as Level 2 and carried at amortized cost or fair value. Because of the highly liquid nature of these assets, carrying amounts are used to approximate fair value when amortized cost is used.

Securities lending reinvested collateral is valued and classified in the same way as the underlying collateral, which is primarily composed of short-term investments.

40

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Derivatives classified as Level 2 represent over-the-counter (OTC) contracts valued using pricing models based on the net present value of estimated future cash flows, directly observed prices from exchange-traded derivatives, other OTC trades, or external pricing services. Derivatives classified as Level 3 represent interest rate swaps calculated by simulation using a series of market-consistent inputs to model the dynamics of the swap. The inputs are taken from market instruments to the extent that they exist.

Separate account assets and liabilities are valued and classified in the same way as general account assets and liabilities (described above).

Transfers from Level 1 to Level 2 for separate account bonds were attributable to securities being valued using an index at December 31, 2015, subsequently changing to being valued using a different index during 2016.

Transfers from Level 1 to Level 2 for separate account common stock were attributable to securities being valued using third party vendor inputs at December 31, 2015, subsequently changing to being valued using external money manager statements during 2016.

Transfers from Level 2 to Level 1 for separate account common stock were attributable to securities being valued using external money managers at December 31, 2015, subsequently changing to being valued using third party vendor inputs during 2016.

41

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables summarize the changes in assets and liabilities classified in Level 3 for 2016 and 2015:

	Beginning Balance at January 1, 2016	Transfers in (Level 3)	Transfers out (Level 3)	Total Gains and (Losses) Included in Net income (a)	Total Gains and (Losses) Included in Surplus (b)
Bonds
Government	$—	$—	$—	$(9)	$9
RMBS	1,439	—	1,428	(122)	116
Other	21,439	885	184	(2,852)	5,003
Preferred stock	—	—	—	512	(101)
Common stock	118,338	—	—	—	101
Derivatives	(13,426)	—	—	(189,403)	(348,382)
Separate account assets	32,569	5,578	9,142	15,896	81

Total	$160,359	$6,463	$10,754	$(175,978)	$(343,173)

	Purchases	Issuances	Sales	Settlements	Ending Balance at December 31, 2016
Bonds
Government	$—	$—	$—	$—	$—
RMBS	—	—	—	5	—
Other	1,663	—	—	7,208	18,746
Preferred stock	3,254	—	—	512	3,153
Common stock	73,000	1,689	200	—	192,928
Derivatives	2,834	—	(80,527)	(108,876)	(358,974)
Separate account assets	1,520	—	—	1,082	45,420

Total	$82,271	$1,689	$(80,327)	$(100,069)	$(98,727)

42

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Beginning Balance at January 1, 2015	Transfers in (Level 3)	Transfers out (Level 3)	Total Gains and (Losses) Included in Net income (a)	Total Gains and (Losses) Included in Surplus (b)
Bonds
Government	$—	$—	$—	$(11)	$11
RMBS	1,498	—	—	(371)	317
Other	21,156	14,483	3,846	(6,374)	(1,848)
Preferred stock	164	—	—	—	—
Common stock	118,061	—	—	(24)	281
Derivatives	90,924	—	—	—	(26,551)
Separate account assets	7,905	1,398	1,500	21,539	(220)

Total	$239,708	$15,881	$5,346	$14,759	$(28,010)

	Purchases	Issuances	Sales	Settlements	Ending Balance at December 31, 2015
Bonds
Government	$—	$—	$—	$—	$—
RMBS	—	—	—	5	1,439
Other	—	—	—	2,132	21,439
Preferred stock	—	—	—	164	—
Common stock	4,020	—	4,000	—	118,338
Derivatives	(63,114)	—	—	14,685	(13,426)
Separate account assets	4,245	—	—	798	32,569

Total	$(54,849)	$—	$4,000	$17,784	$160,359

(a)	Recorded as a component of Net Realized Capital Gains/Losses on Investments in the Statements of Operations
(b)	Recorded as a component of Change in Net Unrealized Capital Gains/Losses in the Statements of Changes in Capital and Surplus

The Company’s policy is to recognize transfers in and out of Level 3 as of the beginning of the reporting period.

Transfers in for bonds were the result of a security being carried at amortized cost at December 31, 2015 and 2014, subsequently changing to being carried at fair value during 2016 and 2015. In addition, transfers in for bonds were attributable to a security being valued using third-party vendor input at December 31, 2014, subsequently changing to being valued using a stale price during 2015.

Transfers out for bonds were the result of a security being carried at fair value at December 31, 2015 and 2014, subsequently changing to being carried at amortized cost during 2016 and 2015.

Transfers in for separate account assets were attributable to securities being valued using third party vendor inputs at December 31, 2015 and 2014, subsequently changing to being valued using broker quotes during 2016 and 2015.

43

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Transfers out for separate account assets were attributable to securities being valued using a stale price at December 31, 2015 and 2014, subsequently changing to being valued using third party vendor inputs during 2016 and 2015. In addition, transfers out for separate account assets were attributable to securities being valued using broker quotes at December 31, 2015, subsequently changing to being valued using third party vendor inputs during 2016.

Non-recurring fair value measurements

As indicated in Note 1, real estate held for sale is measured at the lower of carrying amount or fair value less cost to sell. As of December 31, 2016, the Company has several parcels of land that are held for sale. Therefore, these properties are carried at fair value less cost to sell, which amounts to $8,570. Two parcels of land have a carrying amount less than its fair value and therefore is not carried at fair value as of December 31, 2016.

The Company also had parcels of land that were held for sale as of December 31, 2015. Fair value less cost to sell of these properties was $8,570. Two parcels of land had a carrying amount less than its fair value and therefore is not carried at fair value as of December 31, 2015.

Fair value was determined by utilizing an external appraisal following the sales comparison approach. The fair value measurements are classified in Level 3 as the comparable sales and adjustments for the specific attributes of these properties are not market observable inputs.

5. Investments

The carrying amounts and estimated fair value of investments in bonds and preferred stock are as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than 12 Months	Estimated Fair Value
December 31, 2016
Unaffiliated bonds:
United States Government and agencies	$7,909,126	$480,225	$—	$276,098	$8,113,253
State, municipal and other government	846,024	38,500	9,136	11,920	863,468
Hybrid securities	463,953	21,551	26,842	2,308	456,354
Industrial and miscellaneous	22,672,674	2,963,306	81,739	140,208	25,414,034
Mortgage and other asset-backed securities	6,735,275	298,695	74,418	63,243	6,896,309

	38,627,052	3,802,277	192,135	493,777	41,743,418
Unaffiliated preferred stocks	95,547	3,771	4,802	190	94,325

	$38,722,599	$3,806,048	$196,937	$493,967	$41,837,743

44

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than 12 Months	Estimated Fair Value
December 31, 2015
Unaffiliated bonds:
United States Government and agencies	$5,987,562	$499,532	$53	$106,422	$6,380,619
State, municipal and other government	848,372	44,220	4,395	18,989	869,208
Hybrid securities	363,526	20,787	21,966	6,216	356,131
Industrial and miscellaneous	20,933,595	2,289,579	171,562	320,604	22,731,008
Mortgage and other asset-backed securities	5,976,648	356,869	134,130	23,871	6,175,516

	34,109,703	3,210,987	332,106	476,102	36,512,482
Unaffiliated preferred stocks	99,103	4,880	5,351	862	97,770

	$34,208,806	$3,215,867	$337,457	$476,964	$36,610,252

At December 31, 2016 and 2015, respectively, for bonds and preferred stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 326 and 364 securities with a carrying amount of $1,905,967 and $2,234,787, and an unrealized loss of $196,937 and $337,457 with an average price of 89.7 and 84.9 (fair value/amortized cost). Of this portfolio, 66.2% and 71.8% were investment grade with associated unrealized losses of $105,393 and $191,342, respectively.

At December 31, 2016 and 2015, respectively, for bonds and preferred stocks that have been in a continuous loss position for less than twelve months, the Company held 1,128 and 1,081 securities with a carrying amount of $10,886,803 and $9,043,827 and an unrealized loss of $493,967 and $476,964 with an average price of 95.5 and 94.7 (fair value/amortized cost). Of this portfolio, 96.4% and 91.8% were investment grade with associated unrealized losses of $471,156 and $394,702, respectively.

At December 31, 2016 and 2015, respectively, for common stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 0 and 2 securities with a cost of $0 and $1 and an unrealized loss of $0 and $1 with an average price of 0.0% and 4.8% (fair value/cost).

At December 31, 2016 and 2015, respectively, for common stocks that have been in a continuous loss position for less than twelve months, the Company held 4 and 3 securities with a cost of $2,020 and $476 and an unrealized loss of $294 and $20 with an average price of 85.5 and 95.7 (fair value/cost).

45

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The estimated fair value of bonds, preferred stocks and common stocks with gross unrealized losses at December 31, 2016 and 2015 is as follows:

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2016
Unaffiliated bonds:
United States Government and agencies	$—	$3,765,738	$3,765,738
State, municipal and other government	49,698	290,257	339,955
Hybrid securities	107,667	65,108	172,775
Industrial and miscellaneous	856,096	3,754,485	4,610,581
Mortgage and other asset-backed securities	673,363	2,512,512	3,185,875

	1,686,824	10,388,100	12,074,924
Unaffiliated preferred stocks	22,207	4,736	26,943
Unaffiliated common stocks	—	1,726	1,726

	$1,709,031	$10,394,562	$12,103,593

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2015
Unaffiliated bonds:
United States Government and agencies	$3,105	$2,247,989	$2,251,094
State, municipal and other government	40,402	323,866	364,268
Hybrid securities	96,946	41,249	138,195
Industrial and miscellaneous	825,390	4,376,512	5,201,902
Mortgage and other asset-backed securities	910,509	1,562,131	2,472,640

	1,876,352	8,551,747	10,428,099
Unaffiliated preferred stocks	20,978	15,115	36,093
Unaffiliated common stocks	—	456	456

	$1,897,330	$8,567,318	$10,464,648

46

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The carrying amount and estimated fair value of bonds at December 31, 2016, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$1,325,277	$1,348,424
Due after one year through five years	6,849,253	7,221,046
Due after five years through ten years	5,069,295	5,472,967
Due after ten years	18,647,952	20,804,672

	31,891,777	34,847,109
Mortgage and other asset-backed securities	6,735,275	6,896,309

	$38,627,052	$41,743,418

For impairment policies related to non-structured and structured securities, refer to Note 1 under Investments.

As of December 31, 2016, the Company’s portfolio had Treasury investments in an unrealized loss position which had a fair value of $3,759,864, with a carrying value of $4,035,873, resulting in a gross unrealized loss of $276,009. All of the issuers in the sector continue to make payments in accordance with the original bond agreements. Fair value changes are driven by interest rate movements.

The following structured notes were held at December 31, 2016:

CUSIP Identification	Actual Cost	Fair Value	Book / Adjusted Carrying Value	Mortgage- Referenced Security (YES/NO)
44965TAA5	$11,561	$11,074	$11,566	NO
G52836AB2	10,050	10,310	10,050	NO
912810QV3	14,974	14,392	15,722	NO
912810RA8	772,522	873,726	809,956	NO
912810RL4	1,195,281	1,225,476	1,222,583	NO

Total	$2,004,388	$2,134,978	$2,069,877

47

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following table provides the number of 5* securities, aggregate book adjusted carrying value and aggregate fair value by investment type:

	Number of 5* Securities	Book / Adjusted Carrying Value	Fair Value
December 31, 2016
Bonds, amortized cost	2	$14,644	$14,473
Loan-backed and structured securities, amortized cost	1	432	430
Preferred stock, amortized cost	0	—	—
Preferred stock, fair value	0	—	—

Total	3	$15,076	$14,903
December 31, 2015
Bonds, amortized cost	2	$8,868	$8,564
Loan-backed and structured securities, amortized cost	0	—	—
Preferred stock, amortized cost	0	—	—
Preferred stock, fair value	2	—	—

Total	4	$8,868	$8,564

48

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following table provides the aggregate totals for loan-backed securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold for a period of time to recover the amortized cost basis during the years ended December 31, 2016 and December 31, 2015 respectively. During 2016 there was $27,182 of loan-backed securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold, and none during 2015.

	Amortized Cost	OTTI Recognized in Loss
	Basis Before OTTI	Interest	Non-interest	Fair Value
Year Ended December 31, 2016
OTTI recognized 1st quarter:
Intent to sell	$—	$—	$—	$—
Inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis	—	—	—	—

Total 1st quarter OTTI on loan-backed securities	—	—	—	—
OTTI recognized 2nd quarter:
Intent to sell	—	—	—	—
Inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis	—	—	—	—

Total 2nd quarter OTTI on loan-backed securities	—	—	—	—
OTTI recognized 3rd quarter:
Intent to sell	—	—	—	—
Inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis	27,182	—	2,892	24,290

Total 3rd quarter OTTI on loan-backed securities	27,182	—	2,892	24,290
OTTI recognized 4th quarter:
Intent to sell	—	—	—	—
Inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis	—	—	—	—

Total 4th quarter OTTI on loan-backed securities	—	—	—	—

Aggregate total	$27,182	$—	$2,892	$24,290

49

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Amortized Cost	OTTI Recognized in Loss
	Basis Before OTTI	Interest	Non-interest	Fair Value
Year Ended December 31, 2014
OTTI recognized 1st quarter:
Intent to sell	$—	$—	$—	$—
Inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis	—	—	—	—

Total 1st quarter OTTI on loan-backed securities	—	—	—	—
OTTI recognized 2nd quarter:
Intent to sell	—	—	—	—
Inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis	—	—	—	—

Total 2nd quarter OTTI on loan-backed securities	—	—	—	—
OTTI recognized 3rd quarter:
Intent to sell	—	—	—	—
Inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis	—	—	—	—

Total 3rd quarter OTTI on loan-backed securities	—	—	—	—
OTTI recognized 4th quarter:
Intent to sell	17,618	1,513	—	16,105
Inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis	—	—	—	—

Total 4th quarter OTTI on loan-backed securities	17,618	1,513	—	16,105

Aggregate total	$17,618	$1,513	$—	$16,105

50

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables provide the aggregate totals for loan-backed securities with a recognized OTTI due to the Company’s cash flow analysis, in which the security is written down to estimated future cash flows discounted at the security’s effective yield.

	Amortized Cost Before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year ended December 31, 2016
1st quarter present value of cash flows expected to be less than the amortized cost basis	$90,669	$7,850	$82,819	$75,187
2nd quarter present value of cash flows expected to be less than the amortized cost basis	7,387	2,482	4,905	4,587
3rd quarter present value of cash flows expected to be less than the amortized cost basis	57,816	6,951	50,865	47,445
4th quarter present value of cash flows expected to be less than the amortized cost basis	3,481	38	3,443	3,454

Aggregate total	$159,353	$17,321	$142,032	$130,673

	Amortized Cost Before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year ended December 31, 2015
1st quarter present value of cash flows expected to be less than the amortized cost basis	$118,794	$2,778	$116,016	$101,780
2nd quarter present value of cash flows expected to be less than the amortized cost basis	90,459	4,180	86,279	75,094
3rd quarter present value of cash flows expected to be less than the amortized cost basis	50,862	2,928	47,934	40,960
4th quarter present value of cash flows expected to be less than the amortized cost basis	17,193	542	16,651	9,769

Aggregate total	$277,308	$10,428	$266,880	$227,603

51

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Amortized Cost Before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year ended December 31, 2014
1st quarter present value of cash flows expected to be less than the amortized cost basis	$91,982	$3,445	$88,537	$55,150
2nd quarter present value of cash flows expected to be less than the amortized cost basis	268,462	4,854	263,608	212,608
3rd quarter present value of cash flows expected to be less than the amortized cost basis	459,548	46,113	413,435	325,095
4th quarter present value of cash flows expected to be less than the amortized cost basis	95,282	4,776	90,506	83,684

Aggregate total	$915,274	$59,188	$856,086	$676,537

The following loan-backed and structured securities were held at December 31, 2016, for which an OTTI was recognized during the current reporting period:

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Quarter in which Impairment Occurred
07402PAJ2	$17,443	$17,230	$213	$17,230	$16,972	1Q 2016
24763LDE7	535	461	74	461	465	1Q 2016
35729PPC8	347	210	137	210	178	1Q 2016
70557RAB6	13,595	12,123	1,472	12,123	6,989	1Q 2016
759676AJ8	3,749	3,651	98	3,651	3,391	1Q 2016
75970JAJ5	2,821	2,693	128	2,693	2,485	1Q 2016
75970QAH3	3,712	3,550	161	3,551	3,306	1Q 2016
75971EAF3	3,612	3,446	167	3,445	3,006	1Q 2016
759950GY8	4,619	4,530	89	4,530	4,129	1Q 2016
83611MMM7	2,113	2,031	82	2,031	1,675	1Q 2016
75970QAD2	3,423	3,399	24	3,399	3,096	1Q 2016
150324AC5	34,700	29,495	5,205	29,495	29,495	1Q 2016
61751NAM4	2,713	611	2,101	612	600	2Q 2016
36298JAA1	4,674	4,293	381	4,293	3,987	2Q 2016
14984WAA8	2,325	2,153	172	2,153	1,872	3Q 2016
70557RAB6	9,322	7,795	1,527	7,795	5,222	3Q 2016
759950GA0	3,646	3,618	28	3,618	3,596	3Q 2016
126380AB0	12,381	12,212	169	12,212	12,333	3Q 2016
150324AC5	27,182	24,290	2,892	24,290	24,290	3Q 2016
52108HYQ1	2,960	798	2,163	797	132	3Q 2016
759676AJ8	3,481	3,443	38	3,443	3,454	4Q 2016

			$17,321

52

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The unrealized losses of loan-backed and structured securities where fair value is less than cost or amortized cost for which an OTTI has not been recognized in earnings as of December 31, 2016 and 2015 is as follows:

	Losses 12 Months or More	Losses Less Than 12 Months
Year ended December 31, 2016
The aggregate amount of unrealized losses	$74,418	$86,409
The aggregate related fair value of securities with unrealized losses	673,363	2,548,835

	Losses 12 Months or More	Losses Less Than 12 Months
Year ended December 31, 2015
The aggregate amount of unrealized losses	$158,836	$24,176
The aggregate related fair value of securities with unrealized losses	939,458	1,566,481

Detail of net investment income is presented below:

	Year Ended December 31
	2016	2015	2014
Income:
Bonds	$1,790,692	$1,727,340	$1,791,926
Preferred stocks	6,141	6,639	8,542
Common stocks	13,474	3,836	29,486
Mortgage loans on real estate	284,532	314,903	350,497
Real estate	22,698	20,264	18,039
Policy loans	41,872	44,072	46,233
Cash, cash equivalents and short-term investments	15,064	6,597	3,115
Derivatives	221,031	256,287	183,316
Other invested assets	171,225	47,823	26,216
Other	26,591	33,364	17,290

Gross investment income	2,593,320	2,461,125	2,474,660
Less investment expenses	139,501	134,003	115,006

Net investment income	$2,453,819	$2,327,122	$2,359,654

53

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Proceeds from sales and other disposals (excluding maturities) of bonds and preferred stock and related gross realized capital gains and losses were as follows:

	Year Ended December 31
	2016	2015	2014
Proceeds	$10,076,310	$12,197,993	$7,606,211

Gross realized gains	$155,810	$180,050	$403,590
Gross realized losses	(117,345)	(158,916)	(83,674)

Net realized capital gains	$38,465	$21,134	$319,916

The Company had gross realized losses, which relate to losses recognized on other-than-temporary declines in the fair value of bonds and preferred stocks, for the years ended December 31, 2016, 2015 and 2014 of $40,319, $13,947 and $80,230, respectively.

Net realized capital gains (losses) on investments are summarized below:

	Realized Year Ended December 31
	2016	2015	2014
Bonds	$(48,223)	$(6,233)	$241,065
Preferred stocks	933	10,119	(801)
Common stocks	885	(1,640)	302
Mortgage loans on real estate	145	(16,141)	(5,749)
Real estate	(3,377)	(3,356)	12,395
Cash, cash equivalents and short-term investments	133	2	6
Derivatives	(185,514)	(455,642)	255,580
Other invested assets	(148,597)	140,574	234,758
Other	4,829	—	8

	(378,786)	(332,317)	737,564
Federal income tax effect	(5,234)	(51,585)	(120,545)
Transfer from (to) interest maintenance reserve	75,312	39,581	(327,736)

Net realized capital (losses) gains on investments	$(308,708)	$(344,321)	$289,283

At December 31, 2016 and 2015, the Company had no investments in restructured securities.

54

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The changes in net unrealized capital gains and losses on investments, including the changes in net unrealized foreign capital gains and losses were as follows:

	Change in Unrealized
	Year Ended December 31
	2016	2015	2014
Bonds	$87,348	$(34,438)	$37,229
Preferred stocks	(102)	15	(15)
Common stocks	95	(1,898)	(33,879)
Affiliated entities	412,879	141,897	139,410
Mortgage loans on real estate	149	6,123	(6,676)
Cash, cash equivalents and short-term investments	(131)	—	—
Derivatives	(858,670)	41,311	785,644
Other invested assets	475,672	(82,489)	(10,680)

Change in unrealized capital gains/losses, before taxes	117,240	70,521	911,033
Taxes on unrealized capital gains/losses	(202,078)	10,105	(19,971)

Change in unrealized capital gains/losses, net of tax	$(84,838)	$80,626	$891,062

The credit qualities of mortgage loans by type of property for the year ended December 31, 2016 were as follows:

	Farm	Commercial	Mezzanine	Total
AAA - AA	$—	$3,418,276	$—	$3,418,276
A	68,833	1,832,506	—	1,901,339
BBB	—	255,494	—	255,494
BB	—	58,846	—	58,846
B	9,024	—	—	9,024

	$77,857	$5,565,122	$—	$5,642,979

The credit quality for commercial and farm mortgage loans was determined based on an internal credit rating model which assigns a letter rating to each mortgage loan in the portfolio as an indicator of the credit quality of the mortgage loan. The internal credit rating model was designed based on rating agency methodology, then modified for credit risk associated with the Company’s mortgage lending process, taking into account such factors as projected future cash flows, net operating income, and collateral value. The model produces a credit rating score and an associated letter rating which is intended to align with S&P ratings as closely as possible. Information supporting the credit risk rating process is updated at least annually.

During 2016, the Company issued mortgage loans with a maximum interest rate of 8.71% and a minimum interest rate of 3.00% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated or acquired during the year ending December 31, 2016 at the time of origination was 91%. During 2015, the Company issued mortgage loans with a maximum interest rate of 4.59% and a minimum interest rate of 3.50% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated or acquired during the year ending December 31, 2015 at the time of origination was 75%. During 2014, the Company issued mortgage loans with a maximum interest rate of 7.00% and a minimum interest rate of 3.55% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated or acquired during the year ending December 31, 2014 at the time of origination was 79%.

55

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

During 2016, the Company did not reduce the interest rate on any outstanding mortgage loans. During 2015, the Company reduced the interest rate by 1.6% on two outstanding mortgage loan with statement value of $24,214. During 2014, the Company reduced the interest rate by 2.0% on one outstanding mortgage loan with statement value of $2,163.

The following tables provide the age analysis of mortgage loans aggregated by type:

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
December 31, 2016
Recorded Investment (All)
(a) Current	$77,857	$—	$—	$—	$5,565,122	$—	$5,642,979
(b) 30-59 Days Past Due	—	—	—	—	—	—	—
(c) 60-89 Days Past Due	—	—	—	—	—	—	—
(d) 90-179 Days Past Due	—	—	—	—	—	—	—
(e) 180+ Days Past Due	—	—	—	—	—	—	—

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
December 31, 2015
Recorded Investment (All)
(a) Current	$64,068	$—	$—	$—	$5,220,578	$73,729	$5,358,375
(b) 30-59 Days Past Due	—	—	—	—	—	—	—
(c) 60-89 Days Past Due	—	—	—	—	—	—	—
(d) 90-179 Days Past Due	—	—	—	—	—	—	—
(e) 180+ Days Past Due	—	—	—	—	6,293	—	6,293

At December 31, 2016, no mortgage loans were non-income producing, and at December 31, 2015, two mortgage loans with a carrying value of $6,293 were non-income producing for the previous 180 days. There was no accrued interest related to these mortgage loans at December 31, 2016 or 2015. The Company has a mortgage or deed of trust on the property thereby creating a lien which gives it the right to take possession of the property (among other things) if the borrower fails to perform according to the terms of the loan documents. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property. At December 31, 2016 and 2015 there were no taxes, assessments and other amounts advanced and not included in the mortgage loan total.

At December 31, 2016 and 2015, respectively, the Company held $6,077 and $6,347 in impaired loans with related allowance for credit losses of $1,421 and $1,570. There were no impaired mortgage loans held without an allowance for credit losses as of December 31, 2016 and 2015, respectively. The average recorded investment in impaired loans during 2016 and 2015 was $9,820 and $30,884, respectively.

56

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following table provides a reconciliation of the beginning and ending balances for the allowance for credit losses on mortgage loans:

	Year Ended December 31
	2016	2015	2014
Balance at beginning of period	$1,569	$7,693	$1,017
Additions, net charged to operations	174	7,225	11,962
Recoveries in amounts previously charged off	(322)	(13,349)	(5,286)

Balance at end of period	$1,421	$1,569	$7,693

The following table provides the aggregate amount of mortgage loans derecognized as a result of foreclosure and the collateral recognized:

	Year Ended December 31
	2016	2015
Aggregate amount of mortgage loans derecognized	$10,522	$25,693
Real estate collateral recognized	10,543	25,693
Other collateral recognized	—	—
Receivables recognized from a government guarantee of the foreclosed mortgage loan	—	—

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis. For the years ended December 31, 2016, 2015 and 2014, respectively, the Company recognized $677, $92 and $1,924 of interest income on impaired loans. Interest income of $786, $289 and $1,759, respectively, was recognized on a cash basis for the years ended December 31, 2016, 2015 and 2014.

The fair value of property is determined based on an appraisal from a third-party appraiser, along with information obtained from discussions with internal asset managers and a listing broker regarding recent comparable sales data and other relevant property information. Impairment losses of $7,500, $3,356 and $112 were taken on real estate in 2016, 2015 and 2014, respectively, to write the book value down to the current fair value and were reflected as realized losses in the statements of operations. The Company disposed of one property during 2016, none in 2015, and multiple properties during 2014 resulting in a realized gains of $4,123, $0, and $2,446, respectively.

At December 31, 2016 and 2015, the Company held a mortgage loan loss reserve in the AVR of $53,388 and $54,414, respectively.

57

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company’s mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution

	December 31
	2016	2015
Pacific	25%	27%
South Atlantic	21	20
Middle Atlantic	18	17
Mountain	9	11
W. North Central	8	7
E. North Central	7	7
W. South Central	7	7
E. South Central	4	3
New England	1	1

Property Type Distribution

	December 31
	2016	2015
Apartment	38%	33%
Retail	24	26
Office	21	22
Industrial	11	12
Other	3	4
Medical	2	2
Agricultural	1	1

At December 31, 2016, 2015 and 2014, the Company had mortgage loans with a total net admitted asset value of $81,895, $86,311 and $88,002, respectively, which had been restructured in accordance with SSAP No. 36, Troubled Debt Restructuring. There were no realized losses during the years ended December 31, 2016, 2015 and 2014 related to such restructurings. At December 31, 2016 and 2015 there was one commitment for $3,000 to lend additional funds to debtors owing receivables

During 2016, the Company recorded impairments of $4,971 for its investment in Prudential Capital Partners II, L.P.; $4,537 for its investment in Falcon Mezzanine Partners II, L.P.; $2,298 for its investment in VSS Communications Partners IV, L.P.; $7,560 for its investment in WLR Recovery Fund III, L.P.; $2,819 for its investment in Carlyle Partners IV, L.P.; $10,478 for its investment in Apollo Investment Fund VI, L.P.; $4,216 for its investment in Vintage III L.P.; $3,003 for its investment in Metalmark Capital Partners L.P.; $2,411 for its investment in PineBridge PEP IV Co-Investment, L.P; $12,610 for its investment in Invenergy Wind LLC. The impairments were taken because the decline in fair value of the funds were deemed to be other than temporary and a recovery in value from the remaining underlying investments in the funds were not anticipated. These write-downs are included in net realized capital gains (losses) within the statement of operations.

During 2015, the Company recorded impairments of $6,269 for its investment in PineBridge Global Emerging Markets Partners, LLC. The impairments were taken because the decline in fair value of the funds was deemed to be other-than-temporary and a recovery in value from the remaining underlying investments in the funds was not anticipated. These write-downs are included in net realized capital gains (losses) within the statement of operations.

During 2014, the Company did not recognize any impairment write down for its investments in joint ventures, partnerships and limited liability companies.

58

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2016, the Company had ownership interests in fifty-two LIHTC investments. The remaining years of unexpired tax credits ranged from one to twelve, and the properties were not subject to regulatory review. The length of time remaining for holding periods ranged from one to seventeen years. The amount of contingent equity commitments expected to be paid during the years 2017 to 2029 is $48,742. LIHTC tax credits recognized during 2016 was $6,423. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

At December 31, 2015, the Company had ownership interests in forty-six LIHTC investments. The remaining years of unexpired tax credits ranged from one to eleven, and the properties were not subject to regulatory review. The length of time remaining for holding periods ranged from one to sixteen years. The amount of contingent equity commitments expected to be paid during the years 2016 to 2029 is $8,611. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

The following tables provide the carrying value of transferable state tax credits gross of any related tax liabilities and total unused transferable tax credits by state and in total as of December 31, 2016 and 2015:

		December 31, 2016
Description of State Transferable and Non-transferable Tax Credits	State	Carrying Value	Unused Amount*
Low-Income Housing Tax Credits	MA	$1,332	$9,000
Economic Redevelopment and Growth Tax Credits	NJ	4,669	15,497

Total		$6,001	$24,497

		December 31, 2015
Description of State Transferable and Non-transferable Tax Credits	State	Carrying Value	Unused Amount
Low-Income Housing Tax Credits	MA	$1,332	$9,000
Economic Redevelopment and Growth Tax Credits	NJ	936	16,847

Total		$2,268	$25,847

*	The unused amount reflects credits that the Company deems will be realizable in the period from 2017 to 2025.

The Company did not have any non-transferable state tax credits.

The Company estimated the utilization of the remaining state transferable tax credits by projecting a future tax liability based on projected premium, tax rates and tax credits, and comparing the projected future tax liability to the availability of remaining state transferable tax credits. The Company had no impairment losses related to state transferable tax credits.

59

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets (cash or securities) on the Company’s behalf in an amount equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty. If the net fair value of all contracts with this counterparty is negative, then the Company is required to post similar assets (cash or securities). Fair value of derivative contracts, aggregated at a counterparty level at December 31, was as follows:

	2016	2015
Fair value—positive	$1,803,598	$2,329,060
Fair value—negative	(1,497,706)	(897,891)

At December 31, 2016 and 2015, the Company has recorded $(591,186) and $272,952, respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting, which is recorded directly to unassigned surplus as an unrealized gain (loss). The Company did not recognize any unrealized gains or losses during 2016, 2015 and 2014 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

The maximum term over which the Company is hedging its exposure to the variability of future cash flows is approximately 27 years for forecasted hedge transactions. At December 31, 2016 and 2015, none of the Company’s cash flow hedges have been discontinued as it was probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship. As of December 31, 2016 and 2015, the Company has accumulated deferred gains in the amount of $30,231 and $48,182, respectively, related to the termination of swaps that were hedging forecasted transactions. It is expected that these gains will be used as basis adjustments on future asset purchases expected to transpire throughout 2026.

Summary of realized gain/(losses) by derivative type for year-end December 31, is as follows:

	2016	2015	2014
Options:
Calls	$1,524	$7,014	$—
Puts	10,700	25,396	—

Total options	$12,224	$32,410	$—

Swaps:
Interest rate	$642,433	$(187,530)	$377,414
Credit	3,046	(278)	(472)
Foreign exchange	(2,959)	—	—
Total return	(510,883)	(324,480)	(363,166)

Total swaps	$131,637	$(512,288)	$13,776

Futures—net positions	(337,977)	20,012	241,804
Argentina warrants	—	4,225	—
Lehman settlements	1,241	1,590	—

Total realized gains/(losses)	$(192,875)	$(454,051)	$255,580

60

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Fair value of replicated assets and credit default swaps (as underlying), as of December 31, is as follows:

	Year Ended December 31
	2016	2015	2014
Replicated assets	$4,576,931	$4,726,248	$4,158,940
Credit default	(32,317)	(95,069)	(85,230)

Capital gain/(losses) related to credit swap transactions (which are primarily replication transactions), as of December 31, is as follows:

	Year Ended December 31
	2016	2015	2014
Capital gains/(losses)	$3,046	$(278)	$(472)

As stated in Note 1, the Company replicates investment grade corporate bonds by writing credit default swaps. As a writer of credit swaps, the Company actively monitors the underlying asset, being careful to note any events (default or similar credit event) that would require the Company to perform on the credit swap. If such events would take place, the Company has recourse provisions from the proceeds of the bankruptcy settlement of the underlying entity or by the sale of the underlying bond.

61

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

As of December 31, 2016, credit default swaps, used in replicating corporate bonds are as follows:

Deal, Receive (Pay), Underlying	Maturity Date	Maximum Future Payout (Estimate)	Current Fair Value
43289,SWAP, USD 1 / (USD 0), :US731011AN26	3/20/2017	$10,000	16
43290,SWAP, USD 1 / (USD 0), :US46513E5Y48	3/20/2017	10,000	18
43291,SWAP, USD 1 / (USD 0), :US731011AN26	3/20/2017	10,000	16
43292,SWAP, USD 1 / (USD 0), :XS0203685788	3/20/2017	15,000	23
43293,SWAP, USD 1 / (USD 0), :XS0113419690	3/20/2017	10,000	19
43294,SWAP, USD 1 / (USD 0), :US50064FAD69	3/20/2017	10,000	19
43295,SWAP, USD 1 / (USD 0), :XS0203685788	3/20/2017	10,000	15
43296,SWAP, USD 1 / (USD 0), :USY6826RAA06	3/20/2017	10,000	14
43297,SWAP, USD 1 / (USD 0), :US168863AS74	3/20/2017	15,000	24
43298,SWAP, USD 1 / (USD 0), :US731011AN26	3/20/2017	15,000	23
43300,SWAP, USD 1 / (USD 0), :XS0113419690	3/20/2017	15,000	28
43309,SWAP, USD 1 / (USD 0), :XS0203685788	3/20/2017	15,000	23
51402,SWAP, USD 1 / (USD 0), :US168863AS74	3/20/2017	10,000	16
43313,SWAP, USD 1 / (USD 0), :JP1200551248	3/20/2017	15,000	31
43314,SWAP, USD 1 / (USD 0), :XS0203685788	3/20/2017	10,000	15
43315,SWAP, USD 1 / (USD 0), :XS0113419690	3/20/2017	15,000	28
43317,SWAP, USD 1 / (USD 0), :US50064FAD69	3/20/2017	10,000	19
51282,SWAP, USD 1 / (USD 0), :US168863AS74	3/20/2017	10,000	16
43320,SWAP, USD 1 / (USD 0), :USY6826RAA06	3/20/2017	5,000	7
43325,SWAP, USD 1 / (USD 0), :US50064FAD69	3/20/2017	10,000	19
43326,SWAP, USD 1 / (USD 0), :XS0203685788	3/20/2017	10,000	15
43333,SWAP, USD 1 / (USD 0), :USY6826RAA06	3/20/2017	10,000	14
51283,SWAP, USD 1 / (USD 0), :US475070AD04	6/20/2017	25,000	100
51403,SWAP, USD 1 / (USD 0), :US026874AZ07	6/20/2017	25,000	104
51404,SWAP, USD 1 / (USD 0), :US026874AZ07	6/20/2017	25,000	104
47290,SWAP, USD 1 / (USD 0), :US141781AC86	6/20/2017	10,000	42
47291,SWAP, USD 1 / (USD 0), :US141781AC86	6/20/2017	5,000	21
47292,SWAP, USD 1 / (USD 0), :US42217KAL08	6/20/2017	10,000	39
43366,SWAP, USD 1 / (USD 0), :CDX-NAIGS18V1-5Y	6/20/2017	20,000	87
43368,SWAP, USD 1 / (USD 0), :CDX-NAIGS18V1-5Y	6/20/2017	20,000	87
57600,SWAP, USD 1 / (USD 0), :CDX-NAIGS18V1-5Y	6/20/2017	26,000	113
51284,SWAP, USD 1 / (USD 0), :CDX-NAIGS18V1-5Y	6/20/2017	20,000	87
47293,SWAP, USD 1 / (USD 0), :CDX-NAIGS18V1-5Y	6/20/2017	25,000	109
43383,SWAP, USD 1 / (USD 0), :XS0203685788	6/20/2017	10,000	34
43384,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2017	10,000	34
43387,SWAP, USD 1 / (USD 0), :US731011AN26	6/20/2017	8,000	28
43602,SWAP, USD 1 / (USD 0), :US836205AJ33	9/20/2017	10,600	57
43604,SWAP, USD 1 / (USD 0), :US88322LAA70	9/20/2017	5,100	30
51211,SWAP, USD 1 / (USD 0), :US715638AP79	9/20/2017	9,000	47
43626,SWAP, USD 1 / (USD 0), :US455780AQ93	9/20/2017	9,500	39
45879,SWAP, USD 1 / (USD 0), :US731011AN26	12/20/2017	15,000	103

62

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

46819,SWAP, USD 1 / (USD 0), :US455780AU06	12/20/2017	5,000	27
58913,SWAP, USD 1 / (USD 0), :US715638AP79	12/20/2017	10,000	67
46831,SWAP, USD 1 / (USD 0), :US88322LAA70	12/20/2017	10,000	77
46845,SWAP, USD 1 / (USD 0), :US46513E5Y48	12/20/2017	10,000	79
46951,SWAP, USD 1 / (USD 0), :US534187AX79	12/20/2017	10,000	82
46958,SWAP, USD 1 / (USD 0), :US416515AV66	12/20/2017	10,000	84
47855,SWAP, USD 1 / (USD 0), :US084664BN03	12/20/2017	10,000	77
47856,SWAP, USD 1 / (USD 0), :US416515AV66	12/20/2017	20,000	167
47859,SWAP, USD 1 / (USD 0), :US101137AG20	12/20/2017	20,000	179
47866,SWAP, USD 5 / (USD 0), :US345370BX76	12/20/2017	20,000	924
47867,SWAP, USD 1 / (USD 0), :US94973VAM90	12/20/2017	20,000	171
48247,SWAP, USD 1 / (USD 0), :US59156RAX61	12/20/2017	20,000	159
51440,SWAP, USD 1 / (USD 0), :CDX-NAIGS19V1-5Y	12/20/2017	20,000	173
51405,SWAP, USD 1 / (USD 0), :CDX-NAIGS19V1-5Y	12/20/2017	25,000	216
48458,SWAP, USD 5 / (USD 0), :US345370BX76	12/20/2017	25,000	1,155
48774,SWAP, USD 1 / (USD 0), :CDX-NAIGS19V1-5Y	12/20/2017	12,500	108
51287,SWAP, USD 1 / (USD 0), :US101137AG20	12/20/2017	25,000	224
51406,SWAP, USD 1 / (USD 0), :US94973VAM90	12/20/2017	25,000	214
51407,SWAP, USD 1 / (USD 0), :US084664BN03	12/20/2017	20,000	153
51288,SWAP, USD 5 / (USD 0), :US345370BX76	12/20/2017	10,000	462
50040,SWAP, USD 1 / (USD 0), :US29250RAC07	12/20/2017	10,000	35
53125,SWAP, USD 1 / (USD 0), :US29250RAC07	3/20/2018	10,000	35
52960,SWAP, USD 1 / (USD 0), :US96950HAD26	3/20/2018	10,000	64
53667,SWAP, USD 1 / (USD 0), :US59156RAX61	3/20/2018	20,000	195
53716,SWAP, USD 1 / (USD 0), :US55616XAA54	3/20/2018	20,000	185
53805,SWAP, USD 1 / (USD 0), :US55616XAA54	3/20/2018	10,000	93
54724,SWAP, USD 1 / (USD 0), :US836205AJ33	3/20/2018	10,000	78
55126,SWAP, USD 1 / (USD 0), :XS0292653994	3/20/2018	7,100	77
55142,SWAP, USD 1 / (USD 0), :US46513E5Y48	3/20/2018	3,000	29
55297,SWAP, USD 1 / (USD 0), :US836205AJ33	3/20/2018	10,000	78
57866,SWAP, USD 1 / (USD 0), :US74432QAY17	6/20/2018	10,000	118
60222,SWAP, USD 1 / (USD 0), :US026874AZ07	6/20/2018	10,000	118
64235,SWAP, USD 1 / (USD 0), :US925524AU41	9/20/2020	10,000	214
64236,SWAP, USD 1 / (USD 0), :US984121BW26	9/20/2020	20,000	68
64238,SWAP, USD 1 / (USD 0), :US55616XAA54	9/20/2020	10,000	(32)
64593,SWAP, USD 1 / (USD 0), :US416515AV66	9/20/2020	20,000	376
65753,SWAP, USD 1 / (USD 0), :US984121BW26	9/20/2020	20,000	68
65755,SWAP, USD 1 / (USD 0), :US428236AM52	9/20/2020	15,000	183
94986,SWAP, USD 5 / (USD 0), :US629377BG69	12/20/2017	4,000	174
94987,SWAP, USD 5 / (USD 0), :US85375CAW10	12/20/2017	4,000	183
94988,SWAP, USD 5 / (USD 0), :US459745GF62	12/20/2017	4,000	181
94990,SWAP, USD 5 / (USD 0), :US428040CD99	12/20/2017	4,000	159
94992,SWAP, USD 5 / (USD 0), :US911365AX24	12/20/2017	3,500	163
93528,SWAP, USD 1 / (USD 0), :US260543BJ10	12/20/2020	9,500	153
76131,SWAP, USD 1 / (USD 0), :US455780AU06	3/20/2019	5,000	33
76147,SWAP, USD 1 / (USD 0), :US718286AP29	3/20/2019	5,000	59
76203,SWAP, USD 1 / (USD 0), :US455780AU06	3/20/2019	5,000	33
76204,SWAP, USD 1 / (USD 0), :US718286AP29	3/20/2019	5,000	59
76205,SWAP, USD 1 / (USD 0), :USY6826RAA06	3/20/2019	5,000	43

63

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

76206,SWAP, USD 1 / (USD 0), :US836205AN45	3/20/2019	5,000	22
76207,SWAP, USD 1 / (USD 0), :XS0292653994	3/20/2019	5,000	81
78319,SWAP, USD 5 / (USD 0), :US459745GF62	6/20/2019	10,000	1,038
78318,SWAP, USD 5 / (USD 0), :US125581GL68	6/20/2019	10,000	1,043
78182,SWAP, USD 5 / (USD 0), :US125581GL68	6/20/2019	5,000	521
78184,SWAP, USD 5 / (USD 0), :US125581GL68	6/20/2019	10,000	1,043
78303,SWAP, USD 5 / (USD 0), :DE000A0TKUU3	6/20/2019	10,000	1,130
78347,SWAP, USD 1 / (USD 0), :US23331ABF57	6/20/2019	22,000	292
80205,SWAP, USD 5 / (USD 0), :XS0356705219	6/20/2019	20,000	1,694
93896,SWAP, USD 1 / (USD 0), :US105756AL40	12/20/2019	10,000	(149)
102612,SWAP, USD 1 / (USD 0), :US00163MAB00	3/20/2020	15,000	179
109652,SWAP, USD 1 / (USD 0), :US40414LAA70	3/20/2020	15,000	(8)
102633,SWAP, USD 1 / (USD 0), :US635405AQ61	3/20/2020	10,000	214
120684,SWAP, USD 1 / (USD 0), :US91086QAW87	3/20/2020	10,000	0
102864,SWAP, USD 1 / (USD 0), :US465410AH18	3/20/2020	15,000	(127)
102758,SWAP, USD 1 / (USD 0), :US042735AL41	3/20/2020	15,000	321
103144,SWAP, USD 1 / (USD 0), :US68268NAF06	3/20/2020	7,000	(24)
103050,SWAP, USD 5 / (USD 0), :US37045VAC46	3/20/2020	20,000	2,522
103278,SWAP, USD 1 / (USD 0), :ES0413900384	3/20/2020	50,000	217
103292,SWAP, USD 1 / (USD 0), :US902494AT07	3/20/2020	30,000	589
103592,SWAP, USD 1 / (USD 0), :US055450AG50	3/20/2020	10,000	107
103617,SWAP, USD 1 / (USD 0), :US055450AG50	3/20/2020	20,000	215
109186,SWAP, USD 1 / (USD 0), :US900123AL40	6/20/2020	4,000	(133)
109189,SWAP, USD 1 / (USD 0), :US900123AL40	6/20/2020	6,500	(217)
109217,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	4,000	(14)
109218,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	3,500	(12)
109220,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	4,000	(14)
109221,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	3,500	(12)
109224,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	4,000	(14)
109225,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	3,500	(12)
109356,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	4,000	43
109358,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	3,500	37
109542,SWAP, USD 1 / (USD 0), :US698299AD63	6/20/2020	4,200	17
109543,SWAP, USD 1 / (USD 0), :US698299AD63	6/20/2020	3,400	14
109551,SWAP, USD 1 / (USD 0), :US698299AD63	6/20/2020	2,100	9
109552,SWAP, USD 1 / (USD 0), :US698299AD63	6/20/2020	1,700	7
109548,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	2,000	21
109549,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	1,750	19
109644,SWAP, USD 1 / (USD 0), :US465410AH18	6/20/2020	3,670	(40)
109646,SWAP, USD 1 / (USD 0), :US465410AH18	6/20/2020	3,670	(40)
109686,SWAP, USD 1 / (USD 0), :US465410AH18	6/20/2020	3,660	(40)

64

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

110508,SWAP, USD 1 / (USD 0), :US698299AD63	6/20/2020	2,100	9
110509,SWAP, USD 1 / (USD 0), :US698299AD63	6/20/2020	1,700	7
110618,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	2,000	21
110619,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	1,750	19
111119,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	2,000	21
111120,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	1,750	19
111123,SWAP, USD 1 / (USD 0), :US698299AD63	6/20/2020	2,100	9
111124,SWAP, USD 1 / (USD 0), :US698299AD63	6/20/2020	1,700	7
110852,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	2,000	21
110853,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	1,750	19
111717,SWAP, USD 1 / (USD 0), :US900123AL40	6/20/2020	6,000	(200)
111727,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	3,000	(10)
111730,SWAP, USD 1 / (USD 0), :US900123AL40	6/20/2020	3,000	(100)
111733,SWAP, USD 1 / (USD 0), :US836205AN45	6/20/2020	3,000	(45)
111736,SWAP, USD 1 / (USD 0), :US105756BV13	6/20/2020	3,000	(79)
111742,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	3,000	(10)
111828,SWAP, USD 1 / (USD 0), :US715638AP79	6/20/2020	3,000	32
111840,SWAP, USD 1 / (USD 0), :US91086QAW87	6/20/2020	3,000	(8)
111843,SWAP, USD 1 / (USD 0), :US195325BB02	6/20/2020	3,000	(10)
111896,SWAP, USD 1 / (USD 0), :US900123AL40	6/20/2020	3,000	(100)
112136,SWAP, USD 1 / (USD 0), :US698299AD63	9/20/2020	6,000	13
112139,SWAP, USD 1 / (USD 0), :US105756BV13	6/20/2020	3,000	(79)
112151,SWAP, USD 1 / (USD 0), :US900123AL40	6/20/2020	3,000	(100)
112226,SWAP, USD 1 / (USD 0), :USY6826RAA06	9/20/2020	6,000	(5)
112229,SWAP, USD 1 / (USD 0), :US698299AD63	9/20/2020	4,400	9
112250,SWAP, USD 5 / (USD 0), :US345370BX76	9/20/2020	12,500	1,775
112251,SWAP, USD 5 / (USD 0), :US345370BX76	9/20/2020	12,500	1,775
112252,SWAP, USD 5 / (USD 0), :US37045VAD29	9/20/2020	12,500	1,715
112255,SWAP, USD 5 / (USD 0), :US37045VAD29	9/20/2020	12,500	1,715
112257,SWAP, USD 1 / (USD 0), :US42217KAT34	9/20/2020	7,500	38
112258,SWAP, USD 1 / (USD 0), :US42217KAT34	9/20/2020	7,500	38
112259,SWAP, USD 1 / (USD 0), :US00163MAB00	9/20/2020	7,500	65
112260,SWAP, USD 1 / (USD 0), :US00163MAB00	9/20/2020	7,500	65
112302,SWAP, USD 1 / (USD 0), :US455780AU06	9/20/2020	3,000	(16)
112326,SWAP, USD 1 / (USD 0), :US91086QAW87	9/20/2020	3,000	(16)
112358,SWAP, USD 1 / (USD 0), :US465410AH18	6/20/2020	3,000	(33)
112429,SWAP, USD 1 / (USD 0), :US698299AD63	9/20/2020	3,000	6
113045,SWAP, USD 1 / (USD 0), :XS0254035768	9/20/2020	20,000	3
113265,SWAP, USD 1 / (USD 0), :DE000DB5DCW6	9/20/2020	25,000	(1,840)
113396,SWAP, USD 1 / (USD 0), :US88322KAC53	9/20/2020	3,000	47
113435,SWAP, USD 1 / (USD 0), :US455780AU06	9/20/2020	3,000	(16)
115815,SWAP, USD 1 / (USD 0), :US260543BJ10	9/20/2020	15,000	254
115827,SWAP, USD 1 / (USD 0), :US42217KAT34	9/20/2020	5,000	26
116038,SWAP, USD 1 / (USD 0), :ES0413900384	9/20/2020	13,335	14
116754,SWAP, USD 1 / (USD 0), :US195325BB02	9/20/2020	10,000	(65)
116755,SWAP, USD 1 / (USD 0), :US715638AP79	9/20/2020	10,000	94
116933,SWAP, USD 1 / (USD 0), :US698299AD63	9/20/2020	5,700	12

65

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

119228,SWAP, USD 1 / (USD 0), :US712219AG90	9/20/2020	15,000	68
119231,SWAP, USD 1 / (USD 0), :US168863AV04	9/20/2020	10,000	136
119422,SWAP, USD 1 / (USD 0), :US698299AD63	9/20/2020	10,000	21
119572,SWAP, USD 1 / (USD 0), :US168863AV04	9/20/2020	5,000	68
119599,SWAP, USD 1 / (USD 0), :US91086QAW87	9/20/2020	5,000	(26)
119956,SWAP, USD 1 / (USD 0), :US712219AG90	9/20/2020	5,000	23
120467,SWAP, USD 1 / (USD 0), :US445545AD87	12/20/2020	5,000	(2)
120468,SWAP, USD 1 / (USD 0), :US445545AD87	12/20/2020	10,000	(4)
120565,SWAP, USD 1 / (USD 0), :US718286AP29	12/20/2020	10,000	74
120745,SWAP, USD 1 / (USD 0), :US718286AP29	12/20/2020	5,000	37
120673,SWAP, USD 1 / (USD 0), :US445545AD87	12/20/2020	5,000	(2)
120951,SWAP, USD 1 / (USD 0), :CDX-NAIGS25V1-5Y	12/20/2020	50,000	809
120962,SWAP, USD 1 / (USD 0), :US534187AX79	12/20/2020	20,000	163
121009,SWAP, USD 1 / (USD 0), :US59156RAX61	12/20/2020	30,000	377
121131,SWAP, USD 1 / (USD 0), :CDX-NAIGS25V1-5Y	12/20/2020	50,000	809
127386,SWAP, USD 1 / (USD 0), :US149123BZ39	12/20/2020	5,000	109
127387,SWAP, USD 1 / (USD 0), :US149123BZ39	12/20/2020	5,000	109
127388,SWAP, USD 1 / (USD 0), :US149123BZ39	12/20/2020	10,000	218
127390,SWAP, USD 1 / (USD 0), :US460146CE11	12/20/2020	5,000	109
127391,SWAP, USD 1 / (USD 0), :US460146CE11	12/20/2020	5,000	109
127392,SWAP, USD 1 / (USD 0), :US460146CE11	12/20/2020	10,000	218
127394,SWAP, USD 1 / (USD 0), :US244199BC83	12/20/2020	5,000	126
127395,SWAP, USD 1 / (USD 0), :US244199BC83	12/20/2020	5,000	126
127396,SWAP, USD 1 / (USD 0), :US244199BC83	12/20/2020	10,000	251
127428,SWAP, USD 5 / (USD 0), :US37045VAD29	12/20/2020	12,500	1,782
127470,SWAP, USD 1 / (USD 0), :US037411AN57	12/20/2020	5,000	46
127472,SWAP, USD 1 / (USD 0), :US037411AN57	12/20/2020	10,000	92
127473,SWAP, USD 1 / (USD 0), :US29379VAS25	12/20/2020	15,000	(25)
127474,SWAP, USD 1 / (USD 0), :US29379VAS25	12/20/2020	5,000	(8)
127475,SWAP, USD 1 / (USD 0), :US29379VAS25	12/20/2020	5,000	(8)
127594,SWAP, USD 1 / (USD 0), :US670346AG05	12/20/2020	10,000	156
127595,SWAP, USD 1 / (USD 0), :US670346AG05	12/20/2020	5,000	78
127654,SWAP, USD 1 / (USD 0), :US29379VAS25	12/20/2020	10,000	(17)
127656,SWAP, USD 1 / (USD 0), :US29379VAS25	12/20/2020	5,000	(8)
128212,SWAP, USD 1 / (USD 0), :US037411AN57	12/20/2020	10,000	92
128213,SWAP, USD 1 / (USD 0), :US037411AN57	12/20/2020	10,000	92
128214,SWAP, USD 1 / (USD 0), :US037411AN57	12/20/2020	5,000	46
128216,SWAP, USD 1 / (USD 0), :US032511BF31	12/20/2020	10,000	(12)
128217,SWAP, USD 1 / (USD 0), :US032511BF31	12/20/2020	10,000	(12)
128218,SWAP, USD 1 / (USD 0), :US032511BF31	12/20/2020	5,000	(6)
128220,SWAP, USD 1 / (USD 0), :US670346AG05	12/20/2020	12,500	194
103570,SWAP, USD 1 / (USD 0), :US50064FAD69	3/20/2017	5,000	10
103571,SWAP, USD 1 / (USD 0), :US731011AN26	3/20/2017	10,000	16
103572,SWAP, USD 1 / (USD 0), :US731011AN26	3/20/2017	10,000	16
103573,SWAP, USD 1 / (USD 0), :JP1200551248	3/20/2017	20,000	41
103566,SWAP, USD 1 / (USD 0), :US59156RAN89	6/20/2017	25,000	100

66

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

103567,SWAP, USD 5 / (USD 0), :US345370BX76	6/20/2017	25,000	564
101771,SWAP, USD 1 / (USD 0), :US836205AJ33	9/20/2017	8,000	43
109653,SWAP, USD 1 / (USD 0), :US219350AE55	12/20/2017	12,500	79
101775,SWAP, USD 1 / (USD 0), :US29273RAB50	12/20/2017	20,000	135
103568,SWAP, USD 1 / (USD 0), :CDX-NAIGS19V1-5Y	12/20/2017	50,000	433
103569,SWAP, USD 1 / (USD 0), :US94973VAM90	12/20/2017	20,000	171
115332,SWAP, USD 5 / (USD 0), :US911365AX24	12/20/2017	500	23
101778,SWAP, USD 5 / (USD 0), :US37247DAK28	6/20/2018	27,000	664
107260,SWAP, USD 1 / (USD 0), :US026874AZ07	6/20/2018	15,000	177
101779,SWAP, USD 1 / (USD 0), :CDX-NAIGS20V1-5Y	6/20/2018	50,000	595
109654,SWAP, USD 1 / (USD 0), :US172967ES69	9/20/2023	20,000	53
109655,SWAP, USD 1 / (USD 0), :US06051GDX43	9/20/2023	20,000	14
109656,SWAP, USD 1 / (USD 0), :US55616XAA54	9/20/2020	10,000	(32)
101780,SWAP, USD 1 / (USD 0), :US084670BD98	9/20/2023	30,000	(231)
101781,SWAP, USD 1 / (USD 0), :US73755LAF40	9/20/2020	20,000	130
101782,SWAP, USD 1 / (USD 0), :US172967ES69	9/20/2023	20,000	53
109657,SWAP, USD 1 / (USD 0), :US925524AU41	9/20/2020	10,000	214
101783,SWAP, USD 1 / (USD 0), :US416515AV66	9/20/2020	25,000	471
101784,SWAP, USD 1 / (USD 0), :US74432QAY17	9/20/2020	37,000	554
109659,SWAP, USD 1 / (USD 0), :US260543BJ10	12/20/2020	15,500	250
109665,SWAP, USD 1 / (USD 0), :FR0010871376	12/20/2020	10,000	227
115333,SWAP, USD 1 / (USD 0), :FR0010871376	12/20/2020	10,000	227
109666,SWAP, USD 5 / (USD 0), :US852061AF78	12/20/2019	5,000	409
109667,SWAP, USD 5 / (USD 0), :US552953BB60	12/20/2019	5,000	594
109668,SWAP, USD 5 / (USD 0), :US126304AK02	12/20/2019	2,000	168
109669,SWAP, USD 5 / (USD 0), :US12543DAL47	12/20/2019	5,000	(927)
109670,SWAP, USD 5 / (USD 0), :US131347CF14	12/20/2019	5,000	493
119316,SWAP, USD 1 / (USD 0), :XS0292653994	12/20/2019	10,000	137
119323,SWAP, USD 1 / (USD 0), :US105756AL40	12/20/2019	10,000	(149)
119318,SWAP, USD 1 / (USD 0), :US455780AU06	12/20/2019	10,000	25
119321,SWAP, USD 1 / (USD 0), :US836205AN45	12/20/2019	10,000	(64)
119320,SWAP, USD 1 / (USD 0), :US900123AL40	12/20/2019	20,000	(451)
101785,SWAP, USD 1 / (USD 0), :US455780AU06	12/20/2019	10,000	25
133643,SWAP, USD 1 / (USD 0), :US91086QAW87	12/20/2020	6,300	(49)
133644,SWAP, USD 1 / (USD 0), :US91086QAW87	12/20/2020	6,200	(48)
133653,SWAP, USD 1 / (USD 0), :US195325BB02	12/20/2020	6,200	(59)
133656,SWAP, USD 1 / (USD 0), :US715638AP79	12/20/2020	6,200	50
133897,SWAP, USD 1 / (USD 0), :JP576400C859	12/20/2020	5,000	75
133896,SWAP, USD 1 / (USD 0), :US455780AU06	12/20/2020	5,000	(41)
133743,SWAP, USD 1 / (USD 0), :US712219AG90	12/20/2020	5,000	14
133876,SWAP, USD 1 / (USD 0), :US712219AG90	12/20/2020	5,000	14
133877,SWAP, USD 1 / (USD 0), :US712219AG90	12/20/2020	5,000	14
133880,SWAP, USD 1 / (USD 0), :US91086QAW87	12/20/2020	8,000	(62)
133881,SWAP, USD 1 / (USD 0), :US91086QAW87	12/20/2020	2,000	(16)
133902,SWAP, USD 1 / (USD 0), :US91086QAW87	12/20/2020	10,000	(78)
134315,SWAP, USD 1 / (USD 0), :US168863AV04	12/20/2020	5,000	65
134316,SWAP, USD 1 / (USD 0), :US168863AV04	12/20/2020	5,000	65

67

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

134319,SWAP, USD 1 / (USD 0), :US465410AH18	12/20/2020	10,000	(156)
134643,SWAP, USD 1 / (USD 0), :US445545AD87	12/20/2020	6,000	(2)
134618,SWAP, USD 1 / (USD 0), :US445545AD87	12/20/2020	5,000	(2)
134620,SWAP, USD 1 / (USD 0), :US91086QAW87	12/20/2020	5,000	(39)
134622,SWAP, USD 1 / (USD 0), :US715638AP79	12/20/2020	10,000	81
134821,SWAP, USD 1 / (USD 0), :US455780AU06	12/20/2020	7,000	(58)
134804,SWAP, USD 1 / (USD 0), :US718286AP29	12/20/2020	10,000	74
134805,SWAP, USD 1 / (USD 0), :US698299AD63	12/20/2020	5,900	1
134806,SWAP, USD 1 / (USD 0), :US698299AD63	12/20/2020	2,000	0
134808,SWAP, USD 1 / (USD 0), :US195325BB02	12/20/2020	4,000	(38)
134809,SWAP, USD 1 / (USD 0), :US195325BB02	12/20/2020	6,000	(57)
135158,SWAP, USD 1 / (USD 0), :US168863AV04	12/20/2020	5,000	65
138038,SWAP, USD 1 / (USD 0), :US455780AU06	12/20/2020	10,000	(83)
141522,SWAP, USD 1 / (USD 0), :US91086QAW87	12/20/2020	5,000	(39)
141625,SWAP, USD 1 / (USD 0), :US91086QAW87	12/20/2020	5,000	(39)
141747,SWAP, USD 1 / (USD 0), :US455780AU06	12/20/2020	10,000	(83)
141748,SWAP, USD 1 / (USD 0), :US195325BB02	12/20/2020	5,000	(47)
152086,SWAP, USD 1 / (USD 0), :US91086QAW87	6/20/2021	15,000	(222)
153789,SWAP, USD 1 / (USD 0), :CDX-NAIGS22V1-5Y	6/20/2019	37,000	567
157739,SWAP, USD 1 / (USD 0), :CDX-NAIGS24V1-5Y	6/20/2020	50,000	830
157740,SWAP, USD 1 / (USD 0), :CDX-NAIGS24V1-5Y	6/20/2020	50,000	830
157741,SWAP, USD 1 / (USD 0), :CDX-NAIGS24V1-5Y	6/20/2020	50,000	830
157735,SWAP, USD 1 / (USD 0), :CDX-NAIGS26V1-5Y	6/20/2021	20,000	328
157736,SWAP, USD 1 / (USD 0), :CDX-NAIGS26V1-5Y	6/20/2021	20,000	328
157742,SWAP, USD 1 / (USD 0), :CDX-NAIGS24V1-5Y	6/20/2020	22,000	365
158024,SWAP, USD 1 / (USD 0), :CDX-NAIGS26V1-5Y	6/20/2021	40,000	656
160768,SWAP, USD 1 / (USD 0), :XS0114288789	6/20/2021	3,500	(81)
160770,SWAP, USD 1 / (USD 0), :XS0114288789	6/20/2021	5,000	(115)
173565,SWAP, USD 5 / (USD 0), :US37045VAD29	12/20/2021	10,000	1,593
186522,SWAP, USD 1 / (USD 0), :XS0114288789	12/20/2021	1,800	(62)
186526,SWAP, USD 5 / (USD 0), :USP04808AE45	12/20/2021	1,200	(7)
184294,SWAP, USD 1 / (USD 0), :XS0114288789	12/20/2021	9,000	(310)
186529,SWAP, USD 5 / (USD 0), :USP04808AE45	12/20/2021	6,000	(37)
186530,SWAP, USD 5 / (USD 0), :USP04808AE45	12/20/2021	4,000	(25)
186669,SWAP, USD 1 / (USD 0), :XS0114288789	12/20/2021	6,000	(207)
187621,SWAP, USD 0 / (USD 0), :US23331ABF57	12/20/2021	19,000	(211)

		$3,429,535	$41,602

68

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2016 and 2015, the Company’s outstanding financial instruments with on and off balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2016	2015
Interest rate and currency swaps:
Receive fixed—pay fixed	$85,262	$3,561,505
Receive fixed—pay floating	77,500	169,665
Receive floating—pay floating	—	120,950
Swaptions:
Receive fixed—pay floating	6,000,000	6,000,000
Receive floating—pay fixed	6,000,000	6,000,000
Interest rate swaps:
Receive fixed—pay fixed	11,825,181	6,022,893
Receive fixed—pay floating	15,695,014	17,733,996
Receive floating—pay fixed	18,811,000	14,818,781
Receive floating—pay floating	11,491,769	8,710,507
Caps	2,250,000	2,250,000
Options Calls / Puts	250,375	1,372,064

69

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables show the pledged or restricted assets as of December 31, 2016 and 2015, respectively:

	Gross Restricted (Admitted & Nonadmitted)
	2016
Restricted Asset Category	Total General Account (G/A)	G/A Supporting Separate Account (S/A) Activity	Total S/A Restricted Assets	S/A Assets Supporting G/A Activity	Total
Subject to contractual obligation for which liability is not shown	$—	$—	$—	$—	$—
Collateral held under security lending agreements	2,303,289	—	—	—	2,303,289
Subject to repurchase agreements	147,444	—	—	—	147,444
Subject to reverse repurchase agreements	—	—	—	—	—
Subject to dollar repurchase agreements	453,474	—	—	—	453,474
Subject to dollar reverse repurchase agreements	—	—	—	—	—
Placed under option contracts	—	—	—	—	—
Letter stock or securities restricted as to sale - excluding FHLB capital stock	6,408	—	—	—	6,408
FHLB capital stock	176,800	—	—	—	176,800
On deposit with states	47,548	—	—	—	47,548
On deposit with other regulatory bodies	—	—	—	—	—
Pledged as collateral to FHLB (including assets backing funding agreements)	5,155,703	—	—	—	5,155,703
Pledged as collateral not captured in other categories	1,039,105	—	—	—	1,039,105
Other restricted assets	482,544	—	—	—	482,544

Total Restricted Assets	$9,812,315	$—	$—	$—	$9,812,315

70

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Gross (Admitted & Nonadmitted) Restricted				Percentage
Restricted Asset Category	Total From Prior Year	Increase/ (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Subject to contractual obligation for which liability is not shown	$—	$—	$—	$—	0.00%	0.00%
Collateral held under security lending agreements	2,760,891	(457,602)	—	2,303,289	1.75%	1.75%
Subject to repurchase agreements	109,793	37,651	—	147,444	0.11%	0.11%
Subject to reverse repurchase agreements	—	—	—	—	0.00%	0.00%
Subject to dollar repurchase agreements	705,253	(251,779)	—	453,474	0.34%	0.34%
Subject to dollar reverse repurchase agreements	—	—	—	—	0.00%	0.00%
Placed under option contracts	—	—	—	—	0.00%	0.00%
Letter stock or securities restricted as to sale - excluding FHLB capital stock	25,339	(18,931)	—	6,408	0.00%	0.00%
FHLB capital stock	104,000	72,800	—	176,800	0.13%	0.13%
On deposit with states	49,010	(1,462)	—	47,548	0.04%	0.04%
On deposit with other regulatory bodies	—	—	—	—	0.00%	0.00%
Pledged as collateral to
FHLB (including assets backing funding agreements)	3,299,057	1,856,646	—	5,155,703	3.91%	3.91%
Pledged as collateral not captured in other categories	371,577	667,528	—	1,039,105	0.79%	0.79%
Other restricted assets	476,119	6,425	—	482,544	0.37%	0.37%

Total Restricted Assets	$7,901,039	$1,911,276	$—	$9,812,315	7.45%	7.45%

71

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables show the pledged or restricted assets in other categories as of December 31, 2016 and 2015, respectively:

	Gross (Admitted & Nonadmitted) Restricted
	2016
Description of Assets	Total General Account (G/A)	G/A Supporting S/A Activity (a)	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total
Derivatives	$989,453	$—	$—	$—	$989,453
Secured Funding Agreements	42,588	—	—	—	42,588
AMBAC	7,064	—	—	—	7,064

Total	$1,039,105	$—	$—	$—	$1,039,105

	Gross (Admitted & Nonadmitted) Restricted			Percentage
Description of Assets	Total From Prior Year	Increase/ (Decrease)	Total Current Year Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Derivatives	$314,892	$674,561	$989,453	0.75%	0.75%
Secured Funding Agreements	45,928	(3,340)	42,588	0.03	0.03
AMBAC	10,757	(3,693)	7,064	0.01	0.01

Total	$371,577	$667,528	$1,039,105	0.78%	0.78%

The follow table shows the collateral received and reflected as assets within the financial statements as of December 31, 2016.

Collateral Assets	Book Adjusted Carrying Value (BACV)	Fair Value	% of BACV to Total Assets (Admitted and Nonadmitted)	% of BACV to Total Admited Assets
Cash	$1,079,335	$1,079,335	1.84%	1.86%
Securities lending collateral assets	2,303,603	2,303,603	3.92	3.97
Other	79,536	79,531	0.14	0.14

Total Collateral Assets	$3,462,473	$3,462,469	5.90%	5.97%

	Amount	% of Liability to Total Liabilities
Recognized obligation to return collateral asset	$3,463,690	6.55%

72

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company has no receivables as of December 31, 2016 associated with “to-be-announced” (TBA) covered short sales. The Company has receivables as of December 31, 2015 associated with TBA covered short sales. These receivables have been offset on the Balance Sheet with dollar repurchase agreement liabilities as the transactions are with the same counterparty. See the following table:

	Gross Amount Recognized	Amount Offset	Net Amount Presented on Financial Statements
December 31, 2016
Assets:
Receivables for securities	$—	$—	$—
Liabilities:
Borrowed money	$—	$—	$—
December 31, 2015
Assets:
Receivables for securities	$226,645	$209,176	$17,469
Liabilities:
Borrowed money	$705,704	$209,176	$496,528

6. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of the risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance amounts:

	Year Ended December 31
	2016	2015	2014
Direct premiums	$14,081,227	$17,621,969	$18,862,934
Reinsurance assumed - non affiliates	1,412,887	1,376,827	1,451,900
Reinsurance assumed - affiliates	98,501	110,700	128,976
Reinsurance ceded - non affiliates	(2,018,612)	(2,650,533)	(2,078,651)
Reinsurance ceded - affiliates	448,649	(1,649,085)	(2,129,876)

Net premiums earned	$14,022,652	$14,809,878	$16,235,283

Effective October 1, 2016, the Company recaptured fixed annuity and funding agreement business previously ceded to Transamerica Premier Life Insurance Company (TPLIC), an affiliate, on a coinsurance basis. The Company received cash and invested assets of $3,017,999 and recaptured policy and claim reserves of $3,030,564. A reinsurance receivable from TPLIC

73

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

was established for the remaining $12,565 of assets to be transferred in support of the transferred policy and claim reserves. In addition, TPLIC transferred $82,218 of transfer date IMR to the Company. The Company paid net consideration to TPLIC resulting in a pre-tax loss of $40,086, which has been included in the Summary of Operations.

Effective October 1, 2016, TPLIC recaptured medium-term note funding agreements previously ceded to the Company on a coinsurance basis. The Company transferred cash and invested assets of $114,175 and released deposit-type reserves of $112,238 and a hedge novation of $2,228. A payable to TPLIC of $292 was established for remaining assets to be transferred in support of the hedge novation. The Company received consideration from TPLIC resulting in a pre-tax gain of $2,936 which has been included in the Summary of Operations.

Effective September 30, 2016, the Company ceded term life business to TWRI, an affiliate, on a coinsurance funds withheld basis. The Company paid an initial reinsurance premium of $41,565, transferred other net assets of $2,042, and released life and claim reserves of $296,656 and $21,926, respectively, resulting in a pre-tax gain of $274,974 ($178,733 net of tax) which has been credited directly to unassigned surplus.

The Company received reinsurance recoveries in the amount of $3,349,716, $3,370,420 and $3,157,884, during 2016, 2015 and 2014, respectively. At December 31, 2016 and 2015, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $753,202 and $731,784. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2016 and 2015 of $30,090,704 and $33,315,357.

On October 1, 2015, the Company, Union Hamilton Reinsurance, Ltd. (UH), and Commonwealth Annuity and Life Insurance Company (CALIC) entered into a Novation Agreement, pursuant to which UH assigned and delegated to CALIC its rights and obligations under the Original Agreement. Subsequently, the Company and CALIC amended and restated the fixed annuity reinsurance agreement from a modified coinsurance to coinsurance basis. As a result of the amendment, the Company transferred assets with a market value of $735,156, released coinsurance reserve liabilities of $721,190, and released an after-tax IMR liability associated with the block of business in the amount of $9,477 resulting in a net of tax gain on the transaction in the amount of $399 (IMR after-tax gain of $9,477 less gross loss on reinsurance of $13,966 taxed at 35%) which has been included in the Statement of Operations.

Effective July 1, 2015, the Company entered into an assumption reinsurance agreement with TPLIC, an affiliate, under which the Company novated its Medicare Supplement business to TPLIC. The Company transferred policy reserves of $6,987, claims reserves of $20,893, other liabilities of $920 along with assets of $28,801 to TPLIC during the last two quarters of the year. This represents the portion of the Medicare supplement business for which regulatory approval of the assumption agreement was received by July 1. No consideration was paid or received related to the novation. No gain or loss was recognized in the financial statements.

Effective April 14, 2015, the reinsurance agreement dated December 31, 2008 reinsuring variable annuity reinsurance between the Company and Transamerica International Re (Bermuda) Ltd (TIRe) was novated, to Firebird Re Corp. (FReC). General account reserves, and claim reserves ceded on a coinsurance basis at the time of novation were $514,898 and $5,070, respectively.

74

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Separate account modified coinsurance reserves and general account modified coinsurance reserves at the time of the novation were $7,052,587 and $140,034 respectively. No consideration was paid or received related to the novation. No gain or loss was recognized.

Subsequent to the novation, the Companies entered into an amended and restated reinsurance agreement related to the business. The modified coinsurance reinsurance reserves were converted to coinsure reserves and a general account funds withheld was established. The general account paid FReC $140,034 for the modified coinsurance reserves and ceded coinsurance reserves of $156,478, resulting in a pre-tax gain of $16,444 which has been credited directly to unassigned surplus. FReC placed assets of $676,446, equal to the ceded general account reserves, in a funds withheld account, and the Company established a corresponding funds withheld liability of $676,446.

Effective December 31, 2014, the Company ceded certain stand-alone long-term care policies to TPLIC, an affiliate, for which the Company paid an initial ceding commission and premiums of $350,000 and $3,914,521, respectively and ceded modified coinsurance reserves of $3,914,521, resulting in a pre-tax loss of $350,000 which has been included in the Statement of Operations.

Effective October 1, 2014, the Company recaptured fixed annuity contracts previously reinsured to TIRe for which the Company received net consideration of $43,360, released a funds withheld liability of $1,975,937, and established benefit reserves and claim reserves $2,004,673 resulting in a pre-tax gain of $14,624 which has been included in the Statement of Operations. In addition, the Company released into income a previously deferred unamortized gain resulting from the original cession of this business to TIRe in the amount of $15,795, which included the recapture of IMR gains in the amount of $19,852 on an after-tax basis, with a corresponding charge to unassigned surplus.

Effective October 1, 2014, the Company recaptured the variable BOLI/COLI business that was previously reinsured to Transamerica International Re (Bermuda), Ltd. (TIRe), an affiliate, for which the Company paid net consideration of $17,769, released the funds withheld liability of $1,080,541, and recaptured separate account and general account policy and claims reserves of $1,080,541, resulting in a pre-tax loss of $17,769 which was included in the Statement of Operations. In addition, the Company released into income a previously deferred unamortized gain resulting from the original cession of this business to TIRe in the amount of $94,571 ($61,471 after-tax) with a corresponding charge to unassigned surplus.

Effective October 1, 2014, the Company recaptured the single premium universal life, credit life and credit disability business previously reinsured to TIRe for which the Company paid net consideration of $50,000, released a funds withheld liability of $516,472, recaptured policy and claims reserves of $560,275 and other liabilities of $13,334, and recaptured policy loans in the amount of $2,048, resulting in a pre-tax loss of $105,091 which has been included in the Statement of Operations. In addition, the Company released into income a previously deferred unamortized gain resulting from the original cession of this business to TIRe in the amount of $1,323 ($860 after-tax) with a corresponding charge to unassigned surplus.

Subsequently, effective October 1, 2014, the Company ceded this business to Ironwood Re Corp. (IRC) for which the Company received net consideration of $50,000, established a funds withheld liability of $516,472, released policy and claim reserves of $560,275 and other liabilities of $13,334, resulting in a pre-tax gain of $107,138 ($69,640 after-tax) which has been credited directly to unassigned surplus.

75

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Effective October 1, 2014, SLIC, prior to the merger, recaptured the business that was previously reinsured to TIRe, an affiliate, for which net consideration received was $19,000, funds withheld liability released was $572,468, policy and claims reserves recaptured were $869,488, and other assets recaptured were $34,500, resulting in a pre-tax loss of $243,519 which was included in the Statements of Operations. In addition, the Company released into income a previously deferred unamortized gain resulting from the original cession of this business to TIRe in the amount of $243,586 ($158,331 after-tax) with a corresponding charge to unassigned surplus.

Subsequently, October 1, 2014, SLIC ceded this business to Ironwood Re Corp. (IRC), an affiliate, for which net consideration paid was $19,000, a funds withheld liability of $572,468 was established, policy and claims reserves released were $869,660, and other assets released were $34,501, resulting in a pre-tax gain of $243,691 ($158,399 after-tax) which has been credited directly to unassigned surplus.

Effective June 30, 2014, the Company ceded level term life and universal life secondary guarantee business to TLIC Oakbrook Reinsurance, Inc., an affiliate, on a coinsurance funds withheld basis. The Company paid an initial reinsurance premium of $25,667, transferred other net assets of $1,852 and released life and claim reserves of $535,211 and $25,667, respectively, resulting in a pre-tax gain of $533,359 ($346,683 net of tax) which was credited directly to unassigned surplus on a net of tax basis.

Effective June 30, 2014, the Company ceded to Transamerica Premier Life Insurance Company on a YRT basis the net amount paid in excess of $3,000 on covered level term and universal life secondary guarantee policies. The Company paid an initial reinsurance premium of $858 and released reserves of $5,685 resulting in a pre-tax gain of $4,826 which has been included in the Statement of Operations.

During 2016, 2015 and 2014 amortization of deferred gains associated with previously transacted reinsurance agreements was released into income in the amount of $255,425 ($176,996 after tax), $133,048 ($106,755 after tax) and $175,042 ($114,198, net of tax), respectively.

The Company reports a reinsurance deposit receivable of $199,500 and $203,429 as of December 31, 2016 and 2015, respectively. In 1996, the Company entered into a reinsurance agreement with an unaffiliated company where, for a net consideration of $59,716, the Company ceded certain portions of future obligations under single premium annuity contracts originally written by the Company in 1993. Consistent with the requirements of SSAP No. 75, Reinsurance Deposit Accounting, the Company reports the net consideration paid as a deposit. The amount reported is the present value of the future payment streams discounted at the effective yield rate determined at inception.

During 2016, 2015 and 2014, the Company obtained letters of credit of $98,006, $242,957 and $123,006, respectively, for the benefit of affiliated and nonaffiliated companies that have reinsured business to the Company where the ceding company’s state of domicile does not recognize the Company as an authorized reinsurer.

76

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company reinsures a closed block of guaranteed minimum income benefit (GMIB), guaranteed minimum death benefit (GMDB), and guaranteed minimum withdrawal benefit (GMWB) risks to Firebird Re Corp. The affiliated reinsurance treaties have been in place for a number of years and do not include any new business since the inception but were initiated to better align hedging and capital requirements. The risk reinsured to the affiliated reinsurer is retained by the Transamerica group. The risks assumed by Firebird Re Corp. are all affiliated variable annuity treaties.

Variable annuity reserves established by Firebird Re Corp. are equal to the US GAAP reserve requirements. In addition, the captive establishes an additional variable annuity reserve above the US GAAP reserve to the greater of the mirror of the reserve ceded to the Captive (US statutory) and a total asset requirement (CTE 80) level. The TAR CTE80 is calculated assuming a 50% best estimate model (with hedge credit) and 50% stochastic model.

The Company took reserve credits for variable annuities of $746,339 and $790,284 in 2016 and 2015, respectively. The amount of collateral supporting the reserve credits was $730,545 and $776,072 in 2016 and 2015, respectively. All of the collateral held to support the reserve credit is funds withheld. The collateral is made up of bonds, cash and short-term assets.

The Company ceded modified coinsurance reserves of $4,536,010 and $4,236,392 as of December 31, 2016 and 2015, respectively, for certain stand-alone long-term care policies under the indemnity reinsurance agreement with TPLIC, an affiliate. Ceded losses incurred of $361,167 and $346,166 for years ended December 31, 2016 and 2015, respectively, are presented net within the claims development table in Note 1.

77

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

7. Income Taxes

The net deferred income tax asset at December 31, 2016 and 2015 and the change from the prior year are comprised of the following components:

	December 31, 2016
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$2,481,049	$215,092	$2,696,141
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	2,481,049	215,092	2,696,141
Deferred Tax Assets Nonadmitted	515,901	—	515,901

Subtotal (Net Deferred Tax Assets)	1,965,148	215,092	2,180,240
Deferred Tax Liabilities	1,152,105	164,291	1,316,396

Net Admitted Deferred Tax Assets	$813,043	$50,801	$863,844

	December 31, 2015
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$2,057,430	$292,685	$2,350,115
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	2,057,430	292,685	2,350,115
Deferred Tax Assets Nonadmitted	618,270	—	618,270

Subtotal (Net Deferred Tax Assets)	1,439,160	292,685	1,731,845
Deferred Tax Liabilities	687,781	260,956	948,737

Net Admitted Deferred Tax Assets	$751,379	$31,729	$783,108

		Change
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$423,619	$(77,593)	$346,026
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	423,619	(77,593)	346,026
Deferred Tax Assets Nonadmitted	(102,369)	—	(102,369)

Subtotal (Net Deferred Tax Assets)	525,988	(77,593)	448,395
Deferred Tax Liabilities	464,324	(96,665)	367,659

Net Admitted Deferred Tax Assets	$61,664	$19,072	$80,736

78

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The main components of deferred income tax amounts are as follows:

	Year Ended December 31
	2016	2015	Change
Deferred Tax Assets:
Ordinary
Discounting of unpaid losses	$5,995	$2,382	$3,613
Policyholder reserves	936,738	769,309	167,429
Investments	570,496	471,638	98,858
Deferred acquisition costs	626,204	621,902	4,302
Compensation and benefits accrual	33,383	26,365	7,018
Receivables - nonadmitted	28,232	33,000	(4,768)
Tax credit carry-forward	222,313	67,359	154,954
Section 197 Intangible Amortization	—	6,250	(6,250)
Corporate Provision	—	474	(474)
Assumption Reinsurance	9,545	10,715	(1,170)
CFC FTC Offset	15,020	—	15,020
Other (including items <5% of ordinary tax assets)	33,123	48,036	(14,913)

Subtotal	2,481,049	2,057,430	423,619
Nonadmitted	515,901	618,270	(102,369)

Admitted ordinary deferred tax assets	1,965,148	1,439,160	525,988
Capital:
Investments	215,092	292,685	(77,593)

Subtotal	215,092	292,685	(77,593)
Nonadmitted	—	—	—

Admitted capital deferred tax assets	215,092	292,685	(77,593)

Admitted deferred tax assets	$2,180,240	$1,731,845	$448,395

79

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Year Ended December 31
	2016	2015	Change
Deferred Tax Liabilities:
Ordinary
Investments	$787,307	$565,039	$222,268
Fixed assets	40,867	26,944	13,923
§807(f) adjustment	75,844	64,659	11,185
Separate Account Adjustments	34,766	31,139	3,627
CFC FTC Offset	11,579	—	11,579
Hedge Reserve Offset	201,554	—	201,554
Other (including items <5% of total ordinary tax liabilities)	188	—	188

Subtotal	1,152,105	687,781	464,324
Capital
Investments	164,291	260,956	(96,665)

Subtotal	164,291	260,956	(96,665)

Deferred tax liabilities	1,316,396	948,737	367,659

Net deferred tax assets/liabilities	$863,844	$783,108	$80,736

The Company did not report a valuation allowance for deferred income tax assets as of December 31, 2016 or 2015.

The Company made a modification in 2015 to its groupings of DTAs and DTLs (as permitted under SSAP No. 101 Q&A 2.9). Prior to this change, the Company had DTAs and DTLs that were netted together within two specific categories of temporary differences. The Company determined, in accordance with its practice of recording DTAs and DTLs separately for purposes of application of SSAP No. 101, that it is more appropriate and consistent to present DTAs and DTLs with respect to 1) reserves and deferred and uncollected premiums and 2) bonds and derivatives on certain blocks of business.

80

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

As discussed in Note 1, for the years ended December 31, 2016 and 2015 the Company admits deferred income tax assets pursuant to SSAP No. 101. The amount of admitted adjusted gross deferred income tax assets under each component of SSAP No. 101 is as follows:

			December 31, 2016
			Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks		$226,217	$30,862	$257,079
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)		550,512	56,253	606,765
	1.	Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	550,512	56,253	606,765
	2.	Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	655,637
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities		1,188,419	127,977	1,316,396

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))		$1,965,148	$215,092	$2,180,240

81

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

			December 31, 2015
			Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks		$286,447	$61,384	$347,831
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)		357,063	78,214	435,277
	1.	Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	357,063	78,214	435,277
	2.	Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	717,412
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities		795,650	153,087	948,737

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))		$1,439,160	$292,685	$1,731,845

			Change
			Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks		$(60,230)	$(30,522)	$(90,752)
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)		193,449	(21,961)	171,488
	1.	Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	193,449	(21,961)	171,488
	2.	Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	(61,775)
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities		392,769	(25,110)	367,659

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))		$525,988	$(77,593)	$448,395

82

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	December 31
	2016	2015	Change
Ratio Percentage Used To Determine Recovery Period and Threshold Limitation Amount	708%	844%	-136%

Amount of Adjusted Capital and Surplus Used To Determine Recovery Period and Threshold

Limitation in 2(b)2 above	$4,370,911	$4,700,489	$(329,578)

The impact of tax planning strategies at December 31, 2016 and 2015 was as follows:

	December 31, 2016
	Ordinary Percent	Capital Percent	Total Percent
Impact of Tax Planning Strategies:
(% of Total Adjusted Gross DTAs)	0%	0%	0%

(% of Total Net Admitted Adjusted Gross DTAs)	3%	25%	6%

	December 31, 2015
	Ordinary Percent	Capital Percent	Total Percent
Impact of Tax Planning Strategies:
(% of Total Adjusted Gross DTAs)	0%	36%	4%

(% of Total Net Admitted Adjusted Gross DTAs)	3%	35%	8%

The Company’s tax planning strategies do not include the use of reinsurance-related tax planning strategies.

Current income taxes incurred consist of the following major components:

	Year Ended December 31
	2016	2015	Change
Current Income Tax
Federal	$(101,440)	$(9,592)	$(91,848)
Foreign	(1)	(26)	25

Subtotal	(101,441)	(9,618)	(91,823)

Federal income tax on net capital gains	5,234	50,995	(45,761)

Federal and foreign income taxes incurred	$(96,207)	$41,377	$(137,584)

83

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Year Ended December 31
	2015	2014	Change
Current Income Tax
Federal	$(9,592)	$258,554	$(268,146)
Foreign	(26)	—	(26)

Subtotal	(9,618)	258,554	(268,172)

Federal income tax on net capital gains	50,995	121,064	(70,069)

Federal and foreign income taxes incurred	$41,377	$379,618	$(338,241)

The Company’s current income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35% to income before tax as follows:

	Year Ended December 31
	2016	2015	2014
Current income taxes incurred	$(96,207)	$41,377	$379,618
Change in deferred income taxes (without tax on unrealized gains and losses)	(183,307)	(300,764)	331,883

Total income tax reported	$(279,514)	$(259,387)	$711,501

Income before taxes	$299,572	$(181,353)	$1,060,978
	35%	35%	35%

Expected income tax expense (benefit) at 35% statutory rate	$104,850	$(63,474)	$371,342
Increase (decrease) in actual tax reported resulting from:
Dividends received deduction	(74,012)	(69,204)	(46,828)
Tax credits	(25,037)	(81,829)	(37,788)
Tax-exempt income	(11)	(7)	—
Tax adjustment for IMR	669	(33,936)	(16,620)
Surplus adjustment for in-force ceded	608	(40,327)	76,692
Nondeductible expenses	1,049	976	1,264
Deferred tax benefit on other items in surplus	(233,112)	(3,152)	319,999
Provision to return	(2,177)	(4,546)	8,055
Life-owned life insurance	(2,966)	(2,948)	(3,132)
Dividends from certain foreign corporations	1,620	2,093	1,066
Pre-tax income of single member limited liability company	14,093	46,193	52,362
Intercompany dividends	(47,766)	—	—
Partnership permanent adjustment	(1,913)	(13,177)	(11,764)
Audit adjustment—Permanent	(21,196)	—	—
Other	5,787	3,951	(3,147)

Total income tax reported	$(279,514)	$(259,387)	$711,501

84

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company’s federal income tax return is consolidated with other affiliated companies. Please see attached listing of companies in the Appendix A. The method of allocation between the companies is subject to a written tax allocation agreement. Under the terms of the tax allocation agreement, allocations are based on separate income tax return calculations. The Company is entitled to recoup federal income taxes paid in the event the future losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in the year generated. The Company is also entitled to recoup federal income taxes paid in the event the losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in any carryback or carryforward year when so applied. Intercompany income tax balances are settled within thirty days of payment to or filing with the Internal Revenue Service. A tax return has not yet been filed for 2016.

As of December 31, 2016 and 2015, respectively, the Company had a $222,314 and $67,359 tax credit carryforward available for tax purposes. Included in the 2016 tax credit carryforward is a general business tax credit carryforward of $164,764.

Carryovers from:	Expiration:
12-31-2010	12-31-2030	21,817
12-31-2011	12-31-2031	45,391
12-31-2012	12-31-2032	28,827
12-31-2013	12-31-2033	22,676
12-31-2014	12-31-2034	20,601
12-31-2015	12-31-2035	20,931
12-31-2016	12-31-2036	4,521

Standard GBC Carryovers		164,764

The Company also has an alternative minimum tax credit carryforward of $57,550 available for tax purposes that carries forward indefinitely. As of December 31, 2016 and 2015, the Company had no operating loss or capital loss carryfowards available for tax purposes.

The Company incurred income taxes of $0, $12,699, and $252,550 during 2016, 2015, and 2014, respectively, which will be available for recoupment in the event of future net losses.

The amount of tax contingencies calculated for the Company as of December 31, 2016 and 2015 is $9,763 and $4,152, respectively. The total amount of the tax contingencies that if recognized, would affect the effective income tax rate is $9,763. The Company classifies interest and penalties related to income taxes as income tax expense. The Company’s interest (benefit) expense related to income taxes for the years ending in December 31, 2016, 2015, and 2014 is $864, ($270), and $12,961, respectively. The total interest payable balance as of December 31, 2016 and 2015 is $10,768 and $9,903, respectively. The Company recorded no liability for penalties. It is not anticipated that the total amounts of unrecognized tax benefits will significantly increase within twelve months of the reporting date.

During 2016 the company modified its calculation of dividends that are eligible for the dividends received deduction. This resulted in recording a permanent tax benefit of $20,250 in the Company’s 2016 financial statements for years 2011 – 2015. This has been treated as a change in estimate, the impact on future years is not currently determinable.

85

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company’s federal income tax returns have been examined by the Internal Revenue Service and closing agreements have been executed through 2008. We expect receivables and payables for 2005-2008 to be settled in early 2017. An examination is in progress for the year 2009 through 2013. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions.

8. Policy and Contract Attributes

Participating life insurance policies were issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company. Participating insurance constituted approximately 0.05% of ordinary life insurance in force at December 31, 2016 and 2015, respectively.

For the years ended December 31, 2016, 2015 and 2014, premiums for life participating policies were $12,036, $13,196 and $14,110, respectively. The Company accounts for its policyholder dividends based on dividend scales and experience of the policies. The Company paid dividends in the amount of $5,967, $5,894 and $8,045 to policyholders during 2016, 2015 and 2014, respectively, and did not allocate any additional income to such policyholders.

86

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31 2016
	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent
Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$1,141,878	$—	$—	$1,141,878	1%
At book value less surrender charge of 5% or more	273,919	—	—	273,919	0
At fair value	126,155	—	66,886,612	67,012,767	73

Total with adjustment or at fair value	1,541,952	—	66,886,612	68,428,564	74
At book value without adjustment (minimal or no charge or adjustment)	13,413,613	17,739	—	13,431,352	14
Not subject to discretionary withdrawal provision	10,732,102	41,507	38,256	10,811,865	12

Total annuity reserves and deposit liabilities	25,687,667	59,246	66,924,868	92,671,781	100%

Less reinsurance ceded	4,680,333	—	—	4,680,333

Net annuity reserves and deposit liabilities	$21,007,334	$59,246	$66,924,868	$87,991,448

87

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	December 31 2015
	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent
Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$1,275,215	$—	$—	$1,275,215	1%
At book value less surrender charge of 5% or more	250,597	—	—	250,597	0
At fair value	134,954	—	63,388,970	63,523,924	69

Total with adjustment or at fair value	1,660,766	—	63,388,970	65,049,736	72
At book value without adjustment (minimal or no charge or adjustment)	14,346,775	34,954	—	14,381,729	16
Not subject to discretionary withdrawal provision	11,126,108	43,311	38,287	11,207,706	12

Total annuity reserves and deposit liabilities	27,133,649	78,265	63,427,257	90,639,171	100%

Less reinsurance ceded	9,235,531	—	—	9,235,531

Net annuity reserves and deposit liabilities	$17,898,118	$78,265	$63,427,257	$81,403,640

The Company’s liability for deposit-type contracts includes GIC’s and Funding Agreements assumed from Transamerica Premier Life Insurance Company, an affiliate. The liabilities assumed are $0 and $167,933 at December 31, 2016 and 2015, respectively.

Certain separate and variable accounts held by the Company relate to individual variable life insurance policies. The benefits provided on the policies are determined by the performance and/or fair value of the investments held in the separate account. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. The assets of these separate accounts are carried at fair value. The life insurance policies typically provide a guaranteed minimum death benefit.

Certain separate accounts held by the Company represent funds which are administered for pension plans. The assets consist primarily of fixed maturities and equity securities and are carried at fair value. The Company provides a minimum guaranteed return to policyholders of certain separate accounts. Certain other separate accounts do not have any minimum guarantees and the investment risks associated with fair value changes are borne entirely by the policyholder.

88

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Information regarding the separate accounts of the Company as of and for the years ended December 31, 2016, 2015 and 2014 is as follows:

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2016	$—	$64	$10,970	$8,767,639	$8,778,673

Reserves for separate accounts as of December 31, 2016 with assets at:
Fair value	$—	$21,505	$20,001	$70,154,420	$70,195,926
Amortized cost	—	633,674	—	—	633,674

Total as of December 31, 2016	$—	$655,179	$20,001	$70,154,420	$70,829,600

Reserves for separate accounts by withdrawal characteristics as of December 31, 2016:
Subject to discretionary withdrawal	$—	$—	$—	$—	$—
With fair value adjustment	—	—	—	—	—
At fair value	—	—	—	70,116,163	70,116,163
At book value without fair value adjustment and with current surrender charge of less than 5%	—	633,674	—	—	633,674

Subtotal	—	633,674	—	70,116,163	70,749,837
Not subject to discretionary withdrawal	—	21,505	20,001	38,257	79,763

Total separate account reserve liabilities at December 31, 2016	$—	$655,179	$20,001	$70,154,420	$70,829,600

89

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2015	$—	$31	$9,244	$12,203,423	$12,212,698

Reserves for separate accounts as of December 31, 2015 with assets at:
Fair value	$—	$19,818	$23,493	$66,606,612	$66,649,923
Amortized cost	—	633,332	—	—	633,332

Total as of December 31, 2015	$—	$653,150	$23,493	$66,606,612	$67,283,255

Reserves for separate accounts by withdrawal characteristics as of December 31, 2015:
Subject to discretionary withdrawal	$—	$—	$—	$—	$—
With fair value adjustment	—	—	—	—	—
At fair value	—	—	—	66,568,326	66,568,326
At book value without fair value adjustment and with current surrender charge of less than 5%	—	633,332	—	—	633,332

Subtotal	—	633,332	—	66,568,326	67,201,658
Not subject to discretionary withdrawal	—	19,818	23,493	38,286	81,597

Total separate account reserve liabilities at December 31, 2015	$—	$653,150	$23,493	$66,606,612	$67,283,255

90

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2014	$—	$53	$11,846	$13,127,469	$13,139,368

Reserves for separate accounts as of December 31, 2014 with assets at:
Fair value	$—	$20,574	$35,038	$65,194,925	$65,250,537
Amortized cost	—	634,931	—	—	634,931

Total as of December 31, 2014	$—	$655,505	$35,038	$65,194,925	$65,885,468

Reserves for separate accounts by withdrawal characteristics as of December 31, 2014:
Subject to discretionary withdrawal	$—	$—	$—	$—	$—
With fair value adjustment	—	—	—	—	—
At fair value	—	—	—	65,152,722	65,152,722
At book value without fair value adjustment and with current surrender charge of less than 5%	—	634,931	—	—	634,931

Subtotal	—	634,931	—	65,152,722	65,787,653
Not subject to discretionary withdrawal	—	20,574	35,038	42,203	97,815

Total separate account reserve liabilities at December 31, 2014	$—	$655,505	$35,038	$65,194,925	$65,885,468

A reconciliation of the amounts transferred to and from the Company’s separate accounts is presented below:

	Year Ended December 31
	2016	2015	2014
Transfer as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$8,767,931	$12,204,163	$13,127,680
Transfers from separate accounts	(7,872,107)	(8,389,740)	(6,499,970)

Net transfers to separate accounts	895,824	3,814,423	6,627,710
Miscellaneous reconciling adjustments	469,247	1,337,434	1,882,846

Net transfers as reported in the statements of operations of the life, accident and health annual statement	$1,365,071	$5,151,857	$8,510,556

91

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The legal insulation of separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account. At December 31, 2016 and 2015, the Company’s separate account statement included legally insulated assets of $73,597,682 and $72,128,772, respectively. The assets legally insulated from general account claims at December 31, 2016 and 2015 are attributed to the following products:

	2016	2015
Group annuities	$24,388,135	$24,948,800
Variable annuities	44,163,304	42,603,715
Fixed universal life	729,291	695,852
Variable universal life	4,212,641	3,602,521
Variable life	37,918	196,411
Modified separate accounts	53,201	70,353
Registered Market Value Annuity Product - SPL	13,192	11,120

Total separate account assets	$73,597,682	$72,128,772

Some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. As of December 31, 2016 and 2015, the general account of the Company had a maximum guarantee for separate account liabilities of $2,852,548 and $3,029,017 respectively. To compensate the general account for the risk taken, the separate account paid risk charges of $483,307, $434,084, $342,823, $242,109, and $180,478 to the general account in 2016, 2015, 2014, 2013, and 2012, respectively. During the years ended December 31, 2016, 2015, 2014, 2013, and 2012 the general account of the Company had paid $77,232, $223,304, $35,985, $30,830, and $61,901 respectively, toward separate account guarantees.

At December 31, 2016 and 2015, the Company reported guaranteed separate account assets at amortized cost in the amount of $672,491 and $668,367, respectively, based upon the prescribed practice granted by the State of Iowa as described in Note 2. These assets had a fair value of $709,808 and $695,578 at December 31, 2016 and 2015, respectively, which would have resulted in an unrealized gain of $37,317 and $27,211, respectively, had these assets been reported at fair value.

The Company does not participate in securities lending transactions within the separate account.

For variable annuities with guaranteed living benefits and variable annuities with minimum guaranteed death benefits the Company complies with Actuarial Guideline XLIII (AG 43), which replaces Actuarial Guidelines 34 and 39. AG 43 specifies statutory reserve requirements for variable annuity contracts with benefit guarantees (VACARVM) and without benefit guarantees and related products. The AG 43 reserve calculation includes variable annuity products issued after January 1, 1981. Examples of covered guaranteed benefits include guaranteed minimum accumulation benefits, return of premium death benefits, guaranteed minimum income benefits, guaranteed minimum withdrawal benefits and guaranteed payout annuity floors. The aggregate reserve for contracts falling within the scope of AG 43 is equal to the conditional tail expectation (CTE) Amount, but not less than the standard scenario amount (SSA).

92

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

To determine the CTE Amount, the Company used 1,000 of the pre-packaged scenarios developed by the American Academy of Actuaries (AAA) produced in October 2005 and prudent estimate assumptions based on Company experience. The SSA was determined using the assumptions and methodology prescribed in AG 43 for determining the SSA.

At December 31, 2016 and 2015, the Company had variable and separate account annuities with minimum guaranteed benefits as follows:

Benefit and Type of Risk	Subjected Account Value	Gross Amount of Reserve Held	Reinsurance Reserve Credit
December 31, 2016
Minimum guaranteed death benefit	$9,966,666	$341,249	$173,898
Minimum guaranteed income benefit	4,095,173	957,867	769,259
Guaranteed premium accumulation fund	235,183	25,312	—
Minimum guaranteed withdrawal benefit	33,170,833	371,165	15,601
December 31, 2015
Minimum guaranteed death benefit	$9,824,534	$305,392	$205,460
Minimum guaranteed income benefit	3,845,600	585,083	921,716
Guaranteed premium accumulation fund	266,040	24,086	—
Minimum guaranteed withdrawal benefit	32,000,725	255,044	(72)

Reserves on the Company’s traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policies’ paid-through date to the policies’ next anniversary date. At December 31, 2016 and 2015, the gross premium and loading amounts related to these assets (which are reported as premiums deferred and uncollected), are as follows:

	Gross	Loading	Net
December 31, 2016
Life and annuity:
Ordinary first-year business	$5,026	$1,336	$3,690
Ordinary renewal business	775,352	10,855	764,497
Group life direct business	44,988	9,649	35,339
Credit direct business	556	—	556
Reinsurance ceded	(687,316)	—	(687,316)

	$138,606	$21,840	$116,766
Accident and health	32,651	—	32,651

	$171,257	$21,840	$149,417

93

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Gross	Loading	Net
December 31, 2015
Life and annuity:
Ordinary first-year business	$5,595	$5,322	$273
Ordinary renewal business	526,286	11,110	515,176
Group life business	49,752	10,235	39,517
Credit direct business	1,214	—	1,214
Reinsurance ceded	(459,372)	—	(459,372)

	$123,475	$26,667	$96,808
Accident and health	42,708	—	42,708

	$166,183	$26,667	$139,516

Amounts recorded as supplementary contracts without life contingencies of $3,370,720 and $2,738,140 at December 31, 2016 and 2015, respectively, are subject to discretionary withdrawals without adjustments.

The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts. As of December 31, 2016 and 2015, the Company had insurance in force aggregating $108,217,769 and $96,861,149, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Iowa Insurance Division. The Company established policy reserves of $1,636,310 and $1,588,202 to cover these deficiencies as of December 31, 2016 and 2015, respectively.

For indeterminate premium products, a full schedule of current and anticipated premium rates is developed at the point of issue. Premium rate adjustments are considered when anticipated future experience foretells deviations from the original profit standards. The source of deviation (mortality, persistency, expense, etc.) is an important consideration in the re-rating decision as well as the potential effect of a rate change on the future experience of the existing block of business.

9. Capital and Surplus

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its shareholders. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of the Company’s statutory surplus as of the preceding December 31, or (b) the Company’s statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2017, without the prior approval of insurance regulatory authorities, is $779,799.

On December 22, 2016, the Company paid a preferred stock dividend of $35,630 and a cash return of capital of $314,056 to its parent. In addition, the Company paid $314 representing the redemption of 31,437 shares of Series B non-voting preferred stock at par value to its parent also on December 22, 2016.

94

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

On June 20, 2016 the Company paid a preferred stock dividend of $104,555 and an ordinary common stock dividend of $245,445 to its parent company.

On December 22, 2015, the Company paid a cash return of capital of $300,000 to its parent. The Company did not pay any ordinary dividends during 2015.

On September 28, 2016 the Company made a capital contribution in the amount of $2,500 to TWRI in exchange for 25,000 common shares of TWRI. The Company also made an additional capital contribution to TWRI of $122,500 on September 28, 2016.

The Company received a capital contribution of $10 from TIHI on March 31, 2015.

Life and health insurance companies are subject to certain RBC requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life or health insurance company is to be determined based on the various risk factors related to it. At December 31, 2016, the Company meets the minimum RBC requirements.

On September 30, 2002, Life Investors Insurance Company of America (LIICA), which merged in to the Company effective October 2, 2008, received $150,000 from TA Corp in exchange for surplus notes. These notes are due 20 years from the date of issuance at an interest rate of 6%, and are subordinate and junior in right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, the holders of the issued and outstanding preferred stock shall be entitled to priority only with respect to accumulated but unpaid dividends before the holder of the surplus notes and full payment of the surplus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company. The Company received approval from the Iowa Insurance Division prior to paying quarterly interest payments.

Additional information related to the outstanding surplus notes at December 31, 2016 and 2015 is as follows:

For Year Ending	Balance Outstanding	Interest Paid Current Year	Cumulative Interest Paid	Accrued Interest
2016	$150,000	$9,000	$126,000	$2,250
2015	$150,000	$9,000	$117,000	$2,250

10. Securities Lending

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102% of the fair value of the loaned domestic securities as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned government or other domestic securities. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair value of the loaned security.

95

Transamerica Life Insurance Company

Notes to Financial Statements –  Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2016 and 2015, respectively, securities with a fair value of $2,251,377 and $2,692,737 were on loan under securities lending agreements. At December 31, 2016, the collateral the Company received from securities lending activities was in the form of cash and on open terms. This cash collateral is reinvested and is not available for general corporate purposes. The reinvested cash collateral has a fair value of $2,303,603 and $2,760,922 at December 31, 2016 and 2015, respectively.

The contractual maturities of the securities lending collateral positions are as follows:

Fair Value
Open	$2,303,289
30 days or less	—
31 to 60 days	—
61 to 90 days	—
Greater than 90 days	—

Total	2,303,289
Securities received	—

Total collateral received	$2,303,289

The Company receives primarily cash collateral in an amount in excess of the fair value of the securities lent. The Company reinvests the cash collateral into higher yielding securities than the securities which the Company has lent to other entities under the arrangement.

The maturity dates of the reinvested securities lending collateral are as follows:

	Amortized Cost	Fair Value
Open	$349,742	$349,742
30 days or less	1,045,472	1,045,472
31 to 60 days	320,865	320,865
61 to 90 days	200,597	200,597
91 to 120 days	110,054	110,054
121 to 180 days	276,873	276,873

Total	2,303,603	2,303,603
Securities received	—	—

Total collateral reinvested	$2,303,603	$2,303,603

For securities lending, the Company’s sources of cash that it uses to return the cash collateral are dependent upon the liquidity of the current market conditions. Under current conditions, the Company has securities with a par value of $2,304,719 (fair value of $2,303,603) that are currently tradable securities that could be sold and used to pay for the $2,303,289 in collateral calls that could come due under a worst-case scenario.

96

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

11. Retirement and Compensation Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by Transamerica. Generally, employees of the Company who customarily work at least 20 hours per week and complete six months of continuous service and meet the other eligibility requirements are participants of the plan. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from Transamerica. The pension expense is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits, and based upon actuarial participant benefit calculations. The benefits are based on years of service and the employee’s eligible compensation. The plan provides benefits based on a traditional final average formula or a cash balance formula. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974. Pension expenses were $35,812, $32,799 and $29,648 for the years ended December 31, 2016, 2015 and 2014, respectively.

The Company’s employees participate in a contributory defined contribution plan sponsored by Transamerica, the Company’s parent, which is qualified under Section 401(k) of the Internal Revenue Code. Generally, employees of the Company who customarily work at least 20 hours per week and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to 100% of eligible earnings, subject to government or other plan restrictions for certain key employees. The Company will match an amount up to three percent of the participant’s eligible earnings. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974. The Company’s allocation of benefits expense was $15,745, $16,439 and $14,742 for the years ended December 31, 2016, 2015 and 2014 respectively.

TA Corp sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The Company has no legal obligation for the plan. The plans are noncontributory and benefits are based on years of service and the employee’s eligible compensation. The plan provides benefits based on a traditional final average formula or cash balance formula. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, TA Corp has established deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2016, 2015 and 2014 was insignificant. TA Corp also sponsors an employee stock option plan/stock appreciation rights for employees of the Company and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been funded as deemed appropriate by management of TA Corp and the Company.

In addition to pension benefits, the Company participates in plans sponsored by TA Corp that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. The Company has no legal obligation for the plan. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are allocated among the participating companies based on IAS 19 and based upon actuarial participant benefit calculations. The Company expensed $6,527, $6,361 and $6,609 related to these plans for the years ended December 31, 2016, 2015 and 2014, respectively.

97

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company announced an update of its restructuring plan in December 2016 that includes a significant number of position eliminations. Affected employees were offered a severance package contingent upon completion of the terms of their employment. In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, an expense was accrued in 2016 for the severance benefit of $21,615.

During December 2015, the Company offered select employees the opportunity to participate in the Transamerica Voluntary Separation Incentive Plan (VSIP). Eligible employees were given until January 18, 2016 to make an election. Following SSAP No. 11, Postemployment Benefits and Compensated Absences, and SSAP No. 5R, an expense was accrued in 2015 for the post-employment benefit in the amount of $34,824. The remaining accrual balance at the year ended December 31, 2016 was $5,876.

12. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company is party to a common cost allocation service agreement between TA Corp companies, in which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. The Company is also party to a service agreement with TFLIC, in which the Company provides services, including accounting, data processing and other professional services, in consideration of reimbursement of the actual costs of services rendered. The Company is also a party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. whereby the advisor serves as the administrator and advisor for the Company’s mortgage loan operations. AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. The amount received by the Company as a result of being a party to these agreements was $993,182 $802,298 and $1,144,599 during 2016, 2015 and 2014, respectively. The amount paid as a result of being a party to these agreements was $610,754, $445,462 and $859,389 during 2016, 2015 and 2014, respectively. Fees charged between affiliates approximate their cost. The Company has an administration service agreement with Transamerica Asset Management, Inc. to provide administrative services to the AEGON/Transamerica Series Trust. The Company received $136,494, $133,831 and $124,653 for these services during 2016, 2015 and 2014, respectively.

Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement. The Company incurred expenses under this agreement of $56,076, $71,184 and $143,027 for the years ended December 31, 2016, 2015 and 2014, respectively.

Receivables from and payables to affiliates bear interest at the thirty-day commercial paper rate. During 2016, the Company received net interest of $63 from affiliates. During 2015 and 2014, the Company paid net interest of $90 and $50, respectively, to affiliates. At December 31, 2016 and 2015, respectively, the Company reported receivables from affiliates of $111,305 and $59,963. At December 31, 2016 and 2015, respectively, the Company reported payables to affiliates of $115,256 and $18,965. Terms of settlement require that these amounts are settled within 90 days.

98

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2016, the Company had no short-term intercompany notes receivable. At December 31, 2015, the Company had short-term intercompany notes receivable of $278,771 as follows. In accordance with SSAP No. 25, Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties, these notes are reported as short-term investments.

Receivable from	Amount	Due By	Interest Rate
Transamerica Corporation	$254,271	October 27, 2016	0.25%
Transamerica Corporation	24,500	October 28, 2016	0.25%

During 1998, the Company issued life insurance policies to two affiliated companies, covering the lives of certain employees of those affiliates. Aggregate reserves for policies and contracts related to these policies are $165,912 and $162,440 at December 31, 2016 and 2015, respectively.

In prior years, the Company purchased life insurance policies covering the lives of certain employees of the Company from an affiliate. At December 31, 2016 and 2015, the cash surrender value of these policies was $171,075 and $167,132, respectively.

The Company utilizes the look-through approach in valuing its investment in the following four entities.

Real Estate Alternatives Portfolio 2, LLC (REAP 2)	$33,145
Real Estate Alternatives Portfolio 3, LLC (REAP 3)	$65,966
Real Estate Alternatives Portfolio 4 HR, LLC (REAP 4 HR)	$116,110
SB Frazer Owner, LLC (SB Frazer)	$1,203

The financial statements for these entities are not audited and the Company has limited the value of its investment in these entities to the value contained in the audited financial statements of the underlying LP/LLC investments, including adjustments required by SSAP No. 97 of SCA entities and/or non-SCA SSAP No. 48 entities owned by REAP 2, REAP 3, REAP 4 HR, and SB Frazer, and valued in accordance with the relevant paragraphs of SSAP No. 97. All liabilities, commitments, contingencies, guarantees, or obligations of REAP 2, REAP 3, REAP 4 HR, and SB Frazer, which are required to be recorded as liabilities, commitments, contingencies, guarantees, or obligations under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in REAP 2, REAP 3, REAP 4HR, and SB Frazer, if not already recorded in the financial statements of REAP 2, REAP 3, REAP 4HR, and SB Frazer.

99

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following table shows the disclosures for all SCA investments, except 8bi entities, and balance sheet value (admitted and nonadmitted) as of December 31, 2016:

	Percentage of	Gross	Admitted	Nonadmitted
SCA Entity	SCA Ownership	Amount	Amount	Amount
SSAP No. 97 8a Entities
None	—%	$—	$—	$—

Total SSAP No. 97 8a Entities	XXX	$—	$—	$—

SSAP No. 97 8b(ii) Entities
None	—%	$—	$—	$—

Total SSAP No. 97 8b(ii) Entities	XXX %	$—	$—	$—

SSAP No. 97 8b(iii) Entities
REAL ESTATE ALTERN PORT 3A INC	53.60%	$17,252	$17,252	$—
GARNET ASSURANCE CORP	100.00	—	—	—
LIFE INVESTORS ALLIANCE LLC	100.00	—	—	—
ASIA INVESTMENT HOLDING LTD	100.00	—	—	—
AEGON FINANCIAL SERVICES GROUP	100.00	—	—	—
GARNET ASSURANCE CORP III	100.00	—	—	—

Total SSAP No. 97 8b(iii) Entities	XXX	$17,252	$17,252	$—

SSAP No. 97 8b(iv) Entities
TRANSAMERICA LIFE (BERMUDA) LTD	94.07%	$924,100	$924,100	$—

Total SSAP No. 97 8b(iv) Entities	XXX	$924,100	$924,100	$—

Total SSAP No. 97 8b Entities (except 8bi entities)	XXX	$941,352	$941,352	$—

Aggregate Total	XXX	$941,352	$941,352	$—

100

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following table shows the NAIC responses for the SCA filings (except 8Bi entities):

SCA Entity	Type of NAIC Filing*	Date of Filing to the NAIC	NAIC Valuation Amount	NAIC Response Received Y/N	NAIC Disallowed Entities Valuation Method, Submission Required Y/N	Code**
SSAP No. 97 8a Entities
None			$—

Total SSAP No. 97 8a Entities	—	—	$—	—	—	—

SSAP No. 97 8b(ii) Entities
None			$—

Total SSAP No. 97 8b(ii) Entities	—	—	$—	—	—	—

SSAP No. 97 8b(iii) Entities
REAL ESTATE ALTERN PORT 3A INC	S2	12/8/2016	$20,592	Y	N	I
GARNET ASSURANCE CORP	NA		—	N	N	I
LIFE INVESTORS ALLIANCE LLC	NA		—	N	N	I
ASIA INVESTMENT HOLDING LTD	NA		—	N	N	I
AEGON FINANCIAL SERVICES GROUP	NA		—	N	N	I
GARNET ASSURANCE CORP III	NA		—	N	N	I

Total SSAP No. 97 8b(iii) Entities	—	—	$20,592	—	—	—

SSAP No. 97 8b(iv) Entities
TRANSAMERICA LIFE (BERMUDA) LTD	NA		$924,100	N	N	I

Total SSAP No. 97 8b(iv) Entities	—	—	$924,100	—	—	—

Total SSAP No. 97 8b Entities (except 8bi entities)	—	—	$944,692	—	—	—

Aggregate Total	—	—	$944,692	—	—	—

*	S1 – Sub1, S2 – Sub2 or RDF – Resubmission of Disallowed Filing
**	I – Immaterial or M – Material

The Company reports an investment in the following insurance SCAs for which the reported statutory equity reflects a departure from NAIC SAP. Each of the insurance SCAs listed in the table below reflects an admitted asset, equal to the value of the letter of credit provided by an unaffiliated company, whereas this would not be an admitted asset recognized by SSAP No. 4, Assets and Non Admitted Assets.

101

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The monetary effect on net income and surplus as a result of using an accounting practice that differed from NAIC SAP, the amount of the investment in the insurance SCA per reported statutory equity, and amount of the investment if the insurance SCA has completed statutory financial statements in accordance with the NAIC SAP. The SCAs are valued in the Company’s financial statements at zero in accordance with SSAP No. 97.

	Monetary Effect on NAIC SAP		Amount of Investment
				If the Insurance
				SCA Had
	Net		Per	Completed
	Income	Surplus	Reported	Statutory
SCA Entity	Increase	Increase	Statutory	Financial
(Investments in Insurance SCA Entities)	(Decrease)	(Decrease)	Equity	Statements*
LIICA Re II	$—	$(120,000)	$107,327	$—
Pine Falls Re	—	(1,181,330)	368,914	—
Stonebridge Reinsurance Company	—	(900,422)	84,068	—
MLIC Re	—	(990,000)	420,607	—

*	Per AP&P Manual (without permitted or prescribed practices)

The above SCA entities had not been permitted to include a letter of credit as an admitted asset recognized in the financial statements, the risk- based capital would have been below the mandatory control level. If the RBC for each of the insurance SCA entities listed above would have triggered a regulatory event had they not used a prescribed practice.

13. Commitments and Contingencies

At December 31, 2016 and 2015, the Company has mortgage loan commitments of $24,877 and $3,000, respectively.

The Company has contingent commitments for $809,291 and $374,233 as of December 31, 2016 and 2015, respectively, to provide additional funding for various joint ventures, partnerships, and limited liability companies, which includes LIHTC commitments of $48,742 and $8,611, respectively.

The company leases office buildings under various non-cancelable operating lease agreements. Rental expense for years 2016 and 2015 was $12,837 and $13,009, respectively. The minimum aggregate rental commitments are as follows:

Year	Amount
2017	$14,987
2018	11,738
2019	8,314
2020	8,445
2021	8,265

The Company is not involved in any material sales-leaseback transactions. Leasing (lessor leasing) is not a significant part of the Company’s business activities in terms of revenue, net income or assets.

102

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2016 and 2015, the Company has private placement commitments outstanding of $21,679 and $69,000, respectively.

The Company sold $5,858 of securities on a TBA basis as of December 31, 2016. Due to different counterparties, the receivable related to these TBAs was not reclassed. The Company sold $209,176 securities on a TBA basis as of December 31, 2015. The receivable related to these TBAs was reclassed. Note 5, Investments, provides details on the offsetting and netting of assets and liabilities related to this transaction.

The Company may pledge assets as collateral for derivative transactions. At December 31, 2016 and 2015, the Company has pledged invested assets with a carrying value of $989,453 and $314,892, respectively, and fair value of $1,081,242 and $349,075, respectively, in conjunction with these transactions.

Cash collateral received from derivative counterparties as well as the obligation to return the collateral is recorded on the Company’s balance sheet. The amount of cash collateral received as of December 31, 2016 and 2015, respectively, was $714,431 and $1,057,821. In addition, securities in the amount of $198,786 and $339,479 were also posted to the Company as of December 31, 2016 and 2015, respectively, which were not included on the balance sheet of the Company as the Company does not have the ability to sell or repledge the collateral.

The Company may pledge assets as collateral for transactions involving funding agreements. At December 31, 2016 and 2015, the Company has pledged invested assets with a carrying amount of $42,588 and $45,928 respectively, and fair value of $44,079 and $48,843 respectively, in conjunction with these transactions

The Company has provided back-stop guarantees for the performance of non-insurance affiliates or subsidiaries that are involved in the guaranteed sale of investments in low-income housing tax credit partnerships. The nature of the obligation is to provide third-party investors with a minimum guaranteed annual and cumulative return on their contributed capital which is based on tax credits and tax losses generated from the low income housing tax credit partnerships. Guarantee payments arise if low income housing tax credit partnerships experience unexpected significant decreases in tax credits and tax losses or there are compliance issues with the partnerships. A significant portion of the remaining term of the guarantees is between 13-18 years. The Company did not recognize a liability for the low income housing tax credit guarantees at December 31, 2016 or 2015, as the maximum potential amount of future payments the Company could be required to make is immaterial to the Company’s financial results. In the event the Company is required to make a payment under this guarantee, the payment would be reflected in the Company’s financial statements as a decrease in net investment income. The maximum potential amount of future payments (undiscounted) that the Company could be required to make under these guarantees was $59 and $88 at December 31, 2016 and 2015, respectively. No payments are required as of December 31, 2016. The current assessment of risk of making payments under these guarantees is remote.

The Company has guaranteed to the Monetary Authority of Singapore (MAS) that it will provide adequate funds to make up for any liquidity shortfall in its wholly-owned foreign life insurance subsidiary, TLB (Singapore Branch), and continues to meet, pay and settle all present and future obligations of TLB. As of December 31, 2016, there is no payment or performance risk because TLB has adequate liquidity as of this date.

103

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company has guaranteed to the Hong Kong Insurance Authority that it will provide the financial support to TLB for maintaining TLB’s solvency at all times so as to enable TLB to promptly meet its obligations and liabilities. If at any time the value of TLB’s assets do not exceed its liabilities by the prevailing acceptable level of solvency, the Company will increase the paid up share capital of TLB or provide financial assistance to TLB to maintain the acceptable level of solvency, defined as net assets at one hundred and fifty percent of the required margin of solvency as stipulated under the Insurance Companies (Margin of Solvency) Regulation. As of December 31, 2016, there is no payment or performance risk because TLB is able to meet its obligations and has assets in excess of its liabilities by the prevailing level of solvency as of this date.

The Company has guaranteed that TLB will (1) maintain tangible net worth of at least equal to the greater of 165% of S&P Risk-Based Capital and the minimum required by regulatory authorities in all jurisdictions in which TLB operates, (2) have, at all times, sufficient cash to pay all contractual obligations in a timely manner and (3) have a maximum operating leverage ratio of 20 times. TLIC can terminate this agreement upon thirty days written notice, but not until TLB attains a rating from S&P the same as without the support from this agreement, or the entire book of TLB business is transferred provided that it is transferred to an entity with a rating from S&P that is the same as or better than TLIC’s then current rating or AA, whichever is lower. As of December 31, 2016, there is no payment or performance risk because TLB has adequate tangible net worth, sufficient cash to meet its obligations and an operating leverage ratio not in excess of 20 times as of this date.

The Company is not able to estimate the financial statement impact or the maximum potential amount of future payments it could be required to make under these three guarantees as they are considered to be unlimited under the provisions of SSAP No. 5R.

The Company has provided a guarantee to TLB’s (Singapore Branch) policyholders. If TLB fails to pay a valid claim solely by reason of it becoming insolvent as defined by Bermuda law, then the Company shall pay directly to the policy owner or named beneficiary the amount of the valid claim. At December 31, 2016 and 2015, TLB holds related statutory-basis policy and claim reserves of $1,880,923 and $1,567,299, respectively, which would be the maximum potential amount of future payments the Company could be required to make under this guarantee. In the event the Company is required to make a payment under this guarantee, the payment would be reflected in the Company’s financial statements as an increase to incurred claims. As of December 31, 2016, there is no payment or performance risk because TLB is not insolvent as of this date.

The Company has provided a guarantee to TLB’s (Hong Kong Branch) policyholders. If TLB fails to pay a valid claim solely by reason of it becoming insolvent as defined by Bermuda law, then the Company shall pay directly to the policy owner or named beneficiary the amount of the valid claim. At December 31, 2016 and 2015, TLB holds related statutory-basis policy and claim reserves of $3,005,979 and 2,587,349, respectively, which would be the maximum potential amount of future payments the Company could be required to make under this guarantee. In the event the Company is required to make a payment under this guarantee, the payment would be reflected in the Company’s financial statements as an increase to incurred claims. As of December 31, 2016, there is no payment or performance risk because TLB is not insolvent as of this date.

104

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company did not recognize a liability for any of the TLB guarantees due to the adoption of SSAP No. 5R at December 31, 2016 or 2015, as a liability is not required for guarantees to or on behalf of a wholly-owned subsidiary. Management monitors TLB’s financial condition, and there are no indications that TLB will become insolvent. As such, management feels the risk of payment under these guarantees on behalf of TLB is remote.

Effective July 1, 2016, the Company became a party to a fee agreement with TLB whereby the Company continues to provide the guarantees with respect to TLB described in the paragraphs above. The Company received $260 under this agreement in 2016.

The Company has provided guarantees for the obligations of noninsurance affiliates who have accepted assignments of structured settlement payment obligations from other insurers and purchased structured settlement insurance policies from subsidiaries of the Company that match those obligations. The guarantees made by the Company are specific to each structured settlement contract and vary in date and duration of the obligation. These are numerous and are backed by the reserves established by the Company to represent the present value of the future payments for those contracts. The statutory reserve established at December 31, 2016 and 2015 for the total payout block is $3,363,290 and $3,448,503, respectively. As this reserve is already recorded on the balance sheet of the Company, there was no additional liability recorded due to the adoption of SSAP No. 5R.

The following table provides an aggregate compilation of guarantee obligations as of December 31, 2016 and 2015:

	December 31
	2016	2015
Aggregate maximum potential of future payments of all guarantees (undiscounted)	$4,886,961	$4,154,736

Current liability recognized in financial statements:
Noncontingent liabilities	—	—

Contingent liabilities	—	—

Ultimate financial statement impact if action required:
Incurred claims	4,886,902	4,154,648
Other	59	88

Total impact if action required	$4,886,961	$4,154,736

The Company is a member of the FHLB of Des Moines. Through its membership, the Company has conducted business activity (borrowings) with the FHLB. It is part of the Company’s strategy to utilize these funds for asset and liability management and spread lending purposes. The Company has determined the actual/estimated long-term maximum borrowing capacity as $4,614,389. The Company calculated this amount in accordance with the terms and conditions of agreement with FHLB of Des Moines.

105

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2016 and 2015, the Company purchased/owned the following FHLB stock as part of the agreement:

	Year Ended December 31
	2016	2015
Membership Stock:
Class A	$—	$—
Class B	10,000	10,000
Activity Stock	166,800	94,000
Excess Stock	—	—

Total	$176,800	$104,000

At December 31, 2016, Membership Stock (Class A and B) Eligible for Redemption and the anticipated timeframe for redemption was as follows:

	Less Than 6 Months	6 Months to Less Than 1 Year	1 to Less Than 3 Years	3 to 5 Years
Membership Stock
Class A	$—	$—	$—	$—
Class B	—	—	—	10,000
Total	$—	$—	$—	$10,000

At December 31, 2016 and 2015, the amount of collateral pledged to the FHLB was as follows:

	Fair Value	Carry Value
December 31, 2016
Total Collateral Pledged	$5,344,860	$5,155,703

	Fair Value	Carry Value
Decemeber 31, 2015
Total Collateral Pledged	$3,463,755	$3,299,057

During 2016 and 2015, the maximum amount pledged to the FHLB during reporting period was as follows:

	Fair Value	Carry Value
2016
Maximum Collateral Pledged	$5,344,860	$5,155,703

	Fair Value	Carry Value
2015
Maximum Collateral Pledged	$3,841,327	$3,554,195

106

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2016 and 2015, the borrowings from the FHLB were as follows:

		Funding
		Agreements
	General	Reserves
	Account	Established
December 31, 2016
Debt	$1,820,000	$—
Funding agreements	2,350,000	2,350,742
Other	—	—

Total	$4,170,000	$2,350,742

		Funding
		Agreements
	General	Reserves
	Account	Established
December 31, 2015
Debt	$—	$—
Funding agreements	2,350,000	1,450,418
Other	108,156	—

Total	$2,458,156	$1,450,418

During 2016, the maximum amount of borrowings during reporting period was as follows:

General Account
2016
Debt	$1,820,000
Funding agreements	2,350,000
Other	—

Total	$4,170,000

At December 31, 2016 the prepayment penalties information is as follows:

Does the Company have prepayment obligations under the following arrangements (yes/no)?
Debt	NO
Funding Agreements	NO
Other	N/A

107

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company has issued synthetic GIC contracts to benefit plan sponsors totaling $2,704,658 and $2,503,747 as of December 31, 2016 and 2015, respectively. A synthetic GIC is an off-balance sheet fee-based product sold primarily to tax qualified plans. The plan sponsor retains ownership and control of the related plan assets. The Company provides book value benefit responsiveness in the event that qualified plan benefit requests exceed plan cash flows. In certain contracts, the Company agrees to make advances to meet benefit payment needs and earns a market interest rate on these advances. The periodically adjusted contract-crediting rate is the means by which investment and benefit responsive experience is passed through to participants. In return for the book value benefit responsive guarantee, the Company receives a premium that varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material impact on reported financial results. To comply with statutory guidelines no related reserves have been recorded at December 31, 2016.

The Company has guaranteed the full faith and complete performance of Mid-West National Life Insurance Company of Tennessee (Mid-West), an unaffiliated company, through execution of a Cut-Through Endorsement and Substitution Agreement and a Stop-Loss Reinsurance Agreement, with respect to the obligations of Mid-West on a block of annuity contracts assumed by Mid-West from Mutual Security Life Insurance Company in Liquidation (Transferred Contracts). The Company agrees to substitute itself in Mid-West’s place with respect to the Transferred Contracts if Mid-West fails to perform any of the terms, duties, and conditions of the reinsurance agreement between Mid-West and Mutual Security Life Insurance Company. This guarantee is in force until all duties and obligations of the Transferred Contracts and the agreements have been completely satisfied. Wilton Reinsurance Company has agreed to reimburse TLIC for any payments made. As of December 31, 2016, the most recent reserve balance reported to the Company (as of September 30, 2016) is $8,290. As of December 31, 2016, the Company does not anticipate future action under the guarantee will be required.

The Company is a party to legal proceedings involving a variety of issues incidental to its business, including class actions. Lawsuits may be brought in nearly any federal or state court in the United States or in an arbitral forum. In addition, there continues to be significant federal and state regulatory activity relating to financial services companies. The Company’s legal proceedings are subject to many variables, and given its complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes include substantial demands for compensatory and punitive damages, and injunctive relief, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company, except where right of offset against other taxes paid is allowed by law. Amounts available for future offsets are recorded as an asset on the Company’s balance sheet. The future obligation for known insolvencies has been accrued based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $20,034 and $6,375 and an offsetting premium tax benefit of $13,593 and $3,205 at December 31, 2016 and 2015, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund (benefit) expense was $6,142, $1,112 and $(57), for the years ended December 31, 2016, 2015 and 2014, respectively.

108

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

14. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

The Company has recorded liabilities of $91,808 and $90,299 for municipal repurchase agreements as of December 31, 2016 and 2015, respectively. The repurchase agreements are primarily collateralized by investment-grade corporate bonds with book values of $147,444 and $109,792, respectively, and fair values of $156,407 and $114,644, respectively, as of December 31, 2016 and 2015. These securities have maturity dates that range from 2017 to 2097.

For repurchase agreements, the Company rigorously manages asset/liability risks via an integrated risk management framework. The Company’s liquidity position is monitored constantly, and factors heavily in the management of the asset portfolio. Projections comparing liquidity needs to available resources in both adverse and routine scenarios are refreshed monthly. The results of these projections on time horizons ranging from 16 months to 24 months are the basis for the near-term liquidity planning. This liquidity model excludes new business (non applicable for the spread business), renewals and other sources of cash and assumes all liabilities are paid off on the earliest dates required. Interest rate risk is carefully managed, in part through rigorously defined and monitored derivatives programs.

The Company enters into dollar repurchase agreements in which securities are delivered to the counterparty once adequate collateral has been received. At December 31, 2016 and 2015, the Company had dollar repurchase agreements outstanding in the amount of $453,474 and $705,253, respectively. The Company had an outstanding liability for borrowed money in the amount $445,656 and $496,529, which included accrued interest of $1,217 and $1,941, at December 31, 2016 and 2015, respectively due to participation in dollar repurchase agreements.

The contractual maturities of the dollar repurchase agreement positions are as follows:

Fair Value
Open	$444,439
30 days or less	—
31 to 60 days	—
61 to 90 days	—
Greater than 90 days	—

Total	444,439
Securities received	—

Total collateral received	$444,439

109

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. The details by NAIC designation 3 or below of securities sold during 2016 and reacquired within 30 days of the sale date are:

	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Gain/(Loss)
Bonds:
NAIC 4	1	$1,071	$1,067	$4
Common stocks:
NAIC L	2	$8	$8	$1

15. Reconciliation to Statutory Statement

The following is a reconciliation of amounts previously reported to the Iowa Department of Financial Regulation in the 2016 Annual Statement, to those reported in the accompanying statutory-basis financial statements:

December 31, 2016
Balance Sheet
Total assets as reported in the Company’s Annual Statement	$131,790,028
Increase in receivable from parent, subsidiaries and affiliates	111,305
Decrease in other invested asset receivable	(111,305)

Total assets as reported in the accompanying audited statutory basis balance sheet	$131,790,028

Statement of Cash Flow
Investing activities
Total net cash from investing activities in the Company’s Annual Statement	$(1,613,038)
Decrease in miscellaneous applications	111,610

Total net cash from investing activities as reported in the accompanying audited statutory basis statement of cash flow	$(1,501,428)
Financing and miscellaneous activities
Total net cash from financing and miscellaneous sources in the Company’s Annual Statement	$625,357
Increase in change in receivable from parent, subsidaries, and affiliates	(111,610)

Total net cash from financing and miscellaneous sources as reported in the accompanying audited statutory basis statement of cash flow	$513,747

In the 2016 Annual Statement, a receivable was incorrectly classified as an other invested asset rather than a receivable from parent, subsidiaries and affiliates.

110

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

16. Subsequent Events

The financial statements are adjusted to reflect events that occurred between the balance sheet date and the date when the financial statements are issued, provided they give evidence of conditions that existed at the balance sheet date (Type I). Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in an adjustment of the financial statements themselves (Type II). The Company has not identified any Type I or Type II subsequent events for the year ended December 31, 2016 through April 24, 2017.

111

Transamerica Life Insurance Company

Appendix A – Listing of Affiliated Companies

Transamerica Corporation

EIN: 42-1484983

AFFILIATIONS SCHEDULE

YEAR ENDED DECEMBER 31, 2016

Attachment to Note 7

Entity Name	FEIN
Transamerica Corporation	42-1484983
AEGON Alliances Inc	56-1358257
AEGON Asset Management Services Inc	39-1884868
AEGON Assignment Corp (Illinois)	42-1477359
AEGON Assignment Corp of Kentucky	61-1314968
AEGON Direct Marketing Services Inc	42-1470697
AEGON Direct Marketing Services International Inc	52-1291367
AEGON Financial Services Group Inc	41-1479568
AEGON Institutional Markets Inc	61-1085329
AEGON Management Company	35-1113520
AEGON Structured Settlements Inc	61-1068209
AEGON USA Real Estate Services Inc	61-1098396
AEGON USA Realty Advisors of CA FKA Pensaprima Inc	20-5023693
AFSG Securities Corporation	23-2421076
AUSA Properties Inc	27-1275705
Commonwealth General Corporation	51-0108922
Creditor Resources Inc	42-1079584
CRI Solutions Inc	52-1363611
Financial Planning Services Inc	23-2130174
Firebird Reinsurance Corporation	47-3331975
Garnet Assurance Corporation	11-3674132
Garnet Assurance Corporation II	14-1893533
Garnet Assurance Corporation III	01-0947856
Global Preferred RE LTD	98-0164807
Intersecurities Ins Agency	42-1517005
Investors Warranty of America Inc	42-1154276
LIICA RE I	20-5984601
LIICA RE II	20-5927773

112

Transamerica Life Insurance Company

Appendix A – Listing of Affiliated Companies (continued)

Transamerica Corporation

EIN: 42-1484983

AFFILIATIONS SCHEDULE

YEAR ENDED DECEMBER 31, 2016

Attachment to Note 7

Entity Name	FEIN
Massachusetts Fidelity Trust	42-0947998
MLIC RE I Inc	01-0930908
Money Services Inc	42-1079580
Monumental General Administrators Inc	52-1243288
Pearl Holdings Inc I	20-1063558
Pearl Holdings Inc II	20-1063571
Pine Falls Re Inc	26-1552330
Real Estate Alternatives Portfolio 3A Inc	20-1627078
River Ridge Insurance Company	20-0877184
Short Hills Management	42-1338496
Stonebridge Benefit Services Inc	75-2548428
Stonebridge Reinsurance Company	61-1497252
TCF Asset Management Corp	84-0642550
TCFC Air Holdings Inc	32-0092333
TCFC Asset Holdings Inc	32-0092334
TLIC Oakbrook Reinsurance Inc.	47-1026613
TLIC Riverwood Reinsurance Inc	45-3193055
TLIC Watertree Reinsurance Inc	81-3715574
Tranasmerica Advisors Life Insurance Company (FKA MLLIC)	91-1325756
Transamerica Accounts Holding Corp	36-4162154
Transamerica Affinity Services Inc	42-1523438
Transamerica Affordable Housing Inc	94-3252196
Transamerica Agency Network Inc (FKA: Life Inv Fin Group)	61-1513662
Transamerica Annuity Service Corporation	85-0325648
Transamerica Asset Management (fka Transamerica Fund Adviso)	59-3403585
Transamerica Capital Inc	95-3141953
Transamerica Casualty Insurance Company	31-4423946
Transamerica Commercial Finance Corp I	94-3054228
Transamerica Consumer Finance Holding Company	95-4631538
Transamerica Corporation (OREGON)	98-6021219
Transamerica Distribution Finance Overseas Inc	36-4254366
Transamerica Finance Corporation	95-1077235

113

Transamerica Life Insurance Company

Appendix A – Listing of Affiliated Companies (continued)

Transamerica Corporation

EIN: 42-1484983

AFFILIATIONS SCHEDULE

YEAR ENDED DECEMBER 31, 2016

Attachment to Note 7

Entity Name	FEIN
Transamerica Financial Advisors FKA InterSecurities	59-2476008
Transamerica Financial Life Insurance Company	36-6071399
Transamerica Fund Services Inc	59-3403587
Transamerica Home Loan	95-4390993
Transamerica International Re (Bermuda) Ltd	98-0199561
Transamerica Investors Securities Corp	13-3696753
Transamerica Leasing Holdings Inc	13-3452993
Transamerica Life Insurance Company	39-0989781
Transamerica Pacific Insurance Co Ltd	94-3304740
Transamerica Premier Life Insurance Company	52-0419790
Transamerica Resources Inc (FKA: Nat Assoc Mgmt)	52-1525601
Transamerica Small Business Capital Inc	36-4251204
Transamerica Stable Value Solutions Inc	27-0648897
Transamerica Vendor Financial Services Corporation	36-4134790
United Financial Services Inc	52-1263786
WFG China Holdings Inc	20-2541057
World Fin Group Ins Agency of Massachusetts Inc	04-3182849
World Financial Group Inc	42-1518386
World Financial Group Ins Agency of Hawaii Inc	99-0277127
World Financial Group Insurance Agency of WY Inc	42-1519076
World Financial Group Insurance Agency	95-3809372
Zahorik Company Inc	95-2775959
Zero Beta Fund LLC	26-1298094

114

Statutory-Basis Financial

Statement Schedules

Transamerica Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2016

SCHEDULE I

			Amount at
			Which Shown
		Fair	in the
Type of Investment	Cost (1)	Value	Balance Sheet (2)
Fixed maturities
Bonds:
United States government and government agencies and authorities	$8,179,856	$8,441,228	$8,229,805
States, municipalities and political subdivisions	1,440,915	1,423,882	1,440,864
Foreign governments	399,387	409,234	399,387
Hybrid securities	649,843	636,492	649,822
All other corporate bonds	27,930,336	30,832,582	27,907,174
Preferred stocks	95,648	94,325	95,547

Total fixed maturities	38,695,985	41,837,743	38,722,599
Equity securities
Common stocks:
Industrial, miscellaneous and all other	179,505	194,833	194,833

Total equity securities	179,505	194,833	194,833
Mortgage loans on real estate	5,641,558		5,641,558
Real estate	121,897		121,897
Policy loans	607,746		607,746
Other long-term investments	764,618		764,618
Receivable for Securities	120,312		120,312
Securities Lending	2,303,603		2,303,603
Cash, cash equivalents and short-term investments	1,470,814		1,470,814

Total investments	$49,906,038		$49,947,980

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.
(2)	United States government, state, municipal and political, hybrid and corporate bonds of $42,659 are held at fair value rather than amortized cost due to having an NAIC 6 rating. A preferred stock security is held at its fair value of $3,153 due to having an NAIC 6 rating.

116

Transamerica Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

						Benefits,
						Claims
	Future Policy		Policy and		Net	Losses and	Other
	Benefits and	Unearned	Contract	Premium	Investment	Settlement	Operating
	Expenses	Premiums	Liabilities	Revenue	Income*	Expenses	Expenses*
Year ended December 31, 2016
Individual life	$14,039,759	$—	$241,127	$1,044,264	$741,186	$1,793,850	$856,746
Individual health	4,102,287	96,408	177,690	128,097	285,489	358,011	164,250
Group life and health	1,920,903	26,223	111,533	646,226	123,645	395,670	313,984
Annuity	17,189,479	—	18,703	12,204,066	1,016,736	11,951,569	2,040,802
Other	—	—	—	—	286,762	—	—

	$37,252,428	$122,631	$549,053	$14,022,653	$2,453,818	$14,499,100	$3,375,782

Year ended December 31, 2015
Individual life	$14,281,360	$—	$294,838	$973,383	$725,919	$2,085,979	$800,784
Individual health	3,825,220	101,563	171,161	247,524	281,181	465,188	259,508
Group life and health	1,893,922	26,260	109,739	664,396	95,206	277,444	307,198
Annuity	15,700,664	—	25,920	12,919,985	1,109,860	8,792,427	5,983,656
Other	—	—	—	—	114,826	—	—

	$35,701,166	$127,823	$601,658	$14,805,288	$2,326,992	$11,621,038	$7,351,146

Year ended December 31, 2014
Individual life	$14,077,989	$—	$235,349	$2,255,406	$784,891	$1,474,878	$2,078,598
Individual health	3,469,272	108,308	173,505	(3,366,284)	233,091	593,464	184,228
Group life and health	2,039,392	26,474	111,607	709,068	167,144	418,964	402,714
Annuity	17,498,115	—	22,001	16,656,874	1,174,388	9,961,398	8,490,721

	$37,084,768	$134,782	$542,462	$16,255,064	$2,359,514	$12,448,704	$11,156,261

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

117

Transamerica Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

			Assumed		Percentage
		Ceded to	From		of Amount
	Gross	Other	Other	Net	Assumed
	Amount	Companies	Companies	Amount	to Net
Year ended December 31, 2016
Life insurance in force	$529,122,141	$916,395,356	$525,650,271	$138,377,056	380%

Premiums:
Individual life	$2,501,843	$2,887,979	$1,430,399	$1,044,263	137%
Individual health	554,332	431,437	5,202	128,097	4%
Group life and health	820,508	203,774	29,492	646,226	5%
Annuity	10,204,544	(1,953,227)	46,295	12,204,066	0%

	$14,081,227	$1,569,963	$1,511,388	$14,022,652	11%

Year ended December 31, 2015
Life insurance in force	$526,735,949	$884,406,081	$541,956,160	$184,286,028	294%

Premiums:
Individual life	$2,399,330	$2,771,123	$1,345,164	$973,371	138%
Individual health	705,974	468,848	11,260	248,386	5%
Group life and health	864,846	234,779	34,330	664,397	5%
Annuity	13,651,819	826,310	94,476	12,919,985	1%

	$17,621,969	$4,301,060	$1,485,230	$14,806,139	10%

Year ended December 31, 2014
Life insurance in force	$495,242,330	$938,375,587	$580,466,611	$137,333,354	423%

Premiums:
Individual life	$2,671,642	$1,856,326	$1,440,367	$2,255,683	64%
Individual health	638,552	4,021,733	16,898	(3,366,283)	-1%
Group life and health	855,114	185,824	39,779	709,069	6%
Annuity	14,697,625	(1,859,920)	99,330	16,656,875	1%

	$18,862,933	$4,203,963	$1,596,374	$16,255,344	10%

118

FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VA B

Years Ended December 31, 2016 and 2015

Transamerica Life Insurance Company

Separate Account VA B

Financial Statements

Years Ended December 31, 2016 and 2015

Report of Independent Registered Public Accounting Firm

To the Contract Owners of

Subaccounts of Separate Account VA B and

Board of Directors of

Transamerica Life Insurance Company

In our opinion, for each of the subaccounts of Separate Account VA B indicated in the table below, the accompanying statements of assets and liabilities, and the related statement of operations and change in net assets present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA B as of the date indicated in the table, and the results of each of their operations and changes in each of their net assets for each of the periods indicated in the table, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Transamerica Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinions.

AB Balanced Wealth Strategy Class B Shares (1)	TA BlackRock Tactical Allocation Service Class (1)
AB Growth and Income Class B Shares (1)	TA Clarion Global Real Estate Securities Initial Class (1)
AB Large Cap Growth Class B Shares (1)	TA Clarion Global Real Estate Securities Service Class (1)
American Funds - Asset Allocation Class 2 Shares (1)	TA International Moderate Growth Initial Class (1)
American Funds - Bond Class 2 Shares (1)	TA International Moderate Growth Service Class (1)
American Funds - Growth Class 2 Shares (1)	TA Janus Balanced Service Class (1)
American Funds - Growth-Income Class 2 Shares (1)	TA Janus Mid-Cap Growth Initial Class (1)
American Funds - International Class 2 Shares (1)	TA Janus Mid-Cap Growth Service Class (1)
BlackRock Basic Value V.I. Class I Shares (1)	TA Jennison Growth Initial Class (1)
BlackRock Global Allocation V.I. Class I Shares (1)	TA Jennison Growth Service Class (1)
BlackRock High Yield V.I. Class I Shares (1)	TA JPMorgan Core Bond Service Class (1)
Catalyst Dividend Capture VA (1)	TA JPMorgan Enhanced Index Initial Class (1)
Catalyst Insider Buying VA (1)	TA JPMorgan Enhanced Index Service Class (1)
Fidelity® VIP Balanced Service Class 2 (1)	TA JPMorgan Mid Cap Value Service Class (1)
Fidelity® VIP Contrafund® Initial Class (1)	TA JPMorgan Tactical Allocation Service Class (1)
Fidelity® VIP Contrafund® Service Class 2 (1)	TA Legg Mason Dynamic Allocation - Balanced Service Class (1)
Fidelity® VIP Equity-Income Initial Class (1)	TA Legg Mason Dynamic Allocation - Growth Service Class (1)
Fidelity® VIP Equity-Income Service Class 2 (1)	TA Madison Balanced Allocation Service Class (1)
Fidelity® VIP Growth Initial Class (1)	TA Madison Conservative Allocation Service Class (1)
Fidelity® VIP Growth Service Class 2 (1)	TA Madison Diversified Income Service Class (1)
Fidelity® VIP Growth Opportunities Service Class 2 (1)	TA Managed Risk - Balanced ETF Service Class (1)
Fidelity® VIP Mid Cap Initial Class (1)	TA Managed Risk - Conservative ETF Service Class (1)
Fidelity® VIP Mid Cap Service Class 2 (1)	TA Managed Risk - Growth ETF Service Class (1)
Fidelity® VIP Value Strategies Initial Class (1)	TA Market Participation Strategy Service Class (1)
Fidelity® VIP Value Strategies Service Class 2 (1)	TA MFS International Equity Initial Class (1)
Franklin Founding Funds Allocation Class 4 Shares (1)	TA MFS International Equity Service Class (1)
Franklin Income Class 2 Shares (1)	TA Morgan Stanley Capital Growth Initial Class (1)
Franklin Mutual Shares Class 2 Shares (1)	TA Morgan Stanley Capital Growth Service Class (1)
Franklin Templeton Foreign Class 2 Shares (1)	TA Multi-Managed Balanced Initial Class (1)
Invesco V.I. American Franchise Series II Shares (1)	TA Multi-Managed Balanced Service Class (1)
Invesco V.I. Value Opportunities Series II Shares (1)	TA Multi-Manager Alternative Strategies Service Class (1)
Janus Aspen - Enterprise Service Shares (1)	TA PIMCO Tactical - Balanced Service Class (1)
Janus Aspen - Global Research Service Shares (1)	TA PIMCO Tactical - Conservative Service Class (1)
Janus Aspen - Perkins Mid Cap Value Service Shares (1)	TA PIMCO Tactical - Growth Service Class (1)
MFS® New Discovery Service Class (1)	TA PIMCO Total Return Initial Class (1)
MFS® Total Return Service Class (1)	TA PIMCO Total Return Service Class (1)
NVIT Emerging Markets Class D Shares (4)	TA PineBridge Inflation Opportunities Service Class (1)
State Street Total Return V.I.S. Class 3 Shares (1)	TA ProFunds UltraBear Service Class (OAM) (1)
TA AB Dynamic Allocation Initial Class (1)	TA QS Investors Active Asset Allocation - Conservative Service Class (1)
TA AB Dynamic Allocation Service Class (1)	TA QS Investors Active Asset Allocation - Moderate Service Class (1)
TA Aegon Government Money Market Initial Class (1)	TA QS Investors Active Asset Allocation - Moderate Growth Service Class (1)
TA Aegon Government Money Market Service Class (1)	TA Small/Mid Cap Value Initial Class (1)
TA Aegon High Yield Bond Initial Class (1)	TA Small/Mid Cap Value Service Class (1)
TA Aegon High Yield Bond Service Class (1)	TA T. Rowe Price Small Cap Initial Class (1)
TA Aegon U.S. Government Securities Initial Class (1)	TA T. Rowe Price Small Cap Service Class (1)
TA Aegon U.S. Government Securities Service Class (1)	TA Torray Concentrated Growth Initial Class (1)
TA American Funds Managed Risk - Balanced Service Class (2)	TA Torray Concentrated Growth Service Class (1)
TA Asset Allocation - Conservative Initial Class (1)	TA TS&W International Equity Initial Class (1)
TA Asset Allocation - Conservative Service Class (1)	TA TS&W International Equity Service Class (1)
TA Asset Allocation - Growth Initial Class (1)	TA WMC US Growth Initial Class (1)
TA Asset Allocation - Growth Service Class (1)	TA WMC US Growth Service Class (1)
TA Asset Allocation - Moderate Initial Class (1)	Vanguard® Equity Index (1)
TA Asset Allocation - Moderate Service Class (1)	Vanguard® International (1)
TA Asset Allocation - Moderate Growth Initial Class (1)	Vanguard® Mid-Cap Index (1)
TA Asset Allocation - Moderate Growth Service Class (1)	Vanguard® REIT Index (1)
TA Barrow Hanley Dividend Focused Initial Class (1)	Vanguard® Short-Term Investment Grade (1)
TA Barrow Hanley Dividend Focused Service Class (1)	Vanguard® Total Bond Market Index (1)
TA BlackRock Equity Smart Beta 100 Service Class (3)	Voya Global Perspectives Class S Shares (2)
TA BlackRock Global Allocation Service Class (1)	Voya Large Cap Value Class S Shares (2)
TA BlackRock Global Allocation Managed Risk - Balanced Service Class (1)	Voya Strategic Allocation Conservative Class S Shares (2)
TA BlackRock Global Allocation Managed Risk - Growth Service Class (1)	Voya Strategic Allocation Moderate Class S Shares (2)
TA BlackRock Smart Beta 50 Service Class (3)	Wanger International (1)
TA BlackRock Smart Beta 75 Service Class (3)	Wanger USA (1)

(1)	Statement of assets and liabilities as of December 31, 2016, and statement of operations and change in net assets for the years ended December 31, 2016 and 2015
(2)	Statement of assets and liabilities as of December 31, 2016 and statement of operations and change in net assets for the year ended December 31, 2016 and the period May 1, 2015 (commencement of operations) through December 31, 2015
(3)	Statement of assets and liabilities as of December 31, 2016 and statement of operations and change in net assets for the period March 21, 2016 (commencement of operations) through December 31, 2016
(4)	Statement of assets and liabilities as of December 31, 2016 and statement of operations and change in net assets for the period August 4, 2016 (commencement of operations) through December 31, 2016

/s/PricewaterhouseCoopers LLP

Chicago, Illinois

April 24, 2017

PART C

OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

(a)  Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)  Exhibits:

(1)	(a)		Resolution of the Board of Directors of PFL Life Insurance Company authorizing establishment of the Separate Account. Note 1.

	(b)		Authorization Changing Name of the Separate Account. Note 9.

(2)			Not Applicable.

(3)	(a)		Principal Underwriting Agreement by and between PFL Life Insurance Company, on its own behalf and on the behalf of the Separate Account, and MidAmerica Management Corporation. Note 3.

	(a)	(1)	Principal Underwriting Agreement by and between PFL Life Insurance Company, on its own behalf and on the behalf of the Separate Account, and AFSG Securities Corporation. Note 12.

	(a)	(2)

Termination of Principal Underwriting Agreement by and between AEGON USA Securities, Inc., formerly known as MidAmerica Management Corporation, and PFL Life Insurance Company on its own behalf and on the behalf of PFL Endeavor Variable Annuity Account. Note 14.

	(a)	(3)

Form of Amended and Reinstated Principal Underwriting Agreement by and between AFSG Securities Corporation and Transamerica Life Insurance Company on its behalf and on behalf of the separate investment accounts. Note 30.

	(a)	(4)	Form of Amendment No. 8 and Novation to Amended and Restated Principal Underwriting Agreement. Note 42.

	(a)	(5)	Amendment No. 10 to Amended and Restated Principal Underwriting Agreement. Note 48.

	(a)	(6)	Amended and Reinstated Principal Underwriting Agreement. Note 66

	(b)		Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer. Note 12.

	(b)	(1)	Form of Life Insurance Company Product Sales Agreement (TCI). Note 65.

(4)	(a)		Form of Policy for the Endeavor Variable Annuity. Note 3.

	(b)		Form of Policy Endorsement (Required Distributions). Note 3.

	(c)		Form of Policy Endorsement (Death Benefits). Note 4.

	(d)		Form of Policy Endorsement (Nursing Care). Note 7.

	(e)		Form of Policy Endorsement (Death Benefit). Note 8.

	(f)		Form of Policy for the Endeavor Variable Annuity. Note 10.

	(g)		Form of Policy Endorsement (Nursing Care). Note 10.

	(h)		Form of Policy for the Endeavor FI Variable Annuity. Note 11.

	(i)		Form of Policy Endorsement for the Endeavor FI (Nursing Care). Note 11.

	(j)		Form of Policy Endorsement for the Endeavor Variable Annuity. (Nursing Care) Note 11.

	(k)		Form of Policy for the Endeavor Variable Annuity. Note 12.

	(l)		Form of Policy Endorsement (New Separate Accounts and Annuity Commencement Date). Note 12.

	(m)		Form of Policy Rider for the PFL Endeavor Variable Annuity and the PFL Endeavor ML Variable Variable Annuity

(GMIB) Note 14.

	(n)		Form of Policy Endorsement for the PFL Endeavor Variable Annuity and the PFL Endeavor ML Variable Annuity (403(b) Loan). Note 15.

	(o)		Form of Group Master Policy and Optional Riders for the Endeavor Variable Annuity. Note 20.

	(p)		Form of Group Certificate for the Endeavor Variable Annuity. Note 20.

	(q)		Form of Individual Policy for the Endeavor Variable Annuity. Note 20.

	(r)		Form of Policy for the Separate Account VA B. Note 24.

	(s)		Form of Policy Rider (Additional Death Distribution). Note 24.

	(t)		Form of Policy Endorsement (Initial Payment Guarantee). Note 24

	(u)		Form of Policy Rider (Managed Annuity Program), Note 26.

	(v)		Form of Individual Policy for the Separate Account VA B. Note 32.

	(w)		Form of Policy Rider (Liquidity Rider). Note 32.

	(x)		Form of Policy Rider (MAP II), Note 32.

	(y)		Form of Policy Rider (GPS) Note 77.

	(z)		Form of Policy Rider (5 for Life) Note 77.

	(aa)		Form of Rider (ADD+) Note 37.

	(bb)		Form of Rider (5 for Life-Growth - without Death Benefit) Note 39.

	(cc)		Form of Rider (5 for Life with Growth - with Death Benefit) Note 39.

	(dd)		Form of Rider (Income Select for Life). Note 77.

	(ee)		Form of Rider (Double Enhanced). Note 43.

	(ff)		Form of Rider (Retirement Income Choice). Note 77.

	(gg)		Form of Endorsement (Fund Facilitation Fee). Note 47.

	(hh)		Form of Policy Rider (Retirement Income Choice- Double withdrawal Base Benefit). Note 77.

	(ii)		Form of Policy Rider (Retirement Income Choice 1.2). Note 77.

	(jj)		Form of Policy Rider (Retirement Income Choice 1.4). Note 77.

	(kk)		Form of Policy Rider (Income Link). Note 77.

	(ll)		Form of Policy Rider (RIM). Note 77

	(mm)		Form of Policy Rider (Retirement Income Choice 1.6). Note 66

(5)	(a)		Form of Application for the Endeavor Variable Annuity. Note 11.

	(b)		Form of Application for the Endeavor FI Variable Annuity. Note 11.

	(c)		Form of Application for the Endeavor ML Variable Annuity. Note 11.

	(d)		Form of Application for the PFL Endeavor Variable Annuity. Note 12.

	(e)		Form of Application for the PFL Endeavor Variable Annuity. Note 14.

	(f)		Form of Application for the PFL Endeavor ML Variable Annuity. Note 14.

	(g)		Form of Group Master Application for the Endeavor Variable Annuity. Note 20.

	(h)		Form of Application for Transamerica Landmark Note 24.

	(i)		Form of Application for Transamerica Landmark ML. Note 24.

	(j)		Form of Application for Transamerica Landmark. Note 32.

	(k)		Form of Application for Transamerica Landmark with Merrill Lynch Funds. Note 32.

	(l)		Form of Application. Note 33.

	(m)		Form of Application Note 51.

(6)	(a)		Articles of Incorporation of PFL Life Insurance Company. Note 3.

	(a)	(1)	Articles of Incorporation of Transamerica Life Insurance Company. Note 61.

	(a)	(2)	Articles of Incorporation of Transamerica Life Insurance Company. Note 55.

	(b)		Bylaws of PFL Life Insurance Company. Note 3.

	(b)	(1)	Bylaws of Transamerica Life Insurance Company. Note 61.

(7)			Reinsurance Agreement. Note 36.

(7)	(a)		Reinsurance agreement between Transamerica Life Insurance & Annuity Company and Swiss RE Life & Health America Inc. dated January 2, 1998. Note 50.

(7)	(b)		Reinsurance agreement between Transamerica Occidental Life Insurance Company and North American Reassurance Company dated July 1, 1994. Note 50.

(7)	(c)		Reinsurance Agreement No. FUV-1 between Transamerica Life Insurance Company and Union Hamilton Reinsurance Limited dated April 1, 2001. Note 50.

(7)	(c)1		Reinsurance agreement Amendment No. 1 to agreement FUV-1 between Transamerica Life Insurance Company and Union Hamilton Reinsurance Limited dated April 1, 2001. Note 50.

(7)	(d)

Reinsurance Agreement No. FUV-011 between Transamerica Life Insurance Company and Scottish Annuity & Life International Insurance Company (Bermuda) Limited initial dated April 1, 2001, Amended and Restated - May 1, 2007. Note 50.

(7)	(e)		Reinsurance Agreement between Transamerica Life Insurance Company and Transamerica International RE (Bermuda) LTD dated December 31, 2008. Note 50.

(7)	(e)	(1)	Amendment No. 1 to Reinsurance Agreement between Transamerica Life Insurance Company and Transamerica International RE (Bermuda) LTD dated Dated December 30, 2008. Note 56.

(7)	(e)	(2)	Amendment No. 2 to Reinsurance Agreement between Transamerica Life Insurance Company and Transamerica International RE (Bermuda) LTD dated December 29, 2009. Note 56.

(7)	(e)	(3)	Amendment No. 3 to Reinsurance Agreement between Transamerica Life Insurance Company and Transamerica International RE (Bermuda) LTD dated May 27, 2010. Note 56.

	(e)	(4)	Assignment, Transfer and Novation Agreement by and among Transamerica International RE (Bermuda) Ltd., Firebird Re Corp. and Transamerica Life Insurance Company. Note 79

(7)	(f)		Reinsurance Agreement between American United Life Insurance Company and Transamerica Life Insurance Company dated July 1, 2007. Note 50.

(7)	(g)

Reinsurance Agreement between Union Hamilton Reinsurance Ltd. and Scottish Annuity & Life International Insurance Company (Bermuda) Ltd. And Transamerica Life Insurance Company dated June 30, 2008. Note 53.

(7)	(h)		Reinsurance Agreement between Firebird Re Corp. and Transamerica Life Insurance Company. Note 79

(8)	(a)		Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust. Note 3.
	(b)		Participation Agreement with WRL Series Fund, Inc. Note 5.

	(b)	(1)	Amendment No. 12 to Participation Agreement among WRL Series Fund, In., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 17.

(8)	(b)	(2)	Amendment No. 15 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 22.

	(b)	(3)

Amendment No. 17 to Participation Agreement among WRL Series Fund, Inc. Transamerica Life Insurance Company (formerly PFL Life Insurance Company), AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 24.

	(b)	(4)

Amendment No. 20 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 32.

	(b)	(5)	Amendment No. 31 to Participation Agreement (AEGON/Transamerica), Note 36.

	(b)	(6)	Amendment No. 32 to Participation Agreement (AEGON/Transamerica), Note 37.

	(b)	(7)	Amendment No. 36 to Participation Agreement (Transamerica Series Trust). Note 46

	(b)	(8)	Amendment No. 38 to Participation Agreement (TST). Note 48.

	(b)	(9)	Amendment No. 40 to Participation Agreement (TST). Note 50.

	(b)	(10)	Amendment No. 41 to Participation Agreement (TST). Note 52.

(8)	(b)	(11)	Amendment No. 42 to Participation Agreement (TST. Note 53.

	(b)	(12)	Amendment No. 43 to Participation Agreement (TST). Note 55.

	(b)	(13)	Amendment No. 44 to Participation Agreement (TST). Note 57

	(b)	(14)	Amendment No. 45 to Participation Agreement (TST). Note 58.

	(b)	(15)	Amendment No. 47 to Participation Agreement (TST). Note 63.

	(b)	(16)	Amendment No. 48 to Participation Agreement (TST). Note 64.

	(c)		Administrative Services Agreement by and between PFL Life Insurance Company and State Street Bank and Trust Company (assigned to Vantage Computer Systems, Inc.). Note 2.

	(d)		Amendment and Assignment of Administrative Services Agreement. Note 3.

	(e)		Second Amendment to Administrative Services Agreement. Note 4.

	(f)		Termination Notice of Administrative Services Agreement by and between PFL Life Insurance Company and Vantage Computer Systems, Inc. Note 10.

	(g)		Participation Agreement by and between PFL Life Insurance Company and Merrill Lynch Asset Management L.P. for the Endeavor ML Variable Annuity Note 11.

	(g)	(1)	Amendment to Participation Agreement (BlackRock). Note 64.

	(g)	(2)	Amendment No 1. to Participation Agreement (BlackRock). Note 64.

	(g)	(3)	Amendment of Agreements (BlackRock). Note 64.

	(g)	(4)	Amendment No 3 to Participation Agreement (BlackRock). Note 74

	(h)		Amendment to Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust. Note 11.

	(h)	(1)	Amendment No. 6 to Participation Agreement by and between PFL Life Insurance Company, Endeavor Management Co. and Endeavor Series Trust. Note 17

(8)	(h)	(2)	Amendment to Schedule A of the Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust. Note 22

	(h)	(3)

Termination of Participation Agreement among Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, on their own behalf and on behalf of their separate accounts, Endeavor Series Trust and Endeavor Management Co. Note 32.

	(i)		Participation Agreement by and between PFL Life Insurance Company and Transamerica Variable Insurance Fund, Inc. Note 20

	(i)	(1)	Termination of Participation Agreement (Transamerica). Note 26

	(i)	(2)	Participation Agreement (Transamerica). Note 26

	(i)	(3)	Addendum to Participation Agreement (Transamerica). Note 26

	(j)

Participation Agreement by and between variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company, and Addendums thereto. Note 18

	(j)	(1)

Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 20

	(j)	(2)

Form of Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Funds II, Fidelity Distributors Corporation, and Transamerica Life Insurance Company (formerly PFL Life Insurance Company). Note 24

	(j)	(3)	Amendment No. 4 to Participation Agreement by and between Variable Insurance Products Funds, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25

	(j)	(4)	Amendment No. 4 to Participation Agreement by and between Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25

	(j)	(5)

Amendment Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25

	(k)		Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 19

	(k)	(1)	Amended Schedule A to Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company Note 20

	(k)	(2)	Amendment No. 2 to Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25

	(k)	(3)	Amended Schedule A to Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25

(8)	(l)		Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 21

(8)	(l)	(1)	Amendment No. 2 to Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 22

(8)	(l)	(2)	Amendment No. 12 to Fund Participation Agreement (Janus Aspen Series). Note 56.

(8)	(l)	(3)	Amendment No. 13 to Fund Participation Agreement (Janus Aspen Series). Note 62.

(8)	(l)	(4)	Amendment No. 3 to Participation Agreement (Janus). Note 66.

	(l)	(5)	Amendment No. 14 to Participation Agreement (Janus). Note 74

(8)	(m)		Participation Agreement by and among Alliance Variable Products Series Fund, PFL Life Insurance Company, AFSG Securities Corporation. Note 23.

	(m)	(1)

Amendment No. 2 to Participation Agreement by and among Alliance Variable Products Series Fund, Transamerica Life Insurance Company (formerly PFL Life Insurance Company), AFSG Securities Corporation. Note 26

	(m)	(2)	Amendment to Participation Agreement (Alliance Bernstein). Note 48.

	(m)	(3)	Amendment to Participation Agreement (Alliance Bernstein). Note 59.

	(m)	(4)	Amendment No. 13 to Participation Agreement (AllianceBernstein). Note 74

	(m)	(5)	Amended Schedule A to Participation Agreement dated May 1, 2015 (AllianceBernstein). Note 77

	(m)	(6)	Amended Schedule A to Participation Agreement dated May 1, 2017 (AllianceBernstein). Note 82

(8)	(n)		Participation Agreement by and among AIM Variable Insurance funds, Inc., AIM Distributors, Inc., PFL Life Insurance Company and AFSG Securities Corporation Note 27.

	(n)	(1)	Amendment No. 7 to Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc., Transamerica Life Insurance Company and AFSG Securities Corporation. Note 31.

	(n)	(2)	Amendment to Participation Agreement (AIM/INVESCO). Note 54.

	(n)	(3)	Amendment Participation Agreement (AIM/INVESCO). Note 56.

	(n)	(4)	Amendment No. 21 to Participation Agreement (AIM/INVESCO). Note 60.

	(n)	(5)	Amendment No. 12 to Participation Agreement (AIM/INVESCO). Note 66.

	(n)	(6)	Amendment No. 18 to Participation Agreement (AIM/INVESCO). Note 66.

	(n)	(7)	Amendment No. 22 to Participation Agreement (AIM/INVESCO). Note 72

(8)	(o)		Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 28.

	(o)	(1)	Partial Termination of Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 29.

	(o)	(2)	Amended and Restated Participation Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company, and Transamerica Life Insurance Company. Note 32.

	(o)	(3)

Amendment No. 3 to the Amended and Restated Participation Agreement dated July 1, 2001 by and among the MFS Variable Insurance Trust, Massachusetts Financial Service Company and Transamerica Life Insurance Company. Note 32.

	(o)	(4)	Addendum to Participation Agreement (MFS). Note 79

(8)	(p)		Participation Agreement among STI Classic Variable Trust, SEI Investment Distribution Company, Trustco Capital Management, Inc. and PFL Life Insurance Company. Note 34.

	(p)	(1)	Amendment No. 1 to Participation Agreement by and among STI Classic Variable Trust. SEI Investments Distribution Company, Trustco Capital Management, Inc. and PFL Life Insurance Company. Note 34.

(8)	(q)

Participation Agreement between MTB Group of Funds, Edgewood Services, Inc, MTB Investment Advisors, Inc., Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company. Note 34.

	(q)	(1)	Amendment No. 1 to the Participation Agreement (MTB Group of Funds). Note 37.

(8)	(r)		Amended and Restated Participation Agreement among Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 40.

	(r)	(1)	Amendment No. 7 to Participation Agreement (Fidelity Distributors Corporation) Note 64.

	(r)	(2)	Amendment No. 8 to Participation Agreement (Fidelity). Note 69.

	(r)	(3)	Amended Schedule A to Participation Agreement dated May 1, 2017 (TST). Note 82

(8)	(s)		Amended and Restated Participation Agreement among Franklin/Templeton Distributors, Inc. and Transamerica Life Insurance Company. Note 50.

	(s)	(1)	Amendment No. 3 to Participation Agreement (Franklin Templeton). Note 48.

	(s)	(2)	Amendment No. 4 to Participation Agreement (Franklin Templeton). Note 56.

	(s)	(3)	Amendment No. 5 to Participation Agreement (Franklin Templeton). Note 62.

	(s)	(4)	Amendment No. 2 to Participation Agreement (Franklin). Note 66.

	(s)	(5)	Amendment to Participation Agreement (Franklin). Note 66.

	(s)	(6)	Amendment to Participation Agreement January 15, 2013 (Franklin). Note 66.

	(s)	(7)	Amendment No. 8 to Amended and Restated Participation Agreement (Franklin). Note 69.

	(s)	(8)	Amendment No. 9 to Amended and Restated Participation Agreement (Franklin). Note 72

	(s)	(9)	Amendment No. 10 to Amended and Restated Participation Agreement (Franklin). Note 74

	(s)	(10)	Amendment No.11 to Participation Agreement (Franklin). Note 75

(8)	(t)		Amendment No. 1 to Participation Agreement among Huntington VA Funds and Transamerica Life Insurance Company. Note 44.

	(t)	(1)	Amendment No. 2 to Participation Agreement (Huntington). Note 50.

	(t)	(2)	Amended and Restated Supplement Late Day Transmission Agreement 2007. Note 64.

	(t)	(3)	Amended and Restated Supplemental Late Day Transmission Agreement 2008. Note 64.

	(t)	(4)	Huntington Novation Agreement 2009. Note 64.

	(t)	(5)	Huntington Amendment of Agreements 2011. Note 64.

	(t)	(6)	Amended and Restated Supplement Late Day Transmission Agreement 2012. Note 64.

	(t)	(7)	Amendment to Participation Agreement (Huntington). Note 64.

	(t)	(8)	Amendment No. 4 to Participation Agreement (Huntington). Note 69.

	(t)	(9)	Amended Schedule A to Participation Agreement (Huntington). Note 74

	(t)	(10)	Amended Schedule A to Participation Agreement dated May 16, 2014 (Huntington). Note 74

	(t)	(11)	Amended Schedule A to Participation Agreement dated March 6, 2015 (Huntington). Note 77

(8)	(u)		Participation Agreement among Transamerica Life Insurance Company; American Funds Insurance Series, and Capital Research and Management Company (“CRMC”). Note 52.

	(u)	(1)	Amendment No. 2 to Participation Agreement (American Funds). Note 52.

	(u)	(2)	Amendment No. 4 to Participation Agreement (American Funds). Note 52.

	(u)	(3)	Amendment No. 8 to Participation Agreement (American Funds). Note 73

	(u)	(4)	Amendment No. 9 to Participation Agreement (American Funds). Note 75

	(u)	(5)	Amendment No. 10 to Participation Agreement (American Funds). Note 81

	(u)	(6)	Amendment No. 11 to Participation Agreement (American Funds). Note 82

(8)	(v)		Participation Agreement By and Among Transamerica Life Insurance Company and GE Investments Funds, Inc. and GE Investment Distributors, Inc. and GE Asset Management Incorporated. Note 52

	(v)	(1)	Amendment No. 1 to Participation Agreement (GE). Note 59.

	(v)	(2)	Amendment No. 2 to Participation Agreement (GE). Note 69.

(8)	(w)		Amended and Restated Participation Agreement (TST). Note 66.

	(w)	(1)	Amendment No. 1 to Participation Agreement (TST). Note 69.

	(w)	(2)	Amended Schedule A to Participation Agreement dated September 18, 2013 (TST). Note 71

	(w)	(3)	Amended Schedule A to Participation Agreement dated May 1, 2014 (TST). Note 74

	(w)	(4)	Amendment No. 2 to Participation Agreement (TST). Note 75

	(w)	(5)	Amended Schedule A to Participation Agreement dated May 1, 2015 (TST). Note 77

	(w)	(6)	Amended Schedule A to Participation Agreement dated July 1, 2015 (TST). Note 78

	(w)	(7)	Amended Schedule A to Participation Agreement dated December 18, 2015 (TST). Note 79

	(w)	(8)	Amended Schedule A to Participation Agreement dated March 21, 2016 (TST). Note 79

	(w)	(9)	Amended Schedule A to Participation Agreement dated May 1, 2016 (TST). Note 79

	(w)	(10)	Amended Schedule A to Participation Agreement dated December 16, 2016 (TST). Note 80

	(w)	(11)	Amended Schedule A to Participation Agreement dated May 1, 2017 (TST). Note 82

(9)		Opinion and Consent of Counsel. Note 83.

(10)	(a)	Consent of Independent Registered Public Accounting Firm. Note 83.

	(b)	Opinion and Consent of Actuary. Note 40.

(11)		Not Applicable.

(12)		Not Applicable.

(13)		Performance Data Calculations. Note 40.

(14)		Powers of Attorney. Blake S. Bostwick, Eric J. Martin, Mark Mullin, Jay Orlandi, David Schulz, C. Michiel Van Katwijk. Note 82.

Note 1.	Filed with the initial filing of this Form N-4 Registration Statement (File No. 33-33085 on January 23, 1990.
Note 2.	Filed with Pre-Effective Amendment No. 1 to this Form N-4 Registration Statement (File No. 33-33085) on April 9, 1990.
Note 3.	Filed with Post-Effective Amendment No. 2 to this Form N-4 Registration Statement (File No. 33-33085) on April 1, 1991.
Note 4.	Filed with Post-Effective Amendment No. 3 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 1992.
Note 5.	Filed with Post-Effective Amendment No. 5 to this Form N-4 Registration Statement (File No. 33-33085) on April 30, 1993.
Note 6.	Filed with Post-Effective Amendment No. 6 to this Form N-4 Registration Statement (File No. 33-33085) on January 28, 1994.
Note 7.	Filed with Post-Effective Amendment No. 7 to this Form N-4 Registration Statement (File No. 33-33085) on March 29, 1994.
Note 8.	Filed with Post-Effective Amendment No. 10 to this Form N-4 Registration Statement (File No. 33-33085) on April 27, 1995.
Note 9.	Filed with Post-Effective Amendment No. 11 to this Form N-4 Registration Statement (File No. 33-33085) on April 24, 1996.
Note 10.	Filed with Post-Effective Amendment No. 12 to this Form N-4 Registration Statement (File No. 33-33085) on February 28, 1997.
Note 11.	Filed with Post-Effective Amendment No. 13 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 1997.
Note 12.	Filed with Post-Effective Amendment No. 14 to this Form N-4 Registration Statement (File No. 33-33085) on February 27, 1998.
Note 13.	Filed with Post-Effective Amendment No. 15 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 1998.
Note 14.	Filed with Post-Effective Amendment No. 16 to this Form N-4 Registration Statement (File No. 33-33085) on September 28, 1998.
Note 15.	Filed with Post-Effective Amendment No. 17 to this Form N-4 Registration Statement (File No. 33-33085) on January 25, 1999.
Note 16.	Filed with Post-Effective Amendment No. 19 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 1999.
Note 17.	Filed with the Initial filing of Form N-4 Registration Statement for the Access Variable Annuity (File No. 333-94489) on January 12, 2000.

Note 18.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) on December 6, 1996.
Note 19.	Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) on April 29, 1997.
Note 20.	Filed with Post-Effective Amendment No. 21 to this Form N-4 Registration Statement (File No. 33-33085) on April 27, 2000.
Note 21.	Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (333-26209) on April 28, 2000.
Note 22.	Filed with Post-Effective Amendment 22 to this Form N-4 Registration Statement (File No. 33-33085) on October 3, 2000.
Note 23.	Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-26209) on April 28, 2000.
Note 24.	Filed with Post-Effective Amendment No. 25 to this Form N-4 Registration Statement (File No. 33-33085) on April 27, 2001.
Note 25.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-63086) on September 13, 2001.
Note 26.	Filed with Post-Effective Amendment No. 26 to this Form N-4 Registration Statement (File No. 33-33085) on October 2, 2001.
Note 27.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-7509) on July 16, 1998.
Note 28.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-7509) on December 23, 1997.
Note 29.	Incorporated herein by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-7509) on April 29, 1999.
Note 30.	Filed with Post Effective Amendment 30 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 2002.
Note 31.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (333-76230) on April 29, 2002.
Note 32.	Filed with Post-Effective Amendment No. 31 to this Form N-4 Registration Statement (File No. 33-33085) on October 15, 2002.
Note 33.	Filed with Post-Effective Amendment No. 34 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 2003.
Note 34.	Filed with Post-Effective Amendment No. 36 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 2004.
Note 35.	Incorporated herein by reference to Initial Filing to N-4 Registration Statement (File No. 333-116562) on June 17, 2004.
Note 36.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-109580) on January 7, 2005.
Note 37.	Filed with Post-Effective Amendment No. 37 to this Form N-4 Registration Statement (File No. 33-33085) on April 27, 2005.
Note 38.	Filed with Post-Effective Amendment No. 38 to this Form N-4 Registration Statement (File No. 33-33085) on September 12, 2005.
Note 39.	Filed with Post-Effective Amendment No. 39 to this Form N-4 Registration Statement (File No. 33-33085) on December 12, 2005.
Note 40.	Filed with Post-Effective Amendment No. 40 to this Form N-4 Registration Statement (File No. 33-33085) on April 27, 2006.
Note 41.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-131987) Filed on July 19, 2006.
Note 42.	Filed with Post-Effective Amendment No. 41 to this Form N-4 Registration Statement (File No. 33-33085) on April 26, 2007.
Note 43.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-131987) Filed on September 21, 2007.
Note 44.	Filed with Post-Effective Amendment No. 42 to this Form N-4 Registration Statement (File No. 33-33085) on December 21, 2007.
Note 45.	Incorporated herein by reference to Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-125817) filed on February 15, 2008.
Note 46.	Filed with Post-Effective Amendment No. 43 to this Form N-4 Registration Statement (File No. 33-33085) on April 30, 2008.
Note 47.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-131987) filed on August 14, 2008.
Note 48.	Filed with Post-Effective Amendment No. 44 to this Form N-4 Registration Statement (File No. 33-33085) on November 6, 2008.
Note 49.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-156259) filed on December 18, 2008.
Note 50.	Filed with Post-Effective Amendment No. 45 to this Form N-4 Registration Statement (File No. 33-33085) on April 30, 2009.
Note 51.	Incorporated herein by reference to Post-Effective Amendment to Form N-4 Registration Statement No. 9 (File No. 333-142762) filed on August 31, 2009.
Note 52.	Filed with Post-Effective Amendment No. 47 to Form N-4 Registration Statement (File No. 33-33085) dated November 19, 2009.
Note 53.	Filed with Post-Effective Amendment No. 48 to Form N-4 Registration Statement (File No. 33-33085) dated April 23, 2010.
Note 54.	Filed with Post-Effective Amendment No. 49 to Form N-4 Registration Statement (File No. 33-33085) dated August 6, 2010.
Note 55.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-169445) filed on September 17, 2010.
Note 56.	Filed with Post-Effective Amendment No. 50 to Form N-4 Registration Statement (File No. 33-33085) dated February 15, 2011.
Note 57.	Filed with Post-Effective Amendment No. 51 to Form N-4 Registration Statement (File No. 33-33085) dated April 25, 2011.
Note 58.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-173285) filed on June 8, 2011.
Note 59.	Incorporated herein by reference to Post-Effective Amendment No. 21 to Form N-4 Registration Statement (File No. 333-125817) filed on October 7, 2011.
Note 60.	Filed with Post-Effective Amendment No. 52 to Form N-4 Registration Statement (File No. 33-33085) on October 7, 2011.
Note 61.	Incorporated herein by reference to Initial Filing on Form N-4 Registration (File No. 333-62738) filed on June 11, 2001.
Note 62.	Filed with Post-Effective Amendment No. 54 to Form N-4 Registration Statement (File No. 33-33085) filed on April 17, 2012.
Note 63.	Filed with Post-Effective Amendment No. 55 to Form N-4 Registration Statement (File No. 33-33085) filed on June 22, 2012.
Note 64.	Filed with Post-Effective Amendment No. 57 to Form N-4 Registration Statement (File No. 33-33085) filed on September 10, 2012.
Note 65.	Incorporated herein by reference to Initial Filing on Form N-4 Registration Statement (File No. 333-185573) filed on December 20, 2012.
Note 66.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-185573) filed on April 10, 2013.
Note 67.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-187910) filed on April 15, 2013.

Note 68.	Filed with Post-Effective Amendment No. 58 to Form N-4 Registration Statement (File No. 33-33085) filed on April 22, 2013.

Note 69.	Filed with Post-Effective Amendment No. 59 to Form N-4 Registration Statement (File No. 33-33085) filed on August 16, 2013.
Note 70.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-189435) filed on September 11, 2013.

Note 71.	Incorporated herein by reference to Pre-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-189435) filed on October 2, 2013.

Note 72.	Filed with Post-Effective Amendment No. 61 to Form N-4 Registration Statement (File No. 33-33085) filed on October 17, 2013.

Note 73.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-186031) filed on February 21, 2014.

Note 74.	Filed with Post-Effective Amendment No. 63 to Form N-4 Registration Statement (File No. 33-33085) filed on April 29, 2014.

Note 75.	Incorporated herein by reference to Post-Effective Amendment No. 67 to Form N-4 Registration Statement (File No. 33-56908) filed on December 30, 2014.

Note 76.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-189435) filed on February 19, 2015.

Note 77.	Filed with Post-Effective Amendment No. 64 to Form N-4 Registration Statement (File No. 33-33085) filed on April 24, 2015.

Note 78.	Incorporated herein by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-186029) filed on October 13, 2015.

Note 79.	Filed with Post-Effective Amendment No. 65 to Form N-4 Registration Statement (File No. 33-33085) filed on April 25, 2016.

Note 80.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-215598) filed on January 18, 2017.

Note 81.	Incorporated herein by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 333-189435) filed on August 8, 2016.

Note 82.	Incorporated herein by reference to Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 333-185573) filed on April 24, 2017.

Note 83.	Filed herewith.

Item 25.     Directors and Officers of the Depositor

Name and Business Address	Principal Positions and Offices with Depositor

Blake S. Bostwick 1801 California St. Suite 5200 Denver, CO 80202	Director and President

Eric J. Martin 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499-0001	Controller, Senior Vice President and Assistant Treasurer

Mark W. Mullin 100 Light Street Baltimore, MD 21202	Director and Chairman of the Board

Jay Orlandi 100 Light Street Baltimore, MD 21202	Director, Executive Vice President, Secretary and General Counsel

David Schulz 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Chief Tax Officer, and Senior Vice President

C. Michiel van Katwijk 100 Light Street Baltimore, MD 21202	Director, Executive Vice President, Chief Financial Officer and Treasurer

Item 26. Persons Controlled by or under Common Control with the Depositor or Registrant.

As of December 31, 2016, the following pages shows all corporations directly or indirectly controlled or under common control, with the Depositor, showing the state or other sovereign power under the laws of which each is organized and the percentage ownership of voting securities giving rise to the control relationship.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
25 East 38th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
239 West 20th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
313 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
319 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
AEGON Affordable Housing Debt Fund I, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding, LLC	Registered investment advisor
AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
Aegon Community Investments 50, LLC	Delaware

Members: Aegon Community Investments 50, LLC (0.10%); Transamerica Financial Life Insurance Company (25.49750%); Transamerica Premier Life Insurance Company (25.49750%); non-AEGON affiliate, Citibank, N.A. (48.9950%)

Investments
Aegon Community Investments 51, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
AEGON Direct Marketing Services, Inc.	Maryland	Transamerica Premier Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company
AEGON Direct Marketing Services International, Inc.	Maryland	100% AUSA Holding, LLC	Marketing arm for sale of mass marketed insurance coverage
AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.
AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing
AEGON Funding Company, LLC.	Delaware	Sole Member: Transamerica Corporation	Issue debt securities-net proceeds used to make loans to affiliates
Aegon Global Services, LLC	Iowa	Sole Member: Commonwealth General Corporation	Holding company
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies
AEGON Life Insurance Agency Inc.	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Aegon LIHTC Fund 50, LLC	Delaware

Members: Aegon Community Investments 50, LLC (0.01%); Transamerica Financial Life Insurance Company (25.49750%); Transamerica Premier Life Insurance Company (25.49750%); non-

Sole Member: Aegon Community Investments 50, LLC (managing member)

Investments
Aegon LIHTC Fund 51, LLC	Delaware	Sole Member: Aegon Community Investments 51, LLC	Investments
AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (84.3972%) ; Transamerica Premier Life Insurance Company (15.6028%)	Investment vehicle for securities lending cash collateral
AEGON Management Company	Indiana	100% Transamerica Corporation	Holding company
AEGON N.V.	Netherlands	22.446% of Vereniging AEGON Netherlands Membership Association	Holding company
AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies.
AEGON USA Asset Management Holding, LLC	Iowa	Sole Member: AUSA Holding, LLC	Holding company
AEGON USA Investment Management, LLC	Iowa	Sole Member: AEGON USA Asset Management Holding, LLC	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company
AEGON USA Realty Advisors, LLC	Iowa	Sole Member: AEGON USA Asset Management Holding, LLC	Administrative and investment services
AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments
AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive
AHDF Manager I, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
ALH Properties Eight LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Eleven LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Four LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Nine LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Seven LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Seventeen LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Sixteen LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Ten LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Twelve LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Two LLC	Delaware	Sole Member: FGH USA LLC	Real estate
AMTAX HOLDINGS 308, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 347, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 388, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AMTAX HOLDINGS 483, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 546, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 559, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 561, LLC	Ohio	TAHP Fund VII, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 567, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 588, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 613, LLC	Ohio	Garnet LIHTC Fund VII, LLC - 99% member; Cupples State LIHTC Investors, LLC - 1% member; TAH Pentagon Funds, LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 639, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 649, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 672, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 713, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
Apollo Housing Capital Arrowhead Gardens, LLC	Delaware	Sole Member: Garnet LIHTC Fund XXXV, LLC	Affordable housing
AUIM Credit Opportunities Fund, Ltd.	Delaware	100% AEGON USA Investment Management, LLC	Investment vehicle
AUSA Holding, LLC	Maryland	Sole Member: 100% Transamerica Corporation	Holding company
AUSA Properties, Inc.	Iowa	100% AEGON USA Realty Advisors, LLC	Own, operate and manage real estate
AXA Equitable AgriFinance, LLC	Delaware	Members: AEGON USA Realty Advisors, LLC (50%); AXA Equitable Life Insurance Company, a non-affiliate of AEGON (50%)	Agriculturally-based real estate advisory services
Barfield Ranch Associates, LLC	Florida	Members: Mitigation Manager, LLC (50%); non-affiliate of AEGON, OBPFL-Barfield, LLC (50%)	Investments
Bay Area Community Investments I, LP	California	Partners: 69.995% Transamerica Life Insurance Company; 29.995% Transamerica Premier Life Insurance Company; 0.01% Transamerica Affordable housing, Inc.	Investments in low income housing tax credit properties
Bay State Community Investments I, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments II, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments in low income housing tax credit properties

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Carle Place Leasehold SPE, LLC	Delaware	Sole Member: Transamerica Financial Life Insurance Company	Lease holder
Cedar Funding, Ltd.	Cayman Islands	100% Transamerica Life Insurance Company	Investments
Commonwealth General Corporation	Delaware	100% Transamerica Corporation	Holding company
Creditor Resources, Inc.	Michigan	100% AUSA Holding, LLC	Credit insurance
CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance
Cupples State LIHTC Investors, LLC	Delaware	Sole Member: Garnet LIHTC Fund VIII, LLC	Investments
FD TLIC, Limited Liability Company	New York	100% Transamerica Life Insurance Company	Broadway production
FGH Realty Credit LLC	Delaware	Sole Member: FGH USA, LLC	Real estate
FGH USA LLC	Delaware	Sole Member: RCC North America LLC	Real estate
FGP 90 West Street LLC	Delaware	Sole Member: FGH USA LLC	Real estate
FGP West Street LLC	Delaware	Sole Member: FGP West Mezzanine LLC	Real estate
Fifth FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary
Firebird Re Corp.	Arizona	100% Transamerica Corporation	Captive insurance company
First FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Fourth FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Garnet Assurance Corporation	Kentucky	100% Transamerica Life Insurance Company	Investments
Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments
Garnet Assurance Corporation III	Iowa	100% Transamerica Life Insurance Company	Business investments
Garnet Community Investments, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments III, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Business investments
Garnet Community Investments IV, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments V, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments VI, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments VII, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments VIII, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments IX, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments X, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments XI, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments XII, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments XVIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XL, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XLI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLIV, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLVI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLVII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLVIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments XLIX, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet ITC Fund XLIII, LLC	Delaware	Members: Garnet Community Investments XLIII, LLC (0%) asset manager: non-affiliate of AEGON, Solar TC Corp. (100%) investor member	Investments
Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments
Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII, LLC	Delaware	Members: Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XII-A, LLC	Delaware	Members: Garnet Community Investments XII, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-B, LLC	Delaware	Members: Garnet Community Investments XII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-C, LLC	Delaware	Members: Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII, LLC	Delaware	Members: Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XIII-A, LLC	Delaware	Members: Garnet Community Investments XII, LLC (.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII-B, LLC	Delaware	Members: Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIV, LLC	Delaware	Members: 0.01% Garnet Community Investments, LLC (0.01%); Wells Fargo Bank, N.A. (49.995%); and Goldenrod Asset Management, Inc.(49.995%), both non-AEGON affiliates	Investments
Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments
Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Special Situations Investing Group II, LLC, a non-affiliate of AEGON (99.99%)	Investments
Garnet LIHTC Fund XVIII, LLC	Delaware	Members: Garnet Community Investments XVIII, LLC (0.01%); Verizon Capital Corp., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XX, LLC	Delaware	Sole Member - Garnet Community Investments XX, LLC	Investments
Garnet LIHTC Fund XXI, LLC	Delaware	Sole Member: Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Idacorp Financial Services, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXIV, LLC	Delaware

Members: Garnet Community Investments XXIV, LLC (0.01% as Managing Member); Transamerica Life Insurance Company (21.26%); non-affiliates of AEGON: New York Life Insurance Company (25.51%), New York Life Insurance and Annuity Corporation (21.73%) and Principal Life Insurance Company (31.49%)

Investments
Garnet LIHTC Fund XXV, LLC	Delaware	Members: Garnet Community Investment XXV, LLC (0.01%); Garnet LIHTC Fund XXVIII LLC (1%); non-affiliates of AEGON: Mt. Hamilton Fund, LLC (97.99%); Google Affordable housing I LLC (1%)	Investments
Garnet LIHTC Fund XXVI, LLC	Delaware	Members: Garnet Community Investments XXVI, LLC (0.01%); American Income Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXVII, LLC	Delaware

Members: Garnet Community Investments XXVII, LLC (0.01%); Transamerica Life Insurance Company (16.7045%); non-affiliates of AEGON: Aetna Life Insurance Company (30.2856%); New York Life Insurance Company (22.7142%); ProAssurance Casualty Company (3.6343%); ProAssurance Indemnity Company (8.4800%); State Street Bank and Trust Company (18.1714%)

Investments
Garnet LIHTC Fund XXVIII, LLC	Delaware

Members: Garnet Community Investments XXVIII LLC (0.01%); non-affiliates of AEGON: USAA Casualty Insurance Company (17.998%); USAA General Indemnity Company (19.998%); USAA Life Insurance Company (3.999%); United Services Automobile Association (57.994%)

Investments
Garnet LIHTC Fund XXIX, LLC	Delaware	Members: Garnet Community Investments XXIX, LLC (.01%); non-affiliate of AEGON: Bank of America, N.A. (99.99%)	Investments
Garnet LIHTC Fund XXX, LLC	Delaware	Members: Garnet Community Investments XXX, LLC (0.01%); non-affiliate of AEGON, New York Life Insurance Company (99.99%)	Investments
Garnet LIHTC Fund XXXI, LLC	Delaware	Members: Garnet Community Investments XXXI, LLC (0.1%); non-affiliates of AEGON: Thunderbolt Peak Fund, LLC (98.99%); Google Affordable housing I, LLC (1%)	Investments
Garnet LIHTC Fund XXXII, LLC	Delaware	Sole Member: Garnet Community Investments XXXVII, LLC.	Investments
Garnet LIHTC Fund XXXIII, LLC	Delaware	Members: Garnet Community Investment XXXIII, LLC (0.01%); non-affiliate of AEGON, NorLease, Inc. (99.99%)	Investments
Garnet LIHTC Fund XXXIV, LLC	Delaware	Members: non-AEGON affiliate, U.S. Bancorp Community Development Corporation (99.99%); Garnet Community Investments XXXIV, LLC (.01%)	Investments
Garnet LIHTC Fund XXXV, LLC	Delaware	Members: Garnet Community Investment XXXV, LLC (0.01%); non-affiliate of AEGON, Microsoft Corporation (99.99%)	Investments
Garnet LIHTC Fund XXXVI, LLC	Delaware	Members: Garnet Community Investments XXXVI, LLC (1%) as managing member; JPM Capital Corporation, a non-AEGON affiliate (99%) as investor member	Investments
Garnet LIHTC Fund XXXVII, LLC	Delaware	Members: Garnet Community Investments XXXVII, LLC (.01%); LIH Realty Corporation, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXXVIII, LLC	Delaware	Members: Garnet Community Investments XXXVIII, LLC, non-member manager; non-affiliate of AEGON, Norlease, Inc. (100%)	Investments
Garnet LIHTC Fund XXXIX, LLC	Delaware	Members: Garnet Community Investments XXXIX, LLC at 1% managing member and non-AEGON affiliate, FNBC Leasing Corporation as the 99% investor member.	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XL, LLC	Delaware	Members: Garnet Community Investments XL, LLC as a .01% member and non-AEGON affiliate, Partner Reinsurance Company of the U.S. as the 99.99% member.	Investments
Garnet LIHTC Fund XLI, LLC	Delaware

Members: Transamerica Life Insurance Company (9.990%) and Garnet Community Investments XLI, LLC (.01% managing member); non-AEGON affiliates : BBCN Bank (1.2499%), East West Bank (12.4988%), Opus Bank (12.4988%), Standard Insurance Company (24.9975%), Mutual of Omaha (12.4988%), Pacific Western Bank (7.4993%) and Principal Life Insurance Company (18.7481%).

Investments
Ganet LIHTC Fund XLII, LLC	Delaware	Members: Garnet Community Investments XLII, LLC (.01%) managing member; non-affiliates of AEGON: Community Trust Bank (83.33%) investor member; Metropolitan Bank (16.66%) investor member.	Investments
Garnet LIHTC Fund XLIV-A, LLC	Delaware	Sole Member: ING Capital, LLC; Asset Manager: Garnet Community Investments XLIV, LLC (0% interest)	Investments
Garnet LIHTC Fund XLIV-B, LLC	Delaware	Sole Member: Lion Capital Delaware, Inc.; Asset Manager: Garnet Community Investments XLIV, LLC (0% interest)	Investments
Garnet LIHTC Fund XLVI, LLC	Delaware	Members: Garnet Community Investments XLVI, LLC (0.01%) managing member; non-affiliate of AEGON, Standard Life Insurance Company (99.99%) investor member	Investments
Garnet LIHTC Fund XLVII, LLC	Delaware

Members: Garnet Community Investments XLVII, LLC (1%) managing member; Transamerica Premire Life Insurance Company (14%) investor member; non-affiliate of AEGON: Citibank, N.A. (49%) investor member; New York Life Insurance Company (20.5%) investor member and New York Life Insurance and Annuity Corporation (15.5%) investor member.

Investments
Garnet LIHTC Fund XLVIII, LLC	Delaware	Sole Member: Garnet Community Investments XLVIII, LLC	Investments
Harbor View Re Corp.	Hawaii	100% Commonwealth General Corporation	Captive insurance company
Horizons Acquisition 5, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Horizons St. Lucie Development, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Imani Fe, LP	California

Partners: Garnet LIHTC Fund XIV, LL (99.99% investor limited partner); Transamerica Affordable housing, Inc. (non-owner manager); non-affiliates of AEGON: ABS Imani Fe, LLC (.0034% class A limited partner); Central Valley Coalition for Affordable housing (.0033% co-managing general partner); Grant Housing and Economic Development Corporation (.0033% managing partner)

Affordable housing
InterSecurities Insurance Agency, Inc.	California	100% Transamerica Premier Life Insurance Company	Insurance agency
Interstate North Office Park GP, LLC	Delaware	Sole Member: Interstate North Office Park Owner, LLC	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Interstate North Office Park, LP	Delaware	100% Interstate North Office Park Owner, LLC	Investments
Interstate North Office Park Owner, LLC	Delaware	Sole Member: Investors Warranty of America, LLC	Investments
Interstate North Office Park (Land) GP, LLC	Delaware	Sole Member: Interstate North Office Park Owner, LLC	Investments
Interstate North Office Park (Land) LP	Delaware	100% Interstate North Office Park Owner, LLC	Investments
Investors Warranty of America, LLC	Iowa	Sole Member: Transamerica Life Insurance Company	Leases business equipment
Ironwood Re Corp.	Hawaii	100% Transamerica Corporation	Captive insurance company
LCS Associates, LLC	Delaware	Sole Member: Investors Warranty of America, LLC	Investments
Life Investors Alliance LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities
LIHTC Fund XLV, LLC	Delaware	Non-Member Manager: Garnet Community Investments XLV, LLC (0%)	Investments
LIHTC Fund XLIX, LLC	Delaware	Sole Member: Garnet Community Investments XLIX, LLC	Investments
LIICA Holdings, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	To form and capitalize LIICA Re I, Inc.
LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company
LIICA Re II, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding, LLC	Trust company
Mitigation Manager, LLC	Delaware	Sole Member: Investors Warranty of America, LLC	Investments
MLIC Re I, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
Money Services, Inc.	Delaware	100% AUSA Holding, LLC

Provides certain financial services for affiliates including, but not limited to, certain intellectual property, computer and computer-related software and hardware services, including procurement and contract services to some or all of the members of the AEGON Group in the United States and Canada.

Monumental Financial Services, Inc.	Maryland	100% Transamerica Corporation	DBA in the State of West Virginia for United Financial Services, Inc.
Monumental General Administrators, Inc.	Maryland	100% AUSA Holding, LLC	Provides management services to unaffiliated third party administrator
nVISION Financial, Inc.	Iowa	100% AUSA Holding, LLC	Special-purpose subsidiary
New Markets Community Investment Fund, LLC	Iowa	Members: AEGON Institutional Markets, Inc.(50%); AEGON USA Realty Advisors, Inc. (50%)	Community development entity
Oncor Insurance Services, LLC	Iowa	Sole Member - Life Investors Financial Group, Inc.	Direct sales of term life insurance
Osceola Mitigation Partners, LLC	Florida	Members: Mitigation Manager, LLC (50%); non-affiliate of AEGON, OBPFL-MITBK, LLC (50%)	Investmetns
Pearl Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Pearl Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Peoples Benefit Services, LLC	Pennsylvania	Sole Member - Transamerica Life Insurance Company	Special-purpose subsidiary

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Pine Falls Re, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
Placer 400 Investors, LLC	California	Members: Investors Warranty of America, LLC (50%); non-affiliate of AEGON, AKT Placer 400 Investors, LLC (50%)	Investments
Primus Guaranty, Ltd.	Bermuda	Members: Transamerica Life Insurance Company (20% 13.1%) and non-affiliates of AEGON and the public holders own the remainder.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.
PSL Acquisitions Operating, LLC	Iowa	Sole Member: Investors Warranty of America, LLC	Owner of Core subsidiary entities
RCC North America LLC	Delaware	Sole Member: Transamerica Corporation	Real estate
Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (92.%); Transamerica Financial Life Insurance Company (7.5%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (74.4%); Transamerica Premier Life Insurance Company (25.6%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Transamerica Premier Life Insurance Company (37%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (53.6%).	Real estate alternatives investment
Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members: Transamerica Life Insurance Company (64%); Transamerica Premier Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members: Transamerica Life Insurance Company (64%); Transamerica Premier Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company
SB Frazer Owner, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Second FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Seventh FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Short Hills Management Company	New Jersey	100% Transamerica Corporation	Dormant
Southwest Equity Life Insurance Company	Arizona	Voting common stock is allocated 75% of total cumulative vote - Transamerica Corporation. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance
St. Lucie West Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Stonebridge Reinsurance Company	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
TAH-MCD IV, LLC	Iowa	Sole Member - Transamerica Affordable housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership.
TAH Pentagon Funds, LLC	Iowa	Sole Member - Transamerica Affordable housing, Inc.	Serve as a general partner in a lower-tier tax credit entity
TAHP Fund 1, LLC	Delaware	Sole Member - Garnet LIHTC Fund IX, LLC	Real estate investments
TAHP Fund 2, LLC	Delaware	Sole Member - Garnet LIHTC Fund VIII, LLC	Low incoming housing tax credit
TAHP Fund VII, LLC	Delaware	Investor Member: Garnet LIHTC Fund XIX, LLC	Real estate investments
TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property.
TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
The AEGON Trust Advisory Board: Mark W. Mullin, Alexander R. Wynaendts, and Jay Orlandi	Delaware	100% AEGON International B.V.	Voting Trust
THH Acquisitions, LLC	Iowa	Sole Member - Investors Warranty of America, LLC	Acquirer of Core South Carolina mortgage loans from Investors Warranty of America, LLC and holder of foreclosed real estate.
TLIC Oakbrook Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company
TLIC Riverwood Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company
TLIC Watertree Reinsurance Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company
Tradition Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Tradition Irrigation Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Irrigation company
Tradition Land Company, LLC	Iowa	Sole Member: Investors Warranty of America, LLC	Acquirer of Core Florida mortgage loans from Investors Warranty and holder of foreclosed real estate.
Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Advisors Life Insurance Company	Arkansas	100% Transamerica Corporation	Insurance company
Transamerica Affinity Marketing Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company
Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company
Transamerica Affordable housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership
Transamerica Agency Network, Inc.	Iowa	100% AUSA Holding, LLC	Special purpose subsidiary
Transamerica Annuity Service Corporation	New Mexico	100% Commonwealth General Corporation	Performs services required for structured settlements

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Asset Management, Inc.	Florida	Transamerica Premier Life Insurance Company owns 77%; AUSA Holding, LLC owns 23%.	Fund advisor
Transamerica Aviation LLC	Delaware	Sole Member: TCFC Air Holdings, Inc.	Special purpose corporation
Transamerica (Bermuda) Services Center, Ltd.	Bermuda	100% AEGON International B.V.	Special purpose corporation
Transamerica Capital, Inc.	California	100% AUSA Holding, LLC	Broker/Dealer
Transamerica Casualty Insurance Company	Ohio	100% Transamerica Corporation	Insurance company
Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company
Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance
Transamerica Corporation	Oregon	100% Transamerica Corporation	Holding company
Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance
Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc.	Delaware	1,000 shares owned by AUSA Holding, LLC; 209 shares owned by Commonwealth General Corporation; 729 shares owned by AEGON Asset Management Services, Inc.	Broker/Dealer
Transamerica Financial Life Insurance Company	New York	88% Transamerica Corporation; 12% Transamerica Life Insurance Company	Insurance
Transamerica Fund Services, Inc.	Florida	Transamerica Premier Life Insurance Company owns 44%; AUSA Holding, LLC owns 56%	Mutual fund
Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing
Transamerica Home Loan	California	100% Transamerica Consumer Finance Holding Company	Consumer mortgages
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary
Transamerica International Direct Marketing Consultants, LLC	Maryland	Members: 51% Beth Lewellyn; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% Transamerica Corporation	Reinsurance
Transamerica International Re Escritório de Representação no Brasil Ltd	Brazil	95% Transamerica International Re(Bermuda) Ltd.; 5% Commonwealth General Corporation	Insurance and reinsurance consulting
Transamerica Investment Management, LLC	Delaware	Sole Member - AEGON USA Asset Management Holding, LLC	Investment advisor
Transamerica Investors Securities Corporation	Delaware	100% Transamerica Retirement Solutions, LLC	Broker/Dealer
Transamerica Leasing Holdings Inc.	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Life Insurance Company	Iowa	100% - Commonwealth General Corporation	Insurance
Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda - - will primarily write fixed universal life and term insurance
Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Commonwealth General Corporation	Life insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Premier Life Insurance Company	Iowa	100% Commonwealth General Corporation	Insurance Company
Transamerica Pyramid Properties LLC	Iowa	Sole Member: Transamerica Premier Life Insurance Company	Realty limited liability company
Transamerica Realty Investment Properties LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Realty limited liability company
TABR Realty Services, LLC	Delaware	Sole Member: AUSA Holding, LLC	Real estate investments
Transamerica Resources, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides education and information regarding retirement and economic issues.
Transamerica Retirement Advisors, LLC	Delaware	Sole Member: Transamerica Retirement Solutions, LLC	Investment advisor
Transamerica Retirement Insurance Agency, LLC	Delaware	Sole Member: Transamerica Retirement Solutions, LLC	Conduct business as an insurance agency.
Transamerica Retirement Solutions, LLC	Delaware	Sole Member: AUSA Holding, LLC	Retirement plan services.
Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Stable Value Solutions Inc.	Delaware	100% Commonwealth General Corporation	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts.
Transamerica Travel and Conference Services, LLC	Iowa	Sole Member: Money Services, Inc.	Travel and conference services
Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing
Transamerica Ventures, LLC	Delaware	Sole Member: AUSA Holding, LLC	Investments
Transamerica Ventures Fund, LLC	Delaware	100% AUSA Holding, LLC	Investments
United Financial Services, Inc.	Maryland	100% Transamerica Corporation	General agency
Universal Benefits, LLC	Iowa	Sole Member: AUSA Holding, LLC	Third party administrator
WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Properties Holdings, LLC	Georgia	Sole Member: World Financial Group, Inc.	Marketing
WFG Reinsurance Limited	Hawaii	51% owned by World Financial Group, Inc.; remaining 49% is annually offered to independent contractors associated with WFG Reinsurance Ltd.	Reinsurance
WFG Securities Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer
World Financial Group Canada Inc.	Canada	100% World Financial Group Holding Company of Canada Inc.	Marketing
World Financial Group Holding Company of Canada Inc.	Canada	100% Commonwealth General Corporation	Holding company
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency, Inc.	California	100% Transamerica Premier Life Insurance Company	Insurance agency
World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company
Yarra Rapids, LLC	Delaware	Members are: Real Estate Alternatives Portfolio 4MR, LLC (49%) and non-AEGON affiliate (51%)	Real estate investments
Zahorik Company, Inc.	California	100% AUSA Holding, LLC	Inactive
Zero Beta Fund, LLC	Delaware

Members are: Transamerica Life Insurance Company (71.6%~~)~~; Transamerica Premier Life Insurance Company (16.8%); Transamerica Financial Life Insurance Company (9.3%); Firebird Re Corp. (1.7%); Transamerica Advisors Life Insurance Company (0.7%). Manager: AEGON USA Investment Management LLC

Aggregating vehicle formed to hold various fund investments.

Item 27.    Number of Policyowners

As of March 31, 2017, there were 88,620 Owners of the Policies for LandmarkSM Variable Annuity; and 3,290 Owners of the Policies for the Members® LandmarkSM Variable Annuity.

Item 28.    Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA B, Separate Account VA Q, Separate Account VA FF, Separate Account VA HH, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Transamerica Separate Account R3, Separate Account VL, Separate Account VUL-1; Separate Account VUL-2, Separate Account VUL-3, Separate Account VUL-4, Separate Account VUL-5, Separate Account VUL-6, Separate Account VUL-A, and Variable Life Account A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account, TFLIC Series Life Account, TFLIC Pooled Account No. 44, ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC, Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Annuity Account, WRL Series Annuity Account B, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account and Separate Account VL E. This account is a separate account of Transamerica Premier Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Transamerica Advisors Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds, Transamerica Investors, Inc., Transamerica Partners Funds Group, Transamerica Partners Funds Group II, Transamerica Partners Portfolios, and Transamerica Asset Allocation Variable Funds.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter

Brian Beitzel	(2)	Director, Treasurer and Chief Financial Officer

Joe Boan	(1)	Director and Vice President

David R. Paulsen	(3)	Director, Chief Executive Officer, President and Chairman of the Board

Mike Curran	(3)	Chief Compliance Officer

Amy E. Angle	(2)	Secretary

Vincent J. Toner	(3)	Vice President

John Koehler	(3)	Vice President

Alison Ryan	(4)	Assistant Secretary

(1)	100 Light Street, Floor B1, Baltimore, MD 21202
(2)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(3)	1801 California Street, Suite 5200, Denver, CO 80202
(4)	1150 S. Olive St., Los Angeles, CA 90015

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
Transamerica Capital, Inc.	$63,974,281	0	0	0

(1)	Fiscal Year 2016

Item 30.    Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit Transamerica Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.

Item 31.    Management Services.

All management Policies are discussed in Part A or Part B.

Item 32.    Undertakings

(a)  Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

(b)  Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)  Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica at the address or phone number listed in the Prospectus.

(d)  Transamerica Life Insurance Company hereby represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Life Insurance Company.

SECTION 403(B) REPRESENTATIONS

        Transamerica represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

STATEMENT PURSUANT TO RULE 6C-7: TEXAS OPTIONAL RETIREMENT PROGRAM

Transamerica and the Mutual Fund Account rely on 17 C.F.R. Sec. 270.6c-7, and represent that the provisions of that Rule have been or will be complied with.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 25th day of April, 2017.

SEPARATE ACCOUNT VA B

TRANSAMERICA LIFE INSURANCE COMPANY
Depositor

*
Blake S. Bostwick
Director and President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

* Blake S. Bostwick	Director and President	April 25, 2017

* Eric J. Martin	Controller, Senior Vice President and Assistant Treasurer	April 25, 2017

* Mark W. Mullin	Director and Chairman of the Board	April 25, 2017

* Jay Orlandi	Director, Executive Vice President, Secretary and General Counsel	April 25, 2017

* David Schulz	Director, Chief Tax Officer and Senior Vice President	April 25, 2017

* C. Michiel van Katwijk	Director, Executive Vice President Chief Financial Officer and Treasurer	April 25, 2017

/s/ Alison Ryan Alison Ryan	Assistant Secretary	April 25, 2017

*	By: Alison Ryan – Attorney-in-Fact pursuant to Powers of Attorney filed previously and/or herewith.

Registration No.

33-33085

811-06032

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

SEPARATE ACCOUNT VA B

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*
9	Opinion and Consent of Counsel
10(a)	Consent of Independent Registered Public Accounting Firm

*	Page numbers included only in manually executed original.